UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) November 30, 2018	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
1.00%, 11/15/19	$3,601	$3,542,343
1.13%, 03/31/20	8,338	8,157,886
1.13%, 04/30/20	101,768	99,426,541
1.13%, 02/28/21	190,199	183,222,560
1.13%, 08/31/21	661,072	631,452,874
1.25%, 03/31/21	957,808	924,471,790
1.25%, 10/31/21	49,904	47,707,054
1.38%, 12/15/19	4,180	4,121,382
1.38%, 01/15/20	347,938	342,623,790
1.38%, 02/15/20	139,389	137,069,481
1.38%, 02/29/20	439,781	432,222,854
1.38%, 03/31/20	179,995	176,662,281
1.38%, 04/30/20	603,405	591,596,177
1.38%, 05/31/20	520,870	509,943,939
1.38%, 08/31/20	8,530	8,320,415
1.38%, 09/30/20(a)	35,628	34,716,424
1.38%, 01/31/21	180,364	174,910,806
1.38%, 04/30/21	562,456	543,560,994
1.50%, 11/30/19	4,359	4,305,534
1.50%, 04/15/20	2,517	2,473,149
1.50%, 05/15/20	289,429	284,081,348
1.50%, 05/31/20	663,645	650,916,495
1.50%, 06/15/20	386,870	379,268,608
1.50%, 07/15/20	316,308	309,710,011
1.63%, 12/31/19	263,336	260,147,164
1.63%, 03/15/20	134,280	132,302,518
1.63%, 06/30/20	751,500	737,732,287
1.63%, 07/31/20	68,245	66,922,753
1.63%, 10/15/20	31,005	30,331,610
1.63%, 11/30/20	310,962	303,758,858
1.75%, 10/31/20	31,005	30,386,111
1.75%, 12/31/20	163,192	159,743,295
1.88%, 06/30/20	255,100	251,403,042
2.00%, 07/31/20	606,227	598,199,227
2.00%, 09/30/20	182,177	179,508,391
2.00%, 11/30/20	570,914	561,815,058
2.00%, 02/28/21	102,662	100,829,323
2.00%, 05/31/21	114,290	112,008,664
2.00%, 08/31/21	287,578	281,287,231
2.00%, 10/31/21	281,254	274,728,030
2.13%, 08/31/20	979,810	968,136,485
2.13%, 01/31/21	335,428	330,514,503
2.13%, 06/30/21	36,126	35,500,851

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 08/15/21	$297,571	$292,084,535
2.13%, 09/30/21	61,134	59,956,693
2.25%, 02/29/20	24,775	24,611,446
2.25%, 03/31/21	300,234	296,375,525
2.25%, 04/30/21	1,448,230	1,429,221,981
2.25%, 07/31/21	126,780	124,883,252
2.38%, 04/30/20	31,005	30,819,697
2.38%, 12/31/20	313,998	311,201,455
2.38%, 03/15/21	34,384	34,044,190
2.63%, 08/15/20	38,031	37,903,239
2.63%, 11/15/20	467,753	465,962,385
2.63%, 06/15/21	201,862	200,844,805
2.63%, 07/15/21	128,000	127,335,000
2.75%, 08/15/21	360,123	359,320,865
2.75%, 09/15/21	222,456	221,969,278
2.88%, 10/15/21	522,527	523,036,979
3.38%, 11/15/19	406	408,252
3.50%, 05/15/20	457,131	461,613,028
3.63%, 02/15/20	5,424	5,476,121
3.63%, 02/15/21	3,246	3,301,030
8.13%, 05/15/21	2,000	2,246,797
8.75%, 08/15/20	112,947	123,915,214

		17,036,271,904

Total U.S. Government Obligations — 99.2% (Cost: $17,168,216,559)		17,036,271,904

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)(d)	658,573	658,573,326

Total Short-Term Investments — 3.9% (Cost: $658,573,326)		658,573,326

Total Investments in Securities — 103.1% (Cost: $17,826,789,885)		17,694,845,230

Other Assets, Less Liabilities — (3.1)%		(523,844,012)

Net Assets — 100.0%		$17,171,001,218

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	60,794	597,779	658,573	$658,573,326	$3,540,261	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

1

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® 1-3 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,036,271,904	$—	$17,036,271,904
Money Market Funds	658,573,326	—	—	658,573,326

	$658,573,326	$17,036,271,904	$—	$17,694,845,230

2

Schedule of Investments (unaudited) November 30, 2018	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$1,145	$1,093,699
1.38%, 06/30/23	30,036	28,129,512
1.38%, 08/31/23	11,166	10,429,306
1.38%, 09/30/23	150	139,945
1.50%, 01/31/22	186,541	179,021,066
1.50%, 02/28/23	15,034	14,221,224
1.50%, 03/31/23	23,908	22,587,456
1.63%, 08/15/22	14,726	14,090,366
1.63%, 08/31/22	46,343	44,328,166
1.63%, 11/15/22	7,522	7,177,340
1.63%, 04/30/23	95,890	90,990,241
1.63%, 02/15/26	75,000	68,622,070
1.75%, 11/30/21	16,565	16,053,167
1.75%, 02/28/22	106,075	102,494,969
1.75%, 03/31/22	137,655	132,890,846
1.75%, 04/30/22	28,449	27,436,616
1.75%, 05/15/22	92,686	89,362,337
1.75%, 05/31/22	54,027	52,064,301
1.75%, 06/30/22	61,600	59,318,875
1.75%, 09/30/22	30,964	29,726,649
1.75%, 01/31/23	10,952	10,475,417
1.75%, 05/15/23	419,970	400,447,955
1.88%, 01/31/22	266,300	258,539,853
1.88%, 02/28/22	29,180	28,308,117
1.88%, 03/31/22	234,478	227,315,235
1.88%, 04/30/22	629,229	609,442,699
1.88%, 05/31/22	40,223	38,921,941
1.88%, 07/31/22	43,999	42,510,596
1.88%, 08/31/22	114,544	110,557,332
1.88%, 09/30/22	221,571	213,746,774
1.88%, 10/31/22	15,219	14,667,311
2.00%, 08/31/21	3,222	3,151,519
2.00%, 10/31/21	4,573	4,466,892
2.00%, 12/31/21	96,283	93,939,863
2.00%, 07/31/22	22,033	21,379,756
2.00%, 10/31/22	66,705	64,604,834
2.00%, 11/30/22	5,870	5,681,977
2.00%, 02/15/23	70,833	68,411,950
2.00%, 04/30/24	10,300	9,845,754
2.00%, 05/31/24	19,055	18,200,502
2.00%, 06/30/24	53,944	51,482,805
2.00%, 02/15/25	486,704	461,361,077
2.13%, 08/15/21	2,364	2,320,414
2.13%, 09/30/21	4,854	4,760,621
2.13%, 06/30/22	177,111	172,724,736

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 12/31/22	$29,130	$28,310,719
2.13%, 11/30/23	287,420	277,460,959
2.13%, 02/29/24	154,754	149,096,000
2.13%, 03/31/24	34,651	33,361,062
2.13%, 07/31/24	25,140	24,135,382
2.13%, 09/30/24	25,140	24,100,029
2.13%, 05/15/25	305,487	291,167,297
2.25%, 07/31/21	80	78,803
2.25%, 12/31/23	97,553	94,683,570
2.25%, 01/31/24	25,042	24,291,718
2.25%, 11/15/24	370,082	356,767,723
2.25%, 12/31/24	72,553	69,905,949
2.25%, 11/15/25	535,879	512,811,081
2.38%, 01/31/23	47,096	46,216,629
2.38%, 08/15/24	751,105	730,390,936
2.50%, 03/31/23	40,666	40,084,603
2.50%, 05/15/24	419,118	410,932,102
2.63%, 02/28/23	3,355	3,324,595
2.63%, 03/31/25	13,709	13,479,267
2.75%, 04/30/23	105,966	105,514,817
2.75%, 11/15/23	98,342	97,823,399
2.75%, 02/15/24	370,362	368,003,835
2.75%, 02/28/25	7,561	7,491,592
2.75%, 06/30/25	13,193	13,057,462
2.88%, 05/31/25	21,056	20,998,425
3.00%, 09/30/25	52,400	52,645,625
7.13%, 02/15/23	12,187	14,226,768

		7,737,804,428

Total U.S. Government Obligations — 99.2% (Cost: $7,905,596,522)		7,737,804,428

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	93,384	93,383,667

Total Short-Term Investments — 1.2% (Cost: $93,383,667)		93,383,667

Total Investments in Securities — 100.4% (Cost: $7,998,980,189)		7,831,188,095

Other Assets, Less Liabilities — (0.4)%		(32,471,551)

Net Assets — 100.0%		$7,798,716,544

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,585	48,799	93,384	$93,383,667	$276,700	$—	$—

3

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® 3-7 Year Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,737,804,428	$—	$7,737,804,428
Money Market Funds	93,383,667	—	—	93,383,667

	$93,383,667	$7,737,804,428	$—	$7,831,188,095

4

Schedule of Investments (unaudited) November 30, 2018	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$230,449	$207,440,378
1.63%, 02/15/26	269,965	247,007,613
1.63%, 05/15/26	1,539,627	1,404,007,873
2.00%, 11/15/26	868,432	808,998,685
2.25%, 11/15/25	2,063	1,974,290
2.25%, 02/15/27	1,339,045	1,268,431,387
2.25%, 08/15/27	1,473,425	1,389,681,033
2.25%, 11/15/27	322,178	303,211,910
2.38%, 05/15/27	1,977,016	1,888,127,216
2.75%, 02/15/28	1,077,040	1,054,741,814
2.88%, 05/15/28	639,790	632,517,682
5.25%, 11/15/28	15,000	17,850,586
5.50%, 08/15/28	4,584	5,532,852

		9,229,523,319

Total U.S. Government Obligations — 99.6% (Cost: $9,432,465,108)		9,229,523,319

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	66,266	$66,265,705

Total Short-Term Investments — 0.7% (Cost: $66,265,705)		66,265,705

Total Investments in Securities — 100.3% (Cost: $9,498,730,813)		9,295,789,024

Other Assets, Less Liabilities — (0.3)%		(31,362,504)

Net Assets — 100.0%		$9,264,426,520

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,151	29,115	66,266	$66,265,705	$285,224	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$9,229,523,319	$—	$9,229,523,319
Money Market Funds	66,265,705	—	—	66,265,705

	$66,265,705	$9,229,523,319	$—	$9,295,789,024

5

Schedule of Investments (unaudited) November 30, 2018	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
2.38%, 05/15/27	$587	$560,990
4.25%, 05/15/39	8,537	9,864,237
4.38%, 02/15/38	91,749	107,665,301
4.38%, 11/15/39	10,958	12,863,237
4.50%, 02/15/36	123,831	146,560,406
4.75%, 02/15/37	5,500	6,725,039
5.00%, 05/15/37	66,236	83,425,934
5.25%, 11/15/28	18,730	22,289,193
5.25%, 02/15/29	37,261	44,458,605
5.38%, 02/15/31	58,718	72,489,206
5.50%, 08/15/28	1,149	1,386,593
6.13%, 08/15/29	58,473	74,851,908
6.25%, 05/15/30	60,519	79,148,289

		662,288,938

Total U.S. Government Obligations — 99.1% (Cost: $699,607,612)		662,288,938

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	4,991	$4,990,812

Total Short-Term Investments — 0.7% (Cost: $4,990,812)		4,990,812

Total Investments in Securities — 99.8% (Cost: $704,598,424)		667,279,750

Other Assets, Less Liabilities — 0.2%		1,113,784

Net Assets — 100.0%		$668,393,534

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,827	(4,836)	4,991	$4,990,812	$64,017	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$662,288,938	$—	$662,288,938
Money Market Funds	4,990,812	—	—	4,990,812

	$4,990,812	$662,288,938	$—	$667,279,750

6

Schedule of Investments (unaudited) November 30, 2018	iShares 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.2%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$816,337	$699,594,862
2.50%, 02/15/46	668,107	570,057,506
2.50%, 05/15/46	521,378	444,433,674
2.75%, 08/15/42	267,604	243,342,026
2.75%, 11/15/42	255,165	231,662,001
2.75%, 08/15/47	392,430	351,270,749
2.75%, 11/15/47	117,278	104,895,092
2.88%, 05/15/43	523,414	485,262,493
2.88%, 08/15/45	289,921	267,327,362
2.88%, 11/15/46	337,384	310,354,110
3.00%, 11/15/44	276,243	261,384,622
3.00%, 05/15/45	34,538	32,659,807
3.00%, 11/15/45	537,067	507,402,437
3.00%, 02/15/47	64,103	60,432,196
3.00%, 05/15/47	274,234	258,315,384
3.13%, 11/15/41	6,245	6,086,679
3.13%, 02/15/43	245,031	237,574,977
3.13%, 08/15/44	516,246	499,851,158
3.13%, 05/15/48	70,913	68,356,061
3.38%, 05/15/44	169,668	171,570,340
3.63%, 08/15/43	269,886	284,339,240
3.75%, 08/15/41	9,297	9,999,507
3.75%, 11/15/43	274,974	295,564,396
3.88%, 08/15/40	250,173	274,311,006
4.25%, 05/15/39	97,279	112,402,960

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 11/15/40	$316,729	$365,821,879
4.38%, 02/15/38	27,032	31,720,949
4.38%, 11/15/39	111,296	130,646,253
4.38%, 05/15/40	4,650	5,459,765
4.50%, 05/15/38	24,396	29,085,440
4.63%, 02/15/40	182,176	220,909,264
5.00%, 05/15/37	5,011	6,312,015

		7,578,406,210

Total U.S. Government Obligations — 99.2% (Cost: $8,380,061,905)		7,578,406,210

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	70,702	70,701,801

Total Short-Term Investments — 0.9% (Cost: $70,701,801)		70,701,801

Total Investments in Securities — 100.1% (Cost: $8,450,763,706)		7,649,108,011

Other Assets, Less Liabilities — (0.1)%		(5,328,422)

Net Assets — 100.0%		$7,643,779,589

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,138	(39,436)	70,702	$70,701,801	$531,349	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,578,406,210	$—	$7,578,406,210
Money Market Funds	70,701,801	—	—	70,701,801

	$70,701,801	$7,578,406,210	$—	$7,649,108,011

7

Schedule of Investments (unaudited) November 30, 2018	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(a)

Iraq — 6.7%
Iraq Government AID Bond, 2.15%, 01/18/22	$31,250	$30,501,250

Israel — 10.0%
Israel Government AID Bond
0.00%, 09/15/20(b)	4	3,774
5.50%, 09/18/23	31,596	35,077,247
5.50%, 12/04/23	6,362	7,070,663
5.50%, 04/26/24	734	820,649
5.50%, 09/18/33	2,000	2,458,860

		45,431,193

Tunisia — 0.8%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,699,579

Ukraine — 1.5%
Ukraine Government AID Bond
1.47%, 09/29/21	233	223,957
1.85%, 05/29/20	6,500	6,401,590

		6,625,547

Total Foreign Government Obligations — 19.0% (Cost: $87,522,540)		86,257,569

U.S. Government Agency Obligations

U.S. Government Agency Obligations — 80.1%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	72,878
Federal Farm Credit Banks
2.35%, 02/12/21	800	791,128
2.38%, 03/27/20	800	795,080
2.54%, 04/05/21	29,000	28,771,190
2.85%, 09/20/21	5,175	5,159,837
2.88%, 05/26/21	8,000	7,990,320
3.17%, 03/07/28	5	4,918
3.35%, 03/23/33	100	96,269
3.39%, 03/20/34	100	96,058
3.58%, 08/02/33	350	348,908
5.13%, 07/09/29	267	304,441
5.41%, 04/17/36	250	296,415
Federal Home Loan Banks
1.38%, 09/28/20	3,690	3,592,879
1.80%, 08/28/20 (Call 02/28/19)	1,500	1,471,305
2.25%, 01/29/21 (Call 07/29/19)	700	689,612
2.30%, 01/26/21 (Call 01/26/19)	700	690,599
2.38%, 03/12/21	1,000	988,240
2.50%, 12/10/27	10,980	10,281,233
3.00%, 09/11/26	2,000	1,971,540
3.00%, 03/10/28	2,500	2,428,425
3.13%, 12/11/20	700	703,080
3.13%, 06/13/25	1,055	1,051,666
3.25%, 11/16/28	3,190	3,176,730
3.38%, 06/12/20	11,475	11,559,915
3.38%, 09/08/23	7,000	7,108,290
3.63%, 03/12/21	750	761,580
4.00%, 09/01/28	810	849,739
4.13%, 03/13/20	27,600	28,058,160

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
5.00%, 09/28/29	$4,005	$4,551,202
5.50%, 07/15/36	4,130	5,157,048
5.63%, 03/14/36	500	625,810
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	4,477	4,353,121
1.85%, 07/13/20 (Call 01/13/19)	58,300	57,331,637
2.38%, 02/16/21	12,800	12,661,632
6.75%, 09/15/29	151	197,022
6.75%, 03/15/31	600	799,818
Federal National Mortgage Association
0.00%, 10/09/19(b)	4,514	4,407,605
2.88%, 10/30/20	49,000	48,970,600
5.63%, 07/15/37	394	501,207
6.03%, 10/08/27	1,620	1,951,387
6.09%, 09/27/27	700	841,596
6.21%, 08/06/38	2,166	2,950,374
6.25%, 05/15/29	4,220	5,285,592
6.32%, 12/20/27	292	355,744
6.63%, 11/15/30	12,758	16,770,008
7.13%, 01/15/30	110	148,470
7.25%, 05/15/30	10,349	14,141,391
Navient Solutions LLC, 0.00%, 10/03/22(b)	5,797	5,080,433
Private Export Funding Corp., Series KK, 3.55%, 01/15/24	5,045	5,125,922
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	9,241	8,820,997
0.00%, 10/15/20(b)	5,074	4,804,672
0.00%, 01/15/21(b)	3,595	3,360,894
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,000	1,114,430
Tennessee Valley Authority
2.25%, 03/15/20	5,345	5,305,768
5.25%, 09/15/39	2,000	2,408,740
5.88%, 04/01/36	20,250	25,391,880
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	158,924

		363,684,359

Total U.S. Government Agency Obligations — 80.1% (Cost: $368,515,065)		363,684,359

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	419	419,336

Total Short-Term Investments — 0.1% (Cost: $419,336)		419,336

Total Investments in Securities — 99.2% (Cost: $456,456,941)		450,361,264

Other Assets, Less Liabilities — 0.8%		3,717,876

Net Assets — 100.0%		$454,079,140

(a)	Investments are denominated in U.S. dollars.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

8

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Agency Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	305	114	419	$419,336	$31,478	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$86,257,569	$—	$86,257,569
U.S. Government Agency Obligations	—	363,684,359	—	363,684,359
Money Market Funds	419,336	—	—	419,336

	$419,336	$449,941,928	$—	$450,361,264

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

9

Schedule of Investments (unaudited) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23(a)	$912	$903,860
4.65%, 10/01/28 (Call 07/01/28)(a)	35	34,553
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	856	801,434
3.63%, 05/01/22	1,022	1,004,184
3.65%, 11/01/24 (Call 08/01/24)	700	672,167
4.45%, 08/15/20	250	254,397
WPP Finance 2010
3.63%, 09/07/22	100	96,979
3.75%, 09/19/24(a)	990	919,649
5.63%, 11/15/43	395	389,341

		5,076,564

Aerospace & Defense — 1.8%
Boeing Co. (The)
2.80%, 03/01/23 (Call 02/01/23)	340	332,619
2.85%, 10/30/24 (Call 07/30/24)	465	446,512
3.25%, 03/01/28 (Call 12/01/27)(a)	390	373,972
3.45%, 11/01/28 (Call 08/01/28)	195	189,545
3.55%, 03/01/38 (Call 09/01/37)(a)	130	119,266
3.63%, 03/01/48 (Call 09/01/47)	50	44,290
3.85%, 11/01/48 (Call 05/01/48)	75	69,042
4.88%, 02/15/20(a)	200	204,120
5.88%, 02/15/40(a)	754	907,893
Embraer Netherlands Finance BV
5.05%, 06/15/25	919	929,339
5.40%, 02/01/27	615	631,912
Embraer SA, 5.15%, 06/15/22	500	513,755
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	46,580
2.13%, 08/15/26 (Call 05/15/26)	250	223,191
2.25%, 11/15/22 (Call 08/15/22)(a)	350	336,099
2.63%, 11/15/27 (Call 08/15/27)(a)	425	387,300
3.00%, 05/11/21(a)	2,175	2,162,429
3.38%, 05/15/23 (Call 04/15/23)	760	755,387
3.50%, 05/15/25 (Call 03/15/25)	680	672,772
3.75%, 05/15/28 (Call 02/15/28)	710	706,310
3.88%, 07/15/21 (Call 04/15/21)	176	178,152
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	145	140,735
4.85%, 04/27/35 (Call 10/27/34)	320	317,775
5.05%, 04/27/45 (Call 10/27/44)	562	567,546
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	900	892,129
3.95%, 05/28/24 (Call 02/28/24)	42	41,543
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	25	24,572
2.90%, 03/01/25 (Call 12/01/24)	720	682,201
3.10%, 01/15/23 (Call 11/15/22)(a)	800	783,547
3.35%, 09/15/21	638	635,143
3.55%, 01/15/26 (Call 10/15/25)	982	962,619
3.60%, 03/01/35 (Call 09/01/34)(a)	272	247,417
3.80%, 03/01/45 (Call 09/01/44)	460	408,098
4.07%, 12/15/42	484	449,223
4.50%, 05/15/36 (Call 11/15/35)	757	767,321
4.70%, 05/15/46 (Call 11/15/45)	653	665,605
Series B, 6.15%, 09/01/36	150	176,861

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.08%, 10/15/20	$200	$195,347
2.55%, 10/15/22 (Call 09/15/22)	202	193,098
2.93%, 01/15/25 (Call 11/15/24)	621	585,867
3.20%, 02/01/27 (Call 11/01/26)	1,381	1,295,325
3.25%, 08/01/23	55	53,569
3.25%, 01/15/28 (Call 10/15/27)	900	836,589
3.50%, 03/15/21	407	407,170
3.85%, 04/15/45 (Call 10/15/44)	616	540,165
4.03%, 10/15/47 (Call 04/15/47)	730	652,509
4.75%, 06/01/43	250	249,735
5.05%, 11/15/40	150	155,269
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	127,446
3.13%, 10/15/20	819	819,230
4.20%, 12/15/44 (Call 06/15/44)	430	424,904
4.70%, 12/15/41	25	26,468
4.88%, 10/15/40(a)	280	302,831
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	850	823,322
3.20%, 03/15/24 (Call 01/15/24)	106	101,345
3.50%, 03/15/27 (Call 12/15/26)	1,168	1,097,676
3.70%, 12/15/23 (Call 09/15/23)	100	99,144
4.35%, 04/15/47 (Call 10/15/46)	510	470,538
4.80%, 12/15/43 (Call 06/15/43)	258	254,118
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	475	454,244
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	415	395,649
2.30%, 05/04/22 (Call 04/04/22)	250	238,994
2.65%, 11/01/26 (Call 08/01/26)	500	446,362
2.80%, 05/04/24 (Call 03/04/24)	525	494,481
3.10%, 06/01/22	2,076	2,024,223
3.13%, 05/04/27 (Call 02/04/27)	325	299,042
3.35%, 08/16/21	75	74,773
3.65%, 08/16/23 (Call 07/16/23)	350	344,952
3.75%, 11/01/46 (Call 05/01/46)	460	383,301
3.95%, 08/16/25 (Call 06/16/25)	35	34,573
4.05%, 05/04/47 (Call 11/04/46)	250	219,058
4.13%, 11/16/28 (Call 08/16/28)(a)	1,000	979,141
4.15%, 05/15/45 (Call 11/16/44)(a)	416	371,351
4.45%, 11/16/38 (Call 05/16/38)	570	549,884
4.50%, 04/15/20	1,274	1,291,946
4.50%, 06/01/42	1,000	935,160
4.63%, 11/16/48 (Call 05/16/48)	950	913,870
5.40%, 05/01/35	90	96,137
5.70%, 04/15/40	350	384,742
6.05%, 06/01/36	295	332,096
6.13%, 07/15/38	725	824,600
6.70%, 08/01/28	150	177,244
7.50%, 09/15/29	75	94,388

		40,064,696

Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	346,659
2.63%, 09/16/26 (Call 06/16/26)	250	223,358
2.85%, 08/09/22	1,185	1,140,786
3.88%, 09/16/46 (Call 03/16/46)	743	597,243
4.00%, 01/31/24	625	624,121
4.25%, 08/09/42	390	334,621

10

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.75%, 05/05/21	$1,281	$1,306,750
5.38%, 01/31/44	560	551,531
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	568	517,070
3.38%, 03/15/22 (Call 02/15/22)	655	654,325
4.02%, 04/16/43	245	231,067
4.48%, 03/01/21	50	51,205
4.50%, 03/15/49 (Call 09/15/48)	250	247,024
5.77%, 03/01/41(c)	475	553,788
BAT Capital Corp.
2.30%, 08/14/20	340	330,706
2.76%, 08/15/22 (Call 07/15/22)	872	825,654
3.22%, 08/15/24 (Call 06/15/24)	560	516,958
3.56%, 08/15/27 (Call 05/15/27)	1,055	939,339
4.39%, 08/15/37 (Call 02/15/37)	785	663,936
4.54%, 08/15/47 (Call 02/15/47)	960	778,705
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)(a)	150	143,711
3.25%, 08/15/26 (Call 05/15/26)	467	416,858
3.75%, 09/25/27 (Call 06/25/27)	1,000	895,826
4.35%, 03/15/24 (Call 02/15/24)	250	247,051
Imperial Brands Finance PLC, 3.75%, 07/21/22 (Call 05/21/22)(a)(b)	400	392,257
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	384	370,384
2.00%, 02/21/20	110	108,453
2.13%, 05/10/23 (Call 03/10/23)	468	434,243
2.38%, 08/17/22 (Call 07/17/22)	341	323,839
2.50%, 08/22/22	697	664,977
2.50%, 11/02/22 (Call 10/02/22)	300	285,943
2.63%, 02/18/22 (Call 01/18/22)	50	48,277
2.75%, 02/25/26 (Call 11/25/25)	319	295,883
2.90%, 11/15/21	522	511,452
3.13%, 08/17/27 (Call 05/17/27)	175	164,038
3.13%, 03/02/28 (Call 12/02/27)	320	299,892
3.25%, 11/10/24	415	401,223
3.38%, 08/11/25 (Call 05/11/25)	10	9,673
3.88%, 08/21/42(a)	8	6,804
4.13%, 05/17/21	300	303,447
4.13%, 03/04/43	1,153	1,024,774
4.25%, 11/10/44(a)	361	322,781
4.38%, 11/15/41	452	412,807
4.88%, 11/15/43	600	583,869
6.38%, 05/16/38	285	329,166
Reynolds American Inc.
3.25%, 06/12/20	625	619,136
4.45%, 06/12/25 (Call 03/12/25)	2,870	2,788,997
5.70%, 08/15/35 (Call 02/15/35)	255	255,122
5.85%, 08/15/45 (Call 02/15/45)	879	849,489
6.88%, 05/01/20	500	521,079
7.25%, 06/15/37	89	101,275

		25,567,572
Airlines — 0.2%
Delta Air Lines Inc.
2.60%, 12/04/20	925	904,746
3.40%, 04/19/21	125	123,575
3.63%, 03/15/22 (Call 02/15/22)	1,700	1,665,869
3.80%, 04/19/23 (Call 03/19/23)	100	97,618
4.38%, 04/19/28 (Call 01/19/28)	350	334,019

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	$175	$172,702
2.75%, 11/16/22 (Call 10/16/22)	160	154,108
3.00%, 11/15/26 (Call 08/15/26)	20	18,426

		3,471,063
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	105	100,320
2.38%, 11/01/26 (Call 08/01/26)	845	763,422
3.38%, 11/01/46 (Call 05/01/46)	151	127,037
3.63%, 05/01/43 (Call 11/01/42)	450	399,597
3.88%, 11/01/45 (Call 05/01/45)	685	633,679
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)(a)	100	99,075
3.75%, 09/15/25 (Call 07/15/25)	175	171,629
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	295	295,218

		2,589,977
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.65%, 07/12/21	220	210,441
1.70%, 09/09/21(a)	1,825	1,743,284
2.30%, 09/09/26(a)	1,000	898,169
2.45%, 09/24/20	220	216,833
2.60%, 11/16/22	1,010	975,510
2.65%, 02/12/21	200	197,116
3.45%, 07/14/23	265	263,553
3.50%, 02/15/28	100	96,084
3.63%, 10/10/23(a)	250	249,532
Series A, 2.15%, 03/13/20	350	344,889
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	75	68,192
3.25%, 08/14/20(b)	500	498,886
3.40%, 08/13/21(a)(b)	749	743,629
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	75	73,352
3.75%, 04/12/28 (Call 01/12/28)(b)	900	862,880
3.95%, 08/14/28 (Call 05/14/28)(b)	750	723,939
Daimler Finance North America LLC
2.00%, 07/06/21(a)(b)	1,000	954,058
3.00%, 02/22/21(a)(b)	3,150	3,099,691
3.35%, 05/04/21(b)	500	493,704
3.45%, 01/06/27(b)	150	138,898
3.70%, 05/04/23(b)	2,435	2,397,065
8.50%, 01/18/31	669	892,184
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	717	644,226
4.75%, 01/15/43	702	528,429
5.29%, 12/08/46 (Call 06/08/46)(a)	299	240,210
6.63%, 10/01/28	62	62,460
7.40%, 11/01/46	435	423,297
7.45%, 07/16/31(a)	575	592,831
Ford Motor Credit Co. LLC
2.34%, 11/02/20	500	479,617
2.43%, 06/12/20	405	391,994
2.68%, 01/09/20	435	428,679
3.10%, 05/04/23	500	451,781
3.16%, 08/04/20	725	707,957
3.20%, 01/15/21	1,905	1,841,777
3.22%, 01/09/22(a)	200	188,265
3.34%, 03/18/21	345	333,035

11

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.34%, 03/28/22 (Call 02/28/22)	$955	$899,980
3.47%, 04/05/21	200	193,586
3.66%, 09/08/24	1,340	1,186,778
3.81%, 01/09/24 (Call 11/09/23)	500	454,837
4.13%, 08/04/25	1,045	936,678
4.14%, 02/15/23 (Call 01/15/23)	1,250	1,185,840
4.25%, 09/20/22	1,000	960,594
5.75%, 02/01/21(a)	275	280,009
5.88%, 08/02/21	200	203,662
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	380	344,573
5.00%, 10/01/28 (Call 07/01/28)(a)	402	377,024
5.15%, 04/01/38 (Call 10/01/37)	950	807,998
5.20%, 04/01/45	275	228,394
5.40%, 04/01/48 (Call 10/01/47)	225	194,243
5.95%, 04/01/49 (Call 10/01/48)	390	352,364
6.25%, 10/02/43	452	413,903
6.60%, 04/01/36 (Call 10/01/35)	445	430,866
6.75%, 04/01/46 (Call 10/01/45)	340	330,492
General Motors Financial Co. Inc.
2.45%, 11/06/20	500	485,849
2.65%, 04/13/20	265	261,575
3.15%, 06/30/22 (Call 05/30/22)(a)	30	28,463
3.20%, 07/13/20 (Call 06/13/20)	200	197,823
3.20%, 07/06/21 (Call 06/06/21)(a)	155	150,434
3.25%, 01/05/23 (Call 12/05/22)	200	188,125
3.45%, 01/14/22 (Call 12/14/21)	1,005	968,969
3.45%, 04/10/22 (Call 02/10/22)(a)	970	931,437
3.55%, 04/09/21(a)	295	289,871
3.70%, 11/24/20 (Call 10/24/20)	743	737,999
3.70%, 05/09/23 (Call 03/09/23)	789	751,014
3.85%, 01/05/28 (Call 10/05/27)	100	87,756
3.95%, 04/13/24 (Call 02/13/24)(a)	381	361,303
4.00%, 01/15/25 (Call 10/15/24)	250	234,738
4.00%, 10/06/26 (Call 07/06/26)(a)	482	434,140
4.15%, 06/19/23 (Call 05/19/23)	75	72,846
4.20%, 03/01/21 (Call 02/01/21)	692	691,484
4.25%, 05/15/23(a)	50	48,727
4.30%, 07/13/25 (Call 04/13/25)(a)	379	356,497
4.35%, 04/09/25 (Call 02/09/25)	730	693,936
4.35%, 01/17/27 (Call 10/17/26)	298	275,078
4.38%, 09/25/21	225	224,777
5.25%, 03/01/26 (Call 12/01/25)	483	475,128
Harley-Davidson Financial Services Inc., 3.55%, 05/21/21(b)	100	99,407
Hyundai Capital America
3.25%, 09/20/22(b)	1,025	991,616
4.13%, 06/08/23(b)	1,975	1,952,673
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	500	486,281
2.80%, 01/13/22(a)(b)	1,500	1,448,012
3.65%, 09/21/21(b)	500	495,102
PACCAR Financial Corp.
2.05%, 11/13/20(a)	170	166,117
2.30%, 08/10/22	1,255	1,209,494
3.10%, 05/10/21(a)	205	204,169
Toyota Motor Corp.
3.18%, 07/20/21	250	249,053
3.42%, 07/20/23	275	273,247
3.67%, 07/20/28	160	158,137

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.90%, 04/08/21(a)	$450	$436,570
1.95%, 04/17/20(a)	1,000	985,670
2.15%, 03/12/20	350	345,815
2.60%, 01/11/22	258	252,269
2.63%, 01/10/23	1,045	1,007,544
2.70%, 01/11/23	75	72,435
2.75%, 05/17/21	500	492,632
2.90%, 04/17/24	875	840,889
2.95%, 04/13/21(a)	100	99,037
3.05%, 01/11/28	75	70,503
3.20%, 01/11/27	612	582,625
3.30%, 01/12/22	600	598,889
3.40%, 09/15/21(a)	605	606,540
3.40%, 04/14/25	175	171,609
3.45%, 09/20/23	450	445,478
Volkswagen Group of America Finance LLC
2.40%, 05/22/20(b)	500	491,025
4.00%, 11/12/21(b)	500	498,538
4.63%, 11/13/25(b)	1,000	975,740
4.75%, 11/13/28(b)	1,000	953,923

		59,847,276
Auto Parts & Equiptment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	320	315,908
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	200	195,354
4.40%, 10/01/46 (Call 04/01/46)	200	170,058
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	160	143,772
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	197,698
4.15%, 10/01/25 (Call 07/01/25)	150	150,623
Schaeffler Finance BV, 4.75%, 05/15/23 (Call 12/31/18)(b)	500	487,500
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	250	246,427

		1,907,340
Banks — 22.3%
ABN AMRO Bank NV, 3.40%, 08/27/21(b)	600	595,192
AIB Group PLC, 4.75%, 10/12/23(a)(b)	200	196,554
ANZ New Zealand Int’l Ltd./London, 2.88%, 01/25/22(b)	600	583,558
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	250	247,941
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	250	248,729
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	3,000	2,934,898
2.30%, 06/01/21	1,800	1,746,932
2.63%, 05/19/22	1,200	1,159,795
2.70%, 11/16/20	250	246,404
3.70%, 11/16/25	500	493,258
Axis Bank Ltd/Dubai, 2.88%, 06/01/21(b)	500	483,074
Banco Santander SA
3.13%, 02/23/23	400	374,900
3.50%, 04/11/22	400	389,456
3.80%, 02/23/28	800	706,848
3.85%, 04/12/23	600	578,135
4.25%, 04/11/27	800	739,662
4.38%, 04/12/28	800	737,180
Bancolombia SA, 5.95%, 06/03/21	200	206,752
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	398,609

12

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	$216	$210,950
2.33%, 10/01/21 (Call 10/01/20)(d)(e)	208	202,987
2.37%, 07/21/21 (Call 07/21/20)(d)(e)	300	293,774
2.50%, 10/21/22 (Call 10/21/21)	1,075	1,022,979
2.63%, 04/19/21	100	97,911
2.74%, 01/23/22 (Call 01/23/21)(d)(e)	275	269,405
2.82%, 07/21/23 (Call 07/21/22)(d)(e)	425	407,500
2.88%, 04/24/23 (Call 04/24/22)(d)(e)	550	531,585
3.00%, 12/20/23 (Call 12/20/22)(d)(e)	3,483	3,342,227
3.09%, 10/01/25 (Call 10/01/24)(d)(e)	175	164,715
3.12%, 01/20/23 (Call 01/20/22)(d)(e)	350	341,247
3.25%, 10/21/27 (Call 10/21/26)	850	780,649
3.30%, 01/11/23	1,490	1,454,550
3.37%, 01/23/26 (Call 01/23/25)(d)(e)	725	690,930
3.42%, 12/20/28 (Call 12/20/27)(d)(e)	2,632	2,424,466
3.50%, 05/17/22 (Call 05/17/21)(d)(e)	2,000	1,989,403
3.50%, 04/19/26	1,125	1,066,580
3.59%, 07/21/28 (Call 07/21/27)(d)(e)	775	729,931
3.71%, 04/24/28 (Call 04/24/27)(d)(e)	1,000	943,722
3.82%, 01/20/28 (Call 01/20/27)(d)(e)	150	143,509
3.86%, 07/23/24 (Call 07/23/23)(d)(e)	1,500	1,484,447
3.88%, 08/01/25	850	838,831
3.97%, 03/05/29 (Call 03/05/28)(d)(e)	1,300	1,250,016
4.00%, 04/01/24	570	569,100
4.00%, 01/22/25	820	795,324
4.10%, 07/24/23	675	675,499
4.13%, 01/22/24	525	527,165
4.20%, 08/26/24	784	775,932
4.24%, 04/24/38 (Call 04/24/37)(d)(e)	410	381,143
4.25%, 10/22/26	700	677,994
4.27%, 07/23/29 (Call 07/23/28)(d)(e)	1,850	1,813,199
4.44%, 01/20/48 (Call 01/20/47)(a)(d)(e)	1,145	1,075,311
4.45%, 03/03/26	875	860,546
4.88%, 04/01/44	117	117,487
5.00%, 01/21/44	500	508,404
5.63%, 07/01/20	100	103,261
5.88%, 02/07/42	751	857,357
6.11%, 01/29/37	605	659,133
6.22%, 09/15/26	500	546,849
7.75%, 05/14/38	750	964,113
Series L, 2.25%, 04/21/20	2,385	2,347,646
Series L, 3.95%, 04/21/25(a)	500	482,759
Series L, 4.18%, 11/25/27 (Call 11/25/26)	795	758,958
Series L, 4.75%, 04/21/45	360	347,905
Bank of America N.A., 6.00%, 10/15/36	426	481,555
Bank of China Ltd., 5.00%, 11/13/24(b)	1,000	1,018,968
Bank of Ireland Group PLC, 4.50%, 11/25/23(a)(b)	400	389,604
Bank of Montreal
1.90%, 08/27/21(a)	1,490	1,429,928
2.10%, 12/12/19(a)	225	222,566
2.10%, 06/15/20(a)	775	761,364
2.35%, 09/11/22(a)	482	460,988
2.55%, 11/06/22 (Call 10/06/22)(a)	690	662,503
4.34%, 10/05/28 (Call 10/05/23)(d)(e)	200	198,339
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	561	541,655
2.20%, 08/16/23 (Call 06/16/23)	672	628,014
2.45%, 11/27/20 (Call 10/27/20)	924	907,031
2.45%, 08/17/26 (Call 05/17/26)	600	538,402

Security	Par (000)	Value

Banks (continued)
2.50%, 04/15/21 (Call 03/15/21)	$605	$593,349
2.60%, 08/17/20 (Call 07/17/20)	390	385,666
2.66%, 05/16/23 (Call 05/16/22)(d)(e)	125	120,579
2.80%, 05/04/26 (Call 02/04/26)	9	8,344
2.95%, 01/29/23 (Call 12/29/22)(a)	700	680,915
3.25%, 09/11/24 (Call 08/11/24)	150	145,540
3.25%, 05/16/27 (Call 02/16/27)	498	474,420
3.40%, 05/15/24 (Call 04/15/24)	585	573,602
3.40%, 01/29/28 (Call 10/29/27)(a)	175	167,662
3.44%, 02/07/28 (Call 02/07/27)(d)(e)	225	215,147
3.45%, 08/11/23(a)	100	99,132
3.50%, 04/28/23	350	347,752
3.55%, 09/23/21 (Call 08/23/21)	850	849,618
3.65%, 02/04/24 (Call 01/05/24)	426	423,100
3.85%, 04/28/28(a)	250	248,698
4.60%, 01/15/20	50	50,777
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,200	1,184,124
Series G, 3.00%, 02/24/25 (Call 01/24/25)	180	171,107
Bank of Nova Scotia (The)
2.45%, 03/22/21	4,275	4,181,487
2.45%, 09/19/22(a)	245	234,835
2.70%, 03/07/22	1,015	984,218
2.80%, 07/21/21(a)	275	270,280
4.38%, 01/13/21(a)	55	56,164
4.50%, 12/16/25(a)	411	406,281
4.65%, (Call 10/12/22)(a)(d)(e)(f)	450	408,960
Bank One Corp., 7.63%, 10/15/26	350	418,510
Banque Federative du Credit Mutuel SA
2.70%, 07/20/22(b)	200	192,256
3.75%, 07/20/23(b)	1,100	1,086,207
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	470	457,357
5.14%, 10/14/20	750	762,362
Barclays PLC
2.88%, 06/08/20	500	490,087
3.20%, 08/10/21(a)	500	484,871
3.25%, 01/12/21	655	639,120
3.65%, 03/16/25	1,400	1,285,628
3.68%, 01/10/23 (Call 01/10/22)	1,150	1,096,854
4.34%, 05/16/24 (Call 05/16/23)(d)(e)	700	678,797
4.34%, 01/10/28 (Call 01/10/27)	250	229,253
4.38%, 01/12/26	1,800	1,701,846
4.95%, 01/10/47(a)	490	424,361
4.97%, 05/16/29 (Call 05/16/28)(d)(e)	2,405	2,287,868
5.25%, 08/17/45	500	451,278
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	1,405	1,359,296
2.45%, 01/15/20 (Call 12/15/19)	446	441,951
2.63%, 06/29/20 (Call 05/29/20)	250	247,163
2.75%, 04/01/22 (Call 03/01/22)	550	535,507
2.85%, 10/26/24 (Call 09/26/24)	830	786,615
3.20%, 09/03/21 (Call 08/03/21)(a)	1,075	1,068,584
BNP Paribas SA
2.38%, 05/21/20	400	394,628
3.25%, 03/03/23	406	395,771
3.38%, 01/09/25(b)	400	371,779
3.80%, 01/10/24(b)	2,000	1,934,840
4.25%, 10/15/24	200	194,784
4.38%, 03/01/33 (Call 03/01/28)(b)(d)(e)	2,500	2,300,310

13

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 01/15/21	$510	$526,064
7.20%, (Call 06/25/37)(a)(b)(d)(e)(f)	300	312,300
BPCE SA
2.75%, 12/02/21	1,548	1,500,921
2.75%, 01/11/23(b)	785	747,370
3.50%, 10/23/27(b)	1,500	1,340,880
4.00%, 09/12/23(a)(b)	500	490,031
4.00%, 04/15/24(a)	250	249,603
4.50%, 03/15/25(b)	500	481,070
4.63%, 09/12/28(a)(b)	250	242,213
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	245,998
2.63%, 01/15/22 (Call 12/15/21)	776	757,706
3.63%, 09/16/25 (Call 08/16/25)	500	485,656
3.80%, 10/30/26 (Call 09/30/26)	250	244,887
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	325	312,847
2.70%, 02/02/21	1,125	1,105,199
3.50%, 09/13/23(a)	100	99,012
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	638	622,910
3.20%, 01/30/23 (Call 12/30/22)(a)	1,275	1,230,634
3.20%, 02/05/25 (Call 01/05/25)	569	524,780
3.30%, 10/30/24 (Call 09/30/24)	807	753,495
3.45%, 04/30/21 (Call 03/30/21)(a)	250	248,105
3.50%, 06/15/23	80	77,768
3.75%, 04/24/24 (Call 03/24/24)	440	425,717
3.75%, 07/28/26 (Call 06/28/26)	813	738,379
3.75%, 03/09/27 (Call 02/09/27)	930	858,618
3.80%, 01/31/28 (Call 12/31/27)(a)	505	463,973
4.20%, 10/29/25 (Call 09/29/25)(a)	125	119,265
4.25%, 04/30/25 (Call 03/31/25)(a)	505	497,221
Capital One N.A., 2.25%, 09/13/21 (Call 08/13/21)	1,350	1,287,179
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,030	1,010,572
2.13%, 10/20/20 (Call 09/20/20)	100	97,487
3.05%, 05/01/20 (Call 04/01/20)	2,750	2,735,708
Citigroup Inc.
2.40%, 02/18/20(a)	2,300	2,273,458
2.65%, 10/26/20	750	737,007
2.70%, 10/27/22 (Call 09/27/22)	200	190,928
2.75%, 04/25/22 (Call 03/25/22)	970	933,103
2.88%, 07/24/23 (Call 07/24/22)(d)(e)	285	273,251
2.90%, 12/08/21 (Call 11/08/21)	135	131,251
3.14%, 01/24/23 (Call 01/24/22)(d)(e)	750	732,091
3.20%, 10/21/26 (Call 07/21/26)	700	639,218
3.30%, 04/27/25	575	541,743
3.40%, 05/01/26	1,375	1,278,649
3.50%, 05/15/23	129	125,973
3.52%, 10/27/28 (Call 10/27/27)(d)(e)	650	598,316
3.67%, 07/24/28 (Call 07/24/27)(d)(e)	1,011	945,264
3.70%, 01/12/26	385	365,682
3.88%, 10/25/23	1,445	1,431,679
3.88%, 03/26/25	550	528,830
3.88%, 01/24/39 (Call 01/24/38)(d)(e)	375	329,178
3.89%, 01/10/28 (Call 01/10/27)(d)(e)	2,500	2,381,596
4.04%, 06/01/24 (Call 06/01/23)(d)(e)	435	432,002
4.05%, 07/30/22	125	125,454
4.08%, 04/23/29 (Call 04/23/28)(d)(e)	1,250	1,200,253
4.13%, 07/25/28	210	197,182

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47)(a)(d)(e)	$385	$346,159
4.30%, 11/20/26(a)	200	192,633
4.40%, 06/10/25	375	368,470
4.45%, 09/29/27	1,700	1,641,117
4.50%, 01/14/22	1,629	1,657,007
4.60%, 03/09/26(a)	350	343,926
4.65%, 07/30/45	1,425	1,354,772
4.75%, 05/18/46	720	661,785
5.30%, 05/06/44	420	417,575
5.38%, 08/09/20	1,000	1,029,481
5.50%, 09/13/25	855	890,397
5.88%, 01/30/42	243	269,608
6.00%, 10/31/33(a)	355	384,138
6.68%, 09/13/43	585	689,227
8.13%, 07/15/39	805	1,099,804
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	246,290
2.25%, 10/30/20 (Call 09/30/20)	275	267,589
2.55%, 05/13/21 (Call 04/13/21)	350	340,270
2.65%, 05/26/22 (Call 04/26/22)(a)	250	240,446
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	641	626,110
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	475	470,497
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	2,900	2,782,874
2.50%, 09/18/22(b)	750	717,515
2.85%, 05/18/26(a)(b)	200	184,377
3.45%, 03/16/23(b)	24	23,726
3.90%, 03/16/28(a)(b)	75	73,868
4.32%, 01/10/48(a)(b)	1,000	850,357
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,837
2.40%, 11/02/20	600	588,655
2.55%, 03/15/21	260	254,688
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	239,302
3.50%, 06/11/21 (Call 05/11/21)	250	246,469
3.88%, 04/10/25 (Call 03/10/25)	250	238,971
Cooperatieve Rabobank UA
3.75%, 07/21/26	500	465,370
3.88%, 02/08/22	1,300	1,308,330
3.95%, 11/09/22	1,131	1,117,939
4.38%, 08/04/25	500	488,185
4.50%, 01/11/21	423	431,659
5.25%, 05/24/41	832	896,783
5.25%, 08/04/45	1,000	1,004,919
5.75%, 12/01/43(a)	250	268,872
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20(a)	250	247,068
2.50%, 01/19/21	1,220	1,193,326
2.75%, 01/10/22	1,000	972,909
2.75%, 01/10/23(a)	1,000	957,772
3.38%, 05/21/25(a)	500	484,862
Credit Agricole SA/London
3.25%, 10/04/24(b)	1,500	1,387,423
3.75%, 04/24/23(b)	1,000	970,500
Credit Suisse AG/New York NY
3.00%, 10/29/21	500	489,362
3.63%, 09/09/24	850	826,745

14

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 08/05/20	$750	$760,963
5.40%, 01/14/20(a)	360	365,748
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(b)(d)(e)	1,000	919,891
4.21%, 06/12/24 (Call 06/12/23)(b)(d)(e)	1,000	987,471
4.28%, 01/09/28 (Call 01/09/27)(b)	250	238,320
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,190,105
3.13%, 12/10/20	1,119	1,103,121
3.45%, 04/16/21	750	743,599
3.75%, 03/26/25	850	805,704
3.80%, 09/15/22	1,230	1,213,886
4.55%, 04/17/26	1,350	1,325,817
4.88%, 05/15/45(a)	530	515,397
Danske Bank A/S
2.20%, 03/02/20(b)	1,000	980,330
2.70%, 03/02/22(b)	500	476,631
2.80%, 03/10/21(a)(b)	500	486,770
Deutsche Bank AG
2.95%, 08/20/20	105	102,347
3.13%, 01/13/21(a)	455	441,362
3.38%, 05/12/21	1,075	1,039,421
4.10%, 01/13/26(a)	240	216,973
Deutsche Bank AG/London, 3.70%, 05/30/24	484	443,759
Deutsche Bank AG/New York NY
2.70%, 07/13/20	928	902,370
3.15%, 01/22/21	789	760,851
3.30%, 11/16/22	1,190	1,109,204
3.70%, 05/30/24	313	286,976
3.95%, 02/27/23	500	472,436
4.25%, 10/14/21(a)	1,000	975,498
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	247,544
3.20%, 08/09/21 (Call 07/09/21)	250	245,702
3.35%, 02/06/23 (Call 01/06/23)	150	144,650
4.20%, 08/08/23	250	247,854
4.68%, 08/09/28 (Call 08/09/23)(d)(e)	600	590,832
7.00%, 04/15/20	550	572,360
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)(a)	300	289,293
3.50%, 03/15/22 (Call 02/15/22)	805	801,440
3.95%, 03/14/28 (Call 02/14/28)	908	885,662
4.30%, 01/16/24 (Call 12/16/23)	340	341,476
8.25%, 03/01/38	257	339,627
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	418	405,190
2.88%, 10/01/21 (Call 09/01/21)	200	196,343
3.35%, 07/26/21 (Call 06/26/21)	2,000	1,994,664
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	100	95,929
4.63%, 02/13/47	350	322,424
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)(a)	70	69,257
2.35%, 11/15/21 (Call 11/15/20)	1,000	955,706
2.60%, 04/23/20 (Call 03/23/20)	952	938,693
2.75%, 09/15/20 (Call 08/15/20)	934	918,091
2.88%, 02/25/21 (Call 01/25/21)	1,210	1,186,684
2.88%, 10/31/22 (Call 10/31/21)(d)(e)	1,250	1,205,830
2.91%, 07/24/23 (Call 07/24/22)(d)(e)	1,200	1,142,641
3.00%, 04/26/22 (Call 04/26/21)	1,335	1,291,993

Security	Par (000)	Value

Banks (continued)
3.20%, 02/23/23 (Call 01/23/23)(a)	$250	$241,538
3.27%, 09/29/25 (Call 09/29/24)(d)(e)	700	652,502
3.50%, 11/16/26 (Call 11/16/25)	625	575,562
3.63%, 01/22/23(a)	1,110	1,094,056
3.69%, 06/05/28 (Call 06/05/27)(d)(e)	350	323,804
3.75%, 05/22/25 (Call 02/22/25)	485	463,125
3.75%, 02/25/26 (Call 11/25/25)	1,200	1,135,480
3.81%, 04/23/29 (Call 04/23/28)(d)(e)	1,000	929,515
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,554,640
3.85%, 01/26/27 (Call 01/26/26)	1,065	1,003,767
4.00%, 03/03/24	1,020	1,002,258
4.02%, 10/31/38 (Call 10/31/37)(d)(e)	1,400	1,222,554
4.22%, 05/01/29 (Call 05/01/28)(d)(e)	1,663	1,594,074
4.25%, 10/21/25	865	834,251
4.75%, 10/21/45 (Call 04/21/45)	1,000	948,200
4.80%, 07/08/44 (Call 01/08/44)	650	622,287
5.15%, 05/22/45	685	656,531
5.25%, 07/27/21	604	623,343
5.38%, 03/15/20	515	526,729
5.75%, 01/24/22	1,525	1,598,086
5.95%, 01/15/27	765	819,075
6.25%, 02/01/41	995	1,129,161
6.45%, 05/01/36	125	139,233
6.75%, 10/01/37	2,002	2,286,564
Series D, 6.00%, 06/15/20	2,586	2,675,185
HSBC Bank USA N.A., 4.88%, 08/24/20	750	763,440
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	540,436
5.88%, 11/01/34	500	550,147
HSBC Holdings PLC
2.65%, 01/05/22	1,601	1,540,929
2.95%, 05/25/21	780	761,778
2.98%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(e)	1,000	992,575
3.03%, 11/22/23 (Call 11/22/22)(d)(e)	400	383,742
3.40%, 03/08/21	1,200	1,186,377
3.60%, 05/25/23	200	195,898
3.90%, 05/25/26	200	189,858
3.95%, 05/18/24 (Call 05/18/23)(a)(d)(e)	1,700	1,675,753
4.00%, 03/30/22	845	849,836
4.04%, 03/13/28 (Call 03/13/27)(d)(e)	750	710,198
4.25%, 03/14/24	500	489,798
4.25%, 08/18/25	388	372,055
4.30%, 03/08/26	2,345	2,284,767
4.38%, 11/23/26	500	479,277
4.58%, 06/19/29 (Call 06/19/28)(d)(e)	750	733,974
5.10%, 04/05/21	664	682,491
5.25%, 03/14/44	400	390,000
6.10%, 01/14/42(a)	502	574,441
6.50%, 05/02/36	625	699,224
6.50%, 09/15/37	925	1,038,175
6.80%, 06/01/38	850	987,672
HSBC USA Inc.
2.35%, 03/05/20	605	597,121
3.50%, 06/23/24	700	681,022
5.00%, 09/27/20	30	30,557
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	385	367,617
4.00%, 05/15/25 (Call 04/15/25)(a)	357	354,713

15

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	$250	$246,982
2.40%, 04/01/20 (Call 03/01/20)	1,635	1,612,301
2.50%, 08/07/22 (Call 07/07/22)(a)	650	621,590
3.25%, 05/14/21 (Call 04/14/21)	640	634,713
ICICI Bank Ltd/Hong Kong, 5.75%, 11/16/20(b)	500	515,520
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,000	1,012,096
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	500	480,788
2.96%, 11/08/22	1,000	967,496
ING Groep NV
3.15%, 03/29/22(a)	1,550	1,507,287
3.95%, 03/29/27	900	851,283
4.55%, 10/02/28	500	489,757
4.63%, 01/06/26(b)	500	497,880
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	1,000	902,986
3.88%, 01/12/28(a)(b)	1,125	907,506
5.25%, 01/12/24(a)	600	572,780
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	3,225	3,186,115
2.30%, 08/15/21 (Call 08/15/20)(a)	130	126,024
2.40%, 06/07/21 (Call 05/07/21)(a)	430	417,643
2.55%, 10/29/20 (Call 09/29/20)	850	834,754
2.55%, 03/01/21 (Call 02/01/21)	1,525	1,493,748
2.75%, 06/23/20 (Call 05/23/20)	805	797,427
2.78%, 04/25/23 (Call 04/25/22)(d)(e)	500	481,923
2.95%, 10/01/26 (Call 07/01/26)	1,495	1,359,359
2.97%, 01/15/23 (Call 01/15/22)(a)	1,310	1,267,488
3.13%, 01/23/25 (Call 10/23/24)	1,017	955,910
3.20%, 01/25/23	940	918,896
3.20%, 06/15/26 (Call 03/15/26)	720	669,876
3.25%, 09/23/22	642	631,267
3.30%, 04/01/26 (Call 01/01/26)	1,160	1,090,242
3.38%, 05/01/23	50	48,672
3.51%, 01/23/29 (Call 01/23/28)(d)(e)	3,263	3,050,149
3.54%, 05/01/28 (Call 05/01/27)(d)(e)	539	508,029
3.56%, 04/23/24 (Call 04/23/23)(d)(e)	800	783,213
3.63%, 05/13/24	930	913,223
3.63%, 12/01/27 (Call 12/01/26)	525	484,616
3.80%, 07/23/24 (Call 07/23/23)(d)(e)	325	321,506
3.88%, 02/01/24(a)	570	569,896
3.88%, 09/10/24	544	532,304
3.88%, 07/24/38 (Call 07/24/37)(d)(e)	162	144,300
3.90%, 07/15/25 (Call 04/15/25)	1,080	1,059,384
3.90%, 01/23/49 (Call 01/23/48)(d)(e)	600	513,555
3.96%, 11/15/48 (Call 11/15/47)(d)(e)	240	207,577
4.01%, 04/23/29 (Call 04/23/28)(d)(e)	560	540,393
4.02%, 12/05/24 (Call 12/05/23)(d)(e)	500	498,499
4.03%, 07/24/48 (Call 07/24/47)(d)(e)	540	471,418
4.13%, 12/15/26(a)	550	535,378
4.20%, 07/23/29 (Call 07/23/28)(d)(e)	175	171,473
4.25%, 10/15/20	442	447,542
4.25%, 10/01/27	875	852,103
4.26%, 02/22/48 (Call 02/22/47)(d)(e)	260	236,415
4.35%, 08/15/21	380	386,588
4.40%, 07/22/20(a)	692	702,793
4.45%, 12/05/29 (Call 12/05/28)(d)(e)	1,750	1,744,334
4.50%, 01/24/22	2,550	2,613,200

Security	Par (000)	Value

Banks (continued)
4.63%, 05/10/21	$775	$793,377
4.85%, 02/01/44	1,130	1,127,350
4.95%, 06/01/45	390	388,320
5.40%, 01/06/42	345	368,882
5.50%, 10/15/40	200	216,096
5.60%, 07/15/41(a)	831	916,483
5.63%, 08/16/43	900	976,746
6.40%, 05/15/38	589	705,102
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(d)(e)	500	494,982
3.09%, 04/26/21 (Call 04/26/20)(d)(e)	750	745,292
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	400	381,447
2.40%, 06/09/22	250	239,987
2.50%, 11/22/21	810	787,765
3.40%, 05/20/26	250	236,039
KeyCorp.
2.90%, 09/15/20	495	490,020
4.10%, 04/30/28	840	827,999
4.15%, 10/29/25	120	120,331
5.10%, 03/24/21	775	801,531
Lloyds Bank PLC
3.30%, 05/07/21	3,000	2,964,875
6.38%, 01/21/21	480	505,428
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(d)(e)	700	658,010
3.00%, 01/11/22(a)	500	481,131
3.10%, 07/06/21	1,000	976,570
3.57%, 11/07/28 (Call 11/07/27)(d)(e)	550	483,475
3.75%, 01/11/27	900	813,242
4.05%, 08/16/23	500	487,654
4.34%, 01/09/48	400	312,370
4.45%, 05/08/25	200	196,091
4.50%, 11/04/24	650	623,891
4.55%, 08/16/28(a)	1,000	952,258
4.58%, 12/10/25	200	188,724
4.65%, 03/24/26	700	656,901
5.30%, 12/01/45(a)	300	271,509
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	358	356,275
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(d)(e)	2,900	2,758,999
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(d)(e)	800	790,022
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)(a)	250	240,870
2.63%, 01/25/21 (Call 12/25/20)	500	490,413
2.90%, 02/06/25 (Call 01/06/25)	250	237,802
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	1,000	961,753
2.53%, 09/13/23(a)	300	284,217
2.67%, 07/25/22	605	583,504
2.76%, 09/13/26	650	592,373
2.95%, 03/01/21	2,650	2,614,738
3.00%, 02/22/22(a)	125	122,605
3.29%, 07/25/27	395	372,239
3.46%, 03/02/23	175	173,012
3.54%, 07/26/21	55	54,964
3.68%, 02/22/27	641	621,638
3.76%, 07/26/23(a)	1,250	1,247,787
3.85%, 03/01/26	1,100	1,081,978

16

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 09/11/28	$500	$498,527
4.29%, 07/26/38(a)	500	487,275
Mizuho Financial Group Inc.
2.27%, 09/13/21	1,200	1,154,433
2.60%, 09/11/22	850	814,630
2.84%, 09/13/26(a)	400	367,114
2.95%, 02/28/22	1,000	974,532
3.17%, 09/11/27	500	465,388
3.48%, 04/12/26(b)	500	479,334
3.55%, 03/05/23(a)	525	520,032
3.66%, 02/28/27	1,005	971,622
3.92%, 09/11/24 (Call 09/11/23)(d)(e)	950	949,715
Morgan Stanley
2.50%, 04/21/21	1,600	1,555,828
2.63%, 11/17/21	715	692,112
2.65%, 01/27/20	1,675	1,660,953
2.75%, 05/19/22	975	939,657
2.80%, 06/16/20	1,800	1,782,402
3.13%, 01/23/23(a)	675	652,851
3.13%, 07/27/26	1,100	1,005,379
3.59%, 07/22/28 (Call 07/22/27)(d)(e)	835	777,539
3.63%, 01/20/27(a)	815	767,067
3.70%, 10/23/24(a)	700	680,566
3.75%, 02/25/23	1,400	1,386,182
3.77%, 01/24/29 (Call 01/24/28)(d)(e)	1,170	1,104,001
3.88%, 01/27/26	1,310	1,260,853
3.95%, 04/23/27	1,050	985,157
3.97%, 07/22/38 (Call 07/22/37)(d)(e)	1,150	1,026,200
4.00%, 07/23/25	690	675,469
4.10%, 05/22/23	500	497,291
4.30%, 01/27/45(a)	1,050	953,875
4.35%, 09/08/26	974	944,846
4.38%, 01/22/47(a)	905	827,205
4.46%, 04/22/39 (Call 04/22/38)(d)(e)	500	475,716
4.88%, 11/01/22	748	768,057
5.00%, 11/24/25	540	546,896
5.50%, 01/26/20	100	102,302
5.50%, 07/24/20	1,139	1,172,220
5.50%, 07/28/21(a)	745	776,974
5.75%, 01/25/21	800	832,732
6.38%, 07/24/42	550	657,082
7.25%, 04/01/32	290	360,515
Series F, 3.88%, 04/29/24	1,340	1,319,465
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	160	151,618
3.50%, 06/18/22	400	398,230
National Australia Bank Ltd./New York
1.88%, 07/12/21	500	478,501
2.25%, 01/10/20	250	247,318
2.50%, 05/22/22	1,100	1,056,155
2.63%, 07/23/20	500	493,308
2.63%, 01/14/21	250	245,535
2.80%, 01/10/22	800	780,062
3.00%, 01/20/23	3,250	3,157,271
3.38%, 01/14/26(a)	500	479,652
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)(a)	700	683,553
Natwest Markets PLC, 6.13%, 01/11/21	22	22,869
NongHyup Bank, 2.88%, 07/17/22(b)	200	193,628

Security	Par (000)	Value

Banks (continued)
Nordea Bank AB
3.75%, 08/30/23(b)	$915	$895,300
4.63%, 09/13/33 (Call 09/13/28)(b)(d)(e)	250	238,866
4.88%, 01/14/21(b)	2,000	2,052,483
Northern Trust Corp.
3.38%, 08/23/21	478	478,113
3.45%, 11/04/20(a)	3,300	3,310,821
3.95%, 10/30/25	377	378,954
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/02/20)	630	620,429
2.63%, 02/17/22 (Call 01/18/22)	500	484,763
2.70%, 11/01/22 (Call 10/01/22)	500	480,353
2.95%, 01/30/23 (Call 12/30/22)(a)	250	241,610
3.10%, 10/25/27 (Call 09/25/27)	900	840,295
3.25%, 06/01/25 (Call 05/02/25)	500	479,863
4.05%, 07/26/28(a)	500	492,375
4.20%, 11/01/25 (Call 10/02/25)	350	354,282
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	470	444,315
3.30%, 03/08/22 (Call 02/06/22)	312	308,468
3.90%, 04/29/24 (Call 03/29/24)	725	718,151
4.38%, 08/11/20	250	254,010
5.13%, 02/08/20	395	403,672
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	250	286,397
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	355	340,530
3.20%, 02/08/21 (Call 01/08/21)	25	24,715
Royal Bank of Canada
2.13%, 03/02/20	400	394,898
2.15%, 10/26/20	150	146,730
2.35%, 10/30/20(a)	2,245	2,206,162
2.50%, 01/19/21(a)	810	795,931
2.75%, 02/01/22(a)	940	919,069
3.20%, 04/30/21(a)	1,151	1,146,409
4.65%, 01/27/26	700	708,654
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	2,125	2,009,852
4.52%, 06/25/24 (Call 06/25/23)(d)(e)	265	257,972
4.80%, 04/05/26	700	677,553
4.89%, 05/18/29 (Call 05/18/28)(d)(e)	450	426,561
5.13%, 05/28/24(a)	3,000	2,898,512
6.00%, 12/19/23	150	150,802
6.10%, 06/10/23	1,000	1,016,100
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	260	256,293
3.40%, 01/18/23 (Call 12/18/22)	500	473,585
3.70%, 03/28/22 (Call 02/28/22)(a)	775	756,561
4.40%, 07/13/27 (Call 04/14/27)	600	561,376
4.50%, 07/17/25 (Call 04/17/25)	345	334,010
Santander UK Group Holdings PLC
2.88%, 10/16/20	674	663,254
2.88%, 08/05/21	500	480,543
3.13%, 01/08/21	1,120	1,094,803
3.37%, 01/05/24 (Call 01/05/23)(d)(e)	1,500	1,415,797
3.57%, 01/10/23 (Call 01/10/22)	1,000	955,269
5.63%, 09/15/45(a)(b)	250	240,194
Santander UK PLC
2.50%, 01/05/21(a)	200	194,314
3.40%, 06/01/21(a)	450	446,206

17

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 03/13/24	$450	$445,908
5.00%, 11/07/23(b)	250	244,257
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	238,711
2.30%, 03/11/20	750	739,544
2.63%, 03/15/21	250	244,730
2.80%, 03/11/22	250	243,467
Societe Generale SA
4.25%, 09/14/23(b)	1,250	1,228,558
4.75%, 11/24/25(b)	500	485,174
4.75%, 09/14/28(a)(b)	1,500	1,470,582
5.00%, 01/17/24(b)	600	600,473
5.63%, 11/24/45(b)	250	243,762
Standard Chartered PLC
3.89%, 03/15/24 (Call 03/15/23)(b)(d)(e)	1,400	1,349,523
3.95%, 01/11/23(b)	500	484,660
4.30%, 02/19/27(b)	250	232,442
5.70%, 03/26/44(b)	500	491,413
State Street Corp.
2.55%, 08/18/20	617	608,266
2.65%, 05/15/23 (Call 05/15/22)(d)(e)	300	288,989
2.65%, 05/19/26	882	809,440
3.10%, 05/15/23	220	213,258
3.30%, 12/16/24	538	521,520
3.55%, 08/18/25	500	490,026
3.70%, 11/20/23	585	583,917
3.78%, 12/03/24 (Call 12/03/23)(d)(e)	60	60,032
4.14%, 12/03/29 (Call 12/03/28)(d)(e)	100	100,240
4.38%, 03/07/21	322	329,405
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250	244,999
2.51%, 01/17/20	250	247,743
3.20%, 07/18/22	250	245,841
3.40%, 07/11/24	350	342,821
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	500	481,987
2.44%, 10/19/21	825	800,128
2.78%, 07/12/22(a)	1,060	1,026,211
2.78%, 10/18/22	600	578,266
2.85%, 01/11/22	250	243,428
2.93%, 03/09/21	2,600	2,567,018
3.01%, 10/19/26	400	370,854
3.10%, 01/17/23(a)	875	850,516
3.35%, 10/18/27(a)	200	188,204
3.36%, 07/12/27	500	472,732
3.45%, 01/11/27	1,500	1,426,615
3.54%, 01/17/28	175	167,482
3.75%, 07/19/23	700	699,333
3.78%, 03/09/26	750	733,032
3.94%, 07/19/28	500	493,005
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	150	148,395
2.45%, 08/01/22 (Call 07/01/22)	880	843,842
3.30%, 05/15/26 (Call 04/15/26)	800	750,841
3.50%, 08/02/22 (Call 08/02/21)(d)(e)	100	99,080
3.69%, 08/02/24 (Call 08/02/23)(d)(e)	275	271,812
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	450	435,015
2.90%, 03/03/21 (Call 02/03/21)(a)	215	211,856
4.00%, 05/01/25 (Call 03/01/25)	400	397,486

Security	Par (000)	Value

Banks (continued)
SVB Financial Group, 3.50%, 01/29/25	$375	$358,747
Svenska Handelsbanken AB
2.40%, 10/01/20	250	245,153
2.45%, 03/30/21	1,500	1,462,789
3.90%, 11/20/23	750	749,840
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	244,617
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	75	70,688
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	1,500	1,440,402
2.50%, 12/14/20	921	907,376
2.55%, 01/25/21(a)	500	492,246
3.00%, 06/11/20(a)	250	249,105
3.25%, 06/11/21(a)	325	324,038
3.50%, 07/19/23(a)	1,125	1,120,476
3.63%, 09/15/31 (Call 09/15/26)(a)(d)(e)	400	373,230
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	100	97,888
2.95%, 07/15/22 (Call 06/15/22)	895	874,717
3.00%, 03/15/22 (Call 02/15/22)	875	862,347
3.10%, 04/27/26 (Call 03/27/26)	259	242,380
3.60%, 09/11/24 (Call 08/11/24)	110	107,912
3.70%, 01/30/24 (Call 12/29/23)	510	511,463
3.90%, 04/26/28 (Call 03/24/28)	340	338,648
4.13%, 05/24/21 (Call 04/23/21)	1,050	1,068,293
Series V, 2.38%, 07/22/26 (Call 06/22/26)	518	463,274
Series V, 2.63%, 01/24/22 (Call 12/23/21)	155	151,228
Series X, 3.15%, 04/27/27 (Call 03/27/27)	500	469,509
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	750	732,532
2.80%, 01/27/25 (Call 12/27/24)	531	500,220
2.85%, 01/23/23 (Call 12/23/22)	500	485,012
3.05%, 07/24/20 (Call 06/24/20)	3,000	2,991,909
3.40%, 07/24/23 (Call 06/23/23)	250	246,695
UBS AG/London, 4.50%, 06/26/48(a)(b)	200	197,231
UBS AG/Stamford CT
2.35%, 03/26/20	3,000	2,957,310
4.88%, 08/04/20	500	512,282
UBS Group Funding Switzerland AG
2.86%, 08/15/23 (Call 08/15/22)(b)(d)(e)	500	477,504
3.49%, 05/23/23 (Call 05/23/22)(b)	2,000	1,940,976
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,420	1,386,818
Wachovia Corp.
5.50%, 08/01/35	705	743,184
7.50%, 04/15/35	305	377,180
Wells Fargo & Co.
2.10%, 07/26/21	1,255	1,204,181
2.50%, 03/04/21	345	336,332
2.55%, 12/07/20(a)	690	675,303
2.60%, 07/22/20	595	585,632
2.63%, 07/22/22	560	536,910
3.00%, 01/22/21(a)	350	345,775
3.00%, 02/19/25	1,330	1,245,807
3.00%, 04/22/26	1,192	1,098,225
3.00%, 10/23/26	1,465	1,334,927
3.07%, 01/24/23 (Call 01/24/22)	1,951	1,883,758
3.30%, 09/09/24	2,300	2,202,953
3.50%, 03/08/22(a)	935	923,913
3.55%, 09/29/25	1,347	1,288,125
3.58%, 05/22/28 (Call 05/22/27)(d)(e)	1,085	1,025,342
3.90%, 05/01/45	625	555,329

18

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$1,790	$1,726,999
4.13%, 08/15/23	867	862,928
4.30%, 07/22/27	486	470,547
4.40%, 06/14/46(a)	600	539,525
4.48%, 01/16/24	146	148,033
4.60%, 04/01/21	811	827,438
4.65%, 11/04/44	914	845,880
4.75%, 12/07/46	616	582,543
4.90%, 11/17/45	563	540,751
5.38%, 02/07/35	550	588,731
5.38%, 11/02/43	712	727,498
5.61%, 01/15/44	1,105	1,169,745
Series M, 3.45%, 02/13/23	900	877,650
Series N, 2.15%, 01/30/20(a)	873	861,454
Wells Fargo Bank N.A.
2.40%, 01/15/20	400	396,606
3.63%, 10/22/21 (Call 09/21/21)	1,000	998,505
5.85%, 02/01/37	500	555,000
Wells Fargo Capital X, 5.95%, 12/15/36	250	260,000
Westpac Banking Corp.
2.00%, 08/19/21	500	479,591
2.10%, 05/13/21	500	483,171
2.30%, 05/26/20	165	162,633
2.50%, 06/28/22	417	400,957
2.60%, 11/23/20	1,545	1,522,625
2.65%, 01/25/21(a)	3,400	3,348,336
2.70%, 08/19/26	261	237,139
2.75%, 01/11/23	250	240,352
2.85%, 05/13/26(a)	634	585,067
3.05%, 05/15/20	400	398,287
3.35%, 03/08/27	972	923,185
3.40%, 01/25/28(a)	300	284,454
3.65%, 05/15/23	500	498,035
4.32%, 11/23/31 (Call 11/23/26)(a)(d)(e)	730	687,072
Zions Bancorp. N.A., 3.50%, 08/27/21	1,619	1,611,783

		497,732,922
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(b)	4,035	3,806,454
4.70%, 02/01/36 (Call 08/01/35)(b)	1,755	1,650,889
4.90%, 02/01/46 (Call 08/01/45)(b)	2,000	1,859,137
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	1,328	1,253,136
2.65%, 02/01/21 (Call 01/01/21)	3,310	3,242,967
3.30%, 02/01/23 (Call 12/01/22)(a)	1,295	1,253,417
3.70%, 02/01/24	1,255	1,217,513
4.00%, 01/17/43	545	451,362
4.63%, 02/01/44	1,101	982,685
4.90%, 02/01/46 (Call 08/01/45)	250	232,252
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	180	171,011
3.50%, 01/12/24 (Call 12/12/23)(a)	1,375	1,325,507
3.75%, 01/15/22(a)	330	328,626
3.75%, 07/15/42(a)	250	199,712
4.00%, 04/13/28 (Call 01/13/28)(a)	400	382,161
4.38%, 02/15/21	100	101,639
4.38%, 04/15/38 (Call 10/15/37)	940	843,701
4.44%, 10/06/48 (Call 04/06/48)	848	732,980
4.60%, 04/15/48 (Call 10/15/47)(a)	1,300	1,166,360

Security	Par (000)	Value

Beverages (continued)
4.75%, 04/15/58 (Call 10/15/57)	$1,025	$899,878
4.95%, 01/15/42	775	734,171
8.20%, 01/15/39	236	311,884
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	2,000	1,931,499
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)(a)	170	166,260
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	260	263,361
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25
(Call 08/25/25)(a)	100	97,642
Coca-Cola Co. (The)
1.55%, 09/01/21	370	355,933
1.88%, 10/27/20	470	459,074
2.20%, 05/25/22(a)	395	382,502
2.25%, 09/01/26(a)	416	374,572
2.45%, 11/01/20	340	335,895
2.50%, 04/01/23(a)	185	178,974
2.88%, 10/27/25	912	865,590
3.15%, 11/15/20	270	269,892
3.20%, 11/01/23(a)	1,333	1,322,798
3.30%, 09/01/21	567	569,424
Coca-Cola European Partners PLC, 4.50%, 09/01/21
(Call 06/01/21)	100	101,807
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	300	311,630
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	100	95,229
3.20%, 02/15/23 (Call 01/15/23)(a)	50	48,324
3.50%, 05/09/27 (Call 02/09/27)	18	16,624
3.70%, 12/06/26 (Call 09/06/26)	238	223,534
4.10%, 02/15/48 (Call 08/15/47)(a)	350	292,684
4.25%, 05/01/23	950	954,784
4.40%, 11/15/25 (Call 09/15/25)	245	243,967
4.65%, 11/15/28 (Call 08/15/28)	35	34,927
4.75%, 12/01/25	491	498,675
5.25%, 11/15/48 (Call 05/15/48)	130	129,122
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	330	317,067
3.50%, 09/18/23 (Call 08/18/23)	200	199,896
3.88%, 05/18/28 (Call 02/18/28)	200	200,109
3.88%, 04/29/43 (Call 10/29/42)	85	79,656
5.88%, 09/30/36	203	235,759
Diageo Investment Corp.
2.88%, 05/11/22(a)	380	371,863
4.25%, 05/11/42	425	419,162
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	250	235,318
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	395	335,113
3.43%, 06/15/27 (Call 03/15/27)	50	45,282
3.55%, 05/25/21(b)	794	786,674
4.06%, 05/25/23 (Call 04/25/23)(b)	225	221,637
4.42%, 05/25/25 (Call 03/25/25)(a)(b)	602	591,070
4.50%, 11/15/45 (Call 05/15/45)	75	65,129
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	2,530	2,485,066
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	130	123,082
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	1,075	1,029,980
2.25%, 03/15/20 (Call 02/15/20)	160	157,189
3.00%, 07/15/26 (Call 04/15/26)	1,070	952,978
3.50%, 05/01/22	250	248,058
4.20%, 07/15/46 (Call 01/15/46)(a)	905	753,137
5.00%, 05/01/42	620	579,845

19

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	$295	$282,014
2.15%, 10/14/20 (Call 09/14/20)	330	324,346
2.25%, 05/02/22 (Call 04/02/22)	700	677,217
2.38%, 10/06/26 (Call 07/06/26)	385	348,318
2.75%, 03/05/22	475	466,886
2.75%, 03/01/23	332	322,867
2.75%, 04/30/25 (Call 01/30/25)	252	238,568
2.85%, 02/24/26 (Call 11/24/25)(a)	875	824,839
3.00%, 08/25/21	800	798,674
3.00%, 10/15/27 (Call 07/15/27)(a)	750	703,435
3.13%, 11/01/20(a)	1,500	1,499,750
3.45%, 10/06/46 (Call 04/06/46)	665	577,336
3.60%, 03/01/24 (Call 12/01/23)	750	752,550
4.00%, 03/05/42	328	311,298
4.00%, 05/02/47 (Call 11/02/46)	520	494,908
4.25%, 10/22/44 (Call 04/22/44)	350	346,003
4.45%, 04/14/46 (Call 10/14/45)(a)	639	649,777
4.50%, 01/15/20(a)	110	111,801
4.60%, 07/17/45 (Call 01/17/45)(a)	271	283,065
Pernod Ricard SA, 5.50%, 01/15/42(b)	500	534,300

		54,653,187
Biotechnology — 1.4%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	400	393,465
2.25%, 08/19/23 (Call 06/19/23)	110	102,627
2.60%, 08/19/26 (Call 05/19/26)	455	407,591
2.65%, 05/11/22 (Call 04/11/22)(a)	975	942,683
3.13%, 05/01/25 (Call 02/01/25)	585	554,268
3.20%, 11/02/27 (Call 08/02/27)	500	461,632
3.45%, 10/01/20	963	962,667
3.63%, 05/22/24 (Call 02/22/24)	950	930,882
3.88%, 11/15/21 (Call 08/15/21)	877	883,643
4.10%, 06/15/21 (Call 03/15/21)	1,057	1,072,433
4.40%, 05/01/45 (Call 11/01/44)	736	673,905
4.56%, 06/15/48 (Call 12/15/47)	448	415,773
4.66%, 06/15/51 (Call 12/15/50)	1,971	1,824,676
4.95%, 10/01/41(a)	500	495,049
5.15%, 11/15/41 (Call 05/15/41)	650	659,850
5.65%, 06/15/42 (Call 12/15/41)	590	640,249
6.38%, 06/01/37	50	57,551
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	30	29,683
4.00%, 06/23/25 (Call 03/23/25)	648	624,345
5.25%, 06/23/45 (Call 12/23/44)	131	128,880
Biogen Inc.
2.90%, 09/15/20	815	805,541
3.63%, 09/15/22	225	224,240
4.05%, 09/15/25 (Call 06/15/25)	582	574,608
5.20%, 09/15/45 (Call 03/15/45)	1,102	1,107,124
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	30	30,754
Celgene Corp.
2.25%, 08/15/21	60	57,563
2.88%, 08/15/20	350	345,588
2.88%, 02/19/21(a)	250	245,377
3.25%, 08/15/22	516	501,422
3.25%, 02/20/23 (Call 01/20/23)	500	483,043
3.45%, 11/15/27 (Call 08/15/27)	400	362,629
3.55%, 08/15/22	176	173,326
3.63%, 05/15/24 (Call 02/15/24)	859	832,856

Security	Par (000)	Value

Biotechnology (continued)
3.88%, 08/15/25 (Call 05/15/25)	$388	$372,196
3.90%, 02/20/28 (Call 11/20/27)(a)	750	700,485
3.95%, 10/15/20	450	454,214
4.35%, 11/15/47 (Call 05/15/47)	525	438,624
4.55%, 02/20/48 (Call 08/20/47)	500	432,975
4.63%, 05/15/44 (Call 11/15/43)	500	434,384
5.00%, 08/15/45 (Call 02/15/45)	867	799,451
5.25%, 08/15/43	845	808,711
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	50	47,609
2.35%, 02/01/20(a)	200	198,313
2.50%, 09/01/23 (Call 07/01/23)	178	168,569
2.55%, 09/01/20	1,180	1,164,213
2.95%, 03/01/27 (Call 12/01/26)	915	838,038
3.25%, 09/01/22 (Call 07/01/22)	130	128,436
3.50%, 02/01/25 (Call 11/01/24)	850	823,156
3.65%, 03/01/26 (Call 12/01/25)	650	631,197
3.70%, 04/01/24 (Call 01/01/24)	1,243	1,232,790
4.00%, 09/01/36 (Call 03/01/36)	150	137,511
4.15%, 03/01/47 (Call 09/01/46)	975	864,602
4.40%, 12/01/21 (Call 09/01/21)	380	389,685
4.50%, 04/01/21 (Call 01/01/21)	150	153,483
4.50%, 02/01/45 (Call 08/01/44)(a)	598	560,973
4.60%, 09/01/35 (Call 03/01/35)	250	244,126
4.75%, 03/01/46 (Call 09/01/45)	1,065	1,024,323
4.80%, 04/01/44 (Call 10/01/43)	544	529,715
5.65%, 12/01/41 (Call 06/01/41)(a)	242	264,751

		31,848,453
Building Materials — 0.3%
CRH America Finance Inc., 4.50%, 04/04/48
(Call 10/04/47)(b)	200	173,220
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	500	479,554
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)	575	587,606
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	75	73,223
3.75%, 12/01/21 (Call 09/01/21)	182	182,847
3.90%, 02/14/26 (Call 11/14/25)	300	291,767
4.25%, 03/01/21	80	81,158
4.50%, 02/15/47 (Call 08/15/46)	741	668,123
4.95%, 07/02/64 (Call 01/02/64)(c)	230	206,626
5.00%, 03/30/20	202	205,647
Lafarge SA, 7.13%, 07/15/36	70	82,307
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	325	294,700
4.25%, 12/15/47 (Call 06/15/47)	412	328,861
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	140	137,926
4.45%, 04/01/25 (Call 01/01/25)	500	497,432
4.50%, 05/15/47 (Call 11/15/46)	316	260,386
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	270	243,021
4.20%, 12/15/22 (Call 09/15/22)	732	725,660
4.20%, 12/01/24 (Call 09/01/24)	25	24,571
4.30%, 07/15/47 (Call 01/15/47)	425	324,104
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	75	70,486
4.50%, 04/01/25 (Call 01/01/25)	440	438,199

20

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 06/15/47 (Call 12/15/46)	$487	$400,763
4.70%, 03/01/48 (Call 09/01/47)(b)	299	256,063

		7,034,250
Chemicals — 1.4%
Air Liquide Finance SA, 3.50%, 09/27/46
(Call 03/27/46)(a)(b)	200	172,224
Air Products & Chemicals Inc., 3.00%, 11/03/21(a)	200	198,008
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	180	178,496
Braskem Finance Ltd.
5.75%, 04/15/21(b)	200	205,210
6.45%, 02/03/24	2,200	2,308,350
Cabot Corp., 3.70%, 07/15/22	50	49,625
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	78,302
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	605	583,503
3.50%, 10/01/24 (Call 07/01/24)(a)	196	188,255
4.13%, 11/15/21 (Call 08/15/21)	795	802,615
4.25%, 10/01/34 (Call 04/01/34)	500	449,219
4.38%, 11/15/42 (Call 05/15/42)	585	502,083
4.55%, 11/30/25 (Call 09/30/25)(b)	125	125,290
4.63%, 10/01/44 (Call 04/01/44)	685	605,788
4.80%, 11/30/28 (Call 08/30/28)(b)	250	250,534
5.25%, 11/15/41 (Call 05/15/41)	230	222,770
5.55%, 11/30/48 (Call 05/30/48)(b)	200	201,839
7.38%, 11/01/29	25	29,986
9.40%, 05/15/39	170	237,388
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,000	1,008,629
4.49%, 11/15/25 (Call 09/15/25)	560	565,669
4.73%, 11/15/28 (Call 08/15/28)	500	506,741
5.32%, 11/15/38 (Call 05/15/38)	500	510,089
5.42%, 11/15/48 (Call 05/15/48)	500	509,300
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	142	141,150
3.60%, 08/15/22 (Call 05/15/22)	1,004	997,272
3.80%, 03/15/25 (Call 12/15/24)	466	449,916
4.65%, 10/15/44 (Call 04/15/44)	625	546,967
EI du Pont de Nemours & Co., 4.15%, 02/15/43(a)	544	601,766
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	410	408,615
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	485	427,888
4.45%, 09/26/28 (Call 06/26/28)	255	253,791
Lubrizol Corp. (The), 6.50%, 10/01/34	25	31,224
LYB International Finance BV
4.00%, 07/15/23	5	4,970
4.88%, 03/15/44 (Call 09/15/43)(a)	555	499,209
5.25%, 07/15/43	230	215,923
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	857	777,709
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	270	223,791
5.75%, 04/15/24 (Call 01/15/24)	500	533,737
6.00%, 11/15/21 (Call 08/17/21)	200	210,167
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	300	288,628
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	96,921
3.75%, 11/15/21 (Call 08/15/21)	260	259,499
4.25%, 11/15/23 (Call 08/15/23)	401	402,222
5.63%, 11/15/43 (Call 05/15/43)(a)	225	225,288

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	$179	$165,179
3.15%, 10/01/22 (Call 07/01/22)	656	635,380
3.38%, 03/15/25 (Call 12/15/24)	131	122,220
3.50%, 06/01/23 (Call 03/01/23)	180	176,195
4.00%, 12/15/26 (Call 09/15/26)	1,025	983,197
4.13%, 03/15/35 (Call 09/15/34)	195	172,824
4.90%, 06/01/43 (Call 12/01/42)	25	23,262
5.25%, 01/15/45 (Call 07/15/44)	300	291,033
5.63%, 12/01/40(a)	251	258,132
5.88%, 12/01/36	500	531,825
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)(a)	100	97,641
3.60%, 11/15/20	100	100,427
3.75%, 03/15/28 (Call 12/15/27)	253	239,256
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	482	460,692
2.45%, 02/15/22 (Call 11/15/21)	92	89,360
2.65%, 02/05/25 (Call 11/05/24)	140	130,751
3.00%, 09/01/21	100	99,487
3.20%, 01/30/26 (Call 10/30/25)(a)	400	387,811
4.05%, 03/15/21	52	52,874
Rohm & Haas Co., 7.85%, 07/15/29	900	1,113,413
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	242	236,713
4.25%, 01/15/48 (Call 07/15/47)	100	80,505
SABIC Capital II BV, 4.00%, 10/10/23(b)	200	197,380
SASOL Financing USA LLC, 6.50%, 09/27/28
(Call 06/27/28)	500	496,340
Sherwin-Williams Co. (The)
2.25%, 05/15/20	445	435,938
2.75%, 06/01/22 (Call 05/01/22)	874	837,959
3.45%, 08/01/25 (Call 05/01/25)	33	31,132
3.45%, 06/01/27 (Call 03/01/27)	948	867,976
3.95%, 01/15/26 (Call 10/15/25)	75	72,005
4.00%, 12/15/42 (Call 06/15/42)	150	126,084
4.20%, 01/15/22 (Call 10/15/21)	155	156,169
4.50%, 06/01/47 (Call 12/01/46)(a)	675	596,147
Syngenta Finance NV
3.13%, 03/28/22	765	730,513
4.44%, 04/24/23 (Call 03/24/23)(b)	500	480,685
4.89%, 04/24/25 (Call 02/24/25)(b)	348	326,288
5.68%, 04/24/48 (Call 10/24/47)(b)	200	161,052
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)(a)	872	797,903
4.38%, 11/15/47 (Call 05/15/47)(a)	758	635,722
5.00%, 08/15/46 (Call 02/15/46)	50	45,179

		31,529,215
Commercial Services — 0.6%
Ashtead Capital Inc., 5.25%, 08/01/26 (Call 08/01/21)(b)	500	490,000
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)(a)	100	98,580
3.38%, 09/15/25 (Call 06/15/25)	882	870,217
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	433	435,489
5.25%, 10/01/25 (Call 07/01/25)(a)	175	174,854
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	75	73,369
DP World Crescent Ltd., 3.91%, 05/31/23(b)	2,000	1,964,520
DP World Ltd., 5.63%, 09/25/48(b)	500	459,375

21

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	$330	$315,780
2.70%, 11/01/26 (Call 08/01/26)	533	489,168
3.25%, 12/01/27 (Call 09/01/27)(a)	304	287,808
3.95%, 12/01/47 (Call 06/01/47)	451	408,246
4.35%, 12/08/21	418	428,043
5.50%, 12/08/41(a)	34	38,034
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	230	223,262
ERAC USA Finance LLC, 4.20%, 11/01/46
(Call 05/01/46)(a)(b)	500	432,208
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)(a)	70	69,202
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	143,115
Massachusetts Institute of Technology
4.68%, 07/01/14	180	187,569
5.60%, 07/01/11	125	155,800
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	350	333,047
3.25%, 01/15/28 (Call 10/15/27)	450	415,984
4.88%, 02/15/24 (Call 11/15/23)(a)	430	444,650
5.50%, 09/01/20	100	103,163
Northwestern University, 3.87%, 12/01/48	100	94,354
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	325	281,854
3.30%, 07/15/56 (Call 01/15/56)	140	116,776
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	500	463,443
4.00%, 06/15/25 (Call 03/15/25)	480	479,966
4.40%, 02/15/26 (Call 11/15/25)	659	673,393
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	98	96,593
4.80%, 04/01/26 (Call 01/01/26)	306	306,824
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27
(Call 12/22/26)(b)	150	137,681
University of Notre Dame du Lac, Series 2017, 3.39%,
02/15/48 (Call 08/15/47)	159	143,275
University of Southern California, 3.03%, 10/01/39	325	285,642
Verisk Analytics Inc., 4.13%, 09/12/22	350	353,283
Western Union Co. (The)
5.25%, 04/01/20(a)	110	112,212
6.20%, 11/17/36(a)	100	98,185
William Marsh Rice University, 3.77%, 05/15/55	200	184,252

		12,869,216
Computers — 2.0%
Apple Inc.
1.55%, 02/07/20(a)	575	565,844
1.55%, 08/04/21 (Call 07/04/21)	95	91,010
1.80%, 05/11/20	250	245,904
1.90%, 02/07/20	500	494,194
2.00%, 05/06/20	1,775	1,750,947
2.10%, 09/12/22 (Call 08/12/22)	912	869,587
2.15%, 02/09/22	152	146,566
2.25%, 02/23/21 (Call 01/23/21)	1,219	1,194,841
2.30%, 05/11/22 (Call 04/11/22)	400	386,650
2.40%, 01/13/23 (Call 12/13/22)	120	114,999
2.40%, 05/03/23	1,081	1,030,580
2.45%, 08/04/26 (Call 05/04/26)	500	454,663
2.50%, 02/09/22 (Call 01/09/22)(a)	800	780,909
2.50%, 02/09/25	649	604,212
2.70%, 05/13/22	215	210,589
2.85%, 05/06/21(a)	2,038	2,023,510

Security	Par (000)	Value

Computers (continued)
2.85%, 02/23/23 (Call 12/23/22)	$415	$404,461
2.85%, 05/11/24 (Call 03/11/24)	850	818,671
2.90%, 09/12/27 (Call 06/12/27)	386	356,800
3.00%, 02/09/24 (Call 12/09/23)	1,198	1,161,375
3.00%, 11/13/27 (Call 08/13/27)(a)	500	467,881
3.20%, 05/13/25	950	919,217
3.20%, 05/11/27 (Call 02/11/27)	530	503,856
3.25%, 02/23/26 (Call 11/23/25)	796	764,716
3.35%, 02/09/27 (Call 11/09/26)	747	714,243
3.45%, 05/06/24	775	768,319
3.45%, 02/09/45	737	630,759
3.75%, 09/12/47 (Call 03/12/47)	550	495,825
3.75%, 11/13/47 (Call 05/13/47)(a)	400	356,781
3.85%, 05/04/43	1,221	1,120,499
3.85%, 08/04/46 (Call 02/04/46)	1,055	955,923
4.25%, 02/09/47 (Call 08/09/46)	295	286,322
4.38%, 05/13/45	625	617,187
4.45%, 05/06/44(a)	825	823,008
4.50%, 02/23/36 (Call 08/23/35)	500	517,309
4.65%, 02/23/46 (Call 08/23/45)	610	621,692
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	1,325	1,325,655
5.45%, 06/15/23 (Call 04/15/23)(b)	1,373	1,401,265
6.02%, 06/15/26 (Call 03/15/26)(b)	725	732,919
8.10%, 07/15/36 (Call 01/15/36)(b)	1,090	1,175,900
8.35%, 07/15/46 (Call 01/15/46)(b)	670	738,534
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	100	97,874
4.75%, 04/15/27 (Call 01/15/27)(a)	340	333,116
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,463	1,461,729
4.90%, 10/15/25 (Call 07/15/25)	1,055	1,058,688
6.20%, 10/15/35 (Call 04/15/35)	460	444,105
6.35%, 10/15/45 (Call 04/15/45)	510	472,426
HP Inc.
3.75%, 12/01/20(a)	125	125,779
4.05%, 09/15/22	100	100,643
6.00%, 09/15/41	307	297,837
IBM Credit LLC
2.20%, 09/08/22	150	141,710
2.65%, 02/05/21(a)	610	600,128
3.00%, 02/06/23	350	339,261
International Business Machines Corp.
1.63%, 05/15/20	250	244,011
1.88%, 08/01/22	575	538,190
2.25%, 02/19/21	200	194,975
2.50%, 01/27/22	665	641,090
2.88%, 11/09/22	100	96,663
2.90%, 11/01/21	300	294,216
3.30%, 01/27/27(a)	300	282,297
3.38%, 08/01/23	245	240,136
3.45%, 02/19/26(a)	540	513,862
3.63%, 02/12/24	1,160	1,141,326
4.00%, 06/20/42	1,091	966,436
4.70%, 02/19/46(a)	250	244,159
5.60%, 11/30/39	137	149,754
6.22%, 08/01/27	100	113,262
6.50%, 01/15/28	150	173,447
7.00%, 10/30/25	250	293,193
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	525	491,681

22

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	$718	$689,871
4.75%, 06/01/23(a)	315	299,301
4.75%, 01/01/25(a)	170	156,824
4.88%, 03/01/24 (Call 01/01/24)	529	496,579
4.88%, 06/01/27 (Call 03/01/27)	355	316,262
5.75%, 12/01/34 (Call 06/01/34)	910	754,723

		44,449,676

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
2.30%, 05/03/22	360	348,077
2.45%, 11/15/21	30	29,459
3.25%, 03/15/24(a)	315	312,086
3.70%, 08/01/47 (Call 02/01/47)(a)	165	149,636
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	49,269
2.35%, 08/15/22	100	96,155
3.15%, 03/15/27 (Call 12/15/26)	145	137,808
Procter & Gamble Co. (The)
2.30%, 02/06/22	677	661,171
2.45%, 11/03/26	606	558,303
2.70%, 02/02/26(a)	432	406,277
2.85%, 08/11/27	425	401,278
3.10%, 08/15/23(a)	657	652,562
3.50%, 10/25/47	365	330,491
Unilever Capital Corp.
1.38%, 07/28/21(a)	285	271,259
1.80%, 05/05/20	190	186,181
2.00%, 07/28/26	500	439,112
2.60%, 05/05/24 (Call 03/05/24)(a)	300	285,243
2.75%, 03/22/21	200	197,780
2.90%, 05/05/27 (Call 02/05/27)(a)	700	651,887
3.00%, 03/07/22	100	98,367
3.10%, 07/30/25	100	95,921
3.25%, 03/07/24 (Call 02/07/24)	500	491,100
3.38%, 03/22/25 (Call 01/22/25)	100	98,893
3.50%, 03/22/28 (Call 12/22/27)(a)	700	677,179
4.25%, 02/10/21	700	713,819
5.90%, 11/15/32	267	319,790

		8,659,103
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28
(Call 07/24/28)(b)	400	390,282
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	21,372
4.60%, 06/15/45 (Call 12/15/44)	373	365,239

		776,893
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	800	695,314
3.95%, 02/01/22 (Call 01/01/22)(a)	1,500	1,476,044
4.50%, 05/15/21	1,965	1,975,711
4.63%, 10/30/20	150	150,846
5.00%, 10/01/21	425	433,622
Affiliated Managers Group Inc., 4.25%, 02/15/24	250	252,262
AIG Global Funding, 2.70%, 12/15/21(b)	100	96,680
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	11	10,380
3.00%, 09/15/23 (Call 07/15/23)	460	431,376

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 04/01/27 (Call 01/01/27)	$50	$44,689
3.63%, 12/01/27 (Call 09/01/27)(a)	925	829,916
3.75%, 02/01/22 (Call 12/01/21)	205	203,296
3.88%, 04/01/21 (Call 03/01/21)	595	595,487
4.25%, 09/15/24 (Call 06/15/24)	125	123,084
4.63%, 10/01/28 (Call 07/01/28)	1,100	1,054,826
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	1,450	1,399,788
4.40%, 09/25/23 (Call 08/25/23)	250	246,617
5.13%, 03/15/21	500	508,916
5.50%, 02/15/22	620	635,933
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	497	484,994
2.50%, 08/01/22 (Call 07/01/22)	956	911,745
2.65%, 12/02/22(a)	525	502,051
3.00%, 10/30/24 (Call 09/29/24)	537	506,285
3.38%, 05/17/21 (Call 04/17/21)	250	248,392
3.63%, 12/05/24 (Call 11/04/24)	1,750	1,703,974
3.70%, 08/03/23 (Call 07/03/23)	525	518,927
4.05%, 12/03/42	277	253,736
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)(a)	275	271,084
2.25%, 05/05/21 (Call 04/04/21)(a)	540	523,647
2.38%, 05/26/20 (Call 04/25/20)	670	660,278
2.70%, 03/03/22 (Call 01/31/22)(a)	449	435,816
3.30%, 05/03/27 (Call 04/03/27)(a)	970	922,986
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	2,377	2,344,088
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	190	173,546
3.70%, 10/15/24	382	378,243
4.00%, 10/15/23	292	295,270
5.30%, 03/15/20	5	5,126
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(b)	100	90,367
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(b)	1,000	957,054
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	200	193,789
4.70%, 09/20/47 (Call 03/20/47)	367	338,972
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	40	39,735
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	250	242,543
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	450	431,528
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	148,730
3.20%, 03/02/27 (Call 12/02/26)	250	236,174
3.25%, 05/21/21 (Call 04/21/21)	100	99,880
3.45%, 02/13/26 (Call 11/13/25)	140	136,217
3.55%, 02/01/24 (Call 01/01/24)	750	745,796
3.85%, 05/21/25 (Call 03/21/25)	250	250,648
4.00%, 02/01/29 (Call 11/01/28)	250	248,279
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,000	961,923
CME Group Inc.
3.00%, 09/15/22	727	716,290
3.00%, 03/15/25 (Call 12/15/24)	315	301,798
4.15%, 06/15/48 (Call 12/15/47)	50	48,000
5.30%, 09/15/43 (Call 03/15/43)	344	387,588
Credit Suisse USA Inc., 7.13%, 07/15/32	815	1,024,748
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	215	203,652
3.95%, 11/06/24 (Call 08/06/24)	460	448,794

23

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$462	$429,342
5.20%, 04/27/22	410	421,477
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	127	118,330
4.50%, 06/20/28 (Call 03/20/28)	250	244,993
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	405	384,847
Franklin Resources Inc.
2.80%, 09/15/22	162	157,151
2.85%, 03/30/25	200	188,077
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20(a)	1,415	1,345,669
3.37%, 11/15/25	700	604,252
4.42%, 11/15/35	4,485	3,622,896
Genpact Luxembourg Sarl, 3.70%, 04/01/22
(Call 03/01/22)	560	549,259
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	1,000	930,269
International Lease Finance Corp.
5.88%, 08/15/22	50	52,397
8.25%, 12/15/20	45	48,399
8.63%, 01/15/22	50	55,986
Invesco Finance PLC
3.75%, 01/15/26	75	71,982
4.00%, 01/30/24	320	316,770
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	340	342,727
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)	804	824,705
6.63%, 10/23/43 (Call 07/23/43)	330	317,657
Jefferies Group LLC
6.25%, 01/15/36	75	73,993
6.45%, 06/08/27	150	157,858
6.50%, 01/20/43	230	229,537
6.88%, 04/15/21	600	638,597
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	419	363,183
4.85%, 01/15/27	225	214,621
Lazard Group LLC
3.75%, 02/13/25	270	257,980
4.50%, 09/19/28 (Call 06/19/28)	250	244,678
Legg Mason Inc., 5.63%, 01/15/44	614	591,202
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	193,480
2.95%, 11/21/26 (Call 08/21/26)	1,075	1,013,252
3.38%, 04/01/24	490	485,514
3.80%, 11/21/46 (Call 05/21/46)(a)	350	326,322
Mitsubishi UFJ Lease & Finance Co. Ltd., 3.96%, 09/19/23 (Call 08/19/23)(b)	400	400,108
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	125	120,117
4.25%, 06/01/24 (Call 03/01/24)	300	300,431
5.55%, 01/15/20	350	358,530
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	480	462,927
3.05%, 02/15/22 (Call 11/15/21)	860	850,130
3.05%, 04/25/27 (Call 01/25/27)	555	521,299
3.25%, 11/01/25 (Call 08/01/25)	20	19,392
3.40%, 02/07/28 (Call 11/07/27)(a)	350	337,236
3.90%, 11/01/28 (Call 08/01/28)	100	99,984
Series C, 8.00%, 03/01/32	200	273,998
Nomura Holdings Inc., 6.70%, 03/04/20	24	24,960

Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
2.90%, 07/18/22	$150	$145,283
3.25%, 12/04/24	325	308,375
3.70%, 07/18/27(a)	150	142,183
Raymond James Financial Inc.
3.63%, 09/15/26	150	141,049
4.95%, 07/15/46	725	690,814
REC Ltd., 5.25%, 11/13/23(b)	250	253,715
Stifel Financial Corp., 4.25%, 07/18/24	235	234,079
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	250	212,804
3.75%, 08/15/21 (Call 06/15/21)	270	263,424
3.95%, 12/01/27 (Call 09/01/27)	575	485,347
4.25%, 08/15/24 (Call 05/15/24)	918	843,271
4.50%, 07/23/25 (Call 04/23/25)	635	579,001
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	445	436,218
3.30%, 04/01/27 (Call 01/01/27)	140	131,292
3.75%, 04/01/24 (Call 03/01/24)	500	499,902
5.60%, 12/01/19	250	255,948
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	825	789,811
2.20%, 12/14/20 (Call 11/14/20)	920	903,290
2.75%, 09/15/27 (Call 06/15/27)(a)	225	208,145
2.80%, 12/14/22 (Call 10/14/22)	1,315	1,284,812
3.15%, 12/14/25 (Call 09/14/25)	1,735	1,674,288
3.65%, 09/15/47 (Call 03/15/47)	250	226,949
4.15%, 12/14/35 (Call 06/14/35)	560	563,183
4.30%, 12/14/45 (Call 06/14/45)	1,325	1,325,617

		62,742,794
Electric — 7.3%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)(b)	1,000	973,900
4.38%, 04/23/25(b)	1,500	1,477,500
4.88%, 04/23/30(b)	1,000	986,700
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	825	791,239
3.80%, 10/01/47 (Call 04/01/47)	125	108,471
Series E, 6.65%, 02/15/33	500	613,428
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	360,398
3.75%, 12/01/47 (Call 06/01/47)	155	137,063
4.00%, 12/01/46 (Call 06/01/46)	350	324,502
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	445	391,635
4.15%, 08/15/44 (Call 02/15/44)	290	272,269
4.30%, 01/02/46 (Call 07/02/45)	100	97,254
6.00%, 03/01/39	135	158,219
Series 11-C, 5.20%, 06/01/41	50	51,921
Series B, 3.70%, 12/01/47 (Call 06/01/47)(a)	20	17,296
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)(a)	347	339,912
3.65%, 02/15/26 (Call 11/15/25)	675	650,900
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	194,479
3.70%, 12/01/47 (Call 06/01/47)	60	53,185
4.15%, 03/15/46 (Call 09/15/45)	250	238,127
4.50%, 03/15/49 (Call 09/15/48)	100	100,640

24

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.15%, 11/13/20	$270	$262,896
Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	20	19,428
Series I, 3.65%, 12/01/21	25	24,999
Series J, 4.30%, 12/01/28 (Call 09/01/28)	50	49,833
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	265	253,199
7.00%, 04/01/38	200	248,361
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	50	46,263
3.75%, 05/15/46 (Call 11/15/45)	175	154,786
4.20%, 08/15/48 (Call 02/15/48)	250	233,807
4.50%, 04/01/42 (Call 10/01/41)	368	365,606
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	200	196,254
2.40%, 02/01/20 (Call 01/01/20)	350	346,381
2.80%, 01/15/23 (Call 12/15/22)	550	533,083
3.50%, 02/01/25 (Call 11/01/24)	250	245,617
3.75%, 11/15/23 (Call 08/15/23)	30	30,157
4.45%, 01/15/49 (Call 07/15/48)(b)	500	478,687
4.50%, 02/01/45 (Call 08/01/44)	370	355,811
5.15%, 11/15/43 (Call 05/15/43)	1,001	1,045,783
5.95%, 05/15/37	150	173,859
6.13%, 04/01/36	973	1,135,890
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)(a)	200	195,369
4.20%, 09/15/46 (Call 03/15/46)	100	90,202
4.25%, 11/30/23 (Call 08/30/23)	140	141,131
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	175	152,423
4.50%, 04/01/44 (Call 10/01/43)	300	302,183
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	45,143
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	240	237,412
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	1,260	1,195,841
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	265	292,480
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	1,000	906,250
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	200	182,977
3.40%, 09/01/21 (Call 06/01/21)	450	449,614
3.65%, 06/15/46 (Call 12/15/45)	470	410,545
3.70%, 08/15/28 (Call 05/15/28)	175	172,291
3.70%, 03/01/45 (Call 09/01/44)	200	176,969
6.45%, 01/15/38	140	172,775
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	325	307,227
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	130	117,997
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	361	348,488
4.00%, 04/01/48 (Call 10/01/47)(a)	150	140,341
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	250	236,146
3.80%, 05/15/28 (Call 02/15/28)	80	79,635
3.95%, 03/01/43 (Call 09/01/42)	730	661,472
4.45%, 03/15/44 (Call 09/15/43)	480	465,492
4.50%, 12/01/45 (Call 06/01/45)	100	97,415
4.63%, 12/01/54 (Call 06/01/54)	100	94,791
Series 07-A, 6.30%, 08/15/37	208	248,915
Series 08-B, 6.75%, 04/01/38	350	439,479
Series 09-C, 5.50%, 12/01/39	5	5,519
Series 12-A, 4.20%, 03/15/42	400	376,211

Security	Par (000)	Value

Electric (continued)
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	$90	$80,019
Series C, 4.00%, 11/15/57 (Call 05/15/57)	55	46,801
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	250	241,457
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	25	24,374
3.38%, 08/15/23 (Call 05/15/23)	248	246,327
3.80%, 11/15/28 (Call 08/15/28)	350	349,046
3.95%, 07/15/47 (Call 01/15/47)	155	143,500
4.05%, 05/15/48 (Call 11/15/47)	900	861,663
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	50	49,721
Dominion Energy Inc.
2.50%, 12/01/19 (Call 12/17/18)	280	277,232
2.58%, 07/01/20	130	127,828
3.63%, 12/01/24 (Call 09/01/24)	198	193,169
3.90%, 10/01/25 (Call 07/01/25)	510	497,334
4.25%, 06/01/28 (Call 03/01/28)	250	247,561
4.45%, 03/15/21	225	227,961
4.70%, 12/01/44 (Call 06/01/44)(a)	400	384,569
5.75%, 10/01/54 (Call 10/01/24)(a)(d)(e)	200	201,260
7.00%, 06/15/38	140	169,173
Series B, 2.75%, 09/15/22 (Call 06/15/22)	235	224,748
Series B, 5.95%, 06/15/35	450	490,562
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	71,408
Series F, 5.25%, 08/01/33	100	105,103
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	500	531,250
DTE Electric Co., 3.70%, 03/15/45 (Call 09/15/44)	455	407,913
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	195	193,058
2.85%, 10/01/26 (Call 07/01/26)	235	212,797
3.80%, 03/15/27 (Call 12/15/26)	75	72,198
Series B, 3.30%, 06/15/22 (Call 04/15/22)	220	217,130
Series D, 3.70%, 08/01/23 (Call 07/01/23)	530	526,710
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	445	419,335
3.05%, 03/15/23 (Call 02/15/23)(a)	340	334,207
3.70%, 12/01/47 (Call 06/01/47)	1,100	959,296
3.75%, 06/01/45 (Call 12/01/44)	380	336,478
3.90%, 06/15/21 (Call 03/15/21)	180	182,527
3.95%, 03/15/48 (Call 09/15/47)	25	22,751
4.25%, 12/15/41 (Call 06/15/41)	660	634,871
5.30%, 02/15/40	10	11,099
6.05%, 04/15/38	182	215,685
6.10%, 06/01/37	66	76,654
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	432,691
2.65%, 09/01/26 (Call 06/01/26)	615	548,707
3.05%, 08/15/22 (Call 05/15/22)	663	646,600
3.15%, 08/15/27 (Call 05/15/27)(a)	550	504,738
3.55%, 09/15/21 (Call 06/15/21)	550	548,317
3.75%, 04/15/24 (Call 01/15/24)(a)	320	316,257
3.75%, 09/01/46 (Call 03/01/46)	280	234,980
3.95%, 08/15/47 (Call 02/15/47)	75	65,175
4.80%, 12/15/45 (Call 06/15/45)	100	98,561
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	125	124,221
3.20%, 01/15/27 (Call 10/15/26)	575	547,200
3.40%, 10/01/46 (Call 04/01/46)	80	66,490
3.85%, 11/15/42 (Call 05/15/42)	300	271,759

25

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.65%, 04/01/40	$100	$115,268
6.35%, 09/15/37	500	623,587
Duke Energy Indiana LLC
3.75%, 07/15/20	2,137	2,153,707
6.12%, 10/15/35	29	34,613
6.35%, 08/15/38	250	307,151
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	50	52,275
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	300	262,078
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,075	939,688
4.10%, 03/15/43 (Call 09/15/42)	150	141,935
4.15%, 12/01/44 (Call 06/01/44)	220	206,810
E.ON International Finance BV, 6.65%, 04/30/38(b)	250	286,757
Edison International
2.40%, 09/15/22 (Call 08/15/22)	350	323,824
4.13%, 03/15/28 (Call 12/15/27)	250	234,604
EDP Finance BV, 3.63%, 07/15/24(b)	700	656,528
El Paso Electric Co., 6.00%, 05/15/35	200	220,220
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	250	236,449
4.50%, 09/21/28 (Call 06/21/28)(b)	1,800	1,719,442
4.75%, 10/13/35 (Call 04/13/35)(b)	75	70,945
4.88%, 09/21/38 (Call 03/21/38)(b)	1,800	1,628,237
4.88%, 01/22/44(b)	275	247,823
5.00%, 09/21/48 (Call 03/21/48)(b)	250	222,506
6.95%, 01/26/39(b)	600	710,413
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	240	232,490
3.55%, 06/15/26 (Call 03/15/26)	1,360	1,270,518
4.75%, 06/15/46 (Call 12/15/45)(a)	860	801,422
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	69,556
Enel Finance International NV
2.75%, 04/06/23(b)	1,000	905,794
3.50%, 04/06/28(b)	1,000	836,441
3.63%, 05/25/27(b)	200	172,249
4.25%, 09/14/23(b)	2,015	1,928,812
4.63%, 09/14/25(b)	200	188,883
4.75%, 05/25/47(a)(b)	1,000	813,500
4.88%, 06/14/29(b)	1,600	1,474,850
6.80%, 09/15/37(b)	100	106,408
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(d)(e)	200	210,000
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	274	268,205
3.75%, 02/15/21 (Call 11/15/20)	390	392,569
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,680	1,521,952
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	244	219,618
4.20%, 09/01/48 (Call 03/01/48)	700	672,894
4.95%, 01/15/45 (Call 01/15/25)	170	170,890
Evergy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	51,007
5.29%, 06/15/22 (Call 03/15/22)(c)	350	363,796
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	125	122,245
Series K, 2.75%, 03/15/22 (Call 02/15/22)	150	145,685
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	275	261,398
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,670	1,649,548
3.40%, 04/15/26 (Call 01/15/26)(a)	449	419,293
3.50%, 06/01/22 (Call 05/01/22)	870	843,558

Security	Par (000)	Value

Electric (continued)
3.95%, 06/15/25 (Call 03/15/25)	$504	$493,351
4.45%, 04/15/46 (Call 10/15/45)	760	705,931
5.10%, 06/15/45 (Call 12/15/44)	750	761,396
5.15%, 12/01/20 (Call 09/01/20)	330	337,193
5.63%, 06/15/35	1,000	1,058,733
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	110	108,299
4.00%, 10/01/20 (Call 07/01/20)	175	175,856
4.25%, 06/15/22 (Call 03/15/22)	443	446,488
5.60%, 06/15/42 (Call 12/15/41)	375	359,540
6.25%, 10/01/39	950	980,698
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	255	244,029
Series B, 4.25%, 03/15/23 (Call 12/15/22)	931	935,467
Series C, 4.85%, 07/15/47 (Call 01/15/47)	910	874,804
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	60	53,366
3.80%, 12/15/42 (Call 06/15/42)	350	319,728
4.05%, 10/01/44 (Call 04/01/44)	400	380,725
4.13%, 02/01/42 (Call 08/01/41)(a)	45	43,352
4.13%, 06/01/48 (Call 12/01/47)	854	823,102
5.25%, 02/01/41 (Call 08/01/40)	200	221,023
5.65%, 02/01/37	200	231,148
5.69%, 03/01/40	45	52,828
5.95%, 02/01/38(a)	185	221,651
5.96%, 04/01/39	115	137,101
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	510	461,831
Georgia Power Co.
4.25%, 12/01/19	20	20,155
4.30%, 03/15/42	895	804,117
5.40%, 06/01/40	425	455,138
Series 10-C, 4.75%, 09/01/40	25	23,926
Iberdrola International BV, 6.75%, 07/15/36	200	232,538
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)(a)	325	322,116
4.25%, 08/15/48 (Call 02/15/48)	466	444,456
Indianapolis Power & Light Co., 4.05%, 05/01/46
(Call 11/01/45)(b)	60	55,138
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	190	184,012
3.40%, 08/15/25 (Call 05/15/25)	100	96,356
3.70%, 09/15/46 (Call 03/15/46)	335	289,878
4.10%, 09/26/28 (Call 06/26/28)	250	248,749
6.25%, 07/15/39	125	153,090
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	1,500	1,507,500
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	563	537,271
3.35%, 11/15/27 (Call 08/15/27)(a)	250	234,102
5.30%, 07/01/43 (Call 01/01/43)	250	268,161
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	260	241,049
4.20%, 03/15/48 (Call 09/15/47)	140	130,371
5.30%, 10/01/41 (Call 04/01/41)	150	159,967
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	210	229,864
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	32	32,090
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	480,694
Metropolitan Edison Co., 4.00%, 04/15/25(b)	75	75,048

26

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	$70	$69,983
3.65%, 08/01/48 (Call 02/01/48)	500	440,032
3.95%, 08/01/47 (Call 02/01/47)	300	277,390
4.25%, 05/01/46 (Call 11/01/45)	250	244,401
4.40%, 10/15/44 (Call 04/15/44)	500	498,950
4.80%, 09/15/43 (Call 03/15/43)	100	105,667
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	1,900	1,838,273
National Grid USA, 5.80%, 04/01/35	175	195,497
Nevada Power Co., Series BB, 2.75%, 04/15/20	1,250	1,245,767
New England Power Co., 3.80%, 12/05/47
(Call 06/05/47)(a)(b)	950	859,163
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	185	177,933
3.55%, 05/01/27 (Call 02/01/27)	1,770	1,669,165
4.50%, 06/01/21 (Call 03/01/21)	100	101,793
4.80%, 12/01/77 (Call 12/01/27)(d)(e)	100	87,161
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	371	353,190
3.60%, 09/15/47 (Call 03/15/47)	115	100,685
4.13%, 05/15/44 (Call 11/15/43)	325	309,485
4.85%, 08/15/40 (Call 02/15/40)	500	527,526
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,836
3.20%, 05/15/27 (Call 02/15/27)	426	403,643
5.50%, 03/15/40	125	140,000
Oglethorpe Power Corp.
4.20%, 12/01/42	625	562,543
5.25%, 09/01/50	226	223,711
5.38%, 11/01/40	95	102,559
Ohio Edison Co., 6.88%, 07/15/36	170	213,592
Ohio Power Co., Series M, 5.38%, 10/01/21	160	168,405
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	500	491,103
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	239,347
3.70%, 11/15/28 (Call 08/15/28)(a)(b)	339	335,032
3.75%, 04/01/45 (Call 10/01/44)	50	45,738
3.80%, 09/30/47 (Call 03/30/47)	50	45,194
4.10%, 11/15/48 (Call 05/15/48)(a)(b)	243	232,448
5.30%, 06/01/42 (Call 12/01/41)	400	447,834
7.00%, 09/01/22	322	364,033
7.50%, 09/01/38	66	88,773
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)(a)	350	308,540
3.30%, 12/01/27 (Call 09/01/27)	1,000	824,677
3.40%, 08/15/24 (Call 05/15/24)	305	266,811
3.50%, 10/01/20 (Call 07/01/20)(a)	1,235	1,178,011
3.75%, 02/15/24 (Call 11/15/23)	525	468,315
4.00%, 12/01/46 (Call 06/01/46)	659	502,844
4.25%, 05/15/21 (Call 02/15/21)	90	85,063
4.25%, 03/15/46 (Call 09/15/45)	205	156,857
4.75%, 02/15/44 (Call 08/15/43)	475	396,811
5.40%, 01/15/40	925	819,407
5.80%, 03/01/37	50	46,165
6.05%, 03/01/34	780	747,155
6.25%, 03/01/39	350	330,946
6.35%, 02/15/38	530	505,965

Security	Par (000)	Value

Electric (continued)
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$938	$924,458
2.95%, 06/01/23 (Call 03/01/23)	50	48,964
3.60%, 04/01/24 (Call 01/01/24)	186	185,695
3.85%, 06/15/21 (Call 03/15/21)	230	232,795
4.10%, 02/01/42 (Call 08/01/41)	290	277,600
5.75%, 04/01/37	500	583,405
6.00%, 01/15/39	363	436,072
6.25%, 10/15/37	500	611,243
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	286,257
3.15%, 10/15/25 (Call 07/15/25)	250	240,794
4.80%, 10/15/43 (Call 04/15/43)	500	513,360
5.95%, 10/01/36	100	116,750
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	1,000	905,614
5.45%, 05/21/28(b)	1,500	1,488,080
6.15%, 05/21/48(b)	600	585,084
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	190	190,029
4.15%, 03/15/43 (Call 09/15/42)	200	189,869
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	343	316,835
4.00%, 09/15/47 (Call 03/15/47)	125	108,854
4.20%, 06/15/22 (Call 03/15/22)	150	151,048
4.70%, 06/01/43 (Call 12/01/42)	50	47,923
5.00%, 03/15/44 (Call 09/15/43)(a)	554	551,137
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)(a)	620	616,135
3.95%, 06/01/47 (Call 12/01/46)	400	369,930
4.15%, 10/01/45 (Call 04/01/45)	150	143,306
4.15%, 06/15/48 (Call 12/15/47)(a)	504	484,008
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	260	254,344
4.40%, 01/15/21 (Call 10/15/20)	70	71,126
6.00%, 12/01/39	500	576,220
7.00%, 10/30/31	500	622,266
7.75%, 03/01/31	265	344,410
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	236,023
3.85%, 06/01/23 (Call 05/01/23)	1,925	1,906,094
8.63%, 04/15/31(a)	300	390,275
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	450	429,799
2.90%, 05/15/25 (Call 11/15/24)	595	564,699
3.80%, 06/15/47 (Call 12/15/46)	250	225,457
4.10%, 06/15/48 (Call 12/15/47)	500	480,702
4.30%, 03/15/44 (Call 09/15/43)	25	24,487
Series 17, 6.25%, 09/01/37	500	625,280
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	350	346,935
Public Service Co. of Oklahoma, 4.40%, 02/01/21	30	30,293
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	96,623
2.25%, 09/15/26 (Call 06/15/26)	456	409,816
2.38%, 05/15/23 (Call 02/15/23)(a)	65	62,175
3.25%, 09/01/23 (Call 08/01/23)	1,600	1,584,021
3.60%, 12/01/47 (Call 06/01/47)	90	78,192
5.50%, 03/01/40	210	240,840
5.80%, 05/01/37	200	231,867

27

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series I, 4.00%, 06/01/44 (Call 12/01/43)	$225	$205,937
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	227	216,309
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	240,067
5.63%, 07/15/22 (Call 04/15/22)	1,013	1,064,212
Puget Sound Energy Inc.
5.76%, 10/01/39	130	149,749
5.80%, 03/15/40	300	345,939
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	505	499,096
3.95%, 11/15/41	125	111,987
4.15%, 05/15/48 (Call 11/15/47)	500	463,451
4.50%, 08/15/40	60	59,456
6.00%, 06/01/39	50	57,968
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(a)	152	132,344
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,000	976,450
5.50%, 04/08/44(b)	1,000	986,580
Sempra Energy
2.40%, 02/01/20	115	112,962
2.40%, 03/15/20 (Call 02/15/20)	154	151,306
2.85%, 11/15/20 (Call 10/15/20)	100	98,451
2.88%, 10/01/22 (Call 07/01/22)	565	539,174
2.90%, 02/01/23 (Call 01/01/23)	184	175,627
3.25%, 06/15/27 (Call 03/15/27)	650	591,953
3.40%, 02/01/28 (Call 10/01/27)	600	545,425
3.75%, 11/15/25 (Call 08/15/25)	188	179,953
3.80%, 02/01/38 (Call 08/01/37)	491	414,105
4.00%, 02/01/48 (Call 08/01/47)	250	205,992
6.00%, 10/15/39	645	701,667
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	125	114,909
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	150	142,105
4.50%, 06/01/64 (Call 12/01/63)	300	266,783
4.60%, 06/15/43 (Call 12/15/42)	265	258,408
5.10%, 06/01/65 (Call 12/01/64)	465	453,235
6.05%, 01/15/38	125	140,878
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	184	183,846
4.00%, 04/01/47 (Call 10/01/46)	1,165	1,018,813
4.65%, 10/01/43 (Call 04/01/43)	1,150	1,111,372
5.50%, 03/15/40	140	144,700
5.63%, 02/01/36	200	207,401
6.00%, 01/15/34	162	171,728
6.65%, 04/01/29	50	54,316
Series 04-G, 5.75%, 04/01/35	160	164,890
Series 05-E, 5.35%, 07/15/35	585	592,067
Series 06-E, 5.55%, 01/15/37	180	186,923
Series 08-A, 5.95%, 02/01/38	150	160,745
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	325	280,131
Series C, 3.60%, 02/01/45 (Call 08/01/44)	100	82,271
Series E, 3.70%, 08/01/25 (Call 06/01/25)	140	136,737
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	975	938,949
2.75%, 06/15/20 (Call 05/15/20)	285	281,653
2.95%, 07/01/23 (Call 05/01/23)	525	502,287
3.25%, 07/01/26 (Call 04/01/26)	2,425	2,242,194
4.25%, 07/01/36 (Call 01/01/36)	469	435,582

Security	Par (000)	Value

Electric (continued)
4.40%, 07/01/46 (Call 01/01/46)	$1,375	$1,238,941
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(d)(e)	175	173,687
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)(a)	800	784,847
5.15%, 09/15/41	200	193,160
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	157	154,270
Series F, 4.95%, 12/15/46 (Call 06/15/46)	150	139,071
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	325	283,468
Series L, 3.85%, 02/01/48 (Call 08/01/47)	314	267,589
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,750	1,721,413
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	545	477,248
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	1,500	1,414,710
3.75%, 05/02/23(b)	1,000	996,210
4.00%, 05/04/47(b)	500	456,770
4.25%, 05/02/28(b)	1,000	995,950
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	55	50,953
4.20%, 05/15/45 (Call 11/15/44)	50	45,076
4.30%, 06/15/48 (Call 12/15/47)	160	148,328
Toledo Edison Co. (The), 6.15%, 05/15/37	244	285,135
TransAlta Corp., 6.50%, 03/15/40	232	217,037
UIL Holdings Corp., 4.63%, 10/01/20	100	101,949
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	75	70,780
3.50%, 04/15/24 (Call 01/15/24)	325	321,937
3.90%, 09/15/42 (Call 03/15/42)	300	280,626
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	980	960,122
4.45%, 02/15/44 (Call 08/15/43)	385	374,333
6.35%, 11/30/37	350	428,599
8.88%, 11/15/38	413	615,888
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	200	191,911
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	680	651,345
Series A, 3.50%, 03/15/27 (Call 12/15/26)	485	467,656
Series B, 2.95%, 11/15/26 (Call 08/15/26)	500	467,191
Series B, 3.80%, 09/15/47 (Call 03/15/47)	203	179,197
Series B, 6.00%, 01/15/36	30	34,943
Series C, 4.00%, 11/15/46 (Call 05/15/46)(a)	135	121,020
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	110,361
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	75	73,020
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	100	93,944
4.13%, 03/01/42 (Call 09/01/41)	50	47,771
4.25%, 12/01/45 (Call 06/01/45)	200	193,490
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	250	248,221
4.30%, 10/15/48 (Call 04/15/48)(a)	150	146,477
Wisconsin Power & Light Co., 3.05%, 10/15/27
(Call 07/15/27)	170	160,429
Wisconsin Public Service Corp., 4.75%, 11/01/44
(Call 05/01/44)	50	52,675
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	503,766
3.30%, 06/01/25 (Call 12/01/24)	75	71,886
3.35%, 12/01/26 (Call 06/01/26)(a)	400	381,976
4.00%, 06/15/28 (Call 12/15/27)	525	518,307

28

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 05/15/20 (Call 11/15/19)	$475	$481,083
6.50%, 07/01/36	225	279,304

		162,158,570
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	125	122,273
2.63%, 02/15/23 (Call 11/15/22)	300	290,086
4.25%, 11/15/20	250	254,266
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	390	361,103

		1,027,728
Electronics — 0.4%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	92,367
3.20%, 10/01/22 (Call 07/01/22)	190	186,076
5.00%, 07/15/20	250	255,984
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	125	116,472
3.55%, 10/01/27 (Call 07/01/27)	100	90,994
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	300,891
4.00%, 02/01/22 (Call 11/01/21)	521	528,095
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	345	319,648
3.88%, 01/12/28 (Call 10/12/27)	325	296,641
4.00%, 04/01/25 (Call 01/01/25)	235	225,911
4.50%, 03/01/23 (Call 12/01/22)	170	170,599
Avnet Inc., 4.88%, 12/01/22	382	387,842
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	34,285
4.38%, 11/15/57 (Call 05/15/57)	240	193,669
4.75%, 03/15/42(a)	106	98,140
5.35%, 11/15/48 (Call 05/15/48)	150	150,000
5.75%, 08/15/40	150	158,712
Flex Ltd.
4.63%, 02/15/20	205	205,891
4.75%, 06/15/25 (Call 03/15/25)	100	96,752
5.00%, 02/15/23	45	44,587
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	735	680,566
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	990	949,665
2.50%, 11/01/26 (Call 08/01/26)	1,303	1,195,589
4.25%, 03/01/21	512	522,777
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	199	179,518
4.70%, 09/15/22	100	100,640
5.63%, 12/15/20	100	102,760
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	150,087
4.60%, 04/06/27 (Call 01/06/27)	355	353,718
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	130	133,107
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	100	99,484
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	125	122,214
3.50%, 02/03/22 (Call 11/03/21)(a)	150	149,161

		8,692,842
Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	735	710,013
4.25%, 09/15/28 (Call 06/15/28)	1,150	1,101,621

Security	Par (000)	Value

Engineering & Construction (continued)
Mexico City Airport Trust, 5.50%, 07/31/47
(Call 01/31/47)(b)	$1,200	$897,000

		2,708,634
Environmental Control — 0.2%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	195,571
3.38%, 11/15/27 (Call 08/15/27)	335	315,196
3.55%, 06/01/22 (Call 03/01/22)	206	204,698
3.95%, 05/15/28 (Call 02/15/28)	730	718,955
4.75%, 05/15/23 (Call 02/15/23)	100	103,828
5.25%, 11/15/21	417	437,565
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	100	100,796
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	200	194,387
3.13%, 03/01/25 (Call 12/01/24)	160	153,988
3.15%, 11/15/27 (Call 08/15/27)	476	446,246
3.90%, 03/01/35 (Call 09/01/34)	400	375,557
4.10%, 03/01/45 (Call 09/01/44)	357	336,607

		3,583,394
Food — 1.7%
Campbell Soup Co.
3.30%, 03/15/21	375	370,982
3.65%, 03/15/23 (Call 02/15/23)	375	362,075
3.80%, 08/02/42	250	183,176
3.95%, 03/15/25 (Call 01/15/25)	750	709,708
4.15%, 03/15/28 (Call 12/15/27)	500	463,728
4.80%, 03/15/48 (Call 09/15/47)(a)	465	395,347
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	990	961,797
3.80%, 10/22/21(a)	390	389,106
4.30%, 05/01/24 (Call 04/01/24)	250	248,833
4.60%, 11/01/25 (Call 09/01/25)	205	203,743
4.85%, 11/01/28 (Call 08/01/28)	60	59,558
5.30%, 11/01/38 (Call 05/01/38)	100	95,816
7.00%, 10/01/28	150	171,167
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	985	993,789
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	561	550,157
3.20%, 04/16/21	130	128,590
3.65%, 02/15/24 (Call 11/15/23)	30	29,526
4.00%, 04/17/25 (Call 02/17/25)	700	682,575
4.20%, 04/17/28 (Call 01/17/28)	535	515,585
4.55%, 04/17/38 (Call 10/17/37)	950	864,791
5.40%, 06/15/40	350	349,735
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	890	803,513
3.10%, 05/15/21	100	99,895
3.38%, 05/15/23 (Call 04/15/23)	700	696,366
4.13%, 12/01/20	175	177,825
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	350	321,977
4.63%, 11/01/20(a)	275	280,505
6.63%, 04/15/37	285	343,450
JM Smucker Co. (The)
2.50%, 03/15/20	300	296,124
3.38%, 12/15/27 (Call 09/15/27)(a)	600	551,672
3.50%, 10/15/21	100	99,118
3.50%, 03/15/25	225	213,736
4.38%, 03/15/45(a)	495	431,343

29

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
3.25%, 05/14/21	$1,195	$1,184,449
3.25%, 04/01/26(a)	325	300,574
3.40%, 11/15/27 (Call 08/15/27)	350	318,725
4.00%, 12/15/20	460	465,384
4.30%, 05/15/28 (Call 02/15/28)(a)	275	268,920
4.50%, 04/01/46	300	267,148
Series B, 7.45%, 04/01/31	50	61,988
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	930	920,372
3.00%, 06/01/26 (Call 03/01/26)	560	495,195
3.38%, 06/15/21	250	248,958
3.50%, 06/06/22	1,030	1,012,579
3.50%, 07/15/22 (Call 05/15/22)	800	783,182
3.95%, 07/15/25 (Call 04/15/25)	565	541,719
4.00%, 06/15/23 (Call 05/15/23)	250	247,316
4.38%, 06/01/46 (Call 12/01/45)(a)	835	681,976
4.63%, 01/30/29 (Call 10/30/28)	1,846	1,796,344
4.88%, 02/15/25 (Call 02/15/20)(a)(b)	500	501,506
5.00%, 07/15/35 (Call 01/15/35)	850	781,945
5.00%, 06/04/42	350	314,985
5.20%, 07/15/45 (Call 01/15/45)	1,040	944,812
6.50%, 02/09/40	125	133,191
6.75%, 03/15/32	125	142,198
6.88%, 01/26/39	647	723,734
7.13%, 08/01/39(b)	50	57,471
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	401,152
2.65%, 10/15/26 (Call 07/15/26)	57	50,177
2.95%, 11/01/21 (Call 10/01/21)	284	278,158
3.30%, 01/15/21 (Call 12/15/20)	400	396,195
3.40%, 04/15/22 (Call 01/15/22)	350	345,157
3.70%, 08/01/27 (Call 05/01/27)(a)	225	210,754
3.85%, 08/01/23 (Call 05/01/23)	371	368,586
3.88%, 10/15/46 (Call 04/15/46)	140	111,279
4.45%, 02/01/47 (Call 08/01/46)(a)	770	669,288
4.65%, 01/15/48 (Call 07/15/47)(a)	50	44,815
5.00%, 04/15/42 (Call 10/15/41)	90	83,559
5.40%, 07/15/40 (Call 01/15/40)	100	99,165
6.90%, 04/15/38	100	115,019
7.50%, 04/01/31	185	223,716
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	75	67,637
Mondelez International Inc.
3.00%, 05/07/20	500	496,935
3.63%, 05/07/23 (Call 04/07/23)	500	493,880
4.13%, 05/07/28 (Call 02/07/28)	500	485,789
Nestle Holdings Inc.
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	300	297,847
3.63%, 09/24/28 (Call 06/24/28)(b)	150	147,948
4.00%, 09/24/48 (Call 03/24/48)(b)	150	141,396
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	75	69,757
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	435	422,862
2.60%, 10/01/20 (Call 09/01/20)	475	467,972
3.25%, 07/15/27 (Call 04/15/27)(a)	314	291,682
3.30%, 07/15/26 (Call 04/15/26)	288	271,086
3.75%, 10/01/25 (Call 07/01/25)	425	412,134
4.45%, 03/15/48 (Call 09/15/47)	250	227,770

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	$65	$62,452
3.55%, 06/02/27 (Call 03/02/27)	710	656,532
3.90%, 09/28/23 (Call 08/23/23)(a)	295	291,097
3.95%, 08/15/24 (Call 05/15/24)	200	197,447
4.50%, 06/15/22 (Call 03/15/22)	442	451,245
4.55%, 06/02/47 (Call 12/02/46)	1,135	999,167
4.88%, 08/15/34 (Call 02/15/34)	306	292,720

		36,882,354
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)	200	196,070
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	152	153,506
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	1,000	941,100
5.25%, 05/12/24	35	35,546
5.50%, 01/17/27	25	25,006
Georgia-Pacific LLC
7.75%, 11/15/29	250	326,896
8.00%, 01/15/24	200	237,122
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	537	483,492
3.65%, 06/15/24 (Call 03/15/24)(a)	1,125	1,115,566
3.80%, 01/15/26 (Call 10/15/25)(a)	120	116,257
4.35%, 08/15/48 (Call 02/15/48)	500	417,342
4.40%, 08/15/47 (Call 02/15/47)	310	261,264
4.80%, 06/15/44 (Call 12/15/43)	712	629,152
5.00%, 09/15/35 (Call 03/15/35)	229	222,204
6.00%, 11/15/41 (Call 05/15/41)	75	78,158
7.30%, 11/15/39	300	353,307
8.70%, 06/15/38	100	133,710
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(b)	1,000	1,010,000

		6,735,698
Gas — 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	450	422,662
4.15%, 01/15/43 (Call 07/15/42)	172	164,022
4.30%, 10/01/48 (Call 04/01/48)	100	96,464
5.50%, 06/15/41 (Call 12/15/40)	100	111,405
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)(a)	925	918,480
4.00%, 04/01/28 (Call 01/01/28)	400	395,646
4.10%, 09/01/47 (Call 03/01/47)	225	198,467
4.50%, 01/15/21 (Call 10/15/20)	331	334,990
5.85%, 01/15/41 (Call 07/15/40)	50	56,759
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	257,414
2.80%, 11/15/20 (Call 10/15/20)	275	270,384
4.80%, 11/01/43 (Call 05/01/43)	200	195,079
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(b)	1,000	1,151,218
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	241,844
3.95%, 09/15/27 (Call 06/15/27)	50	46,090
4.75%, 09/01/28 (Call 06/01/28)	150	144,315
4.90%, 12/01/21 (Call 09/01/21)	120	121,443
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	285	267,962
3.65%, 06/15/23 (Call 05/15/23)(b)	320	314,564
4.38%, 05/15/47 (Call 11/15/46)	575	521,156

30

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.80%, 02/15/44 (Call 08/15/43)	$1,070	$1,037,097
5.25%, 02/15/43 (Call 08/15/42)	207	210,773
5.65%, 02/01/45 (Call 08/01/44)	380	395,471
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(a)	300	296,301
4.66%, 02/01/44 (Call 08/01/43)	100	103,147
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43
(Call 02/01/43)	225	223,226
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	825	802,036
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	85	77,936
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	145	136,340
3.50%, 09/15/21 (Call 06/15/21)	895	885,647
4.40%, 06/01/43 (Call 12/01/42)	550	504,719
5.88%, 03/15/41 (Call 09/15/40)	75	83,475

		10,986,532
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	525	512,801
Stanley Black & Decker Inc.
2.90%, 11/01/22	270	261,239
3.40%, 12/01/21 (Call 09/01/21)	47	46,858
4.25%, 11/15/28 (Call 08/15/28)	200	200,462
4.85%, 11/15/48 (Call 05/15/48)	200	199,258

		1,220,618
Health Care - Products — 1.6%
Abbott Laboratories
2.55%, 03/15/22	50	48,251
2.80%, 09/15/20 (Call 08/15/20)	265	261,569
2.90%, 11/30/21 (Call 10/30/21)	680	664,180
3.40%, 11/30/23 (Call 09/30/23)	245	241,274
3.75%, 11/30/26 (Call 08/30/26)	506	493,795
4.75%, 11/30/36 (Call 05/30/36)	1,045	1,064,514
4.75%, 04/15/43 (Call 10/15/42)	332	335,750
4.90%, 11/30/46 (Call 05/30/46)	1,350	1,397,683
5.30%, 05/27/40	418	448,499
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	349	314,526
3.50%, 08/15/46 (Call 02/15/46)	150	120,697
Becton Dickinson and Co.
2.40%, 06/05/20	300	294,411
2.68%, 12/15/19	480	475,977
2.89%, 06/06/22 (Call 05/06/22)	1,229	1,184,180
3.13%, 11/08/21	1,105	1,088,173
3.25%, 11/12/20	486	481,951
3.36%, 06/06/24 (Call 04/06/24)	650	619,944
3.70%, 06/06/27 (Call 03/06/27)	1,193	1,111,642
3.73%, 12/15/24 (Call 09/15/24)	213	205,550
4.67%, 06/06/47 (Call 12/06/46)(a)	565	523,534
4.69%, 12/15/44 (Call 06/15/44)(a)	542	497,120
Boston Scientific Corp.
3.85%, 05/15/25	685	667,412
4.00%, 03/01/28 (Call 12/01/27)	175	166,735
6.00%, 01/15/20	520	533,944
7.00%, 11/15/35	250	308,535
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	220	217,049
4.20%, 06/15/20	500	506,740

Security	Par (000)	Value

Health Care - Products (continued)
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	$250	$246,435
3.35%, 09/15/25 (Call 06/15/25)(a)	300	293,548
4.38%, 09/15/45 (Call 03/15/45)	150	146,728
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	170	169,295
Koninklijke Philips NV, 5.00%, 03/15/42(a)	584	605,009
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	153,261
6.00%, 03/01/20	200	205,644
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	670	642,672
Medtronic Inc.
2.50%, 03/15/20	125	123,939
3.15%, 03/15/22	1,540	1,517,414
3.50%, 03/15/25	1,600	1,566,728
3.63%, 03/15/24 (Call 12/15/23)(a)	745	739,338
4.38%, 03/15/35	987	990,278
4.63%, 03/15/44 (Call 09/15/43)	552	557,253
4.63%, 03/15/45	1,860	1,896,632
5.55%, 03/15/40	190	214,221
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,269	1,245,461
3.38%, 11/01/25 (Call 08/01/25)	480	453,924
3.50%, 03/15/26 (Call 12/15/25)	625	592,287
3.65%, 03/07/28 (Call 12/07/27)	226	214,340
4.10%, 04/01/43 (Call 10/01/42)	100	89,284
4.38%, 05/15/44 (Call 11/15/43)	275	257,501
4.63%, 03/15/46 (Call 09/15/45)(a)	845	828,708
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	763	694,825
3.00%, 04/15/23 (Call 02/15/23)	1,035	994,973
3.15%, 01/15/23 (Call 10/15/22)	107	103,920
3.20%, 08/15/27 (Call 05/15/27)(a)	600	548,740
3.30%, 02/15/22	20	19,731
3.60%, 08/15/21 (Call 05/15/21)	660	658,592
4.10%, 08/15/47 (Call 02/15/47)	700	633,586
4.15%, 02/01/24 (Call 11/01/23)	431	432,799
4.50%, 03/01/21	636	646,796
5.30%, 02/01/44 (Call 08/01/43)	100	106,465
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	728	710,628
3.38%, 11/30/21 (Call 08/30/21)	261	256,219
3.55%, 04/01/25 (Call 01/01/25)	915	861,855
3.70%, 03/19/23 (Call 02/19/23)	310	305,702
4.45%, 08/15/45 (Call 02/15/45)	75	65,685
5.75%, 11/30/39(a)	125	127,672

		35,191,723
Health Care - Services — 1.9%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	882	842,071
2.80%, 06/15/23 (Call 04/15/23)	932	881,230
3.50%, 11/15/24 (Call 08/15/24)	768	739,794
4.13%, 06/01/21 (Call 03/01/21)	630	634,695
4.13%, 11/15/42 (Call 05/15/42)	431	371,804
6.63%, 06/15/36(a)	675	796,011
6.75%, 12/15/37	500	598,632
Anthem Inc.
2.50%, 11/21/20	100	98,070
2.95%, 12/01/22 (Call 11/01/22)	696	671,251

31

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.13%, 05/15/22	$600	$587,699
3.30%, 01/15/23	685	670,028
3.35%, 12/01/24 (Call 10/01/24)(a)	150	143,880
3.50%, 08/15/24 (Call 05/15/24)	1,028	991,712
3.65%, 12/01/27 (Call 09/01/27)	800	749,961
3.70%, 08/15/21 (Call 05/15/21)	282	281,419
4.10%, 03/01/28 (Call 12/01/27)	760	737,742
4.35%, 08/15/20	350	354,750
4.38%, 12/01/47 (Call 06/01/47)	250	224,076
4.55%, 03/01/48 (Call 09/01/47)	500	461,640
4.63%, 05/15/42(a)	527	493,122
4.65%, 01/15/43	608	577,222
4.65%, 08/15/44 (Call 02/15/44)	190	179,930
4.85%, 08/15/54 (Call 02/15/54)	100	92,385
5.95%, 12/15/34	250	272,744
Ascension Health, 3.95%, 11/15/46	395	365,988
Baylor Scott & White Holdings, 4.19%, 11/15/45
(Call 05/15/45)	415	402,015
Catholic Health Initiatives, 4.35%, 11/01/42(a)	200	174,756
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	193,385
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	695	621,115
3.25%, 04/15/25 (Call 01/15/25)	180	169,633
3.88%, 10/15/47 (Call 04/15/47)	240	195,405
4.00%, 02/15/22 (Call 11/15/21)	136	136,900
4.50%, 03/15/21 (Call 12/15/20)	1,112	1,131,185
5.13%, 06/15/20	237	242,719
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	240,460
Dignity Health, 3.13%, 11/01/22	330	322,369
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	104	98,038
Halfmoon Parent Inc.
3.40%, 09/17/21(b)	100	99,167
3.75%, 07/15/23 (Call 06/15/23)(b)	75	73,963
4.13%, 11/15/25 (Call 09/15/25)(b)	895	883,614
4.38%, 10/15/28 (Call 07/15/28)(b)	1,185	1,166,428
4.80%, 08/15/38 (Call 02/15/38)(b)	1,800	1,732,069
4.90%, 12/15/48 (Call 06/15/48)(b)	700	666,432
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	180	173,289
3.15%, 12/01/22 (Call 09/01/22)	273	265,981
3.85%, 10/01/24 (Call 07/01/24)	315	309,276
3.95%, 03/15/27 (Call 12/15/26)(a)	240	233,493
4.63%, 12/01/42 (Call 06/01/42)	90	85,737
4.95%, 10/01/44 (Call 04/01/44)	876	876,698
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	280	265,780
3.50%, 04/01/22	190	191,459
4.15%, 05/01/47 (Call 11/01/46)	400	380,690
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	710	683,699
3.60%, 09/01/27 (Call 06/01/27)	125	118,271
3.75%, 08/23/22 (Call 05/23/22)	225	224,959
4.70%, 02/01/45 (Call 08/01/44)	245	224,580
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	263	251,593
Series 2015, 4.20%, 07/01/55	25	24,034

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	$250	$223,341
New York and Presbyterian Hospital (The), 4.06%,
08/01/56	350	328,777
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	75	65,803
4.26%, 11/01/47 (Call 11/01/46)	340	310,724
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	50	45,127
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)(a)	125	126,177
4.70%, 04/01/21	225	230,386
4.70%, 03/30/45 (Call 09/30/44)	261	245,380
Roche Holdings Inc.
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	500	495,412
3.35%, 09/30/24 (Call 06/30/24)(b)	500	493,031
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,000	986,720
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	500	461,118
UnitedHealth Group Inc.
1.95%, 10/15/20	12	11,707
2.13%, 03/15/21	165	160,773
2.30%, 12/15/19	55	54,616
2.38%, 10/15/22	165	158,151
2.75%, 02/15/23 (Call 11/15/22)(a)	400	387,519
2.88%, 12/15/21(a)	650	642,670
2.88%, 03/15/22 (Call 12/15/21)	565	555,154
2.88%, 03/15/23	759	737,195
2.95%, 10/15/27	400	373,703
3.10%, 03/15/26	875	829,719
3.15%, 06/15/21	1,000	997,323
3.35%, 07/15/22	676	672,218
3.38%, 04/15/27	200	193,262
3.45%, 01/15/27	230	223,779
3.75%, 07/15/25	1,000	995,604
3.75%, 10/15/47 (Call 04/15/47)	175	155,911
3.85%, 06/15/28(a)	550	548,818
4.25%, 03/15/43 (Call 09/15/42)(a)	370	358,011
4.25%, 04/15/47 (Call 10/15/46)	455	438,357
4.25%, 06/15/48 (Call 12/15/47)	700	674,084
4.38%, 03/15/42 (Call 09/15/41)	265	260,057
4.63%, 07/15/35(a)	130	134,538
4.63%, 11/15/41 (Call 05/15/41)	350	356,920
4.70%, 02/15/21 (Call 11/15/20)(a)	350	359,508
4.75%, 07/15/45	873	899,288
5.80%, 03/15/36	132	152,558
5.95%, 02/15/41 (Call 08/15/40)	225	266,562
6.50%, 06/15/37	100	125,107
6.63%, 11/15/37	250	316,627
6.88%, 02/15/38	400	520,984

		42,249,767
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	100	95,019
3.63%, 01/19/22 (Call 12/19/21)	330	322,229
3.88%, 01/15/20 (Call 12/15/19)	250	250,828
FS Investment Corp., 4.25%, 01/15/20 (Call 12/15/19)	200	200,026
Hutchison Whampoa International 11 Ltd., 4.63%,
01/13/22(b)	500	513,000

32

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Prospect Capital Corp., 5.88%, 03/15/23	$1,000	$1,007,282

		2,388,384
Home Builders — 0.1%
DR Horton Inc., 2.55%, 12/01/20	320	311,332
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	900	894,315

		1,205,647
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	100	92,592
3.80%, 11/15/24 (Call 08/15/24)	100	97,880
Whirlpool Corp.
3.70%, 05/01/25	250	235,855
4.00%, 03/01/24(a)	100	99,044
4.50%, 06/01/46 (Call 12/01/45)(a)	560	453,170
4.85%, 06/15/21	195	199,557

		1,178,098
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	500	498,169
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	515	474,197
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	48,998
3.10%, 10/01/27 (Call 07/01/27)	450	419,680
3.80%, 11/15/21	200	201,878
3.90%, 05/15/28 (Call 02/15/28)(a)	250	246,926
Kimberly-Clark Corp.
2.40%, 06/01/23	128	121,968
3.05%, 08/15/25	750	720,999
3.20%, 07/30/46 (Call 01/30/46)(a)	220	181,263
3.90%, 05/04/47 (Call 11/04/46)	290	272,703
3.95%, 11/01/28 (Call 08/01/28)	220	222,408
5.30%, 03/01/41	80	91,149
6.63%, 08/01/37(a)	150	192,954
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)(a)(b)	700	667,876
3.00%, 06/26/27 (Call 03/26/27)(b)	1,000	919,009

		5,280,177
Housewares — 0.1%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	77	75,663
3.85%, 04/01/23 (Call 02/01/23)	900	876,124
4.00%, 12/01/24 (Call 09/01/24)(a)	250	239,446
4.20%, 04/01/26 (Call 01/01/26)	510	485,829
5.50%, 04/01/46 (Call 10/01/45)	805	726,825
Tupperware Brands Corp., 4.75%, 06/01/21
(Call 03/01/21)	392	399,848

		2,803,735
Insurance — 3.7%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	650	600,921
3.63%, 06/15/23	543	539,807
3.63%, 11/15/24	446	438,226
4.00%, 10/15/46 (Call 04/15/46)	230	206,905
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(b)	500	491,432
Alleghany Corp.
4.95%, 06/27/22	100	104,116
5.63%, 09/15/20(a)	100	103,317
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	250	241,807

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.15%, 06/15/23	$50	$49,263
4.20%, 12/15/46 (Call 06/15/46)	740	696,641
4.50%, 06/15/43	404	400,096
5.55%, 05/09/35	238	267,241
6.50%, 05/15/57 (Call 05/15/37)(d)(e)	500	522,750
Series B, 5.75%, 08/15/53 (Call 08/15/23)(d)(e)	150	148,313
Alterra Finance LLC, 6.25%, 09/30/20	100	104,541
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	60	52,772
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	505	499,282
3.75%, 07/10/25 (Call 04/10/25)	795	751,455
3.88%, 01/15/35 (Call 07/15/34)	1,300	1,115,805
3.90%, 04/01/26 (Call 01/01/26)	1,175	1,113,153
4.13%, 02/15/24(a)	1,045	1,033,414
4.38%, 01/15/55 (Call 07/15/54)	400	323,800
4.50%, 07/16/44 (Call 01/16/44)	1,221	1,057,676
4.75%, 04/01/48 (Call 10/01/47)	100	89,814
4.80%, 07/10/45 (Call 01/10/45)	561	510,373
4.88%, 06/01/22	917	940,725
6.25%, 05/01/36	100	106,555
6.40%, 12/15/20	322	338,556
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)	500	499,114
5.00%, 09/30/20	130	133,243
6.25%, 09/30/40	170	197,624
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	25	24,549
3.50%, 06/14/24 (Call 03/14/24)	350	340,160
3.88%, 12/15/25 (Call 09/15/25)	407	396,803
4.60%, 06/14/44 (Call 03/14/44)	627	577,827
4.75%, 05/15/45 (Call 11/15/44)	50	47,087
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	300	303,677
Assurant Inc.
4.20%, 09/27/23 (Call 08/27/23)	500	498,695
6.75%, 02/15/34	50	56,026
Athene Global Funding, 4.00%, 01/25/22(b)	75	75,221
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	50	45,533
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(b)	575	563,525
4.35%, 04/20/28 (Call 01/20/28)(b)	789	748,504
5.00%, 04/20/48 (Call 10/20/47)(b)	750	660,787
AXA SA, 8.60%, 12/15/30(a)	225	282,938
AXIS Specialty Finance LLC, 5.88%, 06/01/20	250	256,795
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	110	103,765
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	175	166,166
4.40%, 05/15/42	753	739,377
5.75%, 01/15/40	100	114,337
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	2,235	2,165,230
3.00%, 02/11/23	175	171,976
3.13%, 03/15/26 (Call 12/15/25)	960	916,104
3.40%, 01/31/22(a)	300	301,414
3.75%, 08/15/21(a)	525	532,019
4.50%, 02/11/43(a)	528	527,595

33

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	$550	$467,511
4.70%, 06/22/47 (Call 12/22/46)	1,135	849,375
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	246,552
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	567,446
3.15%, 03/15/25	500	479,768
3.35%, 05/15/24	601	587,896
3.35%, 05/03/26 (Call 02/03/26)	825	796,538
4.35%, 11/03/45 (Call 05/03/45)	642	627,448
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	300	273,850
3.95%, 05/15/24 (Call 02/15/24)	325	319,215
4.50%, 03/01/26 (Call 12/01/25)	255	252,505
5.88%, 08/15/20	82	84,788
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%,
(Call 10/28/24)(b)(d)(e)(f)	1,000	997,500
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	588,644
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37)(b)(d)(e)	500	445,514
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)(b)	372	360,506
5.50%, 09/01/22	505	527,166
First American Financial Corp., 4.60%, 11/15/24	100	101,287
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	100	96,781
Guardian Life Global Funding, 2.50%, 05/08/22(b)	1,200	1,160,415
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(b)	500	475,932
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	129	116,932
4.40%, 03/15/48 (Call 09/15/47)(a)	500	455,166
5.13%, 04/15/22	1,138	1,185,988
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	755	751,388
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	310	312,104
4.85%, 08/01/44(b)	705	672,147
5.00%, 06/01/21(b)	500	510,404
6.50%, 05/01/42(a)(b)	525	611,983
Lincoln National Corp.
3.35%, 03/09/25	113	108,331
3.63%, 12/12/26 (Call 09/15/26)	55	52,471
3.80%, 03/01/28 (Call 12/01/27)	115	109,245
4.20%, 03/15/22	662	674,149
4.35%, 03/01/48 (Call 09/01/47)(a)	275	245,605
4.85%, 06/24/21	50	51,226
6.15%, 04/07/36	150	168,412
7.00%, 06/15/40	315	387,552
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	375	357,845
4.13%, 05/15/43 (Call 11/15/42)	25	22,638
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(d)(e)	275	257,513
4.15%, 03/04/26(a)	475	475,173
4.90%, 09/17/20	255	261,038
5.38%, 03/04/46(a)	500	533,386
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	120	111,242
4.30%, 11/01/47 (Call 05/01/47)	150	129,613

Security	Par (000)	Value

Insurance (continued)
4.90%, 07/01/22	$100	$103,269
5.00%, 04/05/46	50	48,792
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	472	458,516
3.30%, 03/14/23 (Call 01/14/23)	305	300,136
3.50%, 03/10/25 (Call 12/10/24)	536	518,005
4.20%, 03/01/48 (Call 09/01/47)	100	88,419
4.35%, 01/30/47 (Call 07/30/46)	50	45,576
4.80%, 07/15/21 (Call 04/15/21)	302	310,180
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(b)	500	458,111
5.38%, 12/01/41(b)	500	542,886
MassMutual Global Funding II, 2.95%, 01/11/25(b)	1,000	951,903
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	28,860
MetLife Inc.
3.60%, 04/10/24	692	686,851
3.60%, 11/13/25 (Call 08/13/25)	235	229,373
4.05%, 03/01/45	460	412,909
4.13%, 08/13/42	825	756,088
4.60%, 05/13/46 (Call 11/13/45)(a)	510	500,204
4.75%, 02/08/21	286	293,347
4.88%, 11/13/43	471	477,292
5.70%, 06/15/35	530	586,527
5.88%, 02/06/41	300	340,744
6.38%, 06/15/34	250	296,558
6.40%, 12/15/36 (Call 12/15/31)	415	419,150
Series D, 4.37%, 09/15/23	1,910	1,957,328
Series N, 3.05%, 12/15/22(a)	465	454,236
Series N, 4.72%, 12/15/44	295	291,848
Metropolitan Life Global Funding I, 3.45%, 10/09/21(b)	425	424,035
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	200	205,254
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	500	736,311
New York Life Global Funding
2.30%, 06/10/22(b)	700	671,966
3.00%, 01/10/28(a)(b)	1,000	933,999
3.25%, 08/06/21(b)	500	497,760
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27)(a)(b)(d)(e)	500	460,750
5.10%, 10/16/44 (Call 10/16/24)(b)(d)(e)	500	501,250
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	2,000	2,009,267
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	750	905,952
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	200	205,845
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(b)(d)(e)	750	652,654
Pricoa Global Funding I, 3.45%, 09/01/23(b)	300	295,865
Principal Financial Group Inc.
3.13%, 05/15/23	202	196,864
3.30%, 09/15/22	102	100,757
4.30%, 11/15/46 (Call 05/15/46)	540	486,087
6.05%, 10/15/36	132	151,830
Principal Life Global Funding II, 2.63%, 11/19/20(b)	15	14,796
Progressive Corp. (The)
3.70%, 01/26/45	120	105,387
3.75%, 08/23/21	350	353,132
4.00%, 03/01/29 (Call 12/01/28)	700	699,096
4.13%, 04/15/47 (Call 10/15/46)	800	746,300

34

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Protective Life Corp.
4.30%, 09/30/28 (Call 06/30/28)(b)	$500	$486,942
5.35%, 08/10/52 (Call 08/10/22)(b)	935	897,513
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)(a)	50	49,348
3.91%, 12/07/47 (Call 06/07/47)	820	703,978
3.94%, 12/07/49 (Call 06/07/49)	656	565,704
4.50%, 11/16/21(a)	250	256,167
4.50%, 09/15/47 (Call 09/15/27)(d)(e)	50	44,250
4.60%, 05/15/44	500	481,541
5.20%, 03/15/44 (Call 03/15/24)(d)(e)	870	830,850
5.38%, 05/15/45 (Call 05/15/25)(d)(e)	746	707,768
5.63%, 06/15/43 (Call 06/15/23)(d)(e)	312	313,170
5.70%, 12/14/36	275	301,361
5.88%, 09/15/42 (Call 09/15/22)(a)(d)(e)	425	435,362
Series D, 6.63%, 12/01/37(a)	361	435,412
Reinsurance Group of America Inc., 5.00%, 06/01/21	300	309,774
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	525	521,593
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	230	216,269
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(b)	250	234,459
4.38%, 09/15/54 (Call 09/15/24)(b)(d)(e)	75	73,621
6.85%, 12/16/39(b)	500	631,282
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)(a)	245	244,897
Transatlantic Holdings Inc., 8.00%, 11/30/39	600	793,103
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	648	570,044
3.90%, 11/01/20(a)	454	459,032
4.00%, 05/30/47 (Call 11/30/46)	560	514,695
4.30%, 08/25/45 (Call 02/25/45)	300	290,104
4.60%, 08/01/43	60	60,550
5.35%, 11/01/40	75	83,442
6.25%, 06/15/37	871	1,054,321
Travelers Property Casualty Corp., 6.38%, 03/15/33	150	184,518
Unum Group, 4.00%, 03/15/24(a)	225	221,787
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	200	188,199
3.65%, 06/15/26	30	28,233
4.80%, 06/15/46	375	350,803
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	260	249,666
5.05%, 09/15/48 (Call 03/15/48)	250	236,970
WR Berkley Corp.
4.63%, 03/15/22	755	775,425
4.75%, 08/01/44	130	125,223
5.38%, 09/15/20	120	123,296
XLIT Ltd.
4.45%, 03/31/25	90	88,134
5.50%, 03/31/45	475	482,795
5.75%, 10/01/21	470	500,516
6.25%, 05/15/27	255	287,048

		82,484,465
Internet — 1.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	200	191,323
3.40%, 12/06/27 (Call 09/06/27)	1,325	1,212,218
3.60%, 11/28/24 (Call 08/28/24)(a)	1,400	1,354,631
4.00%, 12/06/37 (Call 06/06/37)	1,050	917,900

Security	Par (000)	Value

Internet (continued)
4.20%, 12/06/47 (Call 06/06/47)	$450	$389,462
4.40%, 12/06/57 (Call 06/06/57)	205	177,403
4.50%, 11/28/34 (Call 05/28/34)(a)	900	852,655
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	858	766,792
3.38%, 02/25/24	1,136	1,131,887
3.63%, 05/19/21	665	674,347
Amazon.com Inc.
1.90%, 08/21/20	740	725,990
2.40%, 02/22/23 (Call 01/22/23)	870	832,320
2.50%, 11/29/22 (Call 08/29/22)	633	609,759
2.60%, 12/05/19 (Call 11/05/19)	250	248,975
2.80%, 08/22/24 (Call 06/22/24)	960	917,667
3.15%, 08/22/27 (Call 05/22/27)	1,727	1,638,995
3.30%, 12/05/21 (Call 10/05/21)	290	291,215
3.80%, 12/05/24 (Call 09/05/24)	625	630,547
3.88%, 08/22/37 (Call 02/22/37)	1,375	1,299,980
4.05%, 08/22/47 (Call 02/22/47)	1,000	939,259
4.25%, 08/22/57 (Call 02/22/57)	335	313,646
4.80%, 12/05/34 (Call 06/05/34)	782	820,709
4.95%, 12/05/44 (Call 06/05/44)	540	578,748
5.20%, 12/03/25 (Call 09/03/25)	445	483,150
Baidu Inc.
3.50%, 11/28/22	400	393,096
3.63%, 07/06/27	600	554,273
3.88%, 09/29/23 (Call 08/29/23)	200	197,244
4.38%, 03/29/28 (Call 12/29/27)	200	193,762
4.88%, 11/14/28 (Call 08/14/28)	600	599,249
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	490	468,528
2.75%, 01/30/23 (Call 12/30/22)	1,260	1,197,198
3.45%, 08/01/24 (Call 05/01/24)	220	208,424
3.60%, 06/05/27 (Call 03/05/27)(a)	160	147,381
3.80%, 03/09/22 (Call 02/09/22)	60	60,030
4.00%, 07/15/42 (Call 01/15/42)	665	492,841
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	702	637,286
4.50%, 08/15/24 (Call 05/15/24)	225	223,197
5.95%, 08/15/20(a)	257	266,498
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	700	673,594
3.60%, 01/19/28 (Call 10/19/27)(b)	600	554,105

		24,866,284
Iron & Steel — 0.3%
ArcelorMittal
5.50%, 03/01/21	600	616,116
6.13%, 06/01/25(a)	500	525,430
7.00%, 10/15/39	250	265,139
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(a)	75	73,706
4.40%, 05/01/48 (Call 11/01/47)	530	491,607
6.40%, 12/01/37	250	295,424
Vale Overseas Ltd.
4.38%, 01/11/22	664	673,960
5.88%, 06/10/21	500	523,750
6.25%, 08/10/26	1,050	1,120,875
6.88%, 11/21/36	571	639,520

35

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 11/10/39(a)	$725	$818,010
8.25%, 01/17/34	125	152,656

		6,196,193
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	420	422,887
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	50	47,488
4.63%, 07/28/45 (Call 01/28/45)	150	135,517
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28
(Call 12/15/27)	130	117,979

		723,871
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	92,226
4.38%, 09/15/28 (Call 06/15/28)	155	148,359
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	850	811,654
2.88%, 03/01/21 (Call 02/01/21)	155	152,132
3.25%, 09/15/22 (Call 06/15/22)(a)	202	196,234
3.75%, 03/15/25 (Call 12/15/24)	485	464,668
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	98,044
Series R, 3.13%, 06/15/26 (Call 03/15/26)	90	81,292
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(b)	400	393,376
5.13%, 08/08/25 (Call 06/08/25)(b)	200	195,566
5.40%, 08/08/28 (Call 05/08/28)(b)	700	668,380

		3,301,931
Machinery — 0.9%
ABB Finance USA Inc.
2.88%, 05/08/22	356	347,907
3.38%, 04/03/23 (Call 03/03/23)	250	248,760
3.80%, 04/03/28 (Call 01/03/28)	225	222,148
4.38%, 05/08/42	100	97,269
Caterpillar Financial Services Corp.
1.70%, 08/09/21	581	555,559
1.93%, 10/01/21	170	163,174
2.00%, 03/05/20	30	29,571
2.10%, 01/10/20	250	247,180
2.25%, 12/01/19	265	262,705
2.40%, 06/06/22	460	442,556
2.40%, 08/09/26(a)	250	224,191
2.55%, 11/29/22	140	134,303
2.90%, 03/15/21	250	247,362
2.95%, 05/15/20	250	248,916
3.15%, 09/07/21	135	134,335
3.25%, 12/01/24	325	316,875
3.30%, 06/09/24(a)	325	319,843
3.45%, 05/15/23	250	247,601
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	1,155	1,146,046
3.80%, 08/15/42(a)	395	356,402
3.90%, 05/27/21(a)	299	302,508
4.30%, 05/15/44 (Call 11/15/43)	75	73,603
4.75%, 05/15/64 (Call 11/15/63)	270	262,955
5.20%, 05/27/41	425	459,851
5.30%, 09/15/35	200	216,361
CNH Industrial Capital LLC
4.38%, 11/06/20(a)	100	100,153
4.88%, 04/01/21	2,525	2,537,625

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	$100	$91,897
4.50%, 08/15/23	117	117,000
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	100,608
4.88%, 10/01/43 (Call 04/01/43)(a)	100	104,557
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	761	736,062
3.90%, 06/09/42 (Call 12/09/41)(a)	140	132,698
5.38%, 10/16/29(a)	296	329,706
Dover Corp.
5.38%, 10/15/35	85	91,814
5.38%, 03/01/41 (Call 12/01/40)	157	166,601
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	950	936,255
John Deere Capital Corp.
2.05%, 03/10/20	400	394,164
2.15%, 09/08/22	581	554,966
2.20%, 03/13/20	150	148,426
2.38%, 07/14/20	190	187,177
2.55%, 01/08/21	300	295,343
2.65%, 06/24/24	327	309,501
2.65%, 06/10/26	250	230,563
2.75%, 03/15/22	400	391,614
2.80%, 03/04/21	20	19,772
2.80%, 01/27/23	122	118,184
2.80%, 03/06/23	315	305,238
2.80%, 09/08/27	270	248,867
3.13%, 09/10/21(a)	60	59,609
3.15%, 10/15/21	170	169,042
3.35%, 06/12/24(a)	345	340,077
3.45%, 03/13/25	100	98,313
3.65%, 10/12/23	725	725,798
Series 0014, 2.45%, 09/11/20(a)	250	246,560
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	300	293,625
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	80	75,702
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)(a)	125	123,681
3.13%, 11/15/22 (Call 08/15/22)	150	147,105
3.80%, 12/15/26 (Call 09/15/26)	230	220,119
4.20%, 09/15/28 (Call 06/15/28)	250	243,888
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	325	292,115
4.15%, 03/15/24 (Call 02/15/24)	980	945,698
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	20	18,718

		19,956,822
Manufacturing — 1.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	143,743
2.00%, 08/07/20(a)	150	147,229
2.00%, 06/26/22	825	790,425
2.25%, 03/15/23 (Call 02/15/23)	250	238,317
2.25%, 09/19/26 (Call 06/19/26)	650	588,259
2.88%, 10/15/27 (Call 07/15/27)	900	845,277
3.13%, 09/19/46 (Call 03/19/46)	125	102,777
3.63%, 09/14/28 (Call 06/14/28)(a)	100	99,713
3.63%, 10/15/47 (Call 04/15/47)	145	130,919
5.70%, 03/15/37	890	1,048,335

36

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	$90	$85,984
3.75%, 11/15/22 (Call 08/15/22)	902	893,694
3.75%, 12/01/27 (Call 09/01/27)(a)	350	328,358
Eaton Corp.
2.75%, 11/02/22	642	615,332
3.10%, 09/15/27 (Call 06/15/27)	65	60,151
3.92%, 09/15/47 (Call 03/15/47)	150	133,139
4.00%, 11/02/32	258	246,675
4.15%, 11/02/42	533	484,399
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	600	583,671
2.70%, 10/09/22	1,595	1,439,113
3.10%, 01/09/23	1,401	1,273,246
3.15%, 09/07/22	256	234,979
3.38%, 03/11/24	170	151,796
3.45%, 05/15/24 (Call 02/13/24)	379	338,644
4.13%, 10/09/42	496	384,209
4.38%, 09/16/20	500	494,610
4.50%, 03/11/44(a)	1,062	854,109
4.63%, 01/07/21	260	257,400
4.65%, 10/17/21	575	565,930
5.30%, 02/11/21(a)	900	891,275
5.50%, 01/08/20	400	403,106
5.88%, 01/14/38	438	407,489
6.15%, 08/07/37	296	282,830
6.88%, 01/10/39	1,304	1,333,966
Series A, 6.75%, 03/15/32	1,044	1,065,183
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	715	653,296
3.38%, 09/15/21 (Call 06/15/21)	100	99,839
3.50%, 03/01/24 (Call 12/01/23)	100	100,218
3.90%, 09/01/42 (Call 03/01/42)	925	872,108
4.88%, 09/15/41 (Call 03/15/41)	150	160,357
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	525	518,841
3.75%, 08/21/28 (Call 05/21/28)	275	262,378
5.75%, 06/15/43	100	109,545
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	247,151
3.55%, 11/01/24 (Call 08/01/24)(a)	19	18,448
4.65%, 11/01/44 (Call 05/01/44)	315	299,254
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	410	385,880
3.30%, 11/21/24 (Call 08/21/24)	350	342,180
4.10%, 03/01/47 (Call 09/01/46)(a)	375	349,099
4.20%, 11/21/34 (Call 05/21/34)	114	110,565
Series A, 6.25%, 05/15/38	100	121,512
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(a)(b)	250	237,519
2.90%, 05/27/22(b)	3,000	2,925,715
3.25%, 05/27/25(b)	500	481,739
4.40%, 05/27/45(a)(b)	250	246,628
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	47,109
3.88%, 03/01/25 (Call 12/01/24)	205	199,462

		26,733,125

Security	Par (000)	Value

Media — 3.0%
21st Century Fox America Inc.
3.00%, 09/15/22	$1,410	$1,377,147
3.38%, 11/15/26 (Call 08/15/26)	450	435,726
3.70%, 09/15/24 (Call 06/15/24)	320	318,441
3.70%, 10/15/25 (Call 07/15/25)	30	29,706
4.50%, 02/15/21	565	576,501
4.75%, 11/15/46 (Call 05/15/46)	350	361,134
6.15%, 03/01/37	1,025	1,231,585
6.15%, 02/15/41	837	1,014,099
6.20%, 12/15/34(a)	50	59,532
6.40%, 12/15/35	35	43,013
6.65%, 11/15/37	363	460,889
6.90%, 08/15/39	150	192,282
7.75%, 12/01/45	175	252,200
7.85%, 03/01/39	150	213,856
8.15%, 10/17/36	100	141,116
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	50	46,932
2.90%, 01/15/27 (Call 10/15/26)	200	174,947
3.38%, 03/01/22 (Call 12/01/21)	882	870,969
3.50%, 01/15/25 (Call 10/15/24)	361	341,414
3.70%, 08/15/24 (Call 05/15/24)	200	192,985
4.00%, 01/15/26 (Call 10/15/25)	822	790,164
4.60%, 01/15/45 (Call 07/15/44)	105	92,828
4.85%, 07/01/42 (Call 01/01/42)	116	107,723
4.90%, 08/15/44 (Call 02/15/44)	342	313,981
5.50%, 05/15/33	75	77,238
7.88%, 07/30/30(a)	495	612,676
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	410	408,126
3.75%, 02/15/28 (Call 11/15/27)	500	449,429
4.46%, 07/23/22 (Call 05/23/22)	532	532,641
4.91%, 07/23/25 (Call 04/23/25)	2,470	2,452,988
5.38%, 05/01/47 (Call 11/01/46)	250	222,823
5.75%, 04/01/48 (Call 10/01/47)	150	139,702
6.38%, 10/23/35 (Call 04/23/35)	1,639	1,673,282
6.48%, 10/23/45 (Call 04/23/45)	1,465	1,464,244
6.83%, 10/23/55 (Call 04/23/55)	810	820,666
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	200	242,129
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	1,021	893,960
2.75%, 03/01/23 (Call 02/01/23)(a)	475	458,282
2.85%, 01/15/23	400	385,732
3.00%, 02/01/24 (Call 01/01/24)	694	669,193
3.13%, 07/15/22(a)	425	419,182
3.15%, 03/01/26 (Call 12/01/25)(a)	645	605,990
3.15%, 02/15/28 (Call 11/15/27)	500	459,178
3.20%, 07/15/36 (Call 01/15/36)	359	296,637
3.38%, 02/15/25 (Call 11/15/24)(a)	440	425,757
3.38%, 08/15/25 (Call 05/15/25)(a)	295	283,646
3.40%, 07/15/46 (Call 01/15/46)	408	326,231
3.55%, 05/01/28 (Call 02/01/28)(a)	400	378,065
3.60%, 03/01/24	170	168,859
3.90%, 03/01/38 (Call 09/01/37)	500	449,228
3.97%, 11/01/47 (Call 05/01/47)	906	778,452
4.00%, 08/15/47 (Call 02/15/47)	300	261,334
4.00%, 03/01/48 (Call 09/01/47)	500	439,186
4.00%, 11/01/49 (Call 05/01/49)	625	540,472

37

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$865	$734,356
4.15%, 10/15/28 (Call 07/15/28)	1,575	1,560,927
4.20%, 08/15/34 (Call 02/15/34)	907	857,580
4.25%, 01/15/33(a)	330	319,998
4.40%, 08/15/35 (Call 02/15/35)	335	319,874
4.60%, 10/15/38 (Call 04/15/38)	500	489,204
4.60%, 08/15/45 (Call 02/15/45)	836	804,162
4.65%, 07/15/42(a)	1,069	1,031,186
4.70%, 10/15/48 (Call 04/15/48)	1,000	973,714
4.75%, 03/01/44	405	391,906
4.95%, 10/15/58 (Call 04/15/58)	500	490,385
5.15%, 03/01/20	650	664,465
5.65%, 06/15/35	350	378,430
6.40%, 05/15/38	300	347,098
6.45%, 03/15/37	525	614,155
6.50%, 11/15/35	25	29,282
6.95%, 08/15/37	500	607,451
7.05%, 03/15/33	300	371,522
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	950	872,284
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	576	512,796
4.70%, 12/15/42(b)	1,000	845,090
Discovery Communications LLC
3.25%, 04/01/23	500	480,109
3.30%, 05/15/22(a)	200	195,390
3.50%, 06/15/22 (Call 04/15/22)(b)	391	382,194
3.95%, 03/20/28 (Call 12/20/27)(a)	880	818,036
4.38%, 06/15/21	200	202,367
4.88%, 04/01/43	300	267,845
4.90%, 03/11/26 (Call 12/11/25)	520	523,880
5.05%, 06/01/20	100	102,079
5.20%, 09/20/47 (Call 03/20/47)(a)	950	875,948
6.35%, 06/01/40	658	698,897
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	194,805
6.13%, 01/31/46 (Call 07/31/45)(a)	400	392,646
6.63%, 03/18/25	315	342,102
6.63%, 01/15/40	125	129,037
NBCUniversal Media LLC
2.88%, 01/15/23(a)	232	224,767
4.38%, 04/01/21	462	471,223
4.45%, 01/15/43	155	145,367
5.15%, 04/30/20	633	648,805
5.95%, 04/01/41	335	370,484
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	350	340,144
TCI Communications Inc., 7.13%, 02/15/28	350	417,443
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	370	377,714
5.85%, 04/15/40(a)	100	103,518
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	750	747,943
4.50%, 09/15/42 (Call 03/15/42)	314	247,554
5.00%, 02/01/20	700	709,036
5.50%, 09/01/41 (Call 03/01/41)	729	653,743
5.88%, 11/15/40 (Call 05/15/40)	190	180,118
6.55%, 05/01/37	435	441,288
6.75%, 06/15/39	523	539,586
7.30%, 07/01/38	905	978,751

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$475	$543,710
8.38%, 07/15/33	500	603,304
Viacom Inc.
3.88%, 12/15/21	350	349,832
3.88%, 04/01/24 (Call 01/01/24)	80	79,094
4.25%, 09/01/23 (Call 06/01/23)	525	527,624
4.38%, 03/15/43	1,080	875,265
4.50%, 03/01/21	200	202,964
5.85%, 09/01/43 (Call 03/01/43)	600	594,838
6.88%, 04/30/36	345	374,453
Walt Disney Co. (The)
1.85%, 07/30/26	515	450,811
2.15%, 09/17/20	420	411,589
2.35%, 12/01/22	225	215,863
2.45%, 03/04/22	350	338,751
2.55%, 02/15/22	280	273,221
2.75%, 08/16/21	300	296,010
2.95%, 06/15/27(a)	350	327,866
3.00%, 02/13/26	400	381,690
3.00%, 07/30/46	80	63,095
3.15%, 09/17/25(a)	335	321,036
3.70%, 12/01/42	100	89,887
4.13%, 06/01/44(a)	425	411,493
4.38%, 08/16/41	215	211,315
7.00%, 03/01/32	175	228,746
Series E, 4.13%, 12/01/41	100	95,548
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	490	434,662
3.40%, 06/15/22	450	442,728
3.55%, 06/01/24 (Call 03/01/24)	575	551,369
3.60%, 07/15/25 (Call 04/15/25)	1,310	1,228,047
3.80%, 02/15/27 (Call 11/15/26)	900	839,863
3.88%, 01/15/26 (Call 10/15/25)	640	604,530
4.65%, 06/01/44 (Call 12/01/43)	171	146,966
4.70%, 01/15/21	25	25,490
4.75%, 03/29/21(a)	375	383,892
4.85%, 07/15/45 (Call 01/15/45)	525	463,775
4.90%, 06/15/42	490	427,753
5.35%, 12/15/43(a)	325	304,531
6.10%, 07/15/40	300	303,008
6.25%, 03/29/41	58	60,860
7.70%, 05/01/32	50	62,049

		67,940,710
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	250	246,084
2.50%, 01/15/23 (Call 10/15/22)	250	240,624
3.25%, 06/15/25 (Call 03/15/25)	420	404,872
3.90%, 01/15/43 (Call 07/15/42)	130	119,743
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	400	393,324

		1,404,647
Mining — 1.0%
Anglo American Capital PLC
4.50%, 03/15/28(b)	1,000	934,502
4.88%, 05/14/25(b)	200	196,832

38

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick Gold Corp.
3.85%, 04/01/22	$135	$135,163
5.25%, 04/01/42	250	244,068
6.45%, 10/15/35	180	199,341
Barrick North America Finance LLC
5.70%, 05/30/41	1,000	1,039,956
5.75%, 05/01/43	350	361,220
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	218	230,315
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	515	507,015
4.13%, 02/24/42	1,075	1,016,598
5.00%, 09/30/43	629	663,961
6.25%, 10/19/75 (Call 10/19/20)(b)(d)(e)	565	580,989
6.75%, 10/19/75 (Call 10/20/25)(b)(d)(e)	500	530,000
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	1,200	1,117,728
4.50%, 09/16/25(b)	2,000	1,985,655
4.50%, 08/01/47 (Call 02/01/47)(b)	1,200	1,100,328
Glencore Canada Corp., 6.20%, 06/15/35	500	497,485
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	100	92,391
6.00%, 11/15/41(b)	575	568,342
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	500	474,614
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	575	524,436
4.63%, 04/29/24(b)	250	247,988
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)(a)	864	843,447
5.45%, 06/09/44 (Call 12/09/43)	250	247,797
Indonesia Asahan Aluminium Persero PT, 5.71%,
11/15/23(b)	500	508,945
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	200	172,500
5.13%, 09/01/21 (Call 06/01/21)	150	150,366
5.95%, 03/15/24 (Call 12/15/23)	300	300,750
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	140	137,438
4.88%, 03/15/42 (Call 09/15/41)	200	185,768
5.88%, 04/01/35	100	105,843
6.25%, 10/01/39	971	1,041,287
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	906	894,824
5.20%, 11/02/40	1,111	1,196,396
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	741	693,046
4.75%, 03/22/42 (Call 09/22/41)	25	25,676
Southern Copper Corp.
3.50%, 11/08/22	65	63,042
3.88%, 04/23/25	375	351,642
5.25%, 11/08/42	500	456,457
6.75%, 04/16/40	175	188,291
7.50%, 07/27/35	500	570,000
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	100	92,005

		21,474,447
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	150	135,644
3.80%, 05/15/24	330	293,281

Security	Par (000)	Value

Office & Business Equipment (continued)
4.50%, 05/15/21	$550	$540,394
6.75%, 12/15/39(a)	100	89,233

		1,058,552
Oil & Gas — 6.7%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	980	933,793
4.50%, 07/15/44 (Call 01/15/44)	829	704,114
4.85%, 03/15/21 (Call 02/15/21)	465	474,550
5.55%, 03/15/26 (Call 12/15/25)	482	499,875
6.20%, 03/15/40	446	466,726
6.45%, 09/15/36	1,056	1,123,474
6.60%, 03/15/46 (Call 09/15/45)(a)	503	553,965
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)(a)	719	676,733
3.25%, 04/15/22 (Call 01/15/22)	834	813,017
3.63%, 02/01/21 (Call 11/01/20)	16	15,949
4.25%, 01/15/44 (Call 07/15/43)	630	509,146
4.38%, 10/15/28 (Call 07/15/28)	75	70,417
4.75%, 04/15/43 (Call 10/15/42)	1,318	1,129,968
5.10%, 09/01/40 (Call 03/01/40)	210	187,697
6.00%, 01/15/37	146	150,133
BP Capital Markets America Inc.
3.79%, 02/06/24 (Call 01/06/24)(a)	50	50,034
3.80%, 09/21/25 (Call 07/21/25)	100	98,796
3.94%, 09/21/28 (Call 06/21/28)	100	98,296
4.23%, 11/06/28 (Call 08/06/28)(a)	100	100,244
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	545	525,069
2.32%, 02/13/20	310	306,636
2.50%, 11/06/22	320	306,051
2.52%, 01/15/20	250	248,338
2.52%, 09/19/22 (Call 08/19/22)	325	311,083
2.75%, 05/10/23	553	529,621
3.02%, 01/16/27 (Call 10/16/26)	783	720,766
3.06%, 03/17/22	530	520,364
3.12%, 05/04/26 (Call 02/04/26)	303	282,281
3.22%, 11/28/23 (Call 09/28/23)	923	901,425
3.22%, 04/14/24 (Call 02/14/24)	350	339,317
3.25%, 05/06/22	50	49,336
3.51%, 03/17/25(a)	950	926,097
3.54%, 11/04/24	300	294,109
3.56%, 11/01/21	480	478,576
3.59%, 04/14/27 (Call 01/14/27)	750	716,750
3.72%, 11/28/28 (Call 08/28/28)	614	591,647
3.81%, 02/10/24	505	504,188
3.99%, 09/26/23	550	553,711
4.50%, 10/01/20(a)	345	351,237
4.74%, 03/11/21	250	256,795
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	145	138,542
3.45%, 11/15/21 (Call 08/15/21)	440	434,752
3.85%, 06/01/27 (Call 03/01/27)	1,123	1,051,727
3.90%, 02/01/25 (Call 11/01/24)	929	892,669
4.95%, 06/01/47 (Call 12/01/46)	158	149,028
6.25%, 03/15/38	476	517,202
6.45%, 06/30/33	100	113,469
6.50%, 02/15/37	175	193,787
6.75%, 02/01/39	210	248,117

39

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$399	$375,561
4.25%, 04/15/27 (Call 01/15/27)	745	664,192
4.45%, 09/15/42 (Call 03/15/42)	25	18,490
5.25%, 06/15/37 (Call 12/15/36)	975	831,319
5.40%, 06/15/47 (Call 12/15/46)(a)	569	474,220
6.75%, 11/15/39	340	328,705
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	344,938
2.10%, 05/16/21 (Call 04/15/21)(a)	420	408,308
2.36%, 12/05/22 (Call 09/05/22)	465	444,349
2.41%, 03/03/22 (Call 01/03/22)	875	846,251
2.42%, 11/17/20 (Call 10/17/20)(a)	775	765,012
2.50%, 03/03/22 (Call 02/03/22)	315	305,478
2.57%, 05/16/23 (Call 03/16/23)(a)	6	5,749
2.90%, 03/03/24 (Call 01/03/24)	539	518,999
2.95%, 05/16/26 (Call 02/16/26)(a)	272	255,843
3.19%, 06/24/23 (Call 03/24/23)	185	181,720
3.33%, 11/17/25 (Call 08/17/25)	45	43,804
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	505	464,035
4.38%, 06/01/24 (Call 03/01/24)	945	922,922
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	500	550,306
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	1,750	1,750,087
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	620	593,841
CNOOC Finance 2015 USA LLC
4.38%, 05/02/28	2,000	1,996,294
3.50%, 05/05/25	900	859,604
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	200,290
4.88%, 04/30/44	210	212,938
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,000	977,607
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	963	894,239
4.88%, 10/01/47 (Call 04/01/47)	787	732,925
Conoco Funding Co., 7.25%, 10/15/31	300	378,761
ConocoPhillips
5.90%, 10/15/32	1,100	1,261,632
5.90%, 05/15/38	159	183,937
6.50%, 02/01/39(a)	1,022	1,247,137
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	25	28,526
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)(a)	1,002	1,056,528
5.95%, 03/15/46 (Call 09/15/45)	438	516,864
ConocoPhillips Holding Co., 6.95%, 04/15/29	175	211,715
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	410	395,828
4.00%, 07/15/21 (Call 04/15/21)	250	249,367
4.75%, 05/15/42 (Call 11/15/41)	746	630,591
5.00%, 06/15/45 (Call 12/15/44)	537	466,256
5.60%, 07/15/41 (Call 01/15/41)	225	210,323
Ecopetrol SA
4.13%, 01/16/25	625	587,312
5.38%, 06/26/26 (Call 03/26/26)	1,505	1,492,207
5.88%, 09/18/23	540	561,600
5.88%, 05/28/45	565	516,551
7.38%, 09/18/43	800	866,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	200	199,405
6.50%, 08/15/34	501	534,120

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/38	$400	$443,075
7.38%, 11/01/31	325	377,057
8.13%, 09/15/30	370	454,579
Eni SpA
Series X-R, 4.00%, 09/12/23(a)(b)	400	389,714
Series X-R, 4.75%, 09/12/28(b)	700	663,081
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	150	148,014
2.63%, 03/15/23 (Call 12/15/22)(a)	223	212,392
3.15%, 04/01/25 (Call 01/01/25)	75	71,436
3.90%, 04/01/35 (Call 10/01/34)	261	241,708
4.10%, 02/01/21	520	525,087
4.15%, 01/15/26 (Call 10/15/25)	160	161,118
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)(a)	335	325,517
3.00%, 10/01/22 (Call 09/01/22)	150	142,417
3.90%, 10/01/27 (Call 07/01/27)(a)	105	92,037
4.88%, 11/15/21	499	504,235
Equinor ASA
2.45%, 01/17/23	1,272	1,220,593
2.65%, 01/15/24	610	581,680
2.90%, 11/08/20	150	148,867
3.15%, 01/23/22	300	296,872
3.25%, 11/10/24	825	809,181
3.63%, 09/10/28 (Call 06/10/28)	600	584,261
3.70%, 03/01/24	600	602,355
3.95%, 05/15/43	395	361,219
4.80%, 11/08/43	250	260,970
5.10%, 08/17/40	650	704,235
7.25%, 09/23/27	250	305,295
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	380	374,700
2.22%, 03/01/21 (Call 02/01/21)	1,775	1,734,630
2.40%, 03/06/22 (Call 01/06/22)(a)	826	800,769
2.71%, 03/06/25 (Call 12/06/24)	610	576,373
2.73%, 03/01/23 (Call 01/01/23)(a)	995	967,251
3.04%, 03/01/26 (Call 12/01/25)	1,245	1,195,137
3.18%, 03/15/24 (Call 12/15/23)	350	344,675
3.57%, 03/06/45 (Call 09/06/44)	219	193,051
4.11%, 03/01/46 (Call 09/01/45)(a)	1,267	1,224,187
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	1,000	996,768
4.95%, 02/06/28(b)	1,000	934,440
7.29%, 08/16/37(b)	1,000	1,082,532
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	384,763
4.30%, 04/01/27 (Call 01/01/27)	650	594,143
5.60%, 02/15/41	732	640,475
5.80%, 04/01/47 (Call 10/01/46)	378	337,904
6.00%, 01/15/40	145	134,135
7.13%, 03/15/33	37	39,577
7.30%, 08/15/31	544	599,688
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	120	123,438
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	308,756
4.00%, 04/15/24 (Call 01/15/24)(a)	200	195,235
6.80%, 09/15/37	50	57,765
7.25%, 12/15/19(a)	325	334,126
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)	1,000	957,500
Kerr-McGee Corp., 6.95%, 07/01/24	150	166,345

40

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$160	$157,550
2.80%, 11/01/22 (Call 08/01/22)	531	502,538
3.85%, 06/01/25 (Call 03/01/25)	630	588,823
4.40%, 07/15/27 (Call 04/15/27)	483	462,452
5.20%, 06/01/45 (Call 12/01/44)	175	164,351
6.60%, 10/01/37	518	559,143
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	245	243,484
4.50%, 04/01/48 (Call 10/01/47)(b)	95	81,046
4.75%, 12/15/23 (Call 10/15/23)(b)	375	383,207
4.75%, 09/15/44 (Call 03/15/44)	120	106,691
5.00%, 09/15/54 (Call 03/15/54)	264	234,623
5.13%, 03/01/21	389	399,239
5.13%, 12/15/26 (Call 09/15/26)(b)	350	352,332
6.50%, 03/01/41 (Call 09/01/40)	1,200	1,306,734
Nexen Energy ULC
5.88%, 03/10/35	260	290,944
6.40%, 05/15/37	87	102,546
7.50%, 07/30/39	342	456,120
7.88%, 03/15/32	100	132,104
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	400	364,661
3.90%, 11/15/24 (Call 08/15/24)	150	143,427
4.15%, 12/15/21 (Call 09/15/21)	592	591,465
4.95%, 08/15/47 (Call 02/15/47)	70	60,027
5.05%, 11/15/44 (Call 05/15/44)	700	608,536
5.25%, 11/15/43 (Call 05/15/43)	400	356,335
6.00%, 03/01/41 (Call 09/01/40)	390	381,723
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	400	386,758
2.70%, 02/15/23 (Call 11/15/22)	897	859,007
3.00%, 02/15/27 (Call 11/15/26)	350	325,193
3.13%, 02/15/22 (Call 11/15/21)	487	481,836
3.40%, 04/15/26 (Call 01/15/26)	925	892,053
4.10%, 02/15/47 (Call 08/15/46)	183	164,985
4.40%, 04/15/46 (Call 10/15/45)	561	532,108
4.63%, 06/15/45 (Call 12/15/44)	690	675,535
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)	150	136,386
Pertamina Persero PT
4.30%, 05/20/23(b)	1,000	975,039
6.45%, 05/30/44(b)	1,000	1,007,578
6.50%, 05/27/41(b)	1,000	1,020,093
Petro-Canada
6.80%, 05/15/38	115	133,252
9.25%, 10/15/21	75	86,106
Petroleos del Peru SA, 4.75%, 06/19/32(b)	1,000	932,500
Petroleos Mexicanos
3.50%, 01/30/23	665	599,098
4.25%, 01/15/25	450	392,625
4.50%, 01/23/26	550	471,350
4.63%, 09/21/23(a)	3,400	3,156,934
4.88%, 01/24/22	510	493,680
4.88%, 01/18/24	385	356,125
5.35%, 02/12/28(b)	106	91,351
5.38%, 03/13/22	885	865,495
5.50%, 01/21/21	1,450	1,444,200
5.50%, 06/27/44	148	110,973
5.63%, 01/23/46	440	328,900

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 03/05/20	$882	$893,951
6.35%, 02/12/48(b)	2,750	2,194,225
6.38%, 02/04/21	440	443,964
6.38%, 01/23/45	950	764,417
6.50%, 03/13/27(b)	25	23,383
6.50%, 03/13/27	1,385	1,295,667
6.50%, 06/02/41	900	743,409
6.63%, 06/15/35	320	279,840
6.63%, 06/15/38	50	42,562
6.75%, 09/21/47	1,970	1,630,175
6.88%, 08/04/26(a)	1,000	961,250
Petronas Capital Ltd., 3.50%, 03/18/25(b)	1,600	1,548,376
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	525	497,260
4.30%, 04/01/22(a)	683	693,629
4.65%, 11/15/34 (Call 05/15/34)	700	672,515
4.88%, 11/15/44 (Call 05/15/44)	918	869,018
5.88%, 05/01/42	283	304,015
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	321,599
3.95%, 07/15/22 (Call 04/15/22)	358	356,150
4.45%, 01/15/26 (Call 10/15/25)	100	99,836
Shell International Finance BV
1.75%, 09/12/21	560	536,303
1.88%, 05/10/21	765	738,313
2.13%, 05/11/20	575	566,390
2.25%, 11/10/20	620	608,499
2.25%, 01/06/23	300	284,855
2.38%, 08/21/22	255	245,143
2.50%, 09/12/26	550	498,010
2.88%, 05/10/26	900	843,485
3.25%, 05/11/25	1,315	1,274,470
3.40%, 08/12/23	250	248,551
3.50%, 11/13/23 (Call 10/13/23)	500	498,085
3.75%, 09/12/46	775	691,585
4.00%, 05/10/46	1,190	1,105,985
4.13%, 05/11/35	520	504,813
4.38%, 03/25/20	465	471,976
4.38%, 05/11/45	754	742,555
4.55%, 08/12/43	605	608,103
5.50%, 03/25/40	350	393,194
6.38%, 12/15/38	890	1,093,224
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	1,000	962,181
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	2,000	1,902,946
3.00%, 04/12/22(b)	2,000	1,946,260
3.63%, 04/12/27(b)	1,000	944,502
Sinopec Group Overseas Development 2018 Ltd.
3.75%, 09/12/23(b)	500	494,286
4.13%, 09/12/25(b)	500	494,036
4.25%, 09/12/28(b)	1,000	988,091
4.60%, 09/12/48(a)(b)	1,000	969,226
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	900	871,645
4.00%, 11/15/47 (Call 05/15/47)(a)	1,050	892,443
6.50%, 06/15/38	1,235	1,403,604
6.85%, 06/01/39	212	256,613
Total Capital Canada Ltd., 2.75%, 07/15/23	850	816,773

41

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA
2.70%, 01/25/23	$910	$879,101
2.75%, 06/19/21	1,000	986,227
2.88%, 02/17/22	865	848,492
3.70%, 01/15/24	127	127,638
3.75%, 04/10/24	300	301,123
Total Capital SA
4.25%, 12/15/21	500	510,926
4.45%, 06/24/20	225	228,978
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,049	954,957
3.65%, 03/15/25	75	71,643
4.35%, 06/01/28 (Call 03/01/28)(a)	1,200	1,154,520
4.90%, 03/15/45	225	207,335
6.13%, 02/01/20	250	257,111
6.63%, 06/15/37	215	237,102
7.50%, 04/15/32	735	891,226

		149,734,687
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	510	484,247
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	50	47,255
3.34%, 12/15/27 (Call 09/15/27)	75	67,400
4.08%, 12/15/47 (Call 06/15/47)	100	81,025
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	100,797
3.50%, 08/01/23 (Call 05/01/23)	719	703,788
3.80%, 11/15/25 (Call 08/15/25)(a)	283	270,336
4.50%, 11/15/41 (Call 05/15/41)(a)	200	179,111
4.75%, 08/01/43 (Call 02/01/43)	305	282,658
4.85%, 11/15/35 (Call 05/15/35)	695	678,736
5.00%, 11/15/45 (Call 05/15/45)	551	530,008
6.70%, 09/15/38	25	28,839
7.45%, 09/15/39	254	316,719
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	861	810,730
3.95%, 12/01/42 (Call 06/01/42)	192	152,052
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	525	523,385
3.65%, 12/01/23 (Call 09/01/23)	410	402,442

		5,659,528
Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	50	51,119
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	136,400
4.50%, 11/01/23 (Call 08/01/23)	280	285,825
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	132	142,581
Westrock Co.
4.65%, 03/15/26 (Call 01/15/26)(b)	160	161,271
4.90%, 03/15/29 (Call 12/15/28)(b)	200	200,971
WestRock RKT Co., 4.90%, 03/01/22	70	71,885
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(b)	100	92,150
3.38%, 09/15/27 (Call 06/15/27)(b)	75	67,687
4.00%, 03/15/28 (Call 12/15/27)(a)(b)	75	70,624

		1,280,513

Security	Par (000)	Value

Pharmaceuticals — 4.9%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	$780	$754,132
2.50%, 05/14/20 (Call 04/14/20)	565	556,259
2.85%, 05/14/23 (Call 03/14/23)	225	214,449
2.90%, 11/06/22	1,108	1,067,290
3.20%, 11/06/22 (Call 09/06/22)	885	861,242
3.20%, 05/14/26 (Call 02/14/26)(a)	1,545	1,419,950
3.38%, 11/14/21	245	242,592
3.60%, 05/14/25 (Call 02/14/25)	990	944,384
3.75%, 11/14/23 (Call 10/14/23)	200	196,676
4.25%, 11/14/28 (Call 08/14/28)	500	479,741
4.30%, 05/14/36 (Call 11/14/35)	1,150	1,026,911
4.40%, 11/06/42	470	408,039
4.45%, 05/14/46 (Call 11/14/45)	695	596,873
4.50%, 05/14/35 (Call 11/14/34)	715	655,566
4.70%, 05/14/45 (Call 11/14/44)(a)	800	714,684
4.88%, 11/14/48 (Call 05/14/48)(a)	500	455,325
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	458	442,901
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,250	1,241,845
3.45%, 03/15/22 (Call 01/15/22)	1,138	1,112,725
3.80%, 03/15/25 (Call 12/15/24)	1,397	1,340,925
4.55%, 03/15/35 (Call 09/15/34)(a)	965	896,330
4.75%, 03/15/45 (Call 09/15/44)(a)	451	417,353
4.85%, 06/15/44 (Call 12/15/43)(a)	457	419,752
Allergan Inc./U.S
2.80%, 03/15/23 (Call 12/15/22)	545	517,751
3.38%, 09/15/20	500	497,620
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	500	513,180
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	250	235,502
3.40%, 05/15/24 (Call 02/15/24)	280	268,477
3.45%, 12/15/27 (Call 09/15/27)(a)	155	142,396
3.50%, 11/15/21 (Call 08/15/21)	595	591,272
4.25%, 03/01/45 (Call 09/01/44)	130	108,912
4.30%, 12/15/47 (Call 06/15/47)	100	83,385
AstraZeneca PLC
2.38%, 11/16/20	1,320	1,292,510
3.38%, 11/16/25	780	744,564
3.50%, 08/17/23 (Call 07/17/23)	600	587,149
4.00%, 01/17/29 (Call 10/17/28)	1,300	1,264,665
4.00%, 09/18/42	1,326	1,174,771
4.38%, 11/16/45	256	238,840
6.45%, 09/15/37	644	761,428
Bayer U.S. Finance II LLC
2.85%, 04/15/25 (Call 01/15/25)(b)	350	316,756
3.88%, 12/15/23 (Call 11/15/23)(b)	850	829,848
4.20%, 07/15/34 (Call 01/15/34)(b)	102	88,199
4.38%, 12/15/28 (Call 09/15/28)(b)	1,700	1,630,499
4.40%, 07/15/44 (Call 01/15/44)(b)	606	518,987
4.88%, 06/25/48 (Call 12/25/47)(b)	675	614,523
Bristol-Myers Squibb Co.
2.00%, 08/01/22	245	234,227
3.25%, 02/27/27	655	628,755
4.50%, 03/01/44 (Call 09/01/43)(a)	275	282,148
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	645	614,721
3.08%, 06/15/24 (Call 04/15/24)	500	467,553
3.41%, 06/15/27 (Call 03/15/27)	100	89,995
3.75%, 09/15/25 (Call 06/15/25)	150	143,154

42

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.37%, 06/15/47 (Call 12/15/46)(a)	$395	$326,771
4.50%, 11/15/44 (Call 05/15/44)	215	179,270
4.60%, 03/15/43	205	174,347
4.63%, 12/15/20(a)	100	101,879
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,160	1,113,230
2.75%, 12/01/22 (Call 09/01/22)	40	37,927
2.80%, 07/20/20 (Call 06/20/20)	1,290	1,272,662
2.88%, 06/01/26 (Call 03/01/26)	34	30,635
3.35%, 03/09/21(a)	1,350	1,337,963
3.38%, 08/12/24 (Call 05/12/24)	655	626,159
3.50%, 07/20/22 (Call 05/20/22)(a)	559	551,280
3.70%, 03/09/23 (Call 02/09/23)	1,650	1,624,451
3.88%, 07/20/25 (Call 04/20/25)	1,220	1,182,365
4.00%, 12/05/23 (Call 09/05/23)	340	337,382
4.10%, 03/25/25 (Call 01/25/25)	1,000	984,010
4.30%, 03/25/28 (Call 12/25/27)	2,400	2,332,475
4.78%, 03/25/38 (Call 09/25/37)(a)	2,075	1,979,621
4.88%, 07/20/35 (Call 01/20/35)	400	389,224
5.05%, 03/25/48 (Call 09/25/47)	2,650	2,572,249
5.13%, 07/20/45 (Call 01/20/45)	742	721,333
5.30%, 12/05/43 (Call 06/05/43)	555	552,827
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	490	463,458
3.10%, 05/15/27 (Call 02/15/27)	510	486,316
3.70%, 03/01/45 (Call 09/01/44)	764	694,294
3.95%, 05/15/47 (Call 11/15/46)(a)	575	539,338
5.50%, 03/15/27	200	225,126
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(b)	295	287,618
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	132	125,673
3.05%, 11/30/22 (Call 10/31/22)(a)	100	97,153
3.30%, 02/25/21 (Call 01/25/21)	468	464,403
3.40%, 03/01/27 (Call 12/01/26)	56	51,507
3.50%, 06/15/24 (Call 03/15/24)(a)	431	417,538
3.90%, 02/15/22	1,027	1,027,708
4.50%, 02/25/26 (Call 11/27/25)	872	879,499
4.75%, 11/15/21	426	436,677
4.80%, 07/15/46 (Call 01/15/46)(a)	296	278,178
6.13%, 11/15/41	327	352,294
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	484	465,798
3.38%, 05/15/23(a)	900	890,521
3.63%, 05/15/25	710	705,755
3.88%, 05/15/28	750	748,461
4.20%, 03/18/43(a)	95	92,468
5.38%, 04/15/34	50	56,095
6.38%, 05/15/38	759	935,850
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,078	1,051,890
3.13%, 05/14/21	250	248,684
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,243	1,206,392
1.88%, 12/05/19	50	49,513
2.05%, 03/01/23 (Call 01/01/23)(a)	735	703,875
2.25%, 03/03/22 (Call 02/03/22)	350	340,053
2.45%, 12/05/21	70	68,609
2.45%, 03/01/26 (Call 12/01/25)	1,462	1,352,927
2.63%, 01/15/25 (Call 11/15/24)	246	234,253
2.90%, 01/15/28 (Call 10/15/27)	425	400,100

Security	Par (000)	Value

Pharmaceuticals (continued)
2.95%, 03/03/27 (Call 12/03/26)(a)	$55	$52,463
3.38%, 12/05/23(a)	200	203,113
3.40%, 01/15/38 (Call 07/15/37)	320	291,098
3.50%, 01/15/48 (Call 07/15/47)	702	627,537
3.55%, 03/01/36 (Call 09/01/35)	525	489,499
3.63%, 03/03/37 (Call 09/03/36)	817	761,206
3.70%, 03/01/46 (Call 09/01/45)	638	589,588
3.75%, 03/03/47 (Call 09/03/46)	380	353,747
4.38%, 12/05/33 (Call 06/05/33)	625	657,090
4.50%, 12/05/43 (Call 06/05/43)(a)	200	208,973
4.85%, 05/15/41	30	32,360
5.95%, 08/15/37(a)	338	415,302
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	198	189,904
2.85%, 03/15/23 (Call 12/15/22)	970	926,530
3.80%, 03/15/24 (Call 12/15/23)	340	332,089
3.95%, 02/16/28 (Call 11/16/27)(a)	820	775,426
4.75%, 05/30/29 (Call 02/28/29)	250	248,938
Mead Johnson Nutrition Co.
3.00%, 11/15/20(a)	410	407,336
4.60%, 06/01/44 (Call 12/01/43)	226	226,845
Merck & Co. Inc.
1.85%, 02/10/20(a)	400	394,622
2.35%, 02/10/22	659	637,862
2.40%, 09/15/22 (Call 06/15/22)	455	438,250
2.75%, 02/10/25 (Call 11/10/24)	970	924,063
2.80%, 05/18/23(a)	831	808,721
3.70%, 02/10/45 (Call 08/10/44)	875	813,160
3.88%, 01/15/21 (Call 10/15/20)	700	710,369
4.15%, 05/18/43	1,436	1,432,985
Mylan Inc.
3.13%, 01/15/23(b)	500	469,992
4.55%, 04/15/28 (Call 01/15/28)(b)	600	559,568
5.40%, 11/29/43 (Call 05/29/43)	125	111,254
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	1,060	1,033,818
3.95%, 06/15/26 (Call 03/15/26)	765	702,290
5.25%, 06/15/46 (Call 12/15/45)	1,065	905,190
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	870	842,627
2.40%, 09/21/22	805	775,493
3.00%, 11/20/25 (Call 08/20/25)(a)	575	544,544
3.10%, 05/17/27 (Call 02/17/27)	700	667,594
3.40%, 05/06/24	1,086	1,072,517
4.00%, 11/20/45 (Call 05/20/45)	1,100	1,053,403
4.40%, 04/24/20	400	406,700
4.40%, 05/06/44	490	499,307
Perrigo Finance Unlimited Co., 3.90%, 12/15/24
(Call 09/15/24)(a)	300	286,736
Pfizer Inc.
1.70%, 12/15/19	230	226,774
1.95%, 06/03/21	50	48,564
2.20%, 12/15/21	666	646,394
2.75%, 06/03/26	975	918,164
3.00%, 06/15/23(a)	715	704,138
3.00%, 12/15/26	1,064	1,012,505
3.20%, 09/15/23 (Call 08/15/23)	50	49,551
3.40%, 05/15/24	475	471,728
3.60%, 09/15/28 (Call 06/15/28)	400	392,108
4.00%, 12/15/36	485	468,308

43

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 12/15/46	$384	$370,179
4.30%, 06/15/43	156	154,997
4.40%, 05/15/44	232	234,110
7.20%, 03/15/39(a)	711	968,344
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,146	1,138,009
3.63%, 06/19/28 (Call 03/19/28)(a)	506	500,430
4.00%, 03/29/21	350	355,445
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,470	1,408,986
2.88%, 09/23/23 (Call 07/23/23)	665	622,247
3.20%, 09/23/26 (Call 06/23/26)	1,770	1,592,783
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(b)	750	756,321
5.00%, 11/26/28 (Call 08/26/28)(b)	750	758,104
Wyeth LLC
5.95%, 04/01/37	1,214	1,448,417
6.00%, 02/15/36	325	392,147
6.45%, 02/01/24(a)	420	476,257
6.50%, 02/01/34	82	101,314
Zeneca Wilmington Inc., 7.00%, 11/15/23	100	113,905
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	400	366,115
3.25%, 08/20/21	345	342,765
3.25%, 02/01/23 (Call 11/01/22)	156	152,486
3.90%, 08/20/28 (Call 05/20/28)	140	136,414
3.95%, 09/12/47 (Call 03/12/47)	185	161,227
4.45%, 08/20/48 (Call 02/20/48)	100	95,173
4.50%, 11/13/25 (Call 08/13/25)	895	917,530
4.70%, 02/01/43 (Call 08/01/42)	312	308,634

		109,444,497
Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,000	933,830
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	40	38,631
4.25%, 12/01/27 (Call 09/01/27)(a)	75	69,853
5.20%, 12/01/47 (Call 06/01/47)	205	184,871
6.38%, 05/01/24 (Call 05/01/19)	250	261,563
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	250	233,613
4.95%, 12/15/24 (Call 09/15/24)	75	75,922
5.95%, 06/01/26 (Call 03/01/26)	20	20,366
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	675	603,861
4.15%, 07/01/23 (Call 04/01/23)	175	170,299
4.88%, 02/01/21 (Call 11/01/20)	100	101,370
5.85%, 11/15/43 (Call 05/15/43)	150	135,919
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	5,037
5.80%, 06/01/45 (Call 12/01/44)(a)	400	415,561
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	325	366,011
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	143,563
4.40%, 03/15/27 (Call 12/15/26)	70	63,996
4.95%, 05/15/28 (Call 02/15/28)	690	649,533
5.00%, 05/15/44 (Call 11/15/43)	725	597,058
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	181,368
7.38%, 10/15/45 (Call 04/15/45)	300	366,398

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)(a)	$250	$239,880
3.70%, 07/15/27 (Call 04/15/27)	65	60,782
4.00%, 10/01/23 (Call 07/01/23)	100	99,415
4.25%, 12/01/26 (Call 09/01/26)(a)	725	706,945
4.50%, 06/10/44 (Call 12/10/43)	225	199,520
5.50%, 12/01/46 (Call 05/29/46)(a)	300	304,883
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	540	520,873
4.05%, 03/15/25 (Call 12/15/24)	1,017	957,602
4.15%, 10/01/20 (Call 08/01/20)	450	450,500
4.65%, 06/01/21 (Call 03/01/21)	252	254,765
4.75%, 01/15/26 (Call 10/15/25)	815	789,939
4.90%, 02/01/24 (Call 11/01/23)	50	50,169
4.90%, 03/15/35 (Call 09/15/34)(a)	135	119,864
5.15%, 02/01/43 (Call 08/01/42)	200	170,397
5.15%, 03/15/45 (Call 09/15/44)	445	381,481
5.20%, 02/01/22 (Call 11/01/21)	650	665,121
5.30%, 04/15/47 (Call 10/15/46)	477	414,385
5.95%, 10/01/43 (Call 04/01/43)	50	46,530
6.05%, 06/01/41 (Call 12/01/40)	356	337,341
6.13%, 12/15/45 (Call 06/15/45)	730	698,620
6.50%, 02/01/42 (Call 08/01/41)	670	674,188
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	805	839,606
Enterprise Products Operating LLC
2.80%, 02/15/21	545	534,789
2.85%, 04/15/21 (Call 03/15/21)	300	294,476
3.35%, 03/15/23 (Call 12/15/22)	960	938,087
3.50%, 02/01/22	100	99,250
3.70%, 02/15/26 (Call 11/15/25)(a)	150	144,335
3.75%, 02/15/25 (Call 11/15/24)	710	692,110
3.90%, 02/15/24 (Call 11/15/23)	100	99,371
3.95%, 02/15/27 (Call 11/15/26)	585	568,406
4.05%, 02/15/22	869	874,036
4.15%, 10/16/28 (Call 07/16/28)	100	97,489
4.25%, 02/15/48 (Call 08/15/47)	500	433,890
4.45%, 02/15/43 (Call 08/15/42)	613	544,857
4.85%, 08/15/42 (Call 02/15/42)	491	461,672
4.85%, 03/15/44 (Call 09/15/43)	549	514,441
4.90%, 05/15/46 (Call 11/15/45)	261	249,401
5.10%, 02/15/45 (Call 08/15/44)	699	684,535
5.20%, 09/01/20	280	287,402
5.70%, 02/15/42	20	21,071
5.95%, 02/01/41	800	859,002
6.13%, 10/15/39	25	27,100
6.45%, 09/01/40	100	112,833
7.55%, 04/15/38	250	308,250
Series D, 6.88%, 03/01/33	240	285,435
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	500	495,601
5.50%, 07/15/28 (Call 04/15/28)	630	616,795
EQT Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	250	244,643
Gulf South Pipeline Co. LP, 4.00%, 06/15/22
(Call 03/15/22)	500	491,173
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	339,328
3.50%, 03/01/21 (Call 01/01/21)	50	49,491
3.50%, 09/01/23 (Call 06/01/23)	325	312,226

44

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.95%, 09/01/22 (Call 06/01/22)	$555	$549,758
4.15%, 03/01/22	200	199,979
4.15%, 02/01/24 (Call 11/01/23)	415	408,862
4.25%, 09/01/24 (Call 06/01/24)	29	28,608
4.30%, 05/01/24 (Call 02/01/24)	50	49,551
5.00%, 10/01/21 (Call 07/01/21)	420	428,438
5.00%, 08/15/42 (Call 02/15/42)	10	8,941
5.00%, 03/01/43 (Call 09/01/42)	50	44,774
5.30%, 09/15/20	480	491,590
5.40%, 09/01/44 (Call 03/01/44)	580	551,699
5.50%, 03/01/44 (Call 09/01/43)	802	758,059
5.80%, 03/01/21	75	77,802
5.80%, 03/15/35	25	25,162
6.50%, 02/01/37	84	88,824
6.55%, 09/15/40	375	396,858
6.95%, 01/15/38	810	899,143
7.30%, 08/15/33	50	57,245
7.50%, 11/15/40	264	305,583
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	367,297
3.15%, 01/15/23 (Call 12/15/22)	5	4,785
4.30%, 06/01/25 (Call 03/01/25)	410	400,392
4.30%, 03/01/28 (Call 12/01/27)	1,000	961,430
5.05%, 02/15/46 (Call 08/15/45)	310	278,696
5.20%, 03/01/48 (Call 09/01/47)	50	46,020
5.30%, 12/01/34 (Call 06/01/34)	857	825,833
5.55%, 06/01/45 (Call 12/01/44)(a)	715	694,255
7.75%, 01/15/32	206	244,214
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	50	43,468
4.25%, 02/01/21	180	181,538
5.00%, 03/01/26 (Call 12/01/25)	370	383,111
5.15%, 10/15/43 (Call 04/15/43)	250	245,994
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	530	496,681
4.50%, 07/15/23 (Call 04/15/23)	25	25,094
4.50%, 04/15/38 (Call 10/15/37)(a)	550	473,933
4.70%, 04/15/48 (Call 10/15/47)	75	63,318
4.80%, 02/15/29 (Call 11/15/28)	100	98,350
4.88%, 12/01/24 (Call 09/01/24)	200	202,214
4.88%, 06/01/25 (Call 03/01/25)	581	584,186
5.20%, 03/01/47 (Call 09/01/46)	670	603,644
5.50%, 02/15/23 (Call 12/10/18)	367	373,826
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(b)	860	825,194
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(a)	115	108,179
4.55%, 07/15/28 (Call 04/15/28)(a)	75	72,555
4.95%, 07/13/47 (Call 01/06/47)	350	312,888
5.20%, 07/15/48 (Call 01/15/48)	100	92,718
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	400	387,691
4.90%, 03/15/25 (Call 12/15/24)	413	417,484
5.00%, 09/15/23 (Call 06/15/23)	360	367,239
6.13%, 02/01/41 (Call 08/01/40)	240	241,387
6.20%, 09/15/43 (Call 03/15/43)	125	126,943
6.65%, 10/01/36	100	109,025
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)(a)	726	669,517
4.90%, 10/01/46 (Call 04/01/46)	400	362,957

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$250	$247,237
2.85%, 01/31/23 (Call 10/31/22)	200	186,143
3.60%, 11/01/24 (Call 08/01/24)	200	188,028
3.65%, 06/01/22 (Call 03/01/22)	700	679,780
3.85%, 10/15/23 (Call 07/15/23)	221	211,941
4.30%, 01/31/43 (Call 07/31/42)	200	156,600
4.50%, 12/15/26 (Call 09/15/26)	405	386,250
4.65%, 10/15/25 (Call 07/15/25)	790	765,870
4.90%, 02/15/45 (Call 08/15/44)	673	570,716
5.00%, 02/01/21 (Call 11/01/20)	250	254,167
5.15%, 06/01/42 (Call 12/01/41)	115	99,327
6.65%, 01/15/37	25	25,636
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	770	723,485
5.00%, 03/15/27 (Call 09/15/26)	1,185	1,181,409
5.63%, 04/15/23 (Call 01/15/23)	1,645	1,714,707
5.63%, 03/01/25 (Call 12/01/24)	840	874,666
5.75%, 05/15/24 (Call 02/15/24)	500	526,414
5.88%, 06/30/26 (Call 12/31/25)	875	921,079
6.25%, 03/15/22 (Call 12/15/21)	350	368,504
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	150	151,378
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	120	110,084
3.50%, 03/15/25 (Call 12/15/24)(a)	200	188,253
4.50%, 03/15/45 (Call 09/15/44)(a)	135	117,791
4.75%, 03/15/24 (Call 12/15/23)	456	462,591
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	277,897
4.00%, 10/01/27 (Call 07/01/27)(a)	581	529,314
4.40%, 04/01/21 (Call 03/01/21)	237	238,498
4.95%, 01/15/43 (Call 07/15/42)	137	113,793
5.30%, 04/01/44 (Call 10/01/43)	125	107,383
5.35%, 05/15/45 (Call 11/15/44)	565	489,287
5.40%, 10/01/47 (Call 04/01/47)	525	465,122
5.95%, 12/01/25 (Call 09/01/25)	170	177,580
6.10%, 02/15/42	300	289,265
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	147,661
4.65%, 06/15/21 (Call 03/15/21)	100	101,119
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	75	84,777
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	500	422,601
7.00%, 07/15/32	225	263,894
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	1,100	1,047,791
3.80%, 10/01/20	255	255,904
4.25%, 05/15/28 (Call 02/15/28)	925	898,788
4.63%, 03/01/34 (Call 12/01/33)	843	791,855
4.75%, 05/15/38 (Call 11/15/37)	400	375,992
4.88%, 01/15/26 (Call 10/15/25)	570	580,348
4.88%, 05/15/48 (Call 11/15/47)	950	904,380
5.00%, 10/16/43 (Call 04/16/43)	250	234,274
5.85%, 03/15/36	185	192,653
6.10%, 06/01/40	500	536,568
6.20%, 10/15/37	289	315,191
7.63%, 01/15/39	511	634,803

45

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	$75	$71,774
7.85%, 02/01/26 (Call 11/01/25)	50	59,988
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)	50	48,483
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	50	46,533
4.00%, 07/01/22 (Call 04/01/22)	500	493,491
4.75%, 08/15/28 (Call 05/15/28)	300	282,753
5.30%, 03/01/48 (Call 09/01/47)	500	427,862
5.38%, 06/01/21 (Call 03/01/21)	25	25,640
5.45%, 04/01/44 (Call 10/01/43)	212	183,902
5.50%, 08/15/48 (Call 02/15/48)	366	324,390
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	840	814,192
3.60%, 03/15/22 (Call 01/15/22)	925	907,928
3.70%, 01/15/23 (Call 10/15/22)	500	486,724
3.75%, 06/15/27 (Call 03/15/27)	700	647,086
3.90%, 01/15/25 (Call 10/15/24)	900	868,440
4.00%, 09/15/25 (Call 06/15/25)	723	695,061
4.30%, 03/04/24 (Call 12/04/23)	975	962,407
4.50%, 11/15/23 (Call 08/15/23)	192	192,599
4.85%, 03/01/48 (Call 09/01/47)(a)	250	220,063
4.90%, 01/15/45 (Call 07/15/44)	100	88,392
5.10%, 09/15/45 (Call 03/15/45)	595	543,645
5.25%, 03/15/20	500	508,987
5.40%, 03/04/44 (Call 09/04/43)	108	101,540
5.80%, 11/15/43 (Call 05/15/43)	255	251,490
6.30%, 04/15/40	907	943,251
7.88%, 09/01/21	500	547,319

		75,678,590
Private Equity — 0.0%
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	350	336,952

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	270	263,698
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	390	394,338
5.25%, 03/15/25 (Call 12/15/24)	250	257,629
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	337	346,288
WEA Finance LLC
3.15%, 04/05/22 (Call 03/05/22)(b)	200	195,809
4.13%, 09/20/28 (Call 06/20/28)(b)	250	246,229
4.63%, 09/20/48 (Call 03/20/48)(b)	225	212,123

		1,916,114
Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	25	23,868
4.50%, 07/30/29 (Call 04/30/29)	350	344,358
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	125	118,004
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	521	514,891
3.00%, 06/15/23	220	210,607
3.13%, 01/15/27 (Call 10/15/26)	100	90,041
3.30%, 02/15/21 (Call 01/15/21)	440	436,993
3.38%, 10/15/26 (Call 07/15/26)	348	319,632
3.45%, 09/15/21	552	548,193

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/31/23	$550	$535,925
3.55%, 07/15/27 (Call 04/15/27)(a)	140	128,573
3.60%, 01/15/28 (Call 10/15/27)	125	114,809
4.00%, 06/01/25 (Call 03/01/25)	925	896,249
4.40%, 02/15/26 (Call 11/15/25)(a)	155	153,970
4.70%, 03/15/22	285	291,729
5.00%, 02/15/24	906	935,590
5.05%, 09/01/20	100	102,177
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	175	169,128
2.95%, 09/15/22 (Call 06/15/22)	150	146,570
2.95%, 05/11/26 (Call 02/11/26)	340	316,951
3.20%, 01/15/28 (Call 10/15/27)(a)	130	121,614
3.50%, 11/15/24 (Call 08/15/24)	200	195,745
3.90%, 10/15/46 (Call 04/15/46)	305	267,524
4.35%, 04/15/48 (Call 10/15/47)(a)	150	142,460
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	292	261,224
3.13%, 09/01/23 (Call 06/01/23)	100	96,010
3.65%, 02/01/26 (Call 11/03/25)	796	761,051
3.80%, 02/01/24 (Call 11/01/23)(a)	310	304,275
3.85%, 02/01/23 (Call 11/01/22)	455	449,909
4.13%, 05/15/21 (Call 02/15/21)	175	176,581
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	100	93,229
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	25	23,970
3.85%, 02/01/25 (Call 11/01/24)	100	95,695
3.88%, 08/15/22 (Call 06/15/22)(a)	470	466,015
3.90%, 03/15/27 (Call 12/15/26)	645	607,227
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	100	97,018
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	592	581,743
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	335	311,799
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	125	119,521
3.65%, 09/01/27 (Call 06/01/27)	1,312	1,206,066
4.45%, 02/15/26 (Call 11/15/25)(a)	55	54,377
4.75%, 05/15/47 (Call 11/15/46)	350	324,028
4.88%, 04/15/22	324	332,359
5.25%, 01/15/23(a)	1,083	1,120,738
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	30	27,120
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	500	464,459
4.75%, 10/01/25 (Call 07/01/25)	250	255,759
5.25%, 03/15/21 (Call 12/15/20)	210	216,470
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	693	706,788
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	243,348
5.25%, 07/15/23 (Call 04/15/23)	150	154,130
5.75%, 08/15/22 (Call 05/15/22)	945	985,263
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	170	156,056
3.25%, 08/01/27 (Call 05/01/27)	75	70,609
3.50%, 03/01/28 (Call 12/01/27)	200	190,492
4.15%, 12/01/28 (Call 09/01/28)	350	349,723
4.50%, 07/01/44 (Call 01/01/44)	300	290,428
4.50%, 06/01/45 (Call 12/01/44)	185	178,995

46

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 12/15/21 (Call 09/15/21)	$25	$25,678
4.75%, 07/15/20 (Call 04/15/20)	350	355,671
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	70	67,680
3.50%, 04/01/25 (Call 01/01/25)	175	168,407
3.63%, 05/01/27 (Call 02/01/27)	350	331,491
3.88%, 05/01/24 (Call 02/01/24)	450	445,033
4.50%, 03/15/48 (Call 09/15/47)	100	93,723
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	250	240,154
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	900	895,950
5.25%, 06/01/25 (Call 03/01/25)	650	645,775
5.30%, 01/15/29 (Call 10/15/28)	100	96,118
5.38%, 11/01/23 (Call 08/01/23)	400	405,372
5.38%, 04/15/26	200	198,360
5.75%, 06/01/28 (Call 03/03/28)	750	749,287
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	200	193,904
3.40%, 02/01/25 (Call 11/01/24)	145	136,484
3.88%, 08/15/24 (Call 05/17/24)	1,002	972,948
4.00%, 12/01/22 (Call 10/01/22)(a)	815	806,723
4.00%, 06/01/25 (Call 03/01/25)	154	149,425
4.20%, 03/01/24 (Call 12/01/23)	350	347,697
4.25%, 11/15/23 (Call 08/15/23)	726	721,802
Healthcare Realty Trust Inc., 3.63%, 01/15/28
(Call 10/15/27)(a)	130	119,157
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	125	117,172
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	75	72,256
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	200	199,858
4.50%, 06/15/23 (Call 12/15/22)	525	521,722
5.00%, 08/15/22 (Call 02/15/22)	917	934,496
5.25%, 02/15/26 (Call 08/15/25)	1,035	1,037,041
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	339,762
Series E, 4.00%, 06/15/25 (Call 03/15/25)	490	471,884
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	135	133,421
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	231,514
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	76,466
4.75%, 12/15/28 (Call 09/15/28)	500	500,875
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	520	460,210
3.20%, 05/01/21 (Call 03/01/21)	150	147,752
3.30%, 02/01/25 (Call 12/01/24)	321	300,809
3.80%, 04/01/27 (Call 01/01/27)(a)	400	376,693
4.25%, 04/01/45 (Call 10/01/44)	197	168,658
4.45%, 09/01/47 (Call 03/01/47)	388	341,468
Lexington Realty Trust, 4.25%, 06/15/23 (Call 03/15/23)(a)	500	487,840
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	323,291
4.40%, 02/15/24 (Call 11/15/23)	350	353,811
4.75%, 10/01/20 (Call 07/01/20)	250	254,635
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	130	121,149
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	100	92,042
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	246	238,449
3.60%, 12/15/26 (Call 09/15/26)	250	236,615

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 10/15/22 (Call 07/15/22)	$50	$49,823
4.30%, 10/15/28 (Call 07/15/28)	250	246,150
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	590	582,026
4.50%, 04/01/27 (Call 01/01/27)(a)	400	382,481
4.75%, 01/15/28 (Call 10/15/27)(a)	355	345,692
5.25%, 01/15/26 (Call 10/15/25)	1,125	1,134,669
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)(a)	130	120,883
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	380	376,492
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	92,893
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	510	499,739
3.65%, 01/15/28 (Call 10/15/27)	380	360,332
3.88%, 04/15/25 (Call 02/15/25)	75	74,084
4.13%, 10/15/26 (Call 07/15/26)	120	118,933
4.65%, 08/01/23 (Call 05/01/23)	50	51,806
4.65%, 03/15/47 (Call 09/15/46)	160	154,445
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	255	252,172
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 12/31/18)(a)	100	101,250
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	490	486,254
4.25%, 05/15/24 (Call 02/15/24)	1,000	946,140
4.50%, 02/01/25 (Call 11/01/24)	125	119,269
Senior Housing Properties Trust, 4.75%, 02/15/28
(Call 08/15/27)	75	71,068
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	845	832,668
2.75%, 02/01/23 (Call 11/01/22)	580	558,590
2.75%, 06/01/23 (Call 03/01/23)	25	24,025
3.25%, 11/30/26 (Call 08/30/26)	500	470,539
3.30%, 01/15/26 (Call 10/15/25)	131	124,110
3.38%, 10/01/24 (Call 07/01/24)	880	855,597
3.38%, 06/15/27 (Call 03/15/27)	425	401,112
4.13%, 12/01/21 (Call 09/01/21)	100	101,515
4.25%, 10/01/44 (Call 04/01/44)(a)	480	443,478
6.75%, 02/01/40 (Call 11/01/39)	500	620,122
SITE Centers Corp., 4.63%, 07/15/22 (Call 04/15/22)	205	209,944
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	22,622
3.50%, 01/15/28 (Call 10/15/27)	240	222,835
4.63%, 01/10/22 (Call 10/10/21)	455	464,142
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	450	412,981
3.75%, 05/01/24 (Call 02/01/24)	400	389,906
3.85%, 04/01/27 (Call 01/01/27)	350	332,851
4.13%, 01/15/26 (Call 10/15/25)	120	117,338
4.38%, 02/01/45 (Call 08/01/44)	205	181,603
4.40%, 01/15/29 (Call 10/15/28)	1,250	1,224,597
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	560	515,248
4.60%, 02/06/24 (Call 11/06/23)	500	498,673
4.63%, 11/01/25 (Call 09/01/25)	250	247,321
4.88%, 06/01/26 (Call 03/01/26)	85	85,013
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	200	205,342
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	145	143,282
3.95%, 09/01/23 (Call 08/01/23)	1,400	1,392,996
4.00%, 06/01/25 (Call 03/01/25)	54	52,443
4.25%, 04/01/26 (Call 01/01/26)	125	122,807

47

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 01/15/21 (Call 10/15/20)	$462	$471,447
4.95%, 09/01/48 (Call 03/01/48)	100	95,132
5.25%, 01/15/22 (Call 10/15/21)	271	281,168
6.50%, 03/15/41 (Call 09/15/40)	515	590,345
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	301,470
4.63%, 09/15/23(a)	250	258,015
7.38%, 03/15/32	1,177	1,424,848
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	375	363,360

		57,230,890
Retail — 2.5%
Advance Auto Parts Inc., 4.50%, 01/15/22
(Call 10/15/21)(a)	557	563,705
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	280	276,732
3.80%, 11/15/27 (Call 08/15/27)	100	89,204
4.50%, 10/01/25 (Call 07/01/25)(a)	425	407,325
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	145,105
3.25%, 04/15/25 (Call 01/15/25)	110	103,547
3.70%, 04/15/22 (Call 01/15/22)	326	324,689
3.75%, 06/01/27 (Call 03/01/27)	355	336,060
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	500	475,394
5.50%, 03/15/21 (Call 12/15/20)	275	285,525
Costco Wholesale Corp.
1.70%, 12/15/19	495	488,668
2.15%, 05/18/21 (Call 04/18/21)(a)	680	663,314
2.25%, 02/15/22(a)	370	360,117
2.30%, 05/18/22 (Call 04/18/22)	180	174,645
2.75%, 05/18/24 (Call 03/18/24)	973	940,063
3.00%, 05/18/27 (Call 02/18/27)(a)	565	534,813
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(a)	455	436,382
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)(a)	327	317,022
3.88%, 04/15/27 (Call 01/15/27)	785	749,798
4.15%, 11/01/25 (Call 08/01/25)	210	206,485
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	75	71,158
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	570	553,715
2.13%, 09/15/26 (Call 06/15/26)	150	133,319
2.63%, 06/01/22 (Call 05/01/22)	595	582,631
2.70%, 04/01/23 (Call 01/01/23)(a)	326	317,044
3.00%, 04/01/26 (Call 01/01/26)(a)	510	484,272
3.35%, 09/15/25 (Call 06/15/25)(a)	945	924,766
3.50%, 09/15/56 (Call 03/15/56)	207	168,027
3.75%, 02/15/24 (Call 11/15/23)(a)	110	111,122
3.90%, 12/06/28 (Call 09/06/28)	110	110,183
3.90%, 06/15/47 (Call 12/15/46)(a)	177	161,399
4.20%, 04/01/43 (Call 10/01/42)	783	753,849
4.25%, 04/01/46 (Call 10/01/45)(a)	437	420,986
4.40%, 04/01/21 (Call 01/01/21)(a)	1,545	1,583,663
4.40%, 03/15/45 (Call 09/15/44)	419	410,536
4.50%, 12/06/48 (Call 06/06/48)	150	149,908
4.88%, 02/15/44 (Call 08/15/43)	505	530,475
5.88%, 12/16/36	798	931,243
5.95%, 04/01/41 (Call 10/01/40)	365	439,077
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	210	205,805

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	$826	$750,731
3.10%, 05/03/27 (Call 02/03/27)	596	561,480
3.12%, 04/15/22 (Call 01/15/22)	310	306,481
3.13%, 09/15/24 (Call 06/15/24)	100	97,330
3.38%, 09/15/25 (Call 06/15/25)	325	315,151
3.70%, 04/15/46 (Call 10/15/45)	380	323,815
3.75%, 04/15/21 (Call 01/15/21)	50	50,406
4.05%, 05/03/47 (Call 11/03/46)	647	582,162
4.25%, 09/15/44 (Call 03/15/44)	260	240,808
4.38%, 09/15/45 (Call 03/15/45)	475	449,402
4.63%, 04/15/20 (Call 10/15/19)(a)	152	153,914
4.65%, 04/15/42 (Call 10/15/41)	800	788,320
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	281	262,184
3.63%, 06/01/24 (Call 03/01/24)	350	330,012
3.88%, 01/15/22 (Call 10/15/21)(a)	685	676,868
4.50%, 12/15/34 (Call 06/15/34)	537	419,521
6.90%, 04/01/29	50	52,501
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)(a)	375	369,310
2.63%, 01/15/22	846	822,780
2.75%, 12/09/20 (Call 11/09/20)(a)	862	851,365
3.25%, 06/10/24	830	805,292
3.38%, 05/26/25 (Call 02/26/25)	330	319,095
3.50%, 03/01/27 (Call 12/01/26)	500	479,323
3.63%, 05/20/21	30	30,158
3.70%, 01/30/26 (Call 10/30/25)	660	643,110
3.70%, 02/15/42	195	163,357
4.45%, 03/01/47 (Call 09/01/46)	210	196,303
4.60%, 05/26/45 (Call 11/26/44)	635	602,913
4.70%, 12/09/35 (Call 06/09/35)	250	248,965
4.88%, 12/09/45 (Call 06/09/45)	763	758,602
6.30%, 10/15/37	406	471,263
6.30%, 03/01/38	625	725,926
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	95	90,013
5.00%, 01/15/44 (Call 07/15/43)	415	359,704
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)	252	258,697
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	280	272,582
2.45%, 06/15/26 (Call 03/15/26)	355	316,912
2.70%, 06/15/22 (Call 04/15/22)(a)	200	194,178
3.10%, 03/01/23 (Call 02/01/23)	200	194,980
3.50%, 03/01/28 (Call 12/01/27)	125	118,897
3.75%, 12/01/47 (Call 06/01/47)	85	69,673
3.80%, 08/15/25 (Call 06/15/25)	850	835,849
3.85%, 10/01/23 (Call 07/01/23)	826	831,926
4.00%, 11/15/28 (Call 08/15/28)	780	764,251
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	430	400,180
4.25%, 04/01/25 (Call 01/01/25)	125	120,861
Target Corp.
2.50%, 04/15/26(a)	755	691,461
2.90%, 01/15/22	280	277,547
3.50%, 07/01/24	565	565,340
3.63%, 04/15/46(a)	846	718,343
3.90%, 11/15/47 (Call 05/15/47)	525	466,411
4.00%, 07/01/42	250	229,560

48

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$984	$877,654
2.50%, 05/15/23 (Call 02/15/23)	300	287,407
2.75%, 06/15/21 (Call 04/15/21)	150	147,623
Walgreen Co.
3.10%, 09/15/22	380	369,568
4.40%, 09/15/42	100	87,170
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	525	517,191
3.45%, 06/01/26 (Call 03/01/26)	950	889,123
3.80%, 11/18/24 (Call 08/18/24)	500	487,705
4.80%, 11/18/44 (Call 05/18/44)	1,287	1,181,133
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,240	1,196,196
2.65%, 12/15/24 (Call 10/15/24)	750	714,296
2.85%, 06/23/20	250	249,500
3.13%, 06/23/21(a)	470	469,593
3.30%, 04/22/24 (Call 01/22/24)	1,300	1,284,909
3.40%, 06/26/23 (Call 05/26/23)	745	743,625
3.55%, 06/26/25 (Call 04/26/25)	525	524,760
3.63%, 07/08/20	135	136,131
3.63%, 12/15/47 (Call 06/15/47)(a)	850	754,895
3.70%, 06/26/28 (Call 03/26/28)(a)	721	713,348
3.95%, 06/28/38 (Call 12/28/37)	1,305	1,260,918
4.00%, 04/11/43 (Call 10/11/42)	425	404,365
4.05%, 06/29/48 (Call 12/29/47)	925	887,255
4.30%, 04/22/44 (Call 10/22/43)	400	402,603
4.88%, 07/08/40	500	541,322
5.25%, 09/01/35	500	566,392
5.63%, 04/01/40	125	149,523
5.63%, 04/15/41	900	1,054,444

		55,446,633
Savings & Loans — 0.1%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(b)(d)(e)	1,000	957,432
3.90%, 07/21/25(b)	200	191,934
4.13%, 10/18/32 (Call 10/18/27)(b)(d)(e)	1,250	1,095,485
4.36%, 08/01/24 (Call 08/01/23)(b)(d)(e)	500	488,530

		2,733,381
Semiconductors — 1.3%
Altera Corp., 4.10%, 11/15/23	250	255,568
Analog Devices Inc.
2.95%, 01/12/21	1,035	1,023,486
3.13%, 12/05/23 (Call 10/05/23)	1,310	1,259,576
3.50%, 12/05/26 (Call 09/05/26)	562	526,132
5.30%, 12/15/45 (Call 06/15/45)	200	206,976
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	197,206
3.30%, 04/01/27 (Call 01/01/27)	285	269,351
3.90%, 10/01/25 (Call 07/01/25)	800	794,243
4.30%, 06/15/21	225	230,296
4.35%, 04/01/47 (Call 10/01/46)(a)	515	481,835
5.10%, 10/01/35 (Call 04/01/35)	100	104,102
5.85%, 06/15/41	220	251,843
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	25	24,203
2.38%, 01/15/20	565	557,509
2.65%, 01/15/23 (Call 12/15/22)	75	69,988
3.00%, 01/15/22 (Call 12/15/21)	1,245	1,197,407

Security	Par (000)	Value

Semiconductors (continued)
3.13%, 01/15/25 (Call 11/15/24)	$590	$533,341
3.50%, 01/15/28 (Call 10/15/27)	500	435,519
3.63%, 01/15/24 (Call 11/15/23)(a)	1,010	954,811
3.88%, 01/15/27 (Call 10/15/26)	1,180	1,061,769
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	600	579,437
1.85%, 05/11/20(a)	250	246,142
2.35%, 05/11/22 (Call 04/11/22)	325	314,871
2.45%, 07/29/20(a)	500	495,311
2.60%, 05/19/26 (Call 02/19/26)	748	691,387
2.70%, 12/15/22	263	256,023
2.88%, 05/11/24 (Call 03/11/24)	700	672,865
3.10%, 07/29/22	520	515,179
3.15%, 05/11/27 (Call 02/11/27)	521	496,964
3.30%, 10/01/21(a)	923	925,308
3.70%, 07/29/25 (Call 04/29/25)	520	516,074
3.73%, 12/08/47 (Call 06/08/47)	1,186	1,051,848
4.00%, 12/15/32	25	25,153
4.10%, 05/19/46 (Call 11/19/45)	771	730,808
4.10%, 05/11/47 (Call 11/11/46)	395	370,758
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	235	237,085
4.65%, 11/01/24 (Call 08/01/24)(a)	1,015	1,031,491
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	75	73,443
Marvell Technology Group Ltd., 4.88%, 06/22/28
(Call 03/22/28)	75	72,724
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	275	270,178
Microchip Technology Inc., 4.33%, 06/01/23
(Call 05/01/23)(a)(b)	150	145,966
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)(a)	475	460,385
3.20%, 09/16/26 (Call 06/16/26)	800	747,050
NXP BV/NXP Funding LLC, 4.13%, 06/01/21(b)	500	494,375
QUALCOMM Inc.
2.25%, 05/20/20	630	619,693
2.60%, 01/30/23 (Call 12/30/22)(a)	570	542,177
2.90%, 05/20/24 (Call 03/20/24)	490	462,145
3.00%, 05/20/22(a)	1,167	1,137,715
3.25%, 05/20/27 (Call 02/20/27)	1,245	1,145,738
3.45%, 05/20/25 (Call 02/20/25)	281	267,510
4.30%, 05/20/47 (Call 11/20/46)	640	558,421
4.65%, 05/20/35 (Call 11/20/34)	600	575,278
4.80%, 05/20/45 (Call 11/20/44)(a)	940	876,623
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	274	268,643
2.90%, 11/03/27 (Call 08/03/27)	220	204,774
4.15%, 05/15/48 (Call 11/15/47)(a)	500	480,459
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	563	531,726
3.00%, 03/15/21	140	138,409

		29,665,297
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)(a)	100	91,910

49

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.2%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	$100	$96,695
2.60%, 06/15/22 (Call 05/15/22)	100	96,057
3.40%, 09/15/26 (Call 06/15/26)(a)	990	917,694
Adobe Inc.
3.25%, 02/01/25 (Call 11/01/24)	290	281,804
4.75%, 02/01/20	205	208,437
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	270	247,204
4.38%, 06/15/25 (Call 03/15/25)	245	242,416
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	150	150,526
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	600	563,210
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	100	100,422
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	144,085
3.00%, 08/15/26 (Call 05/15/26)	535	486,086
3.50%, 04/15/23 (Call 01/15/23)	25	24,557
3.63%, 10/15/20 (Call 09/15/20)	825	824,315
3.88%, 06/05/24 (Call 03/05/24)(a)	200	197,570
4.50%, 08/15/46 (Call 02/15/46)(a)	260	232,078
5.00%, 10/15/25 (Call 07/15/25)	355	366,139
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	100	92,041
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	159,802
3.80%, 10/01/23 (Call 09/01/23)	250	249,505
4.75%, 06/15/21	100	102,283
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,425	1,369,743
1.85%, 02/12/20 (Call 01/12/20)	745	736,123
2.00%, 11/03/20 (Call 10/03/20)(a)	420	412,618
2.00%, 08/08/23 (Call 06/08/23)	500	470,179
2.13%, 11/15/22(a)	300	286,900
2.38%, 02/12/22 (Call 01/12/22)(a)	1,175	1,145,298
2.38%, 05/01/23 (Call 02/01/23)	440	422,573
2.40%, 02/06/22 (Call 01/06/22)(a)	555	542,192
2.40%, 08/08/26 (Call 05/08/26)	1,256	1,151,601
2.65%, 11/03/22 (Call 09/03/22)	385	376,049
2.70%, 02/12/25 (Call 11/12/24)	670	638,281
2.88%, 02/06/24 (Call 12/06/23)	510	495,009
3.00%, 10/01/20(a)	880	880,263
3.13%, 11/03/25 (Call 08/03/25)	1,345	1,305,295
3.30%, 02/06/27 (Call 11/06/26)	1,349	1,313,382
3.45%, 08/08/36 (Call 02/08/36)	1,669	1,540,193
3.50%, 02/12/35 (Call 08/12/34)	430	402,311
3.50%, 11/15/42	350	313,913
3.63%, 12/15/23 (Call 09/15/23)	650	656,266
3.70%, 08/08/46 (Call 02/08/46)(a)	1,310	1,211,479
3.75%, 05/01/43 (Call 11/01/42)	110	102,396
3.75%, 02/12/45 (Call 08/12/44)	332	308,521
3.95%, 08/08/56 (Call 02/08/56)	300	278,975
4.00%, 02/12/55 (Call 08/12/54)	435	408,305
4.10%, 02/06/37 (Call 08/06/36)	840	838,131
4.20%, 11/03/35 (Call 05/03/35)	750	758,351
4.45%, 11/03/45 (Call 05/03/45)	1,525	1,575,812
4.50%, 02/06/57 (Call 08/06/56)	652	669,520
4.75%, 11/03/55 (Call 05/03/55)	460	496,407
5.20%, 06/01/39	300	343,341
5.30%, 02/08/41	962	1,105,452
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	1,055	1,065,816

Security	Par (000)	Value

Software (continued)
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	$1,235	$1,187,255
2.40%, 09/15/23 (Call 07/15/23)	128	120,963
2.50%, 05/15/22 (Call 03/15/22)	1,562	1,513,088
2.50%, 10/15/22	675	648,952
2.63%, 02/15/23 (Call 01/15/23)	100	96,524
2.65%, 07/15/26 (Call 04/15/26)	1,440	1,316,731
2.80%, 07/08/21(a)	345	340,723
2.95%, 11/15/24 (Call 09/15/24)	908	867,390
2.95%, 05/15/25 (Call 02/15/25)(a)	755	717,745
3.25%, 11/15/27 (Call 08/15/27)(a)	1,136	1,079,068
3.25%, 05/15/30 (Call 02/15/30)(a)	525	487,002
3.40%, 07/08/24 (Call 04/08/24)	500	491,138
3.63%, 07/15/23	450	450,053
3.80%, 11/15/37 (Call 05/15/37)	955	874,123
3.85%, 07/15/36 (Call 01/15/36)	935	869,631
3.88%, 07/15/20	100	101,202
3.90%, 05/15/35 (Call 11/15/34)	515	480,156
4.00%, 07/15/46 (Call 01/15/46)	609	552,403
4.00%, 11/15/47 (Call 05/15/47)(a)	875	791,700
4.13%, 05/15/45 (Call 11/15/44)	600	560,483
4.30%, 07/08/34 (Call 01/08/34)	1,258	1,238,313
4.38%, 05/15/55 (Call 11/15/54)	300	282,294
4.50%, 07/08/44 (Call 01/08/44)	582	568,496
5.38%, 07/15/40	899	994,693
6.13%, 07/08/39	308	369,635
6.50%, 04/15/38	315	389,494
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	635	601,191
3.90%, 08/21/27 (Call 05/21/27)	610	546,593

		47,940,660
Telecommunications — 4.0%
America Movil SAB de CV
3.13%, 07/16/22	250	242,324
4.38%, 07/16/42	450	411,444
6.13%, 11/15/37	200	223,590
6.13%, 03/30/40	1,550	1,755,724
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	660	650,416
2.63%, 12/01/22 (Call 09/01/22)	417	395,900
2.80%, 02/17/21 (Call 01/17/21)(a)	707	694,202
3.00%, 02/15/22(a)	200	195,272
3.00%, 06/30/22 (Call 04/30/22)	665	644,557
3.20%, 03/01/22 (Call 02/01/22)	300	294,171
3.40%, 05/15/25 (Call 02/15/25)	1,205	1,121,229
3.60%, 02/17/23 (Call 12/17/22)(a)	430	423,175
3.80%, 03/15/22	854	850,463
3.80%, 03/01/24 (Call 01/01/24)	810	792,318
3.88%, 08/15/21	2,288	2,296,879
3.90%, 03/11/24 (Call 12/11/23)	600	588,683
3.95%, 01/15/25 (Call 10/15/24)	675	651,479
4.10%, 02/15/28 (Call 11/15/27)	1,143	1,076,301
4.13%, 02/17/26 (Call 11/17/25)	1,295	1,251,928
4.25%, 03/01/27 (Call 12/01/26)	675	650,639
4.30%, 02/15/30 (Call 11/15/29)	1,659	1,544,942
4.30%, 12/15/42 (Call 06/15/42)	600	496,370
4.35%, 06/15/45 (Call 12/15/44)	1,100	896,010
4.45%, 05/15/21	341	346,573
4.45%, 04/01/24 (Call 01/01/24)	500	502,615
4.50%, 05/15/35 (Call 11/15/34)	795	703,871

50

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/09/48 (Call 09/09/47)	$1,468	$1,221,794
4.55%, 03/09/49 (Call 09/09/48)	1,337	1,106,318
4.60%, 02/15/21 (Call 11/15/20)	250	254,374
4.75%, 05/15/46 (Call 11/15/45)(a)	800	688,569
4.80%, 06/15/44 (Call 12/15/43)	940	820,721
4.90%, 08/15/37 (Call 02/14/37)(b)	1,000	908,018
5.00%, 03/01/21(a)	200	205,473
5.15%, 03/15/42	1,011	925,915
5.15%, 11/15/46 (Call 05/15/46)	1,050	950,042
5.15%, 02/15/50 (Call 08/14/49)(b)	250	224,167
5.20%, 03/15/20	500	511,260
5.25%, 03/01/37 (Call 09/01/36)(a)	970	919,166
5.35%, 09/01/40	300	282,936
5.45%, 03/01/47 (Call 09/01/46)(a)	900	850,196
5.55%, 08/15/41	218	207,284
5.65%, 02/15/47 (Call 08/15/46)	400	388,182
5.70%, 03/01/57 (Call 09/01/56)	520	496,233
6.00%, 08/15/40 (Call 05/15/40)	740	745,627
6.38%, 03/01/41	367	381,796
7.13%, 03/15/26	300	339,787
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	80	76,272
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	200	179,363
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	400	400,199
5.13%, 12/04/28 (Call 09/24/28)	200	199,473
9.63%, 12/15/30	982	1,330,647
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,515	1,455,720
2.20%, 02/28/21(a)	1,055	1,030,395
2.20%, 09/20/23 (Call 07/20/23)	440	415,427
2.45%, 06/15/20(a)	330	326,586
2.50%, 09/20/26 (Call 06/20/26)	597	542,909
2.60%, 02/28/23(a)	300	290,067
2.90%, 03/04/21(a)	500	496,983
2.95%, 02/28/26(a)	561	531,456
3.00%, 06/15/22	243	239,360
3.50%, 06/15/25(a)	300	296,885
3.63%, 03/04/24	365	366,352
4.45%, 01/15/20	467	474,106
5.50%, 01/15/40	1,073	1,238,006
5.90%, 02/15/39	820	981,094
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	500	471,736
4.88%, 03/06/42(a)(b)	1,650	1,570,356
8.75%, 06/15/30	821	1,079,924
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	148,083
5.95%, 03/15/41	155	153,407
Koninklijke KPN NV, 8.38%, 10/01/30	275	353,262
Motorola Solutions Inc.
3.50%, 03/01/23	100	96,720
3.75%, 05/15/22	517	510,338
4.60%, 02/23/28 (Call 11/23/27)	625	601,857
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	1,000	955,000
Orange SA
5.38%, 01/13/42(a)	300	313,294
5.50%, 02/06/44 (Call 08/06/43)(a)	260	275,877
9.00%, 03/01/31	791	1,085,551
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	1,000	951,146

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	$670	$644,224
4.50%, 03/15/43 (Call 09/15/42)(a)	400	375,464
5.00%, 03/15/44 (Call 09/15/43)	853	859,095
7.50%, 08/15/38	50	63,882
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	1,150	1,089,107
4.57%, 04/27/23	800	815,796
4.67%, 03/06/38	710	627,295
4.90%, 03/06/48	500	435,667
5.21%, 03/08/47	835	754,816
5.46%, 02/16/21	631	652,831
7.05%, 06/20/36	383	439,695
Telefonica Europe BV, 8.25%, 09/15/30	370	468,742
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	445	401,759
Verizon Communications Inc.
1.75%, 08/15/21	100	95,691
2.63%, 08/15/26	1,625	1,455,137
3.13%, 03/16/22	5	4,931
3.38%, 02/15/25	1,903	1,831,766
3.50%, 11/01/24 (Call 08/01/24)	1,234	1,203,212
3.85%, 11/01/42 (Call 05/01/42)	675	565,170
4.13%, 03/16/27	1,335	1,318,631
4.13%, 08/15/46	1,460	1,254,770
4.27%, 01/15/36	300	275,938
4.33%, 09/21/28	1,367	1,354,718
4.40%, 11/01/34 (Call 05/01/34)	851	806,636
4.50%, 08/10/33	1,250	1,213,399
4.52%, 09/15/48(a)	800	729,064
4.67%, 03/15/55	1,180	1,058,246
4.81%, 03/15/39	1,213	1,170,083
4.86%, 08/21/46	1,141	1,087,371
5.01%, 04/15/49	1,523	1,473,882
5.01%, 08/21/54	1,750	1,652,068
5.15%, 09/15/23(a)	500	528,672
5.25%, 03/16/37	1,738	1,786,447
5.50%, 03/16/47(a)	790	824,106
6.55%, 09/15/43	976	1,126,329
Vodafone Group PLC
2.50%, 09/26/22	955	904,611
2.95%, 02/19/23(a)	658	627,660
3.75%, 01/16/24(a)	835	813,519
4.13%, 05/30/25	695	678,034
4.38%, 05/30/28(a)	1,200	1,151,568
4.38%, 02/19/43	400	329,794
5.00%, 05/30/38	815	747,895
5.25%, 05/30/48(a)	750	691,228
6.15%, 02/27/37	1,055	1,091,779
6.25%, 11/30/32	241	263,083
7.88%, 02/15/30	250	307,078

		89,617,673
Textiles — 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	24,440
3.25%, 06/01/22 (Call 03/01/22)	470	463,611
3.70%, 04/01/27 (Call 01/01/27)	878	851,394
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	250	248,475

		1,587,920

51

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	$55	$54,210
3.50%, 09/15/27 (Call 06/15/27)	775	716,013
5.10%, 05/15/44 (Call 11/15/43)	125	112,772

		882,995
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	347	338,347
3.00%, 04/01/25 (Call 01/01/25)	350	338,079
3.05%, 03/15/22 (Call 12/15/21)	162	160,607
3.05%, 09/01/22 (Call 06/01/22)(a)	485	476,482
3.25%, 06/15/27 (Call 03/15/27)(a)	25	24,146
3.45%, 09/15/21 (Call 06/15/21)	300	301,226
3.65%, 09/01/25 (Call 06/01/25)	210	209,888
3.75%, 04/01/24 (Call 01/01/24)	531	534,438
3.85%, 09/01/23 (Call 06/01/23)	326	330,312
3.90%, 08/01/46 (Call 02/01/46)	350	314,602
4.05%, 06/15/48 (Call 12/15/47)	20	18,397
4.13%, 06/15/47 (Call 12/15/46)	105	98,493
4.15%, 04/01/45 (Call 10/01/44)	775	727,012
4.38%, 09/01/42 (Call 03/01/42)	435	425,174
4.40%, 03/15/42 (Call 09/15/41)(a)	400	388,849
4.45%, 03/15/43 (Call 09/15/42)	560	552,205
4.55%, 09/01/44 (Call 03/01/44)	365	362,467
4.90%, 04/01/44 (Call 10/01/43)	637	662,583
5.15%, 09/01/43 (Call 03/01/43)(a)	100	107,129
5.40%, 06/01/41 (Call 12/01/40)(a)	300	328,683
5.75%, 05/01/40 (Call 11/01/39)(a)	142	161,023
6.15%, 05/01/37	37	43,732
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	80	76,171
2.40%, 02/03/20	205	203,187
2.95%, 11/21/24 (Call 08/21/24)	375	362,135
3.20%, 08/02/46 (Call 02/02/46)	65	53,668
3.65%, 02/03/48 (Call 08/03/47)(a)	125	111,707
6.38%, 11/15/37	250	306,839
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	815	773,327
4.00%, 06/01/28 (Call 03/01/28)	125	124,553
4.80%, 09/15/35 (Call 03/15/35)	245	250,299
4.80%, 08/01/45 (Call 02/01/45)	25	25,700
5.95%, 05/15/37	152	175,808
6.13%, 09/15/15 (Call 03/15/15)	25	28,238
7.13%, 10/15/31	400	497,345
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	52	46,424
3.25%, 06/01/27 (Call 03/01/27)	281	261,129
3.35%, 11/01/25 (Call 08/01/25)(a)	450	430,448
3.40%, 08/01/24 (Call 05/01/24)(a)	250	245,274
3.70%, 10/30/20 (Call 07/30/20)(a)	200	200,891
3.70%, 11/01/23 (Call 08/01/23)	310	311,327
3.80%, 03/01/28 (Call 12/01/27)	581	560,534
3.80%, 11/01/46 (Call 05/01/46)(a)	430	367,448
3.95%, 05/01/50 (Call 11/01/49)	350	298,858
4.10%, 03/15/44 (Call 09/15/43)	377	337,737
4.25%, 06/01/21 (Call 03/01/21)	130	131,862
4.40%, 03/01/43 (Call 09/01/42)	300	280,500
4.75%, 05/30/42 (Call 11/30/41)	325	319,091
4.75%, 11/15/48 (Call 05/15/48)	35	34,469
5.50%, 04/15/41 (Call 10/15/40)	50	53,254

Security	Par (000)	Value

Transportation (continued)
6.00%, 10/01/36	$150	$170,738
6.15%, 05/01/37	277	317,076
6.22%, 04/30/40	377	433,468
FedEx Corp.
2.63%, 08/01/22	611	590,833
3.30%, 03/15/27 (Call 12/15/26)	90	83,965
3.40%, 02/15/28 (Call 11/15/27)	525	489,747
3.88%, 08/01/42	50	42,098
4.00%, 01/15/24	901	912,902
4.10%, 04/15/43	750	653,220
4.10%, 02/01/45	45	38,512
4.20%, 10/17/28 (Call 07/17/28)(a)	250	248,150
4.40%, 01/15/47 (Call 07/15/46)	670	593,932
4.55%, 04/01/46 (Call 10/01/45)	515	467,913
4.75%, 11/15/45 (Call 05/15/45)	739	692,586
5.10%, 01/15/44	225	220,352
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	250	247,806
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	287,739
4.95%, 08/15/45 (Call 02/15/45)	200	198,351
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	100	96,127
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	90	83,930
3.00%, 04/01/22 (Call 01/01/22)	330	324,493
3.15%, 06/01/27 (Call 03/01/27)	15	14,117
3.25%, 12/01/21 (Call 09/01/21)	495	491,451
3.65%, 08/01/25 (Call 06/01/25)	70	69,181
3.80%, 08/01/28 (Call 05/01/28)	1,250	1,230,585
3.94%, 11/01/47 (Call 05/01/47)	217	192,201
3.95%, 10/01/42 (Call 04/01/42)	150	133,657
4.45%, 06/15/45 (Call 12/15/44)	285	272,352
4.65%, 01/15/46 (Call 07/15/45)	295	290,699
4.84%, 10/01/41	287	290,374
5.10%, 08/01/18 (Call 02/01/18)	50	47,622
Norfolk Southern Railway Co., 9.75%, 06/15/20	350	384,273
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	240	236,251
3.50%, 06/01/21	75	74,601
3.75%, 06/09/23 (Call 05/09/23)(a)	75	74,231
3.88%, 12/01/23 (Call 11/01/23)	750	747,457
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	700	690,072
2.75%, 03/01/26 (Call 12/01/25)	525	483,659
3.00%, 04/15/27 (Call 01/15/27)(a)	300	277,966
3.25%, 08/15/25 (Call 05/15/25)	450	430,496
3.38%, 02/01/35 (Call 08/01/34)(a)	325	278,079
3.80%, 10/01/51 (Call 04/01/51)	925	760,078
3.88%, 02/01/55 (Call 08/01/54)	500	410,945
3.95%, 09/10/28 (Call 06/10/28)	1,250	1,226,029
4.00%, 04/15/47 (Call 10/15/46)(a)	250	222,170
4.10%, 09/15/67 (Call 03/15/67)	105	85,129
4.15%, 01/15/45 (Call 07/15/44)	300	270,893
4.16%, 07/15/22 (Call 04/15/22)	850	864,505
4.38%, 09/10/38 (Call 03/10/38)	500	480,362
4.38%, 11/15/65 (Call 05/15/65)	170	147,676
4.50%, 09/10/48 (Call 03/10/48)	500	480,897
4.75%, 09/15/41 (Call 03/15/41)	100	99,225

52

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.05%, 04/01/21	$140	$136,450
2.40%, 11/15/26 (Call 08/15/26)	105	95,130
2.45%, 10/01/22	495	476,557
2.50%, 04/01/23 (Call 03/01/23)	500	481,604
2.80%, 11/15/24 (Call 09/15/24)	500	477,472
3.05%, 11/15/27 (Call 08/15/27)	406	382,182
3.13%, 01/15/21	531	530,797
3.40%, 11/15/46 (Call 05/15/46)	265	219,786
3.75%, 11/15/47 (Call 05/15/47)	760	670,096
4.88%, 11/15/40 (Call 05/15/40)	50	51,904
6.20%, 01/15/38	946	1,144,541

		37,389,787

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	75	66,813
4.13%, 08/01/25 (Call 06/01/25)(b)	500	477,627
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	50	45,967
3.50%, 03/15/28 (Call 12/15/27)	130	118,888
3.85%, 03/30/27 (Call 12/30/26)	197	187,251
4.35%, 02/15/24 (Call 01/15/24)	250	249,965
4.50%, 03/30/45 (Call 09/30/44)	90	80,355
4.55%, 11/07/28 (Call 08/07/28)	280	274,031
4.85%, 06/01/21	150	153,848
5.20%, 03/15/44 (Call 09/15/43)(a)	150	150,491
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(b)	75	70,628
3.40%, 11/15/26 (Call 08/15/26)(b)	75	69,241
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	1,000	985,043
4.13%, 08/01/23 (Call 07/01/23)(b)	950	940,086
4.25%, 01/17/23(b)	100	100,663

		3,970,897

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	350	344,255
2.95%, 09/01/27 (Call 06/01/27)	385	357,906
3.40%, 03/01/25 (Call 12/01/24)	50	49,005
3.75%, 09/01/47 (Call 03/01/47)	950	821,114
3.85%, 03/01/24 (Call 12/01/23)	845	851,985
4.20%, 09/01/48 (Call 03/01/48)	50	46,800
6.59%, 10/15/37	452	562,387
United Utilities PLC, 6.88%, 08/15/28(a)	150	170,791

		3,204,243

Total Corporate Bonds & Notes — 96.3% (Cost: $2,231,656,036)		2,145,068,312

Security	Par/ Shares (000)	Value

Foreign Government Obligations(g)

South Korea — 0.2%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	$360	$384,921
Korea Gas Corp., 3.13%, 07/20/27(b)	1,000	926,697
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	2,000	1,994,060
Korea National Oil Corp.
3.38%, 03/27/27(b)	1,000	948,543
4.00%, 01/23/24(b)	1,000	1,005,313

		5,259,534

Total Foreign Government Obligations — 0.2% (Cost: $5,257,845)		5,259,534

Short-Term Investments

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(h)(i)(j)	208,800	208,820,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(h)(i)	63,877	63,876,719

		272,697,198

Total Short-Term Investments — 12.2% (Cost: $272,686,918)		272,697,198

Total Investments in Securities — 108.7% (Cost: $2,509,600,799)		2,423,025,044

Other Assets, Less Liabilities — (8.7)%		(194,314,366)

Net Assets — 100.0%		$2,228,710,678

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Perpetual security with no stated maturity date.
(g)	Investments are denominated in U.S. dollars.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	206,509	2,291	(a)	—	208,800	$208,820,479	$489,602	(b)	$(7,171)	$5,207

53

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Broad USD Investment Grade Corporate Bond ETF (Formerly iShares U.S. Credit Bond ETF)

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,621	55,256	(a)	—	63,877	$63,876,719	$459,658	$—	$—
PNC Bank N.A.
1.95%, 03/04/19(c)	500	—		(500)	—	—	674	(4,719)	4,930
2.25%, 07/02/19(c)	1,395	—		(1,395)	—	—	12,496	(9,664)	18,442
2.30%, 06/01/20(c)	—	630		—	630	620,429	3,547	—	(1,662)
2.40%, 10/18/19(c)	250	—		(250)	—	—	3,056	(2,954)	3,877
2.63%, 02/17/22(c)	—	500		—	500	484,763	3,084	—	(1,741)
2.70%, 11/01/22(c)	—	500		—	500	480,353	4,040	—	(5,311)
2.95%, 01/30/23(c)	—	250		—	250	241,610	884	—	(758)
3.10%, 10/25/27(c)	500	400		—	900	840,295	14,569	—	(13,659)
3.25%, 06/01/25(c)	—	500		—	500	479,863	3,324	—	(4,235)
4.05%, 07/26/28(c)	—	500		—	500	492,375	3,694	—	(5,119)
4.20%, 11/01/25(c)	350	—		—	350	354,282	9,069	—	(5,812)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	470	—		—	470	444,315	11,281	—	(7,800)
3.30%, 03/08/22(c)	312	—		—	312	308,468	7,217	—	(5,508)
3.90%, 04/29/24(c)	975	—		(250)	725	718,151	22,924	(16,573)	(6,718)
4.38%, 08/11/20(c)	250	—		—	250	254,010	5,375	—	(1,577)
5.13%, 02/08/20(c)	395	—		—	395	403,672	9,089	—	(1,761)
6.88%, 05/15/19(c)	400	—		(400)	—	—	5,017	7,399	(9,091)

						$278,819,784	$1,068,600	$(33,682)	$(38,296)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,145,068,312	$—	$2,145,068,312
Foreign Government Obligations	—	5,259,534	—	5,259,534
Money Market Funds	272,697,198	—	—	272,697,198

	$272,697,198	$2,150,327,846	$—	$2,423,025,044

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

54

Schedule of Investments (unaudited) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.1%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$184,752
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,580	407,330
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,192,220
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,183,660
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	665,040
Alameda County Transportation Commission RB, 4.00%, 03/01/22	535	572,279
Allan Hancock Joint Community College District/CA GO,
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	774,449
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	897,450
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	311,472
5.00%, 10/01/35 (PR 10/01/21)	210	228,182
5.00%, 10/01/41 (Call 10/01/21)	575	614,802
5.00%, 10/01/41 (PR 10/01/21)	425	461,797
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	1,300	1,291,108
2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,500	1,467,960
2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,047,532
2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,156,812
2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	764,415
2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	758,325
4.00%, 04/01/29 (Call 04/01/27)	500	543,075
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,270,116
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,071,920
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,292,504
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,542,805
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,485,749
5.00%, 04/01/19	210	212,369
5.00%, 04/01/28	400	487,664
Series C, 1.88%, 04/01/47 (Put 12/31/18)(b)(c)	2,875	2,875,057
Series E, 2.00%, 04/01/34 (Put 10/01/20)(b)(c)	1,000	997,130
Series F-1, 5.00%, 04/01/21	205	220,369
Series F-1, 5.00%, 04/01/25 (PR 04/01/19)	380	384,271
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,093,200
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,311,036
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	375	379,215
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,466,302
Series F-1, 5.00%, 04/01/34 (PR 04/01/19)	1,695	1,714,052
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,387,132
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,548,802
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	1,400	1,416,310
Series F-1, 5.25%, 04/01/27 (PR 04/01/19)	120	121,446
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	500	506,630
Series F-2, 4.00%, 04/01/20	500	515,730
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	736,158
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	564,940
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	615,785
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,366,930
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	285,055
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,140,220
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,061,375
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,482,165

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$1,000	$1,104,815
5.00%, 10/01/49 (Call 04/01/26)	250	277,148
5.00%, 10/01/53 (Call 10/01/28)	1,120	1,232,459
5.25%, 04/01/40	175	223,545
Series T-1, 5.00%, 03/15/39	700	862,092
Series U-3, 5.00%, 06/01/43	2,360	2,953,257
Series U-5, 5.00%, 05/01/21	2,030	2,187,223
Series U-6, 5.00%, 05/01/45	4,010	5,042,615
Series U-7, 5.00%, 06/01/46	150	187,812
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	500	529,700
5.00%, 10/01/21	1,000	1,089,820
5.00%, 10/01/22	800	894,320
5.00%, 07/01/23 (ETM) (AGM)	250	283,920
5.00%, 10/01/28 (Call 04/01/28)	500	609,470
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	987,576
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,656,412
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	894,704
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,131,650
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	511,990
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	789,691
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	500	562,015
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,135,480
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	460,509
California State Public Works Board RB
6.00%, 11/01/34 (PR 11/01/19)	360	374,054
Series A, 5.00%, 12/01/19 (AMBAC)	140	142,038
Series A, 5.00%, 04/01/20	350	364,403
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,091,180
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	353,870
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,425,762
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,000	1,137,150
Series A, 5.00%, 09/01/28 (Call 09/01/24)	265	299,980
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	338,742
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,623,705
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	437,594
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,120,070
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	549,010
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,114,440
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,073,850
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	753,248
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	2,931,799
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	393,761
Series B, 5.00%, 10/01/25	2,000	2,321,400
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,207,380
Series C, 5.00%, 06/01/19	1,625	1,651,536
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	377,063
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,056,237
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,080,900
Series E, 5.00%, 09/01/20	2,665	2,806,751
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	990,147
Series F, 5.00%, 05/01/19	525	532,203
Series F, 5.00%, 05/01/20	1,165	1,215,759
Series F, 5.00%, 05/01/23	1,795	2,006,810
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,125	1,299,656
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	400,085
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	546,550

55

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 11/01/37 (Call 11/01/22)	$1,000	$1,086,620
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	100	102,782
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	282,931
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	108,135
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,169,700
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,192,300
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	811,691
California State University RB
5.00%, 11/01/48 (Call 11/01/28)	2,500	2,829,725
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	190,600
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	696,673
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,522,021
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	510,705
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	203,686
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	944,200
Series A, 5.00%, 11/01/23	1,000	1,143,870
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	814,702
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,110,970
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	460,760
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	228,358
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,170,910
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	610,906
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	583,380
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,490	2,863,077
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,000	1,128,860
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	574,220
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,512,699
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	516,168
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	2,991,675
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	356,571
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,200,928
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,131,570
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	557,190
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,868,546
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,139,490
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,427,940
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	847,149
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,200	1,341,936
Series A, 5.25%, 11/01/34 (PR 05/01/19)	250	253,778
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	200	208,092
Series B-3, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	1,245	1,338,761
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	269,800
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,054,840
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	302,934
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	252,305
Series A, 5.00%, 08/01/39 (Call 08/01/24)	790	875,162
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,056,420
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,050,700
5.00%, 08/01/31 (Call 08/01/23)	2,800	3,116,848
Series A, 4.00%, 08/01/19	1,000	1,015,770
Series A, 4.00%, 08/01/20	500	518,970
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,019,870
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	510,205

Security	Par (000)	Value

California (continued)
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	$400	$403,624
City & County of San Francisco CA GO
Series C, 5.00%, 06/15/19	2,000	2,036,200
Series R1, 5.00%, 06/15/19	395	402,150
Series R1, 5.00%, 06/15/20	500	525,210
Series R1, 5.00%, 06/15/21	400	432,312
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	564,730
City of Long Beach CA Harbor Revenue RB 5.00%, 12/15/20	1,500	1,598,685
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,678,725
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	645,668
Series B, 5.00%, 09/01/20	2,820	2,978,963
City of Los Angeles CA Wastewater System Revenue RB 5.00%, 06/01/27	250	302,415
5.00%, 06/01/43 (Call 06/01/28)	1,000	1,142,090
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	512,595
Series A, 5.00%, 06/01/19	910	925,497
Series A, 5.00%, 06/01/20	725	761,192
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,704,971
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,572,846
Series B, 5.00%, 06/01/22	250	277,365
Series B, 5.00%, 06/01/23	435	493,721
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	186,249
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,298,673
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	546,200
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,915	2,145,509
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,136,850
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	522,950
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	256,138
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	836,016
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,554,457
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,709,874
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	543,080
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,681,740
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,950,900
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,508,072
City of Sacramento CA Transient Occupancy Tax Revenue RB, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,121,260
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,634,041
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,579,850
4.00%, 11/01/39 (Call 05/01/22)	415	420,022
5.00%, 11/01/22	1,500	1,679,040
5.00%, 11/01/25 (Call 05/01/25)	200	235,340
5.00%, 11/01/27 (Call 11/01/26)	500	599,010
5.00%, 11/01/29 (Call 11/01/26)	1,000	1,180,580
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,136,770
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,685,598
5.00%, 11/01/34 (Call 11/01/26)	2,695	3,096,690
5.00%, 11/01/36 (Call 05/01/25)	800	897,896
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,023,340
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	725,486
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	545,280
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,105,310
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,078,310

56

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/41 (Call 11/01/21)	$700	$753,585
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,194,361
Series A, 5.13%, 11/01/39 (PR 11/01/19)	500	515,825
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,170,750
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,247,486
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	190	193,443
Series A, 5.13%, 08/01/21 (PR 08/01/19)	85	86,918
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	256,340
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	268,720
5.00%, 08/01/29 (Call 08/01/25)	500	579,225
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,363,319
Series A, 4.00%, 08/01/38 (Call 08/01/23)	500	513,525
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,053,198
Series B, 0.00%, 08/01/27 (AGM)(a)	135	105,393
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	519,085
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	2,275	2,516,582
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	257,658
Contra Costa Transportation Authority RB, Series B, 5.00%, 03/01/19	500	504,205
County of Los Angeles CA RB, 4.00%, 06/28/19	200	202,594
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/28 (Call 07/01/19)	125	127,381
County of Riverside RB, 4.00%, 06/28/19	1,125	1,139,715
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	260,393
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,108,640
Series B, 4.00%, 07/01/20	1,000	1,033,690
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,140,030
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	882,976
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	250	253,603
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,456,478
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	75,878
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	197,235
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	516,635
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,135,610
East Bay Municipal Utility District Water System Revenue RB
1.29%, 06/01/38 (Put 11/30/18)(b)(c)	700	700,000
Series 2014-B, 5.00%, 06/01/24	575	667,403
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	1,932,898
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	524,350
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	347,430
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,710,015
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	565,225
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,136,710
Series A, 5.00%, 06/01/45 (Call 06/01/27)	500	565,695
Series B, 5.00%, 06/01/19	920	935,576
Series B, 5.00%, 06/01/20	735	771,463
Series B, 5.00%, 06/01/21	355	383,457
Series B, 5.00%, 06/01/23	1,435	1,630,031
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,169,000
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,428,054
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,134,170

Security	Par (000)	Value

California (continued)
Eastern Municipal Water District RB, 1.46%, 07/01/46 (Put 11/29/18)(b)(c)	$900	$900,000
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	510,180
Series C, 0.00%, 08/01/32(a)	700	446,460
Series C, 0.00%, 08/01/33(a)	125	75,929
Series C, 0.00%, 08/01/34(a)	2,050	1,183,383
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	279,053
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	91,914
Series C, 0.00%, 08/01/46(a)	985	304,582
Series C, 0.00%, 08/01/51(a)	1,155	280,307
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,076,266
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	400,891
Series C, 5.00%, 08/01/40 (PR 08/01/21)	1,190	1,289,353
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR, RADIAN-IBCC)(a)	320	230,608
0.00%, 01/15/33(a)	750	401,318
0.00%, 01/15/34 (AGM)(a)	3,500	1,949,395
0.00%, 01/15/35 (AGM)(a)	300	158,976
Series A, 0.00%, 01/01/19 (ETM)(a)	565	564,333
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,078,550
Series A, 0.00%, 01/01/23 (ETM)(a)	225	206,057
Series A, 0.00%, 01/01/25 (ETM)(a)	880	760,813
Series A, 0.00%, 01/01/26 (ETM)(a)	540	451,688
Series A, 0.00%, 01/01/28 (ETM)(a)	440	342,483
Series A, 0.00%, 01/01/29 (ETM)(a)	500	374,105
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	748,948
Series A, 6.00%, 01/15/49 (Call 01/15/24)	360	409,374
Series A, 6.00%, 01/15/53 (Call 01/15/24)	2,145	2,434,832
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,143,660
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,950	1,995,766
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	118,215
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	357,091
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,012,870
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,025,120
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	555,320
Irvine Ranch Water District SA
5.25%, 02/01/46 (Call 08/01/26)	1,000	1,157,350
Series B, 1.44%, 10/01/41 (Put 11/30/18)(b)(c)	1,000	1,000,000
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	148,148
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,561,868
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	1,350	1,423,197
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	84,446
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	1,500	1,557,240
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,158,817
Series A, 5.00%, 08/01/20	500	526,855
Series A, 5.00%, 08/01/21	1,500	1,627,515

57

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/23	$735	$838,348
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,160,380
Series A, 5.00%, 08/01/29 (Call 08/01/24)	3,980	4,529,160
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,230,840
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,257,880
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,705	3,812,223
Series C, 5.00%, 08/01/21	200	217,002
Series C, 5.00%, 08/01/22	120	133,691
Series C, 5.00%, 08/01/25	260	308,402
Series C, 5.00%, 06/01/26	500	601,285
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,343,596
Los Angeles County Facilities Inc. RB, Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,125,000
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	2,670	2,805,476
Series A, 5.00%, 07/01/21	200	216,678
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	1,927,609
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	329,665
Series A, 5.00%, 06/01/36 (Call 06/01/26)	900	1,030,086
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,286,480
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,136,950
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	173,152
5.00%, 08/01/42 (Call 08/01/22)	500	542,235
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	557,730
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,937,088
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	593,112
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	859,214
Series A, 5.00%, 10/01/20	700	741,713
Los Angeles Department of Water & Power System Revenue RB
5.00%, 01/01/22 (Call 12/01/21)	500	548,215
5.00%, 01/01/24 (Call 12/01/23)	200	229,590
5.00%, 07/01/26 (Call 06/01/26)	500	599,895
Series A, 5.00%, 07/01/19	860	877,011
Series A, 5.00%, 07/01/20	1,000	1,052,340
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	535,887
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,399
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	972,755
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,489,344
Series A, 5.00%, 07/01/34 (Call 01/01/25)	6,435	7,234,935
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	575,235
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	781,611
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,000	2,220,000
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,118,250
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,122,140
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	654,557
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	558,525
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,483,239
Series B, 5.00%, 07/01/43 (Call 07/01/22)	2,945	3,186,873
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,029,817
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,158,570
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,124,590
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,734,915
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,107,000
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	551,205
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	551,205

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	$250	$263,983
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,255,400
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,352,662
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,246,000
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,128,790
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	555,310
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,147,058
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	277,500
Los Angeles Unified School District/CA GO 5.00%, 07/01/21	480	518,635
Series A, 5.00%, 07/01/20	1,000	1,050,580
Series A, 5.00%, 07/01/21	1,000	1,080,490
Series A, 5.00%, 07/01/22	2,300	2,542,788
Series A, 5.00%, 07/01/23	1,975	2,231,848
Series A, 5.00%, 07/01/24	1,620	1,866,710
Series A, 5.00%, 07/01/25	3,975	4,656,991
Series A, 5.00%, 07/01/26	1,000	1,187,960
Series A, 5.00%, 07/01/27	2,500	3,008,000
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,093,676
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,153,690
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	536,580
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,072,640
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,455,320
Series A-2, 5.00%, 07/01/21	3,230	3,489,983
Series B, 5.00%, 07/01/21	1,000	1,080,490
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,164,500
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	595,385
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	592,540
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,347,040
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,155,610
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,303,080
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,165,160
Series C, 5.00%, 07/01/21	500	540,245
Series C, 5.00%, 07/01/23	2,375	2,683,869
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,148,880
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	520,429
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,000	1,139,300
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	849,442
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	305,037
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	335,541
Series I, 5.00%, 07/01/27 (Call 07/01/19)	765	778,372
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	106,763
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	731,863
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	36,088
Series B, 0.00%, 08/01/51 (AGM)(a)	250	58,840
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	359,093
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	159,030
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/19	500	509,945
Series A, 5.00%, 07/01/22	4,000	4,453,000
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	583,780
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,861,313
Series A, 5.00%, 01/01/34 (Call 01/01/19)	100	100,234
Series A, 5.00%, 01/01/39 (Call 01/01/19)	265	265,586
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	281,148

58

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/20 (Call 07/01/20)	$1,000	$1,054,910
Series B, 5.00%, 08/01/21 (Call 07/01/21)	890	963,514
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	555,890
Series B-3, 1.45%, 07/01/35 (Put 12/03/18)(b)(c)	400	400,000
Series C, 5.00%, 07/01/19	2,240	2,284,554
Series C, 5.00%, 10/01/27	900	1,099,818
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	457,997
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	387,180
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,173,320
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	970,210
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	1,824,073
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	257,095
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,253,868
Series B, 5.00%, 11/01/24	275	319,250
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,542,869
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	580,030
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	946,512
0.00%, 08/01/34(a)	750	432,285
0.00%, 08/01/36(a)	1,915	997,140
0.00%, 08/01/38(a)	500	238,555
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	364,740
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	3,265	3,616,347
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,265,450
Orange County Sanitation District COP, Series A, 5.00%, 02/01/39 (PR 02/01/19)	1,000	1,005,540
Orange County Water District COP 5.00%, 08/15/39 (PR 08/15/19)	885	906,010
Series A, 1.35%, 08/01/42 (Put 11/30/18)(b)(c)	300	300,000
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,292,437
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	255,895
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	508,470
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	148,251
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	200	74,810
Series D, 0.00%, 08/01/40(a)	500	205,405
Series D, 0.00%, 08/01/46(a)	1,300	391,729
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,230,141
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,027,900
Poway Unified School District GO
0.00%, 08/01/31(a)	495	322,240
0.00%, 08/01/33(a)	250	146,488
0.00%, 08/01/35(a)	500	265,335
0.00%, 08/01/36(a)	1,000	502,960
0.00%, 08/01/38(a)	755	342,604
0.00%, 08/01/46(a)	3,450	1,057,563
Series B, 0.00%, 08/01/34(a)	500	278,600
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	1,210	1,243,856
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	2,250	2,347,560

Security	Par (000)	Value

California (continued)
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	$500	$554,215
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	571,545
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	488,159
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	466,297
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	858,727
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,084,980
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	330,708
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,151,220
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,148,100
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,110,530
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	766,025
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,108,890
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	4,000	4,377,440
Series E, 5.00%, 08/15/21	500	543,205
Series E, 5.00%, 08/15/24	500	582,950
Series F, 5.00%, 08/15/23	1,000	1,141,590
Series K, 5.25%, 07/01/24 (AMBAC)	250	281,378
Series X, 5.00%, 08/15/20	1,045	1,102,423
Series X, 5.00%, 08/15/21	150	162,962
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	188,391
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	64,834
Sacramento Transportation Authority RB, 1.25%, 10/01/38 (Put 11/29/18)(b)(c)	800	800,000
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	534,115
5.00%, 08/01/28 (Call 08/01/26)	500	594,095
5.00%, 08/01/30 (Call 08/01/23)	250	280,518
5.00%, 08/01/30 (Call 08/01/26)	590	692,247
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,338,600
5.00%, 08/01/41 (Call 08/01/26)	500	566,660
5.00%, 08/01/41 (PR 08/01/21)	210	227,533
5.00%, 08/01/43 (Call 08/01/23)	3,015	3,330,972
5.25%, 08/01/33 (PR 08/01/19)	100	102,405
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	328,895
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	495,349
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,118,620
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	277,896
San Diego County Regional Transportation Commission RB 5.00%, 04/01/48 (Call 04/01/24)	400	444,288
Series A, 4.00%, 04/01/21	4,560	4,799,446
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,249,140
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,612,260
Series A, 5.00%, 04/01/48 (Call 04/01/22)	4,500	4,827,870
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	605	671,417
5.00%, 05/01/34 (Call 11/01/22)	500	552,115
5.00%, 05/01/35 (Call 05/01/26)	2,000	2,283,420
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	575,305
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,115,150

59

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	$525	$581,994
5.00%, 05/15/23	985	1,119,994
Series A, 4.00%, 05/15/20	625	646,369
Series A, 4.00%, 05/15/21	200	210,798
Series A, 5.00%, 05/15/21	500	539,420
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	589,010
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	871,575
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	315,027
Series A, 5.25%, 05/15/34 (PR 05/15/19)	1,000	1,016,550
Series A, 5.25%, 05/15/39 (PR 05/15/19)	800	813,240
Series B, 5.00%, 05/15/19	1,065	1,081,497
Series B, 5.00%, 05/15/21 (PR 05/15/19)	140	142,162
Series B, 5.00%, 05/15/22 (PR 05/15/19)	510	517,757
Series B, 5.50%, 05/15/23 (PR 05/15/19)	2,045	2,080,644
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,163,870
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,784,745
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,025,350
San Diego Regional Building Authority RB, 5.38%, 02/01/36 (PR 02/01/19)	400	402,452
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	537,800
0.00%, 07/01/35(a)	300	161,271
0.00%, 07/01/36(a)	1,240	634,384
0.00%, 07/01/38(a)	1,930	899,206
0.00%, 07/01/39(a)	1,100	487,949
0.00%, 07/01/42(a)	215	83,353
0.00%, 07/01/45(a)	2,780	945,450
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	395,832
Series C, 0.00%, 07/01/46(a)	500	162,400
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	602,636
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	842,754
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,276,166
Series E, 0.00%, 07/01/32(a)	690	427,379
Series E, 0.00%, 07/01/42(a)	1,340	874,229
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	2,565	1,608,511
Series E, 0.00%, 07/01/49(a)	4,000	1,125,720
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,469,838
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	384,950
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,035,120
Series R-1, 0.00%, 07/01/31(a)	1,675	1,084,077
Series R-2, 0.00%, 07/01/40(a)	800	636,208
Series R-3, 5.00%, 07/01/20	1,755	1,846,576
Series R-3, 5.00%, 07/01/21	2,025	2,192,265
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	210,281
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	533,375
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	256,548
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	204,762
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	1,500	1,571,700
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,032,120
Series A, 5.00%, 08/01/47 (Call 08/01/27)	500	566,810
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	264,605

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	$365	$400,347
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	149,545
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,150	1,165,973
5.00%, 05/01/46 (Call 05/01/26)	1,850	2,041,845
Issue 32F, Second Series, 5.25%, 05/01/19 (NPFGC-FGIC)	1,290	1,309,221
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	979,962
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,160	1,191,865
Series A, 5.00%, 05/01/22	100	110,431
Series A, 5.00%, 05/01/26	1,000	1,193,350
Series B, 4.90%, 05/01/29 (Call 11/01/19)	485	498,323
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	273,003
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,092,759
Series B, 5.00%, 05/01/47 (Call 05/01/27)	2,500	2,785,100
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	449,604
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	334,262
Series D, 5.00%, 05/01/24 (Call 05/01/21)	640	687,520
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	32,257
Series D, 5.00%, 05/01/25	250	294,340
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,247,300
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	829,992
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,021,120
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	962,882
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,014,900
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,136,010
Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	997,550
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	754,497
San Joaquin County Transportation Authority RB 4.00%, 03/01/41 (Call 03/01/27)	500	512,910
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	540,105
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	261,874
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	166,775
0.00%, 01/01/22 (ETM)(a)	220	206,815
0.00%, 01/01/23 (ETM)(a)	450	412,943
0.00%, 01/01/26 (ETM)(a)	280	236,018
0.00%, 01/01/28 (ETM)(a)	750	586,403
5.00%, 01/15/34 (Call 01/15/25)	750	810,127
5.00%, 01/15/50 (Call 01/15/25)	3,750	3,963,937
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	310,764
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,496,640
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,108,808
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,067,210
San Marcos Unified School District GO 0.00%, 08/01/28(a)	655	483,410
Series B, 0.00%, 08/01/38(a)	565	261,375
Series B, 0.00%, 08/01/47(a)	500	149,670
Series B, 0.00%, 08/01/51(a)	1,500	373,560
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	500	570,270
5.00%, 09/01/45 (Call 09/01/28)	1,000	1,145,700

60

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 09/01/21 (NPFGC)(a)	$430	$407,279
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,266,960
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	250	218,788
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	403,085
0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,389,881
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,100	706,882
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	223,099
Santa Clara Valley Transportation Authority RB
Series B, 5.00%, 04/01/19	175	176,934
Series B, 5.00%, 04/01/20	430	448,735
Series D, 1.38%, 04/01/36 (Put 11/30/18)(b)(c)	400	400,000
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,579,059
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	586,097
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	715,820
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,717,260
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,017,380
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (Call 08/01/23)	1,000	1,107,580
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,036,360
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	612,945
5.00%, 07/01/26 (Call 01/01/25)	650	755,651
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	997,680
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	732,102
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,001,280
Series A, 4.00%, 07/01/21	725	765,564
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	674,681
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,016,820
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,024,960
Series C, 0.00%, 08/01/41(a)	650	258,830
Series C, 0.00%, 08/01/46(a)	1,000	301,630
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	560,905
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	2,765	2,803,406
Series L, 5.00%, 05/01/20	1,125	1,176,266
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,091,760
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	967,550
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	554,014
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	910,020
Series N, 5.00%, 05/01/19	500	506,945
Series N, 5.00%, 05/01/20	3,110	3,251,723
Series N, 5.00%, 05/01/21	840	904,848
Series O, 5.00%, 05/01/21	3,985	4,292,642
Series O, 5.00%, 05/01/22	5,225	5,777,335
State of California Department of Water Resources RB
4.00%, 12/01/35 (Call 12/01/26)	1,000	1,050,150
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	258,305
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	320	330,630
Series AS, 5.00%, 12/01/20 (ETM)	5	5,316
Series AS, 5.00%, 12/01/22	640	718,880
Series AS, 5.00%, 12/01/22 (ETM)	10	11,158

Security	Par (000)	Value

California (continued)
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	$400	$468,736
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,232,388
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,900	3,378,703
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	370,672
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,197,440
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	581,635
Series AX, 5.00%, 12/01/22	500	561,625
State of California GO
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	200	201,090
4.00%, 11/01/19	2,000	2,043,280
4.00%, 05/01/23	1,000	1,081,000
4.00%, 11/01/25	235	260,613
4.00%, 09/01/28 (Call 09/01/26)	250	270,525
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	4,790	4,986,055
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,754,020
4.00%, 09/01/34 (Call 09/01/26)	800	839,592
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,885,356
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,078,840
4.00%, 09/01/37 (Call 09/01/26)	2,005	2,074,934
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,064,020
4.00%, 11/01/44 (Call 11/01/24)	975	986,222
4.00%, 03/01/45 (Call 03/01/25)	500	506,170
4.00%, 08/01/45 (Call 08/01/25)	250	253,175
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,517,850
4.50%, 03/01/21 (Call 03/01/20)	660	681,589
5.00%, 02/01/19	430	432,374
5.00%, 08/01/19	6,775	6,926,489
5.00%, 10/01/19	4,335	4,455,946
5.00%, 12/01/19	750	775,065
5.00%, 08/01/20	5,065	5,332,787
5.00%, 09/01/20	170	179,432
5.00%, 10/01/20	4,000	4,231,680
5.00%, 11/01/20	5,900	6,257,127
5.00%, 12/01/20	550	584,392
5.00%, 02/01/21	100	106,692
5.00%, 09/01/21	2,945	3,190,083
5.00%, 11/01/21	3,175	3,453,606
5.00%, 02/01/22	1,600	1,748,096
5.00%, 09/01/22	2,220	2,458,828
5.00%, 08/01/23	955	1,077,889
5.00%, 09/01/23	3,465	3,917,425
5.00%, 10/01/23	1,000	1,132,460
5.00%, 11/01/23	1,375	1,559,704
5.00%, 11/01/23 (Call 11/01/20)	500	529,285
5.00%, 12/01/23	500	568,100
5.00%, 02/01/24 (Call 02/01/22)	220	240,647
5.00%, 08/01/24	750	861,622
5.00%, 10/01/24	2,500	2,880,200
5.00%, 11/01/24	650	749,905
5.00%, 11/01/24 (Call 11/01/20)	250	264,595
5.00%, 12/01/24 (Call 12/01/23)	400	453,872
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,115,320
5.00%, 03/01/25	1,300	1,507,597
5.00%, 03/01/25 (Call 03/01/20)	750	778,552
5.00%, 08/01/25	2,550	2,977,941
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,892,152
5.00%, 10/01/25 (Call 10/01/24)	400	460,360
5.00%, 11/01/25 (Call 11/01/20)	585	619,041
5.00%, 11/01/25 (Call 11/01/23)	300	339,552
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,440,962

61

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/26	$4,500	$5,310,585
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,682,652
5.00%, 10/01/26 (Call 10/01/24)	500	573,095
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,566,811
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,033,474
5.00%, 03/01/27 (Call 03/01/20)	300	311,271
5.00%, 03/01/27 (Call 03/01/25)	500	573,260
5.00%, 08/01/27 (Call 08/01/26)	500	586,860
5.00%, 09/01/27 (Call 09/01/21)	500	539,100
5.00%, 09/01/27 (Call 09/01/26)	1,000	1,174,950
5.00%, 11/01/27 (Call 11/01/23)	700	787,423
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,148,500
5.00%, 08/01/28 (Call 08/01/27)	1,500	1,779,375
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,101,890
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,363,380
5.00%, 09/01/29 (Call 09/01/26)	2,500	2,910,000
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,378,544
5.00%, 10/01/29 (Call 04/01/23)	850	938,714
5.00%, 10/01/29 (Call 04/01/26)	750	866,760
5.00%, 11/01/29 (Call 11/01/27)	715	847,418
5.00%, 08/01/30 (Call 08/01/27)	500	587,860
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,005,016
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,159,340
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,228,140
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,338,094
5.00%, 02/01/31 (Call 02/01/22)	500	541,165
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,608,990
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,310,940
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,178,916
5.00%, 11/01/31 (Call 11/01/23)	2,000	2,223,260
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,173,790
5.00%, 02/01/32 (Call 02/01/22)	500	540,370
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,230,300
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,451,710
5.00%, 10/01/32 (Call 10/01/24)	2,000	2,245,980
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,351,600
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,807,215
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,719,315
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,035,525
5.00%, 09/01/34 (Call 09/01/26)	500	571,180
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,738,805
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,136,980
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,138,000
5.00%, 08/01/36 (Call 08/01/28)	500	580,935
5.00%, 11/01/36 (Call 11/01/27)	845	971,733
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,331,380
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,925,598
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,105,940
5.00%, 09/01/41 (Call 09/01/21)	380	405,312
5.00%, 10/01/41 (Call 10/01/21)	4,675	4,995,985
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,072,860
5.00%, 09/01/42 (Call 09/01/22)	750	814,012
5.00%, 04/01/43 (Call 04/01/23)	910	984,747
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,278,370
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,753,634
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,116,000
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,162,844
5.00%, 11/01/47 (Call 11/01/27)	800	901,536
5.00%, 10/01/48 (Call 10/01/28)	2,000	2,271,100
5.25%, 09/01/22	2,815	3,143,088

Security	Par (000)	Value

California (continued)
5.25%, 10/01/22	$600	$671,298
5.25%, 02/01/23	500	563,465
5.25%, 09/01/25 (Call 09/01/21)	750	814,462
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,412,661
5.25%, 08/01/32 (AGM)	1,825	2,224,401
5.50%, 04/01/19	525	531,752
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,031,010
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,623,676
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,321,995
5.63%, 04/01/25 (Call 04/01/19)	350	354,232
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,012,230
5.75%, 04/01/31 (Call 04/01/19)	4,500	4,554,720
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,311,738
6.00%, 04/01/35 (Call 04/01/19)	185	187,398
6.00%, 11/01/35 (Call 11/01/19)	2,000	2,073,360
6.00%, 04/01/38 (Call 04/01/19)	3,920	3,971,470
6.00%, 04/01/38 (PR 04/01/19)	2,145	2,176,038
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,361,775
6.50%, 04/01/33 (Call 04/01/19)	1,400	1,420,594
6.50%, 04/01/33 (PR 04/01/19)	1,655	1,681,563
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,164,969
Series A, 5.00%, 07/01/19 (ETM)	1,150	1,172,678
Series A, 5.00%, 07/01/20 (PR 07/01/19)	5,015	5,113,896
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,835	3,916,071
Series B, 5.00%, 09/01/21	1,000	1,083,220
Series B, 5.00%, 09/01/22	1,265	1,401,089
Series B, 5.00%, 09/01/24	2,000	2,300,920
Series B, 5.00%, 09/01/25	1,000	1,169,400
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	515,290
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	738,730
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	952,675
Series AF, 5.00%, 05/15/20	685	718,079
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,092,660
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,109,000
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,610,101
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,950	4,440,906
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	769,475
Series AO, 5.00%, 05/15/19	1,160	1,177,910
Series AO, 5.00%, 05/15/23	500	566,690
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,506,970
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,121,640
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,382,845
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	1,000	982,750
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	510,110
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,297,900
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,143,720
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,170,050
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,023,358
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	503,120
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	865,102
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	1,500	1,700,595
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	4,000	4,509,880
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	567,620
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	590,057
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	589,677
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	513,695
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	297,311

62

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/15/26 (PR 05/15/22)	$230	$254,086
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	423,602
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	370,081
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	711,414
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	729,115
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,270,911
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	406,175
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,160,699
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	615,217
Series K, 4.00%, 05/15/46 (Call 05/15/26)	5,000	5,030,400
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	565,395
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	251,470
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,154,550
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,671,720
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	276,948
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	547,440
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,111,090
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	583,260
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	500	546,225
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	257,088

Security	Par (000)	Value

California (continued)
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	$400	$152,824
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	254,727
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	692,237
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	215,225
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	505,345

		1,022,643,224

Total Municipal Debt Obligations — 99.1% (Cost: $1,024,609,462)		1,022,643,224

Total Investments in Securities — 99.1% (Cost: $1,024,609,462)		1,022,643,224

Other Assets, Less Liabilities — 0.9%		8,957,296

Net Assets — 100.0%		$1,031,600,520

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,022,643,224	$—	$1,022,643,224

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
RADIAN-IBCC	Radian Asset Assurance — Insured Bond Custodial Certificate
RB	Revenue Bond

63

Schedule of Investments (unaudited) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$202,944
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.71%, 04/14/50	150	147,549
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	128,118
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	141,389
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	125	124,682
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	167,279
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48	50	49,666

		961,627

Total Collaterized Mortgage Obligations — 1.7% (Cost: $1,000,395)		961,627

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	25	25,438
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	25	23,401

		48,839
Aerospace & Defense — 0.4%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	24,278
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	25	24,581
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	5	4,802
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/20)(b)	25	23,736
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,057
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	25	24,840
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2	1,923
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	24,474
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5	4,723
3.20%, 02/01/27 (Call 11/01/26)	5	4,687
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	23,561
TransDigm Inc., 6.50%, 07/15/24 (Call 07/15/19)	50	50,073
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	25	22,355

		239,090
Agriculture — 0.2%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	9,070
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	10	9,250
3.56%, 08/15/27 (Call 05/15/27)	5	4,466
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	10	9,366
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	45	43,739
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	25	22,366

		98,257
Airlines — 0.1%
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	23,332
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	20	20,115

		43,447
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	4,527

Security	Par (000)	Value

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(b)	$25	$24,058
American Honda Finance Corp., 2.30%, 09/09/26	10	8,941
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	10	9,147
3.75%, 04/12/28 (Call 01/12/28)(b)	25	23,952
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	25	22,366
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	21,931
3.95%, 04/13/24 (Call 02/13/24)	5	4,733
4.30%, 07/13/25 (Call 04/13/25)	30	28,322
4.35%, 01/17/27 (Call 10/17/26)	25	23,109
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)(c)	25	21,619
Toyota Motor Credit Corp., 3.40%, 04/14/25	25	24,558

		212,736
Auto Parts & Equiptment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	22,689
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	24,407
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	23,765
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 12/31/18)(c)	25	24,643
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	5	5,120

		100,624
Banks — 4.1%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(a)(d)	25	23,809
3.42%, 12/20/28 (Call 12/20/27)(a)(d)	50	46,050
3.59%, 07/21/28 (Call 07/21/27)(a)(d)	25	23,444
3.88%, 08/01/25	10	9,816
4.00%, 04/01/24	30	29,958
4.13%, 01/22/24	25	25,122
4.20%, 08/26/24	25	24,736
4.45%, 03/03/26	75	73,935
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	47,723
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,168
3.25%, 05/16/27 (Call 02/16/27)	25	23,727
3.65%, 02/04/24 (Call 01/05/24)	10	9,927
Bank of Nova Scotia (The), 4.50%, 12/16/25	25	24,714
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	25	23,685
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	23,070
3.30%, 10/30/24 (Call 09/30/24)	75	70,102
3.75%, 04/24/24 (Call 03/24/24)	5	4,840
3.75%, 03/09/27 (Call 02/09/27)	5	4,608
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	22,829
3.52%, 10/27/28 (Call 10/27/27)(a)(d)	50	46,018
3.67%, 07/24/28 (Call 07/24/27)(a)(d)	25	23,371
3.89%, 01/10/28 (Call 01/10/27)(a)(d)	25	23,850
4.40%, 06/10/25	25	24,590
4.45%, 09/29/27	25	24,112
4.60%, 03/09/26	25	24,617
5.50%, 09/13/25	5	5,204
Commonwealth Bank of Australia, 2.85%, 05/18/26(b)	25	23,086
Deutsche Bank AG/London, 3.70%, 05/30/24	25	22,881
Fifth Third Bancorp
3.95%, 03/14/28 (Call 02/14/28)	50	48,852
4.30%, 01/16/24 (Call 12/16/23)	10	10,050

64

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	$75	$70,949
3.50%, 11/16/26 (Call 11/16/25)	40	36,943
3.81%, 04/23/29 (Call 04/23/28)(a)(d)	25	23,234
3.85%, 01/26/27 (Call 01/26/26)	40	37,749
4.00%, 03/03/24	25	24,564
4.22%, 05/01/29 (Call 05/01/28)(a)(d)	25	23,926
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	55	51,751
3.63%, 05/13/24	25	24,505
3.78%, 02/01/28 (Call 02/01/27)(a)(d)	50	47,943
3.90%, 07/15/25 (Call 04/15/25)	10	9,816
4.01%, 04/23/29 (Call 04/23/28)(a)(d)	25	24,118
4.13%, 12/15/26	25	24,404
4.20%, 07/23/29 (Call 07/23/28)(a)(d)	50	48,969
KeyCorp., 4.10%, 04/30/28	50	49,212
KfW
2.00%, 05/02/25	35	32,846
2.50%, 11/20/24	10	9,685
2.88%, 04/03/28(c)	25	24,490
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	27,198
2.00%, 01/13/25	35	32,912
2.38%, 06/10/25	10	9,589
Series 37, 2.50%, 11/15/27	5	4,737
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	24,249
3.78%, 03/02/25	25	24,724
3.96%, 03/02/28	15	14,821
Morgan Stanley
3.13%, 07/27/26	25	22,824
3.59%, 07/22/28 (Call 07/22/27)(a)(d)	25	23,286
3.63%, 01/20/27	25	23,558
3.77%, 01/24/29 (Call 01/24/28)(a)(d)	25	23,555
3.88%, 01/27/26	25	24,081
3.95%, 04/23/27	5	4,682
4.00%, 07/23/25	25	24,491
4.35%, 09/08/26	10	9,697
5.00%, 11/24/25	15	15,176
Series F, 3.88%, 04/29/24	5	4,921
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	20	18,845
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	5	4,699
3.90%, 04/29/24 (Call 03/29/24)	15	14,858
Royal Bank of Canada, 4.65%, 01/27/26	55	55,678
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	25	25,111
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	9,300
4.50%, 07/17/25 (Call 04/17/25)	40	38,974
Santander UK PLC, 4.00%, 03/13/24	25	24,782
State Street Corp., 2.65%, 05/19/26	35	32,137
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	50	47,306
3.54%, 01/17/28	25	23,946
3.78%, 03/09/26	25	24,499
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	24,834

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp
3.60%, 09/11/24 (Call 08/11/24)	$10	$9,796
3.95%, 11/17/25 (Call 10/17/25)	50	50,420
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15	13,424
Wells Fargo & Co.
3.00%, 02/19/25	10	9,364
3.00%, 04/22/26	25	22,995
3.00%, 10/23/26	25	22,829
3.30%, 09/09/24	25	23,916
3.58%, 05/22/28 (Call 05/22/27)(a)(d)	25	23,628
4.10%, 06/03/26	10	9,651
4.48%, 01/16/24	25	25,259
Westpac Banking Corp.
2.70%, 08/19/26	50	45,428
3.35%, 03/08/27	25	23,732

		2,316,910
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(b)	80	75,466
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	5	4,854
Coca-Cola Co. (The), 2.25%, 09/01/26	25	22,600
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	25	23,507
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)(b)	20	19,738
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	4,454
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	30	27,156
3.60%, 03/01/24 (Call 12/01/23)	25	25,072

		202,847
Biotechnology — 0.1%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	25	24,542
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	1,927
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	23,949
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5	4,581
3.50%, 02/01/25 (Call 11/01/24)	5	4,860
3.65%, 03/01/26 (Call 12/01/25)	25	24,268

		84,127
Building Materials — 0.2%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	22,299
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	22,658
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	9,948
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	25	22,512
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(b)	25	24,359
USG Corp., 4.88%, 06/01/27 (Call 06/01/22)(b)	25	25,051

		126,827
Chemicals — 0.3%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	25	28,562
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	25	24,002
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	4,538
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	24,087
Platform Specialty Products Corp., 5.88%, 12/01/25 (Call 12/01/20)(b)	25	24,382
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	25	24,122
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	5	4,584
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	25	21,913
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	25	24,602

		180,792

65

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.3%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	$25	$23,621
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(b)	25	24,679
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)	5	5,203
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	5	4,942
8.25%, 11/15/26 (Call 11/15/21)(b)	5	4,755
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	30,034
United Rentals North America Inc.
5.50%, 05/15/27 (Call 05/15/22)	25	23,588
5.75%, 11/15/24 (Call 05/15/19)	25	24,883

		141,705
Computers — 0.6%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	25	22,727
2.85%, 05/11/24 (Call 03/11/24)	15	14,445
2.90%, 09/12/27 (Call 06/12/27)	25	23,135
3.00%, 06/20/27 (Call 03/20/27)	25	23,372
3.25%, 02/23/26 (Call 11/23/25)	25	24,004
3.35%, 02/09/27 (Call 11/09/26)	5	4,806
3.45%, 05/06/24	25	24,755
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	10	9,447
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(b)	50	50,625
7.13%, 06/15/24 (Call 06/15/19)(b)	25	26,172
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	20	19,658
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	25,183
International Business Machines Corp., 7.00%, 10/30/25	25	29,154
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	20,602
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	22,807

		340,892
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The)
2.45%, 11/03/26	5	4,597
2.85%, 08/11/27	10	9,418

		14,015
Diversified Financial Services — 1.1%
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	25	22,172
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	25,560
American Express Co., 3.63%, 12/05/24 (Call 11/04/24)	25	24,319
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,019
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	15	13,934
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	10	9,304
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,769
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	23,439
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	5	4,789
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	23,670
3.95%, 11/06/24 (Call 08/06/24)	25	24,420
4.10%, 02/09/27 (Call 11/09/26)	50	46,504
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	23,240
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	24,683
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	30	29,772
Jefferies Group LLC, 6.45%, 06/08/27	10	10,597
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	25	23,740
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	4,782

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	$25	$23,770
Navient Corp., 6.13%, 03/25/24	25	23,375
ORIX Corp., 3.70%, 07/18/27	25	23,741
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(b)	25	23,798
Springleaf Finance Corp., 6.88%, 03/15/25	25	23,584
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	25	22,967
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	60	56,206
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	25	24,158

		600,312
Electric — 1.5%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(e)	200	194,484
AES Corp./VA, 5.13%, 09/01/27 (Call 09/01/22)	25	24,671
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,811
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	10	9,684
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	23,113
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	23,638
Calpine Corp., 5.88%, 01/15/24 (Call 12/31/18)(b)	25	25,002
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	9,346
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	10	9,966
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	22,709
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	10	8,920
3.15%, 08/15/27 (Call 05/15/27)	25	22,948
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	25	24,223
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	9,367
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	25	23,641
Enel Chile SA, 4.88%, 06/12/28	100	97,908
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	25	24,918
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	45	44,256
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	9,571
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	15	15,151
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	10	9,983
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	9,435
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	26,443
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	14,294
Pacific Gas & Electric Co., 3.50%, 06/15/25 (Call 03/15/25)	5	4,322
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,222
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	24,821
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	20	19,833
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	23,011
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	10	9,655
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	9,257
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,523
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	8,664
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25
(Call 02/15/25)	25	24,016

		830,806
Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	23,556
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,127

		32,683

66

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.1%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	$25	$23,163
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,261
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	22,933
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	24,217

		79,574
Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	22,727

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)(c)	25	22,257
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(b)	25	23,399

		45,656
Environmental Control — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(b)	25	22,498
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,696
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	23,470

		65,664
Food — 0.4%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 06/15/19)	25	24,079
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	23,171
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	24,366
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	45,770
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	22,103
3.95%, 07/15/25 (Call 04/15/25)	10	9,607
4.88%, 02/15/25 (Call 02/15/20)(b)	5	5,014
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	9,369
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	25	24,275
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	10	9,496
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	19,401
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(b)	25	23,492
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	10	9,396
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	5	4,627

		254,166
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	23,874

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,002
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	25	24,803

		34,805
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	23,220
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,310
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	9,895
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	23,573

		65,998
Health Care - Products — 0.5%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	23	22,487
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	25,362
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	30	27,946
3.73%, 12/15/24 (Call 09/15/24)	25	24,122
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	25	23,868

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc., 3.50%, 03/15/25	$30	$29,375
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	30	28,507
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	35	31,869
3.20%, 08/15/27 (Call 05/15/27)	10	9,208
4.15%, 02/01/24 (Call 11/01/23)	30	30,134
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	25	23,555

		276,433
Health Care - Services — 0.8%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	30	28,950
3.65%, 12/01/27 (Call 09/01/27)	55	51,527
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	24,762
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(b)	25	25,466
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	10	8,938
3.25%, 04/15/25 (Call 01/15/25)	5	4,718
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	25	24,003
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	25	24,837
Halfmoon Parent Inc., 4.38%, 10/15/28 (Call 07/15/28)(b)	25	24,574
HCA Inc.
5.38%, 02/01/25	50	50,450
5.63%, 09/01/28 (Call 03/01/28)	25	24,574
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	24,615
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	10	9,541
3.60%, 02/01/25 (Call 11/01/24)	25	24,069
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	24,878
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	25	23,864
5.13%, 05/01/25 (Call 05/01/20)	25	23,782
UnitedHealth Group Inc., 3.75%, 07/15/25	10	9,971

		433,519
Home Builders — 0.1%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	23,783
5.25%, 06/01/26 (Call 12/01/25)	25	23,969
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	24,685

		72,437
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	9,208

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	10	9,208
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	15	14,814
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	25	23,677

		47,699
Housewares — 0.1%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	28,558

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	8,679
Aflac Inc., 3.63%, 11/15/24	25	24,507
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	35	33,259
4.13%, 02/15/24	5	4,944
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	24,395

67

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	$15	$14,773
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,593
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	23,874
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	15	14,773
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	22,829
4.50%, 03/01/26 (Call 12/01/25)	20	19,823
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(b)	25	24,018
Genworth Holdings Inc., 4.90%, 08/15/23	25	21,609
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	24,821
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	4,760
Jackson National Life Global Funding
3.25%, 01/30/24(b)	25	24,223
3.88%, 06/11/25(b)	25	24,871
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	28,417
Manulife Financial Corp., 4.15%, 03/04/26	25	24,991
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	4,827
MetLife Inc., 3.60%, 04/10/24	5	4,964
New York Life Global Funding, 3.00%, 01/10/28(b)	25	23,313
Progressive Corp. (The), 2.45%, 01/15/27	15	13,472
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	50	49,300

		489,035
Internet — 0.3%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	5	4,452
3.38%, 02/25/24	5	4,994
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	35	33,200
3.80%, 12/05/24 (Call 09/05/24)	10	10,077
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	25	24,222
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	25	24,815
Netflix Inc., 4.38%, 11/15/26(c)	25	23,000
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	23,848
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	24,555

		173,163
Iron & Steel — 0.2%
ArcelorMittal, 6.13%, 06/01/25	25	26,319
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	25	22,988
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(b)	25	23,782
Vale Overseas Ltd., 6.25%, 08/10/26(c)	25	26,687

		99,776
Leisure Time — 0.0%
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	25	23,513

Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(b)	25	24,431
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	23,792

		48,223
Machinery — 0.2%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	25	24,749
Caterpillar Financial Services Corp., 3.25%, 12/01/24	25	24,405
John Deere Capital Corp., 3.45%, 03/13/25	25	24,620
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)	25	24,332

		98,106

Security	Par (000)	Value

Manufacturing — 0.1%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	$25	$23,520
3.00%, 08/07/25	5	4,814
General Electric Co., 3.45%, 05/15/24 (Call 02/13/24)	25	22,305
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	4,569
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	25	23,500

		78,708
Media — 1.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	24,015
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	25	21,856
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/22)(b)	25	23,742
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,013
5.88%, 04/01/24 (Call 04/01/19)(b)	25	25,209
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	30	29,821
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	8,754
3.15%, 03/01/26 (Call 12/01/25)	25	23,496
3.30%, 02/01/27 (Call 11/01/26)	25	23,431
3.60%, 03/01/24	5	4,964
4.15%, 10/15/28 (Call 07/15/28)	25	24,770
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	22,959
CSC Holdings LLC, 5.25%, 06/01/24	100	95,173
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)(b)	5	4,852
4.90%, 03/11/26 (Call 12/11/25)	25	25,229
DISH DBS Corp., 5.88%, 11/15/24	25	21,252
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	24,366
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/01/19)(b)	25	23,825
Sirius XM Radio Inc., 6.00%, 07/15/24 (Call 07/15/19)(b)	25	25,573
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(b)	25	22,762
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	23,685
Walt Disney Co. (The)
1.85%, 07/30/26	25	21,885
3.15%, 09/17/25	5	4,817
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	25	23,444
3.80%, 02/15/27 (Call 11/15/26)	10	9,330
4.05%, 12/15/23	5	4,977

		589,200
Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(b)	25	23,298
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	10	9,640

		32,938
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	23,244
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	25	22,798
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	15	15,045
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	5	4,956
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	25	27,126
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	25	22,893

		116,062
Office & Business Equipment — 0.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(c)	10	9,041

68

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 2.3%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$25	$23,719
5.55%, 03/15/26 (Call 12/15/25)	5	5,193
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)	25	23,818
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	25	23,014
3.22%, 11/28/23 (Call 09/28/23)	5	4,882
3.22%, 04/14/24 (Call 02/14/24)	25	24,275
3.28%, 09/19/27 (Call 06/19/27)	15	14,040
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	32,757
Chesapeake Energy Corp., 8.00%, 06/15/27 (Call 06/15/22)	10	9,537
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	23,505
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	199,856
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	25	26,359
Ecopetrol SA, 4.13%, 01/16/25	100	93,936
Ensco PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	20,689
EP Energy LLC/Everest Acquisition Finance Inc., 7.75%, 05/15/26 (Call 05/15/21)(b)	25	24,073
Equinor ASA
3.25%, 11/10/24	25	24,454
3.70%, 03/01/24	55	55,189
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	25	23,936
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	22,746
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	45	43,047
MEG Energy Corp., 7.00%, 03/31/24 (Call 12/31/18)(b)	25	23,398
Newfield Exploration Co., 5.63%, 07/01/24	25	25,556
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(b)	25	23,375
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	24,105
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(b)	25	23,915
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	24,823
Petrobras Global Finance BV, 6.25%, 03/17/24	75	75,853
Petroleos Mexicanos, 6.50%, 03/13/27	200	187,056
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(c)	25	22,750
Rowan Companies Inc., 4.75%, 01/15/24 (Call 10/15/23)	25	20,352
Shell International Finance BV
2.88%, 05/10/26	25	23,420
3.25%, 05/11/25	25	24,183
SM Energy Co., 5.00%, 01/15/24 (Call 12/31/18)	25	23,186
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	23,906
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	5	4,843
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(b)	25	25,595
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	30	27,298
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	4,800

		1,327,439
Oil & Gas Services — 0.1%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	24,010
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	25	21,176
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(b)	10	9,815
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(b)(c)	25	16,563

		71,564
Packaging & Containers — 0.2%
Ball Corp., 4.00%, 11/15/23	25	24,368

Security	Par (000)	Value

Packaging & Containers (continued)
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	$25	$23,914
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(c)	25	23,565
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(b)	25	23,048

		94,895
Pharmaceuticals — 1.0%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	25	23,898
4.25%, 11/14/28 (Call 08/14/28)	50	47,873
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	25	23,995
AstraZeneca PLC, 3.38%, 11/16/25	5	4,761
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(b)	25	24,581
6.13%, 04/15/25 (Call 04/15/20)(b)	25	23,503
7.00%, 03/15/24 (Call 03/15/20)(b)	25	26,135
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	5	4,702
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	25	22,548
3.88%, 07/20/25 (Call 04/20/25)	5	4,855
4.10%, 03/25/25 (Call 01/25/25)	25	24,632
4.30%, 03/25/28 (Call 12/25/27)	55	53,453
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 12/31/18)(b)	25	20,569
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	5	4,604
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	24,940
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	5	4,763
2.95%, 03/03/27 (Call 12/03/26)	5	4,771
3.38%, 12/05/23	30	30,469
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	5	4,890
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	25	23,832
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	22,958
Novartis Capital Corp., 3.40%, 05/06/24	25	24,697
Pfizer Inc.
3.00%, 12/15/26	5	4,759
3.40%, 05/15/24	35	34,816
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	22,509
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23	25	21,982
Valeant Pharmaceuticals International, 9.25%, 04/01/26 (Call 04/01/22)(b)	10	10,660
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	25	22,883

		569,038
Pipelines — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)	15	13,988
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	20	19,481
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	20	20,100
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	25	24,219
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	24,094
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	5	4,599
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	3	2,880
Energy Transfer LP, 5.88%, 01/15/24 (Call 10/15/23)	25	25,753
Energy Transfer Operating LP, 4.05%, 03/15/25 (Call 12/15/24)	25	23,649

69

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	$25	$24,843
4.15%, 10/16/28 (Call 07/16/28)	25	24,401
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	25	24,046
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,122
4.88%, 06/01/25 (Call 03/01/25)	25	25,145
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	23,873
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	25	24,180
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	5	4,845
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,004
5.63%, 03/01/25 (Call 12/01/24)	25	26,065
5.88%, 06/30/26 (Call 12/31/25)	10	10,528
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	30	30,395
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	26,035
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 12/31/18)	25	23,757
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	24,346
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	25	24,098
4.55%, 06/24/24 (Call 03/24/24)	25	25,092

		515,538

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	24,772

Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	20,264
China Evergrande Group, 8.75%, 06/28/25 (Call 06/28/21)(e)	200	164,280
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	25	23,750

		208,294
Real Estate Investment Trusts — 1.3%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	25	24,788
American Tower Corp.
3.55%, 07/15/27 (Call 04/15/27)	5	4,631
4.00%, 06/01/25 (Call 03/01/25)	25	24,295
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	24,588
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	20	18,871
3.80%, 02/01/24 (Call 11/01/23)	25	24,535
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	23,932
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(c)	10	8,285
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	5	4,599
3.80%, 02/15/28 (Call 11/15/27)	25	23,295
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	25	25,447
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	4,848
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	25,321
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	9,402
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	25	23,897
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	23,691
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	30	29,825

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	$5	$4,846
4.00%, 06/01/25 (Call 03/01/25)	25	24,224
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	25	24,225
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	23,947
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(b)	25	22,120
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	23,834
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	10	9,371
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	22,449
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	25,237
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2	1,964
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	23,662
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	9,708
4.50%, 04/01/27 (Call 01/01/27)(c)	5	4,785
5.25%, 01/15/26 (Call 10/15/25)	25	25,195
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	5	4,968
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	15	13,940
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	25	24,820
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	4,715
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	24,270
Simon Property Group LP, 3.38%, 10/01/24 (Call 07/01/24)	10	9,727
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 04/15/19)	25	23,140
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	5	4,596
3.50%, 02/01/25 (Call 11/01/24)	40	38,025
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	9,224
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	24,348

		751,590
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(b)	25	23,659
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	10	10,160
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	5	4,851
3.00%, 05/18/27 (Call 02/18/27)	5	4,733
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	32,745
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(b)	25	24,533
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	5	4,625
3.35%, 09/15/25 (Call 06/15/25)	40	39,131
3.75%, 02/15/24 (Call 11/15/23)	25	25,258
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	24,480
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	24,482
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	5	4,712
3.38%, 09/15/25 (Call 06/15/25)	25	24,244
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	10	9,646
3.70%, 01/30/26 (Call 10/30/25)	25	24,407
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	25	19,121
QVC Inc., 4.85%, 04/01/24	30	29,343
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	23,984

70

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	$25	$23,700
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	15	14,019
3.80%, 11/18/24 (Call 08/18/24)	25	24,415
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	35	34,650

		450,898
Semiconductors — 0.3%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	5	4,858
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	5	4,522
3.50%, 01/15/28 (Call 10/15/27)	15	13,043
3.63%, 01/15/24 (Call 11/15/23)	5	4,727
3.88%, 01/15/27 (Call 10/15/26)	25	22,515
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,081
3.70%, 07/29/25 (Call 04/29/25)	5	4,963
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	25	25,176
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	25	23,535
3.25%, 05/20/27 (Call 02/20/27)	25	22,978
3.45%, 05/20/25 (Call 02/20/25)	5	4,754
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	4,653
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3	2,833

		161,638
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,182

Software — 0.5%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	4,653
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	5	4,587
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	10	9,966
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	25	24,145
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	5	4,533
First Data Corp., 7.00%, 12/01/23 (Call 12/01/18)(b)	25	25,875
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	9,814
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	25	22,890
3.13%, 11/03/25 (Call 08/03/25)	25	24,271
3.30%, 02/06/27 (Call 11/06/26)	5	4,869
3.63%, 12/15/23 (Call 09/15/23)	50	50,450
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	25	22,869
3.25%, 11/15/27 (Call 08/15/27)	25	23,746
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(b)	30	32,327
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	10	8,965

		273,960
Telecommunications — 1.4%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	50	46,531
3.80%, 03/01/24 (Call 01/01/24)	25	24,426
4.10%, 02/15/28 (Call 11/15/27)	25	23,529
4.13%, 02/17/26 (Call 11/17/25)	25	24,154
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(e)	200	193,784
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	25	25,636

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
3.50%, 06/15/25	$25	$24,768
3.63%, 03/04/24	5	5,023
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	23,190
Frontier Communications Corp.
8.50%, 04/01/26 (Call 04/01/21)(b)	25	22,691
11.00%, 09/15/25 (Call 06/15/25)	25	17,669
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	23,419
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/19)(b)	25	26,074
8.50%, 10/15/24 (Call 10/15/20)(b)	20	19,804
Juniper Networks Inc., 4.50%, 03/15/24	10	10,083
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 01/15/19)	25	24,507
Sprint Corp.
7.13%, 06/15/24	25	25,376
7.88%, 09/15/23	25	26,294
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	23,103
6.50%, 01/15/26 (Call 01/15/21)	25	25,952
Verizon Communications Inc.
2.63%, 08/15/26	5	4,479
3.50%, 11/01/24 (Call 08/01/24)	40	39,020
4.13%, 03/16/27	25	24,718
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	25	23,374
Vodafone Group PLC
4.13%, 05/30/25	25	24,381
4.38%, 05/30/28	25	23,943

		775,928
Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	24,163

Toys, Games & Hobbies — 0.0%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	23,661

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	10	9,627
3.65%, 09/01/25 (Call 06/01/25)	25	24,987
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	20	19,331
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	10	9,452
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	5	4,668
3.80%, 03/01/28 (Call 12/01/27)	40	38,713
FedEx Corp., 3.20%, 02/01/25	25	23,904
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(e)	200	190,316
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	25	23,019
3.75%, 07/15/25 (Call 05/15/25)	25	24,852

		368,869
Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	25	24,914
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	25	25,175
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(b)	25	23,044

		73,133

Total Corporate Bonds & Notes — 25.6% (Cost: $15,238,144)		14,576,081

71

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(f)

Argentina — 0.2%
Argentine Republic Government International Bond, 7.50%, 04/22/26	$150	$127,337

Brazil — 0.3%
Brazilian Government International Bond, 4.63%, 01/13/28 (Call 10/13/27)	200	189,340

Canada — 0.3%
Province of Alberta Canada, 3.30%, 03/15/28	45	44,374
Province of British Columbia Canada, 2.25%, 06/02/26	5	4,676
Province of Ontario Canada
2.50%, 04/27/26	30	28,358
3.20%, 05/16/24	5	4,982
Province of Quebec Canada
2.75%, 04/12/27	5	4,769
Series QO, 2.88%, 10/16/24	50	49,015

		136,174

Chile — 0.3%
Chile Government International Bond, 3.24%, 02/06/28 (Call 11/06/27)	200	188,832

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 01/25/27(e)	100	98,024

Indonesia — 0.3%
Indonesia Government International Bond, 3.85%, 07/18/27(e)	200	187,086

Oman — 0.3%
Oman Government International Bond, 5.38%, 03/08/27(e)	200	184,008

Peru — 0.2%
Peruvian Government International Bond, 4.13%, 08/25/27	80	81,327

Philippines — 0.2%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	100	124,571

Russia — 0.3%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(e)	200	187,640

Saudi Arabia — 0.4%
Saudi Government International Bond, 4.00%, 04/17/25(e)	200	196,662

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	96,309

South Korea — 0.4%
Export-Import Bank of Korea, 2.38%, 04/21/27	250	221,090

Supranational — 0.5%
Asian Development Bank
2.00%, 04/24/26	10	9,280
2.50%, 11/02/27	25	23,709
2.63%, 01/12/27	5	4,812
2.75%, 01/19/28(c)	20	19,340
European Investment Bank
0.00%, 11/06/26	30	23,093
1.88%, 02/10/25	5	4,662
2.13%, 04/13/26	25	23,435
2.38%, 05/24/27	35	32,988
3.25%, 01/29/24	5	5,048

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank
2.13%, 01/15/25	$25	$23,700
2.38%, 07/07/27	5	4,706
3.00%, 02/21/24	25	24,965
3.13%, 09/18/28	25	24,869
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	23,730
2.50%, 07/29/25	25	24,164

		272,501

Turkey — 0.2%
Turkey Government International Bond, 7.38%, 02/05/25	100	98,843

Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 09/01/25(e)	150	131,278

Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(e)(g)	15	3,433
9.25%, 05/07/28(e)(g)	40	9,308

		12,741

Total Foreign Government Obligations — 4.5% (Cost: $2,658,573)		2,533,763

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 48.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	24	23,392
2.50%, 12/01/48(h)	10	9,216
3.00%, 12/01/33(h)	225	221,440
3.00%, 07/01/46	26	24,752
3.00%, 08/01/46	199	189,678
3.00%, 09/01/46	98	94,520
3.00%, 10/01/46	50	47,851
3.00%, 12/01/46	134	128,160
3.00%, 01/01/47	100	95,482
3.00%, 02/01/47	301	287,558
3.00%, 06/01/47	152	144,896
3.00%, 08/01/47	35	33,693
3.00%, 09/01/47	77	73,725
3.00%, 10/01/47	59	56,234
3.00%, 12/01/48(h)	13	12,385
3.50%, 12/01/33(h)	100	100,227
3.50%, 10/01/42	124	122,419
3.50%, 04/01/47	197	193,478
3.50%, 07/01/47	80	78,751
3.50%, 08/01/47	23	22,341
3.50%, 09/01/47	84	82,391
3.50%, 12/01/47	24	23,068
3.50%, 02/01/48	238	233,313
3.50%, 03/01/48	42	40,991
3.50%, 05/01/48	100	98,601
3.50%, 12/01/48(h)	2,698	2,645,294
4.00%, 02/01/46	350	352,711
4.00%, 10/01/47	13	13,564
4.00%, 01/01/48	138	139,355
4.00%, 06/01/48	73	73,325
4.00%, 12/01/48(h)	895	900,017
4.50%, 12/01/48(h)	700	719,592
5.00%, 12/01/41	620	659,132

72

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
5.00%, 04/01/48	$75	$78,387
5.00%, 07/01/48	87	90,601
Federal National Mortgage Association
2.50%, 12/01/33(h)	25	24,108
2.50%, 12/01/48(h)	80	73,755
3.00%, 02/01/31	24	23,736
3.00%, 02/01/32	25	24,270
3.00%, 06/01/32	23	22,861
3.00%, 11/01/32	23	23,095
3.00%, 12/01/32	24	23,318
3.00%, 01/01/33	25	24,212
3.00%, 02/01/33	23	23,073
3.00%, 12/01/33(h)	98	96,687
3.00%, 03/01/45	147	141,115
3.00%, 05/01/45	69	66,164
3.00%, 08/01/46	73	69,426
3.00%, 11/01/46	186	177,304
3.00%, 12/01/46	118	112,667
3.00%, 01/01/47	170	163,068
3.00%, 02/01/47	673	642,372
3.00%, 03/01/47	425	406,207
3.00%, 07/01/47	173	164,663
3.00%, 08/01/47	24	23,367
3.00%, 12/01/48(h)	248	236,360
3.50%, 03/01/33	24	24,534
3.50%, 04/01/33	48	48,174
3.50%, 05/01/33	25	25,181
3.50%, 12/01/33(h)	97	97,269
3.50%, 02/01/45	30	29,544
3.50%, 01/01/46	39	38,457
3.50%, 03/01/46	159	157,675
3.50%, 07/01/46	20	19,299
3.50%, 08/01/46	937	920,903
3.50%, 10/01/46	248	243,640
3.50%, 12/01/46	161	157,701
3.50%, 01/01/47	111	109,233
3.50%, 02/01/47	90	88,326
3.50%, 05/01/47	44	43,505
3.50%, 11/01/47	25	24,263
3.50%, 01/01/48	51	50,674
3.50%, 02/01/48	532	522,121
3.50%, 04/01/48	49	48,026
3.50%, 05/01/48	27	26,342
3.50%, 12/01/48(h)	130	127,457
3.50%, 11/01/51	689	681,628
4.00%, 05/01/33	36	36,261
4.00%, 06/01/33	36	36,726
4.00%, 07/01/33	27	27,990
4.00%, 12/01/33(h)	45	45,828
4.00%, 06/01/38	34	34,734
4.00%, 01/01/45	149	150,608
4.00%, 06/01/46	196	198,633
4.00%, 07/01/46	1,183	1,192,208
4.00%, 09/01/47	25	24,956
4.00%, 10/01/47	127	128,549
4.00%, 01/01/48	199	200,365
4.00%, 09/01/48	31	30,938
4.00%, 12/01/48(h)	433	435,390
4.50%, 12/01/33(h)	25	25,383
4.50%, 01/01/44	412	425,096

Security	Par (000)	Value

Mortgage-Backed Securities(continued)
4.50%, 02/01/46	$53	$54,735
4.50%, 10/01/47	25	26,043
4.50%, 03/01/48	40	41,119
4.50%, 06/01/48	35	36,401
4.50%, 07/01/48	25	26,067
4.50%, 12/01/48(h)	440	452,324
5.00%, 03/01/48	22	22,896
5.00%, 04/01/48	90	94,675
5.00%, 05/01/48	40	42,549
5.00%, 12/01/48(h)	219	229,103
5.50%, 01/01/47	35	38,254
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	85,527
Series K056, Class A2, 2.53%, 05/25/26	35	32,801
Series K066, Class A2, 3.12%, 06/25/27	100	96,506
Series K078, Class A2, 3.85%, 06/25/28	175	177,375
Government National Mortgage Association
2.50%, 01/20/47	66	61,605
2.50%, 12/01/48(h)	4	3,267
3.00%, 05/20/45	319	308,607
3.00%, 10/20/45	27	26,570
3.00%, 02/20/46	95	91,942
3.00%, 05/20/46	73	70,785
3.00%, 06/20/46	93	89,669
3.00%, 07/20/46	78	75,056
3.00%, 08/20/46	418	403,427
3.00%, 09/20/46	245	236,561
3.00%, 12/20/46	125	120,551
3.00%, 02/20/47	72	69,410
3.00%, 11/20/47	547	526,635
3.00%, 12/20/47	441	424,782
3.00%, 12/01/48(h)	475	457,197
3.50%, 11/20/45	169	167,503
3.50%, 12/20/45	16	16,017
3.50%, 03/20/46	202	199,737
3.50%, 04/20/46	93	92,619
3.50%, 06/20/46	345	342,208
3.50%, 10/20/46	1,144	1,133,502
3.50%, 12/20/46	78	77,714
3.50%, 01/20/47	23	22,872
3.50%, 02/20/47	61	60,481
3.50%, 03/20/47	70	69,166
3.50%, 12/15/47	93	91,758
3.50%, 04/20/48	138	136,808
4.00%, 07/20/47	99	99,957
4.00%, 03/20/48	225	227,733
4.00%, 04/20/48	150	151,886
4.00%, 05/20/48	207	209,163
4.00%, 11/20/48	50	50,629
4.00%, 12/01/48(h)	1,754	1,775,274
4.50%, 10/20/46	160	166,073
4.50%, 06/20/47	26	26,557
4.50%, 04/20/48	106	109,376
4.50%, 08/20/48	346	357,119
4.50%, 12/01/48(h)	242	249,610
5.00%, 08/20/48	25	25,969
5.00%, 12/01/48(h)	200	208,625

		27,640,780

73

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	$50	$48,997
3.13%, 06/13/25	135	134,573

		183,570

U.S. Government Obligations — 18.3%
U.S. Treasury Note/Bond
1.50%, 08/15/26	125	112,535
1.63%, 05/15/26	300	273,612
2.00%, 04/30/24	775	740,875
2.00%, 02/15/25	300	284,445
2.00%, 08/15/25	900	849,488
2.00%, 11/15/26	175	163,051
2.13%, 03/31/24	150	144,431
2.25%, 12/31/23	300	291,185
2.25%, 01/31/24	300	291,022
2.25%, 10/31/24	2,000	1,929,699
2.25%, 11/15/24	150	144,630
2.25%, 12/31/24	600	578,194
2.25%, 11/15/25	180	172,301
2.25%, 02/15/27	475	449,998
2.25%, 08/15/27	900	848,948
2.38%, 08/15/24	300	291,792
2.38%, 05/15/27	175	167,166
2.63%, 03/31/25	1,200	1,180,040
2.75%, 02/15/28	250	244,859
2.88%, 05/15/28	150	148,316
2.88%, 08/15/28	250	247,058
6.00%, 02/15/26	100	119,878
6.50%, 11/15/26	60	75,052
6.63%, 02/15/27	350	443,107
6.75%, 08/15/26	150	189,276

		10,380,958

Total U.S. Government & Agency Obligations — 67.2% (Cost: $38,753,616)		38,205,308

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(i)(j)	9,553	$9,554,415
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(i)(j)(k)	381	380,744

		9,935,159

Total Short-Term Investments — 17.5% (Cost: $9,935,875)		9,935,159

Total Investments in Securities — 116.5% (Cost: $67,586,603)		66,211,938

Other Assets, Less Liabilities — (16.5)%		(9,395,314)

Net Assets — 100.0%		$ 56,816,624

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Investments are denominated in U.S. dollars.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,015	—	(2,462	)(a)	9,553	$9,554,415	$172,918		$(1,713)	$1,181
BlackRock Cash Funds: Treasury, SL Agency Shares	490	—	(109	)(a)	381	380,744	4,070	(b)	—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	5	—	—		5	4,699	123		—	(113)
3.90%, 04/29/24(c)	15	—	—		15	14,858	346		—	(350)

						$9,954,716	$177,457		$(1,713)	$718

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

74

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 5-10 Year USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$961,627	$—	$961,627
Corporate Bonds & Notes	—	14,576,081	—	14,576,081
Foreign Government Obligations	—	2,533,763	—	2,533,763
U.S. Government & Agency Obligations	—	38,205,308	—	38,205,308
Money Market Funds	9,935,159	—	—	9,935,159

	$9,935,159	$56,276,779	$—	$66,211,938

75

Schedule of Investments (unaudited) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$10	$9,277
5.63%, 11/15/43	15	14,786

		24,063

Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	30	28,228
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	24,510
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	8,496
3.55%, 03/01/38 (Call 09/01/37)	175	159,911
3.65%, 03/01/47 (Call 09/01/46)	10	8,884
5.88%, 02/15/40	10	12,112
6.13%, 02/15/33	50	60,864
6.88%, 03/15/39	10	13,235
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	23,762
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	15,046
5.05%, 04/27/45 (Call 10/27/44)	75	76,008
6.15%, 12/15/40	10	11,399
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	100	97,245
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	35	31,758
3.80%, 03/01/45 (Call 09/01/44)	58	51,522
4.07%, 12/15/42	100	92,841
4.09%, 09/15/52 (Call 03/15/52)	15	13,600
4.50%, 05/15/36 (Call 11/15/35)	45	45,199
4.70%, 05/15/46 (Call 11/15/45)	157	160,116
Series B, 6.15%, 09/01/36	50	59,214
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	125	109,334
4.03%, 10/15/47 (Call 04/15/47)	113	101,236
4.75%, 06/01/43	3	3,002
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	32,524
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	9,976
4.70%, 12/15/41	10	10,507
4.88%, 10/15/40	26	27,958
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	59	54,515
4.80%, 12/15/43 (Call 06/15/43)	65	64,272
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	105	87,467
4.15%, 05/15/45 (Call 11/16/44)	125	111,804
4.45%, 11/16/38 (Call 05/16/38)	50	47,969
4.50%, 06/01/42	279	261,211
5.40%, 05/01/35	25	26,359
6.05%, 06/01/36	25	28,110
6.13%, 07/15/38	17	19,380
7.50%, 09/15/29	25	31,463

		2,021,037

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	75	60,332
4.25%, 08/09/42	63	53,980
4.50%, 05/02/43	30	26,473
5.38%, 01/31/44	117	115,288

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	$50	$44,513
4.02%, 04/16/43	110	102,507
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	122	102,797
4.54%, 08/15/47 (Call 02/15/47)	169	137,679
Philip Morris International Inc.
3.88%, 08/21/42	44	37,457
4.13%, 03/04/43	80	70,560
4.25%, 11/10/44	80	71,911
4.38%, 11/15/41	60	54,753
4.50%, 03/20/42	75	69,712
4.88%, 11/15/43	35	34,140
6.38%, 05/16/38	15	17,319
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	98,918
5.85%, 08/15/45 (Call 02/12/45)	75	72,505
6.15%, 09/15/43	35	34,804
7.25%, 06/15/37	51	57,397

		1,263,045

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	20	16,834
3.63%, 05/01/43 (Call 11/01/42)	25	22,187
3.88%, 11/01/45 (Call 05/01/45)	47	43,477
VF Corp., 6.45%, 11/01/37	26	31,628

		114,126

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	108	144,192
Ford Motor Co.
4.75%, 01/15/43	180	135,666
5.29%, 12/08/46 (Call 06/08/46)	50	40,168
7.40%, 11/01/46	25	24,359
7.45%, 07/16/31	60	62,014
General Motors Co.
5.00%, 04/01/35	103	87,556
5.15%, 04/01/38 (Call 10/01/37)	110	94,251
5.20%, 04/01/45	85	71,278
6.25%, 10/02/43	63	58,222
6.60%, 04/01/36 (Call 10/01/35)	31	30,637
6.75%, 04/01/46 (Call 10/01/45)	53	51,790

		800,133

Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	25	21,349
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	44,919

		66,268

Banks — 4.3%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	231	216,119
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	130	122,443
4.88%, 04/01/44	20	19,995
5.00%, 01/21/44	151	153,553
5.88%, 02/07/42	35	39,980
6.11%, 01/29/37	125	136,272
7.75%, 05/14/38	100	128,948
Series L, 4.75%, 04/21/45	65	63,114
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	95	87,657
Barclays PLC, 4.95%, 01/10/47	200	173,196

76

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	$100	$103,271
Citigroup Inc.
4.28%, 04/24/48 (Call 10/24/47)(b)(c)	67	60,894
4.65%, 07/30/45	67	63,748
4.75%, 05/18/46	150	138,229
5.30%, 05/06/44	114	114,007
6.13%, 08/25/36	100	109,960
6.63%, 06/15/32	88	100,835
6.68%, 09/13/43	20	23,526
8.13%, 07/15/39	150	206,292
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	175	156,884
Cooperatieve Rabobank UA, 5.25%, 08/04/45	250	251,442
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	122,624
Fifth Third Bancorp., 8.25%, 03/01/38	77	101,910
Goldman Sachs Capital I, 6.35%, 02/15/34	170	188,804
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	65	56,774
4.75%, 10/21/45 (Call 04/21/45)	100	94,713
4.80%, 07/08/44 (Call 01/08/44)	115	110,158
5.15%, 05/22/45	140	134,091
6.25%, 02/01/41	180	204,449
6.45%, 05/01/36	25	27,786
6.75%, 10/01/37	263	300,391
HSBC Capital Funding Dollar 1 LP, 10.18%, 12/29/49 (Call 06/30/30)(a)(b)(c)(d)	50	72,486
HSBC Holdings PLC
6.10%, 01/14/42	115	132,317
6.50%, 05/02/36	100	111,991
6.50%, 09/15/37	215	241,628
6.80%, 06/01/38	150	174,351
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	196	174,505
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	50	42,821
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	125	108,205
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	90	78,755
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	150	136,923
4.85%, 02/01/44	50	50,096
4.95%, 06/01/45	125	124,150
5.40%, 01/06/42	5	5,384
5.50%, 10/15/40	100	108,688
5.60%, 07/15/41	12	13,265
5.63%, 08/16/43	104	112,720
6.40%, 05/15/38	160	192,099
KfW
0.00%, 04/18/36(e)	150	82,086
0.00%, 06/29/37(e)	202	105,983
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	182,100
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)(c)	140	125,103
4.30%, 01/27/45	160	145,114
4.38%, 01/22/47	100	91,608
6.38%, 07/24/42	133	158,475
7.25%, 04/01/32	79	98,399
RBS Capital Trust II, 6.43%, 12/29/49 (Call 01/03/34)(b)(c)(d)	25	29,857
Regions Financial Corp., 7.38%, 12/10/37	25	31,113
Royal Bank of Scotland Group PLC
5.08%, 01/27/30 (Call 01/27/29)(b)(c)	200	191,490
7.65%, 12/31/49 (Call 09/30/31)(b)(c)(d)	50	62,089
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	195,892
Wachovia Corp., 5.50%, 08/01/35	40	42,278

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	$109	$96,785
4.65%, 11/04/44	175	162,643
4.75%, 12/07/46	5	4,743
4.90%, 11/17/45	170	162,962
5.38%, 02/07/35	41	44,111
5.38%, 11/02/43	175	178,911
5.61%, 01/15/44	150	158,793
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	301,410

		8,344,394

Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(a)	250	235,092
4.90%, 02/01/46 (Call 08/01/45)(a)	310	288,334
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	8,227
4.63%, 02/01/44	138	123,266
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	55,807
4.44%, 10/06/48 (Call 04/06/48)	251	217,379
4.60%, 04/15/48 (Call 10/15/47)	275	246,581
5.88%, 06/15/35	75	81,728
8.20%, 01/15/39	280	369,779
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	50	50,566
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	60	49,948
4.50%, 05/09/47 (Call 11/09/46)	25	22,504
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	23,312
5.88%, 09/30/36	35	40,620
Diageo Investment Corp., 4.25%, 05/11/42	77	75,045
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	22,754
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	100	85,861
4.50%, 11/15/45 (Call 08/15/45)	10	8,705
5.09%, 05/25/48 (Call 11/25/47)(a)	30	28,446
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	120	99,694
5.00%, 05/01/42	89	83,531
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	175	151,959
3.60%, 08/13/42	75	67,413
4.00%, 03/05/42	10	9,543
4.00%, 05/02/47 (Call 11/02/46)	94	89,470
4.25%, 10/22/44 (Call 04/22/44)	25	24,691
4.60%, 07/17/45 (Call 01/17/45)	25	25,926

		2,586,181

Biotechnology — 0.8%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	165	150,723
4.66%, 06/15/51 (Call 12/15/50)	300	276,174
5.15%, 11/15/41 (Call 05/15/41)	100	101,331
5.65%, 06/15/42 (Call 12/15/41)	50	53,791
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	23	23,335
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	119,846

77

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	$150	$125,209
4.63%, 05/15/44 (Call 11/15/43)	105	91,888
5.00%, 08/15/45 (Call 02/15/45)	113	103,446
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	7	6,397
4.15%, 03/01/47 (Call 09/01/46)	160	142,318
4.50%, 02/01/45 (Call 08/01/44)	100	93,479
4.60%, 09/01/35 (Call 03/01/35)	55	53,694
4.75%, 03/01/46 (Call 09/01/45)	125	120,409
4.80%, 04/01/44 (Call 10/01/43)	70	68,216
5.65%, 12/01/41 (Call 06/01/41)	58	62,995

		1,593,251

Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	36,051
4.63%, 07/02/44 (Call 01/02/44)(f)	25	22,885
4.95%, 07/02/64 (Call 01/02/64)(f)	25	23,042
5.13%, 09/14/45 (Call 03/14/45)	35	34,399
Lafarge SA, 7.13%, 07/15/36	60	69,554
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	44,027
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	20	16,691
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	35	26,366
7.00%, 12/01/36	29	32,776
Votorantim Cimentos SA, 7.25%, 04/05/41	200	201,408
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	20	16,456

		523,655

Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	42,320
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	25	24,410
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	24,926
CF Industries Inc.
4.95%, 06/01/43	50	38,757
5.15%, 03/15/34	35	30,106
5.38%, 03/15/44	50	42,134
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	13,412
4.38%, 11/15/42 (Call 05/15/42)	127	109,061
4.63%, 10/01/44 (Call 04/01/44)	10	8,878
5.25%, 11/15/41 (Call 08/15/41)	13	12,589
7.38%, 11/01/29	130	156,004
9.40%, 05/15/39	31	43,220
DowDuPont Inc.
5.32%, 11/15/38 (Call 05/15/38)	100	102,002
5.42%, 11/15/48 (Call 05/15/48)	50	51,336
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	64,691
4.80%, 09/01/42 (Call 03/01/42)	20	17,980
EI du Pont de Nemours & Co., 4.15%, 02/15/43(g)	46	49,697
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	35	30,662
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	98	88,301
5.25%, 07/15/43	78	73,471
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	22,380
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	10	10,180
5.63%, 11/15/43 (Call 05/15/43)	60	59,350

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	$25	$22,296
4.90%, 06/01/43 (Call 12/01/42)	50	46,536
5.25%, 01/15/45 (Call 07/15/44)	20	19,508
5.63%, 12/01/40	21	21,546
6.13%, 01/15/41 (Call 07/15/40)	50	54,703
OCP SA, 6.88%, 04/25/44(h)	200	203,480
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	25	22,326
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	8,917
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	25	20,651
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	75	62,794
4.50%, 06/01/47 (Call 12/01/46)	60	53,044
4.55%, 08/01/45 (Call 02/01/45)	10	8,930
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	41,268
5.00%, 08/15/46 (Call 02/15/46)	40	36,105

		1,737,971

Commercial Services — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	44,763
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	16,737
DP World Ltd., 6.85%, 07/02/37(a)	200	219,808
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	78,509
5.50%, 12/08/41	20	22,282
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	109,172
5.63%, 03/15/42(a)	10	10,521
7.00%, 10/15/37(a)	85	102,880
George Washington University (The), 4.87%, 09/15/45	25	26,501
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	69,961
Massachusetts Institute of Technology
3.96%, 07/01/38	75	73,055
4.68%, 07/01/14	55	57,210
5.60%, 07/01/11	5	6,176
President and Fellows of Harvard College, 4.88%, 10/15/40	105	118,112
Princeton University, 5.70%, 03/01/39	35	42,567
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	24,271
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	175	157,839
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	10,118
Western Union Co. (The), 6.20%, 11/17/36	26	25,676
William Marsh Rice University, 3.57%, 05/15/45	165	151,665

		1,367,823

Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	85	72,735
3.75%, 11/13/47 (Call 05/13/47)	10	8,924
3.85%, 05/04/43	245	224,707
3.85%, 08/04/46 (Call 02/04/46)	20	18,120
4.25%, 02/09/47 (Call 08/09/46)	85	82,138
4.38%, 05/13/45	95	93,683
4.45%, 05/06/44	135	134,909
4.50%, 02/23/36 (Call 08/23/35)	60	62,092
4.65%, 02/23/46 (Call 08/23/45)	280	285,199
Dell Inc.
5.40%, 09/10/40	25	20,311
6.50%, 04/15/38	25	23,079

78

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	$75	$81,015
8.35%, 07/15/46 (Call 01/15/46)(a)	135	148,886
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	28	27,217
6.35%, 10/15/45 (Call 04/15/45)	90	84,009
HP Inc., 6.00%, 09/15/41	75	72,666
International Business Machines Corp.
4.00%, 06/20/42	79	70,292
4.70%, 02/19/46(g)	100	97,899
5.60%, 11/30/39	50	54,359
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	23,837
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	25	20,818

		1,706,895

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	20,759
Colgate-Palmolive Co., 4.00%, 08/15/45	70	66,791
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	9,707
4.38%, 06/15/45 (Call 12/15/44)	25	25,095
Procter & Gamble Co. (The), 3.50%, 10/25/47	75	67,356
Unilever Capital Corp., 5.90%, 11/15/32	156	185,907

		375,615

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	125	106,833
4.20%, 05/15/47 (Call 11/15/46)	10	9,179
4.60%, 06/15/45 (Call 12/15/44)	25	24,497

		140,509

Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	150	175,168
American Express Co., 4.05%, 12/03/42	75	68,767
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	25	24,391
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	35	32,144
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	57,745
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	52	58,297
Credit Suisse USA Inc., 7.13%, 07/15/32	50	62,880
FMR LLC, 7.57%, 06/15/29(a)	100	128,399
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	650	525,037
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	25	23,631
Invesco Finance PLC, 5.38%, 11/30/43	10	10,632
Jefferies Group LLC
6.25%, 01/15/36	60	59,612
6.50%, 01/20/43	25	24,926
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	35	30,494
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	35,346
Legg Mason Inc., 5.63%, 01/15/44	70	67,015
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	70	64,982
3.95%, 02/26/48 (Call 08/26/47)	10	9,512
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	26	35,417
Navient Corp., 5.63%, 08/01/33	25	18,672
Raymond James Financial Inc., 4.95%, 07/15/46	100	95,412

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	$160	$161,048
4.30%, 12/14/45 (Call 06/14/45)	190	190,342

		1,959,869

Electric — 6.0%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)(g)	125	147,970
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	8,779
4.15%, 08/15/44 (Call 02/15/44)	50	46,631
4.30%, 01/02/46 (Call 07/02/45)	10	9,546
6.00%, 03/01/39	100	117,793
Series A, 4.30%, 07/15/48 (Call 01/15/48)	25	23,888
Series B, 3.70%, 12/01/47 (Call 06/01/47)	150	129,763
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	110,775
4.15%, 03/15/46 (Call 09/15/45)	10	9,531
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	9,721
7.00%, 04/01/38	21	25,935
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	8,735
4.35%, 11/15/45 (Call 05/15/45)	40	38,476
4.50%, 04/01/42 (Call 10/01/41)	26	25,670
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	64,306
4.50%, 02/01/45 (Call 08/01/44)	103	99,352
5.15%, 11/15/43 (Call 05/15/43)	50	52,504
6.13%, 04/01/36	235	273,878
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	25	24,627
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	105	96,798
4.50%, 04/01/44 (Call 10/01/43)	50	50,273
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	40,992
Comision Federal de Electricidad, 6.13%, 06/16/45(h)	200	182,916
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	87,391
3.70%, 03/01/45 (Call 09/01/44)	125	110,869
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	25	24,625
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	9,605
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	22,063
4.45%, 03/15/44 (Call 09/15/43)	78	75,551
4.50%, 12/01/45 (Call 06/01/45)	40	39,081
4.50%, 05/15/58 (Call 11/15/57)	100	93,020
4.63%, 12/01/54 (Call 06/01/54)	100	94,090
Series 06-A, 5.85%, 03/15/36	10	11,504
Series 07-A, 6.30%, 08/15/37	10	11,976
Series 08-B, 6.75%, 04/01/38	30	37,602
Series 09-C, 5.50%, 12/01/39	10	11,007
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	64,372
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	100	95,502
Dominion Energy Inc.
7.00%, 06/15/38	50	61,889
Series B, 5.95%, 06/15/35	110	119,963
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	49,324
Series E, 6.30%, 03/15/33	25	28,987
Series F, 5.25%, 08/01/33	60	63,083

79

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	$125	$112,260
4.30%, 07/01/44 (Call 01/01/44)	50	49,158
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	9,369
Series A, 4.05%, 05/15/48 (Call 11/15/47)	25	23,662
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	25	21,873
3.75%, 06/01/45 (Call 12/01/44)	25	22,152
3.88%, 03/15/46 (Call 09/15/45)	25	22,629
4.25%, 12/15/41 (Call 06/15/41)	30	28,893
5.30%, 02/15/40	3	3,315
6.10%, 06/01/37	18	21,034
Series A, 6.00%, 12/01/28	25	28,881
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	143	120,137
3.95%, 08/15/47 (Call 02/15/47)	25	21,673
4.80%, 12/15/45 (Call 06/15/45)	50	49,278
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	20,803
3.85%, 11/15/42 (Call 05/15/42)	25	22,590
5.65%, 04/01/40	10	11,555
6.40%, 06/15/38	53	65,415
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	30,920
6.12%, 10/15/35	50	58,201
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	8,733
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	25	21,429
3.70%, 10/15/46 (Call 04/15/46)	125	109,380
4.10%, 03/15/43 (Call 09/15/42)	25	23,312
4.20%, 08/15/45 (Call 02/15/45)	60	56,820
4.38%, 03/30/44 (Call 09/30/43)	25	24,445
6.30%, 04/01/38	150	182,635
E.ON International Finance BV, 6.65%, 04/30/38(a)	50	59,016
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	46,693
4.88%, 01/22/44(a)	75	67,369
5.25%, 10/13/55 (Call 04/13/55)(a)	50	45,465
6.00%, 01/22/14(a)	55	53,393
6.95%, 01/26/39(a)	125	147,640
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	70	65,530
Enel Finance International NV
6.00%, 10/07/39(a)	100	97,722
6.80%, 09/15/37(a)	150	160,632
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	8,955
4.20%, 09/01/48 (Call 03/01/48)	25	24,030
4.95%, 01/15/45 (Call 01/15/25)	50	50,299
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	92,511
5.10%, 06/15/45 (Call 12/15/44)	65	65,366
5.63%, 06/15/35	100	106,136
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	33,857
6.25%, 10/01/39	100	103,044
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	10	9,637
Series C, 7.38%, 11/15/31	200	251,492
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(a)	75	78,835

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	$75	$66,678
4.05%, 06/01/42 (Call 12/01/41)	100	95,217
4.05%, 10/01/44 (Call 04/01/44)	35	33,260
4.13%, 02/01/42 (Call 08/01/41)	25	24,117
4.13%, 06/01/48 (Call 12/01/47)	50	47,789
5.63%, 04/01/34	25	28,218
5.69%, 03/01/40	25	29,433
5.95%, 02/01/38	75	89,213
5.96%, 04/01/39	50	59,741
Georgia Power Co.
4.30%, 03/15/42	65	58,553
Series 10-C, 4.75%, 09/01/40	85	81,205
Great River Energy, 6.25%, 07/01/38(a)	46	50,645
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	75,218
Iberdrola International BV, 6.75%, 07/15/36	25	29,233
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	197,370
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	23,711
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	25	21,563
6.25%, 07/15/39	25	30,347
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	9,466
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	35	32,391
4.20%, 03/15/48 (Call 09/15/47)	25	23,214
5.30%, 10/01/41 (Call 04/01/41)	16	17,291
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	22,779
5.90%, 11/15/39(a)	25	28,668
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	46,357
4.25%, 05/01/46 (Call 11/01/45)	60	58,598
Minejesa Capital BV, 5.63%, 08/10/37	200	171,300
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	39,204
National Grid USA, 5.80%, 04/01/35	25	27,750
Nevada Power Co., Series R, 6.75%, 07/01/37	10	12,575
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	125	115,934
4.28%, 10/01/34 (Call 04/01/34)(a)	25	24,416
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	22,563
3.60%, 05/15/46 (Call 11/15/45)	150	131,722
4.13%, 05/15/44 (Call 11/15/43)	125	118,909
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	35,019
Oglethorpe Power Corp.
5.25%, 09/01/50	10	9,995
5.38%, 11/01/40	10	10,483
5.95%, 11/01/39	100	112,960
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	50	47,611
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	22,600
5.30%, 06/01/42 (Call 12/01/41)	145	162,008
7.25%, 01/15/33	50	65,485
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	25	18,619
4.00%, 12/01/46 (Call 06/01/46)	50	37,747
4.25%, 03/15/46 (Call 09/15/45)	10	7,724

80

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 04/15/42 (Call 10/15/41)	$41	$33,380
4.60%, 06/15/43 (Call 12/15/42)	25	20,484
4.75%, 02/15/44 (Call 08/15/43)	100	83,218
5.13%, 11/15/43 (Call 05/15/43)	25	21,582
5.40%, 01/15/40	66	58,694
5.80%, 03/01/37	53	49,045
6.05%, 03/01/34	162	154,661
6.25%, 03/01/39	25	23,745
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	23,757
6.00%, 01/15/39	60	71,152
6.25%, 10/15/37	50	60,875
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	25	22,040
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	19,026
6.50%, 11/15/37	100	123,208
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	15	14,341
5.00%, 03/15/44 (Call 09/15/43)	50	49,774
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	60	55,284
4.15%, 10/01/45 (Call 04/01/45)	15	14,332
4.75%, 07/15/43 (Call 01/15/43)	125	129,942
Progress Energy Inc.
6.00%, 12/01/39	25	28,812
7.00%, 10/30/31	10	12,365
7.75%, 03/01/31	105	136,287
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	43,984
4.10%, 06/15/48 (Call 12/15/47)	25	23,855
4.30%, 03/15/44 (Call 09/15/43)	20	19,516
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	100	87,710
3.65%, 09/01/42 (Call 03/01/42)	10	8,926
3.80%, 03/01/46 (Call 09/01/45)	10	9,091
3.95%, 05/01/42 (Call 11/01/41)	100	93,314
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	30	28,913
4.30%, 05/20/45 (Call 11/20/44)	15	14,739
5.64%, 04/15/41 (Call 10/15/40)	16	18,144
5.76%, 10/01/39	25	28,790
5.80%, 03/15/40	10	11,715
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	25	23,255
4.50%, 08/15/40	75	73,910
6.00%, 06/01/39	25	29,133
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(h)	200	186,354
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(h)	300	296,235
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	50	42,574
4.00%, 02/01/48 (Call 08/01/47)	25	20,723
6.00%, 10/15/39	100	109,001
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	23,757
4.50%, 06/01/64 (Call 12/01/63)	25	22,104
4.60%, 06/15/43 (Call 12/15/42)	10	9,714
5.10%, 06/01/65 (Call 12/01/64)	75	73,453
6.05%, 01/15/38	26	29,445
6.63%, 02/01/32	10	11,754

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	$154	$134,873
4.05%, 03/15/42 (Call 09/15/41)	41	36,346
4.65%, 10/01/43 (Call 04/01/43)	55	52,675
6.05%, 03/15/39	75	81,935
6.65%, 04/01/29	25	27,177
Series 05-E, 5.35%, 07/15/35	20	20,210
Series 08-A, 5.95%, 02/01/38	41	44,430
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	30,164
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	20,550
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	50	46,207
Southern Power Co., 5.15%, 09/15/41	25	24,727
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	10	8,592
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	195,282
Talen Energy Supply LLC, 6.00%, 12/15/36	25	12,250
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	23,009
4.35%, 05/15/44 (Call 11/15/43)	25	23,858
Toledo Edison Co. (The), 6.15%, 05/15/37	10	11,717
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	11,593
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	44,252
3.90%, 09/15/42 (Call 03/15/42)	25	23,374
5.30%, 08/01/37	10	10,885
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	48,734
8.88%, 11/15/38	25	37,312
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	9,413
Series B, 6.00%, 01/15/36	75	87,229
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	68,351
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	23,499
4.13%, 03/01/42 (Call 09/01/41)	26	24,778
Wisconsin Electric Power Co., 4.30%, 10/15/48 (Call 04/15/48)	50	48,848
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	30,573
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	10,497
Xcel Energy Inc., 6.50%, 07/01/36	15	18,587

		11,761,476

Electronics — 0.1%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	60	48,449
4.75%, 03/15/42(g)	50	46,265
5.75%, 08/15/40	20	21,021
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	9,295
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	32,319
Series 30, 5.38%, 03/01/41	25	28,379

		185,728

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	84	88,866

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46(h)	300	223,764

81

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	$10	$9,418
4.10%, 03/01/45 (Call 09/01/44)	113	106,652

		116,070

Food — 0.9%
Campbell Soup Co.
3.80%, 08/02/42	26	19,047
4.80%, 03/15/48 (Call 09/15/47)	50	42,439
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	25	23,978
5.40%, 11/01/48 (Call 05/01/48)	25	23,720
8.25%, 09/15/30	10	12,776
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	100	84,181
5.40%, 06/15/40	15	15,002
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	30,037
JM Smucker Co. (The)
4.25%, 03/15/35	25	22,288
4.38%, 03/15/45	35	30,561
Kellogg Co.
4.50%, 04/01/46	25	22,240
Series B, 7.45%, 04/01/31	50	61,985
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	110	115,617
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	200	163,254
5.00%, 07/15/35 (Call 01/15/35)	65	60,140
5.00%, 06/04/42	120	107,410
5.20%, 07/15/45 (Call 01/15/45)	115	105,042
6.50%, 02/09/40	54	57,426
6.75%, 03/15/32	10	11,180
6.88%, 01/26/39	50	55,080
7.13%, 08/01/39(a)	50	57,043
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	50	39,730
4.45%, 02/01/47 (Call 08/01/46)	75	64,997
4.65%, 01/15/48 (Call 07/15/47)(g)	25	22,224
5.15%, 08/01/43 (Call 02/01/43)	20	18,948
5.40%, 07/15/40 (Call 01/15/40)	25	24,398
7.50%, 04/01/31	45	54,220
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	45,430
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	45	41,392
New Albertsons LP
7.45%, 08/01/29	30	24,665
8.00%, 05/01/31	25	21,156
8.70%, 05/01/30	25	21,960
Safeway Inc., 7.25%, 02/01/31(g)	25	22,993
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	45,718
4.85%, 10/01/45 (Call 04/01/45)	25	24,482
5.38%, 09/21/35	16	17,148
Tesco PLC, 6.15%, 11/15/37(a)	100	104,169
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	40	35,198
4.88%, 08/15/34 (Call 02/15/34)	75	71,668
5.15%, 08/15/44 (Call 02/15/44)	25	24,026

		1,844,968

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	51	66,734

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$82	$68,610
4.40%, 08/15/47 (Call 02/15/47)	154	130,070
4.80%, 06/15/44 (Call 12/15/43)	37	32,721
5.15%, 05/15/46 (Call 11/15/45)	10	9,302
6.00%, 11/15/41 (Call 05/15/41)	10	10,372
7.30%, 11/15/39	31	36,491

		354,300

Gas — 0.4%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	60	56,285
5.50%, 06/15/41 (Call 12/15/40)	25	27,850
Boston Gas Co., 4.49%, 02/15/42(a)	10	9,756
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	25	24,737
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	114,636
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	45	41,044
4.80%, 02/15/44 (Call 08/15/43)	50	48,488
5.25%, 02/15/43 (Call 08/15/42)	65	66,560
5.65%, 02/01/45 (Call 08/01/44)	65	69,357
5.95%, 06/15/41 (Call 12/15/40)	26	28,776
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	40	41,094
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	21,707
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	17,935
5.13%, 11/15/40	20	21,626
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	45,872
4.40%, 05/30/47 (Call 11/30/46)	50	45,488
5.88%, 03/15/41 (Call 09/15/40)	51	56,511
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	25	21,663

		759,385

Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	170	173,356
4.75%, 04/15/43 (Call 10/15/42)	50	50,646
4.90%, 11/30/46 (Call 05/30/46)	175	181,274
5.30%, 05/27/40	60	63,632
6.15%, 11/30/37	16	18,754
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	35	28,046
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	56,832
4.69%, 12/15/44 (Call 06/15/44)	118	108,246
5.00%, 11/12/40	35	35,129
Boston Scientific Corp., 7.38%, 01/15/40	50	64,741
Koninklijke Philips NV, 5.00%, 03/15/42	20	20,748
Medtronic Inc.
4.38%, 03/15/35	275	275,162
4.50%, 03/15/42 (Call 09/15/41)	20	20,027
4.63%, 03/15/44 (Call 09/15/43)	110	111,467
4.63%, 03/15/45	180	183,312
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	25	23,322
4.63%, 03/15/46 (Call 09/15/45)	100	97,689
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	56	50,632
5.30%, 02/01/44 (Call 08/01/43)	20	21,306

82

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	$50	$44,204

		1,628,525

Health Care - Services — 1.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	75	62,513
4.13%, 11/15/42 (Call 05/15/42)	25	21,623
4.75%, 03/15/44 (Call 09/15/43)	10	9,447
6.63%, 06/15/36	44	51,984
6.75%, 12/15/37	35	41,948
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	74	66,263
4.63%, 05/15/42	160	149,766
4.65%, 01/15/43	85	80,323
4.65%, 08/15/44 (Call 02/15/44)	50	47,146
5.10%, 01/15/44	25	24,781
Ascension Health, 3.95%, 11/15/46	125	115,520
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	65	59,892
Catholic Health Initiatives, 4.35%, 11/01/42	35	30,569
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	18,962
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	85	68,915
Halfmoon Parent Inc.
4.80%, 08/15/38 (Call 02/15/38)(a)	100	96,441
4.90%, 12/15/48 (Call 06/15/48)(a)	200	190,212
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	75	72,200
7.50%, 11/06/33	25	26,425
7.50%, 11/15/95	10	9,816
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	44,033
4.80%, 03/15/47 (Call 09/14/46)	50	49,145
4.95%, 10/01/44 (Call 04/01/44)	25	25,032
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	119,244
4.88%, 04/01/42	30	32,275
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	58,061
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	95,893
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	9,109
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	94,204
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	10	8,842
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	80,564
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	15,682
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	33,452
Tenet Healthcare Corp., 6.88%, 11/15/31	25	21,962
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	72	64,202
4.20%, 01/15/47 (Call 07/15/46)	25	23,920
4.25%, 03/15/43 (Call 09/15/42)	58	55,823
4.25%, 04/15/47 (Call 10/15/46)	100	96,474
4.38%, 03/15/42 (Call 09/15/41)	75	73,709
4.63%, 07/15/35	147	152,194
4.63%, 11/15/41 (Call 05/15/41)	45	45,786
4.75%, 07/15/45	160	165,182

Security	Par (000)	Value

Health Care - Services (continued)
5.80%, 03/15/36	$4	$4,625
6.88%, 02/15/38	67	87,534

		2,701,693

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	132,430

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	19,434
PulteGroup Inc.
6.38%, 05/15/33	25	22,912
7.88%, 06/15/32	25	26,025

		68,371

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	50	41,322

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	36,946
3.90%, 05/04/47 (Call 11/04/46)	50	46,560
5.30%, 03/01/41	25	28,151
6.63%, 08/01/37	10	12,799

		124,456

Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	23,300
5.50%, 04/01/46 (Call 10/01/45)	110	99,279

		122,579

Insurance — 2.7%
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	75	66,865
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	24,130
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	35	33,015
4.50%, 06/15/43	45	44,171
5.35%, 06/01/33	50	55,194
5.55%, 05/09/35	60	67,321
6.50%, 05/15/57 (Call 05/15/37)(b)(c)	25	26,332
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	44,249
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	117	99,571
4.38%, 01/15/55 (Call 07/15/54)	115	93,322
4.50%, 07/16/44 (Call 01/16/44)	145	126,105
4.70%, 07/10/35 (Call 01/10/35)	50	46,824
4.80%, 07/10/45 (Call 01/10/45)	63	57,169
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	55	50,876
4.75%, 05/15/45 (Call 11/15/44)	59	56,130
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	50,399
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	50,690
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(a)	25	22,073
AXA SA, 8.60%, 12/15/30	126	159,246
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	25	23,680
4.30%, 05/15/43	25	24,167
4.40%, 05/15/42	25	24,519
5.75%, 01/15/40	48	54,916
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	111,941
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	100	75,148

83

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb Corp. (The)
6.00%, 05/11/37	$16	$18,834
Series 1, 6.50%, 05/15/38	20	24,938
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	23,751
4.35%, 11/03/45 (Call 05/03/45)	15	14,741
6.70%, 05/15/36	25	31,221
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	100	95,240
Genworth Holdings Inc., 6.50%, 06/15/34	25	20,750
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	24,165
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	70,607
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	60	54,101
6.10%, 10/01/41	15	17,124
Liberty Mutual Group Inc.
4.85%, 08/01/44(a)	90	85,686
6.50%, 05/01/42(a)	75	87,296
7.80%, 03/07/87(a)	65	72,705
Lincoln National Corp., 7.00%, 06/15/40	65	79,646
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	45	40,241
Manulife Financial Corp., 5.38%, 03/04/46	65	69,410
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	25,904
5.00%, 04/05/46	50	48,661
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	40	35,435
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	25	22,422
8.88%, 06/01/39(a)	14	20,905
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	150	176,776
MetLife Inc.
4.05%, 03/01/45	25	22,453
4.13%, 08/13/42	51	46,562
4.88%, 11/13/43	56	56,524
5.70%, 06/15/35	53	58,558
6.38%, 06/15/34	63	74,526
6.40%, 12/15/36 (Call 12/15/31)	125	126,702
6.50%, 12/15/32	55	66,492
Series N, 4.72%, 12/15/44	50	49,539
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	131,089
9.38%, 08/15/39(a)	25	36,718
New York Life Insurance Co.
5.88%, 05/15/33(a)	45	53,036
6.75%, 11/15/39(a)	30	38,525
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)	130	155,681
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	100	87,570
Principal Financial Group Inc.
4.35%, 05/15/43	26	23,734
4.63%, 09/15/42	100	95,695
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	115	107,364
4.35%, 04/25/44	35	34,014
Provident Financing Trust I, 7.41%, 03/15/38	25	26,189

Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	$75	$64,773
3.94%, 12/07/49 (Call 06/07/49)	50	43,154
4.60%, 05/15/44	100	96,937
5.70%, 12/14/36	51	55,633
Series D, 6.63%, 12/01/37	50	60,269
Securian Financial Group Inc., 4.80%, 04/15/48(a)	25	23,628
Sompo International Holdings Ltd., 7.00%, 07/15/34	10	11,344
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	71,138
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	100	93,472
4.90%, 09/15/44(a)	100	102,290
6.85%, 12/16/39(a)	88	111,073
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	13,315
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	88,127
4.30%, 08/25/45 (Call 02/25/45)	40	38,667
4.60%, 08/01/43	25	25,296
5.35%, 11/01/40	2	2,221
6.25%, 06/15/37	79	95,908
6.75%, 06/20/36	75	94,246
Unum Group, 5.75%, 08/15/42	25	25,318
Voya Financial Inc., 5.70%, 07/15/43	25	26,587
WR Berkley Corp., 4.75%, 08/01/44	35	33,841
XLIT Ltd.
5.25%, 12/15/43	10	10,447
5.50%, 03/31/45	70	71,130

		5,198,397

Internet — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	200	173,170
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	107	101,023
4.05%, 08/22/47 (Call 02/22/47)	287	270,130
4.25%, 08/22/57 (Call 02/22/57)	15	14,110
4.80%, 12/05/34 (Call 06/05/34)	120	126,789
4.95%, 12/05/44 (Call 06/05/44)	45	48,354
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	42	31,111
Netflix Inc., 5.88%, 11/15/28(a)	50	49,437

		814,124

Iron & Steel — 0.3%
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	19,871
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	52,375
6.40%, 12/01/37	25	29,532
U.S. Steel Corp., 6.65%, 06/01/37	25	20,018
Vale Overseas Ltd.
6.88%, 11/21/36(g)	180	201,965
6.88%, 11/10/39	150	169,605

		493,366

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	9,032

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	37	36,400
Caterpillar Inc.
3.80%, 08/15/42	110	99,233
4.30%, 05/15/44 (Call 11/15/43)(g)	15	14,713
4.75%, 05/15/64 (Call 11/15/63)	75	73,455
5.20%, 05/27/41	41	44,578

84

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	$25	$26,116
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	154	145,767
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	47,876

		488,138

Manufacturing — 0.8%
3M Co.
3.63%, 10/15/47 (Call 04/15/47)	10	8,942
3.88%, 06/15/44	45	42,523
5.70%, 03/15/37	107	125,453
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	10	8,708
4.00%, 11/02/32	50	47,839
4.15%, 11/02/42	116	105,381
General Electric Co.
4.13%, 10/09/42	100	77,436
4.50%, 03/11/44	144	115,515
5.88%, 01/14/38	175	162,808
6.15%, 08/07/37	15	14,274
6.88%, 01/10/39	135	138,054
Series A, 6.75%, 03/15/32	162	165,088
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	3	2,841
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	67,846
5.75%, 06/15/43	25	27,416
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	55	51,237
4.20%, 11/21/34 (Call 05/21/34)	45	43,759
4.45%, 11/21/44 (Call 05/21/44)	50	49,468
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	240,012

		1,494,600

Media — 2.7%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	25	26,211
4.95%, 10/15/45 (Call 04/15/45)	10	10,721
5.40%, 10/01/43	50	56,787
6.15%, 03/01/37	49	59,213
6.15%, 02/15/41	80	98,070
6.20%, 12/15/34	36	43,224
6.40%, 12/15/35	167	205,772
6.65%, 11/15/37	125	159,631
6.90%, 08/15/39	25	32,596
7.75%, 12/01/45	30	42,916
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	60	53,372
4.85%, 07/01/42 (Call 01/01/42)	50	45,784
4.90%, 08/15/44 (Call 02/15/44)	35	32,306
5.90%, 10/15/40 (Call 04/15/40)	10	10,411
7.88%, 07/30/30	35	43,450
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	50	45,614
5.38%, 05/01/47 (Call 11/01/46)	170	151,235
5.75%, 04/01/48 (Call 10/01/47)	25	23,274
6.38%, 10/23/35 (Call 04/23/35)	150	152,973
6.48%, 10/23/45 (Call 04/23/45)	205	205,414
6.83%, 10/23/55 (Call 04/23/55)	25	25,377
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	125	103,270
3.40%, 07/15/46 (Call 01/15/46)	95	75,644

Security	Par (000)	Value

Media (continued)
3.97%, 11/01/47 (Call 05/01/47)	$105	$90,630
4.00%, 08/15/47 (Call 02/15/47)	50	43,755
4.00%, 03/01/48 (Call 09/01/47)	10	8,766
4.00%, 11/01/49 (Call 05/01/49)	111	96,028
4.05%, 11/01/52 (Call 05/01/52)	101	85,873
4.20%, 08/15/34 (Call 02/15/34)	165	154,854
4.25%, 01/15/33	134	130,251
4.40%, 08/15/35 (Call 02/25/35)	125	119,504
4.50%, 01/15/43	25	23,575
4.60%, 10/15/38 (Call 04/15/38)	100	98,043
4.60%, 08/15/45 (Call 02/15/45)	75	71,985
4.65%, 07/15/42	75	72,289
4.70%, 10/15/48 (Call 04/15/48)	150	146,080
4.75%, 03/01/44	75	73,348
4.95%, 10/15/58 (Call 04/15/58)	50	48,796
5.65%, 06/15/35	25	27,154
6.40%, 05/15/38	29	33,901
6.45%, 03/15/37	25	29,301
6.50%, 11/15/35	75	87,886
7.05%, 03/15/33	42	52,055
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	85	70,488
4.70%, 12/15/42(a)	100	85,226
4.80%, 02/01/35 (Call 08/01/34)(a)	25	22,439
Discovery Communications LLC
4.88%, 04/01/43	60	53,373
4.95%, 05/15/42	50	44,741
5.00%, 09/20/37 (Call 03/20/37)	45	41,616
5.20%, 09/20/47 (Call 03/20/47)	60	55,296
6.35%, 06/01/40	65	68,652
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 06/30/45)	200	197,278
Liberty Interactive LLC, 8.25%, 02/01/30	40	41,368
NBCUniversal Media LLC, 5.95%, 04/01/41	125	139,621
Thomson Reuters Corp., 5.85%, 04/15/40	60	63,617
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	105	82,883
5.50%, 09/01/41 (Call 03/01/41)	90	80,906
5.88%, 11/15/40 (Call 05/15/40)	50	47,037
6.55%, 05/01/37	105	106,119
6.75%, 06/15/39	35	36,321
7.30%, 07/01/38	105	113,148
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	53	63,901
Viacom Inc.
4.38%, 03/15/43	85	69,349
5.25%, 04/01/44 (Call 10/01/43)	25	23,550
5.85%, 09/01/43 (Call 03/01/43)	35	34,916
6.88%, 04/30/36	54	59,256
Walt Disney Co. (The)
3.00%, 07/30/46	25	19,776
3.70%, 12/01/42	10	9,019
4.13%, 06/01/44(g)	110	106,353
4.38%, 08/16/41	10	9,928
7.00%, 03/01/32	31	40,552
Series E, 4.13%, 12/01/41	25	24,038
Warner Media LLC
4.65%, 06/01/44 (Call 12/01/43)	50	42,851
4.85%, 07/15/45 (Call 01/15/45)	41	36,216
4.90%, 06/15/42	60	53,820
5.35%, 12/15/43	55	52,010
5.38%, 10/15/41	10	9,484

85

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.10%, 07/15/40	$71	$72,327
6.25%, 03/29/41	30	31,229

		5,306,043

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	25	23,034
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	25	24,521

		47,555

Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	52	50,718
6.45%, 10/15/35	25	27,987
Barrick North America Finance LLC
5.70%, 05/30/41	39	40,311
5.75%, 05/01/43	63	65,243
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	78	81,776
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	40	37,839
5.00%, 09/30/43	100	105,688
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42(a)	200	177,142
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	42,049
5.45%, 03/15/43 (Call 09/15/42)	95	77,624
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	25	23,138
6.90%, 11/15/37(a)	24	25,615
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	10	9,709
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	34,505
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	60	55,441
5.88%, 04/01/35	50	54,160
6.25%, 10/01/39	50	53,619
Rio Tinto Alcan Inc.
5.75%, 06/01/35	75	83,872
6.13%, 12/15/33	2	2,367
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	50	53,904
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	45	42,109
4.75%, 03/22/42 (Call 09/22/41)	25	25,645
Southern Copper Corp.
5.25%, 11/08/42	140	128,583
5.88%, 04/23/45	150	148,552
6.75%, 04/16/40	10	10,741
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	22,038
5.40%, 02/01/43 (Call 08/01/42)	50	44,984
6.00%, 08/15/40 (Call 02/15/40)	25	24,151
6.13%, 10/01/35	25	25,026
6.25%, 07/15/41 (Call 01/15/41)	31	30,545

		1,605,081

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	10	8,925

Oil & Gas — 4.6%
Anadarko Finance Co., 7.50%, 05/01/31	62	72,351
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	21,250
6.20%, 03/15/40	4	4,165
6.45%, 09/15/36	200	213,486
6.60%, 03/15/46 (Call 09/15/45)	70	76,862

Security	Par (000)	Value

Oil & Gas (continued)
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	$56	$45,252
4.75%, 04/15/43 (Call 10/15/42)	144	123,636
5.10%, 09/01/40 (Call 03/01/40)	114	101,843
6.00%, 01/15/37	2	2,040
7.75%, 12/15/29	25	29,800
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(g)	12	11,578
Burlington Resources Finance Co., 7.20%, 08/15/31	100	125,465
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	80,066
6.25%, 03/15/38	105	114,175
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	60	44,352
5.20%, 09/15/43 (Call 03/15/43)	10	8,130
5.25%, 06/15/37 (Call 12/15/36)	100	85,370
5.40%, 06/15/47 (Call 12/15/46)	55	45,860
6.75%, 11/15/39	50	48,321
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	183,136
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	80	74,470
Conoco Funding Co., 7.25%, 10/15/31	50	62,912
ConocoPhillips
5.90%, 10/15/32	100	114,122
5.90%, 05/15/38	50	57,303
6.50%, 02/01/39	162	197,842
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	9	8,590
5.95%, 03/15/46 (Call 09/15/45)	25	29,599
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	121,058
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	75	65,952
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	54	45,693
5.00%, 06/15/45 (Call 12/15/44)	50	43,595
5.60%, 07/15/41 (Call 01/15/41)	125	117,180
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	37	21,878
5.70%, 10/15/39	35	22,925
Ecopetrol SA
5.88%, 05/28/45	100	91,571
7.38%, 09/18/43	50	54,245
Encana Corp.
6.50%, 08/15/34	29	30,949
6.50%, 02/01/38	25	27,023
6.63%, 08/15/37	30	32,333
7.38%, 11/01/31	25	28,959
8.13%, 09/15/30	75	91,289
Ensco PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	30,563
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	55,960
Equinor ASA
3.95%, 05/15/43	116	106,559
4.25%, 11/23/41	50	48,056
4.80%, 11/08/43	71	73,878
5.10%, 08/17/40	6	6,441
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	75	66,301
4.11%, 03/01/46 (Call 09/01/45)	150	144,498
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(h)	200	217,184
Hess Corp.
5.60%, 02/15/41	105	91,942
5.80%, 04/01/47 (Call 10/01/46)	75	67,234

86

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.00%, 01/15/40	$35	$32,232
7.30%, 08/15/31	31	34,093
Husky Energy Inc., 6.80%, 09/15/37	10	11,715
KazMunayGas National Co. JSC, 6.38%, 10/24/48(h)	250	239,705
Kerr-McGee Corp., 7.88%, 09/15/31	10	12,005
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	20	18,706
6.60%, 10/01/37	90	97,275
6.80%, 03/15/32	10	11,083
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)(a)	65	55,227
4.75%, 09/15/44 (Call 03/15/44)	110	98,097
6.50%, 03/01/41 (Call 09/01/40)	18	19,626
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	35,807
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)	25	21,174
7.05%, 05/01/29	25	25,521
Nexen Energy ULC
6.40%, 05/15/37	110	130,123
7.50%, 07/30/39	50	66,817
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	21,367
5.05%, 11/15/44 (Call 05/15/44)	90	77,790
6.00%, 03/01/41 (Call 09/01/40)	78	75,665
Noble Holding International Ltd.
5.25%, 03/15/42	25	15,893
6.05%, 03/01/41	25	16,837
6.20%, 08/01/40	26	17,550
8.95%, 04/01/45 (Call 10/01/44)(g)	25	20,178
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	85	77,087
4.40%, 04/15/46 (Call 10/15/45)	119	112,830
4.63%, 06/15/45 (Call 12/15/44)	40	39,202
Pertamina Persero PT, 5.63%, 05/20/43(h)	200	184,578
Petrobras Global Finance BV
5.63%, 05/20/43	97	79,877
5.75%, 02/01/29	150	137,652
6.85%, 12/31/99	200	176,986
6.88%, 01/20/40	14	13,184
7.25%, 03/17/44	130	125,814
Petro-Canada
5.35%, 07/15/33	10	10,414
6.80%, 05/15/38	139	161,095
Petroleos Mexicanos
5.63%, 01/23/46	300	225,492
6.38%, 01/23/45	220	177,003
6.50%, 06/02/41	325	268,632
6.75%, 09/21/47	364	301,465
Petronas Capital Ltd., 4.50%, 03/18/45(h)	200	192,620
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	133,092
4.88%, 11/15/44 (Call 05/15/44)	90	85,447
Pride International LLC, 7.88%, 08/15/40	25	20,471
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	16,060
5.85%, 01/15/44 (Call 07/15/43)	25	16,534
Shell International Finance BV
3.63%, 08/21/42	25	22,228
3.75%, 09/12/46	95	84,748
4.00%, 05/10/46	150	139,128

Security	Par (000)	Value

Oil & Gas (continued)
4.13%, 05/11/35	$92	$89,256
4.38%, 05/11/45	200	197,470
4.55%, 08/12/43	5	5,026
5.50%, 03/25/40	131	147,851
6.38%, 12/15/38	100	123,801
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(h)	300	276,918
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	10	8,531
5.95%, 12/01/34	50	54,799
6.50%, 06/15/38	75	85,410
6.85%, 06/01/39	25	29,534
7.15%, 02/01/32	16	19,458
Transocean Inc.
6.80%, 03/15/38	50	36,237
7.50%, 04/15/31	25	20,375
9.35%, 12/15/41	25	22,514
Valero Energy Corp.
4.90%, 03/15/45	50	46,010
6.63%, 06/15/37	125	138,025
7.50%, 04/15/32	6	7,251

		8,949,833

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	90	85,743
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	41	33,265
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	45,044
4.75%, 08/01/43 (Call 02/01/43)	58	53,796
4.85%, 11/15/35 (Call 05/15/35)	116	113,365
5.00%, 11/15/45 (Call 05/15/45)	125	120,305
6.70%, 09/15/38	53	61,179
7.45%, 09/15/39	2	2,487
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	64	51,243
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	14,002
6.50%, 08/01/36(g)	50	28,500
6.75%, 09/15/40(g)	30	17,103
7.00%, 03/15/38(g)	25	14,338

		640,370

Packaging & Containers — 0.0%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	25,547
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	25	27,203
WestRock MWV LLC, 8.20%, 01/15/30	10	12,621

		65,371

Pharmaceuticals — 2.8%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	145	129,279
4.40%, 11/06/42	95	82,607
4.45%, 05/14/46 (Call 11/14/45)	120	103,193
4.50%, 05/14/35 (Call 11/14/34)	125	114,491
4.70%, 05/14/45 (Call 11/14/44)	170	152,665
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	109	101,027
4.75%, 03/15/45 (Call 09/15/44)	55	50,939
4.85%, 06/15/44 (Call 12/15/43)	106	98,540
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	21,155
4.30%, 12/15/47 (Call 06/15/47)	50	41,970

87

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
4.00%, 01/17/29 (Call 10/17/28)	$50	$48,603
4.00%, 09/18/42	30	26,555
4.38%, 11/16/45	53	49,415
6.45%, 09/15/37	200	235,172
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	45	39,229
4.40%, 07/15/44 (Call 01/15/44)(a)	100	85,259
4.65%, 11/15/43 (Call 05/15/43)(a)	10	8,869
4.70%, 07/15/64 (Call 01/15/64)(a)	56	44,737
Bristol-Myers Squibb Co., 3.25%, 08/01/42	60	50,743
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	100	82,880
4.50%, 11/15/44 (Call 05/15/44)	25	20,883
4.60%, 03/15/43	15	13,031
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	150	143,218
4.88%, 07/20/35 (Call 01/20/35)	100	97,037
5.05%, 03/25/48 (Call 09/25/47)	450	437,913
5.13%, 07/20/45 (Call 01/20/45)	225	219,532
5.30%, 12/05/43 (Call 06/05/43)	122	121,837
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	54	49,122
3.95%, 05/15/47 (Call 11/15/46)	75	70,408
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	75	70,594
6.13%, 11/15/41	51	56,411
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	110	107,094
5.38%, 04/15/34	25	27,812
6.38%, 05/15/38	100	123,085
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	31	28,256
3.50%, 01/15/48 (Call 07/15/47)	53	47,288
3.55%, 03/01/36 (Call 09/01/35)	240	224,292
3.63%, 03/03/37 (Call 09/03/36)	160	150,563
3.70%, 03/01/46 (Call 09/01/45)	145	134,428
4.38%, 12/05/33 (Call 06/05/33)	59	62,476
4.50%, 09/01/40	25	26,091
4.50%, 12/05/43 (Call 06/05/43)	45	47,085
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	50	49,565
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	50	45,918
3.70%, 02/10/45 (Call 08/10/44)	155	143,868
4.15%, 05/18/43	115	114,364
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	65	57,580
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	63,627
Novartis Capital Corp.
3.70%, 09/21/42	10	9,265
4.00%, 11/20/45 (Call 05/20/45)	42	40,187
4.40%, 05/06/44	177	179,995
Pfizer Inc.
4.00%, 12/15/36	150	145,029
4.13%, 12/15/46	9	8,706
4.30%, 06/15/43	60	59,480
4.40%, 05/15/44	115	115,767
5.60%, 09/15/40	60	69,449
7.20%, 03/15/39	75	102,219
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	9,364

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	$165	$116,249
Wyeth LLC
5.95%, 04/01/37	150	178,335
6.50%, 02/01/34	40	49,061
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	50	43,919
4.70%, 02/01/43 (Call 08/01/42)	50	49,495

		5,497,226

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(h)	200	187,066
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	50	44,714
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	9,682
Buckeye Partners LP, 5.85%, 11/15/43 (Call 05/15/43)	50	45,311
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	32,423
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	25	25,997
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	21,983
6.75%, 09/15/37(a)	25	25,494
8.13%, 08/16/30	25	28,322
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	25	20,604
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	20,580
7.38%, 10/15/45 (Call 04/15/45)	25	30,396
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	10	8,929
5.50%, 12/01/46 (Call 05/29/46)	64	65,545
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	60,707
5.15%, 03/15/45 (Call 09/15/44)	15	12,813
5.30%, 04/15/47 (Call 10/15/46)	50	43,445
5.95%, 10/01/43 (Call 04/01/43)	60	55,820
6.13%, 12/15/45 (Call 06/15/45)	115	109,566
6.50%, 02/01/42 (Call 08/01/41)	134	134,319
6.63%, 10/15/36	10	10,278
7.50%, 07/01/38	25	27,371
EnLink Midstream Partners LP
5.45%, 06/01/47 (Call 12/01/46)	50	39,792
5.60%, 04/01/44 (Call 10/01/43)	15	12,133
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	39,206
4.85%, 08/15/42 (Call 02/15/42)	233	219,363
4.85%, 03/15/44 (Call 09/15/43)	69	64,997
4.90%, 05/15/46 (Call 11/15/45)	15	14,340
4.95%, 10/15/54 (Call 04/15/54)	30	27,550
5.10%, 02/15/45 (Call 08/15/44)	164	160,362
5.95%, 02/01/41	2	2,148
6.13%, 10/15/39	60	65,456
7.55%, 04/15/38	10	12,652
Series D, 6.88%, 03/01/33	10	11,921
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	43,007
5.00%, 08/15/42 (Call 02/15/42)	20	17,850
5.00%, 03/01/43 (Call 09/01/42)	45	40,219
5.50%, 03/01/44 (Call 09/01/43)	100	94,530
5.80%, 03/15/35	20	20,073
6.38%, 03/01/41	50	51,621
6.50%, 09/01/39	10	10,527

88

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.55%, 09/15/40	$50	$53,009
6.95%, 01/15/38	51	56,480
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	90	81,475
5.20%, 03/01/48 (Call 09/01/47)	50	46,447
5.30%, 12/01/34 (Call 06/01/34)	75	72,237
5.55%, 06/01/45 (Call 12/01/44)	75	72,976
7.75%, 01/15/32	121	143,769
7.80%, 08/01/31	70	83,732
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	65	56,462
5.15%, 10/15/43 (Call 04/15/43)	25	24,528
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	42,299
5.20%, 03/01/47 (Call 09/01/46)	25	22,715
5.50%, 02/15/49 (Call 08/15/48)	55	52,439
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	25	28,825
ONEOK Inc., 6.00%, 06/15/35	10	10,118
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	100	101,055
6.20%, 09/15/43 (Call 03/15/43)	35	35,923
6.85%, 10/15/37	35	37,933
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	50	45,447
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	55	45,429
4.90%, 02/15/45 (Call 08/15/44)	60	50,869
5.15%, 06/01/42 (Call 12/01/41)	10	8,651
6.65%, 01/15/37	10	10,283
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	25	26,556
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	21,818
5.95%, 09/25/43 (Call 03/25/43)	20	21,291
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	55,927
5.35%, 05/15/45 (Call 11/15/44)	9	7,791
5.40%, 10/01/47 (Call 04/01/47)	114	100,326
6.10%, 02/15/42	10	9,537
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	25	21,075
7.00%, 07/15/32	100	117,431
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	200	188,256
4.75%, 05/15/38 (Call 11/15/37)	25	23,810
4.88%, 05/15/48 (Call 11/15/47)	25	23,794
5.60%, 03/31/34	50	51,419
6.10%, 06/01/40	28	30,127
6.20%, 10/15/37	12	13,063
7.25%, 08/15/38	95	112,804
7.63%, 01/15/39	44	54,601
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	25	22,255
Western Gas Partners LP, 5.45%, 04/01/44 (Call 10/01/43)	25	21,722
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	50	44,016
4.90%, 01/15/45 (Call 07/15/44)	25	22,249
5.10%, 09/15/45 (Call 03/15/45)	100	90,955
5.40%, 03/04/44 (Call 09/04/43)	10	9,386
5.75%, 06/24/44 (Call 12/24/43)	50	49,166
6.30%, 04/15/40	109	113,477

Security	Par (000)	Value

Pipelines (continued)
8.75%, 03/15/32	$26	$33,395
Series A, 7.50%, 01/15/31	25	29,415

		4,467,875

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	47,060
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	10	9,689

		56,749

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(h)	200	227,428
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	50	47,322

		274,750

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	10	10,011
AvalonBay Communities Inc., 4.15%, 07/01/47 (Call 01/01/47)	10	9,179
Crown Castle International Corp., 4.75%, 05/15/47 (Call 11/15/46)	25	23,188
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	44	42,903
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	72,791
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	12,102
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	50	47,838
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	43,122
4.45%, 09/01/47 (Call 03/01/47)	25	22,044
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	65	62,891
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	88,291
4.25%, 11/30/46 (Call 05/30/46)	25	23,236
4.75%, 03/15/42 (Call 09/15/41)	20	20,063
6.75%, 02/01/40 (Call 11/01/39)	25	31,141
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	22,136
5.70%, 09/30/43 (Call 03/30/43)	25	26,710
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	50	57,124
Weyerhaeuser Co., 7.38%, 03/15/32	125	151,851

		766,621

Retail — 1.5%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	23,824
5.17%, 08/01/44 (Call 02/01/44)	40	27,004
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	125	101,810
3.90%, 06/15/47 (Call 12/15/46)	27	24,632
4.20%, 04/01/43 (Call 10/01/42)	15	14,389
4.25%, 04/01/46 (Call 10/01/45)	105	100,632
4.40%, 03/15/45 (Call 09/15/44)	75	73,600
4.88%, 02/15/44 (Call 08/15/43)	19	19,953
5.88%, 12/16/36	227	264,945
5.95%, 04/01/41 (Call 10/01/40)	67	79,857
JC Penney Corp. Inc.
6.38%, 10/15/36(g)	10	3,615
7.40%, 04/01/37	25	9,404
7.63%, 03/01/97(g)	25	8,577
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	10	9,169

89

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
L Brands Inc.
6.75%, 07/01/36	$25	$20,825
6.88%, 11/01/35	50	42,416
6.95%, 03/01/33	25	19,776
7.60%, 07/15/37	25	19,880
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	106	90,391
4.05%, 05/03/47 (Call 11/03/46)	65	58,648
4.25%, 09/15/44 (Call 03/15/44)	25	23,154
4.38%, 09/15/45 (Call 03/15/45)	57	53,915
4.65%, 04/15/42 (Call 10/15/41)	62	61,150
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	55	43,685
6.90%, 04/01/29	25	26,985
McDonald’s Corp.
3.63%, 05/01/43	35	28,911
3.70%, 02/15/42	35	29,458
4.45%, 03/01/47 (Call 09/01/46)	90	84,070
4.60%, 05/26/45 (Call 11/26/44)	50	47,400
4.70%, 12/09/35 (Call 06/09/35)	18	17,957
4.88%, 12/09/45 (Call 06/09/45)	75	74,454
6.30%, 10/15/37	80	92,816
6.30%, 03/01/38	60	69,596
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	10	8,678
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	21,835
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	85	69,605
4.30%, 06/15/45 (Call 12/10/44)	10	8,901
Target Corp.
3.63%, 04/15/46	60	51,158
3.90%, 11/15/47 (Call 05/15/47)	86	76,490
4.00%, 07/01/42	155	142,577
Walgreen Co., 4.40%, 09/15/42	10	8,726
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	9,416
4.65%, 06/01/46 (Call 12/01/45)	100	89,512
4.80%, 11/18/44 (Call 05/18/44)	55	50,415
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	94	83,512
3.95%, 06/28/38 (Call 12/28/37)	75	72,408
4.00%, 04/11/43 (Call 10/11/42)	58	55,130
4.05%, 06/29/48 (Call 12/29/47)	170	163,001
4.30%, 04/22/44 (Call 10/22/43)	79	78,863
5.25%, 09/01/35	160	179,165
5.63%, 04/15/41	5	5,853
6.50%, 08/15/37	30	38,102
Yum! Brands Inc., 6.88%, 11/15/37	25	24,920

		2,905,165

Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	41,415
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	65	60,748
5.10%, 10/01/35 (Call 04/01/35)	20	20,933
5.85%, 06/15/41	20	22,667
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	260	230,711
4.00%, 12/15/32	50	50,301
4.10%, 05/19/46 (Call 11/19/45)	41	38,622
4.10%, 05/11/47 (Call 11/11/46)	55	51,681

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	$22	$19,114
4.65%, 05/20/35 (Call 11/20/34)	130	124,649
4.80%, 05/20/45 (Call 11/20/44)	50	46,636
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	75	72,081

		779,558

Software — 1.5%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	30	26,708
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	60	56,218
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	40	36,908
3.50%, 02/12/35 (Call 08/12/34)	105	98,081
3.50%, 11/15/42	125	112,242
3.70%, 08/08/46 (Call 02/08/46)	195	180,012
3.75%, 02/12/45 (Call 08/12/44)	115	107,051
3.95%, 08/08/56 (Call 02/08/56)	169	157,356
4.00%, 02/12/55 (Call 08/12/54)	160	150,826
4.10%, 02/06/37 (Call 08/06/36)	163	163,365
4.20%, 11/03/35 (Call 05/03/35)	30	30,479
4.45%, 11/03/45 (Call 05/03/45)	135	139,678
4.50%, 10/01/40	5	5,217
4.50%, 02/06/57 (Call 08/06/56)	130	134,088
4.75%, 11/03/55 (Call 05/03/55)	40	43,197
5.20%, 06/01/39	30	34,307
5.30%, 02/08/41	117	134,225
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	175	176,727
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	70	64,876
3.80%, 11/15/37 (Call 05/15/37)	148	135,488
3.85%, 07/15/36 (Call 01/15/36)	55	50,956
3.90%, 05/15/35 (Call 11/15/34)	106	99,251
4.00%, 07/15/46 (Call 01/15/46)	160	145,557
4.00%, 11/15/47 (Call 05/15/47)	75	67,843
4.13%, 05/15/45 (Call 11/15/44)	143	132,411
4.30%, 07/08/34 (Call 01/08/34)	135	132,959
4.38%, 05/15/55 (Call 11/15/54)	50	47,076
4.50%, 07/08/44 (Call 01/08/44)	51	50,006
5.38%, 07/15/40	109	120,361
6.13%, 07/08/39	59	70,753
6.50%, 04/15/38	60	74,359

		2,978,581

Telecommunications — 4.1%
America Movil SAB de CV
6.13%, 11/15/37	25	28,077
6.13%, 03/30/40	150	169,967
6.38%, 03/01/35	40	45,491
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	160	149,307
4.30%, 12/15/42 (Call 06/15/42)	150	123,959
4.35%, 06/15/45 (Call 12/15/44)	200	163,046
4.50%, 05/15/35 (Call 11/15/34)	210	186,858
4.50%, 03/09/48 (Call 09/09/47)	235	196,655
4.55%, 03/09/49 (Call 09/09/48)	167	139,108
4.75%, 05/15/46 (Call 11/15/45)	250	215,448
4.80%, 06/15/44 (Call 12/15/43)	150	131,369
5.15%, 03/15/42	75	68,652
5.15%, 11/15/46 (Call 05/15/46)	115	104,168
5.25%, 03/01/37 (Call 09/01/36)	250	237,242

90

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.35%, 09/01/40	$135	$127,144
5.45%, 03/01/47 (Call 09/01/46)	50	47,237
5.55%, 08/15/41	10	9,547
5.65%, 02/15/47 (Call 08/15/46)	95	92,198
5.70%, 03/01/57 (Call 09/01/56)	75	71,853
6.00%, 08/15/40 (Call 05/15/40)	100	100,506
6.38%, 03/01/41	100	104,146
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	30	28,493
British Telecommunications PLC, 9.63%, 12/15/30	200	272,840
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	41,493
Series U, 7.65%, 03/15/42	50	41,519
Cisco Systems Inc.
5.50%, 01/15/40	105	121,151
5.90%, 02/15/39	100	119,608
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	47,528
8.75%, 06/15/30	274	358,756
Embarq Corp., 8.00%, 06/01/36	77	72,078
Frontier Communications Corp., 9.00%, 08/15/31	50	28,973
Juniper Networks Inc., 5.95%, 03/15/41	40	39,685
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,041
Motorola Solutions Inc., 5.50%, 09/01/44	20	18,264
Nokia OYJ, 6.63%, 05/15/39	25	25,769
Orange SA
5.38%, 01/13/42	38	39,740
5.50%, 02/06/44 (Call 08/06/43)	45	47,764
9.00%, 03/01/31	204	279,880
Qwest Capital Funding Inc., 7.75%, 02/15/31	25	21,306
Qwest Corp.
6.88%, 09/15/33 (Call 09/15/19)	39	37,280
7.13%, 11/15/43 (Call 11/15/19)	25	23,353
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	60	57,160
5.00%, 03/15/44 (Call 09/15/43)	125	125,819
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	24	20,522
Sprint Capital Corp., 8.75%, 03/15/32	125	135,719
Telecom Italia Capital SA
6.00%, 09/30/34	50	42,866
6.38%, 11/15/33	50	44,557
7.20%, 07/18/36	65	61,501
7.72%, 06/04/38	73	72,189
Telefonica Emisiones SAU
4.90%, 03/06/48	150	131,043
7.05%, 06/20/36	205	234,733
Telefonica Europe BV, 8.25%, 09/15/30	122	154,563
U.S. Cellular Corp., 6.70%, 12/15/33	25	25,240
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	90	75,714
4.13%, 08/15/46	125	108,130
4.27%, 01/15/36	10	9,219
4.40%, 11/01/34 (Call 05/01/34)	175	165,869
4.50%, 08/10/33	162	157,158
4.52%, 09/15/48	300	273,480
4.67%, 03/15/55	257	229,922
4.75%, 11/01/41	37	35,232
4.81%, 03/15/39	100	96,617
4.86%, 08/21/46	225	214,733
5.01%, 04/15/49	244	237,339
5.01%, 08/21/54	310	292,748

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$35	$35,968
5.50%, 03/16/47	105	109,321
6.55%, 09/15/43	57	65,914
Vodafone Group PLC
4.38%, 02/19/43	52	42,848
5.00%, 05/30/38	275	252,365
5.25%, 05/30/48	25	23,008
6.15%, 02/27/37	91	93,806
6.25%, 11/30/32	33	35,406
7.88%, 02/15/30	70	85,875

		7,956,083

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	22,302
6.35%, 03/15/40	20	21,203
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	19,859
6.20%, 10/01/40	25	19,515

		82,879

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	30	27,107
4.13%, 06/15/47 (Call 12/15/46)	35	32,812
4.15%, 04/01/45 (Call 10/01/44)	70	66,168
4.38%, 09/01/42 (Call 03/01/42)	10	9,781
4.45%, 03/15/43 (Call 09/15/42)	14	13,827
4.55%, 09/01/44 (Call 03/01/44)	80	79,799
4.90%, 04/01/44 (Call 10/01/43)	54	56,508
5.15%, 09/01/43 (Call 03/01/43)	125	134,923
5.75%, 05/01/40 (Call 11/01/39)	240	274,123
6.15%, 05/01/37	25	29,956
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	20,669
3.65%, 02/03/48 (Call 08/03/47)	25	22,404
6.20%, 06/01/36	35	42,500
6.38%, 11/15/37	21	26,047
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	25,538
5.95%, 05/15/37	26	30,202
6.13%, 09/15/15 (Call 03/15/15)	78	87,843
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	113	97,399
3.95%, 05/01/50 (Call 11/01/49)	125	107,455
4.10%, 03/15/44 (Call 09/15/43)	38	34,309
4.25%, 11/01/66 (Call 05/01/66)	25	21,179
4.50%, 08/01/54 (Call 02/01/54)	25	23,030
6.00%, 10/01/36	26	29,670
6.15%, 05/01/37	15	17,396
6.22%, 04/30/40	40	46,627
FedEx Corp.
3.90%, 02/01/35	125	113,026
4.10%, 02/01/45	60	51,317
4.40%, 01/15/47 (Call 07/15/46)	47	41,845
4.55%, 04/01/46 (Call 10/01/45)	50	45,482
4.75%, 11/15/45 (Call 05/15/45)	108	101,197
4.90%, 01/15/34	25	25,280
5.10%, 01/15/44	83	81,640

91

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	$50	$45,987
4.95%, 08/15/45 (Call 02/15/45)	10	9,955
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h)	200	199,086
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	84	74,289
4.05%, 08/15/52 (Call 02/15/52)	75	66,252
4.65%, 01/15/46 (Call 07/15/45)	100	98,608
4.84%, 10/01/41	25	25,286
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	73,381
3.80%, 10/01/51 (Call 04/01/51)	29	24,032
3.88%, 02/01/55 (Call 08/01/54)	30	24,806
4.00%, 04/15/47 (Call 10/15/46)(g)	85	76,140
4.05%, 11/15/45 (Call 05/15/45)	10	8,907
4.05%, 03/01/46 (Call 09/01/45)	20	17,905
4.10%, 09/15/67 (Call 03/15/67)	50	40,958
4.38%, 11/15/65 (Call 05/15/65)	90	77,942
4.75%, 09/15/41 (Call 03/15/41)	10	9,895
4.82%, 02/01/44 (Call 08/01/43)	50	50,027
6.63%, 02/01/29	25	29,895
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	35	28,935
3.63%, 10/01/42	50	43,598
3.75%, 11/15/47 (Call 05/15/47)	92	80,968
6.20%, 01/15/38	125	151,501
XPO CNW Inc., 6.70%, 05/01/34	25	24,708

		3,100,120

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	14,933

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	21,741
4.20%, 09/01/48 (Call 03/01/48)	25	23,439
4.30%, 12/01/42 (Call 06/01/42)	25	24,003
4.30%, 09/01/45 (Call 03/01/45)	10	9,527
6.59%, 10/15/37	15	18,708

		97,418

Total Corporate Bonds & Notes — 50.7% (Cost: $109,901,727)		98,877,561

Foreign Government Obligations(i)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(h)	200	193,864

Argentina — 0.5%
Argentine Republic Government International Bond
2.50%, 12/31/38(f)	75	38,729
6.88%, 01/11/48	100	72,094
7.13%, 07/06/36	200	148,678
7.13%, 12/31/99	140	101,469
7.63%, 04/22/46	150	114,404
8.28%, 12/31/33	280	231,497
Series NY, 2.50%, 12/31/38(f)	200	110,860
Series NY, 8.28%, 12/31/33	225	191,067

		1,008,798

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(h)	200	205,636

Security	Par (000)	Value

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(h)	$200	$163,862

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45	300	250,038
5.63%, 01/07/41	250	230,662
7.13%, 01/20/37	100	109,957

		590,657

Canada — 0.1%
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	100	135,784

Chile — 0.2%
Chile Government International Bond
3.63%, 10/30/42	150	134,255
3.86%, 06/21/47(g)	200	181,628

		315,883

Colombia — 0.4%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	186,994
5.63%, 02/26/44 (Call 08/26/43)	200	202,882
6.13%, 01/18/41	100	106,493
7.38%, 09/18/37	100	119,368
10.38%, 01/28/33	50	74,470

		690,207

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(h)	200	175,054

Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(h)	100	95,593
7.45%, 04/30/44(h)	100	101,403

		196,996

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(h)	100	82,023
8.50%, 01/31/47(h)	200	183,174

		265,197

El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(h)	150	140,016
8.25%, 04/10/32(h)	60	59,692

		199,708

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	100	134,038

Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48(g)	200	174,314
4.63%, 04/15/43(h)	200	178,782
5.13%, 01/15/45(h)	200	189,332
5.25%, 01/17/42(h)	200	194,604
5.25%, 01/08/47(h)	200	193,108
6.63%, 02/17/37(h)	100	112,906
7.75%, 01/17/38(h)	100	125,467

		1,168,513

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	199,590

92

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	$74	$74,559

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/32)(f)(h)	93	81,832

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	226,634

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(h)	200	190,320

Lebanon — 0.1%
Lebanon Government International Bond
6.65%, 02/26/30(h)	200	145,798
6.85%, 05/25/29	150	110,581
7.25%, 03/23/37(h)	50	36,259

		292,638

Mexico — 0.8%
Mexico Government International Bond
4.35%, 01/15/47	200	166,582
4.60%, 01/23/46	200	172,382
4.75%, 03/08/44	358	315,445
5.55%, 01/21/45	250	246,110
5.75%, 10/12/10	200	183,348
6.75%, 09/27/34	60	67,807
7.50%, 04/08/33	250	302,050
8.30%, 08/15/31	75	96,756

		1,550,480

Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/28/47(h)	200	168,822

Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48(h)	200	174,844

Panama — 0.2%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	200	194,220
6.70%, 01/26/36	100	120,469
9.38%, 04/01/29	100	138,073

		452,762

Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	200	226,582
6.55%, 03/14/37	100	123,037
8.75%, 11/21/33	77	110,942

		460,561

Philippines — 0.5%
Philippine Government International Bond
3.70%, 02/02/42	200	182,980
3.95%, 01/20/40	300	283,665
6.38%, 01/15/32	165	199,493
6.38%, 10/23/34	100	123,250
7.75%, 01/14/31	100	132,339

		921,727

Security	Par (000)	Value

Qatar — 0.4%
Qatar Government International Bond
4.63%, 06/02/46(h)	$200	$197,488
6.40%, 01/20/40(a)	100	122,521
9.75%, 06/15/30(a)	300	445,131

		765,140

Romania — 0.1%
Romanian Government International Bond, 6.13%, 01/22/44(h)	100	106,732

Russia — 0.5%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47(h)	400	366,188
5.63%, 04/04/42(h)	200	201,692
7.50%, 03/31/30(f)(h)	203	220,159
12.75%, 06/24/28(h)	70	109,985

		898,024

Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 10/26/46(h)	400	363,656
4.63%, 10/04/47(h)	217	197,806

		561,462

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(h)	200	169,332

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	400	325,212
6.25%, 03/08/41	100	94,175

		419,387

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	100	118,640
Inter-American Development Bank
3.20%, 08/07/42	75	70,860
3.88%, 10/28/41	30	31,598
4.38%, 01/24/44	35	39,834
International Bank for Reconstruction & Development, 4.75%, 02/15/35	25	29,190

		290,122

Turkey — 0.6%
Turkey Government International Bond
5.75%, 05/11/47	200	151,874
6.00%, 01/14/41	300	237,888
6.63%, 02/17/45	200	168,322
6.75%, 05/30/40	100	86,080
6.88%, 03/17/36	135	118,746
7.25%, 03/05/38	125	113,675
8.00%, 02/14/34	200	197,620

		1,074,205

Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(h)	200	161,768

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(h)	200	185,394

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	100	86,064
5.10%, 06/18/50	150	141,637
7.63%, 03/21/36	100	127,255
7.88%, 01/15/33	90	115,780

		470,736

93

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(h)(j)	$30	$6,824
9.38%, 01/13/34(j)	70	19,261
11.95%, 08/05/31(h)(j)	250	58,610

		84,695

Total Foreign Government Obligations — 7.9% (Cost: $17,358,940)		15,425,963

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	55,194

California — 1.2%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	175	244,314
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	138,608
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	62,395
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	69,497
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	69,756
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	70,609
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	175,092
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	50	63,173
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	115,547
State of California GO, 4.60%, 04/01/38( 04/01/28)	100	101,527
State of California GO BAB
7.30%, 10/01/39	185	251,587
7.50%, 04/01/34	120	161,904
7.55%, 04/01/39	200	282,476
7.60%, 11/01/40	155	222,473
7.95%, 03/01/36 (Call 03/01/20)	100	105,654
University of California RB, Series AQ, 4.77%, 05/15/15	100	96,973
University of California RB BAB, 5.77%, 05/15/43	50	58,955

		2,290,540

Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	25,199

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	59,256
Project M, Series 2010-A, 6.66%, 04/01/57	50	57,775

		117,031

Illinois — 0.3%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	65,220
State of Illinois GO, 5.10%, 06/01/33	400	379,808
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	109,010

		554,038

Security	Par (000)	Value

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	$50	$61,075

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	118,247
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	29,770
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	59,608

		207,625

New Jersey — 0.4%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	119,397
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	135,202
Series F, 7.41%, 01/01/40	150	209,256
New Jersey Transportation Trust Fund Authority RB BAB
Series C, 5.75%, 12/15/28	100	108,898
Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	77,449

		650,202

New York — 0.6%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	115,285
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	100	139,395
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	57,135
5.57%, 11/01/38	150	172,050
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	100	120,411
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	114,246
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	62,820
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	80	87,276
6.04%, 12/01/29	40	47,594
Series 174, 4.46%, 10/01/62	150	147,955
Series 181, 4.96%, 08/01/46	50	54,674

		1,118,841

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	176,774
Series E, 6.27%, 02/15/50	50	59,876
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	75	76,704
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	109,585
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	26,667

		449,606

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	60,805

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, 6.73%, 07/01/43	40	52,242

94

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	$50	$57,385
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.72%, 02/01/41	25	29,870
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	61,188
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	50	62,528
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	35,342
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	42,702
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	67,794
State of Texas GO BAB, 5.52%, 04/01/39	200	240,764
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	83,863

		681,436

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	57,037

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	24,049

Total Municipal Debt Obligations — 3.3% (Cost: $6,638,986)		6,404,920

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks, 5.50%, 07/15/36	150	187,302
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	652,935
6.75%, 03/15/31	450	599,863
Federal National Mortgage Association
6.25%, 05/15/29	100	125,251
6.63%, 11/15/30	100	131,447
Tennessee Valley Authority
3.50%, 12/15/42	50	47,264
5.25%, 09/15/39	65	78,284
5.38%, 04/01/56	500	640,575
7.13%, 05/01/30	225	302,551

		2,765,472

U.S. Government Obligations — 35.2%
U.S. Treasury Note/Bond
2.25%, 08/15/46	2,650	2,137,975
2.50%, 02/15/45	2,475	2,121,256
2.50%, 02/15/46	3,175	2,709,843
2.50%, 05/15/46	1,300	1,108,409
2.75%, 08/15/42	1,800	1,636,789
2.75%, 08/15/47	2,350	2,104,204
2.75%, 11/15/47	3,700	3,310,649
2.88%, 05/15/43	500	463,637
2.88%, 08/15/45	3,375	3,112,385
2.88%, 11/15/46	3,150	2,898,384
3.00%, 11/15/44	7,575	7,167,711
3.00%, 05/15/45	1,375	1,300,433
3.00%, 11/15/45	2,100	1,984,169
3.00%, 02/15/47	1,375	1,296,626

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 05/15/47	$2,300	$2,167,104
3.00%, 02/15/48	2,000	1,881,755
3.13%, 11/15/41	1,500	1,462,419
3.13%, 08/15/44	2,050	1,984,999
3.13%, 05/15/48	1,925	1,856,104
3.38%, 05/15/44	1,450	1,466,589
3.50%, 02/15/39	390	407,451
3.63%, 08/15/43	2,950	3,108,452
3.63%, 02/15/44	350	368,829
3.75%, 08/15/41	1,700	1,828,943
3.75%, 11/15/43	2,000	2,150,442
3.88%, 08/15/40	1,000	1,096,700
4.25%, 05/15/39	1,000	1,155,570
4.25%, 11/15/40	1,000	1,155,228
4.38%, 11/15/39	2,530	2,970,220
4.38%, 05/15/40	1,095	1,286,058
4.50%, 08/15/39	2,450	2,922,782
4.75%, 02/15/41	2,000	2,470,850
5.38%, 02/15/31	900	1,111,242
6.25%, 05/15/30	1,825	2,387,118

		68,591,325

Total U.S. Government & Agency Obligations — 36.6% (Cost: $78,084,197)		71,356,797

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(k)(l)(m)	2,781	2,780,941

Total Short-Term Investments — 1.4% (Cost: $2,780,941)		2,780,941

Total Investments in Securities — 99.9% (Cost: $214,764,791)		194,846,182

Other Assets, Less Liabilities — 0.1%		104,187

Net Assets — 100.0%		$194,950,369

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	All or a portion of this security is on loan.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

95

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,338	443	2,781	$2,780,941	$18,158	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$98,877,561	$—	$98,877,561
Foreign Government Obligations	—	15,425,963	—	15,425,963
Municipal Debt Obligations	—	6,404,920	—	6,404,920
U.S. Government & Agency Obligations	—	71,356,797	—	71,356,797
Money Market Funds	2,780,941	—	—	2,780,941

	$2,780,941	$192,065,241	$—	$194,846,182

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

96

Schedule of Investments (unaudited) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,319,962
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,109,641
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51	10,616	10,553,011
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	7,052,038
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	6,284,237
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,231,989
Series 2014-GC25, Class AA, 3.37%, 10/10/47	10,000	9,967,841
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,241,205
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,062,037
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,113,347
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,701,803
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,672,855
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,203,437
Series 2013-CR12, Class A4, 4.05%, 10/10/46	6,000	6,122,037
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,853,070
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,061,151
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,821,128
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	12,933,266
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	12,919,552
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	16,876,818
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,682,495
Series 2015-DC1, Class C, 4.50%, 02/10/48(a)	3,000	2,862,306
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	15,428,498
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,209,678
Series 2015-PC1, Class A2, 3.15%, 07/10/50	3,000	2,993,004
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,663,121
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,968,303
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,965,238
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	9,839,134
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,495,667
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	27,112,962
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	939,053
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,042,835
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	4,889,365
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,280,637
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,073,612
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	1,991,861
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	9,985,055
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,282,532
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	5,772,820
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,015,607
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 08/15/19)	5,500	5,489,582
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,028,165
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	9,755,509
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,828,567

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.87%, 07/15/47	$4,989	$4,980,375
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,048,526
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	4,919,843
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,637,990
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,292,024
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	4,875,401
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,844,157
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,255,155
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	16,955,058
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,128,419
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,657,439
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	696,668
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	18,150	18,103,886
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,110,362
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,411,972
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	25,709,331
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	15,296,411
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	16,856,990
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,367,548
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	11,148,810
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	3,829	3,794,284
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	4,980,168
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	26,440,836
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	11,471,387
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,221,115

		669,900,186

Total Collaterized Mortgage Obligations — 1.2%
(Cost: $692,539,660)		669,900,186

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	110	110,298
3.75%, 02/15/23	3,720	3,679,154
4.00%, 03/15/22	110	110,345
4.20%, 04/15/24	1,026	1,019,290
4.65%, 10/01/28 (Call 07/01/28)(b)	140	138,338
5.40%, 10/01/48 (Call 04/01/48)	250	236,303
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	925	865,856
3.63%, 05/01/22	9,730	9,554,276
3.65%, 11/01/24 (Call 08/01/24)	685	656,449
4.45%, 08/15/20	1,151	1,171,350
WPP Finance 2010
3.63%, 09/07/22	1,300	1,259,479
3.75%, 09/19/24	3,750	3,477,375
4.75%, 11/21/21	3,125	3,179,125
5.13%, 09/07/42	625	579,844
5.63%, 11/15/43	395	389,355

		26,426,837

97

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	$340	$330,647
1.88%, 06/15/23 (Call 04/15/23)	300	281,037
2.13%, 03/01/22 (Call 02/01/22)	2,400	2,310,120
2.20%, 10/30/22 (Call 08/30/22)	155	148,431
2.25%, 06/15/26 (Call 03/15/26)	2,335	2,114,389
2.35%, 10/30/21	550	536,877
2.50%, 03/01/25 (Call 12/01/24)	95	88,417
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,070,277
2.80%, 03/01/23 (Call 02/01/23)	1,165	1,139,720
2.80%, 03/01/27 (Call 12/01/26)	2,270	2,115,640
2.85%, 10/30/24 (Call 07/30/24)	2,790	2,679,209
3.25%, 03/01/28 (Call 12/01/27)	415	397,682
3.30%, 03/01/35 (Call 09/01/34)	645	567,439
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,784,076
3.45%, 11/01/28 (Call 08/01/28)	535	519,453
3.50%, 03/01/45 (Call 09/01/44)	1,970	1,724,597
3.55%, 03/01/38 (Call 09/01/37)	1,580	1,443,772
3.65%, 03/01/47 (Call 09/01/46)	1,330	1,181,572
3.85%, 11/01/48 (Call 05/01/48)	345	317,897
4.88%, 02/15/20	4,440	4,534,394
5.88%, 02/15/40	50	60,562
6.13%, 02/15/33	25	30,432
6.63%, 02/15/38	40	51,250
6.88%, 03/15/39	770	1,019,064
7.95%, 08/15/24	250	304,535
Embraer Netherlands Finance BV
5.05%, 06/15/25	1,250	1,264,175
5.40%, 02/01/27	5,750	5,905,940
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,880	1,749,284
2.13%, 08/15/26 (Call 05/15/26)	2,065	1,836,239
2.25%, 11/15/22 (Call 08/15/22)	6,498	6,214,817
2.38%, 11/15/24 (Call 09/15/24)	255	238,604
2.63%, 11/15/27 (Call 08/15/27)	1,725	1,566,800
3.00%, 05/11/21	5,000	4,970,850
3.38%, 05/15/23 (Call 04/15/23)	455	452,789
3.50%, 05/15/25 (Call 03/15/25)	3,000	2,970,750
3.60%, 11/15/42 (Call 05/14/42)	15	13,709
3.75%, 05/15/28 (Call 02/15/28)	1,345	1,336,392
3.88%, 07/15/21 (Call 04/15/21)	2,120	2,143,892
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	50	49,463
3.83%, 04/27/25 (Call 01/27/25)	1,060	1,033,829
4.40%, 06/15/28 (Call 03/15/28)	1,715	1,699,788
4.85%, 04/27/35 (Call 10/27/34)	1,313	1,317,005
5.05%, 04/27/45 (Call 10/27/44)	2,075	2,102,888
6.15%, 12/15/40	440	501,569
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	2,570	2,551,624
3.85%, 12/15/26 (Call 09/15/26)	2,110	2,028,512
3.95%, 05/28/24 (Call 02/28/24)	761	750,612
4.40%, 06/15/28 (Call 03/15/28)	2,000	1,985,360
4.95%, 02/15/21 (Call 11/15/20)	2,297	2,347,281
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	4,320	4,243,061
2.90%, 03/01/25 (Call 12/01/24)	622	590,707
3.10%, 01/15/23 (Call 11/15/22)	1,271	1,244,525
3.35%, 09/15/21	3,544	3,528,584
3.55%, 01/15/26 (Call 10/15/25)	5,070	4,963,378

Security	Par (000)	Value

Aerospace & Defense (continued)
3.60%, 03/01/35 (Call 09/01/34)	$3,188	$2,892,696
3.80%, 03/01/45 (Call 09/01/44)	4,482	3,981,405
4.07%, 12/15/42	6,698	6,218,490
4.09%, 09/15/52 (Call 03/15/52)	1,470	1,332,790
4.50%, 05/15/36 (Call 11/15/35)	1,665	1,672,359
4.70%, 05/15/46 (Call 11/15/45)	7,051	7,190,962
5.72%, 06/01/40	500	570,650
Series B, 6.15%, 09/01/36	35	41,450
Northrop Grumman Corp.
2.08%, 10/15/20	1,880	1,836,478
2.55%, 10/15/22 (Call 09/15/22)	2,358	2,253,729
2.93%, 01/15/25 (Call 11/15/24)	2,985	2,819,750
3.20%, 02/01/27 (Call 11/01/26)	6,469	6,064,235
3.25%, 08/01/23	7,699	7,493,514
3.25%, 01/15/28 (Call 10/15/27)	2,259	2,099,966
3.50%, 03/15/21	2,250	2,251,058
3.85%, 04/15/45 (Call 10/15/44)	2,955	2,584,650
4.03%, 10/15/47 (Call 04/15/47)	4,575	4,098,697
4.75%, 06/01/43	1,755	1,756,000
5.05%, 11/15/40	695	717,108
Northrop Grumman Systems Corp., 7.75%, 02/15/31	555	722,027
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,935	1,867,914
3.13%, 10/15/20	1,513	1,513,363
4.20%, 12/15/44 (Call 06/15/44)	510	508,776
4.70%, 12/15/41	900	945,594
4.88%, 10/15/40	105	112,909
7.20%, 08/15/27	1,765	2,192,801
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	2,865	2,772,432
3.10%, 11/15/21 (Call 08/15/21)	575	565,909
3.20%, 03/15/24 (Call 01/15/24)	3,435	3,287,295
3.50%, 03/15/27 (Call 12/15/26)	3,510	3,307,894
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,704,921
4.35%, 04/15/47 (Call 10/15/46)	3,545	3,275,509
4.80%, 12/15/43 (Call 06/15/43)	2,575	2,546,160
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,077,296
3.95%, 06/15/23 (Call 05/15/23)	975	970,720
4.60%, 06/15/28 (Call 03/15/28)	1,500	1,429,875
United Technologies Corp.
1.90%, 05/04/20	1,325	1,296,817
1.95%, 11/01/21 (Call 10/01/21)	2,575	2,456,756
2.30%, 05/04/22 (Call 04/04/22)	1,225	1,171,137
2.65%, 11/01/26 (Call 08/01/26)	2,278	2,037,010
2.80%, 05/04/24 (Call 03/04/24)	1,760	1,657,286
3.10%, 06/01/22	11,346	11,062,237
3.13%, 05/04/27 (Call 01/04/27)	3,030	2,788,206
3.35%, 08/16/21	320	318,707
3.65%, 08/16/23 (Call 07/16/23)	1,500	1,478,070
3.75%, 11/01/46 (Call 05/01/46)	4,000	3,332,080
3.95%, 08/16/25 (Call 06/16/25)	315	311,261
4.05%, 05/04/47 (Call 11/04/46)	2,115	1,857,774
4.13%, 11/16/28 (Call 08/16/28)	5,790	5,676,690
4.15%, 05/15/45 (Call 11/16/44)	4,965	4,440,845
4.45%, 11/16/38 (Call 05/16/38)	50	47,970
4.50%, 04/15/20	3,158	3,203,791
4.50%, 06/01/42	4,552	4,261,764
4.63%, 11/16/48 (Call 05/16/48)	2,725	2,608,779
5.40%, 05/01/35	995	1,049,068

98

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$6,038	$6,582,024
6.05%, 06/01/36	946	1,063,663
6.13%, 07/15/38	6,272	7,150,080
6.70%, 08/01/28	475	557,189
7.50%, 09/15/29	200	251,706

		241,692,208
Agriculture — 0.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,594	5,540,242
2.63%, 09/16/26 (Call 06/16/26)	1,515	1,355,213
2.85%, 08/09/22	3,201	3,081,891
2.95%, 05/02/23	175	168,301
3.88%, 09/16/46 (Call 03/16/46)	2,955	2,377,091
4.00%, 01/31/24	3,212	3,204,195
4.25%, 08/09/42	1,620	1,388,065
4.50%, 05/02/43	4,366	3,852,689
4.75%, 05/05/21	8,143	8,292,180
5.38%, 01/31/44	5,950	5,862,951
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,407	3,090,047
3.38%, 03/15/22 (Call 02/15/22)	875	871,798
3.75%, 09/15/47 (Call 03/15/47)	650	578,663
4.02%, 04/16/43	486	452,894
4.48%, 03/01/21	4,190	4,289,973
4.50%, 03/15/49 (Call 09/15/48)	2,500	2,473,375
4.54%, 03/26/42	573	573,584
5.38%, 09/15/35	25	27,381
5.77%, 03/01/41(c)	600	699,522
BAT Capital Corp.
2.30%, 08/14/20	2,810	2,736,996
2.76%, 08/15/22 (Call 07/15/22)	2,145	2,032,323
3.22%, 08/15/24 (Call 06/15/24)	4,985	4,611,025
3.56%, 08/15/27 (Call 05/15/27)	9,906	8,848,039
4.39%, 08/15/37 (Call 02/15/37)	850	716,210
4.54%, 08/15/47 (Call 02/15/47)	3,125	2,545,844
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,015	968,635
3.25%, 08/15/26 (Call 05/15/26)	2,280	2,015,406
3.50%, 11/24/20(b)	2,805	2,789,376
3.75%, 09/25/27 (Call 06/25/27)	1,075	962,018
4.35%, 03/15/24 (Call 02/15/24)	1,750	1,728,457
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	925	892,116
2.00%, 02/21/20	1,050	1,033,756
2.13%, 05/10/23 (Call 03/10/23)	1,020	946,162
2.38%, 08/17/22 (Call 07/17/22)	2,815	2,674,025
2.50%, 08/22/22	1,725	1,644,977
2.50%, 11/02/22 (Call 10/02/22)	1,500	1,427,655
2.63%, 02/18/22 (Call 01/18/22)	1,105	1,066,911
2.63%, 03/06/23	300	285,399
2.75%, 02/25/26 (Call 11/25/25)	4,011	3,715,068
2.90%, 11/15/21	2,225	2,177,963
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,639,085
3.13%, 03/02/28 (Call 12/02/27)	300	280,104
3.25%, 11/10/24	2,469	2,389,770
3.38%, 08/11/25 (Call 05/11/25)	2,940	2,848,507
3.60%, 11/15/23	1,555	1,539,932
3.88%, 08/21/42	536	456,297
4.13%, 05/17/21	2,700	2,731,968
4.13%, 03/04/43	3,835	3,382,470

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$4,364	$3,922,756
4.38%, 11/15/41	1,571	1,433,616
4.50%, 03/26/20	1,870	1,897,826
4.50%, 03/20/42	2,115	1,965,871
4.88%, 11/15/43	1,675	1,633,862
6.38%, 05/16/38	3,558	4,108,138
Reynolds American Inc.
3.25%, 06/12/20	7,754	7,672,893
4.00%, 06/12/22	2,340	2,310,844
4.45%, 06/12/25 (Call 03/12/25)	9,571	9,302,821
4.85%, 09/15/23	287	290,467
5.70%, 08/15/35 (Call 02/15/35)	3,602	3,563,026
5.85%, 08/15/45 (Call 02/12/45)	12,661	12,239,769
6.15%, 09/15/43	905	899,932
6.88%, 05/01/20	6,398	6,656,927
7.25%, 06/15/37	1,150	1,294,233

		168,459,530
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	1,200	1,189,179
Series 2013-2, Class A, 4.95%, 01/15/23	2,332	2,377,084
Series 2014-1, Class A, 3.70%, 10/01/26	2,217	2,142,698
Series 2015-1, Class A, 3.38%, 05/01/27	6,307	6,037,136
Series 2015-2, Class AA, 3.60%, 09/22/27(b)	353	339,049
Series 2016-1, Class AA, 3.58%, 01/15/28	610	589,442
Series 2016-3, Class AA, 3.00%, 10/15/28	339	314,525
Series 2017-1, Class AA, 3.65%, 02/15/29	3,996	3,877,937
Series 2017-2, Class AA, 3.35%, 10/15/29	102	96,163
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 04/11/24	1,823	1,822,222
Series 2012-2, Class A, 4.00%, 10/29/24	213	212,409
Delta Air Lines Inc.
2.60%, 12/04/20	1,630	1,593,390
3.40%, 04/19/21	1,130	1,111,705
3.63%, 03/15/22 (Call 02/15/22)	3,990	3,912,913
3.80%, 04/19/23 (Call 03/19/23)	3,294	3,205,556
4.38%, 04/19/28 (Call 01/19/28)	2,050	1,936,082
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 08/10/22	55	59,816
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 11/15/27	4,207	4,049,934
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	5,240	5,168,002
2.75%, 11/16/22 (Call 10/16/22)	1,180	1,138,122
3.00%, 11/15/26 (Call 08/15/26)	2,560	2,360,678
3.45%, 11/16/27 (Call 08/16/27)	1,500	1,399,935
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	1,454	1,432,828
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 06/03/25(b)	446	453,234
Series 2013-1, Class A, 3.95%, 11/15/25	115	113,515
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26(b)	3,685	3,672,702
Series 2014-2, Class A, 3.75%, 09/03/26	3,480	3,431,334
Series 2015-1, Class AA, 3.45%, 12/01/27	4,246	4,092,482
Series 2016-1, Class AA, 3.10%, 07/07/28	2,648	2,486,702
Series 2016-2, Class AA, 2.88%, 10/07/28	1,137	1,049,278
Series 2018-1, Class AA, 3.50%, 03/01/30	2,000	1,888,340

		63,554,392

99

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$1,875	$1,789,837
2.38%, 11/01/26 (Call 08/01/26)	3,645	3,300,110
3.38%, 11/01/46 (Call 05/01/46)	2,600	2,188,394
3.63%, 05/01/43 (Call 11/01/42)	839	744,612
3.88%, 11/01/45 (Call 05/01/45)	2,535	2,345,002
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	2,525	2,493,766
3.75%, 09/15/25 (Call 07/15/25)	1,100	1,079,221
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	1,880	1,882,557
6.45%, 11/01/37	635	772,446

		16,595,945
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.65%, 07/12/21	2,255	2,158,012
1.70%, 09/09/21	2,759	2,639,590
1.95%, 07/20/20	1,090	1,067,840
2.00%, 02/14/20	665	655,836
2.30%, 09/09/26	1,215	1,086,332
2.45%, 09/24/20	1,610	1,586,832
2.60%, 11/16/22	1,425	1,375,610
2.65%, 02/12/21	3,150	3,105,364
2.90%, 02/16/24	1,275	1,224,446
3.00%, 06/16/20	1,000	996,600
3.38%, 12/10/21	1,500	1,497,000
3.45%, 07/14/23	1,710	1,700,065
3.50%, 02/15/28	1,450	1,394,653
3.63%, 10/10/23	2,000	1,996,160
Series A, 2.15%, 03/13/20	2,000	1,973,640
Daimler Finance North America LLC, 8.50%, 01/18/31	5,010	6,688,901
Ford Holdings LLC, 9.30%, 03/01/30	580	675,039
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	3,740	3,345,954
4.75%, 01/15/43	6,415	4,834,985
5.29%, 12/08/46 (Call 06/08/46)	4,500	3,615,165
6.38%, 02/01/29	900	897,570
6.63%, 10/01/28	1,365	1,378,159
7.40%, 11/01/46	1,260	1,227,681
7.45%, 07/16/31	4,296	4,440,217
Ford Motor Credit Co. LLC
2.34%, 11/02/20	4,850	4,654,884
2.43%, 06/12/20	1,815	1,759,987
2.46%, 03/27/20	1,000	977,630
2.68%, 01/09/20	200	197,044
2.98%, 08/03/22 (Call 07/03/22)	2,350	2,168,227
3.10%, 05/04/23	1,070	966,435
3.16%, 08/04/20	2,100	2,052,204
3.20%, 01/15/21	3,130	3,031,937
3.22%, 01/09/22	3,175	2,992,088
3.34%, 03/18/21	6,472	6,234,478
3.34%, 03/28/22 (Call 02/28/22)	3,210	3,028,956
3.47%, 04/05/21	500	483,850
3.66%, 09/08/24	3,750	3,328,575
3.81%, 10/12/21	520	504,057
3.81%, 01/09/24 (Call 11/09/23)	2,890	2,647,095
3.82%, 11/02/27 (Call 08/02/27)(b)	2,250	1,898,415
4.13%, 08/04/25	6,275	5,638,464
4.25%, 09/20/22	5,160	4,970,009
4.38%, 08/06/23	200	189,886

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26	$3,700	$3,358,342
4.69%, 06/09/25 (Call 04/09/25)	500	466,000
5.75%, 02/01/21	1,900	1,929,165
5.88%, 08/02/21	7,470	7,626,945
8.13%, 01/15/20	7,900	8,227,692
General Motors Co.
4.00%, 04/01/25	850	796,518
4.20%, 10/01/27 (Call 07/01/27)	1,010	915,838
4.88%, 10/02/23	4,619	4,628,515
5.00%, 10/01/28 (Call 07/01/28)	1,500	1,411,155
5.00%, 04/01/35	670	569,540
5.15%, 04/01/38 (Call 10/01/37)	1,175	1,006,775
5.20%, 04/01/45	6,556	5,497,599
5.40%, 04/01/48 (Call 10/01/47)(b)	825	705,507
6.25%, 10/02/43	4,753	4,392,532
6.60%, 04/01/36 (Call 10/01/35)	4,142	4,093,497
6.75%, 04/01/46 (Call 10/01/45)	3,100	3,029,227
General Motors Financial Co. Inc.
2.45%, 11/06/20	3,050	2,962,038
2.65%, 04/13/20	2,950	2,908,670
3.15%, 01/15/20 (Call 12/15/19)	5,118	5,081,816
3.15%, 06/30/22 (Call 05/30/22)	3,450	3,282,019
3.20%, 07/13/20 (Call 06/13/20)	2,145	2,117,630
3.20%, 07/06/21 (Call 06/06/21)	330	320,598
3.25%, 01/05/23 (Call 12/05/22)	2,042	1,915,192
3.45%, 01/14/22 (Call 12/14/21)	5,925	5,722,009
3.45%, 04/10/22 (Call 02/10/22)	6,298	6,068,816
3.50%, 11/07/24 (Call 09/07/24)	3,185	2,896,662
3.55%, 04/09/21	290	285,296
3.70%, 11/24/20 (Call 10/24/20)	6,845	6,790,514
3.70%, 05/09/23 (Call 03/09/23)	2,150	2,034,566
3.85%, 01/05/28 (Call 10/05/27)	2,375	2,083,445
3.95%, 04/13/24 (Call 02/13/24)	1,565	1,481,335
4.00%, 01/15/25 (Call 10/15/24)	7,023	6,591,858
4.00%, 10/06/26 (Call 07/06/26)	1,215	1,097,595
4.15%, 06/19/23 (Call 05/19/23)	1,385	1,345,957
4.20%, 03/01/21 (Call 12/01/20)	2,225	2,215,699
4.20%, 11/06/21(b)	695	690,740
4.30%, 07/13/25 (Call 04/13/25)	3,590	3,389,247
4.35%, 04/09/25 (Call 02/09/25)	455	432,578
4.35%, 01/17/27 (Call 10/17/26)	3,106	2,871,062
4.38%, 09/25/21	2,640	2,637,756
5.25%, 03/01/26 (Call 12/01/25)	5,955	5,874,429
PACCAR Financial Corp.
1.65%, 08/11/21	35	33,445
1.95%, 02/27/20	490	482,822
2.05%, 11/13/20	770	752,244
2.25%, 02/25/21	1,375	1,343,086
2.30%, 08/10/22	1,500	1,438,905
2.50%, 08/14/20	1,050	1,037,369
2.80%, 03/01/21	575	568,756
3.10%, 05/10/21	735	730,303
3.15%, 08/09/21	730	727,029
3.40%, 08/09/23	650	645,444
Toyota Motor Corp.
3.18%, 07/20/21	1,500	1,494,720
3.42%, 07/20/23	2,500	2,481,925
3.67%, 07/20/28	905	892,430

100

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.90%, 04/08/21	$1,075	$1,042,073
1.95%, 04/17/20	1,750	1,721,912
2.15%, 03/12/20	9,290	9,176,290
2.15%, 09/08/22	1,877	1,791,540
2.20%, 01/10/20	600	594,498
2.25%, 10/18/23	1,905	1,783,080
2.60%, 01/11/22	2,458	2,402,449
2.63%, 01/10/23	2,350	2,266,951
2.70%, 01/11/23	250	241,323
2.75%, 05/17/21	363	357,991
2.80%, 07/13/22	450	440,465
2.90%, 04/17/24	1,280	1,230,618
2.95%, 04/13/21	2,500	2,474,100
3.05%, 01/11/28	150	140,690
3.20%, 01/11/27	1,220	1,163,002
3.30%, 01/12/22	3,165	3,160,759
3.40%, 09/15/21	1,795	1,799,254
3.40%, 04/14/25	2,500	2,455,775
3.45%, 09/20/23	2,525	2,500,406
4.25%, 01/11/21	3,000	3,060,810
4.50%, 06/17/20	580	591,838

		274,062,548
Auto Parts & Equiptment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,689	2,655,898
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	1,250	1,235,975
4.25%, 01/15/26 (Call 10/15/25)	1,187	1,158,844
4.40%, 10/01/46 (Call 04/01/46)	290	247,643
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	1,155	1,037,629
4.63%, 09/15/20	1,400	1,417,416
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	1,420	1,280,542
5.25%, 01/15/25 (Call 01/15/20)	3,280	3,358,982
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	765	749,861
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,506,450

		14,649,240
Banks — 6.1%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,350	1,338,350
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,000	1,989,820
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	660	645,242
2.30%, 06/01/21	3,280	3,184,782
2.55%, 11/23/21	2,500	2,427,050
2.63%, 05/19/22	5,000	4,833,800
2.70%, 11/16/20	3,200	3,153,792
3.70%, 11/16/25	2,500	2,465,750
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,270	1,254,747
Banco Santander SA
3.13%, 02/23/23	2,300	2,158,573
3.50%, 04/11/22	1,650	1,605,929
3.80%, 02/23/28	3,500	3,089,730
3.85%, 04/12/23	400	384,580
4.25%, 04/11/27	3,600	3,331,944

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$1,000	$923,390
5.18%, 11/19/25	5,400	5,306,958
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	5,135	5,006,471
2.33%, 10/01/21 (Call 10/01/20)(a)(d)	6,900	6,740,058
2.37%, 07/21/21 (Call 07/21/20)(a)(d)	2,584	2,530,434
2.50%, 10/21/22 (Call 10/21/21)	4,801	4,566,231
2.63%, 10/19/20	8,938	8,796,065
2.63%, 04/19/21	2,895	2,834,031
2.74%, 01/23/22 (Call 01/23/21)(a)(d)	6,731	6,609,707
2.82%, 07/21/23 (Call 07/21/22)(a)(d)	5,262	5,045,311
2.88%, 04/24/23 (Call 04/24/22)(a)(d)	3,590	3,465,858
3.00%, 12/20/23 (Call 12/20/22)(a)(d)	18,105	17,374,101
3.09%, 10/01/25 (Call 10/01/24)(a)(d)	406	382,322
3.12%, 01/20/23 (Call 01/20/22)(a)(d)	4,900	4,784,850
3.25%, 10/21/27 (Call 10/21/26)	9,046	8,310,470
3.30%, 01/11/23	14,354	13,993,858
3.37%, 01/23/26 (Call 01/23/25)(a)(d)	460	438,090
3.42%, 12/20/28 (Call 12/20/27)(a)(d)	16,279	14,993,122
3.50%, 04/19/26	6,655	6,311,269
3.55%, 03/05/24 (Call 03/05/23)(a)(d)	845	828,354
3.59%, 07/21/28 (Call 07/21/27)(a)(d)	4,720	4,426,180
3.71%, 04/24/28 (Call 04/24/27)(a)(d)	6,675	6,309,210
3.82%, 01/20/28 (Call 01/20/27)(a)(d)	6,080	5,820,141
3.86%, 07/23/24 (Call 07/23/23)(a)(d)	2,550	2,524,347
3.88%, 08/01/25	13,810	13,555,482
3.95%, 01/23/49 (Call 01/23/48)(a)(d)	400	345,268
3.97%, 03/05/29 (Call 03/05/28)(a)(d)	8,200	7,880,282
4.00%, 04/01/24	3,001	2,996,829
4.00%, 01/22/25	4,975	4,823,063
4.10%, 07/24/23	1,280	1,280,922
4.13%, 01/22/24	14,007	14,075,354
4.20%, 08/26/24	11,025	10,908,466
4.24%, 04/24/38 (Call 04/24/37)(a)(d)	2,850	2,666,403
4.25%, 10/22/26	6,690	6,466,621
4.27%, 07/23/29 (Call 07/23/28)(a)(d)	6,500	6,376,305
4.44%, 01/20/48 (Call 01/20/47)(a)(d)	6,989	6,582,729
4.45%, 03/03/26	2,800	2,760,240
4.88%, 04/01/44	3,565	3,564,180
5.00%, 05/13/21	605	623,961
5.00%, 01/21/44	6,005	6,106,545
5.63%, 07/01/20	3,235	3,338,164
5.70%, 01/24/22	5,980	6,297,957
5.88%, 01/05/21	1,740	1,819,657
5.88%, 02/07/42	3,460	3,952,289
6.11%, 01/29/37	3,618	3,944,271
6.22%, 09/15/26	803	883,517
7.75%, 05/14/38	5,994	7,729,143
Series L, 2.25%, 04/21/20	3,655	3,597,214
Series L, 3.95%, 04/21/25	5,970	5,760,393
Series L, 4.18%, 11/25/27 (Call 11/25/26)	5,565	5,311,570
Series L, 4.75%, 04/21/45	915	888,456
Bank of America N.A., 6.00%, 10/15/36	6,316	7,115,606
Bank of Montreal
1.90%, 08/27/21	6,345	6,087,710
2.10%, 12/12/19	1,110	1,098,112
2.10%, 06/15/20	2,359	2,317,788
2.35%, 09/11/22	8,250	7,891,290
2.55%, 11/06/22 (Call 10/06/22)	3,645	3,501,751
3.10%, 07/13/20	2,100	2,093,532

101

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 12/15/32 (Call 12/15/27)(a)(d)	$2,225	$2,030,446
Series D, 3.10%, 04/13/21	5,000	4,973,300
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,215	1,172,742
2.20%, 08/16/23 (Call 06/16/23)	3,848	3,596,379
2.45%, 11/27/20 (Call 10/27/20)	4,060	3,985,134
2.45%, 08/17/26 (Call 05/17/26)	2,709	2,434,985
2.50%, 04/15/21 (Call 03/15/21)	3,922	3,844,188
2.60%, 08/17/20 (Call 07/17/20)	4,535	4,486,838
2.60%, 02/07/22 (Call 01/07/22)	2,165	2,100,635
2.66%, 05/16/23 (Call 05/16/22)(a)(d)	2,905	2,803,064
2.80%, 05/04/26 (Call 02/04/26)	1,549	1,435,505
2.95%, 01/29/23 (Call 12/29/22)	2,775	2,701,129
3.00%, 10/30/28 (Call 07/30/28)	2,448	2,209,173
3.25%, 09/11/24 (Call 08/11/24)	1,090	1,057,093
3.25%, 05/16/27 (Call 02/16/27)	1,665	1,580,202
3.30%, 08/23/29 (Call 05/23/29)	2,930	2,703,511
3.40%, 05/15/24 (Call 04/15/24)	4,081	4,002,686
3.40%, 01/29/28 (Call 10/29/27)	500	478,715
3.44%, 02/07/28 (Call 02/07/27)(a)(d)	4,260	4,070,174
3.45%, 08/11/23	2,000	1,980,960
3.50%, 04/28/23	1,010	1,002,617
3.55%, 09/23/21 (Call 08/23/21)	4,290	4,288,627
3.65%, 02/04/24 (Call 01/05/24)	2,875	2,854,041
3.85%, 04/28/28	1,000	989,430
3.95%, 11/18/25 (Call 10/18/25)	2,375	2,377,850
4.15%, 02/01/21	350	355,583
4.60%, 01/15/20	2,665	2,705,135
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,655	2,622,131
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,595	1,518,089
Bank of Nova Scotia (The)
1.85%, 04/14/20	25	24,593
2.15%, 07/14/20	400	393,068
2.35%, 10/21/20	5,869	5,761,891
2.45%, 03/22/21	6,435	6,297,613
2.45%, 09/19/22	4,725	4,530,566
2.50%, 01/08/21	695	681,385
2.70%, 03/07/22	7,319	7,101,918
2.80%, 07/21/21	2,425	2,381,180
3.13%, 04/20/21	5,425	5,385,180
4.38%, 01/13/21	1,775	1,812,506
4.50%, 12/16/25	2,125	2,100,669
Bank One Corp.
7.63%, 10/15/26	1,205	1,437,505
7.75%, 07/15/25	493	580,956
8.00%, 04/29/27	600	737,670
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	4,650	4,524,124
5.14%, 10/14/20	5,140	5,220,441
Barclays PLC
2.88%, 06/08/20	8,325	8,154,504
3.20%, 08/10/21	2,250	2,179,642
3.25%, 01/12/21	5,805	5,671,079
3.65%, 03/16/25	6,968	6,399,690
3.68%, 01/10/23 (Call 01/10/22)	3,346	3,194,192
4.34%, 05/16/24 (Call 05/16/23)(a)(d)	200	193,990
4.34%, 01/10/28 (Call 01/10/27)	4,319	3,947,868
4.38%, 01/12/26	9,482	8,950,534
4.95%, 01/10/47	2,505	2,169,280

Security	Par (000)	Value

Banks (continued)
4.97%, 05/16/29 (Call 05/16/28)(a)(d)	$1,525	$1,451,800
5.25%, 08/17/45	5,330	4,826,848
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,130	3,025,959
2.15%, 02/01/21 (Call 01/01/21)	3,650	3,552,180
2.45%, 01/15/20 (Call 12/15/19)	3,910	3,875,045
2.63%, 06/29/20 (Call 05/29/20)	4,405	4,355,620
2.75%, 04/01/22 (Call 03/01/22)	2,650	2,578,291
2.85%, 10/26/24 (Call 09/26/24)	2,900	2,747,460
3.20%, 09/03/21 (Call 08/03/21)	550	546,007
3.70%, 06/05/25 (Call 05/05/25)	886	872,409
3.75%, 12/06/23	2,000	1,993,060
3.95%, 03/22/22 (Call 02/22/22)	705	710,259
BNP Paribas SA
2.38%, 05/21/20	1,730	1,705,607
3.25%, 03/03/23	2,500	2,433,400
4.25%, 10/15/24	2,350	2,289,511
5.00%, 01/15/21	10,306	10,619,715
BPCE SA
2.25%, 01/27/20	5,825	5,760,459
2.65%, 02/03/21	1,750	1,714,038
2.75%, 12/02/21	3,623	3,500,615
3.38%, 12/02/26	2,000	1,862,740
4.00%, 04/15/24	1,945	1,944,203
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	2,410	2,380,357
2.25%, 06/01/20 (Call 05/01/20)	2,250	2,212,852
2.63%, 01/15/22 (Call 12/15/21)	2,200	2,145,990
2.85%, 04/01/21 (Call 03/01/21)	625	616,281
3.63%, 09/16/25 (Call 08/16/25)	3,200	3,112,896
3.80%, 10/30/26 (Call 09/30/26)	2,603	2,547,062
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	2,170	2,119,330
2.55%, 06/16/22	2,850	2,744,920
2.70%, 02/02/21	2,400	2,359,200
3.50%, 09/13/23	2,500	2,477,275
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	4,010	3,914,883
2.50%, 05/12/20 (Call 04/12/20)	878	864,795
3.05%, 03/09/22 (Call 02/09/22)	1,042	1,012,438
3.20%, 01/30/23 (Call 12/30/22)	2,939	2,831,197
3.20%, 02/05/25 (Call 01/05/25)	2,040	1,882,512
3.30%, 10/30/24 (Call 09/30/24)	2,175	2,032,951
3.45%, 04/30/21 (Call 03/30/21)	1,000	993,050
3.50%, 06/15/23	1,145	1,114,417
3.75%, 04/24/24 (Call 03/24/24)	1,995	1,931,180
3.75%, 07/28/26 (Call 06/28/26)	6,995	6,353,698
3.75%, 03/09/27 (Call 02/09/27)	4,840	4,460,931
3.80%, 01/31/28 (Call 12/31/27)	2,390	2,194,139
4.20%, 10/29/25 (Call 09/29/25)	3,929	3,750,034
4.25%, 04/30/25 (Call 03/31/25)	1,025	1,005,751
4.75%, 07/15/21	7,875	8,049,982
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	6,400	6,099,712
2.35%, 01/31/20 (Call 12/31/19)	2,600	2,568,098
2.65%, 08/08/22 (Call 07/08/22)	2,400	2,291,184
2.95%, 07/23/21 (Call 06/23/21)	1,625	1,587,073
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	5,360	5,252,693
2.13%, 10/20/20 (Call 09/20/20)	9,100	8,875,321

102

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 02/12/21 (Call 01/12/21)	$5,000	$4,923,450
3.40%, 07/23/21 (Call 06/23/21)	2,240	2,223,962
Citigroup Inc.
2.35%, 08/02/21	5,650	5,448,973
2.40%, 02/18/20	5,385	5,332,927
2.45%, 01/10/20 (Call 12/10/19)	2,400	2,374,152
2.65%, 10/26/20	3,836	3,767,949
2.70%, 03/30/21	7,670	7,499,496
2.70%, 10/27/22 (Call 09/27/22)	2,050	1,957,278
2.75%, 04/25/22 (Call 03/25/22)	7,915	7,612,014
2.88%, 07/24/23 (Call 07/24/22)(a)(d)	4,968	4,766,895
2.90%, 12/08/21 (Call 11/08/21)	8,015	7,793,706
3.14%, 01/24/23 (Call 01/24/22)(a)(d)	5,200	5,072,652
3.20%, 10/21/26 (Call 07/21/26)	6,500	5,935,475
3.30%, 04/27/25	3,565	3,356,875
3.38%, 03/01/23	1,920	1,876,550
3.40%, 05/01/26	4,800	4,470,000
3.50%, 05/15/23	3,335	3,254,927
3.52%, 10/27/28 (Call 10/27/27)(a)(d)	6,945	6,391,970
3.67%, 07/24/28 (Call 07/24/27)(a)(d)	3,353	3,134,552
3.70%, 01/12/26	5,580	5,319,079
3.75%, 06/16/24	3,500	3,443,335
3.88%, 10/25/23	3,978	3,931,338
3.88%, 03/26/25	2,205	2,119,446
3.88%, 01/24/39 (Call 01/22/38)(a)(d)	5,875	5,152,492
3.89%, 01/10/28 (Call 01/10/27)(a)(d)	8,492	8,101,368
4.00%, 08/05/24	2,558	2,505,894
4.04%, 06/01/24 (Call 06/01/23)(a)(d)	2,675	2,661,143
4.05%, 07/30/22	2,475	2,480,544
4.08%, 04/23/29 (Call 04/23/28)(a)(d)	5,225	5,015,530
4.13%, 07/25/28	4,237	3,981,085
4.28%, 04/24/48 (Call 10/24/47)(a)(d)	7,320	6,652,928
4.30%, 11/20/26	3,795	3,668,323
4.40%, 06/10/25	7,745	7,617,982
4.45%, 09/29/27	11,803	11,383,875
4.50%, 01/14/22	4,511	4,591,521
4.60%, 03/09/26	3,695	3,638,466
4.65%, 07/30/45	3,316	3,155,075
4.65%, 07/23/48 (Call 06/23/48)	745	709,456
4.75%, 05/18/46	6,285	5,791,816
5.30%, 05/06/44	3,155	3,155,189
5.38%, 08/09/20	931	957,664
5.50%, 09/13/25	6,125	6,375,267
5.88%, 01/30/42	3,118	3,484,209
6.00%, 10/31/33	1,000	1,088,180
6.13%, 08/25/36	508	558,597
6.63%, 01/15/28	25	28,268
6.63%, 06/15/32	1,360	1,558,356
6.68%, 09/13/43	2,905	3,417,093
8.13%, 07/15/39	5,539	7,617,676
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	605	593,051
2.25%, 03/02/20 (Call 02/03/20)	825	812,732
2.25%, 10/30/20 (Call 09/30/20)	3,150	3,061,863
2.45%, 12/04/19 (Call 11/04/19)	750	743,648
2.55%, 05/13/21 (Call 04/13/21)	3,330	3,244,086
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,055,300
3.70%, 03/29/23 (Call 02/28/23)	1,220	1,212,046

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	$1,995	$1,921,803
4.30%, 12/03/25 (Call 11/03/25)	890	874,087
4.35%, 08/01/25 (Call 07/01/25)	1,640	1,613,776
Comerica Bank, 2.50%, 06/02/20	1,800	1,773,288
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	2,150	2,128,672
3.80%, 07/22/26	1,550	1,491,395
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	2,300	2,270,997
2.40%, 11/02/20	2,450	2,402,421
2.55%, 03/15/21	3,640	3,564,688
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	1,250	1,193,688
3.50%, 06/11/21 (Call 05/11/21)	2,000	1,972,380
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,670,760
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,035	3,761,871
3.88%, 02/08/22	5,782	5,818,369
3.95%, 11/09/22	6,100	6,025,885
4.38%, 08/04/25	2,870	2,806,114
4.50%, 01/11/21	4,325	4,412,019
4.63%, 12/01/23	5,710	5,745,687
5.25%, 05/24/41	5,070	5,460,136
5.25%, 08/04/45	3,175	3,193,320
5.75%, 12/01/43	4,850	5,207,251
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	1,550	1,531,416
2.50%, 01/19/21	4,730	4,627,643
2.75%, 01/10/22	2,500	2,433,300
2.75%, 01/10/23	2,200	2,109,074
3.13%, 04/26/21	2,660	2,634,464
3.38%, 05/21/25	1,750	1,696,310
Credit Suisse AG/New York NY
3.00%, 10/29/21	7,610	7,444,711
3.63%, 09/09/24	8,450	8,211,034
4.38%, 08/05/20	1,225	1,242,640
5.40%, 01/14/20	2,762	2,807,904
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,250	3,212,267
3.13%, 12/10/20	8,450	8,332,291
3.45%, 04/16/21	3,220	3,193,725
3.75%, 03/26/25	4,915	4,672,936
3.80%, 09/15/22	5,900	5,828,905
3.80%, 06/09/23	4,972	4,844,667
4.55%, 04/17/26	7,800	7,681,908
4.88%, 05/15/45	5,608	5,447,387
Deutsche Bank AG
2.95%, 08/20/20(b)	4,560	4,444,586
3.13%, 01/13/21(b)	4,132	3,999,115
3.38%, 05/12/21	4,380	4,251,754
4.10%, 01/13/26(b)	2,595	2,382,314
Deutsche Bank AG/London, 3.70%, 05/30/24	6,095	5,578,449
Deutsche Bank AG/New York NY
2.70%, 07/13/20	3,857	3,754,172
2.95%, 08/20/20	350	338,720
3.15%, 01/22/21	5,960	5,751,340
3.30%, 11/16/22	7,163	6,658,940
3.70%, 05/30/24	1,070	964,594

103

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 02/27/23	$2,675	$2,510,996
4.25%, 02/04/21	200	197,024
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	2,355	2,326,881
3.20%, 08/09/21 (Call 07/09/21)	378	371,404
3.35%, 02/06/23 (Call 01/06/23)	1,900	1,830,156
3.45%, 07/27/26 (Call 04/27/26)	4,320	3,946,190
4.20%, 08/08/23	4,025	3,988,010
4.25%, 03/13/26	925	896,704
4.65%, 09/13/28 (Call 06/13/28)	490	475,917
4.68%, 08/09/28 (Call 08/09/23)(a)(d)	400	392,876
7.00%, 04/15/20	500	520,275
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,323,286
2.88%, 07/27/20 (Call 06/27/20)	3,184	3,153,879
3.50%, 03/15/22 (Call 02/15/22)	728	722,402
3.95%, 03/14/28 (Call 02/14/28)	2,548	2,489,523
4.30%, 01/16/24 (Call 12/16/23)	613	616,053
8.25%, 03/01/38	3,469	4,591,221
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	500	488,735
2.25%, 06/14/21 (Call 05/14/21)	1,800	1,744,542
2.88%, 10/01/21 (Call 09/01/21)	4,275	4,195,143
3.35%, 07/26/21 (Call 06/26/21)	1,300	1,294,033
3.85%, 03/15/26 (Call 02/15/26)	4,160	4,038,653
3.95%, 07/28/25 (Call 06/28/25)	1,945	1,942,958
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	4,750	4,547,792
4.38%, 08/01/46 (Call 02/01/46)	2,000	1,793,780
4.63%, 02/13/47	1,895	1,753,083
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,500	1,492,290
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	1,000	975,520
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	845	843,057
Goldman Sachs Capital I, 6.35%, 02/15/34	4,071	4,521,293
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	1,852	1,832,276
2.35%, 11/15/21 (Call 11/15/20)	7,711	7,371,408
2.60%, 04/23/20 (Call 03/23/20)	7,850	7,747,165
2.60%, 12/27/20 (Call 12/27/19)	6,223	6,079,000
2.63%, 04/25/21 (Call 03/25/21)	1,920	1,868,525
2.75%, 09/15/20 (Call 08/15/20)	6,385	6,267,708
2.88%, 02/25/21 (Call 01/25/21)	4,607	4,514,630
2.88%, 10/31/22 (Call 10/31/21)(a)(d)	8,356	8,088,608
2.91%, 06/05/23 (Call 06/05/22)(a)(d)	925	887,075
2.91%, 07/24/23 (Call 07/24/22)(a)(d)	3,915	3,726,728
3.00%, 04/26/22 (Call 04/26/21)	9,400	9,097,132
3.20%, 02/23/23 (Call 01/23/23)	1,350	1,304,654
3.27%, 09/29/25 (Call 09/29/24)(a)(d)	6,375	5,958,521
3.50%, 01/23/25 (Call 10/23/24)	9,420	8,911,226
3.50%, 11/16/26 (Call 11/16/25)	5,747	5,307,814
3.63%, 01/22/23	8,313	8,190,633
3.69%, 06/05/28 (Call 06/05/27)(a)(d)	6,305	5,861,948
3.75%, 05/22/25 (Call 02/22/25)	7,293	6,966,128
3.75%, 02/25/26 (Call 11/25/25)	5,003	4,739,392
3.81%, 04/23/29 (Call 04/23/28)(a)(d)	2,373	2,205,348
3.85%, 07/08/24 (Call 04/08/24)	10,425	10,151,344
3.85%, 01/26/27 (Call 01/26/26)	8,555	8,073,525
4.00%, 03/03/24	4,995	4,907,987

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37)(a)(d)	$6,035	$5,271,271
4.22%, 05/01/29 (Call 05/01/28)(a)(d)	10,543	10,089,967
4.25%, 10/21/25	8,263	7,956,525
4.41%, 04/23/39 (Call 04/23/38)(a)(d)	6,005	5,507,366
4.75%, 10/21/45 (Call 04/21/45)	4,989	4,725,232
4.80%, 07/08/44 (Call 01/08/44)	5,156	4,938,932
5.15%, 05/22/45	5,095	4,879,940
5.25%, 07/27/21	5,187	5,358,378
5.38%, 03/15/20	9,750	9,970,155
5.75%, 01/24/22	10,846	11,381,467
5.95%, 01/15/27	3,081	3,304,126
6.25%, 02/01/41	6,672	7,578,258
6.45%, 05/01/36	2,501	2,779,736
6.75%, 10/01/37	13,618	15,554,071
Series D, 6.00%, 06/15/20	9,287	9,617,060
HSBC Bank USA N.A.
4.88%, 08/24/20	4,750	4,832,697
7.00%, 01/15/39	1,500	1,867,185
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	540,120
5.88%, 11/01/34	3,500	3,859,345
HSBC Holdings PLC
2.65%, 01/05/22	3,525	3,391,297
2.95%, 05/25/21	5,945	5,805,828
3.26%, 03/13/23 (Call 03/13/22)(a)(d)	5,430	5,283,987
3.40%, 03/08/21	8,865	8,772,095
3.60%, 05/25/23	4,742	4,641,659
3.90%, 05/25/26	4,600	4,370,828
3.95%, 05/18/24 (Call 05/18/23)(a)(d)	1,505	1,481,989
4.00%, 03/30/22	8,471	8,506,917
4.04%, 03/13/28 (Call 03/13/27)(a)(d)	3,370	3,191,356
4.25%, 03/14/24	8,012	7,849,837
4.25%, 08/18/25	4,820	4,634,093
4.29%, 09/12/26 (Call 09/15/25)(a)(d)	6,500	6,332,690
4.30%, 03/08/26	6,415	6,245,323
4.38%, 11/23/26	4,480	4,292,154
4.58%, 06/19/29 (Call 06/19/28)(a)(d)	6,065	5,933,753
4.88%, 01/14/22	400	411,344
5.10%, 04/05/21	7,589	7,799,519
5.25%, 03/14/44	4,730	4,614,399
6.10%, 01/14/42	4,221	4,856,598
6.50%, 05/02/36	5,731	6,418,204
6.50%, 09/15/37	6,221	6,991,471
6.80%, 06/01/38	2,570	2,987,214
7.63%, 05/17/32	675	829,319
HSBC USA Inc.
2.35%, 03/05/20	6,410	6,332,439
2.75%, 08/07/20	6,360	6,280,373
3.50%, 06/23/24	6,625	6,439,566
5.00%, 09/27/20	3,170	3,233,146
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,144	2,045,805
3.15%, 03/14/21 (Call 02/14/21)	3,046	3,010,453
4.00%, 05/15/25 (Call 04/15/25)	800	795,112
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,035	1,022,135
2.40%, 04/01/20 (Call 03/01/20)	750	739,095
2.50%, 08/07/22 (Call 07/07/22)	3,300	3,155,196
2.88%, 08/20/20 (Call 07/20/20)	1,500	1,483,605

104

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 05/14/21 (Call 04/14/21)	$1,945	$1,927,087
3.55%, 10/06/23 (Call 09/06/23)	2,500	2,468,900
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	5,550	5,337,768
2.96%, 11/08/22	250	242,003
3.54%, 11/08/27	600	564,930
ING Groep NV
3.15%, 03/29/22	3,475	3,379,055
3.95%, 03/29/27	8,387	7,928,650
4.10%, 10/02/23	1,605	1,591,101
4.55%, 10/02/28	1,000	979,380
Intesa Sanpaolo SpA, 5.25%, 01/12/24	2,487	2,372,250
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	5,841	5,767,987
2.30%, 08/15/21 (Call 08/15/20)	5,490	5,318,492
2.40%, 06/07/21 (Call 05/07/21)	3,425	3,323,449
2.55%, 10/29/20 (Call 09/29/20)	8,075	7,927,147
2.55%, 03/01/21 (Call 02/01/21)	4,730	4,632,278
2.70%, 05/18/23 (Call 03/18/23)	3,705	3,533,014
2.75%, 06/23/20 (Call 05/23/20)	8,710	8,625,426
2.78%, 04/25/23 (Call 04/25/22)(a)(d)	2,480	2,389,604
2.95%, 10/01/26 (Call 07/01/26)	6,785	6,167,158
2.97%, 01/15/23 (Call 01/15/22)	6,065	5,867,220
3.13%, 01/23/25 (Call 10/23/24)	5,213	4,912,888
3.20%, 01/25/23	7,595	7,424,796
3.20%, 06/15/26 (Call 03/15/26)	6,656	6,195,272
3.22%, 03/01/25 (Call 03/01/24)(a)(d)	625	596,713
3.25%, 09/23/22	8,705	8,555,361
3.30%, 04/01/26 (Call 01/01/26)	11,264	10,598,636
3.38%, 05/01/23	3,145	3,060,808
3.51%, 06/18/22 (Call 06/18/21)(a)(d)	2,625	2,614,211
3.51%, 01/23/29 (Call 01/23/28)(a)(d)	5,610	5,239,403
3.54%, 05/01/28 (Call 05/01/27)(a)(d)	2,900	2,733,627
3.56%, 04/23/24 (Call 04/23/23)(a)(d)	8,075	7,921,898
3.63%, 05/13/24	4,560	4,469,621
3.63%, 12/01/27 (Call 12/01/26)	2,556	2,359,648
3.78%, 02/01/28 (Call 02/01/27)(a)(d)	6,450	6,184,647
3.80%, 07/23/24 (Call 07/23/23)(a)(d)	4,000	3,956,680
3.88%, 02/01/24	6,575	6,567,636
3.88%, 09/10/24	8,930	8,734,254
3.88%, 07/24/38 (Call 07/24/37)(a)(d)	2,827	2,516,963
3.90%, 07/15/25 (Call 04/15/25)	6,169	6,055,675
3.90%, 01/23/49 (Call 01/23/48)(a)(d)	725	620,905
3.96%, 11/15/48 (Call 11/15/47)(a)(d)	6,385	5,527,111
4.01%, 04/23/29 (Call 04/23/28)(a)(d)	10,965	10,578,045
4.02%, 12/05/24 (Call 12/05/23)(a)(d)	2,000	1,995,200
4.03%, 07/24/48 (Call 07/24/47)(a)(d)	3,620	3,167,681
4.13%, 12/15/26	5,819	5,680,275
4.20%, 07/23/29 (Call 07/23/28)(a)(d)	4,840	4,740,199
4.25%, 10/15/20	11,455	11,594,522
4.25%, 10/01/27	9,015	8,769,972
4.26%, 02/22/48 (Call 02/22/47)(a)(d)	1,600	1,460,512
4.35%, 08/15/21	6,240	6,349,262
4.40%, 07/22/20	7,550	7,668,535
4.45%, 12/05/29 (Call 12/05/28)(a)(d)	2,000	1,996,080
4.50%, 01/24/22	14,407	14,749,598
4.63%, 05/10/21	6,708	6,868,321
4.85%, 02/01/44	9,150	9,167,476
4.95%, 03/25/20	1,585	1,617,429

Security	Par (000)	Value

Banks (continued)
4.95%, 06/01/45	$5,735	$5,696,002
5.40%, 01/06/42	2,892	3,113,816
5.50%, 10/15/40	5,661	6,152,828
5.60%, 07/15/41	4,342	4,799,690
5.63%, 08/16/43	3,274	3,548,525
6.40%, 05/15/38	3,650	4,382,263
8.75%, 09/01/30	275	360,286
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(a)(d)	3,000	2,968,590
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	2,747	2,711,674
2.30%, 09/14/22	1,850	1,762,699
2.40%, 06/09/22	2,000	1,920,460
2.50%, 12/15/19	100	99,216
2.50%, 11/22/21	2,435	2,367,891
3.30%, 06/01/25	420	407,291
3.38%, 03/07/23	350	345,335
3.40%, 05/20/26	870	821,541
KeyCorp.
2.90%, 09/15/20	2,412	2,387,615
4.10%, 04/30/28	2,000	1,968,500
4.15%, 10/29/25	1,775	1,780,006
5.10%, 03/24/21	3,535	3,653,246
KfW
0.00%, 04/18/36(e)	5,000	2,736,200
0.00%, 06/29/37(e)	2,050	1,075,574
1.50%, 04/20/20	13,065	12,819,770
1.50%, 06/15/21	16,750	16,161,405
1.63%, 05/29/20	13,270	13,021,320
1.63%, 03/15/21	19,905	19,330,542
1.75%, 03/31/20	8,650	8,524,748
1.75%, 09/15/21	700	677,418
1.88%, 06/30/20	19,050	18,744,438
1.88%, 11/30/20	2,050	2,008,159
1.88%, 12/15/20	5,575	5,458,427
2.00%, 11/30/21	5,000	4,860,800
2.00%, 09/29/22	2,244	2,161,443
2.00%, 10/04/22	4,429	4,265,038
2.00%, 05/02/25	16,180	15,184,445
2.13%, 03/07/22	10,595	10,303,214
2.13%, 06/15/22	9,750	9,460,327
2.13%, 01/17/23	15,520	14,988,440
2.38%, 08/25/21	4,975	4,898,932
2.38%, 12/29/22	13,195	12,859,583
2.50%, 11/20/24	21,945	21,253,074
2.63%, 04/12/21	6,500	6,453,590
2.63%, 01/25/22	8,225	8,129,590
2.75%, 09/08/20	15,221	15,173,663
2.75%, 10/01/20	11,020	10,982,091
2.88%, 04/03/28(b)	325	318,370
4.00%, 01/27/20	7,875	7,975,091
Korea Development Bank (The)
2.50%, 03/11/20	3,950	3,913,976
2.50%, 01/13/21	1,300	1,276,145
2.75%, 03/19/23	2,000	1,924,840
3.00%, 09/14/22	915	895,373
3.00%, 01/13/26	3,750	3,527,062
3.38%, 09/16/25	1,700	1,643,407
3.75%, 01/22/24	1,500	1,497,690
4.63%, 11/16/21	4,280	4,413,750

105

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kreditanstalt fuer Wiederaufbau, 3.13%, 12/15/21	$1,000	$1,003,470
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	7,050	6,391,600
2.00%, 01/13/25	6,768	6,364,153
2.25%, 10/01/21	925	906,916
2.38%, 06/10/25	9,950	9,540,756
Series 36, 2.00%, 12/06/21	2,750	2,672,642
Series 37, 2.50%, 11/15/27(b)	1,896	1,796,138
Lloyds Bank PLC
2.70%, 08/17/20	4,000	3,942,720
3.30%, 05/07/21	4,000	3,949,120
6.38%, 01/21/21	388	408,475
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(d)	2,150	2,021,473
3.00%, 01/11/22	6,800	6,543,028
3.10%, 07/06/21	3,272	3,197,758
3.57%, 11/07/28 (Call 11/07/27)(a)(d)	4,350	3,826,608
3.75%, 01/11/27	4,725	4,271,542
4.05%, 08/16/23	3,000	2,926,530
4.34%, 01/09/48	2,705	2,103,246
4.38%, 03/22/28	210	196,568
4.45%, 05/08/25	3,130	3,074,568
4.50%, 11/04/24	10,215	9,814,470
4.55%, 08/16/28	5,400	5,132,484
4.58%, 12/10/25	975	918,411
4.65%, 03/24/26	5,941	5,592,620
5.30%, 12/01/45	2,850	2,594,925
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,005	998,960
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,010	986,831
2.10%, 02/06/20 (Call 01/06/20)	5,000	4,929,150
2.50%, 05/18/22 (Call 04/18/22)	2,250	2,167,200
2.63%, 01/25/21 (Call 12/25/20)	1,850	1,813,888
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,185,388
3.40%, 08/17/27	1,200	1,153,836
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,050	2,933,642
2.53%, 09/13/23	780	738,262
2.67%, 07/25/22	5,806	5,605,170
2.76%, 09/13/26	1,900	1,729,646
2.95%, 03/01/21	6,838	6,749,858
3.00%, 02/22/22(b)	683	669,108
3.29%, 07/25/27	2,200	2,069,496
3.46%, 03/02/23	1,955	1,930,211
3.54%, 07/26/21	505	504,621
3.68%, 02/22/27	1,750	1,697,448
3.76%, 07/26/23	4,500	4,493,160
3.78%, 03/02/25	1,575	1,557,596
3.85%, 03/01/26	10,890	10,687,446
3.96%, 03/02/28	3,100	3,063,079
4.05%, 09/11/28	2,750	2,733,885
4.29%, 07/26/38	1,000	976,580
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,820	2,715,632
2.60%, 09/11/22	2,700	2,588,706
2.84%, 09/13/26	1,910	1,747,803
2.95%, 02/28/22	3,320	3,236,170
3.17%, 09/11/27	2,500	2,323,800
3.55%, 03/05/23	3,300	3,268,122
3.66%, 02/28/27	2,670	2,583,038

Security	Par (000)	Value

Banks (continued)
3.92%, 09/11/24 (Call 09/11/23)(a)(d)	$2,000	$1,999,940
4.02%, 03/05/28	2,100	2,084,502
4.25%, 09/11/29 (Call 09/11/28)(a)(d)	3,000	2,990,310
Morgan Stanley
2.50%, 04/21/21	10,809	10,504,510
2.63%, 11/17/21	7,955	7,694,076
2.65%, 01/27/20	7,418	7,358,433
2.75%, 05/19/22	7,200	6,932,952
2.80%, 06/16/20	11,665	11,554,416
3.13%, 01/23/23	5,426	5,249,981
3.13%, 07/27/26	9,550	8,718,577
3.59%, 07/22/28 (Call 07/22/27)(a)(d)	4,157	3,871,913
3.63%, 01/20/27	6,205	5,847,158
3.70%, 10/23/24	6,422	6,242,698
3.74%, 04/24/24 (Call 04/24/23)(a)(d)	9,515	9,358,193
3.75%, 02/25/23	4,667	4,617,250
3.77%, 01/24/29 (Call 01/24/28)(a)(d)	5,067	4,774,077
3.88%, 01/27/26	6,569	6,327,589
3.95%, 04/23/27	7,895	7,392,878
3.97%, 07/22/38 (Call 07/22/37)(a)(d)	4,180	3,735,206
4.00%, 07/23/25	7,688	7,531,319
4.10%, 05/22/23	5,900	5,871,857
4.30%, 01/27/45	6,355	5,763,731
4.35%, 09/08/26	5,943	5,762,868
4.38%, 01/22/47	6,060	5,551,445
4.46%, 04/22/39 (Call 04/22/38)(a)(d)	3,075	2,915,131
4.88%, 11/01/22	9,266	9,481,434
5.00%, 11/24/25	4,730	4,785,483
5.50%, 01/26/20	4,145	4,238,677
5.50%, 07/24/20	8,940	9,192,555
5.50%, 07/28/21	5,037	5,250,216
5.75%, 01/25/21	5,555	5,784,255
6.25%, 08/09/26	2,501	2,752,551
6.38%, 07/24/42	7,874	9,382,186
7.25%, 04/01/32	2,610	3,250,912
Series F, 3.88%, 04/29/24	7,250	7,136,102
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	2,859	2,693,836
National Australia Bank Ltd./New York
1.88%, 07/12/21	615	589,115
2.13%, 05/22/20	650	638,651
2.25%, 01/10/20	2,000	1,978,100
2.50%, 01/12/21	2,695	2,640,480
2.50%, 05/22/22	7,975	7,669,079
2.50%, 07/12/26	4,825	4,334,442
2.63%, 07/23/20	3,750	3,702,487
2.63%, 01/14/21	4,350	4,270,786
2.80%, 01/10/22	2,105	2,052,859
2.88%, 04/12/23	250	241,375
3.00%, 01/20/23	2,850	2,770,684
3.38%, 01/14/26	1,810	1,733,184
3.63%, 06/20/23	1,500	1,490,355
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,250	1,227,563
2.20%, 11/02/20 (Call 10/02/20)	4,780	4,675,079
Natwest Markets PLC, 5.63%, 08/24/20(b)	775	792,972
Northern Trust Corp.
2.38%, 08/02/22	2,085	2,007,313
3.38%, 08/23/21	2,199	2,198,846
3.38%, 05/08/32 (Call 05/08/27)(a)(d)	50	46,387

106

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.45%, 11/04/20	$535	$536,691
3.95%, 10/30/25	3,300	3,318,315
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	5,250	5,157,285
1.50%, 10/21/20	7,865	7,654,297
1.75%, 01/24/20	1,405	1,387,662
1.88%, 01/20/21	1,325	1,295,519
2.38%, 10/01/21	4,895	4,810,904
2.88%, 03/13/23	2,000	1,988,200
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	3,340	3,227,375
2.30%, 06/01/20 (Call 05/01/20)	3,350	3,295,328
2.45%, 11/05/20 (Call 10/05/20)	3,050	2,989,213
2.45%, 07/28/22 (Call 06/28/22)	350	335,318
2.50%, 01/22/21 (Call 12/22/20)	350	342,944
2.55%, 12/09/21 (Call 11/09/21)	500	485,310
2.60%, 07/21/20 (Call 06/21/20)	600	592,254
2.63%, 02/17/22 (Call 01/17/22)	150	145,329
2.70%, 11/01/22 (Call 10/01/22)	6,010	5,770,982
2.95%, 01/30/23 (Call 12/30/22)	1,500	1,449,675
2.95%, 02/23/25 (Call 01/23/25)	710	672,626
3.10%, 10/25/27 (Call 09/25/27)	2,050	1,910,662
3.25%, 06/01/25 (Call 05/02/25)	805	773,702
3.25%, 01/22/28 (Call 12/23/27)	1,045	988,162
3.30%, 10/30/24 (Call 09/30/24)	1,500	1,460,295
3.80%, 07/25/23 (Call 06/25/23)	7,288	7,250,394
4.20%, 11/01/25 (Call 10/01/25)	6,250	6,293,437
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	816	766,926
3.90%, 04/29/24 (Call 03/29/24)	3,185	3,154,902
4.38%, 08/11/20	2,762	2,804,701
RBC USA Holdco Corp., 5.25%, 09/15/20	4,775	4,914,764
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,540	1,758,480
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,136	3,007,675
3.20%, 02/08/21 (Call 01/08/21)	2,041	2,019,345
3.80%, 08/14/23 (Call 07/14/23)	2,500	2,476,350
7.38%, 12/10/37	1,900	2,364,607
Royal Bank of Canada
2.13%, 03/02/20	2,965	2,927,137
2.15%, 03/06/20(b)	5,335	5,268,046
2.15%, 10/26/20	6,335	6,197,404
2.35%, 10/30/20	2,753	2,703,501
2.50%, 01/19/21	4,070	3,998,612
2.75%, 02/01/22	3,790	3,711,092
3.20%, 04/30/21	3,875	3,859,461
3.70%, 10/05/23	6,505	6,476,768
4.65%, 01/27/26	2,876	2,911,461
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(d)	725	690,439
3.88%, 09/12/23	7,925	7,493,246
4.52%, 06/25/24 (Call 06/25/23)(a)(d)	7,835	7,636,696
4.80%, 04/05/26	5,100	4,933,434
4.89%, 05/18/29 (Call 05/18/28)(a)(d)	6,500	6,159,725
5.08%, 01/27/30 (Call 01/27/29)(a)(d)	5,500	5,265,975
5.13%, 05/28/24	250	241,703
6.00%, 12/19/23	220	220,977
6.10%, 06/10/23	250	253,380

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	$2,425	$2,390,250
3.40%, 01/18/23 (Call 12/19/22)	1,300	1,231,243
3.70%, 03/28/22 (Call 02/28/22)	2,825	2,761,353
4.40%, 07/13/27 (Call 04/14/27)	2,200	2,046,088
4.45%, 12/03/21 (Call 11/03/21)	2,000	2,001,840
4.50%, 07/17/25 (Call 04/17/25)	4,095	3,989,922
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,478,994
2.88%, 08/05/21	3,600	3,466,116
3.13%, 01/08/21	6,160	6,019,552
3.37%, 01/05/24 (Call 01/05/23)(a)(d)	200	188,566
3.57%, 01/10/23 (Call 01/10/22)	3,370	3,213,126
3.82%, 11/03/28 (Call 11/03/27)(a)(d)	2,800	2,480,632
Santander UK PLC
2.13%, 11/03/20	200	193,550
2.38%, 03/16/20	4,251	4,187,533
2.50%, 01/05/21	2,975	2,892,503
3.40%, 06/01/21	2,000	1,972,120
3.75%, 11/15/21	1,165	1,154,433
4.00%, 03/13/24	4,426	4,387,494
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	2,700	2,577,204
2.30%, 03/11/20	3,000	2,958,570
2.63%, 03/15/21	2,600	2,542,774
2.80%, 03/11/22	2,750	2,676,602
State Street Corp.
1.95%, 05/19/21	4,721	4,552,696
2.55%, 08/18/20	3,130	3,085,648
2.65%, 05/15/23 (Call 05/15/22)(a)(d)	1,670	1,608,644
2.65%, 05/19/26	3,123	2,867,507
3.10%, 05/15/23	3,466	3,357,618
3.30%, 12/16/24	4,195	4,056,104
3.55%, 08/18/25	4,969	4,866,092
3.70%, 11/20/23	3,063	3,057,915
3.78%, 12/03/24 (Call 12/03/23)(a)(d)	570	570,610
4.14%, 12/03/29 (Call 12/03/28)(a)(d)	1,000	1,004,980
4.38%, 03/07/21	1,785	1,826,144
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	11,200	11,091,024
2.45%, 10/20/20	1,000	981,600
2.51%, 01/17/20	3,250	3,217,337
2.65%, 07/23/20	2,500	2,469,600
3.20%, 07/18/22	250	246,355
3.65%, 07/23/25	3,000	2,956,680
3.95%, 01/10/24	3,000	3,030,390
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5,135	4,945,364
2.44%, 10/19/21	3,000	2,907,540
2.63%, 07/14/26	4,264	3,850,179
2.78%, 07/12/22	10,674	10,340,011
2.78%, 10/18/22	2,300	2,216,694
2.85%, 01/11/22	2,185	2,129,982
2.93%, 03/09/21	7,400	7,300,544
3.01%, 10/19/26	2,490	2,306,213
3.10%, 01/17/23	1,500	1,459,620
3.35%, 10/18/27(b)	2,000	1,888,100
3.36%, 07/12/27	154	145,702
3.45%, 01/11/27	525	501,055
3.54%, 01/17/28	3,400	3,256,622

107

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 07/19/23	$1,000	$999,850
3.78%, 03/09/26	4,980	4,880,201
3.94%, 10/16/23	2,000	2,016,440
3.94%, 07/19/28	3,000	2,961,270
4.31%, 10/16/28(b)	2,000	2,032,540
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,879	1,856,847
2.45%, 08/01/22 (Call 07/01/22)	3,485	3,337,724
2.59%, 01/29/21 (Call 02/02/20)(a)(d)	2,550	2,521,669
2.75%, 05/01/23 (Call 04/01/23)	500	477,445
3.00%, 02/02/23 (Call 01/02/23)	530	513,644
3.30%, 05/15/26 (Call 04/15/26)	1,000	939,120
3.50%, 08/02/22 (Call 08/02/21)(a)(d)	2,000	1,981,780
3.69%, 08/02/24 (Call 08/02/23)(a)(d)	1,990	1,963,175
4.05%, 11/03/25 (Call 09/03/25)(b)	1,500	1,510,110
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	4,939	4,778,729
2.90%, 03/03/21 (Call 02/03/21)	6,495	6,396,666
4.00%, 05/01/25 (Call 03/01/25)	1,770	1,758,265
SVB Financial Group, 3.50%, 01/29/25	1,980	1,900,820
Svenska Handelsbanken AB
1.88%, 09/07/21	2,500	2,387,325
2.40%, 10/01/20	9,150	8,964,163
2.45%, 03/30/21	3,430	3,344,627
3.35%, 05/24/21	2,455	2,438,944
3.90%, 11/20/23	2,000	1,999,000
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	550	513,442
3.65%, 05/24/21 (Call 04/24/21)	975	953,950
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,638	1,548,713
Toronto-Dominion Bank (The)
1.80%, 07/13/21	5,113	4,908,071
1.85%, 09/11/20	2,655	2,592,475
2.13%, 04/07/21	1,902	1,848,021
2.50%, 12/14/20	6,345	6,247,541
2.55%, 01/25/21	4,400	4,331,228
3.15%, 09/17/20	3,075	3,067,435
3.25%, 06/11/21	1,500	1,494,780
3.50%, 07/19/23	2,300	2,291,283
3.63%, 09/15/31 (Call 09/15/26)(a)(d)	2,775	2,584,357
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	5,714	5,591,663
2.95%, 07/15/22 (Call 06/15/22)	4,061	3,965,160
3.00%, 03/15/22 (Call 02/15/22)	5,100	5,019,777
3.10%, 04/27/26 (Call 03/27/26)	495	462,835
3.60%, 09/11/24 (Call 08/11/24)	3,440	3,369,824
3.70%, 01/30/24 (Call 12/29/23)	2,740	2,747,097
3.90%, 04/26/28 (Call 03/26/28)	2,000	1,987,660
4.13%, 05/24/21 (Call 04/24/21)	2,103	2,136,522
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,360	1,217,105
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,007	2,929,570
Series X, 3.15%, 04/27/27 (Call 03/27/27)	3,515	3,302,167
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	246,883
2.05%, 10/23/20 (Call 09/23/20)	3,000	2,928,150
2.35%, 01/23/20 (Call 12/23/19)	1,000	990,740
2.80%, 01/27/25 (Call 12/27/24)	2,050	1,932,474
2.85%, 01/23/23 (Call 12/23/22)	1,000	970,710
3.15%, 04/26/21 (Call 03/26/21)	2,000	1,988,680

Security	Par (000)	Value

Banks (continued)
UBS AG/Stamford CT
2.35%, 03/26/20	$3,140	$3,095,914
4.88%, 08/04/20	4,750	4,862,147
Wachovia Corp.
5.50%, 08/01/35	2,440	2,578,934
6.55%, 10/15/35	100	117,327
7.50%, 04/15/35	50	61,301
7.57%, 08/01/26(c)	6,515	7,657,601
Wells Fargo & Co.
2.10%, 07/26/21	9,713	9,319,721
2.50%, 03/04/21	11,246	10,965,637
2.55%, 12/07/20	7,910	7,733,607
2.60%, 07/22/20	3,190	3,145,149
2.63%, 07/22/22	7,988	7,652,903
3.00%, 01/22/21	4,314	4,264,001
3.00%, 02/19/25	6,565	6,147,335
3.00%, 04/22/26	4,605	4,235,633
3.00%, 10/23/26	3,900	3,561,246
3.07%, 01/24/23 (Call 01/24/22)	7,202	6,973,264
3.30%, 09/09/24	6,860	6,562,550
3.50%, 03/08/22	11,457	11,307,601
3.55%, 09/29/25	9,704	9,313,123
3.58%, 05/22/28 (Call 05/22/27)(a)(d)	8,305	7,849,055
3.90%, 05/01/45	8,030	7,130,158
4.10%, 06/03/26	8,013	7,733,106
4.13%, 08/15/23	4,370	4,353,132
4.30%, 07/22/27	9,021	8,730,704
4.40%, 06/14/46	5,299	4,781,341
4.48%, 01/16/24	2,439	2,464,268
4.60%, 04/01/21	9,805	10,001,002
4.65%, 11/04/44	6,238	5,797,535
4.75%, 12/07/46	3,231	3,064,797
4.90%, 11/17/45	6,349	6,086,151
5.38%, 02/07/35	797	857,484
5.38%, 11/02/43	6,243	6,382,531
5.61%, 01/15/44	6,975	7,383,874
Series M, 3.45%, 02/13/23	2,705	2,638,430
Series N, 2.15%, 01/30/20	5,646	5,571,812
Wells Fargo Bank N.A.
2.15%, 12/06/19	4,000	3,961,400
2.40%, 01/15/20	1,000	991,060
2.60%, 01/15/21	2,560	2,507,213
3.33%, 07/23/21 (Call 07/23/20)(a)(d)	6,500	6,471,595
3.55%, 08/14/23 (Call 07/14/23)	1,935	1,907,213
3.63%, 10/22/21 (Call 09/21/21)	4,000	3,996,600
5.85%, 02/01/37	525	583,375
5.95%, 08/26/36	1,283	1,439,808
Wells Fargo Capital X, 5.95%, 12/15/36	3,971	4,131,071
Westpac Banking Corp.
2.00%, 08/19/21	2,748	2,634,370
2.10%, 05/13/21	3,305	3,195,770
2.15%, 03/06/20	2,225	2,194,896
2.30%, 05/26/20	3,250	3,203,720
2.50%, 06/28/22	2,750	2,643,355
2.60%, 11/23/20	3,576	3,522,896
2.65%, 01/25/21	3,376	3,322,220
2.70%, 08/19/26	2,900	2,634,824
2.75%, 01/11/23	250	240,793
2.80%, 01/11/22	2,920	2,850,270
2.85%, 05/13/26	4,027	3,711,042

108

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.05%, 05/15/20	$350	$348,569
3.35%, 03/08/27	6,173	5,859,844
3.40%, 01/25/28(b)	4,770	4,527,541
3.65%, 05/15/23	2,100	2,093,721
4.32%, 11/23/31 (Call 11/23/26)(a)(d)	4,999	4,710,408
Zions Bancorp. N.A., 3.50%, 08/27/21	1,125	1,119,319

		3,269,872,549
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(f)	27,527	25,966,770
4.70%, 02/01/36 (Call 08/01/35)(f)	17,790	16,729,182
4.90%, 02/01/46 (Call 08/01/45)(f)	29,302	27,254,083
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	3,668	3,461,418
2.65%, 02/01/21 (Call 01/01/21)	32,032	31,391,040
3.30%, 02/01/23 (Call 12/01/22)	18,722	18,114,846
3.70%, 02/01/24	2,963	2,876,421
4.00%, 01/17/43	1,163	956,754
4.63%, 02/01/44	6,644	5,934,620
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	7,046	6,684,540
3.50%, 01/12/24 (Call 12/12/23)	2,550	2,459,348
3.75%, 01/15/22	4,285	4,278,530
3.75%, 07/15/42	3,190	2,543,228
4.00%, 04/13/28 (Call 01/13/28)	9,200	8,806,332
4.38%, 02/15/21	4,710	4,782,251
4.38%, 04/15/38 (Call 10/15/37)	1,745	1,570,605
4.44%, 10/06/48 (Call 04/06/48)	1,729	1,497,400
4.60%, 04/15/48 (Call 10/15/47)	9,530	8,545,170
4.75%, 04/15/58 (Call 10/15/57)	3,410	3,005,608
8.00%, 11/15/39	2,025	2,651,089
8.20%, 01/15/39	2,075	2,740,328
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,950	4,841,941
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,500	1,425,915
3.75%, 01/15/43 (Call 07/15/42)	295	265,559
4.50%, 07/15/45 (Call 01/15/45)	1,096	1,108,396
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,009,256
Coca-Cola Co. (The)
1.55%, 09/01/21	2,375	2,284,251
1.88%, 10/27/20	2,966	2,898,316
2.20%, 05/25/22	3,095	2,995,310
2.25%, 09/01/26	1,760	1,591,058
2.45%, 11/01/20	4,465	4,411,286
2.50%, 04/01/23	749	724,223
2.55%, 06/01/26	2,625	2,429,726
2.88%, 10/27/25	3,268	3,110,384
2.90%, 05/25/27	3,000	2,822,190
3.15%, 11/15/20	2,047	2,047,266
3.20%, 11/01/23	4,596	4,558,956
3.30%, 09/01/21	3,100	3,115,469
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	400	397,828
5.25%, 11/26/43	1,250	1,301,538
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,000	1,909,580
2.70%, 05/09/22 (Call 04/09/22)	50	48,009
3.20%, 02/15/23 (Call 01/15/23)	2,780	2,689,177

Security	Par (000)	Value

Beverages (continued)
3.50%, 05/09/27 (Call 02/09/27)	$850	$784,346
3.60%, 02/15/28 (Call 11/15/27)	2,832	2,606,318
3.70%, 12/06/26 (Call 09/06/26)	4,480	4,212,454
4.10%, 02/15/48 (Call 08/15/47)	445	370,449
4.25%, 05/01/23	3,096	3,108,972
4.40%, 11/15/25 (Call 09/15/25)	490	489,128
4.50%, 05/09/47 (Call 11/09/46)	3,360	3,024,470
4.65%, 11/15/28 (Call 08/15/28)	175	175,263
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	1,723	1,654,545
3.50%, 09/18/23 (Call 08/18/23)	1,000	995,900
3.88%, 05/18/28 (Call 02/18/28)	1,000	1,001,050
3.88%, 04/29/43 (Call 10/29/42)	1,320	1,230,860
4.83%, 07/15/20	1,425	1,458,844
5.88%, 09/30/36	1,315	1,526,150
Diageo Investment Corp.
2.88%, 05/11/22	675	661,500
4.25%, 05/11/42	2,162	2,107,107
7.45%, 04/15/35	1,025	1,378,943
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	150	141,444
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	3,175	2,726,404
3.13%, 12/15/23 (Call 10/15/23)	1,800	1,683,270
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,108,944
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,312,163
3.55%, 05/25/21(f)	3,125	3,102,062
4.06%, 05/25/23 (Call 04/25/23)(f)	1,385	1,365,721
4.42%, 05/25/25 (Call 03/25/25)(f)	2,965	2,926,188
4.42%, 12/15/46 (Call 06/15/46)	2,070	1,777,323
4.50%, 11/15/45 (Call 08/15/45)	2,575	2,241,409
4.60%, 05/25/28 (Call 02/25/28)(f)	3,655	3,583,435
4.99%, 05/25/38 (Call 11/25/37)(f)	250	239,065
5.09%, 05/25/48 (Call 11/25/47)(b)(f)	1,030	976,656
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	2,354	2,255,438
2.25%, 03/15/20 (Call 02/15/20)	1,290	1,266,986
3.00%, 07/15/26 (Call 04/15/26)	6,310	5,621,074
3.50%, 05/01/22	3,375	3,331,631
4.20%, 07/15/46 (Call 01/15/46)	4,161	3,456,876
5.00%, 05/01/42	3,645	3,421,015
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	1,775	1,742,855
2.15%, 10/14/20 (Call 09/14/20)	2,825	2,777,992
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,536,721
2.38%, 10/06/26 (Call 07/06/26)	3,608	3,265,926
2.75%, 03/05/22	4,647	4,566,700
2.75%, 03/01/23	2,753	2,675,833
2.75%, 04/30/25 (Call 01/30/25)	4,360	4,120,985
2.85%, 02/24/26 (Call 11/24/25)	1,499	1,413,647
3.00%, 08/25/21	4,350	4,343,475
3.00%, 10/15/27 (Call 07/15/27)(b)	2,380	2,233,083
3.10%, 07/17/22 (Call 05/17/22)	1,945	1,927,320
3.13%, 11/01/20	2,313	2,312,445
3.45%, 10/06/46 (Call 04/06/46)	4,799	4,167,164
3.50%, 07/17/25 (Call 04/17/25)	1,205	1,192,721
3.60%, 03/01/24 (Call 12/01/23)	2,561	2,568,350
3.60%, 08/13/42	567	509,642
4.00%, 03/05/42	1,643	1,567,931
4.00%, 05/02/47 (Call 11/02/46)(b)	2,695	2,565,128

109

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.25%, 10/22/44 (Call 04/22/44)	$405	$399,990
4.45%, 04/14/46 (Call 10/14/45)	4,345	4,424,774
4.50%, 01/15/20	2,790	2,833,803
4.60%, 07/17/45 (Call 01/17/45)	2,214	2,296,029

		358,001,114
Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,468	2,364,443
2.13%, 05/01/20 (Call 04/01/20)	945	929,474
2.20%, 05/11/20	4,470	4,398,793
2.25%, 08/19/23 (Call 06/19/23)	1,995	1,860,557
2.60%, 08/19/26 (Call 05/19/26)	4,890	4,379,044
2.65%, 05/11/22 (Call 04/11/22)	2,263	2,185,673
2.70%, 05/01/22 (Call 03/01/22)	500	483,520
3.13%, 05/01/25 (Call 02/01/25)	2,575	2,439,246
3.20%, 11/02/27 (Call 08/02/27)	1,510	1,393,881
3.45%, 10/01/20	1,380	1,379,365
3.63%, 05/15/22 (Call 02/15/22)	5,025	5,010,829
3.63%, 05/22/24 (Call 02/22/24)	5,414	5,314,761
3.88%, 11/15/21 (Call 08/15/21)	735	740,535
4.10%, 06/15/21 (Call 03/15/21)	2,273	2,306,254
4.40%, 05/01/45 (Call 11/01/44)	6,475	5,914,718
4.50%, 03/15/20	250	253,720
4.56%, 06/15/48 (Call 12/15/47)	4,568	4,237,414
4.66%, 06/15/51 (Call 12/15/50)	14,667	13,502,147
4.95%, 10/01/41	475	471,385
5.15%, 11/15/41 (Call 05/15/41)	675	683,984
5.75%, 03/15/40	150	162,494
6.38%, 06/01/37	200	231,200
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	1,418	1,401,055
4.00%, 06/23/25 (Call 03/23/25)	5,397	5,199,092
5.25%, 06/23/45 (Call 12/23/44)	2,351	2,385,207
Biogen Inc.
2.90%, 09/15/20	3,668	3,623,544
3.63%, 09/15/22	3,025	3,017,498
4.05%, 09/15/25 (Call 06/15/25)	3,154	3,114,512
5.20%, 09/15/45 (Call 03/15/45)	6,555	6,601,606
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	2,005	2,043,215
Celgene Corp.
2.25%, 08/15/21	1,510	1,449,449
2.75%, 02/15/23 (Call 01/15/23)	1,000	947,180
2.88%, 08/15/20	1,325	1,308,676
2.88%, 02/19/21	1,350	1,326,186
3.25%, 08/15/22	7,050	6,840,192
3.25%, 02/20/23 (Call 01/20/23)	1,000	965,820
3.45%, 11/15/27 (Call 08/15/27)	4,365	3,944,039
3.55%, 08/15/22	3,218	3,169,022
3.63%, 05/15/24 (Call 02/15/24)	3,418	3,296,353
3.88%, 08/15/25 (Call 05/15/25)	5,344	5,119,338
3.90%, 02/20/28 (Call 11/20/27)	1,545	1,433,992
3.95%, 10/15/20	1,265	1,272,160
4.00%, 08/15/23	3,400	3,373,718
4.35%, 11/15/47 (Call 05/15/47)	375	313,024
4.55%, 02/20/48 (Call 08/20/47)	1,600	1,381,648
4.63%, 05/15/44 (Call 11/15/43)	2,660	2,327,819
5.00%, 08/15/45 (Call 02/15/45)	10,183	9,322,027
5.25%, 08/15/43	500	472,010
Genzyme Corp., 5.00%, 06/15/20	500	513,310

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	$1,880	$1,789,647
2.35%, 02/01/20	2,070	2,052,281
2.50%, 09/01/23 (Call 07/01/23)	405	383,316
2.55%, 09/01/20	4,910	4,843,077
2.95%, 03/01/27 (Call 12/01/26)(b)	2,285	2,093,426
3.25%, 09/01/22 (Call 07/01/22)	3,157	3,119,874
3.50%, 02/01/25 (Call 11/01/24)	3,353	3,259,451
3.65%, 03/01/26 (Call 12/01/25)	8,309	8,065,796
3.70%, 04/01/24 (Call 01/01/24)	3,424	3,391,198
4.00%, 09/01/36 (Call 03/01/36)	795	726,463
4.15%, 03/01/47 (Call 09/01/46)	5,760	5,123,462
4.40%, 12/01/21 (Call 09/01/21)	100	102,571
4.50%, 04/01/21 (Call 01/01/21)	2,475	2,532,470
4.50%, 02/01/45 (Call 08/01/44)	4,302	4,021,467
4.60%, 09/01/35 (Call 03/01/35)	1,515	1,479,019
4.75%, 03/01/46 (Call 09/01/45)	6,830	6,579,134
4.80%, 04/01/44 (Call 10/01/43)	6,020	5,866,610
5.65%, 12/01/41 (Call 06/01/41)	3,785	4,110,964

		196,345,355
Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	1,350	1,390,014
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,011,293
3.90%, 02/14/26 (Call 11/14/25)	932	904,170
4.25%, 03/01/21	3,200	3,245,632
4.50%, 02/15/47 (Call 08/15/46)	2,755	2,483,026
4.95%, 07/02/64 (Call 01/02/64)(c)	1,249	1,151,166
5.00%, 03/30/20	2,575	2,624,337
5.13%, 09/14/45 (Call 03/14/45)	1,530	1,503,745
5.70%, 03/01/41	615	625,701
6.00%, 01/15/36	313	344,535
Lafarge SA, 7.13%, 07/15/36	121	140,267
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,156,249
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	500	454,920
3.50%, 12/15/27 (Call 09/15/27)	750	679,740
4.25%, 12/15/47 (Call 06/15/47)	1,165	932,571
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	395	391,481
3.50%, 11/15/27 (Call 08/15/27)	1,850	1,678,172
4.38%, 04/01/26 (Call 01/01/26)	485	477,851
4.45%, 04/01/25 (Call 01/01/25)	1,720	1,710,987
4.50%, 05/15/47 (Call 11/15/46)	550	459,014
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	665	598,819
4.20%, 12/15/22 (Call 09/15/22)	1,625	1,608,539
4.20%, 12/01/24 (Call 09/01/24)	200	195,716
4.30%, 07/15/47 (Call 01/15/47)	1,785	1,344,694
4.40%, 01/30/48 (Call 07/30/47)	375	290,021
7.00%, 12/01/36	824	931,285
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(b)	800	751,664
4.50%, 04/01/25 (Call 01/01/25)	1,405	1,393,676
4.50%, 06/15/47 (Call 12/15/46)	1,205	991,450
4.70%, 03/01/48 (Call 09/01/47)(f)	550	467,791

		31,938,526

110

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21	$1,757	$1,739,254
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,230,225
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,475	1,457,743
2.90%, 11/15/22 (Call 08/15/22)	1,450	1,412,779
3.65%, 07/15/24 (Call 04/15/24)	185	183,335
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	3,905	3,890,864
5.45%, 12/01/44 (Call 06/01/44)	380	371,032
Braskem Finance Ltd., 6.45%, 02/03/24	3,325	3,489,488
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,118,076
3.70%, 07/15/22	370	365,471
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,375	5,464,332
5.88%, 06/15/21	2,000	2,088,240
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,996	6,778,075
3.50%, 10/01/24 (Call 07/01/24)	4,143	3,977,611
4.13%, 11/15/21 (Call 08/15/21)	5,562	5,615,340
4.25%, 11/15/20 (Call 08/15/20)	6,923	6,992,853
4.25%, 10/01/34 (Call 04/01/34)	3,775	3,375,341
4.38%, 11/15/42 (Call 05/15/42)	2,148	1,844,595
4.55%, 11/30/25 (Call 09/30/25)(f)	245	245,583
4.63%, 10/01/44 (Call 04/01/44)	1,930	1,713,396
4.80%, 11/30/28 (Call 08/30/28)(f)	500	501,030
5.25%, 11/15/41 (Call 08/15/41)	3,966	3,840,674
5.55%, 11/30/48 (Call 05/30/48)(f)	400	403,524
7.38%, 11/01/29	275	330,008
9.40%, 05/15/39	970	1,352,374
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	3,000	3,025,260
4.73%, 11/15/28 (Call 08/15/28)	5,000	5,067,900
5.32%, 11/15/38 (Call 05/15/38)	2,000	2,040,040
5.42%, 11/15/48 (Call 05/15/48)	2,000	2,053,440
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	632	627,386
3.50%, 12/01/21	830	827,062
3.60%, 08/15/22 (Call 05/15/22)	3,868	3,842,433
3.80%, 03/15/25 (Call 12/15/24)	1,043	1,006,130
4.50%, 12/01/28 (Call 09/01/28)	3,000	2,929,200
4.65%, 10/15/44 (Call 04/15/44)	2,555	2,233,581
EI du Pont de Nemours & Co., 2.20%, 05/01/20	2,706	2,676,965
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	448,502
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,689,188
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,225	1,949,256
4.45%, 09/26/28 (Call 06/26/28)	310	310,295
5.00%, 09/26/48 (Call 03/26/48)	250	243,400
Lubrizol Corp. (The), 6.50%, 10/01/34	212	263,319
LYB International Finance BV
4.00%, 07/15/23	4,650	4,613,218
4.88%, 03/15/44 (Call 09/15/43)	2,245	2,022,812
5.25%, 07/15/43	1,730	1,629,556
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	2,975	2,700,050

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	$3,063	$2,537,450
5.75%, 04/15/24 (Call 01/15/24)	3,975	4,224,908
6.00%, 11/15/21 (Call 08/17/21)	4,750	4,992,202
Methanex Corp.
3.25%, 12/15/19	25	24,804
4.25%, 12/01/24 (Call 09/01/24)	250	240,480
5.25%, 03/01/22	550	553,861
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,161,037
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	200	194,226
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,516,464
4.05%, 11/15/27 (Call 08/15/27)	2,158	2,049,582
4.25%, 11/15/23 (Call 08/15/23)	4,835	4,847,668
5.45%, 11/15/33 (Call 05/15/33)	1,201	1,222,582
5.63%, 11/15/43 (Call 05/15/43)	2,233	2,208,817
NewMarket Corp., 4.10%, 12/15/22	100	99,820
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,055	1,900,793
3.15%, 10/01/22 (Call 07/01/22)	2,075	2,008,849
3.38%, 03/15/25 (Call 12/15/24)	2,015	1,887,632
3.50%, 06/01/23 (Call 03/01/23)	275	269,525
3.63%, 03/15/24 (Call 12/15/23)	2,746	2,662,247
4.00%, 12/15/26 (Call 09/15/26)	2,550	2,456,848
4.13%, 03/15/35 (Call 09/15/34)	930	829,411
4.88%, 03/30/20	3,250	3,301,545
4.90%, 06/01/43 (Call 12/01/42)	855	795,766
5.25%, 01/15/45 (Call 07/15/44)	2,015	1,965,391
5.63%, 12/01/40	797	817,738
5.88%, 12/01/36	1,140	1,218,523
6.13%, 01/15/41 (Call 07/15/40)	1,290	1,411,337
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	630	617,721
3.60%, 11/15/20	2,153	2,163,033
3.75%, 03/15/28 (Call 12/15/27)(b)	2,525	2,390,089
5.50%, 11/15/40	35	36,063
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,750	1,671,653
2.25%, 09/24/20	1,700	1,671,355
2.45%, 02/15/22 (Call 11/15/21)	2,288	2,222,380
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,317,226
2.70%, 02/21/23 (Call 11/21/22)	1,200	1,163,388
3.00%, 09/01/21	610	604,638
3.20%, 01/30/26 (Call 10/30/25)	1,360	1,312,210
3.55%, 11/07/42 (Call 05/07/42)	794	707,986
4.05%, 03/15/21	1,585	1,611,263
Rohm & Haas Co., 7.85%, 07/15/29	350	436,650
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,195	1,169,116
3.75%, 03/15/27 (Call 12/15/26)	2,475	2,312,096
4.25%, 01/15/48 (Call 07/15/47)	200	165,204
5.25%, 06/01/45 (Call 12/01/44)	1,080	1,063,433
Sherwin-Williams Co. (The)
2.25%, 05/15/20	3,075	3,010,886
2.75%, 06/01/22 (Call 05/01/22)	2,734	2,620,812
3.13%, 06/01/24 (Call 04/01/24)	250	236,748
3.45%, 08/01/25 (Call 05/01/25)	1,235	1,170,125
3.45%, 06/01/27 (Call 03/01/27)	3,950	3,621,676
3.95%, 01/15/26 (Call 10/15/25)	1,625	1,560,634
4.00%, 12/15/42 (Call 06/15/42)	265	221,871

111

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 01/15/22 (Call 10/15/21)	$2,300	$2,319,021
4.50%, 06/01/47 (Call 12/01/46)	3,097	2,737,934
4.55%, 08/01/45 (Call 02/01/45)	25	22,324
Syngenta Finance NV, 3.13%, 03/28/22	5,250	4,998,262
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,450	1,422,363
3.60%, 08/15/26 (Call 05/15/26)	1,340	1,230,093
4.38%, 11/15/47 (Call 05/15/47)	1,950	1,609,472
5.00%, 08/15/46 (Call 02/15/46)	2,650	2,391,970

		205,189,437
Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,760	2,721,112
3.38%, 09/15/25 (Call 06/15/25)	2,570	2,527,107
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,605	2,620,239
5.25%, 10/01/25 (Call 07/01/25)	1,400	1,403,360
5.50%, 11/01/22 (Call 05/01/22)	2,332	2,409,469
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,110,797
Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	342	329,708
California Institute of Technology, 4.70%, 11/01/11	1,000	996,630
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	360	354,431
Ecolab Inc.
2.25%, 01/12/20	1,140	1,127,848
2.38%, 08/10/22 (Call 07/10/22)	2,855	2,732,178
2.70%, 11/01/26 (Call 08/01/26)	1,930	1,768,189
3.25%, 01/14/23 (Call 11/19/22)	1,225	1,207,090
3.25%, 12/01/27 (Call 09/01/27)	635	599,973
3.70%, 11/01/46 (Call 05/01/46)	895	765,180
3.95%, 12/01/47 (Call 06/01/47)	3,666	3,308,198
4.35%, 12/08/21	2,444	2,496,546
5.50%, 12/08/41	297	330,888
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	880	848,496
3.30%, 12/15/22 (Call 09/15/22)	1,800	1,745,208
7.00%, 07/01/37	25	27,841
George Washington University (The)
4.87%, 09/15/45	1,000	1,060,030
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,493	2,381,189
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	700	692,272
4.75%, 08/01/28 (Call 05/01/28)	440	428,701
Massachusetts Institute of Technology
3.89%, 07/01/16	200	169,274
3.96%, 07/01/38	425	413,980
4.68%, 07/01/14	1,541	1,602,933
5.60%, 07/01/11	2,015	2,488,888
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,445	3,279,571
2.75%, 12/15/21 (Call 11/15/21)	655	636,097
3.25%, 06/07/21 (Call 05/07/21)	300	297,285
3.25%, 01/15/28 (Call 10/15/27)	3,265	3,033,250
4.50%, 09/01/22 (Call 06/01/22)	150	153,226
4.88%, 02/15/24 (Call 11/15/23)	3,995	4,157,357
5.25%, 07/15/44	250	269,707
5.50%, 09/01/20	1,500	1,548,510

Security	Par (000)	Value

Commercial Services (continued)
Northwestern University
3.69%, 12/01/38	$1,850	$1,742,478
3.87%, 12/01/48	900	845,856
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,274	1,158,155
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	630	541,063
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,392,666
4.88%, 10/15/40	600	674,928
Princeton University, 5.70%, 03/01/39	2,200	2,675,618
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,645	1,523,813
3.30%, 08/14/20 (Call 07/14/20)	325	323,820
4.00%, 06/15/25 (Call 03/15/25)	5,500	5,506,270
4.40%, 02/15/26 (Call 11/15/25)	2,077	2,124,543
4.50%, 05/15/48 (Call 11/15/47)	1,000	970,840
6.55%, 11/15/37	265	320,173
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,291	1,273,094
3.80%, 04/01/21 (Call 03/01/21)	1,840	1,839,926
4.45%, 06/01/28 (Call 03/01/28)	975	953,667
4.80%, 04/01/26 (Call 01/01/26)	2,230	2,239,366
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,160	1,948,190
University of Southern California
3.03%, 10/01/39	2,170	1,905,954
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,434,720
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,075	1,060,401
4.13%, 09/12/22	2,207	2,233,131
5.50%, 06/15/45 (Call 12/15/44)	1,315	1,330,543
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	490	483,993
4.25%, 06/09/23 (Call 05/09/23)	179	177,765
5.25%, 04/01/20	950	968,829
6.20%, 11/17/36	1,740	1,718,285
6.20%, 06/21/40	635	604,222
William Marsh Rice University, 3.77%, 05/15/55	1,750	1,556,520

		96,571,587
Computers — 0.6%
Apple Inc.
1.55%, 02/07/20	7,850	7,723,301
1.55%, 08/04/21 (Call 07/04/21)	2,820	2,701,447
1.80%, 05/11/20	3,660	3,599,939
1.90%, 02/07/20	2,905	2,871,447
2.00%, 05/06/20	5,160	5,091,114
2.00%, 11/13/20	1,910	1,872,144
2.10%, 09/12/22 (Call 08/12/22)	1,225	1,169,385
2.15%, 02/09/22	1,250	1,204,738
2.25%, 02/23/21 (Call 01/23/21)	10,329	10,125,725
2.30%, 05/11/22 (Call 04/11/22)	3,850	3,720,678
2.40%, 01/13/23 (Call 12/13/22)	5,150	4,935,811
2.40%, 05/03/23	11,473	10,937,096
2.45%, 08/04/26 (Call 05/04/26)	8,015	7,286,116
2.50%, 02/09/22 (Call 01/09/22)	3,500	3,416,245
2.50%, 02/09/25	4,581	4,272,836
2.70%, 05/13/22	5,951	5,823,530
2.75%, 01/13/25 (Call 11/13/24)	5,507	5,215,459
2.85%, 05/06/21	8,842	8,777,453
2.85%, 02/23/23 (Call 12/23/22)	4,095	3,989,185
2.85%, 05/11/24 (Call 03/11/24)	4,373	4,211,155

112

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.90%, 09/12/27 (Call 06/12/27)	$1,783	$1,649,970
3.00%, 02/09/24 (Call 12/09/23)	2,395	2,321,354
3.00%, 06/20/27 (Call 03/20/27)	1,239	1,158,341
3.00%, 11/13/27 (Call 08/13/27)	5,347	5,003,455
3.20%, 05/13/25	6,778	6,561,375
3.20%, 05/11/27 (Call 02/11/27)	2,298	2,183,468
3.25%, 02/23/26 (Call 11/23/25)	8,554	8,213,294
3.35%, 02/09/27 (Call 11/09/26)	5,103	4,905,055
3.45%, 05/06/24	8,148	8,068,150
3.45%, 02/09/45	8,245	7,055,329
3.75%, 09/12/47 (Call 03/12/47)	749	668,385
3.75%, 11/13/47 (Call 05/13/47)	550	490,798
3.85%, 05/04/43	9,205	8,442,550
3.85%, 08/04/46 (Call 02/04/46)	2,937	2,660,893
4.25%, 02/09/47 (Call 08/09/46)	4,256	4,112,700
4.38%, 05/13/45	4,893	4,825,183
4.45%, 05/06/44	4,123	4,120,238
4.50%, 02/23/36 (Call 08/23/35)	5,562	5,755,891
4.65%, 02/23/46 (Call 08/23/45)	10,095	10,282,464
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(f)	7,489	7,491,696
5.45%, 06/15/23 (Call 04/15/23)(f)	7,175	7,328,904
6.02%, 06/15/26 (Call 03/15/26)(f)	13,910	14,084,014
8.10%, 07/15/36 (Call 01/15/36)(f)	3,330	3,597,066
8.35%, 07/15/46 (Call 01/15/46)(f)	7,045	7,769,649
DXC Technology Co.
2.88%, 03/27/20	165	163,611
4.25%, 04/15/24 (Call 02/15/24)	1,885	1,852,748
4.45%, 09/18/22	1,850	1,857,844
4.75%, 04/15/27 (Call 01/15/27)	2,830	2,776,117
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	145	144,198
3.60%, 10/15/20 (Call 09/15/20)	4,007	4,004,996
4.40%, 10/15/22 (Call 08/15/22)	2,000	2,032,440
4.90%, 10/15/25 (Call 07/15/25)	6,870	6,920,288
6.20%, 10/15/35 (Call 04/15/35)	3,955	3,844,379
6.35%, 10/15/45 (Call 04/15/45)	4,419	4,124,827
HP Inc.
3.75%, 12/01/20	2,344	2,357,525
4.05%, 09/15/22	1,347	1,356,133
4.30%, 06/01/21	25	25,446
6.00%, 09/15/41	4,433	4,295,045
IBM Credit LLC
1.80%, 01/20/21	400	386,644
2.20%, 09/08/22	2,550	2,411,484
2.65%, 02/05/21	3,650	3,588,716
3.00%, 02/06/23	1,700	1,646,382
3.60%, 11/30/21	1,000	1,000,600
International Business Machines Corp.
1.63%, 05/15/20	3,800	3,711,156
1.88%, 08/01/22	3,825	3,580,429
1.90%, 01/27/20	2,100	2,068,899
2.25%, 02/19/21	2,300	2,241,557
2.50%, 01/27/22	1,555	1,503,327
2.88%, 11/09/22	3,550	3,431,395
2.90%, 11/01/21	2,925	2,871,385
3.30%, 01/27/27	2,750	2,604,415
3.38%, 08/01/23	4,730	4,637,245
3.45%, 02/19/26(b)	1,360	1,298,324
3.63%, 02/12/24	4,135	4,068,054

Security	Par (000)	Value

Computers (continued)
4.00%, 06/20/42	$2,841	$2,527,837
4.70%, 02/19/46(b)	2,750	2,692,223
5.60%, 11/30/39	3,365	3,658,361
5.88%, 11/29/32	3,128	3,588,629
6.22%, 08/01/27	1,525	1,721,679
6.50%, 01/15/28	915	1,061,528
7.00%, 10/30/25	1,705	1,988,286
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	1,910	1,850,637
3.30%, 09/29/24 (Call 07/29/24)	300	280,689
3.38%, 06/15/21 (Call 04/15/21)	1,415	1,399,676
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	1,469	1,410,754
4.75%, 06/01/23	2,034	1,936,246
4.75%, 01/01/25	2,256	2,076,310
4.88%, 03/01/24 (Call 01/01/24)	1,340	1,258,568
4.88%, 06/01/27 (Call 03/01/27)	2,538	2,246,232
5.75%, 12/01/34 (Call 06/01/34)	865	720,303

		334,918,593
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	2,900	2,780,607
2.30%, 05/03/22	1,860	1,800,368
2.45%, 11/15/21	480	470,774
2.95%, 11/01/20	1,700	1,695,427
3.25%, 03/15/24	200	197,990
3.70%, 08/01/47 (Call 02/01/47)(b)	1,125	1,021,174
4.00%, 08/15/45	2,735	2,609,628
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	865,377
1.80%, 02/07/20	1,940	1,912,879
2.35%, 08/15/22	550	528,446
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,355,716
4.15%, 03/15/47 (Call 09/15/46)	1,005	975,564
4.38%, 06/15/45 (Call 12/15/44)	2,491	2,500,466
6.00%, 05/15/37	1,550	1,849,847
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,335	2,242,511
1.85%, 02/02/21	2,980	2,903,444
1.90%, 10/23/20	1,000	978,120
2.15%, 08/11/22	1,340	1,289,013
2.30%, 02/06/22	2,601	2,537,718
2.45%, 11/03/26	4,175	3,838,954
2.70%, 02/02/26	1,780	1,675,300
2.85%, 08/11/27	2,150	2,024,848
3.10%, 08/15/23	1,462	1,451,678
3.50%, 10/25/47	2,125	1,908,399
Series A, 9.36%, 01/01/21	111	117,994
Unilever Capital Corp.
1.38%, 07/28/21	2,365	2,248,500
1.80%, 05/05/20	3,985	3,910,082
2.00%, 07/28/26	3,050	2,681,560
2.20%, 05/05/22 (Call 04/05/22)	1,700	1,627,104
2.60%, 05/05/24 (Call 03/05/24)	1,850	1,754,965
2.90%, 05/05/27 (Call 02/05/27)	1,700	1,581,782
3.00%, 03/07/22	1,500	1,478,280
3.10%, 07/30/25	1,115	1,072,418
3.13%, 03/22/23 (Call 02/22/23)	650	638,371
3.25%, 03/07/24 (Call 02/07/24)	1,500	1,474,140
3.38%, 03/22/25 (Call 01/22/25)	1,235	1,211,597

113

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.50%, 03/22/28 (Call 12/22/27)	$1,650	$1,595,847
4.25%, 02/10/21	2,770	2,824,597
5.90%, 11/15/32	2,415	2,877,980

		68,509,465
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	1,517,021
4.20%, 05/15/47 (Call 11/15/46)	2,340	2,147,863
4.60%, 06/15/45 (Call 12/15/44)	3,894	3,815,692

		7,480,576
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	2,975	2,829,701
3.50%, 05/26/22 (Call 04/26/22)	1,970	1,910,585
3.50%, 01/15/25 (Call 11/15/24)	1,650	1,505,609
3.65%, 07/21/27 (Call 04/21/27)	3,325	2,901,694
3.88%, 01/23/28 (Call 10/23/27)	1,825	1,611,183
3.95%, 02/01/22 (Call 01/01/22)	4,139	4,093,181
4.13%, 07/03/23 (Call 06/03/23)	2,300	2,257,910
4.25%, 07/01/20	2,460	2,469,692
4.45%, 10/01/25 (Call 08/01/25)	1,000	955,750
4.50%, 05/15/21	1,950	1,960,569
4.63%, 10/30/20	2,800	2,825,060
4.63%, 07/01/22	2,243	2,257,781
5.00%, 10/01/21	4,370	4,457,881
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,394,600
4.25%, 02/15/24	500	504,535
Air Lease Corp.
2.13%, 01/15/20	2,305	2,267,198
2.50%, 03/01/21	1,019	989,123
2.63%, 07/01/22 (Call 06/01/22)	2,493	2,361,270
2.75%, 01/15/23 (Call 12/15/22)	1,435	1,354,181
3.00%, 09/15/23 (Call 07/15/23)	2,282	2,132,050
3.25%, 03/01/25 (Call 01/01/25)	408	373,410
3.38%, 06/01/21 (Call 05/01/21)	1,872	1,841,599
3.50%, 01/15/22	495	486,357
3.63%, 04/01/27 (Call 01/01/27)	1,697	1,507,360
3.63%, 12/01/27 (Call 09/01/27)	1,835	1,627,425
3.75%, 02/01/22 (Call 12/01/21)	2,640	2,616,715
3.88%, 04/01/21 (Call 03/01/21)	810	807,845
3.88%, 07/03/23 (Call 06/03/23)	1,500	1,464,975
4.25%, 09/15/24 (Call 06/15/24)	698	685,973
4.63%, 10/01/28 (Call 06/01/28)	1,000	955,060
4.75%, 03/01/20	350	354,365
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	1,650	1,589,165
4.40%, 09/25/23 (Call 08/25/23)	2,280	2,238,937
5.00%, 04/01/23	1,750	1,757,770
5.50%, 02/15/22	1,245	1,274,693
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5,590	5,455,281
2.50%, 08/01/22 (Call 07/01/22)	3,242	3,090,793
2.65%, 12/02/22	2,030	1,939,320
3.00%, 10/30/24 (Call 09/29/24)	2,932	2,765,286
3.38%, 05/17/21 (Call 04/17/21)	250	248,548
3.40%, 02/27/23 (Call 01/27/23)	2,200	2,151,930
3.63%, 12/05/24 (Call 11/04/24)	2,580	2,509,721

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 11/05/21 (Call 10/05/21)	$2,000	$1,999,760
3.70%, 08/03/23 (Call 07/03/23)	100	98,840
4.05%, 12/03/42	5,996	5,497,732
4.20%, 11/06/25 (Call 10/06/25)	500	501,145
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	2,650	2,610,568
2.25%, 05/05/21 (Call 04/05/21)	6,537	6,335,857
2.38%, 05/26/20 (Call 04/25/20)	5,811	5,727,786
2.70%, 03/03/22 (Call 01/31/22)	3,450	3,349,570
3.30%, 05/03/27 (Call 04/03/27)	9,695	9,219,557
Series F, 2.60%, 09/14/20 (Call 08/14/20)	2,463	2,429,725
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	2,794	2,552,878
3.70%, 10/15/24	3,695	3,646,595
4.00%, 10/15/23	2,520	2,547,418
5.30%, 03/15/20	750	767,940
AXA Financial Inc., 7.00%, 04/01/28	50	56,340
BGC Partners Inc., 5.38%, 07/24/23	1,000	999,980
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	1,650	1,535,193
4.25%, 06/02/26 (Call 03/02/26)	1,500	1,456,290
4.70%, 09/20/47 (Call 03/20/47)	335	307,667
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	2,287	2,265,891
Capital One Bank USA N.A., 3.38%, 02/15/23	4,010	3,847,074
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,095	1,050,061
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	891	858,470
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,578,843
3.20%, 03/02/27 (Call 12/02/26)	1,545	1,459,268
3.20%, 01/25/28 (Call 10/25/27)	1,150	1,078,183
3.23%, 09/01/22	425	419,841
3.25%, 05/21/21 (Call 04/21/21)	1,105	1,102,005
3.45%, 02/13/26 (Call 11/13/25)	4,115	3,997,599
3.55%, 02/01/24 (Call 01/01/24)	1,000	993,990
3.85%, 05/21/25 (Call 03/21/25)	1,000	1,002,200
4.00%, 02/01/29 (Call 11/01/28)	500	497,565
4.45%, 07/22/20	155	157,993
CME Group Inc.
3.00%, 09/15/22	1,225	1,207,862
3.00%, 03/15/25 (Call 12/15/24)	2,941	2,817,066
3.75%, 06/15/28 (Call 03/15/28)	380	376,181
4.15%, 06/15/48 (Call 12/15/47)	270	257,464
5.30%, 09/15/43 (Call 03/15/43)	3,982	4,464,180
Credit Suisse USA Inc., 7.13%, 07/15/32	1,944	2,444,755
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	895	847,377
3.85%, 11/21/22	1,969	1,943,265
3.95%, 11/06/24 (Call 08/06/24)	2,445	2,388,325
4.10%, 02/09/27 (Call 11/09/26)	2,660	2,474,039
5.20%, 04/27/22	2,629	2,708,869
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,300	1,254,357
3.80%, 08/24/27 (Call 05/24/27)	1,211	1,125,733
4.50%, 06/20/28 (Call 03/20/28)	1,875	1,839,131
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,950	2,786,747
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,665,850
2.85%, 03/30/25	740	694,024

114

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$16,180	$15,389,283
3.37%, 11/15/25	11,233	9,684,531
4.42%, 11/15/35	26,521	21,422,338
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	2,235	2,154,473
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,450	2,347,051
2.75%, 12/01/20 (Call 11/01/20)	4,063	4,014,488
3.10%, 09/15/27 (Call 06/15/27)	2,325	2,183,500
3.45%, 09/21/23 (Call 08/21/23)(b)	770	761,538
3.75%, 12/01/25 (Call 09/01/25)	3,140	3,116,136
3.75%, 09/21/28 (Call 06/21/28)	2,515	2,467,366
4.00%, 10/15/23	2,690	2,734,331
International Lease Finance Corp.
4.63%, 04/15/21	1,190	1,201,900
5.88%, 08/15/22	3,455	3,604,291
8.25%, 12/15/20	2,374	2,554,068
8.63%, 01/15/22	1,320	1,478,730
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,426,275
3.75%, 01/15/26	295	281,802
4.00%, 01/30/24	925	914,899
5.38%, 11/30/43	190	201,999
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,015	1,012,351
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,025	3,106,766
Jefferies Group LLC
5.13%, 01/20/23	1,226	1,253,144
6.25%, 01/15/36	2,295	2,280,151
6.45%, 06/08/27	1,235	1,308,742
6.50%, 01/20/43	2,419	2,411,864
6.88%, 04/15/21	1,115	1,186,360
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	700	609,875
4.85%, 01/15/27	2,465	2,349,244
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,900	1,755,923
3.75%, 02/13/25	1,970	1,880,523
4.25%, 11/14/20	463	467,760
4.50%, 09/19/28 (Call 06/19/28)	1,500	1,463,250
Legg Mason Inc.
3.95%, 07/15/24	530	520,126
4.75%, 03/15/26	2,283	2,301,218
5.63%, 01/15/44	2,140	2,048,750
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,260	1,218,080
2.95%, 11/21/26 (Call 08/21/26)	2,323	2,197,744
3.38%, 04/01/24	5,315	5,268,759
3.50%, 02/26/28 (Call 11/26/27)	1,240	1,214,816
3.80%, 11/21/46 (Call 05/21/46)	1,420	1,318,214
3.95%, 02/26/48 (Call 08/26/47)	615	585,006
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	995	951,708
4.25%, 06/01/24 (Call 03/01/24)	2,848	2,860,474
5.55%, 01/15/20	1,125	1,151,449

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	$821	$809,637
2.30%, 11/01/20 (Call 10/01/20)	1,150	1,124,666
2.30%, 09/15/22 (Call 08/15/22)	1,900	1,810,985
2.40%, 04/25/22 (Call 03/25/22)	1,605	1,545,310
2.70%, 02/15/23 (Call 12/15/22)	715	689,475
2.95%, 02/07/24 (Call 12/07/23)	1,000	968,770
3.05%, 02/15/22 (Call 11/15/21)	3,045	3,006,115
3.05%, 04/25/27 (Call 01/25/27)	1,250	1,175,763
3.25%, 11/01/25 (Call 08/01/25)	1,226	1,192,383
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,419,840
3.40%, 02/07/28 (Call 11/07/27)	1,100	1,057,584
3.90%, 11/01/28 (Call 08/01/28)	750	748,200
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,800,450
4.40%, 11/01/48 (Call 05/01/48)	310	307,365
4.75%, 04/30/43 (Call 04/30/23)(a)(d)	2,780	2,701,298
5.25%, 04/20/46 (Call 04/20/26)(a)(d)	5	4,922
Series C, 8.00%, 03/01/32	1,015	1,382,623
Nomura Holdings Inc., 6.70%, 03/04/20	3,699	3,844,408
ORIX Corp.
2.90%, 07/18/22	510	493,726
3.25%, 12/04/24	1,615	1,540,484
3.70%, 07/18/27	2,670	2,535,565
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	98,875
Raymond James Financial Inc.
3.63%, 09/15/26	1,414	1,332,865
4.95%, 07/15/46	3,425	3,267,861
5.63%, 04/01/24(b)	300	320,844
Stifel Financial Corp., 4.25%, 07/18/24	2,870	2,855,133
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,516	1,487,378
3.70%, 08/04/26 (Call 05/04/26)	4,870	4,145,928
3.75%, 08/15/21 (Call 06/15/21)	90	87,687
3.95%, 12/01/27 (Call 09/01/27)	335	282,820
4.25%, 08/15/24 (Call 05/15/24)	4,090	3,757,360
4.50%, 07/23/25 (Call 04/24/25)	5,773	5,274,040
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,534	5,423,043
3.30%, 04/01/27 (Call 01/01/27)	1,482	1,388,293
3.75%, 04/01/24 (Call 03/01/24)	1,000	1,000,060
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,575	1,507,496
2.20%, 12/14/20 (Call 11/14/20)	4,995	4,902,293
2.75%, 09/15/27 (Call 06/15/27)	1,375	1,272,851
2.80%, 12/14/22 (Call 10/14/22)	5,783	5,648,950
3.15%, 12/14/25 (Call 09/14/25)	12,425	12,006,277
3.65%, 09/15/47 (Call 03/15/47)	1,070	969,174
4.15%, 12/14/35 (Call 06/14/35)	5,193	5,227,014
4.30%, 12/14/45 (Call 06/14/45)	11,371	11,391,468

		412,495,705
Electric — 1.6%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,571	2,457,645
3.95%, 06/01/28 (Call 03/01/28)(f)	1,025	1,012,915
Series E, 6.65%, 02/15/33	750	921,585
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,195	1,124,507
3.75%, 12/01/47 (Call 06/01/47)	575	508,024
4.00%, 12/01/46 (Call 06/01/46)	915	833,062

115

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	$925	$866,290
3.75%, 03/01/45 (Call 09/01/44)	2,181	1,914,722
3.85%, 12/01/42	325	291,480
4.10%, 01/15/42	375	345,045
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,179,764
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,434,281
5.50%, 03/15/41	150	167,516
6.00%, 03/01/39	205	241,476
6.13%, 05/15/38	695	823,832
Series 11-C, 5.20%, 06/01/41	375	407,228
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	1,744	1,683,919
Series A, 4.30%, 07/15/48 (Call 01/15/48)	1,500	1,433,280
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,325	2,280,848
3.65%, 02/15/26 (Call 11/15/25)	781	756,313
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,408,704
3.70%, 12/01/47 (Call 06/01/47)	2,175	1,927,485
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,547,148
4.15%, 03/15/46 (Call 09/15/45)	2,000	1,906,220
4.30%, 07/01/44 (Call 01/01/44)	2,040	1,961,521
4.80%, 12/15/43 (Call 06/15/43)	25	25,749
American Electric Power Co. Inc.
2.15%, 11/13/20	330	321,341
3.20%, 11/13/27 (Call 08/13/27)	345	318,953
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,111,749
Series I, 3.65%, 12/01/21	255	255,005
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,000	999,420
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,248	2,124,900
6.38%, 04/01/36	755	876,057
7.00%, 04/01/38	1,980	2,445,320
Series L, 5.80%, 10/01/35	15	16,512
Series P, 6.70%, 08/15/37	525	621,684
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,500	1,410,615
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	494,330
2.55%, 09/15/26 (Call 06/15/26)	1,140	1,031,540
2.95%, 09/15/27 (Call 06/15/27)	250	230,820
3.15%, 05/15/25 (Call 02/15/25)	1,000	962,460
3.35%, 06/15/24 (Call 03/15/24)	500	488,705
3.75%, 05/15/46 (Call 11/15/45)	1,385	1,209,825
4.35%, 11/15/45 (Call 05/15/45)	1,015	976,328
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,016,940
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,786,360
5.50%, 09/01/35	485	532,913
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,000	1,005,080
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,165	2,047,072
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	1,000	980,880
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	652,115
3.35%, 07/01/23 (Call 04/01/23)	550	545,303
3.50%, 11/15/21 (Call 08/15/21)	800	798,344
3.50%, 08/15/46 (Call 02/15/46)	2,050	1,729,052
3.75%, 08/15/47 (Call 02/15/47)	625	546,394
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	2,077	2,055,607
2.80%, 01/15/23 (Call 12/15/22)	1,175	1,138,387

Security	Par (000)	Value

Electric (continued)
3.25%, 04/15/28 (Call 01/15/28)	$435	$408,870
3.50%, 02/01/25 (Call 11/01/24)	1,745	1,710,676
3.75%, 11/15/23 (Call 08/15/23)	2,500	2,510,425
3.80%, 07/15/48 (Call 01/15/48)	275	235,791
4.45%, 01/15/49 (Call 07/15/48)(f)	1,000	958,010
4.50%, 02/01/45 (Call 08/01/44)	2,506	2,417,237
5.15%, 11/15/43 (Call 05/15/43)	2,121	2,227,241
5.95%, 05/15/37	3,975	4,554,634
6.13%, 04/01/36	7,296	8,503,050
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	465	429,190
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,053,149
4.20%, 09/15/46 (Call 03/15/46)	295	263,639
4.25%, 11/30/23 (Call 08/30/23)	798	804,296
4.35%, 05/01/33 (Call 02/01/33)	2,075	2,044,041
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,450	2,356,287
2.25%, 08/01/22 (Call 05/01/22)	2,705	2,582,923
3.55%, 08/01/42 (Call 02/01/42)	1,147	1,011,929
3.95%, 03/01/48 (Call 09/01/47)	655	603,838
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,684,162
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,355	2,202,184
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	665	601,326
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	675	638,780
3.60%, 11/01/21	25	24,890
3.85%, 02/01/24 (Call 01/01/24)	395	392,512
4.25%, 11/01/28 (Call 08/01/28)	350	346,220
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	1,160	1,091,340
4.97%, 05/01/46 (Call 11/01/45)	1,750	1,666,245
Cleco Power LLC, 6.00%, 12/01/40	210	236,009
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,584,691
5.95%, 12/15/36	614	670,979
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	239,645
3.45%, 08/15/27 (Call 05/15/27)	1,580	1,491,947
3.60%, 11/15/25 (Call 08/15/25)	720	692,287
3.88%, 03/01/24 (Call 12/01/23)	690	684,087
4.70%, 03/31/43 (Call 09/30/42)	10	9,922
4.88%, 03/01/44 (Call 09/01/43)	1,500	1,537,215
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,134,439
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	400	367,556
3.40%, 09/01/21 (Call 06/01/21)	2,760	2,758,068
3.65%, 06/15/46 (Call 12/15/45)	1,310	1,144,822
3.70%, 08/15/28 (Call 05/15/28)	1,500	1,476,360
3.70%, 03/01/45 (Call 09/01/44)	1,050	931,297
3.80%, 10/01/42 (Call 04/01/42)	650	594,438
4.00%, 08/01/20 (Call 05/01/20)	500	503,825
4.00%, 03/01/48 (Call 09/01/47)	1,375	1,276,935
4.35%, 11/15/45 (Call 05/15/45)	1,875	1,836,787
4.60%, 08/15/43 (Call 02/15/43)	70	70,883
4.70%, 01/15/44 (Call 04/15/43)	175	180,250
5.90%, 03/15/36	323	373,378
6.45%, 01/15/38	1,240	1,531,524
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,025	1,892,605
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	1,725	1,541,046

116

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$2,100	$2,026,920
4.00%, 04/01/48 (Call 10/01/47)	1,825	1,704,623
4.30%, 04/15/44 (Call 10/15/43)	800	787,992
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,050	1,966,216
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,125	2,040,956
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,150	1,121,238
3.80%, 05/15/28 (Call 02/15/28)	1,775	1,761,173
3.85%, 06/15/46 (Call 12/15/45)	1,439	1,269,946
3.95%, 03/01/43 (Call 09/01/42)	7,031	6,404,116
4.45%, 03/15/44 (Call 09/15/43)	1,205	1,167,163
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,573,018
4.50%, 05/15/58 (Call 11/15/57)	1,550	1,441,810
4.63%, 12/01/54 (Call 06/01/54)	1,230	1,157,307
5.70%, 06/15/40	495	559,662
Series 05-A, 5.30%, 03/01/35	700	748,986
Series 06-A, 5.85%, 03/15/36	500	575,200
Series 06-E, 5.70%, 12/01/36	695	768,253
Series 07-A, 6.30%, 08/15/37	460	550,901
Series 08-B, 6.75%, 04/01/38	1,347	1,688,330
Series 09-C, 5.50%, 12/01/39	1,270	1,397,889
Series 12-A, 4.20%, 03/15/42	50	46,700
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	660	585,737
Series B, 2.90%, 12/01/26 (Call 09/01/26)	550	506,913
Series C, 4.00%, 11/15/57 (Call 05/15/57)	200	171,660
Series C, 4.30%, 12/01/56 (Call 06/01/56)	1,925	1,724,742
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,000	1,004,220
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,000	1,996,600
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,605	2,514,659
Series A, 2.00%, 03/15/20	1,830	1,797,463
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	1,015	995,695
3.13%, 08/31/24 (Call 05/31/24)	465	448,469
3.25%, 08/15/46 (Call 02/15/46)	375	307,875
3.38%, 08/15/23 (Call 05/15/23)	1,110	1,103,617
3.80%, 11/15/28 (Call 08/15/28)	350	348,901
3.95%, 05/15/43 (Call 11/15/42)	500	465,495
3.95%, 07/15/47 (Call 01/15/47)	1,730	1,605,665
4.05%, 05/15/48 (Call 11/15/47)	1,050	1,002,771
4.35%, 08/31/64 (Call 02/28/64)	35	33,022
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	282,636
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,172,925
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	550	548,411
2.58%, 07/01/20	2,010	1,976,654
3.63%, 12/01/24 (Call 09/01/24)	3,100	3,032,296
3.90%, 10/01/25 (Call 07/01/25)	2,904	2,840,664
4.10%, 04/01/21(c)	295	295,971
4.25%, 06/01/28 (Call 03/01/28)	1,050	1,046,430
4.45%, 03/15/21	2,892	2,984,775
4.70%, 12/01/44 (Call 06/01/44)	2,280	2,221,518
5.75%, 10/01/54 (Call 10/01/24)(a)(d)	1,000	1,004,240
7.00%, 06/15/38	2,415	2,989,263
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,450	1,401,773
Series B, 5.95%, 06/15/35	1,520	1,657,666
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,150	2,052,648
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,015	1,765,281

Security	Par (000)	Value

Electric (continued)
Series C, 4.90%, 08/01/41 (Call 02/01/41)	$1,590	$1,568,503
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,400	2,180,016
Series E, 6.30%, 03/15/33	150	173,924
Series F, 5.25%, 08/01/33	1,730	1,818,887
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	755	730,598
3.65%, 03/15/24 (Call 12/15/23)	3,130	3,137,606
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,625,525
3.70%, 06/01/46 (Call 12/01/45)	810	718,681
3.75%, 08/15/47 (Call 02/15/47)	2,125	1,911,267
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,360,044
3.95%, 06/15/42 (Call 12/15/41)	5	4,548
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,523,898
5.70%, 10/01/37	150	170,238
Series A, 4.05%, 05/15/48 (Call 11/15/47)	450	425,916
Series A, 6.63%, 06/01/36	620	762,079
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	2,725	2,475,281
3.80%, 03/15/27 (Call 12/15/26)	1,925	1,867,308
Series B, 3.30%, 06/15/22 (Call 04/15/22)	700	690,585
Series C, 3.50%, 06/01/24 (Call 03/01/24)	550	539,088
Series D, 3.70%, 08/01/23 (Call 07/01/23)	640	637,600
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,425	1,417,932
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,270	2,180,766
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,787,101
3.05%, 03/15/23 (Call 03/15/23)	2,605	2,558,683
3.35%, 05/15/22	1,000	995,710
3.70%, 12/01/47 (Call 06/01/47)	1,270	1,111,123
3.75%, 06/01/45 (Call 12/01/44)	1,062	940,996
3.88%, 03/15/46 (Call 09/15/45)	2,890	2,615,912
3.90%, 06/15/21 (Call 03/15/21)	2,240	2,271,629
3.95%, 11/15/28 (Call 08/15/28)	270	271,175
3.95%, 03/15/48 (Call 09/15/47)	800	732,424
4.00%, 09/30/42 (Call 03/30/42)	362	337,113
4.25%, 12/15/41 (Call 06/15/41)	480	462,283
5.30%, 02/15/40	670	740,256
6.00%, 01/15/38	466	551,590
6.05%, 04/15/38	790	939,421
6.10%, 06/01/37	3,530	4,125,087
6.45%, 10/15/32	25	30,581
Series A, 6.00%, 12/01/28	1,335	1,542,232
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	4,003	3,806,373
2.40%, 08/15/22 (Call 07/15/22)	315	300,479
2.65%, 09/01/26 (Call 06/01/26)	2,993	2,669,846
3.05%, 08/15/22 (Call 05/15/22)	2,750	2,680,617
3.15%, 08/15/27 (Call 05/15/27)	1,065	977,595
3.55%, 09/15/21 (Call 06/15/21)	2,976	2,966,864
3.75%, 04/15/24 (Call 01/15/24)	1,425	1,411,291
3.75%, 09/01/46 (Call 03/01/46)	3,855	3,238,663
3.95%, 10/15/23 (Call 07/15/23)	925	926,656
3.95%, 08/15/47 (Call 02/15/47)	210	182,051
4.80%, 12/15/45 (Call 06/15/45)	4,620	4,553,287
Duke Energy Florida LLC
1.85%, 01/15/20	2,260	2,225,445
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,734,320
3.20%, 01/15/27 (Call 10/15/26)	1,375	1,314,170
3.40%, 10/01/46 (Call 04/01/46)	3,365	2,800,117
3.80%, 07/15/28 (Call 04/15/28)	3,405	3,386,238

117

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.85%, 11/15/42 (Call 05/15/42)	$870	$786,115
5.65%, 04/01/40	350	404,411
6.35%, 09/15/37	150	184,767
6.40%, 06/15/38	2,010	2,480,842
Duke Energy Florida Project Finance LLC
Series 2026, 2.54%, 09/01/29	250	230,948
Series 2035, 3.11%, 09/01/36	100	86,870
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	3,590	3,171,550
6.35%, 08/15/38	105	129,277
6.45%, 04/01/39	2,940	3,638,956
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	305	320,061
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	654,983
3.80%, 09/01/23 (Call 06/01/23)	475	480,121
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	940	919,132
3.00%, 09/15/21 (Call 06/15/21)	2,035	2,013,388
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,119,103
3.38%, 09/01/23 (Call 08/01/23)	350	347,375
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,142,850
3.70%, 09/01/28 (Call 06/01/28)	465	457,444
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,421,940
4.10%, 05/15/42 (Call 11/15/41)	360	337,403
4.10%, 03/15/43 (Call 09/15/42)	920	857,863
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,028,387
4.20%, 08/15/45 (Call 02/15/45)	2,715	2,571,105
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,190,294
6.30%, 04/01/38	955	1,162,779
Edison International
2.13%, 04/15/20	1,750	1,695,557
2.40%, 09/15/22 (Call 08/15/22)	2,450	2,268,136
2.95%, 03/15/23 (Call 01/15/23)	1,750	1,634,587
4.13%, 03/15/28 (Call 12/15/27)	2,320	2,173,237
El Paso Electric Co., 5.00%, 12/01/44 (Call 06/01/44)	2,082	2,068,987
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	2,340	2,265,916
3.55%, 06/15/26 (Call 03/15/26)	3,235	3,046,852
4.75%, 06/15/46 (Call 12/15/45)	3,658	3,424,437
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	310	288,120
Enel Chile SA, 4.88%, 06/12/28	1,000	979,080
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,609,030
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,124,686
3.75%, 02/15/21 (Call 11/15/20)	1,875	1,885,837
4.95%, 12/15/44 (Call 12/15/24)	245	235,359
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	955	866,147
4.00%, 07/15/22 (Call 05/15/22)	2,383	2,407,307
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	32,515
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,680	2,406,667
3.05%, 06/01/31 (Call 03/01/31)	1,775	1,589,495
3.12%, 09/01/27 (Call 06/01/27)	915	855,305
3.25%, 04/01/28 (Call 01/01/28)	1,535	1,452,402
4.00%, 03/15/33 (Call 12/15/32)	955	935,804
4.95%, 01/15/45 (Call 01/15/25)	590	593,534
Entergy Mississippi Inc., 2.85%, 06/01/28 (Call 03/01/28)	2,540	2,312,365
Entergy Texas Inc., 5.15%, 06/01/45 (Call 06/01/25)	25	25,364

Security	Par (000)	Value

Electric (continued)
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	$951	$963,991
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	1,520	1,484,599
2.80%, 05/01/23 (Call 02/01/23)	770	740,925
3.35%, 03/15/26 (Call 12/15/25)	650	615,381
Series H, 3.15%, 01/15/25 (Call 10/15/24)	515	493,046
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,050	1,021,125
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,350	1,282,270
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	93,306
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	261,968
2.85%, 06/15/20 (Call 05/15/20)	1,973	1,942,300
3.40%, 04/15/26 (Call 01/15/26)	3,655	3,427,586
3.50%, 06/01/22 (Call 05/01/22)	1,315	1,275,129
3.95%, 06/15/25 (Call 03/15/25)	3,440	3,383,137
4.45%, 04/15/46 (Call 10/15/45)	1,306	1,208,194
4.95%, 06/15/35 (Call 12/15/34)	3,059	3,085,613
5.10%, 06/15/45 (Call 12/15/44)	4,885	4,912,503
5.15%, 12/01/20 (Call 09/01/20)	2,724	2,777,826
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	3,218	3,195,731
3.40%, 03/15/22 (Call 02/15/22)	2,472	2,436,725
4.00%, 10/01/20 (Call 07/01/20)	1,150	1,152,852
4.25%, 06/15/22 (Call 03/15/22)	1,998	2,013,365
5.60%, 06/15/42 (Call 12/15/41)	3,395	3,284,085
5.75%, 10/01/41 (Call 04/01/41)	1,500	1,491,540
6.25%, 10/01/39	1,975	2,035,119
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	265	256,191
Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,725	1,651,066
Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,805	2,820,287
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,700	1,638,222
Series C, 7.38%, 11/15/31	100	125,746
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	25	24,442
3.13%, 12/01/25 (Call 06/01/25)	700	680,253
3.25%, 06/01/24 (Call 12/01/23)	1,750	1,731,590
3.70%, 12/01/47 (Call 06/01/47)	4,100	3,645,064
3.80%, 12/15/42 (Call 06/15/42)	760	692,482
3.95%, 03/01/48 (Call 09/01/47)	275	255,624
4.05%, 06/01/42 (Call 12/01/41)	1,395	1,328,277
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,219,209
4.13%, 02/01/42 (Call 08/01/41)	3,390	3,270,197
4.13%, 06/01/48 (Call 12/01/47)	1,550	1,481,474
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,663,010
5.63%, 04/01/34	150	169,307
5.65%, 02/01/37	2,482	2,825,732
5.69%, 03/01/40	710	835,890
5.95%, 02/01/38	4,079	4,852,011
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,735	1,650,176
3.06%, 10/04/26 (Call 07/04/26)	4,745	4,285,209
Georgia Power Co.
2.00%, 03/30/20	1,400	1,374,422
2.40%, 04/01/21 (Call 03/01/21)	1,000	973,560
2.85%, 05/15/22	250	242,433
3.25%, 03/30/27 (Call 12/30/26)	2,200	2,029,434
4.30%, 03/15/42	4,891	4,405,862
4.30%, 03/15/43	1,108	995,239
Series 10-C, 4.75%, 09/01/40	1,190	1,136,866

118

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 2.00%, 09/08/20	$1,485	$1,443,821
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	500	476,275
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,391,503
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,000	990,120
4.25%, 08/15/48 (Call 02/15/48)	400	381,644
6.05%, 03/15/37	215	242,417
Series J, 3.20%, 03/15/23 (Call 12/15/22)	220	215,349
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,705	1,682,579
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,000	864,650
Integrys Holding Inc., 4.17%, 11/01/20	850	858,287
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	250	242,988
3.70%, 09/15/46 (Call 03/15/46)	1,492	1,286,865
4.10%, 09/26/28 (Call 06/26/28)	1,500	1,497,525
4.70%, 10/15/43 (Call 04/15/43)	150	150,209
6.25%, 07/15/39	40	48,555
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	680	649,393
3.25%, 06/30/26 (Call 03/30/26)	250	233,718
3.35%, 11/15/27 (Call 08/15/27)	4,385	4,099,054
3.65%, 06/15/24 (Call 03/15/24)	300	293,244
4.05%, 07/01/23 (Call 04/01/23)	150	149,495
5.30%, 07/01/43 (Call 01/01/43)	130	139,824
Jersey Central Power & Light Co., 6.15%, 06/01/37	1,050	1,195,719
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	24,266
3.65%, 08/15/25 (Call 05/15/25)	1,000	976,000
4.20%, 06/15/47 (Call 12/15/46)	1,300	1,203,085
4.20%, 03/15/48 (Call 09/15/47)	1,266	1,175,544
5.30%, 10/01/41 (Call 04/01/41)	1,706	1,843,623
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	385	384,619
3.30%, 10/01/25 (Call 07/01/25)	1,000	968,360
4.38%, 10/01/45 (Call 04/01/45)	1,150	1,128,656
5.13%, 11/01/40 (Call 05/01/40)	1,226	1,350,696
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,103,124
4.38%, 10/01/21 (Call 07/01/21)	1,475	1,492,066
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,375	1,349,370
4.65%, 11/15/43 (Call 05/15/43)	25	25,488
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	1,100	1,059,872
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,325	1,261,307
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,119,656
3.65%, 08/01/48 (Call 02/01/48)	1,000	881,390
3.70%, 09/15/23 (Call 06/15/23)	730	734,730
3.95%, 08/01/47 (Call 02/01/47)	1,175	1,089,401
4.25%, 05/01/46 (Call 11/01/45)	885	864,318
4.40%, 10/15/44 (Call 04/15/44)	275	272,880
4.80%, 09/15/43 (Call 03/15/43)	520	546,879
5.80%, 10/15/36	628	726,740
6.75%, 12/30/31	35	43,917
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	1,338	1,195,824
National Grid USA
5.80%, 04/01/35	870	965,709
8.00%, 11/15/30	425	551,620

Security	Par (000)	Value

Electric (continued)
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	$2,905	$3,201,717
Series BB, 2.75%, 04/15/20	2,000	1,987,060
Series R, 6.75%, 07/01/37	500	628,745
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	1,613	1,550,496
3.55%, 05/01/27 (Call 02/01/27)	4,086	3,855,100
3.63%, 06/15/23 (Call 02/15/23)	250	246,210
4.50%, 06/01/21 (Call 03/01/21)	333	338,877
4.80%, 12/01/77 (Call 12/01/27)(a)(d)	850	739,407
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,755	2,621,465
2.20%, 08/15/20 (Call 07/15/20)	690	677,939
2.60%, 05/15/23 (Call 11/15/22)	1,095	1,053,554
3.40%, 08/15/42 (Call 02/15/42)	450	390,506
3.60%, 05/15/46 (Call 11/15/45)	206	180,899
4.00%, 08/15/45 (Call 02/15/45)	670	626,068
4.13%, 05/15/44 (Call 11/15/43)	510	485,148
4.85%, 08/15/40 (Call 02/15/40)	65	68,097
5.35%, 11/01/39	365	408,972
6.20%, 07/01/37	125	152,601
6.25%, 06/01/36	835	1,016,137
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	1,880	1,802,168
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,366	1,310,308
2.70%, 06/01/26 (Call 03/01/26)	950	875,244
3.20%, 05/15/27 (Call 02/15/27)	1,855	1,767,722
3.25%, 11/15/25 (Call 08/15/25)	410	393,854
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,350,729
5.50%, 03/15/40	100	112,429
Oglethorpe Power Corp.
4.20%, 12/01/42	150	135,677
4.25%, 04/01/46 (Call 10/01/45)	1,550	1,408,996
4.55%, 06/01/44	583	541,432
5.05%, 10/01/48 (Call 04/01/48)(f)	205	199,967
5.25%, 09/01/50	222	221,885
5.38%, 11/01/40	970	1,016,880
5.95%, 11/01/39	10	11,296
Ohio Edison Co.
6.88%, 07/15/36	640	805,645
8.25%, 10/15/38	900	1,250,046
Ohio Power Co.
4.15%, 04/01/48 (Call 10/01/47)	1,000	952,220
Series G, 6.60%, 02/15/33	30	37,668
Series M, 5.38%, 10/01/21	458	481,092
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (Call 02/15/28)	1,000	978,830
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,344,791
4.15%, 04/01/47 (Call 10/01/46)	900	838,458
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	100	95,705
3.70%, 11/15/28 (Call 08/15/28)(f)	1,210	1,202,982
3.75%, 04/01/45 (Call 10/01/44)	470	424,875
3.80%, 09/30/47 (Call 03/30/47)	550	497,096
4.10%, 06/01/22 (Call 03/01/22)	885	902,727
4.10%, 11/15/48 (Call 05/15/48)(f)	585	559,067
4.55%, 12/01/41 (Call 06/01/41)	445	454,354
5.25%, 09/30/40	765	842,303
5.30%, 06/01/42 (Call 12/01/41)	1,798	2,008,905
7.00%, 09/01/22	3,813	4,312,465

119

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.00%, 05/01/32	$350	$443,828
7.25%, 01/15/33	545	713,792
7.50%, 09/01/38	1,344	1,808,863
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)(b)	665	587,129
2.95%, 03/01/26 (Call 12/01/25)	2,310	1,911,964
3.25%, 06/15/23 (Call 03/15/23)	3,370	2,981,641
3.30%, 03/15/27 (Call 12/15/26)	350	289,426
3.30%, 12/01/27 (Call 09/01/27)	2,225	1,834,757
3.40%, 08/15/24 (Call 05/15/24)	1,430	1,250,463
3.50%, 10/01/20 (Call 07/01/20)	2,855	2,721,700
3.50%, 06/15/25 (Call 03/15/25)	4,190	3,621,668
3.75%, 02/15/24 (Call 11/15/23)	2,150	1,919,520
3.85%, 11/15/23 (Call 08/15/23)	200	180,190
3.95%, 12/01/47 (Call 06/01/47)	1,000	760,930
4.00%, 12/01/46 (Call 06/01/46)	3,090	2,332,765
4.25%, 05/15/21 (Call 02/15/21)	309	293,266
4.25%, 08/01/23 (Call 07/01/23)(f)	1,055	976,445
4.25%, 03/15/46 (Call 09/15/45)	2,075	1,602,730
4.30%, 03/15/45 (Call 09/15/44)	1,035	809,660
4.45%, 04/15/42 (Call 10/15/41)	395	321,585
4.50%, 12/15/41 (Call 06/15/41)	430	341,506
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,298,686
4.65%, 08/01/28 (Call 05/06/28)(f)	510	458,194
4.75%, 02/15/44 (Call 08/15/43)	2,640	2,196,955
5.13%, 11/15/43 (Call 05/15/43)	1,400	1,208,606
5.40%, 01/15/40	1,370	1,218,355
5.80%, 03/01/37	3,165	2,928,828
6.05%, 03/01/34	8,533	8,146,455
6.25%, 03/01/39	75	71,236
6.35%, 02/15/38	355	339,135
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	197,126
3.35%, 07/01/25 (Call 04/01/25)	440	425,220
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,701,887
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,511,714
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,294,878
5.25%, 06/15/35	50	54,516
6.00%, 01/15/39	1,190	1,411,173
6.10%, 08/01/36	2,165	2,582,390
6.25%, 10/15/37	124	150,971
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,000	1,907,220
2.38%, 09/15/22 (Call 06/15/22)	935	895,393
3.15%, 10/15/25 (Call 07/15/25)	4,100	3,950,350
3.70%, 09/15/47 (Call 03/15/47)	425	374,684
3.90%, 03/01/48 (Call 09/01/47)	170	155,474
4.15%, 10/01/44 (Call 04/01/44)	335	318,153
4.80%, 10/15/43 (Call 04/15/43)	900	930,411
5.95%, 10/01/36	630	734,712
Pennsylvania Electric Co., 6.15%, 10/01/38	100	116,793
PNM Resources Inc., 3.25%, 03/09/21	1,000	986,860
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,000	1,995,620
4.15%, 03/15/43 (Call 09/15/42)	1,395	1,327,036
7.90%, 12/15/38	525	749,564
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,400	1,291,010
3.40%, 06/01/23 (Call 03/01/23)	780	764,182
3.50%, 12/01/22 (Call 09/01/22)	25	24,525

Security	Par (000)	Value

Electric (continued)
3.95%, 03/15/24 (Call 12/15/23)	$783	$780,259
4.00%, 09/15/47 (Call 03/15/47)	62	53,442
4.20%, 06/15/22 (Call 03/15/22)	1,623	1,633,712
4.70%, 06/01/43 (Call 12/01/42)	390	372,856
5.00%, 03/15/44 (Call 09/15/43)	2,079	2,069,603
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,335	2,308,895
3.95%, 06/01/47 (Call 12/01/46)	2,050	1,888,870
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,003,254
4.15%, 06/15/48 (Call 12/15/47)	1,000	960,210
5.20%, 07/15/41 (Call 01/15/41)	390	423,669
6.25%, 05/15/39	1,500	1,854,555
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,796	1,765,360
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,181,153
4.88%, 12/01/19	400	405,644
6.00%, 12/01/39	2,375	2,737,092
7.00%, 10/30/31	250	309,118
7.75%, 03/01/31	650	843,680
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,550	1,522,673
3.85%, 06/01/23 (Call 05/01/23)	1,950	1,928,199
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,536,498
4.30%, 11/15/23 (Call 08/15/23)	80	80,722
5.13%, 04/15/20	300	306,186
8.63%, 04/15/31	1,400	1,804,852
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,425	3,271,183
2.90%, 05/15/25 (Call 12/15/24)	730	692,369
3.20%, 11/15/20 (Call 05/15/20)	208	207,534
3.55%, 06/15/46 (Call 12/15/45)	2,931	2,543,610
3.60%, 09/15/42 (Call 03/15/42)	226	198,805
3.70%, 06/15/28 (Call 12/15/27)	1,500	1,489,260
3.80%, 06/15/47 (Call 12/15/46)	2,950	2,666,741
4.10%, 06/15/48 (Call 12/15/47)	1,125	1,073,464
4.30%, 03/15/44 (Call 09/15/43)	2,805	2,737,175
4.75%, 08/15/41 (Call 02/15/41)	396	402,368
Series 17, 6.25%, 09/01/37	25	31,050
Public Service Co. of Oklahoma, 4.40%, 02/01/21	770	777,993
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,365	1,321,306
2.25%, 09/15/26 (Call 06/15/26)	2,275	2,047,432
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,672,580
3.00%, 05/15/25 (Call 02/15/25)	25	23,986
3.00%, 05/15/27 (Call 02/15/27)	1,085	1,021,636
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,028,216
3.25%, 09/01/23 (Call 08/01/23)	250	247,425
3.60%, 12/01/47 (Call 06/01/47)	1,665	1,460,371
3.65%, 09/01/28 (Call 06/01/28)	250	246,563
3.65%, 09/01/42 (Call 03/01/42)	1,800	1,606,608
3.70%, 05/01/28 (Call 02/01/28)	1,000	991,670
3.80%, 01/01/43 (Call 07/01/42)	310	283,325
3.80%, 03/01/46 (Call 09/01/45)	840	763,602
3.95%, 05/01/42 (Call 11/01/41)	105	97,980
4.05%, 05/01/48 (Call 11/01/47)	800	759,064
4.15%, 11/01/45 (Call 05/01/45)	925	867,955
5.38%, 11/01/39	925	1,016,741
5.50%, 03/01/40	21	23,919
5.80%, 05/01/37	183	211,919

120

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series I, 4.00%, 06/01/44 (Call 12/01/43)	$850	$775,880
Series K, 4.05%, 05/01/45 (Call 11/01/44)	1,030	948,990
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,000	1,896,920
2.65%, 11/15/22 (Call 10/15/22)	910	867,439
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	3,723	3,559,672
5.63%, 07/15/22 (Call 04/15/22)	778	819,413
6.00%, 09/01/21	667	700,277
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	3,250	3,132,187
4.30%, 05/20/45 (Call 11/20/44)	115	113,002
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,402,296
5.76%, 10/01/39	615	708,222
5.76%, 07/15/40	200	231,008
5.80%, 03/15/40	465	544,766
6.27%, 03/15/37	500	612,690
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,750	1,610,787
3.00%, 08/15/21	495	488,946
3.95%, 11/15/41	410	367,094
4.15%, 05/15/48 (Call 11/15/47)	1,000	930,210
4.30%, 04/01/42 (Call 10/01/41)	20	18,908
4.50%, 08/15/40	126	124,169
6.00%, 06/01/26	420	472,076
6.00%, 06/01/39	500	582,660
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	997,660
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,620	2,278,666
Sempra Energy
2.40%, 02/01/20	1,850	1,820,955
2.40%, 03/15/20 (Call 02/15/20)	1,290	1,268,289
2.85%, 11/15/20 (Call 10/15/20)	3,560	3,497,380
2.88%, 10/01/22 (Call 07/01/22)	512	489,405
2.90%, 02/01/23 (Call 01/01/23)	190	181,488
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,835,200
3.40%, 02/01/28 (Call 10/01/27)	750	683,768
3.55%, 06/15/24 (Call 03/15/24)	450	434,471
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,312,424
3.80%, 02/01/38 (Call 08/01/37)	1,330	1,132,468
4.00%, 02/01/48 (Call 08/01/47)	1,425	1,181,182
4.05%, 12/01/23 (Call 09/01/23)	315	312,300
6.00%, 10/15/39	2,480	2,703,225
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,925	2,690,327
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,675	3,320,840
4.35%, 02/01/42 (Call 08/01/41)	1,654	1,571,747
4.50%, 06/01/64 (Call 12/01/63)	215	190,090
4.60%, 06/15/43 (Call 12/15/42)	730	709,122
5.10%, 06/01/65 (Call 12/01/64)	785	768,805
5.30%, 05/15/33	40	42,140
5.45%, 02/01/41 (Call 08/01/40)	890	966,513
6.05%, 01/15/38	1,250	1,415,612
6.63%, 02/01/32	40	47,015
Southern California Edison Co.
1.85%, 02/01/22	193	187,281
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,907,032
4.00%, 04/01/47 (Call 10/01/46)	3,040	2,662,432
4.05%, 03/15/42 (Call 09/15/41)	250	221,623
4.50%, 09/01/40 (Call 03/01/40)	440	411,677

Security	Par (000)	Value

Electric (continued)
4.65%, 10/01/43 (Call 04/01/43)	$3,531	$3,381,709
5.50%, 03/15/40	752	785,141
5.63%, 02/01/36	425	445,965
6.00%, 01/15/34	25	26,753
6.05%, 03/15/39	4,927	5,382,600
6.65%, 04/01/29	275	298,942
Series 04-G, 5.75%, 04/01/35	300	309,474
Series 05-E, 5.35%, 07/15/35	1,405	1,419,781
Series 06-E, 5.55%, 01/15/37	1,705	1,781,316
Series 08-A, 5.95%, 02/01/38	500	541,835
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	340	293,019
Series A, 2.90%, 03/01/21	50	48,934
Series B, 3.65%, 03/01/28 (Call 12/01/27)	700	664,419
Series C, 3.50%, 10/01/23 (Call 07/01/23)	75	73,095
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,370	1,948,164
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,175	1,049,040
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,700	1,657,432
Series E, 3.70%, 08/01/25 (Call 06/01/25)	475	463,249
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	6,001	5,792,285
2.75%, 06/15/20 (Call 05/15/20)	2,630	2,595,994
2.95%, 07/01/23 (Call 05/01/23)	2,538	2,429,805
3.25%, 07/01/26 (Call 04/01/26)	5,588	5,172,867
4.25%, 07/01/36 (Call 01/01/36)	2,734	2,526,626
4.40%, 07/01/46 (Call 01/01/46)	4,457	4,015,534
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(d)	553	544,008
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	1,725	1,693,294
5.15%, 09/15/41	2,055	2,032,539
5.25%, 07/15/43	250	245,990
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	620	609,882
Series D, 1.95%, 12/15/19	2,270	2,234,928
Series E, 2.50%, 12/15/21 (Call 11/15/21)	2,295	2,233,815
Series F, 4.95%, 12/15/46 (Call 06/15/46)	665	619,687
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	240	236,554
Series J, 3.90%, 04/01/45 (Call 10/01/44)	2,242	1,926,282
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,630	1,474,563
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,635	1,394,164
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,000	984,840
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	500	415,865
3.70%, 08/15/47 (Call 02/15/47)	1,850	1,616,530
4.50%, 08/15/41 (Call 02/15/41)	525	520,170
6.00%, 10/01/36	75	85,394
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,415	1,357,636
4.10%, 06/15/42 (Call 12/15/41)	416	382,866
4.20%, 05/15/45 (Call 11/15/44)	25	22,638
4.30%, 06/15/48 (Call 12/15/47)	590	547,243
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,631,853
4.45%, 06/15/49 (Call 12/15/48)	150	143,555
6.15%, 05/15/37	14	15,787
TECO Finance Inc., 5.15%, 03/15/20	440	447,396
Toledo Edison Co. (The), 6.15%, 05/15/37	3,305	3,872,502
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,862	1,805,619
6.50%, 03/15/40	125	115,648

121

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	$75	$70,919
5.15%, 11/15/21 (Call 08/15/21)	1,110	1,145,653
UIL Holdings Corp., 4.63%, 10/01/20	800	814,416
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,875	1,752,562
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,687,556
3.65%, 04/15/45 (Call 10/15/44)	210	185,856
3.90%, 09/15/42 (Call 03/15/42)	460	430,086
4.00%, 04/01/48 (Call 10/01/47)	1,000	927,980
5.30%, 08/01/37	90	97,963
8.45%, 03/15/39	35	50,601
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	800	786,512
3.45%, 02/15/24 (Call 11/15/23)	200	197,728
4.00%, 01/15/43 (Call 07/15/42)	490	450,967
4.45%, 02/15/44 (Call 08/15/43)	1,037	1,010,743
6.35%, 11/30/37	920	1,124,065
8.88%, 11/15/38	787	1,174,590
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	960,640
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,395	1,336,912
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,180	1,138,983
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,725	1,703,196
Series A, 6.00%, 05/15/37	1,110	1,292,983
Series B, 2.95%, 11/15/26 (Call 08/15/26)	885	826,953
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,255	1,111,541
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,145	1,077,777
Series B, 6.00%, 01/15/36	875	1,017,677
Series C, 2.75%, 03/15/23 (Call 12/15/22)	823	794,508
Series C, 4.00%, 11/15/46 (Call 05/15/46)	830	756,421
Series D, 4.65%, 08/15/43 (Call 02/15/43)	1,890	1,901,529
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	390	384,501
3.38%, 06/15/21	370	367,484
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,616,571
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,151,450
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,273,954
4.10%, 04/01/43 (Call 10/01/42)	300	281,985
4.13%, 03/01/42 (Call 09/01/41)	607	578,477
4.25%, 12/01/45 (Call 06/01/45)	2,515	2,399,385
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,135,981
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,779,871
3.65%, 12/15/42 (Call 06/15/42)	15	13,197
4.25%, 12/15/19	100	100,919
4.25%, 06/01/44 (Call 12/01/43)	480	460,368
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,065,940
4.30%, 10/15/48 (Call 04/15/48)	485	473,830
5.70%, 12/01/36	240	276,192
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	965	904,147
4.10%, 10/15/44 (Call 04/15/44)	1,850	1,727,900
6.38%, 08/15/37	115	140,634
Wisconsin Public Service Corp.
3.35%, 11/21/21	965	964,035
3.67%, 12/01/42	93	83,520
4.75%, 11/01/44 (Call 05/01/44)	390	409,371

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	$2,395	$2,343,148
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,461,641
3.30%, 06/01/25 (Call 12/01/24)	1,014	976,594
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,002,119
4.00%, 06/15/28 (Call 12/15/27)	1,500	1,484,475
4.70%, 05/15/20 (Call 11/15/19)	770	779,240
4.80%, 09/15/41 (Call 03/15/41)	65	64,975
6.50%, 07/01/36	350	433,703

		868,821,983
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	430	420,407
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,108,487
4.25%, 11/15/20	2,225	2,258,553
5.25%, 11/15/39	1,250	1,372,550
6.00%, 08/15/32	15	17,950
6.13%, 04/15/39	35	41,797
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	300	273,795
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,326,724
3.50%, 02/15/28 (Call 11/15/27)	1,765	1,632,184

		10,452,447
Electronics — 0.2%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,495	1,381,485
3.20%, 10/01/22 (Call 07/01/22)	360	353,246
3.88%, 07/15/23 (Call 04/15/23)	3,100	3,087,383
5.00%, 07/15/20	579	592,994
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,775	1,654,318
3.55%, 10/01/27 (Call 07/01/27)	1,360	1,231,303
Amphenol Corp.
2.20%, 04/01/20	700	689,038
3.13%, 09/15/21 (Call 08/15/21)	1,075	1,064,100
3.20%, 04/01/24 (Call 02/01/24)	935	892,308
4.00%, 02/01/22 (Call 11/01/21)	956	966,755
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	1,975	1,829,857
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,201,917
3.88%, 01/12/28 (Call 10/12/27)	1,660	1,504,275
4.00%, 04/01/25 (Call 01/01/25)	2,135	2,057,222
4.50%, 03/01/23 (Call 12/01/22)	1,050	1,054,169
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	105	104,510
4.63%, 04/15/26 (Call 01/15/26)	1,100	1,064,657
4.88%, 12/01/22	3,200	3,243,040
5.88%, 06/15/20	200	206,406
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,075	2,027,649
3.70%, 11/15/23 (Call 08/15/23)(b)	175	173,752
4.25%, 08/15/20	3,425	3,474,286
4.70%, 03/15/37 (Call 09/15/36)	150	139,218
4.75%, 03/15/42(b)	2,550	2,359,540
5.35%, 11/15/48 (Call 05/15/48)	1,325	1,322,827
5.75%, 08/15/40	874	918,600
Flex Ltd.
4.63%, 02/15/20	4,250	4,269,380
4.75%, 06/15/25 (Call 03/15/25)	1,500	1,456,095

122

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.00%, 02/15/23	$1,405	$1,391,245
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,400	1,375,612
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	2,475	2,403,027
3.15%, 06/15/26 (Call 03/15/26)	2,055	1,903,156
4.30%, 06/15/46 (Call 12/15/45)	2,001	1,859,889
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	3,395	3,256,246
2.50%, 11/01/26 (Call 08/01/26)	5,311	4,871,940
3.81%, 11/21/47 (Call 05/21/47)	2,947	2,721,289
4.25%, 03/01/21	2,960	3,022,722
5.70%, 03/15/37	20	23,327
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,551	2,294,803
4.70%, 09/15/22	746	751,461
5.63%, 12/15/20	1,450	1,488,904
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,315,428
4.60%, 04/06/27 (Call 01/06/27)	3,125	3,113,562
Legrand France SA, 8.50%, 02/15/25	1,050	1,282,838
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	2,660	2,721,579
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	1,150	1,121,170
4.95%, 02/15/27 (Call 11/16/26)	3,210	3,015,153
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	700	696,738
4.75%, 12/01/24 (Call 09/01/24)	3,370	3,395,780
4.90%, 06/15/28 (Call 03/15/28)	850	832,890
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	395	362,326
3.45%, 08/01/24 (Call 05/01/24)	595	582,487
3.70%, 02/15/26 (Call 11/15/25)	675	653,582
4.88%, 01/15/21	65	66,762
7.13%, 10/01/37	25	32,427

		88,876,673
Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	2,665	2,566,848
4.25%, 09/15/28 (Call 06/15/28)	1,500	1,436,145

		4,002,993
Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,805	1,669,806
3.20%, 03/15/25 (Call 12/15/24)	2,700	2,588,760
3.38%, 11/15/27 (Call 08/15/27)	2,087	1,970,587
3.55%, 06/01/22 (Call 03/01/22)	2,038	2,023,693
3.95%, 05/15/28 (Call 02/15/28)	2,052	2,020,830
4.75%, 05/15/23 (Call 02/15/23)	2,085	2,167,504
5.00%, 03/01/20	365	371,877
5.25%, 11/15/21	618	647,231
5.70%, 05/15/41 (Call 11/15/40)	50	56,510
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	1,000	1,007,890
Waste Management Holdings Inc., 7.10%, 08/01/26	200	238,212
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	236,670
2.90%, 09/15/22 (Call 06/15/22)	987	960,785
3.13%, 03/01/25 (Call 12/01/24)	2,735	2,632,164
3.15%, 11/15/27 (Call 08/15/27)	1,835	1,722,680

Security	Par (000)	Value

Environmental Control (continued)
3.50%, 05/15/24 (Call 02/15/24)	$3,450	$3,399,906
3.90%, 03/01/35 (Call 09/01/34)	1,450	1,365,697
4.10%, 03/01/45 (Call 09/01/44)	3,243	3,060,808
4.75%, 06/30/20	718	733,035
6.13%, 11/30/39	250	295,065

		29,169,710
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	310	357,783
Campbell Soup Co.
2.50%, 08/02/22	400	376,116
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,400,846
3.65%, 03/15/23 (Call 02/15/23)	2,195	2,118,373
3.80%, 08/02/42	165	120,877
3.95%, 03/15/25 (Call 01/15/25)	3,825	3,627,133
4.15%, 03/15/28 (Call 12/15/27)	2,575	2,386,664
4.25%, 04/15/21	2,535	2,556,167
4.80%, 03/15/48 (Call 09/15/47)(b)	2,100	1,782,438
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,995	1,932,018
3.25%, 09/15/22	3,763	3,656,432
4.30%, 05/01/24 (Call 04/01/24)	2,000	1,990,300
4.85%, 11/01/28 (Call 08/01/28)	900	893,277
7.00%, 10/01/28	965	1,098,025
7.13%, 10/01/26	349	397,839
8.25%, 09/15/30	60	76,656
Delhaize America LLC, 9.00%, 04/15/31	15	20,017
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,050	984,533
4.38%, 04/01/22 (Call 01/01/22)	460	464,839
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	2,125	2,023,064
3.15%, 12/15/21 (Call 09/15/21)	665	652,152
3.20%, 04/16/21	410	405,724
3.20%, 02/10/27 (Call 11/10/26)	1,585	1,432,729
3.65%, 02/15/24 (Call 11/15/23)	2,475	2,440,251
3.70%, 10/17/23 (Call 09/17/23)	285	279,648
4.00%, 04/17/25 (Call 02/17/25)	1,005	979,513
4.15%, 02/15/43 (Call 08/15/42)	345	290,424
4.20%, 04/17/28 (Call 01/17/28)	2,310	2,226,262
4.55%, 04/17/38 (Call 10/17/37)	690	624,885
4.70%, 04/17/48 (Call 10/17/47)(b)	480	426,979
5.40%, 06/15/40	3,380	3,380,439
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,312	2,086,071
3.10%, 05/15/21	1,500	1,494,990
3.20%, 08/21/25 (Call 05/21/25)	55	53,456
3.38%, 05/15/23 (Call 04/15/23)	2,150	2,144,474
4.13%, 12/01/20	2,060	2,093,207
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,920	1,761,562
4.63%, 11/01/20	1,500	1,529,790
JM Smucker Co. (The)
2.20%, 12/06/19	75	73,895
2.50%, 03/15/20	2,290	2,262,360
3.38%, 12/15/27 (Call 09/15/27)	1,225	1,118,891
3.50%, 03/15/25	5,170	4,909,639
4.25%, 03/15/35	2,091	1,864,189
4.38%, 03/15/45	1,324	1,156,064

123

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$2,538	$2,376,304
3.25%, 05/14/21	1,200	1,190,376
3.25%, 04/01/26	1,961	1,817,416
3.40%, 11/15/27 (Call 08/15/27)	440	402,776
4.00%, 12/15/20	2,674	2,708,013
4.30%, 05/15/28 (Call 02/15/28)	1,675	1,636,559
4.50%, 04/01/46	710	631,609
Series B, 7.45%, 04/01/31	3,080	3,818,276
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,055	1,108,868
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,453	2,427,513
3.00%, 06/01/26 (Call 03/01/26)	6,149	5,436,392
3.38%, 06/15/21	1,200	1,192,500
3.50%, 06/06/22	8,143	8,008,233
3.50%, 07/15/22 (Call 05/15/22)	4,416	4,329,711
3.95%, 07/15/25 (Call 04/15/25)	5,770	5,542,950
4.00%, 06/15/23 (Call 05/15/23)	3,000	2,960,040
4.38%, 06/01/46 (Call 12/01/45)	5,680	4,636,414
4.63%, 01/30/29 (Call 10/30/28)	2,500	2,428,400
5.00%, 07/15/35 (Call 01/15/35)	3,132	2,897,820
5.00%, 06/04/42	5,213	4,666,052
5.20%, 07/15/45 (Call 01/15/45)	6,408	5,853,131
5.38%, 02/10/20	3,925	4,008,053
6.50%, 02/09/40	3,752	3,990,064
6.88%, 01/26/39	2,990	3,293,814
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	2,440	2,390,688
2.65%, 10/15/26 (Call 07/15/26)(b)	2,630	2,314,716
2.80%, 08/01/22 (Call 07/01/22)	1,025	988,961
2.95%, 11/01/21 (Call 10/01/21)	1,326	1,298,141
3.30%, 01/15/21 (Call 12/15/20)	460	455,533
3.40%, 04/15/22 (Call 01/15/22)	100	98,301
3.50%, 02/01/26 (Call 11/01/25)	136	127,920
3.70%, 08/01/27 (Call 05/01/27)	450	421,619
3.85%, 08/01/23 (Call 05/01/23)	2,855	2,835,158
3.88%, 10/15/46 (Call 04/15/46)	1,950	1,549,470
4.00%, 02/01/24 (Call 11/01/23)	1,680	1,668,425
4.45%, 02/01/47 (Call 08/01/46)(b)	3,520	3,050,538
4.65%, 01/15/48 (Call 07/15/47)(b)	975	866,717
5.00%, 04/15/42 (Call 10/15/41)	505	471,438
5.15%, 08/01/43 (Call 02/01/43)	635	601,586
5.40%, 07/15/40 (Call 01/15/40)	2,480	2,420,331
6.15%, 01/15/20	390	401,708
6.90%, 04/15/38	718	821,808
7.50%, 04/01/31	685	825,350
8.00%, 09/15/29	260	317,083
Series B, 7.70%, 06/01/29	1,150	1,370,363
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	853,403
3.15%, 08/15/24 (Call 06/15/24)	2,700	2,564,028
3.40%, 08/15/27 (Call 05/15/27)	2,900	2,726,116
4.20%, 08/15/47 (Call 02/15/47)	1,890	1,717,254
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	1,000	986,930
4.13%, 05/07/28 (Call 02/07/28)	2,655	2,575,483
4.63%, 05/07/48 (Call 11/07/47)	1,450	1,333,739
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,288	1,251,627
2.60%, 10/01/20 (Call 09/01/20)	2,025	1,994,301

Security	Par (000)	Value

Food (continued)
2.60%, 06/12/22	$1,970	$1,892,658
3.25%, 07/15/27 (Call 04/15/27)	1,550	1,437,795
3.30%, 07/15/26 (Call 04/15/26)	2,483	2,333,027
3.55%, 03/15/25 (Call 01/15/25)	1,450	1,402,106
3.75%, 10/01/25 (Call 07/01/25)	1,680	1,625,938
4.45%, 03/15/48 (Call 09/15/47)	1,250	1,142,950
4.50%, 04/01/46 (Call 10/01/45)	1,300	1,205,165
4.85%, 10/01/45 (Call 04/01/45)	2,045	2,002,628
5.38%, 09/21/35	1,150	1,232,513
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,100	1,055,406
3.55%, 06/02/27 (Call 03/02/27)	4,530	4,191,926
3.95%, 08/15/24 (Call 05/15/24)	3,497	3,451,749
4.50%, 06/15/22 (Call 03/15/22)	4,243	4,312,161
4.55%, 06/02/47 (Call 12/02/46)	940	827,153
4.88%, 08/15/34 (Call 02/15/34)	3,050	2,914,519
5.15%, 08/15/44 (Call 02/15/44)	1,374	1,320,469

		214,959,173
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	1,105	1,045,032
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,161,684
6.75%, 02/15/44 (Call 08/15/43)	415	414,278
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,081,731
5.50%, 01/17/27	590	590,112
Georgia-Pacific LLC
7.38%, 12/01/25	750	896,325
7.75%, 11/15/29	850	1,112,234
8.00%, 01/15/24	221	262,037
8.88%, 05/15/31	1,050	1,514,058
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(b)	3,820	3,436,014
3.65%, 06/15/24 (Call 03/15/24)	2,030	2,014,024
3.80%, 01/15/26 (Call 10/15/25)	2,175	2,105,422
4.35%, 08/15/48 (Call 02/15/48)	1,500	1,255,065
4.40%, 08/15/47 (Call 02/15/47)	3,605	3,044,819
4.75%, 02/15/22 (Call 11/15/21)	1,110	1,147,218
4.80%, 06/15/44 (Call 12/15/43)	1,689	1,493,667
5.00%, 09/15/35 (Call 03/15/35)	2,554	2,477,916
5.15%, 05/15/46 (Call 11/15/45)	2,783	2,588,802
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,685,385
7.30%, 11/15/39	1,537	1,809,249
7.50%, 08/15/21	7	7,693
8.70%, 06/15/38	432	573,558

		31,716,323
Gas — 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	1,565	1,466,280
4.13%, 10/15/44 (Call 04/15/44)	450	421,906
4.15%, 01/15/43 (Call 07/15/42)	1,894	1,776,742
4.30%, 10/01/48 (Call 04/01/48)	600	584,142
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,422,972
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,300	1,281,306
4.00%, 04/01/28 (Call 01/01/28)	2,025	2,003,818
4.10%, 09/01/47 (Call 03/01/47)	950	837,197
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,056,486

124

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.85%, 01/15/41 (Call 07/15/40)	$758	$846,186
6.63%, 11/01/37	345	410,084
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	453	449,217
2.80%, 11/15/20 (Call 10/15/20)	3,845	3,777,328
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,502,216
3.60%, 12/15/24 (Call 09/15/24)	95	92,859
4.60%, 12/15/44 (Call 06/15/44)	350	335,045
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,398,829
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,805	2,719,251
3.95%, 09/15/27 (Call 06/15/27)	1,845	1,693,839
4.75%, 09/01/28 (Call 06/01/28)	800	773,808
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,241,824
5.20%, 07/15/25 (Call 04/15/25)	1,100	1,111,814
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	3,105	2,927,798
3.65%, 06/15/23 (Call 05/15/23)(f)	375	370,673
3.85%, 02/15/23 (Call 11/15/22)	130	129,747
3.95%, 03/30/48 (Call 12/30/47)	70	59,977
4.38%, 05/15/47 (Call 11/15/46)	1,820	1,660,022
4.80%, 02/15/44 (Call 08/15/43)	1,230	1,192,817
5.25%, 02/15/43 (Call 08/15/42)	500	512,000
5.65%, 02/01/45 (Call 08/01/44)	1,517	1,618,685
5.80%, 02/01/42 (Call 08/01/41)	1,850	2,011,098
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,108,359
6.25%, 12/15/40	500	565,450
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	533	528,688
4.50%, 11/01/48 (Call 05/01/48)	1,500	1,480,350
4.66%, 02/01/44 (Call 08/01/43)	681	699,619
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,450	1,258,977
4.65%, 08/01/43 (Call 02/01/43)	695	688,745
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,525	3,437,686
3.20%, 06/15/25 (Call 03/15/25)	450	437,103
4.45%, 03/15/44 (Call 09/15/43)	440	427,209
5.13%, 11/15/40	1,940	2,097,722
Series KK, 5.75%, 11/15/35	50	57,843
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,275	3,009,856
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,000	949,430
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,800	1,683,180
3.25%, 06/15/26 (Call 03/15/26)	1,000	923,150
3.50%, 09/15/21 (Call 06/15/21)	975	965,123
3.95%, 10/01/46 (Call 04/01/46)	1,860	1,575,067
4.40%, 06/01/43 (Call 12/01/42)	1,255	1,151,387
4.40%, 05/30/47 (Call 11/30/46)	880	800,589
5.88%, 03/15/41 (Call 09/15/40)	1,205	1,335,212
6.00%, 10/01/34	15	16,638
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,456,785
3.80%, 09/29/46 (Call 03/29/46)	780	675,893
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,000	915,790

		73,931,817

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	$1,100	$1,093,070
4.63%, 06/15/28 (Call 03/15/28)	1,500	1,454,355
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,500	1,436,700
Stanley Black & Decker Inc.
2.90%, 11/01/22	675	654,142
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,291,927
4.25%, 11/15/28 (Call 08/15/28)	500	501,595
4.85%, 11/15/48 (Call 05/15/48)	500	497,805
5.20%, 09/01/40	1,685	1,791,526

		9,721,120
Health Care - Products — 0.4%
Abbott Laboratories
2.55%, 03/15/22	3,064	2,961,203
2.80%, 09/15/20 (Call 08/15/20)	2,860	2,825,365
2.90%, 11/30/21 (Call 10/30/21)	9,100	8,886,150
2.95%, 03/15/25 (Call 12/15/24)	3,115	2,941,339
3.40%, 11/30/23 (Call 09/30/23)	2,765	2,718,271
3.75%, 11/30/26 (Call 08/30/26)	2,606	2,547,860
3.88%, 09/15/25 (Call 06/15/25)	1,174	1,172,838
4.75%, 11/30/36 (Call 05/30/36)	7,628	7,778,577
4.75%, 04/15/43 (Call 10/15/42)	2,127	2,154,481
4.90%, 11/30/46 (Call 05/30/46)	5,725	5,930,241
5.30%, 05/27/40	2,535	2,688,469
6.00%, 04/01/39	1,595	1,851,620
6.15%, 11/30/37	1,290	1,512,009
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,800	1,715,904
2.60%, 08/15/26 (Call 05/15/26)	3,680	3,314,318
3.50%, 08/15/46 (Call 02/15/46)	2,818	2,258,063
6.25%, 12/01/37	500	577,365
Becton Dickinson and Co.
2.40%, 06/05/20	1,400	1,373,204
2.68%, 12/15/19	2,340	2,319,712
2.89%, 06/06/22 (Call 05/06/22)	2,995	2,885,083
3.13%, 11/08/21	3,671	3,615,751
3.25%, 11/12/20	3,471	3,444,655
3.36%, 06/06/24 (Call 04/06/24)	2,546	2,427,942
3.70%, 06/06/27 (Call 03/06/27)	2,825	2,631,629
3.73%, 12/15/24 (Call 09/15/24)	4,460	4,303,454
4.67%, 06/06/47 (Call 12/06/46)	4,575	4,262,390
4.69%, 12/15/44 (Call 06/15/44)	4,425	4,059,229
4.88%, 05/15/44 (Call 11/15/43)	460	437,805
5.00%, 11/12/40	697	699,572
6.00%, 05/15/39	525	568,323
Boston Scientific Corp.
2.85%, 05/15/20	1,890	1,871,535
3.85%, 05/15/25	3,635	3,536,564
4.00%, 03/01/28 (Call 12/01/27)	1,050	1,002,456
4.13%, 10/01/23 (Call 07/01/23)	775	778,976
6.00%, 01/15/20	2,659	2,729,490
7.00%, 11/15/35	455	558,381
7.38%, 01/15/40	1,240	1,605,589
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,956	4,890,482
4.20%, 06/15/20	910	922,267
6.55%, 10/15/37	250	310,023
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	550	542,047
3.35%, 09/15/25 (Call 06/15/25)	300	293,937

125

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.38%, 09/15/45 (Call 03/15/45)	$3,030	$2,997,730
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	665	661,961
Koninklijke Philips NV, 5.00%, 03/15/42	2,538	2,632,947
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	3,067	3,136,805
6.00%, 03/01/20	1,551	1,595,033
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,496	2,393,914
Medtronic Inc.
2.50%, 03/15/20	3,981	3,945,211
2.75%, 04/01/23 (Call 01/01/23)	1,449	1,396,459
3.13%, 03/15/22 (Call 12/15/21)	1,082	1,065,099
3.15%, 03/15/22	7,065	6,955,846
3.50%, 03/15/25	11,565	11,324,217
3.63%, 03/15/24 (Call 12/15/23)	1,865	1,851,926
4.13%, 03/15/21 (Call 12/15/20)	1,825	1,849,163
4.38%, 03/15/35	5,462	5,465,223
4.50%, 03/15/42 (Call 09/15/41)	4,200	4,205,712
4.63%, 03/15/44 (Call 09/15/43)	2,886	2,924,499
4.63%, 03/15/45	10,255	10,443,692
5.55%, 03/15/40	640	717,901
6.50%, 03/15/39	1,053	1,291,104
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	2,465	2,421,665
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,000,472
3.38%, 11/01/25 (Call 08/01/25)	2,951	2,790,997
3.50%, 03/15/26 (Call 12/15/25)	2,414	2,293,879
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,423,470
4.10%, 04/01/43 (Call 10/01/42)	1,835	1,649,114
4.38%, 01/15/20	370	375,280
4.38%, 05/15/44 (Call 12/15/43)	1,380	1,287,347
4.63%, 03/15/46 (Call 09/15/45)	3,426	3,346,825
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,360	2,148,851
3.00%, 04/15/23 (Call 02/15/23)	1,155	1,110,013
3.15%, 01/15/23 (Call 10/15/22)	1,320	1,283,410
3.20%, 08/15/27 (Call 05/15/27)	2,885	2,656,393
3.60%, 08/15/21 (Call 05/15/21)	3,368	3,360,725
3.65%, 12/15/25 (Call 09/09/25)	2,050	1,989,443
4.10%, 08/15/47 (Call 02/15/47)	1,385	1,252,248
4.15%, 02/01/24 (Call 11/01/23)	2,742	2,754,229
4.50%, 03/01/21	615	625,836
4.70%, 05/01/20	210	213,625
5.30%, 02/01/44 (Call 08/01/43)	3,525	3,755,147
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,774	4,716,378
3.15%, 04/01/22 (Call 02/01/22)	350	341,708
3.38%, 11/30/21 (Call 08/30/21)	835	820,964
3.55%, 04/01/25 (Call 01/01/25)	3,915	3,688,635
3.70%, 03/19/23 (Call 02/19/23)	715	706,048
4.25%, 08/15/35 (Call 02/15/35)	1,058	969,382
5.75%, 11/30/39	90	98,169

		222,839,264
Health Care - Services — 0.5%
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	671	672,107
4.27%, 08/15/48 (Call 02/15/48)	923	896,510

Security	Par (000)	Value

Health Care - Services (continued)
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$3,190	$3,039,432
2.80%, 06/15/23 (Call 04/15/23)	3,810	3,612,261
3.50%, 11/15/24 (Call 08/15/24)	1,711	1,648,343
3.88%, 08/15/47 (Call 02/15/47)	1,055	879,353
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,065,641
4.13%, 11/15/42 (Call 05/15/42)	845	730,866
4.50%, 05/15/42 (Call 11/15/41)	1,850	1,686,312
4.75%, 03/15/44 (Call 09/15/43)	3,500	3,306,520
6.63%, 06/15/36	4,046	4,780,147
6.75%, 12/15/37	1,755	2,103,403
AHS Hospital Corp., 5.02%, 07/01/45	381	407,689
Anthem Inc.
2.50%, 11/21/20	620	608,046
3.13%, 05/15/22	4,915	4,811,687
3.30%, 01/15/23	3,740	3,656,000
3.35%, 12/01/24 (Call 10/01/24)	1,410	1,351,203
3.50%, 08/15/24 (Call 05/15/24)	2,768	2,671,092
3.65%, 12/01/27 (Call 09/01/27)	4,050	3,794,283
3.70%, 08/15/21 (Call 05/15/21)	510	509,439
4.10%, 03/01/28 (Call 12/01/27)	2,926	2,839,624
4.35%, 08/15/20	2,120	2,149,532
4.38%, 12/01/47 (Call 06/01/47)	460	411,907
4.63%, 05/15/42	7,650	7,160,706
4.65%, 01/15/43	2,486	2,349,220
4.65%, 08/15/44 (Call 02/15/44)	2,340	2,206,433
4.85%, 08/15/54 (Call 02/15/54)	250	234,367
5.10%, 01/15/44	1,545	1,531,435
Ascension Health
3.95%, 11/15/46	675	623,808
4.85%, 11/15/53	4,080	4,336,795
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	1,130	1,041,205
Catholic Health Initiatives
2.95%, 11/01/22	1,000	960,980
4.35%, 11/01/42	3,035	2,650,799
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,422,165
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,000	1,005,670
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	4,350	3,888,117
3.25%, 04/15/25 (Call 01/15/25)	4,620	4,359,802
3.88%, 10/15/47 (Call 04/15/47)	3,449	2,796,311
4.38%, 12/15/20 (Call 09/15/20)	390	395,164
4.50%, 03/15/21 (Call 12/15/20)	4,300	4,372,971
7.88%, 05/15/27	21	25,628
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	2,105	2,169,371
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,450	1,348,427
Dignity Health, 5.27%, 11/01/64	580	552,572
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,111	1,049,906
Hackensack Meridian Health Inc., 4.50%, 07/01/57 (Call 01/01/57)	675	674,514
Halfmoon Parent Inc.
3.20%, 09/17/20(f)	6,075	6,031,078
3.40%, 09/17/21(f)	2,140	2,124,121
3.75%, 07/15/23 (Call 06/15/23)(f)	2,650	2,613,085

126

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 11/15/25 (Call 09/15/25)(f)	$880	$869,194
4.38%, 10/15/28 (Call 07/16/28)(f)	12,420	12,208,487
4.80%, 08/15/38 (Call 02/15/38)(f)	4,500	4,339,845
4.90%, 12/15/48 (Call 06/15/48)(f)	250	237,765
Howard Hughes Medical Institute, 3.50%, 09/01/23	5,286	5,401,975
Humana Inc.
2.50%, 12/15/20	580	568,330
2.90%, 12/15/22 (Call 11/15/22)	1,740	1,676,873
3.15%, 12/01/22 (Call 09/01/22)	365	356,634
3.85%, 10/01/24 (Call 07/01/24)	2,255	2,220,273
3.95%, 03/15/27 (Call 12/15/26)	3,265	3,174,266
4.63%, 12/01/42 (Call 06/01/42)	2,330	2,230,346
4.80%, 03/15/47 (Call 09/14/46)	2,195	2,157,444
4.95%, 10/01/44 (Call 04/01/44)	1,345	1,346,695
8.15%, 06/15/38	30	39,911
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	410	380,505
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,000	1,896,860
3.50%, 04/01/22	600	603,150
4.15%, 05/01/47 (Call 11/01/46)	15	14,309
4.88%, 04/01/42	655	704,669
Laboratory Corp. of America Holdings
2.63%, 02/01/20	360	357,116
3.60%, 02/01/25 (Call 11/01/24)	1,781	1,714,676
3.60%, 09/01/27 (Call 06/01/27)	2,030	1,915,203
3.75%, 08/23/22 (Call 05/23/22)	600	599,196
4.00%, 11/01/23 (Call 08/01/23)	500	501,605
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,645,604
4.70%, 02/01/45 (Call 08/01/44)	4,180	3,852,288
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	1,942,123
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,050	1,006,876
Series 2015, 4.20%, 07/01/55	60	57,950
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	732	695,568
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	793	722,360
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	3,100	2,920,324
4.06%, 08/01/56	250	229,585
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	920	844,772
6.15%, 11/01/43	1,750	2,038,085
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	288	271,051
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	806,600
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	556	559,486
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	693,391
Series H, 2.75%, 10/01/26	110	100,970
Series I, 3.74%, 10/01/47	1,740	1,544,929
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	150	148,223
3.45%, 06/01/26 (Call 03/01/26)	1,072	1,013,201
3.50%, 03/30/25 (Call 12/30/24)	105	100,637
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,776,730
4.70%, 04/01/21	2,750	2,819,520

Security	Par (000)	Value

Health Care - Services (continued)
4.70%, 03/30/45 (Call 09/30/44)	$690	$653,975
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	600	539,946
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	776	715,837
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	1,819,440
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,569	1,457,930
Texas Health Resources, 4.33%, 11/15/55	25	24,108
Toledo Hospital (The)
6.02%, 11/15/48	1,060	1,069,190
Series B, 5.33%, 11/15/28	1,060	1,063,191
UnitedHealth Group Inc.
1.95%, 10/15/20	3,005	2,932,820
2.13%, 03/15/21	1,440	1,400,818
2.30%, 12/15/19	2,340	2,322,567
2.38%, 10/15/22	1,415	1,355,584
2.70%, 07/15/20	4,623	4,589,160
2.75%, 02/15/23 (Call 11/15/22)	3,404	3,298,068
2.88%, 12/15/21	2,075	2,045,908
2.88%, 03/15/22 (Call 12/15/21)	2,746	2,693,496
2.88%, 03/15/23	3,200	3,105,984
2.95%, 10/15/27	3,125	2,911,156
3.10%, 03/15/26	6,700	6,383,023
3.15%, 06/15/21	1,500	1,493,520
3.35%, 07/15/22	2,970	2,953,665
3.38%, 11/15/21 (Call 08/15/21)	2,620	2,618,507
3.38%, 04/15/27	2,050	1,978,455
3.45%, 01/15/27	2,200	2,137,124
3.50%, 06/15/23	1,600	1,596,688
3.75%, 07/15/25	5,453	5,437,350
3.75%, 10/15/47 (Call 04/15/47)	425	378,972
3.85%, 06/15/28	2,900	2,895,099
3.88%, 10/15/20 (Call 07/15/20)	750	756,945
3.95%, 10/15/42 (Call 04/15/42)	1,750	1,608,092
4.20%, 01/15/47 (Call 07/15/46)	3,175	3,037,872
4.25%, 03/15/43 (Call 09/15/42)	4,215	4,056,811
4.25%, 04/15/47 (Call 10/15/46)	2,267	2,187,066
4.25%, 06/15/48 (Call 12/15/47)	4,850	4,668,901
4.38%, 03/15/42 (Call 09/15/41)	55	54,053
4.63%, 07/15/35	815	843,794
4.63%, 11/15/41 (Call 05/15/41)	2,636	2,682,025
4.70%, 02/15/21 (Call 11/15/20)	890	912,659
4.75%, 07/15/45	4,261	4,399,014
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,471,885
5.80%, 03/15/36	515	595,510
5.95%, 02/15/41 (Call 08/15/40)	1,470	1,740,245
6.50%, 06/15/37	2,071	2,589,371
6.63%, 11/15/37	825	1,043,592
6.88%, 02/15/38	4,061	5,305,575
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	893	893,536

		280,580,174
Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,445	2,385,636
3.88%, 01/15/20 (Call 12/15/19)	1,800	1,804,302
4.25%, 03/01/25 (Call 01/01/25)	1,130	1,065,127
FS Investment Corp., 4.75%, 05/15/22 (Call 04/15/22)	940	929,857

127

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Prospect Capital Corp., 5.88%, 03/15/23	$695	$695,410

		6,880,332
Home Builders — 0.0%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	1,110	1,124,918
5.75%, 08/15/23 (Call 05/15/23)	2,550	2,668,167
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,015	1,007,134

		4,800,219
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,329	1,223,730
3.80%, 11/15/24 (Call 08/15/24)	2,000	1,960,060
Whirlpool Corp.
3.70%, 03/01/23	1,600	1,563,872
3.70%, 05/01/25	1,100	1,037,663
4.00%, 03/01/24	225	223,936
4.50%, 06/01/46 (Call 12/01/45)	1,615	1,334,684
4.70%, 06/01/22	500	515,010
4.85%, 06/15/21	2,710	2,774,335

		10,633,290
Household Products & Wares — 0.0%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	495,495
2.45%, 08/01/22 (Call 07/01/22)	2,390	2,279,032
2.88%, 10/01/22	1,070	1,037,718
3.15%, 08/01/27 (Call 05/01/27)	1,645	1,514,765
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,277,512
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,800	1,677,078
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,078,847
3.80%, 11/15/21	1,800	1,816,866
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,481,415
Kimberly-Clark Corp.
1.85%, 03/01/20	565	556,350
2.15%, 08/15/20	300	294,078
2.65%, 03/01/25	653	612,919
2.75%, 02/15/26	910	850,568
3.05%, 08/15/25	845	811,403
3.20%, 07/30/46 (Call 01/30/46)	2,775	2,278,358
3.70%, 06/01/43	50	44,377
3.88%, 03/01/21	750	758,685
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,141,760
3.95%, 11/01/28 (Call 08/01/28)	1,315	1,334,475
5.30%, 03/01/41	1,000	1,126,040
6.63%, 08/01/37	423	541,377

		24,009,118
Housewares — 0.0%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	96	94,329
3.85%, 04/01/23 (Call 02/01/23)	1,709	1,664,019
3.90%, 11/01/25 (Call 08/01/25)	1,410	1,314,275
4.00%, 06/15/22 (Call 03/15/22)	2,600	2,570,750
4.00%, 12/01/24 (Call 09/01/24)	50	48,130
4.20%, 04/01/26 (Call 01/01/26)	2,565	2,441,726
5.38%, 04/01/36 (Call 10/01/35)	355	330,853
5.50%, 04/01/46 (Call 10/01/45)	7,235	6,529,877
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	3,278	3,338,348

		18,332,307

Security	Par (000)	Value

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	$500	$675,550
Aflac Inc.
3.25%, 03/17/25	5,000	4,816,950
3.63%, 06/15/23	350	348,348
3.63%, 11/15/24	1,725	1,690,949
4.00%, 02/15/22	950	962,816
4.00%, 10/15/46 (Call 04/15/46)	890	793,462
4.75%, 01/15/49 (Call 07/15/48)	300	296,136
6.45%, 08/15/40	50	58,485
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	860	830,063
4.95%, 06/27/22	1,870	1,942,743
5.63%, 09/15/20	1,500	1,551,480
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	960,050
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,310	2,210,878
4.20%, 12/15/46 (Call 06/15/46)	1,445	1,363,040
4.50%, 06/15/43	2,676	2,626,681
5.35%, 06/01/33	1,097	1,210,967
5.55%, 05/09/35	1,959	2,198,037
5.95%, 04/01/36	38	43,844
6.50%, 05/15/57 (Call 05/15/37)(a)(d)	2,495	2,627,909
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(d)	2,065	2,045,548
Alterra Finance LLC, 6.25%, 09/30/20	1,525	1,591,993
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,650	1,531,101
4.50%, 06/15/47 (Call 12/15/46)	2,150	1,902,707
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	5,835	5,768,364
3.38%, 08/15/20	3,850	3,835,177
3.75%, 07/10/25 (Call 04/10/25)	5,064	4,790,696
3.88%, 01/15/35 (Call 07/15/34)	3,115	2,650,958
3.90%, 04/01/26 (Call 01/01/26)	4,420	4,200,105
4.13%, 02/15/24	3,369	3,331,436
4.20%, 04/01/28 (Call 01/01/28)	1,398	1,330,854
4.38%, 01/15/55 (Call 07/15/54)	2,898	2,351,727
4.50%, 07/16/44 (Call 01/16/44)	4,528	3,937,956
4.70%, 07/10/35 (Call 01/10/35)	1,275	1,194,012
4.75%, 04/01/48 (Call 10/01/47)	90	81,061
4.80%, 07/10/45 (Call 01/10/45)	3,585	3,253,172
4.88%, 06/01/22	4,528	4,640,204
6.25%, 05/01/36	2,950	3,144,700
6.40%, 12/15/20	605	636,248
8.18%, 05/15/58 (Call 05/15/38)(a)(d)	1,000	1,198,750
Aon Corp.
4.50%, 12/15/28	2,000	1,992,980
5.00%, 09/30/20	1,650	1,691,201
8.21%, 01/01/27	140	167,101
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	915	896,920
3.50%, 06/14/24 (Call 03/01/24)	867	841,207
3.88%, 12/15/25 (Call 09/15/25)	2,326	2,269,734
4.00%, 11/27/23 (Call 08/27/23)	1,825	1,831,752
4.25%, 12/12/42	1,120	961,968
4.45%, 05/24/43 (Call 02/24/43)	25	22,493
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,073,023
4.75%, 05/15/45 (Call 11/15/44)	1,050	998,928

128

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	$588	$579,104
5.03%, 12/15/46 (Call 06/15/46)	650	655,187
Arch Capital Group Ltd., 7.35%, 05/01/34	25	31,014
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	912	924,595
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	1,524	1,520,861
Assurant Inc.
4.00%, 03/15/23	4,340	4,296,209
6.75%, 02/15/34	925	1,033,771
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	1,208	1,224,840
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,808	1,646,455
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(f)	5,000	4,744,300
5.00%, 04/20/48 (Call 10/20/47)(f)	5,075	4,480,870
AXA SA, 8.60%, 12/15/30	3,623	4,578,965
AXIS Specialty Finance LLC, 5.88%, 06/01/20	180	185,081
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	2,175	2,052,613
5.15%, 04/01/45	315	293,539
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	260	259,433
3.00%, 05/15/22	3,925	3,885,554
4.20%, 08/15/48 (Call 02/15/48)	3,700	3,504,640
4.25%, 01/15/21	6,515	6,662,630
4.30%, 05/15/43	590	570,329
4.40%, 05/15/42	2,430	2,383,222
5.75%, 01/15/40	1,910	2,185,212
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	4,010	3,930,562
2.75%, 03/15/23 (Call 01/15/23)	5,100	4,941,033
3.13%, 03/15/26 (Call 12/15/25)	4,660	4,450,160
3.40%, 01/31/22	863	866,409
3.75%, 08/15/21(b)	450	455,846
4.50%, 02/11/43	2,797	2,795,518
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	4,630	3,949,621
4.70%, 06/22/47 (Call 12/22/46)	2,765	2,077,842
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	315	310,231
Chubb Corp. (The), 6.00%, 05/11/37	3,165	3,725,521
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	553,254
2.88%, 11/03/22 (Call 09/03/22)	920	900,422
3.15%, 03/15/25	1,775	1,704,621
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,045,842
4.15%, 03/13/43	2,165	2,056,837
4.35%, 11/03/45 (Call 05/03/45)	6,675	6,559,789
6.70%, 05/15/36	15	18,733
Cincinnati Financial Corp., 6.92%, 05/15/28	125	149,825
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	1,805	1,648,236
3.95%, 05/15/24 (Call 02/15/24)	2,400	2,358,600
4.50%, 03/01/26 (Call 12/01/25)	3,948	3,913,021
5.75%, 08/15/21	150	157,814
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	276	265,540
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(f)	50	48,036
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)(f)	1,000	979,500
5.50%, 09/01/22	2,663	2,789,546

Security	Par (000)	Value

Insurance (continued)
First American Financial Corp., 4.60%, 11/15/24	$1,000	$1,007,250
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	400	392,792
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	501	451,742
4.40%, 03/15/48 (Call 09/15/47)	20	18,283
5.13%, 04/15/22	3,215	3,350,866
5.50%, 03/30/20	126	129,234
5.95%, 10/15/36	1,179	1,310,965
6.10%, 10/01/41	1,500	1,712,400
6.63%, 03/30/40	815	963,974
Lincoln National Corp.
3.35%, 03/09/25	845	806,257
3.63%, 12/12/26 (Call 09/15/26)	2,945	2,789,592
3.80%, 03/01/28 (Call 12/01/27)	150	142,530
4.20%, 03/15/22	4,325	4,376,294
4.35%, 03/01/48 (Call 09/01/47)	250	223,045
4.85%, 06/24/21	350	358,887
6.15%, 04/07/36	118	131,296
6.30%, 10/09/37	40	45,460
7.00%, 06/15/40	1,425	1,746,095
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,100	2,000,775
3.75%, 04/01/26 (Call 01/01/26)	2,415	2,360,807
4.13%, 05/15/43 (Call 11/15/42)	1,825	1,631,988
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(d)	400	373,168
4.15%, 03/04/26	10,100	10,096,566
4.90%, 09/17/20	275	281,122
5.38%, 03/04/46	3,550	3,790,867
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	2,185	2,024,468
4.30%, 11/01/47 (Call 05/01/47)	1,125	971,404
4.90%, 07/01/22	1,608	1,660,791
5.00%, 03/30/43	10	9,646
5.00%, 04/05/46	2,210	2,150,794
5.35%, 06/01/21	365	378,925
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	2,475	2,442,231
2.75%, 01/30/22 (Call 12/30/21)	990	961,547
3.30%, 03/14/23 (Call 01/14/23)	1,509	1,475,108
3.50%, 06/03/24 (Call 03/03/24)	1,620	1,578,528
3.50%, 03/10/25 (Call 12/10/24)	643	621,440
3.75%, 03/14/26 (Call 12/14/25)	1,422	1,386,265
4.20%, 03/01/48 (Call 09/01/47)	1,720	1,523,714
4.35%, 01/30/47 (Call 07/30/46)	355	325,624
4.80%, 07/15/21 (Call 04/15/21)	60	61,598
5.88%, 08/01/33	260	294,281
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,055	1,983,938
MetLife Inc.
3.00%, 03/01/25	2,158	2,046,388
3.60%, 04/10/24	4,694	4,660,438
3.60%, 11/13/25 (Call 08/13/25)	1,200	1,174,104
4.05%, 03/01/45	2,685	2,411,479
4.13%, 08/13/42	925	844,507
4.60%, 05/13/46 (Call 12/13/45)	1,490	1,458,650
4.75%, 02/08/21	3,354	3,438,957
4.88%, 11/13/43	2,150	2,170,124
5.70%, 06/15/35	1,975	2,182,098

129

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.88%, 02/06/41	$5,445	$6,186,609
6.40%, 12/15/36 (Call 12/15/31)	5,627	5,703,640
6.50%, 12/15/32	655	791,856
10.75%, 08/01/39 (Call 08/01/34)	1,565	2,336,357
Series D, 4.37%, 09/15/23	1,889	1,936,433
Series N, 3.05%, 12/15/22	625	610,025
Series N, 4.72%, 12/15/44	3,243	3,213,132
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,850	1,757,667
4.88%, 10/01/24 (Call 09/01/24)	2,820	2,897,832
PartnerRe Finance B LLC, 5.50%, 06/01/20	1,636	1,672,532
Primerica Inc., 4.75%, 07/15/22	850	871,641
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	1,015	933,496
3.13%, 05/15/23	35	34,023
3.30%, 09/15/22	528	520,407
3.40%, 05/15/25 (Call 02/15/25)	1,555	1,500,186
4.30%, 11/15/46 (Call 05/15/46)	505	458,409
4.35%, 05/15/43	800	730,264
4.63%, 09/15/42	15	14,354
4.70%, 05/15/55 (Call 05/15/20)(a)(d)	1,000	981,050
6.05%, 10/15/36	2,210	2,513,146
Progressive Corp. (The)
2.45%, 01/15/27	3,245	2,914,334
3.70%, 01/26/45	100	87,733
3.75%, 08/23/21	1,755	1,765,863
4.00%, 03/01/29 (Call 12/01/28)	2,000	1,997,000
4.13%, 04/15/47 (Call 10/15/46)	3,775	3,524,340
4.20%, 03/15/48 (Call 09/15/47)	295	278,312
4.35%, 04/25/44	1,525	1,482,026
6.25%, 12/01/32	410	497,289
6.63%, 03/01/29	35	41,774
Protective Life Corp., 8.45%, 10/15/39	525	705,563
Prudential Financial Inc.
3.50%, 05/15/24	3,625	3,586,067
3.88%, 03/27/28 (Call 12/27/27)	1,250	1,232,513
3.91%, 12/07/47 (Call 06/07/47)	3,063	2,645,329
3.94%, 12/07/49 (Call 06/07/49)	8,448	7,291,215
4.42%, 03/27/48 (Call 09/27/47)	830	779,901
4.50%, 11/16/21	1,894	1,941,350
4.50%, 09/15/47 (Call 09/15/27)(a)(d)	860	757,866
4.60%, 05/15/44	2,255	2,185,929
5.20%, 03/15/44 (Call 03/15/24)(a)(d)	3,150	3,005,383
5.38%, 06/21/20	914	940,031
5.38%, 05/15/45 (Call 05/15/25)(a)(d)	1,775	1,686,658
5.63%, 06/15/43 (Call 06/15/23)(a)(d)	5,250	5,288,482
5.70%, 12/14/36	168	183,263
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	200	189,562
5.88%, 09/15/42 (Call 09/15/22)(a)(d)	2,108	2,159,161
6.63%, 06/21/40	15	18,485
Series D, 6.63%, 12/01/37	345	415,856
Reinsurance Group of America Inc., 5.00%, 06/01/21	5,750	5,937,392
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,170	1,096,828
Sompo International Holdings Ltd.
4.70%, 10/15/22	3,370	3,406,733
7.00%, 07/15/34	220	249,564
Swiss Re America Holding Corp., 7.00%, 02/15/26	510	591,789

Security	Par (000)	Value

Insurance (continued)
Torchmark Corp.
3.80%, 09/15/22	$500	$498,285
4.55%, 09/15/28 (Call 06/15/28)	730	729,912
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,620	2,157,095
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	1,000	881,270
3.90%, 11/01/20	4,058	4,107,305
4.00%, 05/30/47 (Call 11/30/46)	2,485	2,284,237
4.05%, 03/07/48 (Call 09/07/47)	500	463,600
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,585,869
4.60%, 08/01/43	445	450,273
5.35%, 11/01/40	2,415	2,681,833
6.25%, 06/15/37	1,345	1,632,857
Travelers Property Casualty Corp., 6.38%, 03/15/33	37	45,193
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	296,406
4.40%, 03/15/26 (Call 12/15/25)	300	296,013
4.63%, 08/15/23	1,500	1,520,865
6.13%, 08/15/43	1,000	1,085,630
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	491,425
3.88%, 11/05/25(b)	75	72,074
4.00%, 03/15/24	1,210	1,189,466
5.63%, 09/15/20	335	345,780
5.75%, 08/15/42	1,645	1,665,892
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,700	2,540,079
3.65%, 06/15/26	2,175	2,049,546
4.80%, 06/15/46	1,585	1,481,008
5.70%, 07/15/43	850	903,967
Willis Towers Watson PLC, 5.75%, 03/15/21	1,470	1,529,770
WR Berkley Corp.
4.63%, 03/15/22	1,650	1,687,769
4.75%, 08/01/44	430	415,758
5.38%, 09/15/20	1,000	1,029,520
6.25%, 02/15/37	35	39,985
XLIT Ltd.
4.45%, 03/31/25	2,000	1,958,840
5.25%, 12/15/43	200	208,948
5.50%, 03/31/45	3,690	3,749,593
5.75%, 10/01/21	1,620	1,724,036
6.25%, 05/15/27	375	423,743
6.38%, 11/15/24	1,890	2,213,039

		416,436,080
Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	770	737,314
3.13%, 11/28/21 (Call 09/28/21)	1,091	1,075,181
3.40%, 12/06/27 (Call 09/06/27)	6,950	6,353,690
3.60%, 11/28/24 (Call 08/28/24)(b)	5,044	4,895,202
4.00%, 12/06/37 (Call 06/06/37)	2,755	2,410,377
4.20%, 12/06/47 (Call 06/06/47)	2,155	1,865,907
4.40%, 12/06/57 (Call 06/06/57)	665	577,426
4.50%, 11/28/34 (Call 05/28/34)(b)	3,017	2,869,318
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	2,737	2,437,271
3.38%, 02/25/24	4,875	4,868,662
3.63%, 05/19/21	2,561	2,597,545

130

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
1.90%, 08/21/20	$3,100	$3,038,031
2.40%, 02/22/23 (Call 01/22/23)	12,975	12,417,594
2.50%, 11/29/22 (Call 08/29/22)	2,380	2,293,796
2.60%, 12/05/19 (Call 11/05/19)	4,496	4,477,207
2.80%, 08/22/24 (Call 06/22/24)	2,074	1,981,520
3.15%, 08/22/27 (Call 05/22/27)	8,135	7,716,536
3.30%, 12/05/21 (Call 10/05/21)	160	160,363
3.80%, 12/05/24 (Call 09/05/24)	4,810	4,846,796
3.88%, 08/22/37 (Call 02/22/37)	5,599	5,286,240
4.05%, 08/22/47 (Call 02/22/47)	6,090	5,732,030
4.25%, 08/22/57 (Call 02/22/57)	1,500	1,411,005
4.80%, 12/05/34 (Call 06/05/34)	4,350	4,596,080
4.95%, 12/05/44 (Call 06/05/44)	4,981	5,352,284
5.20%, 12/03/25 (Call 09/03/25)	1,154	1,253,971
Baidu Inc.
3.50%, 11/28/22	650	638,885
3.88%, 09/29/23 (Call 08/29/23)	800	789,728
4.13%, 06/30/25	6,900	6,759,861
4.38%, 05/14/24 (Call 04/14/24)	1,115	1,117,743
4.38%, 03/29/28 (Call 12/29/27)	970	937,369
4.88%, 11/14/28 (Call 08/14/28)	1,000	1,001,010
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,591,357
3.55%, 03/15/28 (Call 12/15/27)	2,227	2,067,079
3.60%, 06/01/26 (Call 03/01/26)	1,700	1,620,236
3.65%, 03/15/25 (Call 12/15/24)	1,330	1,288,624
eBay Inc.
2.15%, 06/05/20	2,650	2,600,578
2.60%, 07/15/22 (Call 04/15/22)	1,420	1,355,986
2.75%, 01/30/23 (Call 12/30/22)	2,906	2,757,794
2.88%, 08/01/21 (Call 06/01/21)	407	398,384
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,623,562
3.45%, 08/01/24 (Call 05/01/24)	4,360	4,132,103
3.60%, 06/05/27 (Call 03/05/27)	2,518	2,327,186
3.80%, 03/09/22 (Call 02/09/22)	1,359	1,357,138
4.00%, 07/15/42 (Call 01/15/42)	3,453	2,557,775
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	2,831	2,568,170
4.50%, 08/15/24 (Call 05/15/24)	1,340	1,330,097
5.00%, 02/15/26 (Call 11/15/25)	1,964	1,971,522
5.95%, 08/15/20	3,126	3,239,286
JD.com Inc.
3.13%, 04/29/21	500	481,950
3.88%, 04/29/26	410	363,789

		138,128,558
Iron & Steel — 0.1%
ArcelorMittal
6.13%, 06/01/25	1,750	1,842,295
6.25%, 02/25/22	100	105,359
6.75%, 03/01/41	150	157,512
7.00%, 10/15/39	2,200	2,330,130
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	3,675	3,714,690
5.20%, 08/01/43 (Call 02/01/43)	1,350	1,414,111
6.40%, 12/01/37	465	549,300
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	3,170	3,181,666

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd.
4.38%, 01/11/22	$716	$727,585
6.25%, 08/10/26	1,445	1,542,509
6.88%, 11/21/36	2,981	3,344,771
6.88%, 11/10/39	6,002	6,786,461
8.25%, 01/17/34	1,615	1,975,097
Vale SA, 5.63%, 09/11/42	50	49,628

		27,721,114
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	2,473	2,496,048
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,555	2,436,576
4.63%, 07/28/45 (Call 01/28/45)	530	478,675
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	515	504,102
3.70%, 03/15/28 (Call 12/15/27)	1,435	1,302,105
5.25%, 11/15/22	1,324	1,377,145

		8,594,651
Lodging — 0.0%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	2,115	2,048,314
4.38%, 09/15/28 (Call 06/15/28)	855	816,380
4.85%, 03/15/26 (Call 12/15/25)	3,125	3,156,375
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,115,635
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	305	290,857
2.88%, 03/01/21 (Call 02/01/21)	815	800,061
3.13%, 02/15/23 (Call 11/15/22)(b)	200	192,032
3.25%, 09/15/22 (Call 06/15/22)	1,800	1,756,620
3.38%, 10/15/20 (Call 07/15/20)	100	99,563
3.75%, 03/15/25 (Call 12/15/24)	1,000	959,490
3.75%, 10/01/25 (Call 07/01/25)	1,875	1,797,806
4.50%, 10/01/34 (Call 04/01/34)	840	799,159
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,680	1,657,371
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,609	1,451,189
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(f)	2,000	1,973,280
5.13%, 08/08/25 (Call 06/08/25)(f)	2,000	1,956,660
5.40%, 08/08/28 (Call 05/08/28)(f)	1,000	955,440

		21,826,232
Machinery — 0.3%
ABB Finance USA Inc.
2.80%, 04/03/20	550	546,750
2.88%, 05/08/22	3,665	3,582,574
3.38%, 04/03/23 (Call 03/03/23)	1,250	1,233,887
3.80%, 04/03/28 (Call 01/03/28)	1,960	1,940,341
4.38%, 05/08/42	1,365	1,342,860
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,060	1,970,102
1.93%, 10/01/21	525	504,945
2.00%, 03/05/20	1,900	1,873,875
2.10%, 01/10/20	2,065	2,042,553
2.25%, 12/01/19	850	842,588
2.40%, 06/06/22	2,100	2,029,839
2.40%, 08/09/26	1,875	1,692,900
2.50%, 11/13/20	900	886,410
2.55%, 11/29/22	3,091	2,970,915
2.63%, 03/01/23	750	722,557
2.85%, 06/01/22	675	663,059

131

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.90%, 03/15/21	$1,050	$1,040,676
3.15%, 09/07/21	4,852	4,827,352
3.25%, 12/01/24	1,858	1,813,780
3.30%, 06/09/24	3,500	3,444,490
3.45%, 05/15/23	3,500	3,483,235
3.75%, 11/24/23	1,263	1,270,730
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,810	4,663,968
3.40%, 05/15/24 (Call 02/15/24)	4,753	4,717,780
3.80%, 08/15/42	2,600	2,345,512
3.90%, 05/27/21	2,346	2,378,586
4.30%, 05/15/44 (Call 11/15/43)(b)	1,845	1,809,724
4.75%, 05/15/64 (Call 11/15/63)	5	4,897
5.20%, 05/27/41	3,136	3,409,679
5.30%, 09/15/35	225	243,878
6.05%, 08/15/36	525	622,949
CNH Industrial Capital LLC
3.88%, 10/15/21	410	406,310
4.38%, 11/06/20	315	315,995
4.38%, 04/05/22	1,090	1,095,395
4.88%, 04/01/21	1,655	1,678,187
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,025	1,857,613
4.50%, 08/15/23	700	701,897
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,012,500
4.88%, 10/01/43 (Call 04/01/43)	350	365,621
7.13%, 03/01/28	18	21,535
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,458	4,328,005
3.90%, 06/09/42 (Call 12/09/41)	3,062	2,898,305
5.38%, 10/16/29	520	585,910
7.13%, 03/03/31	275	356,436
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	946,970
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,286,832
5.38%, 03/01/41 (Call 12/01/40)	1,495	1,590,545
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,115	2,085,263
John Deere Capital Corp.
1.70%, 01/15/20	375	369,203
1.95%, 06/22/20	2,250	2,208,442
2.05%, 03/10/20	2,550	2,512,336
2.15%, 09/08/22	1,420	1,355,873
2.20%, 03/13/20	1,505	1,487,677
2.35%, 01/08/21	1,525	1,494,668
2.38%, 07/14/20	1,005	990,417
2.55%, 01/08/21	660	650,100
2.65%, 01/06/22	3,795	3,707,260
2.65%, 06/24/24	2,795	2,648,151
2.65%, 06/10/26	2,525	2,335,448
2.70%, 01/06/23	635	615,169
2.75%, 03/15/22	175	171,297
2.80%, 03/04/21	2,319	2,294,465
2.80%, 03/06/23	3,850	3,729,610
2.80%, 09/08/27	1,800	1,659,780
2.88%, 03/12/21	490	485,419
3.05%, 01/06/28	355	332,660
3.13%, 09/10/21	840	835,741
3.15%, 10/15/21	4,065	4,048,821
3.35%, 06/12/24	3,055	2,996,680

Security	Par (000)	Value

Machinery (continued)
3.45%, 06/07/23	$770	$765,919
3.45%, 03/13/25	2,215	2,181,310
3.65%, 10/12/23	725	725,660
3.90%, 07/12/21	3,360	3,398,237
Series 0014, 2.45%, 09/11/20	835	823,385
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	800	785,344
4.55%, 04/15/28 (Call 01/15/28)	1,050	1,016,652
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	986,480
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,644,716
2.88%, 03/01/25 (Call 12/01/24)	910	859,186
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	475	462,375
3.00%, 12/15/20 (Call 11/15/20)	2,700	2,671,650
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,721,528
3.65%, 09/15/23 (Call 08/15/23)	45	44,303
3.80%, 12/15/26 (Call 09/15/26)	1,455	1,394,647
3.85%, 12/15/25 (Call 09/15/25)	850	834,640
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	1,675	1,491,839
4.15%, 03/15/24 (Call 02/15/24)	1,485	1,431,421
4.70%, 09/15/28 (Call 06/15/28)	1,875	1,773,525
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	965	901,358
4.38%, 11/01/46 (Call 05/01/46)	110	103,278
4.88%, 10/01/21	557	574,167

		147,977,547
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,326	1,270,083
2.00%, 08/07/20	1,600	1,570,352
2.00%, 06/26/22	7,751	7,419,180
2.25%, 03/15/23 (Call 02/15/23)	800	763,688
2.25%, 09/19/26 (Call 06/19/26)	1,150	1,040,405
2.88%, 10/15/27 (Call 07/15/27)	1,900	1,787,558
3.00%, 09/14/21 (Call 08/14/21)(b)	730	728,708
3.00%, 08/07/25	1,625	1,564,469
3.13%, 09/19/46 (Call 03/19/46)	1,860	1,530,241
3.63%, 09/14/28 (Call 06/14/28)(b)	1,000	996,320
3.63%, 10/15/47 (Call 04/15/47)	325	290,618
3.88%, 06/15/44	2,175	2,055,288
4.00%, 09/14/48 (Call 03/14/48)	965	933,715
5.70%, 03/15/37	825	967,279
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	600	577,014
3.75%, 11/15/22 (Call 08/15/22)	2,190	2,169,830
3.75%, 12/01/27 (Call 09/01/27)	960	900,125
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	211	188,185
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,030,980
Eaton Corp.
2.75%, 11/02/22	5,762	5,554,568
3.10%, 09/15/27 (Call 06/15/27)	1,680	1,556,671
3.92%, 09/15/47 (Call 02/15/47)	1,275	1,110,321
4.00%, 11/02/32	915	875,445
4.15%, 11/02/42	4,549	4,132,585
General Electric Co.
2.10%, 12/11/19	2,500	2,446,900
2.20%, 01/09/20 (Call 12/09/19)	2,958	2,876,655

132

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.70%, 10/09/22	$8,555	$7,717,551
3.10%, 01/09/23	4,220	3,828,511
3.15%, 09/07/22	2,184	2,005,196
3.38%, 03/11/24	4,375	3,918,556
3.45%, 05/15/24 (Call 02/13/24)	2,084	1,859,324
4.13%, 10/09/42	6,156	4,766,960
4.38%, 09/16/20	2,150	2,126,823
4.50%, 03/11/44	8,531	6,843,483
4.63%, 01/07/21	5,136	5,089,160
4.65%, 10/17/21	5,964	5,863,686
5.30%, 02/11/21	3,129	3,099,118
5.50%, 01/08/20	1,612	1,622,091
5.55%, 05/04/20	309	311,861
5.88%, 01/14/38	7,915	7,363,562
6.15%, 08/07/37	3,287	3,127,843
6.88%, 01/10/39	1,872	1,914,345
Series A, 6.75%, 03/15/32	9,473	9,653,555
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,400,900
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,275	5,734,158
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,347,907
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,299,297
3.90%, 09/01/42 (Call 03/01/42)	628	594,710
4.88%, 09/15/41 (Call 03/15/41)	1,760	1,879,363
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	1,050	1,035,867
3.75%, 08/21/28 (Call 05/21/28)	2,075	1,991,772
4.25%, 06/15/23	4,424	4,517,346
5.75%, 06/15/43	200	219,326
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	215	212,512
3.55%, 11/01/24 (Call 08/01/24)	870	845,275
4.65%, 11/01/44 (Call 05/01/44)	350	334,726
Pall Corp., 5.00%, 06/15/20	750	768,697
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	2,297	2,165,037
3.30%, 11/21/24 (Call 08/21/24)	287	280,726
4.10%, 03/01/47 (Call 09/01/46)	1,685	1,569,729
4.20%, 11/21/34 (Call 05/21/34)	4,700	4,570,374
4.45%, 11/21/44 (Call 05/21/44)	545	539,196
Series A, 6.25%, 05/15/38	25	30,138
Textron Inc.
3.65%, 03/01/21	1,180	1,181,605
3.65%, 03/15/27 (Call 12/15/26)	730	686,200
3.88%, 03/01/25 (Call 12/01/24)	780	757,021
4.00%, 03/15/26 (Call 12/15/25)	2,750	2,667,747
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,064,217

		158,142,654
Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	4,521	4,423,437
3.38%, 11/15/26 (Call 08/15/26)	2,640	2,551,190
3.70%, 09/15/24 (Call 06/15/24)	300	298,659
3.70%, 10/15/25 (Call 07/15/25)	2,945	2,919,025
4.00%, 10/01/23	1,300	1,318,044
4.50%, 02/15/21	525	535,773
4.75%, 09/15/44 (Call 03/15/44)	1,604	1,681,666
4.75%, 11/15/46 (Call 05/15/46)	2,055	2,150,290
4.95%, 10/15/45 (Call 04/15/45)	1,451	1,555,588
5.40%, 10/01/43	2,600	2,952,924

Security	Par (000)	Value

Media (continued)
5.65%, 08/15/20	$275	$285,024
6.15%, 03/01/37	1,000	1,208,420
6.15%, 02/15/41	3,558	4,361,681
6.20%, 12/15/34	3,238	3,887,769
6.40%, 12/15/35	2,191	2,699,684
6.55%, 03/15/33	2,125	2,637,231
6.65%, 11/15/37	4,400	5,619,020
6.90%, 08/15/39	650	847,483
7.70%, 10/30/25	10	12,125
7.75%, 12/01/45	1,762	2,520,594
7.85%, 03/01/39	2,471	3,450,331
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	3,343	3,146,365
2.90%, 01/15/27 (Call 10/15/26)	1,465	1,280,776
3.38%, 03/01/22 (Call 12/01/21)	2,525	2,494,826
3.38%, 02/15/28 (Call 12/15/27)	2,045	1,834,385
3.50%, 01/15/25 (Call 10/15/24)	2,500	2,364,425
3.70%, 08/15/24 (Call 05/15/24)	1,750	1,693,405
3.70%, 06/01/28 (Call 03/01/28)(f)	254	232,829
4.00%, 01/15/26 (Call 10/15/25)	2,040	1,960,277
4.30%, 02/15/21 (Call 11/15/20)	850	857,548
4.60%, 01/15/45 (Call 07/15/44)	2,060	1,832,452
4.85%, 07/01/42 (Call 01/01/42)	1,337	1,224,264
4.90%, 08/15/44 (Call 02/15/44)	2,879	2,657,432
5.50%, 05/15/33	1,525	1,584,765
5.90%, 10/15/40 (Call 04/15/40)	750	780,795
7.88%, 07/30/30	2,008	2,492,771
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,917	2,903,407
3.75%, 02/15/28 (Call 11/15/27)	7,020	6,311,893
4.20%, 03/15/28 (Call 12/15/27)	1,250	1,160,763
4.46%, 07/23/22 (Call 05/23/22)	10,375	10,396,995
4.50%, 02/01/24 (Call 01/01/24)	50	49,618
4.91%, 07/23/25 (Call 04/23/25)	8,801	8,748,634
5.38%, 04/01/38 (Call 10/01/37)	600	547,374
5.38%, 05/01/47 (Call 11/01/46)	4,046	3,599,403
6.38%, 10/23/35 (Call 04/23/35)	6,701	6,833,814
6.48%, 10/23/45 (Call 04/23/45)	10,680	10,701,574
6.83%, 10/23/55 (Call 04/23/55)	4,605	4,674,443
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,832	3,425,021
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,355	1,282,738
2.35%, 01/15/27 (Call 10/15/26)	5,780	5,059,812
2.75%, 03/01/23 (Call 02/01/23)	4,550	4,383,151
2.85%, 01/15/23	1,740	1,685,138
3.00%, 02/01/24 (Call 01/01/24)	1,670	1,610,481
3.13%, 07/15/22	2,775	2,735,207
3.15%, 03/01/26 (Call 12/01/25)	7,032	6,609,025
3.15%, 02/15/28 (Call 11/15/27)	2,835	2,604,259
3.20%, 07/15/36 (Call 01/15/36)	4,261	3,520,268
3.30%, 02/01/27 (Call 11/01/26)	2,205	2,066,636
3.38%, 02/15/25 (Call 11/15/24)	1,928	1,866,651
3.38%, 08/15/25 (Call 05/15/25)	2,760	2,655,424
3.40%, 07/15/46 (Call 01/15/46)	4,562	3,632,492
3.45%, 10/01/21	595	595,494
3.55%, 05/01/28 (Call 02/01/28)	3,100	2,927,299
3.60%, 03/01/24	7,150	7,098,019
3.70%, 04/15/24 (Call 03/15/24)	1,470	1,465,017

133

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 03/01/38 (Call 09/01/37)	$1,510	$1,352,749
3.97%, 11/01/47 (Call 05/01/47)	6,825	5,890,930
4.00%, 08/15/47 (Call 02/15/47)	1,724	1,508,690
4.00%, 03/01/48 (Call 09/01/47)	863	756,463
4.00%, 11/01/49 (Call 05/01/49)	10,030	8,677,154
4.05%, 11/01/52 (Call 05/01/52)	5,334	4,535,127
4.15%, 10/15/28 (Call 07/15/28)	2,160	2,140,106
4.20%, 08/15/34 (Call 02/15/34)	3,591	3,370,189
4.25%, 01/15/33	6,581	6,396,864
4.40%, 08/15/35 (Call 02/25/35)	3,314	3,168,283
4.50%, 01/15/43	225	212,177
4.60%, 10/15/38 (Call 04/15/38)	2,000	1,960,860
4.60%, 08/15/45 (Call 02/15/45)	6,283	6,030,423
4.65%, 07/15/42	3,859	3,719,536
4.70%, 10/15/48 (Call 04/15/48)	10,000	9,738,700
4.75%, 03/01/44	4,056	3,966,646
4.95%, 10/15/58 (Call 04/15/58)	1,500	1,463,895
5.15%, 03/01/20	4,771	4,873,290
5.65%, 06/15/35	2,155	2,340,675
6.40%, 05/15/38	260	303,937
6.45%, 03/15/37	290	339,892
6.50%, 11/15/35	3,300	3,866,973
7.05%, 03/15/33	1,019	1,262,949
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(f)	2,325	2,293,241
2.95%, 03/20/23 (Call 02/20/23)	1,491	1,417,911
3.25%, 04/01/23	221	212,074
3.30%, 05/15/22	2,400	2,341,632
3.45%, 03/15/25 (Call 12/15/24)	386	359,231
3.80%, 03/13/24 (Call 01/13/24)	125	121,381
3.90%, 11/15/24 (Call 08/15/24)(f)	1,083	1,050,878
3.95%, 03/20/28 (Call 12/20/27)	2,421	2,246,761
4.38%, 06/15/21	2,750	2,782,780
4.88%, 04/01/43	3,588	3,191,705
4.90%, 03/11/26 (Call 12/11/25)	2,460	2,482,558
4.95%, 05/15/42	4,067	3,639,233
5.00%, 09/20/37 (Call 03/20/37)	1,955	1,807,984
5.05%, 06/01/20	427	435,809
5.20%, 09/20/47 (Call 03/20/47)	1,415	1,304,064
6.35%, 06/01/40	2,445	2,582,360
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	499	486,585
6.13%, 01/31/46 (Call 06/30/45)	3,150	3,107,129
6.63%, 03/18/25	800	861,536
6.63%, 01/15/40	3,020	3,138,807
NBCUniversal Media LLC
2.88%, 01/15/23	2,863	2,773,732
4.38%, 04/01/21	3,510	3,583,535
4.45%, 01/15/43	4,461	4,187,987
5.15%, 04/30/20	7,527	7,717,809
5.95%, 04/01/41	5,118	5,716,652
6.40%, 04/30/40	250	290,938
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	340	333,319
TCI Communications Inc.
7.13%, 02/15/28	1,150	1,374,135
7.88%, 02/15/26	2,040	2,481,456
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	600	548,814
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,647,233
4.30%, 11/23/23 (Call 08/23/23)	2,393	2,430,474

Security	Par (000)	Value

Media (continued)
5.65%, 11/23/43 (Call 05/23/43)	$1,605	$1,661,095
5.85%, 04/15/40	1,105	1,171,609
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	4,535	4,509,513
4.13%, 02/15/21 (Call 11/15/20)	2,025	2,025,668
4.50%, 09/15/42 (Call 03/15/42)	3,916	3,091,134
5.00%, 02/01/20	1,925	1,950,814
5.50%, 09/01/41 (Call 03/01/41)	5,710	5,133,062
5.88%, 11/15/40 (Call 05/15/40)	3,985	3,748,849
6.55%, 05/01/37	1,578	1,594,821
6.75%, 06/15/39	5,053	5,243,700
7.30%, 07/01/38	3,759	4,050,698
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,925	5,651,733
8.38%, 07/15/33	2,740	3,303,536
Viacom Inc.
3.88%, 12/15/21	2,005	2,008,208
3.88%, 04/01/24 (Call 01/01/24)	2,460	2,417,491
4.25%, 09/01/23 (Call 06/01/23)	1,935	1,940,495
4.38%, 03/15/43	1,608	1,311,919
4.50%, 03/01/21	1,750	1,776,355
5.25%, 04/01/44 (Call 10/01/43)	3,933	3,704,886
5.85%, 09/01/43 (Call 03/01/43)	2,396	2,390,226
6.88%, 04/30/36	5,266	5,778,592
Walt Disney Co. (The)
1.85%, 07/30/26	1,055	923,558
1.95%, 03/04/20	375	369,889
2.15%, 09/17/20	1,925	1,886,288
2.30%, 02/12/21	940	921,031
2.35%, 12/01/22	2,977	2,857,354
2.45%, 03/04/22	1,110	1,078,676
2.75%, 08/16/21	1,260	1,241,213
2.95%, 06/15/27(b)	2,260	2,124,242
3.00%, 02/13/26	1,750	1,670,078
3.00%, 07/30/46	2,060	1,629,563
3.15%, 09/17/25	1,550	1,493,363
3.70%, 12/01/42	3,640	3,282,770
3.75%, 06/01/21	2,425	2,452,500
4.13%, 06/01/44(b)	2,410	2,330,109
4.38%, 08/16/41	1,530	1,518,984
7.00%, 03/01/32	1,300	1,700,582
Series E, 4.13%, 12/01/41	2,581	2,481,709
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	3,945	3,502,844
3.40%, 06/15/22	3,513	3,456,862
3.55%, 06/01/24 (Call 03/01/24)	2,572	2,470,920
3.60%, 07/15/25 (Call 04/15/25)	3,065	2,874,204
3.80%, 02/15/27 (Call 11/15/26)	3,075	2,869,037
3.88%, 01/15/26 (Call 10/15/25)	4,015	3,812,403
4.00%, 01/15/22	8,102	8,104,674
4.05%, 12/15/23	1,250	1,244,213
4.65%, 06/01/44 (Call 12/01/43)	1,650	1,414,100
4.70%, 01/15/21	4,260	4,343,666
4.75%, 03/29/21	1,587	1,623,120
4.85%, 07/15/45 (Call 01/15/45)	2,495	2,203,858
4.90%, 06/15/42	1,895	1,699,815
5.35%, 12/15/43	1,870	1,768,328
5.38%, 10/15/41	885	839,334

134

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.10%, 07/15/40	$1,567	$1,596,287
6.25%, 03/29/41	3,625	3,773,444

		475,352,996
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	335	329,995
2.50%, 01/15/23 (Call 10/15/22)	1,830	1,758,447
3.25%, 06/15/25 (Call 03/15/25)	2,500	2,410,000
3.90%, 01/15/43 (Call 07/15/42)	2,275	2,096,094
4.20%, 06/15/35 (Call 12/15/34)	1,850	1,811,761
4.38%, 06/15/45 (Call 12/15/44)	80	79,306
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	500	488,775
4.50%, 12/15/28 (Call 09/15/28)	750	735,615
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	855	752,007

		10,462,000
Mining — 0.2%
Barrick Gold Corp.
3.85%, 04/01/22	1,850	1,857,918
5.25%, 04/01/42	3,045	2,969,941
6.45%, 10/15/35	195	218,297
Barrick North America Finance LLC
5.70%, 05/30/41	1,049	1,084,267
5.75%, 05/01/43	2,403	2,488,547
7.50%, 09/15/38	765	909,187
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	2,694	2,824,417
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,935	2,890,887
3.85%, 09/30/23	2,600	2,653,482
4.13%, 02/24/42	6,390	6,044,812
5.00%, 09/30/43	5,959	6,297,948
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	560	555,850
3.70%, 03/15/23 (Call 12/15/22)	2,990	2,917,881
5.45%, 06/09/44 (Call 12/09/43)	1,085	1,053,394
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	150	128,906
5.13%, 09/01/21 (Call 06/01/21)	1,200	1,201,344
5.95%, 03/15/24 (Call 12/15/23)	550	551,650
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,650	2,603,387
4.88%, 03/15/42 (Call 09/15/41)	2,329	2,152,043
5.88%, 04/01/35	960	1,039,872
6.25%, 10/01/39	4,729	5,071,285
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	246,026
6.13%, 12/15/33	420	497,015
7.25%, 03/15/31	1,261	1,588,557
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,944	6,882,337
5.20%, 11/02/40	5,750	6,198,960
7.13%, 07/15/28	1,595	1,954,704
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,275	2,128,831
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,102,735
Southern Copper Corp.
3.50%, 11/08/22	2,679	2,599,755
3.88%, 04/23/25	768	721,774

Security	Par (000)	Value

Mining (continued)
5.25%, 11/08/42	$5,057	$4,644,602
5.88%, 04/23/45	2,455	2,431,309
6.75%, 04/16/40	4,200	4,511,178
7.50%, 07/27/35	3,228	3,685,053
Vale Canada Ltd., 7.20%, 09/15/32	250	272,880
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)	585	535,708
4.95%, 07/15/24 (Call 04/15/24)	161	156,241

		87,672,980
Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	390	377,204
3.63%, 03/15/23 (Call 02/15/23)	1,575	1,426,273
3.80%, 05/15/24	900	794,493
4.50%, 05/15/21	1,482	1,454,479
6.75%, 12/15/39(b)	2,690	2,400,691

		6,453,140
Oil & Gas — 1.5%
Anadarko Finance Co., 7.50%, 05/01/31	1,085	1,266,141
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,860	3,662,175
4.50%, 07/15/44 (Call 01/15/44)	4,795	4,075,798
4.85%, 03/15/21 (Call 02/15/21)	1,600	1,633,072
5.55%, 03/15/26 (Call 12/15/25)	1,545	1,604,637
6.20%, 03/15/40	859	894,348
6.45%, 09/15/36	4,296	4,585,679
6.60%, 03/15/46 (Call 09/15/45)	4,510	4,952,115
7.95%, 06/15/39	50	59,007
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)(b)	87	81,890
3.25%, 04/15/22 (Call 01/15/22)	4,460	4,350,329
3.63%, 02/01/21 (Call 11/01/20)	1,239	1,235,940
4.25%, 01/15/44 (Call 07/15/43)	1,985	1,604,019
4.38%, 10/15/28 (Call 07/15/28)	2,260	2,123,247
4.75%, 04/15/43 (Call 10/15/42)	7,720	6,628,238
5.10%, 09/01/40 (Call 03/01/40)	2,803	2,504,088
5.25%, 02/01/42 (Call 08/01/41)	170	154,906
6.00%, 01/15/37	1,523	1,553,673
7.75%, 12/15/29	1,575	1,877,384
BP Capital Markets America Inc.
3.79%, 02/06/24 (Call 01/06/24)	720	719,986
3.80%, 09/21/25 (Call 07/21/25)	1,450	1,431,687
3.94%, 09/21/28 (Call 06/21/28)	1,500	1,467,975
4.23%, 11/06/28 (Call 08/06/28)	1,000	1,003,200
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	3,465	3,341,750
2.32%, 02/13/20	5,565	5,503,228
2.50%, 11/06/22	3,635	3,479,386
2.52%, 01/15/20	2,063	2,047,981
2.52%, 09/19/22 (Call 08/19/22)	300	288,231
2.75%, 05/10/23	3,070	2,947,200
3.02%, 01/16/27 (Call 10/16/26)	4,260	3,921,628
3.06%, 03/17/22	4,165	4,095,361
3.12%, 05/04/26 (Call 02/04/26)	2,845	2,658,482
3.22%, 11/28/23 (Call 09/28/23)	3,695	3,607,576
3.22%, 04/14/24 (Call 02/14/24)	3,725	3,616,975
3.25%, 05/06/22	3,495	3,450,404
3.28%, 09/19/27 (Call 06/19/27)	2,075	1,942,200
3.51%, 03/17/25	2,305	2,245,623

135

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.54%, 11/04/24	$4,279	$4,193,249
3.56%, 11/01/21	4,265	4,258,944
3.59%, 04/14/27 (Call 01/14/27)	3,100	2,970,389
3.72%, 11/28/28 (Call 08/28/28)(b)	4,370	4,216,220
3.81%, 02/10/24	849	847,786
3.99%, 09/26/23	3,220	3,250,043
4.50%, 10/01/20	3,464	3,528,569
4.74%, 03/11/21	5,166	5,317,209
Burlington Resources Finance Co., 7.20%, 08/15/31	985	1,235,830
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	915	874,136
3.45%, 11/15/21 (Call 08/15/21)	1,105	1,091,121
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,175,789
3.85%, 06/01/27 (Call 03/01/27)	3,420	3,200,812
3.90%, 02/01/25 (Call 11/01/24)	2,755	2,649,456
4.95%, 06/01/47 (Call 12/01/46)	1,235	1,163,308
5.85%, 02/01/35	1,000	1,039,300
6.25%, 03/15/38	2,865	3,115,344
6.45%, 06/30/33	800	881,232
6.50%, 02/15/37	1,520	1,675,724
6.75%, 02/01/39	475	543,970
7.20%, 01/15/32	645	767,408
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,900	2,728,668
3.80%, 09/15/23 (Call 06/15/23)	800	761,712
4.25%, 04/15/27 (Call 01/15/27)	5,115	4,545,854
4.45%, 09/15/42 (Call 03/15/42)	1,075	794,640
5.25%, 06/15/37 (Call 12/15/36)	3,350	2,859,895
5.40%, 06/15/47 (Call 12/15/46)	2,700	2,251,287
6.75%, 11/15/39	3,355	3,242,306
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	5,085	5,015,030
1.99%, 03/03/20	150	147,969
2.10%, 05/16/21 (Call 04/15/21)	3,465	3,367,356
2.36%, 12/05/22 (Call 09/05/22)	5,100	4,873,458
2.41%, 03/03/22 (Call 01/03/22)	3,640	3,520,790
2.42%, 11/17/20 (Call 10/17/20)	4,708	4,637,804
2.43%, 06/24/20 (Call 05/24/20)	5,735	5,671,686
2.50%, 03/03/22 (Call 02/03/22)	1,650	1,601,259
2.57%, 05/16/23 (Call 03/16/23)	2,617	2,509,415
2.90%, 03/03/24 (Call 01/03/24)	725	699,089
2.95%, 05/16/26 (Call 02/16/26)	3,995	3,756,139
3.19%, 06/24/23 (Call 03/24/23)	7,370	7,238,814
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,034,392
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	725	667,950
4.38%, 06/01/24 (Call 02/20/24)	4,015	3,913,782
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	9,620	9,218,365
CNOOC Finance 2015 USA LLC
4.38%, 05/02/28	4,000	3,997,120
3.50%, 05/05/25	2,960	2,831,714
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	4,445	4,459,046
4.88%, 04/30/44	2,900	2,943,210
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	1,175	1,090,424
4.30%, 08/15/28 (Call 05/15/28)	2,875	2,777,537
4.38%, 01/15/25 (Call 01/15/20)	755	737,975
4.85%, 08/15/48 (Call 02/15/48)	3,225	2,988,575
4.88%, 10/01/47 (Call 04/01/47)	490	456,131

Security	Par (000)	Value

Oil & Gas (continued)
Conoco Funding Co., 7.25%, 10/15/31	$2,941	$3,700,484
ConocoPhillips
5.90%, 10/15/32	1,317	1,502,987
5.90%, 05/15/38	4,230	4,847,876
6.50%, 02/01/39	2,783	3,398,739
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	2,115	2,431,658
7.40%, 12/01/31	1,634	2,090,425
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	100	98,474
4.30%, 11/15/44 (Call 05/15/44)	3,270	3,120,855
4.95%, 03/15/26 (Call 12/15/25)	5,865	6,183,763
5.95%, 03/15/46 (Call 09/15/45)	709	839,435
ConocoPhillips Holding Co., 6.95%, 04/15/29	4,999	6,051,689
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	3,750	3,539,475
4.38%, 01/15/28 (Call 10/15/27)	3,600	3,392,388
4.50%, 04/15/23 (Call 01/15/23)	50	48,882
4.90%, 06/01/44 (Call 12/01/43)	2,400	2,110,464
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	3,818	3,690,784
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,657,255
4.75%, 05/15/42 (Call 11/15/41)	2,480	2,098,502
5.00%, 06/15/45 (Call 12/15/44)	4,021	3,505,910
5.60%, 07/15/41 (Call 01/15/41)	3,299	3,092,615
5.85%, 12/15/25 (Call 09/15/25)	1,526	1,600,591
7.95%, 04/15/32	100	119,049
Ecopetrol SA
4.13%, 01/16/25	6,081	5,712,248
5.38%, 06/26/26 (Call 03/26/26)	5,000	4,950,650
5.88%, 09/18/23	3,595	3,739,016
5.88%, 05/28/45	5,800	5,311,118
7.38%, 09/18/43	2,345	2,544,114
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,200	2,193,202
6.50%, 08/15/34	3,222	3,438,551
6.50%, 02/01/38	1,600	1,729,440
6.63%, 08/15/37	750	808,320
7.38%, 11/01/31	1,300	1,505,881
Eni USA Inc., 7.30%, 11/15/27	15	17,236
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,200	1,184,136
2.63%, 03/15/23 (Call 12/15/22)	2,571	2,449,752
3.15%, 04/01/25 (Call 01/01/25)	270	257,550
3.90%, 04/01/35 (Call 10/01/34)	1,635	1,524,899
4.10%, 02/01/21	2,988	3,017,701
4.15%, 01/15/26 (Call 10/15/25)	1,737	1,749,298
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,288,553
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	2,202	2,088,509
3.90%, 10/01/27 (Call 07/01/27)	3,400	2,971,498
4.88%, 11/15/21	7,242	7,333,973
Equinor ASA
2.45%, 01/17/23	4,225	4,053,338
2.65%, 01/15/24	2,530	2,417,997
2.75%, 11/10/21	1,610	1,583,548
2.90%, 11/08/20	825	820,133
3.15%, 01/23/22	7,095	7,025,753
3.25%, 11/10/24	252	246,496
3.63%, 09/10/28 (Call 06/10/28)	1,600	1,560,784

136

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.70%, 03/01/24	$3,528	$3,540,101
3.95%, 05/15/43	3,722	3,419,066
4.25%, 11/23/41	100	96,112
4.80%, 11/08/43	5,250	5,462,835
5.10%, 08/17/40	2,250	2,415,487
7.15%, 01/15/29	376	463,356
Series N, 7.75%, 06/15/23	650	758,336
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	4,626	4,561,005
2.22%, 03/01/21 (Call 02/01/21)	5,243	5,129,541
2.40%, 03/06/22 (Call 01/06/22)	5,018	4,863,145
2.71%, 03/06/25 (Call 12/06/24)	5,877	5,553,177
2.73%, 03/01/23 (Call 01/01/23)	497	482,125
3.04%, 03/01/26 (Call 12/01/25)	4,921	4,711,611
3.18%, 03/15/24 (Call 12/15/23)	1,725	1,698,763
3.57%, 03/06/45 (Call 09/06/44)	3,020	2,669,740
4.11%, 03/01/46 (Call 09/01/45)	6,241	6,012,080
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	890	822,930
4.30%, 04/01/27 (Call 01/01/27)	1,689	1,543,695
5.60%, 02/15/41	4,886	4,278,377
5.80%, 04/01/47 (Call 10/01/46)	2,010	1,801,885
6.00%, 01/15/40	1,660	1,528,727
7.13%, 03/15/33	1,155	1,216,966
7.30%, 08/15/31	1,856	2,041,192
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	3,542	3,643,655
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	924,787
4.00%, 04/15/24 (Call 01/15/24)	1,415	1,381,606
6.80%, 09/15/37	1,015	1,189,062
7.25%, 12/15/19	3,431	3,544,841
Kerr-McGee Corp.
6.95%, 07/01/24	2,373	2,625,843
7.88%, 09/15/31	435	522,235
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,955	1,924,131
2.80%, 11/01/22 (Call 08/01/22)	4,575	4,258,501
3.85%, 06/01/25 (Call 03/01/25)	4,305	4,027,844
4.40%, 07/15/27 (Call 04/15/27)	2,025	1,937,135
5.20%, 06/01/45 (Call 12/01/44)	1,335	1,248,652
6.60%, 10/01/37	2,141	2,314,057
6.80%, 03/15/32	25	27,708
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	2,065	2,056,100
3.63%, 09/15/24 (Call 06/15/24)	1,406	1,349,929
3.80%, 04/01/28 (Call 01/01/28)(f)	1,465	1,348,225
4.50%, 04/01/48 (Call 10/01/47)(f)	810	688,208
4.75%, 12/15/23 (Call 10/15/23)(f)	1,300	1,329,640
4.75%, 09/15/44 (Call 03/15/44)	1,755	1,565,091
5.00%, 09/15/54 (Call 03/15/54)	715	633,454
5.13%, 03/01/21	4,742	4,878,001
5.13%, 12/15/26 (Call 09/15/26)(f)	750	755,280
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,718,951
6.50%, 03/01/41 (Call 09/01/40)	2,775	3,025,638
Nexen Energy ULC
6.40%, 05/15/37	4,174	4,937,592
7.50%, 07/30/39	3,450	4,610,407
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	383	348,293
3.90%, 11/15/24 (Call 08/15/24)	266	255,309

Security	Par (000)	Value

Oil & Gas (continued)
4.15%, 12/15/21 (Call 09/15/21)	$3,661	$3,662,098
4.95%, 08/15/47 (Call 02/15/47)	2,000	1,709,360
5.05%, 11/15/44 (Call 05/15/44)	1,676	1,448,617
5.25%, 11/15/43 (Call 05/15/43)	1,722	1,539,675
6.00%, 03/01/41 (Call 09/01/40)	4,320	4,190,702
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	2,384	2,306,329
2.70%, 02/15/23 (Call 08/15/22)	1,739	1,665,579
3.00%, 02/15/27 (Call 11/15/26)	1,625	1,513,265
3.13%, 02/15/22 (Call 11/15/21)	2,500	2,473,675
3.40%, 04/15/26 (Call 01/15/26)	3,010	2,902,302
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,374,450
4.10%, 02/15/47 (Call 08/15/46)	2,510	2,276,344
4.20%, 03/15/48 (Call 09/15/47)	573	529,234
4.40%, 04/15/46 (Call 10/15/45)	3,755	3,560,303
4.63%, 06/15/45 (Call 12/15/44)	2,490	2,440,349
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,926	1,950,210
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	315	285,141
Petro-Canada
5.35%, 07/15/33	125	130,180
5.95%, 05/15/35	2,260	2,460,078
6.80%, 05/15/38	3,320	3,847,747
Petroleos Mexicanos
3.50%, 01/30/23	9,010	8,120,803
4.25%, 01/15/25	2,775	2,418,329
4.50%, 01/23/26	9,470	8,116,263
4.63%, 09/21/23	10,530	9,789,636
4.88%, 01/24/22	9,345	9,020,822
4.88%, 01/18/24	6,145	5,677,304
5.35%, 02/12/28(f)	415	357,186
5.38%, 03/13/22	1,425	1,395,317
5.50%, 01/21/21	10,614	10,561,461
5.50%, 06/27/44	6,885	5,175,523
5.63%, 01/23/46	6,975	5,242,689
6.00%, 03/05/20	2,527	2,554,317
6.35%, 02/12/48(f)	5,100	4,064,802
6.38%, 02/04/21	2,170	2,192,286
6.38%, 01/23/45	7,755	6,239,363
6.50%, 03/13/27	3,735	3,493,271
6.50%, 01/23/29(f)	1,000	919,080
6.50%, 06/02/41	12,494	10,327,041
6.63%, 06/15/35	8,169	7,092,162
6.63%, 06/15/38	2,950	2,524,049
6.75%, 09/21/47	10,651	8,821,158
6.88%, 08/04/26	11,760	11,296,303
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)	1,350	1,278,140
4.30%, 04/01/22	6,073	6,174,662
4.65%, 11/15/34 (Call 05/15/34)	1,471	1,408,483
4.88%, 11/15/44 (Call 05/15/44)	4,120	3,911,569
5.88%, 05/01/42	4,705	5,052,323
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,796,697
3.95%, 07/15/22 (Call 04/15/22)	4,855	4,827,958
4.45%, 01/15/26 (Call 10/15/25)	1,445	1,449,581
Shell International Finance BV
1.75%, 09/12/21	2,269	2,172,636
1.88%, 05/10/21	4,870	4,698,771
2.13%, 05/11/20	5,926	5,836,577

137

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 11/10/20	$1,505	$1,476,766
2.25%, 01/06/23	2,540	2,417,851
2.38%, 08/21/22	4,810	4,625,392
2.50%, 09/12/26	4,815	4,376,016
2.88%, 05/10/26	2,700	2,529,414
3.25%, 05/11/25	6,738	6,517,802
3.40%, 08/12/23	2,125	2,113,397
3.50%, 11/13/23 (Call 10/13/23)	2,000	1,992,140
3.63%, 08/21/42	2,225	1,978,248
3.75%, 09/12/46	3,077	2,744,930
3.88%, 11/13/28 (Call 08/23/28)	1,840	1,837,479
4.00%, 05/10/46	3,982	3,693,385
4.13%, 05/11/35	6,867	6,662,157
4.38%, 03/25/20	3,155	3,202,924
4.38%, 05/11/45	8,895	8,782,478
4.55%, 08/12/43	6,545	6,578,576
5.50%, 03/25/40	1,949	2,199,700
6.38%, 12/15/38	3,904	4,833,191
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	2,680	2,595,607
4.00%, 11/15/47 (Call 05/15/47)	170	145,022
5.95%, 12/01/34	1,600	1,753,568
6.50%, 06/15/38	4,773	5,435,492
6.85%, 06/01/39	2,451	2,895,513
Tosco Corp., 8.13%, 02/15/30	725	951,033
Total Capital Canada Ltd., 2.75%, 07/15/23	1,177	1,133,616
Total Capital International SA
2.70%, 01/25/23	3,300	3,188,625
2.75%, 06/19/21	3,920	3,862,964
2.88%, 02/17/22	4,235	4,148,055
3.70%, 01/15/24	125	125,475
3.75%, 04/10/24	3,900	3,914,118
Total Capital SA
4.13%, 01/28/21	250	254,018
4.25%, 12/15/21	10	10,219
4.45%, 06/24/20	3,422	3,482,706
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	5,255	4,781,735
3.65%, 03/15/25	907	862,412
4.35%, 06/01/28 (Call 03/01/28)	2,235	2,144,170
4.90%, 03/15/45	965	887,993
6.13%, 02/01/20	1,569	1,613,936
6.63%, 06/15/37	5,956	6,576,615
7.50%, 04/15/32	1,140	1,377,758
10.50%, 03/15/39	325	488,173
XTO Energy Inc., 6.75%, 08/01/37	525	674,809

		827,874,889
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,500	3,420,725
5.13%, 09/15/40	1,270	1,209,929
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	3,185	3,009,538
3.34%, 12/15/27 (Call 09/15/27)	1,010	906,818
4.08%, 12/15/47 (Call 06/15/47)	2,039	1,654,343
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	407	402,084
3.50%, 08/01/23 (Call 05/01/23)	2,733	2,677,056
3.80%, 11/15/25 (Call 08/15/25)	3,211	3,083,909

Security	Par (000)	Value

Oil & Gas Services (continued)
4.50%, 11/15/41 (Call 05/15/41)	$2,246	$2,023,354
4.75%, 08/01/43 (Call 02/01/43)	2,016	1,869,880
4.85%, 11/15/35 (Call 05/15/35)	2,124	2,075,743
5.00%, 11/15/45 (Call 05/15/45)	6,378	6,138,442
6.70%, 09/15/38	1,425	1,644,906
7.45%, 09/15/39	2,643	3,286,808
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	5,890	5,532,241
3.95%, 12/01/42 (Call 06/01/42)	2,580	2,065,729
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	4,020	3,994,955
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	1,984,185

		46,980,645
Packaging & Containers — 0.1%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,075	968,263
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,527,420
Packaging Corp. of America
2.45%, 12/15/20	100	97,738
3.40%, 12/15/27 (Call 09/15/27)	3,725	3,406,363
3.65%, 09/15/24 (Call 06/15/24)	910	887,241
3.90%, 06/15/22 (Call 03/15/22)	750	752,858
4.50%, 11/01/23 (Call 08/01/23)	2,250	2,295,697
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	831,250
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,267,594
Westrock Co.
4.65%, 03/15/26 (Call 01/15/26)(f)	1,170	1,178,939
4.90%, 03/15/29 (Call 12/15/28)(f)	2,000	2,008,140
WestRock MWV LLC
7.95%, 02/15/31	1,095	1,378,397
8.20%, 01/15/30	290	366,021
WestRock RKT Co.
3.50%, 03/01/20	500	498,745
4.00%, 03/01/23 (Call 12/01/22)	900	894,915
4.90%, 03/01/22	2,075	2,133,453
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(f)	1,428	1,316,516
3.38%, 09/15/27 (Call 06/15/27)(f)	360	324,659
3.75%, 03/15/25 (Call 01/15/25)(f)	480	459,979
4.00%, 03/15/28 (Call 12/15/27)(f)	50	47,167

		24,641,355
Pharmaceuticals — 1.3%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,530	1,479,219
2.50%, 05/14/20 (Call 04/14/20)	7,215	7,109,661
2.85%, 05/14/23 (Call 03/14/23)	5,580	5,316,401
2.90%, 11/06/22	7,903	7,612,170
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,377,855
3.20%, 05/14/26 (Call 02/14/26)	4,840	4,445,346
3.38%, 11/14/21	1,950	1,931,592
3.60%, 05/14/25 (Call 02/14/25)	4,809	4,597,067
3.75%, 11/14/23 (Call 10/14/23)	2,000	1,968,120
4.25%, 11/14/28 (Call 08/14/28)	2,695	2,580,355
4.30%, 05/14/36 (Call 11/14/35)	2,510	2,237,866
4.40%, 11/06/42	5,574	4,846,872
4.45%, 05/14/46 (Call 11/14/45)	4,490	3,861,131
4.50%, 05/14/35 (Call 11/14/34)	10,645	9,750,075

138

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 05/14/45 (Call 11/14/44)	$6,770	$6,079,663
4.88%, 11/14/48 (Call 05/14/48)	1,915	1,748,644
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	4,343	4,203,763
4.63%, 10/01/42 (Call 04/01/42)	325	300,807
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	9,193	9,134,349
3.45%, 03/15/22 (Call 01/15/22)	6,295	6,152,796
3.80%, 03/15/25 (Call 12/15/24)	11,032	10,588,403
3.85%, 06/15/24 (Call 03/15/24)	3,560	3,449,248
4.55%, 03/15/35 (Call 09/15/34)	6,474	6,000,427
4.75%, 03/15/45 (Call 09/15/44)	3,500	3,241,595
4.85%, 06/15/44 (Call 12/15/43)	5,505	5,117,558
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	2,530	2,393,962
3.38%, 09/15/20	3,422	3,408,962
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	2,850	2,728,305
3.45%, 12/15/27 (Call 09/15/27)	1,050	963,711
3.50%, 11/15/21 (Call 08/15/21)	5,655	5,627,799
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,036,583
4.30%, 12/15/47 (Call 06/15/47)	1,366	1,146,607
AstraZeneca PLC
2.38%, 11/16/20	3,815	3,736,182
2.38%, 06/12/22 (Call 05/12/22)	1,922	1,830,955
3.13%, 06/12/27 (Call 03/12/27)	2,048	1,878,999
3.38%, 11/16/25	7,265	6,917,660
3.50%, 08/17/23 (Call 07/17/23)	1,550	1,516,473
4.00%, 01/17/29 (Call 10/17/28)	775	753,354
4.00%, 09/18/42	2,650	2,345,647
4.38%, 11/16/45	4,989	4,651,494
6.45%, 09/15/37	8,512	10,008,920
Bristol-Myers Squibb Co.
2.00%, 08/01/22	5,716	5,461,009
3.25%, 11/01/23	2,150	2,123,512
3.25%, 02/27/27	1,755	1,684,379
3.25%, 08/01/42	2,428	2,053,408
4.50%, 03/01/44 (Call 09/01/43)	170	173,840
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	2,790	2,665,399
3.08%, 06/15/24 (Call 04/15/24)	1,600	1,504,672
3.20%, 06/15/22	1,600	1,558,128
3.41%, 06/15/27 (Call 03/15/27)	2,665	2,397,621
3.50%, 11/15/24 (Call 08/15/24)	1,200	1,138,872
3.75%, 09/15/25 (Call 06/15/25)	2,290	2,183,469
4.37%, 06/15/47 (Call 12/15/46)	2,920	2,420,096
4.50%, 11/15/44 (Call 05/15/44)	640	534,592
4.60%, 03/15/43	1,488	1,292,700
4.90%, 09/15/45 (Call 03/15/45)	1,312	1,176,680
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,135	3,009,631
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,664,359
2.80%, 07/20/20 (Call 06/20/20)	6,375	6,294,229
2.88%, 06/01/26 (Call 03/01/26)	700	631,358
3.13%, 03/09/20	90	89,552
3.35%, 03/09/21	5,214	5,172,862
3.38%, 08/12/24 (Call 05/12/24)	3,843	3,677,444
3.50%, 07/20/22 (Call 05/20/22)	7,574	7,472,736
3.70%, 03/09/23 (Call 02/09/23)	22,466	22,104,297
3.88%, 07/20/25 (Call 04/20/25)	12,425	12,064,799

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 12/05/23 (Call 09/05/23)	$3,300	$3,274,491
4.10%, 03/25/25 (Call 01/25/25)	1,775	1,748,890
4.13%, 05/15/21 (Call 02/15/21)	775	780,929
4.30%, 03/25/28 (Call 12/25/27)	29,125	28,305,714
4.75%, 12/01/22 (Call 09/01/22)	975	1,000,184
4.78%, 03/25/38 (Call 09/25/37)	7,650	7,304,143
4.88%, 07/20/35 (Call 01/20/35)	7,380	7,161,331
5.05%, 03/25/48 (Call 09/25/47)	20,675	20,119,669
5.13%, 07/20/45 (Call 01/20/45)	9,076	8,855,453
5.30%, 12/05/43 (Call 06/05/43)	1,335	1,333,211
6.13%, 09/15/39	505	548,940
Eli Lilly & Co.
2.35%, 05/15/22	285	276,635
2.75%, 06/01/25 (Call 03/01/25)	1,225	1,162,133
3.10%, 05/15/27 (Call 02/15/27)	2,688	2,571,663
3.70%, 03/01/45 (Call 09/01/44)	2,215	2,014,897
3.95%, 05/15/47 (Call 11/15/46)	1,965	1,844,683
5.50%, 03/15/27	700	783,041
5.55%, 03/15/37	3,348	3,832,255
Express Scripts Holding Co.
2.60%, 11/30/20	150	146,859
3.00%, 07/15/23 (Call 05/15/23)	1,140	1,085,782
3.05%, 11/30/22 (Call 10/30/22)	2,934	2,851,760
3.30%, 02/25/21 (Call 01/25/21)	722	715,401
3.40%, 03/01/27 (Call 12/01/26)	3,880	3,572,626
3.50%, 06/15/24 (Call 03/15/24)	1,500	1,453,035
3.90%, 02/15/22	5,554	5,556,277
4.50%, 02/25/26 (Call 11/27/25)	6,955	7,002,850
4.75%, 11/15/21	3,483	3,573,732
4.80%, 07/15/46 (Call 01/15/46)	2,010	1,891,933
6.13%, 11/15/41	2,070	2,289,606
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	6,701	6,455,609
3.38%, 05/15/23	1,000	990,380
3.63%, 05/15/25	830	825,311
3.88%, 05/15/28	1,000	997,600
4.20%, 03/18/43	1,390	1,353,276
5.38%, 04/15/34	270	300,367
6.38%, 05/15/38	8,150	10,031,427
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	9,320	9,084,763
3.13%, 05/14/21	1,000	994,720
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,891	2,805,253
1.88%, 12/05/19	75	74,313
1.95%, 11/10/20	2,885	2,826,117
2.05%, 03/01/23 (Call 01/01/23)	1,900	1,818,604
2.25%, 03/03/22 (Call 02/03/22)	550	535,343
2.45%, 12/05/21	1,540	1,510,340
2.45%, 03/01/26 (Call 12/01/25)	9,936	9,239,288
2.63%, 01/15/25 (Call 11/15/24)	1,269	1,208,761
2.90%, 01/15/28 (Call 10/15/27)	1,125	1,059,334
2.95%, 09/01/20	1,030	1,029,578
2.95%, 03/03/27 (Call 12/03/26)	698	665,969
3.38%, 12/05/23	4,100	4,164,042
3.40%, 01/15/38 (Call 07/15/37)	1,275	1,162,137
3.50%, 01/15/48 (Call 07/15/47)	3,983	3,553,752
3.55%, 05/15/21(b)	1,750	1,775,480
3.55%, 03/01/36 (Call 09/01/35)	4,175	3,901,746
3.63%, 03/03/37 (Call 09/03/36)	3,155	2,968,918

139

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$7,448	$6,904,966
3.75%, 03/03/47 (Call 09/03/46)	2,265	2,115,736
4.38%, 12/05/33 (Call 06/05/33)	3,055	3,235,001
4.50%, 09/01/40	760	793,166
4.50%, 12/05/43 (Call 06/05/43)	563	589,084
4.85%, 05/15/41	1,100	1,202,179
4.95%, 05/15/33	125	139,294
5.85%, 07/15/38	215	262,928
5.95%, 08/15/37	3,985	4,876,923
6.95%, 09/01/29	540	692,221
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,091,763
2.85%, 03/15/23 (Call 12/15/22)	3,090	2,950,548
3.65%, 11/30/20	1,000	998,890
3.80%, 03/15/24 (Call 12/15/23)	3,248	3,176,447
3.95%, 02/16/28 (Call 11/16/27)	1,150	1,090,833
4.75%, 05/30/29 (Call 02/28/29)	2,000	1,991,540
4.88%, 03/15/44 (Call 09/15/43)	70	66,171
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,473	2,453,092
4.13%, 11/15/25 (Call 08/15/25)	970	977,042
4.60%, 06/01/44 (Call 12/01/43)	2,598	2,575,423
5.90%, 11/01/39	2,200	2,527,030
Medco Health Solutions Inc., 4.13%, 09/15/20	510	513,555
Merck & Co. Inc.
1.85%, 02/10/20	1,300	1,281,111
2.35%, 02/10/22	1,240	1,198,274
2.40%, 09/15/22 (Call 03/15/22)	1,482	1,427,714
2.75%, 02/10/25 (Call 11/10/24)	7,275	6,935,185
2.80%, 05/18/23	10,821	10,530,889
3.60%, 09/15/42 (Call 03/15/42)	700	642,859
3.70%, 02/10/45 (Call 08/10/44)	5,915	5,490,185
3.88%, 01/15/21 (Call 10/15/20)	6,347	6,439,539
4.15%, 05/18/43	4,956	4,928,593
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(f)	1,050	978,716
5.20%, 04/15/48 (Call 10/15/47)(f)	200	169,988
5.40%, 11/29/43 (Call 05/29/43)	4,070	3,605,369
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	868	846,864
3.95%, 06/15/26 (Call 03/15/26)	7,095	6,515,622
5.25%, 06/15/46 (Call 12/15/45)	3,615	3,066,821
Novartis Capital Corp.
1.80%, 02/14/20	1,525	1,501,972
2.40%, 05/17/22 (Call 04/17/22)	3,350	3,244,307
2.40%, 09/21/22	4,710	4,535,730
3.00%, 11/20/25 (Call 08/20/25)	2,340	2,222,485
3.10%, 05/17/27 (Call 02/17/27)	3,490	3,324,644
3.40%, 05/06/24	4,273	4,221,211
3.70%, 09/21/42	2,048	1,897,554
4.00%, 11/20/45 (Call 05/20/45)	3,690	3,530,740
4.40%, 05/06/44	6,568	6,679,131
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,633	1,604,961
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,334,620
4.38%, 03/15/26 (Call 12/15/25)	2,925	2,793,726
4.90%, 12/15/44 (Call 06/15/44)	2,685	2,352,275
Pfizer Inc.
1.95%, 06/03/21	2,825	2,744,290
2.20%, 12/15/21	3,670	3,565,185

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 06/03/26	$4,880	$4,584,272
3.00%, 09/15/21	1,475	1,471,136
3.00%, 06/15/23	2,362	2,323,452
3.00%, 12/15/26	4,313	4,104,941
3.20%, 09/15/23 (Call 08/15/23)	1,500	1,486,155
3.40%, 05/15/24	2,755	2,740,536
3.60%, 09/15/28 (Call 06/15/28)	1,000	982,840
4.00%, 12/15/36	2,380	2,301,127
4.10%, 09/15/38 (Call 03/15/38)	500	490,015
4.13%, 12/15/46	4,275	4,135,293
4.20%, 09/15/48 (Call 03/15/48)	50	48,744
4.30%, 06/15/43	4,840	4,798,037
4.40%, 05/15/44	3,815	3,840,446
5.20%, 08/12/20	2,000	2,067,760
5.60%, 09/15/40	1,000	1,157,490
5.80%, 08/12/23	200	219,958
7.20%, 03/15/39	6,995	9,533,625
Pharmacia LLC, 6.60%, 12/01/28	2,930	3,510,257
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,500	2,483,525
3.63%, 06/19/28 (Call 03/19/28)	2,500	2,469,125
4.00%, 03/29/21	2,743	2,784,227
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	6,619	6,344,576
2.88%, 09/23/23 (Call 07/23/23)	5,350	5,011,559
3.20%, 09/23/26 (Call 06/23/26)	8,969	8,075,329
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(f)	2,500	2,519,800
5.00%, 11/26/28 (Call 08/26/28)(f)	2,500	2,526,800
Wyeth LLC
5.95%, 04/01/37	3,895	4,630,765
6.00%, 02/15/36	960	1,145,453
6.45%, 02/01/24	1,550	1,750,384
6.50%, 02/01/34	918	1,125,955
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	2,190	2,004,551
3.25%, 08/20/21	1,675	1,662,823
3.25%, 02/01/23 (Call 11/01/22)	2,771	2,708,265
3.45%, 11/13/20 (Call 10/13/20)	1,070	1,069,797
3.90%, 08/20/28 (Call 05/20/28)	910	885,785
3.95%, 09/12/47 (Call 03/12/47)	1,025	900,340
4.50%, 11/13/25 (Call 08/13/25)	1,865	1,909,536
4.70%, 02/01/43 (Call 08/01/42)	4,845	4,796,065

		709,451,927
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	325	313,843
4.25%, 12/01/27 (Call 09/01/27)	870	811,301
5.20%, 12/01/47 (Call 06/01/47)	1,380	1,234,120
5.25%, 01/15/25 (Call 01/15/21)	1,670	1,694,950
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,510	4,313,364
4.45%, 07/15/27 (Call 04/15/27)	1,935	1,800,576
4.95%, 12/15/24 (Call 09/15/24)	125	125,623
5.95%, 06/01/26 (Call 03/01/26)	1,285	1,314,966
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,790	1,600,170
4.13%, 12/01/27 (Call 09/01/27)	50	44,706
4.15%, 07/01/23 (Call 04/01/23)	2,225	2,136,801
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,179,252

140

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 02/01/21 (Call 11/01/20)	$4,105	$4,148,226
5.60%, 10/15/44 (Call 04/15/44)	1,115	982,382
5.85%, 11/15/43 (Call 05/15/43)	1,490	1,350,268
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,308	4,320,235
5.80%, 06/01/45 (Call 12/01/44)	1,075	1,117,871
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	641,335
8.63%, 01/15/22	1,635	1,840,062
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	829	792,897
4.40%, 03/15/27 (Call 12/15/26)	825	758,835
4.95%, 05/15/28 (Call 02/15/28)	1,505	1,427,207
5.00%, 05/15/44 (Call 11/15/43)	120	98,900
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,915,523
4.38%, 10/15/20 (Call 09/15/20)	1,750	1,765,627
5.20%, 03/15/20	625	637,412
5.50%, 09/15/40 (Call 03/15/40)	535	524,295
5.88%, 10/15/25 (Call 07/15/25)	3,550	3,783,732
7.38%, 10/15/45 (Call 04/15/45)	1,500	1,823,775
Series B, 7.50%, 04/15/38	1,165	1,403,895
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	712	685,150
3.50%, 06/10/24 (Call 03/10/24)	2,065	1,982,379
3.70%, 07/15/27 (Call 04/15/27)(b)	1,675	1,566,527
4.00%, 10/01/23 (Call 07/01/23)	200	198,768
4.25%, 12/01/26 (Call 09/01/26)	1,858	1,812,943
4.50%, 06/10/44 (Call 12/10/43)	1,890	1,687,505
5.50%, 12/01/46 (Call 05/29/46)	2,505	2,565,471
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	3,080	2,969,859
4.05%, 03/15/25 (Call 12/15/24)	2,315	2,189,921
4.15%, 10/01/20 (Call 08/01/20)	2,878	2,883,526
4.65%, 06/01/21 (Call 03/01/21)	2,813	2,840,849
4.75%, 01/15/26 (Call 10/15/25)	3,863	3,739,732
4.90%, 02/01/24 (Call 11/01/23)	2,385	2,390,676
4.90%, 03/15/35 (Call 09/15/34)	1,750	1,517,670
4.95%, 06/15/28 (Call 03/15/28)	2,400	2,328,432
5.15%, 02/01/43 (Call 08/01/42)	1,115	938,618
5.15%, 03/15/45 (Call 09/15/44)	4,365	3,728,452
5.20%, 02/01/22 (Call 11/01/21)	4,741	4,853,457
5.30%, 04/15/47 (Call 10/15/46)	918	797,650
5.95%, 10/01/43 (Call 04/01/43)	25	23,258
6.05%, 06/01/41 (Call 12/01/40)	560	529,284
6.13%, 12/15/45 (Call 06/15/45)	4,652	4,432,193
6.50%, 02/01/42 (Call 08/01/41)	5,525	5,538,149
6.63%, 10/15/36	230	236,399
7.50%, 07/01/38	1,675	1,833,874
7.60%, 02/01/24 (Call 11/01/23)	760	838,713
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	150	141,921
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	3,500	3,353,875
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,000	980,800
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	321,656
5.00%, 10/01/22 (Call 07/01/22)	3,247	3,306,258
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,299,590
5.88%, 03/01/22 (Call 01/01/22)	3,050	3,166,510

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 02/15/21	$1,170	$1,148,051
2.85%, 04/15/21 (Call 03/15/21)	1,460	1,433,735
3.35%, 03/15/23 (Call 12/15/22)	4,475	4,372,612
3.50%, 02/01/22	2,000	1,985,400
3.70%, 02/15/26 (Call 11/15/25)	3,224	3,102,294
3.75%, 02/15/25 (Call 11/15/24)	3,785	3,689,315
3.90%, 02/15/24 (Call 11/15/23)	3,680	3,656,890
3.95%, 02/15/27 (Call 11/15/26)	965	936,629
4.05%, 02/15/22	182	183,167
4.15%, 10/16/28 (Call 07/16/28)	2,500	2,440,100
4.25%, 02/15/48 (Call 08/15/47)	3,500	3,034,605
4.45%, 02/15/43 (Call 08/15/42)	1,280	1,140,531
4.80%, 02/01/49 (Call 08/01/48)	1,135	1,071,395
4.85%, 08/15/42 (Call 02/15/42)	5,813	5,472,765
4.85%, 03/15/44 (Call 09/15/43)	5,316	5,007,619
4.90%, 05/15/46 (Call 11/15/45)	2,765	2,643,285
4.95%, 10/15/54 (Call 04/15/54)	175	160,706
5.10%, 02/15/45 (Call 08/15/44)	5,978	5,845,408
5.20%, 09/01/20	662	679,742
5.25%, 01/31/20	1,520	1,548,181
5.70%, 02/15/42	380	401,386
5.95%, 02/01/41	2,080	2,234,419
6.13%, 10/15/39	1,545	1,685,487
6.45%, 09/01/40	1,050	1,189,366
7.55%, 04/15/38	410	518,744
Series D, 6.88%, 03/01/33	265	315,912
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)(d)	250	212,438
Series H, 6.65%, 10/15/34	2,225	2,591,457
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	1,790	1,699,301
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	200	196,464
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,749	1,696,862
3.50%, 03/01/21 (Call 01/01/21)	2,735	2,707,705
3.50%, 09/01/23 (Call 06/01/23)	3,350	3,228,294
3.95%, 09/01/22 (Call 06/01/22)	504	499,378
4.15%, 02/01/24 (Call 11/01/23)	3,008	2,964,143
4.25%, 09/01/24 (Call 06/01/24)	125	123,289
4.30%, 05/01/24 (Call 02/01/24)	1,110	1,097,246
4.70%, 11/01/42 (Call 05/01/42)	205	176,329
5.00%, 10/01/21 (Call 07/01/21)	1,989	2,032,499
5.00%, 08/15/42 (Call 02/15/42)	205	182,967
5.00%, 03/01/43 (Call 09/01/42)	680	607,750
5.30%, 09/15/20	2,835	2,908,200
5.40%, 09/01/44 (Call 03/01/44)	2,505	2,346,985
5.50%, 03/01/44 (Call 09/01/43)	2,270	2,145,831
5.63%, 09/01/41	2,400	2,292,312
5.80%, 03/15/35	235	235,853
6.38%, 03/01/41	375	387,158
6.50%, 04/01/20	1,967	2,041,628
6.50%, 02/01/37	200	211,310
6.50%, 09/01/39	930	978,964
6.55%, 09/15/40	915	970,074
6.85%, 02/15/20	975	1,011,689
6.95%, 01/15/38	3,780	4,186,199
7.30%, 08/15/33	570	648,307
7.40%, 03/15/31	325	375,772
7.50%, 11/15/40	1,167	1,333,087

141

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	$2,350	$2,335,054
3.15%, 01/15/23 (Call 12/15/22)	1,808	1,730,636
4.30%, 06/01/25 (Call 03/01/25)	5,500	5,373,555
4.30%, 03/01/28 (Call 12/01/27)	1,660	1,596,688
5.05%, 02/15/46 (Call 08/15/45)	3,846	3,481,707
5.30%, 12/01/34 (Call 06/01/34)	8,242	7,938,365
5.55%, 06/01/45 (Call 12/01/44)	5,968	5,806,924
7.75%, 01/15/32	1,285	1,526,798
7.80%, 08/01/31	650	777,510
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	187,480
4.20%, 12/01/42 (Call 06/01/42)	400	341,012
4.20%, 03/15/45 (Call 09/15/44)	225	195,228
4.20%, 10/03/47 (Call 04/03/47)	1,725	1,498,421
4.25%, 02/01/21	2,000	2,017,820
4.25%, 09/15/46 (Call 03/15/46)	635	558,895
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,586,475
5.15%, 10/15/43 (Call 04/15/43)	710	696,595
6.40%, 05/01/37	1,150	1,303,617
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,075	1,996,171
4.00%, 02/15/25 (Call 11/15/24)	700	670,362
4.00%, 03/15/28 (Call 12/15/27)	3,050	2,824,544
4.13%, 03/01/27 (Call 12/01/26)	1,190	1,116,791
4.50%, 07/15/23 (Call 04/15/23)	2,569	2,574,832
4.50%, 04/15/38 (Call 10/15/37)	680	585,575
4.70%, 04/15/48 (Call 10/15/47)	1,640	1,387,424
4.80%, 02/15/29 (Call 11/15/28)	2,795	2,741,895
4.88%, 12/01/24 (Call 09/01/24)	5,318	5,382,667
4.88%, 06/01/25 (Call 03/01/25)	1,862	1,872,818
4.90%, 04/15/58 (Call 10/15/57)	50	41,362
5.20%, 03/01/47 (Call 09/01/46)	3,236	2,940,165
5.50%, 02/15/23 (Call 08/15/19)	3,402	3,465,379
5.50%, 02/15/49 (Call 08/15/48)	4,110	3,918,638
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(f)	2,145	2,046,523
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	2,150	2,019,495
4.25%, 02/01/22 (Call 11/02/21)	50	50,090
4.95%, 07/13/47 (Call 01/06/47)	1,425	1,275,076
5.20%, 07/15/48 (Call 01/15/48)	550	511,802
7.50%, 09/01/23 (Call 06/01/23)	150	169,263
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	6,150	5,945,512
4.90%, 03/15/25 (Call 12/15/24)	861	871,039
6.13%, 02/01/41 (Call 08/01/40)	4,025	4,067,464
6.20%, 09/15/43 (Call 03/15/43)	100	102,636
6.65%, 10/01/36	1,150	1,251,338
6.85%, 10/15/37	1,500	1,625,700
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	750	741,840
3.61%, 02/15/25 (Call 11/15/24)	250	237,448
3.75%, 03/01/28 (Call 01/01/27)	6,611	6,094,152
4.68%, 02/15/45 (Call 08/15/44)	785	687,205
4.90%, 10/01/46 (Call 04/01/46)	50	45,448
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,399	1,379,778
2.85%, 01/31/23 (Call 10/31/22)	825	769,304
3.60%, 11/01/24 (Call 08/01/24)	3,843	3,597,010

Security	Par (000)	Value

Pipelines (continued)
3.65%, 06/01/22 (Call 03/01/22)	$2,668	$2,606,262
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,639,531
4.30%, 01/31/43 (Call 07/31/42)	590	457,439
4.50%, 12/15/26 (Call 09/15/26)	1,250	1,190,737
4.65%, 10/15/25 (Call 07/15/25)	2,075	2,010,799
4.70%, 06/15/44 (Call 12/15/43)	1,471	1,215,031
4.90%, 02/15/45 (Call 08/15/44)	2,185	1,852,465
5.00%, 02/01/21 (Call 11/01/20)	3,760	3,812,339
5.15%, 06/01/42 (Call 12/01/41)	2,155	1,864,377
6.65%, 01/15/37	1,009	1,037,545
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,435	1,348,455
5.00%, 03/15/27 (Call 09/15/26)	5,855	5,859,157
5.63%, 02/01/21 (Call 11/01/20)	7,575	7,794,372
5.63%, 04/15/23 (Call 01/15/23)	4,725	4,929,876
5.63%, 03/01/25 (Call 12/01/24)	6,228	6,493,313
5.75%, 05/15/24 (Call 02/15/24)	5,955	6,267,280
5.88%, 06/30/26 (Call 12/31/25)	4,836	5,091,438
6.25%, 03/15/22 (Call 12/15/21)	3,475	3,658,376
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	930	1,170,954
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,865	2,895,512
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,260	2,077,460
3.50%, 03/15/25 (Call 12/15/24)	2,410	2,253,229
4.50%, 03/15/45 (Call 09/15/44)	3,713	3,240,372
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,059,401
4.75%, 03/15/24 (Call 12/15/23)	760	770,017
5.95%, 09/25/43 (Call 03/25/43)	900	958,095
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,120	2,034,161
3.90%, 07/15/26 (Call 04/15/26)	1,490	1,359,461
4.00%, 10/01/27 (Call 07/01/27)	1,793	1,629,729
4.40%, 04/01/21 (Call 03/01/21)	10	10,062
4.65%, 02/15/22	2,486	2,511,556
5.30%, 04/01/44 (Call 10/01/43)	2,913	2,506,374
5.35%, 05/15/45 (Call 11/15/44)	1,837	1,590,199
5.40%, 10/01/47 (Call 04/01/47)	790	695,239
5.95%, 12/01/25 (Call 08/01/25)	550	572,770
6.10%, 02/15/42	1,800	1,716,642
6.85%, 02/15/40	290	297,682
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,472,021
4.38%, 03/13/25 (Call 12/13/24)	1,250	1,221,675
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,043,668
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,935	3,324,768
Texas Eastern Transmission LP, 7.00%, 07/15/32	190	223,119
TransCanada PipeLines Ltd.
2.50%, 08/01/22	2,317	2,209,700
3.75%, 10/16/23 (Call 07/16/23)(b)	2,175	2,153,076
3.80%, 10/01/20	1,586	1,591,567
4.25%, 05/15/28 (Call 02/15/28)	4,500	4,382,235
4.63%, 03/01/34 (Call 12/01/33)	3,834	3,608,868
4.75%, 05/15/38 (Call 11/15/37)	1,000	952,410
4.88%, 01/15/26 (Call 10/15/25)	3,320	3,382,018
5.00%, 10/16/43 (Call 04/16/43)	391	370,066
5.60%, 03/31/34	715	735,299
5.85%, 03/15/36	3,225	3,378,284
6.10%, 06/01/40	2,530	2,722,153
6.20%, 10/15/37	3,700	4,027,857

142

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.25%, 08/15/38	$2,546	$3,023,146
7.63%, 01/15/39	4,267	5,295,048
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,418
4.60%, 03/15/48 (Call 09/15/47)	815	725,513
5.40%, 08/15/41 (Call 02/15/41)	1,365	1,381,462
7.85%, 02/01/26 (Call 11/01/25)	4,065	4,874,545
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	391	380,811
4.50%, 03/15/28 (Call 12/15/27)	500	489,250
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	385	357,765
4.00%, 07/01/22 (Call 04/01/22)	4,375	4,313,312
4.50%, 03/01/28 (Call 12/01/27)	1,350	1,252,678
4.65%, 07/01/26 (Call 04/01/26)	3,100	2,958,175
5.30%, 03/01/48 (Call 09/01/47)	600	512,898
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,772,711
5.45%, 04/01/44 (Call 10/01/43)	365	317,145
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,165	2,096,023
3.60%, 03/15/22 (Call 01/15/22)	5,537	5,436,227
3.75%, 06/15/27 (Call 03/15/27)	3,475	3,217,780
3.90%, 01/15/25 (Call 10/15/24)	2,550	2,458,021
4.00%, 11/15/21 (Call 08/15/21)	2,647	2,638,662
4.00%, 09/15/25 (Call 06/15/25)	4,160	3,992,726
4.13%, 11/15/20 (Call 08/15/20)	3,855	3,867,375
4.30%, 03/04/24 (Call 12/04/23)	3,498	3,468,232
4.85%, 03/01/48 (Call 09/01/47)	3,475	3,059,112
4.90%, 01/15/45 (Call 07/15/44)	1,700	1,512,898
5.10%, 09/15/45 (Call 03/15/45)	3,010	2,737,745
5.25%, 03/15/20	2,095	2,133,485
5.40%, 03/04/44 (Call 09/04/43)	495	464,592
5.80%, 11/15/43 (Call 05/15/43)	1,378	1,365,736
6.30%, 04/15/40	5,263	5,479,151
7.88%, 09/01/21	1,150	1,254,868

		516,646,976
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,150	1,124,642
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	4,239	4,294,997
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,154,104
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,157	2,217,267

		10,791,010
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	2,000	1,981,940
3.45%, 04/30/25 (Call 02/28/25)	1,810	1,728,478
3.90%, 06/15/23 (Call 03/15/23)	3,500	3,503,430
3.95%, 01/15/28 (Call 10/15/27)	348	330,012
4.00%, 01/15/24 (Call 12/15/23)	100	100,086
4.30%, 01/15/26 (Call 10/15/25)	90	88,977
4.50%, 07/30/29 (Call 04/30/29)	320	315,635
4.60%, 04/01/22 (Call 01/01/22)	2,195	2,245,946
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	99,255
3.63%, 11/15/27 (Call 08/15/27)	1,025	945,501
3.75%, 04/15/23 (Call 01/15/23)	3,100	3,057,499

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 07/01/24 (Call 04/01/24)	$100	$99,153
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,700	1,623,908
American Tower Corp.
2.25%, 01/15/22	2,015	1,924,224
2.80%, 06/01/20 (Call 05/01/20)	1,215	1,200,712
3.00%, 06/15/23	1,295	1,238,473
3.13%, 01/15/27 (Call 10/15/26)	2,575	2,316,727
3.30%, 02/15/21 (Call 01/15/21)	1,423	1,414,135
3.38%, 10/15/26 (Call 07/15/26)	1,480	1,362,103
3.45%, 09/15/21	1,106	1,098,158
3.50%, 01/31/23	6,333	6,198,107
3.55%, 07/15/27 (Call 04/15/27)	780	722,405
3.60%, 01/15/28 (Call 10/15/27)	2,900	2,670,784
4.00%, 06/01/25 (Call 03/01/25)	5,093	4,949,326
4.40%, 02/15/26 (Call 11/15/25)	250	248,075
4.70%, 03/15/22	3,478	3,559,733
5.00%, 02/15/24	3,876	4,003,598
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	375	361,358
2.90%, 10/15/26 (Call 07/15/26)	1,900	1,759,020
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,049,327
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,050,739
3.20%, 01/15/28 (Call 10/15/27)	2,150	2,014,657
3.35%, 05/15/27 (Call 02/15/27)	500	476,135
3.45%, 06/01/25 (Call 03/03/25)	1,915	1,860,652
3.50%, 11/15/25 (Call 08/15/25)	230	223,618
3.63%, 10/01/20 (Call 07/01/20)	365	366,161
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,459,352
4.15%, 07/01/47 (Call 01/01/47)	500	458,925
4.20%, 12/15/23 (Call 09/16/23)	250	253,923
4.35%, 04/15/48 (Call 10/15/47)	1,950	1,850,238
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	3,863	3,451,706
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,201,881
3.20%, 01/15/25 (Call 10/15/24)	1,290	1,217,179
3.65%, 02/01/26 (Call 11/03/25)	3,372	3,226,127
3.80%, 02/01/24 (Call 11/01/23)	3,338	3,275,880
3.85%, 02/01/23 (Call 11/01/22)	1,766	1,746,804
4.13%, 05/15/21 (Call 02/15/21)	2,095	2,113,352
5.63%, 11/15/20 (Call 08/15/20)	2,105	2,173,960
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	1,900	1,779,635
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	377	362,429
3.88%, 08/15/22 (Call 06/15/22)	390	386,467
3.90%, 03/15/27 (Call 12/15/26)	4,825	4,528,745
4.13%, 06/15/26 (Call 03/15/26)	800	765,824
Camden Property Trust
2.95%, 12/15/22 (Call 02/02/22)	875	848,260
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,166,951
4.63%, 06/15/21 (Call 03/15/21)	122	124,331
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	7,900	7,764,120
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	200	184,880
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	801	774,839
3.70%, 06/15/21 (Call 04/15/21)	2,840	2,799,274

143

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.00%, 07/01/25 (Call 04/01/25)	$1,005	$1,017,211
5.25%, 02/15/24 (Call 11/15/23)	675	692,057
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,726	1,654,906
3.15%, 07/15/23 (Call 06/15/23)	110	105,380
3.20%, 09/01/24 (Call 07/01/24)	1,420	1,337,186
3.40%, 02/15/21 (Call 01/15/21)	2,520	2,499,563
3.65%, 09/01/27 (Call 06/01/27)	5,195	4,778,777
3.70%, 06/15/26 (Call 03/15/26)	2,050	1,933,191
3.80%, 02/15/28 (Call 11/15/27)	737	686,737
4.00%, 03/01/27 (Call 12/01/26)	350	334,852
4.45%, 02/15/26 (Call 11/15/25)	2,570	2,543,889
4.75%, 05/15/47 (Call 11/15/46)	1,040	964,631
4.88%, 04/15/22	1,345	1,380,131
5.25%, 01/15/23	8,934	9,240,704
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	760	697,893
4.38%, 12/15/23 (Call 09/15/23)	570	576,635
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,000	950,960
3.40%, 10/01/20 (Call 09/01/20)	1,000	996,300
3.63%, 10/01/22 (Call 07/01/22)	3,350	3,312,949
3.70%, 08/15/27 (Call 06/15/27)	1,175	1,095,088
3.95%, 07/01/22 (Call 05/01/22)	950	953,829
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,323,257
5.25%, 03/15/21 (Call 12/15/20)	2,858	2,943,025
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	2,920	2,729,032
3.88%, 02/15/21 (Call 12/15/20)	850	854,080
3.88%, 10/15/22 (Call 07/15/22)	1,800	1,803,816
4.38%, 06/15/22 (Call 03/15/22)	3,075	3,133,609
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,090	1,065,791
4.50%, 06/01/27 (Call 03/01/27)	2,170	2,060,155
4.75%, 12/15/26 (Call 09/15/26)	2,650	2,569,572
4.95%, 04/15/28 (Call 01/15/28)	1,000	973,320
5.75%, 08/15/22 (Call 05/15/22)	915	950,557
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,632,219
3.00%, 04/15/23 (Call 01/15/23)	211	205,767
3.25%, 08/01/27 (Call 05/01/27)	500	470,100
3.38%, 06/01/25 (Call 03/01/25)	58	56,370
3.50%, 03/01/28 (Call 12/01/27)	1,425	1,361,972
4.00%, 08/01/47 (Call 02/01/47)	250	224,840
4.15%, 12/01/28 (Call 09/01/28)	1,500	1,496,040
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,579,060
4.50%, 06/01/45 (Call 12/01/44)	730	712,203
4.63%, 12/15/21 (Call 09/15/21)	1,820	1,869,850
4.75%, 07/15/20 (Call 04/15/20)	6,070	6,177,742
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	213,946
3.38%, 04/15/26 (Call 01/15/26)	350	331,678
3.50%, 04/01/25 (Call 01/01/25)	125	120,419
3.63%, 08/15/22 (Call 05/15/22)	750	743,250
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,338,316
3.88%, 05/01/24 (Call 02/01/24)	1,245	1,233,695
4.50%, 03/15/48 (Call 09/15/47)	1,100	1,031,415
5.20%, 03/15/21 (Call 12/15/20)	265	271,980

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	$1,150	$1,069,787
4.50%, 12/01/44 (Call 06/01/44)	205	198,963
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	380	377,781
5.30%, 01/15/29 (Call 10/15/28)	495	476,819
5.38%, 11/01/23 (Call 08/01/23)	3,244	3,290,811
5.38%, 04/15/26	3,000	2,989,080
5.75%, 06/01/28 (Call 03/03/28)	3,175	3,173,952
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	215	208,475
3.40%, 02/01/25 (Call 11/01/24)	1,525	1,434,933
3.88%, 08/15/24 (Call 05/15/24)	2,614	2,533,410
4.00%, 12/01/22 (Call 10/01/22)	2,385	2,362,032
4.00%, 06/01/25 (Call 03/01/25)	3,617	3,504,801
4.20%, 03/01/24 (Call 12/01/23)	200	198,280
4.25%, 11/15/23 (Call 08/15/23)	2,543	2,530,921
6.75%, 02/01/41 (Call 08/01/40)	240	290,453
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	790	729,028
3.75%, 04/15/23 (Call 01/15/23)	800	781,304
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	100	96,546
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,513,097
3.75%, 07/01/27 (Call 04/01/27)	1,275	1,195,835
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	890	868,952
3.88%, 03/01/27 (Call 12/01/26)	2,000	1,913,740
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	1,000	895,720
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,178,556
4.38%, 02/15/30 (Call 08/15/29)	500	454,765
4.50%, 06/15/23 (Call 12/15/22)	1,173	1,170,959
4.50%, 03/15/25 (Call 09/15/24)	1,450	1,405,050
4.65%, 03/15/24 (Call 09/15/23)	1,125	1,117,721
5.00%, 08/15/22 (Call 02/15/22)	3,770	3,839,255
5.25%, 02/15/26 (Call 08/15/25)	825	828,985
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	486,360
5.25%, 03/15/22 (Call 12/15/21)	290	299,187
Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	101,684
Series D, 3.75%, 10/15/23 (Call 07/15/22)	2,595	2,526,726
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,655	1,585,258
Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,270	2,247,640
Hudson Pacific Properties LP, 3.95%, 11/01/27	225	207,572
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,310	3,155,588
4.25%, 08/15/29 (Call 05/15/29)	1,225	1,172,031
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	1,550	1,441,453
2.80%, 10/01/26 (Call 07/01/26)	2,875	2,545,122
3.13%, 06/01/23 (Call 03/01/23)	1,650	1,581,838
3.20%, 05/01/21 (Call 03/01/21)	1,494	1,471,306
3.30%, 02/01/25 (Call 12/01/24)	1,305	1,222,955
3.40%, 11/01/22 (Call 09/01/22)	500	487,885
3.80%, 04/01/27 (Call 01/01/27)	1,200	1,134,528
4.25%, 04/01/45 (Call 10/01/44)	3,315	2,858,989
4.45%, 09/01/47 (Call 03/01/47)	675	595,181

144

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	$1,050	$1,061,771
4.75%, 10/01/20 (Call 07/01/20)	2,600	2,645,058
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	279	260,865
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	250	230,168
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,182,675
3.75%, 06/15/24 (Call 03/13/24)	775	757,772
4.20%, 06/15/28 (Call 03/15/28)	100	98,470
4.30%, 10/15/23 (Call 07/15/23)	2,900	2,927,463
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	920	894,608
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,796,300
3.60%, 12/15/26 (Call 09/15/26)	750	709,845
3.90%, 06/15/24 (Call 03/15/24)	900	889,569
4.00%, 11/15/25 (Call 08/15/25)	200	196,172
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,645	1,623,615
4.50%, 01/15/25 (Call 10/15/24)	1,480	1,436,828
4.50%, 04/01/27 (Call 01/01/27)(b)	2,975	2,847,253
4.75%, 01/15/28 (Call 10/15/27)(b)	3,867	3,765,685
4.95%, 04/01/24 (Call 01/01/24)	1,900	1,913,262
5.25%, 01/15/26 (Call 10/15/25)	1,130	1,138,803
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,870	2,671,224
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	420	404,313
4.45%, 03/15/24 (Call 12/15/23)	850	847,671
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,477	1,467,429
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	80	76,653
3.09%, 09/15/27 (Call 06/15/27)	2,060	1,914,440
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	747,369
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	700	638,687
3.25%, 10/15/22 (Call 07/15/22)	2,775	2,722,469
3.65%, 01/15/28 (Call 10/15/27)	1,845	1,756,329
3.88%, 07/15/24 (Call 04/15/24)	2,625	2,596,755
3.88%, 04/15/25 (Call 02/15/25)	650	641,401
4.13%, 10/15/26 (Call 07/15/26)	1,631	1,619,240
4.65%, 08/01/23 (Call 05/01/23)	3,000	3,107,400
4.65%, 03/15/47 (Call 09/15/46)	565	546,666
5.75%, 01/15/21 (Call 10/15/20)	75	78,143
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	450	445,491
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	220	207,467
3.75%, 06/15/24 (Call 03/15/24)	700	685,531
3.90%, 11/01/25 (Call 08/01/25)	105	102,273
4.40%, 02/01/47 (Call 08/01/46)	1,300	1,183,429
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,501	1,423,759
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/19)	200	202,686
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	1,475	1,464,277
4.15%, 02/01/22 (Call 12/01/21)	575	568,738
4.25%, 05/15/24 (Call 02/15/24)	975	930,316
4.50%, 02/01/25 (Call 11/01/24)	2,325	2,215,841
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	990	968,527
4.75%, 02/15/28 (Call 08/15/27)	1,026	970,134

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	$1,225	$1,181,696
2.50%, 09/01/20 (Call 06/01/20)	305	300,687
2.50%, 07/15/21 (Call 04/15/21)	1,230	1,197,577
2.63%, 06/15/22 (Call 03/15/22)	1,647	1,595,268
2.75%, 02/01/23 (Call 12/01/22)	2,409	2,318,253
3.30%, 01/15/26 (Call 10/15/25)	3,140	2,985,983
3.38%, 10/01/24 (Call 07/01/24)	2,628	2,556,308
3.38%, 06/15/27 (Call 03/15/27)	4,000	3,778,360
3.38%, 12/01/27 (Call 09/01/27)	325	307,018
3.50%, 09/01/25 (Call 06/01/25)	250	242,520
3.75%, 02/01/24 (Call 11/01/23)	1,952	1,945,832
4.13%, 12/01/21 (Call 09/01/21)	4,750	4,830,465
4.25%, 10/01/44 (Call 04/01/44)	750	697,035
4.25%, 11/30/46 (Call 05/30/46)	1,700	1,580,031
4.38%, 03/01/21 (Call 12/01/20)	6,809	6,935,103
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,401,517
6.75%, 02/01/40 (Call 11/01/39)	1,700	2,117,588
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	1,665	1,572,975
4.25%, 02/01/26 (Call 11/01/25)	1,617	1,562,539
4.63%, 07/15/22 (Call 04/15/22)	250	255,103
4.70%, 06/01/27 (Call 03/01/27)	650	644,501
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,250	1,205,100
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	325	327,093
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	1,000	955,040
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	1,000	968,270
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	224,368
3.88%, 12/01/23 (Call 09/01/23)	640	623,405
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,650	1,549,300
3.50%, 01/15/28 (Call 10/15/27)	350	326,589
3.70%, 10/01/20 (Call 07/01/20)	200	200,074
4.00%, 10/01/25 (Call 07/01/25)	350	346,150
4.63%, 01/10/22 (Call 10/10/21)	1,650	1,682,191
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	500	484,995
3.25%, 10/15/26 (Call 07/15/26)	2,795	2,569,304
3.50%, 02/01/25 (Call 11/01/24)	575	546,612
3.75%, 05/01/24 (Call 02/01/24)	165	161,055
3.85%, 04/01/27 (Call 01/01/27)	950	903,697
4.13%, 01/15/26 (Call 10/15/25)	2,655	2,595,926
4.38%, 02/01/45 (Call 08/01/44)	30	26,563
4.40%, 01/15/29 (Call 10/15/28)	3,000	2,940,030
5.70%, 09/30/43 (Call 03/30/43)	725	774,597
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	623	617,057
3.25%, 08/15/22 (Call 05/15/22)	125	122,550
4.25%, 03/01/22 (Call 12/01/21)	6,968	7,068,060
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,429	2,240,461
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,562,322
4.60%, 02/06/24 (Call 11/06/23)	1,243	1,241,098
4.88%, 06/01/26 (Call 03/01/26)	4,247	4,242,413
Vornado Realty LP
3.50%, 01/15/25 (Call 11/15/24)	250	238,885
5.00%, 01/15/22 (Call 10/15/21)	2,170	2,234,471

145

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	$875	$811,475
Washington REIT, 4.95%, 10/01/20 (Call 04/01/20)	450	455,220
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	296,829
4.45%, 01/15/24 (Call 10/15/23)	650	653,686
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	247,085
3.95%, 09/01/23 (Call 08/01/23)	45	44,753
4.00%, 06/01/25 (Call 03/01/25)	4,208	4,098,340
4.25%, 04/01/26 (Call 01/01/26)	1,175	1,155,847
4.25%, 04/15/28 (Call 01/15/28)	1,000	969,630
4.50%, 01/15/24 (Call 10/15/23)	563	569,925
4.95%, 01/15/21 (Call 10/15/20)	2,450	2,502,136
5.25%, 01/15/22 (Call 10/15/21)	4,328	4,488,742
6.13%, 04/15/20	650	670,657
6.50%, 03/15/41 (Call 09/15/40)	2,630	3,004,722
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,965	1,912,377
4.63%, 09/15/23	44	45,404
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,778,315
6.88%, 12/15/33	2,986	3,590,217
6.95%, 10/01/27	460	537,032
7.38%, 03/15/32	2,611	3,171,869
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	550	534,848
4.60%, 04/01/24 (Call 01/01/24)	1,659	1,664,989

		430,853,361
Retail — 0.7%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,266,238
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,016,000
5.75%, 05/01/20	125	128,324
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	800,118
3.50%, 11/15/24 (Call 09/15/24)	450	418,091
4.50%, 10/01/25 (Call 07/01/25)	1,245	1,188,452
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	750	720,428
3.13%, 07/15/23 (Call 04/15/23)	1,000	964,020
3.13%, 04/21/26 (Call 01/21/26)	745	680,729
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,159,802
3.70%, 04/15/22 (Call 01/15/22)	960	957,850
3.75%, 06/01/27 (Call 03/01/27)	1,025	965,929
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	1,000	948,880
5.50%, 03/15/21 (Call 12/15/20)	2,605	2,699,301
Costco Wholesale Corp.
1.70%, 12/15/19	2,390	2,360,699
1.75%, 02/15/20	675	664,605
2.15%, 05/18/21 (Call 04/18/21)	2,307	2,248,494
2.25%, 02/15/22	1,830	1,778,687
2.30%, 05/18/22 (Call 04/18/22)	1,757	1,703,798
2.75%, 05/18/24 (Call 03/18/24)	385	373,492
3.00%, 05/18/27 (Call 02/18/27)	2,560	2,423,424
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,408	1,340,557
4.55%, 02/15/48 (Call 08/15/47)	1,010	896,557

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$890	$863,042
3.88%, 04/15/27 (Call 01/15/27)	3,050	2,913,055
4.13%, 05/01/28 (Call 02/01/28)	4,050	3,892,455
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,081,267
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	1,000	948,830
4.20%, 05/15/28 (Call 02/15/28)	3,200	2,993,856
Home Depot Inc. (The)
1.80%, 06/05/20	1,875	1,839,113
2.00%, 04/01/21 (Call 03/01/21)	2,564	2,491,695
2.13%, 09/15/26 (Call 06/15/26)	1,994	1,770,931
2.63%, 06/01/22 (Call 05/01/22)	4,561	4,464,489
2.70%, 04/01/23 (Call 01/01/23)	2,277	2,214,064
2.80%, 09/14/27 (Call 06/14/27)	1,977	1,828,784
3.00%, 04/01/26 (Call 01/01/26)	3,239	3,076,014
3.25%, 03/01/22	630	629,080
3.35%, 09/15/25 (Call 06/15/25)	3,640	3,560,866
3.50%, 09/15/56 (Call 03/15/56)	1,839	1,497,829
3.75%, 02/15/24 (Call 11/15/23)	4,375	4,420,106
3.90%, 12/06/28 (Call 09/06/28)	660	660,931
3.90%, 06/15/47 (Call 12/15/46)	3,270	2,983,254
4.20%, 04/01/43 (Call 10/01/42)	2,920	2,801,010
4.25%, 04/01/46 (Call 10/01/45)	4,140	3,967,776
4.40%, 04/01/21 (Call 01/01/21)	4,581	4,688,837
4.40%, 03/15/45 (Call 09/15/44)	3,940	3,866,480
4.50%, 12/06/48 (Call 06/06/48)	1,000	998,090
4.88%, 02/15/44 (Call 08/15/43)	2,810	2,950,978
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,252,406
5.88%, 12/16/36	6,030	7,037,975
5.95%, 04/01/41 (Call 10/01/40)	3,640	4,338,480
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	50	48,288
4.25%, 07/17/25 (Call 04/17/25)	1,207	1,182,003
5.55%, 07/17/45 (Call 01/17/45)	1,797	1,647,741
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	4,770	4,330,063
3.10%, 05/03/27 (Call 02/03/27)	3,175	2,991,802
3.12%, 04/15/22 (Call 01/15/22)	2,600	2,569,242
3.13%, 09/15/24 (Call 06/15/24)	3,350	3,247,791
3.38%, 09/15/25 (Call 06/15/25)	3,078	2,984,921
3.70%, 04/15/46 (Call 10/15/45)	5,605	4,779,664
3.75%, 04/15/21 (Call 01/15/21)	3,050	3,076,047
3.80%, 11/15/21 (Call 08/15/21)	4,440	4,483,423
4.05%, 05/03/47 (Call 11/03/46)	4,140	3,735,398
4.25%, 09/15/44 (Call 03/15/44)	1,460	1,352,179
4.38%, 09/15/45 (Call 03/15/45)	2,904	2,746,836
4.63%, 04/15/20 (Call 10/15/19)	4,725	4,784,393
4.65%, 04/15/42 (Call 10/15/41)	2,285	2,253,673
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(b)	2,080	1,955,616
3.63%, 06/01/24 (Call 03/01/24)(b)	861	811,596
3.88%, 01/15/22 (Call 10/15/21)(b)	2,975	2,940,906
4.38%, 09/01/23 (Call 06/01/23)(b)	1,150	1,143,767
4.50%, 12/15/34 (Call 06/15/34)	2,165	1,719,595
6.90%, 04/01/29	1,445	1,559,747
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	3,390	3,339,760
2.63%, 01/15/22	2,721	2,648,213
2.75%, 12/09/20 (Call 11/09/20)	2,525	2,493,235

146

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.35%, 04/01/23 (Call 03/01/23)	$2,395	$2,355,051
3.38%, 05/26/25 (Call 02/26/25)	1,933	1,864,610
3.50%, 03/01/27 (Call 12/01/26)	3,200	3,069,856
3.63%, 05/20/21	1,008	1,012,123
3.63%, 05/01/43	835	689,727
3.70%, 01/30/26 (Call 10/30/25)	7,755	7,570,974
3.70%, 02/15/42	2,676	2,252,282
3.80%, 04/01/28 (Call 01/01/28)	3,470	3,364,824
4.45%, 03/01/47 (Call 09/01/46)	2,400	2,241,864
4.45%, 09/01/48 (Call 03/01/48)	550	512,644
4.60%, 05/26/45 (Call 11/26/44)	2,825	2,678,072
4.70%, 12/09/35 (Call 06/09/35)	990	987,634
4.88%, 07/15/40	407	405,425
4.88%, 12/09/45 (Call 06/09/45)	3,553	3,527,134
6.30%, 10/15/37	2,080	2,413,216
6.30%, 03/01/38	3,128	3,628,292
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,131,427
4.00%, 03/15/27 (Call 12/15/26)	1,490	1,413,474
4.75%, 05/01/20	4,755	4,828,417
5.00%, 01/15/44 (Call 07/15/43)	1,983	1,720,768
6.95%, 03/15/28	2,650	2,899,656
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	875	820,776
3.80%, 09/01/22 (Call 06/01/22)	200	201,194
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,746,115
4.63%, 09/15/21 (Call 06/15/21)	1,285	1,316,097
4.88%, 01/14/21 (Call 10/14/20)	10	10,242
QVC Inc.
4.38%, 03/15/23	2,923	2,843,904
4.45%, 02/15/25 (Call 11/15/24)	1,038	979,488
4.85%, 04/01/24	2,260	2,210,529
5.13%, 07/02/22	5,915	5,984,738
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,004,407
5.95%, 03/15/43	415	361,548
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	1,515	1,474,428
2.20%, 11/22/20	955	934,725
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,572,244
2.70%, 06/15/22 (Call 04/15/22)	93	90,419
3.10%, 03/01/23 (Call 02/01/23)(b)	2,238	2,184,848
3.50%, 03/01/28 (Call 12/01/27)(b)	1,200	1,135,440
3.75%, 12/01/47 (Call 06/01/47)	3,230	2,644,982
3.80%, 08/15/25 (Call 06/15/25)	2,600	2,557,126
3.85%, 10/01/23 (Call 07/01/23)	2,028	2,042,176
4.00%, 11/15/28 (Call 08/15/28)	2,000	1,958,140
4.30%, 06/15/45 (Call 12/10/44)	1,220	1,085,959
4.50%, 11/15/48 (Call 05/15/48)	1,100	1,009,371
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	4,970	4,771,498
4.13%, 07/15/27 (Call 04/15/27)	2,655	2,463,681
4.25%, 04/01/25 (Call 01/01/25)	1,105	1,068,248
Target Corp.
2.50%, 04/15/26(b)	2,500	2,284,100
2.90%, 01/15/22	3,435	3,404,669
3.50%, 07/01/24	4,557	4,553,992
3.63%, 04/15/46	8,615	7,345,407
3.88%, 07/15/20	910	919,591
3.90%, 11/15/47 (Call 05/15/47)	2,775	2,468,140
4.00%, 07/01/42	2,708	2,490,954

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$6,005	$5,356,340
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,173,121
Walgreen Co.
3.10%, 09/15/22	3,115	3,028,278
4.40%, 09/15/42	450	392,679
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	3,400	3,350,258
3.45%, 06/01/26 (Call 03/01/26)	2,381	2,225,330
3.80%, 11/18/24 (Call 08/18/24)	3,465	3,383,850
4.50%, 11/18/34 (Call 05/18/34)	4,213	3,967,003
4.65%, 06/01/46 (Call 12/01/45)	370	331,194
4.80%, 11/18/44 (Call 05/18/44)	6,132	5,620,775
Walmart Inc.
1.90%, 12/15/20	6,505	6,356,101
2.35%, 12/15/22 (Call 11/15/22)	6,400	6,143,808
2.55%, 04/11/23 (Call 01/11/23)	3,985	3,844,011
2.65%, 12/15/24 (Call 10/15/24)	4,000	3,808,760
2.85%, 06/23/20	5,000	4,991,850
3.13%, 06/23/21	4,750	4,745,392
3.30%, 04/22/24 (Call 01/22/24)	5,651	5,592,738
3.40%, 06/26/23 (Call 05/26/23)	2,065	2,061,221
3.55%, 06/26/25 (Call 04/26/25)	760	758,655
3.63%, 07/08/20	3,319	3,351,360
3.63%, 12/15/47 (Call 06/15/47)(b)	3,980	3,535,951
3.70%, 06/26/28 (Call 03/26/28)	5,660	5,603,400
3.95%, 06/28/38 (Call 12/28/37)	7,210	6,960,822
4.00%, 04/11/43 (Call 10/11/42)	7,837	7,449,225
4.05%, 06/29/48 (Call 12/29/47)	6,295	6,035,835
4.30%, 04/22/44 (Call 10/22/43)	4,070	4,062,918
5.00%, 10/25/40	2,150	2,326,451
5.25%, 09/01/35	1,035	1,158,972
5.63%, 04/15/41	440	515,086
5.88%, 04/05/27	80	91,560

		398,291,657
Savings & Loans — 0.0%
First Niagara Financial Group Inc.
6.75%, 03/19/20	5,000	5,192,400
7.25%, 12/15/21	2,500	2,733,000
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,550	4,511,962

		12,437,362
Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	1,075	1,099,747
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,603	1,552,794
2.95%, 01/12/21	3,370	3,331,144
3.50%, 12/05/26 (Call 09/05/26)	2,186	2,046,205
3.90%, 12/15/25 (Call 09/15/25)	3,006	2,920,419
4.50%, 12/05/36 (Call 06/05/36)	400	372,976
5.30%, 12/15/45 (Call 06/15/45)	350	362,383
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,385	1,367,355
3.30%, 04/01/27 (Call 01/01/27)	5,516	5,200,485
3.90%, 10/01/25 (Call 07/01/25)	2,175	2,151,075
4.30%, 06/15/21	1,250	1,278,450
4.35%, 04/01/47 (Call 10/01/46)	2,485	2,322,431
5.10%, 10/01/35 (Call 04/01/35)	1,650	1,726,973
5.85%, 06/15/41	2,312	2,620,282

147

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	$4,200	$4,073,958
2.38%, 01/15/20	10,615	10,473,502
2.65%, 01/15/23 (Call 12/15/22)	3,660	3,409,217
3.00%, 01/15/22 (Call 12/15/21)	8,590	8,274,232
3.13%, 01/15/25 (Call 11/15/24)	3,415	3,088,253
3.50%, 01/15/28 (Call 10/15/27)	2,115	1,839,119
3.63%, 01/15/24 (Call 11/15/23)	5,720	5,407,345
3.88%, 01/15/27 (Call 10/15/26)	12,085	10,883,751
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	3,173	3,061,088
1.85%, 05/11/20	1,895	1,864,453
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,452,135
2.45%, 07/29/20	2,850	2,822,839
2.60%, 05/19/26 (Call 02/19/26)	2,650	2,446,560
2.70%, 12/15/22	4,834	4,704,110
2.88%, 05/11/24 (Call 03/11/24)	2,971	2,855,874
3.10%, 07/29/22	1,997	1,977,949
3.15%, 05/11/27 (Call 02/11/27)	2,375	2,265,893
3.30%, 10/01/21	7,128	7,143,967
3.70%, 07/29/25 (Call 04/29/25)	6,910	6,859,073
3.73%, 12/08/47 (Call 06/08/47)	11,893	10,553,254
4.00%, 12/15/32	805	809,846
4.10%, 05/19/46 (Call 11/19/45)	3,510	3,306,455
4.10%, 05/11/47 (Call 11/11/46)	2,675	2,513,564
4.25%, 12/15/42	240	231,540
4.90%, 07/29/45 (Call 01/29/45)	1,075	1,134,093
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	190	189,772
4.13%, 11/01/21 (Call 09/01/21)	953	960,834
4.65%, 11/01/24 (Call 08/01/24)	3,115	3,164,435
5.65%, 11/01/34 (Call 07/01/34)	905	929,580
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	690	683,597
2.80%, 06/15/21 (Call 05/15/21)	3,943	3,863,233
3.80%, 03/15/25 (Call 12/15/24)	1,640	1,610,857
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	1,745	1,734,024
4.88%, 06/22/28 (Call 03/22/28)	2,835	2,782,212
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,357	4,260,580
3.45%, 06/15/27 (Call 03/15/27)	435	402,840
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	920	890,753
3.20%, 09/16/26 (Call 06/16/26)	1,605	1,499,552
QUALCOMM Inc.
2.25%, 05/20/20	4,230	4,160,247
2.60%, 01/30/23 (Call 12/30/22)	4,995	4,757,338
2.90%, 05/20/24 (Call 03/20/24)	2,625	2,471,227
3.00%, 05/20/22	5,996	5,848,378
3.25%, 05/20/27 (Call 02/20/27)	5,810	5,340,087
3.45%, 05/20/25 (Call 02/20/25)	6,585	6,260,820
4.30%, 05/20/47 (Call 11/20/46)	3,545	3,079,931
4.65%, 05/20/35 (Call 11/20/34)	2,785	2,670,369
4.80%, 05/20/45 (Call 11/20/44)	4,180	3,898,811
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,109,838
2.63%, 05/15/24 (Call 03/15/24)	875	832,265
2.75%, 03/12/21 (Call 02/12/21)	2,366	2,342,506

Security	Par (000)	Value

Semiconductors (continued)
2.90%, 11/03/27 (Call 08/03/27)	$1,565	$1,456,279
4.15%, 05/15/48 (Call 11/15/47)	2,350	2,258,538
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	3,809	3,597,562
3.00%, 03/15/21	1,665	1,646,852

		207,508,106
Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	2,070	2,000,448
2.60%, 06/15/22 (Call 05/15/22)	105	100,969
3.40%, 09/15/26 (Call 06/15/26)	2,375	2,209,961
3.40%, 06/15/27 (Call 03/15/27)	250	230,340
Adobe Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,628	1,581,830
4.75%, 02/01/20	390	397,262
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	1,705	1,564,150
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,057,811
4.38%, 06/15/25 (Call 03/15/25)	3,255	3,224,143
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,275	1,190,977
3.95%, 09/01/20	1,752	1,760,602
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	2,175	2,138,656
4.50%, 08/15/23 (Call 05/15/23)	3,210	3,240,142
4.70%, 03/15/27 (Call 12/15/26)	1,405	1,355,389
5.38%, 12/01/19	828	841,712
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,250	1,247,137
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,455	2,304,263
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,330	1,335,014
4.80%, 03/01/26 (Call 12/01/25)	2,280	2,344,957
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	400	384,112
3.00%, 08/15/26 (Call 05/15/26)	1,275	1,155,941
3.50%, 04/15/23 (Call 01/15/23)	4,349	4,273,414
3.63%, 10/15/20 (Call 09/15/20)	2,192	2,186,564
3.88%, 06/05/24 (Call 03/05/24)	100	98,962
4.50%, 10/15/22 (Call 08/15/22)	1,206	1,233,497
4.50%, 08/15/46 (Call 02/15/46)	2,480	2,207,894
5.00%, 10/15/25 (Call 07/15/25)	9,036	9,322,712
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	250	234,240
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	550	542,867
3.50%, 10/01/22 (Call 07/01/22)	2,450	2,424,471
3.85%, 06/01/25 (Call 03/01/25)	270	264,983
4.75%, 06/15/21	1,000	1,023,470
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	5,845	5,612,311
1.85%, 02/06/20	2,375	2,345,099
1.85%, 02/12/20 (Call 01/12/20)	6,203	6,123,912
2.00%, 11/03/20 (Call 10/03/20)	6,768	6,645,228
2.00%, 08/08/23 (Call 06/08/23)	4,636	4,355,476
2.13%, 11/15/22	1,950	1,867,164
2.38%, 02/12/22 (Call 01/12/22)	7,515	7,326,599
2.38%, 05/01/23 (Call 02/01/23)	1,710	1,641,241
2.40%, 02/06/22 (Call 01/06/22)	1,170	1,142,564
2.40%, 08/08/26 (Call 05/08/26)	7,724	7,072,249
2.65%, 11/03/22 (Call 09/03/22)	4,385	4,284,101

148

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.70%, 02/12/25 (Call 11/12/24)	$8,035	$7,654,382
2.88%, 02/06/24 (Call 12/06/23)	9,947	9,659,233
3.00%, 10/01/20	900	899,577
3.13%, 11/03/25 (Call 08/03/25)	8,485	8,237,493
3.30%, 02/06/27 (Call 11/06/26)	7,264	7,073,538
3.45%, 08/08/36 (Call 02/08/36)	2,215	2,043,758
3.50%, 02/12/35 (Call 08/12/34)	8,680	8,107,988
3.50%, 11/15/42	5,007	4,495,986
3.63%, 12/15/23 (Call 09/15/23)	2,810	2,835,290
3.70%, 08/08/46 (Call 02/08/46)	10,698	9,875,752
3.75%, 05/01/43 (Call 11/01/42)	410	381,562
3.75%, 02/12/45 (Call 08/12/44)	6,006	5,590,865
3.95%, 08/08/56 (Call 02/08/56)	5,595	5,209,504
4.00%, 02/08/21	4,075	4,171,985
4.00%, 02/12/55 (Call 08/12/54)	2,736	2,579,118
4.10%, 02/06/37 (Call 08/06/36)	6,799	6,814,230
4.20%, 11/03/35 (Call 05/03/35)	5,228	5,311,439
4.45%, 11/03/45 (Call 05/03/45)	7,996	8,273,061
4.50%, 10/01/40	2,540	2,650,312
4.50%, 02/06/57 (Call 08/06/56)	3,365	3,470,829
4.75%, 11/03/55 (Call 05/03/55)	4,655	5,027,074
4.88%, 12/15/43 (Call 06/15/43)	1,350	1,474,132
5.20%, 06/01/39	2,925	3,344,971
5.30%, 02/08/41	1,778	2,039,757
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	6,085	6,145,059
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	7,827	7,523,704
2.40%, 09/15/23 (Call 07/15/23)	5,020	4,744,402
2.50%, 05/15/22 (Call 03/15/22)	9,150	8,869,095
2.50%, 10/15/22	9,892	9,532,228
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,066,932
2.65%, 07/15/26 (Call 04/15/26)	10,570	9,668,802
2.80%, 07/08/21	1,850	1,827,578
2.95%, 11/15/24 (Call 09/15/24)	11,899	11,367,115
2.95%, 05/15/25 (Call 02/15/25)	5,361	5,094,076
3.25%, 11/15/27 (Call 08/15/27)	4,600	4,369,356
3.25%, 05/15/30 (Call 02/15/30)	7,298	6,763,786
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,374,911
3.63%, 07/15/23	675	676,242
3.80%, 11/15/37 (Call 05/15/37)	299	273,723
3.85%, 07/15/36 (Call 01/15/36)	3,168	2,935,089
3.88%, 07/15/20	768	777,324
3.90%, 05/15/35 (Call 11/15/34)	2,262	2,117,978
4.00%, 07/15/46 (Call 01/15/46)	8,161	7,424,307
4.00%, 11/15/47 (Call 05/15/47)	1,055	954,321
4.13%, 05/15/45 (Call 11/15/44)	4,374	4,050,105
4.30%, 07/08/34 (Call 01/08/34)	5,053	4,976,599
4.38%, 05/15/55 (Call 11/15/54)	5,110	4,811,116
4.50%, 07/08/44 (Call 01/08/44)	1,127	1,105,035
5.38%, 07/15/40	11,465	12,659,997
6.13%, 07/08/39	3,440	4,125,282
6.50%, 04/15/38	3,575	4,430,569
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	5,000	4,921,150
VMware Inc.
2.30%, 08/21/20	3,070	2,989,290
2.95%, 08/21/22 (Call 07/21/22)	4,012	3,802,213
3.90%, 08/21/27 (Call 05/21/27)	3,415	3,061,377

		371,555,431

Security	Par (000)	Value

Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	$4,150	$4,022,097
4.38%, 07/16/42(b)	5,180	4,741,565
5.00%, 03/30/20	8,050	8,176,063
6.13%, 11/15/37	2,500	2,807,725
6.13%, 03/30/40	2,160	2,447,518
6.38%, 03/01/35	1,138	1,294,213
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	6,939	6,836,927
2.63%, 12/01/22 (Call 09/01/22)	3,040	2,886,602
2.80%, 02/17/21 (Call 01/17/21)	4,695	4,610,866
3.00%, 02/15/22	3,059	2,986,012
3.00%, 06/30/22 (Call 04/30/22)	8,511	8,246,819
3.20%, 03/01/22 (Call 02/01/22)	1,560	1,529,284
3.40%, 05/15/25 (Call 02/15/25)	11,497	10,699,223
3.60%, 02/17/23 (Call 12/17/22)	3,439	3,387,621
3.80%, 03/15/22	3,021	3,008,795
3.80%, 03/01/24 (Call 01/01/24)	1,431	1,398,130
3.88%, 08/15/21	6,220	6,245,191
3.90%, 03/11/24 (Call 12/11/23)	1,950	1,913,671
3.95%, 01/15/25 (Call 10/15/24)	3,895	3,763,427
4.10%, 02/15/28 (Call 11/15/27)	5,850	5,505,786
4.13%, 02/17/26 (Call 11/17/25)	4,400	4,251,148
4.25%, 03/01/27 (Call 12/01/26)	4,755	4,579,683
4.30%, 02/15/30 (Call 11/15/29)	9,450	8,818,456
4.30%, 12/15/42 (Call 06/15/42)	5,591	4,620,346
4.35%, 06/15/45 (Call 12/15/44)	12,921	10,533,587
4.45%, 05/15/21	7,949	8,084,292
4.45%, 04/01/24 (Call 01/01/24)	3,209	3,224,082
4.50%, 05/15/35 (Call 11/15/34)	4,135	3,679,323
4.50%, 03/09/48 (Call 09/09/47)	16,710	13,983,429
4.55%, 03/09/49 (Call 09/09/48)	8,522	7,098,656
4.60%, 02/15/21 (Call 11/15/20)	8,515	8,670,058
4.75%, 05/15/46 (Call 11/15/45)	9,842	8,481,737
4.80%, 06/15/44 (Call 12/15/43)	7,855	6,879,330
5.00%, 03/01/21	5,500	5,652,625
5.15%, 03/15/42	5,966	5,461,038
5.15%, 11/15/46 (Call 05/15/46)	7,054	6,389,584
5.20%, 03/15/20	2,230	2,279,684
5.25%, 03/01/37 (Call 09/01/36)	4,072	3,864,206
5.30%, 08/15/58 (Call 02/14/58)(f)	200	179,930
5.35%, 09/01/40	5,447	5,130,039
5.45%, 03/01/47 (Call 09/01/46)	2,135	2,017,020
5.55%, 08/15/41	4,380	4,181,586
5.65%, 02/15/47 (Call 08/15/46)	4,715	4,575,955
5.70%, 03/01/57 (Call 09/01/56)	1,563	1,497,417
6.00%, 08/15/40 (Call 05/15/40)	3,096	3,111,666
6.15%, 09/15/34	25	26,489
6.35%, 03/15/40	700	736,862
6.38%, 03/01/41	6,015	6,264,382
6.55%, 02/15/39	75	80,978
7.13%, 03/15/26	1,400	1,605,702
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	2,150	2,041,962
British Telecommunications PLC
4.50%, 12/04/23	1,000	1,000,260
5.13%, 12/04/28	1,000	996,960
9.63%, 12/15/30	9,308	12,697,974
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	4,300	4,128,989
2.20%, 02/28/21	3,856	3,765,500

149

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.20%, 09/20/23 (Call 07/20/23)	$2,350	$2,219,011
2.45%, 06/15/20	7,975	7,887,833
2.50%, 09/20/26 (Call 06/20/26)	3,378	3,077,594
2.60%, 02/28/23	3,100	2,996,336
2.90%, 03/04/21	1,020	1,012,860
2.95%, 02/28/26	5,049	4,780,141
3.00%, 06/15/22	764	755,382
3.50%, 06/15/25	5,015	4,968,360
3.63%, 03/04/24	3,550	3,566,614
4.45%, 01/15/20	6,095	6,186,303
5.50%, 01/15/40	4,411	5,089,500
5.90%, 02/15/39	4,195	5,017,556
Deutsche Telekom International Finance BV
8.75%, 06/15/30	11,772	15,413,433
9.25%, 06/01/32	200	283,264
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(g)	1,000	976,260
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	75	74,871
4.35%, 06/15/25 (Call 03/15/25)	1,000	991,260
4.50%, 03/15/24	1,995	2,011,638
4.60%, 03/15/21	1,900	1,938,646
5.95%, 03/15/41	1,715	1,701,503
Koninklijke KPN NV, 8.38%, 10/01/30	555	711,299
Motorola Solutions Inc.
3.50%, 09/01/21	2,080	2,042,248
3.50%, 03/01/23	2,361	2,268,709
3.75%, 05/15/22	1,865	1,840,960
4.00%, 09/01/24	1,506	1,460,654
4.60%, 02/23/28 (Call 11/23/27)	1,300	1,255,189
5.50%, 09/01/44	1,480	1,351,521
7.50%, 05/15/25	1,275	1,427,758
Orange SA
4.13%, 09/14/21	1,850	1,876,640
5.38%, 01/13/42	2,653	2,774,507
5.50%, 02/06/44 (Call 08/06/43)	390	413,958
9.00%, 03/01/31	9,107	12,494,440
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,700	2,462,589
3.00%, 03/15/23 (Call 12/15/22)	650	631,963
3.63%, 12/15/25 (Call 09/15/25)	1,015	976,247
4.10%, 10/01/23 (Call 07/01/23)	1,035	1,045,867
4.30%, 02/15/48 (Call 08/15/47)	50	46,234
4.50%, 03/15/43 (Call 09/15/42)	1,530	1,457,570
5.00%, 03/15/44 (Call 09/15/43)	5,205	5,239,093
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,079,537
7.50%, 08/15/38	965	1,268,599
Telefonica Emisiones SAU
4.10%, 03/08/27	5,415	5,138,889
4.57%, 04/27/23	2,270	2,324,548
4.67%, 03/06/38	1,850	1,635,899
4.90%, 03/06/48	2,050	1,790,921
5.13%, 04/27/20	5,200	5,307,744
5.21%, 03/08/47	8,625	7,878,679
5.46%, 02/16/21	3,863	3,994,651
7.05%, 06/20/36	6,200	7,099,248
Telefonica Europe BV, 8.25%, 09/15/30	1,747	2,213,292

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$2,195	$1,983,512
3.70%, 09/15/27 (Call 06/15/27)	1,750	1,679,107
4.60%, 11/16/48 (Call 05/16/48)	1,450	1,384,068
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	23,908
2.63%, 08/15/26	8,850	7,927,122
2.95%, 03/15/22	45	44,110
3.13%, 03/16/22	60	59,203
3.38%, 02/15/25	11,766	11,346,307
3.45%, 03/15/21	250	250,550
3.50%, 11/01/24 (Call 08/01/24)	4,842	4,723,419
3.85%, 11/01/42 (Call 05/01/42)	3,742	3,148,032
4.13%, 03/16/27	5,334	5,273,886
4.13%, 08/15/46	1,765	1,526,796
4.27%, 01/15/36	3,483	3,210,873
4.33%, 09/21/28	35,549	35,252,877
4.40%, 11/01/34 (Call 05/01/34)	4,777	4,527,736
4.50%, 08/10/33	9,200	8,925,012
4.52%, 09/15/48	6,396	5,830,594
4.67%, 03/15/55	4,575	4,092,978
4.75%, 11/01/41	950	904,600
4.81%, 03/15/39	13,057	12,615,282
4.86%, 08/21/46	8,880	8,474,806
5.01%, 04/15/49	16,193	15,750,931
5.01%, 08/21/54	11,944	11,279,316
5.25%, 03/16/37	2,463	2,531,127
5.50%, 03/16/47	2,525	2,628,904
6.40%, 09/15/33	7,500	8,699,325
6.55%, 09/15/43	11,824	13,673,155
Vodafone Group PLC
2.50%, 09/26/22	4,505	4,267,181
2.95%, 02/19/23	4,105	3,914,035
3.75%, 01/16/24	3,175	3,094,831
4.13%, 05/30/25	1,970	1,921,203
4.38%, 03/16/21	285	289,990
4.38%, 05/30/28	8,800	8,427,760
4.38%, 02/19/43	6,561	5,406,264
5.00%, 05/30/38	2,560	2,349,286
5.25%, 05/30/48	3,865	3,557,037
6.15%, 02/27/37	2,510	2,587,408
6.25%, 11/30/32	880	944,170
7.88%, 02/15/30	2,993	3,671,753

		628,754,742
Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,600	1,563,504
3.25%, 06/01/22 (Call 03/01/22)	2,245	2,215,456
3.70%, 04/01/27 (Call 01/01/27)	2,455	2,372,782
6.15%, 08/15/36	77	89,903
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	1,800	1,786,428

		8,028,073
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	1,380	1,360,501
3.50%, 09/15/27 (Call 06/15/27)	1,675	1,532,457

150

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
5.10%, 05/15/44 (Call 11/15/43)	$2,869	$2,559,435
6.35%, 03/15/40	370	392,252

		5,844,645
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)(d)	500	545,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,585	2,522,934
3.00%, 04/01/25 (Call 01/01/25)	880	847,167
3.05%, 09/01/22 (Call 06/01/22)	3,772	3,706,179
3.25%, 06/15/27 (Call 03/15/27)(b)	1,028	992,729
3.40%, 09/01/24 (Call 12/01/23)	1,625	1,604,817
3.60%, 09/01/20 (Call 06/01/20)	375	376,766
3.75%, 04/01/24 (Call 01/01/24)	1,750	1,761,217
3.85%, 09/01/23 (Call 06/01/23)	1,463	1,484,111
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,025,552
4.05%, 06/15/48 (Call 12/15/47)	1,175	1,088,861
4.10%, 06/01/21 (Call 03/01/21)	301	306,469
4.13%, 06/15/47 (Call 12/15/46)	1,100	1,031,239
4.15%, 04/01/45 (Call 10/01/44)	4,222	3,990,888
4.15%, 12/15/48 (Call 06/15/48)	700	659,974
4.38%, 09/01/42 (Call 03/01/42)	1,747	1,708,653
4.40%, 03/15/42 (Call 09/15/41)	1,315	1,290,620
4.45%, 03/15/43 (Call 09/15/42)	1,192	1,177,291
4.55%, 09/01/44 (Call 03/01/44)	3,635	3,625,876
4.70%, 09/01/45 (Call 03/01/45)	5,700	5,815,710
4.90%, 04/01/44 (Call 10/01/43)	3,605	3,772,452
4.95%, 09/15/41 (Call 03/15/41)	905	952,531
5.05%, 03/01/41 (Call 09/01/40)	905	960,848
5.15%, 09/01/43 (Call 03/01/43)	1,910	2,061,616
5.40%, 06/01/41 (Call 12/01/40)	756	833,649
5.75%, 05/01/40 (Call 11/01/39)	845	965,142
6.15%, 05/01/37	3,998	4,790,603
6.20%, 08/15/36	435	516,262
7.95%, 08/15/30	470	628,841
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	810	772,197
2.40%, 02/03/20	1,185	1,174,608
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,272,617
2.85%, 12/15/21 (Call 09/15/21)	950	935,456
2.95%, 11/21/24 (Call 08/21/24)	3,140	3,034,998
3.20%, 08/02/46 (Call 02/02/46)	3,527	2,916,018
3.50%, 11/15/42 (Call 05/14/42)	820	711,096
3.65%, 02/03/48 (Call 08/03/47)	1,450	1,299,446
4.50%, 11/07/43 (Call 05/07/43)	65	64,857
6.20%, 06/01/36	575	698,211
6.25%, 08/01/34	425	517,404
6.38%, 11/15/37	185	229,459
6.90%, 07/15/28	550	675,868
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,763	2,611,615
3.70%, 02/01/26 (Call 11/01/25)	600	586,998
4.00%, 06/01/28 (Call 03/01/28)	1,500	1,489,995
4.80%, 09/15/35 (Call 03/15/35)	390	399,641
4.80%, 08/01/45 (Call 02/01/45)	1,690	1,726,386
5.75%, 03/15/33	15	16,876
5.75%, 01/15/42	275	306,397
5.95%, 05/15/37	388	450,712
6.13%, 09/15/15 (Call 03/15/15)	765	861,535
7.13%, 10/15/31	4,145	5,195,592

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$1,000	$982,200
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,975	2,652,064
3.25%, 06/01/27 (Call 03/01/27)	3,975	3,710,861
3.35%, 11/01/25 (Call 08/01/25)	1,250	1,200,950
3.40%, 08/01/24 (Call 05/01/24)	2,190	2,149,551
3.70%, 10/30/20 (Call 07/30/20)	1,075	1,080,149
3.70%, 11/01/23 (Call 08/01/23)	84	84,416
3.80%, 03/01/28 (Call 12/01/27)	3,330	3,222,874
3.80%, 11/01/46 (Call 05/01/46)	2,937	2,531,518
3.95%, 05/01/50 (Call 11/01/49)	4,660	4,005,922
4.10%, 03/15/44 (Call 09/15/43)	1,520	1,372,378
4.25%, 06/01/21 (Call 03/01/21)	1,050	1,064,858
4.25%, 03/15/29 (Call 12/15/28)	265	265,594
4.25%, 11/01/66 (Call 05/01/66)	3,155	2,672,727
4.40%, 03/01/43 (Call 09/01/42)	225	212,337
4.50%, 08/01/54 (Call 02/01/54)	565	520,478
4.65%, 03/01/68 (Call 09/01/67)	325	294,954
4.75%, 05/30/42 (Call 11/30/41)	2,205	2,176,908
4.75%, 11/15/48 (Call 05/15/48)	170	167,601
5.50%, 04/15/41 (Call 10/15/40)	260	280,374
6.00%, 10/01/36	3,640	4,153,786
6.15%, 05/01/37	505	585,664
6.22%, 04/30/40	1,460	1,701,893
FedEx Corp.
2.30%, 02/01/20	550	545,501
2.63%, 08/01/22	995	958,971
3.20%, 02/01/25	1,850	1,768,877
3.25%, 04/01/26 (Call 01/01/26)	2,860	2,698,582
3.30%, 03/15/27 (Call 12/15/26)	955	891,187
3.40%, 02/15/28 (Call 11/15/27)	1,150	1,073,893
3.88%, 08/01/42	550	463,051
3.90%, 02/01/35	2,945	2,662,898
4.00%, 01/15/24	2,000	2,025,680
4.05%, 02/15/48 (Call 08/15/47)	1,185	998,351
4.10%, 04/15/43	1,150	1,002,984
4.10%, 02/01/45	2,435	2,082,607
4.40%, 01/15/47 (Call 07/15/46)	2,680	2,386,058
4.55%, 04/01/46 (Call 10/01/45)	4,060	3,693,138
4.75%, 11/15/45 (Call 05/15/45)	3,620	3,391,976
4.90%, 01/15/34	2,000	2,022,360
5.10%, 01/15/44	770	757,387
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,124,143
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,501,530
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,220	2,136,905
3.13%, 06/01/26 (Call 03/01/26)	310	285,792
4.30%, 05/15/43 (Call 11/15/42)	2,917	2,682,852
4.95%, 08/15/45 (Call 02/15/45)	1,825	1,816,860
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,300	1,249,963
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,525	2,447,735
2.90%, 06/15/26 (Call 03/15/26)	3,815	3,540,816
3.00%, 04/01/22 (Call 01/01/22)	2,360	2,322,901
3.15%, 06/01/27 (Call 03/01/27)	2,175	2,038,606
3.25%, 12/01/21 (Call 09/01/21)	1,870	1,857,490
3.65%, 08/01/25 (Call 06/01/25)	655	648,391
3.80%, 08/01/28 (Call 05/01/28)	500	490,285

151

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.85%, 01/15/24 (Call 10/15/23)	$3,000	$3,007,770
3.94%, 11/01/47 (Call 05/01/47)	2,119	1,874,022
3.95%, 10/01/42 (Call 04/01/42)	388	347,555
4.05%, 08/15/52 (Call 02/15/52)	146	128,971
4.15%, 02/28/48 (Call 08/28/47)(b)	2,075	1,900,430
4.45%, 06/15/45 (Call 12/15/44)	1,261	1,208,025
4.65%, 01/15/46 (Call 07/15/45)	1,030	1,015,662
4.80%, 08/15/43 (Call 02/15/43)	51	50,602
4.84%, 10/01/41	5,952	6,020,031
7.80%, 05/15/27	50	62,758
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	628	604,481
2.50%, 05/11/20 (Call 04/11/20)	656	647,754
2.50%, 09/01/22 (Call 08/01/22)	625	595,775
2.65%, 03/02/20 (Call 02/20/20)	740	732,504
2.80%, 03/01/22 (Call 02/01/22)	1,060	1,030,468
2.88%, 09/01/20 (Call 08/01/20)	870	860,621
3.40%, 03/01/23 (Call 02/01/23)	475	465,101
3.45%, 11/15/21 (Call 10/15/21)	365	362,788
3.50%, 06/01/21	145	144,720
3.75%, 06/09/23 (Call 05/09/23)	550	544,693
3.88%, 12/01/23 (Call 11/01/23)	2,000	1,993,540
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,025	992,856
2.75%, 03/01/26 (Call 12/01/25)	2,042	1,880,171
3.00%, 04/15/27 (Call 01/15/27)(b)	2,647	2,462,954
3.20%, 06/08/21	970	966,285
3.25%, 01/15/25 (Call 10/01/24)	1,075	1,037,214
3.25%, 08/15/25 (Call 05/15/25)	2,460	2,358,353
3.35%, 08/15/46 (Call 02/15/46)	1,000	793,720
3.38%, 02/01/35 (Call 08/01/34)	540	466,187
3.50%, 06/08/23 (Call 05/08/23)	905	901,823
3.60%, 09/15/37 (Call 03/15/37)	630	550,280
3.75%, 03/15/24 (Call 12/15/23)	2,990	2,985,216
3.75%, 07/15/25 (Call 05/15/25)	1,650	1,640,215
3.80%, 10/01/51 (Call 04/01/51)	1,034	856,855
3.88%, 02/01/55 (Call 08/01/54)	2,525	2,087,847
3.95%, 09/10/28 (Call 06/10/28)	2,255	2,218,401
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,274,007
4.00%, 04/15/47 (Call 10/15/46)(b)	1,380	1,236,163
4.05%, 11/15/45 (Call 05/15/45)	1,025	912,916
4.05%, 03/01/46 (Call 09/01/45)	3,614	3,235,433
4.10%, 09/15/67 (Call 03/15/67)	623	510,337
4.15%, 01/15/45 (Call 07/15/44)	1,300	1,179,360
4.16%, 07/15/22 (Call 04/15/22)	3,865	3,931,246
4.25%, 04/15/43 (Call 10/15/42)	2,700	2,492,316
4.30%, 06/15/42 (Call 12/15/41)	870	826,474
4.38%, 09/10/38 (Call 03/10/38)	935	900,312
4.38%, 11/15/65 (Call 05/15/65)	1,393	1,206,366
4.50%, 09/10/48 (Call 03/10/48)	685	657,052
4.75%, 09/15/41 (Call 03/15/41)	1,970	1,949,216
4.75%, 12/15/43 (Call 06/15/43)	650	656,390
4.80%, 09/10/58 (Call 03/10/58)	50	48,698
4.82%, 02/01/44 (Call 08/01/43)	2,469	2,470,333
6.63%, 02/01/29	350	418,527
United Parcel Service Inc.
2.05%, 04/01/21	1,852	1,804,626
2.35%, 05/16/22 (Call 04/16/22)	1,675	1,620,512
2.40%, 11/15/26 (Call 08/15/26)	1,300	1,176,942
2.45%, 10/01/22	4,920	4,743,520

Security	Par (000)	Value

Transportation (continued)
2.50%, 04/01/23 (Call 03/01/23)	$1,100	$1,060,565
2.80%, 11/15/24 (Call 09/15/24)	1,350	1,288,211
3.05%, 11/15/27 (Call 08/15/27)	4,045	3,806,628
3.13%, 01/15/21	1,738	1,738,122
3.40%, 11/15/46 (Call 05/15/46)	2,445	2,021,281
3.63%, 10/01/42	690	601,652
3.75%, 11/15/47 (Call 05/15/47)	1,685	1,482,952
4.88%, 11/15/40 (Call 05/15/40)	635	661,632
6.20%, 01/15/38	3,860	4,678,359
United Parcel Service of America Inc., 8.38%, 04/01/30(c)	50	65,263

		268,101,865
Trucking & Leasing — 0.0%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)(b)	212	209,272
3.25%, 03/30/25 (Call 12/30/24)	1,585	1,481,642
3.25%, 09/15/26 (Call 06/15/26)	830	756,030
3.50%, 03/15/28 (Call 12/15/27)	805	730,650
3.85%, 03/30/27 (Call 12/30/26)	835	785,259
3.90%, 03/30/23	780	773,994
4.35%, 02/15/24 (Call 01/15/24)	500	500,655
4.50%, 03/30/45 (Call 09/30/44)	400	355,544
4.55%, 11/07/28 (Call 08/07/28)	1,000	982,600
4.75%, 06/15/22	593	612,219
4.85%, 06/01/21	850	871,556
5.20%, 03/15/44 (Call 09/15/43)(b)	900	896,004

		8,955,425
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	1,400	1,378,650
2.95%, 09/01/27 (Call 06/01/27)	1,165	1,086,432
3.00%, 12/01/26 (Call 09/01/26)	295	276,374
3.40%, 03/01/25 (Call 12/01/24)	3,445	3,373,757
3.75%, 09/01/47 (Call 03/01/47)	2,050	1,782,783
3.85%, 03/01/24 (Call 12/01/23)	1,100	1,108,591
4.00%, 12/01/46 (Call 06/01/46)	480	436,392
4.30%, 12/01/42 (Call 06/01/42)	3,340	3,206,767
4.30%, 09/01/45 (Call 03/01/45)	1,125	1,071,776
6.59%, 10/15/37	615	767,022

		14,488,544

Total Corporate Bonds & Notes — 25.5%
(Cost: $14,320,050,597)		13,676,464,515

Foreign Government Obligations(h)

Canada — 0.3%
Canada Government International Bond, 2.00%, 11/15/22	4,400	4,246,396
Export Development Canada
1.38%, 10/21/21(b)	120	114,790
1.50%, 05/26/21(b)	4,350	4,200,751
1.63%, 12/03/19	1,100	1,086,756
1.63%, 01/17/20	4,205	4,147,938
1.75%, 07/21/20	4,285	4,206,070
2.00%, 11/30/20(b)	2,825	2,773,952
2.00%, 05/17/22	3,750	3,626,400
2.50%, 01/24/23(b)	560	548,934

152

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$900	$1,256,328
Series HQ, 9.50%, 11/15/30	8	12,174
Series IO, 8.05%, 07/07/24	500	614,995
Province of Alberta Canada
1.90%, 12/06/19	3,750	3,712,800
2.20%, 07/26/22	2,963	2,859,532
3.30%, 03/15/28	5,750	5,669,960
Province of British Columbia Canada
2.00%, 10/23/22	3,503	3,365,823
2.25%, 06/02/26	8,385	7,841,652
2.65%, 09/22/21	3,208	3,178,166
Province of Manitoba Canada
2.05%, 11/30/20	1,350	1,323,553
2.10%, 09/06/22	2,560	2,456,038
2.13%, 05/04/22	1,600	1,542,720
2.13%, 06/22/26	2,500	2,292,200
3.05%, 05/14/24	1,250	1,235,638
Province of New Brunswick Canada, 3.63%, 02/24/28	750	753,525
Province of Nova Scotia Canada, 9.25%, 03/01/20	500	536,040
Province of Ontario Canada
1.88%, 05/21/20	3,210	3,159,057
2.20%, 10/03/22	4,565	4,395,182
2.25%, 05/18/22	3,550	3,438,317
2.40%, 02/08/22	5,815	5,674,568
2.45%, 06/29/22	2,350	2,289,581
2.50%, 09/10/21	5,869	5,768,934
2.50%, 04/27/26	9,700	9,169,216
2.55%, 02/12/21	6,470	6,398,765
3.20%, 05/16/24(b)	1,730	1,723,824
3.40%, 10/17/23	2,000	2,013,720
4.40%, 04/14/20	2,645	2,695,361
Province of Quebec Canada
2.38%, 01/31/22	2,800	2,736,356
2.50%, 04/20/26	5,350	5,069,178
2.63%, 02/13/23	3,375	3,303,922
2.75%, 08/25/21(b)	1,800	1,785,240
2.75%, 04/12/27(b)	5,898	5,625,041
3.50%, 07/29/20	3,100	3,125,947
Series NN, 7.13%, 02/09/24	1,222	1,435,435
Series PD, 7.50%, 09/15/29	4,852	6,588,240
Series QO, 2.88%, 10/16/24	9,043	8,864,853

		148,863,868
Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22(b)	2,620	2,506,004
3.13%, 03/27/25(b)	2,500	2,402,625
3.13%, 01/21/26(b)	4,475	4,266,331
3.24%, 02/06/28 (Call 11/06/27)	2,925	2,761,668
3.25%, 09/14/21	4,749	4,755,079
3.63%, 10/30/42(b)	600	537,018
3.86%, 06/21/47(b)	4,075	3,700,670
3.88%, 08/05/20	5,700	5,767,374

		26,696,769
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,450	2,297,390
3.88%, 04/25/27 (Call 01/25/27)	5,750	5,436,452
4.00%, 02/26/24 (Call 11/26/23)	5,305	5,224,152

Security	Par (000)	Value

Colombia (continued)
4.38%, 07/12/21	$15,148	$15,336,290
4.50%, 01/28/26 (Call 10/28/25)	4,160	4,141,821
4.50%, 03/15/29 (Call 12/15/28)	1,000	977,730
5.00%, 06/15/45 (Call 12/15/44)	7,125	6,661,661
5.63%, 02/26/44 (Call 08/26/43)	6,227	6,316,731
6.13%, 01/18/41	5,786	6,161,685
7.38%, 09/18/37	8,275	9,877,702
8.13%, 05/21/24	1,680	1,961,870
10.38%, 01/28/33	3,380	5,034,172
11.75%, 02/25/20	1,675	1,839,619

		71,267,275
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,000	2,429,520

Germany — 0.0%
FMS Wertmanagement
1.38%, 06/08/21	8,250	7,933,530
1.75%, 03/17/20	7,200	7,096,464
2.00%, 08/01/22	3,815	3,678,461
2.75%, 03/06/23	300	296,739

		19,005,194
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250	261,132
5.38%, 03/25/24	10,785	11,369,547
5.75%, 11/22/23	10,424	11,101,873
6.25%, 01/29/20	2,340	2,407,556
6.38%, 03/29/21	9,350	9,854,806
7.63%, 03/29/41	2,460	3,297,335

		38,292,249
Indonesia — 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	750	711,555
3.50%, 01/11/28(b)	1,900	1,723,623
4.35%, 01/11/48(b)	4,995	4,353,492

		6,788,670
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	2,950	2,798,665
3.15%, 06/30/23	500	493,850
3.25%, 01/17/28	1,390	1,333,121
4.00%, 06/30/22	2,000	2,042,540
4.13%, 01/17/48	250	233,815
4.50%, 01/30/43	5,900	5,887,905

		12,789,896
Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	4,366	4,399,007
6.88%, 09/27/23	9,815	10,576,938

		14,975,945
Japan — 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	4,700	4,502,130
1.75%, 05/28/20	670	657,612
1.88%, 04/20/21	3,000	2,913,780
1.88%, 07/21/26	5,920	5,320,659
2.00%, 11/04/21	756	730,508
2.13%, 07/21/20	3,700	3,643,575

153

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
2.13%, 11/16/20	$4,500	$4,413,600
2.13%, 02/10/25	680	634,324
2.25%, 02/24/20	876	868,230
2.25%, 11/04/26	3,850	3,543,463
2.38%, 07/21/22	200	193,962
2.38%, 11/16/22	2,350	2,272,943
2.38%, 04/20/26	5,280	4,938,437
2.50%, 06/01/22	11,000	10,728,300
2.50%, 05/28/25	1,000	951,720
2.75%, 01/21/26	4,900	4,716,005
2.75%, 11/16/27	7,500	7,067,100
2.88%, 06/01/27	15,100	14,437,110
2.88%, 07/21/27	3,200	3,051,424
3.00%, 05/29/24	5,000	4,923,150
3.25%, 07/20/28	400	391,476
3.38%, 07/31/23	600	602,388
3.50%, 10/31/28	500	498,420
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	2,500	2,539,200
Japan International Cooperation Agency
2.13%, 10/20/26	770	701,686
2.75%, 04/27/27	500	473,280

		85,714,482
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	6,525	6,480,434
3.60%, 01/30/25	7,210	6,833,638
3.63%, 03/15/22	16,448	16,172,496
3.75%, 01/11/28(b)	6,945	6,428,014
4.00%, 10/02/23	9,948	9,805,545
4.13%, 01/21/26	7,720	7,466,784
4.15%, 03/28/27	8,425	8,056,743
4.35%, 01/15/47	2,550	2,123,921
4.60%, 01/23/46	10,995	9,476,700
4.60%, 02/10/48	4,155	3,585,142
4.75%, 03/08/44	17,677	15,575,735
5.55%, 01/21/45	8,490	8,357,896
5.75%, 10/12/10	4,300	3,941,982
6.05%, 01/11/40	5,730	5,927,570
6.75%, 09/27/34	9,393	10,615,217
7.50%, 04/08/33	2,400	2,899,680
8.00%, 09/24/22	150	172,686
8.13%, 12/30/19	200	210,602
8.30%, 08/15/31	4,150	5,353,832

		129,484,617
Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	3,700	3,634,732
3.88%, 03/17/28 (Call 12/17/27)	6,650	6,457,815
4.00%, 09/22/24 (Call 06/24/24)	5,550	5,544,783
4.30%, 04/29/53	1,450	1,310,380
4.50%, 05/15/47	1,050	993,794
4.50%, 04/16/50 (Call 10/16/49)	4,250	3,941,620
5.20%, 01/30/20	7,140	7,301,078
6.70%, 01/26/36	6,490	7,818,438
7.13%, 01/29/26	450	526,001
8.88%, 09/30/27	3,499	4,613,536
9.38%, 04/01/29	2,200	3,037,606

		45,179,783

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	$4,850	$4,930,462
5.63%, 11/18/50	9,207	10,430,702
6.55%, 03/14/37	2,653	3,264,172
7.35%, 07/21/25	3,320	4,007,306
8.75%, 11/21/33	4,245	6,116,238

		28,748,880
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28(b)	500	463,515
3.70%, 03/01/41	4,780	4,372,266
3.70%, 02/02/42(b)	1,294	1,183,881
3.95%, 01/20/40	5,000	4,727,750
4.00%, 01/15/21	16,850	17,056,075
4.20%, 01/21/24	11,400	11,629,026
5.00%, 01/13/37	3,150	3,405,969
5.50%, 03/30/26	1,550	1,698,583
6.38%, 01/15/32	2,150	2,599,458
6.38%, 10/23/34	11,081	13,657,332
6.50%, 01/20/20	1,000	1,037,490
7.75%, 01/14/31	3,490	4,618,631
9.50%, 02/02/30	1,356	1,964,871
10.63%, 03/16/25	1,485	2,035,356

		70,450,203
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	3,838	3,743,739
3.25%, 04/06/26	9,610	9,252,988
4.00%, 01/22/24	7,568	7,658,967
5.00%, 03/23/22	5,180	5,414,706
5.13%, 04/21/21	6,635	6,897,945

		32,968,345
South Korea — 0.1%
Export-Import Bank of Korea
2.13%, 02/11/21	5,000	4,861,450
2.25%, 01/21/20	2,900	2,869,231
2.38%, 04/21/27	5,000	4,421,800
2.63%, 12/30/20	1,000	984,990
2.63%, 05/26/26(b)	1,250	1,139,213
2.75%, 01/25/22	600	585,834
2.88%, 01/21/25	2,000	1,882,060
3.00%, 11/01/22	750	733,155
3.25%, 11/10/25	5,800	5,544,278
3.25%, 08/12/26	6,150	5,841,577
4.00%, 01/14/24	250	252,200
4.38%, 09/15/21	2,950	3,017,820
5.00%, 04/11/22	2,025	2,115,194
5.13%, 06/29/20	1,450	1,490,803
Korea International Bond
2.75%, 01/19/27	825	775,327
3.88%, 09/11/23	1,400	1,428,840
4.13%, 06/10/44(b)	4,036	4,066,351

		42,010,123
Supranational — 1.4%
African Development Bank
1.25%, 07/26/21	3,005	2,874,703
1.38%, 02/12/20	1,825	1,793,464
1.88%, 03/16/20	2,800	2,764,748
2.13%, 11/16/22	3,300	3,190,110

154

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.38%, 09/23/21	$4,117	$4,050,634
2.63%, 03/22/21	11,550	11,466,724
Asian Development Bank
1.38%, 03/23/20(b)	8,850	8,683,531
1.50%, 01/22/20(b)	9,031	8,897,793
1.63%, 05/05/20	4,800	4,716,288
1.63%, 08/26/20(b)	9,475	9,272,140
1.63%, 03/16/21(b)	4,300	4,178,912
1.75%, 01/10/20(b)	8,675	8,573,850
1.75%, 06/08/21(b)	2,240	2,176,496
1.75%, 09/13/22	9,800	9,361,254
1.75%, 08/14/26	400	363,008
1.88%, 02/18/22(b)	9,975	9,639,042
2.00%, 02/16/22	14,445	14,020,895
2.00%, 01/22/25	7,015	6,605,184
2.00%, 04/24/26	4,900	4,547,249
2.13%, 11/24/21(b)	5,000	4,881,850
2.13%, 03/19/25	320	302,835
2.25%, 01/20/21	4,930	4,863,396
2.38%, 08/10/27	250	235,125
2.50%, 11/02/27	5,000	4,741,700
2.63%, 01/12/27(b)	4,900	4,716,103
2.75%, 03/17/23	4,000	3,959,000
2.75%, 01/19/28(b)	5,500	5,318,500
6.22%, 08/15/27	3,225	3,883,835
Series 5Y, 1.88%, 08/10/22	250	240,260
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,251,744
4.38%, 06/15/22	4,550	4,667,754
Council of Europe Development Bank
1.63%, 03/10/20	850	836,553
1.63%, 03/16/21(b)	1,145	1,112,024
1.88%, 01/27/20	2,600	2,570,776
2.63%, 02/13/23	2,960	2,913,913
European Bank for Reconstruction & Development
1.13%, 08/24/20	4,125	4,001,704
1.50%, 03/16/20	2,835	2,786,181
1.50%, 11/02/21	5,150	4,940,344
1.63%, 05/05/20	6,025	5,919,864
1.88%, 02/23/22	3,105	2,998,467
2.00%, 02/01/21	5,250	5,148,885
2.13%, 03/07/22	4,770	4,642,498
2.75%, 03/07/23	3,000	2,967,570
European Investment Bank
1.25%, 12/16/19	16,870	16,597,887
1.38%, 06/15/20	10,615	10,373,615
1.38%, 09/15/21	9,800	9,390,262
1.63%, 03/16/20	14,050	13,831,101
1.63%, 08/14/20	5,950	5,823,087
1.63%, 12/15/20	9,525	9,278,683
1.63%, 06/15/21(b)	10,800	10,456,236
1.75%, 05/15/20	4,350	4,279,965
1.88%, 02/10/25	15,288	14,255,143
2.00%, 03/15/21	2,385	2,336,561
2.00%, 12/15/22	12,875	12,370,429
2.13%, 10/15/21	2,498	2,440,721
2.13%, 04/13/26	1,025	960,815
2.25%, 03/15/22	2,455	2,398,019
2.25%, 08/15/22	14,850	14,448,456
2.38%, 05/13/21	6,045	5,966,234

Security	Par (000)	Value

Supranational (continued)
2.38%, 06/15/22(b)	$9,850	$9,644,430
2.38%, 05/24/27	6,521	6,146,173
2.50%, 04/15/21	9,000	8,909,460
2.50%, 03/15/23	10,929	10,697,414
2.50%, 10/15/24	6,650	6,453,892
2.88%, 09/15/20	4,300	4,296,044
2.88%, 12/15/21	10,135	10,100,946
3.25%, 01/29/24	8,575	8,657,234
4.00%, 02/16/21	21,820	22,315,750
4.88%, 02/15/36	3,480	4,128,672
Inter-American Development Bank
1.25%, 09/14/21(b)	3,000	2,864,970
1.38%, 07/15/20	2,680	2,616,296
1.63%, 05/12/20	6,135	6,026,840
1.75%, 04/14/22	13,785	13,241,457
1.75%, 09/14/22	10,505	10,033,010
1.88%, 06/16/20	12,324	12,136,798
1.88%, 03/15/21	8,870	8,666,345
2.00%, 06/02/26	2,975	2,759,521
2.13%, 11/09/20	8,996	8,858,451
2.13%, 01/18/22	3,725	3,629,901
2.13%, 01/15/25	5,466	5,181,768
2.38%, 07/07/27	3,010	2,832,771
2.50%, 01/18/23	7,638	7,491,198
2.63%, 04/19/21	3,270	3,248,058
3.00%, 10/04/23(b)	2,850	2,848,860
3.00%, 02/21/24	11,801	11,784,597
3.13%, 09/18/28(b)	3,000	2,984,280
3.20%, 08/07/42	800	755,840
3.88%, 02/14/20	15,000	15,178,050
3.88%, 10/28/41	2,050	2,159,183
4.38%, 01/24/44	1,265	1,439,734
International Bank for Reconstruction & Development
1.13%, 08/10/20	5,825	5,657,823
1.38%, 03/30/20	30	29,429
1.38%, 05/24/21	9,560	9,210,391
1.38%, 09/20/21	3,350	3,211,042
1.63%, 09/04/20(b)	2,050	2,005,310
1.63%, 03/09/21(b)	13,615	13,234,733
1.63%, 02/10/22	12,450	11,941,915
1.75%, 04/19/23(b)	6,000	5,705,520
1.88%, 04/21/20	22,290	21,996,441
1.88%, 10/07/22	5,625	5,395,725
1.88%, 10/27/26	5,650	5,177,886
2.00%, 01/26/22	13,505	13,117,406
2.13%, 11/01/20	1,900	1,872,317
2.13%, 02/13/23(b)	6,410	6,198,919
2.13%, 03/03/25	5,820	5,524,460
2.25%, 06/24/21	4,695	4,617,579
2.50%, 11/25/24	13,538	13,140,795
2.50%, 07/29/25	12,330	11,917,808
2.50%, 11/22/27	3,275	3,108,958
2.75%, 07/23/21(b)	15,000	14,932,800
3.00%, 09/27/23(b)	2,000	2,000,660
3.13%, 09/28/21 (Call 03/28/19)	1,000	997,980
4.75%, 02/15/35	4,260	4,973,976
7.63%, 01/19/23	3,700	4,355,936
International Finance Corp.
1.13%, 07/20/21(b)	4,115	3,928,549
1.63%, 07/16/20	1,940	1,901,316

155

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 03/30/20	$1,600	$1,576,928
2.00%, 10/24/22(b)	3,525	3,396,761
2.13%, 04/07/26	5,625	5,285,194
2.25%, 01/25/21(b)	7,070	6,975,545
2.88%, 07/31/23	500	497,290
Nordic Investment Bank
1.25%, 08/02/21	5,100	4,877,079
1.50%, 09/29/20	750	730,958
2.13%, 02/01/22	3,040	2,959,805
2.25%, 02/01/21	7,230	7,127,117

		759,954,414
Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	13,775	13,537,243
1.75%, 08/28/20	1,340	1,312,115
1.75%, 03/10/21	7,450	7,247,882
2.00%, 08/30/22	4,200	4,034,352
2.38%, 03/09/22	6,000	5,868,300
2.88%, 05/22/21	500	498,465

		32,498,357
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	4,100	3,528,624
4.38%, 10/27/27	5,470	5,413,112
4.50%, 08/14/24	2,617	2,652,408
4.98%, 04/20/55	3,000	2,748,420
5.10%, 06/18/50	9,380	8,857,065
7.63%, 03/21/36	3,168	4,031,439
8.00%, 11/18/22	1,664	1,870,286

		29,101,354

Total Foreign Government Obligations — 3.0% (Cost: $1,654,770,390)		1,597,219,944

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,910	2,108,392

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	3,400	4,472,224
Series S-1, 7.04%, 04/01/50(b)	3,100	4,368,551
Series S-3, 6.91%, 10/01/50	1,300	1,814,904
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.00%, 11/01/40	2,500	2,975,600
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,590,592
Los Angeles Community College District/CA GO BAB 6.75%, 08/01/49	2,600	3,613,844
Series E, 6.60%, 08/01/42	200	266,456
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	947,519
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,624,018

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	$2,100	$2,508,219
Series A, 6.60%, 07/01/50	385	530,711
Series D, 6.57%, 07/01/45	2,470	3,310,813
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,388,973
5.76%, 07/01/29	2,170	2,484,607
Series RY, 6.76%, 07/01/34	3,025	3,824,447
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,294,351
Series F, 6.58%, 05/15/49	2,015	2,577,991
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,000	1,274,510
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	1,300	1,642,485
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	925	1,068,810
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,810	1,750,578
State of California GO
2.80%, 04/01/21	935	927,744
3.38%, 04/01/25	3,000	2,985,690
3.50%, 04/01/28	860	845,371
4.50%, 04/01/33 ( 04/01/28)	2,750	2,806,512
4.60%, 04/01/38 ( 04/01/28)	1,640	1,665,043
6.20%, 10/01/19	175	179,862
State of California GO BAB
5.70%, 11/01/21	500	532,760
7.30%, 10/01/39	7,150	9,723,499
7.35%, 11/01/39	2,130	2,900,719
7.50%, 04/01/34	6,530	8,810,276
7.55%, 04/01/39	11,540	16,298,865
7.60%, 11/01/40	4,435	6,365,600
7.63%, 03/01/40	150	211,037
7.70%, 11/01/30 (Call 11/01/20)	500	539,785
7.95%, 03/01/36 (Call 03/01/20)	500	528,270
University of California RB
Series AD, 4.86%, 05/15/12	3,150	3,099,915
Series AQ, 4.77%, 05/15/15	835	809,725
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	1,848,605
University of California RB BAB
5.77%, 05/15/43	3,020	3,560,882
5.95%, 05/15/45	1,050	1,264,147

		119,234,510
Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	500	629,980

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	2,400	2,699,808
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,606,582

		4,306,390
District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	810,642

156

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	$600	$616,308
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,802,515

		3,229,465
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41( 10/01/28)	985	968,472
State Board of Administration Finance Corp. RB
Series A, 2.16%, 07/01/19	1,500	1,494,540
Series A, 2.64%, 07/01/21	1,500	1,480,230
Series A, 3.00%, 07/01/20	1,310	1,307,694

		5,250,936
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	2,999	3,231,063
Project M, Series 2010-A, 6.66%, 04/01/57	1,297	1,498,696
Project P, Series 2010-A, 7.06%, 04/01/57	330	363,069

		5,092,828
Illinois — 0.1%
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	638,045
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	2,400	2,987,616
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,300	1,591,135
State of Illinois GO
4.95%, 06/01/23	50	50,199
5.10%, 06/01/33	25,148	23,878,529
5.88%, 03/01/19	4,405	4,431,078
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	1,000	1,090,100

		34,666,702
Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	526,700

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,832,265

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,122,984
Series E, 4.20%, 12/01/21	420	427,816
Series E, 5.46%, 12/01/39	3,600	4,256,892
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,708,827
Massachusetts School Building Authority RB BAB,
Series B, 5.72%, 08/15/39	1,060	1,263,690

		9,780,209
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,113,610

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,142,581

Security	Par (000)	Value

Nevada — 0.0%
County of Clark Department of Aviation RB BAB,
Series C, 6.82%, 07/01/45	$850	$1,168,215

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,044,623
Series B, 0.00%, 02/15/19 (AGM)(e)	500	496,980
Series B, 0.00%, 02/15/21 (AGM)(e)	1,145	1,043,232
Series B, 0.00%, 02/15/22(e)	1,000	877,040
Series B, 0.00%, 02/15/23 (AGM)(e)	1,400	1,180,452
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	5,719,045
Series F, 7.41%, 01/01/40	5,394	7,524,846
New Jersey Transportation Trust Fund Authority RB BAB 6.56%, 12/15/40	1,500	1,772,805
Series C, 5.75%, 12/15/28	2,475	2,695,226
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,239,180
Rutgers The State University of New Jersey RB BAB,
5.67%, 05/01/40	900	1,045,188

		26,638,617
New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,152,850
Series F1, 6.27%, 12/01/37	1,255	1,557,367
Series H-1, 5.85%, 06/01/40	645	786,003
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,840	2,564,868
Series 2010-A, 6.67%, 11/15/39	50	63,295
Series 2010B-1, 6.55%, 11/15/31	2,110	2,534,743
Series A2, 6.09%, 11/15/40	100	120,354
Series B, 6.65%, 11/15/39	220	277,086
Series E, 6.81%, 11/15/40	1,230	1,588,299
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,553,935
5.57%, 11/01/38	100	114,700
Series C-2, 5.77%, 08/01/36	2,000	2,301,360
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,145	3,786,926
5.88%, 06/15/44	3,090	3,812,998
6.01%, 06/15/42	835	1,037,220
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,500	1,744,725
Series F, 5.63%, 03/15/39	1,500	1,713,690
New York State Urban Development Corp. RB,
Series B, 2.10%, 03/15/22	1,635	1,604,000
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,439,159
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	2,727,375
5.65%, 11/01/40	3,855	4,520,322
Series 174, 4.46%, 10/01/62	3,175	3,131,725
Series 181, 4.96%, 08/01/46	2,000	2,186,940
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,066,250
Series 192, 4.81%, 10/15/65	4,235	4,434,723

		48,820,913

157

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$1,300	$1,541,228
Series B, 8.08%, 02/15/50	3,825	5,832,934
Series E, 6.27%, 02/15/50	1,210	1,449,011
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	1,844,760
Series A, 4.05%, 12/01/56	500	469,765
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	1,967,051
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	1,115	1,189,337

		14,294,086
Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,108,950
Series B, 5.55%, 06/30/28 (NPFGC)	50	55,715
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,134,830
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	595	723,579
State of Oregon GO, 5.89%, 06/01/27	8,020	9,228,534

		12,251,608
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	50	48,744
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,183,930

		1,232,674
South Carolina — 0.0%
South Carolina Public Service Authority BAB, Series C,
6.45%, 01/01/50	400	479,484

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,000,730

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	590	677,137
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series C, 5.99%, 02/01/39	1,000	1,241,610
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	1,875	2,294,550
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,056,153
6.00%, 12/01/44	400	500,224
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	896,231
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,472,600
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	427,024
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,586,226
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,835,000
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,420,754

Security	Par (000)	Value

Texas (continued)
State of Texas GO BAB
5.52%, 04/01/39	$2,300	$2,768,786
Series A, 4.63%, 04/01/33	1,255	1,328,166
Series A, 4.68%, 04/01/40	2,000	2,135,920
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	5,115	5,719,439
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	1,500	1,629,885

		30,989,705
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	500	504,780

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	690	637,401

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,422,972
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,469,702

		3,892,674
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	320	350,496
Series C, 3.15%, 05/01/27	2,580	2,481,805

		2,832,301

Total Municipal Debt Obligations — 0.6% (Cost: $333,394,343)		336,657,756

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.8%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	4,109	4,015,889
2.50%, 01/01/30	35,132	34,071,058
2.50%, 08/01/31	7,905	7,626,568
2.50%, 10/01/31	20,122	19,411,963
2.50%, 12/01/31	28,159	27,166,378
2.50%, 02/01/32	33,526	32,344,324
2.50%, 01/01/33	31,242	30,143,680
2.50%, 02/01/33	72	69,778
2.50%, 12/01/33(i)	115,619	111,378,093
2.50%, 12/01/48(i)	11,850	10,920,516
2.92%, 05/01/42, (12 mo. LIBOR US + 1.811%)(a)	1,011	1,005,542
3.00%, 04/01/27	842	834,231
3.00%, 05/01/27	6,286	6,232,683
3.00%, 06/01/27	5,492	5,444,142
3.00%, 07/01/27	158	156,771
3.00%, 08/01/27	646	640,512
3.00%, 09/01/27	2,661	2,637,821
3.00%, 11/01/27	1,006	997,655
3.00%, 12/01/27	604	598,992
3.00%, 01/01/28	320	316,768
3.00%, 05/01/29	12,495	12,358,921
3.00%, 05/01/30	13,199	13,016,516
3.00%, 06/01/30	7,318	7,224,088
3.00%, 07/01/30	12,746	12,569,744

158

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/30	$34,429	$33,953,346
3.00%, 02/01/31	11,562	11,396,818
3.00%, 05/01/31	24,760	24,406,859
3.00%, 06/01/31	16,579	16,342,461
3.00%, 12/01/31	73	71,872
3.00%, 07/01/32	23,687	23,341,532
3.00%, 09/01/32	23	22,446
3.00%, 02/01/33	50	49,631
3.00%, 05/01/33	4,291	4,222,086
3.00%, 12/01/33(i)	200,001	196,836,596
3.00%, 02/01/43	29,190	28,054,800
3.00%, 12/01/45	54	51,841
3.00%, 07/01/46	7,197	6,865,900
3.00%, 08/01/46	165,337	157,722,274
3.00%, 09/01/46	54,555	52,230,803
3.00%, 10/01/46	93,037	88,816,230
3.00%, 11/01/46	88,217	84,153,620
3.00%, 12/01/46	187,551	179,029,942
3.00%, 01/01/47	45,182	43,101,334
3.00%, 02/01/47	88,494	84,417,982
3.00%, 05/01/47	57,221	54,651,317
3.00%, 06/01/47	41,675	39,755,483
3.00%, 08/01/47	9,197	8,773,211
3.00%, 09/01/47	2,200	2,106,425
3.00%, 10/01/47	21,973	20,961,132
3.00%, 11/01/47	52	49,293
3.00%, 01/01/48	32	30,364
3.00%, 12/01/48(i)	117	111,033
3.50%, 11/01/25	4,196	4,222,734
3.50%, 03/01/26	3,613	3,635,363
3.50%, 06/01/26	887	893,014
3.50%, 03/01/32	2,145	2,141,707
3.50%, 05/01/32	6,051	6,071,794
3.50%, 09/01/32	5,906	5,925,410
3.50%, 06/01/33	580	581,657
3.50%, 07/01/33	40,650	40,762,507
3.50%, 12/01/33(i)	73,461	73,627,683
3.50%, 06/01/38	6,273	6,230,110
3.50%, 09/01/38	4,784	4,750,979
3.50%, 02/01/42	210	208,211
3.50%, 05/01/42	16	15,624
3.50%, 09/01/42	24	23,850
3.50%, 10/01/42	22,239	21,988,508
3.50%, 11/01/42	1,602	1,584,028
3.50%, 01/01/43	23	22,289
3.50%, 04/01/43	8,997	8,886,071
3.50%, 06/01/43	2,055	2,029,366
3.50%, 07/01/43	3,702	3,656,586
3.50%, 08/01/43	13,983	13,809,709
3.50%, 10/01/43	2,924	2,887,739
3.50%, 01/01/44	32,891	32,513,560
3.50%, 02/01/44	19,933	19,685,725
3.50%, 09/01/44	17,087	16,860,339
3.50%, 10/01/44	1,060	1,045,084
3.50%, 11/01/44	165	162,363
3.50%, 12/01/45	23,535	23,156,735
3.50%, 01/01/46	1,156	1,137,190
3.50%, 03/01/46	23,523	23,121,504
3.50%, 05/01/46	11,746	11,546,231
3.50%, 07/01/46	17,269	16,975,315

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$12,780	$12,572,326
3.50%, 09/01/46	18,964	18,639,970
3.50%, 10/01/46	8,045	7,908,412
3.50%, 11/01/46	3,080	3,027,357
3.50%, 12/01/46	3,224	3,168,989
3.50%, 02/01/47	19,794	19,455,996
3.50%, 03/01/47	15,696	15,406,376
3.50%, 04/01/47	49,860	48,943,446
3.50%, 05/01/47	6,849	6,728,711
3.50%, 07/01/47	23,033	22,609,086
3.50%, 08/01/47	64,319	63,250,065
3.50%, 09/01/47	31,699	31,189,255
3.50%, 12/01/47	24,229	23,783,219
3.50%, 01/01/48	37,869	37,311,443
3.50%, 02/01/48	97,008	95,000,942
3.50%, 03/01/48	17,659	17,321,006
3.50%, 04/01/48	4,017	3,957,374
3.50%, 05/01/48	47,553	46,663,760
3.50%, 12/01/48(i)	245,182	240,392,345
3.80%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	337	356,080
4.00%, 05/01/25	487	496,761
4.00%, 10/01/25	2,703	2,756,233
4.00%, 02/01/26	1,550	1,580,626
4.00%, 05/01/26	2,423	2,471,543
4.00%, 12/01/32	5,877	5,988,494
4.00%, 05/01/33	12,406	12,653,635
4.00%, 12/01/33(i)	2,744	2,794,271
4.00%, 09/01/41	7,408	7,520,292
4.00%, 02/01/42	5,996	6,086,445
4.00%, 03/01/42	1,453	1,474,833
4.00%, 06/01/42	9,915	10,065,349
4.00%, 07/01/44	12,675	12,833,828
4.00%, 01/01/45	3,120	3,160,096
4.00%, 06/01/45	5,746	5,797,526
4.00%, 08/01/45	15,681	15,822,269
4.00%, 01/01/46	6,771	6,831,805
4.00%, 03/01/46	2,346	2,364,664
4.00%, 05/01/46	16,015	16,139,453
4.00%, 08/01/46	620	624,780
4.00%, 11/01/46	32,229	32,479,678
4.00%, 02/01/47	11,978	12,070,502
4.00%, 10/01/47	4,160	4,191,332
4.00%, 11/01/47	8,342	8,404,593
4.00%, 01/01/48	37,868	38,152,120
4.00%, 02/01/48	9,404	9,502,149
4.00%, 04/01/48	418	421,681
4.00%, 06/01/48	45,542	46,090,071
4.00%, 07/01/48	137,449	138,271,606
4.00%, 08/01/48	42,216	42,598,759
4.00%, 09/01/48	31,244	31,439,617
4.00%, 12/01/48(i)	408,463	410,752,293
4.07%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	604	630,963
4.27%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	1,633	1,697,128
4.34%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	1,047	1,097,328
4.37%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	602	627,305
4.50%, 04/01/22	712	718,407
4.50%, 05/01/23	231	232,778
4.50%, 07/01/24	619	635,062
4.50%, 08/01/24	154	157,592
4.50%, 09/01/24	403	412,707

159

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/24	$380	$389,837
4.50%, 08/01/30	3,545	3,679,461
4.50%, 12/01/33(i)	500	508,965
4.50%, 03/01/39	2,554	2,655,216
4.50%, 05/01/39	3,026	3,146,509
4.50%, 10/01/39	2,333	2,425,905
4.50%, 01/01/40	651	677,107
4.50%, 02/01/41	5,290	5,499,741
4.50%, 05/01/41	8,251	8,579,088
4.50%, 05/01/42	11,642	12,105,826
4.50%, 01/01/45	9,845	10,200,432
4.50%, 11/01/45	307	315,790
4.50%, 01/01/46	15,318	15,820,931
4.50%, 03/01/46	244	253,534
4.50%, 04/01/46	2,134	2,195,703
4.50%, 05/01/46	1,665	1,712,354
4.50%, 07/01/46	959	986,976
4.50%, 08/01/46	1,065	1,095,819
4.50%, 09/01/46	6,802	7,059,843
4.50%, 03/01/47	2,232	2,302,324
4.50%, 05/01/47	10,348	10,672,821
4.50%, 06/01/47	4,040	4,167,570
4.50%, 05/01/48	59,145	60,837,563
4.50%, 06/01/48	43,248	44,525,467
4.50%, 07/01/48	28,490	29,329,181
4.50%, 10/01/48	6,266	6,445,493
4.50%, 12/01/48(i)	81,067	83,335,984
4.57%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	1,585	1,652,161
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	895	931,006
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,359	1,410,263
5.00%, 12/01/24	733	740,144
5.00%, 08/01/25	1,967	2,056,545
5.00%, 04/01/33	8,048	8,517,257
5.00%, 06/01/33	923	976,934
5.00%, 12/01/33	2,333	2,469,100
5.00%, 07/01/35	3,252	3,443,225
5.00%, 01/01/36	1,517	1,610,137
5.00%, 01/01/37	194	205,337
5.00%, 02/01/37	179	189,677
5.00%, 02/01/38	942	999,337
5.00%, 03/01/38	6,492	6,892,092
5.00%, 12/01/38	829	878,426
5.00%, 03/01/40	249	265,033
5.00%, 08/01/40	1,211	1,286,930
5.00%, 09/01/40	5,369	5,705,218
5.00%, 08/01/41	1,672	1,775,770
5.00%, 09/01/47	1,913	2,002,246
5.00%, 03/01/48	2,295	2,401,907
5.00%, 04/01/48	26,817	28,079,253
5.00%, 05/01/48	11,638	12,186,199
5.00%, 07/01/48	6,337	6,635,178
5.00%, 12/01/48(i)	4,100	4,288,344
5.50%, 02/01/34	3,674	3,969,439
5.50%, 05/01/35	2,389	2,576,124
5.50%, 06/01/35	1,298	1,399,012
5.50%, 05/01/36	1,802	1,945,745
5.50%, 07/01/36	2,926	3,159,572
5.50%, 03/01/38	2,496	2,700,148
5.50%, 04/01/38	536	579,621
5.50%, 01/01/39	1,360	1,466,922

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/39	$1,569	$1,697,935
6.00%, 10/01/36	1,501	1,651,117
6.00%, 02/01/37	1,526	1,685,993
6.00%, 11/01/37	4,068	4,477,863
6.00%, 09/01/38	68	75,278
Federal National Mortgage Association
2.50%, 05/01/27	4,467	4,370,500
2.50%, 10/01/27	4,714	4,612,082
2.50%, 01/01/28	463	452,816
2.50%, 09/01/28	320	312,760
2.50%, 12/01/29	6,754	6,607,625
2.50%, 02/01/30	1,104	1,071,976
2.50%, 03/01/30	13,833	13,388,800
2.50%, 06/01/30	2,029	1,963,993
2.50%, 07/01/30	3,932	3,805,861
2.50%, 08/01/30	10,892	10,543,384
2.50%, 09/01/30	4,405	4,264,298
2.50%, 12/01/30	8,221	7,956,626
2.50%, 01/01/31	4,959	4,799,839
2.50%, 04/01/31	3,808	3,677,330
2.50%, 05/01/31	77	74,755
2.50%, 09/01/31	15,325	14,800,368
2.50%, 10/01/31	146,053	141,573,170
2.50%, 12/01/31	24,614	23,771,714
2.50%, 01/01/32	54	52,329
2.50%, 02/01/32	48,695	47,028,538
2.50%, 03/01/32	20,001	19,316,656
2.50%, 04/01/32	14,704	14,201,134
2.50%, 05/01/32	88,990	85,944,930
2.50%, 10/01/32	2,513	2,431,075
2.50%, 12/01/32	21,400	20,644,378
2.50%, 01/01/33	20,250	19,556,843
2.50%, 12/01/33(i)	2,820	2,719,551
2.50%, 12/01/48(i)	24,275	22,380,127
2.52%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	1,412	1,453,380
3.00%, 01/01/27	7,399	7,359,982
3.00%, 10/01/27	7,028	6,982,537
3.00%, 11/01/27	5,341	5,306,228
3.00%, 04/01/30	10,378	10,257,045
3.00%, 07/01/30	8,233	8,137,636
3.00%, 08/01/30	30,822	30,463,900
3.00%, 09/01/30	53,904	53,279,091
3.00%, 10/01/30	21,401	21,152,231
3.00%, 11/01/30	5,799	5,731,202
3.00%, 12/01/30	14,653	14,482,797
3.00%, 02/01/31	31,093	30,731,682
3.00%, 03/01/31	20,351	20,106,303
3.00%, 04/01/31	3,234	3,194,615
3.00%, 05/01/31	919	907,946
3.00%, 06/01/31	15,427	15,241,528
3.00%, 07/01/31	5,524	5,457,475
3.00%, 09/01/31	14,665	14,490,207
3.00%, 10/01/31	6,370	6,293,677
3.00%, 01/01/32	27,046	26,724,129
3.00%, 02/01/32	51,831	51,209,406
3.00%, 03/01/32	7,079	6,991,930
3.00%, 05/01/32	7,833	7,735,306
3.00%, 06/01/32	17,983	17,774,614
3.00%, 08/01/32	9,804	9,688,702
3.00%, 11/01/32	14,932	14,757,310

160

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/32	$38,145	$37,649,281
3.00%, 02/01/33	17,414	17,209,860
3.00%, 05/01/33	1,227	1,208,224
3.00%, 12/01/33(i)	23,045	22,735,773
3.00%, 08/01/42	452	434,168
3.00%, 09/01/42	176	169,459
3.00%, 10/01/42	7,882	7,578,355
3.00%, 12/01/42	36,517	35,110,622
3.00%, 01/01/43	18,351	17,644,173
3.00%, 02/01/43	555	533,533
3.00%, 03/01/43	11,983	11,517,821
3.00%, 04/01/43	22,666	21,786,907
3.00%, 05/01/43	9,501	9,132,821
3.00%, 06/01/43	6,246	6,002,826
3.00%, 07/01/43	1,130	1,086,013
3.00%, 08/01/43	4,482	4,307,880
3.00%, 12/01/44	42	39,787
3.00%, 03/01/45	33,222	31,933,802
3.00%, 04/01/45	283	270,878
3.00%, 05/01/45	24,339	23,395,052
3.00%, 11/01/45	4,454	4,266,487
3.00%, 01/01/46	19	17,860
3.00%, 04/01/46	11,589	11,100,954
3.00%, 07/01/46	51,969	49,780,138
3.00%, 08/01/46	46,297	44,196,397
3.00%, 10/01/46	7,864	7,512,645
3.00%, 11/01/46	44,367	42,343,595
3.00%, 12/01/46	222,710	212,575,117
3.00%, 01/01/47	178,534	170,442,708
3.00%, 02/01/47	238,531	227,650,105
3.00%, 03/01/47	182,427	173,902,345
3.00%, 05/01/47	3,832	3,653,615
3.00%, 07/01/47	55,377	52,851,228
3.00%, 08/01/47	17,270	16,482,410
3.00%, 12/01/47	23,693	22,638,690
3.00%, 12/01/48(i)	5,594	5,330,972
3.50%, 01/01/27	1,112	1,118,937
3.50%, 11/01/28	393	396,068
3.50%, 01/01/29	808	814,464
3.50%, 12/01/29	2,857	2,877,183
3.50%, 07/01/30	20,765	20,923,690
3.50%, 10/01/30	6,631	6,675,754
3.50%, 11/01/30	1,441	1,450,564
3.50%, 03/01/31	8,940	8,981,276
3.50%, 06/01/31	21,642	21,779,294
3.50%, 01/01/32	22,806	22,913,503
3.50%, 02/01/32	3,319	3,332,352
3.50%, 05/01/32	9,473	9,510,168
3.50%, 06/01/32	8,837	8,879,622
3.50%, 07/01/32	3,286	3,298,032
3.50%, 08/01/32	3,902	3,918,488
3.50%, 10/01/32	3,584	3,598,915
3.50%, 11/01/32	3,346	3,359,455
3.50%, 12/01/32	354	355,719
3.50%, 02/01/33	232	232,968
3.50%, 03/01/33	12,182	12,236,749
3.50%, 04/01/33	21,584	21,673,788
3.50%, 05/01/33	12,178	12,232,195
3.50%, 12/01/33(i)	27,551	27,627,410
3.50%, 08/01/38	7,013	6,965,293

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/38	$9,558	$9,492,530
3.50%, 02/01/42	26,382	26,106,272
3.50%, 05/01/42	8,014	7,923,813
3.50%, 11/01/42	8,190	8,097,404
3.50%, 12/01/42	10,790	10,652,953
3.50%, 04/01/43	202	199,446
3.50%, 06/01/43	9,113	8,999,320
3.50%, 10/01/43	11,759	11,626,097
3.50%, 10/01/44	16,938	16,725,881
3.50%, 02/01/45	15,287	15,096,762
3.50%, 03/01/45	59,189	58,242,011
3.50%, 05/01/45	72,139	70,984,500
3.50%, 06/01/45	195	192,216
3.50%, 07/01/45	27,173	26,738,330
3.50%, 10/01/45	6,024	5,956,374
3.50%, 12/01/45	143,032	140,742,241
3.50%, 01/01/46	27,156	26,757,819
3.50%, 02/01/46	76,061	74,843,529
3.50%, 03/01/46	86,923	85,599,430
3.50%, 04/01/46	9,619	9,455,073
3.50%, 05/01/46	64,509	63,429,553
3.50%, 06/01/46	19,758	19,420,343
3.50%, 07/01/46	89,148	87,648,477
3.50%, 08/01/46	35,330	34,725,674
3.50%, 09/01/46	20,615	20,262,858
3.50%, 10/01/46	39,129	38,449,596
3.50%, 11/01/46	43,558	42,839,140
3.50%, 12/01/46	176,802	173,938,504
3.50%, 01/01/47	97,689	96,110,098
3.50%, 02/01/47	55,138	54,246,057
3.50%, 04/01/47	52,933	52,014,588
3.50%, 05/01/47	40,023	39,348,929
3.50%, 06/01/47	45,790	44,977,957
3.50%, 07/01/47	41,803	41,133,535
3.50%, 08/01/47	62,881	61,750,598
3.50%, 09/01/47	26,168	25,686,320
3.50%, 10/01/47	48,459	47,632,977
3.50%, 11/01/47	64,496	63,396,197
3.50%, 12/01/47	66,201	64,983,651
3.50%, 01/01/48	15,645	15,413,667
3.50%, 01/20/48	106	104,590
3.50%, 02/01/48	152,199	149,494,568
3.50%, 03/01/48	173	170,068
3.50%, 04/01/48	22,906	22,514,810
3.50%, 05/01/48	4,893	4,823,013
3.50%, 11/01/51	14,696	14,549,442
3.68%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	693	731,202
4.00%, 10/01/25	5,603	5,712,174
4.00%, 11/01/25	422	429,436
4.00%, 03/01/26	1,200	1,224,300
4.00%, 06/01/26	1,833	1,869,601
4.00%, 09/01/26	733	747,979
4.00%, 12/01/30	3,328	3,393,253
4.00%, 01/01/31	1,142	1,164,546
4.00%, 02/01/31	933	951,343
4.00%, 10/01/31	3,741	3,823,731
4.00%, 02/01/32	4,614	4,715,811
4.00%, 05/01/33	31,290	31,909,139
4.00%, 06/01/33	5,641	5,754,465
4.00%, 07/01/33	11,482	11,712,459

161

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/33(i)	$26,375	$26,860,258
4.00%, 06/01/38	18,878	19,177,890
4.00%, 03/01/42	7,350	7,457,130
4.00%, 06/01/42	4,160	4,222,357
4.00%, 05/01/44	7,374	7,478,987
4.00%, 06/01/44	12,445	12,632,343
4.00%, 10/01/44	7,053	7,138,821
4.00%, 12/01/44	29,141	29,506,349
4.00%, 01/01/45	43,635	44,164,168
4.00%, 02/01/45	98,007	99,444,450
4.00%, 03/01/45	7,025	7,124,784
4.00%, 05/01/45	29,332	29,749,974
4.00%, 09/01/45	2,106	2,123,972
4.00%, 11/01/45	1,137	1,147,514
4.00%, 01/01/46	3,479	3,510,260
4.00%, 02/01/46	3,832	3,861,771
4.00%, 03/01/46	8,278	8,342,422
4.00%, 04/01/46	13,235	13,336,257
4.00%, 05/01/46	29,690	30,004,305
4.00%, 06/01/46	49,257	49,955,661
4.00%, 07/01/46	72,003	72,734,843
4.00%, 08/01/46	21,503	21,671,654
4.00%, 09/01/46	592	596,694
4.00%, 10/01/46	8,177	8,239,893
4.00%, 11/01/46	3,533	3,582,840
4.00%, 04/01/47	31,956	32,257,389
4.00%, 05/01/47	16,266	16,462,951
4.00%, 06/01/47	46,917	47,425,998
4.00%, 07/01/47	113,048	114,026,377
4.00%, 08/01/47	41,806	42,179,265
4.00%, 09/01/47	41,173	41,536,057
4.00%, 10/01/47	41,858	42,375,533
4.00%, 11/01/47	48,482	48,844,224
4.00%, 12/01/47	58,036	58,477,243
4.00%, 01/01/48	7,624	7,680,625
4.00%, 02/01/48	131,050	132,028,621
4.00%, 04/01/48	189,224	190,458,889
4.00%, 05/01/48	208	210,370
4.00%, 06/01/48	1,125	1,135,237
4.00%, 07/01/48	24,187	24,337,830
4.00%, 09/01/48	27,233	27,403,654
4.00%, 12/01/48(i)	136,649	137,403,421
4.50%, 10/01/24	972	996,746
4.50%, 02/01/25	401	411,892
4.50%, 04/01/25	420	430,894
4.50%, 06/01/25	2,411	2,473,413
4.50%, 08/01/31	3,257	3,386,223
4.50%, 12/01/33(i)	3,600	3,655,125
4.50%, 09/01/40	8,911	9,265,767
4.50%, 12/01/40	4,340	4,512,965
4.50%, 01/01/41	10,460	10,876,562
4.50%, 05/01/41	6,065	6,304,688
4.50%, 06/01/41	33,891	35,214,193
4.50%, 08/01/41	11,727	12,185,726
4.50%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	691	720,663
4.50%, 09/01/41	4,279	4,446,575
4.50%, 01/01/42	4,621	4,801,112
4.50%, 09/01/42	4,036	4,181,612
4.50%, 08/01/43	6,189	6,401,581
4.50%, 03/01/44	40	41,399

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/44	$12,968	$13,392,753
4.50%, 06/01/44	2,112	2,194,160
4.50%, 02/01/45	4,947	5,134,502
4.50%, 08/01/45	6,131	6,363,184
4.50%, 11/01/45	521	536,318
4.50%, 12/01/45	2,681	2,774,886
4.50%, 01/01/46	472	486,521
4.50%, 02/01/46	26,603	27,662,167
4.50%, 03/01/46	528	542,742
4.50%, 04/01/46	771	800,001
4.50%, 05/01/46	265	273,026
4.50%, 07/01/46	376	387,180
4.50%, 08/01/46	9,618	9,917,158
4.50%, 09/01/46	403	414,364
4.50%, 10/01/46	3,269	3,363,644
4.50%, 01/01/47	2,994	3,081,264
4.50%, 02/01/47	901	927,201
4.50%, 03/01/47	672	692,742
4.50%, 06/01/47	13,441	13,884,520
4.50%, 10/01/47	6,510	6,713,062
4.50%, 12/01/47	5,314	5,479,443
4.50%, 01/01/48	75,381	77,733,048
4.50%, 02/01/48	2,310	2,389,586
4.50%, 03/01/48	27,432	28,299,485
4.50%, 04/01/48	12,406	12,825,382
4.50%, 05/01/48	36,257	37,289,401
4.50%, 06/01/48	12,714	13,199,384
4.50%, 07/01/48	104,301	107,334,853
4.50%, 12/01/48(i)	49,529	50,916,278
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	937	975,001
5.00%, 08/01/20	1	781
5.00%, 07/01/23	800	821,920
5.00%, 12/01/23	582	593,901
5.00%, 11/01/33	6,998	7,408,365
5.00%, 12/01/33(i)	975	1,007,030
5.00%, 06/01/39	1,463	1,548,390
5.00%, 12/01/39	265	280,203
5.00%, 01/01/40	7	7,125
5.00%, 03/01/40	4,471	4,748,597
5.00%, 04/01/40	647	687,526
5.00%, 05/01/40	48	51,191
5.00%, 06/01/40	61	65,106
5.00%, 07/01/40	4,015	4,263,515
5.00%, 08/01/40	2,923	3,104,043
5.00%, 09/01/40	19	20,263
5.00%, 10/01/40	59	62,698
5.00%, 04/01/41	1,503	1,596,444
5.00%, 05/01/41	7,249	7,698,830
5.00%, 06/01/41	1,726	1,833,316
5.00%, 08/01/41	3,182	3,378,741
5.00%, 10/01/41	8,611	9,143,430
5.00%, 01/01/42	37,050	39,350,712
5.00%, 05/01/42	17,921	19,033,800
5.00%, 09/01/47	2,441	2,554,833
5.00%, 02/01/48	19,636	20,568,516
5.00%, 03/01/48	8,110	8,517,273
5.00%, 04/01/48	15,254	15,975,333
5.00%, 05/01/48	10,328	10,834,628
5.00%, 09/01/48	10,955	11,473,004
5.50%, 12/01/19	30	29,939

162

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/33	$2,682	$2,901,964
5.50%, 11/01/33	5,322	5,759,833
5.50%, 09/01/34	7,693	8,310,376
5.50%, 09/01/36	592	640,355
5.50%, 03/01/38	504	546,553
5.50%, 06/01/38	13,279	14,395,022
5.50%, 11/01/38	881	954,653
5.50%, 07/01/40	2,980	3,225,413
5.50%, 09/01/41	80,666	87,305,020
5.50%, 01/01/47	6,642	7,172,600
5.50%, 03/01/48	1,987	2,120,891
5.50%, 04/01/48	1,633	1,742,636
5.50%, 12/01/48(i)	71,860	76,463,531
6.00%, 03/01/34	4,179	4,603,138
6.00%, 05/01/34	409	451,022
6.00%, 08/01/34	687	758,048
6.00%, 11/01/34	221	243,998
6.00%, 09/01/36	1,297	1,434,874
6.00%, 08/01/37	2,796	3,086,423
6.00%, 03/01/38	675	744,522
6.00%, 05/01/38	381	420,450
6.00%, 09/01/38	315	347,284
6.00%, 06/01/39	6,176	6,834,569
6.00%, 10/01/39	408	449,560
6.00%, 07/01/41	3,345	3,703,125
6.00%, 12/01/48(i)	12,220	13,156,072
6.50%, 08/01/36	61	68,373
6.50%, 09/01/36	453	509,149
6.50%, 10/01/36	67	74,810
6.50%, 12/01/36	56	62,513
6.50%, 07/01/37	116	130,251
6.50%, 08/01/37	4,506	5,069,743
6.50%, 10/01/37	202	227,431
6.50%, 11/01/37	37	40,962
6.50%, 12/01/37	1,398	1,573,106
6.50%, 06/01/38	44	47,770
6.50%, 10/01/39	1,393	1,565,132
6.50%, 05/01/40	40	45,441
7.00%, 04/01/37	1,717	1,968,134
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	2,143	2,113,611
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	4,379,716
Series 2016-M10, Class A1, 2.10%, 07/25/28	8,571	8,069,019
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,951	1,860,433
Series 2017-M4, Class A2, 2.68%, 12/25/26(a)	30,000	27,880,304
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	16,394,832
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	10,018,097
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5, 5.09%, 03/25/19	3,054	3,054,082
Series K006, Class A2, 4.25%, 01/25/20	2,425	2,438,466
Series K007, Class A2, 4.22%, 03/25/20	18,261	18,389,372
Series K010, Class A1, 3.32%, 07/25/20	18	17,478
Series K010, Class A2, 4.33%, 10/25/20(a)	6,375	6,459,033
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	4,000	4,046,685
Series K017, Class A2, 2.87%, 12/25/21	9,493	9,401,618
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,061,325
Series K024, Class A2, 2.57%, 09/25/22	890	868,520
Series K026, Class A2, 2.51%, 11/25/22	11,900	11,574,622
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,492,354

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K031, Class A2, 3.30%, 04/25/23(a)	$5,100	$5,102,282
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	2,871,550
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	33,815,240
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	8,767,423
Series K037, Class A2, 3.49%, 01/25/24	10,700	10,781,545
Series K038, Class A1, 2.60%, 10/25/23	2,066	2,031,752
Series K046, Class A2, 3.21%, 03/25/25	5,000	4,943,273
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(a)	15,000	14,918,997
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	13,896,482
Series K052, Class A2, 3.15%, 11/25/25	19,250	18,925,703
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,798,193
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,612,253
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,045,887
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,841,072
Series K076, Class A2, 3.90%, 06/25/51	8,000	8,138,798
Series K716, Class A2, 3.13%, 06/25/21	17,000	16,948,073
Series K717, Class A2, 2.99%, 09/25/21	6,000	5,958,557
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,449,147
Series K722, Class A2, 2.41%, 03/25/23	15,000	14,503,043
Series K725, Class A1, 2.67%, 05/25/23	10,258	10,085,928
Series K729, Class A1, 2.95%, 02/25/24	15,827	15,668,503
Government National Mortgage Association
2.50%, 05/20/45	10,124	9,454,509
2.50%, 01/20/47	23,046	21,517,974
2.50%, 12/01/48(i)	1,223	1,141,151
3.00%, 09/15/42	17	16,079
3.00%, 10/15/42	48	46,498
3.00%, 03/15/43	504	488,651
3.00%, 06/15/43	114	110,196
3.00%, 07/15/43	212	205,653
3.00%, 08/15/43	475	460,714
3.00%, 09/20/43	16,345	15,852,639
3.00%, 11/15/43	1,366	1,324,294
3.00%, 08/20/44	43,777	42,373,102
3.00%, 09/15/44	2,306	2,231,070
3.00%, 10/15/44	1,273	1,231,322
3.00%, 05/20/45	84,463	81,633,143
3.00%, 06/20/45	27,604	26,678,891
3.00%, 10/20/45	17,596	17,006,422
3.00%, 11/20/45	10,857	10,492,991
3.00%, 12/20/45	20,689	19,995,452
3.00%, 02/20/46	60,661	58,629,057
3.00%, 04/20/46	14,507	13,988,712
3.00%, 05/20/46	52,099	50,238,204
3.00%, 06/20/46	59,441	57,318,277
3.00%, 07/20/46	86,843	83,742,403
3.00%, 08/20/46	150,192	144,828,808
3.00%, 09/20/46	108,668	104,787,703
3.00%, 12/15/46	2,358	2,279,702
3.00%, 12/20/46	164,191	158,328,110
3.00%, 02/15/47	7,211	6,962,137
3.00%, 02/20/47	46,651	44,985,340
3.00%, 02/20/48	24,982	23,847,894
3.00%, 03/20/48	94	90,745
3.00%, 12/01/48(i)	35,750	34,410,072
3.50%, 09/15/41	491	488,445
3.50%, 12/15/41	5,060	5,030,177
3.50%, 08/20/42	27,122	27,062,061
3.50%, 09/15/42	1,535	1,529,512

163

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/15/42	$986	$982,798
3.50%, 11/15/42	1,002	998,147
3.50%, 02/15/43	395	393,205
3.50%, 03/15/43	657	651,925
3.50%, 04/15/43	95	94,515
3.50%, 05/15/43	1,456	1,446,481
3.50%, 06/15/43	15,684	15,629,851
3.50%, 01/20/44	16,724	16,667,854
3.50%, 06/20/44	23,014	22,867,638
3.50%, 08/15/44	99	98,049
3.50%, 08/20/44	21,809	21,669,710
3.50%, 09/15/44	301	298,484
3.50%, 09/20/44	17,355	17,243,806
3.50%, 10/15/44	497	492,587
3.50%, 10/20/44	4,716	4,685,618
3.50%, 04/20/45	45,239	44,894,880
3.50%, 05/20/45	11,315	11,228,577
3.50%, 09/20/45	41,235	40,920,971
3.50%, 10/20/45	6,200	6,152,954
3.50%, 11/20/45	43,839	43,505,940
3.50%, 12/20/45	23,589	23,409,617
3.50%, 03/20/46	95,994	95,091,895
3.50%, 04/20/46	42,253	41,855,497
3.50%, 06/20/46	175,237	173,590,143
3.50%, 10/20/46	56,535	56,004,026
3.50%, 11/20/46	1,922	1,903,940
3.50%, 12/20/46	50,188	49,716,333
3.50%, 01/20/47	13,135	13,011,566
3.50%, 02/20/47	237,212	234,982,666
3.50%, 03/20/47	152,458	150,778,727
3.50%, 04/20/47	72,701	71,903,048
3.50%, 08/20/47	88,132	87,193,288
3.50%, 10/20/47	10,423	10,342,300
3.50%, 11/20/47	67,585	66,840,766
3.50%, 12/15/47	51,402	50,929,245
3.50%, 12/20/47	14,609	14,472,083
3.50%, 01/20/48	118,915	117,605,852
3.50%, 02/20/48	294	290,500
3.50%, 04/20/48	84,680	83,786,756
3.50%, 12/01/48(i)	77,086	76,196,293
4.00%, 06/15/39	18	17,879
4.00%, 09/20/40	7,640	7,800,841
4.00%, 01/15/41	7	7,203
4.00%, 01/20/41	2,333	2,382,096
4.00%, 02/15/41	4,806	4,912,632
4.00%, 05/20/41	44	44,999
4.00%, 07/15/41	2,838	2,900,899
4.00%, 08/15/41	5	5,218
4.00%, 09/15/41	50	51,241
4.00%, 09/20/41	3,031	3,095,463
4.00%, 10/15/41	859	877,595
4.00%, 11/15/41	414	422,501
4.00%, 12/15/41	1,816	1,855,987
4.00%, 12/20/41	9,820	10,029,662
4.00%, 01/15/42	168	171,914
4.00%, 01/20/42	4,271	4,362,642
4.00%, 02/15/42	949	969,745
4.00%, 03/15/42	4,337	4,427,288
4.00%, 04/15/42	1,471	1,501,977
4.00%, 09/20/42	1,578	1,610,518

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/15/42	$39	$39,840
4.00%, 05/15/43	164	167,882
4.00%, 08/15/43	54	55,219
4.00%, 10/20/43	12,552	12,802,165
4.00%, 03/15/44	754	768,093
4.00%, 04/15/44	111	113,102
4.00%, 06/15/44	316	321,386
4.00%, 08/15/44	41	42,014
4.00%, 08/20/44	855	870,710
4.00%, 09/15/44	183	186,510
4.00%, 10/15/44	121	123,655
4.00%, 10/20/44	16,058	16,361,541
4.00%, 09/20/45	20,898	21,256,422
4.00%, 10/20/45	2,414	2,454,987
4.00%, 01/20/46	9,029	9,183,940
4.00%, 03/20/46	44,766	45,533,090
4.00%, 07/20/46	10,161	10,328,242
4.00%, 09/20/46	2,229	2,265,841
4.00%, 11/20/46	11,505	11,694,428
4.00%, 12/15/46	17,635	17,921,332
4.00%, 07/20/47	26,219	26,565,663
4.00%, 08/20/47	8,587	8,700,490
4.00%, 11/20/47	63,148	63,983,227
4.00%, 12/20/47	190	192,812
4.00%, 03/20/48	160,826	162,953,594
4.00%, 04/20/48	68,819	69,695,139
4.00%, 05/20/48	32,582	32,991,778
4.00%, 11/20/48	11,953	12,103,337
4.00%, 12/01/48(i)	338,762	342,870,810
4.50%, 04/15/39	1,023	1,065,663
4.50%, 08/15/39	5,359	5,584,837
4.50%, 11/20/39	2,448	2,555,132
4.50%, 01/20/40	674	703,028
4.50%, 06/15/40	3,909	4,073,931
4.50%, 07/15/40	2,705	2,819,692
4.50%, 08/15/40	3,419	3,563,299
4.50%, 08/20/40	4,357	4,547,805
4.50%, 09/15/40	5,369	5,595,989
4.50%, 10/20/40	9,351	9,760,452
4.50%, 06/20/41	8,453	8,823,576
4.50%, 09/20/41	5,310	5,542,815
4.50%, 12/20/41	1,074	1,121,365
4.50%, 11/20/45	11,567	12,019,928
4.50%, 02/15/46	19	19,921
4.50%, 08/20/46	15,192	15,786,351
4.50%, 09/20/46	2,368	2,459,297
4.50%, 10/20/46	11,010	11,438,170
4.50%, 11/20/46	4,652	4,833,171
4.50%, 12/20/46	1,643	1,706,557
4.50%, 02/20/47	2,173	2,251,861
4.50%, 04/20/47	3,127	3,240,361
4.50%, 06/20/47	6,936	7,187,682
4.50%, 10/20/47	5,901	6,097,375
4.50%, 04/20/48	20,014	20,678,220
4.50%, 05/20/48	42,847	44,216,566
4.50%, 07/20/48	77,804	80,290,566
4.50%, 08/20/48	98,483	101,630,232
4.50%, 12/01/48(i)	85,706	88,401,188
5.00%, 12/15/36	1,158	1,228,929
5.00%, 01/15/39	3,580	3,823,039

164

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/15/39	$6,652	$7,103,296
5.00%, 05/15/40	2,451	2,617,130
5.00%, 07/20/40	13,559	14,390,991
5.00%, 08/20/40	4,657	4,943,077
5.00%, 05/15/47	4,224	4,424,678
5.00%, 06/15/47	2,144	2,250,621
5.00%, 10/15/47	1,083	1,135,098
5.00%, 11/15/47	1,279	1,332,595
5.00%, 12/15/47	1,043	1,086,495
5.00%, 01/15/48	4,817	5,032,425
5.00%, 02/15/48	7,571	7,886,338
5.00%, 03/20/48	10,154	10,595,972
5.00%, 04/20/48	5,528	5,768,358
5.00%, 06/20/48	3,253	3,401,412
5.00%, 08/20/48	18,900	19,762,049
5.00%, 12/01/48(i)	58,502	61,024,899
5.50%, 03/15/36	1,636	1,781,121
5.50%, 06/20/38	1,871	2,016,086
5.50%, 03/20/39	2,635	2,839,405
5.50%, 12/15/39	670	723,753
5.50%, 01/15/40	5,867	6,347,343
5.50%, 04/20/48	1,602	1,688,729
6.00%, 03/15/37	4,938	5,443,484
6.00%, 09/20/38	2,117	2,322,466
6.00%, 11/15/39	898	986,056
6.50%, 10/20/38	2,901	3,234,845

		15,411,899,315
U.S. Government Agency Obligations — 1.2%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,830	2,821,708
Federal Home Loan Banks
1.38%, 09/28/20	1,500	1,460,520
1.38%, 02/18/21	700	677,908
1.88%, 03/13/20	7,600	7,512,448
1.88%, 12/11/20	1,200	1,176,972
1.88%, 06/11/21	1,000	974,110
2.00%, 09/09/22	2,000	1,932,120
2.13%, 02/11/20	9,350	9,276,696
2.38%, 12/13/19	2,000	1,991,520
2.38%, 03/30/20	1,400	1,391,600
2.50%, 12/08/23	1,000	973,610
2.50%, 12/10/27	5,000	4,681,800
2.63%, 10/01/20	450	448,074
2.75%, 12/13/24	250	244,985
2.88%, 09/13/24	1,000	989,900
3.00%, 09/10/21	30,000	30,060,600
3.13%, 06/13/25	27,980	27,891,583
3.25%, 11/16/28	6,380	6,353,459
3.63%, 06/11/21	8,415	8,560,159
4.13%, 03/13/20	1,000	1,016,600
5.50%, 07/15/36	15,700	19,604,276
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	3,500	3,344,950
1.38%, 05/01/20	13,376	13,113,697
1.50%, 01/17/20	2,550	2,514,300
1.63%, 09/29/20	8,900	8,705,891
1.88%, 11/17/20	3,600	3,532,356
2.38%, 02/16/21	16,205	16,029,824
2.38%, 01/13/22	100,673	99,128,676
2.75%, 06/19/23	9,250	9,168,785
6.25%, 07/15/32	57,973	75,705,202

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.75%, 09/15/29	$500	$652,390
6.75%, 03/15/31	22,345	29,786,555
Federal National Mortgage Association
1.25%, 05/06/21	50	48,127
1.25%, 08/17/21	43,011	41,232,065
1.38%, 02/26/21	2,500	2,419,150
1.38%, 10/07/21	2,500	2,397,975
1.63%, 01/21/20	37,500	37,022,250
1.88%, 04/05/22	13,200	12,775,356
2.00%, 01/05/22	47,140	45,910,117
2.00%, 10/05/22	1,000	966,080
2.38%, 01/19/23	21,550	21,100,036
2.50%, 04/13/21	1,000	990,200
2.63%, 09/06/24	18,805	18,404,453
2.75%, 06/22/21	6,500	6,481,800
6.25%, 05/15/29	7,350	9,205,948
6.63%, 11/15/30	19,565	25,717,606
7.25%, 05/15/30	6,826	9,327,388
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	9,500	9,516,625
Tennessee Valley Authority
1.88%, 08/15/22	600	576,552
3.50%, 12/15/42	525	496,267
4.63%, 09/15/60	1,000	1,140,720
4.88%, 01/15/48	8,035	9,353,945
5.25%, 09/15/39	440	529,923
5.88%, 04/01/36	540	677,117
7.13%, 05/01/30	3,556	4,781,647

		652,794,621
U.S. Government Obligations — 38.3%
U.S. Treasury Note/Bond
1.13%, 12/31/19	100,000	98,269,531
1.13%, 03/31/20	38,000	37,181,376
1.13%, 04/30/20	117,154	114,472,844
1.13%, 06/30/21	60,000	57,506,250
1.13%, 07/31/21	100,000	95,659,787
1.13%, 08/31/21	12,800	12,228,474
1.13%, 09/30/21	19,000	18,134,011
1.25%, 01/31/20	61,000	59,946,766
1.25%, 02/29/20	11,200	10,991,313
1.25%, 03/31/21	70,000	67,568,177
1.25%, 10/31/21	97,500	93,216,649
1.25%, 07/31/23	4,200	3,906,071
1.38%, 12/15/19	45,000	44,374,155
1.38%, 01/15/20	120,000	118,177,258
1.38%, 01/31/20	50,400	49,602,042
1.38%, 02/15/20	40,100	39,437,583
1.38%, 02/29/20	63,209	62,129,734
1.38%, 03/31/20	85,500	83,929,582
1.38%, 04/30/20	100,000	98,049,743
1.38%, 05/31/20	202,797	198,577,490
1.38%, 08/31/20	29,680	28,954,285
1.38%, 09/30/20(b)	60,600	59,056,127
1.38%, 10/31/20	57,200	55,663,018
1.38%, 01/31/21	30,000	29,094,208
1.38%, 04/30/21	33,000	31,897,476
1.38%, 05/31/21	32,000	30,888,621
1.38%, 06/30/23	284,100	266,087,029
1.38%, 08/31/23	15,000	14,013,568
1.38%, 09/30/23	65,000	60,650,109
1.50%, 04/15/20	4,000	3,930,916

165

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 05/15/20	$111,200	$109,158,437
1.50%, 05/31/20	170,704	167,449,069
1.50%, 06/15/20	80,000	78,437,794
1.50%, 07/15/20	70,000	68,548,047
1.50%, 01/31/22	81,250	77,985,531
1.50%, 02/28/23	136,653	129,271,260
1.50%, 03/31/23	103,500	97,794,389
1.50%, 08/15/26	301,000	270,984,993
1.63%, 12/31/19	47,010	46,446,012
1.63%, 03/15/20	70,700	69,664,190
1.63%, 06/30/20	94,500	92,779,406
1.63%, 10/15/20	31,000	30,331,355
1.63%, 11/30/20	155,600	152,014,680
1.63%, 08/15/22	23,591	22,576,340
1.63%, 08/31/22	56,000	53,568,670
1.63%, 11/15/22	1,181	1,126,998
1.63%, 04/30/23	105,000	99,638,451
1.63%, 05/31/23	46,000	43,614,335
1.63%, 10/31/23	11,600	10,942,047
1.63%, 02/15/26	235,890	215,863,720
1.63%, 05/15/26	171,500	156,414,790
1.75%, 10/31/20	57,900	56,749,085
1.75%, 11/15/20	7,000	6,858,621
1.75%, 12/31/20	100,000	97,894,152
1.75%, 11/30/21	42,800	41,484,957
1.75%, 02/28/22	81,000	78,277,224
1.75%, 03/31/22	104,000	100,417,485
1.75%, 04/30/22	249,000	240,173,729
1.75%, 05/15/22	50,135	48,340,430
1.75%, 05/31/22	25,500	24,576,487
1.75%, 06/30/22	131,200	126,351,592
1.75%, 09/30/22	176,700	169,661,233
1.75%, 01/31/23	98,040	93,780,643
1.75%, 05/15/23	138,504	132,086,099
1.88%, 12/31/19	90,000	89,158,656
1.88%, 06/30/20	163,119	160,762,159
1.88%, 11/30/21	53,000	51,570,029
1.88%, 01/31/22	22,000	21,362,474
1.88%, 03/31/22	157,000	152,222,834
1.88%, 04/30/22	160,000	154,992,774
1.88%, 05/31/22	151,000	146,132,664
1.88%, 07/31/22	155,000	149,780,594
1.88%, 08/31/22	161,000	155,420,236
1.88%, 09/30/22	162,500	156,774,832
1.88%, 10/31/22	157,500	151,798,591
2.00%, 01/31/20	70,000	69,392,969
2.00%, 07/31/20	89,850	88,669,074
2.00%, 09/30/20	144,550	142,444,411
2.00%, 11/30/20	434,650	427,779,092
2.00%, 02/28/21	86,500	84,964,745
2.00%, 05/31/21	85,000	83,316,385
2.00%, 08/31/21	74,750	73,123,190
2.00%, 10/31/21	74,000	72,291,360
2.00%, 11/15/21	61,306	59,887,711
2.00%, 12/31/21	19,500	19,026,968
2.00%, 07/31/22	137,000	132,947,155
2.00%, 10/31/22	92,000	89,113,713
2.00%, 11/30/22	166,400	161,077,611
2.00%, 02/15/23	119,920	115,834,573
2.00%, 04/30/24	159,000	151,998,832

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 05/31/24	$118,000	$112,721,556
2.00%, 06/30/24	65,200	62,231,715
2.00%, 02/15/25	163,393	154,920,908
2.00%, 08/15/25	215,115	203,041,699
2.00%, 11/15/26	176,000	163,983,269
2.13%, 08/31/20	438,020	432,847,689
2.13%, 01/31/21	119,150	117,415,984
2.13%, 06/30/21	235,250	231,214,609
2.13%, 08/15/21	99,088	97,269,593
2.13%, 09/30/21	89,000	87,301,249
2.13%, 12/31/21	85,000	83,231,827
2.13%, 06/30/22	132,500	129,239,241
2.13%, 12/31/22	187,900	182,628,505
2.13%, 11/30/23	94,000	90,754,216
2.13%, 02/29/24	129,750	125,012,041
2.13%, 03/31/24	83,000	79,918,662
2.13%, 07/31/24	112,300	107,825,976
2.13%, 11/30/24	88,000	84,245,987
2.13%, 05/15/25	173,800	165,692,955
2.25%, 02/29/20	23,800	23,644,703
2.25%, 03/31/21	122,100	120,554,727
2.25%, 04/30/21	10,750	10,610,485
2.25%, 07/31/21	103,600	102,065,343
2.25%, 12/31/23	169,400	164,422,589
2.25%, 01/31/24	108,700	105,446,886
2.25%, 11/15/24	140,516	135,485,548
2.25%, 12/31/24	38,200	36,811,670
2.25%, 11/15/25	129,079	123,558,079
2.25%, 02/15/27	266,700	252,662,109
2.25%, 08/15/27	216,750	204,454,882
2.25%, 11/15/27	192,500	181,190,625
2.25%, 08/15/46	3,560	2,872,147
2.38%, 12/31/20	50,000	49,563,655
2.38%, 03/15/21	5,000	4,950,796
2.38%, 01/31/23	162,000	158,981,062
2.38%, 08/15/24	158,217	153,888,354
2.38%, 05/15/27	116,600	111,380,068
2.50%, 05/31/20	35,000	34,842,633
2.50%, 03/31/23	39,000	38,446,097
2.50%, 08/15/23	173,311	170,568,783
2.50%, 05/15/24	301,450	295,610,947
2.50%, 02/15/45	181,824	155,836,430
2.50%, 02/15/46	68,600	58,549,677
2.50%, 05/15/46	68,217	58,163,311
2.63%, 08/15/20	40,935	40,801,491
2.63%, 11/15/20	163,106	162,499,236
2.63%, 05/15/21	11,800	11,744,621
2.63%, 02/28/23	29,500	29,235,746
2.75%, 11/30/20	200,000	199,766,832
2.75%, 04/30/23	354,793	353,327,932
2.75%, 05/31/23	15,662	15,599,374
2.75%, 08/31/23	4,000	3,983,399
2.75%, 11/15/23	40,760	40,550,210
2.75%, 02/15/24	33,090	32,881,613
2.75%, 02/28/25	68,000	67,383,004
2.75%, 08/31/25	100,000	98,936,842
2.75%, 02/15/28	276,000	270,324,319
2.75%, 08/15/42	57,023	51,852,561
2.75%, 11/15/42	119,580	108,600,142
2.75%, 08/15/47	166,000	148,637,396

166

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 11/15/47	$82,000	$73,371,146
2.88%, 09/30/23	85,000	85,068,759
2.88%, 11/30/23	200,000	200,282,564
2.88%, 05/31/25	20,000	19,948,502
2.88%, 05/15/28	6,994	6,915,502
2.88%, 05/15/43	30,684	28,452,503
2.88%, 08/15/45	217,250	200,345,397
2.88%, 11/15/46	78,350	72,091,541
3.00%, 05/15/42	46,050	43,831,643
3.00%, 11/15/44	146,477	138,601,288
3.00%, 05/15/45	113,200	107,061,107
3.00%, 11/15/45	188,200	177,819,342
3.00%, 02/15/47	106,000	99,958,087
3.00%, 05/15/47	301,750	284,314,635
3.00%, 02/15/48	6,550	6,162,746
3.00%, 08/15/48	45,750	43,042,862
3.13%, 05/15/21	24,616	24,792,885
3.13%, 11/15/28	65,000	65,624,430
3.13%, 11/15/41	41,900	40,850,247
3.13%, 02/15/42	40,800	39,736,814
3.13%, 02/15/43	38,600	37,432,552
3.13%, 08/15/44	146,019	141,389,066
3.13%, 05/15/48	24,750	23,864,200
3.38%, 05/15/44	140,700	142,309,674
3.38%, 11/15/48	25,000	25,304,244
3.50%, 05/15/20	152,404	153,895,759
3.50%, 02/15/39	4,000	4,178,987
3.63%, 02/15/20	287,155	289,932,119
3.63%, 02/15/21	323,771	329,291,979
3.63%, 08/15/43	34,600	36,458,460
3.63%, 02/15/44	61,950	65,282,732
3.75%, 08/15/41	36,000	38,730,568
3.75%, 11/15/43	33,600	36,127,421
3.88%, 08/15/40	52,516	57,594,295
4.25%, 05/15/39	18,040	20,846,480
4.25%, 11/15/40	148,689	171,769,646
4.38%, 11/15/39	48,933	57,447,344
4.38%, 05/15/40	40,403	47,452,586
4.38%, 05/15/41	33,949	39,914,927
4.50%, 02/15/36	40,160	47,535,833
4.50%, 08/15/39	50,207	59,895,565
4.63%, 02/15/40	93,600	113,519,856
4.75%, 02/15/37	77	94,142
4.75%, 02/15/41	99,158	122,502,288
5.00%, 05/15/37	6,108	7,692,918
5.25%, 11/15/28	12,377	14,728,190
5.25%, 02/15/29	20,440	24,392,688
5.38%, 02/15/31	170,540	210,567,955
5.50%, 08/15/28	73,000	88,114,923
6.00%, 02/15/26	63,968	76,683,695
6.13%, 11/15/27	70,000	87,045,154
6.13%, 08/15/29	31,600	40,458,615
6.25%, 05/15/30	13,853	18,119,859
6.38%, 08/15/27	63,580	80,004,726

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.50%, 11/15/26	$38,450	$48,095,732
6.63%, 02/15/27	31,800	40,259,470
6.75%, 08/15/26	38,500	48,580,849
6.88%, 08/15/25	4,065	5,038,246
7.13%, 02/15/23	16,900	19,735,744
7.25%, 08/15/22	121,500	140,134,863
7.50%, 11/15/24	36,500	45,645,135
7.63%, 11/15/22	12,000	14,127,710
7.63%, 02/15/25	13,817	17,506,437
7.88%, 02/15/21	36,500	40,412,892
8.00%, 11/15/21	30,500	34,927,375
8.13%, 05/15/21	9,750	10,957,844
8.75%, 05/15/20	1,000	1,084,676
8.75%, 08/15/20	186,606	204,816,204

		20,559,058,704

Total U.S. Government & Agency Obligations — 68.3% (Cost: $37,562,639,697)		36,623,752,640

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(j)(k)	2,417,045	2,417,286,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(j)(k)(l)	270,834	270,833,957

		2,688,120,423

Total Short-Term Investments — 5.0% (Cost: $2,687,924,253)		2,688,120,423

Total Investments in Securities — 103.6% (Cost: $57,251,318,940)		55,592,115,464

Other Assets, Less Liabilities — (3.6)%		(1,941,417,722)

Net Assets — 100.0%		$53,650,697,742

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Zero-coupon bond.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Investments are denominated in U.S. dollars.
(i)	TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

167

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Core U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,151,645	—	(4,734,600	)(a)	2,417,045	$2,417,286,466	$57,076,949		$275,391	$(42,064)
BlackRock Cash Funds: Treasury, SL Agency Shares	360,169	—	(89,335	)(a)	270,834	270,833,957	1,099,373	(b)	—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	3,190	150	—		3,340	3,227,375	54,484		—	(25,059)
2.25%, 07/02/19(c)	3,900	—	(3,900)		—	—	27,406		(34,478)	55,579
2.30%, 06/01/20(c)	2,500	850	—		3,350	3,295,328	46,947		—	(8,368)
2.40%, 10/18/19(c)	1,250	250	(1,500)		—	—	23,312		(9,236)	8,459
2.45%, 11/05/20(c)	2,800	250	—		3,050	2,989,213	52,470		—	(21,219)
2.45%, 07/28/22(c)	350	—	—		350	335,318	6,625		—	(3,763)
2.50%, 01/22/21(c)	250	100	—		350	342,944	6,991		—	(2,649)
2.55%, 12/09/21(c)	250	250	—		500	485,310	10,444		—	(5,968)
2.60%, 07/21/20(c)	350	250	—		600	592,254	7,338		—	(1,953)
2.63%, 02/17/22(c)	—	150	—		150	145,329	3,345		—	(1,692)
2.70%, 11/01/22(c)	5,360	650	—		6,010	5,770,982	131,289		—	(78,267)
2.95%, 01/30/23(c)	1,500	—	—		1,500	1,449,675	34,918		—	(21,245)
2.95%, 02/23/25(c)	250	460	—		710	672,626	14,954		—	(9,866)
3.10%, 10/25/27(c)	700	1,350	—		2,050	1,910,662	31,116		—	(28,145)
3.25%, 06/01/25(c)	750	55	—		805	773,702	17,199		—	(15,682)
3.25%, 01/22/28(c)	795	250	—		1,045	988,162	22,126		—	(19,078)
3.30%, 10/30/24(c)	1,500	—	—		1,500	1,460,295	28,551		—	(20,586)
3.80%, 07/25/23(c)	7,100	188	—		7,288	7,250,394	202,476		—	(155,220)
4.20%, 11/01/25(c)	6,000	250	—		6,250	6,293,437	170,124		—	(147,155)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	706	110	—		816	766,926	18,880		—	(18,206)
3.90%, 04/29/24(c)	2,835	350	—		3,185	3,154,902	85,422		—	(85,047)
4.38%, 08/11/20(c)	2,762	—	—		2,762	2,804,701	58,699		—	(18,340)
6.70%, 06/10/19(c)	1,163	—	(1,163)		—	—	22,606		30,351	(43,415)
6.88%, 05/15/19(c)	225	—	(225)		—	—	1,271		(1,450)	2,049

						$2,732,829,958	$59,255,315		$260,578	$(706,900)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

168

Schedule of Investments (unaudited) (continued) November 30, 2018 Fair Value Measurements (continued)	iShares® Core U.S. Aggregate Bond ETF

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$669,900,186	$—	$669,900,186
Corporate Bonds & Notes	—	13,676,464,515	—	13,676,464,515
Foreign Government Obligations	—	1,597,219,944	—	1,597,219,944
Municipal Debt Obligations	—	336,657,756	—	336,657,756
U.S. Government & Agency Obligations	—	36,623,752,640	—	36,623,752,640
Money Market Funds	2,688,120,423	—	—	2,688,120,423

	$2,688,120,423	$52,903,995,041	$—	$55,592,115,464

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

169

Schedule of Investments (unaudited) November 30, 2018	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
KLX Inc., 5.88%, 12/01/22 (Call 12/01/18)(a)	$100	$102,937
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	100	97,614
6.50%, 07/15/24 (Call 07/15/19)	75	75,188
6.50%, 05/15/25 (Call 05/15/20)	25	24,906
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	75	69,000

		369,645

Agriculture — 0.7%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	125	111,875

Airlines — 0.3%
American Airlines Group Inc., 4.63%, 03/01/20(a)	50	49,938

Auto Manufacturers — 1.1%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)	100	96,250
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	100	86,375

		182,625

Auto Parts & Equiptment — 0.9%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	23,750
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/19)	50	48,375
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	75	60,375
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	23,063

		155,563

Banks — 1.1%
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	175,385

Beverages — 0.6%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	100	96,500

Building Materials — 0.6%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)	100	92,125

Chemicals — 1.7%
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	75	67,687
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	75	78,772
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	23,938
PolyOne Corp., 5.25%, 03/15/23	50	49,875
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)	75	66,188

		286,460

Coal — 1.3%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	50	49,406
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	50	47,813
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	75	73,687
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	50	50,625

		221,531

Commercial Services — 3.8%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	75	59,250
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	100	92,000
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	145,875
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 12/31/18)(a)	125	122,237
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	50	49,063

Security	Par (000)	Value

Commercial Services (continued)
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	$100	$96,250
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	75	67,641

		632,316

Computers — 3.3%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	25	24,250
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	125	126,250
Harland Clarke Holdings Corp., 8.38%, 08/15/22 (Call 02/15/19)(a)	150	138,750
NCR Corp.
5.00%, 07/15/22 (Call 12/31/18)	75	71,250
6.38%, 12/15/23 (Call 12/31/18)(b)	75	74,062
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	125	114,375

		548,937

Cosmetics & Personal Care — 0.8%
Edgewell Personal Care Co., 4.70%, 05/24/22	50	48,750
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 12/31/18)	100	81,000

		129,750

Distribution & Wholesale — 1.1%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	125	116,875
LKQ Corp., 4.75%, 05/15/23 (Call 01/14/19)	75	71,438

		188,313

Diversified Financial Services — 5.4%
Ally Financial Inc., 8.00%, 11/01/31	100	116,770
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	100	83,500
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	50	45,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	25	25,406
6.38%, 12/15/25 (Call 12/15/20)	50	49,375
6.75%, 02/01/24 (Call 02/01/20)	100	100,625
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	100	94,750
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	100	101,188
Springleaf Finance Corp.
6.88%, 03/15/25	125	117,656
7.13%, 03/15/26(b)	125	117,500
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)	50	50,615

		902,760

Electric — 1.2%
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(b)	75	73,125
7.25%, 05/15/26 (Call 05/15/21)	125	132,188

		205,313

Electrical Components & Equipment — 0.7%
Energizer Gamma Acquisition Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)	75	70,500
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	50	46,012

		116,512

Electronics — 0.7%
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	125	122,500

Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	125	113,688

170

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/19)	$50	$49,750
Cinemark USA Inc., 4.88%, 06/01/23 (Call 12/31/18)	75	72,937
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	24,375
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	125	119,687
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25	23,938

		290,687

Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	23,531

Food — 3.0%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	125	118,137
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	72,938
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	100	94,750
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	143,062
5.63%, 01/15/28 (Call 12/01/22)(a)	25	23,188
5.75%, 03/01/27 (Call 03/01/22)(a)	50	46,875

		498,950

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	100	95,000
5.75%, 05/20/27 (Call 02/20/27)	75	67,759
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	50	49,250

		212,009

Health Care - Services — 4.6%
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	125	117,187
5.13%, 07/15/24 (Call 07/15/19)	75	72,094
Encompass Health Corp., 5.75%, 11/01/24 (Call 12/31/18)	100	99,500
HCA Inc.
5.25%, 04/15/25	100	101,000
5.38%, 02/01/25	100	100,625
5.50%, 06/15/47 (Call 12/15/46)	75	72,188
7.50%, 02/15/22	125	135,000
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	74,887

		772,481

Home Builders — 0.9%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	38,813
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	75	73,991
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	44,810

		157,614

Insurance — 0.3%
Genworth Holdings Inc., 4.90%, 08/15/23	50	43,125

Internet — 1.4%
Netflix Inc., 4.88%, 04/15/28	100	92,250
VeriSign Inc., 4.63%, 05/01/23 (Call 12/31/18)	50	50,000
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	100	98,125

		240,375

Iron & Steel — 2.2%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	49,625
7.88%, 08/15/23 (Call 05/15/23)	75	78,187
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	125	115,000

Security	Par (000)	Value

Iron & Steel (continued)
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)(a)	$25	$23,813
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	100	94,447

		361,072

Leisure Time — 0.7%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 12/31/18)(a)	100	99,250
5.38%, 04/15/23 (Call 12/31/18)(a)	25	24,875

		124,125

Lodging — 0.7%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	100	99,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	25	22,836

		122,586

Machinery — 0.7%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	47,438
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	75	69,022

		116,460

Media — 4.4%
Cable One Inc., 5.75%, 06/15/22 (Call 01/14/19)(a)	50	50,563
DISH DBS Corp.
5.00%, 03/15/23(b)	75	65,625
7.75%, 07/01/26	150	132,750
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	115	117,587
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)	125	123,125
6.00%, 07/15/24 (Call 07/15/19)(a)	50	51,187
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	200	188,310

		729,147

Mining — 6.0%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/19)(a)	200	206,500
First Quantum Minerals Ltd., 7.00%, 02/15/21 (Call 01/14/19)(a)	200	196,440
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)	100	94,750
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	75	69,844
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	50	46,562
5.40%, 11/14/34 (Call 05/14/34)	25	21,000
6.88%, 02/15/23 (Call 02/15/20)	100	104,125
Hecla Mining Co., 6.88%, 05/01/21 (Call 12/31/18)	50	49,750
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	23,625
Vedanta Resources PLC, 6.38%, 07/30/22(a)	200	183,000

		995,596

Office & Business Equipment — 0.9%
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	75	71,813
4.63%, 03/15/24 (Call 12/15/23)(b)	85	76,500

		148,313

Oil & Gas — 9.5%
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/19)(a)	50	44,250
California Resources Corp., 8.00%, 12/15/22 (Call 12/31/18)(a)	150	114,937
CNX Resources Corp., 5.88%, 04/15/22 (Call 12/31/18)	125	122,344
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 12/31/18)	50	49,500
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	50	44,625

171

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	$125	$92,500
5.20%, 03/15/25 (Call 12/15/24)(b)	100	74,812
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	25	24,188
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/15/19)	50	50,926
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 12/31/18)	50	50,625
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 12/31/18)	100	98,750
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 12/31/18)	75	75,000
7.25%, 06/15/25 (Call 06/15/20)	75	74,438
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(a)	100	93,000
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	75	71,906
7.75%, 10/01/27 (Call 10/01/22)	100	101,120
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	100	97,500
5.50%, 02/15/26 (Call 02/15/21)	40	38,100
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	100	93,000
9.00%, 07/15/23 (Call 07/15/20)(a)	100	102,500
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	85	76,925

		1,590,946

Oil & Gas Services — 0.7%
SESI LLC
7.13%, 12/15/21 (Call 12/31/18)	75	70,875
7.75%, 09/15/24 (Call 09/15/20)	50	44,625

		115,500

Packaging & Containers — 0.9%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	75	70,500
5.13%, 07/15/23 (Call 12/31/18)(b)	75	74,297

		144,797

Pharmaceuticals — 1.2%
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 12/31/18)	200	198,500

Pipelines — 1.9%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	107,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 12/17/18)	75	74,437
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/20)	75	67,875
6.75%, 08/01/22 (Call 12/31/18)	75	74,438

		324,500

Real Estate — 1.6%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	100	94,750
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	125	118,580
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	50	44,937

		258,267

Real Estate Investment Trusts — 4.2%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	75	62,250
5.95%, 12/15/26 (Call 09/15/26)(b)	25	20,535
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	49,625

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	$100	$95,625
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	10	9,050
5.75%, 08/15/24 (Call 12/10/18)	125	119,063
6.00%, 08/15/23 (Call 12/10/18)(b)	50	51,000
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/01/19)	50	51,750
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	100	99,863
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)(a)	20	17,700
8.25%, 10/15/23 (Call 04/15/19)	125	115,781

		692,242

Retail — 3.2%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)(b)	125	117,525
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	125	123,281
5.25%, 06/01/26 (Call 06/01/21)(a)	50	49,031
L Brands Inc.
6.75%, 07/01/36	80	66,600
6.88%, 11/01/35	150	127,031
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	50	47,375

		530,843

Software — 3.3%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	49,625
5.88%, 06/15/26 (Call 06/15/21)	10	9,950
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)(a)	125	125,469
7.00%, 12/01/23 (Call 12/01/18)(a)	100	103,500
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	25	25,000
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)(b)	75	75,937
Open Text Corp.
5.63%, 01/15/23 (Call 12/31/18)(a)	50	50,750
5.88%, 06/01/26 (Call 06/01/21)(a)	50	50,375
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)(b)	50	51,375

		541,981

Telecommunications — 9.1%
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	103,750
Series U, 7.65%, 03/15/42	75	62,329
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	100	102,625
Frontier Communications Corp.
7.63%, 04/15/24	60	34,500
8.50%, 04/01/26 (Call 04/01/21)(a)	25	22,689
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	75	68,813
Hughes Satellite Systems Corp.
5.25%, 08/01/26	75	69,938
6.63%, 08/01/26	100	93,250
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 01/15/19)	150	123,750
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(a)	200	196,250
Nokia OYJ, 6.63%, 05/15/39(b)	50	51,565
Plantronics Inc., 5.50%, 05/31/23 (Call 12/31/18)(a)	75	72,562
Sprint Capital Corp., 8.75%, 03/15/32	100	108,625

172

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint Corp.
7.13%, 06/15/24	$75	$76,125
7.63%, 02/15/25 (Call 11/15/24)	150	154,312
7.63%, 03/01/26 (Call 11/01/25)	50	51,250
7.88%, 09/15/23	50	52,610
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	75	70,687

		1,515,630

Toys, Games & Hobbies — 0.8%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	150	141,375

Transportation — 0.8%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	50	50,313
6.50%, 06/15/22 (Call 12/31/18)(a)	75	76,312

		126,625

Trucking & Leasing — 1.6%
DAE Funding LLC, 4.50%, 08/01/22 (Call 08/01/19)(a)	200	191,500
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	75	76,215

		267,715

Total Corporate Bonds & Notes — 95.9% (Cost: $16,660,273)		15,986,728

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	2,122	$2,121,851
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	697	696,782

		2,818,633

Total Short-Term Investments — 16.9% (Cost: $2,818,481)		2,818,633

Total Investments in Securities — 112.8% (Cost: $19,478,754)		18,805,361

Other Assets, Less Liabilities — (12.8)%		(2,138,861)

Net Assets — 100.0%		$ 16,666,500

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,690	432	2,122	$2,121,851	$10,375	(a)	$49	$192
BlackRock Cash Funds: Treasury, SL Agency Shares	312	385	697	696,782	4,223		—	—

				$2,818,633	$14,598		$49	$192

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,986,728	$—	$15,986,728
Money Market Funds	2,818,633	—	—	2,818,633

	$2,818,633	$15,986,728	$—	$18,805,361

173

Schedule of Investments (unaudited) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$235	$220,020
3.65%, 11/01/24 (Call 08/01/24)	200	192,048

		412,068

Aerospace & Defense — 2.8%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	180	173,098
4.40%, 06/15/28 (Call 03/15/28)	250	248,780
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	130	123,175
3.55%, 01/15/26 (Call 10/15/25)	40	39,211
Northrop Grumman Corp., 4.75%, 06/01/43	75	74,921
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	25	24,215
3.20%, 03/15/24 (Call 01/15/24)	80	76,487
3.50%, 03/15/27 (Call 12/15/26)	300	281,937
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	140	133,632
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	250	235,467
4.50%, 06/01/42	290	271,196
5.70%, 04/15/40	225	247,334

		1,929,453

Agriculture — 0.8%
Altria Group Inc., 5.38%, 01/31/44	160	157,580
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	50	49,410
Philip Morris International Inc., 6.38%, 05/16/38	280	323,391

		530,381

Airlines — 0.5%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	270	264,579
4.38%, 04/19/28 (Call 01/19/28)	85	81,119

		345,698

Auto Parts & Equiptment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	280	252,373

Banks — 11.0%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)(b)	40	37,674
4.00%, 01/22/25	70	67,893
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	500	461,143
3.75%, 03/09/27 (Call 02/09/27)	200	184,649
3.80%, 01/31/28 (Call 12/31/27)	100	91,876
Citigroup Inc.
3.40%, 05/01/26	390	362,671
3.70%, 01/12/26	250	237,456
4.60%, 03/09/26	120	117,918
5.50%, 09/13/25	165	171,831
8.13%, 07/15/39	250	341,554
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	950	940,668
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	100	97,165
4.00%, 03/03/24	175	171,956
HSBC Holdings PLC
3.60%, 05/25/23	600	587,693
3.90%, 05/25/26	250	237,323
4.25%, 03/14/24	400	391,839

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	$135	$126,891
3.20%, 06/15/26 (Call 03/15/26)	370	344,242
3.30%, 04/01/26 (Call 01/01/26)	370	347,750
3.90%, 07/15/25 (Call 04/15/25)	200	196,182
Lloyds Banking Group PLC
3.75%, 01/11/27(c)	400	361,441
4.05%, 08/16/23	200	195,062
Morgan Stanley
3.63%, 01/20/27	350	329,415
3.88%, 01/27/26	120	115,498
Series F, 3.88%, 04/29/24	145	142,778
Royal Bank of Canada, 4.65%, 01/27/26	300	303,709
Wells Fargo & Co.
3.00%, 02/19/25	165	154,555
3.00%, 04/22/26	355	327,072

		7,445,904

Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(d)	340	320,742
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	100	94,363
3.30%, 02/01/23 (Call 12/01/22)	150	145,184
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	205	270,916
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	100	92,358
3.60%, 02/15/28 (Call 11/15/27)	50	46,040
4.25%, 05/01/23	280	281,410
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)(d)	380	373,100
4.60%, 05/25/28 (Call 02/25/28)(d)	150	147,336

		1,771,449

Biotechnology — 1.9%
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	284	273,633
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	300	296,189
5.20%, 09/15/45 (Call 03/15/45)	95	95,442
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	90	81,592
3.88%, 08/15/25 (Call 05/15/25)	400	383,707
3.90%, 02/20/28 (Call 11/20/27)(c)	140	130,757

		1,261,320

Building Materials — 0.1%
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	80	72,542
4.25%, 12/15/47 (Call 06/15/47)	20	15,964

		88,506

Chemicals — 1.3%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	50	42,913
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	380	344,842
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	120	111,958
3.63%, 03/15/24 (Call 12/15/23)	40	38,802
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	395	361,657

		900,172

174

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 3.0%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	$140	$128,487
3.25%, 12/01/27 (Call 09/01/27)	190	179,880
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	100	98,860
4.75%, 08/01/28 (Call 05/01/28)	280	273,098
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	100	92,689
4.40%, 02/15/26 (Call 11/15/25)	240	245,242
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	385	384,767
4.80%, 04/01/26 (Call 01/01/26)	215	215,579
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	335	331,098
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	50	49,467

		1,999,167

Computers — 0.9%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	120	114,081
3.35%, 02/09/27 (Call 11/09/26)	200	191,229
HP Inc., 6.00%, 09/15/41	325	315,300

		620,610

Diversified Financial Services — 1.0%
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	150	139,648
4.70%, 09/20/47 (Call 03/20/47)	20	18,473
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	150	149,008
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	95	91,100
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	101,217
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	110	105,703
Raymond James Financial Inc., 3.63%, 09/15/26	75	70,525

		675,674

Electric — 8.2%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	40	35,457
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	265	258,419
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	130	117,718
3.80%, 03/15/27 (Call 12/15/26)	30	28,879
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	90	81,905
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	355	316,733
3.75%, 04/15/24 (Call 01/15/24)	205	202,602
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	14,275
3.40%, 10/01/46 (Call 04/01/46)	105	87,268
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	150	140,131
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	325	294,425
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	195	190,457
4.20%, 09/01/48 (Call 03/01/48)	10	9,613
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	320	298,828
3.95%, 06/15/25 (Call 03/15/25)	265	259,401
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)(c)	300	298,090
5.60%, 06/15/42 (Call 12/15/41)	90	86,290
6.25%, 10/01/39	60	61,939
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	370	371,775
Series C, 7.38%, 11/15/31	215	271,350

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	$105	$93,390
3.95%, 03/01/48 (Call 09/01/47)	120	111,402
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	350	316,943
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	305	287,624
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	75	74,263
Sempra Energy
2.40%, 02/01/20	100	98,227
3.25%, 06/15/27 (Call 03/15/27)	290	264,102
3.40%, 02/01/28 (Call 10/01/27)	310	281,803
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	170	162,645
3.25%, 07/01/26 (Call 04/01/26)	475	439,193

		5,555,147

Electronics — 1.0%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	200	185,303
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	290	268,523
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	110	109,603
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	100	98,427

		661,856

Environmental Control — 0.9%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	120	110,977
3.38%, 11/15/27 (Call 08/15/27)	130	122,315
3.95%, 05/15/28 (Call 02/15/28)	50	49,244
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	310	290,622

		573,158

Food — 5.6%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	780	757,779
4.60%, 11/01/25 (Call 09/01/25)	100	99,387
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	250	243,777
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	60	55,196
JM Smucker Co. (The), 3.50%, 03/15/25	350	332,479
Kellogg Co.
3.25%, 04/01/26	310	286,702
3.40%, 11/15/27 (Call 08/15/27)	65	59,192
4.30%, 05/15/28 (Call 02/15/28)	50	48,894
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	130	114,956
3.95%, 07/15/25 (Call 04/15/25)	280	268,463
6.88%, 01/26/39	180	201,348
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	260	245,268
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	170	165,168
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	50	46,446
3.30%, 07/15/26 (Call 04/15/26)	360	338,857
3.75%, 10/01/25 (Call 07/01/25)	100	96,973
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	60	55,482
3.95%, 08/15/24 (Call 05/15/24)	395	389,957

		3,806,324

Health Care - Products — 4.9%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	130	123,152
3.75%, 11/30/26 (Call 08/30/26)	397	387,424
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	220	198,268

175

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	$255	$237,610
3.73%, 12/15/24 (Call 09/15/24)	315	303,983
Boston Scientific Corp.
3.85%, 05/15/25	345	336,142
4.00%, 03/01/28 (Call 12/01/27)	100	95,277
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	100	99,585
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	150	141,851
3.50%, 03/15/26 (Call 12/15/25)	215	203,747
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	125	113,831
4.15%, 02/01/24 (Call 11/01/23)	375	376,565
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	400	394,610
3.55%, 04/01/25 (Call 01/01/25)	335	315,543

		3,327,588

Health Care - Services — 3.6%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	155	146,557
3.50%, 11/15/24 (Call 08/15/24)	230	221,553
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	325	313,527
3.65%, 12/01/27 (Call 09/01/27)	180	168,741
4.10%, 03/01/28 (Call 12/01/27)	110	106,778
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	100	89,369
3.25%, 04/15/25 (Call 01/15/25)	385	362,826
Halfmoon Parent Inc., 3.75%, 07/15/23 (Call 06/15/23)(d)	150	147,926
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)(c)	200	194,578
4.95%, 10/01/44 (Call 04/01/44)	220	220,175
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	250	240,739
3.60%, 09/01/27 (Call 06/01/27)	30	28,385
4.70%, 02/01/45 (Call 08/01/44)	65	59,583
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(c)	145	136,189

		2,436,926

Holding Companies - Diversified — 0.5%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	150	142,528
3.63%, 01/19/22 (Call 12/19/21)	130	126,939
4.25%, 03/01/25 (Call 01/01/25)	80	76,120

		345,587

Insurance — 2.4%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	110	96,749
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	325	316,858
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	50	48,883
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(d)	350	308,367
Berkshire Hathaway Inc., 4.50%, 02/11/43	240	239,816
Chubb INA Holdings Inc., 3.15%, 03/15/25	230	220,693
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	115	104,976
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(d)	95	91,316
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	85	77,479
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	70	65,033

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	$70	$67,218

		1,637,388

Internet — 1.6%
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	80	74,084
3.60%, 06/01/26 (Call 03/01/26)	185	175,603
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	270,004
3.60%, 06/05/27 (Call 03/05/27)	215	198,043
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	265	240,571
5.00%, 02/15/26 (Call 11/15/25)	140	140,436

		1,098,741

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	85	77,140

Lodging — 0.6%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	200	190,977
Series R, 3.13%, 06/15/26 (Call 03/15/26)	255	230,326

		421,303

Machinery — 0.7%
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	105	100,489
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	390	350,538
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	50	46,795

		497,822

Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	40	37,016

Media — 3.3%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	160	143,377
3.70%, 06/01/28 (Call 03/01/28)(d)	90	82,372
4.00%, 01/15/26 (Call 10/15/25)	180	173,029
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	550	546,212
6.38%, 10/23/35 (Call 04/23/35)	120	122,510
NBCUniversal Media LLC
5.15%, 04/30/20	30	30,749
5.95%, 04/01/41	45	49,766
Time Warner Cable LLC
6.55%, 05/01/37	175	177,530
6.75%, 06/15/39	330	340,466
Warner Media LLC
3.60%, 07/15/25 (Call 04/15/25)	100	93,744
3.80%, 02/15/27 (Call 11/15/26)	330	307,950
3.88%, 01/15/26 (Call 10/15/25)	190	179,470

		2,247,175

Mining — 0.9%
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	325	301,873
Southern Copper Corp.
5.25%, 11/08/42	60	54,775
5.88%, 04/23/45	100	98,662
6.75%, 04/16/40	165	177,531

		632,841

176

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 4.0%
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	$155	$142,427
4.38%, 06/01/24 (Call 03/01/24)	200	195,327
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	200	197,269
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	191,023
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	140	130,004
4.38%, 01/15/25 (Call 01/15/20)	330	322,581
ConocoPhillips Holding Co., 6.95%, 04/15/29	255	308,500
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	330	339,453
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(d)	50	50,333
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	205	194,168
4.65%, 11/15/34 (Call 05/15/34)	270	259,399
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	130	118,345
6.63%, 06/15/37	255	281,215

		2,730,044

Oil & Gas Services — 0.6%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	400	376,646

Pharmaceuticals — 4.9%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	250	229,765
3.60%, 05/14/25 (Call 02/14/25)	300	286,177
4.50%, 05/14/35 (Call 11/14/34)	110	100,856
AstraZeneca PLC
4.00%, 09/18/42	30	26,579
6.45%, 09/15/37	215	254,204
CVS Health Corp.
3.13%, 03/09/20	200	198,913
3.88%, 07/20/25 (Call 04/20/25)	180	174,447
Express Scripts Holding Co., 3.00%, 07/15/23 (Call 05/15/23)	400	380,828
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	120	147,961
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	100	94,564
Pfizer Inc., 7.20%, 03/15/39	220	299,628
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	251,966
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(d)	200	202,161
Wyeth LLC, 5.95%, 04/01/37	285	340,032
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	80	73,223
4.50%, 11/13/25 (Call 08/13/25)	145	148,650
4.70%, 02/01/43 (Call 08/01/42)	110	108,813

		3,318,767

Pipelines — 5.9%
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	320	311,937
3.90%, 02/15/24 (Call 11/15/23)	310	308,050
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)	315	302,850
5.30%, 12/01/34 (Call 06/01/34)	280	269,817
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	120	112,456
4.88%, 06/01/25 (Call 03/01/25)	250	251,371
5.50%, 02/15/23 (Call 12/10/18)	90	91,674

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(c)	$200	$188,138
4.55%, 07/15/28 (Call 04/15/28)	100	96,740
4.95%, 07/13/47 (Call 01/06/47)	15	13,410
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	300	312,381
5.88%, 06/30/26 (Call 12/31/25)	225	236,849
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	100	101,445
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	400	407,262
7.63%, 01/15/39	160	198,764
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	260	311,936
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	200	192,271
5.25%, 03/15/20	300	305,392

		4,012,743

Real Estate Investment Trusts — 6.1%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	80	76,378
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	100	94,403
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	210	192,882
4.00%, 06/01/25 (Call 03/01/25)	70	67,824
5.00%, 02/15/24	150	154,899
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	150	134,190
3.65%, 02/01/26 (Call 11/03/25)	250	239,023
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	185	182,904
5.25%, 01/15/23	235	243,189
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	335	311,188
4.45%, 07/15/28 (Call 04/15/28)	50	49,560
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	50	49,675
5.38%, 04/15/26	350	347,130
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	185	179,636
4.00%, 06/01/25 (Call 03/01/25)	205	198,910
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	85	79,677
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	85	78,236
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	70	65,883
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	80	74,315
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	120	113,789
4.13%, 10/15/26 (Call 07/15/26)	15	14,867
4.65%, 08/01/23 (Call 05/01/23)	185	191,680
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	70	65,921
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	150	144,330
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	135	128,819
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	120	110,410
4.63%, 11/01/25 (Call 09/01/25)	120	118,714

177

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	$370	$359,334
4.25%, 04/15/28 (Call 01/15/28)	100	96,988

		4,164,754

Retail — 1.7%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	100	95,078
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(c)	65	62,340
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	400	389,216
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	135	125,638
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	310	290,135
3.80%, 11/18/24 (Call 08/18/24)	175	170,697

		1,133,104

Semiconductors — 2.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	190	177,874
3.90%, 12/15/25 (Call 09/15/25)	220	214,410
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	380	359,236
3.88%, 01/15/27 (Call 10/15/26)	270	242,947
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	300	304,874
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	70	64,561
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	200	188,890

		1,552,792

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(c)	100	91,910

Software — 3.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	225	208,567
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	55	50,356
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	100	93,295
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	150	147,192
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	275	258,138
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	295	268,029
5.00%, 10/15/25 (Call 07/15/25)	155	159,863
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	295	289,465
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	215	217,394
Oracle Corp.
3.85%, 07/15/36 (Call 01/15/36)	40	37,204
6.50%, 04/15/38	50	61,824
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	200	189,352
3.90%, 08/21/27 (Call 05/21/27)	305	273,296

		2,253,975

Telecommunications — 6.1%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	230	214,010
3.95%, 01/15/25 (Call 10/15/24)	255	246,114
4.25%, 03/01/27 (Call 12/01/26)	530	510,872
4.45%, 04/01/24 (Call 01/01/24)	145	145,758
6.00%, 08/15/40 (Call 05/15/40)	90	90,684
6.38%, 03/01/41	280	291,289

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	$260	$341,998
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	105	101,112
Orange SA, 9.00%, 03/01/31	100	137,238
Verizon Communications Inc.
4.13%, 03/16/27	620	612,398
4.27%, 01/15/36	395	363,318
4.40%, 11/01/34 (Call 05/01/34)	260	246,446
4.50%, 08/10/33	185	179,583
5.25%, 03/16/37	175	179,878
Vodafone Group PLC
4.38%, 02/19/43	60	49,469
5.00%, 05/30/38	190	174,356
6.15%, 02/27/37	270	279,413

		4,163,936

Textiles — 0.4%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	300	290,909

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	85	78,530

Transportation — 1.0%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	100	98,002
FedEx Corp., 5.10%, 01/15/44	230	225,248
United Parcel Service Inc., 6.20%, 01/15/38(c)	265	320,617

		643,867

Total Corporate Bonds & Notes — 97.8% (Cost: $68,377,123)		66,400,764

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	1,499	1,499,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	1,002	1,002,143

		2,501,465

Total Short-Term Investments — 3.7% (Cost: $2,501,391)		2,501,465

Total Investments in Securities — 101.5% (Cost: $70,878,514)		68,902,229

Other Assets, Less Liabilities — (1.5)%		(1,012,147)

Net Assets — 100.0%		$ 67,890,082

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

178

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Edge Investment Grade Enhanced Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	210	1,289	1,499	$1,499,322	$3,996	(a)	$(35)	$74
BlackRock Cash Funds: Treasury, SL Agency Shares	74	928	1,002	1,002,143	10,264		—	—

				$2,501,465	$14,260		$(35)	$74

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$66,400,764	$—	$66,400,764
Money Market Funds	2,501,465	—	—	2,501,465

	$2,501,465	$66,400,764	$—	$68,902,229

179

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
WPP Finance 2010
3.63%, 09/07/22	$335	$324,558
4.75%, 11/21/21	177	180,066

		504,624

Aerospace & Defense — 0.6%
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	300	290,307

Agriculture — 1.3%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	500	477,160
3.50%, 11/24/20	150	149,164

		626,324

Airlines — 0.1%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	10	9,807
3.80%, 04/19/23 (Call 03/19/23)	65	63,255

		73,062

Apparel — 0.6%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	45	42,956
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	250	250,340

		293,296

Auto Manufacturers — 1.5%
American Honda Finance Corp.
1.65%, 07/12/21	169	161,732
1.70%, 09/09/21	160	153,075
Series A, 2.15%, 03/13/20	62	61,183
Ford Motor Credit Co. LLC
3.10%, 05/04/23	200	180,642
3.22%, 01/09/22(a)	175	164,918

		721,550

Banks — 30.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	48,549
2.63%, 05/19/22	100	96,676
2.63%, 11/09/22	100	96,129
2.70%, 11/16/20	500	492,780
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	450	444,595
Banco Santander SA, 3.13%, 02/23/23	25	23,463
Bancolombia SA, 5.95%, 06/03/21	50	51,781
Bank of America Corp., 3.55%, 03/05/24 (Call 03/05/23)(b)(c)	30	29,409
Bank of Montreal
1.90%, 08/27/21	350	335,807
2.10%, 12/12/19	75	74,197
2.35%, 09/11/22	155	148,261
2.55%, 11/06/22 (Call 10/06/22)	29	27,860
Bank of New York Mellon Corp. (The)
2.66%, 05/16/23 (Call 05/16/22)(b)(c)	67	64,649
3.50%, 04/28/23(a)	20	19,854
Bank of Nova Scotia (The)
2.35%, 10/21/20	174	170,824
2.45%, 03/22/21	62	60,676
2.45%, 09/19/22	129	123,692
2.70%, 03/07/22(a)	240	232,882
2.80%, 07/21/21	275	270,031
4.38%, 01/13/21(a)	30	30,634
4.65%, (Call 10/12/22)(b)(c)(d)	50	45,253
Barclays PLC, 4.34%, 05/16/24 (Call 05/16/23)(b)(c)	50	48,498

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA, 3.25%, 03/03/23	$140	$136,270
BPCE SA
2.25%, 01/27/20	100	98,892
2.65%, 02/03/21	325	318,321
2.75%, 12/02/21	60	57,973
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	205	197,442
3.50%, 09/13/23	350	346,818
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	20	19,266
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)(c)	185	177,511
3.38%, 03/01/23(a)	50	48,869
3.50%, 05/15/23(a)	30	29,280
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	80	79,586
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	340	336,627
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,847
2.40%, 11/02/20	500	490,290
2.55%, 03/15/21	50	48,966
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	275	262,611
3.50%, 06/11/21 (Call 05/11/21)	575	567,059
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	75	73,079
Deutsche Bank AG, 4.25%, 10/14/21	42	41,000
Deutsche Bank AG/New York NY
3.30%, 11/16/22	230	213,815
3.95%, 02/27/23	100	93,869
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(b)(c)	40	38,360
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	30	28,557
3.00%, 04/26/22 (Call 04/26/21)	75	72,584
3.20%, 02/23/23 (Call 01/23/23)	110	106,305
3.63%, 01/22/23	60	59,117
5.25%, 07/27/21	290	299,582
5.75%, 01/24/22	263	275,984
ING Groep NV, 3.15%, 03/29/22	189	183,782
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	100	96,023
2.50%, 11/22/21	50	48,622
Mizuho Financial Group Inc.
2.60%, 09/11/22	100	95,878
2.95%, 02/28/22	145	141,339
Morgan Stanley
2.63%, 11/17/21	146	141,211
2.75%, 05/19/22	330	317,760
3.13%, 01/23/23	45	43,540
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	20	19,670
3.75%, 02/25/23	220	217,655
4.88%, 11/01/22	75	76,744
5.50%, 07/28/21(a)	145	151,138
National Australia Bank Ltd./New York
1.88%, 07/12/21	100	95,791
2.13%, 05/22/20	23	22,598
2.50%, 05/22/22	235	225,985
2.63%, 01/14/21	150	147,268
2.80%, 01/10/22	100	97,523
Northern Trust Corp.
2.38%, 08/02/22	220	211,803
3.38%, 08/23/21	300	299,979
3.45%, 11/04/20	250	250,790

180

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	$45	$43,861
6.10%, 06/10/23	40	40,541
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	10	9,857
3.40%, 01/18/23 (Call 12/19/22)	175	165,744
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	150	143,178
2.30%, 03/11/20	525	517,750
2.63%, 03/15/21	150	146,698
State Street Corp.
1.95%, 05/19/21	330	318,235
2.65%, 05/15/23 (Call 05/15/22)(b)(c)	85	81,877
3.10%, 05/15/23	25	24,218
4.38%, 03/07/21	400	409,220
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	20	19,276
3.10%, 01/17/23	158	153,747
SVB Financial Group, 5.38%, 09/15/20	350	359,915
Toronto-Dominion Bank (The)
1.80%, 07/13/21	230	220,782
2.13%, 04/07/21	42	40,808
3.50%, 07/19/23	260	259,015
Westpac Banking Corp.
2.00%, 08/19/21	27	25,884
2.10%, 05/13/21	666	643,989
2.15%, 03/06/20	5	4,932
2.30%, 05/26/20	25	24,644
2.50%, 06/28/22	20	19,224
2.60%, 11/23/20	40	39,406
2.75%, 01/11/23	161	155,070
2.80%, 01/11/22	220	214,746
3.65%, 05/15/23	5	4,985

		14,674,081

Beverages — 4.7%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	235	230,298
3.30%, 02/01/23 (Call 12/01/22)	120	116,108
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	45	42,692
3.75%, 01/15/22	95	94,857
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	121	116,193
4.83%, 07/15/20	515	527,231
Diageo Investment Corp., 2.88%, 05/11/22	170	166,600
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	142	135,962
1.85%, 04/30/20 (Call 03/30/20)	100	98,189
2.25%, 05/02/22 (Call 04/02/22)	60	57,982
2.75%, 03/05/22	170	167,062
2.75%, 03/01/23	190	184,674
3.00%, 08/25/21	140	139,790
3.10%, 07/17/22 (Call 05/17/22)	140	138,727
4.50%, 01/15/20	58	58,911

		2,275,276

Building Materials — 1.6%
CRH America Inc., 5.75%, 01/15/21	75	77,223

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	$100	$100,128
5.00%, 03/30/20	500	509,580
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	80	79,190

		766,121

Chemicals — 0.6%
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	97,113
3.75%, 11/15/21 (Call 08/15/21)	145	144,224
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	80	76,688

		318,025

Commercial Services — 2.2%
Ecolab Inc.
2.25%, 01/12/20	200	197,868
2.38%, 08/10/22 (Call 07/10/22)	120	114,838
3.25%, 01/14/23 (Call 11/19/22)	100	98,538
4.35%, 12/08/21	400	408,600
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	241	238,045
4.25%, 06/09/23 (Call 05/09/23)	40	39,724

		1,097,613

Computers — 4.2%
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(e)	205	205,074
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	470	469,765
4.40%, 10/15/22 (Call 08/15/22)	145	147,352
HP Inc.
3.75%, 12/01/20	400	402,308
4.65%, 12/09/21	5	5,124
International Business Machines Corp.
1.63%, 05/15/20	150	146,493
1.88%, 08/01/22	50	46,803
1.90%, 01/27/20	125	123,149
2.25%, 02/19/21	50	48,729
2.50%, 01/27/22	150	145,015
2.88%, 11/09/22	225	217,483
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	35	33,612
4.75%, 06/01/23	38	36,174

		2,027,081

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	235	222,035
Procter & Gamble Co. (The)
1.85%, 02/02/21(a)	25	24,358
2.15%, 08/11/22	325	312,634

		559,027

Diversified Financial Services — 4.4%
Aircastle Ltd., 5.00%, 04/01/23	90	90,400
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	195	185,905
2.65%, 12/02/22	75	71,650
3.40%, 02/27/23 (Call 01/27/23)	50	48,907
3.70%, 08/03/23 (Call 07/03/23)	50	49,420
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	387	375,092
2.38%, 05/26/20 (Call 04/25/20)	248	244,449
2.70%, 03/03/22 (Call 01/31/22)	125	121,361
Series F, 2.60%, 09/14/20 (Call 08/14/20)	13	12,824

181

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	$700	$665,791
International Lease Finance Corp.
5.88%, 08/15/22(a)	95	99,105
8.63%, 01/15/22	59	66,095
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	95	90,928

		2,121,927

Electric — 7.1%
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	24,948
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	315	303,106
Series K, 2.75%, 03/15/22 (Call 02/15/22)	302	293,695
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	164,942
2.85%, 06/15/20 (Call 05/15/20)	44	43,315
5.15%, 12/01/20 (Call 09/01/20)	68	69,344
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	195	193,651
3.40%, 03/15/22 (Call 02/15/22)	32	31,543
4.00%, 10/01/20 (Call 07/01/20)	78	78,193
4.25%, 06/15/22 (Call 03/15/22)	127	127,977
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	10	9,777
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	100	96,125
4.50%, 06/01/21 (Call 03/01/21)	250	254,412
Series H, 3.34%, 09/01/20	500	498,500
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	200	192,430
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	30	28,653
Sempra Energy, 2.40%, 03/15/20 (Call 02/15/20)	215	211,382
UIL Holdings Corp., 4.63%, 10/01/20	500	509,010
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	70	68,485
2.60%, 03/15/22 (Call 02/15/22)	255	247,653

		3,447,141

Electronics — 1.6%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	300	294,372
3.88%, 07/15/23 (Call 04/15/23)	50	49,797
5.00%, 07/15/20	50	51,208
Flex Ltd., 5.00%, 02/15/23	85	84,168
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	265	254,169
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	35	34,123
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	12	11,893

		779,730

Food — 3.9%
Campbell Soup Co.
2.50%, 08/02/22	100	94,029
3.65%, 03/15/23 (Call 02/15/23)	200	193,018
4.25%, 04/15/21	245	247,046
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	150	142,804
3.15%, 12/15/21 (Call 09/15/21)	122	119,643
3.70%, 10/17/23 (Call 09/17/23)	200	196,244
Kellogg Co.
3.13%, 05/17/22	105	102,692
4.00%, 12/15/20	725	734,222
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	70	69,068
		1,898,766

Security	Par (000)	Value

Health Care - Products — 0.5%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	$197	$189,770
3.13%, 11/08/21	65	64,022

		253,792
Health Care - Services — 0.2%
Halfmoon Parent Inc., 3.75%, 07/15/23 (Call 06/15/23)(e)	100	98,607

Household Products & Wares — 0.3%
Clorox Co. (The), 3.80%, 11/15/21	125	126,171

Housewares — 0.2%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	9	8,843
3.85%, 04/01/23 (Call 02/01/23)	85	82,763

		91,606

Insurance — 1.7%
AEGON Funding Co. LLC, 5.75%, 12/15/20	155	161,327
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(e)	220	215,646
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	98,676
2.75%, 01/30/22 (Call 12/30/21)	45	43,707
4.80%, 07/15/21 (Call 04/15/21)	200	205,326
Prudential Financial Inc., 5.63%, 06/15/43 (Call 06/15/23)(b)(c)	50	50,366
Sompo International Holdings Ltd., 4.70%, 10/15/22	50	50,545

		825,593

Internet — 0.0%
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	16	15,279

Lodging — 0.9%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	140	133,508
2.88%, 03/01/21 (Call 02/01/21)	220	215,968
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(e)	100	98,664

		448,140

Machinery — 2.2%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	125	119,545
1.93%, 10/01/21	130	125,034
2.00%, 03/05/20	35	34,519
2.40%, 06/06/22	79	76,361
2.85%, 06/01/22	51	50,098
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	27	26,180
3.90%, 05/27/21	162	164,250
CNH Industrial Capital LLC, 4.38%, 04/05/22(a)	235	236,163
CNH Industrial NV, 4.50%, 08/15/23	75	75,203
Xylem Inc./NY, 4.88%, 10/01/21	145	149,469

		1,056,822

Manufacturing — 2.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	672	643,662
2.00%, 06/26/22	345	330,230
General Electric Co., 4.65%, 10/17/21	150	147,477

		1,121,369

Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	205	205,435

182

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	$20	$19,020
3.30%, 05/15/22	10	9,757
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	97,096
3.50%, 03/16/23 (Call 02/16/23)	215	210,775
Warner Media LLC
3.40%, 06/15/22	54	53,137
4.00%, 01/15/22	215	215,071
4.75%, 03/29/21(a)	86	87,957

		898,248

Office & Business Equipment — 0.3%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	62	56,145
4.50%, 05/15/21	100	98,143

		154,288

Oil & Gas — 2.7%
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	168	158,074
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	135	130,502
4.00%, 07/15/21 (Call 04/15/21)	100	99,925
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	89	88,725
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	10	9,485
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	95	88,428
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	145	145,043
Total Capital International SA
2.70%, 01/25/23(a)	55	53,144
2.75%, 06/19/21	96	94,603
2.88%, 02/17/22	145	142,023
Total Capital SA
4.13%, 01/28/21	125	127,009
4.25%, 12/15/21	60	61,312
4.45%, 06/24/20	100	101,774

		1,300,047

Oil & Gas Services — 1.7%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	370	361,619
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	435	411,036
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	50	46,963

		819,618

Pharmaceuticals — 2.9%
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	150	146,755
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	505	482,447
3.20%, 03/15/23	35	33,792
CVS Health Corp., 3.70%, 03/09/23 (Call 02/09/23)	50	49,195
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	310	302,982
3.45%, 11/13/20 (Call 10/13/20)	400	399,924

		1,415,095

Pipelines — 1.1%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	90	86,606
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	65	63,062
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	25	25,045
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	386	373,166

		547,879

Security	Par (000)	Value

Real Estate — 0.2%
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	$75	$77,095

Real Estate Investment Trusts — 0.8%
American Tower Corp.
3.00%, 06/15/23	20	19,127
3.45%, 09/15/21	8	7,943
3.50%, 01/31/23	20	19,574
4.70%, 03/15/22	85	86,998
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	20	19,775
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	50	50,842
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	25,303
4.75%, 10/01/20 (Call 07/01/20)	150	152,600
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	10	10,162

		392,324

Retail — 2.8%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	595	616,539
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	202	197,726
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	125	117,525
3.88%, 01/15/22 (Call 10/15/21)	50	49,427
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	344	345,854
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	20	19,201

		1,346,272

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	35	34,707

Semiconductors — 2.5%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	232	223,817
2.35%, 05/11/22 (Call 04/11/22)	55	53,245
2.45%, 07/29/20	378	374,398
2.70%, 12/15/22	100	97,313
3.10%, 07/29/22(a)	125	123,807
3.30%, 10/01/21	203	203,455
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	165	159,755

		1,235,790

Software — 3.1%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	280	268,853
1.85%, 02/06/20	350	345,593
2.00%, 11/03/20 (Call 10/03/20)	25	24,547
2.38%, 02/12/22 (Call 01/12/22)	280	272,980
2.38%, 05/01/23 (Call 02/01/23)	15	14,397
2.40%, 02/06/22 (Call 01/06/22)(a)	309	301,754
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	135	133,460
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	150	142,157

		1,503,741

Telecommunications — 2.2%
Motorola Solutions Inc.
3.50%, 03/01/23	55	52,850
3.75%, 05/15/22	220	217,164
Orange SA, 4.13%, 09/14/21	200	202,880
Telefonica Emisiones SAU, 5.46%, 02/16/21	190	196,475

183

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC
2.50%, 09/26/22(a)	$175	$165,762
2.95%, 02/19/23	185	176,394
4.38%, 03/16/21	50	50,875

		1,062,400

Transportation — 1.5%
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	340	324,102
2.65%, 03/02/20 (Call 02/20/20)	100	98,987
2.80%, 03/01/22 (Call 02/01/22)	25	24,303
2.88%, 09/01/20 (Call 08/01/20)	70	69,245
3.40%, 03/01/23 (Call 02/01/23)	8	7,833
3.45%, 11/15/21 (Call 10/15/21)	55	54,667
3.75%, 06/09/23 (Call 05/09/23)(a)	5	4,952
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	145	140,283

		724,372

Total Corporate Bonds & Notes — 98.7% (Cost: $48,739,239)		48,023,206

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)(h)	1,954	1,953,807

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(f)(g)	561	$561,062

		2,514,869

Total Short-Term Investments — 5.2% (Cost: $2,514,804)		2,514,869

Total Investments in Securities — 103.9% (Cost: $51,254,043)		50,538,075

Other Assets, Less Liabilities — (3.9)%		(1,892,224)

Net Assets — 100.0%		$ 48,645,851

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,132	822	1,954	$1,953,807	$3,386	(a)	$(206)	$120
BlackRock Cash Funds: Treasury, SL Agency Shares	372	189	561	561,062	9,559		—	—

				$2,514,869	$12,945		$(206)	$120

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$48,023,206	$—	$48,023,206
Money Market Funds	2,514,869	—	—	2,514,869

	$2,514,869	$48,023,206	$—	$50,538,075

184

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
WPP Finance 2010
3.75%, 09/19/24	$70	$64,911
4.75%, 11/21/21	125	127,165

		192,076

Aerospace & Defense — 2.1%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	40	41,085
Harris Corp., 5.05%, 04/27/45 (Call 10/27/44)	5	5,067
Raytheon Co., 4.88%, 10/15/40	5	5,377
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	130	125,800
3.20%, 03/15/24 (Call 01/15/24)	155	148,335
3.50%, 03/15/27 (Call 12/15/26)	5	4,712
United Technologies Corp.
4.50%, 06/01/42	40	37,449
4.63%, 11/16/48 (Call 05/16/48)	15	14,360
6.05%, 06/01/36	5	5,622
6.13%, 07/15/38	5	5,700

		393,507

Agriculture — 1.7%
Archer-Daniels-Midland Co., 4.02%, 04/16/43	5	4,659
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	35	30,938
3.50%, 11/24/20	250	248,608
3.75%, 09/25/27 (Call 06/25/27)	35	31,322

		315,527

Airlines — 0.0%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	10	9,444

Apparel — 0.7%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	95	90,685
2.38%, 11/01/26 (Call 08/01/26)	25	22,634
3.63%, 05/01/43 (Call 11/01/42)	15	13,313
3.88%, 11/01/45 (Call 05/01/45)	15	13,876

		140,508

Auto Manufacturers — 0.6%
American Honda Finance Corp., 2.30%, 09/09/26	55	49,175
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	15	13,420
4.75%, 01/15/43	15	11,306
5.29%, 12/08/46 (Call 06/08/46)	20	16,067
6.63%, 10/01/28	5	5,048
7.45%, 07/16/31	10	10,336

		105,352

Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	5	4,270

Banks — 21.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	242,742
2.63%, 05/19/22	50	48,338
2.70%, 11/16/20	30	29,567
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	197,598
Bank of America Corp.
3.71%, 04/24/28 (Call 04/24/27)(a)(b)	15	14,178
3.82%, 01/20/28 (Call 01/20/27)(a)(b)	35	33,504
4.25%, 10/22/26	25	24,165
4.44%, 01/20/48 (Call 01/20/47)(a)(b)	55	51,803

Security	Par (000)	Value

Banks (continued)
5.00%, 01/21/44	$20	$20,338
5.88%, 02/07/42	10	11,423
Series L, 4.75%, 04/21/45	5	4,855
Bank of Montreal
1.90%, 08/27/21(c)	35	33,581
2.35%, 09/11/22	25	23,913
2.55%, 11/06/22 (Call 10/06/22)	50	48,035
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	10	9,491
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	55	52,549
3.85%, 04/28/28	15	14,841
Bank of Nova Scotia (The)
2.70%, 03/07/22(c)	55	53,369
2.80%, 07/21/21(c)	35	34,368
4.50%, 12/16/25	25	24,714
4.65%, (Call 10/12/22)(a)(b)(d)	50	45,252
Barclays PLC, 5.25%, 08/17/45	20	18,112
BPCE SA, 2.75%, 12/02/21	250	241,555
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	5	4,608
3.80%, 01/31/28 (Call 12/31/27)	15	13,771
Citigroup Inc.
3.52%, 10/27/28 (Call 10/27/27)(a)(b)	5	4,602
3.89%, 01/10/28 (Call 01/10/27)(a)(b)	5	4,770
4.08%, 04/23/29 (Call 04/23/28)(a)(b)	10	9,599
4.13%, 07/25/28	20	18,792
4.45%, 09/29/27	30	28,935
4.65%, 07/30/45	5	4,757
4.65%, 07/23/48 (Call 06/23/48)	10	9,523
4.75%, 05/18/46	55	50,684
5.88%, 01/30/42	5	5,587
8.13%, 07/15/39	10	13,753
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	300	293,793
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	238,737
3.88%, 04/10/25 (Call 03/10/25)	15	14,321
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	21,539
Fifth Third Bancorp., 8.25%, 03/01/38	5	6,618
Goldman Sachs Capital I, 6.35%, 02/15/34	15	16,659
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	5	4,618
3.75%, 05/22/25 (Call 02/22/25)	10	9,552
3.75%, 02/25/26 (Call 11/25/25)	5	4,737
3.81%, 04/23/29 (Call 04/23/28)(a)(b)	10	9,294
3.85%, 01/26/27 (Call 01/26/26)	55	51,905
4.25%, 10/21/25	15	14,444
4.75%, 10/21/45 (Call 04/21/45)	5	4,736
4.80%, 07/08/44 (Call 01/08/44)	25	23,947
5.15%, 05/22/45	10	9,578
6.25%, 02/01/41	10	11,358
6.75%, 10/01/37	50	57,108
HSBC Holdings PLC, 6.10%, 01/14/42	30	34,517
Intesa Sanpaolo SpA, 5.25%, 01/12/24(c)	100	95,386
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(a)(b)	10	9,589
3.90%, 01/23/49 (Call 01/23/48)(a)(b)	5	4,282
4.13%, 12/15/26(c)	5	4,881
4.26%, 02/22/48 (Call 02/22/47)(a)(b)	55	50,205
4.85%, 02/01/44	5	5,010
4.95%, 06/01/45	30	29,796

185

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$5	$5,527
6.40%, 05/15/38	15	18,009
Morgan Stanley
3.63%, 01/20/27	5	4,712
3.95%, 04/23/27	35	32,774
4.00%, 07/23/25	35	34,287
4.30%, 01/27/45	30	27,209
4.35%, 09/08/26	10	9,697
4.38%, 01/22/47	40	36,643
National Australia Bank Ltd./New York
1.88%, 07/12/21	20	19,158
2.50%, 07/12/26	25	22,458
Northern Trust Corp.
2.38%, 08/02/22	150	144,411
3.38%, 08/23/21(c)	75	74,995
3.38%, 05/08/32 (Call 05/08/27)(a)(b)	30	27,832
3.95%, 10/30/25	50	50,277
Royal Bank of Canada, 4.65%, 01/27/26	20	20,247
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	20	18,601
4.50%, 07/17/25 (Call 04/17/25)	35	34,102
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	250	238,630
State Street Corp.
3.10%, 05/15/23	10	9,687
3.30%, 12/16/24	10	9,669
3.55%, 08/18/25	160	156,686
3.70%, 11/20/23	50	49,917
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	5	4,720
3.36%, 07/12/27	10	9,461
3.54%, 01/17/28	15	14,367
SVB Financial Group, 3.50%, 01/29/25	25	24,000
Toronto-Dominion Bank (The)
3.50%, 07/19/23	15	14,943
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	46	42,840
Westpac Banking Corp.
2.10%, 05/13/21	160	154,712
2.60%, 11/23/20	85	83,738
2.85%, 05/13/26	10	9,215
3.35%, 03/08/27	75	71,195

		3,949,001

Beverages — 4.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(e)	35	32,913
4.90%, 02/01/46 (Call 08/01/45)(e)	35	32,554
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	40	37,747
3.30%, 02/01/23 (Call 12/01/22)	20	19,351
3.65%, 02/01/26 (Call 11/01/25)	125	117,985
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	25	24,962
4.60%, 04/15/48 (Call 10/15/47)	10	8,967
4.75%, 04/15/58 (Call 10/15/57)	20	17,628
4.95%, 01/15/42	5	4,738
8.00%, 11/15/39	5	6,546
Coca-Cola Co. (The), 2.90%, 05/25/27(c)	5	4,704
Constellation Brands Inc., 4.50%, 05/09/47 (Call 11/09/46)	5	4,501

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$70	$67,219
4.83%, 07/15/20	50	51,187
5.88%, 09/30/36	10	11,606
Diageo Investment Corp., 2.88%, 05/11/22	155	151,900
Keurig Dr Pepper Inc., 4.42%, 12/15/46 (Call 06/15/46)	5	4,293
Molson Coors Brewing Co., 4.20%, 07/15/46 (Call 01/15/46)	25	20,769
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	15	14,178
2.85%, 02/24/26 (Call 11/24/25)	10	9,430
3.45%, 10/06/46 (Call 04/06/46)	5	4,342
3.60%, 03/01/24 (Call 12/01/23)	120	120,344
4.00%, 05/02/47 (Call 11/02/46)	15	14,277
4.45%, 04/14/46 (Call 10/14/45)	25	25,459

		807,600

Biotechnology — 0.7%
Amgen Inc.
4.66%, 06/15/51 (Call 12/15/50)	35	32,220
4.95%, 10/01/41	5	4,962
5.15%, 11/15/41 (Call 05/15/41)	5	5,067
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	20,142
Celgene Corp.
4.55%, 02/20/48 (Call 08/20/47)	5	4,318
5.00%, 08/15/45 (Call 02/15/45)	10	9,154
5.25%, 08/15/43	5	4,720
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	30	26,685
4.50%, 02/01/45 (Call 08/01/44)	10	9,348
5.65%, 12/01/41 (Call 06/01/41)	15	16,292

		132,908

Building Materials — 1.9%
CRH America Inc., 5.75%, 01/15/21	150	154,446
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	75	73,476
4.50%, 02/15/47 (Call 08/15/46)	10	9,013
4.95%, 07/02/64 (Call 01/02/64)(f)	10	9,217
5.00%, 03/30/20	75	76,437
Lafarge SA, 7.13%, 07/15/36	5	5,796
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	13,507
4.30%, 07/15/47 (Call 01/15/47)	15	11,300

		353,192

Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	5	4,882
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	20	17,175
4.63%, 10/01/44 (Call 04/01/44)	5	4,439
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)	5	4,495
EI du Pont de Nemours & Co., 4.15%, 02/15/43(c)	25	27,009
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	10	8,761
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	4,505
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	4,142
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	20	18,995
5.45%, 11/15/33 (Call 05/15/33)	20	20,360
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	20	17,681

		132,444

186

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.6%
Ecolab Inc.
2.25%, 01/12/20	$80	$79,147
2.70%, 11/01/26 (Call 08/01/26)	50	45,808
3.25%, 01/14/23 (Call 11/14/22)	50	49,269
4.35%, 12/08/21	82	83,763
5.50%, 12/08/41(c)	20	22,282
S&P Global Inc., 6.55%, 11/15/37	5	6,041
Western Union Co. (The), 6.20%, 11/17/36	10	9,875

		296,185

Computers — 3.3%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	5	4,545
2.90%, 09/12/27 (Call 06/12/27)	5	4,627
3.00%, 06/20/27 (Call 03/20/27)	10	9,349
3.20%, 05/11/27 (Call 02/11/27)	5	4,751
3.25%, 02/23/26 (Call 11/23/25)	25	24,004
3.35%, 02/09/27 (Call 11/09/26)	25	24,030
3.85%, 05/04/43	5	4,586
4.50%, 02/23/36 (Call 08/23/35)	15	15,523
4.65%, 02/23/46 (Call 08/23/45)	30	30,557
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(e)	5	5,107
6.02%, 06/15/26 (Call 03/15/26)(e)	55	55,688
8.10%, 07/15/36 (Call 01/15/36)(e)	5	5,401
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	99,950
4.40%, 10/15/22 (Call 08/15/22)	50	50,811
6.35%, 10/15/45 (Call 04/15/45)	20	18,669
HP Inc., 4.05%, 09/15/22	100	100,678
International Business Machines Corp.
2.90%, 11/01/21	20	19,634
3.63%, 02/12/24	100	98,381
4.00%, 06/20/42	5	4,449
5.60%, 11/30/39	30	32,616
5.88%, 11/29/32	5	5,736
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	5	4,425
5.75%, 12/01/34 (Call 06/01/34)	10	8,327

		631,844

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)(c)	15	13,616
Procter & Gamble Co. (The)
2.45%, 11/03/26	25	22,988
2.85%, 08/11/27	35	32,962
3.50%, 10/25/47	15	13,471

		83,037

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	5	4,273
4.20%, 05/15/47 (Call 11/15/46)	5	4,589
4.60%, 06/15/45 (Call 12/15/44)	5	4,900

		13,762

Diversified Financial Services — 2.8%
American Express Co.
2.65%, 12/02/22	30	28,660
3.00%, 10/30/24 (Call 09/29/24)	10	9,431
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	100	95,096
AXA Financial Inc., 7.00%, 04/01/28	35	39,438
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	45	41,854

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$200	$190,226
4.42%, 11/15/35	50	40,387
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	20	19,948
Jefferies Group LLC, 6.25%, 01/15/36	15	14,903
Legg Mason Inc., 5.63%, 01/15/44	5	4,787
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/01/32 (Call 05/01/32)	10	10,003
Raymond James Financial Inc., 4.95%, 07/15/46	10	9,541
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	5	5,033
4.30%, 12/14/45 (Call 06/14/45)	20	20,036

		529,343

Electric — 8.5%
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	10	9,619
4.50%, 04/01/42 (Call 10/01/41)	15	14,810
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	85	80,370
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	100	90,308
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	26,252
6.13%, 04/01/36	5	5,827
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	15	13,783
5.90%, 03/15/36	15	17,340
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	96,520
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	30	29,311
Series 08-B, 6.75%, 04/01/38	25	31,335
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	25	23,875
Dominion Energy Inc.
7.00%, 06/15/38	25	30,945
Series B, 5.95%, 06/15/35	15	16,359
DTE Energy Co., 6.38%, 04/15/33	5	5,814
Duke Energy Carolinas LLC, 6.10%, 06/01/37	15	17,529
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	25	21,003
Duke Energy Florida LLC
5.65%, 04/01/40	5	5,777
6.40%, 06/15/38	5	6,171
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	9,294
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	40	37,511
5.10%, 06/15/45 (Call 12/15/44)	15	15,084
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	50,124
5.60%, 06/15/42 (Call 12/15/41)	20	19,347
6.25%, 10/01/39	5	5,152
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	5	4,818
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	97,179
3.25%, 06/01/24 (Call 12/01/23)	75	74,211
4.13%, 02/01/42 (Call 08/01/41)(c)	4	3,859
5.95%, 02/01/38	16	19,032
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	19,737
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	13,406
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	50	47,174

187

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	$80	$76,236
4.40%, 03/01/44 (Call 09/01/43)	5	5,003
Pacific Gas & Electric Co., 4.75%, 02/15/44 (Call 08/15/43)	15	12,483
PPL Capital Funding Inc., 4.70%, 06/01/43 (Call 12/01/42)	5	4,780
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	6,182
Progress Energy Inc.
6.00%, 12/01/39	20	23,049
7.75%, 03/01/31	15	19,470
Public Service Electric & Gas Co., 3.80%, 03/01/46 (Call 09/01/45)	15	13,636
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	47	43,261
4.50%, 08/15/40	5	4,927
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	5	4,827
6.00%, 10/15/39	15	16,350
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	10	9,794
6.05%, 01/15/38	10	11,325
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	35	33,520
6.00%, 01/15/34	15	16,052
Series 08-A, 5.95%, 02/01/38	5	5,418
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	10	9,242
4.40%, 07/01/46 (Call 01/01/46)	40	36,038
Southwestern Electric Power Co.
6.20%, 03/15/40	20	22,936
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	8,527
UIL Holdings Corp., 4.63%, 10/01/20	150	152,703
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	10,497
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	35	33,709
3.35%, 12/01/26 (Call 06/01/26)	65	61,970

		1,600,811

Electronics — 1.2%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	100	99,593
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	10	8,075
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	65	59,626
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	5	5,012
4.60%, 04/06/27 (Call 01/06/27)	25	24,908
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	15	14,090
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	10	10,077
4.90%, 06/15/28 (Call 03/15/28)	5	4,899

		226,280

Food — 2.7%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	54,578
4.15%, 03/15/28 (Call 12/15/27)	10	9,269
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	90	88,261
3.20%, 02/10/27 (Call 11/10/26)	25	22,598
4.20%, 04/17/28 (Call 01/17/28)	20	19,275
JM Smucker Co. (The), 4.38%, 03/15/45	5	4,366

Security	Par (000)	Value

Food (continued)
Kellogg Co.
3.25%, 04/01/26	$64	$59,314
4.00%, 12/15/20	130	131,654
4.30%, 05/15/28 (Call 02/15/28)	30	29,312
4.50%, 04/01/46	5	4,448
Series B, 7.45%, 04/01/31	5	6,199
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	10	10,511
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	5	4,081
5.00%, 07/15/35 (Call 01/15/35)(c)	5	4,626
5.00%, 06/04/42	5	4,475
5.20%, 07/15/45 (Call 01/15/45)	25	22,835
6.50%, 02/09/40	5	5,317
Kroger Co. (The)
4.45%, 02/01/47 (Call 08/01/46)(c)	5	4,333
5.15%, 08/01/43 (Call 02/01/43)	5	4,737
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	5	4,700
4.20%, 08/15/47 (Call 02/15/47)	20	18,172
Tyson Foods Inc., 4.55%, 06/02/47 (Call 12/02/46)	5	4,400

		517,461

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	20	20,314
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	5	4,184
5.15%, 05/15/46 (Call 11/15/45)	20	18,604

		43,102

Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	9,895
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	15	14,144
4.38%, 05/15/47 (Call 11/15/46)	5	4,560
4.80%, 02/15/44 (Call 08/15/43)	15	14,547
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	75	68,928
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	12,702
4.40%, 06/01/43 (Call 12/01/42)	10	9,174

		133,950

Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	5	5,065
4.90%, 11/30/46 (Call 05/30/46)	20	20,717
5.30%, 05/27/40	5	5,303
6.00%, 04/01/39	5	5,804
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	50	46,577
4.67%, 06/06/47 (Call 12/06/46)	10	9,317
4.69%, 12/15/44 (Call 06/15/44)	5	4,587
5.00%, 11/12/40	5	5,018
Koninklijke Philips NV, 5.00%, 03/15/42	5	5,187
Medtronic Inc.
4.38%, 03/15/35	5	5,003
4.63%, 03/15/44 (Call 09/15/43)	25	25,333
4.63%, 03/15/45	5	5,092
5.55%, 03/15/40	5	5,609

188

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	$5	$4,494
4.38%, 05/15/44 (Call 11/15/43)	5	4,664
Thermo Fisher Scientific Inc., 4.10%, 08/15/47 (Call 02/15/47)	5	4,521

		162,291

Health Care - Services — 0.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,335
4.13%, 11/15/42 (Call 05/15/42)	5	4,325
6.63%, 06/15/36	5	5,907
6.75%, 12/15/37	5	5,993
Anthem Inc., 4.63%, 05/15/42	35	32,761
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	10	8,108
Halfmoon Parent Inc.
4.38%, 10/15/28 (Call 07/15/28)(e)	10	9,830
4.90%, 12/15/48 (Call 06/15/48)(e)	20	19,021
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	10	10,012
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(c)	10	9,451
UnitedHealth Group Inc., 4.75%, 07/15/45	30	30,972

		144,715

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	5	4,132

Household Products & Wares — 1.2%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	165	161,608
Kimberly-Clark Corp.
3.05%, 08/15/25	50	48,012
3.20%, 07/30/46 (Call 01/30/46)	10	8,210

		217,830

Housewares — 0.1%
Newell Brands Inc., 5.50%, 04/01/46 (Call 10/01/45)	15	13,538

Insurance — 2.1%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	5	4,716
6.50%, 05/15/57 (Call 05/15/37)(a)(b)	5	5,266
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,255
4.38%, 01/15/55 (Call 07/15/54)	15	12,173
4.50%, 07/16/44 (Call 01/16/44)	25	21,742
8.18%, 05/15/58 (Call 05/15/38)(a)(b)	5	5,994
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	5	4,625
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(e)	75	73,516
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	55	62,925
Berkshire Hathaway Inc., 4.50%, 02/11/43	5	4,997
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	5	5,708
Lincoln National Corp., 7.00%, 06/15/40	5	6,127
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	5	4,471
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(a)(b)	25	23,323
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	35	32,104
MetLife Inc.
4.60%, 05/13/46 (Call 11/13/45)(c)	25	24,474
6.40%, 12/15/36 (Call 12/15/31)	5	5,068
Principal Financial Group Inc., 6.05%, 10/15/36	10	11,372
Prudential Financial Inc.
3.94%, 12/07/49 (Call 06/07/49)	10	8,631
4.60%, 05/15/44	25	24,234
5.38%, 05/15/45 (Call 05/15/25)(a)(b)	20	19,005

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	$20	$18,384
5.35%, 11/01/40	5	5,553
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	12,214

		400,877

Internet — 0.2%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	25	23,530
4.25%, 08/22/57 (Call 02/22/57)	5	4,703
4.95%, 12/05/44 (Call 06/05/44)	5	5,373
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	3,704
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	5	4,536

		41,846

Iron & Steel — 0.0%
Nucor Corp., 5.20%, 08/01/43 (Call 02/01/43)	5	5,237

Lodging — 0.3%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	60	54,115

Machinery — 2.5%
ABB Finance USA Inc., 4.38%, 05/08/42	15	14,757
Caterpillar Financial Services Corp.
3.25%, 12/01/24	50	48,810
3.75%, 11/24/23	40	40,245
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(c)	45	44,666
3.80%, 08/15/42	5	4,511
CNH Industrial Capital LLC, 4.38%, 04/05/22(c)	25	25,124
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	15	13,760
4.50%, 08/15/23	60	60,163
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	150	150,937
4.88%, 10/01/43 (Call 04/01/43)(c)	10	10,446
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)(c)	5	4,733
Xylem Inc./NY, 4.88%, 10/01/21	50	51,541

		469,693

Manufacturing — 2.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	235	225,090
2.00%, 06/26/22	25	23,930
2.25%, 09/19/26 (Call 06/19/26)	50	45,235
2.88%, 10/15/27 (Call 07/15/27)	5	4,704
3.00%, 08/07/25	15	14,441
3.63%, 10/15/47 (Call 04/15/47)	5	4,471
General Electric Co.
3.38%, 03/11/24	35	31,349
3.45%, 05/15/24 (Call 02/13/24)	5	4,461
4.13%, 10/09/42	15	11,615
4.50%, 03/11/44	5	4,011
5.88%, 01/14/38	10	9,303
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	5	4,800
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	14,345
Parker-Hannifin Corp., 4.45%, 11/21/44 (Call 05/21/44)	5	4,947

		402,702

189

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.9%
21st Century Fox America Inc.
5.40%, 10/01/43	$25	$28,394
6.40%, 12/15/35	5	6,161
6.65%, 11/15/37	5	6,385
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	10	9,157
4.90%, 08/15/44 (Call 02/15/44)	5	4,615
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48 (Call 10/01/47)	10	9,310
6.38%, 10/23/35 (Call 04/23/35)	20	20,396
6.48%, 10/23/45 (Call 04/23/45)	15	15,030
6.83%, 10/23/55 (Call 04/23/55)	5	5,075
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	5	3,981
3.97%, 11/01/47 (Call 05/01/47)	5	4,316
4.00%, 11/01/49 (Call 05/01/49)	10	8,651
4.05%, 11/01/52 (Call 05/01/52)	15	12,753
4.60%, 08/15/45 (Call 02/15/45)	40	38,392
4.70%, 10/15/48 (Call 04/15/48)	25	24,347
4.75%, 03/01/44	5	4,890
4.95%, 10/15/58 (Call 04/15/58)	10	9,759
6.45%, 03/15/37	5	5,860
6.95%, 08/15/37	10	12,239
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	5	4,640
4.88%, 04/01/43	15	13,343
5.20%, 09/20/47 (Call 03/20/47)	10	9,216
Grupo Televisa SAB, 6.63%, 01/15/40	5	5,197
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	150	147,053
Thomson Reuters Corp., 5.85%, 04/15/40	5	5,301
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	5	4,495
5.88%, 11/15/40 (Call 05/15/40)	5	4,704
6.55%, 05/01/37	5	5,053
6.75%, 06/15/39	20	20,755
7.30%, 07/01/38	5	5,388
Viacom Inc., 5.85%, 09/01/43 (Call 03/01/43)	15	14,964
Walt Disney Co. (The)
4.13%, 06/01/44(c)	5	4,834
Series E, 4.13%, 12/01/41	5	4,808
Warner Media LLC
3.80%, 02/15/27 (Call 11/15/26)	25	23,326
5.35%, 12/15/43	5	4,728
5.38%, 10/15/41	10	9,484
6.25%, 03/29/41	25	26,024

		543,024

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	5	4,607

Mining — 0.3%
Newmont Mining Corp., 6.25%, 10/01/39	30	32,171
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	10,781
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	15	14,036

		56,988

Oil & Gas — 2.5%
Anadarko Petroleum Corp.
6.45%, 09/15/36	5	5,337
7.95%, 06/15/39	10	11,801

Security	Par (000)	Value

Oil & Gas (continued)
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$25	$21,464
5.10%, 09/01/40 (Call 03/01/40)	5	4,467
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(c)	5	4,824
Canadian Natural Resources Ltd., 6.25%, 03/15/38	10	10,874
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	5	3,696
5.40%, 06/15/47 (Call 12/15/46)	20	16,676
6.75%, 11/15/39	4	3,866
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	40	38,176
4.95%, 03/15/26 (Call 12/15/25)	10	10,544
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	20	18,749
5.85%, 12/15/25 (Call 09/15/25)	5	5,244
Devon Financing Co. LLC, 7.88%, 09/30/31	5	5,919
Encana Corp., 6.50%, 02/01/38	15	16,214
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	5	4,370
Exxon Mobil Corp., 3.57%, 03/06/45 (Call 09/06/44)	10	8,840
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	50	45,698
5.60%, 02/15/41	5	4,378
7.30%, 08/15/31	15	16,497
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	5	4,783
5.20%, 06/01/45 (Call 12/01/44)	15	14,030
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)(e)	5	4,248
6.50%, 03/01/41 (Call 09/01/40)	20	21,806
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	5	4,547
3.90%, 11/15/24 (Call 08/15/24)	5	4,799
5.25%, 11/15/43 (Call 05/15/43)	15	13,412
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	10	9,482
Petro-Canada, 6.80%, 05/15/38	20	23,179
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	5	4,788
4.88%, 11/15/44 (Call 05/15/44)	10	9,494
5.88%, 05/01/42	5	5,369
Total Capital Canada Ltd., 2.75%, 07/15/23	60	57,788
Total Capital International SA
3.70%, 01/15/24	15	15,057
3.75%, 04/10/24	15	15,054
Valero Energy Corp.
4.90%, 03/15/45	10	9,202
6.63%, 06/15/37	5	5,521

		480,193

Oil & Gas Services — 1.7%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	125	122,169
5.13%, 09/15/40	25	23,817
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	100	94,491
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	5	4,638
5.00%, 11/15/45 (Call 05/15/45)	15	14,437
6.70%, 09/15/38	5	5,772

190

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$40	$37,570
3.95%, 12/01/42 (Call 06/01/42)	15	12,010

		314,904

Pharmaceuticals — 3.8%
AbbVie Inc.
4.40%, 11/06/42	5	4,348
4.45%, 05/14/46 (Call 11/14/45)	20	17,199
4.50%, 05/14/35 (Call 11/14/34)	5	4,580
4.70%, 05/14/45 (Call 11/14/44)	30	26,941
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	9,256
Allergan Funding SCS
4.75%, 03/15/45 (Call 09/15/44)(c)	5	4,631
4.85%, 06/15/44 (Call 12/15/43)(c)	4	3,718
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	5	4,231
4.30%, 12/15/47 (Call 06/15/47)	5	4,197
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	15	13,762
3.38%, 11/16/25	20	19,044
6.45%, 09/15/37	25	29,396
Bristol-Myers Squibb Co., 4.50%, 03/01/44 (Call 09/01/43)(c)	5	5,113
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	47,021
3.50%, 11/15/24 (Call 08/15/24)	100	94,906
4.63%, 12/15/20	50	51,068
4.90%, 09/15/45 (Call 03/15/45)	5	4,484
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	25	24,297
4.78%, 03/25/38 (Call 09/25/37)	15	14,322
5.05%, 03/25/48 (Call 09/25/47)	40	38,925
5.13%, 07/20/45 (Call 01/20/45)	15	14,635
5.30%, 12/05/43 (Call 06/05/43)(c)	5	4,993
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)(c)	5	4,694
5.55%, 03/15/37(c)	15	17,170
Express Scripts Holding Co., 6.13%, 11/15/41	10	11,061
GlaxoSmithKline Capital Inc., 4.20%, 03/18/43	5	4,868
Johnson & Johnson
3.63%, 03/03/37 (Call 09/03/36)	5	4,705
3.70%, 03/01/46 (Call 09/01/45)	20	18,542
5.95%, 08/15/37	5	6,119
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	5,623
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	10	9,184
3.70%, 02/10/45 (Call 08/10/44)	30	27,845
4.15%, 05/18/43	5	4,972
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	10	8,858
Pfizer Inc., 4.13%, 12/15/46	5	4,837
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	5	4,577
3.25%, 02/01/23 (Call 11/01/22)	25	24,434
3.95%, 09/12/47 (Call 03/12/47)	15	13,176
4.50%, 11/13/25 (Call 08/13/25)	100	102,388
4.70%, 02/01/43 (Call 08/01/42)	5	4,949

		719,069

Security	Par (000)	Value

Pipelines — 2.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	$5	$4,653
5.95%, 06/01/26 (Call 03/01/26)	15	15,350
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(c)	15	15,598
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	5	4,599
5.00%, 05/15/44 (Call 11/15/43)	5	4,121
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	55	51,438
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	25	23,550
4.90%, 05/15/46 (Call 11/15/45)	5	4,780
4.95%, 10/15/54 (Call 04/15/54)	5	4,592
5.10%, 02/15/45 (Call 08/15/44)	10	9,778
6.45%, 09/01/40	5	5,664
Series D, 6.88%, 03/01/33	5	5,961
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	5	4,463
6.38%, 03/01/41	35	36,135
6.95%, 01/15/38	10	11,074
Kinder Morgan Inc./DE
5.55%, 06/01/45 (Call 12/01/44)	10	9,730
7.80%, 08/01/31	5	5,981
Magellan Midstream Partners LP
4.25%, 09/15/46 (Call 03/15/46)	5	4,401
5.15%, 10/15/43 (Call 04/15/43)	5	4,906
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	9,576
4.13%, 03/01/27 (Call 12/01/26)	5	4,692
5.20%, 03/01/47 (Call 09/01/46)	15	13,629
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	15	13,422
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	10	10,105
6.65%, 10/01/36	4	4,352
6.85%, 10/15/37	5	5,419
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	5	4,609
4.90%, 10/01/46 (Call 04/01/46)	10	9,089
Plains All American Pipeline LP/PAA Finance Corp.
4.90%, 02/15/45 (Call 08/15/44)	5	4,239
5.15%, 06/01/42 (Call 12/01/41)	5	4,326
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,095
5.00%, 03/15/27 (Call 09/15/26)	10	10,007
5.63%, 03/01/25 (Call 12/01/24)	10	10,426
5.88%, 06/30/26 (Call 12/31/25)	5	5,264
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(c)	5	4,596
4.50%, 03/15/45 (Call 09/15/44)	10	8,727
5.95%, 09/25/43 (Call 03/25/43)	20	21,291
TransCanada PipeLines Ltd., 7.25%, 08/15/38	25	29,685
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	5	4,870
Western Gas Partners LP, 5.30%, 03/01/48 (Call 09/01/47)	5	4,274
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	5	4,450
5.10%, 09/15/45 (Call 03/15/45)	4	3,638
5.40%, 03/04/44 (Call 09/04/43)	10	9,386
6.30%, 04/15/40	10	10,411

		451,352

Real Estate — 0.8%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	75	75,991

191

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	$80	$82,235

		158,226

Real Estate Investment Trusts — 2.5%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	10	9,203
3.55%, 07/15/27 (Call 04/15/27)(c)	15	13,892
4.00%, 06/01/25 (Call 03/01/25)	15	14,577
4.40%, 02/15/26 (Call 11/15/25)	10	9,923
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	25	22,338
3.65%, 02/01/26 (Call 11/03/25)	36	34,443
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	15	14,359
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	20	20,243
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	9,706
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	25	24,229
4.25%, 11/15/23 (Call 08/15/23)	25	24,881
6.75%, 02/01/41 (Call 08/01/40)	20	24,204
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	4,784
Kimco Realty Corp., 4.45%, 09/01/47 (Call 03/01/47)	5	4,409
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	50	46,323
4.13%, 06/15/22 (Call 03/15/22)	50	50,607
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	74,514
Simon Property Group LP, 4.25%, 11/30/46 (Call 05/30/46)	5	4,647
Ventas Realty LP, 5.70%, 09/30/43 (Call 03/30/43)	5	5,342
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(c)	22	20,403
Weyerhaeuser Co., 7.38%, 03/15/32	26	31,585

		464,612

Retail — 2.2%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	5	4,773
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	50	47,444
5.50%, 03/15/21 (Call 12/15/20)	150	155,430
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	5	4,761
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	5	4,796
5.88%, 12/16/36	40	46,686
5.95%, 04/01/41 (Call 10/01/40)	5	5,959
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	5	4,264
4.05%, 05/03/47 (Call 11/03/46)	25	22,557
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	10	7,943
6.90%, 04/01/29	10	10,794
McDonald’s Corp.
4.60%, 05/26/45 (Call 11/26/44)	5	4,740
4.70%, 12/09/35 (Call 06/09/35)	5	4,988
4.88%, 12/09/45 (Call 06/09/45)	10	9,927
6.30%, 10/15/37	5	5,801
6.30%, 03/01/38	5	5,800
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	20	17,355
6.95%, 03/15/28	10	10,942
Starbucks Corp., 3.75%, 12/01/47 (Call 06/01/47)	5	4,094
Target Corp., 4.00%, 07/01/42	15	13,798
Walgreen Co., 4.40%, 09/15/42	10	8,726

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)	$5	$4,476

		406,054

Semiconductors — 2.2%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	35	32,998
5.10%, 10/01/35 (Call 04/01/35)	5	5,233
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	50	48,236
2.60%, 05/19/26 (Call 02/19/26)	10	9,232
3.10%, 07/29/22	30	29,714
3.15%, 05/11/27 (Call 02/11/27)	100	95,406
3.30%, 10/01/21	100	100,224
3.73%, 12/08/47 (Call 06/08/47)	5	4,437
4.80%, 10/01/41	15	15,712
4.90%, 07/29/45 (Call 01/29/45)	5	5,275
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	55	51,386
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	5	4,344
4.80%, 05/20/45 (Call 11/20/44)	5	4,664

		406,861

Software — 4.1%
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	10	9,174
4.38%, 06/15/25 (Call 03/15/25)	5	4,953
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	5	4,693
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	144,028
2.00%, 08/08/23 (Call 06/08/23)	20	18,790
2.38%, 02/12/22 (Call 01/12/22)	15	14,624
2.40%, 02/06/22 (Call 01/06/22)	80	78,124
2.40%, 08/08/26 (Call 05/08/26)	80	73,250
2.65%, 11/03/22 (Call 09/03/22)	30	29,310
2.70%, 02/12/25 (Call 11/12/24)	5	4,763
2.88%, 02/06/24 (Call 12/06/23)	20	19,421
3.13%, 11/03/25 (Call 08/03/25)	5	4,854
3.30%, 02/06/27 (Call 11/06/26)	100	97,378
3.50%, 02/12/35 (Call 08/12/34)	5	4,671
3.63%, 12/15/23 (Call 09/15/23)	10	10,090
3.75%, 02/12/45 (Call 08/12/44)	5	4,654
4.00%, 02/12/55 (Call 08/12/54)	5	4,713
4.10%, 02/06/37 (Call 08/06/36)	30	30,067
4.20%, 11/03/35 (Call 05/03/35)	5	5,080
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	50,494
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	45	41,163
3.85%, 07/15/36 (Call 01/15/36)	5	4,632
3.90%, 05/15/35 (Call 11/15/34)	5	4,682
4.13%, 05/15/45 (Call 11/15/44)	5	4,630
5.38%, 07/15/40	40	44,169
6.13%, 07/08/39	15	17,988
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	25	24,606
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	17,929

		772,930

Telecommunications — 5.0%
America Movil SAB de CV, 6.38%, 03/01/35	20	22,745
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	25	20,381
4.50%, 03/09/48 (Call 09/09/47)	25	20,921
4.55%, 03/09/49 (Call 09/09/48)	5	4,165

192

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$50	$43,089
4.80%, 06/15/44 (Call 12/15/43)	15	13,137
5.15%, 03/15/42	5	4,577
5.15%, 11/15/46 (Call 05/15/46)	5	4,529
5.25%, 03/01/37 (Call 09/01/36)	45	42,704
5.45%, 03/01/47 (Call 09/01/46)	5	4,724
5.55%, 08/15/41	5	4,773
5.70%, 03/01/57 (Call 09/01/56)	5	4,790
British Telecommunications PLC, 9.63%, 12/15/30	20	27,284
Cisco Systems Inc.
2.95%, 02/28/26	50	47,337
5.50%, 01/15/40	5	5,769
5.90%, 02/15/39	5	5,980
Juniper Networks Inc., 5.95%, 03/15/41	5	4,961
Motorola Solutions Inc., 5.50%, 09/01/44	15	13,698
Orange SA
4.13%, 09/14/21(c)	250	253,600
5.38%, 01/13/42	25	26,145
9.00%, 03/01/31	5	6,860
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	9,247
5.00%, 03/15/44 (Call 09/15/43)	5	5,033
Telefonica Emisiones SAU, 7.05%, 06/20/36	30	34,351
Telefonica Europe BV, 8.25%, 09/15/30	10	12,669
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	5	4,518
Verizon Communications Inc.
4.27%, 01/15/36	50	46,093
4.52%, 09/15/48	15	13,674
4.67%, 03/15/55	20	17,893
4.86%, 08/21/46	5	4,772
5.01%, 04/15/49	20	19,454
5.01%, 08/21/54	55	51,939
5.25%, 03/16/37	5	5,138
5.50%, 03/16/47	5	5,206
Vodafone Group PLC
2.95%, 02/19/23	60	57,209
4.38%, 05/30/28	50	47,885
4.38%, 02/19/43	25	20,600
6.25%, 11/30/32	5	5,365

		943,215

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	13,381
6.35%, 03/15/40	5	5,301

		18,682

Transportation — 2.2%
Canadian National Railway Co., 6.20%, 06/01/36	10	12,143
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	10	8,596
4.25%, 11/01/66 (Call 05/01/66)	5	4,236
4.30%, 03/01/48 (Call 09/01/47)	10	9,258
6.15%, 05/01/37	5	5,799
6.22%, 04/30/40	10	11,657

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp.
4.10%, 02/01/45	$5	$4,276
4.55%, 04/01/46 (Call 10/01/45)	10	9,096
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	10	9,633
Norfolk Southern Corp.
3.95%, 10/01/42 (Call 04/01/42)	5	4,479
4.05%, 08/15/52 (Call 02/15/52)	5	4,417
4.80%, 08/15/43 (Call 02/15/43)	10	9,922
4.84%, 10/01/41	10	10,114
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	200	197,974
2.80%, 03/01/22 (Call 02/01/22)	50	48,607
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	25	20,717
4.05%, 03/01/46 (Call 09/01/45)	5	4,476
4.50%, 09/10/48 (Call 03/10/48)	10	9,592
United Parcel Service Inc., 3.63%, 10/01/42	30	26,159

		411,151

Total Corporate Bonds & Notes — 99.1% (Cost: $19,528,700)		18,680,448

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(g)(h)(i)	582	582,004
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(g)(h)	316	315,724

		897,728

Total Short-Term Investments — 4.8% (Cost: $897,695)		897,728

Total Investments in Securities — 103.9% (Cost: $20,426,395)		19,578,176

Other Assets, Less Liabilities — (3.9)%		(731,136)

Net Assets — 100.0%		$ 18,847,040

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	All or a portion of this security is on loan.
(d)	Perpetual security with no stated maturity date.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

193

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	643	(61)	582	$582,004	$1,643	(a)	$(75)	$36
BlackRock Cash Funds: Treasury, SL Agency Shares	1,287	(971)	316	315,724	3,005		—	—

				$897,728	$4,648		$(75)	$36

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,680,448	$—	$18,680,448
Money Market Funds	897,728	—	—	897,728

	$897,728	$18,680,448	$—	$19,578,176

194

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51	$100	$101,472
JP Morgan Chase Commercial Mortgage Securities Trust, 2.87%, 08/15/49	100	93,380
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	125	125,632
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	99,220
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	99	97,131

		516,835

Total Collaterized Mortgage Obligations — 0.9% (Cost: $515,965)		516,835

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010
3.75%, 09/19/24	50	46,365
4.75%, 11/21/21	100	101,732

		148,097

Aerospace & Defense — 0.6%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	25	25,678
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	100	96,769
3.20%, 03/15/24 (Call 01/15/24)	35	33,495
3.50%, 03/15/27 (Call 12/15/26)	50	47,121
3.70%, 12/15/23 (Call 09/15/23)	100	98,836
United Technologies Corp.
4.50%, 06/01/42	50	46,812
6.05%, 06/01/36	5	5,622

		354,333

Agriculture — 0.8%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	75	71,574
3.50%, 11/24/20	350	348,050
3.75%, 09/25/27 (Call 06/25/27)	20	17,898

		437,522

Auto Manufacturers — 0.1%
Ford Motor Co., 4.75%, 01/15/43	35	26,380

Banks — 4.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	25	24,658
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	500	493,995
Bank of America Corp.
3.42%, 12/20/28 (Call 12/20/27)(a)(b)	5	4,605
3.59%, 07/21/28 (Call 07/21/27)(a)(b)	15	14,066
3.95%, 01/23/49 (Call 01/23/48)(a)(b)	50	43,159
4.44%, 01/20/48 (Call 01/20/47)(a)(b)	35	32,965
5.00%, 01/21/44	5	5,085
5.88%, 02/07/42	5	5,711
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(b)	25	22,814
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	50	46,135
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	20	19,109
3.85%, 04/28/28	15	14,841
Bank of Nova Scotia (The), 4.50%, 12/16/25	35	34,599

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	$50	$49,545
Citigroup Inc.
4.45%, 09/29/27	50	48,224
4.65%, 07/23/48 (Call 06/23/48)	50	47,615
8.13%, 07/15/39	5	6,876
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	350	334,232
3.50%, 06/11/21 (Call 05/11/21)	25	24,655
Cooperatieve Rabobank UA, 5.25%, 05/24/41	25	26,924
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(a)(b)	20	18,595
3.85%, 01/26/27 (Call 01/26/26)	20	18,874
4.02%, 10/31/38 (Call 10/31/37)(a)(b)	5	4,367
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	50	47,852
4.75%, 10/21/45 (Call 04/21/45)	35	33,150
6.75%, 10/01/37	35	39,976
HSBC Holdings PLC, 6.10%, 01/14/42	50	57,529
JPMorgan Chase & Co.
4.03%, 07/24/48 (Call 07/24/47)(a)(b)	25	21,876
4.26%, 02/22/48 (Call 02/22/47)(a)(b)	50	45,641
KfW
2.13%, 03/07/22	100	97,246
2.38%, 12/29/22	300	292,374
2.88%, 04/03/28	50	48,980
Morgan Stanley
3.59%, 07/22/28 (Call 07/22/27)(a)(b)	50	46,571
3.77%, 01/24/29 (Call 01/24/28)(a)(b)	5	4,711
4.38%, 01/22/47	50	45,804
Northern Trust Corp., 3.95%, 10/30/25	100	100,555
Oesterreichische Kontrollbank AG, 2.38%, 10/01/21	200	196,564
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	20	18,601
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	31,603
3.01%, 10/19/26	25	23,155
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(b)	25	23,283
Westpac Banking Corp., 2.85%, 05/13/26	100	92,154

		2,609,274

Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(c)	50	47,166
4.70%, 02/01/36 (Call 08/01/35)(c)	50	47,018
4.90%, 02/01/46 (Call 08/01/45)(c)	50	46,506
Anheuser-Busch InBev Finance Inc., 4.00%, 01/17/43	5	4,113
Anheuser-Busch InBev Worldwide Inc., 4.95%, 01/15/42	5	4,738
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	240,067
3.50%, 09/18/23 (Call 08/18/23)	350	348,565
4.83%, 07/15/20	250	255,937
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	20	17,816
5.00%, 05/01/42	25	23,464
PepsiCo Inc.
2.85%, 02/24/26 (Call 11/24/25)	50	47,153
3.00%, 10/15/27 (Call 07/15/27)	50	46,914
3.45%, 10/06/46 (Call 04/06/46)	25	21,709
4.00%, 03/05/42	5	4,772

		1,155,938

195

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.2%
Amgen Inc., 4.66%, 06/15/51 (Call 12/15/50)	$35	$32,220
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	20	18,309
Gilead Sciences Inc., 4.75%, 03/01/46 (Call 09/01/45)	45	43,347

		93,876

Building Materials — 0.8%
CRH America Inc., 5.75%, 01/15/21	250	257,410
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	125	125,160
3.90%, 02/14/26 (Call 11/14/25)	35	33,955
5.13%, 09/14/45 (Call 03/14/45)	15	14,743
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	25	18,833

		450,101

Chemicals — 0.2%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	25	21,469
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	25	24,340
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	25	22,526
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	5	4,749
5.63%, 11/15/43 (Call 05/15/43)	25	24,729
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	8,840

		106,653

Commercial Services — 1.3%
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	250	239,245
3.25%, 01/14/23 (Call 11/14/22)	150	147,807
4.35%, 12/08/21	350	357,525

		744,577

Computers — 0.5%
Apple Inc., 4.65%, 02/23/46 (Call 08/23/45)	45	45,835
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(c)	45	45,563
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	50	50,366
HP Inc., 6.00%, 09/15/41	15	14,533
International Business Machines Corp.
3.45%, 02/19/26	100	95,465
4.00%, 06/20/42	5	4,449
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	15	12,491

		268,702

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.00%, 08/15/45	5	4,771
Procter & Gamble Co. (The)
2.45%, 11/03/26	20	18,390
5.55%, 03/05/37	45	53,337

		76,498

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	5	4,899

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	30	28,294
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	71,322
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	15	13,776
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	25	24,935
Visa Inc., 3.65%, 09/15/47 (Call 03/15/47)	25	22,644

		160,971

Security	Par (000)	Value

Electric — 2.1%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	$180	$170,195
Berkshire Hathaway Energy Co., 3.80%, 07/15/48 (Call 01/15/48)	25	21,436
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	50	47,213
Commonwealth Edison Co., 3.65%, 06/15/46 (Call 12/15/45)	10	8,739
Consolidated Edison Co. of New York Inc., 4.50%, 05/15/58 (Call 11/15/57)	35	32,557
Dominion Energy Inc., Series C, 4.90%, 08/01/41 (Call 02/01/41)	25	24,662
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	50	42,006
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	50	46,653
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	20	18,756
4.95%, 06/15/35 (Call 12/15/34)	25	25,218
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	25,761
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	97,179
5.95%, 02/01/38	35	41,633
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	20	18,870
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	15	14,294
Pacific Gas & Electric Co., 6.25%, 03/01/39	35	33,243
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	21,992
3.70%, 06/15/28 (Call 12/15/27)	50	49,642
Sempra Energy, 3.80%, 02/01/38 (Call 08/01/37)	50	42,574
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	35	30,653
4.65%, 10/01/43 (Call 04/01/43)	5	4,789
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	50	45,047
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	35	30,071
UIL Holdings Corp., 4.63%, 10/01/20	250	254,505

		1,147,688

Electronics — 0.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	40	36,963
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	25	25,059
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	35,267
4.90%, 06/15/28 (Call 03/15/28)	15	14,698
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	50	45,864

		157,851

Food — 0.7%
Campbell Soup Co., 3.95%, 03/15/25 (Call 01/15/25)	80	75,861
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	75	73,098
Kellogg Co.
2.65%, 12/01/23	110	102,992
3.25%, 04/01/26	19	17,609
3.40%, 11/15/27 (Call 08/15/27)	15	13,731
4.30%, 05/15/28 (Call 02/15/28)	50	48,852
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	40	32,651
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	15	14,101

		378,895

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	23	23,004
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	20,918
6.00%, 11/15/41 (Call 05/15/41)	5	5,186

		49,108

196

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.0%
NiSource Inc., 4.80%, 02/15/44 (Call 08/15/43)	$25	$24,244

Health Care - Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	25	25,896
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	35	32,604
4.69%, 12/15/44 (Call 06/15/44)	10	9,174
Medtronic Inc., 4.63%, 03/15/45	5	5,092

		72,766

Health Care - Services — 0.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	12,503
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	5	4,477
4.65%, 01/15/43	25	23,624
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	35	28,377
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	20	20,025
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	33,080
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	5	4,812
4.75%, 07/15/45	40	41,296

		168,194

Household Products & Wares — 0.1%
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	35	32,610

Housewares — 0.0%
Newell Brands Inc., 5.38%, 04/01/36 (Call 10/01/35)	25	23,300

Insurance — 0.6%
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	25	21,742
8.18%, 05/15/58 (Call 05/15/38)(a)(b)	5	5,994
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(c)	100	98,021
AXA SA, 8.60%, 12/15/30	20	25,277
Berkshire Hathaway Inc., 4.50%, 02/11/43	35	34,981
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,272
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	20	17,718
MetLife Inc., 4.05%, 03/01/45	20	17,963
Prudential Financial Inc., 4.60%, 05/15/44	35	33,928
Sompo International Holdings Ltd., 7.00%, 07/15/34	25	28,359
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	5	4,596
4.60%, 08/01/43	35	35,415

		335,266

Lodging — 0.3%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)(c)	200	191,088

Machinery — 0.2%
Caterpillar Inc., 5.20%, 05/27/41	25	27,182
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	5	4,587
4.50%, 08/15/23	85	85,230

		116,999

Manufacturing — 1.7%
3M Co.
2.00%, 06/26/22	250	239,298
2.25%, 03/15/23 (Call 02/15/23)	450	429,574
3.00%, 08/07/25	175	168,481

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
5.88%, 01/14/38	$35	$32,562
6.88%, 01/10/39	5	5,113
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	45	43,195

		918,223

Media — 0.6%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	10	9,230
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (Call 04/23/45)	25	25,051
Comcast Corp.
4.60%, 08/15/45 (Call 02/15/45)	30	28,794
6.45%, 03/15/37	30	35,161
Discovery Communications LLC
5.00%, 09/20/37 (Call 03/20/37)	5	4,624
5.20%, 09/20/47 (Call 03/20/47)	25	23,040
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	125	121,370
Time Warner Cable LLC, 7.30%, 07/01/38	35	37,716
Viacom Inc., 4.38%, 03/15/43	25	20,397
Warner Media LLC, 4.65%, 06/01/44 (Call 12/01/43)	35	29,996

		335,379

Mining — 0.0%
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	25	23,101

Oil & Gas — 0.7%
Anadarko Petroleum Corp., 6.20%, 03/15/40	15	15,617
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	21,464
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	25	21,343
6.75%, 11/15/39	5	4,832
ConocoPhillips, 6.50%, 02/01/39	25	30,531
ConocoPhillips Canada Funding Co. I, 7.40%, 12/01/31	5	6,397
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	55	57,989
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	21,797
Ecopetrol SA
5.88%, 05/28/45	15	13,736
7.38%, 09/18/43	20	21,698
Encana Corp., 6.63%, 08/15/37	25	26,944
Equinor ASA
4.80%, 11/08/43	5	5,203
5.10%, 08/17/40	35	37,574
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	68,548
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	22,353
Suncor Energy Inc., 6.50%, 06/15/38	5	5,694

		381,720

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	75	67,338
Halliburton Co., 7.45%, 09/15/39	25	31,090

		98,428

Pharmaceuticals — 0.8%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	25	22,898
4.70%, 05/14/45 (Call 11/14/44)	25	22,451
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	75	68,811
6.45%, 09/15/37	5	5,879

197

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	$10	$9,404
3.41%, 06/15/27 (Call 03/15/27)	75	67,475
3.75%, 09/15/25 (Call 06/15/25)	25	23,837
4.37%, 06/15/47 (Call 12/15/46)	10	8,288
4.50%, 11/15/44 (Call 05/15/44)	15	12,530
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	30	29,156
4.78%, 03/25/38 (Call 09/25/37)	25	23,870
5.05%, 03/25/48 (Call 09/25/47)	35	34,060
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	5	4,635
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	15	13,730
4.50%, 11/13/25 (Call 08/13/25)	100	102,388

		449,412

Pipelines — 0.5%
Enterprise Products Operating LLC
4.90%, 05/15/46 (Call 11/15/45)	10	9,560
5.10%, 02/15/45 (Call 08/15/44)	5	4,889
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	5	5,162
6.50%, 09/01/39	5	5,263
6.95%, 01/15/38	25	27,686
Kinder Morgan Inc./DE, 5.55%, 06/01/45 (Call 12/01/44)	25	24,325
MPLX LP, 4.70%, 04/15/48 (Call 10/15/47)	25	21,150
ONEOK Inc., 6.00%, 06/15/35	25	25,295
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	25	25,264
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	25	22,724
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	21,818
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	25	23,794
7.25%, 08/15/38	5	5,937
Williams Companies Inc. (The), 6.30%, 04/15/40	25	26,027

		248,894

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	40	41,298

Real Estate Investment Trusts — 0.4%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	50	48,589
4.40%, 02/15/26 (Call 11/15/25)	20	19,846
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	25	22,338
3.65%, 02/01/26 (Call 11/03/25)	20	19,135
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	15	14,050
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)	25	24,232
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	74,514

		222,704

Retail — 0.8%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	350	362,670
Home Depot Inc. (The), 3.50%, 09/15/56 (Call 03/15/56)	50	40,724
McDonald’s Corp., 6.30%, 03/01/38	25	28,998
Target Corp., 3.63%, 04/15/46	25	21,316

		453,708

Semiconductors — 0.3%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	20	18,856
4.35%, 04/01/47 (Call 10/01/46)	15	14,019

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	$75	$69,242
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	70	65,401

		167,518

Software — 2.1%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	50	49,526
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	100	93,949
2.13%, 11/15/22	100	95,752
2.38%, 05/01/23 (Call 02/01/23)	100	95,979
2.40%, 08/08/26 (Call 05/08/26)	50	45,781
2.65%, 11/03/22 (Call 09/03/22)	100	97,699
2.70%, 02/12/25 (Call 11/12/24)	130	123,842
2.88%, 02/06/24 (Call 12/06/23)	160	155,371
3.13%, 11/03/25 (Call 08/03/25)	100	97,083
3.30%, 02/06/27 (Call 11/06/26)	70	68,165
3.63%, 12/15/23 (Call 09/15/23)	100	100,900
3.95%, 08/08/56 (Call 02/08/56)	25	23,277
Oracle Corp.
3.80%, 11/15/37 (Call 05/15/37)	25	22,887
4.00%, 07/15/46 (Call 01/15/46)	40	36,389
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	40	39,369
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	20	17,929

		1,163,898

Telecommunications — 1.6%
AT&T Inc.
4.50%, 03/09/48 (Call 09/09/47)	50	41,842
4.75%, 05/15/46 (Call 11/15/45)	50	43,089
5.25%, 03/01/37 (Call 09/01/36)	50	47,448
5.55%, 08/15/41	5	4,774
6.38%, 03/01/41	5	5,207
Cisco Systems Inc., 5.50%, 01/15/40	25	28,846
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	25	24,138
Orange SA
4.13%, 09/14/21	400	405,760
9.00%, 03/01/31	25	34,299
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	25	25,164
Telefonica Emisiones SAU, 7.05%, 06/20/36	25	28,626
Verizon Communications Inc.
4.52%, 09/15/48	25	22,790
5.01%, 08/21/54	50	47,217
5.25%, 03/16/37	50	51,383
Vodafone Group PLC
4.13%, 05/30/25	25	24,381
4.38%, 05/30/28	25	23,943
5.25%, 05/30/48	25	23,008

		881,915

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	22,873

Transportation — 0.3%
CSX Corp., 4.65%, 03/01/68 (Call 09/01/67)	35	31,764
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	25	24,083
Norfolk Southern Corp., 4.05%, 08/15/52 (Call 02/15/52)	35	30,918
Union Pacific Corp., 4.50%, 09/10/48 (Call 03/10/48)	40	38,368
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	25	22,002

		147,135

Total Corporate Bonds & Notes — 26.9% (Cost: $15,078,239)		14,892,036

198

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(d)

Canada — 0.6%
Hydro-Quebec, Series HH, 8.50%, 12/01/29	$250	$348,980

Colombia — 0.1%
Colombia Government International Bond, 10.38%, 01/28/33	50	74,470

Mexico — 0.3%
Mexico Government International Bond
4.75%, 03/08/44	50	44,057
5.75%, 10/12/10	10	9,167
6.05%, 01/11/40	100	103,448
8.30%, 08/15/31	5	6,450

		163,122

Panama — 0.1%
Panama Government International Bond, 6.70%, 01/26/36	25	30,117

Peru — 0.0%
Peruvian Government International Bond, 5.63%, 11/18/50	25	28,323

Supranational — 2.0%
Inter-American Development Bank
2.38%, 07/07/27	65	61,173
3.20%, 08/07/42	5	4,724
International Bank for Reconstruction & Development
1.75%, 04/19/23	250	237,730
2.00%, 10/30/20 (Call 01/30/19)	350	342,538
2.13%, 02/13/23	45	43,518
2.50%, 11/25/24	30	29,120
2.50%, 07/29/25	260	251,308
2.50%, 11/22/27	115	109,170

		1,079,281

Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 06/18/50	40	37,770

Total Foreign Government Obligations — 3.2% (Cost: $1,765,164)		1,762,063

Municipal Debt Obligations

California — 0.1%
State of California GO BAB, 7.55%, 04/01/39	35	49,433

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	45	42,729

Total Municipal Debt Obligations — 0.2% (Cost: $93,030)		92,162

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	281	271,321
2.50%, 12/01/33(e)	100	96,332
2.50%, 12/01/48(e)	20	18,431
3.00%, 12/01/33(e)	550	541,298
3.00%, 09/01/46	934	897,090
3.50%, 05/01/33	63	63,604
3.50%, 12/01/33(e)	200	200,454
3.50%, 10/01/42	31	30,360
3.50%, 02/01/48	25	24,539
3.50%, 12/01/48(e)	269	263,745

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/48(e)	$200	$201,121
4.50%, 12/01/48(e)	385	395,776
Federal National Mortgage Association
2.50%, 06/01/32	415	400,851
2.50%, 12/01/48(e)	40	36,878
3.00%, 08/01/32	367	361,916
3.00%, 11/01/46	1,236	1,179,535
3.50%, 11/01/33	139	139,057
3.50%, 09/01/46	1,122	1,103,539
3.50%, 02/01/48	1,733	1,701,553
4.00%, 07/01/33	62	63,803
4.00%, 12/01/33(e)	125	127,300
4.00%, 01/01/46	786	795,443
4.00%, 08/01/47	1,277	1,292,700
4.50%, 10/01/48	479	496,748
5.00%, 06/01/48	467	496,055
5.50%, 12/01/48(e)	50	53,203
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(b)	225	222,793
Series K048, Class A2, 3.28%, 06/25/25(b)	225	223,336
Series K062, Class A2, 3.41%, 12/25/26	100	98,911
Government National Mortgage Association
2.50%, 12/01/48(e)	30	28,004
3.00%, 08/20/46	1,007	971,252
3.00%, 12/01/48(e)	150	144,378
3.50%, 10/20/46	203	200,907
3.50%, 11/20/46	37	36,652
3.50%, 01/20/47	36	35,661
3.50%, 08/20/47	284	281,331
3.50%, 12/01/48(e)	1,103	1,090,268
4.00%, 04/20/48	25	25,315
4.00%, 12/01/48(e)	830	840,067
4.50%, 12/01/48(e)	375	386,793
5.00%, 12/01/48(e)	185	192,978

		16,031,298

U.S. Government Obligations — 38.6%
U.S. Treasury Note/Bond
1.13%, 09/30/21	2,500	2,386,054
1.38%, 01/15/20	750	738,608
1.38%, 05/31/20	2,500	2,447,984
1.38%, 08/31/20	1,700	1,658,433
1.38%, 09/30/23	1,800	1,679,541
1.50%, 05/15/20	200	196,328
1.63%, 02/15/26	1,500	1,372,655
1.75%, 05/15/23	1,000	953,663
1.88%, 05/31/22	300	290,330
1.88%, 09/30/22	500	482,384
2.00%, 02/15/25	400	379,260
2.13%, 12/31/22	500	485,973
2.25%, 01/31/24	500	485,036
2.25%, 02/15/27	400	378,946
2.50%, 02/15/45	1,100	942,780
2.50%, 05/15/46	900	767,360
2.63%, 05/15/21	1,800	1,791,552
2.75%, 09/15/21	500	498,963
2.75%, 02/15/28	1,125	1,101,865
2.88%, 05/15/43	450	417,274
3.38%, 05/15/44	500	505,720

199

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.63%, 02/15/20	$200	$201,934
4.38%, 02/15/38	1,000	1,173,550

		21,336,193

Total U.S. Government & Agency Obligations — 67.6% (Cost: $37,118,956)		37,367,491

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(f)(g)	5,240	5,240,470
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(f)(g)	100	100,000

		5,340,470

Total Short-Term Investments — 9.7% (Cost: $5,340,985)		5,340,470

Total Investments in Securities — 108.5% (Cost: $59,912,339)		59,971,057

Other Assets, Less Liabilities — (8.5)%		(4,674,352)

Net Assets — 100.0%		$55,296,705

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Investments are denominated in U.S. dollars.
(e)	TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/18/18 (000)	(a)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		5,240	5,240	$5,240,470	$29,259	$(1,081)	$(515)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		100	100	100,000	244	—	—

					$5,340,470	$29,503	$(1,081)	$(515)

(a)	The Fund commenced operations on October 18, 2018.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$516,835	$—	$516,835
Corporate Bonds & Notes	—	14,892,036	—	14,892,036
Foreign Government Obligations	—	1,762,063	—	1,762,063
Municipal Debt Obligations	—	92,162	—	92,162
U.S. Government & Agency Obligations	—	37,367,491	—	37,367,491
Money Market Funds	5,340,470	—	—	5,340,470

	$5,340,470	$54,630,587	$—	$59,971,057

200

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG U.S. Aggregate Bond ETF

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation

201

Schedule of Investments (unaudited) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$25	$24,725
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	23,402
3.63%, 05/01/22	15	14,729
WPP Finance 2010, 3.75%, 09/19/24	25	23,183

		86,039

Aerospace & Defense — 0.5%
Boeing Co. (The), 3.38%, 06/15/46 (Call 12/15/45)	25	21,239
Embraer Netherlands Finance BV, 5.05%, 06/15/25	25	25,284
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	50	45,414
3.50%, 05/15/25 (Call 03/15/25)	25	24,756
Harris Corp., 4.85%, 04/27/35 (Call 10/27/34)	15	15,046
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	18	17,754
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	15	14,245
3.60%, 03/01/35 (Call 09/01/34)	15	13,611
4.07%, 12/15/42	10	9,284
4.50%, 05/15/36 (Call 11/15/35)	15	15,066
Series B, 6.15%, 09/01/36	25	29,607
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	25	23,240
3.50%, 03/15/21	15	15,007
4.75%, 06/01/43	25	25,014
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	32,524
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	14,964
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	15	14,355
4.80%, 12/15/43 (Call 06/15/43)	15	14,832
United Technologies Corp.
3.10%, 06/01/22	25	24,375
3.13%, 05/04/27 (Call 01/04/27)	30	27,606
3.75%, 11/01/46 (Call 05/01/46)	25	20,826
4.13%, 11/16/28 (Call 08/16/28)	25	24,511
4.50%, 06/01/42	50	46,812
4.63%, 11/16/48 (Call 05/16/48)	25	23,934

		539,306

Agriculture — 0.4%
Altria Group Inc.
2.95%, 05/02/23	25	24,043
5.38%, 01/31/44	35	34,488
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	25,026
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	50	44,660
4.39%, 08/15/37 (Call 02/15/37)	25	21,065
4.54%, 08/15/47 (Call 02/15/47)	25	20,367
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	45	44,749
Philip Morris International Inc.
2.50%, 08/22/22	25	23,840
2.63%, 03/06/23	50	47,566
4.88%, 11/15/43	25	24,386
6.38%, 05/16/38	25	28,865
Reynolds American Inc.
3.25%, 06/12/20	50	49,477
4.00%, 06/12/22	50	49,377
5.70%, 08/15/35 (Call 02/15/35)	25	24,730

		462,639

Security	Par (000)	Value

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 10/01/26	$20	$18,796
Series 2015-1, Class A, 3.38%, 05/01/27	25	23,781
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	11	11,179
Delta Air Lines Inc.
2.60%, 12/04/20	25	24,438
3.80%, 04/19/23 (Call 03/19/23)	25	24,329
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	23,332

		125,855

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	22,634
3.88%, 11/01/45 (Call 05/01/45)	15	13,876
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	25	24,691

		61,201

Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.00%, 02/14/20	15	14,793
2.30%, 09/09/26	15	13,412
2.65%, 02/12/21	25	24,646
3.45%, 07/14/23	15	14,913
Daimler Finance North America LLC, 8.50%, 01/18/31	25	33,378
Ford Motor Co.
4.75%, 01/15/43	20	15,074
6.63%, 10/01/28	50	50,482
Ford Motor Credit Co. LLC, 3.34%, 03/18/21	200	192,660
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	25	22,669
4.88%, 10/02/23	40	40,082
5.00%, 04/01/35	25	21,252
5.40%, 04/01/48 (Call 10/01/47)(a)	25	21,379
6.25%, 10/02/43	25	23,104
General Motors Financial Co. Inc.
2.45%, 11/06/20	62	60,212
3.15%, 01/15/20 (Call 12/15/19)	50	49,646
3.20%, 07/13/20 (Call 06/13/20)	20	19,745
4.15%, 06/19/23 (Call 05/19/23)	25	24,295
PACCAR Financial Corp., 2.80%, 03/01/21	25	24,728
Toyota Motor Credit Corp.
2.15%, 03/12/20	25	24,694
2.25%, 10/18/23	25	23,400
2.90%, 04/17/24	25	24,036
2.95%, 04/13/21	25	24,741
3.40%, 09/15/21	25	25,059
3.40%, 04/14/25	25	24,558

		812,958

Auto Parts & Equiptment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	34,569
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	15	13,476

		48,045

Banks — 8.5%
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,374
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	25	24,482
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	75	73,648
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	25	23,971
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	50	48,271
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	60	57,578

202

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 01/11/23	$100	$97,491
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	50	46,051
3.55%, 03/05/24 (Call 03/05/23)(b)(c)	200	196,060
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	50	47,863
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	25	24,749
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	50	43,159
4.13%, 01/22/24	65	65,317
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	50	46,779
4.27%, 07/23/29 (Call 07/23/28)(b)(c)	25	24,524
4.45%, 03/03/26	50	49,290
5.00%, 01/21/44	30	30,507
Bank of Montreal, 1.90%, 08/27/21	85	81,553
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	25	24,131
2.45%, 11/27/20 (Call 10/27/20)	25	24,539
3.40%, 01/29/28 (Call 10/29/27)	50	47,872
3.50%, 04/28/23	25	24,817
3.55%, 09/23/21 (Call 08/23/21)	20	19,994
3.65%, 02/04/24 (Call 01/05/24)	25	24,818
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	23,795
Bank of Nova Scotia (The)
4.38%, 01/13/21	25	25,528
4.50%, 12/16/25	50	49,427
Barclays PLC, 3.65%, 03/16/25	200	183,688
BNP Paribas SA, 5.00%, 01/15/21	50	51,522
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	75	73,725
Capital One Financial Corp.
3.50%, 06/15/23	50	48,664
3.75%, 04/24/24 (Call 03/24/24)	20	19,360
3.75%, 03/09/27 (Call 02/09/27)	75	69,126
Citigroup Inc.
2.70%, 03/30/21	145	141,777
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	50	48,775
3.52%, 10/27/28 (Call 10/27/27)(b)(c)	35	32,213
3.70%, 01/12/26	50	47,662
3.75%, 06/16/24	50	49,190
3.88%, 03/26/25	50	48,060
3.88%, 01/24/39 (Call 01/22/38)(b)(c)	75	65,776
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	50	49,741
4.08%, 04/23/29 (Call 04/23/28)(b)(c)	50	47,995
4.13%, 07/25/28	25	23,490
5.30%, 05/06/44	50	50,003
5.50%, 09/13/25	25	26,022
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	48,165
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	53,847
Credit Suisse AG/New York NY, 5.40%, 01/14/20	25	25,416
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	148,192
Deutsche Bank AG
2.95%, 08/20/20	50	48,734
4.10%, 01/13/26(a)	25	22,951
Deutsche Bank AG/London, 3.70%, 05/30/24	50	45,763
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	55	54,480
3.95%, 03/14/28 (Call 02/14/28)	50	48,852
4.30%, 01/16/24 (Call 12/16/23)	15	15,075
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	75	71,697
2.60%, 04/23/20 (Call 03/23/20)	45	44,411
2.75%, 09/15/20 (Call 08/15/20)	50	49,081
3.20%, 02/23/23 (Call 01/23/23)	25	24,160

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	$50	$46,734
3.50%, 11/16/26 (Call 11/16/25)	50	46,179
3.75%, 05/22/25 (Call 02/22/25)	33	31,521
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	25	23,234
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	35	30,571
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	75	71,777
4.75%, 10/21/45 (Call 04/21/45)	25	23,678
5.75%, 01/24/22	100	104,937
5.95%, 01/15/27	27	28,955
6.75%, 10/01/37	75	85,663
Series D, 6.00%, 06/15/20	50	51,777
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	200	196,942
6.80%, 06/01/38	100	116,234
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	100	98,169
2.95%, 10/01/26 (Call 07/01/26)	50	45,447
2.97%, 01/15/23 (Call 01/15/22)	75	72,554
3.13%, 01/23/25 (Call 10/23/24)	25	23,561
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	50	46,697
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	75	73,578
3.80%, 07/23/24 (Call 07/23/23)(b)(c)	75	74,188
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	25	22,258
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	25	21,411
4.20%, 07/23/29 (Call 07/23/28)(b)(c)	55	53,866
4.25%, 10/01/27	50	48,641
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	25	22,821
4.95%, 03/25/20	100	102,046
4.95%, 06/01/45	25	24,830
5.60%, 07/15/41	25	27,635
6.40%, 05/15/38	35	42,022
KeyCorp.
4.10%, 04/30/28	50	49,212
5.10%, 03/24/21	50	51,672
KfW
0.00%, 04/18/36(d)	25	13,681
1.63%, 05/29/20	50	49,063
1.63%, 03/15/21	230	223,362
2.00%, 05/02/25	50	46,924
2.13%, 06/15/22	145	140,692
2.13%, 01/17/23	25	24,144
2.38%, 08/25/21	100	98,471
2.50%, 11/20/24	25	24,212
2.63%, 01/25/22	50	49,420
2.88%, 04/03/28(a)	25	24,490
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	25	23,508
2.38%, 06/10/25	50	47,944
Series 37, 2.50%, 11/15/27(a)	25	23,683
Lloyds Bank PLC, 3.30%, 05/07/21	200	197,456
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	25	24,683
3.68%, 02/22/27	50	48,498
3.78%, 03/02/25	25	24,724
3.96%, 03/02/28	50	49,404
Morgan Stanley
2.75%, 05/19/22	25	24,073
3.13%, 01/23/23	50	48,378
3.13%, 07/27/26	50	45,647
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	50	49,176

203

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	$50	$47,110
3.95%, 04/23/27	50	46,820
4.10%, 05/22/23	30	29,857
4.30%, 01/27/45	50	45,348
4.35%, 09/08/26	50	48,484
4.38%, 01/22/47	25	22,902
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	25	23,700
5.50%, 07/28/21	50	52,116
MUFG Americas Holdings Corp., 3.50%, 06/18/22	25	24,875
Northern Trust Corp.
2.38%, 08/02/22	25	24,069
3.38%, 08/23/21	25	24,998
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	35	34,382
PNC Bank N.A., 2.63%, 02/17/22 (Call 01/17/22)	250	242,215
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	50	49,469
Royal Bank of Canada
2.15%, 10/26/20	55	53,805
2.35%, 10/30/20	30	29,461
4.65%, 01/27/26	25	25,308
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,642
4.50%, 07/17/25 (Call 04/17/25)	25	24,359
Santander UK PLC
2.38%, 03/16/20	100	98,507
4.00%, 03/13/24	25	24,783
State Street Corp., 4.38%, 03/07/21	25	25,576
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	45,148
2.78%, 10/18/22	50	48,189
2.93%, 03/09/21	50	49,328
3.10%, 01/17/23	25	24,327
3.35%, 10/18/27(a)	25	23,601
3.54%, 01/17/28	25	23,946
SunTrust Bank/Atlanta GA
2.59%, 01/29/21 (Call 02/02/20)(b)(c)	25	24,722
3.00%, 02/02/23 (Call 01/02/23)	75	72,685
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	114,592
Toronto-Dominion Bank (The)
2.50%, 12/14/20	25	24,616
2.55%, 01/25/21	50	49,218
3.00%, 06/11/20	50	49,823
3.25%, 06/11/21	25	24,913
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	25	24,607
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	111,866
Wells Fargo & Co.
2.55%, 12/07/20	50	48,885
2.60%, 07/22/20	65	64,086
3.50%, 03/08/22	25	24,674
3.55%, 09/29/25	25	23,993
3.58%, 05/22/28 (Call 05/22/27)(b)(c)	50	47,255
3.90%, 05/01/45	50	44,397
4.10%, 06/03/26	50	48,253
4.48%, 01/16/24	25	25,259
4.65%, 11/04/44	25	23,235
4.90%, 11/17/45	50	47,930
5.61%, 01/15/44	25	26,466
Series N, 2.15%, 01/30/20	40	39,474
Wells Fargo Bank N.A., 3.33%, 07/23/21 (Call 07/23/20)(b)(c)	250	248,907
Wells Fargo Capital X, 5.95%, 12/15/36	50	52,015

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.10%, 05/13/21	$30	$29,009
2.50%, 06/28/22	25	24,031
2.65%, 01/25/21	25	24,602
3.05%, 05/15/20	25	24,898
3.35%, 03/08/27	25	23,732
3.65%, 05/15/23	25	24,925
4.32%, 11/23/31 (Call 11/23/26)(b)(c)	44	41,460

		8,800,497

Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)(e)	125	117,546
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	48,378
3.70%, 02/01/24	75	72,808
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	18,974
3.75%, 07/15/42	11	8,770
4.00%, 04/13/28 (Call 01/13/28)	25	23,930
4.60%, 04/15/48 (Call 10/15/47)	25	22,417
8.00%, 11/15/39	50	65,459
8.20%, 01/15/39	43	56,788
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	25	24,454
Coca-Cola Co. (The)
2.90%, 05/25/27	15	14,111
3.20%, 11/01/23	25	24,799
3.30%, 09/01/21	50	50,249
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	50	48,367
3.70%, 12/06/26 (Call 09/06/26)	25	23,507
Diageo Capital PLC
4.83%, 07/15/20	25	25,594
5.88%, 09/30/36	25	29,014
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	15	13,574
4.60%, 05/25/28 (Call 02/25/28)(e)	25	24,511
5.09%, 05/25/48 (Call 11/25/47)(a)(e)	15	14,223
Molson Coors Brewing Co., 5.00%, 05/01/42	35	32,849
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	40	39,334
2.75%, 04/30/25 (Call 01/30/25)	46	43,478
3.00%, 10/15/27 (Call 07/15/27)	50	46,914
4.00%, 05/02/47 (Call 11/02/46)	50	47,591

		937,639

Biotechnology — 0.6%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	35	32,641
2.60%, 08/19/26 (Call 05/19/26)	50	44,775
3.13%, 05/01/25 (Call 02/01/25)	25	23,682
3.45%, 10/01/20	25	24,989
3.63%, 05/15/22 (Call 02/15/22)	25	24,930
4.66%, 06/15/51 (Call 12/15/50)	25	23,015
6.40%, 02/01/39	25	28,699
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	8,116
Biogen Inc.
2.90%, 09/15/20	30	29,636
4.05%, 09/15/25 (Call 06/15/25)	25	24,687
5.20%, 09/15/45 (Call 03/15/45)	25	25,178

204

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Celgene Corp.
2.88%, 08/15/20	$50	$49,384
4.00%, 08/15/23	25	24,807
4.35%, 11/15/47 (Call 05/15/47)	25	20,868
5.00%, 08/15/45 (Call 02/15/45)	25	22,886
Gilead Sciences Inc.
2.35%, 02/01/20	25	24,786
2.55%, 09/01/20	25	24,659
3.25%, 09/01/22 (Call 07/01/22)	50	49,412
4.00%, 09/01/36 (Call 03/01/36)	20	18,276
4.40%, 12/01/21 (Call 09/01/21)	25	25,643
4.60%, 09/01/35 (Call 03/01/35)	50	48,812
5.65%, 12/01/41 (Call 06/01/41)	25	27,153

		627,034

Building Materials — 0.2%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	50	45,064
5.13%, 09/14/45 (Call 03/14/45)	15	14,743
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	22,658
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	19,705
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	24,747
4.40%, 01/30/48 (Call 07/30/47)	15	11,601
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	24,798

		163,316

Chemicals — 0.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	35	35,582
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	24,002
4.25%, 11/15/20 (Call 08/15/20)	30	30,303
4.25%, 10/01/34 (Call 04/01/34)	25	22,353
5.25%, 11/15/41 (Call 08/15/41)	15	14,526
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	8	7,942
3.60%, 08/15/22 (Call 05/15/22)	13	12,914
4.50%, 12/01/28 (Call 09/01/28)	25	24,410
LYB International Finance BV, 5.25%, 07/15/43	25	23,548
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	25	23,744
4.25%, 11/15/23 (Call 08/15/23)	25	25,065
Nutrien Ltd., 4.90%, 06/01/43 (Call 12/01/42)	25	23,268
PPG Industries Inc.
3.60%, 11/15/20	25	25,116
3.75%, 03/15/28 (Call 12/15/27)	10	9,466
Praxair Inc.
2.25%, 09/24/20	25	24,579
2.45%, 02/15/22 (Call 11/15/21)	25	24,283
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	15	12,390
Sherwin-Williams Co. (The)
2.25%, 05/15/20	25	24,479
2.75%, 06/01/22 (Call 05/01/22)	25	23,965
4.50%, 06/01/47 (Call 12/01/46)	25	22,102
Syngenta Finance NV, 3.13%, 03/28/22	26	24,753
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	25	22,950

		481,740

Commercial Services — 0.3%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	25	24,648
3.38%, 09/15/25 (Call 06/15/25)	16	15,733

Security	Par (000)	Value

Commercial Services (continued)
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$25	$25,146
5.25%, 10/01/25 (Call 07/01/25)	25	25,060
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	35	32,981
Ecolab Inc., 4.35%, 12/08/21	27	27,580
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	7	6,363
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	35	30,059
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	25,029
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	27,058
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	24,661
Western Union Co. (The), 5.25%, 04/01/20	34	34,674

		298,992

Computers — 0.8%
Apple Inc.
2.00%, 11/13/20	25	24,504
2.40%, 01/13/23 (Call 12/13/22)	25	23,960
2.40%, 05/03/23	75	71,497
2.50%, 02/09/22 (Call 01/09/22)	25	24,402
2.50%, 02/09/25	53	49,435
2.75%, 01/13/25 (Call 11/13/24)	25	23,677
3.00%, 11/13/27 (Call 08/13/27)	25	23,394
3.20%, 05/11/27 (Call 02/11/27)	45	42,757
3.45%, 02/09/45	30	25,671
3.85%, 05/04/43	50	45,858
3.85%, 08/04/46 (Call 02/04/46)	25	22,650
4.25%, 02/09/47 (Call 08/09/46)	20	19,327
4.38%, 05/13/45	25	24,653
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(e)	90	91,126
8.10%, 07/15/36 (Call 01/15/36)(e)	25	27,005
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	49,975
4.90%, 10/15/25 (Call 07/15/25)	20	20,146
6.35%, 10/15/45 (Call 04/15/45)	25	23,336
HP Inc., 3.75%, 12/01/20	17	17,098
International Business Machines Corp.
4.70%, 02/19/46(a)	40	39,160
6.22%, 08/01/27	25	28,224
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	15	14,405
4.75%, 06/01/23	25	23,798
4.75%, 01/01/25	25	23,009

		779,067

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	14,429
3.10%, 08/15/23	40	39,718
Unilever Capital Corp., 5.90%, 11/15/32	25	29,793

		83,940

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	24,497

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 07/03/23 (Call 06/03/23)	150	147,255

205

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc., 3.50%, 08/01/25	$25	$23,946
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	15	14,155
3.63%, 12/01/27 (Call 09/01/27)	100	88,688
4.75%, 03/01/20	25	25,312
Aircastle Ltd., 5.50%, 02/15/22	15	15,358
American Express Co.
3.38%, 05/17/21 (Call 04/17/21)	25	24,855
3.63%, 12/05/24 (Call 11/04/24)	25	24,319
4.05%, 12/03/42	25	22,923
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	75	73,884
2.38%, 05/26/20 (Call 04/25/20)	50	49,284
Series F, 2.60%, 09/14/20 (Call 08/14/20)	30	29,595
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	15	13,956
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	15	14,862
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	23,974
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	15	14,452
3.20%, 01/25/28 (Call 10/25/27)	15	14,063
3.25%, 05/21/21 (Call 04/21/21)	25	24,932
3.45%, 02/13/26 (Call 11/13/25)	10	9,715
3.85%, 05/21/25 (Call 03/21/25)	25	25,055
4.45%, 07/22/20	25	25,483
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	28,027
Credit Suisse USA Inc., 7.13%, 07/15/32	25	31,440
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	47,339
3.95%, 11/06/24 (Call 08/06/24)	25	24,420
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	15	14,713
Franklin Resources Inc., 2.85%, 03/30/25	15	14,068
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)	50	49,403
International Lease Finance Corp., 8.25%, 12/15/20	20	21,517
Invesco Finance PLC, 4.00%, 01/30/24	25	24,727
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	25	23,826
Lazard Group LLC, 3.75%, 02/13/25	15	14,319
Mastercard Inc., 3.38%, 04/01/24	25	24,782
Nasdaq Inc., 5.55%, 01/15/20	50	51,175
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	25	24,449
2.35%, 06/15/20 (Call 05/15/20)	25	24,639
Nomura Holdings Inc., 6.70%, 03/04/20	35	36,376
ORIX Corp., 3.25%, 12/04/24	25	23,846
Raymond James Financial Inc., 3.63%, 09/15/26	25	23,566
Stifel Financial Corp., 4.25%, 07/18/24	17	16,912
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	40	34,053
4.25%, 08/15/24 (Call 05/15/24)	25	22,967
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	25	24,499
3.30%, 04/01/27 (Call 01/01/27)	8	7,494
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	35	35,229
4.30%, 12/14/45 (Call 06/14/45)	25	25,045

		1,374,897

Electric — 2.6%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	25	22,088
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	25	24,525

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	$15	$14,429
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	23,638
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	25	24,743
3.75%, 11/15/23 (Call 08/15/23)	25	25,104
5.95%, 05/15/37	25	28,645
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	25,197
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42 (Call 02/01/42)	15	13,234
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	14,011
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	24,215
4.63%, 12/01/54 (Call 06/01/54)	25	23,523
Series 08-B, 6.75%, 04/01/38	15	18,801
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	25	24,856
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	50	49,855
3.63%, 12/01/24 (Call 09/01/24)	25	24,454
4.25%, 06/01/28 (Call 03/01/28)	25	24,915
Series E, 6.30%, 03/15/33	25	28,987
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	25,061
3.70%, 06/01/46 (Call 12/01/45)	25	22,182
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,017
2.95%, 12/01/26 (Call 09/01/26)	25	23,620
3.88%, 03/15/46 (Call 09/15/45)	25	22,629
5.30%, 02/15/40	30	33,146
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	25	24,923
3.95%, 08/15/47 (Call 02/15/47)	25	21,673
Duke Energy Florida LLC, 6.35%, 09/15/37	25	30,794
Duke Energy Indiana LLC, 6.45%, 04/01/39	25	30,943
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	12,857
4.10%, 03/15/43 (Call 09/15/42)	15	13,987
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	50	46,837
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	13,941
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	25	24,379
3.75%, 02/15/21 (Call 11/15/20)	25	25,144
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	14,193
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	23,934
Series K, 2.75%, 03/15/22 (Call 02/15/22)	15	14,588
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,256
3.50%, 06/01/22 (Call 05/01/22)	27	26,181
4.45%, 04/15/46 (Call 10/15/45)	10	9,251
4.95%, 06/15/35 (Call 12/15/34)	25	25,217
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	25	24,827
5.60%, 06/15/42 (Call 12/15/41)	25	24,183
6.25%, 10/01/39	25	25,761
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	25	25,136
Series C, 4.85%, 07/15/47 (Call 01/15/47)	25	24,092

206

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	$15	$14,665
4.05%, 10/01/44 (Call 04/01/44)	25	23,757
4.13%, 06/01/48 (Call 12/01/47)	15	14,337
5.69%, 03/01/40	25	29,433
Georgia Power Co.
2.00%, 03/30/20	50	49,086
Series 10-C, 4.75%, 09/01/40	25	23,884
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	37,609
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	24,753
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	15	16,134
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	25	24,400
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	16,526
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	24,088
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	24,416
Nevada Power Co.
Series BB, 2.75%, 04/15/20	25	24,838
Series N, 6.65%, 04/01/36	50	62,806
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	23,788
2.20%, 08/15/20 (Call 07/15/20)	30	29,476
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	13,974
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	25,525
7.00%, 09/01/22	25	28,275
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	20,692
3.40%, 08/15/24 (Call 05/15/24)	15	13,117
3.50%, 06/15/25 (Call 03/15/25)	15	12,965
4.75%, 02/15/44 (Call 08/15/43)	25	20,805
5.80%, 03/01/37	25	23,135
6.05%, 03/01/34	25	23,868
Pinnacle West Capital Corp., 2.25%, 11/30/20	25	24,291
PNM Resources Inc., 3.25%, 03/09/21	25	24,672
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	25	23,782
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	15	13,832
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	10	9,602
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	25	24,721
5.13%, 04/15/20	25	25,515
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	25	24,821
4.30%, 03/15/44 (Call 09/15/43)	25	24,396
Public Service Electric & Gas Co., 2.38%, 05/15/23 (Call 02/15/23)	25	23,894
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	25	26,331
Puget Sound Energy Inc., 6.27%, 03/15/37	25	30,634
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	24,942
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	21,743
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	49,158
3.75%, 11/15/25 (Call 08/15/25)	25	24,088
6.00%, 10/15/39	10	10,900
South Carolina Electric & Gas Co., 5.10%, 06/01/65 (Call 12/01/64)	25	24,484

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	$25	$24,975
4.65%, 10/01/43 (Call 04/01/43)	15	14,366
Series 08-A, 5.95%, 02/01/38	25	27,092
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	25	22,524
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	25	24,594
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	50	46,593
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	21,318
TECO Finance Inc., 5.15%, 03/15/20	48	48,807
TransAlta Corp., 6.50%, 03/15/40	10	9,252
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	26	24,585
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	15	14,890
3.90%, 09/15/42 (Call 03/15/42)	25	23,374
Virginia Electric & Power Co.
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	14,119
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	25,152
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	20	18,873
Wisconsin Public Service Corp.
3.35%, 11/21/21	35	34,965
4.75%, 11/01/44 (Call 05/01/44)	20	20,993
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	24,078
3.35%, 12/01/26 (Call 06/01/26)	25	23,835

		2,635,515

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,452

Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	25	25,605
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	25	25,099
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	40	39,087
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	24,268
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	25	23,153
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	25	23,085
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	25	22,489
5.63%, 12/15/20	25	25,671
Legrand France SA, 8.50%, 02/15/25	15	18,326
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	25	25,579
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	15	15,115
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	24,474

		291,951

Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	40	38,527

Environmental Control — 0.1%
Republic Services Inc.
3.95%, 05/15/28 (Call 02/15/28)	15	14,772
4.75%, 05/15/23 (Call 02/15/23)	25	25,989
5.70%, 05/15/41 (Call 11/15/40)	10	11,302
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	24,060
4.10%, 03/01/45 (Call 09/01/44)	15	14,158

		90,281

207

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.7%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	$25	$24,127
4.15%, 03/15/28 (Call 12/15/27)	35	32,440
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	25	24,211
4.85%, 11/01/28 (Call 08/01/28)	25	24,813
7.00%, 10/01/28	15	17,068
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	50	47,602
4.70%, 04/17/48 (Call 10/17/47)	25	22,239
Hershey Co. (The)
3.10%, 05/15/21	25	24,917
3.38%, 05/15/23 (Call 04/15/23)	15	14,961
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	22,937
JM Smucker Co. (The), 3.50%, 03/15/25	45	42,734
Kellogg Co.
2.65%, 12/01/23	15	14,044
3.25%, 04/01/26	25	23,170
4.30%, 05/15/28 (Call 02/15/28)	25	24,426
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	15	15,766
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	25	24,740
3.38%, 06/15/21	25	24,844
3.95%, 07/15/25 (Call 04/15/25)	25	24,016
4.00%, 06/15/23 (Call 05/15/23)	25	24,667
4.63%, 01/30/29 (Call 10/30/28)	15	14,570
5.00%, 07/15/35 (Call 01/15/35)	25	23,131
5.20%, 07/15/45 (Call 01/15/45)	25	22,835
6.50%, 02/09/40	25	26,586
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	49,514
4.45%, 02/01/47 (Call 08/01/46)(a)	25	21,666
Mondelez International Inc.
3.00%, 05/07/20	25	24,867
4.13%, 05/07/28 (Call 02/07/28)	25	24,251
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	25	23,490
3.55%, 03/15/25 (Call 01/15/25)	25	24,174
Tyson Foods Inc., 4.88%, 08/15/34 (Call 02/15/34)	25	23,890

		752,696

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	15	15,236
5.50%, 01/17/27	15	15,003
Georgia-Pacific LLC, 8.00%, 01/15/24	25	29,642
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	50	44,974
3.65%, 06/15/24 (Call 03/15/24)	15	14,882
4.80%, 06/15/44 (Call 12/15/43)	25	22,109
7.30%, 11/15/39	25	29,428

		171,274

Gas — 0.2%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	23,452
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	25	24,738
4.50%, 01/15/21 (Call 10/15/20)	25	25,344
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,560
4.60%, 12/15/44 (Call 06/15/44)	15	14,359

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	$25	$22,952
4.90%, 12/01/21 (Call 09/01/21)	25	25,327
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	25	23,573
3.65%, 06/15/23 (Call 05/15/23)(e)	25	24,711
4.38%, 05/15/47 (Call 11/15/46)	15	13,682
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	15,410
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	15	14,568

		252,676

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	15	14,544

Health Care - Products — 0.7%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	24,697
3.75%, 11/30/26 (Call 08/30/26)	28	27,375
4.75%, 11/30/36 (Call 05/30/36)	25	25,493
4.90%, 11/30/46 (Call 05/30/46)	25	25,896
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	25	23,832
Becton Dickinson and Co.
2.68%, 12/15/19	25	24,783
3.25%, 11/12/20	25	24,810
3.73%, 12/15/24 (Call 09/15/24)	40	38,596
5.00%, 11/12/40	35	35,129
Boston Scientific Corp.
2.85%, 05/15/20	20	19,805
3.85%, 05/15/25	25	24,323
4.00%, 03/01/28 (Call 12/01/27)	25	23,868
Covidien International Finance SA, 4.20%, 06/15/20	50	50,674
Life Technologies Corp., 6.00%, 03/01/20	25	25,710
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	25	24,610
3.50%, 03/15/25	50	48,959
4.50%, 03/15/42 (Call 09/15/41)	20	20,027
4.63%, 03/15/45	50	50,920
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	25	23,322
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	25	24,307
3.65%, 12/15/25 (Call 09/09/25)	50	48,523
4.50%, 03/01/21	25	25,441
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	48,815
3.55%, 04/01/25 (Call 01/01/25)	25	23,555

		733,470

Health Care - Services — 0.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	20,838
6.75%, 12/15/37	15	17,978
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	25	24,146
3.65%, 12/01/27 (Call 09/01/27)	25	23,422
4.10%, 03/01/28 (Call 12/01/27)	15	14,557
4.55%, 03/01/48 (Call 09/01/47)	25	23,076
4.63%, 05/15/42	25	23,401
4.65%, 01/15/43	25	23,625
Ascension Health, 3.95%, 11/15/46	25	23,104
Catholic Health Initiatives, 4.35%, 11/01/42	25	21,835

208

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	$25	$20,269
4.00%, 02/15/22 (Call 11/15/21)	45	45,305
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	35	36,070
Halfmoon Parent Inc.
4.38%, 10/15/28 (Call 07/16/28)(e)	50	49,148
4.90%, 12/15/48 (Call 06/15/48)(e)	25	23,777
Howard Hughes Medical Institute, 3.50%, 09/01/23	50	51,097
Humana Inc.
2.50%, 12/15/20	25	24,497
4.95%, 10/01/44 (Call 04/01/44)	15	15,019
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	26,896
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	25	23,851
3.75%, 08/23/22 (Call 05/23/22)	25	24,966
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	14,487
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,632
UnitedHealth Group Inc.
2.70%, 07/15/20	35	34,744
2.88%, 03/15/22 (Call 12/15/21)	25	24,522
3.15%, 06/15/21	25	24,892
3.45%, 01/15/27	15	14,571
3.50%, 06/15/23	25	24,948
3.75%, 07/15/25	35	34,900
3.85%, 06/15/28	25	24,958
4.75%, 07/15/45	50	51,619
5.80%, 03/15/36	25	28,908

		861,058

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	25	23,020

Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	24,486
3.90%, 05/15/28 (Call 02/15/28)	15	14,814
Kimberly-Clark Corp.
3.05%, 08/15/25	25	24,006
3.95%, 11/01/28 (Call 08/01/28)	25	25,370

		88,676

Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	15	14,439
4.20%, 04/01/26 (Call 01/01/26)	25	23,798
5.50%, 04/01/46 (Call 10/01/45)	25	22,564
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	25	25,460

		86,261

Insurance — 1.3%
Aflac Inc., 3.63%, 11/15/24	45	44,112
Alleghany Corp., 4.95%, 06/27/22	10	10,389
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	24,001
Allstate Corp. (The)
4.50%, 06/15/43	15	14,724
5.55%, 05/09/35	15	16,830
Alterra Finance LLC, 6.25%, 09/30/20	25	26,098
American International Group Inc.
3.38%, 08/15/20	25	24,904
3.90%, 04/01/26 (Call 01/01/26)	25	23,756

Security	Par (000)	Value

Insurance (continued)
4.13%, 02/15/24	$3	$2,967
4.38%, 01/15/55 (Call 07/15/54)	25	20,288
4.80%, 07/10/45 (Call 01/10/45)	15	13,612
6.25%, 05/01/36	25	26,650
6.40%, 12/15/20	29	30,498
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	24,395
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(e)	25	22,073
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,593
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	25	24,519
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	50,197
4.50%, 02/11/43	15	14,992
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	25	21,326
4.70%, 06/22/47 (Call 12/22/46)	25	18,787
Chubb INA Holdings Inc.
2.70%, 03/13/23	25	24,169
3.35%, 05/15/24	25	24,407
3.35%, 05/03/26 (Call 02/03/26)	15	14,459
4.35%, 11/03/45 (Call 05/03/45)	25	24,569
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	15	14,741
4.50%, 03/01/26 (Call 12/01/25)	10	9,911
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	25	28,540
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	15	14,208
7.00%, 06/15/40	15	18,380
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	23,819
Manulife Financial Corp., 4.15%, 03/04/26	15	14,995
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	25	24,282
3.50%, 06/03/24 (Call 03/03/24)	25	24,360
3.75%, 03/14/26 (Call 12/14/25)	25	24,372
MetLife Inc.
3.00%, 03/01/25	5	4,741
3.60%, 11/13/25 (Call 08/13/25)	25	24,461
4.05%, 03/01/45	25	22,453
4.60%, 05/13/46 (Call 12/13/45)	15	14,684
6.38%, 06/15/34	25	29,574
Series D, 4.37%, 09/15/23	15	15,377
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	25	25,690
Principal Financial Group Inc., 4.63%, 09/15/42	15	14,354
Progressive Corp. (The)
3.70%, 01/26/45	25	21,933
3.75%, 08/23/21	15	15,093
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	15	14,790
4.50%, 11/16/21	25	25,625
5.63%, 06/15/43 (Call 06/15/23)(b)(c)	80	80,586
5.70%, 12/14/36	25	27,271
Reinsurance Group of America Inc., 5.00%, 06/01/21	25	25,815
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	30,327
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	34,413
4.60%, 08/01/43	25	25,296
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	24,668
Unum Group, 5.63%, 09/15/20	50	51,609

		1,292,683

209

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.4%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	$50	$49,275
4.00%, 12/06/37 (Call 06/06/37)	50	43,745
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	24,095
2.60%, 12/05/19 (Call 11/05/19)	25	24,895
3.88%, 08/22/37 (Call 02/22/37)	25	23,604
4.05%, 08/22/47 (Call 02/22/47)	25	23,531
4.25%, 08/22/57 (Call 02/22/57)	25	23,517
4.95%, 12/05/44 (Call 06/05/44)	25	26,863
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	50	47,788
eBay Inc.
2.15%, 06/05/20	25	24,534
2.60%, 07/15/22 (Call 04/15/22)	15	14,324
4.00%, 07/15/42 (Call 01/15/42)	15	11,111
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	30	29,778

		367,060

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	50	52,637
Vale Overseas Ltd., 6.88%, 11/21/36(a)	55	61,712

		114,349

Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	25	25,233
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	25	23,841
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	26,004

		75,078

Lodging — 0.0%
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	25	23,971

Machinery — 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22	25	24,438
3.80%, 04/03/28 (Call 01/03/28)	25	24,749
Caterpillar Financial Services Corp.
1.85%, 09/04/20	25	24,387
2.00%, 03/05/20	25	24,656
2.90%, 03/15/21	25	24,778
2.95%, 05/15/20	15	14,952
3.25%, 12/01/24	25	24,405
3.45%, 05/15/23(a)	15	14,928
Caterpillar Inc.
3.90%, 05/27/21	25	25,347
4.75%, 05/15/64 (Call 11/15/63)	15	14,691
CNH Industrial Capital LLC
4.38%, 04/05/22	25	25,124
4.88%, 04/01/21	25	25,350
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	15,670
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	15	14,563
3.90%, 06/09/42 (Call 12/09/41)	15	14,198
5.38%, 10/16/29	15	16,901
John Deere Capital Corp.
3.45%, 06/07/23	10	9,947
3.45%, 03/13/25	15	14,772
3.90%, 07/12/21	25	25,285
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	25	23,604
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	49,475
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	25	22,266

		474,486

Security	Par (000)	Value

Manufacturing — 0.3%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	$25	$23,865
2.88%, 10/15/27 (Call 07/15/27)	25	23,521
3.88%, 06/15/44	15	14,174
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	24,770
Eaton Corp.
4.00%, 11/02/32	15	14,352
4.15%, 11/02/42	15	13,627
General Electric Co.
4.38%, 09/16/20	50	49,461
4.50%, 03/11/44	25	20,055
4.65%, 10/17/21	36	35,395
5.88%, 01/14/38	25	23,258
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	24,961
4.88%, 09/15/41 (Call 03/15/41)	15	16,017
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	14,345
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	15	14,672
4.20%, 11/21/34 (Call 05/21/34)	15	14,586
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	25,177

		352,236

Media — 1.2%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	24	23,893
4.95%, 10/15/45 (Call 04/15/45)	15	16,081
6.20%, 12/15/34	50	60,033
6.40%, 12/15/35	25	30,804
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	15	13,114
3.70%, 08/15/24 (Call 05/15/24)	15	14,515
4.85%, 07/01/42 (Call 01/01/42)	25	22,892
7.88%, 07/30/30	25	31,035
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	25	24,883
4.20%, 03/15/28 (Call 12/15/27)	25	23,215
4.46%, 07/23/22 (Call 05/23/22)	30	30,064
4.91%, 07/23/25 (Call 04/23/25)	50	49,702
5.38%, 05/01/47 (Call 11/01/46)	25	22,241
6.38%, 10/23/35 (Call 04/23/35)	25	25,495
6.48%, 10/23/45 (Call 04/23/45)	25	25,050
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	60,470
Comcast Corp.
2.85%, 01/15/23	25	24,212
3.38%, 02/15/25 (Call 11/15/24)	21	20,332
3.60%, 03/01/24	20	19,855
3.90%, 03/01/38 (Call 09/01/37)	25	22,397
3.97%, 11/01/47 (Call 05/01/47)	70	60,420
4.00%, 11/01/49 (Call 05/01/49)	57	49,312
4.05%, 11/01/52 (Call 05/01/52)	31	26,357
4.15%, 10/15/28 (Call 07/15/28)	50	49,539
4.25%, 01/15/33	35	34,021
4.70%, 10/15/48 (Call 04/15/48)	25	24,347
6.40%, 05/15/38	7	8,183
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(e)	25	24,659
2.95%, 03/20/23 (Call 02/20/23)	15	14,265

210

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.00%, 09/20/37 (Call 03/20/37)	$60	$55,488
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	25	24,274
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	25	24,859
5.00%, 02/01/20	25	25,335
5.50%, 09/01/41 (Call 03/01/41)	25	22,474
5.88%, 11/15/40 (Call 05/15/40)	25	23,519
7.30%, 07/01/38	25	26,940
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	15	17,213
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,071
5.85%, 09/01/43 (Call 03/01/43)	25	24,940
Walt Disney Co. (The)
3.00%, 02/13/26	25	23,858
3.70%, 12/01/42	40	36,074
Warner Media LLC
3.55%, 06/01/24 (Call 03/01/24)	25	24,018
3.60%, 07/15/25 (Call 04/15/25)	25	23,444
4.65%, 06/01/44 (Call 12/01/43)	15	12,855
5.38%, 10/15/41	25	23,710

		1,265,458

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	25	24,100
4.38%, 06/15/45 (Call 12/15/44)	10	9,913
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	15	14,713

		48,726

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	36,246
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	26,422
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	25	24,397
Newmont Mining Corp., 6.25%, 10/01/39	25	26,810
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	31,494
Southern Copper Corp.
3.88%, 04/23/25	15	14,097
5.88%, 04/23/45	15	14,855
6.75%, 04/16/40	15	16,111
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	25	24,261

		214,693

Office & Business Equipment — 0.0%
Xerox Corp., 3.63%, 03/15/23 (Call 02/15/23)	25	22,639

Oil & Gas — 2.1%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	25	25,517
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)(a)	15	14,119
3.25%, 04/15/22 (Call 01/15/22)	20	19,508
4.25%, 01/15/44 (Call 07/15/43)	25	20,202
4.75%, 04/15/43 (Call 10/15/42)	25	21,465
BP Capital Markets PLC
2.52%, 01/15/20	25	24,818
3.06%, 03/17/22	40	39,331
3.22%, 11/28/23 (Call 09/28/23)	25	24,409
3.25%, 05/06/22	75	74,043
4.74%, 03/11/21	25	25,732
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	25	23,398

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$25	$23,523
5.40%, 06/15/47 (Call 12/15/46)	25	20,845
Chevron Corp.
2.42%, 11/17/20 (Call 10/17/20)	50	49,254
2.95%, 05/16/26 (Call 02/16/26)	40	37,608
3.19%, 06/24/23 (Call 03/24/23)	25	24,555
3.33%, 11/17/25 (Call 08/17/25)	20	19,421
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	10	9,748
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	50	47,719
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	25	24,167
5.00%, 06/15/45 (Call 12/15/44)	25	21,798
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	25	24,753
5.88%, 09/18/23	25	26,001
Encana Corp., 7.38%, 11/01/31	35	40,543
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	25	23,317
4.10%, 02/01/21	25	25,248
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	25	24,274
3.90%, 10/01/27 (Call 07/01/27)	25	21,849
Equinor ASA
3.15%, 01/23/22	25	24,756
3.63%, 09/10/28 (Call 06/10/28)	25	24,387
4.80%, 11/08/43	40	41,622
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	50	47,872
4.11%, 03/01/46 (Call 09/01/45)	15	14,450
Hess Corp.
5.60%, 02/15/41	25	21,891
6.00%, 01/15/40	25	23,023
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	25,717
Kerr-McGee Corp.
6.95%, 07/01/24	15	16,598
7.88%, 09/15/31	50	60,027
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	25	24,605
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	25	22,295
Nexen Energy ULC
5.88%, 03/10/35	25	28,036
7.50%, 07/30/39	30	40,090
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,005
5.25%, 11/15/43 (Call 05/15/43)	25	22,353
6.00%, 03/01/41 (Call 09/01/40)	10	9,701
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	25	23,091
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	50	50,628
Petro-Canada, 5.35%, 07/15/33	25	26,036
Petroleos Mexicanos
3.50%, 01/30/23	50	45,065
4.63%, 09/21/23	25	23,242
4.88%, 01/18/24	30	27,717
5.50%, 01/21/21	50	49,752
5.50%, 06/27/44	30	22,551
5.63%, 01/23/46	45	33,824
6.00%, 03/05/20	32	32,346
6.38%, 02/04/21	25	25,257
6.38%, 01/23/45	50	40,228

211

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 03/13/27	$25	$23,382
6.50%, 06/02/41	30	24,797
6.75%, 09/21/47	50	41,410
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	23,938
4.88%, 11/15/44 (Call 05/15/44)	25	23,735
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	15	14,916
Shell International Finance BV
2.13%, 05/11/20	25	24,623
2.25%, 11/10/20	50	49,062
2.25%, 01/06/23	25	23,798
2.88%, 05/10/26	55	51,525
3.63%, 08/21/42	50	44,455
4.55%, 08/12/43	50	50,256
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	24,213
6.50%, 06/15/38	15	17,082
Total Capital Canada Ltd., 2.75%, 07/15/23	25	24,079
Total Capital International SA, 3.75%, 04/10/24	25	25,091
Total Capital SA, 4.13%, 01/28/21	25	25,402
Valero Energy Corp., 4.90%, 03/15/45	25	23,005

		2,174,099

Oil & Gas Services — 0.1%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	25	24,011
4.85%, 11/15/35 (Call 05/15/35)	30	29,318
5.00%, 11/15/45 (Call 05/15/45)	25	24,061
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15	14,089
3.95%, 12/01/42 (Call 06/01/42)	15	12,010
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	25	24,844
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,139

		152,472

Packaging & Containers — 0.1%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	22,518
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	34,125
WestRock MWV LLC, 7.95%, 02/15/31	25	31,470
WestRock RKT Co., 3.50%, 03/01/20	25	24,937

		113,050

Pharmaceuticals — 1.7%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	40	38,110
3.20%, 05/14/26 (Call 02/14/26)	40	36,738
4.25%, 11/14/28 (Call 08/14/28)	25	23,936
4.30%, 05/14/36 (Call 11/14/35)	25	22,290
4.40%, 11/06/42	38	33,043
4.45%, 05/14/46 (Call 11/14/45)	25	21,499
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	48,444
4.55%, 03/15/35 (Call 09/15/34)	25	23,171
4.75%, 03/15/45 (Call 09/15/44)	20	18,523
Allergan Inc./U.S., 3.38%, 09/15/20	10	9,962
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	21,155
AstraZeneca PLC
2.38%, 11/16/20	50	48,967
4.00%, 01/17/29 (Call 10/17/28)	25	24,302
4.00%, 09/18/42	25	22,129
4.38%, 08/17/48 (Call 02/17/48)	25	23,136

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$25	$23,885
4.50%, 03/01/44 (Call 09/01/43)	15	15,339
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	25	23,837
4.37%, 06/15/47 (Call 12/15/46)	15	12,432
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	65,682
2.80%, 07/20/20 (Call 06/20/20)	28	27,645
3.50%, 07/20/22 (Call 05/20/22)	25	24,666
4.30%, 03/25/28 (Call 12/25/27)	100	97,187
4.78%, 03/25/38 (Call 09/25/37)	25	23,870
5.05%, 03/25/48 (Call 09/25/47)	75	72,985
5.13%, 07/20/45 (Call 01/20/45)	55	53,663
Eli Lilly & Co., 3.95%, 05/15/47 (Call 11/15/46)	15	14,082
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	50	46,039
4.75%, 11/15/21	20	20,521
4.80%, 07/15/46 (Call 01/15/46)	25	23,531
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	25	24,759
3.63%, 05/15/25	25	24,859
3.88%, 05/15/28	15	14,964
6.38%, 05/15/38	25	30,771
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	25	24,868
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	25	23,813
3.55%, 03/01/36 (Call 09/01/35)	25	23,364
3.63%, 03/03/37 (Call 09/03/36)	25	23,526
3.70%, 03/01/46 (Call 09/01/45)	30	27,813
3.75%, 03/03/47 (Call 09/03/46)	15	14,012
5.95%, 08/15/37	15	18,357
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	17,230
Merck & Co. Inc.
2.40%, 09/15/22 (Call 03/15/22)	20	19,267
2.75%, 02/10/25 (Call 11/10/24)	50	47,664
3.60%, 09/15/42 (Call 03/15/42)	15	13,776
3.70%, 02/10/45 (Call 08/10/44)	25	23,205
3.88%, 01/15/21 (Call 10/15/20)	20	20,292
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	25	22,146
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	25	24,211
3.00%, 11/20/25 (Call 08/20/25)	25	23,744
4.00%, 11/20/45 (Call 05/20/45)	30	28,705
Pfizer Inc.
3.40%, 05/15/24	60	59,685
4.10%, 09/15/38 (Call 03/15/38)	25	24,501
4.13%, 12/15/46	15	14,510
4.40%, 05/15/44	25	25,167
7.20%, 03/15/39	25	34,073
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	50	47,927
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	25	22,883
3.25%, 02/01/23 (Call 11/01/22)	25	24,434
4.50%, 11/13/25 (Call 08/13/25)	25	25,597

		1,730,892

212

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	$5	$4,471
5.25%, 01/15/25 (Call 01/15/21)	30	30,448
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	25,125
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,009
4.35%, 10/15/24 (Call 07/15/24)	50	49,135
5.60%, 10/15/44 (Call 04/15/44)	15	13,216
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	25	25,071
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	25	23,911
5.00%, 05/15/44 (Call 11/15/43)	15	12,363
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	18,238
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	25	24,000
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	50	50,096
4.90%, 03/15/35 (Call 09/15/34)	25	21,681
5.15%, 03/15/45 (Call 09/15/44)	25	21,354
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,428
3.75%, 02/15/25 (Call 11/15/24)	10	9,747
3.95%, 02/15/27 (Call 11/15/26)	50	48,530
4.25%, 02/15/48 (Call 08/15/47)	25	21,676
4.45%, 02/15/43 (Call 08/15/42)	25	22,276
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)	50	42,487
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	23,733
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	25	25,547
5.30%, 09/15/20	25	25,646
5.40%, 09/01/44 (Call 03/01/44)	25	23,423
5.63%, 09/01/41	25	23,878
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	35	33,711
5.55%, 06/01/45 (Call 12/01/44)	35	34,055
Magellan Midstream Partners LP, 4.20%, 10/03/47
(Call 04/03/47)	25	21,716
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	42,300
4.88%, 06/01/25 (Call 03/01/25)	25	25,145
5.50%, 02/15/23 (Call 08/15/19)	25	25,466
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	51,058
6.13%, 02/01/41 (Call 08/01/40)	25	25,264
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	35	32,264
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	25	24,657
4.50%, 12/15/26 (Call 09/15/26)	15	14,289
4.90%, 02/15/45 (Call 08/15/44)	25	21,195
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	50	46,984
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	60	55,154
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	45,447
5.40%, 10/01/47 (Call 04/01/47)	25	22,001
5.95%, 12/01/25 (Call 08/01/25)	45	46,863
TransCanada PipeLines Ltd.
3.80%, 10/01/20	20	20,070
4.25%, 05/15/28 (Call 02/15/28)	25	24,346
4.63%, 03/01/34 (Call 12/01/33)	5	4,706
4.75%, 05/15/38 (Call 11/15/37)	20	19,048

Security	Par (000)	Value

Pipelines (continued)
4.88%, 05/15/48 (Call 11/15/47)	$15	$14,277
5.85%, 03/15/36	15	15,713
6.10%, 06/01/40	10	10,760
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	15	15,181
7.85%, 02/01/26 (Call 11/01/25)	10	11,992
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	50	49,295
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	30	27,779
4.30%, 03/04/24 (Call 12/04/23)	25	24,787
5.10%, 09/15/45 (Call 03/15/45)	20	18,191
5.25%, 03/15/20	44	44,808
6.30%, 04/15/40	20	20,821

		1,523,832

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	19,559
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	25	25,330
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	25,699

		70,588

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	50	51,160
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)	25	24,657
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,706
3.00%, 06/15/23	25	23,909
3.45%, 09/15/21	25	24,823
3.50%, 01/31/23	25	24,468
3.60%, 01/15/28 (Call 10/15/27)	25	23,024
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,145
2.95%, 09/15/22 (Call 06/15/22)	25	24,397
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	52	51,435
4.13%, 05/15/21 (Call 02/15/21)	25	25,219
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	25	23,465
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	25	24,236
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	14,742
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	25	22,997
3.70%, 06/15/26 (Call 03/15/26)	15	14,145
4.45%, 02/15/26 (Call 11/15/25)	30	29,695
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	50	50,201
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	25,477
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	25,971
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	25	23,894
4.50%, 06/01/45 (Call 12/01/44)	15	14,634
4.63%, 12/15/21 (Call 09/15/21)	15	15,411
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	14,065
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	25	24,992
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	15	14,114
3.88%, 08/15/24 (Call 05/15/24)	25	24,229

213

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 12/01/22 (Call 10/01/22)	$25	$24,759
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	13,842
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	15	14,903
5.00%, 08/15/22 (Call 02/15/22)	25	25,459
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	25	24,342
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	14,351
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	35	33,554
3.30%, 02/01/25 (Call 12/01/24)	35	32,800
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	25	25,280
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	25,237
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	25	24,675
4.75%, 01/15/28 (Call 10/15/27)(a)	25	24,345
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,269
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	50	49,462
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)	15	14,296
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	24,341
3.38%, 10/01/24 (Call 07/01/24)	25	24,318
4.13%, 12/01/21 (Call 09/01/21)	25	25,424
6.75%, 02/01/40 (Call 11/01/39)	25	31,141
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	50	50,018
Ventas Realty LP, 4.13%, 01/15/26 (Call 10/15/25)	30	29,332
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	25	23,060
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	35	34,088
4.50%, 01/15/24 (Call 10/15/23)	25	25,308
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	35	34,063
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,040

		1,365,918

Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	40	39,512
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	25	25,905
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	35	33,133
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	23,803
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	23,878
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	40	35,525
2.80%, 09/14/27 (Call 06/14/27)	25	23,126
3.00%, 04/01/26 (Call 01/01/26)	25	23,742
3.75%, 02/15/24 (Call 11/15/23)	25	25,258
4.20%, 04/01/43 (Call 10/01/42)	25	23,981
4.25%, 04/01/46 (Call 10/01/45)	25	23,960
5.88%, 12/16/36	10	11,672
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	25	24,704
3.80%, 11/15/21 (Call 08/15/21)	40	40,391
4.05%, 05/03/47 (Call 11/03/46)	25	22,557
4.25%, 09/15/44 (Call 03/15/44)	15	13,892
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(a)	15	14,828
6.90%, 04/01/29	25	26,985
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,630
3.35%, 04/01/23 (Call 03/01/23)	30	29,500
3.80%, 04/01/28 (Call 01/01/28)	25	24,242

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$15	$14,220
4.70%, 12/09/35 (Call 06/09/35)	20	19,952
4.88%, 12/09/45 (Call 06/09/45)	25	24,818
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	15	15,081
5.00%, 01/15/44 (Call 07/15/43)	15	13,016
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	25	23,335
QVC Inc.
4.38%, 03/15/23	25	24,324
4.85%, 04/01/24	25	24,453
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	25	24,406
3.75%, 12/01/47 (Call 06/01/47)	15	12,283
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	24,169
Target Corp., 4.00%, 07/01/42	50	45,992
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	80	78,126
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	6	5,760
3.63%, 07/08/20	115	116,121
3.70%, 06/26/28 (Call 03/26/28)	50	49,500
5.00%, 10/25/40	20	21,641
5.25%, 09/01/35	25	27,995
5.63%, 04/01/40	25	29,205
5.63%, 04/15/41	5	5,853

		1,135,474

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	25	25,576
Analog Devices Inc., 2.95%, 01/12/21	70	69,193
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	25	24,725
5.10%, 10/01/35 (Call 04/01/35)	25	26,166
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	50	48,499
2.65%, 01/15/23 (Call 12/15/22)	25	23,287
3.88%, 01/15/27 (Call 10/15/26)	50	45,030
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	50	49,631
3.73%, 12/08/47 (Call 06/08/47)	15	13,310
4.00%, 12/15/32	35	35,211
4.10%, 05/11/47 (Call 11/11/46)	25	23,491
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,222
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	25	24,494
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	40	38,031
4.65%, 05/20/35 (Call 11/20/34)	25	23,971
4.80%, 05/20/45 (Call 11/20/44)	25	23,318
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,533
2.75%, 03/12/21 (Call 02/12/21)	25	24,752
4.15%, 05/15/48 (Call 11/15/47)	15	14,416
Xilinx Inc., 3.00%, 03/15/21	25	24,728

		609,584

Software — 1.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	13,958
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	39,621
CA Inc., 5.38%, 12/01/19	25	25,414
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	25	25,094

214

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	$30	$27,199
3.63%, 10/15/20 (Call 09/15/20)	25	24,938
3.88%, 06/05/24 (Call 03/05/24)	25	24,740
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	49,479
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	25	24,546
2.38%, 02/12/22 (Call 01/12/22)	25	24,373
2.70%, 02/12/25 (Call 11/12/24)	25	23,816
3.45%, 08/08/36 (Call 02/08/36)	50	46,134
3.50%, 11/15/42	40	35,918
3.70%, 08/08/46 (Call 02/08/46)	50	46,157
3.75%, 05/01/43 (Call 11/01/42)	25	23,266
4.00%, 02/08/21	50	51,190
4.50%, 02/06/57 (Call 08/06/56)	35	36,101
4.88%, 12/15/43 (Call 06/15/43)	25	27,299
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	50,493
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	50	48,465
2.63%, 02/15/23 (Call 01/15/23)	50	48,256
2.65%, 07/15/26 (Call 04/15/26)	50	45,737
2.95%, 11/15/24 (Call 09/15/24)	25	23,883
2.95%, 05/15/25 (Call 02/15/25)	80	76,017
3.25%, 11/15/27 (Call 08/15/27)	25	23,747
3.90%, 05/15/35 (Call 11/15/34)	10	9,363
4.00%, 07/15/46 (Call 01/15/46)	25	22,743
4.00%, 11/15/47 (Call 05/15/47)	25	22,614
4.30%, 07/08/34 (Call 01/08/34)	50	49,244
6.13%, 07/08/39	25	29,980
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	25	23,693

		1,043,478
Telecommunications — 1.8%
America Movil SAB de CV, 5.00%, 03/30/20	100	101,566
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	60	55,837
3.90%, 03/11/24 (Call 12/11/23)	25	24,534
4.25%, 03/01/27 (Call 12/01/26)	50	48,156
4.35%, 06/15/45 (Call 12/15/44)	50	40,762
4.45%, 05/15/21	70	71,191
4.45%, 04/01/24 (Call 01/01/24)	50	50,235
4.75%, 05/15/46 (Call 11/15/45)	50	43,090
4.90%, 08/15/37 (Call 02/14/37)(e)	50	45,489
5.15%, 11/15/46 (Call 05/15/46)	35	31,703
5.15%, 02/15/50 (Call 08/14/49)(e)	35	31,674
5.35%, 09/01/40	23	21,662
5.45%, 03/01/47 (Call 09/01/46)	25	23,619
5.55%, 08/15/41	50	47,735
Cisco Systems Inc.
2.20%, 02/28/21	50	48,826
2.45%, 06/15/20	15	14,836
2.60%, 02/28/23	55	53,161
3.50%, 06/15/25	45	44,581
3.63%, 03/04/24	25	25,117
4.45%, 01/15/20	25	25,375
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	65,466
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	25	24,957
4.50%, 03/15/24	15	15,125
Koninklijke KPN NV, 8.38%, 10/01/30	25	32,041
Motorola Solutions Inc., 3.50%, 03/01/23	35	33,632

Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$25	$26,145
9.00%, 03/01/31	25	34,299
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7	7,074
5.00%, 03/15/44 (Call 09/15/43)	25	25,164
Telefonica Emisiones SAU
5.13%, 04/27/20	50	51,036
7.05%, 06/20/36	60	68,702
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	23,987
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	23,908
3.38%, 02/15/25	50	48,216
3.50%, 11/01/24 (Call 08/01/24)	50	48,775
4.13%, 08/15/46	25	21,626
4.33%, 09/21/28	53	52,559
4.40%, 11/01/34 (Call 05/01/34)	25	23,696
4.52%, 09/15/48	50	45,580
4.67%, 03/15/55	50	44,732
4.75%, 11/01/41	25	23,805
4.86%, 08/21/46	50	47,718
5.01%, 08/21/54	50	47,217
5.25%, 03/16/37	25	25,692
6.55%, 09/15/43	25	28,910
Vodafone Group PLC
3.75%, 01/16/24	30	29,243
4.38%, 05/30/28	75	71,827
5.25%, 05/30/48	25	23,008

		1,863,289
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	22,872

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	20	19,651
3.90%, 08/01/46 (Call 02/01/46)	25	22,589
4.45%, 03/15/43 (Call 09/15/42)	25	24,691
4.70%, 09/01/45 (Call 03/01/45)	25	25,507
6.15%, 05/01/37	18	21,569
6.20%, 08/15/36	10	11,868
Canadian National Railway Co.
2.40%, 02/03/20	25	24,781
2.75%, 03/01/26 (Call 12/01/25)	20	18,774
6.25%, 08/01/34	25	30,435
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	25	28,155
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	25	23,339
3.40%, 08/01/24 (Call 05/01/24)	25	24,538
3.80%, 03/01/28 (Call 12/01/27)	25	24,196
3.80%, 11/01/46 (Call 05/01/46)	25	21,549
6.15%, 05/01/37	25	28,993
FedEx Corp.
3.20%, 02/01/25	15	14,342
3.30%, 03/15/27 (Call 12/15/26)	15	13,998
3.40%, 02/15/28 (Call 11/15/27)	25	23,346
3.90%, 02/01/35	25	22,605
4.00%, 01/15/24	20	20,257
4.05%, 02/15/48 (Call 08/15/47)	15	12,637
4.55%, 04/01/46 (Call 10/01/45)	10	9,096

215

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	$25	$24,652
Norfolk Southern Corp.
4.15%, 02/28/48 (Call 08/28/47)(a)	15	13,738
4.84%, 10/01/41	25	25,286
Ryder System Inc.
2.65%, 03/02/20 (Call 02/20/20)	25	24,747
2.88%, 09/01/20 (Call 08/01/20)	25	24,730
Union Pacific Corp.
3.20%, 06/08/21	25	24,904
3.60%, 09/15/37 (Call 03/15/37)	15	13,102
3.75%, 03/15/24 (Call 12/15/23)	10	9,984
3.75%, 07/15/25 (Call 05/15/25)	25	24,852
4.00%, 04/15/47 (Call 10/15/46)(a)	15	13,437
4.05%, 11/15/45 (Call 05/15/45)	15	13,360
4.05%, 03/01/46 (Call 09/01/45)	15	13,429
4.38%, 09/10/38 (Call 03/10/38)	25	24,073
United Parcel Service Inc.
2.45%, 10/01/22	25	24,103
2.80%, 11/15/24 (Call 09/15/24)	25	23,856
3.75%, 11/15/47 (Call 05/15/47)	15	13,201

		778,370
Trucking & Leasing — 0.0%
GATX Corp., 4.55%, 11/07/28 (Call 08/07/28)	15	14,739

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	15	14,690
3.75%, 09/01/47 (Call 03/01/47)	10	8,696
6.59%, 10/15/37	15	18,708
Veolia Environnement SA, 6.75%, 06/01/38	10	11,729

		53,823

Total Corporate Bonds & Notes — 37.4%
(Cost: $40,556,194)		38,681,922

Foreign Government Obligations(f)

Canada — 0.6%
Canada Government International Bond, 2.00%, 11/15/22	25	24,127
Export Development Canada
1.63%, 12/03/19	25	24,699
1.63%, 01/17/20	25	24,661
1.75%, 07/21/20(a)	25	24,540
2.00%, 05/17/22	25	24,176
Province of Alberta Canada, 3.30%, 03/15/28	25	24,652
Province of British Columbia Canada
2.00%, 10/23/22	25	24,021
2.25%, 06/02/26	40	37,408
Province of Manitoba Canada, 2.10%, 09/06/22	70	67,157
Province of New Brunswick Canada, 3.63%, 02/24/28	25	25,118
Province of Ontario Canada
2.20%, 10/03/22	75	72,210
2.45%, 06/29/22	25	24,357
2.50%, 04/27/26	25	23,632
4.40%, 04/14/20	50	50,952

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
2.63%, 02/13/23	$50	$48,947
2.75%, 04/12/27	25	23,843
Series PD, 7.50%, 09/15/29	25	33,946

		578,446
Chile — 0.1%
Chile Government International Bond, 3.88%, 08/05/20	100	101,182

Colombia — 0.2%
Colombia Government International Bond
6.13%, 01/18/41	100	106,493
8.13%, 05/21/24	50	58,389

		164,882
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	50	52,227
6.25%, 01/29/20	85	87,454

		139,681
Japan — 0.2%
Japan Bank for International Cooperation, 2.25%, 11/04/26	200	184,076

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	25	24,829
4.75%, 03/08/44	54	47,581
5.55%, 01/21/45	50	49,222
5.75%, 10/12/10	50	45,837
6.75%, 09/27/34	50	56,506

		223,975
Panama — 0.2%
Panama Government International Bond
7.13%, 01/29/26	100	116,889
9.38%, 04/01/29	25	34,518

		151,407
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	50	50,830
5.63%, 11/18/50	25	28,323
8.75%, 11/21/33	25	36,020

		115,173
Philippines — 0.2%
Philippine Government International Bond
3.95%, 01/20/40	100	94,555
4.00%, 01/15/21	100	101,223
10.63%, 03/16/25	35	47,971

		243,749
Poland — 0.2%
Republic of Poland Government International Bond
3.25%, 04/06/26	25	24,071
4.00%, 01/22/24	110	111,322
5.00%, 03/23/22	35	36,586

		171,979
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 06/29/20	100	102,814

Supranational — 2.0%
African Development Bank
1.25%, 07/26/21	50	47,832
2.13%, 11/16/22	25	24,168

216

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank
1.50%, 01/22/20(a)	$30	$29,557
1.63%, 03/16/21	150	145,776
1.75%, 06/08/21	70	68,015
1.88%, 02/18/22(a)	25	24,158
2.00%, 01/22/25	90	84,742
2.50%, 11/02/27	50	47,417
Corp. Andina de Fomento, 4.38%, 06/15/22	50	51,294
Council of Europe Development Bank
1.63%, 03/10/20	50	49,209
2.63%, 02/13/23	25	24,611
European Bank for Reconstruction & Development
1.63%, 05/05/20	25	24,564
1.88%, 02/23/22	100	96,569
European Investment Bank
1.38%, 06/15/20	100	97,726
1.63%, 03/16/20	100	98,442
1.75%, 05/15/20	50	49,195
1.88%, 02/10/25	100	93,244
2.25%, 03/15/22	25	24,420
2.38%, 05/13/21	90	88,827
2.38%, 06/15/22(a)	25	24,478
2.50%, 04/15/21	75	74,245
2.88%, 09/15/20	50	49,954
4.00%, 02/16/21	50	51,136
Inter-American Development Bank
1.75%, 09/14/22	65	62,080
2.13%, 11/09/20	50	49,235
2.13%, 01/18/22	100	97,447
2.13%, 01/15/25	50	47,400
2.63%, 04/19/21	40	39,732
3.13%, 09/18/28(a)	50	49,738
International Bank for Reconstruction & Development
1.38%, 05/24/21	50	48,171
1.63%, 03/09/21	25	24,302
1.63%, 02/10/22	25	23,980
1.88%, 04/21/20	30	29,605
2.00%, 01/26/22	50	48,565
2.13%, 03/03/25	40	37,969
2.50%, 11/25/24	50	48,533
2.50%, 07/29/25	50	48,328
2.50%, 11/22/27	25	23,733
3.00%, 09/27/23(a)	25	25,008
International Finance Corp., 2.00%, 10/24/22(a)	25	24,091

		2,097,496
Sweden — 0.1%
Svensk Exportkredit AB, 1.75%, 08/28/20	90	88,127

Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	75	76,015
7.63%, 03/21/36	50	63,627

		139,642

Total Foreign Government Obligations — 4.4%
(Cost: $4,629,933)		4,502,629

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	$50	$65,324
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	50	58,364
State of California GO
3.38%, 04/01/25	25	24,881
4.50%, 04/01/33 ( 04/01/28)	25	25,514
State of California GO BAB, 7.55%, 04/01/39	100	141,238
University of California RB, Series AD, 4.86%, 05/15/12	25	24,602

		339,923
Connecticut — 0.1%
State of Connecticut GO, Series A, 5.85%, 03/15/32	50	56,246

Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	49,912

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	25	26,935
Project M, Series 2010-A, 6.66%, 04/01/57	20	23,110

		50,045
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	75	71,214

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	32,116

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	29,562

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	21,895

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(d)	50	42,159
New Jersey State Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	67,601

		109,760
New York — 0.2%
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	25	29,223
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	40	45,698
Port Authority of New York & New Jersey RB 4.93%, 10/01/51	25	27,274
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	53,312

		155,507
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	29,938
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	26,445
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	26,667

		83,050

217

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.1%
State of Oregon GO, 5.89%, 06/01/27	$50	$57,535

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	48,950
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	33,897

		82,847
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	23,094

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	35	39,926

Total Municipal Debt Obligations — 1.2%
(Cost: $1,228,583)		1,202,632

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.9%
Federal Home Loan Banks
3.13%, 06/13/25	335	333,941
3.25%, 11/16/28	35	34,854
3.63%, 06/11/21	300	305,175
5.50%, 07/15/36	25	31,217
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	150	143,355
1.38%, 05/01/20	100	98,039
2.38%, 02/16/21	150	148,379
2.38%, 01/13/22	300	295,398
6.25%, 07/15/32	150	195,880
Federal National Mortgage Association
1.88%, 04/05/22	100	96,783
5.63%, 07/15/37	86	109,401
6.25%, 05/15/29	50	62,626
6.63%, 11/15/30	100	131,447
Tennessee Valley Authority, 3.50%, 12/15/42	50	47,264

		2,033,759
U.S. Government Obligations — 53.3%
U.S. Treasury Note/Bond
1.13%, 12/31/19	520	511,002
1.13%, 04/30/20	250	244,279
1.13%, 07/31/21	600	573,959
1.38%, 04/30/21	1,500	1,449,885
1.38%, 06/30/23	200	187,319
1.38%, 08/31/23	150	140,136
1.50%, 04/15/20	1,200	1,179,275
1.50%, 03/31/23	2,000	1,889,747
1.50%, 08/15/26	200	180,056
1.63%, 08/15/22	450	430,645
1.63%, 11/15/22	250	238,569
1.63%, 04/30/23	250	237,234
1.63%, 02/15/26	1,500	1,372,655
1.63%, 05/15/26	850	775,234
1.75%, 12/31/20	700	685,259
1.75%, 02/28/22	700	676,470
1.75%, 03/31/22	500	482,776
1.75%, 04/30/22	500	482,277
1.75%, 05/15/22	600	578,523
1.75%, 09/30/22	200	192,033

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 05/15/23	$750	$715,247
1.88%, 12/31/19	1,400	1,386,912
1.88%, 04/30/22	750	726,529
1.88%, 08/31/22	1,900	1,834,152
1.88%, 09/30/22	3,000	2,894,305
2.00%, 07/31/20	700	690,800
2.00%, 11/15/21	250	244,216
2.00%, 11/30/22	1,500	1,452,022
2.00%, 05/31/24	1,200	1,146,321
2.00%, 02/15/25	750	711,112
2.00%, 11/15/26	450	419,275
2.13%, 08/31/20	600	592,915
2.13%, 01/31/21	500	492,723
2.13%, 06/30/21	250	245,712
2.13%, 12/31/21	250	244,799
2.13%, 06/30/22	1,250	1,219,238
2.25%, 03/31/21	1,500	1,481,016
2.25%, 12/31/23	1,000	970,617
2.25%, 11/15/24	1,000	964,200
2.25%, 11/15/25	850	813,644
2.25%, 02/15/27	1,200	1,136,837
2.25%, 08/15/27	300	282,983
2.25%, 11/15/27	1,600	1,506,000
2.25%, 08/15/46	700	564,748
2.38%, 05/15/27	200	191,046
2.50%, 08/15/23	400	393,671
2.50%, 02/15/45	950	814,219
2.50%, 05/15/46	200	170,524
2.75%, 09/30/20	500	499,374
2.75%, 11/30/20	500	499,417
2.75%, 11/15/23	500	497,427
2.75%, 02/15/28	700	685,605
2.75%, 08/15/42	550	500,130
2.75%, 11/15/47	800	715,816
2.88%, 09/30/23	250	250,202
2.88%, 11/30/23	750	751,060
2.88%, 08/15/45	200	184,438
2.88%, 11/15/46	850	782,104
3.00%, 11/15/44	500	473,116
3.00%, 05/15/45	500	472,885
3.00%, 11/15/45	850	803,116
3.00%, 02/15/47	200	188,600
3.13%, 05/15/21	1,000	1,007,186
3.13%, 11/15/41	500	487,473
3.13%, 02/15/42	800	779,153
3.38%, 11/15/48	200	202,434
3.50%, 05/15/20	1,100	1,110,767
3.63%, 02/15/20	2,000	2,019,342
3.63%, 02/15/21	500	508,526
3.63%, 02/15/44	500	526,899
4.25%, 11/15/40	162	187,147
4.38%, 05/15/40	550	645,965
4.38%, 05/15/41	200	235,146
4.63%, 02/15/40	100	121,282
6.00%, 02/15/26	650	779,208
6.13%, 08/15/29	100	128,034
6.38%, 08/15/27	250	314,583
6.50%, 11/15/26	300	375,259
6.88%, 08/15/25	300	371,826

218

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.25%, 08/15/22	$400	$461,349
7.63%, 11/15/22	600	706,386

		55,084,371

Total U.S. Government & Agency Obligations — 55.2%
(Cost: $59,221,708)		57,118,130

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(g)(h)(i)	1,283	1,283,477

Total Short-Term Investments — 1.2%
(Cost: $1,283,477)		1,283,477

Total Investments in Securities — 99.4%
(Cost: $106,919,895)		102,788,790

Other Assets, Less Liabilities — 0.6%		588,865

Net Assets — 100.0%		$103,377,655

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments are denominated in U.S. dollars.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,512	—	(3,229	)(a)	1,283	$1,283,477	$14,243	(b)	$—	$—
PNC Bank N.A., 2.63%, 02/17/22(c)	250	—	—		250	242,215	4,468		—	(2,439)

						$1,525,692	$18,711		$—	$(2,439)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$38,681,922	$—	$38,681,922
Foreign Government Obligations	—	4,502,629	—	4,502,629
Municipal Debt Obligations	—	1,202,632	—	1,202,632
U.S. Government & Agency Obligations	—	57,118,130	—	57,118,130
Money Market Funds	1,283,477	—	—	1,283,477

	$1,283,477	$101,505,313	$—	$102,788,790

219

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Government/Credit Bond ETF

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond

220

Schedule of Investments (unaudited) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 12/31/18)(a)	$8,346	$8,360,700
5.38%, 01/15/24 (Call 01/15/19)(a)	9,414	9,516,302
5.75%, 02/01/26 (Call 02/01/21)(a)	5,703	5,820,339
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 12/31/18)(a)	9,406	9,429,515
5.63%, 02/15/24 (Call 02/15/19)(a)	9,808	9,837,424
5.88%, 03/15/25 (Call 09/15/19)(a)	7,811	7,855,805

		50,820,085
Aerospace & Defense — 2.3%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	23,226	22,554,653
5.40%, 04/15/21 (Call 01/15/21)	21,873	22,189,706
5.87%, 02/23/22	10,091	10,246,301
6.15%, 08/15/20(a)	18,132	18,756,988
Bombardier Inc.
5.75%, 03/15/22(b)	8,803	8,362,850
6.00%, 10/15/22 (Call 12/31/18)(a)(b)	20,388	19,292,145
6.13%, 01/15/23(b)	22,265	21,151,750
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	17,480	16,606,000
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	26,117	24,811,150
7.75%, 03/15/20(a)(b)	12,627	12,863,756
8.75%, 12/01/21(a)(b)	24,433	25,074,366
KLX Inc., 5.88%, 12/01/22 (Call 12/01/18)(a)(b)	24,014	24,711,532
TransDigm Inc.
5.50%, 10/15/20 (Call 12/31/18)(a)	11,729	11,740,025
6.00%, 07/15/22 (Call 12/31/18)(a)	20,486	20,537,215
6.38%, 06/15/26 (Call 06/15/21)	16,691	16,294,589
6.50%, 07/15/24 (Call 07/15/19)(a)	19,988	20,037,970
6.50%, 05/15/25 (Call 05/15/20)(a)	12,301	12,285,624
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	8,591	8,462,135
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	8,484	7,805,280

		323,784,035
Agriculture — 0.1%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	8,693	8,475,675
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	13,510	12,091,450

		20,567,125
Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(b)	8,360	8,870,040
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	9,055	9,055,000
5.50%, 10/01/19(b)	2,342	2,361,614
United Continental Holdings Inc., 4.25%, 10/01/22(a)	7,519	7,349,823

		27,636,477
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	15,582	14,997,675
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,911	14,053,618

		29,051,293
Auto Manufacturers — 1.0%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,407	6,666,300
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	16,151	15,545,337

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(a)	$23,376	$23,463,985
5.25%, 04/15/23(a)	24,054	24,102,108
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(b)	7,347	7,115,570
4.25%, 11/15/19(a)(b)	5,073	5,035,190
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,512	5,540,100
5.63%, 02/01/23 (Call 12/31/18)(a)(b)	10,314	9,303,228
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	19,364	19,146,349
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	30,280	26,192,200

		142,110,367
Auto Parts & Equiptment — 0.6%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(a)	12,335	11,471,550
6.25%, 03/15/26 (Call 03/15/21)(a)	7,137	6,479,651
6.50%, 04/01/27 (Call 04/01/22)(a)	8,691	7,887,083
6.63%, 10/15/22 (Call 12/31/18)(a)	6,385	6,378,987
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	7,841	7,452,136
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	5,258	5,018,892
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	11,664	10,468,440
5.00%, 05/31/26 (Call 05/31/21)(a)	15,860	14,452,425
5.13%, 11/15/23 (Call 12/31/18)(a)	17,915	17,691,062

		87,300,226
Banks — 1.0%
BPCE SA, 12.50%, (Call 09/30/19)(b)(c)(d)(e)	360	381,600
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)(a)	8,026	8,005,935
4.75%, 02/16/24 (Call 11/16/23)(a)	8,623	8,476,220
5.00%, 08/15/22(a)	17,907	17,974,151
5.00%, 08/01/23(a)	11,578	11,592,473
5.25%, 03/07/25 (Call 12/07/24)(a)	7,563	7,608,756
5.38%, 05/15/20(a)	4,273	4,391,963
6.13%, 03/09/28(a)	7,810	8,015,013
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(d)(e)	24,812	21,042,042
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(d)(e)	16,316	12,636,628
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)(e)	9,982	9,192,424
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	7,227	6,443,751
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	12,008	10,719,606
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(d)(e)	16,564	14,035,565

		140,516,127
Building Materials — 0.6%
Griffon Corp., 5.25%, 03/01/22 (Call 12/31/18)(a)	16,548	15,472,380
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	18,752	16,416,438
5.00%, 02/15/27 (Call 02/15/22)(b)	8,918	7,981,610
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	16,567	15,738,650
5.50%, 02/15/23 (Call 02/15/19)(a)(b)	9,384	9,243,240
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	17,817	17,371,575
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 12/17/18)(a)	11,024	10,872,420

		93,096,313
Chemicals — 1.9%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	19,436	19,324,416

221

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(a)	$10,505	$11,734,715
10.00%, 10/15/25 (Call 10/15/20)(a)	6,558	7,492,515
CF Industries Inc.
3.45%, 06/01/23(a)	13,822	12,871,737
7.13%, 05/01/20	8,464	8,790,318
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	9,217	8,359,161
6.63%, 05/15/23 (Call 12/31/18)(a)	14,580	14,798,700
7.00%, 05/15/25 (Call 05/15/20)(a)	13,481	13,615,810
Hexion Inc.
6.63%, 04/15/20 (Call 12/31/18)	27,728	22,944,920
10.38%, 02/01/22 (Call 02/01/19)(b)	11,240	9,439,352
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 12/31/18)(a)	7,408	3,481,760
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	11,390	11,484,466
5.13%, 11/15/22 (Call 08/15/22)(a)	5,184	5,277,364
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	17,357	16,228,795
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	8,521	7,956,484
5.25%, 08/01/23 (Call 12/31/18)(a)(b)	9,724	9,377,684
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	17,965	16,482,887
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	9,591	8,571,956
5.13%, 09/15/27 (Call 03/15/22)(a)	9,666	9,037,441
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(b)	11,815	11,549,163
6.50%, 02/01/22 (Call 12/31/18)(a)(b)	20,094	20,458,204
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	7,127	6,057,950
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	12,205	10,679,375
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	12,236	12,324,099

		278,339,272
Coal — 0.1%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(b)	6,781	6,708,952
6.38%, 03/31/25 (Call 03/31/20)(b)	7,302	6,982,537

		13,691,489
Commercial Services — 3.6%
ADT Security Corp. (The)
3.50%, 07/15/22	16,374	15,330,158
4.13%, 06/15/23(a)	11,730	10,945,923
6.25%, 10/15/21(a)	15,466	16,026,643
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(a)	6,727	5,465,688
7.88%, 12/01/22 (Call 12/31/18)	14,606	14,277,365
8.75%, 12/01/20 (Call 12/31/18)	11,827	11,331,744
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 12/31/18)(a)	10,956	10,819,050
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)(b)	12,259	9,705,450
5.88%, 10/15/20 (Call 12/31/18)(a)	11,796	11,622,009
6.25%, 10/15/22 (Call 12/31/18)(a)	9,757	8,610,553
7.38%, 01/15/21 (Call 12/31/18)(a)	8,544	8,450,016
7.63%, 06/01/22 (Call 06/01/19)(b)	22,674	22,305,547
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 12/31/18)(a)(b)	18,114	17,956,861

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co. Luxembourg SARL (The)
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	$7,494	$7,306,650
5.50%, 10/01/21 (Call 12/31/18)(a)(b)	10,504	10,540,134
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 12/31/18)(a)	13,972	13,915,413
5.00%, 04/15/22 (Call 12/31/18)(a)(b)	41,009	40,153,962
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	41,920	44,435,200
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	20,306	20,052,175
8.25%, 11/15/26 (Call 11/15/21)(b)	26,044	24,826,443
RR Donnelley & Sons Co., 7.88%, 03/15/21(a)	2,605	2,683,150
Service Corp. International/U.S
4.63%, 12/15/27 (Call 12/15/22)(a)	8,726	8,147,903
5.38%, 01/15/22 (Call 12/31/18)(a)	6,730	6,789,067
5.38%, 05/15/24 (Call 05/15/19)(a)	14,216	14,287,080
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	11,768	11,326,700
United Rentals North America Inc.
4.63%, 07/15/23 (Call 12/31/18)(a)	16,874	16,768,538
4.63%, 10/15/25 (Call 10/15/20)(a)	13,268	12,285,505
4.88%, 01/15/28 (Call 01/15/23)(a)	28,557	25,754,844
5.50%, 07/15/25 (Call 07/15/20)(a)	15,611	15,191,454
5.50%, 05/15/27 (Call 05/15/22)(a)	16,777	15,833,294
5.75%, 11/15/24 (Call 05/15/19)(a)	15,493	15,434,901
5.88%, 09/15/26 (Call 09/15/21)(a)	17,964	17,469,990
6.50%, 12/15/26 (Call 12/15/21)(a)	16,812	16,896,060
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	19,569	18,835,162

		521,780,632
Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	25,591	24,183,495
Dell Inc., 4.63%, 04/01/21(a)	8,193	8,118,971
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 12/17/18)(a)(b)	27,207	27,581,096
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	27,778	29,028,010
EMC Corp.
2.65%, 06/01/20	31,333	30,479,176
3.38%, 06/01/23 (Call 03/01/23)(a)	17,735	16,028,006
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	17,054	17,309,810
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(a)(b)	12,822	11,936,000
9.25%, 03/01/21 (Call 12/31/18)(a)(b)	12,379	11,419,628
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	9,630	9,702,225
NCR Corp.
4.63%, 02/15/21 (Call 12/31/18)	8,546	8,455,021
5.00%, 07/15/22 (Call 12/31/18)(a)	10,861	10,440,476
5.88%, 12/15/21 (Call 12/31/18)(a)	5,903	5,832,164
6.38%, 12/15/23 (Call 12/31/18)(a)	11,653	11,478,205
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	20,535	16,941,375
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	41,026	37,487,507

		276,421,165
Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	8,500	8,500,000

222

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Avon Products Inc.
6.60%, 03/15/20(a)	$6,557	$6,622,570
7.00%, 03/15/23(a)	9,322	8,436,410
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	9,374	9,287,584
4.70%, 05/24/22(a)	9,091	8,826,604
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 12/31/18)(a)(b)	9,331	9,223,693
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	6,964	6,390,631

		57,287,492
Diversified Financial Services — 4.2%
Ally Financial Inc.
3.75%, 11/18/19(a)	9,092	9,082,908
4.13%, 03/30/20(a)	10,412	10,416,946
4.13%, 02/13/22(a)	8,823	8,690,655
4.25%, 04/15/21(a)	10,367	10,311,925
4.63%, 05/19/22(a)	6,073	6,073,000
4.63%, 03/30/25(a)	8,514	8,383,097
5.13%, 09/30/24(a)	11,714	11,878,582
5.75%, 11/20/25 (Call 10/21/25)(a)	19,993	20,442,842
7.50%, 09/15/20(a)	8,826	9,304,337
8.00%, 03/15/20(a)	16,636	17,458,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 12/31/18)(a)	24,052	24,134,498
6.00%, 08/01/20 (Call 12/31/18)(a)	29,542	29,763,565
6.25%, 02/01/22 (Call 02/01/19)(a)	20,345	20,675,606
6.38%, 12/15/25 (Call 12/15/20)	11,882	11,748,752
6.75%, 02/01/24 (Call 02/01/20)(a)	7,861	7,910,131
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 12/31/18)(a)(b)	7,511	7,452,790
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	7,313	7,038,763
7.38%, 04/01/20 (Call 12/31/18)(a)(b)	7,896	7,925,610
7.50%, 04/15/21 (Call 12/31/18)(a)(b)	7,340	7,358,350
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	8,847	8,811,059
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	8,089	7,371,101
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)(b)	17,586	17,761,860
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	13,132	13,255,113
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 07/01/21 (Call 12/31/18)(a)	12,585	12,575,719
Navient Corp.
5.00%, 10/26/20(a)	9,013	8,936,577
5.50%, 01/25/23(a)	16,892	15,974,704
5.88%, 03/25/21(a)	13,616	13,515,582
5.88%, 10/25/24(a)	9,269	8,353,686
6.13%, 03/25/24(a)	15,226	14,236,310
6.50%, 06/15/22(a)	16,003	16,067,012
6.63%, 07/26/21(a)	13,683	13,819,830
6.75%, 06/25/25(a)	9,242	8,594,803
6.75%, 06/15/26(a)	7,097	6,405,043
7.25%, 01/25/22	11,014	11,223,463
7.25%, 09/25/23(a)	10,295	10,346,475
8.00%, 03/25/20(a)	22,858	23,637,316
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	16,410	14,665,064
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	22,691	21,600,414

Security	Par (000)	Value

Diversified Financial Services (continued)
Springleaf Finance Corp.
5.25%, 12/15/19(a)	$9,756	$9,793,703
5.63%, 03/15/23(a)	15,666	15,078,525
6.13%, 05/15/22(a)	15,441	15,460,301
6.88%, 03/15/25(a)	20,953	19,695,820
7.13%, 03/15/26	27,955	26,417,475
7.75%, 10/01/21(a)	11,220	11,738,925
8.25%, 12/15/20(a)	18,273	19,269,792

		600,656,817
Electric — 2.5%
AES Corp./VA
4.00%, 03/15/21(a)	9,446	9,341,504
4.50%, 03/15/23 (Call 03/15/20)(a)	7,561	7,485,390
4.88%, 05/15/23 (Call 12/31/18)(a)	12,585	12,506,344
5.13%, 09/01/27 (Call 09/01/22)(a)	8,707	8,609,999
5.50%, 04/15/25 (Call 04/15/20)(a)	7,854	7,926,159
6.00%, 05/15/26 (Call 05/15/21)(a)	6,392	6,583,760
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,136	17,892,160
5.38%, 01/15/23 (Call 12/31/18)	21,368	20,246,180
5.50%, 02/01/24 (Call 02/01/19)(a)	12,479	11,511,877
5.75%, 01/15/25 (Call 10/15/19)(a)	25,976	23,865,450
5.88%, 01/15/24 (Call 12/31/18)(a)(b)	6,925	6,930,471
6.00%, 01/15/22 (Call 12/31/18)(a)(b)	12,307	12,358,792
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	8,013	7,639,514
5.75%, 10/15/25 (Call 10/15/21)(b)	11,379	10,952,287
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	1,775	1,885,937
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	11,057	10,407,401
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,998	7,338,165
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	12,319	12,083,646
6.25%, 05/01/24 (Call 05/01/19)	15,478	15,891,766
6.63%, 01/15/27 (Call 07/15/21)(a)	21,791	22,197,838
7.25%, 05/15/26 (Call 05/15/21)(a)	17,391	18,399,678
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(a)	9,454	8,700,339
6.50%, 06/01/25 (Call 06/01/20)	11,151	8,084,475
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	7,360	7,470,400
10.50%, 01/15/26 (Call 01/15/22)(b)	10,543	9,053,801
Vistra Energy Corp.
5.88%, 06/01/23 (Call 12/31/18)	8,033	8,123,371
7.38%, 11/01/22 (Call 12/31/18)	29,495	30,601,062
7.63%, 11/01/24 (Call 11/01/19)	19,780	21,016,250
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/21)(b)	18,146	17,891,167

		362,995,183
Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition Inc., 6.38%, 07/15/26 (Call 07/15/21)(a)(b)	7,377	6,956,142
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	11,996	11,039,079

		17,995,221

223

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.2%
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	$8,332	$8,207,020
5.00%, 10/01/25(a)(b)	13,508	13,068,990
5.63%, 11/01/24(a)(b)	6,668	6,750,933

		28,026,943
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	10,795	10,285,476
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	11,097	9,931,815

		20,217,291
Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	17,388	15,793,520
5.88%, 10/15/24 (Call 07/15/24)	14,261	14,314,479
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	16,819	14,842,768

		44,950,767
Entertainment — 1.8%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	10,772	9,748,660
5.88%, 11/15/26 (Call 11/15/21)(a)	10,558	9,409,818
6.13%, 05/15/27 (Call 05/15/22)(a)	7,721	6,852,388
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	30,533	28,014,028
Cinemark USA Inc.
4.88%, 06/01/23 (Call 12/31/18)(a)	13,496	13,124,860
5.13%, 12/15/22 (Call 12/31/18)(a)	5,850	5,824,789
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(a)	15,793	15,398,175
6.00%, 09/15/26 (Call 09/15/21)(a)(b)	9,878	9,544,618
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	25,308	26,071,985
6.25%, 01/15/27 (Call 07/15/26)(b)	12,703	12,720,333
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	18,768	19,148,990
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	20,692	19,370,816
10.00%, 12/01/22 (Call 12/31/18)(a)	35,353	36,719,393
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)(b)	18,298	17,520,335
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,114	7,784,030
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	16,637	16,653,013

		253,906,231
Environmental Control — 0.3%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)(a)	7,301	7,018,087
5.88%, 07/01/25 (Call 07/01/20)	6,841	6,439,091
6.00%, 01/01/27 (Call 01/01/22)(a)	7,437	6,874,112
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	7,424	6,792,960
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	6,273	5,645,700
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/31/18)(a)(b)	8,077	7,915,460

		40,685,410

Security	Par (000)	Value

Food — 1.9%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)(a)	$21,482	$19,239,816
6.63%, 06/15/24 (Call 06/15/19)(a)	22,073	21,272,854
B&G Foods Inc.
4.63%, 06/01/21 (Call 12/31/18)(a)	10,848	10,687,952
5.25%, 04/01/25 (Call 04/01/20)(a)	15,634	14,775,693
ESAL GmbH, 6.25%, 02/05/23 (Call 12/31/18)(a)(b)	11,681	11,476,583
JBS Investments GmbH, 7.25%, 04/03/24 (Call 04/03/19)(a)(b)	11,550	11,589,848
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	16,875	16,326,562
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	13,800	13,576,095
6.75%, 02/15/28 (Call 02/15/23)(b)	16,360	15,951,000
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	15,055	14,668,588
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	11,991	11,679,234
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	17,808	17,340,540
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	12,503	11,846,593
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	30,061	27,580,967
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	17,852	17,048,660
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	15,813	14,725,856
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	22,943	21,537,741
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 02/15/19)(a)(b)	3,399	3,360,761

		274,685,343
Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	8,856	8,468,550
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	9,120	9,051,600
5.00%, 02/01/28 (Call 02/01/23)(b)	19,810	18,867,440
5.13%, 01/15/24 (Call 01/15/19)	13,700	13,768,500

		50,156,090
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	11,960	11,063,000
5.63%, 05/20/24 (Call 03/20/24)(a)	11,040	10,529,400
5.75%, 05/20/27 (Call 02/20/27)(a)	8,848	8,040,620
5.88%, 08/20/26 (Call 05/20/26)(a)	10,818	10,125,107
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)(a)	200	178,000
7.50%, 11/01/23 (Call 11/01/19)(a)	10,893	10,631,568

		50,567,695
Health Care - Products — 1.4%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	26,412	26,279,940
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	34,896	35,419,440
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 12/31/18)(a)(b)	17,269	17,916,588
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	16,560	15,754,770
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	5,840	5,478,621
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 12/17/18)(a)(b)	8,535	8,719,569
12.50%, 11/01/21 (Call 05/01/19)(a)(b)	6,653	7,142,352
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	8,121	6,606,667

224

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 12/31/18)(a)(b)	$13,335	$13,161,645
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	13,227	10,581,600
5.63%, 10/15/23 (Call 12/31/18)(a)(b)	13,048	11,221,280
5.75%, 08/01/22 (Call 12/31/18)(a)(b)	15,462	14,016,303
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 12/31/18)(b)	21,825	21,033,844
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	8,726	8,213,711
4.88%, 06/01/26 (Call 06/01/21)	6,618	6,411,188

		207,957,518
Health Care - Services — 7.7%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 12/31/18)(a)	12,802	12,588,591
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	15,311	15,368,416
4.75%, 01/15/25 (Call 01/15/20)(a)	22,255	22,088,088
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	31,256	31,555,432
5.63%, 02/15/21 (Call 12/31/18)(a)	22,363	22,642,538
6.13%, 02/15/24 (Call 02/15/19)(a)	15,605	16,188,627
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 12/31/18)(a)	17,522	16,634,949
6.25%, 03/31/23 (Call 03/31/20)	51,966	48,198,465
6.88%, 02/01/22 (Call 12/31/18)(a)	41,591	20,595,863
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	24,354	18,630,810
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	18,229	18,525,221
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	31,542	25,312,455
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	27,518	25,970,112
5.13%, 07/15/24 (Call 07/15/19)(a)	29,334	28,233,975
5.75%, 08/15/22 (Call 12/31/18)(a)	21,054	21,395,887
Encompass Health Corp., 5.75%, 11/01/24 (Call 12/31/18)(a)	19,107	19,157,634
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	20,951	19,639,467
HCA Healthcare Inc., 6.25%, 02/15/21(a)	17,491	18,059,458
HCA Inc.
4.25%, 10/15/19(a)	563	566,035
4.50%, 02/15/27 (Call 08/15/26)(a)	20,970	20,131,200
4.75%, 05/01/23	23,212	23,212,000
5.00%, 03/15/24(a)	31,286	31,392,372
5.25%, 04/15/25(a)	23,652	23,888,520
5.25%, 06/15/26 (Call 12/15/25)(a)	25,105	25,293,287
5.38%, 02/01/25(a)	44,770	45,161,737
5.38%, 09/01/26 (Call 03/01/26)	16,406	16,262,283
5.63%, 09/01/28 (Call 03/01/28)(a)	17,310	17,007,075
5.88%, 03/15/22(a)	22,609	23,473,794
5.88%, 05/01/23(a)	20,341	21,027,509
5.88%, 02/15/26 (Call 08/15/25)(a)	25,205	25,961,150
6.50%, 02/15/20(a)	47,251	48,609,466
7.50%, 02/15/22(a)	32,588	35,195,040
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/31/18)(b)	2,212	2,184,350
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	10,993	10,949,028
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	12,248	12,229,628
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	27,049	27,049,000

Security	Par (000)	Value

Health Care - Services (continued)
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(a)(b)	$14,403	$15,042,061
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	21,083	21,003,939
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	17,927	17,681,461
4.50%, 04/01/21(a)	14,845	14,699,519
4.63%, 07/15/24 (Call 07/15/20)(a)	29,965	28,616,575
4.75%, 06/01/20(a)	9,209	9,209,000
5.13%, 05/01/25 (Call 05/01/20)(a)	24,819	23,640,098
6.00%, 10/01/20(a)	28,537	29,092,045
6.75%, 06/15/23(a)	33,532	33,112,850
7.00%, 08/01/25 (Call 08/01/20)(a)	7,874	7,677,150
7.50%, 01/01/22 (Call 01/01/19)(b)	12,590	13,101,469
8.13%, 04/01/22(a)	46,802	48,674,080
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)(a)	23,169	22,879,388
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	11,272	11,203,579

		1,106,012,676
Holding Companies - Diversified — 0.1%
Spectrum Brands Holdings Inc., 7.75%, 01/15/22 (Call 12/31/18)(a)	13,368	13,652,070

Home Builders — 1.6%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)	6,803	5,578,460
8.75%, 03/15/22 (Call 03/15/19)(a)	8,283	8,438,306
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 12/31/18)(a)(b)	9,502	9,479,433
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 12/31/18)(a)(b)	7,918	7,660,665
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	8,556	7,871,520
10.50%, 07/15/24 (Call 07/15/20)(a)(b)	6,217	5,579,758
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(a)	8,651	8,956,164
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(a)	8,218	8,038,488
4.50%, 11/15/19 (Call 08/15/19)(a)	6,936	6,959,929
4.50%, 04/30/24 (Call 01/31/24)(a)	9,773	9,319,044
4.75%, 04/01/21 (Call 02/01/21)(a)	10,443	10,521,323
4.75%, 11/15/22 (Call 08/15/22)(a)	10,064	9,946,251
4.75%, 05/30/25 (Call 02/28/25)(a)	8,758	8,331,048
4.75%, 11/29/27 (Call 05/29/27)(a)	15,546	14,302,320
4.88%, 12/15/23 (Call 09/15/23)(a)	7,901	7,744,560
5.88%, 11/15/24 (Call 05/15/24)(a)	7,308	7,330,874
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	6,176	6,029,320
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)(a)	13,466	13,482,832
5.00%, 01/15/27 (Call 10/15/26)	11,093	10,311,110
5.50%, 03/01/26 (Call 12/01/25)	11,656	11,484,657
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	972	976,860
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 12/31/18)(a)(b)	10,660	10,637,614
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	6,866	6,005,080
4.38%, 04/15/23 (Call 01/15/23)	6,656	6,408,896
4.88%, 03/15/27 (Call 12/15/26)(a)	7,804	7,191,386

225

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.88%, 02/15/22 (Call 11/15/21)(a)	$9,626	$9,874,621
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	8,221	7,357,795
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	7,735	6,643,050

		232,461,364
Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	10,968	10,355,711
5.63%, 10/15/23 (Call 12/31/18)	6,892	6,783,164

		17,138,875
Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 12/31/18)(b)	15,706	13,507,160
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/31/18)(a)(b)	5,628	5,592,825
6.38%, 03/01/24 (Call 03/01/19)(a)(b)	9,676	9,591,335
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)(a)	18,157	17,203,758
6.63%, 11/15/22 (Call 12/31/18)(a)	9,638	9,835,579

		55,730,657
Insurance — 0.4%
Genworth Holdings Inc.
4.80%, 02/15/24	791	670,373
4.90%, 08/15/23	397	344,265
7.63%, 09/24/21	11,812	11,961,126
7.70%, 06/15/20(a)	701	720,102
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	23,261	22,228,793
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	7,896	7,469,287
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(d)(e)	12,319	11,894,980

		55,288,926
Internet — 1.9%
Netflix Inc.
4.38%, 11/15/26(a)	16,396	15,086,288
4.88%, 04/15/28	31,061	28,576,120
5.38%, 02/01/21(a)	8,603	8,818,075
5.50%, 02/15/22(a)	15,297	15,655,933
5.75%, 03/01/24(a)	6,260	6,393,847
5.88%, 02/15/25(a)	12,793	13,064,851
5.88%, 11/15/28(a)(b)	31,560	31,126,050
6.38%, 05/15/29(a)(b)	12,153	12,320,104
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	6,970	6,779,850
4.20%, 09/15/20(a)	10,220	10,247,324
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	20,764	20,089,170
VeriSign Inc.
4.63%, 05/01/23 (Call 12/31/18)(a)	12,989	13,051,625
4.75%, 07/15/27 (Call 07/15/22)(a)	9,932	9,472,645
5.25%, 04/01/25 (Call 01/01/25)(a)	7,304	7,377,040
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	29,051	27,743,705
6.00%, 04/01/23 (Call 12/31/18)(a)	24,924	24,816,939
6.38%, 05/15/25 (Call 05/15/20)(a)	16,150	15,887,563

		266,507,129

Security	Par (000)	Value

Iron & Steel — 0.8%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)(a)	$7,265	$6,029,950
7.63%, 10/01/21 (Call 12/31/18)(a)	8,051	7,769,215
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(a)	9,177	9,130,351
7.88%, 08/15/23 (Call 05/15/23)(a)	8,365	8,736,197
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	6,331	6,004,953
5.75%, 03/01/25 (Call 03/01/20)(a)	20,209	18,642,802
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	7,386	7,109,025
5.13%, 10/01/21 (Call 12/31/18)(a)	10,622	10,685,201
5.25%, 04/15/23 (Call 12/31/18)	6,493	6,484,884
5.50%, 10/01/24 (Call 10/01/19)(a)	8,239	8,250,205
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	10,692	9,806,595
6.88%, 08/15/25 (Call 08/15/20)	13,395	12,651,176

		111,300,554
Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 12/31/18)(a)(b)	6,461	6,402,205
5.38%, 04/15/23 (Call 12/31/18)(a)(b)	9,995	9,893,051
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	14,935	14,057,569
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,248	11,329,400

		41,682,225
Lodging — 2.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(a)	10,977	10,688,854
6.38%, 04/01/26 (Call 04/01/21)(a)	12,289	12,228,067
6.88%, 05/15/23 (Call 12/17/18)(a)	11,738	12,191,198
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)(b)	8,148	7,974,855
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	9,799	8,966,085
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)(a)	17,735	16,890,814
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	25,481	24,907,678
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	14,955	14,375,494
4.88%, 04/01/27 (Call 04/01/22)(a)	10,368	9,898,494
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 12/31/18)(a)(b)	14,035	14,409,559
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	6,882	6,254,018
5.25%, 03/31/20(a)	6,947	7,042,521
5.75%, 06/15/25 (Call 03/15/25)(a)	17,136	16,857,540
6.00%, 03/15/23(a)	21,188	21,558,790
6.63%, 12/15/21(a)	22,428	23,493,330
6.75%, 10/01/20(a)	17,391	18,121,422
7.75%, 03/15/22	17,403	18,742,756
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	4,769	4,464,231
4.25%, 03/01/22 (Call 12/01/21)	6,446	6,243,289
4.50%, 04/01/27 (Call 01/01/27)	8,402	7,778,152
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(b)	200	192,500

226

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	$8,484	$8,120,703
5.25%, 05/15/27 (Call 02/15/27)(b)	15,039	13,723,088
5.50%, 03/01/25 (Call 12/01/24)(b)	30,093	28,588,350

		313,711,788
Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	12,595	12,271,309

Media — 11.7%
Altice Financing SA
6.63%, 02/15/23 (Call 12/31/18)(a)(b)	33,871	33,405,274
7.50%, 05/15/26 (Call 05/15/21)(b)	48,623	45,705,620
Altice Finco SA, 8.13%, 01/15/24 (Call 12/31/18)(b)	6,271	6,004,483
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/19)(b)	23,146	22,379,289
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	87,404	83,907,840
8.13%, 02/01/27 (Call 02/01/22)(b)	33,078	32,416,440
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	25,630	20,760,300
7.75%, 05/15/22 (Call 12/31/18)(a)(b)	48,822	46,502,955
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/31/18)(a)	9,832	9,684,520
4.75%, 08/01/25 (Call 08/01/21)(a)	12,318	11,424,945
5.00%, 04/01/24 (Call 04/01/20)(a)	17,064	16,386,559
Cablevision Systems Corp.
5.88%, 09/15/22(a)	11,690	11,697,306
8.00%, 04/15/20(a)	7,802	8,123,833
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	9,538	9,082,084
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	41,600	38,799,958
5.13%, 02/15/23 (Call 12/31/18)(a)	14,836	14,746,288
5.13%, 05/01/23 (Call 12/31/18)(b)	19,131	19,020,997
5.13%, 05/01/27 (Call 05/01/22)(b)	56,795	53,991,928
5.25%, 03/15/21 (Call 12/31/18)(a)	8,617	8,623,463
5.25%, 09/30/22 (Call 12/31/18)(a)	19,935	20,003,576
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	12,983	12,765,467
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	24,730	24,057,344
5.75%, 09/01/23 (Call 12/31/18)(a)	7,489	7,537,004
5.75%, 01/15/24 (Call 12/31/18)	14,977	15,051,885
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	42,308	42,202,230
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	29,870	30,131,362
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	13,176	12,966,502
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 12/31/18)(a)	44,728	45,455,818
Series B, 7.63%, 03/15/20 (Call 12/31/18)(a)	31,989	31,931,420
CSC Holdings LLC
5.25%, 06/01/24	12,639	11,997,571
5.38%, 07/15/23 (Call 12/10/18)(a)(b)	18,498	18,359,265
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	17,284	16,273,750
5.50%, 05/15/26 (Call 05/15/21)(b)	24,441	23,646,667
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	20,757	19,926,720
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	17,883	18,596,174
6.75%, 11/15/21(a)	14,559	15,250,552
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	16,620	17,139,375
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	10,592	11,095,120
10.13%, 01/15/23 (Call 01/15/19)(a)(b)	28,647	31,013,242
10.88%, 10/15/25 (Call 10/15/20)(a)(b)	28,783	33,172,407
5.13%, 12/15/21 (Call 12/10/18)(b)	19,801	19,691,775

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23(a)	$27,261	$23,989,680
5.13%, 05/01/20(a)	16,958	17,001,808
5.88%, 07/15/22(a)	32,024	30,582,920
5.88%, 11/15/24(a)	36,553	31,115,741
6.75%, 06/01/21(a)	34,839	35,448,682
7.75%, 07/01/26(a)	35,018	30,990,930
Gray Escrow Inc., 7.00%, 05/15/27 (Call 05/15/22)(b)	5,023	5,098,847
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	10,340	9,958,712
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	11,001	10,733,263
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	24,001	24,541,022
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	15,586	15,040,490
5.88%, 11/15/22 (Call 12/10/18)(a)	5,891	5,952,365
Quebecor Media Inc., 5.75%, 01/15/23(a)	14,522	14,776,135
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(b)	6,444	5,746,437
5.38%, 04/01/21 (Call 12/17/18)(a)	9,375	9,395,257
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	11,257	10,721,589
6.13%, 10/01/22 (Call 12/17/18)(a)	6,991	7,119,168
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	16,828	16,251,473
4.63%, 05/15/23 (Call 12/31/18)(a)(b)	8,042	7,806,772
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	26,596	25,000,240
5.38%, 04/15/25 (Call 04/15/20)(b)	18,015	17,744,775
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	16,138	15,734,550
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	25,479	26,115,975
TEGNA Inc.
5.13%, 07/15/20 (Call 12/31/18)(a)	9,581	9,616,929
6.38%, 10/15/23 (Call 12/31/18)(a)	11,144	11,388,054
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	17,200	15,712,200
Tribune Media Co., 5.88%, 07/15/22 (Call 12/10/18)(a)	16,507	16,713,337
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	16,365	16,666,771
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(b)	9,278	9,324,390
Univision Communications Inc.
5.13%, 05/15/23 (Call 12/31/18)(a)(b)	22,429	20,943,588
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	24,908	22,635,145
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	9,114	8,299,436
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	20,258	19,422,357
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)(e)	10,514	10,044,550
6.25%, 02/28/57 (Call 02/28/27)(a)(d)(e)	11,907	11,386,069
Videotron Ltd.
5.00%, 07/15/22(a)	14,570	14,636,476
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	8,981	8,509,498
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,411	11,404,076
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)(b)	6,400	6,098,880
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	8,161	7,916,170
Virgin Media Secured Finance PLC
5.25%, 01/15/21(a)	7,694	7,793,381
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	16,843	15,769,259
5.50%, 01/15/25 (Call 01/15/19)(a)(b)	6,304	6,087,300
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	12,432	11,767,888

227

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	$6,544	$5,971,433
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	10,521	9,436,307
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	35,804	33,230,587

		1,678,570,220
Metal Fabricate & Hardware — 0.3%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	28,293	26,383,223
6.25%, 08/15/24 (Call 08/15/19)(b)	19,883	19,684,170

		46,067,393
Mining — 1.5%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	9,907	9,671,709
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	12,928	13,396,640
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	7,915	8,231,600
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)(b)	7,557	7,893,489
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)(a)(b)	7,557	7,094,512
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	6,183	5,641,988
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	10,392	9,963,330
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	13,062	12,526,006
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	6,784	6,425,737
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	13,923	12,983,197
Freeport-McMoRan Inc.
3.10%, 03/15/20(a)	14,190	13,996,525
3.55%, 03/01/22 (Call 12/01/21)	30,392	28,910,390
3.88%, 03/15/23 (Call 12/15/22)(a)	33,512	31,130,972
4.00%, 11/14/21	11,287	10,990,716
4.55%, 11/14/24 (Call 08/14/24)(a)	15,095	14,038,350
6.88%, 02/15/23 (Call 02/15/20)(a)	12,798	13,361,112
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	10,658	11,556,064

		217,812,337
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 12/31/18)(a)	11,765	11,735,826
5.00%, 09/01/25 (Call 03/01/20)(a)	7,836	7,669,485
5.50%, 12/01/24 (Call 06/01/24)(a)	10,581	10,652,887
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)(a)	11,199	10,751,040
4.38%, 05/15/22 (Call 04/15/22)	8,214	7,659,042
4.63%, 03/15/24 (Call 12/15/23)(a)	6,707	6,060,972
4.70%, 04/01/23 (Call 03/01/23)	8,661	8,033,078

		62,562,330
Oil & Gas — 9.7%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	11,285	10,778,445
5.13%, 12/01/22 (Call 12/31/18)	18,529	18,158,420
5.38%, 11/01/21 (Call 12/31/18)(a)	17,201	17,136,496
5.63%, 06/01/23 (Call 12/31/18)(a)	11,992	11,918,049
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	8,132	7,644,080
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	17,817	18,886,020
California Resources Corp., 8.00%, 12/15/22 (Call 12/31/18)(a)(b)	35,804	27,390,060

Security	Par (000)	Value

Oil & Gas (continued)
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(a)	$9,529	$9,219,308
6.38%, 07/01/26 (Call 07/01/21)(a)	6,700	6,448,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 12/31/18)(a)	14,765	13,288,500
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 12/31/18)	300	286,500
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 12/31/18)(a)	9,319	8,692,464
6.13%, 02/15/21	11,091	10,898,571
6.63%, 08/15/20(a)	6,852	6,886,572
7.00%, 10/01/24 (Call 04/01/21)(a)	14,248	13,286,260
7.50%, 10/01/26 (Call 10/01/21)	5,697	5,283,968
8.00%, 01/15/25 (Call 01/15/20)(a)	20,093	19,414,861
8.00%, 06/15/27 (Call 06/15/22)(a)	21,371	20,457,283
Citgo Holding Inc., 10.75%, 02/15/20(b)	30,299	31,321,591
CNX Resources Corp., 5.88%, 04/15/22 (Call 12/31/18)(a)	22,432	21,955,320
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	16,770	15,823,025
4.38%, 01/15/28 (Call 10/15/27)(a)	17,564	16,552,862
4.50%, 04/15/23 (Call 01/15/23)	27,595	27,014,244
5.00%, 09/15/22 (Call 12/31/18)(a)	27,102	27,148,832
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	19,476	18,210,060
Denbury Resources Inc.
7.50%, 02/15/24 (Call 08/15/20)(a)(b)	8,302	7,336,893
9.00%, 05/15/21 (Call 12/31/18)(a)(b)	9,011	9,033,528
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	8,031	8,024,619
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	8,671	7,760,545
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(a)	11,020	10,634,300
5.38%, 05/31/25 (Call 05/31/20)	16,771	16,582,326
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)(b)	8,824	9,066,660
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	7,996	8,215,890
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	11,518	8,574,511
5.20%, 03/15/25 (Call 12/15/24)(a)	10,932	8,178,448
7.75%, 02/01/26 (Call 11/01/25)(a)	17,891	14,804,802
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)(b)	15,821	15,227,712
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	8,166	7,189,421
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	16,756	8,378,000
9.38%, 05/01/24 (Call 05/01/20)(b)	17,974	9,975,570
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	11,619	9,179,010
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	8,662	7,714,594
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(a)	11,465	10,490,475
6.38%, 05/15/25 (Call 05/15/20)(a)	10,860	9,882,600
6.38%, 01/15/26 (Call 01/15/21)(a)	7,748	6,953,830
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)(b)	8,459	7,676,543
5.75%, 10/01/25 (Call 04/01/20)(b)	9,207	8,516,475
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	10,455	9,840,769
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 12/31/18)	5,533	2,069,342
9.25%, 03/15/23 (Call 03/15/20)(b)	9,098	8,563,493

228

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(a)(b)	$19,327	$18,360,650
MEG Energy Corp.
6.38%, 01/30/23 (Call 12/31/18)(b)	14,043	13,095,097
6.50%, 01/15/25 (Call 01/15/20)(b)	13,274	13,522,887
7.00%, 03/31/24 (Call 12/31/18)(a)(b)	17,600	16,478,000
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,909	8,524,243
4.45%, 12/01/22 (Call 09/01/22)	11,286	10,834,560
5.75%, 08/15/25 (Call 08/15/20)(a)	9,314	8,941,440
6.88%, 08/15/24 (Call 08/15/19)(a)	8,699	8,894,728
Nabors Industries Inc.
4.63%, 09/15/21(a)	12,880	11,978,400
5.00%, 09/15/20(a)	13,384	13,233,221
5.50%, 01/15/23 (Call 11/15/22)(a)	10,397	9,149,360
5.75%, 02/01/25 (Call 11/01/24)	12,454	10,087,740
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	12,231	12,185,134
5.63%, 07/01/24(a)	17,231	17,618,697
5.75%, 01/30/22(a)	13,521	13,897,425
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)(a)	13,629	11,891,302
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	13,235	12,389,890
7.95%, 04/01/25 (Call 01/01/25)(a)	7,480	6,432,800
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	6,359	5,882,075
6.88%, 03/15/22 (Call 12/31/18)	17,346	17,215,905
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(b)	12,271	12,086,935
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	7,874	7,499,985
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	10,719	10,263,442
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	11,758	11,202,434
6.25%, 06/01/24 (Call 06/01/19)(a)(b)	7,474	7,489,260
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 12/31/18)	9,419	9,475,514
7.25%, 06/15/25 (Call 06/15/20)(a)	13,178	13,112,110
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(a)	10,115	9,432,237
6.13%, 09/15/24 (Call 09/15/19)(a)	8,321	8,000,771
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	7,144	6,688,213
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,852	8,664,237
5.13%, 10/06/24 (Call 10/06/20)(b)	9,844	8,013,836
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,020	11,539,200
5.38%, 10/01/22 (Call 07/01/22)(a)	8,639	8,595,805
5.63%, 03/01/26 (Call 12/01/25)(a)	8,262	7,580,385
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	12,989	11,819,990
5.00%, 08/15/22 (Call 05/15/22)(a)	12,137	11,546,778
5.00%, 03/15/23 (Call 12/15/22)(a)	11,322	10,730,296
5.75%, 06/01/21 (Call 03/01/21)(a)	8,914	8,903,321
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	12,886	11,543,440
7.38%, 06/15/25 (Call 03/15/25)(a)	8,626	7,677,140

Security	Par (000)	Value

Oil & Gas (continued)
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 12/31/18)(a)(b)	$9,668	$4,218,922
7.38%, 11/01/21 (Call 12/31/18)(a)(b)	7,756	3,409,072
13.00%, 11/30/20 (Call 12/31/18)(a)(b)	5,954	6,276,509
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 12/31/18)(a)	19,407	4,851,750
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	9,553	8,191,698
7.75%, 06/15/21 (Call 12/31/18)(a)	8,045	2,373,275
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	11,507	10,701,510
6.75%, 05/01/23 (Call 12/31/18)(b)	6,324	6,340,031
6.88%, 06/30/23 (Call 12/31/18)(a)(b)	8,441	8,472,051
SM Energy Co.
5.00%, 01/15/24 (Call 12/31/18)(a)	8,831	8,201,791
5.63%, 06/01/25 (Call 06/01/20)(a)	8,875	8,191,070
6.13%, 11/15/22 (Call 12/31/18)	7,837	7,680,260
6.63%, 01/15/27 (Call 01/15/22)(a)	8,636	8,139,430
6.75%, 09/15/26 (Call 09/15/21)(a)	8,079	7,715,445
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)(a)	19,729	19,133,249
6.20%, 01/23/25 (Call 10/23/24)(a)	14,637	14,033,224
7.50%, 04/01/26 (Call 04/01/21)(a)	11,422	11,564,775
7.75%, 10/01/27 (Call 10/01/22)(a)	9,423	9,528,538
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	17,929	17,480,775
5.50%, 02/15/26 (Call 02/15/21)	14,071	13,402,627
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	5,405	5,114,481
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	12,153	11,849,175
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	6,869	6,336,653
7.25%, 11/01/25 (Call 11/01/21)(b)	13,065	12,118,049
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	13,538	12,590,340
9.00%, 07/15/23 (Call 07/15/20)(b)	21,076	21,602,900
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	9,705	9,510,900
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	11,148	5,735,646
7.13%, 04/15/25 (Call 04/15/20)(a)(b)	7,369	3,021,290
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	14,621	14,438,237
6.25%, 04/01/23 (Call 01/01/23)(a)	6,943	6,769,425
6.63%, 01/15/26 (Call 10/15/25)(a)	18,024	17,348,100
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	12,243	11,661,457
5.75%, 06/01/26 (Call 06/01/21)	8,973	8,614,080
6.00%, 01/15/22 (Call 10/15/21)	10,190	10,261,839
8.25%, 08/01/23 (Call 06/01/23)	8,873	9,693,752

		1,403,022,106
Oil & Gas Services — 0.7%
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	7,137	5,658,749
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	8,790	7,205,602
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	15,949	13,536,714
SESI LLC
7.13%, 12/15/21 (Call 12/31/18)	13,338	12,615,080
7.75%, 09/15/24 (Call 09/15/20)(a)	8,298	7,405,965

229

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	$8,300	$8,434,875
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	8,002	7,878,030
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)(b)	10,389	6,778,823
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(a)	11,436	7,533,465
7.75%, 06/15/21 (Call 05/15/21)(a)	13,708	11,253,583
8.25%, 06/15/23 (Call 03/15/23)(a)	12,897	8,512,020
9.88%, 02/15/24 (Call 11/15/23)(a)	12,867	8,588,722

		105,401,628
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	12,018	11,640,242
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	17,468	17,023,294
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	27,676	25,807,870
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	27,913	28,192,130
Ball Corp.
4.00%, 11/15/23(a)	16,459	15,985,804
4.38%, 12/15/20(a)	18,325	18,447,211
4.88%, 03/15/26 (Call 12/15/25)(a)	13,902	13,689,995
5.00%, 03/15/22(a)	11,280	11,533,800
5.25%, 07/01/25(a)	17,110	17,388,037
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	9,055	8,500,381
5.13%, 07/15/23 (Call 12/31/18)(a)	11,121	11,037,593
5.50%, 05/15/22 (Call 12/31/18)(a)	8,549	8,559,686
6.00%, 10/15/22 (Call 12/31/18)	5,766	5,838,075
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	23,627	22,652,386
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	23,439	21,212,295
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	17,246	16,970,064
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,147	6,646,710
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)(b)	13,304	12,805,765
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)(b)	11,580	10,697,025
7.88%, 07/15/26 (Call 07/15/21)(b)	8,655	8,136,782
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	7,438	7,420,521
5.88%, 08/15/23(b)	11,587	11,587,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	27,654	26,962,650
5.75%, 10/15/20 (Call 12/31/18)(a)	49,957	49,895,056
6.88%, 02/15/21 (Call 12/31/18)	376	377,873
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	16,897	16,875,879
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	6,070	6,041,168
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	5,406	5,296,563
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	7,085	7,125,296
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,921	6,846,407
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	6,725	7,001,642

		438,195,200

Security	Par (000)	Value

Pharmaceuticals — 3.7%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 12/31/18)(b)	$16,400	$15,846,500
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	28,376	27,879,420
5.63%, 12/01/21 (Call 12/31/18)(a)(b)	14,280	14,262,150
5.88%, 05/15/23 (Call 12/31/18)(a)(b)	55,443	54,079,451
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	55,922	52,598,556
6.50%, 03/15/22 (Call 03/15/19)(b)	23,638	24,371,724
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	35,578	37,179,010
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	24,347	25,686,085
Elanco Animal Health Inc.
3.91%, 08/27/21(a)(b)	6,829	6,821,076
4.27%, 08/28/23 (Call 07/28/23)(a)(b)	13,718	13,608,871
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	14,340	14,427,468
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 12/31/18)(a)(b)	28,105	23,331,085
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	20,579	16,205,962
Endo Finance LLC, 5.75%, 01/15/22 (Call 12/31/18)(a)(b)	10,521	9,363,690
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 12/31/18)(a)(b)	13,139	10,806,828
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	13,128	12,176,220
2.80%, 07/21/23	52,720	46,334,026
3.15%, 10/01/26(a)	57,791	46,937,272
6.00%, 04/15/24 (Call 01/15/24)(a)	17,666	17,621,835
6.75%, 03/01/28 (Call 12/01/27)	22,397	22,788,947
Valeant Pharmaceuticals International
8.50%, 01/31/27 (Call 07/31/22)(b)	12,173	12,600,516
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	26,672	28,380,608

		533,307,300
Pipelines — 3.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 12/31/18)(a)(b)	17,140	17,001,809
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(d)(e)	6,763	5,849,995
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	26,875	26,018,359
5.88%, 03/31/25 (Call 10/02/24)(a)	25,361	26,121,830
7.00%, 06/30/24 (Call 01/01/24)	20,497	22,059,896
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)(a)	25,849	25,170,464
5.63%, 10/01/26 (Call 10/01/21)(b)	19,611	19,121,951
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)(a)	10,043	9,724,554
6.25%, 04/01/23 (Call 12/17/18)(a)	10,234	10,170,037
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(a)	8,888	8,513,454
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	6,378	6,371,877
5.35%, 03/15/20(a)(b)	8,051	8,111,383
5.38%, 07/15/25 (Call 04/15/25)(a)	9,490	9,513,725
5.85%, 05/21/43 (Call 05/21/23)(b)(d)(e)	8,213	6,792,151
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)(a)	18,778	18,332,022
5.50%, 06/01/27 (Call 03/01/27)	18,053	18,007,867
5.88%, 01/15/24 (Call 10/15/23)(a)	20,210	20,816,300
7.50%, 10/15/20	21,702	22,841,355
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	9,067	8,160,300
4.40%, 04/01/24 (Call 01/01/24)	13,450	12,746,430

230

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 12/31/18)	$7,558	$7,080,939
6.25%, 05/15/26 (Call 02/15/21)(a)	6,823	6,004,240
6.50%, 10/01/25 (Call 10/01/20)	10,949	9,949,904
6.75%, 08/01/22 (Call 12/31/18)	12,457	12,380,008
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	12,807	12,614,095
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	12,526	11,962,330
NuStar Logistics LP
4.80%, 09/01/20	8,101	8,001,358
5.63%, 04/28/27 (Call 01/28/27)(a)	10,256	9,781,660
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	3,266	3,298,660
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 12/17/18)(a)	7,258	6,949,535
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	14,239	14,274,597
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	15,054	14,828,190
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 12/31/18)	8,797	8,775,008
4.25%, 11/15/23 (Call 12/31/18)	8,849	8,417,611
5.00%, 01/15/28 (Call 01/15/23)	13,740	12,743,850
5.13%, 02/01/25 (Call 02/01/20)(a)	8,768	8,461,120
5.25%, 05/01/23 (Call 12/31/18)	7,168	7,132,160
5.38%, 02/01/27 (Call 02/01/22)(a)	9,447	9,080,929
5.88%, 04/15/26 (Call 04/15/21)(a)(b)	17,909	17,841,841
6.75%, 03/15/24 (Call 09/15/19)(a)	9,046	9,306,073

		500,329,867
Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	17,164	16,305,800
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)(a)	20,807	19,738,352
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	9,147	8,220,866
5.25%, 12/01/21 (Call 12/31/18)(a)(b)	8,907	8,662,058

		52,927,076
Real Estate Investment Trusts — 2.7%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(a)	6,121	5,097,875
5.95%, 12/15/26 (Call 09/15/26)(a)	12,108	9,914,560
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(a)	10,561	10,521,396
5.38%, 03/15/27 (Call 03/15/22)(a)	8,466	8,286,098
Equinix Inc.
5.38%, 01/01/22 (Call 12/31/18)(a)	11,121	11,305,164
5.38%, 04/01/23 (Call 12/31/18)(a)	17,803	17,869,761
5.38%, 05/15/27 (Call 05/15/22)(a)	20,028	19,692,281
5.75%, 01/01/25 (Call 01/01/20)(a)	7,261	7,395,692
5.88%, 01/15/26 (Call 01/15/21)(a)	18,038	18,286,022
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	24,464	23,393,700
Iron Mountain Inc.
4.38%, 06/01/21 (Call 12/10/18)(a)(b)	8,042	7,981,120
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	18,416	16,344,200
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	14,779	13,374,995
5.75%, 08/15/24 (Call 12/10/18)(a)	17,283	16,462,057
6.00%, 08/15/23 (Call 12/10/18)(a)	10,096	10,319,330

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)(a)	$6,335	$6,287,488
5.25%, 09/15/22 (Call 09/15/19)(a)	8,771	8,408,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	9,495	8,753,630
5.63%, 05/01/24 (Call 02/01/24)(a)	17,898	18,032,235
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	25,150	23,955,375
5.25%, 08/01/26 (Call 08/01/21)(a)	7,987	7,813,616
6.38%, 03/01/24 (Call 03/01/19)(a)	9,212	9,597,706
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(a)	11,948	11,561,183
4.88%, 07/15/22 (Call 12/31/18)(a)	11,361	11,354,751
4.88%, 09/01/24 (Call 09/01/19)(a)	18,962	18,372,282
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)(b)	6,447	6,262,723
4.75%, 03/15/25 (Call 09/15/24)(a)	9,098	8,529,375
5.00%, 12/15/21 (Call 09/15/21)(a)	11,568	11,540,526
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 12/31/18)(a)(b)	8,987	8,560,118
7.13%, 12/15/24 (Call 12/15/19)(b)	10,301	9,116,385
8.25%, 10/15/23 (Call 04/15/19)(a)	21,141	19,502,572

		383,892,316
Retail — 3.0%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	28,548	27,013,545
4.63%, 01/15/22 (Call 12/31/18)(a)(b)	21,578	21,470,110
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	47,948	45,131,055
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	22,064	20,023,080
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 12/31/18)(a)	7,859	6,699,798
6.75%, 01/15/22 (Call 12/31/18)(a)	8,960	7,571,200
6.75%, 06/15/23 (Call 06/15/19)(a)	8,394	7,029,975
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)(b)	22,259	21,785,996
8.75%, 10/01/25 (Call 10/01/20)(b)	13,389	13,489,418
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	8,700	7,199,250
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	5,991	3,519,713
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,736	11,000,035
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	19,410	19,094,587
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	18,011	17,661,947
L Brands Inc.
5.25%, 02/01/28	8,457	7,473,874
5.63%, 02/15/22(a)	16,247	16,603,250
5.63%, 10/15/23(a)	8,672	8,747,880
6.63%, 04/01/21	15,939	16,706,562
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 12/31/18)(b)	15,097	7,532,773
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	8,150	7,559,125
5.75%, 10/01/22 (Call 12/31/18)(a)	8,364	8,405,820

231

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)(b)	$23,832	$18,171,900
7.13%, 03/15/23 (Call 12/31/18)(a)(b)	31,484	21,054,925
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	10,929	7,411,228
QVC Inc.
4.38%, 03/15/23(a)	14,450	14,067,279
4.45%, 02/15/25 (Call 11/15/24)(a)	10,598	10,012,882
4.85%, 04/01/24(a)	9,436	9,273,526
5.13%, 07/02/22(a)	8,077	8,175,569
Rite Aid Corp., 6.13%, 04/01/23 (Call 12/31/18)(a)(b)	28,427	24,482,754
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	17,127	15,200,212
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	7,804	7,374,780

		436,944,048
Semiconductors — 0.4%
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	12,848	12,446,500
4.13%, 06/15/20(a)(b)	7,707	7,697,520
4.13%, 06/01/21(a)(b)	12,775	12,631,281
4.63%, 06/15/22(a)(b)	5,214	5,166,813
4.63%, 06/01/23(b)	10,358	10,150,840
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	13,753	14,002,480

		62,095,434
Software — 2.8%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	9,699	9,117,060
5.00%, 10/15/24 (Call 07/15/24)(a)	7,847	7,819,536
5.88%, 06/15/26 (Call 06/15/21)(a)	8,901	8,879,860
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	16,628	16,066,805
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(a)(b)	31,699	31,301,178
5.38%, 08/15/23 (Call 12/10/18)(a)(b)	20,548	20,676,425
5.75%, 01/15/24 (Call 01/15/19)(a)(b)	35,935	36,069,756
7.00%, 12/01/23 (Call 12/01/18)(a)(b)	60,127	62,168,312
Infor U.S. Inc.
5.75%, 08/15/20 (Call 12/17/18)(a)(b)	7,038	7,129,494
6.50%, 05/15/22 (Call 12/17/18)(a)	28,105	28,083,531
IQVIA Inc.
4.88%, 05/15/23 (Call 12/31/18)(b)	14,822	14,710,835
5.00%, 10/15/26 (Call 10/15/21)(b)	16,595	16,099,224
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(b)	9,796	9,351,751
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	14,018	14,088,090
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	7,232	7,150,640
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	13,415	13,610,245
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	8,630	8,287,389
Open Text Corp.
5.63%, 01/15/23 (Call 12/31/18)(a)(b)	14,523	14,736,016
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	14,197	14,222,200
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	19,403	16,395,535
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(a)(b)	33,791	36,409,802

Security	Par (000)	Value

Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)(a)(b)	$7,901	$7,067,859
10.50%, 02/01/24 (Call 02/01/19)(a)(b)	13,582	9,846,950

		409,288,493
Telecommunications — 9.1%
Anixter Inc., 5.13%, 10/01/21(a)	8,500	8,587,656
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	11,055	10,253,513
7.50%, 10/15/26 (Call 10/15/21)(b)	9,235	8,911,775
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	9,239	8,638,465
Series S, 6.45%, 06/15/21(a)	19,304	19,738,340
Series T, 5.80%, 03/15/22	22,879	22,821,802
Series V, 5.63%, 04/01/20	15,011	15,125,459
Series W, 6.75%, 12/01/23(a)	13,224	13,240,530
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	17,275	17,728,469
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	10,868	9,557,048
CommScope Inc.
5.00%, 06/15/21 (Call 12/10/18)(a)(b)	9,807	9,729,402
5.50%, 06/15/24 (Call 06/15/19)(b)	10,938	10,117,650
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	12,678	10,459,350
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	26,032	24,113,442
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	13,967	7,577,098
7.13%, 01/15/23	14,168	9,139,777
7.63%, 04/15/24	12,125	7,032,500
8.50%, 04/01/26 (Call 04/01/21)(b)	27,340	24,805,582
8.75%, 04/15/22	10,012	7,333,790
10.50%, 09/15/22 (Call 06/15/22)	38,308	30,646,400
11.00%, 09/15/25 (Call 06/15/25)	62,213	44,093,464
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	14,080	13,199,155
6.63%, 08/01/26(a)	12,958	12,083,335
7.63%, 06/15/21(a)	17,319	18,171,961
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 12/31/18)(a)(b)	18,270	17,655,671
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	6,230	6,074,250
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	22,190	20,686,627
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 12/31/18)(a)	35,636	31,493,315
8.00%, 02/15/24 (Call 02/15/19)(b)	23,130	24,141,937
8.50%, 10/15/24 (Call 10/15/20)(b)	49,122	48,635,692
9.50%, 09/30/22(b)	8,201	9,461,904
9.75%, 07/15/25 (Call 07/15/21)(b)	25,899	26,740,717
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 12/31/18)	930	869,550
8.13%, 06/01/23 (Call 01/15/19)	18,738	15,517,406
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(d)(e)	11,228	11,533,402
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 12/31/18)(a)	13,730	13,592,700
5.25%, 03/15/26 (Call 03/15/21)(a)	14,066	13,505,118
5.38%, 08/15/22 (Call 12/31/18)(a)	18,466	18,396,752
5.38%, 01/15/24 (Call 01/15/19)(a)	15,026	14,747,869
5.38%, 05/01/25 (Call 05/01/20)(a)	13,311	12,996,528
5.63%, 02/01/23 (Call 12/31/18)(a)	10,338	10,319,909
6.13%, 01/15/21 (Call 12/31/18)	11,785	11,814,462

232

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
3.38%, 06/12/22	$9,562	$9,105,690
4.38%, 06/12/27(a)	8,712	8,037,250
Qwest Corp., 6.75%, 12/01/21(a)	17,255	17,979,883
Sprint Communications Inc.
6.00%, 11/15/22	41,686	41,669,326
7.00%, 03/01/20(a)(b)	14,540	15,048,900
7.00%, 08/15/20	27,421	28,449,287
11.50%, 11/15/21	16,590	19,148,085
Sprint Corp.
7.13%, 06/15/24	42,313	42,980,187
7.25%, 09/15/21	39,854	41,547,795
7.63%, 02/15/25 (Call 11/15/24)(a)	24,899	25,708,217
7.63%, 03/01/26 (Call 11/01/25)	24,914	25,536,850
7.88%, 09/15/23	72,493	76,359,052
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	25,388	23,942,999
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	17,332	16,988,043
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	8,960	8,814,400
4.50%, 02/01/26 (Call 02/01/21)	16,523	15,506,009
4.75%, 02/01/28 (Call 02/01/23)(a)	25,723	23,756,477
5.13%, 04/15/25 (Call 04/15/20)	9,016	8,954,886
5.38%, 04/15/27 (Call 04/15/22)	7,578	7,408,950
6.00%, 03/01/23 (Call 12/10/18)	23,435	23,950,804
6.00%, 04/15/24 (Call 04/15/19)	16,589	17,003,725
6.38%, 03/01/25 (Call 09/01/19)(a)	29,432	30,278,170
6.50%, 01/15/24 (Call 01/15/19)(a)	18,417	19,042,487
6.50%, 01/15/26 (Call 01/15/21)(a)	34,272	35,557,200
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)(b)	34,648	28,844,460
Windstream Services LLC/Windstream Finance Corp.
8.63%, 10/31/25 (Call 10/31/20)(b)	9,820	9,132,600
9.00%, 06/30/25 (Call 06/30/21)(b)	19,939	14,655,165
10.50%, 06/30/24 (Call 06/30/20)(b)	5,816	4,799,654

		1,311,496,323
Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	23,791	22,214,846

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 12/31/18)(a)(b)	11,139	7,407,435
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	9,145	9,213,588
6.50%, 06/15/22 (Call 12/31/18)(b)	19,153	19,524,185

		36,145,208

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.6%
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	$14,527	$14,436,206
5.50%, 01/15/23 (Call 12/15/22)(a)(b)	7,430	7,489,997
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	18,046	17,549,735
5.25%, 08/15/22(a)(b)	30,730	30,766,261
5.50%, 02/15/24(a)(b)	22,334	22,361,918

		92,604,117

Total Corporate Bonds & Notes — 97.5%
(Cost: $14,954,528,361)		14,033,836,422

Short-Term Investments

Money Market Funds — 24.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(g)(h)(i)	3,359,752	3,360,087,564
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(g)(h)	153,607	153,606,639

		3,513,694,203

Total Short-Term Investments — 24.4%
(Cost: $3,513,391,919)		3,513,694,203

Total Investments in Securities — 121.9%
(Cost: $18,467,920,280)		17,547,530,625

Other Assets, Less Liabilities — (21.9)%		(3,152,097,289)

Net Assets — 100.0%		$14,395,433,336

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

233

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,511,252	(151,500)	3,359,752	$3,360,087,564	$17,609,123	(a)	$128,721	$(42,966)
BlackRock Cash Funds: Treasury, SL Agency Shares	210,259	(56,652)	153,607	153,606,639	2,325,026		—	—

				$3,513,694,203	$19,934,149		$128,721	$(42,966)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,033,836,422	$—	$14,033,836,422
Money Market Funds	3,513,694,203	—	—	3,513,694,203

	$3,513,694,203	$14,033,836,422	$—	$17,547,530,625

234

Schedule of Investments (unaudited) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$22,588	$21,083,947
3.63%, 05/01/22	5,412	5,321,436
3.65%, 11/01/24 (Call 08/01/24)(a)	10,840	10,422,870
WPP Finance 2010
3.75%, 09/19/24(a)	4,124	3,835,751
4.75%, 11/21/21(a)	8,506	8,622,320

		49,286,324
Aerospace & Defense — 1.9%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	7,770	7,442,240
3.38%, 05/15/23 (Call 04/15/23)	12,691	12,612,604
3.50%, 05/15/25 (Call 03/15/25)(a)	14,039	13,879,990
3.75%, 05/15/28 (Call 02/15/28)(a)	11,029	10,970,916
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	4,353	4,315,085
4.40%, 06/15/28 (Call 03/15/28)(a)	6,500	6,463,257
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	13,085	12,435,837
3.35%, 09/15/21(a)	8,355	8,313,144
3.55%, 01/15/26 (Call 10/15/25)(a)	18,350	17,962,320
3.80%, 03/01/45 (Call 09/01/44)(a)	11,533	10,249,370
4.07%, 12/15/42(a)	6,197	5,753,589
4.09%, 09/15/52 (Call 03/15/52)(a)	17,339	15,718,530
4.70%, 05/15/46 (Call 11/15/45)(a)	10,051	10,220,591
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	11,034	10,539,511
2.93%, 01/15/25 (Call 11/15/24)	21,131	19,925,882
3.20%, 02/01/27 (Call 11/01/26)(a)	3,476	3,247,892
3.25%, 08/01/23	12,924	12,585,398
3.25%, 01/15/28 (Call 10/15/27)(a)	19,308	17,942,546
4.03%, 10/15/47 (Call 04/15/47)(a)	29,064	25,967,382
4.75%, 06/01/43	9,662	9,635,082
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	12,802	12,386,226
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	13,048	12,633,759
3.20%, 03/15/24 (Call 01/15/24)	6,148	5,883,581
3.50%, 03/15/27 (Call 12/15/26)	18,801	17,669,578
4.35%, 04/15/47 (Call 10/15/46)	11,396	10,493,072
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)(a)	6,089	5,802,209
2.65%, 11/01/26 (Call 08/01/26)	16,163	14,459,638
2.80%, 05/04/24 (Call 03/04/24)	15,964	15,028,567
3.10%, 06/01/22(a)	26,249	25,563,161
3.13%, 05/04/27 (Call 02/04/27)	4,200	3,865,726
3.65%, 08/16/23 (Call 07/16/23)	27,185	26,742,869
3.75%, 11/01/46 (Call 05/01/46)	17,102	14,275,287
3.95%, 08/16/25 (Call 06/16/25)(a)	20,695	20,432,587
4.13%, 11/16/28 (Call 08/16/28)(a)	37,119	36,378,045
4.15%, 05/15/45 (Call 11/16/44)(a)	10,934	9,770,622
4.45%, 11/16/38 (Call 05/16/38)(a)	13,145	12,697,502
4.50%, 06/01/42	34,923	32,744,060
4.63%, 11/16/48 (Call 05/16/48)	18,050	17,251,452
5.70%, 04/15/40	12,202	13,322,647
6.13%, 07/15/38	13,400	15,279,142

		558,860,896

Security	Par (000)	Value

Agriculture — 1.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	$235	$209,461
2.85%, 08/09/22(a)	24,264	23,339,119
3.88%, 09/16/46 (Call 03/16/46)(a)	15,940	12,788,778
4.00%, 01/31/24	18,732	18,693,802
4.25%, 08/09/42(a)	11,090	9,440,669
4.75%, 05/05/21(a)	1,100	1,121,828
5.38%, 01/31/44(a)	24,000	23,758,709
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	9,834	8,912,706
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	21,386	20,233,153
3.22%, 08/15/24 (Call 06/15/24)(a)	31,687	29,264,155
3.56%, 08/15/27 (Call 05/15/27)(a)	35,777	31,879,715
4.39%, 08/15/37 (Call 02/15/37)	27,282	22,876,674
4.54%, 08/15/47 (Call 02/15/47)	29,879	24,298,977
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	3,321	3,154,718
2.50%, 08/22/22(a)	19,641	18,736,361
2.50%, 11/02/22 (Call 10/02/22)	4,253	4,047,608
2.75%, 02/25/26 (Call 11/25/25)	17,529	16,222,769
2.90%, 11/15/21(a)	9,278	9,080,520
3.25%, 11/10/24(a)	2,661	2,573,014
3.38%, 08/11/25 (Call 05/11/25)	6,744	6,528,857
3.88%, 08/21/42(a)	5,429	4,618,464
4.13%, 03/04/43	16,038	14,150,886
4.25%, 11/10/44(a)	10,543	9,426,255
4.38%, 11/15/41	9,360	8,545,211
4.88%, 11/15/43(a)	12,951	12,533,987
6.38%, 05/16/38(a)	18,144	20,951,425
Reynolds American Inc.
4.00%, 06/12/22(a)	11,828	11,706,596
4.45%, 06/12/25 (Call 03/12/25)	29,099	28,284,894
5.70%, 08/15/35 (Call 02/15/35)	5,400	5,304,345
5.85%, 08/15/45 (Call 02/15/45)(a)	29,630	28,457,962

		431,141,618
Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	8,169	8,016,308

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	14,509	13,114,442
3.88%, 11/01/45 (Call 05/01/45)(a)	15,104	13,967,365

		27,081,807
Auto Manufacturers — 1.8%
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	17,496	23,370,677
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	19,106	17,123,216
4.75%, 01/15/43	19,428	14,643,723
5.29%, 12/08/46 (Call 06/08/46)(a)	21,998	17,693,431
7.45%, 07/16/31(a)	26,534	27,353,978
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	1,550	1,429,844
3.10%, 05/04/23	3,342	3,016,881
3.22%, 01/09/22(a)	3,120	2,937,021
3.34%, 03/28/22 (Call 02/28/22)(a)	4,028	3,794,339
3.66%, 09/08/24	11,588	10,340,538
3.81%, 01/09/24 (Call 11/09/23)	5,002	4,561,173
3.82%, 11/02/27 (Call 08/02/27)(a)	10,142	8,592,792

235

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.13%, 08/04/25	$13,274	$11,959,012
4.14%, 02/15/23 (Call 01/15/23)(a)	8,665	8,218,867
4.25%, 09/20/22	9,291	8,963,707
4.38%, 08/06/23(a)	10,816	10,274,253
4.39%, 01/08/26	20,679	18,796,373
5.88%, 08/02/21(a)	5,231	5,342,191
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	6,635	6,027,054
4.88%, 10/02/23(a)	12,734	12,755,911
5.00%, 10/01/28 (Call 07/01/28)(a)	11,555	10,882,459
5.00%, 04/01/35	6,457	5,487,169
5.15%, 04/01/38 (Call 10/01/37)	14,334	12,271,121
5.20%, 04/01/45(a)	12,731	10,623,650
5.40%, 04/01/48 (Call 10/01/47)	3,376	2,896,087
5.95%, 04/01/49 (Call 10/01/48)	11,710	10,502,507
6.25%, 10/02/43	13,615	12,463,810
6.60%, 04/01/36 (Call 10/01/35)	10,965	10,631,218
6.75%, 04/01/46 (Call 10/01/45)(a)	9,127	8,900,302
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	18,493	17,571,235
3.25%, 01/05/23 (Call 12/05/22)	123	115,464
3.45%, 01/14/22 (Call 12/14/21)	14,456	13,963,523
3.45%, 04/10/22 (Call 02/10/22)	14,925	14,377,226
3.50%, 11/07/24 (Call 09/07/24)(a)	8,876	8,079,911
3.70%, 05/09/23 (Call 03/09/23)	14,904	14,212,834
3.95%, 04/13/24 (Call 02/13/24)(a)	11,355	10,764,803
4.00%, 01/15/25 (Call 10/15/24)	16,767	15,751,426
4.00%, 10/06/26 (Call 07/06/26)(a)	7,165	6,492,689
4.15%, 06/19/23 (Call 05/19/23)(a)	19,609	19,050,306
4.30%, 07/13/25 (Call 04/13/25)(a)	11,929	11,243,239
4.35%, 04/09/25 (Call 02/09/25)	12,750	12,116,070
4.35%, 01/17/27 (Call 10/17/26)(a)	13,118	12,115,246
5.25%, 03/01/26 (Call 12/01/25)(a)	19,649	19,344,753
Toyota Motor Corp., 3.42%, 07/20/23	1,465	1,454,634
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	5,216	4,965,607
2.60%, 01/11/22	15,805	15,453,696
3.20%, 01/11/27(a)	11,198	10,648,944
3.30%, 01/12/22(a)	13,305	13,271,015
3.40%, 09/15/21(a)	4,656	4,665,721
3.45%, 09/20/23(a)	10,700	10,612,182

		538,123,828
Banks — 26.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21(a)	9,745	9,450,248
2.55%, 11/23/21(a)	9,304	9,030,787
2.63%, 05/19/22	647	624,682
3.70%, 11/16/25(a)	11,702	11,543,087
Banco Santander SA
3.13%, 02/23/23	3,687	3,454,424
3.50%, 04/11/22(a)	15,672	15,243,286
3.80%, 02/23/28(a)	12,670	11,168,074
3.85%, 04/12/23(a)	4,575	4,404,775
4.25%, 04/11/27	14,337	13,250,505
4.38%, 04/12/28(a)	9,772	9,003,650
5.18%, 11/19/25(a)	2,498	2,454,959
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(a)(b)(c)	1,541	1,504,116
2.50%, 10/21/22 (Call 10/21/21)(a)	12,876	12,250,984

Security	Par (000)	Value

Banks (continued)
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	$6,704	$6,418,725
2.88%, 04/24/23 (Call 04/24/22)(a)(b)(c)	10,063	9,717,078
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	33,106	31,763,257
3.09%, 10/01/25 (Call 10/01/24)(b)(c)	15,444	14,537,172
3.12%, 01/20/23 (Call 01/20/22)(a)(b)(c)	17,717	17,265,748
3.25%, 10/21/27 (Call 10/21/26)(a)	22,632	20,793,349
3.30%, 01/11/23(a)	43,873	42,752,255
3.37%, 01/23/26 (Call 01/23/25)(b)(c)	29,448	28,044,520
3.42%, 12/20/28 (Call 12/20/27)(a)(b)(c)	67,935	62,576,097
3.50%, 04/19/26(a)	25,187	23,886,026
3.55%, 03/05/24 (Call 03/05/23)(a)(b)(c)	5,318	5,204,814
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	29,351	27,535,705
3.71%, 04/24/28 (Call 04/24/27)(a)(b)(c)	33,079	31,321,807
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	29,949	28,651,310
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	19,475	19,267,359
3.88%, 08/01/25(a)	21,924	21,538,026
3.95%, 01/23/49 (Call 01/23/48)(a)(b)(c)	11,209	9,654,749
3.97%, 03/05/29 (Call 03/05/28)(b)(c)	26,195	25,155,512
4.00%, 04/01/24(a)	34,719	34,576,947
4.00%, 01/22/25	24,157	23,424,323
4.10%, 07/24/23(a)	22,483	22,527,292
4.13%, 01/22/24(a)	32,521	32,634,719
4.20%, 08/26/24	40,865	40,386,581
4.24%, 04/24/38 (Call 04/24/37)(a)(b)(c)	27,065	25,194,733
4.25%, 10/22/26(a)	23,964	23,125,385
4.27%, 07/23/29 (Call 07/23/28)(a)(b)(c)	36,926	36,265,438
4.44%, 01/20/48 (Call 01/20/47)(a)(b)(c)	28,772	27,027,554
4.45%, 03/03/26(a)	24,805	24,432,243
4.88%, 04/01/44(a)	951	952,229
5.00%, 01/21/44(a)	14,117	14,342,115
5.70%, 01/24/22	1,827	1,923,142
5.88%, 02/07/42(a)	9,780	11,067,218
6.11%, 01/29/37	25,084	27,319,810
7.75%, 05/14/38	13,559	17,469,995
Series L, 3.95%, 04/21/25(a)	34,731	33,475,474
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	31,574	30,097,767
Bank of America N.A., 6.00%, 10/15/36(a)	10,480	12,011,010
Bank of Montreal
2.35%, 09/11/22(a)	5,296	5,061,203
2.55%, 11/06/22 (Call 10/06/22)(a)	6,022	5,786,419
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)(a)	4,788	4,474,766
2.45%, 08/17/26 (Call 05/17/26)	9,068	8,161,116
2.60%, 02/07/22 (Call 01/07/22)(a)	11,587	11,222,478
2.66%, 05/16/23 (Call 05/16/22)(b)(c)	35	33,772
2.80%, 05/04/26 (Call 02/04/26)(a)	14,617	13,514,025
2.95%, 01/29/23 (Call 12/29/22)(a)	11,951	11,650,594
3.25%, 05/16/27 (Call 02/16/27)	18,141	17,235,929
3.30%, 08/23/29 (Call 05/23/29)(a)	8,823	8,126,647
3.40%, 01/29/28 (Call 10/29/27)(a)	10,950	10,491,934
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	762	728,045
3.45%, 08/11/23(a)	7,790	7,699,557
3.50%, 04/28/23	11,568	11,473,486
3.55%, 09/23/21 (Call 08/23/21)(a)	1,800	1,798,926
3.65%, 02/04/24 (Call 01/05/24)	15,835	15,722,019
Series G, 3.00%, 02/24/25 (Call 01/24/25)	7,142	6,792,539
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	5,511	5,279,662
2.70%, 03/07/22(a)	5,478	5,319,365

236

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 07/21/21(a)	$10,955	$10,765,462
4.50%, 12/16/25(a)	10,673	10,543,611
Barclays PLC
3.65%, 03/16/25	16,267	14,933,602
3.68%, 01/10/23 (Call 01/10/22)(a)	6,539	6,237,609
4.34%, 05/16/24 (Call 05/16/23)(b)(c)	19,730	19,133,606
4.34%, 01/10/28 (Call 01/10/27)(a)	12,168	11,098,146
4.38%, 09/11/24(a)	10,338	9,596,662
4.38%, 01/12/26(a)	27,479	25,961,651
4.84%, 05/09/28 (Call 05/07/27)(a)	19,739	17,781,521
4.95%, 01/10/47(a)	19,391	16,789,860
4.97%, 05/16/29 (Call 05/16/28)(a)(b)(c)	12,626	12,032,073
5.20%, 05/12/26	32,274	30,585,114
5.25%, 08/17/45(a)	15,638	14,126,706
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	2,907	2,810,884
2.75%, 04/01/22 (Call 03/01/22)(a)	9,717	9,455,786
2.85%, 10/26/24 (Call 09/26/24)	19,202	18,192,956
3.70%, 06/05/25 (Call 05/05/25)	16,275	16,026,544
BNP Paribas SA
3.25%, 03/03/23(a)	10,186	9,921,378
4.25%, 10/15/24	9,560	9,316,942
BPCE SA
2.75%, 12/02/21(a)	12,976	12,578,827
4.00%, 04/15/24(a)	15,491	15,475,991
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	3,176	3,092,764
3.63%, 09/16/25 (Call 08/16/25)(a)	21,695	21,126,211
3.80%, 10/30/26 (Call 09/30/26)	4,527	4,437,155
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	10,957	10,558,328
3.50%, 09/13/23(a)	7,620	7,537,804
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	3,822	3,729,372
3.20%, 01/30/23 (Call 12/30/22)(a)	26,668	25,708,355
3.20%, 02/05/25 (Call 01/05/25)	3,305	3,055,694
3.30%, 10/30/24 (Call 09/30/24)	15,618	14,589,634
3.50%, 06/15/23(a)	7,348	7,137,369
3.75%, 04/24/24 (Call 03/24/24)	3,225	3,118,024
3.75%, 07/28/26 (Call 06/28/26)	27,027	24,553,575
3.75%, 03/09/27 (Call 02/09/27)(a)	24,439	22,616,664
3.80%, 01/31/28 (Call 12/31/27)(a)	10,920	10,045,007
4.20%, 10/29/25 (Call 09/29/25)(a)	19,324	18,554,752
4.25%, 04/30/25 (Call 03/31/25)(a)	5,462	5,377,721
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	3,462	3,300,634
2.65%, 08/08/22 (Call 07/08/22)(a)	5,258	5,019,241
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	12,584	11,996,400
2.75%, 04/25/22 (Call 03/25/22)	14,013	13,474,794
2.88%, 07/24/23 (Call 07/24/22)(a)(b)(c)	33,397	31,993,625
2.90%, 12/08/21 (Call 11/08/21)(a)	36,153	35,133,616
3.14%, 01/24/23 (Call 01/24/22)(a)(b)(c)	16,589	16,184,014
3.20%, 10/21/26 (Call 07/21/26)	41,888	38,249,608
3.30%, 04/27/25(a)	20,553	19,384,206
3.40%, 05/01/26(a)	14,792	13,789,317
3.50%, 05/15/23(a)	18,818	18,230,594
3.52%, 10/27/28 (Call 10/27/27)(a)(b)(c)	24,384	22,518,378
3.67%, 07/24/28 (Call 07/24/27)(b)(c)	32,031	29,939,328
3.70%, 01/12/26(a)	14,532	13,843,266

Security	Par (000)	Value

Banks (continued)
3.75%, 06/16/24(a)	$673	$659,913
3.88%, 10/25/23(a)	13,492	13,368,610
3.88%, 03/26/25(a)	18,473	17,704,529
3.88%, 01/24/39 (Call 01/24/38)(a)(b)(c)	13,914	12,206,960
3.89%, 01/10/28 (Call 01/10/27)(b)(c)	40,429	38,518,613
4.00%, 08/05/24	2,279	2,229,517
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	15,794	15,643,565
4.05%, 07/30/22(a)	15,300	15,276,527
4.08%, 04/23/29 (Call 04/23/28)(a)(b)(c)	24,865	23,879,605
4.13%, 07/25/28(a)	17,110	16,073,391
4.28%, 04/24/48 (Call 04/24/47)(a)(b)(c)	9,923	8,983,168
4.30%, 11/20/26(a)	9,163	8,841,407
4.40%, 06/10/25(a)	31,101	30,602,317
4.45%, 09/29/27	41,366	39,866,791
4.50%, 01/14/22(a)	32,626	33,180,358
4.60%, 03/09/26(a)	14,543	14,355,270
4.65%, 07/30/45(a)	13,863	13,107,546
4.65%, 07/23/48 (Call 06/23/48)(a)	25,352	24,168,597
4.75%, 05/18/46(a)	19,779	18,209,434
5.30%, 05/06/44	10,248	10,219,292
5.50%, 09/13/25(a)	11,890	12,423,928
5.88%, 01/30/42	10,481	11,703,379
6.63%, 06/15/32(a)	10,004	11,419,823
6.68%, 09/13/43(a)	9,200	10,824,557
8.13%, 07/15/39(a)	24,832	34,169,262
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)(a)	2,726	2,656,097
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	10,643	10,440,599
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)(a)	3,873	3,702,334
Cooperatieve Rabobank UA
3.75%, 07/21/26	29,905	27,868,903
3.88%, 02/08/22(a)	29,328	29,479,435
3.95%, 11/09/22(a)	21,286	20,993,958
4.38%, 08/04/25(a)	21,268	20,741,002
4.63%, 12/01/23	24,298	24,413,277
5.25%, 05/24/41(a)	15,943	17,169,691
5.25%, 08/04/45(a)	4,789	4,814,509
5.75%, 12/01/43(a)	9,859	10,573,809
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22(a)	7,327	7,122,087
2.75%, 01/10/23(a)	13,618	13,029,973
3.38%, 05/21/25(a)	13,893	13,434,473
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,875	1,833,752
3.63%, 09/09/24(a)	33,169	32,255,851
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	32,252	30,636,755
3.80%, 09/15/22(a)	20,506	20,228,386
3.80%, 06/09/23(a)	20,286	19,752,072
4.55%, 04/17/26	25,967	25,573,039
4.88%, 05/15/45(a)	25,262	24,488,278
Deutsche Bank AG
3.38%, 05/12/21(a)	2,043	1,970,297
4.10%, 01/13/26(a)	803	737,186
4.25%, 10/14/21	1,515	1,478,928
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	16,869	15,426,697

237

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	$2,634	$2,437,744
3.70%, 05/30/24	5,653	5,154,694
3.95%, 02/27/23(a)	8,134	7,672,121
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)(a)	6,961	6,839,874
3.35%, 02/06/23 (Call 01/06/23)	5,008	4,820,762
3.45%, 07/27/26 (Call 04/27/26)	16,677	15,259,999
4.20%, 08/08/23(a)	12,955	12,872,767
4.65%, 09/13/28 (Call 06/13/28)(a)	3,690	3,577,216
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	10,670	10,393,107
4.30%, 01/16/24 (Call 12/16/23)	8,405	8,397,873
8.25%, 03/01/38(a)	7,239	9,562,965
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)(a)	21,711	21,037,158
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	18,217	17,375,850
2.88%, 10/31/22 (Call 10/31/21)(b)(c)	33,192	32,114,329
2.91%, 06/05/23 (Call 06/05/22)(a)(b)(c)	21,803	20,866,356
2.91%, 07/24/23 (Call 07/24/22)(a)(b)(c)	21,843	20,812,987
3.00%, 04/26/22 (Call 04/26/21)	31,596	30,576,830
3.20%, 02/23/23 (Call 01/23/23)(a)	18,781	18,161,139
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	30,508	28,437,681
3.50%, 01/23/25 (Call 10/23/24)(a)	34,284	32,400,437
3.50%, 11/16/26 (Call 11/16/25)(a)	26,467	24,372,661
3.63%, 01/22/23(a)	33,038	32,558,163
3.69%, 06/05/28 (Call 06/05/27)(a)(b)(c)	31,986	29,711,632
3.75%, 05/22/25 (Call 02/22/25)(a)	32,909	31,423,136
3.75%, 02/25/26 (Call 11/25/25)(a)	20,119	19,061,095
3.81%, 04/23/29 (Call 04/23/28)(a)(b)(c)	27,076	25,169,313
3.85%, 07/08/24 (Call 04/08/24)	33,765	32,882,204
3.85%, 01/26/27 (Call 01/26/26)	24,280	22,933,897
4.00%, 03/03/24(a)	31,016	30,559,872
4.02%, 10/31/38 (Call 10/31/37)(a)(b)(c)	29,667	25,906,592
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	42,060	40,262,154
4.25%, 10/21/25(a)	21,085	20,311,684
4.41%, 04/23/39 (Call 04/23/38)(a)(b)(c)	18,600	17,058,246
4.75%, 10/21/45 (Call 04/21/45)(a)	23,119	21,916,350
4.80%, 07/08/44 (Call 01/08/44)(a)	29,516	28,227,396
5.15%, 05/22/45	18,262	17,398,629
5.25%, 07/27/21	6,811	7,029,961
5.75%, 01/24/22	49,352	51,709,575
5.95%, 01/15/27	9,559	10,233,223
6.25%, 02/01/41(a)	25,385	28,800,689
6.45%, 05/01/36	855	947,207
6.75%, 10/01/37	61,447	70,171,773
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	10,852	11,629,067
5.88%, 11/01/34(a)	8,803	9,635,472
HSBC Holdings PLC
2.65%, 01/05/22	34,518	33,194,021
2.95%, 05/25/21	8,734	8,528,848
3.03%, 11/22/23 (Call 11/22/22)(a)(b)(c)	14,754	14,175,103
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	29,642	28,787,128
3.60%, 05/25/23(a)	24,125	23,626,862
3.90%, 05/25/26(a)	39,832	37,762,321
3.95%, 05/18/24 (Call 05/18/23)(a)(b)(c)	5,960	5,867,298
4.00%, 03/30/22(a)	26,630	26,759,459
4.04%, 03/13/28 (Call 03/13/27)(a)(b)(c)	14,697	13,923,786

Security	Par (000)	Value

Banks (continued)
4.25%, 03/14/24(a)	$24,808	$24,299,870
4.25%, 08/18/25	23,329	22,370,887
4.29%, 09/12/26 (Call 09/12/25)(b)(c)	6,000	5,840,276
4.30%, 03/08/26(a)	38,534	37,527,384
4.38%, 11/23/26(a)	21,961	21,032,214
4.58%, 06/19/29 (Call 06/19/28)(b)(c)	28,171	27,573,547
4.88%, 01/14/22(a)	7,027	7,221,791
5.25%, 03/14/44(a)	23,296	22,688,431
6.10%, 01/14/42(a)	9,990	11,398,945
6.50%, 05/02/36(a)	23,343	26,053,199
6.50%, 09/15/37(a)	27,998	31,371,504
6.80%, 06/01/38(a)	23,711	27,509,488
HSBC USA Inc., 3.50%, 06/23/24(a)	12,134	11,787,717
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	7,838	7,483,152
ING Groep NV
3.15%, 03/29/22	14,623	14,215,910
3.95%, 03/29/27(a)	26,140	24,573,791
4.10%, 10/02/23	8,340	8,271,906
4.55%, 10/02/28(a)	11,450	11,205,439
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	1,800	1,741,649
2.70%, 05/18/23 (Call 03/18/23)(a)	19,507	18,588,661
2.78%, 04/25/23 (Call 04/25/22)(a)(b)(c)	18,394	17,698,716
2.95%, 10/01/26 (Call 07/01/26)(a)	31,811	28,928,392
2.97%, 01/15/23 (Call 01/15/22)(a)	16,913	16,341,116
3.13%, 01/23/25 (Call 10/23/24)(a)	32,798	30,935,156
3.20%, 01/25/23(a)	25,322	24,715,827
3.20%, 06/15/26 (Call 03/15/26)(a)	23,846	22,143,186
3.22%, 03/01/25 (Call 03/01/24)(a)(b)(c)	18,342	17,502,487
3.25%, 09/23/22(a)	37,115	36,500,205
3.30%, 04/01/26 (Call 01/01/26)	30,312	28,378,094
3.38%, 05/01/23	18,934	18,408,737
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	26,558	24,742,753
3.54%, 05/01/28 (Call 05/01/27)(a)(b)(c)	20,587	19,326,798
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	23,017	22,570,878
3.63%, 05/13/24	22,220	21,758,642
3.63%, 12/01/27 (Call 12/01/26)	14,103	12,992,589
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	35,149	33,674,851
3.80%, 07/23/24 (Call 07/23/23)(a)(b)(c)	23,125	22,876,374
3.88%, 02/01/24(a)	15,748	15,681,027
3.88%, 09/10/24	25,524	24,916,470
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	31,036	27,634,259
3.90%, 07/15/25 (Call 04/15/25)(a)	25,581	25,047,050
3.90%, 01/23/49 (Call 01/23/48)(a)(b)(c)	16,512	14,140,028
3.96%, 11/15/48 (Call 11/15/47)(a)(b)(c)	25,528	21,932,090
4.01%, 04/23/29 (Call 04/23/28)(a)(b)(c)	31,346	30,250,608
4.03%, 07/24/48 (Call 07/24/47)(a)(b)(c)	15,498	13,523,603
4.13%, 12/15/26(a)	24,624	23,944,173
4.20%, 07/23/29 (Call 07/23/28)(b)(c)	26,965	26,382,820
4.25%, 10/01/27(a)	21,167	20,611,064
4.26%, 02/22/48 (Call 02/22/47)(a)(b)(c)	21,034	19,170,017
4.35%, 08/15/21	13,486	13,719,733
4.50%, 01/24/22	30,130	30,856,362
4.85%, 02/01/44(a)	15,913	15,893,190
4.95%, 06/01/45(a)	22,639	22,453,806
5.40%, 01/06/42(a)	15,713	16,919,274
5.50%, 10/15/40(a)	11,653	12,652,432
5.60%, 07/15/41(a)	18,985	20,815,864

238

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.63%, 08/16/43(a)	$15,570	$16,852,499
6.40%, 05/15/38(a)	32,675	39,176,760
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	4,930	4,700,982
3.30%, 06/01/25(a)	5,496	5,314,027
KeyCorp., 4.10%, 04/30/28(a)	1,500	1,476,385
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(b)(c)	35,008	32,883,501
3.00%, 01/11/22(a)	20,342	19,571,895
3.10%, 07/06/21	3,499	3,423,856
3.57%, 11/07/28 (Call 11/07/27)(b)(c)	15,580	13,703,673
3.75%, 01/11/27	10,029	9,068,958
4.05%, 08/16/23	16,750	16,337,978
4.34%, 01/09/48	17,551	13,526,956
4.38%, 03/22/28(a)	18,177	17,017,942
4.45%, 05/08/25	19,825	19,458,287
4.50%, 11/04/24(a)	14,373	13,755,655
4.55%, 08/16/28(a)	17,300	16,378,303
4.58%, 12/10/25	14,908	14,050,215
4.65%, 03/24/26	12,375	11,667,647
5.30%, 12/01/45(a)	3,246	2,943,731
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,505	2,488,139
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	2,316	2,190,760
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22(a)	28,380	27,401,259
2.76%, 09/13/26(a)	15,280	13,887,815
3.00%, 02/22/22(a)	5,495	5,389,757
3.29%, 07/25/27	21,106	19,844,133
3.46%, 03/02/23(a)	13,549	13,368,787
3.68%, 02/22/27	17,191	16,642,760
3.76%, 07/26/23(a)	21,640	21,619,150
3.78%, 03/02/25	1,668	1,657,031
3.85%, 03/01/26	30,777	30,291,582
3.96%, 03/02/28	4,840	4,790,990
4.05%, 09/11/28	10,000	9,949,309
4.29%, 07/26/38(a)	9,000	8,783,575
Mizuho Financial Group Inc.
2.27%, 09/13/21	9,844	9,454,501
2.60%, 09/11/22(a)	5,977	5,728,885
2.84%, 09/13/26(a)	13,529	12,382,360
2.95%, 02/28/22	18,020	17,558,764
3.17%, 09/11/27	18,179	16,914,369
3.55%, 03/05/23(a)	6,375	6,317,593
3.92%, 09/11/24 (Call 09/11/23)(b)(c)	10,600	10,622,680
4.02%, 03/05/28(a)	11,273	11,175,046
4.25%, 09/11/29 (Call 09/11/28)(a)(b)(c)	12,275	12,228,448
Morgan Stanley
2.63%, 11/17/21(a)	33,553	32,468,413
2.75%, 05/19/22(a)	27,704	26,678,644
3.13%, 01/23/23(a)	32,750	31,646,937
3.13%, 07/27/26	34,197	31,166,161
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	31,981	29,781,190
3.63%, 01/20/27	39,874	37,574,371
3.70%, 10/23/24	31,957	31,039,703
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	30,150	29,644,285
3.75%, 02/25/23(a)	27,284	27,012,925
3.77%, 01/24/29 (Call 01/24/28)(a)(b)(c)	41,726	39,345,924
3.88%, 01/27/26(a)	37,339	35,948,216
3.95%, 04/23/27(a)	22,857	21,435,423

Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37)(a)(b)(c)	$15,476	$13,853,659
4.00%, 07/23/25(a)	31,997	31,316,613
4.10%, 05/22/23(a)	20,711	20,596,725
4.30%, 01/27/45(a)	23,679	21,403,784
4.35%, 09/08/26(a)	26,215	25,398,804
4.38%, 01/22/47(a)	28,926	26,476,992
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	21,118	20,040,074
4.88%, 11/01/22(a)	18,780	19,168,551
5.00%, 11/24/25	12,883	13,036,876
5.50%, 07/28/21(a)	2,025	2,110,175
6.38%, 07/24/42(a)	23,674	28,123,587
7.25%, 04/01/32(a)	9,680	12,083,929
Series F, 3.88%, 04/29/24(a)	30,946	30,464,084
National Australia Bank Ltd./New York
2.50%, 05/22/22(a)	12,479	11,981,797
2.50%, 07/12/26	14,679	13,186,982
2.80%, 01/10/22	11,098	10,817,959
3.00%, 01/20/23(a)	14,116	13,717,001
3.38%, 01/14/26(a)	3,048	2,918,629
3.63%, 06/20/23	7,215	7,167,224
Northern Trust Corp., 3.95%, 10/30/25(a)	17,976	18,098,625
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(a)	1,367	1,309,244
2.55%, 12/09/21 (Call 11/09/21)(a)	7,262	7,045,670
2.63%, 02/17/22 (Call 01/18/22)(a)	23,297	22,565,847
2.70%, 11/01/22 (Call 10/01/22)(a)	7,819	7,509,056
2.95%, 01/30/23 (Call 12/30/22)	2,273	2,197,867
2.95%, 02/23/25 (Call 01/24/25)	7,737	7,328,868
3.10%, 10/25/27 (Call 09/25/27)(a)	26,937	25,159,099
3.25%, 06/01/25 (Call 05/02/25)	17,433	16,729,585
3.50%, 06/08/23 (Call 05/09/23)	9,845	9,761,475
3.80%, 07/25/23 (Call 06/25/23)	7,459	7,399,386
4.05%, 07/26/28(a)	16,180	15,973,896
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	3,083	2,897,349
3.30%, 03/08/22 (Call 02/06/22)(a)	10,626	10,504,864
3.90%, 04/29/24 (Call 03/29/24)(a)	3,045	3,015,360
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	17,631	16,910,291
Royal Bank of Canada
2.75%, 02/01/22(a)	8,674	8,468,861
3.70%, 10/05/23(a)	5,176	5,148,407
4.65%, 01/27/26(a)	14,374	14,522,981
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(b)(c)	14,781	14,062,858
3.88%, 09/12/23	26,963	25,496,329
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	6,517	6,340,924
4.80%, 04/05/26	25,228	24,421,706
4.89%, 05/18/29 (Call 05/18/28)(b)(c)	23,123	21,905,944
5.08%, 01/27/30 (Call 01/27/29)(b)(c)	6,424	6,147,877
5.13%, 05/28/24(a)	19,938	19,297,159
6.00%, 12/19/23(a)	17,170	17,258,669
6.10%, 06/10/23	16,173	16,389,385
6.13%, 12/15/22	33,547	34,034,102
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	2,963	2,804,114
3.70%, 03/28/22 (Call 02/28/22)	17,122	16,680,521
4.40%, 07/13/27 (Call 04/14/27)(a)	18,772	17,467,048
4.50%, 07/17/25 (Call 04/17/25)(a)	11,688	11,382,234

239

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
2.88%, 08/05/21	$1,800	$1,727,109
3.37%, 01/05/24 (Call 01/05/23)(b)(c)	9,248	8,725,262
3.57%, 01/10/23 (Call 01/10/22)(a)	17,136	16,359,384
3.82%, 11/03/28 (Call 11/03/27)(a)(b)(c)	10,674	9,453,547
4.80%, 11/15/24 (Call 11/15/23)(a)(b)(c)	5,000	4,950,220
Santander UK PLC, 4.00%, 03/13/24(a)	13,375	13,256,159
State Street Corp.
2.65%, 05/19/26(a)	13,501	12,380,455
3.10%, 05/15/23	7,305	7,073,838
3.30%, 12/16/24	12,121	11,771,034
3.55%, 08/18/25(a)	9,465	9,269,610
3.70%, 11/20/23(a)	2,883	2,873,697
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	4,418	4,355,096
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	850	817,819
2.44%, 10/19/21(a)	5,709	5,531,643
2.63%, 07/14/26	27,320	24,553,096
2.78%, 07/12/22(a)	22,762	22,034,324
2.78%, 10/18/22	17,386	16,739,768
2.85%, 01/11/22	3,688	3,600,729
3.01%, 10/19/26(a)	16,420	15,189,814
3.10%, 01/17/23(a)	24,270	23,617,957
3.35%, 10/18/27(a)	7,368	6,942,194
3.36%, 07/12/27	22,298	21,088,325
3.45%, 01/11/27	21,164	20,213,942
3.54%, 01/17/28	14,980	14,342,125
3.75%, 07/19/23(a)	3,600	3,599,236
3.78%, 03/09/26(a)	21,968	21,508,667
4.31%, 10/16/28(a)	5,000	5,073,416
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	12,680	12,136,747
3.30%, 05/15/26 (Call 04/15/26)	13,453	12,625,962
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	7,435	7,197,377
4.00%, 05/01/25 (Call 03/01/25)	10,178	10,098,611
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	12,689	11,840,013
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	10,907	10,462,330
3.50%, 07/19/23(a)	1,410	1,403,221
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	21,271	20,752,958
3.00%, 03/15/22 (Call 02/15/22)	6,533	6,426,938
3.10%, 04/27/26 (Call 03/27/26)(a)	10,793	10,088,103
3.60%, 09/11/24 (Call 08/11/24)(a)	5,231	5,116,446
3.70%, 01/30/24 (Call 12/29/23)(a)	5,078	5,074,316
3.90%, 04/26/28 (Call 03/24/28)(a)	9,955	9,889,096
4.13%, 05/24/21 (Call 04/23/21)(a)	2,208	2,244,999
Series V, 2.38%, 07/22/26 (Call 06/22/26)	17,675	15,823,754
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	12,052	11,742,296
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	26,912	25,264,918
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	10,729	10,114,753
2.85%, 01/23/23 (Call 12/23/22)(a)	17,409	16,883,252
3.40%, 07/24/23 (Call 06/23/23)(a)	550	544,030
Wachovia Corp., 5.50%, 08/01/35	11,827	12,557,932
Wells Fargo & Co.
2.10%, 07/26/21(a)	6,053	5,808,088
2.63%, 07/22/22	48,837	46,720,277
3.00%, 02/19/25	27,763	25,968,577

Security	Par (000)	Value

Banks (continued)
3.00%, 04/22/26	$44,735	$41,096,931
3.00%, 10/23/26(a)	44,431	40,576,135
3.07%, 01/24/23 (Call 01/24/22)(a)	49,808	47,981,187
3.30%, 09/09/24(a)	35,534	33,999,056
3.50%, 03/08/22(a)	29,262	28,892,102
3.55%, 09/29/25(a)	31,634	30,333,700
3.58%, 05/22/28 (Call 05/22/27)(a)(b)(c)	28,099	26,595,223
3.90%, 05/01/45(a)	19,464	17,255,147
4.10%, 06/03/26	29,124	28,101,384
4.13%, 08/15/23(a)	7,584	7,558,637
4.30%, 07/22/27	21,511	20,855,990
4.40%, 06/14/46(a)	13,112	11,774,941
4.65%, 11/04/44	24,366	22,604,314
4.75%, 12/07/46(a)	32,995	31,286,687
4.90%, 11/17/45	23,748	22,799,852
5.38%, 02/07/35(a)	3,184	3,418,728
5.38%, 11/02/43(a)	23,656	24,068,558
5.61%, 01/15/44	30,318	32,088,692
Series M, 3.45%, 02/13/23(a)	31,656	30,789,572
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	6,505	6,404,191
5.85%, 02/01/37	8,601	9,569,731
6.60%, 01/15/38(a)	20,412	24,652,507
Westpac Banking Corp.
2.00%, 08/19/21(a)	5,441	5,213,751
2.10%, 05/13/21	4,062	3,928,659
2.50%, 06/28/22	7,668	7,372,356
2.70%, 08/19/26(a)	17,384	15,819,942
2.75%, 01/11/23	942	905,496
2.80%, 01/11/22(a)	15,482	15,083,628
2.85%, 05/13/26	27,431	25,315,376
3.35%, 03/08/27(a)	17,712	16,825,206
3.40%, 01/25/28(a)	12,900	12,227,220
3.65%, 05/15/23(a)	5,083	5,064,694

		7,898,644,043
Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(d)	136,501	129,814,294
4.70%, 02/01/36 (Call 08/01/35)(d)	73,687	69,282,758
4.90%, 02/01/46 (Call 08/01/45)(a)(d)	136,783	127,777,248
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	6,085	5,747,587
3.30%, 02/01/23 (Call 12/01/22)(a)	74,031	71,547,786
3.70%, 02/01/24(a)	14,281	13,852,977
4.00%, 01/17/43(a)	4,003	3,287,565
4.63%, 02/01/44(a)	7,213	6,501,598
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	36,241	34,358,566
3.50%, 01/12/24 (Call 12/12/23)(a)	22,953	22,137,530
3.75%, 01/15/22(a)	27,985	27,940,356
3.75%, 07/15/42(a)	5,619	4,460,921
4.00%, 04/13/28 (Call 01/13/28)(a)	36,467	34,890,918
4.38%, 04/15/38 (Call 10/15/37)(a)	16,364	14,729,791
4.44%, 10/06/48 (Call 04/06/48)(a)	20,190	17,450,405
4.60%, 04/15/48 (Call 10/15/47)(a)	25,472	22,836,537
4.75%, 04/15/58 (Call 10/15/57)(a)	16,598	14,731,991
4.95%, 01/15/42(a)	13,083	12,357,211
8.20%, 01/15/39(a)	6,012	7,968,606

240

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	$1,749	$1,680,808
2.25%, 09/01/26(a)	13,815	12,442,390
2.50%, 04/01/23(a)	13,210	12,776,419
2.88%, 10/27/25(a)	17,982	17,072,692
3.20%, 11/01/23(a)	19,663	19,452,124
3.30%, 09/01/21(a)	7,330	7,366,015
Constellation Brands Inc., 4.25%, 05/01/23(a)	15,044	15,136,815
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)(a)	18,155	17,424,882
Diageo Investment Corp., 2.88%, 05/11/22(a)	6,281	6,152,890
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(d)	15,442	15,226,161
4.42%, 05/25/25 (Call 03/25/25)(a)(d)	4,184	4,131,409
4.60%, 05/25/28 (Call 02/25/28)(a)(d)	29,117	28,500,439
5.09%, 05/25/48 (Call 11/25/47)(a)(d)	12,280	11,654,436
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	8,861	8,488,136
3.00%, 07/15/26 (Call 04/15/26)	15,355	13,703,544
4.20%, 07/15/46 (Call 01/15/46)(a)	23,119	19,235,068
5.00%, 05/01/42	9,242	8,696,800
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	2,253	2,153,247
2.25%, 05/02/22 (Call 04/02/22)	10,863	10,491,597
2.38%, 10/06/26 (Call 07/06/26)	8,020	7,251,697
2.75%, 03/05/22(a)	5,667	5,568,905
2.75%, 03/01/23(a)	8,333	8,102,387
2.75%, 04/30/25 (Call 01/30/25)	9,214	8,709,343
2.85%, 02/24/26 (Call 11/24/25)(a)	3,530	3,329,649
3.00%, 08/25/21	2,803	2,797,548
3.00%, 10/15/27 (Call 07/15/27)(a)	7,004	6,577,615
3.10%, 07/17/22 (Call 05/17/22)	7,640	7,557,796
3.45%, 10/06/46 (Call 04/06/46)(a)	15,903	13,781,807
3.60%, 03/01/24 (Call 12/01/23)(a)	14,829	14,858,022
4.00%, 03/05/42(a)	8,058	7,672,645
4.00%, 05/02/47 (Call 11/02/46)(a)	10,767	10,241,477
4.45%, 04/14/46 (Call 10/14/45)(a)	23,168	23,642,481

		993,551,889
Biotechnology — 2.1%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(a)	2,448	2,281,948
2.60%, 08/19/26 (Call 05/19/26)	16,282	14,584,582
2.65%, 05/11/22 (Call 04/11/22)(a)	14,175	13,686,371
3.13%, 05/01/25 (Call 02/01/25)(a)	13,326	12,612,988
3.20%, 11/02/27 (Call 08/02/27)(a)	15,159	13,997,713
3.63%, 05/15/22 (Call 02/15/22)(a)	9,386	9,357,960
3.63%, 05/22/24 (Call 02/22/24)(a)	24,517	24,082,603
3.88%, 11/15/21 (Call 08/15/21)(a)	7,369	7,423,239
4.40%, 05/01/45 (Call 11/01/44)	25,882	23,602,803
4.56%, 06/15/48 (Call 12/15/47)(a)	18,504	17,158,992
4.66%, 06/15/51 (Call 12/15/50)	46,919	43,363,366
5.15%, 11/15/41 (Call 05/15/41)	8,743	8,827,253
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	12,907	12,435,697
Biogen Inc.
3.63%, 09/15/22(a)	7,984	7,963,552
4.05%, 09/15/25 (Call 06/15/25)(a)	20,747	20,485,378
5.20%, 09/15/45 (Call 03/15/45)(a)	19,475	19,549,716
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	6,617	6,263,086
3.25%, 08/15/22	8,856	8,602,547
3.25%, 02/20/23 (Call 01/20/23)(a)	5,785	5,584,885

Security	Par (000)	Value

Biotechnology (continued)
3.45%, 11/15/27 (Call 08/15/27)(a)	$10,265	$9,282,672
3.55%, 08/15/22	7,674	7,562,611
3.63%, 05/15/24 (Call 02/15/24)(a)	14,980	14,373,126
3.88%, 08/15/25 (Call 05/15/25)(a)	33,116	31,739,418
3.90%, 02/20/28 (Call 11/20/27)(a)	20,535	19,061,322
4.35%, 11/15/47 (Call 05/15/47)	15,183	12,664,871
4.55%, 02/20/48 (Call 08/20/47)(a)	11,874	10,220,546
4.63%, 05/15/44 (Call 11/15/43)	4,299	3,739,014
5.00%, 08/15/45 (Call 02/15/45)	21,390	19,409,919
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	3,195	3,027,319
2.95%, 03/01/27 (Call 12/01/26)(a)	11,204	10,257,591
3.25%, 09/01/22 (Call 07/01/22)(a)	10,968	10,835,379
3.50%, 02/01/25 (Call 11/01/24)(a)	19,060	18,522,847
3.65%, 03/01/26 (Call 12/01/25)(a)	33,393	32,362,823
3.70%, 04/01/24 (Call 01/01/24)	29,453	29,209,100
4.00%, 09/01/36 (Call 03/01/36)(a)	8,367	7,626,505
4.15%, 03/01/47 (Call 09/01/46)(a)	17,512	15,513,891
4.40%, 12/01/21 (Call 09/01/21)(a)	8,483	8,690,484
4.50%, 02/01/45 (Call 08/01/44)(a)	25,318	23,645,632
4.60%, 09/01/35 (Call 03/01/35)(a)	8,291	8,096,199
4.75%, 03/01/46 (Call 09/01/45)(a)	21,694	20,902,553
4.80%, 04/01/44 (Call 10/01/43)(a)	20,103	19,540,524
5.65%, 12/01/41 (Call 06/01/41)(a)	15,958	17,269,507

		625,418,532
Chemicals — 1.2%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	16,462	15,877,059
3.50%, 10/01/24 (Call 07/01/24)(a)	8,328	7,985,342
4.13%, 11/15/21 (Call 08/15/21)	8,179	8,255,886
4.38%, 11/15/42 (Call 05/15/42)	8,491	7,308,066
5.25%, 11/15/41 (Call 05/15/41)(a)	12,205	11,790,690
7.38%, 11/01/29(a)	12,900	15,472,393
9.40%, 05/15/39	10,883	15,179,348
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	27,000	27,240,840
4.49%, 11/15/25 (Call 09/15/25)	18,720	18,908,151
4.73%, 11/15/28 (Call 08/15/28)	25,000	25,342,330
5.32%, 11/15/38 (Call 05/15/38)	20,000	20,371,314
5.42%, 11/15/48 (Call 05/15/48)	25,000	25,585,518
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)(a)	13,066	12,987,637
3.80%, 03/15/25 (Call 12/15/24)(a)	645	622,613
4.65%, 10/15/44 (Call 04/15/44)(a)	2,624	2,299,716
EI du Pont de Nemours & Co., 4.15%, 02/15/43(a)	6,595	7,281,385
LYB International Finance BV
4.00%, 07/15/23	7,332	7,325,377
4.88%, 03/15/44 (Call 09/15/43)(a)	14,401	12,990,027
5.25%, 07/15/43(a)	11,817	11,139,789
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	6,516	5,914,292
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	13,604	11,251,455
5.75%, 04/15/24 (Call 01/15/24)	13,704	14,618,509
6.00%, 11/15/21 (Call 08/17/21)	2,902	3,046,189
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	14,518	14,505,120
Rohm & Haas Co., 7.85%, 07/15/29(a)	11,518	14,251,477

241

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)(a)	$9,917	$9,505,634
3.45%, 06/01/27 (Call 03/01/27)(a)	23,747	21,811,916
4.50%, 06/01/47 (Call 12/01/46)(a)	5,985	5,289,305

		354,157,378
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	14,735	14,541,746
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	11,277	10,357,344
3.95%, 12/01/47 (Call 06/01/47)	301	272,240
4.35%, 12/08/21(a)	5,586	5,719,989
5.50%, 12/08/41(a)	703	783,212
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	14,263	14,588,151
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	5,078	5,099,731

		51,362,413
Computers — 3.3%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	12,980	12,436,925
2.10%, 09/12/22 (Call 08/12/22)(a)	3,163	3,019,515
2.15%, 02/09/22(a)	13,658	13,167,660
2.30%, 05/11/22 (Call 04/11/22)	13,084	12,654,540
2.40%, 01/13/23 (Call 12/13/22)(a)	3,426	3,283,031
2.40%, 05/03/23(a)	65,424	62,410,577
2.45%, 08/04/26 (Call 05/04/26)(a)	27,807	25,272,364
2.50%, 02/09/22 (Call 01/09/22)	7,048	6,883,157
2.50%, 02/09/25(a)	17,920	16,699,342
2.70%, 05/13/22	15,266	14,953,455
2.75%, 01/13/25 (Call 11/13/24)(a)	16,775	15,897,679
2.85%, 02/23/23 (Call 12/23/22)(a)	16,488	16,061,317
2.85%, 05/11/24 (Call 03/11/24)	18,089	17,345,349
2.90%, 09/12/27 (Call 06/12/27)	23,016	21,347,929
3.00%, 02/09/24 (Call 12/09/23)	23,469	22,745,873
3.00%, 06/20/27 (Call 03/20/27)(a)	8,607	8,058,880
3.00%, 11/13/27 (Call 08/13/27)(a)	6,224	5,817,924
3.20%, 05/13/25(a)	22,328	21,600,547
3.20%, 05/11/27 (Call 02/11/27)(a)	16,036	15,203,291
3.25%, 02/23/26 (Call 11/23/25)(a)	32,388	31,109,591
3.35%, 02/09/27 (Call 11/09/26)	20,727	19,818,075
3.45%, 05/06/24(a)	24,227	24,010,701
3.45%, 02/09/45	13,671	11,693,264
3.75%, 09/12/47 (Call 03/12/47)(a)	17,021	15,193,942
3.75%, 11/13/47 (Call 05/13/47)(a)	11,830	10,545,664
3.85%, 05/04/43(a)	46,528	42,590,293
3.85%, 08/04/46 (Call 02/04/46)	18,104	16,398,471
4.25%, 02/09/47 (Call 08/09/46)	16,588	16,039,300
4.38%, 05/13/45(a)	26,725	26,279,601
4.45%, 05/06/44(a)	12,477	12,454,242
4.50%, 02/23/36 (Call 08/23/35)(a)	21,885	22,625,919
4.65%, 02/23/46 (Call 08/23/45)(a)	45,062	45,945,972
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(d)	13,199	13,215,718
5.45%, 06/15/23 (Call 04/15/23)(d)	29,607	30,211,498
6.02%, 06/15/26 (Call 03/15/26)(d)	58,739	59,367,913
8.10%, 07/15/36 (Call 01/15/36)(d)	19,667	21,225,285
8.35%, 07/15/46 (Call 01/15/46)(d)	17,734	19,539,378

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	$10,481	$10,643,436
4.90%, 10/15/25 (Call 07/15/25)	35,288	35,558,310
6.20%, 10/15/35 (Call 04/15/35)(a)	5,185	4,950,528
6.35%, 10/15/45 (Call 04/15/45)(a)	12,818	11,865,755
HP Inc.
4.30%, 06/01/21	9,219	9,373,382
6.00%, 09/15/41(a)	9,122	8,778,694
IBM Credit LLC, 3.00%, 02/06/23	9,940	9,632,462
International Business Machines Corp.
1.88%, 08/01/22(a)	12,709	11,898,870
2.50%, 01/27/22(a)	10,578	10,236,169
2.88%, 11/09/22	13,371	12,942,279
3.38%, 08/01/23(a)	16,357	16,021,780
3.45%, 02/19/26(a)	14,555	13,922,729
3.63%, 02/12/24	25,268	24,854,254
4.00%, 06/20/42(a)	20,160	17,971,660
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	2,608	2,505,636
4.75%, 06/01/23(a)	9,446	8,985,507
4.75%, 01/01/25(a)	14,949	13,711,970

		976,977,603
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	3,759	3,610,533
2.15%, 08/11/22(a)	11,075	10,649,938
2.30%, 02/06/22(a)	10,101	9,881,979
2.45%, 11/03/26	4,375	4,011,425
2.85%, 08/11/27(a)	11,851	11,119,605
3.10%, 08/15/23(a)	15,596	15,474,928
5.55%, 03/05/37	765	898,890
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,794	3,642,297
2.90%, 05/05/27 (Call 02/05/27)(a)	16,636	15,493,852
3.50%, 03/22/28 (Call 12/22/27)(a)	20,619	19,944,660
5.90%, 11/15/32(a)	12,410	14,851,480

		109,579,587
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	5,185	4,752,604
3.65%, 07/21/27 (Call 04/21/27)(a)	18,567	16,161,083
3.95%, 02/01/22 (Call 01/01/22)(a)	5,150	5,073,177
5.00%, 10/01/21	4,451	4,531,681
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	14,220	13,269,865
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	19,949	19,020,430
2.65%, 12/02/22	22,668	21,696,742
3.00%, 10/30/24 (Call 09/29/24)	25,722	24,270,765
3.40%, 02/27/23 (Call 01/27/23)(a)	8,335	8,143,947
3.70%, 08/03/23 (Call 07/03/23)(a)	2,895	2,860,574
4.05%, 12/03/42(a)	13,290	12,178,086
4.20%, 11/06/25 (Call 10/06/25)	5,000	5,004,715
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)(a)	18,496	17,943,996
3.30%, 05/03/27 (Call 04/03/27)(a)	26,366	25,067,656
Ameriprise Financial Inc., 4.00%, 10/15/23	10,780	10,924,855
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)(a)	14,818	13,427,289

242

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	$15,492	$15,333,284
Capital One Bank USA N.A., 3.38%, 02/15/23	13,362	12,818,622
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	4,520	4,352,945
3.85%, 05/21/25 (Call 03/21/25)(a)	15,468	15,469,565
CME Group Inc.
3.00%, 09/15/22(a)	3,481	3,435,434
3.00%, 03/15/25 (Call 12/15/24)	9,289	8,877,141
5.30%, 09/15/43 (Call 03/15/43)	10,048	11,296,175
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	14,379	13,371,696
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	18,723	16,161,132
4.42%, 11/15/35(a)	137,486	110,992,104
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	16,609	16,468,941
3.75%, 09/21/28 (Call 06/21/28)(a)	2,090	2,047,072
4.00%, 10/15/23(a)	5,486	5,578,638
4.25%, 09/21/48 (Call 03/21/48)(a)	11,937	11,260,781
International Lease Finance Corp., 5.88%, 08/15/22(a)	8,229	8,605,309
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	2,861	2,481,362
4.85%, 01/15/27	11,215	10,817,060
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	10,499	9,930,764
3.38%, 04/01/24	19,182	19,004,799
ORIX Corp., 2.90%, 07/18/22(a)	1,526	1,476,601
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	329	279,075
3.75%, 08/15/21 (Call 06/15/21)	1,610	1,568,965
3.95%, 12/01/27 (Call 09/01/27)	25,827	21,768,987
4.25%, 08/15/24 (Call 05/15/24)(a)	3,028	2,777,862
4.50%, 07/23/25 (Call 04/23/25)	8,585	7,825,913
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	9,634	9,444,616
3.30%, 04/01/27 (Call 01/01/27)(a)	9,109	8,528,550
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	13,675	13,090,107
2.75%, 09/15/27 (Call 06/15/27)(a)	4,088	3,786,787
2.80%, 12/14/22 (Call 10/14/22)(a)	20,012	19,522,440
3.15%, 12/14/25 (Call 09/14/25)(a)	44,291	42,788,539
3.65%, 09/15/47 (Call 03/15/47)(a)	8,961	8,120,818
4.15%, 12/14/35 (Call 06/14/35)(a)	19,960	20,069,636
4.30%, 12/14/45 (Call 06/14/45)(a)	44,517	44,721,876

		708,401,061
Electric — 2.0%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	2,784	2,390,243
4.45%, 01/15/49 (Call 07/15/48)(a)(d)	14,315	13,657,808
4.50%, 02/01/45 (Call 08/01/44)(a)	8,376	8,056,458
5.15%, 11/15/43 (Call 05/15/43)(a)	9,644	10,126,285
6.13%, 04/01/36(a)	22,395	26,135,841
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	940	869,675
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	11,657	11,243,534
4.63%, 12/01/54 (Call 06/01/54)	11,228	10,556,376
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	20,022	19,570,578

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	$597	$539,229
5.30%, 02/15/40(a)	3,240	3,576,435
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,872	3,677,770
2.65%, 09/01/26 (Call 06/01/26)(a)	17,016	15,165,605
3.15%, 08/15/27 (Call 05/15/27)(a)	2,608	2,394,952
3.75%, 04/15/24 (Call 01/15/24)(a)	6,196	6,127,656
3.75%, 09/01/46 (Call 03/01/46)	31,758	26,674,802
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	6,115	7,580,684
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)(a)	5,777	5,596,225
3.55%, 06/15/26 (Call 03/15/26)(a)	12,473	11,593,272
4.75%, 06/15/46 (Call 12/15/45)(a)	7,737	7,216,736
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	9,526	8,625,521
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	3,432	3,221,634
3.50%, 06/01/22 (Call 05/01/22)	6,188	5,997,041
3.95%, 06/15/25 (Call 03/15/25)(a)	16,723	16,447,514
4.45%, 04/15/46 (Call 10/15/45)(a)	8,302	7,708,813
5.10%, 06/15/45 (Call 12/15/44)	1,783	1,815,721
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	12,337	11,994,857
6.25%, 10/01/39(a)	12,565	13,051,646
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	20,415	19,546,513
Series B, 4.25%, 03/15/23 (Call 12/15/22)	15,338	15,414,165
Series C, 4.85%, 07/15/47 (Call 01/15/47)	4,650	4,473,622
Series C, 7.38%, 11/15/31	13,828	17,454,476
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)(a)	795	737,527
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	14,363	13,009,557
Georgia Power Co., 4.30%, 03/15/42	11,870	10,666,122
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	15,590	14,697,075
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	13,211	14,808,210
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)	19,427	16,124,410
3.95%, 12/01/47 (Call 06/01/47)	13,135	9,982,600
5.40%, 01/15/40	11,479	10,187,613
5.80%, 03/01/37	8,836	8,241,779
6.05%, 03/01/34	35,850	34,224,203
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,325,160
3.25%, 06/15/27 (Call 03/15/27)	12,567	11,441,308
3.40%, 02/01/28 (Call 10/01/27)	12,998	11,875,690
3.80%, 02/01/38 (Call 08/01/37)	13,075	11,008,492
4.00%, 02/01/48 (Call 08/01/47)	12,115	10,045,444
6.00%, 10/15/39	2,427	2,641,260
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	13,581	11,902,215
4.65%, 10/01/43 (Call 04/01/43)(a)	11,966	11,426,627
Series C, 4.13%, 03/01/48 (Call 09/01/47)	7,295	6,512,136
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	3,104	2,992,518
2.95%, 07/01/23 (Call 05/01/23)	13,388	12,806,008
3.25%, 07/01/26 (Call 04/01/26)(a)	26,210	24,274,376
4.40%, 07/01/46 (Call 01/01/46)	16,437	14,793,173

243

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	$9,082	$8,698,688
Series A, 3.50%, 03/15/27 (Call 12/15/26)	10,339	10,017,333

		602,941,211
Electronics — 0.2%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)(a)	4,070	3,937,795
3.15%, 06/15/26 (Call 03/15/26)	12,817	11,887,344
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	17,634	16,911,602
2.50%, 11/01/26 (Call 08/01/26)(a)	16,279	14,923,796

		47,660,537
Environmental Control — 0.1%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)(a)	10,958	10,883,832
3.95%, 05/15/28 (Call 02/15/28)	9,965	9,817,684
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	8,298	7,793,583
4.10%, 03/01/45 (Call 09/01/44)(a)	8,162	7,683,687

		36,178,786
Food — 1.7%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	8,076	7,825,437
3.95%, 03/15/25 (Call 01/15/25)	3,911	3,699,080
4.15%, 03/15/28 (Call 12/15/27)	14,952	13,853,684
4.80%, 03/15/48 (Call 09/15/47)(a)	3,003	2,539,267
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	10,000	9,683,443
4.30%, 05/01/24 (Call 04/01/24)(a)	10,585	10,532,287
4.60%, 11/01/25 (Call 09/01/25)	13,040	12,972,879
4.85%, 11/01/28 (Call 08/01/28)	10,000	9,938,923
5.30%, 11/01/38 (Call 05/01/38)(a)	11,715	11,259,241
5.40%, 11/01/48 (Call 05/01/48)(a)	16,770	15,885,029
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	4,736	4,643,543
3.20%, 02/10/27 (Call 11/10/26)(a)	7,878	7,112,496
3.70%, 10/17/23 (Call 09/17/23)	4,598	4,520,918
4.00%, 04/17/25 (Call 02/17/25)(a)	3,828	3,735,205
4.20%, 04/17/28 (Call 01/17/28)(a)	21,327	20,553,056
JM Smucker Co. (The)
3.50%, 10/15/21(a)	6,731	6,696,864
3.50%, 03/15/25(a)	17,404	16,504,763
Kellogg Co.
3.25%, 04/01/26(a)	12,102	11,187,780
Series B, 7.45%, 04/01/31(a)	1,687	2,091,546
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	27,649	24,427,325
3.50%, 06/06/22(a)	22,407	22,045,096
3.50%, 07/15/22 (Call 05/15/22)(a)	16,340	16,046,467
3.95%, 07/15/25 (Call 04/15/25)	31,841	30,527,603
4.00%, 06/15/23 (Call 05/15/23)(a)	18,798	18,556,331
4.38%, 06/01/46 (Call 12/01/45)(a)	35,273	28,796,634
4.63%, 01/30/29 (Call 10/30/28)(a)	12,016	11,685,582
5.00%, 07/15/35 (Call 01/15/35)(a)	9,057	8,337,193
5.00%, 06/04/42	24,645	22,065,119
5.20%, 07/15/45 (Call 01/15/45)	13,705	12,436,387
6.50%, 02/09/40	4,334	4,589,941
6.88%, 01/26/39	11,440	12,623,682

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	$13,974	$12,302,865
4.45%, 02/01/47 (Call 08/01/46)(a)	12,367	10,682,366
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	3,780	3,625,807
3.40%, 08/15/27 (Call 05/15/27)	8,616	8,138,906
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	3,730	3,677,826
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	11,004	10,208,376
3.30%, 07/15/26 (Call 04/15/26)	13,111	12,330,077
3.75%, 10/01/25 (Call 07/01/25)(a)	12,156	11,789,921
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	11,183	10,359,207
3.95%, 08/15/24 (Call 05/15/24)(a)	12,598	12,432,482
4.50%, 06/15/22 (Call 03/15/22)(a)	10,748	10,921,728
4.55%, 06/02/47 (Call 12/02/46)(a)	8,876	7,802,354

		501,644,716
Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	14,429	12,914,295
3.65%, 06/15/24 (Call 03/15/24)(a)	10,665	10,551,273
4.35%, 08/15/48 (Call 02/15/48)(a)	21,351	17,712,952
4.40%, 08/15/47 (Call 02/15/47)	10,382	8,757,704
4.75%, 02/15/22 (Call 11/15/21)(a)	8,828	9,179,441
4.80%, 06/15/44 (Call 12/15/43)	8,690	7,672,598
7.30%, 11/15/39	1,042	1,219,922

		68,008,185
Gas — 0.1%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	13,371	12,588,036
3.95%, 03/30/48 (Call 09/30/47)(a)	5,521	4,676,063
4.38%, 05/15/47 (Call 11/15/46)	11,182	10,128,370
4.80%, 02/15/44 (Call 08/15/43)(a)	13,431	12,935,796

		40,328,265
Health Care - Products — 1.8%
Abbott Laboratories
2.55%, 03/15/22(a)	4,880	4,707,563
2.90%, 11/30/21 (Call 10/30/21)(a)	29,540	28,831,070
2.95%, 03/15/25 (Call 12/15/24)(a)	6,165	5,802,693
3.40%, 11/30/23 (Call 09/30/23)(a)	7,974	7,849,247
3.75%, 11/30/26 (Call 08/30/26)	11,725	11,444,394
4.75%, 11/30/36 (Call 05/30/36)(a)	29,504	30,082,939
4.90%, 11/30/46 (Call 05/30/46)	37,286	38,601,711
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)(a)	23,034	22,192,107
3.13%, 11/08/21(a)	10,123	9,974,496
3.36%, 06/06/24 (Call 04/06/24)	22,873	21,777,964
3.70%, 06/06/27 (Call 03/06/27)	31,339	29,195,124
3.73%, 12/15/24 (Call 09/15/24)	14,789	14,276,635
4.67%, 06/06/47 (Call 12/06/46)(a)	11,545	10,696,267
4.69%, 12/15/44 (Call 06/15/44)	6,193	5,686,312
Boston Scientific Corp.
3.85%, 05/15/25	13,425	13,082,003
4.00%, 03/01/28 (Call 12/01/27)(a)	13,279	12,702,921
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	15,739	15,115,470

244

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
3.15%, 03/15/22	$17,158	$16,896,636
3.50%, 03/15/25	42,863	42,012,118
3.63%, 03/15/24 (Call 12/15/23)(a)	2,507	2,487,847
4.38%, 03/15/35(a)	19,133	19,157,220
4.63%, 03/15/45	47,465	48,288,399
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	2,506	2,376,045
3.50%, 03/15/26 (Call 12/15/25)	13,298	12,635,617
4.63%, 03/15/46 (Call 09/15/45)(a)	13,446	12,973,354
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	18,320	16,686,202
3.00%, 04/15/23 (Call 02/15/23)	18,088	17,341,988
3.15%, 01/15/23 (Call 10/15/22)(a)	4,212	4,091,161
3.20%, 08/15/27 (Call 05/15/27)	17,389	16,011,283
3.30%, 02/15/22(a)	4,255	4,197,175
3.60%, 08/15/21 (Call 05/15/21)(a)	2,753	2,747,931
4.10%, 08/15/47 (Call 02/15/47)	9,213	8,245,253
4.15%, 02/01/24 (Call 11/01/23)(a)	15,286	15,350,429
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	2,898	2,835,216
3.55%, 04/01/25 (Call 01/01/25)(a)	23,579	22,228,350

		548,581,140
Health Care - Services — 2.2%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	5,624	5,360,277
2.80%, 06/15/23 (Call 04/15/23)	16,979	16,049,885
3.50%, 11/15/24 (Call 08/15/24)	10,731	10,355,117
3.88%, 08/15/47 (Call 02/15/47)(a)	5,597	4,650,408
6.63%, 06/15/36	5,441	6,368,130
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)(a)	12,417	11,987,742
3.13%, 05/15/22	11,866	11,583,391
3.30%, 01/15/23	15,678	15,346,064
3.35%, 12/01/24 (Call 10/01/24)(a)	8,843	8,449,204
3.50%, 08/15/24 (Call 05/15/24)	15,706	15,162,406
3.65%, 12/01/27 (Call 09/01/27)(a)	15,489	14,503,616
4.10%, 03/01/28 (Call 12/01/27)(a)	8,685	8,428,929
4.38%, 12/01/47 (Call 06/01/47)	13,379	11,981,931
4.55%, 03/01/48 (Call 09/01/47)(a)	11,187	10,314,405
4.63%, 05/15/42(a)	8,942	8,360,212
4.65%, 01/15/43(a)	12,081	11,328,257
4.65%, 08/15/44 (Call 02/15/44)(a)	9,608	9,016,456
5.85%, 01/15/36	553	604,943
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(a)	1,407	1,257,499
3.25%, 04/15/25 (Call 01/15/25)(a)	8,318	7,828,797
3.88%, 10/15/47 (Call 04/15/47)(a)	4,181	3,397,657
4.00%, 02/15/22 (Call 11/15/21)(a)	3,945	3,971,024
Halfmoon Parent Inc.
3.75%, 07/15/23 (Call 06/15/23)(d)	36,685	36,138,482
4.13%, 11/15/25 (Call 09/15/25)(d)	30,835	30,440,435
4.38%, 10/15/28 (Call 07/15/28)(d)	44,250	43,546,341
4.80%, 08/15/38 (Call 02/15/38)(a)(d)	29,315	28,262,785
4.90%, 12/15/48 (Call 06/15/48)(a)(d)	40,945	39,053,173
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	7,383	7,387,317
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)(a)	5,679	5,440,163

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	$20,880	$20,046,602
4.70%, 02/01/45 (Call 08/01/44)	6,851	6,329,042
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	14,319	13,702,099
2.88%, 12/15/21(a)	9,552	9,416,403
2.88%, 03/15/22 (Call 12/15/21)	15,312	15,011,281
2.88%, 03/15/23(a)	3,724	3,616,514
2.95%, 10/15/27(a)	12,598	11,735,417
3.10%, 03/15/26	6,869	6,514,672
3.35%, 07/15/22(a)	11,684	11,623,326
3.38%, 04/15/27(a)	1,619	1,563,024
3.45%, 01/15/27	7,599	7,391,805
3.50%, 06/15/23(a)	4,640	4,628,883
3.75%, 07/15/25	22,625	22,524,957
3.75%, 10/15/47 (Call 04/15/47)(a)	12,440	11,067,883
3.85%, 06/15/28(a)	14,887	14,839,618
4.20%, 01/15/47 (Call 07/15/46)	8,973	8,572,485
4.25%, 03/15/43 (Call 09/15/42)(a)	11,958	11,531,410
4.25%, 04/15/47 (Call 10/15/46)	1,509	1,452,694
4.25%, 06/15/48 (Call 12/15/47)(a)	19,180	18,412,693
4.63%, 07/15/35(a)	10,379	10,736,494
4.75%, 07/15/45(a)	24,157	24,884,505
5.80%, 03/15/36	7,166	8,276,449
6.88%, 02/15/38(a)	13,236	17,133,635

		647,586,937
Holding Companies - Diversified — 0.0%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	1,867	1,773,268

Housewares — 0.2%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	21,522	20,948,869
4.20%, 04/01/26 (Call 01/01/26)(a)	29,111	27,722,723
5.50%, 04/01/46 (Call 10/01/45)(a)	17,514	15,805,406

		64,476,998
Insurance — 2.0%
Aflac Inc., 3.63%, 11/15/24	6,191	6,082,499
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	15,092	14,297,085
3.88%, 01/15/35 (Call 07/15/34)(a)	9,009	7,669,364
3.90%, 04/01/26 (Call 01/01/26)	25,945	24,631,423
4.13%, 02/15/24(a)	15,917	15,758,110
4.20%, 04/01/28 (Call 01/01/28)(a)	14,071	13,374,675
4.38%, 01/15/55 (Call 07/15/54)	6,565	5,322,299
4.50%, 07/16/44 (Call 01/16/44)(a)	21,995	19,102,994
4.75%, 04/01/48 (Call 10/01/47)(a)	16,892	15,180,631
4.80%, 07/10/45 (Call 01/10/45)	12,970	11,751,881
4.88%, 06/01/22(a)	7,411	7,587,257
6.25%, 05/01/36(a)	6,667	7,150,126
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	15,098	14,742,021
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	15,190	13,804,128
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(d)	12,197	11,950,735
4.35%, 04/20/28 (Call 01/20/28)(a)(d)	15,644	14,742,352
5.00%, 04/20/48 (Call 10/20/47)(d)	8,848	7,779,327
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	4,985	4,923,578
4.20%, 08/15/48 (Call 02/15/48)(a)	29,955	28,379,370
5.75%, 01/15/40(a)	5,663	6,480,841

245

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	$22,944	$22,236,916
3.13%, 03/15/26 (Call 12/15/25)(a)	30,051	28,675,620
4.50%, 02/11/43(a)	11,549	11,431,100
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	21,871	18,591,004
4.70%, 06/22/47 (Call 12/22/46)	21,841	16,337,948
Chubb Corp. (The), 6.00%, 05/11/37(a)	12,079	14,177,232
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	8,741	8,550,715
3.15%, 03/15/25(a)	11,585	11,128,760
3.35%, 05/03/26 (Call 02/03/26)	10,409	10,027,642
4.35%, 11/03/45 (Call 05/03/45)(a)	17,003	16,669,291
Manulife Financial Corp.
4.15%, 03/04/26(a)	12,649	12,661,306
5.38%, 03/04/46(a)	12,779	13,481,394
MetLife Inc.
3.60%, 04/10/24(a)	10,095	10,036,240
4.05%, 03/01/45	9,276	8,314,820
4.13%, 08/13/42(a)	4,576	4,165,650
4.60%, 05/13/46 (Call 11/13/45)(a)	5,299	5,160,000
4.88%, 11/13/43(a)	10,125	10,252,303
5.70%, 06/15/35	11,450	12,668,787
5.88%, 02/06/41(a)	6,507	7,371,776
6.38%, 06/15/34(a)	8,453	10,008,459
Series D, 4.37%, 09/15/23(a)	17,143	17,556,877
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	10,904	10,164,562
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)(a)	7,827	6,758,191
3.94%, 12/07/49 (Call 06/07/49)(a)	18,809	16,193,791
4.60%, 05/15/44	13,707	13,290,502
5.70%, 12/14/36	5,634	6,133,801
Travelers Companies Inc. (The)
5.35%, 11/01/40(a)	8,697	9,559,669
6.25%, 06/15/37(a)	9,694	11,666,813

		593,981,865
Internet — 1.3%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	28,609	25,538,951
3.38%, 02/25/24(a)	16,772	16,759,243
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	22,336	21,365,164
2.50%, 11/29/22 (Call 08/29/22)(a)	15,583	15,009,421
2.80%, 08/22/24 (Call 06/22/24)	19,677	18,781,775
3.15%, 08/22/27 (Call 05/22/27)(a)	53,227	50,566,502
3.30%, 12/05/21 (Call 10/05/21)	2,973	2,974,597
3.80%, 12/05/24 (Call 09/05/24)(a)	8,050	8,119,298
3.88%, 08/22/37 (Call 02/22/37)(a)	33,533	31,628,956
4.05%, 08/22/47 (Call 02/22/47)(a)	46,462	43,662,102
4.25%, 08/22/57 (Call 02/22/57)(a)	16,083	15,066,334
4.80%, 12/05/34 (Call 06/05/34)	26,718	28,220,468
4.95%, 12/05/44 (Call 06/05/44)(a)	13,159	14,100,965
5.20%, 12/03/25 (Call 09/03/25)	4,900	5,322,152
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	14,756	14,067,277
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	8,638	8,248,415
2.75%, 01/30/23 (Call 12/30/22)(a)	13,319	12,635,269
3.45%, 08/01/24 (Call 05/01/24)	6,313	5,979,274

Security	Par (000)	Value

Internet (continued)
3.60%, 06/05/27 (Call 03/05/27)(a)	$10,077	$9,298,753
3.80%, 03/09/22 (Call 02/09/22)	12,435	12,410,925
4.00%, 07/15/42 (Call 01/15/42)	3,431	2,574,837
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	10,499	9,499,997
5.00%, 02/15/26 (Call 11/15/25)	7,955	7,982,685

		379,813,360
Machinery — 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	17,437	17,015,262
3.80%, 04/03/28 (Call 01/03/28)	2,515	2,486,850
4.38%, 05/08/42(a)	5,570	5,443,796
Caterpillar Financial Services Corp., 1.70%, 08/09/21	8,996	8,644,938
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	10,853	10,767,944
3.80%, 08/15/42(a)	21,217	19,104,680
5.20%, 05/27/41	9,279	10,089,382
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	7,484	7,238,337
3.90%, 06/09/42 (Call 12/09/41)(a)	15,974	15,140,989
John Deere Capital Corp., 2.80%, 03/06/23	20,494	19,839,745
Wabtec Corp.
4.15%, 03/15/24 (Call 02/15/24)(a)	18,765	18,108,912
4.70%, 09/15/28 (Call 06/15/28)	20,740	19,826,308

		153,707,143
Manufacturing — 0.8%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	4,670	4,390,555
3.63%, 09/14/28 (Call 06/14/28)(a)	7,000	6,964,817
5.70%, 03/15/37(a)	1,410	1,654,054
Eaton Corp.
2.75%, 11/02/22(a)	17,454	16,732,600
4.15%, 11/02/42	3,452	3,129,149
General Electric Co.
2.70%, 10/09/22	35,027	31,590,414
3.10%, 01/09/23	8,553	7,764,951
3.15%, 09/07/22	9,685	8,887,883
3.38%, 03/11/24	5,274	4,714,683
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,180,583
4.13%, 10/09/42(a)	24,721	19,145,302
4.50%, 03/11/44(a)	24,876	20,002,702
4.65%, 10/17/21	14,583	14,325,423
5.88%, 01/14/38	35,225	32,767,302
6.15%, 08/07/37	9,137	8,712,729
6.88%, 01/10/39	22,850	23,365,160
Series A, 6.75%, 03/15/32	29,232	29,829,859
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	3,256	2,977,532
3.90%, 09/01/42 (Call 03/01/42)(a)	16,090	15,353,083

		253,488,781
Media — 4.7%
21st Century Fox America Inc.
3.00%, 09/15/22(a)	15,401	15,038,961
6.15%, 03/01/37	18,278	22,233,142
6.15%, 02/15/41(a)	15,518	18,882,527
6.20%, 12/15/34(a)	7,579	9,046,079
6.40%, 12/15/35(a)	12,584	15,457,595
6.65%, 11/15/37(a)	13,308	16,912,746

246

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	$195	$184,430
4.00%, 01/15/26 (Call 10/15/25)	18,971	18,234,717
7.88%, 07/30/30(a)	5,345	6,578,901
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	16,330	14,707,853
4.20%, 03/15/28 (Call 12/15/27)(a)	18,093	16,824,033
4.46%, 07/23/22 (Call 05/23/22)	29,146	29,148,556
4.50%, 02/01/24 (Call 01/01/24)	6,835	6,796,932
4.91%, 07/23/25 (Call 04/23/25)	46,786	46,588,268
5.38%, 04/01/38 (Call 10/01/37)(a)	5,944	5,416,368
5.38%, 05/01/47 (Call 11/01/46)	32,073	28,554,723
5.75%, 04/01/48 (Call 10/01/47)(a)	11,009	10,235,773
6.38%, 10/23/35 (Call 04/23/35)(a)	26,094	26,634,574
6.48%, 10/23/45 (Call 04/23/45)(a)	45,171	45,307,936
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	12,108	14,651,122
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	12,330	10,798,308
2.75%, 03/01/23 (Call 02/01/23)(a)	12,607	12,148,142
2.85%, 01/15/23(a)	7,039	6,817,304
3.00%, 02/01/24 (Call 01/01/24)	17,871	17,229,397
3.13%, 07/15/22(a)	9,117	8,986,474
3.15%, 03/01/26 (Call 12/01/25)(a)	14,951	14,062,220
3.15%, 02/15/28 (Call 11/15/27)(a)	10,552	9,686,996
3.20%, 07/15/36 (Call 01/15/36)(a)	18,381	15,190,417
3.30%, 02/01/27 (Call 11/01/26)	8,486	7,966,666
3.38%, 02/15/25 (Call 11/15/24)	15,792	15,279,730
3.38%, 08/15/25 (Call 05/15/25)	16,643	16,003,401
3.40%, 07/15/46 (Call 01/15/46)(a)	22,032	17,634,785
3.55%, 05/01/28 (Call 02/01/28)(a)	11,531	10,899,142
3.60%, 03/01/24(a)	10,417	10,342,310
3.70%, 04/15/24 (Call 03/15/24)(a)	34,290	34,158,789
3.90%, 03/01/38 (Call 09/01/37)(a)	6,773	6,083,353
3.95%, 10/15/25 (Call 08/15/25)(a)	29,025	28,915,404
3.97%, 11/01/47 (Call 05/01/47)	11,289	9,739,352
4.00%, 08/15/47 (Call 02/15/47)	7,690	6,718,450
4.00%, 03/01/48 (Call 09/01/47)(a)	18,225	15,955,228
4.00%, 11/01/49 (Call 05/01/49)(a)	18,473	15,966,644
4.05%, 11/01/52 (Call 05/01/52)(a)	10,173	8,628,284
4.15%, 10/15/28 (Call 07/15/28)(a)	45,690	45,281,710
4.20%, 08/15/34 (Call 02/15/34)	17,174	16,243,741
4.25%, 10/15/30 (Call 07/15/30)	18,291	18,048,717
4.25%, 01/15/33	23,841	23,210,396
4.40%, 08/15/35 (Call 02/15/35)	8,564	8,192,653
4.60%, 10/15/38 (Call 04/15/38)	35,875	35,155,667
4.60%, 08/15/45 (Call 02/15/45)	20,087	19,366,672
4.65%, 07/15/42(a)	12,148	11,722,358
4.70%, 10/15/48 (Call 04/15/48)(a)	56,255	54,785,777
4.75%, 03/01/44(a)	16,876	16,509,749
4.95%, 10/15/58 (Call 04/15/58)	26,150	25,505,091
5.65%, 06/15/35	3,756	4,093,254
6.40%, 05/15/38	3,411	3,983,499
6.45%, 03/15/37	6,327	7,409,397
6.50%, 11/15/35	6,800	7,958,158
6.95%, 08/15/37	12,884	15,781,782
7.05%, 03/15/33(a)	8,889	11,011,787

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	$8,703	$8,275,156
3.95%, 03/20/28 (Call 12/20/27)(a)	21,747	20,138,688
4.88%, 04/01/43(a)	8,432	7,491,587
5.00%, 09/20/37 (Call 03/20/37)(a)	15,792	14,611,160
5.20%, 09/20/47 (Call 03/20/47)(a)	22,070	20,338,981
6.35%, 06/01/40(a)	2,086	2,196,726
NBCUniversal Media LLC
2.88%, 01/15/23(a)	11,941	11,572,891
4.45%, 01/15/43	18,002	16,842,682
5.95%, 04/01/41(a)	4,208	4,681,657
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	3,433	3,410,517
4.50%, 09/15/42 (Call 03/15/42)	16,362	12,864,879
5.50%, 09/01/41 (Call 03/01/41)	8,189	7,379,933
5.88%, 11/15/40 (Call 05/15/40)(a)	11,044	10,356,530
6.55%, 05/01/37(a)	11,479	11,796,107
6.75%, 06/15/39	21,601	22,381,494
7.30%, 07/01/38	20,575	22,279,680
Time Warner Entertainment Co. LP
8.38%, 03/15/23(a)	14,277	16,276,086
8.38%, 07/15/33(a)	11,774	14,269,791
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	17,189	17,264,358
4.38%, 03/15/43	14,486	11,779,909
5.85%, 09/01/43 (Call 03/01/43)(a)	18,642	18,573,010
6.88%, 04/30/36(a)	12,348	13,570,916
Walt Disney Co. (The)
1.85%, 07/30/26	2,396	2,096,897
2.35%, 12/01/22(a)	11,674	11,185,693
2.75%, 08/16/21	1,768	1,742,834
2.95%, 06/15/27(a)	10,184	9,596,594
3.00%, 02/13/26	13,020	12,436,951
3.15%, 09/17/25(a)	12,872	12,400,981
4.13%, 06/01/44(a)	10,803	10,408,318
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	13,442	11,907,167
3.55%, 06/01/24 (Call 03/01/24)(a)	8,818	8,479,957
3.60%, 07/15/25 (Call 04/15/25)	19,432	18,344,679
3.80%, 02/15/27 (Call 11/15/26)	25,382	23,726,908
4.85%, 07/15/45 (Call 01/15/45)(a)	4,414	3,900,560

		1,405,486,717
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	10,173	9,781,291
3.25%, 06/15/25 (Call 03/15/25)	2,876	2,775,985

		12,557,276
Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42	9,775	9,507,679
Barrick North America Finance LLC
5.70%, 05/30/41(a)	9,990	10,300,111
5.75%, 05/01/43(a)	13,281	13,708,687
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	9,688	10,177,576
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,955	1,926,754
4.13%, 02/24/42	10,527	9,922,846
5.00%, 09/30/43(a)	29,330	31,025,479

247

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$6,862	$6,742,601
4.88%, 03/15/42 (Call 09/15/41)(a)	10,119	9,311,684
6.25%, 10/01/39	6,920	7,418,431
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	4,536	5,421,720
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	7,828	7,753,031
5.20%, 11/02/40(a)	18,256	19,654,760
7.13%, 07/15/28(a)	6,596	8,084,528
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	9,586	8,969,430

		159,925,317
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)(a)	5,124	4,633,121
4.50%, 05/15/21(a)	3,753	3,681,408

		8,314,529
Oil & Gas — 5.8%
Anadarko Finance Co., 7.50%, 05/01/31	7,340	8,519,381
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	14,029	14,594,550
6.20%, 03/15/40	8,534	8,861,762
6.45%, 09/15/36	16,082	17,071,294
6.60%, 03/15/46 (Call 09/15/45)(a)	6,221	6,867,456
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	10,116	9,863,584
4.25%, 01/15/44 (Call 07/15/43)(a)	13,279	10,766,435
4.75%, 04/15/43 (Call 10/15/42)	23,049	19,792,333
5.10%, 09/01/40 (Call 03/01/40)	15,803	14,121,226
6.00%, 01/15/37	9,593	9,800,336
BP Capital Markets America Inc.
3.79%, 02/06/24 (Call 01/06/24)	10,000	10,001,503
3.80%, 09/21/25 (Call 07/21/25)	10,000	9,873,201
4.23%, 11/06/28 (Call 08/06/28)	15,000	15,053,249
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	5,866	5,645,827
2.50%, 11/06/22	8,853	8,463,294
2.75%, 05/10/23	22,693	21,785,530
3.02%, 01/16/27 (Call 10/16/26)(a)	5,489	5,052,073
3.06%, 03/17/22(a)	13,947	13,706,895
3.12%, 05/04/26 (Call 02/04/26)(a)	9,139	8,541,687
3.22%, 11/28/23 (Call 09/28/23)	12,266	11,954,807
3.22%, 04/14/24 (Call 02/14/24)	12,266	11,864,596
3.25%, 05/06/22(a)	19,671	19,410,963
3.28%, 09/19/27 (Call 06/19/27)	14,744	13,807,380
3.51%, 03/17/25(a)	7,923	7,715,661
3.54%, 11/04/24(a)	11,523	11,293,660
3.56%, 11/01/21(a)	10,776	10,745,299
3.59%, 04/14/27 (Call 01/14/27)	6,367	6,099,513
3.72%, 11/28/28 (Call 08/28/28)(a)	7,225	6,965,772
3.81%, 02/10/24(a)	15,233	15,221,888
3.99%, 09/26/23(a)	12,647	12,788,893
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	11,830	11,307,913
3.85%, 06/01/27 (Call 03/01/27)(a)	15,679	14,675,147
4.95%, 06/01/47 (Call 12/01/46)(a)	8,523	8,033,868
6.25%, 03/15/38(a)	17,191	18,669,149

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	$11,963	$10,659,594
4.45%, 09/15/42 (Call 03/15/42)	6,333	4,679,601
5.25%, 06/15/37 (Call 12/15/36)	1,859	1,584,646
5.40%, 06/15/47 (Call 12/15/46)(a)	20,879	17,454,297
6.75%, 11/15/39	14,793	14,284,727
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)(a)	6,288	6,109,551
2.36%, 12/05/22 (Call 09/05/22)(a)	21,721	20,763,723
2.57%, 05/16/23 (Call 03/16/23)(a)	13,060	12,522,735
2.90%, 03/03/24 (Call 01/03/24)	8,675	8,362,500
2.95%, 05/16/26 (Call 02/16/26)(a)	28,129	26,487,169
3.19%, 06/24/23 (Call 03/24/23)(a)	29,411	28,850,268
3.33%, 11/17/25 (Call 08/17/25)	6,063	5,882,554
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	17,598	16,328,417
4.30%, 08/15/28 (Call 05/15/28)	6,555	6,332,497
4.88%, 10/01/47 (Call 04/01/47)	3,756	3,499,712
ConocoPhillips, 6.50%, 02/01/39	33,528	40,918,255
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	9,234	8,816,969
4.95%, 03/15/26 (Call 12/15/25)(a)	19,787	20,862,983
ConocoPhillips Holding Co., 6.95%, 04/15/29	20,820	25,186,323
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	11,654	11,267,803
4.75%, 05/15/42 (Call 11/15/41)	10,145	8,611,200
5.00%, 06/15/45 (Call 12/15/44)	2,132	1,857,714
5.60%, 07/15/41 (Call 01/15/41)	6,016	5,638,742
5.85%, 12/15/25 (Call 09/15/25)	947	993,289
Encana Corp., 6.50%, 08/15/34	12,775	13,618,483
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)(a)	22,120	21,064,201
4.15%, 01/15/26 (Call 10/15/25)(a)	9,145	9,204,689
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	16,249	15,424,319
3.90%, 10/01/27 (Call 07/01/27)(a)	5,364	4,690,406
4.88%, 11/15/21	5,778	5,849,604
Equinor ASA
2.45%, 01/17/23(a)	13,278	12,740,106
2.65%, 01/15/24	16,171	15,455,304
2.75%, 11/10/21	379	372,425
3.15%, 01/23/22(a)	2,505	2,480,397
3.70%, 03/01/24(a)	18,416	18,477,880
3.95%, 05/15/43	6,520	5,997,663
4.80%, 11/08/43(a)	4,777	4,981,133
5.10%, 08/17/40	9,537	10,332,176
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)(a)	6,700	6,494,809
2.71%, 03/06/25 (Call 12/06/24)(a)	19,404	18,344,963
2.73%, 03/01/23 (Call 01/01/23)(a)	17,826	17,308,381
3.04%, 03/01/26 (Call 12/01/25)(a)	38,924	37,363,984
3.18%, 03/15/24 (Call 12/15/23)(a)	7,977	7,860,892
3.57%, 03/06/45 (Call 09/06/44)(a)	6,845	6,046,246
4.11%, 03/01/46 (Call 09/01/45)(a)	29,657	28,576,587
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	16,076	14,695,541
5.60%, 02/15/41	15,107	13,319,479
6.00%, 01/15/40	11,997	11,008,896
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	5,431	5,304,950

248

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	$5,964	$5,589,754
3.85%, 06/01/25 (Call 03/01/25)(a)	12,667	11,884,926
4.40%, 07/15/27 (Call 04/15/27)(a)	13,013	12,463,406
6.60%, 10/01/37	9,203	9,927,543
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,458	7,182,903
4.75%, 09/15/44 (Call 03/15/44)	15,132	13,490,393
5.13%, 12/15/26 (Call 09/15/26)(d)	237	238,668
6.50%, 03/01/41 (Call 09/01/40)(a)	14,022	15,282,623
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)(a)	12,613	12,607,998
5.05%, 11/15/44 (Call 05/15/44)	12,695	10,967,698
5.25%, 11/15/43 (Call 05/15/43)	15,903	14,160,535
6.00%, 03/01/41 (Call 09/01/40)	8,488	8,231,007
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	14,670	14,060,924
3.00%, 02/15/27 (Call 11/15/26)(a)	3,296	3,077,176
3.13%, 02/15/22 (Call 11/15/21)(a)	2,995	2,948,669
3.40%, 04/15/26 (Call 01/15/26)(a)	9,210	8,869,928
3.50%, 06/15/25 (Call 03/15/25)(a)	6,042	5,909,323
4.10%, 02/15/47 (Call 08/15/46)	11,493	10,467,752
4.20%, 03/15/48 (Call 09/15/47)(a)	14,774	13,616,795
4.40%, 04/15/46 (Call 10/15/45)(a)	18,273	17,293,593
4.63%, 06/15/45 (Call 12/15/44)(a)	11,055	10,816,251
Petro-Canada, 6.80%, 05/15/38	7,535	8,727,205
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	9,499	8,999,309
4.30%, 04/01/22(a)	17,074	17,360,964
4.65%, 11/15/34 (Call 05/15/34)	17,357	16,629,365
4.88%, 11/15/44 (Call 05/15/44)	18,380	17,419,970
5.88%, 05/01/42	19,048	20,452,664
Shell International Finance BV
1.75%, 09/12/21(a)	7,537	7,215,922
2.25%, 01/06/23	16,380	15,595,278
2.38%, 08/21/22(a)	15,171	14,599,452
2.50%, 09/12/26	19,586	17,782,396
2.88%, 05/10/26	21,005	19,684,987
3.25%, 05/11/25(a)	33,647	32,564,384
3.40%, 08/12/23(a)	5,784	5,743,408
3.50%, 11/13/23 (Call 10/13/23)	10,000	9,911,649
3.75%, 09/12/46	6,588	5,887,774
3.88%, 11/13/28 (Call 08/13/28)	19,185	19,162,640
4.00%, 05/10/46(a)	15,093	14,056,571
4.13%, 05/11/35	9,938	9,667,610
4.38%, 05/11/45	37,381	36,823,597
4.55%, 08/12/43(a)	18,932	19,022,450
5.50%, 03/25/40(a)	6,626	7,511,365
6.38%, 12/15/38	23,784	29,418,839
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	13,189	12,763,598
4.00%, 11/15/47 (Call 05/15/47)(a)	9,664	8,305,513
6.50%, 06/15/38	12,243	13,922,672
6.85%, 06/01/39	3,556	4,198,215
Total Capital Canada Ltd., 2.75%, 07/15/23	1,912	1,838,984
Total Capital International SA
2.70%, 01/25/23(a)	14,947	14,428,269
2.75%, 06/19/21	8,983	8,852,208
2.88%, 02/17/22	6,730	6,593,884
3.70%, 01/15/24(a)	6,508	6,529,261

Security	Par (000)	Value

Oil & Gas (continued)
3.75%, 04/10/24	$10,025	$10,061,291
Total Capital SA, 3.88%, 10/11/28(a)	21,400	21,367,887
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	15,066	13,715,333
4.35%, 06/01/28 (Call 03/01/28)(a)	11,780	11,311,930
6.63%, 06/15/37	14,590	16,085,698
7.50%, 04/15/32	2,863	3,466,861

		1,730,672,176
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	2,808	2,703,819
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	7,688	7,263,211
3.34%, 12/15/27 (Call 09/15/27)(a)	18,612	16,648,549
4.08%, 12/15/47 (Call 06/15/47)(a)	27,990	22,686,066
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)(a)	13,859	13,566,729
3.80%, 11/15/25 (Call 08/15/25)(a)	31,951	30,532,558
4.75%, 08/01/43 (Call 02/01/43)	11,276	10,447,162
4.85%, 11/15/35 (Call 05/15/35)	6,781	6,618,164
5.00%, 11/15/45 (Call 05/15/45)	34,428	33,094,611
6.70%, 09/15/38(a)	2,633	3,023,919
7.45%, 09/15/39(a)	5,771	7,164,626
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)(a)	7,686	7,215,545
3.95%, 12/01/42 (Call 06/01/42)(a)	12,177	9,735,419
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	10,426	10,354,153

		181,054,531
Pharmaceuticals — 7.5%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	15,395	14,659,778
2.90%, 11/06/22(a)	28,810	27,751,426
3.20%, 11/06/22 (Call 09/06/22)(a)	7,928	7,697,858
3.20%, 05/14/26 (Call 02/14/26)(a)	27,841	25,504,684
3.60%, 05/14/25 (Call 02/14/25)(a)	40,026	38,180,897
3.75%, 11/14/23 (Call 10/14/23)(a)	17,820	17,538,711
4.25%, 11/14/28 (Call 08/14/28)	23,386	22,399,422
4.30%, 05/14/36 (Call 11/14/35)(a)	15,512	13,855,612
4.40%, 11/06/42(a)	27,364	23,748,682
4.45%, 05/14/46 (Call 11/14/45)(a)	20,181	17,373,865
4.50%, 05/14/35 (Call 11/14/34)(a)	25,964	23,740,183
4.70%, 05/14/45 (Call 11/14/44)(a)	31,820	28,492,255
4.88%, 11/14/48 (Call 05/14/48)(a)	22,350	20,434,869
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	26,191	25,353,218
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)(a)	34,863	34,074,382
3.80%, 03/15/25 (Call 12/15/24)(a)	43,714	41,958,262
3.85%, 06/15/24 (Call 03/15/24)(a)	5,105	4,962,272
4.55%, 03/15/35 (Call 09/15/34)(a)	32,005	29,737,619
4.75%, 03/15/45 (Call 09/15/44)(a)	19,524	18,127,659
4.85%, 06/15/44 (Call 12/15/43)(a)	10,976	10,185,838
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	13,814	13,162,015
3.13%, 06/12/27 (Call 03/12/27)(a)	7,665	7,044,819
3.38%, 11/16/25(a)	21,741	20,716,847
3.50%, 08/17/23 (Call 07/17/23)	7,496	7,326,520
4.00%, 01/17/29 (Call 10/17/28)	12,218	11,878,369
4.00%, 09/18/42(a)	17,307	15,313,085

249

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45(a)	$11,101	$10,342,696
4.38%, 08/17/48 (Call 02/17/48)(a)	9,660	8,908,472
6.45%, 09/15/37(a)	28,702	33,696,940
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	7,160	6,828,277
3.25%, 02/27/27	10,122	9,725,437
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	13,475	12,820,025
3.08%, 06/15/24 (Call 04/15/24)(a)	12,845	12,007,383
3.41%, 06/15/27 (Call 03/15/27)(a)	14,923	13,406,443
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(a)	13,233	12,582,148
2.88%, 06/01/26 (Call 03/01/26)(a)	20,504	18,503,622
3.50%, 07/20/22 (Call 05/20/22)(a)	12,510	12,329,307
3.70%, 03/09/23 (Call 02/09/23)(a)	69,999	68,776,089
3.88%, 07/20/25 (Call 04/20/25)	25,215	24,435,877
4.00%, 12/05/23 (Call 09/05/23)	13,570	13,450,630
4.10%, 03/25/25 (Call 01/25/25)	65,629	64,672,470
4.30%, 03/25/28 (Call 12/25/27)(a)	100,779	98,416,085
4.78%, 03/25/38 (Call 09/25/37)(a)	64,200	61,465,093
5.05%, 03/25/48 (Call 09/25/47)(a)	98,919	95,994,064
5.13%, 07/20/45 (Call 01/20/45)	40,426	39,419,809
5.30%, 12/05/43 (Call 06/05/43)(a)	3,495	3,491,538
Eli Lilly & Co.
2.35%, 05/15/22(a)	5,783	5,623,693
2.75%, 06/01/25 (Call 03/01/25)(a)	8,755	8,317,259
3.10%, 05/15/27 (Call 02/15/27)(a)	12,636	12,072,997
3.70%, 03/01/45 (Call 09/01/44)	9,361	8,498,602
3.95%, 05/15/47 (Call 11/15/46)(a)	15,580	14,624,532
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	12,765	12,156,218
3.40%, 03/01/27 (Call 12/01/26)(a)	18,959	17,457,908
3.50%, 06/15/24 (Call 03/15/24)(a)	11,566	11,141,598
3.90%, 02/15/22	11,877	11,876,502
4.50%, 02/25/26 (Call 11/27/25)(a)	19,059	19,169,474
4.75%, 11/15/21(a)	12,404	12,723,368
4.80%, 07/15/46 (Call 01/15/46)(a)	18,213	17,106,537
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	5,491	5,303,373
3.38%, 05/15/23(a)	19,384	19,175,816
3.63%, 05/15/25	20,226	20,164,301
3.88%, 05/15/28	26,154	26,079,231
6.38%, 05/15/38	34,783	42,907,213
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	22,504	21,922,987
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)(a)	4,698	4,566,760
2.45%, 03/01/26 (Call 12/01/25)(a)	28,224	26,230,183
2.63%, 01/15/25 (Call 11/15/24)(a)	13,495	12,844,170
2.90%, 01/15/28 (Call 10/15/27)(a)	17,478	16,466,071
2.95%, 03/03/27 (Call 12/03/26)(a)	4,123	3,935,130
3.38%, 12/05/23(a)	5,599	5,680,937
3.40%, 01/15/38 (Call 07/15/37)	18,648	16,989,628
3.50%, 01/15/48 (Call 07/15/47)(a)	10,968	9,777,943
3.55%, 03/01/36 (Call 09/01/35)	11,047	10,278,889
3.63%, 03/03/37 (Call 09/03/36)(a)	17,070	16,041,498
3.70%, 03/01/46 (Call 09/01/45)(a)	17,417	16,115,783
3.75%, 03/03/47 (Call 09/03/46)(a)	16,251	15,155,138
4.38%, 12/05/33 (Call 06/05/33)	3,859	4,079,022
5.95%, 08/15/37(a)	16,334	20,109,553

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	$10,388	$10,469,239
Merck & Co. Inc.
2.35%, 02/10/22	2,810	2,719,901
2.40%, 09/15/22 (Call 06/15/22)(a)	3,853	3,708,777
2.75%, 02/10/25 (Call 11/10/24)(a)	33,662	32,067,010
2.80%, 05/18/23(a)	15,632	15,203,543
3.70%, 02/10/45 (Call 08/10/44)(a)	27,390	25,434,998
4.15%, 05/18/43(a)	7,573	7,581,008
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(d)	12,109	11,294,850
5.20%, 04/15/48 (Call 10/15/47)(a)(d)	1,350	1,142,621
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	25,266	23,155,867
3.95%, 06/15/26 (Call 03/15/26)(d)	1,937	1,778,825
5.25%, 06/15/46 (Call 12/15/45)	6,637	5,632,183
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	10,528	10,197,394
2.40%, 09/21/22(a)	20,414	19,665,986
3.00%, 11/20/25 (Call 08/20/25)	14,164	13,411,105
3.10%, 05/17/27 (Call 02/17/27)	8,212	7,804,226
3.40%, 05/06/24	28,006	27,657,202
4.00%, 11/20/45 (Call 05/20/45)(a)	21,629	20,579,528
4.40%, 05/06/44(a)	20,357	20,664,621
Pfizer Inc.
2.20%, 12/15/21(a)	6,787	6,586,760
2.75%, 06/03/26	21,393	20,034,895
3.00%, 06/15/23(a)	13,570	13,368,015
3.00%, 12/15/26(a)	23,921	22,684,497
3.20%, 09/15/23 (Call 08/15/23)(a)	5,000	4,951,784
3.40%, 05/15/24	20,443	20,256,916
3.60%, 09/15/28 (Call 06/15/28)	11,875	11,668,295
4.00%, 12/15/36	10,463	10,083,791
4.10%, 09/15/38 (Call 03/15/38)	5,000	4,902,574
4.13%, 12/15/46(a)	6,872	6,622,164
4.20%, 09/15/48 (Call 03/15/48)(a)	16,395	15,962,090
4.30%, 06/15/43(a)	10,633	10,525,037
4.40%, 05/15/44(a)	4,177	4,171,611
7.20%, 03/15/39(a)	21,591	29,272,922
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	2,110	2,092,409
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	2,946	2,819,729
2.88%, 09/23/23 (Call 07/23/23)	32,297	30,212,629
3.20%, 09/23/26 (Call 06/23/26)	37,958	34,091,579
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(d)	10,000	10,041,338
5.00%, 11/26/28 (Call 08/26/28)(d)	15,000	15,055,125
Wyeth LLC
5.95%, 04/01/37(a)	20,074	23,843,953
6.50%, 02/01/34	6,563	8,050,724
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	9,522	8,702,522
3.25%, 02/01/23 (Call 11/01/22)(a)	12,990	12,687,228
3.95%, 09/12/47 (Call 03/12/47)	903	802,079
4.50%, 11/13/25 (Call 08/13/25)(a)	11,503	11,744,711
4.70%, 02/01/43 (Call 08/01/42)(a)	14,130	13,971,945

		2,222,460,072
Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25 (Call 01/15/21)	1,350	1,367,808

250

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	$12,652	$12,665,439
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)(a)	12,395	11,765,759
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)(a)	6,125	5,973,343
5.50%, 12/01/46 (Call 05/29/46)(a)	9,041	9,300,435
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	6,550	6,316,324
4.05%, 03/15/25 (Call 12/15/24)	15,285	14,446,483
4.65%, 06/01/21 (Call 03/01/21)(a)	2,941	2,967,870
4.75%, 01/15/26 (Call 10/15/25)(a)	15,300	14,835,419
4.95%, 06/15/28 (Call 03/15/28)	2,912	2,840,189
5.15%, 03/15/45 (Call 09/15/44)(a)	16,505	14,131,155
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,479,412
5.30%, 04/15/47 (Call 10/15/46)(a)	12,246	10,641,216
6.13%, 12/15/45 (Call 06/15/45)(a)	11,039	10,515,980
6.50%, 02/01/42 (Call 08/01/41)	14,348	14,376,839
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(a)	5,159	4,951,806
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)(a)	8,036	8,368,524
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	14,290	13,963,815
3.70%, 02/15/26 (Call 11/15/25)(a)	11,943	11,488,238
3.75%, 02/15/25 (Call 11/15/24)(a)	14,246	13,878,886
3.90%, 02/15/24 (Call 11/15/23)	13,654	13,567,038
3.95%, 02/15/27 (Call 11/15/26)	10	9,716
4.15%, 10/16/28 (Call 07/16/28)(a)	10,000	9,753,393
4.25%, 02/15/48 (Call 08/15/47)(a)	20,617	17,830,909
4.45%, 02/15/43 (Call 08/15/42)	12,261	10,875,554
4.80%, 02/01/49 (Call 08/01/48)(a)	5,775	5,459,024
4.85%, 08/15/42 (Call 02/15/42)	10,417	9,787,021
4.85%, 03/15/44 (Call 09/15/43)	15,044	14,120,640
4.90%, 05/15/46 (Call 11/15/45)	11,564	11,069,925
5.10%, 02/15/45 (Call 08/15/44)	14,820	14,507,049
5.95%, 02/01/41	10,201	10,990,183
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)(a)	10,540	10,319,750
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	7,780	7,711,956
5.50%, 03/01/44 (Call 09/01/43)	8,109	7,675,471
6.95%, 01/15/38	13,264	14,714,918
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	13,638	13,062,408
4.30%, 06/01/25 (Call 03/01/25)(a)	18,712	18,281,759
4.30%, 03/01/28 (Call 12/01/27)(a)	16,755	16,118,493
5.05%, 02/15/46 (Call 08/15/45)	8,919	8,103,092
5.20%, 03/01/48 (Call 09/01/47)(a)	11,087	10,366,319
5.30%, 12/01/34 (Call 06/01/34)	12,666	12,210,623
5.55%, 06/01/45 (Call 12/01/44)(a)	22,060	21,465,271
7.75%, 01/15/32	9,676	11,497,539
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	16,062	14,880,245
4.13%, 03/01/27 (Call 12/01/26)	17,234	16,191,555
4.50%, 07/15/23 (Call 04/15/23)	12,881	12,915,865
4.50%, 04/15/38 (Call 10/15/37)(a)	20,267	17,433,629
4.70%, 04/15/48 (Call 10/15/47)(a)	18,481	15,636,521
4.80%, 02/15/29 (Call 11/15/28)	7,045	6,929,997
4.88%, 12/01/24 (Call 09/01/24)(a)	16,664	16,848,151
4.88%, 06/01/25 (Call 03/01/25)(a)	12,728	12,807,550

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$9,043	$8,161,970
5.50%, 02/15/49 (Call 08/15/48)	13,040	12,429,355
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)(a)	7,971	7,716,000
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	8,912	8,628,652
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	7,451	7,003,052
3.65%, 06/01/22 (Call 03/01/22)	10,067	9,813,667
4.50%, 12/15/26 (Call 09/15/26)(a)	7,392	7,049,561
4.65%, 10/15/25 (Call 07/15/25)	15,853	15,372,841
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	21,655	20,337,185
5.00%, 03/15/27 (Call 09/15/26)	9,977	9,986,539
5.63%, 04/15/23 (Call 01/15/23)(a)	18,912	19,735,149
5.63%, 03/01/25 (Call 12/01/24)	16,695	17,479,002
5.75%, 05/15/24 (Call 02/15/24)(a)	17,506	18,427,260
5.88%, 06/30/26 (Call 12/31/25)(a)	23,363	24,545,086
6.25%, 03/15/22 (Call 12/15/21)	4,362	4,591,092
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	6,043	6,129,626
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	14,067	12,788,736
5.35%, 05/15/45 (Call 11/15/44)	11,218	9,701,509
5.40%, 10/01/47 (Call 04/01/47)(a)	20,659	18,173,937
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	15,276	14,575,803
4.25%, 05/15/28 (Call 02/15/28)(a)	15,037	14,659,218
4.63%, 03/01/34 (Call 12/01/33)	10,524	9,888,294
4.88%, 01/15/26 (Call 10/15/25)(a)	14,544	14,804,535
4.88%, 05/15/48 (Call 11/15/47)(a)	18,002	17,132,948
5.10%, 03/15/49 (Call 09/15/48)(a)	6,910	6,730,353
6.10%, 06/01/40(a)	11,276	12,113,277
6.20%, 10/15/37	13,806	14,992,967
7.63%, 01/15/39	11,917	14,793,859
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	10,250	12,261,952
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	9,828	9,507,931
3.60%, 03/15/22 (Call 01/15/22)	20,589	20,212,240
3.75%, 06/15/27 (Call 03/15/27)(a)	19,730	18,249,344
3.90%, 01/15/25 (Call 10/15/24)	11,151	10,760,755
4.00%, 09/15/25 (Call 06/15/25)	6,000	5,766,401
4.30%, 03/04/24 (Call 12/04/23)	18,059	17,881,886
4.85%, 03/01/48 (Call 09/01/47)(a)	10,340	9,094,313
5.10%, 09/15/45 (Call 03/15/45)	14,919	13,470,558
6.30%, 04/15/40(a)	17,181	17,858,787

		1,063,242,144
Real Estate Investment Trusts — 1.2%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	10,249	9,439,937
3.50%, 01/31/23	6,687	6,522,295
3.55%, 07/15/27 (Call 04/15/27)	3,894	3,592,700
4.00%, 06/01/25 (Call 03/01/25)	16,491	16,024,521
5.00%, 02/15/24	18,027	18,609,954
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10,584	9,471,408
3.20%, 01/15/25 (Call 10/15/24)(a)	7,019	6,643,954
3.65%, 02/01/26 (Call 11/03/25)	5,806	5,558,927
3.85%, 02/01/23 (Call 11/01/22)	8,943	8,835,022
4.13%, 05/15/21 (Call 02/15/21)(a)	2,289	2,309,673

251

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(a)	$13,875	$13,635,369
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)(a)	10,828	10,365,331
3.20%, 09/01/24 (Call 07/01/24)(a)	8,361	7,880,750
3.65%, 09/01/27 (Call 06/01/27)	18,246	16,863,033
3.70%, 06/15/26 (Call 03/15/26)(a)	11,629	10,951,579
3.80%, 02/15/28 (Call 11/15/27)	12,494	11,621,465
4.45%, 02/15/26 (Call 11/15/25)(a)	10,989	10,885,225
4.88%, 04/15/22(a)	5,811	5,956,754
5.25%, 01/15/23	20,013	20,707,089
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	7,165	6,675,630
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	10,823	10,502,816
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,092,048
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	15,229	15,159,556
5.30%, 01/15/29 (Call 10/15/28)	12,055	11,650,854
5.38%, 04/15/26(a)	7,201	7,173,996
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	9,353	9,107,461
4.00%, 06/01/25 (Call 03/01/25)(a)	13,221	12,856,082
4.25%, 11/15/23 (Call 08/15/23)(a)	3,504	3,492,094
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)	2,627	2,580,599
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	12,923	12,179,581
3.30%, 01/15/26 (Call 10/15/25)(a)	20,062	19,087,811
3.38%, 10/01/24 (Call 07/01/24)	13,945	13,610,108
3.38%, 06/15/27 (Call 03/15/27)	3,161	2,984,571
3.38%, 12/01/27 (Call 09/01/27)(a)	1,444	1,365,410
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	10,245	9,945,659
Weyerhaeuser Co., 7.38%, 03/15/32(a)	18,494	22,504,605

		358,843,867
Retail — 3.4%
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	7,970	7,733,585
2.75%, 05/18/24 (Call 03/18/24)	16,993	16,425,126
3.00%, 05/18/27 (Call 02/18/27)(a)	13,925	13,181,019
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	12,005	11,626,738
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	7,376	7,168,453
4.00%, 05/15/25 (Call 03/15/25)	7,912	7,501,684
4.20%, 05/15/28 (Call 02/15/28)(a)	20,238	18,921,435
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	11,420	10,131,261
2.63%, 06/01/22 (Call 05/01/22)(a)	18,054	17,680,741
2.70%, 04/01/23 (Call 01/01/23)(a)	14,093	13,698,631
2.80%, 09/14/27 (Call 06/14/27)(a)	13,548	12,545,299
3.00%, 04/01/26 (Call 01/01/26)(a)	11,840	11,259,568
3.35%, 09/15/25 (Call 06/15/25)	11,343	11,069,051
3.50%, 09/15/56 (Call 03/15/56)(a)	3,791	3,076,497
3.75%, 02/15/24 (Call 11/15/23)(a)	12,383	12,508,287
3.90%, 12/06/28 (Call 09/06/28)	4,385	4,391,183
3.90%, 06/15/47 (Call 12/15/46)(a)	6,430	5,874,881
4.20%, 04/01/43 (Call 10/01/42)(a)	15,109	14,473,960
4.25%, 04/01/46 (Call 10/01/45)(a)	18,431	17,764,992
4.40%, 03/15/45 (Call 09/15/44)(a)	11,311	11,140,262
4.50%, 12/06/48 (Call 06/06/48)	5,000	4,990,450

Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)(a)	$14,420	$15,131,911
5.88%, 12/16/36	31,555	36,916,415
5.95%, 04/01/41 (Call 10/01/40)(a)	16,418	19,545,192
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	4,959	4,520,351
3.10%, 05/03/27 (Call 02/03/27)(a)	18,721	17,482,368
3.12%, 04/15/22 (Call 01/15/22)	5,914	5,843,655
3.38%, 09/15/25 (Call 06/15/25)(a)	2,921	2,831,047
3.70%, 04/15/46 (Call 10/15/45)(a)	14,589	12,375,586
4.05%, 05/03/47 (Call 11/03/46)(a)	15,144	13,631,958
4.38%, 09/15/45 (Call 03/15/45)	10,126	9,580,449
4.65%, 04/15/42 (Call 10/15/41)	10,945	10,824,413
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	12,726	11,956,123
McDonald’s Corp.
2.63%, 01/15/22	14,678	14,279,178
3.35%, 04/01/23 (Call 03/01/23)(a)	9,371	9,210,521
3.50%, 03/01/27 (Call 12/01/26)(a)	10,498	10,050,973
3.70%, 01/30/26 (Call 10/30/25)(a)	21,389	20,853,569
3.80%, 04/01/28 (Call 01/01/28)	14,990	14,537,476
4.45%, 03/01/47 (Call 09/01/46)(a)	5,587	5,221,004
4.45%, 09/01/48 (Call 03/01/48)(a)	6,545	6,116,645
4.70%, 12/09/35 (Call 06/09/35)	10,193	10,154,936
4.88%, 12/09/45 (Call 06/09/45)(a)	23,957	23,816,969
6.30%, 10/15/37	11,692	13,586,071
6.30%, 03/01/38	8,648	10,039,911
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	450	420,153
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	14,119	13,783,438
3.50%, 03/01/28 (Call 12/01/27)(a)	1,298	1,230,168
3.80%, 08/15/25 (Call 06/15/25)(a)	11,335	11,164,962
3.85%, 10/01/23 (Call 07/01/23)(a)	8,217	8,262,788
4.00%, 11/15/28 (Call 08/15/28)(a)	10,800	10,565,935
4.50%, 11/15/48 (Call 05/15/48)(a)	14,690	13,499,346
Target Corp.
2.50%, 04/15/26(a)	14,359	13,116,381
2.90%, 01/15/22(a)	8,957	8,873,315
3.50%, 07/01/24(a)	13,420	13,402,747
3.63%, 04/15/46(a)	14,985	12,801,801
3.90%, 11/15/47 (Call 05/15/47)(a)	7,216	6,408,759
4.00%, 07/01/42(a)	19,230	17,697,725
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	11,962	10,708,753
Walgreen Co., 3.10%, 09/15/22(a)	9,038	8,789,083
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)(a)	8,790	8,657,231
3.45%, 06/01/26 (Call 03/01/26)(a)	24,847	23,202,380
3.80%, 11/18/24 (Call 08/18/24)(a)	29,182	28,665,128
4.80%, 11/18/44 (Call 05/18/44)(a)	17,910	16,413,369
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	16,207	15,556,404
2.55%, 04/11/23 (Call 01/11/23)	23,082	22,243,029
2.65%, 12/15/24 (Call 10/15/24)	11,484	10,936,787
3.30%, 04/22/24 (Call 01/22/24)(a)	20,402	20,205,174
3.40%, 06/26/23 (Call 05/26/23)(a)	31,415	31,322,841
3.55%, 06/26/25 (Call 04/26/25)	26,699	26,648,507
3.63%, 12/15/47 (Call 06/15/47)(a)	14,470	12,858,721
3.70%, 06/26/28 (Call 03/26/28)(a)	36,250	35,862,632
3.95%, 06/28/38 (Call 12/28/37)	15,067	14,560,899

252

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 04/11/43 (Call 10/11/42)	$1,327	$1,258,658
4.05%, 06/29/48 (Call 12/29/47)	33,565	32,176,282
4.30%, 04/22/44 (Call 10/22/43)(a)	1,851	1,829,938
5.25%, 09/01/35(a)	22,786	25,560,669
5.63%, 04/01/40	3,179	3,714,275
5.63%, 04/15/41	8,183	9,575,035
5.88%, 04/05/27	1,302	1,490,139
6.20%, 04/15/38	615	757,845

		1,025,891,121
Semiconductors — 1.9%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	12,312	11,555,255
3.90%, 12/15/25 (Call 09/15/25)(a)	10,450	10,120,009
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	17,837	16,795,968
4.35%, 04/01/47 (Call 10/01/46)(a)	11,517	10,769,086
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	9,602	8,951,586
3.00%, 01/15/22 (Call 12/15/21)(a)	40,080	38,640,928
3.13%, 01/15/25 (Call 11/15/24)	16,149	14,564,898
3.50%, 01/15/28 (Call 10/15/27)(a)	22,776	19,669,203
3.63%, 01/15/24 (Call 11/15/23)(a)	31,684	29,917,763
3.88%, 01/15/27 (Call 10/15/26)(a)	59,969	54,110,622
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	10,506	10,178,084
2.60%, 05/19/26 (Call 02/19/26)(a)	12,051	11,128,013
2.70%, 12/15/22(a)	15,316	14,904,617
2.88%, 05/11/24 (Call 03/11/24)	15,078	14,493,993
3.10%, 07/29/22(a)	10,732	10,626,985
3.15%, 05/11/27 (Call 02/11/27)(a)	17,077	16,287,513
3.70%, 07/29/25 (Call 04/29/25)(a)	22,532	22,334,575
3.73%, 12/08/47 (Call 06/08/47)(a)	18,675	16,544,593
4.00%, 12/15/32(a)	13,710	13,783,767
4.10%, 05/19/46 (Call 11/19/45)(a)	17,970	16,946,596
4.10%, 05/11/47 (Call 11/11/46)(a)	20,848	19,619,363
4.80%, 10/01/41(a)	1,620	1,695,596
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)(a)	2,226	2,156,660
3.20%, 09/16/26 (Call 06/16/26)(a)	11,254	10,519,785
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	8,545	8,128,167
2.90%, 05/20/24 (Call 03/20/24)	16,636	15,684,998
3.00%, 05/20/22(a)	18,028	17,596,148
3.25%, 05/20/27 (Call 02/20/27)(a)	20,182	18,536,763
3.45%, 05/20/25 (Call 02/20/25)	27,815	26,374,330
4.30%, 05/20/47 (Call 11/20/46)(a)	18,590	16,149,986
4.65%, 05/20/35 (Call 11/20/34)	17,971	17,272,545
4.80%, 05/20/45 (Call 11/20/44)(a)	20,602	19,225,158
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(a)	23,209	22,341,004

		557,624,557
Software — 3.8%
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	76	72,993
3.00%, 08/15/26 (Call 05/15/26)(a)	18,382	16,686,694
3.50%, 04/15/23 (Call 01/15/23)	2,024	1,990,273
5.00%, 10/15/25 (Call 07/15/25)	8,018	8,282,227

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
3.80%, 10/01/23 (Call 09/01/23)(a)	$500	$498,312
3.85%, 06/01/25 (Call 03/01/25)(a)	15,241	14,917,377
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	2,276	2,185,656
2.00%, 08/08/23 (Call 06/08/23)(a)	23,427	21,994,922
2.13%, 11/15/22(a)	5,099	4,883,529
2.38%, 02/12/22 (Call 01/12/22)(a)	17,920	17,464,303
2.38%, 05/01/23 (Call 02/01/23)(a)	12,725	12,216,690
2.40%, 02/06/22 (Call 01/06/22)(a)	16,287	15,900,596
2.40%, 08/08/26 (Call 05/08/26)(a)	44,095	40,408,645
2.65%, 11/03/22 (Call 09/03/22)(a)	7,373	7,222,931
2.70%, 02/12/25 (Call 11/12/24)	29,244	27,836,498
2.88%, 02/06/24 (Call 12/06/23)(a)	34,059	33,061,674
3.13%, 11/03/25 (Call 08/03/25)(a)	22,072	21,419,150
3.30%, 02/06/27 (Call 11/06/26)(a)	37,127	36,170,155
3.45%, 08/08/36 (Call 02/08/36)(a)	20,356	18,749,897
3.50%, 02/12/35 (Call 08/12/34)(a)	12,143	11,343,708
3.50%, 11/15/42(a)	6,754	6,069,183
3.63%, 12/15/23 (Call 09/15/23)(a)	22,681	22,892,943
3.70%, 08/08/46 (Call 02/08/46)(a)	52,970	48,517,305
3.75%, 02/12/45 (Call 08/12/44)	24,563	22,829,719
3.95%, 08/08/56 (Call 02/08/56)	27,595	25,652,171
4.00%, 02/12/55 (Call 08/12/54)(a)	19,804	18,607,422
4.10%, 02/06/37 (Call 08/06/36)(a)	23,648	23,624,934
4.20%, 11/03/35 (Call 05/03/35)(a)	17,926	18,189,675
4.45%, 11/03/45 (Call 05/03/45)	38,813	40,129,436
4.50%, 10/01/40(a)	15,731	16,412,524
4.50%, 02/06/57 (Call 08/06/56)	25,416	26,095,090
4.75%, 11/03/55 (Call 05/03/55)	6,508	6,968,521
5.20%, 06/01/39(a)	4,034	4,639,511
5.30%, 02/08/41(a)	14,704	16,870,861
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	30,366	30,654,562
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	1,478	1,420,164
2.40%, 09/15/23 (Call 07/15/23)	23,244	21,941,839
2.50%, 05/15/22 (Call 03/15/22)(a)	31,777	30,777,642
2.50%, 10/15/22	24,105	23,236,159
2.63%, 02/15/23 (Call 01/15/23)(a)	14,513	13,994,099
2.65%, 07/15/26 (Call 04/15/26)	35,673	32,623,280
2.95%, 11/15/24 (Call 09/15/24)(a)	29,960	28,664,676
2.95%, 05/15/25 (Call 02/15/25)(a)	25,690	24,529,557
3.25%, 11/15/27 (Call 08/15/27)(a)	35,515	33,719,852
3.40%, 07/08/24 (Call 04/08/24)(a)	26,781	26,323,980
3.63%, 07/15/23(a)	14,233	14,238,202
3.80%, 11/15/37 (Call 05/15/37)	19,412	17,732,942
3.85%, 07/15/36 (Call 01/15/36)(a)	19,205	17,797,752
3.90%, 05/15/35 (Call 11/15/34)(a)	13,274	12,419,357
4.00%, 07/15/46 (Call 01/15/46)(a)	40,267	36,569,483
4.00%, 11/15/47 (Call 05/15/47)(a)	24,816	22,421,656
4.13%, 05/15/45 (Call 11/15/44)(a)	25,683	23,811,919
4.30%, 07/08/34 (Call 01/08/34)(a)	11,993	11,801,391
4.38%, 05/15/55 (Call 11/15/54)	2,104	1,977,705
4.50%, 07/08/44 (Call 01/08/44)(a)	9,175	9,022,681
5.38%, 07/15/40(a)	28,164	31,124,118
6.13%, 07/08/39(a)	6,726	8,044,198
6.50%, 04/15/38(a)	10,607	13,130,908
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a)	4,899	4,847,996
3.70%, 04/11/28 (Call 01/11/28)(a)	14,669	14,458,055

253

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)(a)	$4,904	$4,641,925
3.90%, 08/21/27 (Call 05/21/27)(a)	23,746	21,293,095

		1,144,024,718
Telecommunications — 6.8%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	8,733	8,305,674
3.00%, 02/15/22(a)	18,486	18,048,991
3.00%, 06/30/22 (Call 04/30/22)(a)	13,318	12,948,372
3.20%, 03/01/22 (Call 02/01/22)(a)	15,841	15,532,002
3.40%, 05/15/25 (Call 02/15/25)(a)	65,876	61,588,178
3.60%, 02/17/23 (Call 12/17/22)(a)	18,325	18,029,365
3.80%, 03/15/22	15,573	15,544,575
3.80%, 03/01/24 (Call 01/01/24)(a)	16,674	16,299,148
3.88%, 08/15/21	800	802,643
3.90%, 03/11/24 (Call 12/11/23)(a)	11,688	11,466,246
3.95%, 01/15/25 (Call 10/15/24)(a)	17,874	17,255,704
4.10%, 02/15/28 (Call 11/15/27)	29,265	27,556,462
4.13%, 02/17/26 (Call 11/17/25)(a)	23,722	22,933,006
4.25%, 03/01/27 (Call 12/01/26)(a)	26,414	25,433,370
4.30%, 02/15/30 (Call 11/15/29)	41,232	38,500,442
4.30%, 12/15/42 (Call 06/15/42)	27,966	23,110,028
4.35%, 06/15/45 (Call 12/15/44)(a)	26,943	22,284,612
4.45%, 04/01/24 (Call 01/01/24)	20,868	20,946,877
4.50%, 05/15/35 (Call 11/15/34)(a)	36,555	32,629,465
4.50%, 03/09/48 (Call 09/09/47)	47,069	39,413,698
4.55%, 03/09/49 (Call 09/09/48)	29,222	24,509,301
4.75%, 05/15/46 (Call 11/15/45)	31,566	27,276,515
4.80%, 06/15/44 (Call 12/15/43)	34,327	30,154,079
4.90%, 08/15/37 (Call 02/14/37)(d)	9,931	9,028,738
5.15%, 03/15/42	13,314	12,211,750
5.15%, 11/15/46 (Call 05/15/46)	24,601	22,384,322
5.15%, 02/15/50 (Call 08/14/49)(a)(d)	28,920	26,154,548
5.25%, 03/01/37 (Call 09/01/36)(a)	28,268	26,968,240
5.35%, 09/01/40(a)	21,862	20,582,131
5.45%, 03/01/47 (Call 09/01/46)(a)	27,840	26,422,565
5.55%, 08/15/41(a)	4,142	3,961,546
5.65%, 02/15/47 (Call 08/15/46)	17,383	16,871,010
5.70%, 03/01/57 (Call 09/01/56)	9,368	8,964,794
6.00%, 08/15/40 (Call 05/15/40)	17,242	17,380,352
6.38%, 03/01/41	2,825	2,962,012
British Telecommunications PLC, 9.63%, 12/15/30	18,400	24,843,846
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	20,429	19,275,111
2.50%, 09/20/26 (Call 06/20/26)	12,044	10,961,988
2.95%, 02/28/26(a)	13,579	12,866,299
3.63%, 03/04/24(a)	15,319	15,390,720
5.50%, 01/15/40(a)	16,789	19,347,743
5.90%, 02/15/39(a)	18,704	22,361,225
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	43,693	57,318,112
Motorola Solutions Inc., 3.75%, 05/15/22(a)	1,732	1,709,306
Orange SA
4.13%, 09/14/21	6,935	7,040,475
5.38%, 01/13/42(a)	7,289	7,638,147
5.50%, 02/06/44 (Call 08/06/43)(a)	5,984	6,349,045
9.00%, 03/01/31	32,885	45,142,535

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)(a)	$13,258	$13,389,511
4.30%, 02/15/48 (Call 08/15/47)(a)	5,314	4,877,032
5.00%, 03/15/44 (Call 09/15/43)	16,434	16,555,833
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	20,550	19,525,930
4.57%, 04/27/23(a)	9,492	9,657,963
4.67%, 03/06/38	14,602	12,953,033
4.90%, 03/06/48(a)	18,506	16,172,516
5.21%, 03/08/47	28,769	26,151,289
7.05%, 06/20/36(a)	18,628	21,402,162
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,896	11,298,258
Verizon Communications Inc.
2.63%, 08/15/26(a)	35,641	31,884,061
3.13%, 03/16/22	2,425	2,390,931
3.38%, 02/15/25	48,923	47,189,736
3.50%, 11/01/24 (Call 08/01/24)(a)	41,093	40,020,033
3.85%, 11/01/42 (Call 05/01/42)	4,336	3,626,456
4.13%, 03/16/27(a)	47,190	46,640,826
4.13%, 08/15/46(a)	17,884	15,360,267
4.15%, 03/15/24 (Call 12/15/23)	7,930	8,020,000
4.27%, 01/15/36	35,940	33,034,582
4.33%, 09/21/28(a)	158,496	157,121,824
4.40%, 11/01/34 (Call 05/01/34)	18,254	17,251,224
4.50%, 08/10/33(a)	22,588	21,889,299
4.52%, 09/15/48(a)	54,793	49,778,745
4.67%, 03/15/55	50,809	45,472,216
4.75%, 11/01/41(a)	6,926	6,554,235
4.81%, 03/15/39	11,736	11,306,523
4.86%, 08/21/46(a)	47,417	45,149,595
5.01%, 04/15/49	46,456	45,127,038
5.01%, 08/21/54(a)	54,606	51,573,609
5.15%, 09/15/23(a)	3,290	3,471,895
5.25%, 03/16/37	25,192	25,787,395
5.50%, 03/16/47(a)	12,573	13,080,808
6.55%, 09/15/43(a)	5,851	6,768,540
Vodafone Group PLC
2.50%, 09/26/22(a)	10,425	9,894,240
2.95%, 02/19/23(a)	18,403	17,563,551
3.75%, 01/16/24	21,058	20,503,288
4.13%, 05/30/25(a)	17,445	17,006,588
4.38%, 05/30/28(a)	34,635	33,210,206
4.38%, 02/19/43	15,623	12,871,893
5.00%, 05/30/38	15,116	13,887,065
5.25%, 05/30/48(a)	30,769	28,325,443
6.15%, 02/27/37	26,166	27,008,380

		2,035,459,332
Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)(a)	2,825	2,864,107
3.90%, 08/01/46 (Call 02/01/46)(a)	11,358	10,284,884
4.05%, 06/15/48 (Call 12/15/47)(a)	4,873	4,518,110
4.13%, 06/15/47 (Call 12/15/46)(a)	7,536	7,074,971
4.15%, 04/01/45 (Call 10/01/44)(a)	12,789	12,046,393
4.15%, 12/15/48 (Call 06/15/48)(a)	10,867	10,235,096
4.45%, 03/15/43 (Call 09/15/42)(a)	11,756	11,583,899
4.55%, 09/01/44 (Call 03/01/44)	9,191	9,155,353
4.90%, 04/01/44 (Call 10/01/43)	5,476	5,708,786
5.75%, 05/01/40 (Call 11/01/39)(a)	9,847	11,289,075

254

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	$2,686	$2,992,952
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	439	391,760
3.25%, 06/01/27 (Call 03/01/27)	16,197	15,104,279
3.80%, 03/01/28 (Call 12/01/27)(a)	2,601	2,516,638
3.80%, 11/01/46 (Call 05/01/46)(a)	3,765	3,218,951
4.10%, 03/15/44 (Call 09/15/43)(a)	12,421	11,238,020
4.30%, 03/01/48 (Call 09/01/47)(a)	12,244	11,319,834
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	12,389	11,694,328
4.00%, 01/15/24(a)	9,053	9,169,358
4.05%, 02/15/48 (Call 08/15/47)	21,569	18,125,677
4.40%, 01/15/47 (Call 07/15/46)(a)	9,806	8,719,195
4.55%, 04/01/46 (Call 10/01/45)	8,239	7,482,619
4.75%, 11/15/45 (Call 05/15/45)(a)	20,081	18,817,375
5.10%, 01/15/44(a)	8,774	8,635,222
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	9,474	7,881,720
3.95%, 09/10/28 (Call 06/10/28)	23,313	22,899,306
4.16%, 07/15/22 (Call 04/15/22)	5,838	5,936,832
4.38%, 09/10/38 (Call 03/10/38)	11,305	10,841,480
4.50%, 09/10/48 (Call 03/10/48)	12,209	11,729,069
United Parcel Service Inc.
2.45%, 10/01/22	4,064	3,912,942
2.50%, 04/01/23 (Call 03/01/23)	17,284	16,642,249
3.05%, 11/15/27 (Call 08/15/27)(a)	13,545	12,729,766
3.75%, 11/15/47 (Call 05/15/47)(a)	13,596	11,960,571
6.20%, 01/15/38(a)	20,975	25,317,605

		344,038,422
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	18,656	16,219,942
6.59%, 10/15/37(a)	1,762	2,181,011

		18,400,953

Total Corporate Bonds & Notes — 99.0%
(Cost: $31,716,846,292)		29,538,770,211

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	2,652,910	$2,653,175,425
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	128,385	128,384,852

		2,781,560,277

Total Short-Term Investments — 9.3%
(Cost: $2,781,303,235)		2,781,560,277

Total Investments in Securities — 108.3%
(Cost: $34,498,149,527)		32,320,330,488

Other Assets, Less Liabilities — (8.3)%		(2,490,656,736)

Net Assets — 100.0%		$29,829,673,752

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,425,888	—		(772,978	)(a)	2,652,910	$2,653,175,425	$7,747,587	(b)	$40,313	$81,573
BlackRock Cash Funds: Treasury, SL Agency Shares	107,658	20,727	(a)	—		128,385	128,384,852	1,853,204		—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	14,331	—		(14,331)		—	—	93,367		(478,239)	474,968
2.45%, 07/28/22(c)	1,367	—		—		1,367	1,309,244	24,760		—	(16,215)
2.55%, 12/09/21(c)	11,815	—		(4,553)		7,262	7,045,670	148,527		(98,087)	16,609
2.63%, 02/17/22(c)	17,722	10,000		(4,425)		23,297	22,565,847	379,909		(76,898)	(167,645)
2.70%, 11/01/22(c)	21,889	1,000		(15,070)		7,819	7,509,056	207,531		(491,212)	316,692
2.95%, 01/30/23(c)	11,926	—		(9,653)		2,273	2,197,867	88,646		(300,507)	183,199
2.95%, 02/23/25(c)	13,200	—		(5,463)		7,737	7,328,868	177,011		(186,807)	24,943

255

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
3.10%, 10/25/27(c)	2,938	25,000	(1,001)	26,937	$25,159,099	$399,737	$(11,765)	$(492,102)
3.25%, 06/01/25(c)	18,440	—	(1,007)	17,433	16,729,585	403,193	(36,057)	(304,357)
3.50%, 06/08/23(c)	—	9,845	—	9,845	9,761,475	59,581	—	(37,189)
3.80%, 07/25/23(c)	12,012	—	(4,553)	7,459	7,399,386	178,152	(122,905)	(48,631)
4.05%, 07/26/28(c)	—	17,080	(900)	16,180	15,973,896	135,866	2,145	(327,761)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	3,494	1,080	(1,491)	3,083	2,897,349	74,637	(73,497)	7,025
3.30%, 03/08/22(c)	10,630	—	(4)	10,626	10,504,864	209,924	(96)	(125,905)
3.90%, 04/29/24(c)	7,596	—	(4,551)	3,045	3,015,360	90,223	(67,461)	(37,842)

					$2,920,957,843	$12,271,855	$(1,901,073)	$(452,638)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,538,770,211	$—	$29,538,770,211
Money Market Funds	2,781,560,277	—	—	2,781,560,277

	$2,781,560,277	$29,538,770,211	$—	$32,320,330,488

256

Schedule of Investments (unaudited) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24(a)	$2,870	$2,840,465
4.65%, 10/01/28 (Call 07/01/28)(a)	280	276,420
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,522	2,361,234
3.65%, 11/01/24 (Call 08/01/24)	835	801,800
WPP Finance 2010, 3.75%, 09/19/24(a)	3,880	3,604,281

		9,884,200
Aerospace & Defense — 1.6%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5,000	4,907,378
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	1,199	1,085,464
2.60%, 10/30/25 (Call 07/30/25)	645	603,477
2.80%, 03/01/27 (Call 12/01/26)	580	541,134
2.85%, 10/30/24 (Call 07/30/24)	860	825,807
3.25%, 03/01/28 (Call 12/01/27)(a)	1,455	1,395,204
3.45%, 11/01/28 (Call 08/01/28)	2,655	2,580,733
Embraer Netherlands Finance BV
5.05%, 06/15/25	3,495	3,534,319
5.40%, 02/01/27(a)	2,820	2,897,550
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	2,000	1,785,530
2.38%, 11/15/24 (Call 09/15/24)	1,000	935,723
2.63%, 11/15/27 (Call 08/15/27)	1,275	1,161,900
3.50%, 05/15/25 (Call 03/15/25)(a)	7,875	7,791,292
3.75%, 05/15/28 (Call 02/15/28)	1,850	1,840,384
Harris Corp., 4.40%, 06/15/28 (Call 03/15/28)	4,215	4,157,997
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	970	932,805
3.95%, 05/28/24 (Call 02/28/24)(a)	534	528,186
4.40%, 06/15/28 (Call 03/15/28)	4,825	4,801,454
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	1,855	1,757,615
3.55%, 01/15/26 (Call 10/15/25)(a)	5,451	5,343,417
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,225	1,155,696
3.20%, 02/01/27 (Call 11/01/26)	3,428	3,215,331
3.25%, 01/15/28 (Call 10/15/27)(a)	8,050	7,482,821
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)(a)	1,042	1,019,872
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	425	406,335
3.50%, 03/15/27 (Call 12/15/26)	6,045	5,681,037
3.70%, 12/15/23 (Call 09/15/23)(a)	850	842,728
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	200	191,261
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,120	1,055,890
4.60%, 06/15/28 (Call 03/15/28)	2,515	2,400,601
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	670	598,125
2.80%, 05/04/24 (Call 03/04/24)	1,890	1,780,131
3.13%, 05/04/27 (Call 02/04/27)(a)	7,080	6,514,526
3.95%, 08/16/25 (Call 06/16/25)	3,037	2,999,915
4.13%, 11/16/28 (Call 08/16/28)(a)	790	773,521

		85,525,159

Security	Par (000)	Value

Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	$1,690	$1,509,900
2.95%, 05/02/23	500	480,863
4.00%, 01/31/24	6,440	6,430,945
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	250	227,584
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)(a)	18,000	16,616,517
3.56%, 08/15/27 (Call 05/15/27)(a)	10,068	8,964,237
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	381	340,092
3.75%, 09/25/27 (Call 06/25/27)	1,725	1,545,299
4.35%, 03/15/24 (Call 02/15/24)	1,500	1,482,304
Imperial Brands Finance PLC, 4.25%, 07/21/25 (Call 04/21/25)(a)(b)	5,000	4,885,771
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	660	612,171
3.13%, 08/17/27 (Call 05/17/27)	2,290	2,146,552
3.25%, 11/10/24	6,050	5,849,157
3.38%, 08/11/25 (Call 05/11/25)(a)	1,825	1,765,333
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	7,500	7,288,320

		60,145,045
Airlines — 0.0%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)(a)	1,100	1,049,774
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(a)	300	276,389
3.45%, 11/16/27 (Call 08/16/27)(a)	725	678,922

		2,005,085
Apparel — 0.1%
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(b)	550	526,810
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)(a)	1,440	1,300,979
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,925	1,887,916

		3,715,705
Auto Manufacturers — 1.6%
American Honda Finance Corp.
2.30%, 09/09/26(a)	1,708	1,534,072
2.90%, 02/16/24	1,874	1,799,114
3.50%, 02/15/28	1,425	1,369,198
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	4,900	4,455,240
3.75%, 04/12/28 (Call 01/12/28)(b)	3,950	3,787,083
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	1,500	1,447,877
Daimler Finance North America LLC
3.45%, 01/06/27(b)	5,000	4,629,934
3.75%, 02/22/28(a)(b)	5,300	4,940,802
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	4,185	3,760,229
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,630	1,443,618
3.81%, 01/09/24 (Call 11/09/23)	2,170	1,973,994
3.82%, 11/02/27 (Call 08/02/27)(a)	2,750	2,326,074
4.13%, 08/04/25	5,450	4,885,067
4.39%, 01/08/26	4,370	3,936,409
4.69%, 06/09/25 (Call 04/09/25)	2,000	1,858,735
General Motors Co.
4.00%, 04/01/25	800	750,577
4.88%, 10/02/23(a)	900	900,493
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)(a)	2,265	2,071,923
3.85%, 01/05/28 (Call 10/05/27)	6,500	5,704,129

257

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.95%, 04/13/24 (Call 02/13/24)(a)	$4,785	$4,537,622
4.00%, 01/15/25 (Call 10/15/24)	5,675	5,328,545
4.00%, 10/06/26 (Call 07/06/26)(a)	2,404	2,165,299
4.30%, 07/13/25 (Call 04/13/25)(a)	2,935	2,760,735
4.35%, 04/09/25 (Call 02/09/25)(a)	2,225	2,115,078
4.35%, 01/17/27 (Call 10/17/26)(a)	1,958	1,807,393
5.25%, 03/01/26 (Call 12/01/25)	2,780	2,734,693
Toyota Motor Corp., 3.67%, 07/20/28(a)	2,000	1,976,712
Toyota Motor Credit Corp.
2.90%, 04/17/24	2,400	2,306,439
3.05%, 01/11/28	2,000	1,880,092
3.20%, 01/11/27	1,000	952,002
3.40%, 04/14/25(a)	1,850	1,814,158
Volkswagen Group of America Finance LLC
4.63%, 11/13/25(b)	1,575	1,536,790
4.75%, 11/13/28(b)	1,000	953,924

		86,444,050
Auto Parts & Equiptment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,642	1,621,004
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	1,980	1,934,006
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	395	380,374
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	525	517,327
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)(a)	1,175	1,059,067
5.25%, 01/15/25 (Call 01/15/20)(a)	1,515	1,550,694
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,375	1,359,171
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,576,524
ZF North America Capital Inc., 4.75%, 04/29/25(b)	4,600	4,445,644

		14,443,811
Banks — 24.4%
ABN AMRO Bank NV
4.75%, 07/28/25(b)	4,600	4,552,855
4.80%, 04/18/26(a)(b)	4,250	4,217,224
ANZ New Zealand Int’l Ltd./London, 3.45%, 01/21/28(b)	275	259,969
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26(b)	9,400	9,037,531
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(b)	4,725	4,386,832
Banco Internacional del Peru SAA Interbank, 6.63%, 03/19/29 (Call 03/19/24)(b)(c)(d)	1,350	1,414,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(b)(c)(d)	1,000	982,570
Banco Santander SA
3.80%, 02/23/28	800	706,848
4.25%, 04/11/27(a)	2,320	2,145,021
4.38%, 04/12/28	5,600	5,160,263
5.18%, 11/19/25(a)	6,550	6,447,114
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	5,000	4,982,612
Bank of America Corp.
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	2,175	2,047,174
3.25%, 10/21/27 (Call 10/21/26)	8,650	7,944,256
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	12,160	11,588,556
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	15,475	14,254,791
3.50%, 04/19/26	4,600	4,361,127
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	1,005	946,556
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	7,600	7,172,288

Security	Par (000)	Value

Banks (continued)
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	$4,700	$4,496,630
3.88%, 08/01/25	4,100	4,046,125
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	12,250	11,778,992
4.00%, 04/01/24	5,195	5,186,799
4.00%, 01/22/25	4,190	4,063,910
4.13%, 01/22/24(a)	10,925	10,970,053
4.20%, 08/26/24	11,200	11,084,742
4.25%, 10/22/26	3,543	3,431,618
4.27%, 07/23/29 (Call 07/23/28)(a)(c)(d)	7,600	7,448,816
4.45%, 03/03/26(a)	1,800	1,770,266
6.22%, 09/15/26	300	328,110
Series L, 3.95%, 04/21/25(a)	14,750	14,241,397
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,315	7,938,028
Bank of China Ltd., 5.00%, 11/13/24(b)	10,125	10,317,051
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)(d)	3,870	3,528,860
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	2,275	2,041,440
2.80%, 05/04/26 (Call 02/04/26)	2,000	1,854,223
3.25%, 09/11/24 (Call 08/11/24)	205	198,904
3.25%, 05/16/27 (Call 02/16/27)	1,992	1,897,681
3.40%, 05/15/24 (Call 04/15/24)	2,525	2,475,805
3.40%, 01/29/28 (Call 10/29/27)(a)	1,840	1,762,842
3.44%, 02/07/28 (Call 02/07/27)(a)(c)(d)	4,130	3,949,147
3.65%, 02/04/24 (Call 01/05/24)	1,725	1,713,258
3.85%, 04/28/28(a)	3,900	3,879,683
3.95%, 11/18/25 (Call 10/18/25)	1,220	1,224,245
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,655	2,523,834
Bank of Nova Scotia (The), 4.50%, 12/16/25(a)	2,322	2,295,338
Bank One Corp.
7.63%, 10/15/26(a)	1,100	1,315,317
8.00%, 04/29/27	2,140	2,615,699
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	500	506,047
Barclays PLC
3.65%, 03/16/25	9,390	8,622,893
4.34%, 01/10/28 (Call 01/10/27)(a)	2,200	2,017,430
4.38%, 09/11/24	250	232,102
4.38%, 01/12/26	17,330	16,384,995
4.97%, 05/16/29 (Call 05/16/28)(a)(c)(d)	10,000	9,512,963
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	2,000	1,895,459
BNP Paribas SA
3.38%, 01/09/25(a)(b)	27,275	25,350,699
3.50%, 11/16/27(a)(b)	4,775	4,307,050
3.80%, 01/10/24(b)	2,000	1,934,840
4.25%, 10/15/24	1,750	1,704,364
4.38%, 05/12/26(a)(b)	4,600	4,380,948
4.38%, 03/01/33 (Call 03/01/28)(b)(c)(d)	4,500	4,140,559
BPCE SA
3.25%, 01/11/28(a)(b)	3,000	2,740,671
3.38%, 12/02/26	840	780,415
3.50%, 10/23/27(b)	2,850	2,547,672
4.00%, 04/15/24	4,475	4,467,894
4.50%, 03/15/25(a)(b)	6,500	6,253,906
4.63%, 09/12/28(a)(b)	2,000	1,937,700
5.15%, 07/21/24(b)	10,350	10,311,382
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	6,900	6,702,050
3.80%, 10/30/26 (Call 09/30/26)	1,650	1,616,254
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,945	2,716,131
3.30%, 10/30/24 (Call 09/30/24)(a)	1,570	1,465,908

258

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 06/15/23(a)	$900	$874,888
3.75%, 04/24/24 (Call 03/24/24)	1,250	1,209,423
3.75%, 07/28/26 (Call 06/28/26)	2,930	2,661,069
3.75%, 03/09/27 (Call 02/09/27)(a)	7,085	6,541,195
3.80%, 01/31/28 (Call 12/31/27)(a)	6,250	5,742,238
4.20%, 10/29/25 (Call 09/29/25)(a)	2,515	2,399,606
4.25%, 04/30/25 (Call 03/31/25)(a)	2,000	1,969,194
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	16,375	14,953,132
3.30%, 04/27/25	2,365	2,228,214
3.40%, 05/01/26	6,535	6,077,068
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	9,750	9,116,050
3.70%, 01/12/26	13,000	12,347,720
3.75%, 06/16/24(a)	157	154,362
3.88%, 03/26/25(a)	2,965	2,850,875
3.89%, 01/10/28 (Call 01/10/27)(a)(c)(d)	10,275	9,788,360
4.00%, 08/05/24(a)	1,870	1,831,824
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	6,200	5,953,254
4.30%, 11/20/26(a)	3,490	3,361,440
4.40%, 06/10/25	12,625	12,405,165
4.45%, 09/29/27	6,390	6,168,670
4.60%, 03/09/26(a)	4,725	4,643,007
5.50%, 09/13/25(a)	3,175	3,306,445
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	900	879,093
Comerica Bank, 4.00%, 07/27/25	750	734,814
Comerica Inc., 3.80%, 07/22/26	60	57,484
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	325	294,767
2.85%, 05/18/26(a)(b)	8,750	8,066,476
3.90%, 03/16/28(a)(b)	6,375	6,278,767
Compass Bank, 3.88%, 04/10/25 (Call 03/10/25)	1,250	1,194,856
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,500	4,188,333
4.38%, 08/04/25	2,495	2,436,044
4.63%, 12/01/23	7,350	7,386,267
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	5,000	4,848,615
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)(d)	7,000	6,359,904
4.38%, 03/17/25(b)	4,150	3,986,399
Credit Agricole SA/London, 3.25%, 10/04/24(b)	7,000	6,474,640
Credit Suisse AG/New York NY, 3.63%, 09/09/24(a)	6,200	6,030,376
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)(d)	6,325	5,818,312
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	8,000	7,626,238
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	8,915	8,450,413
4.55%, 04/17/26	3,750	3,682,825
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	3,000	2,815,605
Deutsche Bank AG, 4.10%, 01/13/26(a)	2,615	2,364,103
Deutsche Bank AG/London, 3.70%, 05/30/24	3,419	3,134,734
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	700	632,838
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	2,270	2,073,858
4.65%, 09/13/28 (Call 06/13/28)	735	711,734
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	1,485	1,448,467
4.30%, 01/16/24 (Call 12/16/23)	1,635	1,642,097
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	1,840	1,789,133

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	$11,400	$10,626,455
3.50%, 01/23/25 (Call 10/23/24)	7,022	6,635,556
3.50%, 11/16/26 (Call 11/16/25)	10,400	9,577,353
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	5,150	4,764,541
3.75%, 05/22/25 (Call 02/22/25)	5,645	5,390,398
3.75%, 02/25/26 (Call 11/25/25)	4,030	3,813,322
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	7,500	6,971,365
3.85%, 07/08/24 (Call 04/08/24)(a)	5,349	5,197,356
3.85%, 01/26/27 (Call 01/26/26)(a)	9,700	9,142,288
4.00%, 03/03/24(a)	20,025	19,676,687
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	8,780	8,416,098
4.25%, 10/21/25	5,290	5,101,950
HSBC Holdings PLC
3.90%, 05/25/26(a)	5,675	5,387,227
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	3,190	3,020,709
4.25%, 03/14/24	7,580	7,425,345
4.25%, 08/18/25(a)	2,875	2,756,853
4.30%, 03/08/26	18,800	18,317,108
4.38%, 11/23/26	3,835	3,676,051
4.58%, 06/19/29 (Call 06/19/28)(c)(d)	12,750	12,477,553
HSBC USA Inc., 3.50%, 06/23/24	2,300	2,237,643
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,355	1,346,319
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,600	4,269,347
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)(b)	5,000	5,060,480
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,020	957,620
ING Groep NV
3.95%, 03/29/27(a)	4,000	3,783,479
4.55%, 10/02/28(a)	2,000	1,959,027
4.63%, 01/06/26(b)	6,500	6,472,440
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	5,000	4,075,149
3.88%, 01/12/28(b)	4,200	3,388,022
5.25%, 01/12/24(a)	2,095	1,999,957
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	5,200	4,728,204
3.13%, 01/23/25 (Call 10/23/24)	6,850	6,438,530
3.20%, 06/15/26 (Call 03/15/26)	13,500	12,560,182
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	17,800	16,984,601
3.30%, 04/01/26 (Call 01/01/26)	1,725	1,621,266
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	12,500	11,684,604
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	2,425	2,285,658
3.63%, 05/13/24	1,435	1,409,113
3.78%, 02/01/28 (Call 02/01/27)(a)(c)(d)	10,400	9,979,393
3.88%, 02/01/24	7,000	6,998,728
3.88%, 09/10/24(a)	14,000	13,698,998
3.90%, 07/15/25 (Call 04/15/25)(a)	5,843	5,731,465
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	12,450	12,014,097
4.02%, 12/05/24 (Call 12/05/23)(c)(d)	2,500	2,492,497
4.13%, 12/15/26	3,045	2,964,048
4.25%, 10/01/27	2,525	2,458,926
KeyBank N.A./Cleveland OH
3.30%, 06/01/25(a)	950	921,573
3.40%, 05/20/26(a)	700	660,909
KeyCorp.
4.10%, 04/30/28(a)	2,025	1,996,070
4.15%, 10/29/25	1,995	2,000,504

259

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)(d)	$9,600	$8,438,832
3.75%, 01/11/27	12,995	11,742,315
4.38%, 03/22/28(a)	3,300	3,099,326
4.45%, 05/08/25	6,735	6,603,378
4.50%, 11/04/24(a)	2,310	2,217,213
4.58%, 12/10/25	8,800	8,303,873
4.65%, 03/24/26(a)	1,905	1,787,710
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(b)(c)(d)	3,181	2,887,559
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)(d)	2,750	2,667,048
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	1,200	1,141,447
3.40%, 08/17/27(a)	900	864,766
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	1,250	1,184,237
2.76%, 09/13/26	2,025	1,845,469
3.29%, 07/25/27	1,525	1,437,127
3.68%, 02/22/27	4,900	4,751,992
3.78%, 03/02/25	975	964,523
3.85%, 03/01/26	12,880	12,668,973
3.96%, 03/02/28	7,150	7,061,416
4.05%, 09/11/28	500	498,528
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	4,650	4,660,158
Mizuho Financial Group Inc.
2.84%, 09/13/26(a)	1,980	1,817,212
3.17%, 09/11/27	6,250	5,817,346
3.48%, 04/12/26(a)(b)	6,875	6,590,839
3.66%, 02/28/27	1,765	1,706,380
4.02%, 03/05/28	8,300	8,233,585
Morgan Stanley
3.13%, 07/27/26	13,075	11,950,296
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	10,335	9,623,789
3.63%, 01/20/27	10,350	9,741,285
3.70%, 10/23/24	3,455	3,359,079
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	4,900	4,623,593
3.88%, 01/27/26(a)	9,649	9,287,004
3.95%, 04/23/27	7,825	7,341,768
4.00%, 07/23/25(a)	6,865	6,720,430
4.35%, 09/08/26(a)	5,269	5,111,289
5.00%, 11/24/25	7,735	7,833,773
Series F, 3.88%, 04/29/24(a)	11,000	10,831,432
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	587	556,247
National Australia Bank Ltd., 3.50%, 01/10/27(b)	325	312,245
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,450	5,781,660
3.38%, 01/14/26(a)	1,980	1,899,420
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	400	394,383
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)	1,050	998,593
3.10%, 10/25/27 (Call 09/25/27)	4,865	4,542,263
3.25%, 06/01/25 (Call 05/02/25)(a)	5,000	4,798,630
3.25%, 01/22/28 (Call 12/23/27)(a)	4,750	4,510,162
3.30%, 10/30/24 (Call 09/30/24)	272	266,327
4.05%, 07/26/28(a)	700	689,325
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	2,269	2,145,001
3.90%, 04/29/24 (Call 03/29/24)	1,400	1,386,774

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada, 4.65%, 01/27/26(a)	$5,091	$5,153,937
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	12,850	12,437,932
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	6,500	6,161,441
5.13%, 05/28/24	1,025	990,325
6.00%, 12/19/23	2,600	2,613,909
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	2,060	1,927,392
4.50%, 07/17/25 (Call 04/17/25)(a)	2,713	2,626,574
Santander UK Group Holdings PLC, 4.75%, 09/15/25(b)	4,000	3,743,944
Santander UK PLC, 4.00%, 03/13/24	3,401	3,370,076
Societe Generale SA
4.00%, 01/12/27(b)	4,000	3,743,889
4.25%, 04/14/25(a)(b)	6,300	5,974,655
4.25%, 08/19/26(b)	50	46,790
4.75%, 11/24/25(b)	4,675	4,536,381
4.75%, 09/14/28(a)(b)	1,500	1,470,582
5.00%, 01/17/24(a)(b)	2,500	2,501,971
Standard Chartered PLC
4.05%, 04/12/26(a)(b)	8,800	8,318,420
4.30%, 02/19/27(b)	147	136,676
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)(d)	3,000	2,837,227
5.20%, 01/26/24(b)	500	504,110
State Street Corp.
2.65%, 05/19/26	2,250	2,064,897
3.55%, 08/18/25	6,130	6,007,722
3.78%, 12/03/24 (Call 12/03/23)(c)(d)	1,430	1,430,772
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,650	2,595,648
3.95%, 01/10/24	1,140	1,150,247
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	13,500	12,151,062
3.01%, 10/19/26	2,225	2,062,873
3.35%, 10/18/27(a)	1,900	1,787,934
3.36%, 07/12/27	5,000	4,727,324
3.45%, 01/11/27	2,275	2,163,699
3.54%, 01/17/28	8,475	8,110,904
3.78%, 03/09/26	370	361,629
3.94%, 07/19/28	6,000	5,916,066
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	800	764,554
3.30%, 05/15/26 (Call 04/15/26)(a)	1,375	1,290,509
4.05%, 11/03/25 (Call 09/03/25)(a)	2,000	2,010,387
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	1,275	1,266,988
SVB Financial Group, 3.50%, 01/29/25	340	325,264
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)(d)	3,200	2,985,839
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	4,600	4,304,824
3.60%, 09/11/24 (Call 08/11/24)	4,750	4,659,838
3.70%, 01/30/24 (Call 12/29/23)(a)	2,305	2,311,611
3.90%, 04/26/28 (Call 03/24/28)(a)	4,250	4,233,097
Series V, 2.38%, 07/22/26 (Call 06/22/26)	2,370	2,119,615
Series X, 3.15%, 04/27/27 (Call 03/27/27)	2,225	2,089,313
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	1,350	1,271,746
UBS Group Funding Switzerland AG
4.13%, 09/24/25(b)	5,200	5,109,418
4.13%, 04/15/26(a)(b)	7,991	7,832,378
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,600	7,422,409

260

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$5,932	$5,556,486
3.00%, 04/22/26	23,225	21,397,882
3.00%, 10/23/26	6,401	5,832,672
3.30%, 09/09/24	4,252	4,072,590
3.55%, 09/29/25	13,150	12,575,234
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	8,326	7,868,202
4.10%, 06/03/26	3,370	3,251,389
4.30%, 07/22/27	5,750	5,567,166
4.48%, 01/16/24	531	538,393
Westpac Banking Corp.
2.70%, 08/19/26(a)	2,550	2,316,876
2.85%, 05/13/26	6,250	5,767,621
3.35%, 03/08/27	3,000	2,849,337
3.40%, 01/25/28(a)	4,155	3,939,694
3.65%, 05/15/23	750	747,053
4.32%, 11/23/31 (Call 11/23/26)(a)(c)(d)	2,400	2,258,868
Woori Bank, 4.75%, 04/30/24(b)	350	349,458

		1,345,270,051
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(b)	26,300	24,810,344
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	9,425	9,143,472
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	6,000	5,784,029
4.00%, 04/13/28 (Call 01/13/28)(a)	8,950	8,550,847
Bacardi Ltd.
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	3,110	3,064,624
4.70%, 05/15/28 (Call 02/15/28)(b)	4,275	4,128,579
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	780	761,606
Coca-Cola Co. (The)
2.25%, 09/01/26	5,150	4,637,134
2.55%, 06/01/26(a)	884	818,391
2.88%, 10/27/25(a)	7,900	7,497,988
2.90%, 05/25/27(a)	1,227	1,157,016
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	500	461,790
3.60%, 02/15/28 (Call 11/15/27)	1,829	1,684,133
3.70%, 12/06/26 (Call 09/06/26)	2,374	2,229,702
4.40%, 11/15/25 (Call 09/15/25)	2,975	2,962,455
4.75%, 11/15/24	375	382,942
Diageo Capital PLC
3.50%, 09/18/23 (Call 08/18/23)	2,000	1,998,961
3.88%, 05/18/28 (Call 02/18/28)	2,775	2,776,511
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,750	4,494,695
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	900	763,548
3.13%, 12/15/23 (Call 10/15/23)	480	449,119
3.40%, 11/15/25 (Call 08/15/25)	950	879,954
3.43%, 06/15/27 (Call 03/15/27)	1,000	905,649
4.42%, 05/25/25 (Call 03/25/25)(a)(b)	6,500	6,381,980
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	7,150	7,023,012
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	7,350	6,546,155
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	3,461	3,131,244
2.75%, 04/30/25 (Call 01/30/25)(a)	6,025	5,703,860
2.85%, 02/24/26 (Call 11/24/25)(a)	2,146	2,022,978
3.00%, 10/15/27 (Call 07/15/27)(a)	3,075	2,884,083

Security	Par (000)	Value

Beverages (continued)
3.50%, 07/17/25 (Call 04/17/25)(a)	$1,900	$1,880,694
3.60%, 03/01/24 (Call 12/01/23)	2,822	2,831,596

		128,749,091
Biotechnology — 1.4%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	4,374	3,918,249
3.13%, 05/01/25 (Call 02/01/25)	175	165,807
3.20%, 11/02/27 (Call 08/02/27)	3,825	3,531,489
3.63%, 05/22/24 (Call 02/22/24)	7,406	7,256,957
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	6,975	6,720,382
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,780	3,731,987
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)(a)	2,000	1,813,145
3.63%, 05/15/24 (Call 02/15/24)	6,000	5,817,387
3.88%, 08/15/25 (Call 05/15/25)(a)	12,375	11,870,946
3.90%, 02/20/28 (Call 11/20/27)(a)	2,750	2,568,444
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)(a)	4,800	4,396,263
3.50%, 02/01/25 (Call 11/01/24)(a)	7,500	7,263,144
3.65%, 03/01/26 (Call 12/01/25)	6,970	6,768,376
3.70%, 04/01/24 (Call 01/01/24)	11,000	10,909,649

		76,732,225
Building Materials — 0.2%
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,000	4,694,362
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	640	624,837
3.90%, 02/14/26 (Call 11/14/25)(a)	1,000	972,555
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	250	224,799
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	1,525	1,382,825
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	205	201,963
4.45%, 04/01/25 (Call 01/01/25)	500	497,432
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	335	301,526
4.20%, 12/01/24 (Call 09/01/24)(a)	425	417,699
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	1,100	1,033,795
4.50%, 04/01/25 (Call 01/01/25)	1,255	1,249,864

		11,601,657
Chemicals — 1.4%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(b)	5,050	4,573,467
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	635	625,565
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	925	917,268
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,040	1,034,632
Braskem Finance Ltd., 6.45%, 02/03/24	1,250	1,311,562
Braskem Netherlands Finance BV, 4.50%, 01/10/28(b)	5,000	4,600,000
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)(a)	4,966	4,769,776
4.55%, 11/30/25 (Call 09/30/25)(b)	1,205	1,207,792
4.80%, 11/30/28 (Call 08/30/28)(b)	1,500	1,503,203
DowDuPont Inc.
4.49%, 11/15/25 (Call 09/15/25)	4,990	5,040,517
4.73%, 11/15/28 (Call 08/15/28)	1,000	1,013,482

261

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)(a)	$2,681	$2,588,466
4.50%, 12/01/28 (Call 09/01/28)	2,500	2,444,273
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	1,000	986,369
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	1,315	1,308,768
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	5,625	5,104,569
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	4,650	4,963,751
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	280	269,386
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,595	1,513,868
4.25%, 11/15/23 (Call 08/15/23)	1,486	1,490,530
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,950	1,799,439
3.63%, 03/15/24 (Call 12/15/23)	2,615	2,536,692
4.00%, 12/15/26 (Call 09/15/26)	2,825	2,709,786
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	1,900	1,796,786
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	1,765	1,648,392
3.20%, 01/30/26 (Call 10/30/25)	100	96,953
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	1,000	934,340
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,000	979,500
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	5,000	4,993,750
6.50%, 09/27/28 (Call 06/27/28)	1,500	1,489,020
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	805	760,935
3.45%, 08/01/25 (Call 05/01/25)	510	481,130
3.45%, 06/01/27 (Call 03/01/27)	6,280	5,749,885
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	200	187,522
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	160	146,404
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	4,800	4,724,336

		78,302,114
Commercial Services — 0.6%
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(b)	50	46,125
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	250	226,250
5.25%, 08/01/26 (Call 08/01/21)(a)(b)	2,500	2,450,000
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,248	1,231,328
DP World Crescent Ltd., 4.85%, 09/26/28(b)	1,000	969,760
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	1,744	1,600,579
3.25%, 12/01/27 (Call 09/01/27)(a)	2,925	2,769,209
4.35%, 12/08/21(a)	264	270,343
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	3,110	2,900,867
3.80%, 11/01/25 (Call 08/01/25)(b)	4,850	4,716,396
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	50	46,903
4.13%, 08/01/23 (Call 07/01/23)(a)	700	692,020
4.75%, 02/15/25 (Call 11/15/24)(b)	445	441,907
4.75%, 08/01/28 (Call 05/01/28)	440	429,154
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	1,000	924,410
4.88%, 02/15/24 (Call 11/15/23)	235	243,007

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)(a)	$1,354	$1,255,003
4.00%, 06/15/25 (Call 03/15/25)	913	912,934
4.40%, 02/15/26 (Call 11/15/25)	2,000	2,043,681
Total System Services Inc.
4.45%, 06/01/28 (Call 03/01/28)	2,575	2,516,367
4.80%, 04/01/26 (Call 01/01/26)	1,720	1,724,630
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	4,750	4,359,906
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,996	1,972,753

		34,743,532
Computers — 2.3%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)(a)	11,000	10,002,582
2.50%, 02/09/25	2,635	2,453,156
2.75%, 01/13/25 (Call 11/13/24)	10,000	9,456,512
2.85%, 05/11/24 (Call 03/11/24)	4,790	4,613,451
2.90%, 09/12/27 (Call 06/12/27)	6,530	6,036,018
3.00%, 02/09/24 (Call 12/09/23)	2,200	2,132,742
3.00%, 06/20/27 (Call 03/20/27)	7,000	6,530,180
3.00%, 11/13/27 (Call 08/13/27)(a)	6,950	6,503,544
3.20%, 05/13/25(a)	4,415	4,271,940
3.20%, 05/11/27 (Call 02/11/27)(a)	2,430	2,310,132
3.25%, 02/23/26 (Call 11/23/25)	12,900	12,393,002
3.35%, 02/09/27 (Call 11/09/26)	1,960	1,874,050
3.45%, 05/06/24	4,150	4,114,227
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(a)(b)	13,834	13,985,096
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	1,515	1,482,794
4.75%, 04/15/27 (Call 01/15/27)(a)	1,465	1,435,338
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	6,840	6,863,909
International Business Machines Corp.
3.30%, 01/27/27(a)	850	799,842
3.45%, 02/19/26(a)	8,000	7,612,772
3.63%, 02/12/24	18,550	18,251,382
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	817	765,149
Seagate HDD Cayman
4.75%, 01/01/25(a)	1,415	1,305,329
4.88%, 03/01/24 (Call 01/01/24)	225	211,211
4.88%, 06/01/27 (Call 03/01/27)	3,225	2,873,084

		128,277,442
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
2.45%, 11/03/26	175	161,226
2.70%, 02/02/26(a)	1,005	945,159
2.85%, 08/11/27	1,248	1,178,341
Unilever Capital Corp.
2.00%, 07/28/26	3,225	2,832,269
2.60%, 05/05/24 (Call 03/05/24)(a)	1,300	1,236,054
2.90%, 05/05/27 (Call 02/05/27)(a)	6,025	5,610,888
3.10%, 07/30/25	560	537,160
3.25%, 03/07/24 (Call 02/07/24)	2,000	1,964,400
3.38%, 03/22/25 (Call 01/22/25)	1,000	988,931
3.50%, 03/22/28 (Call 12/22/27)(a)	3,200	3,095,675

		18,550,103

262

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	$1,900	$1,853,841

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	2,547	2,334,259
3.65%, 07/21/27 (Call 04/21/27)	2,925	2,542,241
3.88%, 01/23/28 (Call 10/23/27)(a)	4,200	3,715,514
4.45%, 10/01/25 (Call 08/01/25)	1,100	1,070,738
Affiliated Managers Group Inc., 4.25%, 02/15/24	900	908,144
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	1,000	937,774
3.25%, 03/01/25 (Call 01/01/25)(a)	4,750	4,373,159
3.63%, 04/01/27 (Call 01/01/27)	1,205	1,077,003
3.63%, 12/01/27 (Call 09/01/27)(a)	1,625	1,457,961
4.25%, 09/15/24 (Call 06/15/24)	865	851,745
4.63%, 10/01/28 (Call 07/01/28)(a)	1,950	1,869,918
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	3,850	3,716,679
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	6,800	6,411,052
3.63%, 12/05/24 (Call 11/04/24)	1,750	1,703,974
4.20%, 11/06/25 (Call 10/06/25)(a)	2,225	2,229,131
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	3,975	3,782,340
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	585	534,340
3.70%, 10/15/24	1,082	1,071,357
4.00%, 10/15/23	1,515	1,531,966
BOC Aviation Ltd., 3.88%, 04/27/26 (Call 01/27/26)(a)(b)	5,000	4,785,270
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,000	1,861,974
4.25%, 06/02/26 (Call 03/02/26)	900	872,053
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	1,815	1,802,995
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	527	505,367
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	570	543,436
3.20%, 03/02/27 (Call 12/02/26)	635	599,883
3.20%, 01/25/28 (Call 10/25/27)(a)	1,950	1,825,300
3.45%, 02/13/26 (Call 11/13/25)(a)	195	189,731
3.55%, 02/01/24 (Call 01/01/24)	5,525	5,494,033
3.85%, 05/21/25 (Call 03/21/25)(a)	1,300	1,303,368
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	5,000	5,211,645
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	2,100	2,011,986
3.75%, 06/15/28 (Call 03/15/28)(a)	4,475	4,440,891
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	241	228,280
3.95%, 11/06/24 (Call 08/06/24)	1,210	1,180,523
4.10%, 02/09/27 (Call 11/09/26)	6,324	5,876,963
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	1,380	1,285,786
4.50%, 06/20/28 (Call 03/20/28)	2,150	2,106,941
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,580	1,501,380
Franklin Resources Inc., 2.85%, 03/30/25	725	681,780
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	7,800	6,733,094

Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.75%, 01/15/26	$270	$259,136
4.00%, 01/30/24(a)	1,620	1,603,647
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	680	685,454
Jefferies Group LLC, 6.45%, 06/08/27(a)	400	420,955
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	2,725	2,599,297
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,400	1,294,145
3.75%, 02/13/25	2,650	2,532,023
4.50%, 09/19/28 (Call 06/19/28)(a)	1,500	1,468,069
Legg Mason Inc.
3.95%, 07/15/24(a)	460	451,425
4.75%, 03/15/26	510	515,179
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)(a)	850	801,176
3.38%, 04/01/24	999	989,853
3.50%, 02/26/28 (Call 11/26/27)(a)	2,285	2,236,902
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,090	1,047,423
4.25%, 06/01/24 (Call 03/01/24)	210	210,302
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	75	71,435
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,455,188
3.05%, 04/25/27 (Call 01/25/27)	1,000	939,277
3.25%, 11/01/25 (Call 08/01/25)	320	310,271
3.40%, 11/15/23 (Call 08/15/23)	600	597,305
3.40%, 02/07/28 (Call 11/07/27)(a)	6,625	6,383,400
3.90%, 11/01/28 (Call 08/01/28)	2,000	1,999,676
ORIX Corp., 3.25%, 12/04/24	2,155	2,044,766
Raymond James Financial Inc., 3.63%, 09/15/26	1,265	1,189,513
Stifel Financial Corp., 4.25%, 07/18/24	1,705	1,698,320
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	1,800	1,532,190
3.95%, 12/01/27 (Call 09/01/27)	2,350	1,983,593
4.25%, 08/15/24 (Call 05/15/24)	5,700	5,235,999
4.50%, 07/23/25 (Call 04/23/25)(a)	2,800	2,553,073
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (Call 01/01/27)	3,490	3,272,916
3.75%, 04/01/24 (Call 03/01/24)(a)	1,500	1,499,705
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)(a)	450	416,291
3.15%, 12/14/25 (Call 09/14/25)(a)	15,425	14,885,239

		158,345,117
Electric — 6.2%
Abu Dhabi National Energy Co. PJSC, 4.38%, 06/22/26(b)	5,000	4,876,400
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)(a)(b)	3,140	3,090,577
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	460	436,271
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	375	352,430
Series 13-A, 3.55%, 12/01/23	950	943,697
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	3,250	3,193,094
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	1,511	1,457,053
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	3,650	3,657,924
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	150	138,693
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,500	1,494,990

263

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	$1,000	$939,636
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	75	67,903
3.15%, 05/15/25 (Call 02/15/25)	510	489,124
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,500	1,516,644
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,462	1,385,886
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	700	627,560
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	8,900	8,367,193
3.50%, 02/01/25 (Call 11/01/24)	950	933,344
3.75%, 11/15/23 (Call 08/15/23)	475	477,485
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	750	690,058
3.95%, 01/15/26 (Call 07/15/25)(a)	712	695,513
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,300	1,213,389
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	885	799,032
CenterPoint Energy Inc.
3.85%, 02/01/24 (Call 01/01/24)	1,830	1,826,725
4.25%, 11/01/28 (Call 08/01/28)	1,950	1,928,971
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	370	351,160
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	580	535,408
3.45%, 08/15/27 (Call 05/15/27)	4,910	4,646,124
3.60%, 11/15/25 (Call 08/15/25)	35	33,841
3.88%, 03/01/24 (Call 12/01/23)	355	352,486
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	4,400	4,011,370
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	5,000	4,743,800
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	1,350	1,235,097
3.10%, 11/01/24 (Call 08/01/24)	150	144,801
3.70%, 08/15/28 (Call 05/15/28)	1,500	1,476,782
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	872	824,313
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,475	1,396,126
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	1,225	1,157,113
3.80%, 05/15/28 (Call 02/15/28)	4,285	4,265,460
Series D, 4.00%, 12/01/28 (Call 09/01/28)	500	502,051
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	55	53,623
3.38%, 08/15/23 (Call 05/15/23)	475	471,795
3.80%, 11/15/28 (Call 08/15/28)	1,050	1,047,139
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	344	342,078
Dominion Energy Inc.
3.63%, 12/01/24 (Call 09/01/24)	360	351,217
3.90%, 10/01/25 (Call 07/01/25)	2,215	2,159,989
4.25%, 06/01/28 (Call 03/01/28)	7,125	7,055,476
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,750	1,587,633
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,875	1,878,063
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,514	1,370,956
3.80%, 03/15/27 (Call 12/15/26)	1,560	1,501,721
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,130	1,098,687
Series F, 3.85%, 12/01/23 (Call 09/01/23)	625	623,198

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	$630	$593,666
3.95%, 11/15/28 (Call 08/15/28)	805	808,629
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)(a)	3,115	2,779,224
3.15%, 08/15/27 (Call 05/15/27)(a)	172	157,845
3.75%, 04/15/24 (Call 01/15/24)(a)	5,680	5,613,568
3.95%, 10/15/23 (Call 07/15/23)	1,550	1,564,724
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)(a)	1,300	1,237,148
3.80%, 07/15/28 (Call 04/15/28)(a)	5,350	5,308,654
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	750	759,640
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	280	272,106
3.70%, 09/01/28 (Call 06/01/28)	3,555	3,499,222
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	1,750	1,642,229
EDP Finance BV, 3.63%, 07/15/24(b)	5,175	4,853,617
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(b)	5,250	5,015,039
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	2,325	2,172,025
Enel Chile SA, 4.88%, 06/12/28	4,375	4,278,750
Enel Finance International NV
3.63%, 05/25/27(b)	10,000	8,612,446
4.63%, 09/14/25(b)	3,750	3,541,549
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	96,711
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,175	1,150,150
3.70%, 06/01/24 (Call 03/01/24)	900	895,742
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	5,050	4,574,915
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	32,442
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)(a)	755	679,556
3.12%, 09/01/27 (Call 06/01/27)	5,000	4,709,951
4.05%, 09/01/23 (Call 06/01/23)	290	294,208
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	200	188,951
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	230,009
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	585	556,064
Series M, 3.30%, 01/15/28 (Call 10/15/27)	5,000	4,686,111
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	5,705	5,327,543
3.95%, 06/15/25 (Call 03/15/25)	1,444	1,413,489
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	5,125	4,904,502
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)(a)	590	574,414
3.25%, 06/01/24 (Call 12/01/23)	5,825	5,783,264
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,319	5,722,178
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	275	259,478
3.25%, 03/30/27 (Call 12/30/26)	1,250	1,158,659
Iberdrola International BV, 5.81%, 03/15/25	35	38,282
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	4,375	4,336,178
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	897	868,731
4.10%, 09/26/28 (Call 06/26/28)	1,500	1,492,494
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	5,000	5,025,000

264

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	$1,280	$1,198,251
3.35%, 11/15/27 (Call 08/15/27)(a)	4,355	4,078,060
3.65%, 06/15/24 (Call 03/15/24)(a)	795	775,022
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	750	729,805
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	525	504,729
Metropolitan Edison Co., 4.00%, 04/15/25(b)	500	500,319
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	265	252,841
3.50%, 10/15/24 (Call 07/15/24)(a)	1,025	1,024,750
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	5,500	5,321,317
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	175	169,479
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	5,620	5,299,833
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	2,142	2,029,586
3.25%, 11/15/25 (Call 08/15/25)	100	96,053
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	2,900	2,848,395
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)(a)(b)	1,415	1,398,437
Pacific Gas & Electric Co.
3.30%, 03/15/27 (Call 12/15/26)	4,650	3,825,488
3.30%, 12/01/27 (Call 09/01/27)	2,415	1,991,596
3.40%, 08/15/24 (Call 05/15/24)	365	319,299
3.50%, 06/15/25 (Call 03/15/25)	775	670,529
3.75%, 02/15/24 (Call 11/15/23)	420	374,652
4.65%, 08/01/28 (Call 05/06/28)(b)	1,885	1,693,319
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)	150	145,479
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,470	1,415,867
Pennsylvania Electric Co., 3.25%, 03/15/28 (Call 12/15/27)(b)	150	138,458
Perusahaan Listrik Negara PT, 5.45%, 05/21/28(b)	5,000	4,960,265
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,348	1,348,206
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,330	1,228,545
3.40%, 06/01/23 (Call 03/01/23)(a)	555	547,061
3.95%, 03/15/24 (Call 12/15/23)(a)	1,020	1,017,276
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	189,815
3.70%, 06/15/28 (Call 12/15/27)(a)	5,250	5,212,150
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	314	304,083
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,000	898,720
3.00%, 05/15/25 (Call 02/15/25)	575	551,677
3.00%, 05/15/27 (Call 02/15/27)	1,500	1,408,060
3.05%, 11/15/24 (Call 08/15/24)	70	68,086
3.15%, 08/15/24 (Call 05/15/24)	400	387,502
3.70%, 05/01/28 (Call 02/01/28)	8,200	8,082,267
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	590	566,559
Puget Sound Energy Inc., 7.02%, 12/01/27	51	61,426
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	1,171	1,072,097
6.00%, 06/01/26	35	39,754
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	5,000	4,882,250

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	$1,500	$1,366,045
3.40%, 02/01/28 (Call 10/01/27)(a)	2,720	2,472,591
3.55%, 06/15/24 (Call 03/15/24)	6,131	5,974,042
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,360	1,250,215
South Carolina Electric & Gas Co., 4.25%, 08/15/28 (Call 05/15/28)(a)	100	100,048
Southern California Edison Co.
Series B, 3.65%, 03/01/28 (Call 12/01/27)	4,550	4,328,398
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	1,145	1,113,694
Series D, 3.40%, 06/01/23 (Call 05/01/23)	250	244,083
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	11,632	10,755,135
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	775	760,321
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,115	1,937,407
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,000	983,665
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	4,800	4,630,077
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	2,000	2,012,640
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(b)	13,800	13,015,332
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	5,000	4,631,150
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	421	398,246
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,478	1,394,832
3.50%, 04/15/24 (Call 01/15/24)(a)	371	367,503
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	197,818
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	615	590,126
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,595	1,527,786
Series A, 3.50%, 03/15/27 (Call 12/15/26)	885	853,352
Series A, 3.80%, 04/01/28 (Call 01/01/28)	5,250	5,159,369
Series B, 2.95%, 11/15/26 (Call 08/15/26)	920	859,631
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	916,425
3.10%, 04/01/27 (Call 01/01/27)	390	368,978
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	1,280	1,207,933
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	1,375	1,313,042
4.00%, 06/15/28 (Call 12/15/27)(a)	4,400	4,343,903

		339,227,352
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	650	624,325
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)(a)	1,025	961,762
3.50%, 02/15/28 (Call 11/15/27)	2,125	1,967,549

		3,553,636
Electronics — 0.5%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,415	1,306,994
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,530	1,425,623
3.55%, 10/01/27 (Call 07/01/27)	675	614,212
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)(a)	190	181,490

265

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	$6,055	$5,610,056
3.88%, 01/12/28 (Call 10/12/27)	50	45,637
4.00%, 04/01/25 (Call 01/01/25)	345	331,657
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,232	1,192,360
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,410	1,364,197
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	1,375	1,273,168
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	2,695	2,472,841
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	1,400	1,262,940
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,110,646
4.60%, 04/06/27 (Call 01/06/27)(a)	2,003	1,995,768
Legrand France SA, 8.50%, 02/15/25(a)	550	673,769
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)(a)	1,054	990,870
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	722	729,111
4.90%, 06/15/28 (Call 03/15/28)	3,625	3,567,992
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	2,750	2,525,646

		28,674,977
Engineering & Construction — 0.2%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	585	565,112
4.25%, 09/15/28 (Call 06/15/28)	1,350	1,293,208
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	4,800	3,746,400
4.25%, 10/31/26 (Call 07/31/26)(a)(b)	3,000	2,456,100
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	5,000	4,759,753

		12,820,573
Environmental Control — 0.3%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,200	1,109,770
3.20%, 03/15/25 (Call 12/15/24)(a)	390	373,885
3.38%, 11/15/27 (Call 08/15/27)	780	733,890
3.95%, 05/15/28 (Call 02/15/28)	5,195	5,116,400
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	3,000	3,023,891
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	1,300	1,251,151
3.15%, 11/15/27 (Call 08/15/27)	1,790	1,678,108
3.50%, 05/15/24 (Call 02/15/24)(a)	575	566,598

		13,853,693
Food — 2.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	982	892,783
3.95%, 03/15/25 (Call 01/15/25)(a)	1,700	1,608,672
4.15%, 03/15/28 (Call 12/15/27)	2,550	2,365,011
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	5,000	4,306,250
5.15%, 02/12/25 (Call 11/12/24)(b)	500	475,726
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)(a)	2,000	1,990,668
4.60%, 11/01/25 (Call 09/01/25)	2,500	2,484,676
4.85%, 11/01/28 (Call 08/01/28)	1,600	1,588,218
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	9,450	8,540,057
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	1,130	1,020,936
3.65%, 02/15/24 (Call 11/15/23)(a)	6,350	6,249,741

Security	Par (000)	Value

Food (continued)
4.00%, 04/17/25 (Call 02/17/25)	$2,000	$1,950,215
4.20%, 04/17/28 (Call 01/17/28)(a)	3,250	3,132,060
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	360	325,017
3.20%, 08/21/25 (Call 05/21/25)	280	272,860
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	816	750,666
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	2,500	2,298,634
3.50%, 03/15/25	2,475	2,351,101
Kellogg Co.
2.65%, 12/01/23	1,565	1,463,587
3.25%, 04/01/26(a)	2,025	1,872,810
3.40%, 11/15/27 (Call 08/15/27)	1,997	1,818,555
4.30%, 05/15/28 (Call 02/15/28)(a)	3,465	3,388,389
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	8,825	7,803,736
3.95%, 07/15/25 (Call 04/15/25)	1,105	1,059,468
4.88%, 02/15/25 (Call 02/15/20)(b)	4,000	4,012,046
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	2,710	2,385,613
3.70%, 08/01/27 (Call 05/01/27)(a)	4,350	4,074,582
3.85%, 08/01/23 (Call 05/01/23)	525	521,584
4.00%, 02/01/24 (Call 11/01/23)	1,210	1,200,917
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	1,000	954,381
3.40%, 08/15/27 (Call 05/15/27)(a)	5,575	5,259,117
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	2,175	2,113,184
Nestle Holdings Inc.
3.50%, 09/24/25 (Call 07/24/25)(b)	3,000	2,975,006
3.63%, 09/24/28 (Call 06/24/28)(b)	3,000	2,958,969
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	5,000	4,630,000
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	200	185,500
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	1,905	1,769,600
3.30%, 07/15/26 (Call 04/15/26)(a)	6,550	6,165,314
3.55%, 03/15/25 (Call 01/15/25)	1,250	1,207,571
3.75%, 10/01/25 (Call 07/01/25)	675	654,566
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	2,020	1,867,880
3.95%, 08/15/24 (Call 05/15/24)	7,125	7,034,038

		109,979,704
Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,075	1,091,770
5.50%, 01/17/27	1,135	1,135,284
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	1,250	1,482,009
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	3,300	2,971,182
3.65%, 06/15/24 (Call 03/15/24)(a)	950	942,033
3.80%, 01/15/26 (Call 10/15/25)(a)	2,525	2,446,234
7.50%, 08/15/21	416	457,994

		10,526,506
Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	805	756,096
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,475	1,458,946

266

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	$50	$48,827
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	1,335	1,230,611
4.75%, 09/01/28 (Call 06/01/28)	2,000	1,924,205
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	460	432,499
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	455	454,734
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(b)	5,100	4,986,658
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,305	1,270,440
3.20%, 06/15/25 (Call 03/15/25)	475	461,778
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	870	797,698
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	214	201,219
3.25%, 06/15/26 (Call 03/15/26)	570	526,488

		14,550,199
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	3,000	3,006,926

Health Care - Products — 1.6%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	6,500	6,157,592
3.40%, 11/30/23 (Call 09/30/23)	1,867	1,838,603
3.75%, 11/30/26 (Call 08/30/26)	5,148	5,023,830
3.88%, 09/15/25 (Call 06/15/25)	605	606,123
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	1,875	1,689,788
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	6,900	6,580,941
3.70%, 06/06/27 (Call 03/06/27)	8,250	7,687,385
3.73%, 12/15/24 (Call 09/15/24)	5,975	5,766,023
Boston Scientific Corp.
3.85%, 05/15/25	1,270	1,237,392
4.00%, 03/01/28 (Call 12/01/27)	4,840	4,611,406
4.13%, 10/01/23 (Call 07/01/23)	725	728,161
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	620	606,665
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	500	497,927
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,000	1,918,425
Medtronic Inc.
3.50%, 03/15/25	15,800	15,471,435
3.63%, 03/15/24 (Call 12/15/23)	4,000	3,969,602
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)(a)	785	766,400
3.38%, 11/01/25 (Call 08/01/25)	1,124	1,062,938
3.50%, 03/15/26 (Call 12/15/25)	5,625	5,330,580
3.65%, 03/07/28 (Call 12/07/27)(a)	1,500	1,422,614
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,875	2,618,117
3.20%, 08/15/27 (Call 05/15/27)	2,225	2,034,909
3.65%, 12/15/25 (Call 09/15/25)(a)	1,600	1,551,198
4.15%, 02/01/24 (Call 11/01/23)	6,900	6,928,799
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	3,615	3,405,034

		89,511,887
Health Care - Services — 1.5%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	890	857,313

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	$705	$676,238
3.50%, 08/15/24 (Call 05/15/24)	3,500	3,376,450
3.65%, 12/01/27 (Call 09/01/27)(a)	1,015	951,513
4.10%, 03/01/28 (Call 12/01/27)(a)	10,025	9,731,398
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(a)	2,482	2,218,139
3.25%, 04/15/25 (Call 01/15/25)	1,853	1,746,276
Halfmoon Parent Inc.
4.13%, 11/15/25 (Call 09/15/25)(b)	9,260	9,142,194
4.38%, 10/15/28 (Call 07/15/28)(b)	8,470	8,337,252
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	1,135	1,114,376
3.95%, 03/15/27 (Call 12/15/26)(a)	2,360	2,296,018
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(a)	1,044	990,982
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	2,250	2,144,724
3.60%, 02/01/25 (Call 11/01/24)	5,155	4,964,043
3.60%, 09/01/27 (Call 06/01/27)	1,745	1,651,061
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	1,494	1,403,212
3.50%, 03/30/25 (Call 12/30/24)(a)	1,420	1,358,850
4.25%, 04/01/24 (Call 01/01/24)(a)	125	126,177
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(b)	5,000	4,651,363
3.35%, 09/30/24 (Call 06/30/24)(b)	250	246,515
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	2,500	2,466,799
UnitedHealth Group Inc.
2.95%, 10/15/27	2,000	1,868,513
3.10%, 03/15/26	7,950	7,538,586
3.38%, 04/15/27(a)	2,500	2,415,775
3.45%, 01/15/27	1,825	1,775,635
3.75%, 07/15/25	6,000	5,973,627
3.85%, 06/15/28	3,250	3,243,014

		83,266,043
Holding Companies - Diversified — 0.0%
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	1,280	1,217,917

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,825	1,689,817
3.80%, 11/15/24 (Call 08/15/24)	1,150	1,125,618
Whirlpool Corp., 3.70%, 05/01/25	70	66,040

		2,881,475
Household Products & Wares — 0.7%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	2,000	1,992,677
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	1,230	1,132,548
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,500	1,398,934
3.50%, 12/15/24 (Call 09/15/24)	970	950,945
3.90%, 05/15/28 (Call 02/15/28)	2,075	2,049,482
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	1,000	933,750
Kimberly-Clark Corp.
2.65%, 03/01/25	265	249,847
2.75%, 02/15/26(a)	925	865,315
3.05%, 08/15/25	2,165	2,081,283
3.95%, 11/01/28 (Call 08/01/28)	2,465	2,491,984

267

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	$16,050	$15,095,337
3.00%, 06/26/27 (Call 03/26/27)(b)	8,500	7,811,578

		37,053,680
Housewares — 0.1%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	200	186,018
4.00%, 12/01/24 (Call 09/01/24)(a)	280	268,180
4.20%, 04/01/26 (Call 01/01/26)	7,281	6,935,926

		7,390,124
Insurance — 3.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)(d)	3,000	2,782,500
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	1,500	1,386,741
3.25%, 03/17/25	645	619,534
3.63%, 11/15/24	2,440	2,397,471
AIA Group Ltd., 3.90%, 04/06/28 (Call 01/06/28)(a)(b)	1,500	1,480,416
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	967,230
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	1,500	1,438,842
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	740	684,371
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	6,250	5,907,663
3.90%, 04/01/26 (Call 01/01/26)	6,900	6,536,815
4.13%, 02/15/24(a)	3,400	3,362,304
4.20%, 04/01/28 (Call 01/01/28)	4,700	4,492,015
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)(d)	245	220,500
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	3,500	3,493,799
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	1,604	1,558,906
3.88%, 12/15/25 (Call 09/15/25)	1,711	1,668,133
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	10	9,777
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	750	754,631
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)(a)	1,800	1,805,676
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	4,413	4,018,757
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(b)	6,510	6,175,873
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,130	1,065,952
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	11,200	10,687,875
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	6,250	5,312,629
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,553	1,529,983
Chubb INA Holdings Inc.
2.70%, 03/13/23(a)	180	173,983
3.15%, 03/15/25(a)	1,150	1,103,465
3.35%, 05/15/24	2,250	2,200,940
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,651,006
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)(a)	2,465	2,250,133
3.95%, 05/15/24 (Call 02/15/24)	90	88,398
4.50%, 03/01/26 (Call 12/01/25)	190	188,141
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(c)(d)(f)	10,000	9,237,500
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(b)	4,700	4,517,751

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(b)	$1,400	$1,356,742
First American Financial Corp., 4.60%, 11/15/24	1,000	1,012,870
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	6,050	6,021,055
Lincoln National Corp.
3.35%, 03/09/25	640	613,556
3.63%, 12/12/26 (Call 09/15/26)	315	300,514
3.80%, 03/01/28 (Call 12/01/27)(a)	2,210	2,099,400
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	1,940	1,892,083
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)(d)	1,200	1,123,691
4.15%, 03/04/26	6,025	6,027,191
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,035	959,465
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,595	2,524,465
3.50%, 03/10/25 (Call 12/10/24)	2,018	1,950,249
3.75%, 03/14/26 (Call 12/14/25)	65	63,255
MassMutual Global Funding II, 2.75%, 06/22/24(a)(b)	5,800	5,505,015
Meiji Yasuda Life Insurance Co.
1.00%, 04/26/48 (Call 04/26/28)(b)(c)(d)	2,500	2,465,350
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)(d)	5,000	4,987,500
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	196	188,554
MetLife Inc.
3.00%, 03/01/25(a)	2,645	2,507,064
3.60%, 04/10/24(a)	2,880	2,858,572
Series D, 4.37%, 09/15/23	1,250	1,280,974
Metropolitan Life Global Funding I, 3.45%, 12/18/26(b)	6,550	6,309,925
New York Life Global Funding, 3.00%, 01/10/28(b)	1,500	1,400,998
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)(d)	5,000	4,875,000
5.10%, 10/16/44 (Call 10/16/24)(b)(c)(d)	9,400	9,423,500
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	5,000	5,023,168
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,650	1,567,349
4.88%, 10/01/24 (Call 09/01/24)(a)	1,211	1,246,392
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	475	438,331
3.40%, 05/15/25 (Call 02/15/25)	170	164,108
Principal Life Global Funding II, 3.00%, 04/18/26(b)	100	93,891
Progressive Corp. (The), 2.45%, 01/15/27	2,045	1,842,427
Prudential Financial Inc.
3.50%, 05/15/24(a)	5,900	5,837,109
3.88%, 03/27/28 (Call 12/27/27)(a)	6,500	6,415,189
5.20%, 03/15/44 (Call 03/15/24)(a)(c)(d)	775	740,125
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	3,975	3,771,281
5.70%, 09/15/48 (Call 09/15/28)(a)(c)(d)	1,650	1,551,396
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	3,000	2,889,990
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	210	197,463
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)(d)	615	603,696
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	1,975	1,974,173
Unum Group, 4.00%, 03/15/24(a)	825	813,220
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,050	1,929,038
3.65%, 06/15/26	285	268,218
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	2,725	2,616,696
4.50%, 09/15/28 (Call 06/15/28)	1,500	1,470,022

268

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd.
4.45%, 03/31/25	$908	$889,172
6.38%, 11/15/24	1,020	1,199,891

		203,059,043
Internet — 1.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(a)	7,325	6,701,508
3.60%, 11/28/24 (Call 08/28/24)(a)	7,640	7,392,415
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)(a)	7,825	6,993,183
3.38%, 02/25/24(a)	1,934	1,926,998
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	12,000	11,470,833
3.15%, 08/22/27 (Call 05/22/27)	10,700	10,154,745
3.80%, 12/05/24 (Call 09/05/24)(a)	1,610	1,624,288
5.20%, 12/03/25 (Call 09/03/25)	2,941	3,193,136
Baidu Inc.
3.63%, 07/06/27	1,535	1,418,015
4.38%, 05/14/24 (Call 04/14/24)	745	746,207
4.38%, 03/29/28 (Call 12/29/27)	4,400	4,262,755
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	5,625	5,339,282
3.65%, 03/15/25 (Call 12/15/24)	330	319,112
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	1,955	1,852,134
3.60%, 06/05/27 (Call 03/05/27)(a)	4,475	4,122,066
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	5,475	4,970,289
4.50%, 08/15/24 (Call 05/15/24)	1,064	1,055,473
5.00%, 02/15/26 (Call 11/15/25)	1,125	1,128,501
JD.com Inc., 3.88%, 04/29/26	220	194,548
Tencent Holdings Ltd., 3.60%, 01/19/28 (Call 10/19/27)(b)	8,375	7,734,376

		82,599,864
Iron & Steel — 0.2%
ArcelorMittal, 6.13%, 06/01/25(a)	1,971	2,071,245
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(a)	4,100	4,029,238
4.00%, 08/01/23 (Call 05/01/23)	600	608,380
Vale Overseas Ltd., 6.25%, 08/10/26	6,525	6,965,438

		13,674,301
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	525	498,625
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	4,335	3,934,134
7.50%, 10/15/27	10	11,779

		4,444,538
Lodging — 0.3%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	1,205	1,153,374
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,080	1,034,725
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,249	2,031,386
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,525	3,303,161
Sands China Ltd.
5.13%, 08/08/25 (Call 06/08/25)(b)	1,500	1,466,743
5.40%, 08/08/28 (Call 05/08/28)(b)	5,250	5,012,849

		14,002,238
Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	4,135	4,082,587

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
3.25%, 12/01/24	$933	$909,674
3.30%, 06/09/24	350	344,446
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	5,208	5,167,627
CNH Industrial Capital LLC, 4.20%, 01/15/24(a)	2,950	2,917,316
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,000	1,837,932
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	523	526,178
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,000	946,955
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	115	113,336
John Deere Capital Corp.
2.65%, 06/24/24	2,284	2,161,772
2.65%, 06/10/26(a)	1,934	1,783,634
2.80%, 09/08/27	1,465	1,350,334
3.05%, 01/06/28	1,850	1,731,388
3.35%, 06/12/24	955	941,372
3.45%, 03/13/25	4,160	4,089,820
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	2,500	2,420,111
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,700	1,663,875
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	509	481,656
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	290	277,541
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	840	755,005
4.15%, 03/15/24 (Call 02/15/24)	5,455	5,264,065
4.70%, 09/15/28 (Call 06/15/28)	1,480	1,400,295
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	3,894	3,644,366

		44,811,285
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	3,309	2,994,690
2.88%, 10/15/27 (Call 07/15/27)	1,495	1,404,100
3.00%, 08/07/25	1,094	1,052,828
3.25%, 02/14/24 (Call 01/14/24)	350	346,884
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	1,925	1,839,103
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	500	512,913
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	2,770	2,563,347
General Electric Co.
3.38%, 03/11/24	570	508,963
3.45%, 05/15/24 (Call 02/13/24)	1,694	1,513,623
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	1,500	1,449,957
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	2,595	2,371,055
3.50%, 03/01/24 (Call 12/01/23)	1,769	1,772,859
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,000	954,102
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)(a)	670	650,548
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,210	1,138,817
3.30%, 11/21/24 (Call 08/21/24)	1,216	1,188,832
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)(b)	10,000	8,941,336
3.13%, 03/16/24(b)	7,025	6,809,804
3.40%, 03/16/27(a)(b)	9,700	9,333,452
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	440	414,556
3.88%, 03/01/25 (Call 12/01/24)	1,820	1,770,832

269

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.00%, 03/15/26 (Call 12/15/25)	$505	$491,177
4.30%, 03/01/24 (Call 12/01/23)	65	65,481

		50,089,259
Media — 3.1%
21st Century Fox America Inc.
3.38%, 11/15/26 (Call 08/15/26)(a)	5,300	5,131,883
3.70%, 09/15/24 (Call 06/15/24)	178	177,133
3.70%, 10/15/25 (Call 07/15/25)(a)	2,200	2,178,443
4.00%, 10/01/23	850	858,737
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	2,160	1,889,429
3.38%, 02/15/28 (Call 11/15/27)	2,300	2,061,048
3.50%, 01/15/25 (Call 10/15/24)	1,657	1,567,102
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,196,509
4.00%, 01/15/26 (Call 10/15/25)	1,175	1,129,492
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	1,760	1,581,992
4.20%, 03/15/28 (Call 12/15/27)	4,000	3,721,269
4.50%, 02/01/24 (Call 01/01/24)	5,750	5,708,400
4.91%, 07/23/25 (Call 04/23/25)	15,500	15,393,243
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	2,885	2,526,027
3.00%, 02/01/24 (Call 01/01/24)	9,500	9,160,416
3.15%, 03/01/26 (Call 12/01/25)(a)	12,400	11,650,033
3.15%, 02/15/28 (Call 11/15/27)	4,040	3,710,158
3.30%, 02/01/27 (Call 11/01/26)	3,175	2,976,433
3.38%, 02/15/25 (Call 11/15/24)(a)	4,750	4,596,245
3.38%, 08/15/25 (Call 05/15/25)(a)	3,600	3,461,445
3.55%, 05/01/28 (Call 02/01/28)(a)	2,900	2,740,970
3.60%, 03/01/24	5,500	5,463,099
3.70%, 04/15/24 (Call 03/15/24)(a)	100	99,744
3.95%, 10/15/25 (Call 08/15/25)(a)	2,051	2,042,934
4.15%, 10/15/28 (Call 07/15/28)	6,105	6,050,449
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	1,700	1,610,120
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	4,135	3,783,828
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	5,450	5,004,154
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	645	625,579
3.90%, 11/15/24 (Call 08/15/24)(a)(b)	2,900	2,810,008
3.95%, 06/15/25 (Call 05/15/25)(b)	3,125	2,983,840
3.95%, 03/20/28 (Call 12/20/27)	4,650	4,322,577
4.90%, 03/11/26 (Call 12/11/25)	1,140	1,148,507
Grupo Televisa SAB, 6.63%, 03/18/25	1,345	1,460,723
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(b)	5,000	4,729,400
Sky PLC, 3.75%, 09/16/24(a)(b)	4,550	4,476,679
TCI Communications Inc., 7.88%, 02/15/26	1,050	1,274,928
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	1,100	1,098,843
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)(a)	3,975	3,762,570
3.88%, 04/01/24 (Call 01/01/24)(a)	255	252,111
Walt Disney Co. (The)
1.85%, 07/30/26(a)	2,500	2,188,402
2.95%, 06/15/27(a)	5,850	5,480,054
3.00%, 02/13/26	5,600	5,343,663
3.15%, 09/17/25(a)	965	924,775

Security	Par (000)	Value

Media (continued)
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	$2,255	$2,000,332
3.55%, 06/01/24 (Call 03/01/24)	1,100	1,054,792
3.60%, 07/15/25 (Call 04/15/25)	8,275	7,757,323
3.80%, 02/15/27 (Call 11/15/26)	5,250	4,899,203
3.88%, 01/15/26 (Call 10/15/25)	1,650	1,558,553
4.05%, 12/15/23	500	496,910

		168,120,507
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,000	1,927,961
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,000	983,311
Worthington Industries Inc., 4.55%, 04/15/26	27	26,350

		2,937,622
Mining — 0.7%
Anglo American Capital PLC, 4.50%, 03/15/28(b)	7,800	7,289,119
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Call 10/20/25)(b)(c)(d)	7,000	7,420,000
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(b)	9,775	9,704,888
Glencore Funding LLC
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,000	4,560,311
4.63%, 04/29/24(b)	4,927	4,887,347
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	2,534	2,185,575
5.95%, 03/15/24 (Call 12/15/23)	1,750	1,754,375
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,340	1,323,471
Southern Copper Corp., 3.88%, 04/23/25	420	393,840
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)(a)	1,015	933,850
4.95%, 07/15/24 (Call 04/15/24)	575	558,032

		41,010,808
Office & Business Equipment — 0.0%
Xerox Corp., 3.80%, 05/15/24	416	369,712

Oil & Gas — 5.6%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,075	1,024,314
5.55%, 03/15/26 (Call 12/15/25)	7,275	7,544,787
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	1,765	1,657,140
BP Capital Markets America Inc.
3.79%, 02/06/24 (Call 01/06/24)(a)	720	720,490
3.80%, 09/21/25 (Call 07/21/25)(a)	300	296,387
4.23%, 11/06/28 (Call 08/06/28)(a)	1,000	1,002,437
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	6,300	5,869,208
3.22%, 11/28/23 (Call 09/28/23)	6,400	6,250,400
3.22%, 04/14/24 (Call 02/14/24)	2,705	2,622,435
3.28%, 09/19/27 (Call 06/19/27)	8,500	7,927,761
3.51%, 03/17/25(a)	5,900	5,751,549
3.54%, 11/04/24	2,522	2,472,476
3.59%, 04/14/27 (Call 01/14/27)	1,546	1,477,461
3.81%, 02/10/24	450	449,276
3.99%, 09/26/23	2,700	2,718,216
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	5,200	5,075,432
3.85%, 06/01/27 (Call 03/01/27)	5,625	5,267,999
3.90%, 02/01/25 (Call 11/01/24)	850	816,758
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	5,625	5,014,871

270

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	$3,985	$3,748,284
3.33%, 11/17/25 (Call 08/17/25)	2,765	2,691,509
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	2,365	2,173,155
4.38%, 06/01/24 (Call 03/01/24)	327	319,360
CNOOC Finance 2015 USA LLC
4.38%, 05/02/28	6,350	6,338,233
3.50%, 05/05/25	5,510	5,262,689
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	550	550,799
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	4,235	3,932,607
4.38%, 01/15/25 (Call 01/15/20)	1,700	1,661,782
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	1,865	1,966,491
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	3,275	3,263,295
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,734	1,812,559
Ecopetrol SA
4.13%, 01/16/25	350	328,895
5.38%, 06/26/26 (Call 03/26/26)	7,235	7,173,502
Empresa Nacional del Petroleo, 3.75%, 08/05/26(a)(b)	5,000	4,574,554
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)(a)	485	461,953
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	2,984	2,615,614
Equinor ASA
2.65%, 01/15/24	400	381,430
3.25%, 11/10/24	3,700	3,629,056
3.63%, 09/10/28 (Call 06/10/28)	5,000	4,868,839
3.70%, 03/01/24(a)	1,500	1,505,887
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	7,875	7,440,884
3.04%, 03/01/26 (Call 12/01/25)(a)	6,875	6,599,650
3.18%, 03/15/24 (Call 12/15/23)	5,000	4,923,928
Gazprom OAO Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	4,672,200
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	660	611,912
4.30%, 04/01/27 (Call 01/01/27)	3,320	3,034,701
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	4,625	4,757,491
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	1,860	1,815,681
Kerr-McGee Corp., 6.95%, 07/01/24	896	993,637
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	1,602	1,497,294
4.40%, 07/15/27 (Call 04/15/27)(a)	5,550	5,313,894
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	686	658,275
4.75%, 12/15/23 (Call 10/15/23)(b)	705	720,430
5.13%, 12/15/26 (Call 09/15/26)(b)	4,585	4,615,545
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	3,685	3,359,439
3.90%, 11/15/24 (Call 08/15/24)	1,062	1,015,466
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	530	492,435
3.40%, 04/15/26 (Call 01/15/26)	2,697	2,600,938
3.50%, 06/15/25 (Call 03/15/25)(a)	1,685	1,644,242
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	220	200,032
Petroleos Mexicanos
4.25%, 01/15/25	2,480	2,163,800
4.50%, 01/23/26	3,375	2,892,375
4.88%, 01/18/24	6,750	6,243,750
5.35%, 02/12/28(b)	6,800	5,860,240
6.50%, 03/13/27	19,700	18,429,350

Security	Par (000)	Value

Oil & Gas (continued)
6.88%, 08/04/26(a)	$5,480	$5,267,650
Petronas Capital Ltd., 3.50%, 03/18/25(b)	5,000	4,838,675
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	1,440	1,363,912
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	7,000	6,988,528
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	3,300	3,134,340
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,220	5,049,589
Shell International Finance BV
2.50%, 09/12/26	6,000	5,432,837
2.88%, 05/10/26(a)	3,993	3,742,262
3.25%, 05/11/25	10,900	10,564,048
3.88%, 11/13/28 (Call 08/13/28)	920	918,908
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	5,000	5,049,950
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	9,375	8,828,365
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	3,350	3,164,082
Sinopec Group Overseas Development 2018 Ltd.
4.13%, 09/12/25(b)	2,000	1,976,144
4.25%, 09/12/28(b)	775	765,771
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	790	765,110
Total Capital International SA
3.70%, 01/15/24	2,200	2,211,046
3.75%, 04/10/24	6,500	6,524,338
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	6,070	5,525,824
3.65%, 03/15/25(a)	4,425	4,226,954
4.35%, 06/01/28 (Call 03/01/28)(a)	1,325	1,274,782
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	5,150	4,911,664
3.70%, 03/15/28 (Call 12/15/27)(b)	2,500	2,336,806

		310,639,064
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	2,990	2,687,003
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	5,421	5,178,414
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(a)(b)	3,650	3,577,408
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	6,790	6,664,828

		18,107,653
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(b)	3,725	3,648,323
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	485	439,522
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	260	253,314
Westrock Co.
4.65%, 03/15/26 (Call 01/15/26)(b)	780	786,197
4.90%, 03/15/29 (Call 12/15/28)(b)	500	502,428
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)(b)	4,050	3,732,059
3.75%, 03/15/25 (Call 01/15/25)(a)(b)	3,625	3,473,439
4.00%, 03/15/28 (Call 12/15/27)(a)(b)	2,250	2,118,727

		14,954,009

271

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 5.0%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$6,725	$6,180,688
3.60%, 05/14/25 (Call 02/14/25)	14,575	13,903,431
4.25%, 11/14/28 (Call 08/14/28)	695	666,840
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)(a)	15,075	14,469,892
3.85%, 06/15/24 (Call 03/15/24)	3,850	3,732,935
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	3,462	3,261,234
3.40%, 05/15/24 (Call 02/15/24)	2,404	2,305,063
3.45%, 12/15/27 (Call 09/15/27)(a)	1,515	1,391,807
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)(a)	190	175,148
3.38%, 11/16/25	11,625	11,096,873
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (Call 11/15/23)(b)	8,550	8,347,298
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	7,850	7,643,433
4.38%, 12/15/28 (Call 09/15/28)(b)	2,400	2,301,881
Bristol-Myers Squibb Co.
3.25%, 11/01/23	650	642,447
3.25%, 02/27/27(a)	1,785	1,713,478
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	215	201,048
3.41%, 06/15/27 (Call 03/15/27)(a)	6,540	5,885,655
3.50%, 11/15/24 (Call 08/15/24)	425	403,517
3.75%, 09/15/25 (Call 06/15/25)(a)	1,285	1,226,349
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	16,500	14,867,198
3.38%, 08/12/24 (Call 05/12/24)	1,700	1,625,146
3.88%, 07/20/25 (Call 04/20/25)	3,480	3,372,648
4.00%, 12/05/23 (Call 09/05/23)	2,175	2,158,250
4.10%, 03/25/25 (Call 01/25/25)	29,825	29,348,098
4.30%, 03/25/28 (Call 12/25/27)	17,450	16,959,034
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	550	520,208
3.10%, 05/15/27 (Call 02/15/27)	2,585	2,464,952
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	5,300	5,006,034
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	550	523,639
3.40%, 03/01/27 (Call 12/01/26)	3,775	3,472,112
3.50%, 06/15/24 (Call 03/15/24)	5,150	4,989,148
4.50%, 02/25/26 (Call 11/27/25)	5,745	5,794,407
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	6,325	6,287,185
3.88%, 05/15/28	6,550	6,536,558
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)(a)	3,353	3,102,848
2.63%, 01/15/25 (Call 11/15/24)	1,735	1,652,147
2.90%, 01/15/28 (Call 10/15/27)	6,350	5,977,971
2.95%, 03/03/27 (Call 12/03/26)(a)	5,075	4,840,862
3.38%, 12/05/23	188	190,926
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	295	288,136
3.95%, 02/16/28 (Call 11/16/27)	2,157	2,039,749
4.75%, 05/30/29 (Call 02/28/29)	2,000	1,991,500
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	1,225	1,235,291
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	6,543	6,233,136
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(b)	3,250	3,030,993
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	8,525	7,826,178

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)(a)	$2,535	$2,400,730
3.10%, 05/17/27 (Call 02/17/27)	4,865	4,639,775
3.40%, 05/06/24	6,705	6,621,757
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(a)	5,525	5,280,729
4.38%, 03/15/26 (Call 12/15/25)(a)	1,185	1,129,025
Pfizer Inc.
2.75%, 06/03/26	6,950	6,544,860
3.00%, 12/15/26(a)	7,065	6,723,071
3.40%, 05/15/24(a)	100	99,311
3.60%, 09/15/28 (Call 06/15/28)	1,000	980,270
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	6,950	6,254,148
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(b)	1,500	1,516,209
Wyeth LLC, 6.45%, 02/01/24(a)	1,150	1,304,036
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,750	2,517,042
3.90%, 08/20/28 (Call 05/20/28)	1,565	1,524,915
4.50%, 11/13/25 (Call 08/13/25)	160	164,028

		275,583,277
Pipelines — 4.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)(a)	4,450	4,144,618
5.25%, 01/15/25 (Call 01/15/21)	405	411,278
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	8,875	8,604,553
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	2,025	1,892,262
4.95%, 12/15/24 (Call 09/15/24)	3,425	3,467,125
5.95%, 06/01/26 (Call 03/01/26)	2,075	2,112,966
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	2,700	2,415,445
4.13%, 12/01/27 (Call 09/01/27)	2,400	2,142,598
4.35%, 10/15/24 (Call 07/15/24)	505	494,638
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	5,300	5,339,643
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)(a)	2,155	1,970,172
4.95%, 05/15/28 (Call 02/15/28)	4,555	4,287,856
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,680	1,806,292
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	380	364,617
3.70%, 07/15/27 (Call 04/15/27)(a)	3,522	3,293,452
4.25%, 12/01/26 (Call 09/01/26)(a)	1,731	1,687,893
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	10,100	9,510,106
4.75%, 01/15/26 (Call 10/15/25)	4,525	4,385,857
4.95%, 06/15/28 (Call 03/15/28)	3,650	3,541,124
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	2,145	2,063,997
3.75%, 02/15/25 (Call 11/15/24)	11,500	11,210,239
3.90%, 02/15/24 (Call 11/15/23)	500	496,855
3.95%, 02/15/27 (Call 11/15/26)	2,000	1,943,267
4.15%, 10/16/28 (Call 07/16/28)	1,500	1,462,334
5.38%, 02/15/78 (Call 02/15/28)(c)(d)	1,100	944,243
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)(d)	3,100	2,636,882

272

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
5.50%, 07/15/28 (Call 04/15/28)(a)	$450	$440,568
4.00%, 08/01/24 (Call 05/01/24)	924	879,930
4.13%, 12/01/26 (Call 09/01/26)	95	85,585
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	50	49,261
4.25%, 09/01/24 (Call 06/01/24)	3,767	3,716,128
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,635,175
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	5,700	5,566,424
4.30%, 03/01/28 (Call 12/01/27)(a)	4,400	4,230,290
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,400	1,449,608
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	3,100	2,969,063
4.00%, 03/15/28 (Call 12/15/27)(a)	6,500	6,017,722
4.13%, 03/01/27 (Call 12/01/26)	1,590	1,490,043
4.88%, 12/01/24 (Call 09/01/24)	7,025	7,102,765
4.88%, 06/01/25 (Call 03/01/25)(a)	1,299	1,306,122
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(b)	430	412,597
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(a)	4,130	3,885,044
4.55%, 07/15/28 (Call 04/15/28)(a)	196	189,610
7.50%, 09/01/23 (Call 06/01/23)	500	563,974
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,150	1,162,485
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	610	568,434
3.61%, 02/15/25 (Call 11/15/24)	490	462,848
3.75%, 03/01/28 (Call 12/01/27)(a)	4,350	4,011,567
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	435	408,961
3.85%, 10/15/23 (Call 07/15/23)	60	57,540
4.50%, 12/15/26 (Call 09/15/26)	370	352,870
4.65%, 10/15/25 (Call 07/15/25)	5,235	5,075,104
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,775	5,426,138
5.00%, 03/15/27 (Call 09/15/26)	5,020	5,004,789
5.63%, 03/01/25 (Call 12/01/24)	5,015	5,221,963
5.75%, 05/15/24 (Call 02/15/24)	4,370	4,600,856
5.88%, 06/30/26 (Call 12/31/25)(a)	6,190	6,515,978
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	1,458	1,337,520
3.50%, 03/15/25 (Call 12/15/24)(a)	1,200	1,129,516
4.75%, 03/15/24 (Call 12/15/23)	5,260	5,336,025
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	1,230	1,122,998
4.00%, 10/01/27 (Call 07/01/27)(a)	1,425	1,298,231
5.95%, 12/01/25 (Call 09/01/25)	685	715,544
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	645	602,271
4.38%, 03/13/25 (Call 12/13/24)	750	738,307
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	12,700	12,340,120
4.88%, 01/15/26 (Call 10/15/25)(a)	6,000	6,108,931
Transcanada Trust, Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)(d)	5,700	5,386,500
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	3,000	2,870,945
7.85%, 02/01/26 (Call 11/01/25)	2,570	3,083,372

Security	Par (000)	Value

Pipelines (continued)
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	$1,920	$1,861,759
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	5,525	5,141,842
4.65%, 07/01/26 (Call 04/01/26)	1,760	1,679,823
4.75%, 08/15/28 (Call 05/15/28)	540	508,955
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	1,665	1,539,139
3.90%, 01/15/25 (Call 10/15/24)	1,200	1,157,920
4.00%, 09/15/25 (Call 06/15/25)	1,176	1,130,555
4.30%, 03/04/24 (Call 12/04/23)	11,425	11,277,441
4.50%, 11/15/23 (Call 08/15/23)	980	983,057
4.55%, 06/24/24 (Call 03/24/24)	5,000	5,003,748

		235,844,273
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	250	246,656

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	635	620,178
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	445	449,950
5.25%, 03/15/25 (Call 12/15/24)	1,405	1,447,877
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)(a)	2,300	2,363,392
WEA Finance LLC, 4.13%, 09/20/28 (Call 06/20/28)(b)	2,246	2,212,124

		7,093,521
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	212	202,402
3.90%, 06/15/23 (Call 03/15/23)	600	600,626
4.00%, 01/15/24 (Call 12/15/23)(a)	6,500	6,512,180
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)(a)	294	291,809
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,500	1,416,043
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	100	90,041
3.38%, 10/15/26 (Call 07/15/26)	7,150	6,567,162
3.55%, 07/15/27 (Call 04/15/27)	2,000	1,836,763
3.60%, 01/15/28 (Call 10/15/27)(a)	1,050	964,392
4.00%, 06/01/25 (Call 03/01/25)	1,660	1,608,404
4.40%, 02/15/26 (Call 11/15/25)(a)	1,750	1,738,368
5.00%, 02/15/24	4,950	5,111,665
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	1,500	1,387,330
2.95%, 05/11/26 (Call 02/11/26)	2,100	1,957,640
3.20%, 01/15/28 (Call 10/15/27)(a)	1,000	935,489
3.50%, 11/15/24 (Call 08/15/24)(a)	1,070	1,047,234
4.20%, 12/15/23 (Call 09/16/23)(a)	325	330,160
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,874	2,571,088
3.20%, 01/15/25 (Call 10/15/24)	186	175,405
3.65%, 02/01/26 (Call 11/03/25)	6,633	6,341,770
3.80%, 02/01/24 (Call 11/01/23)	780	765,595
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	1,150	1,072,129
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)(a)	610	583,693
3.65%, 06/15/24 (Call 04/15/24)	680	651,974

273

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$1,015	$955,559
4.13%, 06/15/26 (Call 03/15/26)	5,050	4,848,272
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)(a)	1,000	992,665
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	1,650	1,535,726
Corporate Office Properties LP, 5.25%, 02/15/24 (Call 11/15/23)	51	52,442
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	755	711,728
3.65%, 09/01/27 (Call 06/01/27)	1,765	1,622,490
3.70%, 06/15/26 (Call 03/15/26)	1,500	1,415,215
3.80%, 02/15/28 (Call 11/15/27)	4,750	4,403,147
4.00%, 03/01/27 (Call 12/01/26)	175	167,411
4.45%, 02/15/26 (Call 11/15/25)(a)	5,025	4,968,067
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	310	280,235
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,525	1,416,601
4.45%, 07/15/28 (Call 04/15/28)	4,650	4,609,091
4.75%, 10/01/25 (Call 07/01/25)(a)	1,400	1,432,250
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	2,500	2,447,681
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)(a)	1,200	1,133,985
4.75%, 12/15/26 (Call 09/15/26)	710	688,373
4.95%, 04/15/28 (Call 01/15/28)(a)	3,250	3,164,040
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	1,735	1,592,690
3.50%, 03/01/28 (Call 12/01/27)	2,240	2,133,505
4.15%, 12/01/28 (Call 09/01/28)	1,500	1,498,815
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)(a)	2,220	2,195,494
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	435	432,172
5.30%, 01/15/29 (Call 10/15/28)	2,485	2,388,532
5.38%, 11/01/23 (Call 08/01/23)	825	836,080
5.38%, 04/15/26	663	657,563
5.75%, 06/01/28 (Call 03/03/28)	975	974,074
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,825	1,717,812
3.88%, 08/15/24 (Call 05/17/24)	2,517	2,444,021
4.00%, 06/01/25 (Call 03/01/25)	4,560	4,424,540
4.20%, 03/01/24 (Call 12/01/23)	500	496,709
4.25%, 11/15/23 (Call 08/15/23)	374	371,837
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)(a)	695	637,033
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	145	135,919
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	1,500	1,445,122
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	4,500	4,021,294
4.50%, 03/15/25 (Call 09/15/24)	1,035	1,003,895
4.65%, 03/15/24 (Call 09/15/23)(a)	565	559,647
5.25%, 02/15/26 (Call 08/15/25)	660	661,301
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	770	750,465
Series D, 3.75%, 10/15/23 (Call 07/15/23)	685	664,964
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,375	2,287,193
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	1,535	1,466,151
4.38%, 10/01/25 (Call 07/01/25)	125	123,626

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	$1,810	$1,601,886
3.30%, 02/01/25 (Call 12/01/24)	20	18,742
3.80%, 04/01/27 (Call 01/01/27)(a)	1,050	988,820
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	500	452,401
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	565	521,884
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,617,422
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	2,600	2,393,105
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)(a)	1,750	1,647,072
3.75%, 06/15/24 (Call 03/15/24)	1,550	1,511,838
4.30%, 10/15/23 (Call 07/15/23)	375	377,904
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,137,301
4.00%, 11/15/25 (Call 08/15/25)	15	14,712
4.30%, 10/15/28 (Call 07/15/28)	2,500	2,461,497
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	651	642,202
4.50%, 04/01/27 (Call 01/01/27)(a)	441	421,685
4.75%, 01/15/28 (Call 10/15/27)(a)	1,500	1,460,670
5.25%, 01/15/26 (Call 10/15/25)	5,435	5,481,713
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)(a)	2,000	1,914,618
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	200	199,950
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	120	118,892
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	680	631,675
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	979	890,762
3.65%, 01/15/28 (Call 10/15/27)	5,350	5,073,096
3.88%, 07/15/24 (Call 04/15/24)	1,450	1,440,625
4.13%, 10/15/26 (Call 07/15/26)	345	341,933
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	2,875	2,707,474
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,000	948,763
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/14/24)(b)	4,575	4,343,282
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	1,000	946,140
4.50%, 02/01/25 (Call 11/01/24)(a)	828	790,039
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	1,240	1,174,983
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	800	752,863
3.30%, 01/15/26 (Call 10/15/25)	3,050	2,889,582
3.38%, 10/01/24 (Call 07/01/24)	797	774,898
3.38%, 06/15/27 (Call 03/15/27)(a)	1,400	1,321,310
3.38%, 12/01/27 (Call 09/01/27)(a)	4,500	4,232,949
3.50%, 09/01/25 (Call 06/01/25)	69	66,878
3.75%, 02/01/24 (Call 11/01/23)	8,675	8,614,907
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	1,562	1,469,582
4.25%, 02/01/26 (Call 11/01/25)(a)	1,500	1,446,823
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	420	400,000
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)(a)	2,400	2,324,474
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	189	171,022
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,397,787
3.75%, 07/01/24 (Call 04/01/24)	25	24,477

274

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	$825	$757,133
3.50%, 02/01/25 (Call 11/01/24)(a)	4,842	4,603,525
3.75%, 05/01/24 (Call 02/01/24)(a)	197	192,029
3.85%, 04/01/27 (Call 01/01/27)(a)	550	523,052
4.00%, 03/01/28 (Call 12/01/27)(a)	2,500	2,385,548
4.13%, 01/15/26 (Call 10/15/25)	380	371,571
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	780	717,667
4.60%, 02/06/24 (Call 11/06/23)	1,890	1,884,984
4.63%, 11/01/25 (Call 09/01/25)	2,500	2,473,206
4.88%, 06/01/26 (Call 03/01/26)	135	135,020
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	2,000	1,856,362
Weingarten Realty Investors, 4.45%, 01/15/24 (Call 10/15/23)	330	332,116
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	245	237,937
4.25%, 04/01/26 (Call 01/01/26)	2,964	2,911,995
4.25%, 04/15/28 (Call 01/15/28)(a)	3,225	3,127,857
4.50%, 01/15/24 (Call 10/15/23)	2,310	2,344,882
Weyerhaeuser Co., 4.63%, 09/15/23	435	448,946
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	970	939,891
4.25%, 10/01/26 (Call 07/01/26)(a)	1,000	966,739
4.60%, 04/01/24 (Call 01/01/24)	665	667,930

		215,563,822
Retail — 2.6%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)(a)	60	61,207
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	4,850	4,482,540
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	175	162,457
3.80%, 11/15/27 (Call 08/15/27)	325	289,912
4.50%, 10/01/25 (Call 07/01/25)(a)	755	723,600
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	955	878,186
3.25%, 04/15/25 (Call 01/15/25)(a)	1,245	1,171,967
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	1,974	1,876,855
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)(a)	765	739,104
3.00%, 05/18/27 (Call 02/18/27)(a)	5,225	4,945,837
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	1,465	1,405,055
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	2,047	1,955,206
4.13%, 05/01/28 (Call 02/01/28)	3,275	3,168,085
4.15%, 11/01/25 (Call 08/01/25)	1,055	1,037,342
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	510	496,250
4.00%, 05/15/25 (Call 03/15/25)	4,300	4,079,721
4.20%, 05/15/28 (Call 02/15/28)(a)	3,750	3,501,666
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	8,205	7,292,525
2.80%, 09/14/27 (Call 06/14/27)	225	208,307
3.00%, 04/01/26 (Call 01/01/26)(a)	530	503,263
3.35%, 09/15/25 (Call 06/15/25)	800	782,871
3.75%, 02/15/24 (Call 11/15/23)(a)	5,000	5,050,977
3.90%, 12/06/28 (Call 09/06/28)	660	661,097

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	$195	$191,105
4.75%, 12/15/23 (Call 09/15/23)	137	140,672
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	7,675	6,975,613
3.10%, 05/03/27 (Call 02/03/27)(a)	5,975	5,628,934
3.13%, 09/15/24 (Call 06/15/24)	1,575	1,532,950
3.38%, 09/15/25 (Call 06/15/25)	1,610	1,561,210
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)(a)	535	504,446
McDonald’s Corp.
3.25%, 06/10/24	1,551	1,504,829
3.38%, 05/26/25 (Call 02/26/25)	2,160	2,088,623
3.50%, 03/01/27 (Call 12/01/26)	4,350	4,170,112
3.70%, 01/30/26 (Call 10/30/25)(a)	6,675	6,504,182
3.80%, 04/01/28 (Call 01/01/28)	1,990	1,930,563
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	247	234,034
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	650	619,320
3.60%, 09/01/27 (Call 06/01/27)	3,025	2,818,907
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,200	1,071,252
3.50%, 03/01/28 (Call 12/01/27)	4,125	3,923,605
3.80%, 08/15/25 (Call 06/15/25)	2,850	2,802,554
3.85%, 10/01/23 (Call 07/01/23)(a)	925	931,636
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	1,713	1,594,204
4.25%, 04/01/25 (Call 01/01/25)(a)	763	737,738
Target Corp.
2.50%, 04/15/26	3,660	3,351,983
3.50%, 07/01/24	1,065	1,065,641
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	4,495	4,009,204
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	7,500	7,019,390
3.80%, 11/18/24 (Call 08/18/24)	6,975	6,803,487
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	2,000	1,904,790
3.30%, 04/22/24 (Call 01/22/24)	7,000	6,918,740
3.55%, 06/26/25 (Call 04/26/25)	12,900	12,894,104
3.70%, 06/26/28 (Call 03/26/28)(a)	8,500	8,409,791

		145,317,649
Savings & Loans — 0.2%
Nationwide Building Society
3.90%, 07/21/25(a)(b)	2,000	1,919,340
4.00%, 09/14/26(b)	400	360,912
4.13%, 10/18/32 (Call 10/18/27)(b)(c)(d)	5,775	5,061,138
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)(d)	4,600	4,230,552
4.36%, 08/01/24 (Call 08/01/23)(b)(c)(d)	1,000	977,061

		12,549,003
Semiconductors — 1.8%
Altera Corp., 4.10%, 11/15/23	1,000	1,022,272
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	780	749,977
3.50%, 12/05/26 (Call 09/05/26)	4,650	4,353,230
3.90%, 12/15/25 (Call 09/15/25)	120	116,951
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	4,165	3,936,305
3.90%, 10/01/25 (Call 07/01/25)(a)	640	635,394

275

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	$125	$112,996
3.50%, 01/15/28 (Call 10/15/27)	3,050	2,656,664
3.63%, 01/15/24 (Call 11/15/23)(a)	15,025	14,203,992
3.88%, 01/15/27 (Call 10/15/26)	14,700	13,227,123
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	2,250	2,079,708
2.88%, 05/11/24 (Call 03/11/24)	11,750	11,294,511
3.15%, 05/11/27 (Call 02/11/27)(a)	2,500	2,384,663
3.70%, 07/29/25 (Call 04/29/25)(a)	11,000	10,916,950
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	5,815	5,909,477
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	1,155	1,131,024
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)(a)	1,835	1,779,321
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	266	245,331
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	2,325	2,171,115
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	6,450	6,083,333
3.25%, 05/20/27 (Call 02/20/27)	7,000	6,441,903
3.45%, 05/20/25 (Call 02/20/25)	6,400	6,092,752
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)	410	390,578
2.90%, 11/03/27 (Call 08/03/27)	1,585	1,475,303
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,200	1,133,341

		100,544,214
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	3,615	3,322,546

Software — 2.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	5,375	4,982,432
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	805	782,248
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	975	892,680
4.38%, 06/15/25 (Call 03/15/25)	865	855,878
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,050	979,599
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,020	987,074
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	711	713,492
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,165	2,032,251
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	750	774,346
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a)	3,080	2,798,399
5.00%, 10/15/25 (Call 07/15/25)	870	897,297
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	2,950	2,892,863
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	1,050	1,030,300
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	12,850	11,781,910
2.70%, 02/12/25 (Call 11/12/24)(a)	3,500	3,334,304
2.88%, 02/06/24 (Call 12/06/23)	12,350	11,986,979
3.13%, 11/03/25 (Call 08/03/25)	7,950	7,715,313
3.30%, 02/06/27 (Call 11/06/26)(a)	13,000	12,656,754
3.63%, 12/15/23 (Call 09/15/23)	10,300	10,399,298
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)(a)	12,400	11,338,514
2.95%, 11/15/24 (Call 09/15/24)(a)	5,775	5,516,712
2.95%, 05/15/25 (Call 02/15/25)(a)	5,605	5,328,421
3.25%, 11/15/27 (Call 08/15/27)(a)	5,800	5,509,326

Security	Par (000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)	$2,183	$2,144,310
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	75	73,716
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	4,162	3,729,375

		112,133,791
Telecommunications — 3.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(a)	17,250	16,050,785
3.80%, 03/01/24 (Call 01/01/24)	9,275	9,072,527
3.90%, 03/11/24 (Call 12/11/23)(a)	3,550	3,483,041
3.95%, 01/15/25 (Call 10/15/24)(a)	3,152	3,042,167
4.10%, 02/15/28 (Call 11/15/27)	307	289,085
4.13%, 02/17/26 (Call 11/17/25)(a)	14,000	13,534,360
4.25%, 03/01/27 (Call 12/01/26)(a)	4,100	3,952,027
4.45%, 04/01/24 (Call 01/01/24)(a)	5,275	5,302,588
7.13%, 03/15/26	100	113,262
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,400	6,636,429
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/24/28)	2,000	1,994,733
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	8,200	7,457,043
2.95%, 02/28/26(a)	1,700	1,610,473
3.50%, 06/15/25(a)	1,410	1,395,360
3.63%, 03/04/24	4,950	4,968,340
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	2,500	2,328,043
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	7,600	7,448,581
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	5,000	4,630,382
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	770	760,160
4.50%, 03/15/24	5,125	5,177,395
Motorola Solutions Inc.
4.00%, 09/01/24	1,128	1,097,204
4.60%, 02/23/28 (Call 11/23/27)	2,700	2,600,024
7.50%, 05/15/25	675	754,904
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	5,000	4,700,000
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	4,000	3,804,584
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	380	345,622
3.63%, 12/15/25 (Call 09/15/25)	330	317,304
4.10%, 10/01/23 (Call 07/01/23)	310	313,826
Telefonica Emisiones SAU, 4.10%, 03/08/27(a)	3,902	3,695,388
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	4	3,611
3.70%, 09/15/27 (Call 06/15/27)	1,600	1,534,484
Verizon Communications Inc.
2.63%, 08/15/26(a)	3,300	2,955,048
3.38%, 02/15/25	19,750	19,010,707
3.50%, 11/01/24 (Call 08/01/24)	20,450	19,939,770
4.13%, 03/16/27(a)	8,175	8,074,764
4.15%, 03/15/24 (Call 12/15/23)(a)	1,100	1,110,879
Vodafone Group PLC
3.75%, 01/16/24	22,750	22,164,746
4.13%, 05/30/25(a)	2,750	2,682,869
4.38%, 05/30/28(a)	4,850	4,654,254

		199,006,769
Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	650	630,303

276

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	$1,435	$1,325,779

Transportation — 1.3%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)	4,000	3,806,225
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	402	388,308
3.25%, 06/15/27 (Call 03/15/27)(a)	6,750	6,519,437
3.40%, 09/01/24 (Call 06/01/24)	1,860	1,835,652
3.65%, 09/01/25 (Call 06/01/25)	1,000	999,466
3.75%, 04/01/24 (Call 01/01/24)	1,095	1,102,091
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	725	680,986
2.95%, 11/21/24 (Call 08/21/24)	144	139,060
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,525	1,447,024
4.00%, 06/01/28 (Call 03/01/28)	3,745	3,731,622
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	1,000	980,026
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,400	2,142,661
3.25%, 06/01/27 (Call 03/01/27)	1,455	1,352,109
3.35%, 11/01/25 (Call 08/01/25)(a)	1,020	975,682
3.40%, 08/01/24 (Call 05/01/24)	1,205	1,182,221
3.70%, 11/01/23 (Call 08/01/23)	20	20,086
3.80%, 03/01/28 (Call 12/01/27)(a)	6,625	6,391,633
FedEx Corp.
3.20%, 02/01/25	1,125	1,075,430
3.25%, 04/01/26 (Call 01/01/26)(a)	2,645	2,493,659
3.30%, 03/15/27 (Call 12/15/26)	385	359,185
3.40%, 02/15/28 (Call 11/15/27)	2,017	1,881,563
4.00%, 01/15/24(a)	1,870	1,894,702
4.20%, 10/17/28 (Call 07/17/28)(a)	2,350	2,332,608
JB Hunt Transport Services Inc., 3.85%, 03/15/24 (Call 12/15/23)	43	42,989
Kansas City Southern, 3.13%, 06/01/26 (Call 03/01/26)	20	18,287
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(b)	4,375	4,158,481
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,000	961,271
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	420	391,671
3.15%, 06/01/27 (Call 03/01/27)	1,475	1,388,193
3.65%, 08/01/25 (Call 06/01/25)	2,430	2,401,557
3.85%, 01/15/24 (Call 10/15/23)	596	595,944
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	4,375	4,068,750
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	1,005	925,861
3.00%, 04/15/27 (Call 01/15/27)	875	810,735
3.25%, 08/15/25 (Call 05/15/25)(a)	940	899,258
3.75%, 03/15/24 (Call 12/15/23)	209	208,455
3.75%, 07/15/25 (Call 05/15/25)(a)	3,150	3,127,010
3.95%, 09/10/28 (Call 06/10/28)	1,200	1,176,988
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	1,250	1,132,494
2.80%, 11/15/24 (Call 09/15/24)	1,400	1,336,922
3.05%, 11/15/27 (Call 08/15/27)	2,740	2,579,261

		69,955,563
Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	4,225	4,227,561

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	$785	$729,717
3.25%, 09/15/26 (Call 06/15/26)	390	358,542
3.50%, 03/15/28 (Call 12/15/27)	1,060	969,396
3.85%, 03/30/27 (Call 12/30/26)	545	518,030
4.35%, 02/15/24 (Call 01/15/24)	2,000	1,999,716
4.55%, 11/07/28 (Call 08/07/28)	1,000	978,681
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 02/01/24 (Call 01/01/24)(b)	3,360	3,309,745
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	150	145,958
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	5,000	4,841,689

		18,079,035
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	2,750	2,704,860
2.95%, 09/01/27 (Call 06/01/27)	1,791	1,664,960
3.00%, 12/01/26 (Call 09/01/26)	20	18,577
3.40%, 03/01/25 (Call 12/01/24)	3,499	3,429,413
3.85%, 03/01/24 (Call 12/01/23)	245	247,025
United Utilities PLC, 6.88%, 08/15/28	144	163,959

		8,228,794

Total Corporate Bonds & Notes — 97.5% (Cost: $5,565,362,570)		5,376,347,818

Foreign Government Obligations(g)

South Korea — 0.3%
Korea Gas Corp.
2.25%, 07/18/26(b)	2,000	1,758,459
3.13%, 07/20/27(b)	4,700	4,355,476
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	2,800	2,596,272
Korea National Oil Corp., 2.50%, 10/24/26(b)	7,000	6,238,239

		14,948,446

Total Foreign Government Obligations — 0.3% (Cost: $15,011,005)		14,948,446

Short-Term Investments

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(h)(i)(j)	614,356	614,417,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(h)(i)	97,244	97,243,755

		711,661,463

Total Short-Term Investments — 12.9% (Cost: $711,609,670)		711,661,463

Total Investments in Securities — 110.7% (Cost: $6,291,983,245)		6,102,957,727

Other Assets, Less Liabilities — (10.7)%		(590,517,441)

Net Assets — 100.0%		$5,512,440,286

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

277

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF)

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date.
(g)	Investments are denominated in U.S. dollars.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	632,161	—		(17,805	)(a)	614,356	$614,417,708	$1,988,500	(b)	$37,944	$5,545
BlackRock Cash Funds: Treasury, SL Agency Shares	61,256	35,988	(a)	—		97,244	97,243,755	1,022,085		—	—
PNC Bank N.A.
1.45%, 07/29/19(c)	1,750	—		(1,750)		—	—	8,392		(22,172)	28,882
1.95%, 03/04/19(c)	2,410	—		(2,410)		—	—	3,519		(19,851)	20,595
2.25%, 07/02/19(c)	4,140	—		(4,140)		—	—	21,034		(45,040)	57,116
2.30%, 06/01/20(c)	3,440	—		(3,440)		—	—	28,283		(55,441)	41,213
2.40%, 10/18/19(c)	1,500	—		(1,500)		—	—	8,742		(13,069)	13,670
2.45%, 11/05/20(c)	1,250	—		(1,250)		—	—	6,634		(39,398)	36,642
2.45%, 07/28/22(c)	250	—		(250)		—	—	2,942		(5,485)	3,843
2.70%, 11/01/22(c)	1,500	—		(1,500)		—	—	20,139		(22,433)	4,686
2.95%, 01/30/23(c)	3,000	750		(3,750)		—	—	45,563		(87,168)	49,542
2.95%, 02/23/25(c)	300	750		—		1,050	998,593	22,388		—	(11,074)
3.10%, 10/25/27(c)	4,615	250		—		4,865	4,542,263	110,936		—	(105,764)
3.25%, 06/01/25(c)	—	5,000		—		5,000	4,798,630	28,944		—	(28,286)
3.25%, 01/22/28(c)	—	5,000		(250)		4,750	4,510,162	74,390		(3,410)	(46,736)
3.30%, 10/30/24(c)	272	—		—		272	266,327	5,563		—	(2,592)
3.80%, 07/25/23(c)	1,500	715		(2,215)		—	—	34,115		8,918	(28,791)
4.05%, 07/26/28(c)	—	700		—		700	689,325	7,847		—	(15,653)
4.25%, 07/01/18(c)	220	—		(220)		—	—	2,188		—	(219)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(c)	5,595	—		(5,595)		—	—	60,805		(176,296)	113,449
3.15%, 05/19/27(c)	2,300	9		(40)		2,269	2,145,001	53,145		(1,627)	(34,670)
3.30%, 03/08/22(c)	1,937	—		(1,937)		—	—	27,281		(2,727)	(20,212)
3.90%, 04/29/24(c)	1,000	700		(300)		1,400	1,386,774	33,796		2,431	(34,495)
4.38%, 08/11/20(c)	3,102	—		(3,102)		—	—	23,523		(39,339)	28,309
5.13%, 02/08/20(c)	566	—		(566)		—	—	3,100		(1,920)	1,152
6.88%, 05/15/19(c)	170	—		(170)		—	—	756		(1,042)	1,398

							$730,998,538	$3,644,610		$(487,125)	$77,550

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

278

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate-Term Corporate Bond ETF (Formerly iShares Intermediate Credit Bond ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,376,347,818	$—	$5,376,347,818
Foreign Government Obligations	—	14,948,446	—	14,948,446
Money Market Funds	711,661,463	—	—	711,661,463

	$711,661,463	$5,391,296,264	$—	$6,102,957,727

279

Schedule of Investments (unaudited) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$105	$103,847
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	75	70,205
3.63%, 05/01/22	275	270,033
3.65%, 11/01/24 (Call 08/01/24)	45	43,124
4.45%, 08/15/20	375	381,630
WPP Finance 2010
3.63%, 09/07/22	50	48,442
3.75%, 09/19/24	270	250,371
4.75%, 11/21/21	175	178,031

		1,345,683
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,175
2.25%, 06/15/26 (Call 03/15/26)	160	144,883
2.35%, 10/30/21	25	24,403
2.60%, 10/30/25 (Call 07/30/25)	40	37,390
2.80%, 03/01/23 (Call 02/01/23)	110	107,613
2.80%, 03/01/27 (Call 12/01/26)	115	107,180
2.85%, 10/30/24 (Call 07/30/24)	215	206,462
3.25%, 03/01/28 (Call 12/01/27)	170	162,906
4.88%, 02/15/20	188	191,997
Embraer Netherlands Finance BV
5.05%, 06/15/25	295	298,345
5.40%, 02/01/27	215	220,831
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	23,262
2.13%, 08/15/26 (Call 05/15/26)	135	120,045
2.25%, 11/15/22 (Call 08/15/22)	175	167,373
2.63%, 11/15/27 (Call 08/15/27)	250	227,072
3.00%, 05/11/21	445	442,406
3.38%, 05/15/23 (Call 04/15/23)	165	164,198
3.50%, 05/15/25 (Call 03/15/25)	50	49,512
3.75%, 05/15/28 (Call 02/15/28)	180	178,848
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	225	219,445
4.40%, 06/15/28 (Call 03/15/28)	100	99,113
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	170	163,435
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	385	378,143
2.90%, 03/01/25 (Call 12/01/24)	225	213,680
3.10%, 01/15/23 (Call 11/15/22)	75	73,438
3.35%, 09/15/21	75	74,674
3.55%, 01/15/26 (Call 10/15/25)	375	367,114
Northrop Grumman Corp.
2.08%, 10/15/20	100	97,685
2.55%, 10/15/22 (Call 09/15/22)	305	291,513
2.93%, 01/15/25 (Call 11/15/24)	145	136,973
3.20%, 02/01/27 (Call 11/01/26)	325	304,665
3.25%, 08/01/23	375	364,991
3.25%, 01/15/28 (Call 10/15/27)	340	316,064
3.50%, 03/15/21	275	275,129
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	475	458,532
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	174,184
3.20%, 03/15/24 (Call 01/15/24)	185	177,045

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$260	$245,029
3.70%, 12/15/23 (Call 09/15/23)	150	148,254
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	61,157
3.95%, 06/15/23 (Call 05/15/23)	75	74,671
4.60%, 06/15/28 (Call 03/15/28)	25	23,831
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	30	28,622
2.30%, 05/04/22 (Call 04/04/22)	275	262,908
2.65%, 11/01/26 (Call 08/01/26)	275	245,908
3.10%, 06/01/22	375	365,621
3.13%, 05/04/27 (Call 02/04/27)	370	340,474
3.35%, 08/16/21	125	124,495
3.65%, 08/16/23 (Call 07/16/23)	150	147,807
3.95%, 08/16/25 (Call 06/16/25)	35	34,585
4.13%, 11/16/28 (Call 08/16/28)	80	78,434
4.50%, 04/15/20	150	152,175

		9,423,695
Agriculture — 0.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	200	198,078
2.63%, 09/16/26 (Call 06/16/26)	235	210,215
2.85%, 08/09/22	350	336,976
4.00%, 01/31/24	315	314,235
4.75%, 05/05/21	350	356,412
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	375	340,114
4.48%, 03/01/21	100	102,386
BAT Capital Corp.
2.30%, 08/14/20	250	243,505
2.76%, 08/15/22 (Call 07/15/22)	495	468,998
3.22%, 08/15/24 (Call 06/15/24)	285	263,619
3.56%, 08/15/27 (Call 05/15/27)	675	602,910
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	200	176,790
3.50%, 11/24/20(a)	120	119,332
3.75%, 09/25/27 (Call 06/25/27)	135	120,812
4.35%, 03/15/24 (Call 02/15/24)	75	74,077
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	241,112
2.13%, 05/10/23 (Call 03/10/23)	135	125,227
2.38%, 08/17/22 (Call 07/17/22)	75	71,244
2.50%, 08/22/22	150	143,041
2.63%, 02/18/22 (Call 01/18/22)	115	111,036
2.63%, 03/06/23	250	237,832
2.90%, 11/15/21	25	24,472
3.13%, 08/17/27 (Call 05/17/27)	150	140,493
3.25%, 11/10/24	250	241,977
3.38%, 08/11/25 (Call 05/11/25)	240	232,531
3.60%, 11/15/23	200	198,062
4.50%, 03/26/20	250	253,720
Reynolds American Inc.
3.25%, 06/12/20	150	148,431
4.45%, 06/12/25 (Call 03/12/25)	655	636,647
4.85%, 09/15/23	250	253,020

		6,987,304

280

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 07/15/25	$188	$185,809
Series 2013-2, Class A, 4.95%, 01/15/23	167	169,792
Series 2015-1, Class A, 3.38%, 05/01/27	41	39,635
Delta Air Lines Inc.
2.60%, 12/04/20	120	117,305
3.40%, 04/19/21	75	73,786
3.63%, 03/15/22 (Call 02/15/22)	500	490,340
4.38%, 04/19/28 (Call 01/19/28)	150	141,664
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 08/10/22	22	23,926
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	150	147,939
3.00%, 11/15/26 (Call 08/15/26)	280	258,199
3.45%, 11/16/27 (Call 08/16/27)	50	46,665
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	207	204,441

		1,899,501
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	375	339,517
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	125	123,454
3.75%, 09/15/25 (Call 07/15/25)	325	318,861
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	100,136

		881,968
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.65%, 07/12/21	225	215,323
2.30%, 09/09/26	150	134,115
2.45%, 09/24/20	400	394,244
2.65%, 02/12/21	300	295,749
3.38%, 12/10/21	50	49,900
3.45%, 07/14/23	215	213,751
3.50%, 02/15/28	275	264,503
Series A, 2.15%, 03/13/20	275	271,375
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	260	232,606
Ford Motor Credit Co. LLC
2.43%, 06/12/20	450	436,360
2.46%, 03/27/20	400	391,052
2.98%, 08/03/22 (Call 07/03/22)	200	184,530
3.16%, 08/04/20	500	488,620
3.20%, 01/15/21	800	774,936
3.22%, 01/09/22	300	282,717
3.34%, 03/28/22 (Call 02/28/22)	290	273,644
3.81%, 10/12/21	200	193,868
3.81%, 01/09/24 (Call 11/09/23)	260	238,147
4.13%, 08/04/25	750	673,920
4.25%, 09/20/22	200	192,636
5.88%, 08/02/21	400	408,404
8.13%, 01/15/20	200	208,296
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	30	27,203
5.00%, 10/01/28 (Call 07/01/28)	300	282,231
General Motors Financial Co. Inc.
2.45%, 11/06/20	275	267,069
3.15%, 01/15/20 (Call 12/15/19)	250	248,232
3.15%, 06/30/22 (Call 05/30/22)	70	66,592
3.20%, 07/13/20 (Call 06/13/20)	150	148,086
3.20%, 07/06/21 (Call 06/06/21)	350	340,028

Security	Par (000)	Value

Auto Manufacturers (continued)
3.25%, 01/05/23 (Call 12/05/22)	$150	$140,685
3.45%, 01/14/22 (Call 12/14/21)	150	144,861
3.45%, 04/10/22 (Call 02/10/22)	100	96,361
3.50%, 11/07/24 (Call 09/07/24)	305	277,388
3.55%, 04/09/21	50	49,189
3.70%, 11/24/20 (Call 10/24/20)	573	568,439
3.70%, 05/09/23 (Call 03/09/23)	150	141,947
3.85%, 01/05/28 (Call 10/05/27)	25	21,931
4.00%, 01/15/25 (Call 10/15/24)	500	469,305
4.00%, 10/06/26 (Call 07/06/26)	275	248,427
4.15%, 06/19/23 (Call 05/19/23)	140	136,053
4.20%, 03/01/21 (Call 02/01/21)	550	547,701
4.20%, 11/06/21(a)	175	173,927
4.35%, 04/09/25 (Call 02/09/25)	115	109,333
4.35%, 01/17/27 (Call 10/17/26)	290	268,064
4.38%, 09/25/21	300	299,745
5.25%, 03/01/26 (Call 12/01/25)	280	276,212
PACCAR Financial Corp.
1.95%, 02/27/20	50	49,268
2.05%, 11/13/20	35	34,193
2.30%, 08/10/22	150	143,891
2.80%, 03/01/21	125	123,643
3.10%, 05/10/21	50	49,681
3.15%, 08/09/21	35	34,858
3.40%, 08/09/23	25	24,825
Toyota Motor Corp.
3.18%, 07/20/21	100	99,648
3.42%, 07/20/23	100	99,277
3.67%, 07/20/28(a)	45	44,375
Toyota Motor Credit Corp.
1.95%, 04/17/20	50	49,198
2.15%, 03/12/20	500	493,880
2.15%, 09/08/22	375	357,926
2.60%, 01/11/22	125	122,175
2.63%, 01/10/23	325	313,514
2.90%, 04/17/24	50	48,071
2.95%, 04/13/21	100	98,964
3.05%, 01/11/28	50	46,897
3.20%, 01/11/27	325	309,816
3.40%, 09/15/21	350	350,829
3.40%, 04/14/25	150	147,346
3.45%, 09/20/23	175	173,295

		15,383,275
Auto Parts & Equiptment — 0.0%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	62,314
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	212	217,105
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	25	24,505
4.15%, 10/01/25 (Call 07/01/25)	250	251,075

		554,999
Banks — 10.2%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	348,218
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	750	728,227
2.55%, 11/23/21	250	242,705
2.63%, 05/19/22	300	290,028
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	400	395,196

281

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
3.13%, 02/23/23	$200	$187,702
3.85%, 04/12/23	200	192,290
4.25%, 04/11/27	200	185,108
4.38%, 04/12/28	200	184,678
5.18%, 11/19/25	400	393,108
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	250	243,743
2.33%, 10/01/21 (Call 10/01/20)(b)(c)	300	293,046
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	75	73,445
2.50%, 10/21/22 (Call 10/21/21)	475	451,772
2.63%, 10/19/20	150	147,618
2.63%, 04/19/21	700	685,258
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	275	270,044
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	550	527,351
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	710	685,448
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	700	671,741
3.09%, 10/01/25 (Call 10/01/24)(b)(c)	260	244,837
3.12%, 01/20/23 (Call 01/20/22)(b)(c)	340	332,010
3.25%, 10/21/27 (Call 10/21/26)	50	45,935
3.30%, 01/11/23	525	511,828
3.37%, 01/23/26 (Call 01/23/25)(b)(c)	250	238,093
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	813	748,781
3.50%, 05/17/22 (Call 05/17/21)(b)(c)	25	24,865
3.50%, 04/19/26	425	403,049
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	550	515,762
3.71%, 04/24/28 (Call 04/24/27)(b)(c)	800	756,160
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	300	287,178
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	200	197,988
3.88%, 08/01/25	550	539,863
3.97%, 03/05/29 (Call 03/05/28)(b)(c)	500	480,505
4.00%, 04/01/24	575	574,201
4.00%, 01/22/25	525	508,966
4.10%, 07/24/23	550	550,396
4.13%, 01/22/24	750	753,660
4.20%, 08/26/24	670	662,918
4.25%, 10/22/26	330	318,981
4.27%, 07/23/29 (Call 07/23/28)(b)(c)	400	392,388
4.45%, 03/03/26	800	788,640
5.63%, 07/01/20	105	108,348
Series L, 2.25%, 04/21/20	835	821,799
Series L, 3.95%, 04/21/25	305	294,291
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	143,169
Bank of Montreal
1.90%, 08/27/21	840	805,938
2.10%, 06/15/20	525	515,828
2.35%, 09/11/22	595	569,129
2.55%, 11/06/22 (Call 10/06/22)	100	96,070
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	325	313,696
2.45%, 11/27/20 (Call 10/27/20)	290	284,652
2.45%, 08/17/26 (Call 05/17/26)	180	161,793
2.50%, 04/15/21 (Call 03/15/21)	430	421,469
2.60%, 08/17/20 (Call 07/17/20)	300	296,814
2.80%, 05/04/26 (Call 02/04/26)	200	185,346
2.95%, 01/29/23 (Call 12/29/22)	105	102,205
3.25%, 09/11/24 (Call 08/11/24)	140	135,773
3.25%, 05/16/27 (Call 02/16/27)	550	521,988
3.40%, 05/15/24 (Call 04/15/24)	200	196,162
3.45%, 08/11/23	100	99,048

Security	Par (000)	Value

Banks (continued)
3.50%, 04/28/23	$100	$99,269
3.65%, 02/04/24 (Call 01/05/24)	350	347,448
3.85%, 04/28/28	150	148,415
Series G, 2.15%, 02/24/20 (Call 01/24/20)	25	24,691
Series G, 3.00%, 02/24/25 (Call 01/24/25)	275	261,739
Bank of Nova Scotia (The)
2.15%, 07/14/20	247	242,719
2.35%, 10/21/20	400	392,700
2.45%, 03/22/21	400	391,460
2.45%, 09/19/22	293	280,943
2.50%, 01/08/21	300	294,123
2.70%, 03/07/22	270	261,992
2.80%, 07/21/21	250	245,483
4.38%, 01/13/21	175	178,698
4.50%, 12/16/25	425	420,134
Bank One Corp., 7.63%, 10/15/26	25	29,824
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	345	335,661
Barclays PLC
2.88%, 06/08/20	500	489,760
3.20%, 08/10/21	350	339,055
3.65%, 03/16/25	410	376,560
3.68%, 01/10/23 (Call 01/10/22)	325	310,255
4.34%, 05/16/24 (Call 05/16/23)(b)(c)	200	193,990
4.34%, 01/10/28 (Call 01/10/27)	300	274,221
4.38%, 01/12/26	545	514,453
4.97%, 05/16/29 (Call 05/16/28)(b)(c)	300	285,600
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	250	241,690
2.15%, 02/01/21 (Call 01/01/21)	100	97,320
2.45%, 01/15/20 (Call 12/15/19)	500	495,530
2.63%, 06/29/20 (Call 05/29/20)	125	123,599
2.75%, 04/01/22 (Call 03/01/22)	265	257,829
2.85%, 10/26/24 (Call 09/26/24)	100	94,740
3.20%, 09/03/21 (Call 08/03/21)	50	49,637
3.70%, 06/05/25 (Call 05/05/25)	80	78,773
3.75%, 12/06/23 (Call 11/06/23)	400	398,612
3.95%, 03/22/22 (Call 02/22/22)	100	100,746
BNP Paribas SA
3.25%, 03/03/23	140	136,270
4.25%, 10/15/24	250	243,565
5.00%, 01/15/21	750	772,830
BPCE SA
2.25%, 01/27/20	250	247,230
2.65%, 02/03/21	250	244,863
3.38%, 12/02/26	250	232,843
4.00%, 04/15/24	250	249,897
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	500	491,745
2.63%, 01/15/22 (Call 12/15/21)	250	243,863
2.85%, 04/01/21 (Call 03/01/21)	250	246,513
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	250	244,163
2.55%, 06/16/22	375	361,174
2.70%, 02/02/21	270	265,410
3.50%, 09/13/23	200	198,182
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	270	260,096
3.20%, 02/05/25 (Call 01/05/25)	300	276,840
3.30%, 10/30/24 (Call 09/30/24)	295	275,734
3.45%, 04/30/21 (Call 03/30/21)	325	322,741

282

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 04/24/24 (Call 03/24/24)	$200	$193,602
3.75%, 07/28/26 (Call 06/28/26)	300	272,496
3.75%, 03/09/27 (Call 02/09/27)	250	230,420
3.80%, 01/31/28 (Call 12/31/27)	145	133,117
4.20%, 10/29/25 (Call 09/29/25)	300	286,335
4.25%, 04/30/25 (Call 03/31/25)	300	294,366
4.75%, 07/15/21	375	383,332
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	333,578
2.35%, 01/31/20 (Call 12/31/19)	250	246,932
2.95%, 07/23/21 (Call 06/23/21)	400	390,664
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	750	731,482
3.05%, 05/01/20 (Call 04/01/20)	250	248,702
Citigroup Inc.
2.35%, 08/02/21	100	96,442
2.40%, 02/18/20	475	470,407
2.45%, 01/10/20 (Call 12/10/19)	375	370,961
2.65%, 10/26/20	650	638,469
2.70%, 03/30/21	900	879,993
2.70%, 10/27/22 (Call 09/27/22)	505	482,159
2.75%, 04/25/22 (Call 03/25/22)	500	480,860
2.88%, 07/24/23 (Call 07/24/22)(b)(c)	500	479,760
2.90%, 12/08/21 (Call 11/08/21)	250	243,098
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	260	253,633
3.20%, 10/21/26 (Call 07/21/26)	540	493,101
3.30%, 04/27/25	300	282,486
3.40%, 05/01/26	563	524,294
3.50%, 05/15/23	572	558,266
3.52%, 10/27/28 (Call 10/27/27)(b)(c)	300	276,111
3.67%, 07/24/28 (Call 07/24/27)(b)(c)	400	373,940
3.70%, 01/12/26	475	452,789
3.75%, 06/16/24	100	98,381
3.88%, 10/25/23	300	296,481
3.88%, 03/26/25	275	264,330
3.89%, 01/10/28 (Call 01/10/27)(b)(c)	600	572,400
4.00%, 08/05/24	200	195,926
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	100	99,482
4.05%, 07/30/22	114	114,255
4.08%, 04/23/29 (Call 04/23/28)(b)(c)	500	479,955
4.13%, 07/25/28	60	56,376
4.30%, 11/20/26	75	72,497
4.40%, 06/10/25	475	467,210
4.45%, 09/29/27	120	115,739
4.50%, 01/14/22	700	712,495
4.60%, 03/09/26	505	497,273
5.38%, 08/09/20	125	128,580
5.50%, 09/13/25	400	416,344
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	97,420
2.65%, 05/26/22 (Call 04/26/22)	250	240,668
3.70%, 03/29/23 (Call 02/28/23)	500	496,740
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	200	192,662
Comerica Bank, 2.50%, 06/02/20	250	246,290
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	150	148,512
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,848
2.40%, 11/02/20	365	357,912
2.55%, 03/15/21	250	244,828

Security	Par (000)	Value

Banks (continued)
Compass Bank
3.50%, 06/11/21 (Call 05/11/21)	$250	$246,548
3.88%, 04/10/25 (Call 03/10/25)	250	238,680
Cooperatieve Rabobank UA
3.75%, 07/21/26	500	466,155
3.88%, 02/08/22	650	654,088
3.95%, 11/09/22	500	493,925
4.50%, 01/11/21	675	688,581
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	650	635,934
2.75%, 01/10/22	250	243,330
2.75%, 01/10/23	250	239,668
3.13%, 04/26/21	250	247,600
Credit Suisse AG/New York NY
3.00%, 10/29/21	280	273,918
3.63%, 09/09/24	450	437,274
5.40%, 01/14/20	300	304,986
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	275	271,169
3.45%, 04/16/21	345	342,185
3.75%, 03/26/25	640	608,480
3.80%, 09/15/22	450	444,577
3.80%, 06/09/23	500	487,195
4.55%, 04/17/26	250	246,215
Deutsche Bank AG
2.95%, 08/20/20	627	611,131
3.13%, 01/13/21(a)	200	193,568
3.38%, 05/12/21	280	271,802
4.10%, 01/13/26(a)	250	229,510
Deutsche Bank AG/London, 3.70%, 05/30/24	565	517,116
Deutsche Bank AG/New York NY
2.70%, 07/13/20	200	194,668
3.13%, 01/13/21	25	24,264
3.15%, 01/22/21	250	241,248
4.25%, 02/04/21	410	403,899
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	247,015
3.35%, 02/06/23 (Call 01/06/23)	250	240,810
3.45%, 07/27/26 (Call 04/27/26)	250	228,368
4.68%, 08/09/28 (Call 08/09/23)(b)(c)	250	245,548
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	300	297,162
3.50%, 03/15/22 (Call 02/15/22)	30	29,769
3.95%, 03/14/28 (Call 02/14/28)	230	224,722
4.30%, 01/16/24 (Call 12/16/23)	200	200,996
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	300	290,757
3.85%, 03/15/26 (Call 02/15/26)	200	194,166
3.95%, 07/28/25 (Call 06/28/25)	200	199,790
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	335,100
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	45	44,897
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	480	474,888
2.35%, 11/15/21 (Call 11/15/20)	280	267,669
2.60%, 04/23/20 (Call 03/23/20)	235	231,922
2.60%, 12/27/20 (Call 12/27/19)	350	341,901
2.63%, 04/25/21 (Call 03/25/21)	440	428,204
2.75%, 09/15/20 (Call 08/15/20)	750	736,222
2.88%, 02/25/21 (Call 01/25/21)	400	391,980
2.88%, 10/31/22 (Call 10/31/21)(b)(c)	675	653,400

283

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	$325	$309,371
3.00%, 04/26/22 (Call 04/26/21)	350	338,723
3.20%, 02/23/23 (Call 01/23/23)	80	77,313
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	600	560,802
3.50%, 01/23/25 (Call 10/23/24)	600	567,594
3.50%, 11/16/26 (Call 11/16/25)	550	507,969
3.63%, 01/22/23	325	320,216
3.69%, 06/05/28 (Call 06/05/27)(b)(c)	500	464,865
3.75%, 05/22/25 (Call 02/22/25)	575	549,228
3.75%, 02/25/26 (Call 11/25/25)	125	118,414
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	300	278,805
3.85%, 07/08/24 (Call 04/08/24)	500	486,875
3.85%, 01/26/27 (Call 01/26/26)	750	707,790
4.00%, 03/03/24	725	712,370
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	350	334,960
4.25%, 10/21/25	600	577,746
5.25%, 07/27/21	850	878,084
5.38%, 03/15/20	500	511,290
5.75%, 01/24/22	550	577,153
5.95%, 01/15/27	85	91,156
Series D, 6.00%, 06/15/20	125	129,443
HSBC Bank USA N.A., 4.88%, 08/24/20	350	356,093
HSBC Holdings PLC
2.65%, 01/05/22	600	577,242
2.95%, 05/25/21	400	390,636
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	540	525,479
3.40%, 03/08/21	500	494,760
3.60%, 05/25/23	200	195,768
3.90%, 05/25/26	500	475,090
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	200	196,942
4.00%, 03/30/22	450	451,908
4.04%, 03/13/28 (Call 03/13/27)(b)(c)	780	738,652
4.25%, 03/14/24	500	489,880
4.25%, 08/18/25	200	192,286
4.29%, 09/12/26 (Call 09/12/25)(b)(c)	200	194,852
4.30%, 03/08/26	600	584,130
4.38%, 11/23/26	250	239,518
4.58%, 06/19/29 (Call 06/19/28)(b)(c)	405	396,236
5.10%, 04/05/21	450	462,483
HSBC USA Inc.
2.35%, 03/05/20	400	395,160
3.50%, 06/23/24	300	291,603
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	200	190,840
4.00%, 05/15/25 (Call 04/15/25)	310	308,106
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)	250	246,365
2.50%, 08/07/22 (Call 07/07/22)	350	334,642
2.88%, 08/20/20 (Call 07/20/20)	250	247,267
3.25%, 05/14/21 (Call 04/14/21)	250	247,697
Industrial & Commercial Bank of China Ltd./New York NY,
2.64%, 05/26/21	500	485,810
ING Groep NV
3.95%, 03/29/27	500	472,675
4.10%, 10/02/23	400	396,536
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	238,465
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	850	839,375
2.30%, 08/15/21 (Call 08/15/20)	50	48,438
2.40%, 06/07/21 (Call 05/07/21)	525	509,434

Security	Par (000)	Value

Banks (continued)
2.55%, 10/29/20 (Call 09/29/20)	$700	$687,183
2.55%, 03/01/21 (Call 02/01/21)	500	489,670
2.70%, 05/18/23 (Call 03/18/23)	500	476,790
2.75%, 06/23/20 (Call 05/23/20)	635	628,834
2.78%, 04/25/23 (Call 04/25/22)(b)(c)	650	626,307
2.95%, 10/01/26 (Call 07/01/26)	375	340,852
2.97%, 01/15/23 (Call 01/15/22)	500	483,695
3.13%, 01/23/25 (Call 10/23/24)	50	47,122
3.20%, 01/25/23	371	362,686
3.20%, 06/15/26 (Call 03/15/26)	350	325,773
3.22%, 03/01/25 (Call 03/01/24)(b)(c)	670	639,676
3.25%, 09/23/22	700	687,967
3.30%, 04/01/26 (Call 01/01/26)	427	401,777
3.38%, 05/01/23	500	486,615
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	700	653,758
3.54%, 05/01/28 (Call 05/01/27)(b)(c)	375	353,486
3.63%, 05/13/24	600	588,108
3.63%, 12/01/27 (Call 12/01/26)	265	244,643
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	550	527,373
3.80%, 07/23/24 (Call 07/23/23)(b)(c)	200	197,834
3.88%, 02/01/24	600	599,328
3.88%, 09/10/24	200	195,616
3.90%, 07/15/25 (Call 04/15/25)	450	441,733
4.01%, 04/23/29 (Call 04/23/28)(b)(c)	660	636,709
4.02%, 12/05/24 (Call 12/05/23)(b)(c)	200	199,520
4.13%, 12/15/26	275	268,444
4.20%, 07/23/29 (Call 07/23/28)(b)(c)	200	195,876
4.25%, 10/15/20	600	607,308
4.35%, 08/15/21	500	508,755
4.40%, 07/22/20	275	279,317
4.50%, 01/24/22	800	819,024
4.63%, 05/10/21	400	409,560
4.95%, 03/25/20	340	346,956
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(b)(c)	250	247,382
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	238,203
2.40%, 06/09/22	250	240,058
2.50%, 11/22/21	410	398,700
KeyCorp.
2.90%, 09/15/20	400	395,956
4.10%, 04/30/28	300	295,275
4.15%, 10/29/25	120	120,338
5.10%, 03/24/21	350	361,707
KfW
1.50%, 04/20/20	1,050	1,030,291
1.63%, 05/29/20	815	799,727
1.63%, 03/15/21	2,100	2,039,394
1.75%, 03/31/20	125	123,190
1.75%, 09/15/21	300	290,322
1.88%, 06/30/20	1,125	1,106,955
1.88%, 11/30/20	500	489,795
1.88%, 12/15/20	150	146,864
2.00%, 09/29/22	25	24,080
2.00%, 05/02/25	1,050	985,393
2.13%, 03/07/22	1,105	1,074,568
2.13%, 06/15/22	1,125	1,091,576
2.13%, 01/17/23	375	362,156
2.38%, 12/29/22	1,096	1,068,140
2.50%, 11/20/24	1,500	1,452,705

284

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 04/12/21	$1,050	$1,042,503
2.63%, 01/25/22	925	914,270
2.75%, 09/08/20	275	274,145
2.75%, 10/01/20	1,275	1,270,614
2.88%, 04/03/28(a)	420	411,432
4.00%, 01/27/20	150	151,907
Korea Development Bank (The)
2.00%, 09/12/26	200	173,868
2.25%, 05/18/20	400	394,268
3.00%, 09/14/22	500	489,275
3.00%, 01/13/26	200	188,110
4.63%, 11/16/21	300	309,375
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	600	564,198
2.25%, 10/01/21	325	318,646
2.38%, 06/10/25	475	455,463
Series 36, 2.00%, 12/06/21	100	97,187
Series 37, 2.50%, 11/15/27(a)	200	189,466
Lloyds Bank PLC
2.40%, 03/17/20	250	246,450
2.70%, 08/17/20	650	640,692
3.30%, 05/07/21	200	197,456
6.38%, 01/21/21	175	184,235
Lloyds Banking Group PLC
3.00%, 01/11/22	250	240,553
3.10%, 07/06/21	200	195,462
3.75%, 01/11/27	700	632,821
4.05%, 08/16/23	200	195,102
4.38%, 03/22/28	200	187,208
4.45%, 05/08/25	200	196,458
4.50%, 11/04/24	400	384,316
4.55%, 08/16/28	200	190,092
4.58%, 12/10/25	250	235,490
4.65%, 03/24/26	400	376,544
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	130	129,219
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	288,960
2.63%, 01/25/21 (Call 12/25/20)	250	245,120
2.90%, 02/06/25 (Call 01/06/25)	250	237,078
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	450	432,832
2.67%, 07/25/22	380	366,856
2.76%, 09/13/26	250	227,585
2.95%, 03/01/21	460	454,071
3.29%, 07/25/27	25	23,517
3.46%, 03/02/23	100	98,732
3.68%, 02/22/27	150	145,496
3.76%, 07/26/23	250	249,620
3.78%, 03/02/25	175	173,066
3.85%, 03/01/26	675	662,445
3.96%, 03/02/28	125	123,511
4.05%, 09/11/28	250	248,535
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	240,748
2.60%, 09/11/22	250	239,695
3.17%, 09/11/27	250	232,380
3.55%, 03/05/23	250	247,585
3.66%, 02/28/27	255	246,695
3.92%, 09/11/24 (Call 09/11/23)(b)(c)	200	199,994
4.02%, 03/05/28	250	248,155

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.50%, 04/21/21	$590	$573,380
2.63%, 11/17/21	405	391,716
2.65%, 01/27/20	605	600,142
2.75%, 05/19/22	150	144,437
2.80%, 06/16/20	308	305,080
3.13%, 01/23/23	585	566,023
3.13%, 07/27/26	875	798,822
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	500	465,710
3.63%, 01/20/27	400	376,932
3.70%, 10/23/24	700	680,456
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	365	358,985
3.75%, 02/25/23	175	173,135
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	150	141,329
3.88%, 01/27/26	690	664,642
3.95%, 04/23/27	420	393,288
4.00%, 07/23/25	650	636,753
4.10%, 05/22/23	225	223,927
4.35%, 09/08/26	600	581,814
4.88%, 11/01/22	800	818,600
5.00%, 11/24/25	75	75,880
5.50%, 01/26/20	400	409,040
5.50%, 07/24/20	500	514,125
5.50%, 07/28/21	710	740,054
5.75%, 01/25/21	500	520,635
Series F, 3.88%, 04/29/24	645	634,867
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	280	263,824
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	47,896
2.50%, 05/22/22	300	288,492
2.50%, 07/12/26	275	247,041
2.63%, 07/23/20	500	493,665
2.63%, 01/14/21	250	245,448
2.80%, 01/10/22	250	243,808
3.38%, 01/14/26	250	239,390
3.63%, 06/20/23	250	248,392
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	245,513
Northern Trust Corp.
3.38%, 08/23/21	150	149,990
3.45%, 11/04/20	138	138,436
3.95%, 10/30/25	115	115,638
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	650	638,521
1.50%, 10/21/20	450	437,944
1.75%, 01/24/20	50	49,383
1.88%, 01/20/21	250	244,438
2.38%, 10/01/21	150	147,423
2.88%, 03/13/23	150	149,115
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	241,570
2.30%, 06/01/20 (Call 05/02/20)	500	491,840
2.45%, 11/05/20 (Call 10/06/20)	250	245,018
2.50%, 01/22/21 (Call 12/23/20)	250	244,960
2.70%, 11/01/22 (Call 10/01/22)	300	288,069
3.25%, 06/01/25 (Call 05/02/25)	250	240,280
4.20%, 11/01/25 (Call 10/02/25)	500	503,475
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	150	140,979
3.30%, 03/08/22 (Call 02/06/22)	400	395,564

285

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 04/29/24 (Call 03/29/24)	$250	$247,637
4.38%, 08/11/20	400	406,184
5.13%, 02/08/20	50	51,042
RBC USA Holdco Corp., 5.25%, 09/15/20	300	308,781
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	275	272,082
3.80%, 08/14/23 (Call 07/14/23)	200	198,108
Royal Bank of Canada
2.13%, 03/02/20	200	197,446
2.15%, 03/06/20(a)	225	222,176
2.35%, 10/30/20	494	485,118
3.20%, 04/30/21	350	348,596
3.70%, 10/05/23	220	219,045
4.65%, 01/27/26	400	404,932
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	520,036
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	365	355,762
4.80%, 04/05/26	450	435,303
4.89%, 05/18/29 (Call 05/18/28)(b)(c)	350	331,677
5.08%, 01/27/30 (Call 01/27/29)(b)(c)	600	574,470
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	175	172,492
3.70%, 03/28/22 (Call 02/28/22)	150	146,621
4.40%, 07/13/27 (Call 04/14/27)	170	158,107
4.45%, 12/03/21 (Call 11/03/21)	100	100,092
4.50%, 07/17/25 (Call 04/17/25)	415	404,351
Santander UK Group Holdings PLC
2.88%, 10/16/20	400	392,712
2.88%, 08/05/21	250	240,703
3.13%, 01/08/21	370	361,564
3.57%, 01/10/23 (Call 01/10/22)	100	95,345
3.82%, 11/03/28 (Call 11/03/27)(b)(c)	200	177,188
Santander UK PLC
2.13%, 11/03/20	200	193,550
2.38%, 03/16/20	400	394,028
3.40%, 06/01/21	250	246,515
3.75%, 11/15/21	200	198,186
4.00%, 03/13/24	365	361,824
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	238,630
2.30%, 03/11/20	500	493,095
State Street Corp.
1.95%, 05/19/21	295	284,483
2.65%, 05/19/26	345	316,776
3.55%, 08/18/25	375	367,234
3.70%, 11/20/23	325	324,460
3.78%, 12/03/24 (Call 12/03/23)(b)(c)	30	30,032
4.38%, 03/07/21	300	306,915
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,150	1,138,810
2.45%, 10/20/20	250	245,400
3.65%, 07/23/25	250	246,390
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	80	77,046
2.78%, 10/18/22	255	245,764
2.85%, 01/11/22	250	243,705
2.93%, 03/09/21	375	369,960
3.01%, 10/19/26	250	231,548
3.10%, 01/17/23	200	194,616
3.35%, 10/18/27(a)	535	505,067

Security	Par (000)	Value

Banks (continued)
3.36%, 07/12/27	$250	$236,530
3.45%, 01/11/27	800	763,512
3.54%, 01/17/28	110	105,361
3.75%, 07/19/23	200	199,970
3.78%, 03/09/26	485	475,281
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	25	24,705
2.45%, 08/01/22 (Call 07/01/22)	225	215,492
2.75%, 05/01/23 (Call 04/01/23)	200	190,978
3.00%, 02/02/23 (Call 01/02/23)	150	145,371
3.30%, 05/15/26 (Call 04/15/26)	250	234,780
3.50%, 08/02/22 (Call 08/02/21)(b)(c)	50	49,545
3.69%, 08/02/24 (Call 08/02/23)(b)(c)	200	197,304
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	200	193,510
2.90%, 03/03/21 (Call 02/03/21)	240	236,366
4.00%, 05/01/25 (Call 03/01/25)	200	198,674
SVB Financial Group, 3.50%, 01/29/25	270	259,203
Svenska Handelsbanken AB
1.88%, 09/07/21	250	238,733
2.40%, 10/01/20	250	244,923
2.45%, 03/30/21	250	243,778
3.35%, 05/24/21	250	248,365
3.90%, 11/20/23	250	249,875
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	244,603
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	115	108,731
Toronto-Dominion Bank (The)
1.80%, 07/13/21	575	551,954
2.13%, 04/07/21	875	850,167
2.50%, 12/14/20	375	369,240
2.55%, 01/25/21	275	270,702
3.00%, 06/11/20	250	249,117
3.15%, 09/17/20	200	199,508
3.25%, 06/11/21	200	199,304
3.50%, 07/19/23	100	99,621
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	250	244,648
2.95%, 07/15/22 (Call 06/15/22)	486	474,530
3.10%, 04/27/26 (Call 03/27/26)	385	359,983
3.60%, 09/11/24 (Call 08/11/24)	275	269,390
3.70%, 01/30/24 (Call 12/29/23)	175	175,453
3.90%, 04/26/28 (Call 03/24/28)	150	149,075
4.13%, 05/24/21 (Call 04/23/21)	125	126,993
Series V, 2.38%, 07/22/26 (Call 06/22/26)	315	281,903
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	160,751
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	93,945
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	235,668
2.85%, 01/23/23 (Call 12/23/22)	350	339,748
3.10%, 05/21/21 (Call 05/21/20)(b)(c)	300	298,737
UBS AG/Stamford CT, 2.35%, 03/26/20	500	492,980
Wells Fargo & Co.
2.10%, 07/26/21	875	839,571
2.50%, 03/04/21	940	916,566
2.55%, 12/07/20	635	620,839
2.60%, 07/22/20	899	886,360
3.00%, 02/19/25	600	561,828
3.00%, 04/22/26	595	547,275
3.00%, 10/23/26	825	753,340
3.07%, 01/24/23 (Call 01/24/22)	275	266,266

286

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24	$500	$478,320
3.50%, 03/08/22	400	394,784
3.55%, 09/29/25	700	671,804
3.58%, 05/22/28 (Call 05/22/27)(b)(c)	460	434,746
4.10%, 06/03/26	685	661,073
4.30%, 07/22/27	275	266,150
4.48%, 01/16/24	300	303,108
4.60%, 04/01/21	450	458,995
Series M, 3.45%, 02/13/23	475	463,310
Series N, 2.15%, 01/30/20	600	592,116
Wells Fargo Bank N.A.
2.15%, 12/06/19	500	495,175
2.40%, 01/15/20	250	247,765
2.60%, 01/15/21	250	244,845
3.63%, 10/22/21 (Call 09/21/21)	250	249,787
Westpac Banking Corp.
2.00%, 08/19/21	250	239,663
2.10%, 05/13/21	455	439,962
2.15%, 03/06/20	275	271,279
2.30%, 05/26/20	100	98,576
2.50%, 06/28/22	300	288,366
2.60%, 11/23/20	350	344,802
2.65%, 01/25/21	100	98,407
2.70%, 08/19/26	250	227,140
2.75%, 01/11/23	250	240,793
2.80%, 01/11/22	125	122,015
2.85%, 05/13/26	310	285,677
3.05%, 05/15/20	250	248,977
3.35%, 03/08/27	350	332,244
3.40%, 01/25/28	165	156,613
3.65%, 05/15/23	275	274,178

		200,347,591
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(d)	1,400	1,320,648
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	145	136,834
2.65%, 02/01/21 (Call 01/01/21)	1,465	1,435,685
3.30%, 02/01/23 (Call 12/01/22)	1,450	1,402,976
3.70%, 02/01/24	600	582,468
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,000	948,700
3.50%, 01/12/24 (Call 12/12/23)	55	53,045
4.00%, 04/13/28 (Call 01/13/28)	775	741,838
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	146,726
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	125	122,328
Coca-Cola Co.(The)
1.55%, 09/01/21	300	288,537
1.88%, 10/27/20	300	293,154
2.25%, 09/01/26	165	149,162
2.45%, 11/01/20	200	197,594
2.50%, 04/01/23	25	24,173
2.55%, 06/01/26	125	115,701
2.88%, 10/27/25	325	309,325
2.90%, 05/25/27	100	94,073
3.15%, 11/15/20	69	69,009
3.20%, 11/01/23	345	342,219
3.30%, 09/01/21	255	256,272

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	$250	$240,042
3.20%, 02/15/23 (Call 01/15/23)	175	169,283
3.60%, 02/15/28 (Call 11/15/27)	25	23,008
3.70%, 12/06/26 (Call 09/06/26)	565	531,258
4.25%, 05/01/23	25	25,105
4.40%, 11/15/25 (Call 09/15/25)	25	24,956
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	144,041
3.50%, 09/18/23 (Call 08/18/23)	200	199,180
3.88%, 05/18/28 (Call 02/18/28)	200	200,210
Diageo Investment Corp., 2.88%, 05/11/22	325	318,500
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	280	240,439
3.13%, 12/15/23 (Call 10/15/23)	250	233,787
3.55%, 05/25/21(d)	290	287,871
4.06%, 05/25/23 (Call 04/25/23)(d)	130	128,190
4.42%, 05/25/25 (Call 03/25/25)(d)	120	118,429
4.60%, 05/25/28 (Call 02/25/28)(d)	410	401,972
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	650	622,784
3.00%, 07/15/26 (Call 04/15/26)	340	302,879
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	500	491,680
2.25%, 05/02/22 (Call 04/02/22)	400	386,548
2.38%, 10/06/26 (Call 07/06/26)	390	353,024
2.75%, 03/05/22	400	393,088
2.75%, 03/01/23	20	19,439
2.75%, 04/30/25 (Call 01/30/25)	125	118,148
2.85%, 02/24/26 (Call 11/24/25)	350	330,071
3.00%, 08/25/21	201	200,699
3.10%, 07/17/22 (Call 05/17/22)	50	49,546
3.13%, 11/01/20	200	199,952
3.60%, 03/01/24 (Call 12/01/23)	400	401,148

		16,185,744
Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	180	172,447
2.13%, 05/01/20 (Call 04/01/20)	300	295,071
2.20%, 05/11/20	100	98,407
2.60%, 08/19/26 (Call 05/19/26)	340	304,473
2.65%, 05/11/22 (Call 04/11/22)	215	207,654
3.13%, 05/01/25 (Call 02/01/25)	25	23,682
3.45%, 10/01/20	15	14,993
3.63%, 05/22/24 (Call 02/22/24)	400	392,668
3.88%, 11/15/21 (Call 08/15/21)	500	503,765
4.10%, 06/15/21 (Call 03/15/21)	200	202,926
4.50%, 03/15/20	200	202,976
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	98,805
4.00%, 06/23/25 (Call 03/23/25)	120	115,600
Biogen Inc.
2.90%, 09/15/20	355	350,697
3.63%, 09/15/22	75	74,814
4.05%, 09/15/25 (Call 06/15/25)	425	419,679
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	168,145
Celgene Corp.
2.25%, 08/15/21	200	191,980
2.88%, 08/15/20	150	148,152
3.25%, 08/15/22	260	252,262

287

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.25%, 02/20/23 (Call 01/20/23)	$25	$24,146
3.45%, 11/15/27 (Call 08/15/27)	50	45,178
3.55%, 08/15/22	200	196,956
3.63%, 05/15/24 (Call 02/15/24)	380	366,476
3.88%, 08/15/25 (Call 05/15/25)	515	493,349
3.90%, 02/20/28 (Call 11/20/27)	275	255,241
3.95%, 10/15/20	245	246,387
4.00%, 08/15/23	250	248,068
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	161,830
2.55%, 09/01/20	600	591,822
2.95%, 03/01/27 (Call 12/01/26)(a)	170	155,747
3.25%, 09/01/22 (Call 07/01/22)	205	202,589
3.50%, 02/01/25 (Call 11/01/24)	400	388,840
3.65%, 03/01/26 (Call 12/01/25)	525	509,633
3.70%, 04/01/24 (Call 01/01/24)	474	469,459
4.50%, 04/01/21 (Call 01/01/21)	100	102,322

		8,697,239
Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	100	98,699
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	25	24,492
3.75%, 12/01/21 (Call 09/01/21)	200	200,256
3.90%, 02/14/26 (Call 11/14/25)	100	97,014
4.25%, 03/01/21	36	36,513
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	75,203
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	250	226,580
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	49,555
4.38%, 04/01/26 (Call 01/01/26)	115	113,305
4.45%, 04/01/25 (Call 01/01/25)	250	248,690
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	200	197,974
4.20%, 12/01/24 (Call 09/01/24)	250	244,645

		1,612,926
Chemicals — 0.4%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	250	246,045
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	150	148,650
Cabot Corp., 3.70%, 07/15/22	130	128,409
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	85	86,413
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	320	310,032
3.50%, 10/01/24 (Call 07/01/24)	240	230,419
4.13%, 11/15/21 (Call 08/15/21)	145	146,391
4.25%, 11/15/20 (Call 08/15/20)	430	434,339
4.55%, 11/30/25 (Call 09/30/25)(d)	25	25,060
4.80%, 11/30/28 (Call 08/30/28)(d)	50	50,103
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	200	201,684
4.73%, 11/15/28 (Call 08/15/28)	200	202,716
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	61	60,555
3.60%, 08/15/22 (Call 05/15/22)	345	342,720
3.80%, 03/15/25 (Call 12/15/24)	125	120,581
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	90	89,428

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	$25	$25,024
LYB International Finance BV, 4.00%, 07/15/23	50	49,604
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	165	149,751
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	265,717
6.00%, 11/15/21 (Call 08/17/21)	425	446,671
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	192,384
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	250	248,662
4.05%, 11/15/27 (Call 08/15/27)	70	66,483
4.25%, 11/15/23 (Call 08/15/23)	200	200,524
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	138,744
3.15%, 10/01/22 (Call 07/01/22)	150	145,218
3.50%, 06/01/23 (Call 03/01/23)	125	122,511
3.63%, 03/15/24 (Call 12/15/23)	200	193,900
4.00%, 12/15/26 (Call 09/15/26)	150	144,520
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	75	73,538
3.60%, 11/15/20	200	200,932
3.75%, 03/15/28 (Call 12/15/27)	100	94,657
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	95,523
2.65%, 02/05/25 (Call 11/05/24)	70	65,410
2.70%, 02/21/23 (Call 11/21/22)	75	72,712
3.00%, 09/01/21	100	99,121
3.20%, 01/30/26 (Call 10/30/25)	50	48,243
4.05%, 03/15/21	100	101,657
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	100	93,418
Sherwin-Williams Co. (The)
2.25%, 05/15/20	200	195,830
2.75%, 06/01/22 (Call 05/01/22)	385	369,061
3.45%, 06/01/27 (Call 03/01/27)	200	183,376
4.20%, 01/15/22 (Call 10/15/21)	175	176,447
Syngenta Finance NV, 3.13%, 03/28/22	400	380,820
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	375	344,242

		7,808,245
Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	440	433,800
3.38%, 09/15/25 (Call 06/15/25)	190	186,829
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	475	477,779
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	120	114,838
2.70%, 11/01/26 (Call 08/01/26)	250	229,040
3.25%, 01/14/23 (Call 11/14/22)	315	310,395
3.25%, 12/01/27 (Call 09/01/27)	50	47,242
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	48,210
3.30%, 12/15/22 (Call 09/15/22)	200	193,912
3.95%, 06/15/23 (Call 05/15/23)	50	49,564
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	175	173,068
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	265	252,275
4.50%, 09/01/22 (Call 06/01/22)	50	51,075
4.88%, 02/15/24 (Call 11/15/23)	300	312,192
5.50%, 09/01/20	170	175,498

288

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	$545	$504,850
3.30%, 08/14/20 (Call 07/14/20)	85	84,691
4.00%, 06/15/25 (Call 03/15/25)	25	25,028
Total System Services Inc.
4.00%, 06/01/23 (Call 05/01/23)	50	49,877
4.80%, 04/01/26 (Call 01/01/26)	165	165,693
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	246,605
5.80%, 05/01/21	105	110,021
Western Union Co. (The)
4.25%, 06/09/23 (Call 05/09/23)	50	49,655
5.25%, 04/01/20	66	67,308

		4,359,445
Computers — 0.9%
Apple Inc.
1.55%, 02/07/20	200	196,772
1.55%, 08/04/21 (Call 07/04/21)	515	493,349
1.90%, 02/07/20	100	98,845
2.00%, 11/13/20	600	588,108
2.15%, 02/09/22	300	289,137
2.25%, 02/23/21 (Call 01/23/21)	705	691,126
2.30%, 05/11/22 (Call 04/11/22)	200	193,282
2.40%, 01/13/23 (Call 12/13/22)	250	239,603
2.40%, 05/03/23	415	395,615
2.45%, 08/04/26 (Call 05/04/26)	30	27,272
2.50%, 02/09/22 (Call 01/09/22)	390	380,667
2.50%, 02/09/25	185	172,555
2.70%, 05/13/22	700	685,006
2.75%, 01/13/25 (Call 11/13/24)	265	250,971
2.85%, 05/06/21	650	645,255
2.85%, 02/23/23 (Call 12/23/22)	700	681,912
2.90%, 09/12/27 (Call 06/12/27)	525	485,830
3.00%, 02/09/24 (Call 12/09/23)	5	4,846
3.20%, 05/13/25	600	580,824
3.20%, 05/11/27 (Call 02/11/27)	495	470,329
3.25%, 02/23/26 (Call 11/23/25)	685	657,716
3.35%, 02/09/27 (Call 11/09/26)	330	317,199
3.45%, 05/06/24	727	719,875
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(d)	950	950,342
5.45%, 06/15/23 (Call 04/15/23)(d)	925	944,841
6.02%, 06/15/26 (Call 03/15/26)(d)	645	653,069
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	175	172,006
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	750	749,625
4.40%, 10/15/22 (Call 08/15/22)	315	320,109
4.90%, 10/15/25 (Call 07/15/25)	420	423,074
HP Inc., 4.05%, 09/15/22	164	165,112
IBM Credit LLC
1.80%, 01/20/21	100	96,661
2.65%, 02/05/21	200	196,642
3.00%, 02/06/23	100	96,846
3.60%, 11/30/21	100	100,060
International Business Machines Corp.
1.63%, 05/15/20	350	341,817
1.88%, 08/01/22	300	280,818
2.88%, 11/09/22	450	434,966
2.90%, 11/01/21	350	343,585
3.38%, 08/01/23	400	392,156

Security	Par (000)	Value

Computers (continued)
3.45%, 02/19/26(a)	$250	$238,663
3.63%, 02/12/24	300	295,143
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	72	67,365
3.38%, 06/15/21 (Call 04/15/21)	60	59,350
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	72,026
4.75%, 06/01/23	375	356,978
4.75%, 01/01/25	75	69,026
4.88%, 03/01/24 (Call 01/01/24)	250	234,808
4.88%, 06/01/27 (Call 03/01/27)	100	88,504

		17,409,686
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	239,707
2.30%, 05/03/22	200	193,588
2.45%, 11/15/21	200	196,156
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	86,538
3.15%, 03/15/27 (Call 12/15/26)	155	147,464
Procter & Gamble Co. (The)
1.70%, 11/03/21	210	201,682
1.90%, 10/23/20	250	244,530
2.30%, 02/06/22	625	609,794
2.45%, 11/03/26	150	137,927
2.70%, 02/02/26	160	150,589
2.85%, 08/11/27	250	235,447
Unilever Capital Corp.
1.38%, 07/28/21	250	237,685
2.00%, 07/28/26	250	219,800
2.20%, 05/05/22 (Call 04/05/22)	250	239,280
2.90%, 05/05/27 (Call 02/05/27)	250	232,615
3.00%, 03/07/22	100	98,552
3.25%, 03/07/24 (Call 02/07/24)	100	98,276
3.50%, 03/22/28 (Call 12/22/27)	100	96,718
4.25%, 02/10/21	250	254,927

		3,921,275
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (Call 10/23/27)	200	176,568
3.95%, 02/01/22 (Call 01/01/22)	400	395,572
4.13%, 07/03/23 (Call 06/03/23)	325	319,052
4.25%, 07/01/20	250	250,985
4.45%, 10/01/25 (Call 08/01/25)	150	143,363
4.50%, 05/15/21	300	301,626
4.63%, 10/30/20	350	353,132
5.00%, 10/01/21	150	153,016
Affiliated Managers Group Inc.
3.50%, 08/01/25	150	143,676
4.25%, 02/15/24	100	100,907
Air Lease Corp.
2.13%, 01/15/20	140	137,704
2.50%, 03/01/21	201	195,107
2.63%, 07/01/22 (Call 06/01/22)	165	156,281
2.75%, 01/15/23 (Call 12/15/22)	200	188,736
3.00%, 09/15/23 (Call 07/15/23)	170	158,829
3.25%, 03/01/25 (Call 01/01/25)	50	45,761
3.38%, 06/01/21 (Call 05/01/21)	110	108,214
3.50%, 01/15/22	25	24,564

289

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 04/01/27 (Call 01/01/27)	$80	$71,060
3.63%, 12/01/27 (Call 09/01/27)	100	88,688
3.75%, 02/01/22 (Call 12/01/21)	50	49,559
3.88%, 07/03/23 (Call 06/03/23)	250	244,162
4.25%, 09/15/24 (Call 06/15/24)	175	171,985
4.63%, 10/01/28 (Call 07/01/28)	50	47,753
4.75%, 03/01/20	150	151,871
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	450	433,408
4.40%, 09/25/23 (Call 08/25/23)	50	49,100
5.50%, 02/15/22	125	127,981
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	550	524,348
2.65%, 12/02/22	800	764,264
3.38%, 05/17/21 (Call 04/17/21)	450	447,385
3.63%, 12/05/24 (Call 11/04/24)	150	145,914
3.70%, 11/05/21 (Call 10/05/21)	200	199,976
4.20%, 11/06/25 (Call 10/06/25)	350	350,801
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	805	780,230
2.38%, 05/26/20 (Call 04/25/20)	560	551,981
2.70%, 03/03/22 (Call 01/31/22)	285	276,704
3.30%, 05/03/27 (Call 04/03/27)	150	142,644
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	145	132,487
4.00%, 10/15/23	200	202,176
5.30%, 03/15/20	240	245,741
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	232,605
4.25%, 06/02/26 (Call 03/02/26)	100	97,086
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,769
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	96,349
3.00%, 03/10/25 (Call 12/10/24)	80	76,089
3.20%, 03/02/27 (Call 12/02/26)	215	203,070
3.20%, 01/25/28 (Call 10/25/27)	125	117,194
3.25%, 05/21/21 (Call 04/21/21)	235	234,363
3.55%, 02/01/24 (Call 01/01/24)	25	24,850
3.85%, 05/21/25 (Call 03/21/25)	250	250,550
4.45%, 07/22/20	300	305,793
CME Group Inc.
3.00%, 09/15/22	250	246,502
3.00%, 03/15/25 (Call 12/15/24)	215	205,940
3.75%, 06/15/28 (Call 03/15/28)	25	24,749
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	142,019
3.85%, 11/21/22	325	320,752
3.95%, 11/06/24 (Call 08/06/24)	200	195,364
4.10%, 02/09/27 (Call 11/09/26)	85	79,058
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	90	86,840
4.50%, 06/20/28 (Call 03/20/28)	250	245,217
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	250	236,165
Franklin Resources Inc.
2.80%, 09/15/22	250	242,350
2.85%, 03/30/25	100	93,787
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	766	728,566
3.37%, 11/15/25	550	474,182
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	144,596

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	$400	$395,224
3.10%, 09/15/27 (Call 06/15/27)	125	117,393
3.45%, 09/21/23 (Call 08/21/23)	50	49,451
3.75%, 12/01/25 (Call 09/01/25)	365	362,226
4.00%, 10/15/23	190	193,131
International Lease Finance Corp.
4.63%, 04/15/21	25	25,250
5.88%, 08/15/22	150	156,481
8.25%, 12/15/20	200	215,170
8.63%, 01/15/22	100	112,025
Invesco Finance PLC
3.13%, 11/30/22	150	145,577
4.00%, 01/30/24	230	227,488
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	175	174,543
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	225	231,082
Jefferies Group LLC
5.13%, 01/20/23	140	143,100
6.88%, 04/15/21	250	266,000
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	250	238,260
Lazard Group LLC
3.75%, 02/13/25	280	267,282
4.50%, 09/19/28 (Call 06/19/28)	100	97,550
Legg Mason Inc., 4.75%, 03/15/26	35	35,279
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	165	156,103
3.38%, 04/01/24	215	213,129
3.50%, 02/26/28 (Call 11/26/27)	70	68,578
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	150	143,474
4.25%, 06/01/24 (Call 03/01/24)	175	175,766
5.55%, 01/15/20	180	184,232
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	200	195,594
2.40%, 04/25/22 (Call 03/25/22)	100	96,281
2.70%, 02/15/23 (Call 12/15/22)	200	192,860
3.05%, 02/15/22 (Call 11/15/21)	200	197,446
3.25%, 11/01/25 (Call 08/01/25)	160	155,613
3.40%, 11/15/23 (Call 08/15/23)	150	148,154
3.40%, 02/07/28 (Call 11/07/27)	250	240,360
3.90%, 11/01/28 (Call 08/01/28)	100	99,760
Nomura Holdings Inc., 6.70%, 03/04/20	325	337,776
ORIX Corp.
2.90%, 07/18/22	65	62,926
3.25%, 12/04/24	330	314,774
Raymond James Financial Inc., 3.63%, 09/15/26	150	141,393
Stifel Financial Corp.
3.50%, 12/01/20	20	19,836
4.25%, 07/18/24	195	193,990
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	225	191,547
3.95%, 12/01/27 (Call 09/01/27)	20	16,885
4.25%, 08/15/24 (Call 05/15/24)	300	275,601
4.50%, 07/23/25 (Call 04/23/25)	350	319,749
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	440	431,178
3.30%, 04/01/27 (Call 01/01/27)	35	32,787
3.75%, 04/01/24 (Call 03/01/24)	200	200,012

290

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	$10	$9,571
2.20%, 12/14/20 (Call 11/14/20)	680	667,379
2.75%, 09/15/27 (Call 06/15/27)	110	101,828
2.80%, 12/14/22 (Call 10/14/22)	695	678,890
3.15%, 12/14/25 (Call 09/14/25)	527	509,240

		24,907,340
Electric — 1.5%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	275	262,875
3.95%, 06/01/28 (Call 03/01/28)(d)	25	24,705
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	155	145,857
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	125	122,626
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	170,016
3.80%, 05/15/28 (Call 02/15/28)	25	24,954
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	75	69,338
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	169,918
Series I, 3.65%, 12/01/21	25	25,001
Series J, 4.30%, 12/01/28 (Call 09/01/28)	100	99,942
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	133,876
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	50	50,254
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	62	58,623
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	130	128,661
3.75%, 11/15/23 (Call 08/15/23)	70	70,292
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	400	403,156
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	150	144,263
2.25%, 08/01/22 (Call 05/01/22)	100	95,487
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	200	187,022
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	35	33,122
3.85%, 02/01/24 (Call 01/01/24)	50	49,685
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	145	136,417
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	200	196,848
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	160	149,539
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	80	79,377
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	100,422
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	49,049
3.38%, 08/15/23 (Call 05/15/23)	225	223,706
3.80%, 11/15/28 (Call 08/15/28)	175	174,450
Dominion Energy Inc.
2.50%, 12/01/19 (Call 12/17/18)	300	299,133
3.90%, 10/01/25 (Call 07/01/25)	125	122,274
4.45%, 03/15/21	200	206,416
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	241,685
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	109,793
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	270	270,340
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	54,404
2.85%, 10/01/26 (Call 07/01/26)	200	181,672
3.80%, 03/15/27 (Call 12/15/26)	100	97,003

Security	Par (000)	Value

Electric (continued)
Series B, 3.30%, 06/15/22 (Call 04/15/22)	$225	$221,974
Series D, 3.70%, 08/01/23 (Call 07/01/23)	40	39,850
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	325	312,224
2.95%, 12/01/26 (Call 09/01/26)	60	56,687
3.05%, 03/15/23 (Call 02/15/23)	250	245,555
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	255	242,474
2.65%, 09/01/26 (Call 06/01/26)	190	169,486
3.05%, 08/15/22 (Call 05/15/22)	225	219,323
3.15%, 08/15/27 (Call 05/15/27)	150	137,690
3.55%, 09/15/21 (Call 06/15/21)	175	174,463
3.75%, 04/15/24 (Call 01/15/24)	255	252,547
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	175	174,036
Duke Energy Indiana LLC, 3.75%, 07/15/20	75	75,489
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	97,780
3.00%, 09/15/21 (Call 06/15/21)	150	148,407
3.25%, 08/15/25 (Call 05/15/25)	215	208,318
3.38%, 09/01/23 (Call 08/01/23)	25	24,813
3.70%, 09/01/28 (Call 06/01/28)	40	39,350
Edison International
2.13%, 04/15/20	250	242,222
2.40%, 09/15/22 (Call 08/15/22)	265	245,329
2.95%, 03/15/23 (Call 01/15/23)	250	233,512
4.13%, 03/15/28 (Call 12/15/27)	100	93,674
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	250	242,085
3.55%, 06/15/26 (Call 03/15/26)	325	306,098
Enel Chile SA, 4.88%, 06/12/28	25	24,477
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	75	73,138
3.70%, 06/01/24 (Call 03/01/24)	275	274,095
3.75%, 02/15/21 (Call 11/15/20)	200	201,156
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	255	231,275
4.00%, 07/15/22 (Call 05/15/22)	355	358,621
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	21,677
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	26,940
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	50,683
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	72,938
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	69,980
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	330	324,865
3.40%, 04/15/26 (Call 01/15/26)	125	117,223
3.50%, 06/01/22 (Call 05/01/22)	300	290,904
3.95%, 06/15/25 (Call 03/15/25)	300	295,041
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	173,789
3.40%, 03/15/22 (Call 02/15/22)	150	147,859
4.00%, 10/01/20 (Call 07/01/20)	47	47,117
4.25%, 06/15/22 (Call 03/15/22)	305	307,345
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	170	164,349
Series B, 3.90%, 07/15/27 (Call 04/15/27)	335	320,642
Series B, 4.25%, 03/15/23 (Call 12/15/22)	200	201,090
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	150	148,422
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	115	103,857

291

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	$175	$161,432
4.25%, 12/01/19	100	100,972
Series C, 2.00%, 09/08/20	128	124,451
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	100	97,195
4.10%, 09/26/28 (Call 06/26/28)	100	99,835
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,757
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	109,824
3.25%, 06/30/26 (Call 03/30/26)	60	56,092
3.35%, 11/15/27 (Call 08/15/27)(a)	250	233,697
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	50	49,951
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	200	200,568
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	180	179,692
Nevada Power Co., Series BB, 2.75%, 04/15/20	150	149,029
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	300	283,047
4.50%, 06/01/21 (Call 03/01/21)	100	101,765
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	195,064
2.20%, 08/15/20 (Call 07/15/20)	220	216,154
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,807
3.20%, 05/15/27 (Call 02/15/27)	170	162,001
Ohio Power Co., Series M, 5.38%, 10/01/21	150	157,563
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	100	97,883
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)(d)	55	54,681
4.10%, 06/01/22 (Call 03/01/22)	25	25,501
7.00%, 09/01/22	225	254,473
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	150	132,714
3.40%, 08/15/24 (Call 05/15/24)	260	227,357
3.50%, 10/01/20 (Call 07/01/20)	375	357,491
3.75%, 02/15/24 (Call 11/15/23)	200	178,560
4.25%, 05/15/21 (Call 02/15/21)	100	94,908
4.25%, 08/01/23 (Call 07/01/23)(d)	100	92,554
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	147,844
3.85%, 06/15/21 (Call 03/15/21)	100	101,118
Pinnacle West Capital Corp., 2.25%, 11/30/20	250	242,912
PNM Resources Inc., 3.25%, 03/09/21	100	98,686
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	150	149,671
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	250	230,537
3.95%, 03/15/24 (Call 12/15/23)	200	199,300
4.20%, 06/15/22 (Call 03/15/22)	100	100,660
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	148,323
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	155	152,356
4.40%, 01/15/21 (Call 10/15/20)	175	177,536
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	245,592
3.85%, 06/01/23 (Call 05/01/23)	250	247,205
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	100	99,284

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	$175	$174,358
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,079
2.25%, 09/15/26 (Call 06/15/26)	200	179,994
2.38%, 05/15/23 (Call 02/15/23)	175	167,258
3.00%, 05/15/27 (Call 02/15/27)	100	94,160
3.25%, 09/01/23 (Call 08/01/23)	250	247,425
3.70%, 05/01/28 (Call 02/01/28)	25	24,792
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	335	320,304
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	230,112
3.00%, 08/15/21	120	118,532
Sempra Energy
2.40%, 02/01/20	45	44,294
2.40%, 03/15/20 (Call 02/15/20)	110	108,149
2.88%, 10/01/22 (Call 07/01/22)	125	119,484
2.90%, 02/01/23 (Call 01/01/23)	125	119,400
3.25%, 06/15/27 (Call 03/15/27)	200	183,520
3.40%, 02/01/28 (Call 10/01/27)	225	205,130
3.55%, 06/15/24 (Call 03/15/24)	50	48,275
3.75%, 11/15/25 (Call 08/15/25)	150	144,527
4.05%, 12/01/23 (Call 09/01/23)	100	99,143
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	274,091
Southern California Edison Co., Series D, 3.40%, 06/01/23 (Call 05/01/23)	220	214,491
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	475	458,479
2.75%, 06/15/20 (Call 05/15/20)	563	555,720
2.95%, 07/01/23 (Call 05/01/23)	275	263,277
3.25%, 07/01/26 (Call 04/01/26)	250	231,427
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	75	73,781
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	100	98,162
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	200	196,968
TECO Finance Inc., 5.15%, 03/15/20	225	228,782
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	300	290,916
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	94,559
UIL Holdings Corp., 4.63%, 10/01/20	120	122,162
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	175	173,719
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	98,314
3.45%, 02/15/24 (Call 11/15/23)	250	247,160
Series A, 3.10%, 05/15/25 (Call 02/15/25)	250	240,160
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	244,382
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	72,393
Series A, 3.80%, 04/01/28 (Call 01/01/28)	50	49,368
Series B, 2.95%, 11/15/26 (Call 08/15/26)	75	70,081
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	120,673
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	130	122,677
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	197,562
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	159,280
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	195,670
3.30%, 06/01/25 (Call 12/01/24)	85	81,864

292

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.35%, 12/01/26 (Call 06/01/26)	$275	$262,182
4.70%, 05/15/20 (Call 11/15/19)	150	151,800

		28,515,148
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	275	265,215
3.15%, 06/01/25 (Call 03/01/25)	125	120,298
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	94,766
3.50%, 02/15/28 (Call 11/15/27)	190	175,703

		655,982
Electronics — 0.3%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	248,982
5.00%, 07/15/20	100	102,417
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	300	296,958
4.00%, 02/01/22 (Call 11/01/21)	50	50,563
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	145	134,344
3.50%, 04/01/22 (Call 02/01/22)	100	97,863
4.00%, 04/01/25 (Call 01/01/25)	200	192,714
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	25	24,197
4.88%, 12/01/22	175	177,354
5.88%, 06/15/20	150	154,804
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	135	131,919
4.25%, 08/15/20	50	50,720
Flex Ltd.
4.63%, 02/15/20	250	251,140
5.00%, 02/15/23	150	148,531
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	200	194,184
3.15%, 06/15/26 (Call 03/15/26)	305	282,464
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	475	455,587
2.50%, 11/01/26 (Call 08/01/26)	245	224,746
3.35%, 12/01/23	150	149,890
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	89,957
4.70%, 09/15/22	120	120,878
5.63%, 12/15/20	275	282,378
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	250	250,587
4.60%, 04/06/27 (Call 01/06/27)	100	99,634
Legrand France SA, 8.50%, 02/15/25	115	140,501
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	225	230,209
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	90	84,537
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	25	24,884
4.90%, 06/15/28 (Call 03/15/28)	25	24,497
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	45,864
3.70%, 02/15/26 (Call 11/15/25)	140	135,558

		4,898,861

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	$25	$23,128
3.20%, 03/15/25 (Call 12/15/24)	215	206,142
3.38%, 11/15/27 (Call 08/15/27)	65	61,374
3.55%, 06/01/22 (Call 03/01/22)	200	198,596
3.95%, 05/15/28 (Call 02/15/28)	100	98,481
4.75%, 05/15/23 (Call 02/15/23)	150	155,935
5.00%, 03/01/20	150	152,826
5.25%, 11/15/21	145	151,858
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	50	50,395
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	150	142,002
2.90%, 09/15/22 (Call 06/15/22)	65	63,274
3.15%, 11/15/27 (Call 08/15/27)	165	154,900
3.50%, 05/15/24 (Call 02/15/24)	250	246,370
4.60%, 03/01/21 (Call 12/01/20)	125	127,714

		1,832,995
Food — 0.6%
Campbell Soup Co.
3.30%, 03/15/21	250	247,162
3.30%, 03/19/25 (Call 12/19/24)	150	136,446
3.65%, 03/15/23 (Call 02/15/23)	100	96,509
3.95%, 03/15/25 (Call 01/15/25)	275	260,774
4.15%, 03/15/28 (Call 12/15/27)	200	185,372
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	60	58,106
4.30%, 05/01/24 (Call 04/01/24)	150	149,273
4.85%, 11/01/28 (Call 08/01/28)	30	29,776
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	250	238,007
3.20%, 04/16/21	55	54,426
3.20%, 02/10/27 (Call 11/10/26)	105	94,913
3.65%, 02/15/24 (Call 11/15/23)	250	246,490
4.00%, 04/17/25 (Call 02/17/25)	275	268,026
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	150	135,342
2.90%, 05/15/20	40	39,873
3.10%, 05/15/21	100	99,666
3.38%, 05/15/23 (Call 04/15/23)	100	99,743
4.13%, 12/01/20	250	254,030
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	100,923
4.63%, 11/01/20	50	50,993
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,095
3.50%, 03/15/25	500	474,820
Kellogg Co.
2.65%, 12/01/23	250	234,072
3.25%, 05/14/21	195	193,436
3.25%, 04/01/26	165	152,919
3.40%, 11/15/27 (Call 08/15/27)	100	91,540
4.00%, 12/15/20	170	172,162
4.30%, 05/15/28 (Call 02/15/28)	150	146,558
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	325	321,623
3.00%, 06/01/26 (Call 03/01/26)	290	256,392
3.38%, 06/15/21	175	173,906
3.50%, 06/06/22	600	590,070
3.50%, 07/15/22 (Call 05/15/22)	200	196,092
3.95%, 07/15/25 (Call 04/15/25)	405	389,063

293

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.00%, 06/15/23 (Call 05/15/23)	$150	$148,002
4.63%, 01/30/29 (Call 10/30/28)	100	97,136
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	97,979
2.65%, 10/15/26 (Call 07/15/26)(a)	250	220,030
2.80%, 08/01/22 (Call 07/01/22)	80	77,187
2.95%, 11/01/21 (Call 10/01/21)	150	146,849
3.30%, 01/15/21 (Call 12/15/20)	325	321,844
3.85%, 08/01/23 (Call 05/01/23)	150	148,958
4.00%, 02/01/24 (Call 11/01/23)	225	223,450
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	110,271
3.40%, 08/15/27 (Call 05/15/27)	250	235,010
Mondelez International Inc.
3.00%, 05/07/20	225	223,803
3.63%, 05/07/23 (Call 04/07/23)	200	197,386
4.13%, 05/07/28 (Call 02/07/28)	220	213,411
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	190	187,120
2.60%, 06/12/22	100	96,074
3.25%, 07/15/27 (Call 04/15/27)	225	208,712
3.30%, 07/15/26 (Call 04/15/26)	185	173,826
3.55%, 03/15/25 (Call 01/15/25)	250	241,742
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	375	347,014
3.95%, 08/15/24 (Call 05/15/24)	297	293,157
4.50%, 06/15/22 (Call 03/15/22)	400	406,520

		10,728,079
Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	101,016
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	425	431,677
Georgia-Pacific LLC, 8.00%, 01/15/24	165	195,639
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	250	224,870
3.65%, 06/15/24 (Call 03/15/24)	350	347,245
4.75%, 02/15/22 (Call 11/15/21)	175	180,868

		1,481,315
Gas — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	15	14,054
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	150	147,843
4.00%, 04/01/28 (Call 01/01/28)	250	247,385
4.50%, 01/15/21 (Call 10/15/20)	145	146,995
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	49,583
2.80%, 11/15/20 (Call 10/15/20)	400	392,960
3.60%, 12/15/24 (Call 09/15/24)	175	171,055
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	300	290,829
4.75%, 09/01/28 (Call 06/01/28)	50	48,363
5.20%, 07/15/25 (Call 04/15/25)	125	126,342
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	395	372,457
3.65%, 06/15/23 (Call 05/15/23)(d)	50	49,423
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	24,798
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	38	34,924

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	$150	$140,265
3.50%, 09/15/21 (Call 06/15/21)	35	34,645
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	48,560

		2,340,481
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	96,957
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	48,455
3.40%, 12/01/21 (Call 09/01/21)	155	154,456
4.25%, 11/15/28 (Call 08/15/28)	50	50,159

		350,027
Health Care - Products — 0.6%
Abbott Laboratories
2.55%, 03/15/22	250	241,612
2.80%, 09/15/20 (Call 08/15/20)	145	143,244
2.90%, 11/30/21 (Call 10/30/21)	65	63,473
2.95%, 03/15/25 (Call 12/15/24)	200	188,850
3.40%, 11/30/23 (Call 09/30/23)	333	327,372
3.75%, 11/30/26 (Call 08/30/26)	365	356,857
3.88%, 09/15/25 (Call 06/15/25)	45	44,955
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	255	229,661
Becton Dickinson and Co.
2.68%, 12/15/19	250	247,832
2.89%, 06/06/22 (Call 05/06/22)	225	216,743
3.13%, 11/08/21	350	344,732
3.25%, 11/12/20	375	372,154
3.36%, 06/06/24 (Call 04/06/24)	240	228,871
3.70%, 06/06/27 (Call 03/06/27)	375	349,331
3.73%, 12/15/24 (Call 09/15/24)	383	369,557
Boston Scientific Corp.
3.85%, 05/15/25	175	170,261
4.00%, 03/01/28 (Call 12/01/27)	300	286,416
6.00%, 01/15/20	300	307,953
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	200	197,356
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	50	49,772
Life Technologies Corp., 6.00%, 03/01/20	365	375,362
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	185	177,434
Medtronic Inc.
2.50%, 03/15/20	450	445,954
3.13%, 03/15/22 (Call 12/15/21)	200	196,876
3.15%, 03/15/22	565	556,271
3.50%, 03/15/25	575	563,028
3.63%, 03/15/24 (Call 12/15/23)	250	248,247
4.13%, 03/15/21 (Call 12/15/20)	300	303,972
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	555	545,243
3.38%, 05/15/24 (Call 02/15/24)	125	121,980
3.38%, 11/01/25 (Call 08/01/25)	145	137,138
3.50%, 03/15/26 (Call 12/15/25)	35	33,258
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	235	213,975
3.00%, 04/15/23 (Call 02/15/23)	170	163,379
3.15%, 01/15/23 (Call 10/15/22)	200	194,456
3.20%, 08/15/27 (Call 05/15/27)	200	184,152
3.60%, 08/15/21 (Call 05/15/21)	200	199,568

294

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.65%, 12/15/25 (Call 09/15/25)	$120	$116,455
4.15%, 02/01/24 (Call 11/01/23)	250	251,115
4.50%, 03/01/21	75	76,322
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	271,681
3.15%, 04/01/22 (Call 02/01/22)	200	195,262
3.38%, 11/30/21 (Call 08/30/21)	100	98,319
3.55%, 04/01/25 (Call 01/01/25)	400	376,872
3.70%, 03/19/23 (Call 02/19/23)	95	93,811

		10,877,132
Health Care - Services — 0.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	180	171,504
2.80%, 06/15/23 (Call 04/15/23)	210	199,101
3.50%, 11/15/24 (Call 08/15/24)	215	207,127
4.13%, 06/01/21 (Call 03/01/21)	125	125,954
Anthem Inc.
2.50%, 11/21/20	75	73,554
2.95%, 12/01/22 (Call 11/01/22)	250	241,457
3.13%, 05/15/22	50	48,949
3.30%, 01/15/23	375	366,577
3.35%, 12/01/24 (Call 10/01/24)	95	91,039
3.50%, 08/15/24 (Call 05/15/24)	280	270,197
3.70%, 08/15/21 (Call 05/15/21)	250	249,725
4.10%, 03/01/28 (Call 12/01/27)	285	276,587
4.35%, 08/15/20	100	101,393
Catholic Health Initiatives, 2.95%, 11/01/22	150	144,147
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	300	268,146
3.25%, 04/15/25 (Call 01/15/25)	245	231,202
4.00%, 02/15/22 (Call 11/15/21)	375	377,542
4.50%, 03/15/21 (Call 12/15/20)	140	142,376
5.13%, 06/15/20	50	51,162
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	200	206,116
Halfmoon Parent Inc.
3.40%, 09/17/21(d)	80	79,406
3.75%, 07/15/23 (Call 06/15/23)(d)	365	359,916
4.13%, 11/15/25 (Call 09/15/25)(d)	45	44,447
4.38%, 10/15/28 (Call 07/15/28)(d)	500	491,485
Howard Hughes Medical Institute, 3.50%, 09/01/23	300	306,582
Humana Inc.
2.50%, 12/15/20	65	63,692
2.90%, 12/15/22 (Call 11/15/22)	55	53,005
3.15%, 12/01/22 (Call 09/01/22)	125	122,135
3.85%, 10/01/24 (Call 07/01/24)	375	369,225
3.95%, 03/15/27 (Call 12/15/26)	150	145,832
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	122,981
3.60%, 02/01/25 (Call 11/01/24)	390	375,476
3.60%, 09/01/27 (Call 06/01/27)	75	70,759
3.75%, 08/23/22 (Call 05/23/22)	300	299,598
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	200	191,690
4.70%, 04/01/21	150	153,792
UnitedHealth Group Inc.
1.95%, 10/15/20	100	97,598
2.13%, 03/15/21	150	145,919
2.38%, 10/15/22	25	23,950
2.70%, 07/15/20	260	258,097
2.88%, 12/15/21	385	379,602

Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 03/15/22 (Call 12/15/21)	$225	$220,698
2.88%, 03/15/23	325	315,451
3.10%, 03/15/26	380	362,022
3.15%, 06/15/21	175	174,244
3.35%, 07/15/22	125	124,313
3.38%, 04/15/27	300	289,530
3.45%, 01/15/27	195	189,427
3.50%, 06/15/23	125	124,741
3.75%, 07/15/25	400	398,852
3.85%, 06/15/28	170	169,713
4.70%, 02/15/21 (Call 11/15/20)	200	205,092

		10,573,125
Holding Companies - Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	50	47,926
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	97,572
3.88%, 01/15/20 (Call 12/15/19)	250	250,597
4.25%, 03/01/25 (Call 01/01/25)	75	70,694
FS Investment Corp., 4.25%, 01/15/20 (Call 12/15/19)	100	99,999

		566,788
Home Builders — 0.0%
DR Horton Inc.
4.00%, 02/15/20	288	288,282
5.75%, 08/15/23 (Call 05/15/23)	100	104,634
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	100	99,225

		492,141
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	46,040
3.80%, 11/15/24 (Call 08/15/24)	100	98,003
Whirlpool Corp., 4.85%, 06/15/21	295	302,003

		446,046
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	247,747
3.15%, 08/01/27 (Call 05/01/27)	60	55,250
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	98,077
3.80%, 11/15/21	300	302,811
3.90%, 05/15/28 (Call 02/15/28)	150	148,142
Kimberly-Clark Corp.
2.75%, 02/15/26	80	74,775
3.05%, 08/15/25	175	168,042
3.95%, 11/01/28 (Call 08/01/28)	90	91,333

		1,186,177
Housewares — 0.1%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	33	32,426
3.85%, 04/01/23 (Call 02/01/23)	215	209,341
3.90%, 11/01/25 (Call 08/01/25)	65	60,587
4.20%, 04/01/26 (Call 01/01/26)	465	442,652
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	175	178,222

		923,228
Insurance — 0.9%
Aflac Inc.
3.63%, 11/15/24	400	392,104
4.00%, 02/15/22	200	202,698
Alleghany Corp., 4.95%, 06/27/22	375	389,587

295

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$200	$192,010
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	133,993
Alterra Finance LLC, 6.25%, 09/30/20	100	104,393
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	150	139,191
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	275	271,860
3.75%, 07/10/25 (Call 04/10/25)	300	283,809
3.90%, 04/01/26 (Call 01/01/26)	360	342,090
4.13%, 02/15/24	225	222,491
4.20%, 04/01/28 (Call 01/01/28)	320	304,630
4.88%, 06/01/22	250	256,195
6.40%, 12/15/20	300	315,495
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)	100	99,649
5.00%, 09/30/20	200	204,994
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	73,518
3.50%, 06/14/24 (Call 03/14/24)	125	121,281
3.88%, 12/15/25 (Call 09/15/25)	200	195,162
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	160	157,579
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	50	50,697
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	250	227,663
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(d)	250	237,215
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	225	212,339
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	400	409,064
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	155	151,929
2.75%, 03/15/23 (Call 01/15/23)	500	484,415
3.13%, 03/15/26 (Call 12/15/25)	525	501,359
3.40%, 01/31/22	200	200,790
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	265	226,058
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	68,545
2.70%, 03/13/23	600	580,056
2.88%, 11/03/22 (Call 09/03/22)	85	83,191
3.35%, 05/03/26 (Call 02/03/26)	45	43,376
Cincinnati Financial Corp., 6.92%, 05/15/28	50	59,930
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	31,960
3.95%, 05/15/24 (Call 02/15/24)	125	122,844
4.50%, 03/01/26 (Call 12/01/25)	270	267,608
5.88%, 08/15/20	75	77,642
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	25	24,962
Fidelity National Financial Inc., 5.50%, 09/01/22	400	419,008
First American Financial Corp., 4.60%, 11/15/24	100	100,725
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	475	495,073
Lincoln National Corp.
3.35%, 03/09/25	75	71,561
3.63%, 12/12/26 (Call 09/15/26)	295	279,433
3.80%, 03/01/28 (Call 12/01/27)	50	47,510
4.20%, 03/15/22	15	15,178
4.85%, 06/24/21	100	102,539
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	295	288,380

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
4.15%, 03/04/26	$430	$429,854
4.90%, 09/17/20	90	92,003
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	90	83,388
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	286,160
2.75%, 01/30/22 (Call 12/30/21)	125	121,408
3.30%, 03/14/23 (Call 01/14/23)	145	141,743
3.50%, 06/03/24 (Call 03/03/24)	250	243,600
MetLife Inc.
3.00%, 03/01/25	190	180,173
3.60%, 04/10/24	200	198,570
3.60%, 11/13/25 (Call 08/13/25)	80	78,274
4.75%, 02/08/21	213	218,395
Series D, 4.37%, 09/15/23	200	205,022
Series N, 3.05%, 12/15/22	125	122,005
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	25	23,752
4.88%, 10/01/24 (Call 09/01/24)	200	205,520
Primerica Inc., 4.75%, 07/15/22	100	102,546
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	82,773
3.40%, 05/15/25 (Call 02/15/25)	100	96,475
Progressive Corp. (The)
2.45%, 01/15/27	250	224,525
3.75%, 08/23/21	100	100,619
Prudential Financial Inc.
3.50%, 05/15/24	505	499,576
3.88%, 03/27/28 (Call 12/27/27)	300	295,803
4.50%, 11/16/21	250	256,250
5.20%, 03/15/44 (Call 03/15/24)(b)(c)	50	47,705
5.63%, 06/15/43 (Call 06/15/23)(b)(c)	20	20,147
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	189,562
5.88%, 09/15/42 (Call 09/15/22)(b)(c)	350	358,495
Reinsurance Group of America Inc., 5.00%, 06/01/21	200	206,518
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	50	49,994
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	24,668
Unum Group
4.00%, 03/15/24	200	196,606
5.63%, 09/15/20	225	232,241
Voya Financial Inc., 3.65%, 06/15/26	150	141,348
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	200	196,288
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,066
WR Berkley Corp., 4.63%, 03/15/22	300	306,867
XLIT Ltd.
4.45%, 03/31/25	150	146,913
5.75%, 10/01/21	265	282,018

		17,075,649
Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	100	95,755
3.13%, 11/28/21 (Call 09/28/21)	500	492,750
3.40%, 12/06/27 (Call 09/06/27)	370	338,254
3.60%, 11/28/24 (Call 08/28/24)(a)	200	194,100
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	250	222,622
3.38%, 02/25/24	275	274,642
3.63%, 05/19/21	170	172,426

296

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
1.90%, 08/21/20	$175	$171,502
2.40%, 02/22/23 (Call 01/22/23)	100	95,704
2.50%, 11/29/22 (Call 08/29/22)	200	192,756
2.60%, 12/05/19 (Call 11/05/19)	500	497,910
2.80%, 08/22/24 (Call 06/22/24)	290	277,069
3.15%, 08/22/27 (Call 05/22/27)	455	431,595
3.30%, 12/05/21 (Call 10/05/21)	400	400,908
3.80%, 12/05/24 (Call 09/05/24)	130	130,994
5.20%, 12/03/25 (Call 09/03/25)	250	271,657
Baidu Inc.
3.50%, 11/28/22	300	294,870
3.88%, 09/29/23 (Call 08/29/23)	200	197,432
4.13%, 06/30/25	400	391,876
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	175	167,260
3.55%, 03/15/28 (Call 12/15/27)	50	46,410
3.60%, 06/01/26 (Call 03/01/26)	325	309,751
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	350	334,222
2.75%, 01/30/23 (Call 12/30/22)	350	332,150
2.88%, 08/01/21 (Call 06/01/21)	50	48,942
3.25%, 10/15/20 (Call 07/15/20)	145	144,427
3.45%, 08/01/24 (Call 05/01/24)	300	284,319
3.60%, 06/05/27 (Call 03/05/27)	75	69,317
3.80%, 03/09/22 (Call 02/09/22)	75	74,897
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)	160	160,613
5.95%, 08/15/20	425	440,402

		7,557,532
Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	250	263,185
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	300	303,240
4.13%, 09/15/22 (Call 06/15/22)	100	101,918
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	100	100,368
Vale Overseas Ltd.
4.38%, 01/11/22	239	242,867
6.25%, 08/10/26(a)	405	432,329

		1,443,907
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	330	333,076
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	150	143,047
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	78,307
5.25%, 11/15/22	200	208,028

		762,458
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	82,320
4.38%, 09/15/28 (Call 06/15/28)	50	47,742
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	38,145
2.88%, 03/01/21 (Call 02/01/21)	100	98,167
3.25%, 09/15/22 (Call 06/15/22)	100	97,590
3.38%, 10/15/20 (Call 07/15/20)	105	104,541
3.75%, 03/15/25 (Call 12/15/24)	65	62,367
Series R, 3.13%, 06/15/26 (Call 03/15/26)	300	270,576

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)(d)	$200	$197,328
5.13%, 08/08/25 (Call 06/08/25)(d)	200	195,666
5.40%, 08/08/28 (Call 05/08/28)(d)	300	286,632

		1,481,074
Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	250	244,377
3.38%, 04/03/23 (Call 03/03/23)	250	246,777
3.80%, 04/03/28 (Call 01/03/28)	225	222,743
Caterpillar Financial Services Corp.
1.70%, 08/09/21	120	114,763
1.85%, 09/04/20	40	39,020
1.93%, 10/01/21	15	14,427
2.00%, 03/05/20	400	394,500
2.25%, 12/01/19	100	99,128
2.40%, 06/06/22	105	101,492
2.55%, 11/29/22	300	288,345
2.90%, 03/15/21	25	24,778
2.95%, 05/15/20	250	249,195
3.15%, 09/07/21	50	49,746
3.25%, 12/01/24	50	48,810
3.30%, 06/09/24	150	147,621
3.45%, 05/15/23	275	273,683
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	325	315,133
3.40%, 05/15/24 (Call 02/15/24)	20	19,852
3.90%, 05/27/21	265	268,681
CNH Industrial Capital LLC
3.88%, 10/15/21	50	49,550
4.38%, 04/05/22	250	251,237
4.88%, 04/01/21	55	55,771
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	90	82,561
4.50%, 08/15/23	89	89,241
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	125	121,355
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	100	94,697
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	14,789
John Deere Capital Corp.
1.95%, 06/22/20	50	49,077
2.05%, 03/10/20	200	197,046
2.15%, 09/08/22	50	47,742
2.35%, 01/08/21	160	156,818
2.38%, 07/14/20	265	261,155
2.55%, 01/08/21	150	147,750
2.65%, 01/06/22	190	185,607
2.65%, 06/24/24	135	127,907
2.70%, 01/06/23	60	58,126
2.80%, 03/04/21	225	222,619
2.80%, 03/06/23	330	319,681
2.80%, 09/08/27	100	92,210
3.05%, 01/06/28	100	93,707
3.13%, 09/10/21	30	29,848
3.15%, 10/15/21	175	174,303
3.35%, 06/12/24	150	147,136
3.45%, 06/07/23	270	268,569
3.45%, 03/13/25	200	196,958
Series 0014, 2.45%, 09/11/20	195	192,288
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	50	48,412
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	49,324

297

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	$125	$118,020
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	200	197,900
3.13%, 11/15/22 (Call 08/15/22)	250	243,842
3.80%, 12/15/26 (Call 09/15/26)	40	38,341
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	200	178,130
4.15%, 03/15/24 (Call 02/15/24)	55	53,016
4.70%, 09/15/28 (Call 06/15/28)	50	47,294
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	50	46,703

		7,911,801
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	250	239,458
2.00%, 06/26/22	60	57,431
2.25%, 03/15/23 (Call 02/15/23)	100	95,461
2.25%, 09/19/26 (Call 06/19/26)	25	22,618
3.00%, 09/14/21 (Call 08/14/21)	130	129,770
3.00%, 08/07/25	250	240,687
3.63%, 09/14/28 (Call 06/14/28)(a)	265	264,025
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	75	74,309
Eaton Corp.
2.75%, 11/02/22	610	588,040
3.10%, 09/15/27 (Call 06/15/27)	100	92,659
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	25	24,313
2.70%, 10/09/22	350	315,738
3.10%, 01/09/23	300	272,169
3.15%, 09/07/22	518	475,591
3.38%, 03/11/24	190	170,177
3.45%, 05/15/24 (Call 02/13/24)	145	129,368
4.38%, 09/16/20	200	197,844
4.63%, 01/07/21	215	213,039
4.65%, 10/17/21	400	393,272
5.30%, 02/11/21	350	346,657
5.50%, 01/08/20	100	100,626
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	355	324,403
3.38%, 09/15/21 (Call 06/15/21)	275	274,574
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	250	246,635
4.25%, 06/15/23	275	280,802
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	80	79,074
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	150	141,383
3.30%, 11/21/24 (Call 08/21/24)	250	244,535
3.50%, 09/15/22	25	24,966
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	210	197,400

		6,257,024
Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	225	220,144
3.38%, 11/15/26 (Call 08/15/26)	85	82,141
3.70%, 09/15/24 (Call 06/15/24)	20	19,911
3.70%, 10/15/25 (Call 07/15/25)	230	227,971
4.00%, 10/01/23	150	152,082
4.50%, 02/15/21	150	153,078

Security	Par (000)	Value

Media (continued)
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	$200	$188,236
2.90%, 01/15/27 (Call 10/15/26)	245	214,191
3.38%, 03/01/22 (Call 12/01/21)	300	296,415
3.50%, 01/15/25 (Call 10/15/24)	150	141,866
3.70%, 08/15/24 (Call 05/15/24)	300	290,298
4.00%, 01/15/26 (Call 10/15/25)	100	96,092
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	675	671,854
4.20%, 03/15/28 (Call 12/15/27)	200	185,722
4.46%, 07/23/22 (Call 05/23/22)	640	641,357
4.91%, 07/23/25 (Call 04/23/25)	885	879,734
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	380,961
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	146,734
2.35%, 01/15/27 (Call 10/15/26)	265	231,981
2.75%, 03/01/23 (Call 02/01/23)	235	226,383
2.85%, 01/15/23	50	48,424
3.00%, 02/01/24 (Call 01/01/24)	420	405,031
3.13%, 07/15/22	400	394,264
3.15%, 03/01/26 (Call 12/01/25)	435	408,835
3.30%, 02/01/27 (Call 11/01/26)	140	131,215
3.38%, 02/15/25 (Call 11/15/24)	225	217,840
3.38%, 08/15/25 (Call 05/15/25)	75	72,158
3.45%, 10/01/21	30	30,025
3.55%, 05/01/28 (Call 02/01/28)	500	472,145
3.60%, 03/01/24	270	268,037
3.70%, 04/15/24 (Call 03/15/24)	275	274,068
4.15%, 10/15/28 (Call 07/15/28)	655	648,967
5.15%, 03/01/20	145	148,109
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(d)	250	246,585
2.95%, 03/20/23 (Call 02/20/23)	115	109,363
3.25%, 04/01/23	100	95,961
3.30%, 05/15/22	100	97,568
3.45%, 03/15/25 (Call 12/15/24)	100	93,065
3.90%, 11/15/24 (Call 08/15/24)(d)	200	194,068
3.95%, 03/20/28 (Call 12/20/27)	400	371,212
4.38%, 06/15/21	250	252,980
4.90%, 03/11/26 (Call 12/11/25)	140	141,284
Grupo Televisa SAB, 6.63%, 03/18/25	100	107,692
NBCUniversal Media LLC
2.88%, 01/15/23	300	290,646
4.38%, 04/01/21	75	76,571
5.15%, 04/30/20	805	825,407
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	300	294,105
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	210	208,820
4.13%, 02/15/21 (Call 11/15/20)	400	400,132
5.00%, 02/01/20	150	152,011
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	25	28,689
Viacom Inc.
3.88%, 12/15/21	100	100,160
3.88%, 04/01/24 (Call 01/01/24)	100	98,272
4.25%, 09/01/23 (Call 06/01/23)	330	330,937
Walt Disney Co. (The)
1.80%, 06/05/20	75	73,421
1.85%, 07/30/26	265	231,984

298

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.15%, 09/17/20	$213	$208,717
2.35%, 12/01/22	150	143,971
2.55%, 02/15/22	250	244,100
2.75%, 08/16/21	300	295,527
2.95%, 06/15/27(a)	275	258,481
3.00%, 02/13/26	110	104,976
3.15%, 09/17/25	190	183,057
3.75%, 06/01/21(a)	125	126,418
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	300	266,376
3.40%, 06/15/22	100	98,402
3.55%, 06/01/24 (Call 03/01/24)	315	302,620
3.60%, 07/15/25 (Call 04/15/25)	225	210,994
3.80%, 02/15/27 (Call 11/15/26)	330	307,897
4.00%, 01/15/22	150	150,049
4.05%, 12/15/23	150	149,305
4.70%, 01/15/21	245	249,812
4.75%, 03/29/21	125	127,845

		17,215,749
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	550	530,200
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	250	245,205

		775,405
Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	300	295,491
3.25%, 11/21/21	250	249,688
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	365	356,196
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	95	81,640
5.95%, 03/15/24 (Call 12/15/23)	125	125,375
Newmont Mining Corp., 3.50%, 03/15/22 (Call 12/15/21)	205	201,394
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	395	391,492
Southern Copper Corp.
3.50%, 11/08/22	220	213,492
3.88%, 04/23/25	75	70,486
5.38%, 04/16/20	50	50,928
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	100	91,574

		2,127,756
Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	166	160,554
3.63%, 03/15/23 (Call 02/15/23)	100	90,557
3.80%, 05/15/24	100	88,277
4.50%, 05/15/21	175	171,750

		511,138
Oil & Gas — 1.8%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	237,187
4.85%, 03/15/21 (Call 02/15/21)	350	357,234
5.55%, 03/15/26 (Call 12/15/25)	125	129,825
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)(a)	87	81,890
3.25%, 04/15/22 (Call 01/15/22)	295	287,746
4.38%, 10/15/28 (Call 07/15/28)	110	103,344
BP Capital Markets America Inc.
3.80%, 09/21/25 (Call 07/21/25)	195	192,537
3.94%, 09/21/28 (Call 06/21/28)	275	269,129

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$425	$409,883
2.32%, 02/13/20	90	89,001
2.52%, 01/15/20	350	347,452
2.52%, 09/19/22 (Call 08/19/22)	255	244,996
2.75%, 05/10/23	200	192,000
3.02%, 01/16/27 (Call 10/16/26)	525	483,299
3.06%, 03/17/22	25	24,582
3.12%, 05/04/26 (Call 02/04/26)	520	485,909
3.22%, 11/28/23 (Call 09/28/23)	525	512,578
3.22%, 04/14/24 (Call 02/14/24)	300	291,300
3.25%, 05/06/22	150	148,086
3.54%, 11/04/24	323	316,527
3.56%, 11/01/21	220	219,688
3.99%, 09/26/23	250	252,332
4.50%, 10/01/20	130	132,423
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	50	47,767
3.80%, 04/15/24 (Call 01/15/24)	175	170,746
3.85%, 06/01/27 (Call 03/01/27)	415	388,403
3.90%, 02/01/25 (Call 11/01/24)	200	192,338
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	350	329,322
4.25%, 04/15/27 (Call 01/15/27)	305	271,063
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	300	295,872
2.10%, 05/16/21 (Call 04/15/21)	300	291,546
2.36%, 12/05/22 (Call 09/05/22)	500	477,790
2.41%, 03/03/22 (Call 01/03/22)	195	188,614
2.42%, 11/17/20 (Call 10/17/20)	500	492,545
2.95%, 05/16/26 (Call 02/16/26)	590	554,724
3.19%, 06/24/23 (Call 03/24/23)	500	491,100
3.33%, 11/17/25 (Call 08/17/25)	100	97,107
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	75	69,098
4.38%, 06/01/24 (Call 03/01/24)	95	92,605
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	700	670,775
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	199,856
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	750	752,370
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	100	92,802
4.38%, 01/15/25 (Call 01/15/20)	125	122,181
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	80	84,348
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	425	400,490
4.50%, 04/15/23 (Call 01/15/23)	25	24,441
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	400	386,672
5.85%, 12/15/25 (Call 09/15/25)	300	314,664
Ecopetrol SA
4.13%, 01/16/25	350	328,776
5.38%, 06/26/26 (Call 03/26/26)	400	396,052
5.88%, 09/18/23	350	364,021
Eni USA Inc., 7.30%, 11/15/27	75	86,181
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	125	123,348
4.10%, 02/01/21	500	504,970
4.15%, 01/15/26 (Call 10/15/25)	280	281,982

299

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	$15	$14,564
3.00%, 10/01/22 (Call 09/01/22)	115	109,073
3.90%, 10/01/27 (Call 07/01/27)	240	209,753
4.88%, 11/15/21	460	465,842
Equinor ASA
2.45%, 01/17/23	820	786,683
2.65%, 01/15/24	15	14,336
2.75%, 11/10/21	35	34,425
3.63%, 09/10/28 (Call 06/10/28)	250	243,872
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	235	231,698
2.22%, 03/01/21 (Call 02/01/21)	547	535,163
2.40%, 03/06/22 (Call 01/06/22)	250	242,285
2.71%, 03/06/25 (Call 12/06/24)	400	377,960
2.73%, 03/01/23 (Call 01/01/23)	300	291,021
3.04%, 03/01/26 (Call 12/01/25)	340	325,533
3.18%, 03/15/24 (Call 12/15/23)	200	196,958
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25 (Call 12/15/24)	20	20,263
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	134,073
4.30%, 04/01/27 (Call 01/01/27)	135	123,386
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	165	169,736
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	97,640
7.25%, 12/15/19	315	325,452
Kerr-McGee Corp., 6.95%, 07/01/24	175	193,646
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	375	350,857
4.40%, 07/15/27 (Call 04/15/27)	210	200,888
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	229,009
3.63%, 09/15/24 (Call 06/15/24)	140	134,417
4.75%, 12/15/23 (Call 10/15/23)(d)	100	102,280
5.13%, 03/01/21	305	313,747
5.13%, 12/15/26 (Call 09/15/26)(d)	50	50,352
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	15	14,397
4.15%, 12/15/21 (Call 09/15/21)	650	650,195
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	95,778
3.00%, 02/15/27 (Call 11/15/26)	15	13,969
3.13%, 02/15/22 (Call 11/15/21)	85	84,105
3.40%, 04/15/26 (Call 01/15/26)	500	482,110
3.50%, 06/15/25 (Call 03/15/25)	205	200,314
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	315	318,960
Petroleos Mexicanos
3.50%, 01/30/23	575	518,253
4.25%, 01/15/25	250	217,867
4.50%, 01/23/26	200	171,410
4.63%, 09/21/23	350	325,391
4.88%, 01/24/22	600	579,186
4.88%, 01/18/24	400	369,556
5.35%, 02/12/28(d)	525	451,862
5.50%, 01/21/21	575	572,154
6.00%, 03/05/20	637	643,886
6.38%, 02/04/21	325	328,338
6.50%, 03/13/27	700	654,696
6.88%, 08/04/26	600	576,342

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66, 4.30%, 04/01/22	$400	$406,696
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	54,596
3.95%, 07/15/22 (Call 04/15/22)	340	338,106
4.45%, 01/15/26 (Call 10/15/25)	60	60,190
Shell International Finance BV
1.75%, 09/12/21	225	215,444
1.88%, 05/10/21	250	241,210
2.13%, 05/11/20	655	645,116
2.25%, 11/10/20	300	294,372
2.25%, 01/06/23	120	114,229
2.38%, 08/21/22	200	192,324
2.50%, 09/12/26	312	283,555
2.88%, 05/10/26	345	323,203
3.25%, 05/11/25	575	556,209
3.40%, 08/12/23	100	99,454
3.50%, 11/13/23 (Call 10/13/23)	100	99,607
3.88%, 11/13/28 (Call 08/13/28)	95	94,870
4.38%, 03/25/20	100	101,519
Total Capital Canada Ltd., 2.75%, 07/15/23	175	168,550
Total Capital International SA
2.70%, 01/25/23	150	144,938
2.88%, 02/17/22	375	367,301
3.70%, 01/15/24	425	426,615
3.75%, 04/10/24	264	264,956
Total Capital SA, 4.13%, 01/28/21	225	228,616
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	355	323,029
3.65%, 03/15/25	110	104,592
6.13%, 02/01/20	400	411,456

		35,747,951
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	200	195,470
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	225	202,014
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	125	122,441
3.80%, 11/15/25 (Call 08/15/25)	600	576,252
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	300	281,778
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	195	188,281

		1,566,236
Packaging & Containers — 0.1%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	45,036
4.50%, 10/15/21 (Call 07/15/21)	150	152,742
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	40	39,000
4.50%, 11/01/23 (Call 08/01/23)	200	204,062
Westrock Co., 4.65%, 03/15/26 (Call 01/15/26)(d)	160	161,222
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	248,587
4.90%, 03/01/22	50	51,408
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)(d)	40	36,073
3.75%, 03/15/25 (Call 01/15/25)(d)	75	71,872

		1,010,002

300

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	$485	$468,903
2.50%, 05/14/20 (Call 04/14/20)	700	689,780
2.85%, 05/14/23 (Call 03/14/23)	375	357,285
2.90%, 11/06/22	715	688,688
3.20%, 05/14/26 (Call 02/14/26)	600	551,076
3.38%, 11/14/21	100	99,056
3.60%, 05/14/25 (Call 02/14/25)	705	673,931
4.25%, 11/14/28 (Call 08/14/28)	70	67,022
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	375	362,977
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	550	546,491
3.45%, 03/15/22 (Call 01/15/22)	500	488,705
3.80%, 03/15/25 (Call 12/15/24)	500	479,895
3.85%, 06/15/24 (Call 03/15/24)	170	164,711
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	245	231,826
3.38%, 09/15/20	150	149,429
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	94,136
3.40%, 05/15/24 (Call 02/15/24)	175	167,528
3.45%, 12/15/27 (Call 09/15/27)	150	137,673
3.50%, 11/15/21 (Call 08/15/21)	25	24,880
AstraZeneca PLC
2.38%, 11/16/20	375	367,252
2.38%, 06/12/22 (Call 05/12/22)	70	66,684
3.13%, 06/12/27 (Call 03/12/27)	35	32,112
3.38%, 11/16/25	650	618,923
3.50%, 08/17/23 (Call 07/17/23)	125	122,296
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	286,617
3.25%, 11/01/23	300	296,304
3.25%, 02/27/27	105	100,775
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	155	148,078
3.08%, 06/15/24 (Call 04/15/24)	250	235,105
3.41%, 06/15/27 (Call 03/15/27)	510	458,832
3.50%, 11/15/24 (Call 08/15/24)	150	142,359
4.63%, 12/15/20	100	102,137
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	105	100,801
2.75%, 12/01/22 (Call 09/01/22)	275	261,775
2.80%, 07/20/20 (Call 06/20/20)	690	681,258
2.88%, 06/01/26 (Call 03/01/26)	275	248,033
3.35%, 03/09/21	600	595,266
3.38%, 08/12/24 (Call 05/12/24)	315	301,430
3.50%, 07/20/22 (Call 05/20/22)	250	246,657
3.70%, 03/09/23 (Call 02/09/23)	400	393,560
3.88%, 07/20/25 (Call 04/20/25)	165	160,217
4.00%, 12/05/23 (Call 09/05/23)	275	272,874
4.10%, 03/25/25 (Call 01/25/25)	650	640,438
4.13%, 05/15/21 (Call 02/15/21)	200	201,530
4.30%, 03/25/28 (Call 12/25/27)	2,100	2,040,927
4.75%, 12/01/22 (Call 09/01/22)	250	256,457
Eli Lilly & Co., 3.10%, 05/15/27 (Call 02/15/27)	190	181,777
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/31/22)	250	242,992
3.30%, 02/25/21 (Call 01/25/21)	135	133,766
3.40%, 03/01/27 (Call 12/01/26)	115	105,890
3.50%, 06/15/24 (Call 03/15/24)	250	242,173

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/15/22	$300	$300,123
4.50%, 02/25/26 (Call 11/27/25)	425	427,924
4.75%, 11/15/21	300	307,815
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	115	110,789
3.38%, 05/15/23	100	99,038
3.63%, 05/15/25	85	84,520
3.88%, 05/15/28	100	99,760
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	725	706,701
3.13%, 05/14/21	125	124,340
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	225	218,327
2.05%, 03/01/23 (Call 01/01/23)	290	277,576
2.45%, 03/01/26 (Call 12/01/25)	475	441,693
2.95%, 09/01/20	100	99,959
2.95%, 03/03/27 (Call 12/03/26)	65	62,017
3.38%, 12/05/23	250	253,905
3.55%, 05/15/21(a)	300	304,368
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	250	240,433
2.85%, 03/15/23 (Call 12/15/22)	125	119,359
3.80%, 03/15/24 (Call 12/15/23)	50	48,899
Mead Johnson Nutrition Co.
3.00%, 11/15/20	260	257,907
4.13%, 11/15/25 (Call 08/15/25)	185	186,343
Merck & Co. Inc.
1.85%, 02/10/20	230	226,658
2.35%, 02/10/22	375	362,381
2.75%, 02/10/25 (Call 11/10/24)	460	438,513
2.80%, 05/18/23	490	476,863
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	695	678,077
3.95%, 06/15/26 (Call 03/15/26)	390	358,153
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	350	338,957
2.40%, 09/21/22	375	361,125
3.10%, 05/17/27 (Call 02/17/27)	275	261,970
3.40%, 05/06/24	600	592,728
4.40%, 04/24/20	100	101,686
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	191,024
Pfizer Inc.
1.70%, 12/15/19	350	344,722
2.20%, 12/15/21	220	213,717
2.75%, 06/03/26	325	305,305
3.00%, 09/15/21	100	99,738
3.00%, 06/15/23	250	245,920
3.00%, 12/15/26	315	299,804
3.20%, 09/15/23 (Call 08/15/23)	50	49,539
3.40%, 05/15/24	230	228,793
3.60%, 09/15/28 (Call 06/15/28)	225	221,139
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	200	198,682
3.63%, 06/19/28 (Call 03/19/28)	150	148,148
4.00%, 03/29/21	400	406,012
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	720	690,149
2.88%, 09/23/23 (Call 07/23/23)	175	163,930
3.20%, 09/23/26 (Call 06/23/26)	665	598,739

301

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(d)	$250	$251,980
5.00%, 11/26/28 (Call 08/26/28)(d)	250	252,680
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	225	205,947
3.25%, 08/20/21	95	94,309
3.25%, 02/01/23 (Call 11/01/22)	225	219,906
3.90%, 08/20/28 (Call 05/20/28)	65	63,270
4.50%, 11/13/25 (Call 08/13/25)	240	245,731

		31,437,378
Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	600	579,402
4.25%, 12/01/27 (Call 09/01/27)	60	55,952
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	250	239,100
5.95%, 06/01/26 (Call 03/01/26)	240	245,597
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	25	22,349
4.15%, 07/01/23 (Call 04/01/23)	120	115,243
4.35%, 10/15/24 (Call 07/15/24)	300	294,813
4.88%, 02/01/21 (Call 11/01/20)	75	75,790
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	125	124,464
4.50%, 06/01/25 (Call 03/01/25)	125	125,355
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	300	286,935
4.95%, 05/15/28 (Call 02/15/28)	105	99,573
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	255	257,083
4.38%, 10/15/20 (Call 09/15/20)	200	201,786
5.88%, 10/15/25 (Call 07/15/25)	90	95,926
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	225	215,998
3.70%, 07/15/27 (Call 04/15/27)(a)	300	280,572
4.25%, 12/01/26 (Call 09/01/26)	230	224,422
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	115	110,888
4.05%, 03/15/25 (Call 12/15/24)	475	449,336
4.15%, 10/01/20 (Call 08/01/20)	293	293,563
4.65%, 06/01/21 (Call 03/01/21)	425	429,207
4.75%, 01/15/26 (Call 10/15/25)	315	304,948
4.95%, 06/15/28 (Call 03/15/28)	225	218,290
5.20%, 02/01/22 (Call 11/01/21)	390	399,251
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	125	129,775
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	255	250,413
3.35%, 03/15/23 (Call 12/15/22)	400	390,848
3.50%, 02/01/22	100	99,270
3.70%, 02/15/26 (Call 11/15/25)	75	72,169
3.75%, 02/15/25 (Call 11/15/24)	249	242,705
3.90%, 02/15/24 (Call 11/15/23)	545	541,577
3.95%, 02/15/27 (Call 11/15/26)	340	330,004
4.15%, 10/16/28 (Call 07/16/28)	50	48,802
5.20%, 09/01/20	80	82,144
5.25%, 01/31/20	100	101,854
5.38%, 02/15/78 (Call 02/15/28)(b)(c)	200	171,260
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	175	166,133

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$200	$194,038
3.50%, 03/01/21 (Call 01/01/21)	270	267,305
3.95%, 09/01/22 (Call 06/01/22)	190	188,258
4.15%, 03/01/22	200	200,116
4.25%, 09/01/24 (Call 06/01/24)	165	162,741
4.30%, 05/01/24 (Call 02/01/24)	100	98,851
5.00%, 10/01/21 (Call 07/01/21)	100	102,187
6.50%, 04/01/20	330	342,520
6.85%, 02/15/20	150	155,644
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	325	322,933
3.15%, 01/15/23 (Call 12/15/22)	200	191,442
4.30%, 06/01/25 (Call 03/01/25)	125	122,126
4.30%, 03/01/28 (Call 12/01/27)	200	192,372
6.50%, 09/15/20	200	208,576
Magellan Midstream Partners LP, 4.25%, 02/01/21	375	378,341
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	50	48,101
4.00%, 03/15/28 (Call 12/15/27)	200	185,216
4.13%, 03/01/27 (Call 12/01/26)	370	347,238
4.50%, 07/15/23 (Call 04/15/23)	75	75,170
4.88%, 12/01/24 (Call 09/01/24)	299	302,636
4.88%, 06/01/25 (Call 03/01/25)	300	301,743
5.50%, 02/15/23 (Call 12/10/18)	259	263,825
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	75	70,448
4.25%, 02/01/22 (Call 11/01/21)	50	50,090
4.55%, 07/15/28 (Call 04/15/28)	80	77,375
7.50%, 09/01/23 (Call 06/01/23)	25	28,211
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	365	352,864
5.00%, 09/15/23 (Call 06/15/23)	250	255,292
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	92,182
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	246,565
3.60%, 11/01/24 (Call 08/01/24)	195	182,518
3.65%, 06/01/22 (Call 03/01/22)	75	73,265
3.85%, 10/15/23 (Call 07/15/23)	150	143,818
4.50%, 12/15/26 (Call 09/15/26)	140	133,363
4.65%, 10/15/25 (Call 07/15/25)	250	242,265
5.75%, 01/15/20	100	101,886
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	100	100,071
5.63%, 02/01/21 (Call 11/01/20)	120	123,475
5.63%, 04/15/23 (Call 01/15/23)	200	208,672
5.63%, 03/01/25 (Call 12/01/24)	775	808,015
5.75%, 05/15/24 (Call 02/15/24)	400	420,976
5.88%, 06/30/26 (Call 12/31/25)	615	647,484
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	83	76,296
3.50%, 03/15/25 (Call 12/15/24)	415	388,004
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	95,951
4.40%, 04/01/21 (Call 03/01/21)	75	75,466
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	70	65,010
4.38%, 03/13/25 (Call 12/13/24)	225	219,901
4.65%, 06/15/21 (Call 03/15/21)	50	50,664

302

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
2.50%, 08/01/22	$255	$243,191
3.75%, 10/16/23 (Call 07/16/23)(a)	200	197,984
4.25%, 05/15/28 (Call 02/15/28)	400	389,532
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	230	226,757
4.65%, 07/01/26 (Call 04/01/26)	225	214,706
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	200	193,628
3.60%, 03/15/22 (Call 01/15/22)	325	319,085
3.75%, 06/15/27 (Call 03/15/27)	465	430,581
3.90%, 01/15/25 (Call 10/15/24)	273	263,153
4.00%, 11/15/21 (Call 08/15/21)	170	169,464
4.00%, 09/15/25 (Call 06/15/25)	25	23,995
4.30%, 03/04/24 (Call 12/04/23)	35	34,702
5.25%, 03/15/20	375	381,889

		21,442,970
Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	25,330
5.25%, 03/15/25 (Call 12/15/24)	200	206,488
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	250	256,985

		488,803
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	125	119,370
3.95%, 01/15/28 (Call 10/15/27)	100	94,831
4.60%, 04/01/22 (Call 01/01/22)	275	281,383
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	152,838
American Tower Corp.
2.25%, 01/15/22	205	195,765
2.80%, 06/01/20 (Call 05/01/20)	175	172,942
3.13%, 01/15/27 (Call 10/15/26)	75	67,478
3.38%, 10/15/26 (Call 07/15/26)	170	156,458
3.50%, 01/31/23	275	269,142
3.55%, 07/15/27 (Call 04/15/27)	205	189,863
4.00%, 06/01/25 (Call 03/01/25)	400	388,716
4.40%, 02/15/26 (Call 11/15/25)	55	54,577
4.70%, 03/15/22	315	322,402
5.00%, 02/15/24	225	232,407
5.05%, 09/01/20	200	204,714
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	243,967
2.95%, 05/11/26 (Call 02/11/26)	250	233,497
3.35%, 05/15/27 (Call 02/15/27)	100	95,227
3.45%, 06/01/25 (Call 03/03/25)	50	48,581
3.50%, 11/15/25 (Call 08/15/25)	30	29,168
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	200	178,706
3.20%, 01/15/25 (Call 10/15/24)	50	47,178
3.65%, 02/01/26 (Call 11/03/25)	490	468,803
3.85%, 02/01/23 (Call 11/01/22)	50	49,457
4.13%, 05/15/21 (Call 02/15/21)	400	403,504
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	93,665
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	250	239,197
3.65%, 06/15/24 (Call 04/15/24)	175	168,236

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 08/15/22 (Call 06/15/22)	$20	$19,819
3.90%, 03/15/27 (Call 12/15/26)	100	93,860
4.13%, 06/15/26 (Call 03/15/26)	200	191,456
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	50	48,472
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	360	353,808
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	275	254,210
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	123,208
5.00%, 07/01/25 (Call 04/01/25)	100	101,215
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	145	139,027
3.20%, 09/01/24 (Call 07/01/24)	150	141,252
3.40%, 02/15/21 (Call 01/15/21)	250	247,972
3.70%, 06/15/26 (Call 03/15/26)	250	235,755
4.00%, 03/01/27 (Call 12/01/26)	25	23,918
4.45%, 02/15/26 (Call 11/15/25)	415	410,784
4.88%, 04/15/22	50	51,306
5.25%, 01/15/23	385	398,217
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,366
4.38%, 12/15/23 (Call 09/15/23)	150	151,746
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	249,075
3.63%, 10/01/22 (Call 07/03/22)	468	462,824
5.25%, 03/15/21 (Call 12/15/20)	225	231,694
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	250,530
4.38%, 06/15/22 (Call 03/15/22)	250	254,765
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	50	47,469
4.75%, 12/15/26 (Call 09/15/26)	100	96,965
4.95%, 04/15/28 (Call 01/15/28)	100	97,332
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	179,314
3.00%, 04/15/23 (Call 01/15/23)	250	243,800
3.25%, 08/01/27 (Call 05/01/27)	50	47,010
4.15%, 12/01/28 (Call 09/01/28)	100	99,736
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	126,304
3.88%, 05/01/24 (Call 02/01/24)	515	510,324
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	24,082
5.38%, 11/01/23 (Call 08/01/23)	400	405,772
5.75%, 06/01/28 (Call 03/03/28)	250	249,917
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	290,895
3.88%, 08/15/24 (Call 05/17/24)	245	237,447
4.00%, 06/01/25 (Call 03/01/25)	120	116,278
4.25%, 11/15/23 (Call 08/15/23)	425	422,981
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	18,456
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	85	82,064
3.75%, 07/01/27 (Call 04/01/27)	150	140,687
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	89,572
4.25%, 02/15/21 (Call 11/15/20)	25	25,028

303

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.65%, 03/15/24 (Call 09/15/23)	$150	$149,029
5.00%, 08/15/22 (Call 02/15/22)	535	544,828
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	340,791
Series E, 4.00%, 06/15/25 (Call 03/15/25)	200	191,572
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	285	271,705
4.38%, 10/01/25 (Call 07/01/25)	100	98,691
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	200	177,052
3.13%, 06/01/23 (Call 03/01/23)	250	239,672
3.20%, 05/01/21 (Call 03/01/21)	100	98,481
3.30%, 02/01/25 (Call 12/01/24)	90	84,342
3.80%, 04/01/27 (Call 01/01/27)	150	141,816
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	252,802
4.75%, 10/01/20 (Call 07/01/20)	250	254,332
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	300	302,841
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	100	93,210
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	210	200,983
4.75%, 01/15/28 (Call 10/15/27)(a)	130	126,594
4.95%, 04/01/24 (Call 01/01/24)	250	251,745
5.25%, 01/15/26 (Call 10/15/25)	150	151,168
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,269
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	192,530
4.45%, 03/15/24 (Call 12/15/23)	100	99,726
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	420	417,278
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	92,934
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	315	309,765
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	90	82,117
3.25%, 10/15/22 (Call 07/15/22)	350	343,374
3.65%, 01/15/28 (Call 10/15/27)	20	19,039
3.88%, 07/15/24 (Call 04/15/24)	100	98,924
3.88%, 04/15/25 (Call 02/15/25)	100	98,677
4.65%, 08/01/23 (Call 05/01/23)	250	258,950
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	36	33,949
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	150	142,281
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 12/31/18)	50	50,672
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)	300	285,915
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	165	159,167
2.50%, 09/01/20 (Call 06/01/20)	100	98,586
2.63%, 06/15/22 (Call 03/15/22)	100	96,859
2.75%, 02/01/23 (Call 11/01/22)	200	192,466
3.25%, 11/30/26 (Call 08/30/26)	250	235,685
3.30%, 01/15/26 (Call 10/15/25)	200	190,190
3.38%, 10/01/24 (Call 07/01/24)	200	194,544
3.38%, 06/15/27 (Call 03/15/27)	250	236,147
3.75%, 02/01/24 (Call 11/01/23)	250	249,210
4.13%, 12/01/21 (Call 09/01/21)	300	305,082
4.38%, 03/01/21 (Call 12/01/20)	200	203,704
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	75	70,855
4.63%, 07/15/22 (Call 04/15/22)	350	357,143

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	$100	$95,504
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	22,860
3.50%, 07/01/27 (Call 04/01/27)	100	93,897
3.50%, 01/15/28 (Call 10/15/27)	250	233,277
3.75%, 07/01/24 (Call 04/01/24)	135	132,874
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	300	275,775
3.75%, 05/01/24 (Call 02/01/24)	100	97,609
3.85%, 04/01/27 (Call 01/01/27)	100	95,126
4.13%, 01/15/26 (Call 10/15/25)	50	48,888
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	94,094
4.25%, 03/01/22 (Call 12/01/21)	150	152,154
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	250	251,987
4.60%, 02/06/24 (Call 11/06/23)	50	49,924
4.88%, 06/01/26 (Call 03/01/26)	250	249,730
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	225	231,685
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	200	185,480
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	19,767
4.25%, 04/15/28 (Call 01/15/28)	200	193,926
4.50%, 01/15/24 (Call 10/15/23)	270	273,321
4.95%, 01/15/21 (Call 10/15/20)	100	102,128
5.25%, 01/15/22 (Call 10/15/21)	100	103,714
Weyerhaeuser Co., 4.63%, 09/15/23	100	103,192
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	305	306,101

		25,730,489
Retail — 0.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	50,650
4.50%, 12/01/23 (Call 09/01/23)	175	177,800
5.75%, 05/01/20	100	102,659
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	153,109
3.80%, 11/15/27 (Call 08/15/27)	125	111,176
4.50%, 10/01/25 (Call 07/01/25)	15	14,319
5.50%, 02/01/20	50	51,009
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	250	228,433
3.25%, 04/15/25 (Call 01/15/25)	165	155,280
3.70%, 04/15/22 (Call 01/15/22)	300	299,328
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	338	350,236
Costco Wholesale Corp.
1.70%, 12/15/19	275	271,628
1.75%, 02/15/20	50	49,230
2.15%, 05/18/21 (Call 04/18/21)	75	73,098
2.25%, 02/15/22	170	165,233
2.30%, 05/18/22 (Call 04/18/22)	65	63,032
3.00%, 05/18/27 (Call 02/18/27)	350	331,327
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	175	166,618
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	250	242,428
3.88%, 04/15/27 (Call 01/15/27)	200	191,020
4.13%, 05/01/28 (Call 02/01/28)	100	96,110
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	250	233,895

304

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	$520	$505,336
2.13%, 09/15/26 (Call 06/15/26)	180	159,863
2.63%, 06/01/22 (Call 05/01/22)	250	244,710
2.70%, 04/01/23 (Call 01/01/23)	100	97,236
2.80%, 09/14/27 (Call 06/14/27)	280	259,008
3.00%, 04/01/26 (Call 01/01/26)	250	237,420
3.25%, 03/01/22	25	24,964
3.35%, 09/15/25 (Call 06/15/25)	90	88,043
3.75%, 02/15/24 (Call 11/15/23)	350	353,608
3.90%, 12/06/28 (Call 09/06/28)	25	25,035
4.40%, 04/01/21 (Call 01/01/21)	50	51,177
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	275	269,305
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	275	249,637
3.10%, 05/03/27 (Call 02/03/27)	250	235,575
3.12%, 04/15/22 (Call 01/15/22)	75	74,113
3.13%, 09/15/24 (Call 06/15/24)	100	96,949
3.38%, 09/15/25 (Call 06/15/25)	275	266,684
3.80%, 11/15/21 (Call 08/15/21)	225	227,201
4.63%, 04/15/20 (Call 10/15/19)	50	50,629
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	300	282,060
3.63%, 06/01/24 (Call 03/01/24)(a)	200	188,524
3.88%, 01/15/22 (Call 10/15/21)(a)	190	187,823
4.38%, 09/01/23 (Call 06/01/23)(a)	50	49,729
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	200	197,036
2.63%, 01/15/22	200	194,650
2.75%, 12/09/20 (Call 11/09/20)	475	469,024
3.25%, 06/10/24	125	121,776
3.35%, 04/01/23 (Call 03/01/23)	100	98,332
3.50%, 03/01/27 (Call 12/01/26)	365	350,155
3.70%, 01/30/26 (Call 10/30/25)	400	390,508
3.80%, 04/01/28 (Call 01/01/28)	100	96,969
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	150	150,809
4.00%, 03/15/27 (Call 12/15/26)	250	237,160
6.95%, 03/15/28	10	10,942
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	315	295,479
3.85%, 06/15/23 (Call 03/15/23)	290	289,356
4.63%, 09/15/21 (Call 06/15/21)	115	117,783
QVC Inc.
4.38%, 03/15/23	200	194,588
4.45%, 02/15/25 (Call 11/15/24)	115	108,517
4.85%, 04/01/24	430	420,587
5.13%, 07/02/22	120	121,415
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	160	142,526
2.70%, 06/15/22 (Call 04/15/22)	175	170,144
3.10%, 03/01/23 (Call 02/01/23)(a)	300	292,875
3.50%, 03/01/28 (Call 12/01/27)	250	236,550
3.80%, 08/15/25 (Call 06/15/25)	200	196,702
3.85%, 10/01/23 (Call 07/01/23)	90	90,629
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	50	48,003
4.13%, 07/15/27 (Call 04/15/27)	180	167,029

Security	Par (000)	Value

Retail (continued)
Target Corp.
2.50%, 04/15/26(a)	$200	$182,728
2.90%, 01/15/22	315	312,219
3.50%, 07/01/24	415	414,726
3.88%, 07/15/20	175	176,845
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	267,594
2.50%, 05/15/23 (Call 02/15/23)	125	119,706
Walgreen Co., 3.10%, 09/15/22	175	170,128
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	500	467,310
3.80%, 11/18/24 (Call 08/18/24)	425	415,046
Walmart Inc.
1.90%, 12/15/20	250	244,277
2.35%, 12/15/22 (Call 11/15/22)	250	239,993
2.55%, 04/11/23 (Call 01/11/23)	95	91,639
2.65%, 12/15/24 (Call 10/15/24)	205	195,199
3.13%, 06/23/21	395	394,617
3.30%, 04/22/24 (Call 01/22/24)	400	395,876
3.40%, 06/26/23 (Call 05/26/23)	495	494,094
3.55%, 06/26/25 (Call 04/26/25)	380	379,327
3.63%, 07/08/20	75	75,731
5.88%, 04/05/27	175	200,288

		18,249,134
Savings & Loans — 0.0%
First Niagara Financial Group Inc., 6.75%, 03/19/20	100	103,848
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	167	165,604

		269,452
Semiconductors — 0.5%
Altera Corp., 4.10%, 11/15/23	250	255,755
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	25	24,217
2.88%, 06/01/23 (Call 03/01/23)	200	192,226
2.95%, 01/12/21	95	93,905
3.50%, 12/05/26 (Call 09/05/26)	430	402,501
3.90%, 12/15/25 (Call 09/15/25)	50	48,577
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	135	133,280
3.30%, 04/01/27 (Call 01/01/27)	200	188,560
3.90%, 10/01/25 (Call 07/01/25)	210	207,690
4.30%, 06/15/21	350	357,966
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	400	387,996
2.38%, 01/15/20	50	49,333
2.65%, 01/15/23 (Call 12/15/22)	325	302,731
3.00%, 01/15/22 (Call 12/15/21)	385	370,847
3.13%, 01/15/25 (Call 11/15/24)	260	235,123
3.63%, 01/15/24 (Call 11/15/23)	300	283,602
3.88%, 01/15/27 (Call 10/15/26)	1,300	1,170,780
Intel Corp.
1.85%, 05/11/20	50	49,194
2.60%, 05/19/26 (Call 02/19/26)	300	276,969
2.88%, 05/11/24 (Call 03/11/24)	225	216,281
3.10%, 07/29/22	200	198,092
3.15%, 05/11/27 (Call 02/11/27)	310	295,759
3.30%, 10/01/21	500	501,120
3.70%, 07/29/25 (Call 04/29/25)	495	491,352

305

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	$200	$201,644
4.65%, 11/01/24 (Call 08/01/24)	204	207,237
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	80	78,382
3.80%, 03/15/25 (Call 12/15/24)	200	196,446
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	225	217,847
3.20%, 09/16/26 (Call 06/16/26)	200	186,860
QUALCOMM Inc.
2.25%, 05/20/20	330	324,558
2.60%, 01/30/23 (Call 12/30/22)	95	90,480
2.90%, 05/20/24 (Call 03/20/24)	150	141,213
3.00%, 05/20/22	665	648,628
3.25%, 05/20/27 (Call 02/20/27)	500	459,560
3.45%, 05/20/25 (Call 02/20/25)	375	356,539
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	145	142,291
2.63%, 05/15/24 (Call 03/15/24)	55	52,314
2.75%, 03/12/21 (Call 02/12/21)	225	222,766
2.90%, 11/03/27 (Call 08/03/27)	60	55,832
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	145	136,951
3.00%, 03/15/21	100	98,910

		10,552,314
Software — 0.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	50	48,320
3.40%, 09/15/26 (Call 06/15/26)	300	279,153
Adobe Inc.
3.25%, 02/01/25 (Call 11/01/24)	275	267,201
4.75%, 02/01/20	25	25,466
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	145	133,022
4.38%, 06/15/25 (Call 03/15/25)	125	123,815
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	250	233,525
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	160	157,326
4.70%, 03/15/27 (Call 12/15/26)	150	144,704
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	140,790
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	55	55,207
4.80%, 03/01/26 (Call 12/01/25)	95	97,707
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	144,042
3.00%, 08/15/26 (Call 05/15/26)	225	203,990
3.50%, 04/15/23 (Call 01/15/23)	365	358,656
3.63%, 10/15/20 (Call 09/15/20)	100	99,752
4.50%, 10/15/22 (Call 08/15/22)	250	255,700
5.00%, 10/15/25 (Call 07/15/25)	100	103,173
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	50	49,173
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	225	220,820
4.75%, 06/15/21	250	255,867
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	655	628,924
1.85%, 02/06/20	200	197,482
1.85%, 02/12/20 (Call 01/12/20)	550	542,987
2.00%, 11/03/20 (Call 10/03/20)	505	495,839

Security	Par (000)	Value

Software (continued)
2.00%, 08/08/23 (Call 06/08/23)	$75	$70,462
2.13%, 11/15/22	125	119,690
2.38%, 02/12/22 (Call 01/12/22)	675	658,078
2.40%, 02/06/22 (Call 01/06/22)	495	483,392
2.40%, 08/08/26 (Call 05/08/26)	820	750,808
2.65%, 11/03/22 (Call 09/03/22)	50	48,850
2.70%, 02/12/25 (Call 11/12/24)	550	523,946
2.88%, 02/06/24 (Call 12/06/23)	310	301,032
3.13%, 11/03/25 (Call 08/03/25)	845	820,351
3.63%, 12/15/23 (Call 09/15/23)	575	580,175
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	96,125
2.40%, 09/15/23 (Call 07/15/23)	600	567,060
2.50%, 05/15/22 (Call 03/15/22)	600	581,580
2.50%, 10/15/22	565	544,451
2.63%, 02/15/23 (Call 01/15/23)	415	400,529
2.65%, 07/15/26 (Call 04/15/26)	590	539,697
2.80%, 07/08/21	525	518,637
2.95%, 11/15/24 (Call 09/15/24)	450	429,885
2.95%, 05/15/25 (Call 02/15/25)	300	285,063
3.25%, 11/15/27 (Call 08/15/27)	375	356,197
3.40%, 07/08/24 (Call 04/08/24)	125	122,773
3.63%, 07/15/23	323	323,594
3.88%, 07/15/20	400	404,856
VMware Inc.
2.30%, 08/21/20	335	326,193
2.95%, 08/21/22 (Call 07/21/22)	295	279,574
3.90%, 08/21/27 (Call 05/21/27)	125	112,056

		15,507,695
Telecommunications — 0.9%
America Movil SAB de CV, 5.00%, 03/30/20	725	736,353
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	550	541,909
2.63%, 12/01/22 (Call 09/01/22)	50	47,477
3.00%, 02/15/22	350	341,649
3.00%, 06/30/22 (Call 04/30/22)	600	581,376
3.20%, 03/01/22 (Call 02/01/22)	100	98,031
3.40%, 05/15/25 (Call 02/15/25)	590	549,060
3.60%, 02/17/23 (Call 12/17/22)	100	98,506
3.80%, 03/15/22	400	398,384
3.80%, 03/01/24 (Call 01/01/24)	50	48,852
3.88%, 08/15/21	275	276,114
3.90%, 03/11/24 (Call 12/11/23)	400	392,548
3.95%, 01/15/25 (Call 10/15/24)	400	386,488
4.10%, 02/15/28 (Call 11/15/27)	500	470,580
4.13%, 02/17/26 (Call 11/17/25)	350	338,160
4.25%, 03/01/27 (Call 12/01/26)	215	207,073
4.45%, 05/15/21	400	406,808
4.45%, 04/01/24 (Call 01/01/24)	425	426,997
5.00%, 03/01/21	300	308,325
5.20%, 03/15/20	200	204,456
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	200,052
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	400	384,092
2.20%, 02/28/21	555	541,974
2.20%, 09/20/23 (Call 07/20/23)	50	47,213
2.45%, 06/15/20	225	222,541
2.50%, 09/20/26 (Call 06/20/26)	300	273,321
2.60%, 02/28/23	250	241,640

306

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/28/26	$250	$236,688
3.00%, 06/15/22	45	44,492
3.63%, 03/04/24	250	251,170
4.45%, 01/15/20	25	25,375
Juniper Networks Inc.
4.50%, 03/15/24	50	50,417
4.60%, 03/15/21	195	198,966
Motorola Solutions Inc.
3.50%, 09/01/21	125	122,731
3.50%, 03/01/23	55	52,850
3.75%, 05/15/22	240	236,906
4.00%, 09/01/24	100	96,989
7.50%, 05/15/25	75	83,986
Orange SA, 4.13%, 09/14/21	150	152,160
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	215	196,095
3.63%, 12/15/25 (Call 09/15/25)	110	105,800
4.10%, 10/01/23 (Call 07/01/23)	300	303,150
Telefonica Emisiones SAU
4.10%, 03/08/27	250	237,253
5.13%, 04/27/20	50	51,036
5.46%, 02/16/21	500	517,040
Verizon Communications Inc.
1.75%, 08/15/21	150	143,534
2.45%, 11/01/22 (Call 08/01/22)	275	262,983
2.63%, 08/15/26	440	394,117
2.95%, 03/15/22	265	259,761
3.00%, 11/01/21 (Call 09/01/21)	500	493,175
3.38%, 02/15/25	800	771,464
3.50%, 11/01/21	265	264,968
3.50%, 11/01/24 (Call 08/01/24)	700	682,857
4.13%, 03/16/27	570	563,576
4.15%, 03/15/24 (Call 12/15/23)	99	100,010
4.33%, 09/21/28	300	297,501
5.15%, 09/15/23	650	687,030
Vodafone Group PLC
2.50%, 09/26/22	325	307,843
2.95%, 02/19/23	250	238,370
3.75%, 01/16/24	285	277,804
4.13%, 05/30/25	195	190,170
4.38%, 05/30/28	475	454,907

		18,123,153
Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	125	120,814
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	99,246

		220,060
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,364
3.50%, 09/15/27 (Call 06/15/27)	145	132,661

		177,025
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	243,998
3.00%, 04/01/25 (Call 01/01/25)	40	38,508
3.05%, 03/15/22 (Call 12/15/21)	160	158,331
3.05%, 09/01/22 (Call 06/01/22)	75	73,691
3.40%, 09/01/24 (Call 06/01/24)	400	395,032

Security	Par (000)	Value

Transportation (continued)
3.75%, 04/01/24 (Call 01/01/24)	$325	$327,083
3.85%, 09/01/23 (Call 06/01/23)	70	71,010
Canadian National Railway Co.
2.40%, 02/03/20	85	84,255
2.85%, 12/15/21 (Call 09/15/21)	250	246,173
2.95%, 11/21/24 (Call 08/21/24)	220	212,643
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	250	236,303
4.00%, 06/01/28 (Call 03/01/28)	25	24,833
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	75	73,665
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	192,152
3.40%, 08/01/24 (Call 05/01/24)	100	98,153
3.70%, 10/30/20 (Call 07/30/20)	200	200,958
3.80%, 03/01/28 (Call 12/01/27)	325	314,545
4.25%, 06/01/21 (Call 03/01/21)	100	101,415
FedEx Corp.
2.30%, 02/01/20	295	292,587
3.25%, 04/01/26 (Call 01/01/26)	95	89,638
3.30%, 03/15/27 (Call 12/15/26)	165	153,975
3.40%, 02/15/28 (Call 11/15/27)	250	233,455
4.00%, 01/15/24	255	258,274
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	250	246,522
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	100	96,257
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	24,038
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	193,880
2.90%, 06/15/26 (Call 03/15/26)	155	143,860
3.00%, 04/01/22 (Call 01/01/22)	375	369,105
3.25%, 12/01/21 (Call 09/01/21)	50	49,666
3.80%, 08/01/28 (Call 05/01/28)	40	39,223
3.85%, 01/15/24 (Call 10/15/23)	225	225,583
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	110,693
2.50%, 05/11/20 (Call 04/11/20)	105	103,680
2.50%, 09/01/22 (Call 08/01/22)	105	100,090
2.65%, 03/02/20 (Call 02/02/20)	100	98,987
2.88%, 09/01/20 (Call 08/01/20)	205	202,790
3.75%, 06/09/23 (Call 05/09/23)	40	39,614
3.88%, 12/01/23 (Call 11/01/23)	100	99,677
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	355	326,866
3.00%, 04/15/27 (Call 01/15/27)	215	200,051
3.20%, 06/08/21	100	99,617
3.50%, 06/08/23 (Call 05/08/23)	60	59,789
3.75%, 07/15/25 (Call 05/15/25)	135	134,199
3.95%, 09/10/28 (Call 06/10/28)	125	122,971
4.00%, 02/01/21 (Call 11/01/20)	175	176,867
4.16%, 07/15/22 (Call 04/15/22)	428	435,336
United Parcel Service Inc.
2.05%, 04/01/21	275	267,965
2.35%, 05/16/22 (Call 04/16/22)	25	24,187
2.40%, 11/15/26 (Call 08/15/26)	125	113,168
2.45%, 10/01/22	600	578,478
3.05%, 11/15/27 (Call 08/15/27)	180	169,393
3.13%, 01/15/21	200	200,014

		9,173,243

307

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.0%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)(a)	$100	$98,713
3.25%, 09/15/26 (Call 06/15/26)	130	118,414
3.85%, 03/30/27 (Call 12/30/26)	50	47,022
4.35%, 02/15/24 (Call 01/15/24)	100	100,131
4.85%, 06/01/21	150	153,804

		518,084
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	100	98,475
2.95%, 09/01/27 (Call 06/01/27)	270	251,791
3.40%, 03/01/25 (Call 12/01/24)	75	73,449

		423,715

Total Corporate Bonds & Notes — 33.2%
(Cost: $673,372,312)		651,350,638

Foreign Government Obligations(f)

Canada — 0.6%
Export Development Canada
1.50%, 05/26/21	100	96,569
1.63%, 12/03/19(a)	500	493,980
1.63%, 01/17/20	75	73,982
1.75%, 07/21/20(a)	600	588,948
2.00%, 05/17/22	150	145,056
2.75%, 03/15/23	400	395,940
Hydro-Quebec, 9.40%, 02/01/21	502	565,056
Province of Alberta Canada
2.20%, 07/26/22	225	217,143
3.30%, 03/15/28	300	295,824
Province of British Columbia Canada
2.00%, 10/23/22	180	172,951
2.25%, 06/02/26	450	420,840
2.65%, 09/22/21	150	148,605
Province of Manitoba Canada
2.05%, 11/30/20	200	196,082
2.10%, 09/06/22	175	167,893
2.13%, 05/04/22	150	144,630
2.13%, 06/22/26	500	458,440
3.05%, 05/14/24	75	74,138
Province of New Brunswick Canada
2.50%, 12/12/22	50	48,516
3.63%, 02/24/28	100	100,470
Province of Ontario Canada
1.88%, 05/21/20	175	172,223
2.20%, 10/03/22	150	144,420
2.25%, 05/18/22	600	581,124
2.40%, 02/08/22	275	268,359
2.50%, 09/10/21	200	196,590
2.50%, 04/27/26	250	236,320
3.20%, 05/16/24	1,000	996,430
4.40%, 04/14/20	700	713,328
Province of Quebec Canada
2.38%, 01/31/22	125	122,159
2.50%, 04/20/26	650	615,882
2.63%, 02/13/23	350	342,629
2.75%, 08/25/21(a)	50	49,590
2.75%, 04/12/27(a)	400	381,488
3.50%, 07/29/20	525	529,394

Security	Par (000)	Value

Canada (continued)
Series NN, 7.13%, 02/09/24	$225	$264,299
Series QO, 2.88%, 10/16/24	450	441,135

		10,860,433
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22(a)	250	239,123
3.24%, 02/06/28 (Call 11/06/27)	400	377,664
3.25%, 09/14/21	200	200,256
3.88%, 08/05/20	650	657,683

		1,474,726
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	550	520,008
4.38%, 07/12/21	750	759,322
8.13%, 05/21/24	325	379,529
11.75%, 02/25/20	350	384,398

		2,043,257
Germany — 0.1%
FMS Wertmanagement
1.75%, 01/24/20	950	938,306
1.75%, 03/17/20	420	413,960

		1,352,266
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	390,654
5.38%, 03/25/24	470	495,474
5.75%, 11/22/23	530	564,466
6.25%, 01/29/20	300	308,661
6.38%, 03/29/21	550	579,695

		2,338,950
Indonesia — 0.0%
Indonesia Government International Bond, 4.10%, 04/24/28(a)	400	383,236

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	600	569,220
4.00%, 06/30/22	200	204,254

		773,474
Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	435	468,769

Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	750	674,070
2.00%, 11/04/21	300	289,884
2.13%, 11/16/20	350	343,280
2.13%, 02/10/25	400	373,132
2.25%, 11/04/26	250	230,095
2.38%, 07/21/22	600	581,886
2.38%, 11/16/22	750	725,407
2.50%, 06/01/22	500	487,650
2.75%, 11/16/27	250	235,570
2.88%, 06/01/27	480	458,928
2.88%, 07/21/27	500	476,785
3.13%, 07/20/21	250	249,850
3.25%, 07/20/28	250	244,673

308

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	$300	$304,704
Japan International Cooperation Agency, 2.13%, 10/20/26	280	255,158

		5,931,072
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	175	173,805
3.60%, 01/30/25	500	473,900
3.63%, 03/15/22	930	914,422
3.75%, 01/11/28	500	462,780
4.00%, 10/02/23	800	788,544
4.13%, 01/21/26	500	483,600
4.15%, 03/28/27	500	478,145

		3,775,196
Panama — 0.1%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	450	449,577
5.20%, 01/30/20	800	818,048
8.88%, 09/30/27	350	461,486

		1,729,111
Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	80	81,327
7.35%, 07/21/25	530	639,721

		721,048
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28(a)	200	185,406
4.00%, 01/15/21	400	404,892
5.50%, 03/30/26	362	396,701
6.50%, 01/20/20	100	103,749
10.63%, 03/16/25	300	411,183

		1,501,931
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	850	829,124
3.25%, 04/06/26	500	481,425
4.00%, 01/22/24	300	303,606
5.00%, 03/23/22	275	287,460
5.13%, 04/21/21	500	519,815

		2,421,430
South Korea — 0.2%
Export-Import Bank of Korea
2.25%, 01/21/20	1,050	1,038,859
2.63%, 05/26/26	200	182,274
2.75%, 01/25/22	500	488,195
2.88%, 01/21/25	400	376,412
4.00%, 01/29/21	100	101,149
5.00%, 04/11/22	800	835,632
Korea International Bond
3.50%, 09/20/28	200	197,010
5.63%, 11/03/25	250	280,408

		3,499,939
Supranational — 2.5%
African Development Bank
2.13%, 11/16/22	425	410,847
2.38%, 09/23/21	353	347,310
2.63%, 03/22/21	400	397,116

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank
1.38%, 03/23/20(a)	$600	$588,714
1.50%, 01/22/20(a)	1,095	1,078,849
1.63%, 05/05/20	625	614,100
1.63%, 03/16/21(a)	900	874,656
1.75%, 01/10/20	275	271,794
1.75%, 06/08/21(a)	950	923,067
1.75%, 09/13/22	200	191,046
1.88%, 02/18/22(a)	700	676,424
2.00%, 02/16/22	75	72,798
2.00%, 01/22/25	270	254,227
2.00%, 04/24/26	500	464,005
2.25%, 01/20/21	905	892,773
2.50%, 11/02/27	500	474,170
2.63%, 01/12/27(a)	550	529,358
2.75%, 03/17/23	600	593,850
2.75%, 01/19/28	250	241,750
Corp. Andina de Fomento
2.13%, 09/27/21	525	505,512
4.38%, 06/15/22	400	410,352
Council of Europe Development Bank
1.63%, 03/16/21	225	218,520
2.63%, 02/13/23	345	339,628
European Bank for Reconstruction & Development
1.50%, 03/16/20	1,125	1,105,627
1.50%, 11/02/21	250	239,823
1.63%, 05/05/20	100	98,255
1.88%, 02/23/22	150	144,854
2.00%, 02/01/21	25	24,519
2.13%, 03/07/22	250	243,318
2.75%, 04/26/21	100	99,567
2.75%, 03/07/23	300	296,757
European Investment Bank
1.38%, 06/15/20	345	337,155
1.38%, 09/15/21	450	431,185
1.63%, 03/16/20	475	467,599
1.63%, 08/14/20	100	97,867
1.63%, 06/15/21(a)	1,500	1,452,255
1.75%, 05/15/20	100	98,390
1.88%, 02/10/25	1,100	1,025,684
2.00%, 03/15/21	1,625	1,591,996
2.13%, 10/15/21	75	73,280
2.13%, 04/13/26	550	515,559
2.25%, 03/15/22	1,000	976,790
2.25%, 08/15/22	1,250	1,216,200
2.38%, 05/13/21	520	513,224
2.38%, 06/15/22	781	764,701
2.38%, 05/24/27	350	329,882
2.50%, 04/15/21	300	296,982
2.50%, 03/15/23	1,075	1,052,221
2.88%, 09/15/20	900	899,172
2.88%, 12/15/21	250	249,160
3.25%, 01/29/24	1,100	1,110,549
4.00%, 02/16/21	675	690,336
Inter-American Development Bank
1.25%, 09/14/21	525	501,370
1.38%, 07/15/20	800	780,984
1.63%, 05/12/20	750	736,777
1.75%, 04/14/22	875	840,499
1.75%, 09/14/22	415	396,354

309

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.88%, 06/16/20	$500	$492,405
1.88%, 03/15/21	75	73,278
2.13%, 11/09/20	550	541,590
2.13%, 01/18/22	500	487,235
2.13%, 01/15/25	750	711,000
2.38%, 07/07/27	100	94,112
2.50%, 01/18/23	750	735,585
2.63%, 04/19/21	800	794,632
3.00%, 02/21/24	900	898,749
3.13%, 09/18/28(a)	650	646,594
International Bank for Reconstruction & Development
1.38%, 05/24/21	625	602,144
1.63%, 09/04/20(a)	190	185,858
1.63%, 03/09/21(a)	1,200	1,166,484
1.75%, 04/19/23(a)	50	47,546
1.88%, 04/21/20	640	631,571
1.88%, 10/07/22	450	431,658
1.88%, 10/27/26	350	320,754
2.00%, 01/26/22	1,475	1,432,667
2.13%, 11/01/20	450	443,443
2.13%, 02/13/23(a)	200	193,414
2.13%, 03/03/25	200	189,844
2.25%, 06/24/21	1,425	1,401,502
2.50%, 11/25/24	290	281,491
2.50%, 07/29/25	900	869,913
2.50%, 11/22/27	100	94,930
2.75%, 07/23/21	250	248,880
3.00%, 09/27/23(a)	700	700,231
7.63%, 01/19/23	900	1,059,552
International Finance Corp.
1.13%, 07/20/21(a)	250	238,673
1.63%, 07/16/20	325	318,519
2.00%, 10/24/22(a)	175	168,634
2.13%, 04/07/26	250	234,898
Nordic Investment Bank
2.13%, 02/01/22	250	243,405
2.25%, 02/01/21	250	246,443

		48,297,391
Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	200	196,548
1.75%, 03/10/21	1,350	1,313,375

		1,509,923
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	225	222,660
4.50%, 08/14/24	455	461,156
8.00%, 11/18/22	200	224,794

		908,610

Total Foreign Government Obligations — 4.6%
(Cost: $92,509,412)		89,990,762

Municipal Debt Obligations

California — 0.0%
State of California GO
3.38%, 04/01/25	200	199,046
6.20%, 03/01/19	100	100,822
6.20%, 10/01/19	20	20,556

Security	Par (000)	Value

California (continued)
State of California GO BAB, 5.70%, 11/01/21	$300	$319,656

		640,080
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	249,560

Illinois — 0.1%
State of Illinois GO
4.95%, 06/01/23(a)	360	361,433
5.88%, 03/01/19	400	402,368

		763,801
New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(g)	50	47,558
Series B, 0.00%, 02/15/23 (AGM)(g)	600	505,908

		553,466
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	252,390

Total Municipal Debt Obligations — 0.1%
(Cost: $2,475,430)		2,459,297

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,555	2,547,514
Federal Home Loan Banks
1.38%, 11/15/19	400	394,784
1.38%, 09/28/20	500	486,840
1.75%, 06/12/20	350	344,229
2.38%, 12/13/19	400	398,304
2.63%, 10/01/20	200	199,144
2.75%, 12/13/24	250	244,985
2.88%, 09/11/20	600	599,964
3.13%, 06/13/25	3,730	3,718,213
3.25%, 11/16/28	320	318,669
3.63%, 06/11/21	3,100	3,153,475
Federal Home Loan Mortgage Corp.
1.38%, 05/01/20	1,500	1,470,585
1.88%, 11/17/20	935	917,431
2.38%, 02/16/21	2,260	2,235,569
2.38%, 01/13/22	1,450	1,427,757
Federal National Mortgage Association
1.25%, 05/06/21	200	192,510
1.38%, 02/26/21	600	580,596
1.38%, 10/07/21	3,850	3,692,881
1.63%, 01/21/20	8,000	7,898,080
1.88%, 04/05/22	250	241,958
2.00%, 01/05/22	1,000	973,910
2.38%, 01/19/23	2,725	2,668,102
2.63%, 09/06/24	1,000	978,700
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,492

		35,709,692
U.S. Government Obligations — 59.0%
U.S. Treasury Note/Bond
1.13%, 12/31/19	1,168	1,147,788
1.13%, 03/31/20	1,640	1,604,670
1.13%, 04/30/20	8,296	8,106,140
1.13%, 02/28/21	5,000	4,816,964
1.13%, 06/30/21	18,100	17,347,719

310

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 07/31/21	$8,000	$7,652,783
1.13%, 09/30/21	2,500	2,386,054
1.25%, 01/31/20	10,200	10,023,886
1.25%, 02/29/20	421	413,156
1.25%, 03/31/21	10,600	10,231,753
1.25%, 10/31/21	10,000	9,560,682
1.25%, 07/31/23	9,500	8,835,162
1.38%, 01/31/20	8,500	8,365,424
1.38%, 02/29/20	5,000	4,914,627
1.38%, 03/31/20	6,000	5,889,795
1.38%, 04/30/20	12,900	12,648,417
1.38%, 05/31/20	7,000	6,854,354
1.38%, 08/31/20	13,000	12,682,133
1.38%, 10/31/20	3,000	2,919,389
1.38%, 04/30/21	900	869,931
1.38%, 05/31/21	2,400	2,316,647
1.38%, 06/30/23	5,500	5,151,280
1.38%, 08/31/23	23,500	21,954,590
1.38%, 09/30/23	7,600	7,091,397
1.50%, 04/15/20	9,000	8,844,562
1.50%, 05/31/20	26,800	26,288,986
1.50%, 06/15/20	2,000	1,960,945
1.50%, 02/28/23	11,000	10,405,801
1.50%, 03/31/23	4,000	3,779,493
1.50%, 08/15/26	13,000	11,703,671
1.63%, 12/31/19	5,000	4,940,014
1.63%, 03/15/20	4,100	4,039,932
1.63%, 06/30/20	11,000	10,799,719
1.63%, 07/31/20	12,750	12,504,892
1.63%, 10/15/20	3,000	2,935,292
1.63%, 11/30/20	20,750	20,271,881
1.63%, 08/15/22	11,000	10,526,885
1.63%, 08/31/22	1,000	956,583
1.63%, 11/15/22	9,019	8,606,603
1.63%, 04/30/23	10,250	9,726,611
1.63%, 05/31/23	1,000	948,138
1.63%, 02/15/26	10,100	9,242,543
1.63%, 05/15/26	11,000	10,032,436
1.75%, 10/31/20	400	392,049
1.75%, 12/31/20	6,000	5,873,649
1.75%, 02/28/22	194	187,479
1.75%, 03/31/22	10,200	9,848,638
1.75%, 04/30/22	8,000	7,716,425
1.75%, 05/15/22	4,000	3,856,821
1.75%, 06/30/22	8,000	7,704,365
1.75%, 09/30/22	11,000	10,561,820
1.75%, 01/31/23	24,200	23,148,629
1.75%, 05/15/23	14,445	13,775,658
1.88%, 06/30/20	12,000	11,826,617
1.88%, 11/30/21	6,000	5,838,116
1.88%, 01/31/22	9,000	8,739,194
1.88%, 02/28/22	3,000	2,910,639
1.88%, 03/31/22	6,000	5,817,433
1.88%, 04/30/22	4,000	3,874,819
1.88%, 07/31/22	13,000	12,562,243
1.88%, 08/31/22	10,500	10,136,102
1.88%, 09/30/22	5,000	4,823,841
1.88%, 10/31/22	9,000	8,674,205
1.88%, 08/31/24	2,000	1,894,114
2.00%, 09/30/20	16,000	15,766,936

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/30/20	$11,080	$10,904,848
2.00%, 02/28/21	4,950	4,862,144
2.00%, 05/31/21	9,000	8,821,735
2.00%, 08/31/21	9,000	8,804,130
2.00%, 10/31/21	1,000	976,910
2.00%, 11/15/21	8,000	7,814,923
2.00%, 12/31/21	9,500	9,269,549
2.00%, 07/31/22	7,000	6,792,920
2.00%, 11/30/22	13,200	12,777,791
2.00%, 02/15/23	8,345	8,060,703
2.00%, 04/30/24	11,500	10,993,626
2.00%, 05/31/24	8,000	7,642,139
2.00%, 06/30/24	8,000	7,635,793
2.00%, 02/15/25	16,000	15,170,384
2.00%, 08/15/25	10,800	10,193,851
2.00%, 11/15/26	10,900	10,155,782
2.13%, 08/31/20	23,120	22,846,990
2.13%, 01/31/21	7,000	6,898,128
2.13%, 06/30/21	2,600	2,555,401
2.13%, 08/15/21	17,295	16,977,612
2.13%, 09/30/21	5,000	4,904,565
2.13%, 12/31/21	4,250	4,161,591
2.13%, 06/30/22	13,500	13,167,772
2.13%, 12/31/22	9,400	9,136,285
2.13%, 11/30/23	7,000	6,758,293
2.13%, 02/29/24	4,800	4,624,723
2.13%, 03/31/24	10,000	9,628,755
2.13%, 07/31/24	7,750	7,441,241
2.13%, 09/30/24	2,000	1,917,450
2.13%, 11/30/24	6,000	5,744,045
2.13%, 05/15/25	16,550	15,778,012
2.25%, 02/29/20	3,500	3,477,162
2.25%, 03/31/21	9,300	9,182,301
2.25%, 04/30/21	1,000	987,022
2.25%, 12/31/23	8,000	7,764,939
2.25%, 01/31/24	4,800	4,656,348
2.25%, 10/31/24	7,000	6,753,946
2.25%, 11/15/24	14,000	13,498,802
2.25%, 11/15/25	16,000	15,315,654
2.25%, 02/15/27	20,800	19,705,181
2.25%, 08/15/27	29,500	27,826,616
2.25%, 11/15/27	27,500	25,884,375
2.38%, 12/31/20	5,100	5,055,493
2.38%, 08/15/24	6,900	6,711,223
2.38%, 05/15/27	14,000	13,373,250
2.50%, 03/31/23	10,000	9,857,974
2.50%, 08/15/23	2,040	2,007,722
2.50%, 05/15/24	9,275	9,095,344
2.63%, 08/15/20	4,500	4,485,323
2.63%, 11/15/20	6,875	6,849,425
2.63%, 06/15/21	1,300	1,293,649
2.63%, 06/30/23	4,750	4,704,321
2.75%, 09/30/20	15,000	14,981,217
2.75%, 04/30/23	19,500	19,419,483
2.75%, 11/15/23	7,150	7,113,199
2.75%, 02/15/28	28,050	27,473,178
2.88%, 09/30/23	8,000	8,006,471
2.88%, 08/15/28	3,000	2,964,691
3.13%, 05/15/21	10,600	10,676,169
3.50%, 05/15/20	25,853	26,106,054

311

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.63%, 02/15/20	$12,010	$12,126,151
3.63%, 02/15/21	756	768,891
6.00%, 02/15/26	2,500	2,996,955
6.38%, 08/15/27	2,000	2,516,663
6.50%, 11/15/26	4,000	5,003,457
6.75%, 08/15/26	1,000	1,261,840
6.88%, 08/15/25	2,000	2,478,842
7.50%, 11/15/24	750	937,914
7.63%, 11/15/22	3,000	3,531,928
7.88%, 02/15/21	3,700	4,096,649
8.00%, 11/15/21	3,700	4,237,091
8.75%, 05/15/20	850	921,975
8.75%, 08/15/20	8,000	8,780,691

		1,156,533,190

Total U.S. Government & Agency Obligations — 60.8%
(Cost: $1,222,843,661)		1,192,242,882

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(h)(i)(j)	31,118	31,117,894

Total Short-Term Investments — 1.6%
(Cost: $31,117,894)		31,117,894

Total Investments in Securities — 100.3%
(Cost: $2,022,318,709)		1,967,161,473

Other Assets, Less Liabilities — (0.3)%		(6,059,475)

Net Assets — 100.0%		$1,961,101,998

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Investments are denominated in U.S. dollars.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	24,961	6,157	(a)	—	31,118	$31,117,894	$255,701	(b)	$—	$—
PNC Bank N.A.
2.15%, 04/29/21(c)	250	—		—	250	241,570	4,344		—	(2,117)
2.30%, 06/01/20(c)	500	—		—	500	491,840	9,333		—	(3,138)
2.45%, 11/05/20(c)	250	—		—	250	245,018	4,080		—	(1,294)
2.50%, 01/22/21(c)	250	—		—	250	244,960	5,014		—	(1,964)
2.70%, 11/01/22(c)	250	50		—	300	288,069	6,106		—	(3,209)
3.25%, 06/01/25(c)	250	—		—	250	240,280	4,962		—	(4,544)
4.20%, 11/01/25(c)	500	—		—	500	503,475	12,547		—	(10,537)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	150	—		—	150	140,979	3,883		—	(3,596)
3.30%, 03/08/22(c)	400	—		—	400	395,564	8,230		—	(5,946)
3.90%, 04/29/24(c)	250	—		—	250	247,637	7,020		—	(7,088)
4.38%, 08/11/20(c)	400	—		—	400	406,184	8,286		—	(2,441)
5.13%, 02/08/20(c)	—	50		—	50	51,042	609		—	(135)

312

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Intermediate Government/Credit Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
6.88%, 05/15/19(c)	650	—	(650)	—	$—	$3,975	$(3,101)	$4,527

					$34,614,512	$334,090	$(3,101)	$(41,482)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$651,350,638	$—	$651,350,638
Foreign Government Obligations	—	89,990,762	—	89,990,762
Municipal Debt Obligations	—	2,459,297	—	2,459,297
U.S. Government & Agency Obligations	—	1,192,242,882	—	1,192,242,882
Money Market Funds	31,117,894	—	—	31,117,894

	$31,117,894	$1,936,043,579	$—	$1,967,161,473

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
RB	Revenue Bond

313

Schedule of Investments (unaudited) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
WPP Finance 2010
5.13%, 09/07/42	$130	$121,104
5.63%, 11/15/43(a)	250	246,418

		367,522
Aerospace & Defense — 1.9%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	200	169,521
3.55%, 03/01/38 (Call 09/01/37)(a)	130	119,266
3.65%, 03/01/47 (Call 09/01/46)	200	177,518
3.85%, 11/01/48 (Call 05/01/48)	75	69,042
5.88%, 02/15/40	250	301,025
6.63%, 02/15/38	16	20,757
6.88%, 03/15/39	182	241,865
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(a)	300	274,438
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	175	173,783
5.05%, 04/27/45 (Call 10/27/44)	200	201,974
6.15%, 12/15/40	100	114,581
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)(a)	300	272,886
3.80%, 03/01/45 (Call 09/01/44)	450	399,226
4.07%, 12/15/42	390	361,977
4.09%, 09/15/52 (Call 03/15/52)	545	493,950
4.50%, 05/15/36 (Call 11/15/35)	250	253,408
4.70%, 05/15/46 (Call 11/15/45)	300	305,791
Series B, 6.15%, 09/01/36(a)	250	294,768
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	95	83,305
4.03%, 10/15/47 (Call 04/15/47)	675	603,347
4.75%, 06/01/43	300	299,682
5.05%, 11/15/40	200	207,025
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	327,172
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	98,815
4.70%, 12/15/41	250	264,680
4.88%, 10/15/40	212	229,286
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	400	369,050
4.80%, 12/15/43 (Call 06/15/43)	150	147,743
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	420	349,970
4.05%, 05/04/47 (Call 11/04/46)	300	262,870
4.15%, 05/15/45 (Call 11/16/44)	400	357,068
4.50%, 06/01/42	1,165	1,089,462
4.63%, 11/16/48 (Call 05/16/48)	650	625,280
5.40%, 05/01/35	121	129,251
5.70%, 04/15/40	280	307,794
6.05%, 06/01/36	150	168,862
6.13%, 07/15/38	250	284,345
7.50%, 09/15/29	330	415,308

		10,866,091
Agriculture — 1.2%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)(a)	425	341,626
4.25%, 08/09/42	375	321,751
4.50%, 05/02/43	350	312,269
5.38%, 01/31/44	565	556,455

Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$349	$329,152
4.50%, 03/15/49 (Call 09/15/48)	100	98,810
4.54%, 03/26/42	378	383,342
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	930	786,574
4.54%, 08/15/47 (Call 02/15/47)	775	628,642
Philip Morris International Inc.
3.88%, 08/21/42	275	233,891
4.13%, 03/04/43	325	288,856
4.25%, 11/10/44(a)	425	380,006
4.38%, 11/15/41	200	182,658
4.50%, 03/20/42	230	215,008
4.88%, 11/15/43	250	243,279
6.38%, 05/16/38	525	606,358
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	250	250,119
5.85%, 08/15/45 (Call 02/12/45)	635	613,681
6.15%, 09/15/43	150	152,220
7.25%, 06/15/37	103	117,206

		7,041,903
Apparel — 0.2%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	255	214,533
3.63%, 05/01/43 (Call 11/01/42)	400	355,198
3.88%, 11/01/45 (Call 05/01/45)	225	208,143
VF Corp., 6.45%, 11/01/37	125	153,661

		931,535
Auto Manufacturers — 0.8%
Daimler Finance North America LLC, 8.50%, 01/18/31	575	766,825
Ford Motor Co.
4.75%, 01/15/43	500	376,374
5.29%, 12/08/46 (Call 06/08/46)	400	321,351
7.40%, 11/01/46	169	164,453
7.45%, 07/16/31	725	747,482
General Motors Co.
5.00%, 04/01/35	455	384,577
5.15%, 04/01/38 (Call 10/01/37)	400	340,210
5.20%, 04/01/45(a)	330	274,073
5.40%, 04/01/48 (Call 10/01/47)	250	215,825
6.25%, 10/02/43	450	412,072
6.60%, 04/01/36 (Call 10/01/35)	425	411,501
6.75%, 04/01/46 (Call 10/01/45)	340	330,493

		4,745,236
Auto Parts & Equiptment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	100	85,029
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	185	166,236

		251,265
Banks — 7.9%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(a)(b)(c)	675	580,648
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	500	464,808
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	450	422,611
4.88%, 04/01/44	100	100,416
5.00%, 01/21/44	410	416,891
5.88%, 02/07/42	450	513,729
6.11%, 01/29/37	900	980,529
7.75%, 05/14/38	675	867,701
Series L, 4.75%, 04/21/45	8	7,731

314

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America N.A., 6.00%, 10/15/36	$400	$452,164
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	750	693,825
Barclays PLC
4.95%, 01/10/47	500	433,022
5.25%, 08/17/45(a)	500	451,278
BNP Paribas SA, 7.20%, (Call 06/25/37)(b)(c)(d)(e)	200	208,200
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)(c)	100	87,781
4.28%, 04/24/48 (Call 10/24/47)(a)(b)(c)	325	292,213
4.65%, 07/30/45	475	451,591
4.65%, 07/23/48 (Call 06/23/48)	350	333,977
4.75%, 05/18/46	550	505,531
5.30%, 05/06/44	400	397,691
5.88%, 02/22/33	75	80,323
5.88%, 01/30/42	400	443,800
6.00%, 10/31/33	200	216,416
6.13%, 08/25/36	282	307,279
6.63%, 06/15/32	750	858,261
6.68%, 09/13/43	425	500,720
8.13%, 07/15/39	720	983,676
Commonwealth Bank of Australia, 4.32%, 01/10/48(a)(d)	550	467,696
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	645	695,222
5.25%, 08/04/45	291	292,432
5.75%, 12/01/43	350	376,420
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	636	618,477
Fifth Third Bancorp., 8.25%, 03/01/38	405	535,210
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	223,755
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	575	502,120
4.41%, 04/23/39 (Call 04/23/38)(b)(c)	650	596,398
4.75%, 10/21/45 (Call 04/21/45)	600	568,920
4.80%, 07/08/44 (Call 01/08/44)	600	574,419
5.15%, 05/22/45	600	575,064
6.25%, 02/01/41(a)	775	879,497
6.45%, 05/01/36	25	27,847
6.75%, 10/01/37	1,800	2,055,851
HSBC Bank USA N.A., 7.00%, 01/15/39	250	306,566
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	350	378,305
HSBC Holdings PLC
5.25%, 03/14/44(a)	350	341,250
6.10%, 01/14/42	225	257,469
6.50%, 05/02/36	800	895,007
6.50%, 09/15/37	775	869,822
6.80%, 06/01/38(a)	800	929,574
7.63%, 05/17/32	300	369,226
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	850	757,127
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	80	68,474
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	500	436,498
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	500	454,645
4.85%, 02/01/44	200	199,531
4.95%, 06/01/45	660	657,156
5.40%, 01/06/42	500	534,611
5.50%, 10/15/40	550	594,263
5.60%, 07/15/41(a)	610	672,750
5.63%, 08/16/43	500	542,637
6.40%, 05/15/38	760	909,809

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
4.34%, 01/09/48	$675	$527,124
5.30%, 12/01/45(a)	200	181,006
Mitsubishi UFJ Financial Group Inc., 4.29%, 07/26/38	225	219,274
Morgan Stanley
4.30%, 01/27/45	825	749,473
4.38%, 01/22/47	975	891,187
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	500	475,716
6.38%, 07/24/42	550	657,082
7.25%, 04/01/32(a)	600	745,893
Regions Financial Corp., 7.38%, 12/10/37	235	295,078
Royal Bank of Scotland Group PLC, 5.08%, 01/27/30 (Call 01/27/29)(b)(c)	450	429,857
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)(d)	200	192,155
Standard Chartered PLC
5.30%, 01/09/43(d)	200	186,121
5.70%, 03/26/44(d)	700	687,978
State Street Corp., 4.14%, 12/03/29 (Call 12/03/28)(b)(c)	50	50,120
UBS AG/London, 4.50%, 06/26/48(a)(d)	400	394,462
Wachovia Corp., 5.50%, 08/01/35	500	527,081
Wells Fargo & Co.
3.90%, 05/01/45	600	533,115
4.40%, 06/14/46(a)	800	719,366
4.65%, 11/04/44	800	740,377
4.75%, 12/07/46	875	827,476
4.90%, 11/17/45	600	576,289
5.38%, 02/07/35(a)	465	497,745
5.38%, 11/02/43	635	648,822
5.61%, 01/15/44	750	793,945
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	300,606
Wells Fargo Capital X, 5.95%, 12/15/36	200	208,000

		44,272,208
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(d)	2,000	1,881,355
4.90%, 02/01/46 (Call 08/01/45)(d)	3,000	2,788,705
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	365	302,289
4.63%, 02/01/44	425	379,329
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	350	279,596
4.38%, 04/15/38 (Call 10/15/37)	240	215,413
4.44%, 10/06/48 (Call 04/06/48)	550	475,400
4.60%, 04/15/48 (Call 10/15/47)(a)	885	794,022
4.75%, 04/15/58 (Call 10/15/57)	350	307,275
4.95%, 01/15/42	550	521,025
8.00%, 11/15/39	236	307,147
8.20%, 01/15/39	350	462,540
Bacardi Ltd., 5.30%, 05/15/48 (Call 11/15/47)(d)	425	390,348
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	118	119,525
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	271	281,505
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)(a)	350	292,684
5.25%, 11/15/48 (Call 05/15/48)	40	39,730
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	100	93,713
5.88%, 09/30/36	250	290,344

315

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42(a)	$250	$246,566
7.45%, 04/15/35	11	14,828
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	200	184,963
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	75	64,262
4.50%, 11/15/45 (Call 08/15/45)	350	303,936
4.99%, 05/25/38 (Call 11/25/37)(d)	400	381,739
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	450	374,488
5.00%, 05/01/42	500	467,617
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	540	468,815
3.60%, 08/13/42	200	180,748
4.00%, 03/05/42	207	196,460
4.00%, 05/02/47 (Call 11/02/46)	200	190,349
4.25%, 10/22/44 (Call 04/22/44)	250	247,145
4.45%, 04/14/46 (Call 10/14/45)(a)	300	305,060
4.60%, 07/17/45 (Call 01/17/45)(a)	250	261,130
Pernod Ricard SA, 5.50%, 01/15/42(d)	100	106,860

		14,216,911
Biotechnology — 1.6%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	965	883,585
4.56%, 06/15/48 (Call 12/15/47)(a)	500	464,032
4.66%, 06/15/51 (Call 12/15/50)	1,385	1,282,180
4.95%, 10/01/41(a)	245	242,574
5.15%, 11/15/41 (Call 05/15/41)	410	416,213
5.75%, 03/15/40	115	126,236
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	125	122,977
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	505	507,348
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	400	334,190
4.55%, 02/20/48 (Call 08/20/47)	350	303,083
4.63%, 05/15/44 (Call 11/15/43)	525	456,103
5.00%, 08/15/45 (Call 02/15/45)	575	530,201
5.25%, 08/15/43	300	287,116
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	135	123,760
4.15%, 03/01/47 (Call 09/01/46)(a)	625	554,232
4.50%, 02/01/45 (Call 08/01/44)(a)	485	454,970
4.60%, 09/01/35 (Call 03/01/35)(a)	550	537,077
4.75%, 03/01/46 (Call 09/01/45)(a)	590	567,465
4.80%, 04/01/44 (Call 10/01/43)	635	618,326
5.65%, 12/01/41 (Call 06/01/41)	405	443,075

		9,254,743
Building Materials — 0.4%
CRH America Finance Inc., 4.50%, 04/04/48 (Call 10/04/47)(d)	400	346,440
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	225	202,871
4.63%, 07/02/44 (Call 01/02/44)(f)	75	69,275
4.95%, 07/02/64 (Call 01/02/64)(f)	300	269,512
5.13%, 09/14/45 (Call 03/14/45)	270	271,112
6.00%, 01/15/36(a)	100	109,996
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	250	199,551
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	100	82,401

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$300	$228,779
7.00%, 12/01/36	173	189,549
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	325	267,450
4.70%, 03/01/48 (Call 09/01/47)(d)	175	149,869

		2,386,805
Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	110	107,515
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)	200	219,000
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	465	417,774
4.38%, 11/15/42 (Call 05/15/42)	365	313,266
4.63%, 10/01/44 (Call 04/01/44)(a)	200	176,872
5.25%, 11/15/41 (Call 08/15/41)	375	363,211
5.55%, 11/30/48 (Call 05/30/48)(d)	40	40,368
7.38%, 11/01/29	210	251,886
9.40%, 05/15/39	180	251,352
DowDuPont Inc.
5.32%, 11/15/38 (Call 05/15/38)	350	357,062
5.42%, 11/15/48 (Call 05/15/48)	500	509,300
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	510	446,325
4.80%, 09/01/42 (Call 03/01/42)	208	189,688
EI du Pont de Nemours & Co., 4.15%, 02/15/43	248	274,334
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	200	176,448
5.00%, 09/26/48 (Call 03/26/48)	85	82,026
Lubrizol Corp. (The), 6.50%, 10/01/34	120	149,873
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	350	314,816
5.25%, 07/15/43(a)	240	225,311
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	390	323,253
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	150	132,979
Mexichem SAB de CV, 5.88%, 09/17/44(d)	200	173,000
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	333	337,591
5.63%, 11/15/43 (Call 05/15/43)(a)	200	200,256
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	337	298,676
4.90%, 06/01/43 (Call 12/01/42)	275	255,882
5.25%, 01/15/45 (Call 07/15/44)	4	3,880
5.63%, 12/01/40	200	205,683
5.88%, 12/01/36	101	107,429
6.13%, 01/15/41 (Call 07/15/40)	225	240,688
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)(a)	300	261,858
Rohm & Haas Co., 7.85%, 07/15/29	100	123,713
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	150	120,757
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	200	168,112
4.50%, 06/01/47 (Call 12/01/46)	625	551,988
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(d)	250	201,315
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)(a)	355	297,733
5.00%, 08/15/46 (Call 02/15/46)	225	203,304

		9,074,524

316

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.3%
California Institute of Technology
4.32%, 08/01/45	$12	$12,118
4.70%, 11/01/11	100	99,345
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	195,650
DP World Ltd.
5.63%, 09/25/48(d)	200	183,750
6.85%, 07/02/37(d)	600	655,920
Ecolab Inc.
3.70%, 11/01/46 (Call 05/01/46)	50	42,854
3.95%, 12/01/47 (Call 06/01/47)	430	389,236
5.50%, 12/08/41	66	73,830
ERAC USA Finance LLC, 7.00%, 10/15/37(a)(d)	1,000	1,227,675
George Washington University (The)
4.87%, 09/15/45	16	17,266
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	575	549,516
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	11	10,495
Massachusetts Institute of Technology
3.96%, 07/01/38	9	8,894
4.68%, 07/01/14	150	156,307
5.60%, 07/01/11	375	467,401
Moody’s Corp., 5.25%, 07/15/44	250	264,228
Northwestern University, 4.64%, 12/01/44	355	379,473
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	375	325,217
3.30%, 07/15/56 (Call 01/15/56)	250	208,529
Princeton University, 5.70%, 03/01/39	350	427,658
S&P Global Inc.
4.50%, 05/15/48 (Call 11/15/47)	100	97,089
6.55%, 11/15/37	161	197,033
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	9	8,345
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	180,220
University of Southern California
3.03%, 10/01/39	275	241,697
5.25%, 10/01/11	250	275,987
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	109,942
Wesleyan University, 4.78%, 07/01/16	50	47,827
Western Union Co. (The), 6.20%, 11/17/36	210	206,189
William Marsh Rice University
3.57%, 05/15/45	301	278,305
3.77%, 05/15/55	125	115,158

		7,453,154
Computers — 1.7%
Apple Inc.
3.45%, 02/09/45	475	406,527
3.75%, 09/12/47 (Call 03/12/47)(a)	500	450,750
3.75%, 11/13/47 (Call 05/13/47)	250	222,988
3.85%, 05/04/43	800	734,152
3.85%, 08/04/46 (Call 02/04/46)	550	498,348
4.25%, 02/09/47 (Call 08/09/46)	450	436,762
4.38%, 05/13/45	625	617,187
4.45%, 05/06/44(a)	425	423,974
4.50%, 02/23/36 (Call 08/23/35)	525	543,175
4.65%, 02/23/46 (Call 08/23/45)(a)	1,050	1,070,125
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(d)	450	485,463
8.35%, 07/15/46 (Call 01/15/46)(d)	650	716,488
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	300	289,633
6.35%, 10/15/45 (Call 04/15/45)	550	509,479

Security	Par (000)	Value

Computers (continued)
HP Inc., 6.00%, 09/15/41	$470	$455,972
International Business Machines Corp.
4.00%, 06/20/42	500	442,913
4.70%, 02/19/46(a)	250	244,159
5.60%, 11/30/39	360	393,514
5.88%, 11/29/32	291	340,240
7.13%, 12/01/96	25	31,465
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	150	124,405

		9,437,719
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	175	158,705
4.00%, 08/15/45	280	266,049
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	121,974
4.38%, 06/15/45 (Call 12/15/44)	350	349,808
6.00%, 05/15/37	180	215,471
Procter & Gamble Co. (The), 3.50%, 10/25/47	450	407,455
Unilever Capital Corp., 5.90%, 11/15/32	925	1,107,885

		2,627,347
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	213,725
4.20%, 05/15/47 (Call 11/15/46)	150	139,048
4.60%, 06/15/45 (Call 12/15/44)	200	195,839

		548,612
Diversified Financial Services — 1.7%
American Express Co., 4.05%, 12/03/42	370	338,925
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(d)	400	361,470
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	290	267,853
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(d)	110	106,719
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	135	129,600
5.30%, 09/15/43 (Call 03/15/43)	100	112,671
Credit Suisse USA Inc., 7.13%, 07/15/32	368	462,708
FMR LLC, 6.50%, 12/14/40(d)	500	605,837
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,500	2,827,232
Invesco Finance PLC, 5.38%, 11/30/43	41	43,691
Jefferies Group LLC
6.25%, 01/15/36	100	98,657
6.50%, 01/20/43	225	224,548
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	550	476,732
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(d)	500	505,536
Legg Mason Inc., 5.63%, 01/15/44	200	192,574
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)(a)	150	139,852
3.95%, 02/26/48 (Call 08/26/47)	145	138,582
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	50,529
4.40%, 11/01/48 (Call 05/01/48)	65	63,939
Series C, 8.00%, 03/01/32	271	371,267
Raymond James Financial Inc., 4.95%, 07/15/46	320	304,911

317

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	$275	$249,644
4.15%, 12/14/35 (Call 06/14/35)	650	653,694
4.30%, 12/14/45 (Call 06/14/45)	575	575,268

		9,302,439
Electric — 12.5%
Abu Dhabi National Energy Co. PJSC, 4.88%, 04/23/30(d)	800	789,360
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	300	265,283
4.00%, 12/01/46 (Call 06/01/46)	150	139,072
4.25%, 09/15/48 (Call 03/15/48)	250	237,588
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	150	132,012
3.85%, 12/01/42	100	90,440
4.15%, 08/15/44 (Call 02/15/44)	302	283,535
4.30%, 01/02/46 (Call 07/02/45)	325	316,074
6.00%, 03/01/39	270	316,438
6.13%, 05/15/38	200	237,033
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	225	199,445
4.15%, 03/15/46 (Call 09/15/45)	350	333,377
4.50%, 03/15/49 (Call 09/15/48)	150	150,960
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	10,510
4.45%, 06/01/45 (Call 12/01/44)	200	193,620
7.00%, 04/01/38	100	124,180
Series L, 5.80%, 10/01/35	25	27,599
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	243,235
4.35%, 11/15/45 (Call 05/15/45)	45	43,655
4.50%, 04/01/42 (Call 10/01/41)	301	299,042
5.05%, 09/01/41 (Call 03/01/41)	125	130,748
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	150	147,132
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	575	494,496
4.45%, 01/15/49 (Call 07/15/48)(d)	575	550,490
4.50%, 02/01/45 (Call 08/01/44)	400	384,660
5.15%, 11/15/43 (Call 05/15/43)	120	125,369
5.95%, 05/15/37	350	405,670
6.13%, 04/01/36	900	1,050,669
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	135,303
4.35%, 05/01/33 (Call 02/01/33)	275	270,330
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	225	195,972
3.95%, 03/01/48 (Call 09/01/47)	140	128,849
4.50%, 04/01/44 (Call 10/01/43)	200	201,455
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	150	143,400
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(d)	250	248,965
5.95%, 12/15/36	100	110,370
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	100	98,895
4.88%, 03/01/44 (Call 09/01/43)	150	152,369
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	197	183,357
Comision Federal de Electricidad, 6.13%, 06/16/45(d)	400	364,504

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	$100	$87,350
3.70%, 03/01/45 (Call 09/01/44)	200	176,969
3.80%, 10/01/42 (Call 04/01/42)	200	180,039
4.00%, 03/01/48 (Call 09/01/47)(a)	525	485,585
4.35%, 11/15/45 (Call 05/15/45)	100	97,830
4.60%, 08/15/43 (Call 02/15/43)	100	101,543
4.70%, 01/15/44 (Call 04/15/43)	200	207,966
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	225	204,226
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	100	93,561
4.30%, 04/15/44 (Call 10/15/43)	50	49,270
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	300	264,393
3.95%, 03/01/43 (Call 09/01/42)	300	271,838
4.45%, 03/15/44 (Call 09/15/43)	260	252,141
4.50%, 12/01/45 (Call 06/01/45)	207	201,649
4.50%, 05/15/58 (Call 11/15/57)	175	161,424
4.63%, 12/01/54 (Call 06/01/54)	115	109,010
5.70%, 06/15/40	300	341,685
Series 05-A, 5.30%, 03/01/35	100	107,199
Series 06-A, 5.85%, 03/15/36	125	143,891
Series 06-B, 6.20%, 06/15/36	150	177,745
Series 07-A, 6.30%, 08/15/37	100	119,670
Series 08-B, 6.75%, 04/01/38	200	251,131
Series 09-C, 5.50%, 12/01/39	200	220,755
Series 12-A, 4.20%, 03/15/42	8	7,524
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	210	186,711
Series C, 4.30%, 12/01/56 (Call 06/01/56)	205	184,288
Series E, 4.65%, 12/01/48 (Call 06/01/48)	50	49,802
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	166,770
3.95%, 05/15/43 (Call 11/15/42)	75	70,520
3.95%, 07/15/47 (Call 01/15/47)	200	185,162
4.05%, 05/15/48 (Call 11/15/47)	100	95,740
4.35%, 04/15/49 (Call 10/15/48)	100	98,878
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	234,856
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	75	72,107
7.00%, 06/15/38	230	277,928
Series B, 5.95%, 06/15/35	125	136,267
Series C, 4.05%, 09/15/42 (Call 03/15/42)	400	347,165
Series C, 4.90%, 08/01/41 (Call 02/01/41)	62	60,939
Series E, 6.30%, 03/15/33	275	316,452
Series F, 5.25%, 08/01/33	405	425,667
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	200	179,303
3.70%, 06/01/46 (Call 12/01/45)	135	119,702
4.30%, 07/01/44 (Call 01/01/44)	103	101,467
Series A, 4.00%, 04/01/43 (Call 10/01/42)	208	197,706
Series A, 4.05%, 05/15/48 (Call 11/15/47)	190	179,234
DTE Energy Co., 6.38%, 04/15/33	135	157,589
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	218,022
3.75%, 06/01/45 (Call 12/01/44)	165	146,102
3.88%, 03/15/46 (Call 09/15/45)	250	224,320
3.95%, 03/15/48 (Call 09/15/47)	250	227,513
4.00%, 09/30/42 (Call 03/30/42)	250	230,943
4.25%, 12/15/41 (Call 06/15/41)	300	288,578

318

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.30%, 02/15/40	$260	$288,561
6.00%, 01/15/38	57	67,642
6.05%, 04/15/38	300	355,525
6.10%, 06/01/37	200	232,284
6.45%, 10/15/32	86	104,011
Series A, 6.00%, 12/01/28(a)	16	18,481
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	285	239,176
4.80%, 12/15/45 (Call 06/15/45)	201	198,107
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	230	191,159
3.85%, 11/15/42 (Call 05/15/42)	280	253,642
5.65%, 04/01/40	150	172,901
6.35%, 09/15/37	100	124,717
6.40%, 06/15/38	250	310,560
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	100	89,453
6.12%, 10/15/35	250	298,385
6.35%, 08/15/38	46	56,516
6.45%, 04/01/39	300	372,033
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	250	218,532
4.10%, 05/15/42 (Call 11/15/41)	150	139,798
4.10%, 03/15/43 (Call 09/15/42)	186	175,999
4.15%, 12/01/44 (Call 06/01/44)	275	258,513
4.20%, 08/15/45 (Call 02/15/45)	250	236,747
4.38%, 03/30/44 (Call 09/30/43)	300	294,102
6.30%, 04/01/38	250	307,405
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	100	99,744
6.00%, 05/15/35(a)	150	165,165
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(d)	625	591,204
4.88%, 01/22/44(d)	1,000	901,173
5.00%, 09/21/48 (Call 03/21/48)(d)	1,000	890,026
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)(a)	585	545,153
Enel Finance International NV
4.75%, 05/25/47(d)	500	406,750
4.88%, 06/14/29(d)	1,000	921,781
6.00%, 10/07/39(d)	275	269,663
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	180	161,777
4.00%, 03/15/33 (Call 12/15/32)	500	488,352
4.20%, 09/01/48 (Call 03/01/48)	200	192,256
4.95%, 01/15/45 (Call 01/15/25)	100	100,523
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	450	417,985
4.95%, 06/15/35 (Call 12/15/34)	375	373,035
5.10%, 06/15/45 (Call 12/15/44)	69	70,048
5.63%, 06/15/35	400	423,493
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	270	258,869
5.75%, 10/01/41 (Call 04/01/41)	20	19,718
6.25%, 10/01/39	325	335,502
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	700	672,926
Series C, 7.38%, 11/15/31	600	757,256
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	305	271,275
3.80%, 12/15/42 (Call 06/15/42)	200	182,701

Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$105	$97,476
4.05%, 06/01/42 (Call 12/01/41)	200	192,847
4.05%, 10/01/44 (Call 04/01/44)	250	237,953
4.13%, 02/01/42 (Call 08/01/41)	225	216,761
4.13%, 06/01/48 (Call 12/01/47)	360	346,975
4.95%, 06/01/35	200	213,214
5.25%, 02/01/41 (Call 08/01/40)	200	221,023
5.65%, 02/01/37	96	110,951
5.69%, 03/01/40(a)	124	145,571
5.95%, 02/01/38	350	419,339
Georgia Power Co.
4.30%, 03/15/42	550	494,150
4.30%, 03/15/43	246	222,093
Series 10-C, 4.75%, 09/01/40	263	251,701
Iberdrola International BV, 6.75%, 07/15/36	150	174,404
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	250	238,442
6.05%, 03/15/37	105	118,044
Series K, 4.55%, 03/15/46 (Call 09/15/45)	150	148,773
Series L, 3.75%, 07/01/47 (Call 01/01/47)	250	219,997
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	325	281,225
6.25%, 07/15/39	5	6,124
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	75	80,448
Kansas City Power & Light Co.
4.20%, 03/15/48 (Call 09/15/47)	225	209,525
5.30%, 10/01/41 (Call 04/01/41)	195	207,958
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	314	343,701
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	340	299,222
4.25%, 05/01/46 (Call 11/01/45)	111	108,514
4.40%, 10/15/44 (Call 04/15/44)	225	224,528
4.80%, 09/15/43 (Call 03/15/43)	200	211,334
5.75%, 11/01/35	11	12,579
6.75%, 12/30/31	11	13,806
Minejesa Capital BV, 5.63%, 08/10/37(d)	500	427,528
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	250	224,636
National Grid USA, 5.80%, 04/01/35	180	201,083
Nevada Power Co., Series N, 6.65%, 04/01/36	200	252,214
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(d)	900	813,944
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(a)	350	303,389
3.60%, 05/15/46 (Call 11/15/45)	50	43,955
4.00%, 08/15/45 (Call 02/15/45)	90	84,201
4.13%, 05/15/44 (Call 11/15/43)	7	6,666
5.35%, 11/01/39	5	5,633
6.25%, 06/01/36	106	129,893
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	161	155,727
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	100,035
5.50%, 03/15/40	241	269,920
Oglethorpe Power Corp.
4.20%, 12/01/42	35	31,502
4.25%, 04/01/46 (Call 10/01/45)	50	44,700
4.55%, 06/01/44	500	466,907
5.25%, 09/01/50	25	24,747
5.38%, 11/01/40	175	188,925
5.95%, 11/01/39	5	5,647

319

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ohio Edison Co.
6.88%, 07/15/36	$290	$364,364
8.25%, 10/15/38	65	90,114
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)(a)	200	189,770
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	150	132,274
4.15%, 04/01/47 (Call 10/01/46)	350	327,348
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	100	90,387
4.55%, 12/01/41 (Call 06/01/41)	150	153,282
5.25%, 09/30/40	305	340,876
5.30%, 06/01/42 (Call 12/01/41)	285	319,082
7.25%, 01/15/33	200	262,206
Pacific Gas & Electric Co.
3.95%, 12/01/47 (Call 06/01/47)	300	225,322
4.00%, 12/01/46 (Call 06/01/46)	150	114,456
4.25%, 03/15/46 (Call 09/15/45)	11	8,417
4.30%, 03/15/45 (Call 09/15/44)	50	39,114
4.60%, 06/15/43 (Call 12/15/42)	13	10,665
4.75%, 02/15/44 (Call 08/15/43)	175	146,193
5.13%, 11/15/43 (Call 05/15/43)	200	172,970
5.40%, 01/15/40	350	310,046
5.80%, 03/01/37	225	207,743
6.05%, 03/01/34	1,200	1,149,469
6.25%, 03/01/39	400	378,224
6.35%, 02/15/38	50	47,733
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	95	90,938
4.13%, 01/15/49 (Call 07/15/48)(a)	250	236,748
6.00%, 01/15/39	350	420,455
6.10%, 08/01/36	105	125,085
6.25%, 10/15/37	50	61,124
6.35%, 07/15/38	150	184,426
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	227,733
4.15%, 10/01/44 (Call 04/01/44)	200	193,208
5.95%, 10/01/36	111	129,593
Pennsylvania Electric Co., 6.15%, 10/01/38	75	86,219
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(d)	1,000	975,141
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	116	110,124
6.50%, 11/15/37	175	218,837
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	250	217,707
4.70%, 06/01/43 (Call 12/01/42)	50	47,923
5.00%, 03/15/44 (Call 09/15/43)	300	298,450
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	200	184,965
4.15%, 06/15/48 (Call 12/15/47)	205	196,868
6.25%, 05/15/39	161	198,999
Progress Energy Inc., 7.75%, 03/01/31	359	466,579
PSEG Power LLC, 8.63%, 04/15/31	265	344,743
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	200	175,652
3.80%, 06/15/47 (Call 12/15/46)	300	270,548
4.10%, 06/15/48 (Call 12/15/47)	250	240,351
4.30%, 03/15/44 (Call 09/15/43)	150	146,924
4.75%, 08/15/41 (Call 02/15/41)	5	5,092
6.50%, 08/01/38	100	125,365
Series 17, 6.25%, 09/01/37	60	75,034

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	$50	$61,560
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	220	191,136
3.65%, 09/01/42 (Call 03/01/42)	75	66,872
3.80%, 03/01/46 (Call 09/01/45)	225	203,157
3.95%, 05/01/42 (Call 11/01/41)	250	233,274
4.05%, 05/01/48 (Call 11/01/47)	155	145,465
4.15%, 11/01/45 (Call 05/01/45)	25	23,671
5.50%, 03/01/40	50	57,343
5.80%, 05/01/37	150	173,900
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	108,881
5.64%, 04/15/41 (Call 10/15/40)	235	262,545
5.76%, 10/01/39	200	230,384
5.80%, 03/15/40	56	64,575
6.27%, 03/15/37	5	6,098
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	100	92,690
4.50%, 08/15/40	100	99,094
6.00%, 06/01/39	163	188,976
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(a)	200	174,137
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(d)	600	591,948
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	900	759,053
4.00%, 02/01/48 (Call 08/01/47)	400	329,587
6.00%, 10/15/39	275	299,160
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	250	224,620
4.35%, 02/01/42 (Call 08/01/41)	100	94,736
4.50%, 06/01/64 (Call 12/01/63)	250	222,320
4.60%, 06/15/43 (Call 12/15/42)	116	113,114
5.10%, 06/01/65 (Call 12/01/64)	190	185,193
5.30%, 05/15/33	5	5,234
5.45%, 02/01/41 (Call 08/01/40)	35	37,894
6.05%, 01/15/38	248	279,502
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	400	349,807
4.05%, 03/15/42 (Call 09/15/41)	95	84,267
4.50%, 09/01/40 (Call 03/01/40)	48	45,034
4.65%, 10/01/43 (Call 04/01/43)	200	193,282
5.50%, 03/15/40	217	224,285
5.63%, 02/01/36	150	155,551
6.00%, 01/15/34	266	281,972
6.05%, 03/15/39	150	163,892
6.65%, 04/01/29	250	271,582
Series 04-G, 5.75%, 04/01/35	105	108,209
Series 05-E, 5.35%, 07/15/35	150	151,812
Series 06-E, 5.55%, 01/15/37	355	368,653
Series 08-A, 5.95%, 02/01/38	150	160,745
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	205	176,698
Series C, 3.60%, 02/01/45 (Call 08/01/44)	200	164,542
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	250	232,187
4.40%, 07/01/46 (Call 01/01/46)	350	315,367
Southern Power Co.
5.15%, 09/15/41	325	313,885
5.25%, 07/15/43	50	48,877

320

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
6.20%, 03/15/40	$150	$173,706
Series J, 3.90%, 04/01/45 (Call 10/01/44)	300	261,663
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	85,219
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	360	300,353
3.70%, 08/15/47 (Call 02/15/47)	250	218,921
4.50%, 08/15/41 (Call 02/15/41)	100	99,447
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	250	241,308
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(d)	500	456,770
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	75	69,482
4.20%, 05/15/45 (Call 11/15/44)	250	225,378
4.35%, 05/15/44 (Call 11/15/43)	150	144,700
4.45%, 06/15/49 (Call 12/15/48)	150	142,985
Toledo Edison Co. (The), 6.15%, 05/15/37	200	233,717
TransAlta Corp., 6.50%, 03/15/40	100	93,551
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	100	100,531
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	233,855
8.45%, 03/15/39	111	160,433
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	106,389
4.45%, 02/15/44 (Call 08/15/43)	150	145,844
8.88%, 11/15/38	400	596,502
Series A, 6.00%, 05/15/37	50	58,008
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	6,547
Series B, 6.00%, 01/15/36	250	291,193
Series D, 4.65%, 08/15/43 (Call 02/15/43)	71	71,233
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	5	4,697
4.13%, 03/01/42 (Call 09/01/41)	300	286,626
4.25%, 12/01/45 (Call 06/01/45)	200	193,490
4.63%, 09/01/43 (Call 03/01/43)	105	106,818
Wisconsin Electric Power Co., 4.30%, 10/15/48 (Call 04/15/48)(a)	120	117,182
Wisconsin Power & Light Co., 6.38%, 08/15/37	225	275,861
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	205	215,969
Xcel Energy Inc., 6.50%, 07/01/36	100	124,135

		70,134,305
Electronics — 0.2%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	250	201,738
4.70%, 03/15/37 (Call 09/15/36)	50	46,813
4.75%, 03/15/42(a)	100	92,584
5.35%, 11/15/48 (Call 05/15/48)	100	100,000
5.75%, 08/15/40	200	211,616
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	225	206,659
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	250	232,033
Tyco Electronics Group SA, 7.13%, 10/01/37	200	255,969

		1,347,412
Engineering & Construction — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(d)	1,200	897,000

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	33,569

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	$250	$234,723
4.10%, 03/01/45 (Call 09/01/44)	275	259,291

		527,583
Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	12,693
Campbell Soup Co.
3.80%, 08/02/42	56	41,031
4.80%, 03/15/48 (Call 09/15/47)(a)	355	301,824
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	600	574,894
8.25%, 09/15/30	100	129,074
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	4,146
4.55%, 04/17/38 (Call 10/17/37)	250	227,577
4.70%, 04/17/48 (Call 10/17/47)	200	178,791
5.40%, 06/15/40	165	164,875
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(d)	200	172,280
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	100	86,030
Ingredion Inc., 6.63%, 04/15/37	50	60,254
JM Smucker Co. (The)
4.25%, 03/15/35	400	356,684
4.38%, 03/15/45(a)	100	87,140
Kellogg Co.
4.50%, 04/01/46	225	200,361
Series B, 7.45%, 04/01/31	320	396,721
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	400	422,396
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,210	988,252
4.63%, 01/30/29 (Call 10/30/28)(a)	750	729,826
5.00%, 07/15/35 (Call 01/15/35)	400	367,974
5.00%, 06/04/42	500	449,979
5.20%, 07/15/45 (Call 01/15/45)	385	349,762
6.50%, 02/09/40	400	426,212
6.88%, 01/26/39	465	520,149
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	250	198,712
4.45%, 02/01/47 (Call 08/01/46)(a)	215	186,879
5.00%, 04/15/42 (Call 10/15/41)	100	92,843
5.15%, 08/01/43 (Call 02/01/43)	300	286,528
5.40%, 07/15/40 (Call 01/15/40)	200	198,329
6.90%, 04/15/38	300	345,057
7.50%, 04/01/31	150	181,391
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	200	180,365
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	275	255,792
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(d)	250	237,985
4.00%, 09/24/48 (Call 03/24/48)(d)	500	471,322
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	150	136,662
4.50%, 04/01/46 (Call 10/01/45)	296	274,347
4.85%, 10/01/45 (Call 04/01/45)	100	98,015
5.38%, 09/21/35	150	158,685
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	400	382,641
5.10%, 09/28/48 (Call 03/28/48)	45	43,234
5.15%, 08/15/44 (Call 02/15/44)	325	312,990

		11,290,702

321

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	$200	$187,652
Domtar Corp., 6.75%, 02/15/44 (Call 08/15/43)	60	59,734
Georgia-Pacific LLC
7.75%, 11/15/29	335	438,040
8.88%, 05/15/31	189	271,362
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	250	208,671
4.40%, 08/15/47 (Call 02/15/47)	400	337,115
4.80%, 06/15/44 (Call 12/15/43)	300	265,092
5.00%, 09/15/35 (Call 03/15/35)	110	106,736
5.15%, 05/15/46 (Call 11/15/45)	175	162,500
6.00%, 11/15/41 (Call 05/15/41)	400	416,845
7.30%, 11/15/39(a)	330	388,637
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(d)	200	203,200

		3,045,584
Gas — 0.9%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	400	372,802
4.15%, 01/15/43 (Call 07/15/42)	145	138,275
4.30%, 10/01/48 (Call 04/01/48)	100	96,464
5.50%, 06/15/41 (Call 12/15/40)	5	5,570
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)(d)	800	755,838
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	145,542
5.85%, 01/15/41 (Call 07/15/40)	335	380,286
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)(a)	225	215,187
4.80%, 11/01/43 (Call 05/01/43)	115	112,170
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)	145	125,164
4.80%, 02/15/44 (Call 08/15/43)	195	189,004
5.25%, 02/15/43 (Call 08/15/42)	475	483,657
5.65%, 02/01/45 (Call 08/01/44)	276	287,237
5.95%, 06/15/41 (Call 12/15/40)	200	220,206
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(a)	150	148,150
4.66%, 02/01/44 (Call 08/01/43)	225	232,081
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	153	151,793
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,486
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	175	170,028
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	212,576
4.40%, 06/01/43 (Call 12/01/42)	71	65,155
4.40%, 05/30/47 (Call 11/30/46)	90	81,291
5.88%, 03/15/41 (Call 09/15/40)(a)	325	361,726
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	100	86,520

		5,041,208
Hand & Machine Tools — 0.1%
Snap-On Inc., 4.10%, 03/01/48 (Call 09/01/47)	195	182,801
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	100	99,629
5.20%, 09/01/40	200	211,661

		494,091

Security	Par (000)	Value

Health Care - Products — 1.7%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)(a)	$685	$697,791
4.75%, 04/15/43 (Call 10/15/42)	350	353,953
4.90%, 11/30/46 (Call 05/30/46)	650	672,959
5.30%, 05/27/40	250	268,241
6.00%, 04/01/39	300	343,583
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	450	362,091
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)(a)	550	509,635
4.69%, 12/15/44 (Call 06/15/44)	500	458,598
5.00%, 11/12/40	100	96,413
Boston Scientific Corp.
7.00%, 11/15/35	130	160,438
7.38%, 01/15/40	150	190,468
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)(a)	100	97,819
Koninklijke Philips NV, 5.00%, 03/15/42	419	434,073
Medtronic Inc.
4.38%, 03/15/35	950	953,155
4.50%, 03/15/42 (Call 09/15/41)	86	84,375
4.63%, 03/15/44 (Call 09/15/43)	350	353,331
4.63%, 03/15/45(a)	1,225	1,249,126
5.55%, 03/15/40	300	338,243
6.50%, 03/15/39	100	124,061
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	405	361,602
4.38%, 05/15/44 (Call 12/15/43)	120	112,364
4.63%, 03/15/46 (Call 09/15/45)(a)	180	176,530
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	350	316,793
5.30%, 02/01/44 (Call 08/01/43)	250	266,162
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	300	262,461
4.45%, 08/15/45 (Call 07/15/45)	100	87,580
5.75%, 11/30/39(a)	200	204,276

		9,536,121
Health Care - Services — 2.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	250	208,108
4.13%, 11/15/42 (Call 05/15/42)	200	172,531
4.50%, 05/15/42 (Call 11/15/41)	250	227,537
4.75%, 03/15/44 (Call 09/15/43)	225	212,739
6.63%, 06/15/36	290	341,990
6.75%, 12/15/37	135	161,631
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	635	569,152
4.55%, 03/01/48 (Call 09/01/47)	475	438,558
4.63%, 05/15/42(a)	500	467,857
4.65%, 01/15/43	420	398,739
4.65%, 08/15/44 (Call 02/15/44)	250	236,750
5.10%, 01/15/44	75	74,205
Ascension Health
3.95%, 11/15/46	608	563,343
4.85%, 11/15/53	11	11,723
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	232,677
4.19%, 11/15/45 (Call 05/15/45)	166	160,806
Catholic Health Initiatives, 4.35%, 11/01/42	325	283,978
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)(a)	485	394,881
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	200	192,368

322

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Dignity Health
4.50%, 11/01/42	$100	$90,031
5.27%, 11/01/64	100	95,278
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	50	47,591
Halfmoon Parent Inc.
4.80%, 08/15/38 (Call 02/15/38)(d)	1,000	962,260
4.90%, 12/15/48 (Call 06/15/48)(d)	700	666,432
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	235	223,868
4.80%, 03/15/47 (Call 09/14/46)	215	211,853
4.95%, 10/01/44 (Call 04/01/44)	250	250,199
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	55,863
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	650	618,622
4.88%, 04/01/42	100	108,366
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	300	274,996
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	10,501
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	275	263,073
Series 2015, 4.20%, 07/01/55	300	288,408
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	100	96,280
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	150	134,004
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	19,932
4.06%, 08/01/56	350	328,777
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	400	350,952
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	221,721
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	272	255,722
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	250	230,559
Texas Health Resources, 4.33%, 11/15/55	9	8,658
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	200	178,184
3.95%, 10/15/42 (Call 04/15/42)	82	75,826
4.20%, 01/15/47 (Call 07/15/46)	250	239,533
4.25%, 03/15/43 (Call 09/15/42)	425	411,228
4.25%, 04/15/47 (Call 10/15/46)	275	264,941
4.25%, 06/15/48 (Call 12/15/47)	375	361,117
4.38%, 03/15/42 (Call 09/15/41)	250	245,337
4.63%, 07/15/35(a)	500	517,456
4.63%, 11/15/41 (Call 05/15/41)	100	101,977
4.75%, 07/15/45	800	824,090
5.70%, 10/15/40 (Call 04/15/40)	100	116,915
5.80%, 03/15/36	250	288,935
5.95%, 02/15/41 (Call 08/15/40)	200	236,944
6.50%, 06/15/37	100	125,107
6.63%, 11/15/37	111	140,582
6.88%, 02/15/38	300	390,738

		15,682,429
Home Furnishings — 0.1%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)(a)	395	319,647

Household Products & Wares — 0.2%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	200	164,785
3.90%, 05/04/47 (Call 11/04/46)	310	291,510

Security	Par (000)	Value

Household Products & Wares (continued)
5.30%, 03/01/41	$31	$35,320
6.63%, 08/01/37(a)	295	379,476

		871,091
Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	200	186,587
5.50%, 04/01/46 (Call 10/01/45)	550	496,588

		683,175
Insurance — 5.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	135,010
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	285	256,383
4.75%, 01/15/49 (Call 07/15/48)	100	99,468
6.45%, 08/15/40	65	75,809
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	121,675
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	80	75,312
4.50%, 06/15/43	320	316,908
5.35%, 06/01/33(a)	68	76,320
5.55%, 05/09/35	376	422,196
5.95%, 04/01/36	50	58,616
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	200	175,907
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	540	463,488
4.38%, 01/15/55 (Call 07/15/54)	300	242,850
4.50%, 07/16/44 (Call 01/16/44)	375	324,839
4.70%, 07/10/35 (Call 01/10/35)	300	277,978
4.75%, 04/01/48 (Call 10/01/47)	385	345,783
4.80%, 07/10/45 (Call 01/10/45)	300	272,927
6.25%, 05/01/36	450	479,499
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	225	207,354
4.75%, 05/15/45 (Call 11/15/44)	246	231,668
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	60	60,358
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	220	222,697
Assurant Inc., 6.75%, 02/15/34	135	151,269
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(d)	550	484,577
AXA SA, 8.60%, 12/15/30	840	1,056,300
AXIS Specialty Finance PLC, 5.15%, 04/01/45	75	69,734
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	225	213,642
4.30%, 05/15/43	118	114,131
4.40%, 05/15/42	385	378,035
5.75%, 01/15/40(a)	250	285,842
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	235	234,820
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	425	318,048
Chubb Corp. (The), 6.00%, 05/11/37	210	245,528
Chubb INA Holdings Inc.
4.15%, 03/13/43	350	331,711
4.35%, 11/03/45 (Call 05/03/45)(a)	600	586,400
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	200	195,772
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(b)(c)(d)	60	57,219
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(c)(d)	300	267,309
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(d)	200	190,373

323

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	$14	$12,690
4.40%, 03/15/48 (Call 09/15/47)(a)	100	91,033
5.95%, 10/15/36	200	223,308
6.10%, 10/01/41	375	430,836
6.63%, 03/30/40	35	41,412
Liberty Mutual Group Inc., 4.85%, 08/01/44(d)	750	715,050
Liberty Mutual Insurance Co., 7.70%, 10/15/97(d)	35	45,333
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)(a)	400	357,244
6.15%, 04/07/36	175	196,481
6.30%, 10/09/37	16	18,487
7.00%, 06/15/40	125	153,790
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	200	181,108
6.00%, 02/01/35	150	169,315
Manulife Financial Corp., 5.38%, 03/04/46	400	426,709
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	100	86,408
5.00%, 04/05/46	150	146,377
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	285	251,993
4.35%, 01/30/47 (Call 07/30/46)	207	188,684
5.88%, 08/01/33	150	170,074
Massachusetts Mutual Life Insurance Co., 4.50%, 04/15/65(d)	500	458,111
MetLife Inc.
4.05%, 03/01/45	500	448,815
4.13%, 08/13/42	425	389,500
4.60%, 05/13/46 (Call 12/13/45)(a)	400	392,317
4.88%, 11/13/43(a)	475	481,345
5.70%, 06/15/35	550	608,660
6.38%, 06/15/34(a)	100	118,623
6.40%, 12/15/36 (Call 12/15/31)	445	449,450
6.50%, 12/15/32	315	381,868
10.75%, 08/01/39 (Call 08/01/34)	66	98,340
Series N, 4.72%, 12/15/44	300	296,795
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(d)	75	90,782
Nationwide Financial Services Inc., 5.30%, 11/18/44(d)	350	359,195
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(d)	350	515,418
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)(d)	1,000	1,198,928
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)(d)	600	522,123
Principal Financial Group Inc.
4.35%, 05/15/43	300	270,996
4.63%, 09/15/42	5	4,748
6.05%, 10/15/36	191	219,693
Progressive Corp. (The)
3.70%, 01/26/45	150	131,734
4.13%, 04/15/47 (Call 10/15/46)	200	186,575
4.20%, 03/15/48 (Call 09/15/47)	300	282,920
4.35%, 04/25/44	136	134,174
6.25%, 12/01/32	200	242,108
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	225	193,165
3.94%, 12/07/49 (Call 06/07/49)	300	258,706
4.42%, 03/27/48 (Call 09/27/47)	250	234,637
4.60%, 05/15/44	275	264,847
5.70%, 12/14/36	350	383,550
6.63%, 06/21/40	5	6,179

Security	Par (000)	Value

Insurance (continued)
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	$175	$201,939
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (Call 11/15/46)(a)(d)	1,250	1,172,297
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	198,276
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	250	219,924
4.00%, 05/30/47 (Call 11/30/46)	200	183,820
4.05%, 03/07/48 (Call 09/07/47)(a)	210	195,100
4.30%, 08/25/45 (Call 02/25/45)	150	145,052
4.60%, 08/01/43	66	66,605
5.35%, 11/01/40(a)	200	222,512
6.25%, 06/15/37	225	272,356
6.75%, 06/20/36	275	347,588
Travelers Property Casualty Corp., 6.38%, 03/15/33	300	369,036
Unum Group, 5.75%, 08/15/42	210	212,071
Voya Financial Inc.
4.80%, 06/15/46	100	93,547
5.70%, 07/15/43	235	249,966
WR Berkley Corp., 4.75%, 08/01/44	200	192,650
XLIT Ltd., 5.50%, 03/31/45	226	229,709

		28,226,837
Internet — 0.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	300	262,257
4.20%, 12/06/47 (Call 06/06/47)	700	605,829
4.50%, 11/28/34 (Call 05/28/34)	600	568,437
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)(a)	150	141,816
4.05%, 08/22/47 (Call 02/22/47)(a)	1,000	939,259
4.25%, 08/22/57 (Call 02/22/57)	900	842,631
4.80%, 12/05/34 (Call 06/05/34)	860	902,570
4.95%, 12/05/44 (Call 06/05/44)	360	385,832
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	450	333,502

		4,982,133
Iron & Steel — 0.5%
ArcelorMittal, 7.00%, 10/15/39	250	265,139
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	199	206,931
6.40%, 12/01/37	291	343,873
Vale Overseas Ltd.
6.88%, 11/21/36(a)	850	952,000
6.88%, 11/10/39	400	451,316
8.25%, 01/17/34	355	433,544

		2,652,803
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	100	90,345

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	357	347,250
Caterpillar Inc.
3.80%, 08/15/42	750	676,713
4.30%, 05/15/44 (Call 11/15/43)	100	98,137
4.75%, 05/15/64 (Call 11/15/63)	225	219,129
5.20%, 05/27/41	335	362,470
5.30%, 09/15/35	11	11,900
6.05%, 08/15/36(a)	111	129,825
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)(a)	175	182,976

324

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)(a)	$245	$232,221
5.38%, 10/16/29	200	222,775
7.13%, 03/03/31	101	128,018
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	250	265,288
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(a)	225	211,410

		3,088,112
Manufacturing — 1.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	250	205,553
3.63%, 10/15/47 (Call 04/15/47)	265	239,265
3.88%, 06/15/44	150	140,784
5.70%, 03/15/37	150	176,686
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	40,218
Eaton Corp.
4.00%, 11/02/32	800	764,883
4.15%, 11/02/42	250	227,204
General Electric Co.
4.13%, 10/09/42	775	600,326
4.50%, 03/11/44	700	562,972
5.88%, 01/14/38	750	697,755
6.15%, 08/07/37	405	386,980
6.88%, 01/10/39	500	511,490
Series A, 6.75%, 03/15/32	1,030	1,050,899
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)(a)	300	282,846
4.88%, 09/15/41 (Call 03/15/41)	200	213,809
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	150	135,963
5.75%, 06/15/43	150	164,317
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	140	133,002
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	75	69,820
4.20%, 11/21/34 (Call 05/21/34)	100	96,987
4.45%, 11/21/44 (Call 05/21/44)	200	196,494
Series A, 6.25%, 05/15/38	100	121,512
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)(d)	150	123,293
4.20%, 03/16/47(a)(d)	1,250	1,206,542
4.40%, 05/27/45(d)	100	98,651

		8,448,251
Media — 5.5%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	275	282,531
4.95%, 10/15/45 (Call 04/15/45)	200	211,699
5.40%, 10/01/43	75	83,870
6.15%, 03/01/37	475	570,734
6.15%, 02/15/41(a)	500	605,794
6.20%, 12/15/34	500	595,321
6.40%, 12/15/35	302	371,142
6.55%, 03/15/33	275	341,724
6.65%, 11/15/37	300	380,900
6.90%, 08/15/39	36	46,148
7.75%, 12/01/45	150	216,171
7.85%, 03/01/39	200	285,142
8.15%, 10/17/36	100	141,116

Security	Par (000)	Value

Media (continued)
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	$260	$229,861
4.85%, 07/01/42 (Call 01/01/42)	135	125,367
4.90%, 08/15/44 (Call 02/15/44)	245	224,928
5.50%, 05/15/33	150	154,476
5.90%, 10/15/40 (Call 04/15/40)	115	120,563
7.88%, 07/30/30(a)	200	247,546
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	400	364,328
5.38%, 05/01/47 (Call 11/01/46)	700	623,905
5.75%, 04/01/48 (Call 10/01/47)	445	414,450
6.38%, 10/23/35 (Call 04/23/35)	615	627,864
6.48%, 10/23/45 (Call 04/23/45)	1,100	1,099,432
6.83%, 10/23/55 (Call 04/23/55)	150	151,975
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	625	516,429
3.40%, 07/15/46 (Call 01/15/46)	550	439,772
3.90%, 03/01/38 (Call 09/01/37)	300	269,537
3.97%, 11/01/47 (Call 05/01/47)	600	515,531
4.00%, 03/01/48 (Call 09/01/47)	50	43,919
4.00%, 11/01/49 (Call 05/01/49)	715	618,300
4.05%, 11/01/52 (Call 05/01/52)	300	254,690
4.20%, 08/15/34 (Call 02/15/34)	580	548,397
4.25%, 10/15/30 (Call 07/15/30)	295	291,156
4.25%, 01/15/33	1,400	1,357,567
4.40%, 08/15/35 (Call 02/25/35)	555	529,941
4.50%, 01/15/43	200	188,049
4.60%, 10/15/38 (Call 04/15/38)	1,000	978,408
4.60%, 08/15/45 (Call 02/15/45)	610	586,769
4.65%, 07/15/42(a)	300	289,388
4.70%, 10/15/48 (Call 04/15/48)	1,050	1,022,399
4.75%, 03/01/44	275	266,109
4.95%, 10/15/58 (Call 04/15/58)	750	735,577
5.65%, 06/15/35	111	120,016
6.40%, 05/15/38	62	71,734
6.45%, 03/15/37	100	116,982
6.50%, 11/15/35	475	556,366
6.95%, 08/15/37	75	91,118
7.05%, 03/15/33	161	199,383
Cox Communications Inc., 8.38%, 03/01/39(d)	750	941,504
Discovery Communications LLC
4.88%, 04/01/43	150	133,922
4.95%, 05/15/42	250	223,938
5.00%, 09/20/37 (Call 03/20/37)	375	346,417
5.20%, 09/20/47 (Call 03/20/47)	400	368,820
6.35%, 06/01/40	375	398,307
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	500	420,918
6.63%, 01/15/40	300	309,688
Historic TW Inc., 6.63%, 05/15/29(a)	100	115,180
NBCUniversal Media LLC
4.45%, 01/15/43	250	234,462
5.95%, 04/01/41	700	774,147
Thomson Reuters Corp.
5.50%, 08/15/35	150	151,199
5.65%, 11/23/43 (Call 05/23/43)	125	127,606
5.85%, 04/15/40(a)	250	258,794

325

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	$400	$315,356
5.50%, 09/01/41 (Call 03/01/41)	500	448,383
5.88%, 11/15/40 (Call 05/15/40)	400	379,196
6.55%, 05/01/37	450	456,505
6.75%, 06/15/39	365	376,576
7.30%, 07/01/38	550	594,821
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	300	361,982
Viacom Inc.
4.38%, 03/15/43	475	384,954
5.25%, 04/01/44 (Call 10/01/43)	200	186,332
5.85%, 09/01/43 (Call 03/01/43)	350	346,989
6.88%, 04/30/36	450	488,416
Walt Disney Co. (The)
3.00%, 07/30/46	125	98,586
3.70%, 12/01/42	200	179,773
4.13%, 06/01/44(a)	200	193,644
4.38%, 08/16/41	250	245,716
7.00%, 03/01/32	200	261,423
Series E, 4.13%, 12/01/41	200	191,096
Warner Media LLC
4.65%, 06/01/44 (Call 12/01/43)	360	309,402
4.85%, 07/15/45 (Call 01/15/45)	175	154,592
4.90%, 06/15/42	235	205,147
5.35%, 12/15/43(a)	325	304,531
5.38%, 10/15/41(a)	350	332,228
6.10%, 07/15/40	100	101,002
6.25%, 03/29/41	200	209,863
7.70%, 05/01/32	125	155,124

		31,211,063
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	152,903
4.38%, 06/15/45 (Call 12/15/44)	86	84,792
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	100	98,331
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	60	52,409

		388,435
Mining — 1.4%
Barrick Gold Corp., 5.25%, 04/01/42	345	336,813
Barrick North America Finance LLC
5.70%, 05/30/41	375	389,983
5.75%, 05/01/43	300	309,617
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	325	343,359
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	440	416,096
5.00%, 09/30/43	450	475,012
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(d)	600	528,973
4.50%, 08/01/47 (Call 02/01/47)(d)	1,000	916,940
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	286	283,480
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)(a)	300	278,652
5.88%, 04/01/35(a)	125	132,303
6.25%, 10/01/39(a)	450	482,574
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	12,412
6.13%, 12/15/33	11	12,920
7.25%, 03/15/31	275	347,595
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	385	414,593

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	$263	$245,980
4.75%, 03/22/42 (Call 09/22/41)(a)	330	338,929
Southern Copper Corp.
5.25%, 11/08/42	375	342,343
5.88%, 04/23/45	375	369,982
6.75%, 04/16/40	450	484,176
7.50%, 07/27/35	300	342,000
Vale Canada Ltd., 7.20%, 09/15/32	100	108,950

		7,913,682
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	70	62,463

Oil & Gas — 7.9%
Anadarko Finance Co., 7.50%, 05/01/31	225	260,872
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	430	365,222
6.20%, 03/15/40	250	261,618
6.45%, 09/15/36	330	351,086
6.60%, 03/15/46 (Call 09/15/45)(a)	470	517,621
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	390	315,186
4.75%, 04/15/43 (Call 10/15/42)	300	257,201
5.10%, 09/01/40 (Call 03/01/40)	330	294,953
6.00%, 01/15/37	422	433,945
7.75%, 12/15/29	165	199,940
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	250	240,899
Burlington Resources Finance Co., 7.20%, 08/15/31	300	378,975
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	350	330,126
5.85%, 02/01/35	150	155,793
6.25%, 03/15/38	325	353,131
6.45%, 06/30/33	200	226,937
6.50%, 02/15/37	50	55,368
6.75%, 02/01/39	25	29,538
7.20%, 01/15/32	300	351,087
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	550	468,949
5.40%, 06/15/47 (Call 12/15/46)	450	375,042
6.75%, 11/15/39	400	386,711
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	369,004
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	405,596
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)(a)	485	451,676
Conoco Funding Co., 7.25%, 10/15/31	300	378,761
ConocoPhillips
5.90%, 10/15/32	113	129,604
5.90%, 05/15/38	175	202,446
6.50%, 02/01/39	725	884,710
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	114,104
7.40%, 12/01/31	350	459,152
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	200	191,082
5.95%, 03/15/46 (Call 09/15/45)	175	206,509
ConocoPhillips Holding Co., 6.95%, 04/15/29	1,100	1,330,782
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	278	234,992
5.00%, 06/15/45 (Call 12/15/44)	250	217,065
5.60%, 07/15/41 (Call 01/15/41)	525	490,755

326

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ecopetrol SA
5.88%, 05/28/45	$300	$274,275
7.38%, 09/18/43	475	514,188
Encana Corp.
6.50%, 08/15/34	300	319,832
6.50%, 02/01/38	400	443,075
6.63%, 08/15/37	30	32,398
7.20%, 11/01/31	100	115,726
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	300	277,825
Equinor ASA
3.95%, 05/15/43	325	297,206
4.25%, 11/23/41	350	336,823
4.80%, 11/08/43	300	313,164
5.10%, 08/17/40	305	330,449
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	100	88,151
4.11%, 03/01/46 (Call 09/01/45)(a)	875	845,433
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(d)	800	866,026
Hess Corp.
5.60%, 02/15/41	400	349,986
5.80%, 04/01/47 (Call 10/01/46)	200	178,785
6.00%, 01/15/40	250	231,267
7.13%, 03/15/33	225	240,673
7.30%, 08/15/31	385	424,412
KazMunayGas National Co. JSC, 6.38%, 10/24/48(d)	800	766,000
Kerr-McGee Corp., 7.88%, 09/15/31	14	16,829
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	234,787
6.60%, 10/01/37	300	323,828
6.80%, 03/15/32	166	187,969
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)(d)	300	255,933
4.75%, 09/15/44 (Call 03/15/44)	250	222,272
5.00%, 09/15/54 (Call 03/15/54)	200	177,745
6.50%, 03/01/41 (Call 09/01/40)	425	462,801
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(d)	250	255,992
Nexen Energy ULC
6.40%, 05/15/37	400	471,478
7.50%, 07/30/39	400	533,474
7.88%, 03/15/32	160	211,366
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	50	42,876
5.05%, 11/15/44 (Call 05/15/44)	350	304,268
5.25%, 11/15/43 (Call 05/15/43)	250	222,709
6.00%, 03/01/41 (Call 09/01/40)	400	391,510
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	400	360,622
4.20%, 03/15/48 (Call 09/15/47)	75	69,125
4.40%, 04/15/46 (Call 10/15/45)	400	379,400
4.63%, 06/15/45 (Call 12/15/44)	450	440,566
Pertamina Persero PT, 6.45%, 05/30/44(d)	1,400	1,410,609
Petro-Canada
5.35%, 07/15/33	125	134,359
5.95%, 05/15/35	11	12,368
6.80%, 05/15/38	510	590,945
Petroleos del Peru SA, 4.75%, 06/19/32(d)	600	559,500
Petroleos Mexicanos
5.50%, 06/27/44	750	562,365
5.63%, 01/23/46	875	654,063
6.38%, 01/23/45	1,250	1,005,812

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 06/02/41	$1,050	$867,311
6.63%, 06/15/35	1,000	874,500
6.63%, 06/15/38	300	255,375
6.75%, 09/21/47	2,100	1,737,750
Petronas Capital Ltd., 4.50%, 03/18/45(d)	400	384,961
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	585	562,031
4.88%, 11/15/44 (Call 05/15/44)	515	487,521
5.88%, 05/01/42	440	472,673
Shell International Finance BV
3.75%, 09/12/46	200	178,474
4.00%, 05/10/46	725	673,815
4.13%, 05/11/35	625	606,747
4.38%, 05/11/45	1,025	1,009,441
4.55%, 08/12/43	450	452,308
5.50%, 03/25/40	300	337,024
6.38%, 12/15/38	945	1,160,783
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(d)	700	706,211
Sinopec Group Overseas Development 2018 Ltd., 4.60%, 09/12/48(d)	700	678,458
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)(a)	85	72,245
5.95%, 12/01/34	150	165,337
6.50%, 06/15/38	415	471,656
6.85%, 06/01/39	455	550,750
Tosco Corp., 8.13%, 02/15/30	61	80,191
Valero Energy Corp.
4.90%, 03/15/45	275	253,409
6.63%, 06/15/37	520	573,457
7.50%, 04/15/32	275	333,452

		44,363,583
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	400	379,802
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	500	405,124
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	200	179,110
4.75%, 08/01/43 (Call 02/01/43)	350	324,362
4.85%, 11/15/35 (Call 05/15/35)	350	341,810
5.00%, 11/15/45 (Call 05/15/45)	700	673,332
6.70%, 09/15/38	21	24,224
7.45%, 09/15/39	450	561,116
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	400	316,775

		3,205,655
Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	128	138,260
Westrock Co., 4.90%, 03/15/29 (Call 12/15/28)(d)	50	50,243
WestRock MWV LLC
7.95%, 02/15/31	101	127,098
8.20%, 01/15/30	275	347,608

		663,209
Pharmaceuticals — 5.6%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	575	513,456
4.40%, 11/06/42	725	629,422
4.45%, 05/14/46 (Call 11/14/45)	575	493,816
4.50%, 05/14/35 (Call 11/14/34)(a)	1,000	916,876
4.70%, 05/14/45 (Call 11/14/44)	1,000	893,355

327

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 11/14/48 (Call 05/14/48)	$250	$227,662
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	60	55,173
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)(a)	700	650,188
4.75%, 03/15/45 (Call 09/15/44)(a)	350	323,888
4.85%, 06/15/44 (Call 12/15/43)(a)	300	275,548
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	250	209,446
4.30%, 12/15/47 (Call 06/15/47)	150	125,078
AstraZeneca PLC
4.00%, 01/17/29 (Call 10/17/28)	625	608,012
4.00%, 09/18/42	395	349,951
4.38%, 11/16/45	405	377,852
4.38%, 08/17/48 (Call 02/17/48)(a)	300	277,027
6.45%, 09/15/37(a)	700	827,639
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(d)	350	302,643
4.38%, 12/15/28 (Call 09/15/28)(d)	1,500	1,438,675
4.40%, 07/15/44 (Call 01/15/44)(d)	275	235,514
4.65%, 11/15/43 (Call 05/15/43)(d)	74	65,097
4.70%, 07/15/64 (Call 01/15/64)(d)	250	196,436
4.88%, 06/25/48 (Call 12/25/47)(d)	750	682,803
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	41,476
4.50%, 03/01/44 (Call 09/01/43)(a)	250	256,498
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	295	244,044
4.50%, 11/15/44 (Call 05/15/44)	245	204,285
4.60%, 03/15/43	200	170,095
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	1,900	1,812,665
4.88%, 07/20/35 (Call 01/20/35)	350	340,571
5.05%, 03/25/48 (Call 09/25/47)	2,325	2,256,785
5.13%, 07/20/45 (Call 01/20/45)	935	908,958
5.30%, 12/05/43 (Call 06/05/43)	273	271,931
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	165	149,946
3.95%, 05/15/47 (Call 11/15/46)(a)	180	168,836
5.55%, 03/15/37(a)	166	188,986
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	650	610,863
6.13%, 11/15/41	100	107,735
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	235	228,737
5.38%, 04/15/34	200	224,380
6.38%, 05/15/38	650	801,452
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	100	90,968
3.50%, 01/15/48 (Call 07/15/47)	250	223,482
3.55%, 03/01/36 (Call 09/01/35)	600	559,427
3.63%, 03/03/37 (Call 09/03/36)	180	167,708
3.70%, 03/01/46 (Call 09/01/45)(a)	500	462,060
3.75%, 03/03/47 (Call 09/03/46)	375	349,092
4.38%, 12/05/33 (Call 06/05/33)	300	315,403
4.50%, 09/01/40	100	104,060
4.50%, 12/05/43 (Call 06/05/43)(a)	300	313,459
4.85%, 05/15/41	186	200,633
4.95%, 05/15/33	311	342,908
5.85%, 07/15/38	100	121,134
5.95%, 08/15/37(a)	350	430,046

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	$250	$248,938
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	153	153,572
5.90%, 11/01/39	175	206,247
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	261	241,105
3.70%, 02/10/45 (Call 08/10/44)	625	580,829
4.15%, 05/18/43	645	643,646
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	29,377
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)(a)(d)	75	63,585
5.40%, 11/29/43 (Call 05/29/43)	300	267,009
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	500	424,972
Novartis Capital Corp.
3.70%, 09/21/42	200	184,871
4.00%, 11/20/45 (Call 05/20/45)	375	359,115
4.40%, 05/06/44	325	331,173
Pfizer Inc.
4.00%, 12/15/36	360	347,610
4.13%, 12/15/46	325	313,302
4.30%, 06/15/43	300	298,071
4.40%, 05/15/44	375	378,410
5.60%, 09/15/40	100	116,028
7.20%, 03/15/39	925	1,259,800
Wyeth LLC
5.95%, 04/01/37	750	894,821
6.00%, 02/15/36	71	85,669
6.50%, 02/01/34	68	84,016
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	220	191,729
4.45%, 08/20/48 (Call 02/20/48)	25	23,793
4.70%, 02/01/43 (Call 08/01/42)	400	395,685

		31,467,553
Pipelines — 4.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(d)	1,000	933,830
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	87,935
5.85%, 11/15/43 (Call 05/15/43)	215	194,817
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	235	244,142
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	125	102,941
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	196,383
7.38%, 10/15/45 (Call 04/15/45)	50	61,066
Series B, 7.50%, 04/15/38	300	362,269
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	250	221,689
5.50%, 12/01/46 (Call 05/29/46)(a)	250	254,069
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)(a)	160	142,062
5.15%, 02/01/43 (Call 08/01/42)	200	170,397
5.15%, 03/15/45 (Call 09/15/44)(a)	250	214,315
5.30%, 04/15/47 (Call 10/15/46)	400	347,493
6.05%, 06/01/41 (Call 12/01/40)	50	47,379
6.13%, 12/15/45 (Call 06/15/45)	300	287,104
6.50%, 02/01/42 (Call 08/01/41)	250	251,563
6.63%, 10/15/36	135	137,924
7.50%, 07/01/38	275	300,121

328

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)(a)	$275	$238,640
4.45%, 02/15/43 (Call 08/15/42)	325	288,872
4.85%, 08/15/42 (Call 02/15/42)	370	347,899
4.85%, 03/15/44 (Call 09/15/43)	450	421,673
4.90%, 05/15/46 (Call 11/15/45)	350	334,445
4.95%, 10/15/54 (Call 04/15/54)	200	184,134
5.10%, 02/15/45 (Call 08/15/44)	425	416,205
5.70%, 02/15/42	265	279,185
5.95%, 02/01/41	250	268,438
6.13%, 10/15/39	250	270,995
7.55%, 04/15/38	150	184,950
Series D, 6.88%, 03/01/33	200	237,863
Series H, 6.65%, 10/15/34	141	164,296
EQT Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	200	195,714
GNL Quintero SA, 4.63%, 07/31/29(a)(d)	400	383,000
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	250	215,322
5.00%, 08/15/42 (Call 02/15/42)	375	335,269
5.00%, 03/01/43 (Call 09/01/42)	300	268,646
5.40%, 09/01/44 (Call 03/01/44)	235	223,533
5.50%, 03/01/44 (Call 09/01/43)	230	217,398
5.80%, 03/15/35	300	301,946
6.38%, 03/01/41	230	237,389
6.55%, 09/15/40	100	105,829
6.95%, 01/15/38	500	555,027
7.30%, 08/15/33	36	41,217
7.40%, 03/15/31	118	135,270
7.50%, 11/15/40	50	57,876
7.75%, 03/15/32	100	117,912
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	300	269,706
5.20%, 03/01/48 (Call 09/01/47)	250	230,098
5.30%, 12/01/34 (Call 06/01/34)	300	289,090
5.55%, 06/01/45 (Call 12/01/44)	450	436,944
7.75%, 01/15/32	325	385,289
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	210	182,566
4.25%, 09/15/46 (Call 03/15/46)	200	177,162
5.15%, 10/15/43 (Call 04/15/43)	250	245,994
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	700	603,188
4.70%, 04/15/48 (Call 10/15/47)	450	379,907
4.80%, 02/15/29 (Call 11/15/28)	50	49,175
5.20%, 03/01/47 (Call 09/01/46)	425	382,908
5.50%, 02/15/49 (Call 08/15/48)	350	333,704
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	250	223,491
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	225	226,301
6.20%, 09/15/43 (Call 03/15/43)	125	126,943
6.65%, 10/01/36	210	228,951
6.85%, 10/15/37	300	324,533
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	75	64,690
4.90%, 10/01/46 (Call 04/01/46)	350	317,588
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	90	70,470
4.70%, 06/15/44 (Call 12/15/43)	250	204,552
4.90%, 02/15/45 (Call 08/15/44)	450	381,608

Security	Par (000)	Value

Pipelines (continued)
5.15%, 06/01/42 (Call 12/01/41)	$25	$21,593
6.65%, 01/15/37	200	205,091
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	340	296,659
5.95%, 09/25/43 (Call 03/25/43)	150	157,621
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	250	207,652
5.30%, 04/01/44 (Call 10/01/43)	275	236,242
5.35%, 05/15/45 (Call 11/15/44)	100	86,599
5.40%, 10/01/47 (Call 04/01/47)	1,000	885,946
6.10%, 02/15/42	175	168,738
Texas Eastern Transmission LP, 7.00%, 07/15/32	200	234,572
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	400	375,732
4.75%, 05/15/38 (Call 11/15/37)	100	93,998
4.88%, 05/15/48 (Call 11/15/47)	500	475,989
5.00%, 10/16/43 (Call 04/16/43)	360	337,355
5.60%, 03/31/34	200	205,244
5.85%, 03/15/36	100	104,137
6.10%, 06/01/40	279	299,405
6.20%, 10/15/37	200	218,125
7.25%, 08/15/38	325	392,597
7.63%, 01/15/39	200	248,455
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	400	353,500
4.60%, 03/15/48 (Call 09/15/47)	525	464,325
5.40%, 08/15/41 (Call 02/15/41)	76	75,843
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	350	303,612
5.50%, 08/15/48 (Call 02/15/48)	150	132,947
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	225	198,883
5.10%, 09/15/45 (Call 03/15/45)	200	182,738
5.40%, 03/04/44 (Call 09/04/43)	225	211,542
5.80%, 11/15/43 (Call 05/15/43)	50	49,312
6.30%, 04/15/40	585	608,381

		25,554,133
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(d)	75	70,764
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(d)	250	241,659

		312,423
Real Estate — 0.0%
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(d)	100	94,277

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	300	300,832
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	195	171,040
4.15%, 07/01/47 (Call 01/01/47)	150	137,409
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	100	96,809
4.50%, 06/01/45 (Call 12/01/44)	315	304,776
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	93,723
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	125	103,148
4.50%, 12/01/44 (Call 06/01/44)	197	189,241
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	180,679
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	114	108,964

329

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	$250	$214,033
4.45%, 09/01/47 (Call 03/01/47)	200	176,014
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	230	222,014
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	200	181,519
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)(a)	14	12,935
4.25%, 11/30/46 (Call 05/30/46)	80	74,273
4.75%, 03/15/42 (Call 09/15/41)(a)	235	234,368
6.75%, 02/01/40 (Call 11/01/39)	395	489,897
Trust F/1401, 6.95%, 01/30/44 (Call 07/30/43)(d)	200	187,502
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	177	156,799
4.40%, 01/15/29 (Call 10/15/28)	500	489,839
5.70%, 09/30/43 (Call 03/30/43)	11	11,753
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	250	237,831
6.50%, 03/15/41 (Call 09/15/40)	100	114,630
Weyerhaeuser Co., 7.38%, 03/15/32	515	623,447

		5,113,475
Retail — 2.8%
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	75	67,116
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	345	280,045
3.90%, 06/15/47 (Call 12/15/46)	100	91,186
4.20%, 04/01/43 (Call 10/01/42)(a)	100	96,277
4.25%, 04/01/46 (Call 10/01/45)	465	447,960
4.40%, 03/15/45 (Call 09/15/44)	475	465,405
4.50%, 12/06/48 (Call 06/06/48)	100	99,938
4.88%, 02/15/44 (Call 08/15/43)(a)	450	472,701
5.40%, 09/15/40 (Call 03/15/40)	21	23,744
5.88%, 12/16/36	1,025	1,196,145
5.95%, 04/01/41 (Call 10/01/40)	450	541,328
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	135	124,780
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)(a)	525	447,375
4.05%, 05/03/47 (Call 11/03/46)	460	413,902
4.25%, 09/15/44 (Call 03/15/44)	275	254,701
4.38%, 09/15/45 (Call 03/15/45)	350	331,139
4.65%, 04/15/42 (Call 10/15/41)(a)	300	295,620
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	100	72,139
4.50%, 12/15/34 (Call 06/15/34)	180	140,622
5.13%, 01/15/42 (Call 07/15/41)	75	59,013
6.38%, 03/15/37	200	195,946
6.90%, 04/01/29	150	157,504
McDonald’s Corp.
3.63%, 05/01/43	11	9,205
3.70%, 02/15/42	355	297,394
4.45%, 03/01/47 (Call 09/01/46)	150	140,216
4.60%, 05/26/45 (Call 11/26/44)	300	284,841
4.70%, 12/09/35 (Call 06/09/35)	400	398,344
4.88%, 07/15/40	6	5,977
4.88%, 12/09/45 (Call 06/09/45)	500	497,118
5.70%, 02/01/39	275	299,267
6.30%, 10/15/37	375	435,280
6.30%, 03/01/38	275	319,407
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	150	130,013

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	$135	$110,658
4.30%, 06/15/45 (Call 12/10/44)	175	155,647
4.50%, 11/15/48 (Call 05/15/48)(a)	275	252,500
Target Corp.
3.63%, 04/15/46(a)	475	403,325
3.90%, 11/15/47 (Call 05/15/47)	269	238,980
4.00%, 07/01/42	450	413,208
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	75	67,731
Walgreen Co., 4.40%, 09/15/42	250	217,926
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	170	159,954
4.65%, 06/01/46 (Call 12/01/45)	200	180,172
4.80%, 11/18/44 (Call 05/18/44)	500	458,871
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)(a)	150	133,217
3.95%, 06/28/38 (Call 12/28/37)	550	531,421
4.00%, 04/11/43 (Call 10/11/42)	400	380,579
4.05%, 06/29/48 (Call 12/29/47)	1,150	1,103,074
4.30%, 04/22/44 (Call 10/22/43)	250	251,627
4.75%, 10/02/43 (Call 04/02/43)	75	78,706
5.00%, 10/25/40	100	108,263
5.25%, 09/01/35	420	475,770
5.63%, 04/01/40	135	161,484
5.63%, 04/15/41	550	644,382
6.20%, 04/15/38	60	74,583
6.50%, 08/15/37(a)	100	127,075

		15,820,801
Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)(a)	195	201,802
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)(a)	360	336,817
5.10%, 10/01/35 (Call 04/01/35)	200	208,203
5.85%, 06/15/41	280	320,528
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	500	443,443
4.00%, 12/15/32	325	326,993
4.10%, 05/19/46 (Call 11/19/45)	660	625,594
4.10%, 05/11/47 (Call 11/11/46)	175	164,260
4.90%, 07/29/45 (Call 01/29/45)	60	63,323
KLA-Tencor Corp., 5.65%, 11/01/34 (Call 07/01/34)	50	50,904
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	475	414,453
4.65%, 05/20/35 (Call 11/20/34)	500	479,398
4.80%, 05/20/45 (Call 11/20/44)	410	382,357
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(a)	350	336,321

		4,354,396
Software — 2.9%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	190	166,920
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	250	223,152
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	650	599,835
3.50%, 02/12/35 (Call 08/12/34)	600	561,364
3.50%, 11/15/42	250	224,224
3.70%, 08/08/46 (Call 02/08/46)	640	591,868
3.75%, 05/01/43 (Call 11/01/42)	250	232,718
3.75%, 02/12/45 (Call 08/12/44)	610	566,861
3.95%, 08/08/56 (Call 02/08/56)	820	762,531

330

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.00%, 02/12/55 (Call 08/12/54)	$700	$657,043
4.10%, 02/06/37 (Call 08/06/36)	550	548,776
4.20%, 11/03/35 (Call 05/03/35)	475	480,289
4.45%, 11/03/45 (Call 05/03/45)	925	955,821
4.50%, 10/01/40	520	546,059
4.50%, 02/06/57 (Call 08/06/56)	775	795,825
4.75%, 11/03/55 (Call 05/03/55)	285	307,556
4.88%, 12/15/43 (Call 06/15/43)	300	326,663
5.20%, 06/01/39	347	397,131
5.30%, 02/08/41(a)	450	517,104
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	700	707,177
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	300	278,287
3.80%, 11/15/37 (Call 05/15/37)	550	503,422
3.85%, 07/15/36 (Call 01/15/36)	525	488,296
3.90%, 05/15/35 (Call 11/15/34)	525	489,480
4.00%, 07/15/46 (Call 01/15/46)	700	634,946
4.00%, 11/15/47 (Call 05/15/47)	725	655,980
4.13%, 05/15/45 (Call 11/15/44)	600	560,483
4.30%, 07/08/34 (Call 01/08/34)	600	590,610
4.38%, 05/15/55 (Call 11/15/54)	489	460,140
4.50%, 07/08/44 (Call 01/08/44)	450	439,558
5.38%, 07/15/40(a)	650	719,189
6.13%, 07/08/39	425	510,048
6.50%, 04/15/38	90	111,284

		16,610,640
Telecommunications — 7.2%
America Movil SAB de CV
4.38%, 07/16/42	443	405,044
6.13%, 11/15/37	125	139,743
6.13%, 03/30/40	750	849,544
6.38%, 03/01/35	165	187,136
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)	1,250	1,164,061
4.30%, 12/15/42 (Call 06/15/42)	500	413,642
4.35%, 06/15/45 (Call 12/15/44)	700	570,188
4.50%, 05/15/35 (Call 11/15/34)	980	867,665
4.50%, 03/09/48 (Call 09/09/47)	1,100	915,513
4.55%, 03/09/49 (Call 09/09/48)(a)	700	579,224
4.75%, 05/15/46 (Call 11/15/45)	1,130	972,603
4.80%, 06/15/44 (Call 12/15/43)(a)	900	785,796
4.90%, 08/15/37 (Call 02/14/37)(d)	25	22,701
5.15%, 03/15/42	375	343,440
5.15%, 11/15/46 (Call 05/15/46)	575	520,261
5.15%, 02/15/50 (Call 08/14/49)(d)	825	739,750
5.25%, 03/01/37 (Call 09/01/36)(a)	900	852,834
5.35%, 09/01/40(a)	650	613,028
5.45%, 03/01/47 (Call 09/01/46)(a)	800	755,730
5.55%, 08/15/41	150	142,626
5.65%, 02/15/47 (Call 08/15/46)	725	703,581
5.70%, 03/01/57 (Call 09/01/56)	300	286,288
6.00%, 08/15/40 (Call 05/15/40)	300	302,281
6.15%, 09/15/34	25	26,249
6.30%, 01/15/38	25	26,416
6.35%, 03/15/40	225	235,594
6.38%, 03/01/41	375	390,119
6.45%, 06/15/34	25	26,396
AT&T Mobility LLC, 7.13%, 12/15/31	25	27,744
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	355	338,457
British Telecommunications PLC, 9.63%, 12/15/30	950	1,287,285

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
5.50%, 01/15/40	$700	$807,646
5.90%, 02/15/39(a)	575	687,962
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(d)	200	188,694
8.75%, 06/15/30	1,075	1,414,029
9.25%, 06/01/32	219	314,479
Juniper Networks Inc., 5.95%, 03/15/41	210	207,842
Koninklijke KPN NV, 8.38%, 10/01/30	350	449,607
Motorola Solutions Inc., 5.50%, 09/01/44	230	210,612
Orange SA
5.38%, 01/13/42(a)	200	208,863
5.50%, 02/06/44 (Call 08/06/43)(a)	325	344,847
9.00%, 03/01/31	800	1,097,903
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)(a)	460	425,013
4.50%, 03/15/43 (Call 09/15/42)	150	140,799
5.00%, 03/15/44 (Call 09/15/43)	350	352,501
5.45%, 10/01/43 (Call 04/01/43)	21	22,059
7.50%, 08/15/38	200	255,530
Telefonica Emisiones SAU
4.67%, 03/06/38	250	220,879
4.90%, 03/06/48	350	304,967
5.21%, 03/08/47	750	677,979
7.05%, 06/20/36	600	688,817
Telefonica Europe BV, 8.25%, 09/15/30	500	633,435
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	100	95,073
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	476	398,550
4.13%, 08/15/46(a)	600	515,659
4.27%, 01/15/36	1,000	919,792
4.40%, 11/01/34 (Call 05/01/34)	850	805,688
4.50%, 08/10/33	1,300	1,261,935
4.52%, 09/15/48	1,575	1,435,345
4.67%, 03/15/55	1,500	1,345,228
4.75%, 11/01/41	200	188,397
4.81%, 03/15/39	680	655,941
4.86%, 08/21/46	1,200	1,143,598
5.01%, 04/15/49	1,000	967,749
5.01%, 08/21/54	1,600	1,510,463
5.25%, 03/16/37	225	231,272
5.50%, 03/16/47	530	552,881
6.40%, 02/15/38	50	57,188
6.55%, 09/15/43	250	288,507
7.75%, 12/01/30	125	157,234
Vodafone Group PLC
4.38%, 02/19/43(a)	550	453,467
5.00%, 05/30/38	300	275,299
5.25%, 05/30/48(a)	1,000	921,638
6.15%, 02/27/37	250	258,715
6.25%, 11/30/32	200	218,326
7.88%, 02/15/30	425	522,032

		40,325,379
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	200	180,436
6.35%, 03/15/40	200	211,202

		391,638

331

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 3.2%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	$390	$350,557
4.05%, 06/15/48 (Call 12/15/47)	300	275,951
4.13%, 06/15/47 (Call 12/15/46)	10	9,380
4.15%, 04/01/45 (Call 10/01/44)	300	281,424
4.38%, 09/01/42 (Call 03/01/42)	250	244,353
4.40%, 03/15/42 (Call 09/15/41)(a)	365	354,825
4.45%, 03/15/43 (Call 09/15/42)	121	119,316
4.55%, 09/01/44 (Call 03/01/44)	400	397,224
4.70%, 09/01/45 (Call 03/01/45)	295	299,186
4.90%, 04/01/44 (Call 10/01/43)	100	104,016
4.95%, 09/15/41 (Call 03/15/41)	114	119,422
5.05%, 03/01/41 (Call 09/01/40)	56	59,274
5.15%, 09/01/43 (Call 03/01/43)	100	107,129
5.40%, 06/01/41 (Call 12/01/40)	250	273,902
5.75%, 05/01/40 (Call 11/01/39)(a)	300	340,190
6.15%, 05/01/37	210	248,210
6.20%, 08/15/36	300	355,672
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	300	247,696
3.65%, 02/03/48 (Call 08/03/47)(a)	250	223,414
4.45%, 01/20/49 (Call 07/20/48)	100	101,694
6.20%, 06/01/36	50	59,783
6.25%, 08/01/34	111	134,962
6.38%, 11/15/37	175	214,788
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	201,261
4.80%, 08/01/45 (Call 02/01/45)	100	102,800
5.95%, 05/15/37	16	18,506
6.13%, 09/15/15 (Call 03/15/15)	310	350,154
7.13%, 10/15/31	600	746,017
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)(a)	250	213,633
3.95%, 05/01/50 (Call 11/01/49)	50	42,694
4.10%, 03/15/44 (Call 09/15/43)	200	179,171
4.25%, 03/15/29 (Call 12/15/28)	70	69,972
4.25%, 11/01/66 (Call 05/01/66)	300	252,231
4.30%, 03/01/48 (Call 09/01/47)(a)	250	230,827
4.40%, 03/01/43 (Call 09/01/42)	325	303,875
4.50%, 08/01/54 (Call 02/01/54)	250	228,883
4.75%, 05/30/42 (Call 11/30/41)	250	245,455
5.50%, 04/15/41 (Call 10/15/40)	120	127,810
6.00%, 10/01/36	250	284,563
6.15%, 05/01/37	105	120,191
6.22%, 04/30/40	170	195,463
FedEx Corp.
3.88%, 08/01/42	150	126,294
3.90%, 02/01/35	300	271,575
4.05%, 02/15/48 (Call 08/15/47)	325	274,097
4.10%, 04/15/43	152	132,386
4.10%, 02/01/45	250	213,958
4.55%, 04/01/46 (Call 10/01/45)	400	363,427
4.75%, 11/15/45 (Call 05/15/45)	500	468,596
4.90%, 01/15/34	280	283,618
5.10%, 01/15/44	300	293,802
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	90,763
4.70%, 05/01/48 (Call 11/01/47)	100	96,651
4.95%, 08/15/45 (Call 02/15/45)	245	242,980

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	$200	$177,144
3.95%, 10/01/42 (Call 04/01/42)	40	35,642
4.05%, 08/15/52 (Call 02/15/52)	370	325,209
4.15%, 02/28/48 (Call 08/28/47)	325	296,036
4.45%, 06/15/45 (Call 12/15/44)	225	215,015
4.65%, 01/15/46 (Call 07/15/45)	95	93,615
4.84%, 10/01/41	450	455,291
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	150	118,829
3.38%, 02/01/35 (Call 08/01/34)(a)	300	256,689
3.60%, 09/15/37 (Call 03/15/37)	300	262,280
3.88%, 02/01/55 (Call 08/01/54)	225	184,925
4.00%, 04/15/47 (Call 10/15/46)(a)	250	222,170
4.05%, 11/15/45 (Call 05/15/45)	300	267,180
4.05%, 03/01/46 (Call 09/01/45)	200	177,995
4.15%, 01/15/45 (Call 07/15/44)	75	67,723
4.25%, 04/15/43 (Call 10/15/42)	65	59,843
4.30%, 06/15/42 (Call 12/15/41)	250	232,290
4.38%, 11/15/65 (Call 05/15/65)	96	83,393
4.50%, 09/10/48 (Call 03/10/48)	550	528,986
4.75%, 09/15/41 (Call 03/15/41)	158	156,776
4.80%, 09/10/58 (Call 03/10/58)	85	82,223
4.82%, 02/01/44 (Call 08/01/43)	320	320,677
6.63%, 02/01/29	250	297,113
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	110	91,232
3.63%, 10/01/42(a)	105	91,481
3.75%, 11/15/47 (Call 05/15/47)	100	88,171
4.88%, 11/15/40 (Call 05/15/40)	330	342,564
6.20%, 01/15/38(a)	600	725,924

		17,950,437
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)(a)	150	150,491

Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	200	172,866
4.00%, 12/01/46 (Call 06/01/46)	95	86,834
4.30%, 12/01/42 (Call 06/01/42)	16	15,419
4.30%, 09/01/45 (Call 03/01/45)	350	336,531
6.59%, 10/15/37	324	403,127
Veolia Environnement SA, 6.75%, 06/01/38	179	210,519

		1,225,296

Total Corporate Bonds & Notes — 97.2%
(Cost: $599,837,649)		547,315,872

U.S. Government Obligations

U.S. Government Obligations — 0.3%
U.S. Treasury Note/Bond, 2.88%, 08/15/28	1,500	1,482,070

Total U.S. Government Obligations — 0.3%
(Cost: $1,466,604)		1,482,070

Short-Term Investments

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(g)(h)(i)	49,070	49,074,421

332

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Long-Term Corporate Bond ETF (Formerly iShares 10+ Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(g)(h)	8,409	$8,408,723

		57,483,144

Total Short-Term Investments — 10.2%
(Cost: $57,479,490)		57,483,144

Total Investments in Securities — 107.7%
(Cost: $658,783,743)		606,281,086

Other Assets, Less Liabilities — (7.7)%		(43,500,565)

Net Assets — 100.0%		$562,780,521

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,862	(30,792)	49,070	$49,074,421	$129,110	(a)	$283	$(2,200)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,712	(3,303)	8,409	8,408,723	102,833		—	—

				$57,483,144	$231,943		$283	$(2,200)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$547,315,872	$—	$547,315,872
U.S. Government Obligations	—	1,482,070	—	1,482,070
Money Market Funds	57,483,144	—	—	57,483,144

	$57,483,144	$548,797,942	$—	$606,281,086

333

Schedule of Investments (unaudited) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.6%
Federal Home Loan Mortgage Corp.
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	$659	$645,552
2.50%, 08/01/27	948	926,312
2.50%, 09/01/27	2,081	2,034,321
2.50%, 11/01/27	820	801,009
2.50%, 02/01/28	12,181	11,904,734
2.50%, 03/01/28	1,936	1,889,365
2.50%, 04/01/28	1,009	984,998
2.50%, 06/01/28	110	107,577
2.50%, 07/01/28	956	930,256
2.50%, 07/01/29	5,443	5,300,156
2.50%, 08/01/29	450	436,136
2.50%, 10/01/29	347	336,588
2.50%, 12/01/29	3,078	2,985,305
2.50%, 01/01/30	1,324	1,284,313
2.50%, 02/01/30	2,639	2,557,836
2.50%, 03/01/30	1,936	1,871,454
2.50%, 04/01/30	8,948	8,651,345
2.50%, 05/01/30	9,602	9,283,078
2.50%, 06/01/30	32,426	31,351,461
2.50%, 07/01/30	1,708	1,651,283
2.50%, 08/01/30	1,708	1,651,159
2.50%, 09/01/30	1,013	979,587
2.50%, 06/01/31	1,793	1,729,818
2.50%, 08/01/31	2,783	2,684,418
2.50%, 10/01/31	10,849	10,467,744
2.50%, 12/01/31	29,553	28,510,800
2.50%, 01/01/32	2,233	2,154,247
2.50%, 02/01/32	21,972	21,196,501
2.50%, 10/01/32	1,164	1,121,791
2.50%, 12/01/32	1,330	1,281,460
2.50%, 01/01/33	10,218	9,861,815
2.50%, 02/01/33	2,335	2,256,153
2.50%, 08/01/33	1,009	958,455
2.50%, 12/01/33(b)	8,506	8,194,002
2.50%, 02/01/43	1,759	1,632,656
2.50%, 03/01/43	201	186,441
2.50%, 04/01/43	711	659,709
2.50%, 06/01/43	616	573,408
2.50%, 07/01/43	2,418	2,250,866
2.50%, 08/01/43	299	278,204
2.50%, 04/01/45	248	229,767
2.50%, 03/01/47	4,382	4,040,109
2.50%, 12/01/48(b)	900	829,406
2.52%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	241	236,195
2.92%, 05/01/42, (12 mo. LIBOR US + 1.811%)(a)	1,011	1,005,542
3.00%, 01/01/21	4	4,081
3.00%, 08/01/21	2	2,396
3.00%, 09/01/21	122	121,755
3.00%, 10/01/22	26	25,921
3.00%, 02/01/27	866	859,832
3.00%, 04/01/27	2,398	2,376,453
3.00%, 05/01/27	10,179	10,091,365
3.00%, 06/01/27	3,241	3,213,017
3.00%, 07/01/27	219	216,775
3.00%, 08/01/27	893	885,669
3.00%, 09/01/27	9,462	9,379,536
3.00%, 11/01/27	1,391	1,379,510

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/27	$835	$828,256
3.00%, 01/01/28	442	438,013
3.00%, 06/01/28	827	819,600
3.00%, 09/01/28	5,111	5,062,905
3.00%, 11/01/28	218	216,131
3.00%, 04/01/29	10	9,772
3.00%, 05/01/29	12,255	12,121,311
3.00%, 10/01/29	17	16,521
3.00%, 11/01/29	2,575	2,547,290
3.00%, 03/01/30	981	967,524
3.00%, 05/01/30	7,090	6,994,558
3.00%, 06/01/30	9,056	8,935,280
3.00%, 07/01/30	4,465	4,403,693
3.00%, 08/01/30	897	885,099
3.00%, 09/01/30	6,585	6,493,571
3.00%, 10/01/30	1,519	1,498,445
3.00%, 11/01/30	1,378	1,358,836
3.00%, 12/01/30	1,664	1,641,399
3.00%, 01/01/31	2,850	2,810,588
3.00%, 02/01/31	10,749	10,595,205
3.00%, 03/01/31	6,708	6,612,044
3.00%, 05/01/31	18,000	17,743,062
3.00%, 06/01/31	12,794	12,611,128
3.00%, 07/01/31	994	979,333
3.00%, 12/01/31	1,374	1,355,029
3.00%, 03/01/32	1,782	1,755,138
3.00%, 07/01/32	843	830,727
3.00%, 09/01/32	7,585	7,472,837
3.00%, 10/01/32	1,042	1,027,228
3.00%, 11/01/32	1,245	1,227,041
3.00%, 12/01/32	11,190	11,025,597
3.00%, 01/01/33	2,423	2,389,034
3.00%, 02/01/33	6,382	6,286,596
3.00%, 05/01/33	6,275	6,173,804
3.00%, 12/01/33(b)	56,801	55,902,260
3.00%, 10/01/42	1,591	1,528,676
3.00%, 11/01/42	1,915	1,840,251
3.00%, 02/01/43	1,010	970,995
3.00%, 04/01/43	1,708	1,641,206
3.00%, 05/01/43	2,424	2,328,595
3.00%, 07/01/43	4,802	4,613,780
3.00%, 09/01/43	2,886	2,773,040
3.00%, 02/01/45	4,138	3,965,258
3.00%, 03/01/45	884	845,845
3.00%, 04/01/45	83,484	79,932,946
3.00%, 05/01/45	13,459	12,887,163
3.00%, 08/01/45	892	853,922
3.00%, 11/01/45	1,505	1,441,394
3.00%, 12/01/45	6,296	6,027,960
3.00%, 01/01/46	2,248	2,152,589
3.00%, 05/01/46	1,903	1,815,542
3.00%, 06/01/46	3,375	3,220,221
3.00%, 08/01/46	45,331	43,250,609
3.00%, 09/01/46	35,604	34,086,109
3.00%, 10/01/46	56,083	53,539,753
3.00%, 11/01/46	90,592	86,423,482
3.00%, 12/01/46	123,645	118,026,267
3.00%, 01/01/47	31,288	29,856,276

334

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$89,708	$85,587,280
3.00%, 05/01/47	38,518	36,788,144
3.00%, 06/01/47	25,096	23,940,413
3.00%, 07/01/47	2,217	2,116,960
3.00%, 08/01/47	7,118	6,790,145
3.00%, 10/01/47	12,215	11,652,571
3.00%, 11/01/47	1,669	1,593,810
3.00%, 01/01/48	308	294,532
3.00%, 02/01/48	2,070	1,977,790
3.50%, 11/01/25	9,454	9,514,164
3.50%, 02/01/26	738	742,275
3.50%, 03/01/26	2,258	2,272,102
3.50%, 06/01/26	887	893,014
3.50%, 07/01/26	807	811,630
3.50%, 08/01/26	1,176	1,183,228
3.50%, 10/01/26	3,138	3,157,823
3.50%, 03/01/27	611	614,203
3.50%, 01/01/28	935	941,187
3.50%, 06/01/29	2,480	2,496,129
3.50%, 10/01/29	2,601	2,618,083
3.50%, 05/01/31	6,283	6,319,916
3.50%, 01/01/32	3,005	3,022,247
3.50%, 03/01/32	530	531,322
3.50%, 04/01/32	5,071	5,090,333
3.50%, 05/01/32	4,282	4,298,105
3.50%, 06/01/32	5,271	5,288,934
3.50%, 07/01/32	1,892	1,897,419
3.50%, 09/01/32	3,823	3,834,268
3.50%, 01/01/33	807	811,626
3.50%, 02/01/33	1,348	1,353,349
3.50%, 03/01/33	4,509	4,525,156
3.50%, 07/01/33	3,257	3,265,595
3.50%, 12/01/33(b)	5,950	5,963,501
3.50%, 05/01/35	15,004	15,044,040
3.50%, 06/01/38	38,363	38,099,519
3.50%, 11/01/41	2,164	2,141,227
3.50%, 02/01/42	842	832,846
3.50%, 03/01/42	4,381	4,331,424
3.50%, 04/01/42	1,448	1,431,941
3.50%, 05/01/42	3,189	3,153,807
3.50%, 06/01/42	1,150	1,137,209
3.50%, 09/01/42	10,304	10,187,965
3.50%, 10/01/42	3,603	3,561,417
3.50%, 11/01/42	2,403	2,376,042
3.50%, 01/01/43	2,097	2,073,602
3.50%, 02/01/43	1,139	1,126,335
3.50%, 06/01/43	6,397	6,317,746
3.50%, 07/01/43	3,090	3,051,540
3.50%, 09/01/44	5,304	5,244,619
3.50%, 10/01/44	4,241	4,180,337
3.50%, 11/01/44	659	649,451
3.50%, 12/01/44	8,559	8,437,010
3.50%, 07/01/45	2,997	2,952,950
3.50%, 08/01/45	25,982	25,679,737
3.50%, 11/01/45	283	278,690
3.50%, 12/01/45	22,164	21,807,807
3.50%, 01/01/46	10,005	9,856,542
3.50%, 03/01/46	18,790	18,469,585
3.50%, 04/01/46	7,017	6,896,995
3.50%, 05/01/46	25,440	25,006,423

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/46	$11,503	$11,335,872
3.50%, 07/01/46	15,802	15,533,059
3.50%, 08/01/46	18,488	18,181,341
3.50%, 09/01/46	20,871	20,516,880
3.50%, 10/01/46	2,025	1,990,009
3.50%, 11/01/46	3,896	3,828,853
3.50%, 12/01/46	11,329	11,142,793
3.50%, 02/01/47	22,120	21,742,365
3.50%, 03/01/47	36,134	35,468,066
3.50%, 04/01/47	16,303	16,004,588
3.50%, 05/01/47	10,965	10,772,370
3.50%, 06/01/47	981	962,852
3.50%, 07/01/47	18,125	17,790,685
3.50%, 08/01/47	7,995	7,847,953
3.50%, 09/01/47	22,688	22,316,878
3.50%, 12/01/47	26,601	26,147,426
3.50%, 01/01/48	24,157	23,800,891
3.50%, 02/01/48	63,537	62,212,019
3.50%, 03/01/48	53,694	52,690,913
3.50%, 04/01/48	6,142	6,051,302
3.50%, 05/01/48	22,136	21,722,119
3.50%, 08/01/48	2,456	2,412,260
3.50%, 12/01/48(b)	148,334	145,436,643
3.60%, 12/01/33, (1 year CMT + 2.250%)(a)	98	103,087
3.80%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	1,102	1,164,109
4.00%, 04/01/21	441	448,618
4.00%, 05/01/25	2,024	2,063,467
4.00%, 10/01/25	1,515	1,544,702
4.00%, 02/01/26	1,431	1,459,039
4.00%, 05/01/33	5,851	5,968,330
4.00%, 12/01/33(b)	1,440	1,466,890
4.00%, 11/01/34	1,127	1,153,757
4.00%, 09/01/41	7,408	7,520,292
4.00%, 02/01/42	13,276	13,477,128
4.00%, 07/01/42	1,187	1,204,285
4.00%, 04/01/43	5,880	5,953,049
4.00%, 02/01/44	1,697	1,718,541
4.00%, 04/01/44	870	880,728
4.00%, 05/01/44	1,145	1,159,173
4.00%, 06/01/44	1,606	1,626,999
4.00%, 07/01/44	8,004	8,106,074
4.00%, 09/01/44	1,256	1,271,810
4.00%, 10/01/44	884	895,455
4.00%, 11/01/44	1,303	1,313,219
4.00%, 12/01/44	4,311	4,366,448
4.00%, 01/01/45	2,618	2,651,482
4.00%, 02/01/45	14,409	14,592,476
4.00%, 04/01/45	17,531	17,782,366
4.00%, 07/01/45	5,009	5,054,341
4.00%, 10/01/45	5,011	5,056,252
4.00%, 11/01/45	1,281	1,292,176
4.00%, 01/01/46	2,837	2,862,509
4.00%, 02/01/46	3,030	3,056,955
4.00%, 03/01/46	5,462	5,504,628
4.00%, 05/01/46	19,512	19,667,940
4.00%, 07/01/46	774	779,999
4.00%, 08/01/46	333	335,404
4.00%, 09/01/46	3,729	3,757,474
4.00%, 11/01/46	62,329	62,813,297
4.00%, 02/01/47	17,404	17,539,546

335

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/47	$10,487	$10,619,089
4.00%, 07/01/47	5,513	5,555,462
4.00%, 08/01/47	7,190	7,250,907
4.00%, 10/01/47	2,405	2,423,467
4.00%, 11/01/47	11,975	12,072,270
4.00%, 12/01/47	6,586	6,647,979
4.00%, 01/01/48	14,195	14,320,955
4.00%, 02/01/48	17,255	17,453,364
4.00%, 04/01/48	1,671	1,686,726
4.00%, 06/01/48	31,159	31,494,539
4.00%, 07/01/48	127,302	128,063,799
4.00%, 08/01/48	5,084	5,130,676
4.00%, 09/01/48	53,481	53,816,322
4.00%, 12/01/48(b)	111,749	112,375,679
4.06%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	380	393,065
4.07%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	339	353,955
4.27%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	916	952,048
4.34%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	587	615,574
4.37%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	181	188,191
4.50%, 04/01/22	403	406,056
4.50%, 05/01/23	354	356,926
4.50%, 07/01/24	674	690,517
4.50%, 08/01/24	236	241,641
4.50%, 09/01/24	403	412,707
4.50%, 10/01/24	583	597,749
4.50%, 08/01/30	1,994	2,069,697
4.50%, 03/01/39	5,208	5,415,440
4.50%, 05/01/39	5,683	5,909,297
4.50%, 10/01/39	6,720	6,987,437
4.50%, 09/01/40	4,919	5,114,813
4.50%, 02/01/41	8,287	8,613,772
4.50%, 05/01/41	7,299	7,589,193
4.50%, 08/01/41	1,257	1,306,169
4.50%, 05/01/42	5,820	6,051,997
4.50%, 10/01/43	2,987	3,095,931
4.50%, 02/01/44	1,842	1,905,065
4.50%, 03/01/44	3,013	3,129,111
4.50%, 05/01/44	148	153,727
4.50%, 06/01/44	753	778,002
4.50%, 10/01/44	1,171	1,211,427
4.50%, 11/01/44	2,021	2,087,513
4.50%, 12/01/44	4,340	4,482,403
4.50%, 01/01/45	5,511	5,709,583
4.50%, 03/01/45	1,016	1,049,106
4.50%, 06/01/45	1,374	1,415,577
4.50%, 07/01/45	3,205	3,304,845
4.50%, 08/01/45	1,941	1,999,523
4.50%, 09/01/45	1,661	1,710,828
4.50%, 11/01/45	110	113,702
4.50%, 01/01/46	916	946,180
4.50%, 03/01/46	974	1,014,138
4.50%, 04/01/46	1,186	1,219,683
4.50%, 05/01/46	4,984	5,161,606
4.50%, 06/01/46	14,256	14,796,448
4.50%, 07/01/46	4,294	4,469,118
4.50%, 08/01/46	530	545,126
4.50%, 09/01/46	8,888	9,191,120
4.50%, 01/01/47	364	378,178
4.50%, 02/01/47	2,645	2,739,985

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 03/01/47	$2,822		$2,910,259
4.50%, 04/01/47	838		867,854
4.50%, 05/01/47	9,351		9,644,727
4.50%, 06/01/47	2,588		2,686,707
4.50%, 07/01/47	996		1,027,775
4.50%, 08/01/47	2,994		3,104,509
4.50%, 09/01/47	2,188		2,265,786
4.50%, 05/01/48	20,625		21,214,686
4.50%, 06/01/48	18,649		19,187,531
4.50%, 07/01/48	17,899		18,417,568
4.50%, 10/01/48	2,524		2,596,527
4.50%, 12/01/48(b)	50,000		51,393,500
4.57%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	1,377		1,435,217
4.61%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	109		113,956
4.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	1,342		1,396,510
4.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	762		791,123
5.00%, 08/01/19	2		2,066
5.00%, 12/01/24	428		432,551
5.00%, 08/01/25	1,124		1,175,168
5.00%, 06/01/26	186		190,511
5.00%, 06/01/33	520		550,142
5.00%, 12/01/33	1,548		1,638,847
5.00%, 07/01/35	5,987		6,344,890
5.00%, 08/01/35	135		142,910
5.00%, 09/01/35	205		217,056
5.00%, 01/01/36	809		858,740
5.00%, 11/01/36	1,295		1,374,252
5.00%, 01/01/37	1,050		1,114,685
5.00%, 02/01/37	970		1,029,674
5.00%, 02/01/38	1,381		1,465,694
5.00%, 03/01/38	4,173		4,430,380
5.00%, 12/01/38	846		895,887
5.00%, 08/01/39	7,324		7,758,463
5.00%, 10/01/39	1,270		1,344,055
5.00%, 01/01/40	499		528,018
5.00%, 03/01/40	2,518		2,677,025
5.00%, 04/01/40	555		589,205
5.00%, 07/01/40	270		287,415
5.00%, 08/01/40	5,036		5,350,237
5.00%, 09/01/40	2,685		2,852,609
5.00%, 08/01/41	4,299		4,566,266
5.00%, 07/01/47	8,389		8,778,698
5.00%, 03/01/48	4,574		4,812,991
5.00%, 04/01/48	10,152		10,629,869
5.00%, 05/01/48	6,633		6,945,610
5.00%, 07/01/48	4,530		4,742,878
5.00%, 08/01/48	14,221		14,890,480
5.00%, 12/01/48(b)	2,000		2,091,875
5.50%, 07/01/31	0	(c)	273
5.50%, 04/01/32	33		35,027
5.50%, 09/01/32	87		93,719
5.50%, 10/01/32	20		21,435
5.50%, 12/01/32	9		9,553
5.50%, 04/01/33	1		617
5.50%, 05/01/33	15		16,209
5.50%, 06/01/33	19		20,339
5.50%, 07/01/33	42		45,364
5.50%, 09/01/33	3		3,530
5.50%, 10/01/33	232		251,168
5.50%, 01/01/34	1		1,032

336

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 02/01/34	$1,889	$2,040,944
5.50%, 03/01/34	471	507,700
5.50%, 10/01/34	242	261,406
5.50%, 11/01/34	4	4,186
5.50%, 12/01/34	322	347,237
5.50%, 01/01/35	3,168	3,417,598
5.50%, 02/01/35	845	911,751
5.50%, 04/01/35	258	278,201
5.50%, 05/01/35	1,469	1,583,162
5.50%, 06/01/35	3,871	4,173,860
5.50%, 07/01/35	23	25,017
5.50%, 08/01/35	102	109,507
5.50%, 10/01/35	148	159,235
5.50%, 12/01/35	763	823,061
5.50%, 02/01/36	1	1,033
5.50%, 03/01/36	56	60,018
5.50%, 05/01/36	957	1,033,370
5.50%, 07/01/36	1,647	1,778,278
5.50%, 08/01/36	217	233,926
5.50%, 04/01/38	1,694	1,832,650
5.50%, 05/01/38	645	698,275
5.50%, 12/01/38	9	9,888
5.50%, 01/01/39	3,408	3,675,736
5.50%, 09/01/39	2,040	2,209,311
5.50%, 11/01/39	3,138	3,395,870
5.50%, 06/01/41	9,537	10,282,626
5.50%, 12/01/48(b)	163	173,219
6.00%, 12/01/22	105	108,995
6.00%, 09/01/36	669	736,611
6.00%, 10/01/36	863	949,836
6.00%, 02/01/37	743	820,213
6.00%, 09/01/38	2,599	2,854,442
6.00%, 07/01/40	8,941	9,839,160
Federal National Mortgage Association
2.00%, 05/01/26	994	959,771
2.05%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	4,172	4,132,896
2.45%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	4,944	5,107,072
2.50%, 07/01/22	1,390	1,375,366
2.50%, 05/01/23	687	677,962
2.50%, 03/01/25	805	791,384
2.50%, 05/01/27	7,912	7,740,952
2.50%, 09/01/27	2,634	2,572,494
2.50%, 10/01/27	8,002	7,829,151
2.50%, 11/01/27	2,714	2,655,606
2.50%, 12/01/27	1,178	1,152,505
2.50%, 01/01/28	6,521	6,380,031
2.50%, 09/01/28	3,061	2,991,252
2.50%, 12/01/28	364	356,088
2.50%, 12/01/29	2,786	2,725,803
2.50%, 01/01/30	6,804	6,605,758
2.50%, 02/01/30	1,224	1,185,329
2.50%, 04/01/30	4,351	4,211,930
2.50%, 05/01/30	24,043	23,271,445
2.50%, 06/01/30	71,917	69,612,530
2.50%, 07/01/30	26,570	25,717,626
2.50%, 08/01/30	6,749	6,533,142
2.50%, 09/01/30	4,089	3,957,849
2.50%, 10/01/30	1,859	1,799,321

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/30	$3,351	$3,243,011
2.50%, 03/01/31	5,380	5,263,990
2.50%, 04/01/31	3,113	3,010,841
2.50%, 05/01/31	2,503	2,417,081
2.50%, 09/01/31	4,945	4,776,164
2.50%, 10/01/31	38,278	37,170,322
2.50%, 11/01/31	13,708	13,242,676
2.50%, 12/01/31	11,100	10,717,782
2.50%, 01/01/32	1,637	1,580,509
2.50%, 02/01/32	22,416	21,649,079
2.50%, 03/01/32	9,934	9,593,846
2.50%, 04/01/32	4,735	4,573,452
2.50%, 05/01/32	44,421	42,902,085
2.50%, 06/01/32	4,303	4,155,874
2.50%, 09/01/32	1,306	1,259,499
2.50%, 10/01/32	8,430	8,138,538
2.50%, 11/01/32	711	686,120
2.50%, 12/01/32	5,289	5,101,689
2.50%, 01/01/33	11,177	10,795,700
2.50%, 02/01/33	1,772	1,715,488
2.50%, 12/01/33(b)	3,467	3,343,353
2.50%, 10/01/42	879	816,009
2.50%, 01/01/43	2,189	2,032,451
2.50%, 02/01/43	2,197	2,039,608
2.50%, 03/01/43	2,103	1,959,131
2.50%, 06/01/43	5,690	5,299,425
2.50%, 08/01/43	719	669,797
2.50%, 04/01/45	104	96,746
2.50%, 05/01/45	892	826,155
2.50%, 12/01/48(b)	6,160	5,679,159
3.00%, 12/01/20	119	118,187
3.00%, 03/01/21	4	3,956
3.00%, 04/01/21	4	3,625
3.00%, 05/01/21	5	4,642
3.00%, 08/01/21	168	167,952
3.00%, 09/01/21	16	16,289
3.00%, 10/01/21	65	65,002
3.00%, 02/01/22	17	17,303
3.00%, 03/01/22	5	4,743
3.00%, 07/01/22	209	209,539
3.00%, 09/01/22	9	9,174
3.00%, 12/01/22	34	33,786
3.00%, 09/01/26	67	66,324
3.00%, 01/01/27	6,183	6,149,733
3.00%, 03/01/27	229	227,567
3.00%, 06/01/27	827	822,923
3.00%, 07/01/27	3,262	3,240,737
3.00%, 10/01/27	938	931,834
3.00%, 11/01/27	11,995	11,918,060
3.00%, 03/01/28	865	859,372
3.00%, 08/01/28	3,606	3,580,023
3.00%, 11/01/28	1,209	1,199,968
3.00%, 12/01/28	44	43,403
3.00%, 03/01/29	1,359	1,347,608
3.00%, 05/01/29	462	458,459
3.00%, 08/01/29	2,912	2,886,714
3.00%, 09/01/29	916	909,059
3.00%, 10/01/29	7,711	7,644,965
3.00%, 11/01/29	5,718	5,667,634
3.00%, 12/01/29	1,034	1,025,475

337

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/30	$1,359	$1,348,139
3.00%, 02/01/30	7,467	7,390,944
3.00%, 03/01/30	34,038	33,717,366
3.00%, 04/01/30	16,165	15,977,077
3.00%, 05/01/30	12,134	11,994,608
3.00%, 06/01/30	2,682	2,649,621
3.00%, 07/01/30	14,463	14,284,970
3.00%, 08/01/30	298	294,533
3.00%, 09/01/30	8,058	7,964,794
3.00%, 10/01/30	2,659	2,628,447
3.00%, 11/01/30	2,560	2,530,727
3.00%, 02/01/31	13,035	12,884,060
3.00%, 03/01/31	21,227	20,971,208
3.00%, 04/01/31	1,567	1,547,727
3.00%, 05/01/31	12,320	12,171,714
3.00%, 06/01/31	7,502	7,411,339
3.00%, 07/01/31	2,283	2,255,925
3.00%, 08/01/31	112	109,794
3.00%, 09/01/31	9,884	9,765,927
3.00%, 01/01/32	16,350	16,154,513
3.00%, 02/01/32	26,810	26,486,109
3.00%, 03/01/32	8,731	8,623,049
3.00%, 04/01/32	2,625	2,605,819
3.00%, 06/01/32	11,570	11,428,979
3.00%, 07/01/32	2,772	2,737,718
3.00%, 08/01/32	5,703	5,635,349
3.00%, 09/01/32	7,976	7,874,070
3.00%, 10/01/32	1,723	1,700,026
3.00%, 11/01/32	7,091	7,007,759
3.00%, 12/01/32	31,430	31,031,854
3.00%, 02/01/33	5,707	5,640,020
3.00%, 03/01/33	2,154	2,125,657
3.00%, 05/01/33	9,285	9,158,171
3.00%, 12/01/33(b)	2,118	2,089,625
3.00%, 12/01/36	8,645	8,393,909
3.00%, 01/01/37	17,798	17,253,902
3.00%, 02/01/37	20,489	19,863,191
3.00%, 08/01/42	1,616	1,553,783
3.00%, 10/01/42	3,204	3,080,356
3.00%, 11/01/42	640	615,289
3.00%, 12/01/42	759	730,011
3.00%, 01/01/43	657	631,512
3.00%, 02/01/43	1,105	1,062,041
3.00%, 03/01/43	1,885	1,812,292
3.00%, 04/01/43	13,641	13,112,639
3.00%, 05/01/43	23,756	22,834,437
3.00%, 06/01/43	8,715	8,376,819
3.00%, 07/01/43	600	577,225
3.00%, 08/01/43	3,415	3,282,609
3.00%, 02/01/44	24,273	23,332,032
3.00%, 11/01/44	6,313	6,068,447
3.00%, 12/01/44	783	750,123
3.00%, 02/01/45	4,293	4,114,821
3.00%, 03/01/45	206	196,848
3.00%, 04/01/45	1,482	1,419,971
3.00%, 05/01/45	15,362	14,766,591
3.00%, 08/01/45	11,226	10,778,273
3.00%, 01/01/46	2,219	2,125,339
3.00%, 04/01/46	7,774	7,446,614
3.00%, 07/01/46	45,047	43,115,188

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/46	$28,965	$27,649,623
3.00%, 09/01/46	712	680,227
3.00%, 10/01/46	23,626	22,555,453
3.00%, 11/01/46	34,737	33,169,147
3.00%, 12/01/46	176,781	168,734,231
3.00%, 01/01/47	103,736	99,053,051
3.00%, 02/01/47	240,023	229,174,695
3.00%, 03/01/47	69,371	66,069,717
3.00%, 04/01/47	9,047	8,644,041
3.00%, 05/01/47	2,362	2,251,812
3.00%, 07/01/47	31,615	30,172,369
3.00%, 08/01/47	3,430	3,273,302
3.00%, 12/01/47	20,045	19,188,790
3.00%, 03/01/48	2,989	2,857,169
3.50%, 12/01/25	2,990	3,010,827
3.50%, 01/01/27	769	774,244
3.50%, 03/01/27	1,257	1,264,466
3.50%, 04/01/27	2,794	2,812,035
3.50%, 07/01/27	344	345,855
3.50%, 01/01/28	1,147	1,154,034
3.50%, 10/01/28	1,057	1,064,751
3.50%, 11/01/28	245	246,899
3.50%, 01/01/29	531	535,431
3.50%, 11/01/29	4,530	4,562,383
3.50%, 12/01/29	3,319	3,343,385
3.50%, 08/01/30	638	642,379
3.50%, 11/01/30	999	1,004,898
3.50%, 03/01/31	5,230	5,254,561
3.50%, 06/01/31	16,699	16,805,167
3.50%, 07/01/31	2,230	2,245,472
3.50%, 08/01/31	389	390,715
3.50%, 01/01/32	10,843	10,893,205
3.50%, 03/01/32	538	540,160
3.50%, 04/01/32	3,865	3,880,077
3.50%, 05/01/32	6,492	6,504,122
3.50%, 06/01/32	1,678	1,677,315
3.50%, 07/01/32	3,786	3,800,910
3.50%, 11/01/32	4,840	4,858,845
3.50%, 12/01/32	1,417	1,422,875
3.50%, 01/01/33	1,281	1,286,505
3.50%, 02/01/33	2,321	2,329,683
3.50%, 03/01/33	3,903	3,918,370
3.50%, 04/01/33	253	254,097
3.50%, 05/01/33	976	980,125
3.50%, 09/01/33	5,153	5,173,106
3.50%, 12/01/33(b)	9,529	9,555,428
3.50%, 02/01/35	1,930	1,938,432
3.50%, 06/01/35	19,935	19,987,685
3.50%, 01/01/38	13,929	13,861,064
3.50%, 02/01/38	8,452	8,410,300
3.50%, 05/01/42	5,120	5,062,905
3.50%, 12/01/42	3,467	3,406,384
3.50%, 04/01/43	807	797,782
3.50%, 06/01/43	13,671	13,499,833
3.50%, 11/01/43	897	885,575
3.50%, 09/01/44	844	831,632
3.50%, 10/01/44	15,308	15,101,408
3.50%, 02/01/45	6,471	6,396,519
3.50%, 03/01/45	4,908	4,829,081
3.50%, 05/01/45	2,306	2,269,437

338

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/45	$781	$768,862
3.50%, 07/01/45	15,165	14,921,972
3.50%, 09/01/45	95,479	93,950,988
3.50%, 10/01/45	26,667	26,305,083
3.50%, 11/01/45	8,338	8,204,926
3.50%, 12/01/45	22,986	22,617,171
3.50%, 01/01/46	26,751	26,356,731
3.50%, 02/01/46	134,948	132,788,007
3.50%, 03/01/46	37,192	36,577,883
3.50%, 04/01/46	50,872	50,116,159
3.50%, 05/01/46	13,969	13,730,098
3.50%, 05/20/46	1,165	1,153,779
3.50%, 06/01/46	34,199	33,613,873
3.50%, 07/01/46	51,513	50,652,044
3.50%, 08/01/46	6,050	5,948,354
3.50%, 09/01/46	24,028	23,618,184
3.50%, 10/01/46	24,452	24,026,928
3.50%, 11/01/46	27,791	27,325,948
3.50%, 12/01/46	91,870	90,350,087
3.50%, 01/01/47	95,715	94,109,321
3.50%, 02/01/47	45,822	45,080,595
3.50%, 03/01/47	2,229	2,197,079
3.50%, 04/01/47	33,752	33,150,116
3.50%, 05/01/47	40,749	40,073,267
3.50%, 06/01/47	45,283	44,480,102
3.50%, 07/01/47	15,869	15,614,659
3.50%, 08/01/47	61,953	60,948,879
3.50%, 09/01/47	15,926	15,639,728
3.50%, 10/01/47	14,184	13,957,079
3.50%, 11/01/47	110,825	108,857,349
3.50%, 11/20/47	1,289	1,275,000
3.50%, 12/01/47	45,061	44,288,497
3.50%, 01/01/48	33,748	33,240,503
3.50%, 01/20/48	15,744	15,584,005
3.50%, 02/01/48	161,172	158,417,250
3.50%, 03/01/48	5,946	5,853,272
3.50%, 04/01/48	15,612	15,339,203
3.50%, 05/01/48	6,151	6,060,181
3.50%, 07/01/48	7,392	7,282,740
3.50%, 12/01/48(b)	124	121,869
3.50%, 11/01/51	14,158	14,016,361
3.68%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	2,264	2,390,468
3.89%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	309	321,754
4.00%, 03/01/24	1,110	1,130,739
4.00%, 07/01/25	321	327,114
4.00%, 10/01/25	3,007	3,065,607
4.00%, 11/01/25	1,395	1,420,441
4.00%, 03/01/26	982	1,001,700
4.00%, 06/01/26	6,059	6,180,946
4.00%, 07/01/26	263	268,645
4.00%, 09/01/26	2,200	2,243,937
4.00%, 03/01/27	2,325	2,372,166
4.00%, 02/01/29	824	840,403
4.00%, 12/01/30	1,957	1,996,031
4.00%, 01/01/31	1,192	1,215,924
4.00%, 02/01/31	933	951,522
4.00%, 10/01/31	2,806	2,867,798
4.00%, 02/01/32	6,650	6,796,316
4.00%, 04/01/32	37	37,283
4.00%, 06/01/32	39	39,976

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/32	$1,467	$1,497,973
4.00%, 05/01/33	711	725,208
4.00%, 07/01/33	769	784,691
4.00%, 12/01/33(b)	3,000	3,055,195
4.00%, 10/01/37	65,869	66,975,385
4.00%, 06/01/38	1,851	1,880,575
4.00%, 01/01/42	2,247	2,280,622
4.00%, 03/01/42	15,860	16,091,702
4.00%, 03/01/44	2,226	2,258,532
4.00%, 04/01/44	2,264	2,292,592
4.00%, 05/01/44	11,446	11,599,469
4.00%, 06/01/44	7,015	7,120,849
4.00%, 07/01/44	16,228	16,464,433
4.00%, 10/01/44	9,001	9,110,262
4.00%, 11/01/44	7,027	7,115,049
4.00%, 12/01/44	1,030	1,042,716
4.00%, 01/01/45	30,612	30,983,361
4.00%, 02/01/45	992	1,000,286
4.00%, 03/01/45	5,985	6,070,587
4.00%, 07/01/45	40,886	41,391,301
4.00%, 09/01/45	33,521	33,820,685
4.00%, 11/01/45	726	732,161
4.00%, 01/01/46	783	790,060
4.00%, 02/01/46	978	986,254
4.00%, 03/01/46	10,508	10,593,611
4.00%, 04/01/46	16,761	16,902,097
4.00%, 05/01/46	16,085	16,208,953
4.00%, 06/01/46	30,586	31,005,056
4.00%, 08/01/46	26,185	26,388,876
4.00%, 09/01/46	4,384	4,436,811
4.00%, 10/01/46	1,095	1,108,974
4.00%, 11/01/46	12,144	12,262,431
4.00%, 01/01/47	3,062	3,096,456
4.00%, 03/01/47	14,826	14,983,301
4.00%, 04/01/47	14,196	14,314,928
4.00%, 05/01/47	17,537	17,755,574
4.00%, 06/01/47	46,694	47,214,383
4.00%, 07/01/47	22,496	22,758,449
4.00%, 08/01/47	21,619	21,838,484
4.00%, 09/01/47	49,998	50,573,421
4.00%, 10/01/47	24,522	24,705,383
4.00%, 11/01/47	39,514	39,814,240
4.00%, 12/01/47	4,155	4,204,476
4.00%, 01/01/48	17,954	18,094,742
4.00%, 02/01/48	113,880	114,730,327
4.00%, 03/01/48	9,532	9,647,305
4.00%, 04/01/48	110,304	111,133,186
4.00%, 05/01/48	38,037	38,293,651
4.00%, 06/01/48	5,584	5,636,053
4.00%, 07/01/48	49,564	50,006,968
4.00%, 09/01/48	23,407	23,553,431
4.00%, 12/01/48(b)	148,460	149,279,809
4.07%, 12/01/38, (12 mo. LIBOR US + 1.809%)(a)	331	341,562
4.50%, 04/01/19	46	46,233
4.50%, 11/01/22	253	254,563
4.50%, 06/01/23	185	187,550
4.50%, 03/01/24	74	75,130
4.50%, 10/01/24	1,234	1,265,709
4.50%, 02/01/25	1,421	1,460,740
4.50%, 04/01/25	1,484	1,524,333

339

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/25	$1,473		$1,511,530
4.50%, 01/01/27	1,051		1,076,704
4.50%, 08/01/31	3,955		4,111,843
4.50%, 06/01/34	267		279,824
4.50%, 09/01/38	49,293		51,088,823
4.50%, 05/01/39	2,061		2,143,472
4.50%, 09/01/40	4,349		4,521,877
4.50%, 12/01/40	3,431		3,567,561
4.50%, 01/01/41	6,612		6,875,541
4.50%, 04/01/41	21,733		22,588,255
4.50%, 05/01/41	14,573		15,149,245
4.50%, 06/01/41	4,562		4,740,617
4.50%, 08/01/41	8,062		8,377,687
4.50%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	203		211,229
4.50%, 09/01/41	15,322		15,921,608
4.50%, 11/01/41	430		446,637
4.50%, 01/01/42	5,182		5,384,451
4.50%, 09/01/42	3,631		3,762,796
4.50%, 10/01/42	3,758		3,907,429
4.50%, 10/01/43	1,474		1,533,690
4.50%, 02/01/44	2,948		3,049,507
4.50%, 03/01/44	20,340		21,111,417
4.50%, 06/01/44	2,457		2,553,502
4.50%, 12/01/44	21,017		21,872,161
4.50%, 01/01/45	2,468		2,568,324
4.50%, 02/01/45	21,674		22,494,946
4.50%, 08/01/45	5,914		6,137,707
4.50%, 12/01/45	632		652,009
4.50%, 01/01/46	496		510,801
4.50%, 02/01/46	15,846		16,482,214
4.50%, 03/01/46	611		636,583
4.50%, 04/01/46	12,342		12,844,929
4.50%, 05/01/46	111		114,629
4.50%, 07/01/46	287		295,348
4.50%, 08/01/46	27,129		28,009,060
4.50%, 09/01/46	1,248		1,283,350
4.50%, 10/01/46	2,945		3,030,542
4.50%, 12/01/46	892		917,311
4.50%, 01/01/47	4,354		4,479,426
4.50%, 02/01/47	684		704,092
4.50%, 03/01/47	1,625		1,677,993
4.50%, 04/01/47	1,826		1,885,026
4.50%, 05/01/47	2,333		2,427,804
4.50%, 06/01/47	14,017		14,486,216
4.50%, 07/01/47	1,282		1,332,298
4.50%, 08/01/47	2,026		2,095,025
4.50%, 09/01/47	304		315,385
4.50%, 10/01/47	2,897		2,987,912
4.50%, 12/01/47	2,829		2,928,503
4.50%, 01/01/48	10,212		10,545,995
4.50%, 02/01/48	287		296,580
4.50%, 03/01/48	616		636,371
4.50%, 04/01/48	15,151		15,657,082
4.50%, 05/01/48	25,873		26,614,496
4.50%, 06/01/48	4,858		5,049,710
4.50%, 07/01/48	6,201		6,425,242
4.50%, 12/01/48(b)	74,687		76,778,938
4.58%, 09/01/41, (12 mo. LIBOR US + 1.822%)(a)	133		138,839
4.63%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,406		1,462,501
5.00%, 08/01/20	0	(c)	439

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/23	$1,533	$1,575,347
5.00%, 12/01/23	582	593,901
5.00%, 05/01/25	73	73,837
5.00%, 11/01/33	3,499	3,704,183
5.00%, 01/01/35	266	281,136
5.00%, 09/01/35	354	376,059
5.00%, 03/01/36	1,262	1,339,713
5.00%, 05/01/36	1,050	1,114,305
5.00%, 07/01/37	981	1,038,640
5.00%, 02/01/38	1,524	1,616,989
5.00%, 01/01/39	525	557,156
5.00%, 03/01/39	1,055	1,117,167
5.00%, 04/01/39	4,759	5,043,740
5.00%, 06/01/39	1,566	1,657,248
5.00%, 08/01/39	1,056	1,117,675
5.00%, 09/01/39	1,467	1,553,007
5.00%, 10/01/39	870	916,447
5.00%, 11/01/39	81	85,722
5.00%, 12/01/39	1,357	1,438,597
5.00%, 01/01/40	25	26,064
5.00%, 03/01/40	457	484,957
5.00%, 04/01/40	2,368	2,515,134
5.00%, 05/01/40	176	187,270
5.00%, 06/01/40	241	257,312
5.00%, 07/01/40	3,353	3,561,230
5.00%, 08/01/40	10,477	11,127,070
5.00%, 09/01/40	70	74,128
5.00%, 10/01/40	216	229,365
5.00%, 02/01/41	1,626	1,727,059
5.00%, 03/01/41	3,043	3,231,326
5.00%, 04/01/41	6,043	6,418,258
5.00%, 05/01/41	21,662	23,004,911
5.00%, 06/01/41	1,827	1,941,485
5.00%, 07/01/41	1,610	1,709,591
5.00%, 08/01/41	2,546	2,702,993
5.00%, 09/01/44	2,562	2,730,324
5.00%, 07/01/45	10,386	11,030,480
5.00%, 04/01/47	334	349,191
5.00%, 05/01/47	2,688	2,834,383
5.00%, 07/01/47	340	355,759
5.00%, 08/01/47	727	761,133
5.00%, 09/01/47	2,015	2,108,870
5.00%, 11/01/47	273	285,914
5.00%, 03/01/48	7,605	7,986,279
5.00%, 04/01/48	3,782	3,981,149
5.00%, 08/01/48	1,996	2,135,355
5.00%, 09/01/48	6,679	6,994,761
5.50%, 12/01/19	30	29,993
5.50%, 03/01/28	721	772,242
5.50%, 05/01/33	1,302	1,409,525
5.50%, 11/01/33	2,661	2,879,916
5.50%, 09/01/34	1,923	2,077,594
5.50%, 09/01/35	482	520,888
5.50%, 04/01/36	3,279	3,541,075
5.50%, 05/01/36	676	729,722
5.50%, 09/01/36	5,062	5,478,589
5.50%, 08/01/37	4,297	4,640,526
5.50%, 03/01/38	1,513	1,639,659
5.50%, 07/01/38	1,335	1,446,479
5.50%, 11/01/38	1,248	1,352,425

340

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/40	$3,591	$3,887,037
5.50%, 09/01/40	9,806	10,613,958
5.50%, 09/01/41	16,766	18,155,705
5.50%, 05/01/44	14,651	15,879,075
5.50%, 01/01/47	2,621	2,830,787
5.50%, 03/01/48	1,987	2,120,891
5.50%, 04/01/48	1,537	1,640,128
5.50%, 12/01/48(b)	9,541	10,152,220
6.00%, 03/01/34	2,048	2,256,141
6.00%, 05/01/34	409	451,022
6.00%, 08/01/34	687	758,048
6.00%, 11/01/34	221	243,998
6.00%, 06/01/36	1,168	1,291,592
6.00%, 08/01/36	1,177	1,302,261
6.00%, 03/01/38	675	744,522
6.00%, 05/01/38	1,567	1,729,346
6.00%, 08/01/38	57	59,594
6.00%, 06/01/39	6,176	6,834,569
6.00%, 10/01/39	408	449,560
6.00%, 07/01/41	1,700	1,882,129
6.00%, 12/01/48(b)	2,896	3,117,408
6.50%, 08/01/36	47	52,999
6.50%, 09/01/36	351	394,666
6.50%, 10/01/36	52	57,989
6.50%, 12/01/36	43	48,457
6.50%, 07/01/37	90	100,963
6.50%, 08/01/37	2,802	3,150,500
6.50%, 10/01/37	157	176,292
6.50%, 11/01/37	28	31,752
6.50%, 12/01/37	118	132,604
6.50%, 06/01/38	34	37,029
6.50%, 10/01/39	2,622	2,946,131
6.50%, 05/01/40	1,819	2,044,839
7.00%, 04/01/37	981	1,124,648
Government National Mortgage Association
2.50%, 01/20/47	15,480	14,453,705
2.50%, 12/01/48(b)	10,523	9,822,770
3.00%, 07/15/27	5,771	5,737,667
3.00%, 08/15/42	681	660,152
3.00%, 09/15/42	386	373,913
3.00%, 10/15/42	1,122	1,087,143
3.00%, 12/15/42	504	488,456
3.00%, 01/20/43	22,879	22,228,771
3.00%, 02/20/43	534	518,681
3.00%, 04/15/43	49	47,835
3.00%, 07/15/43	167	161,747
3.00%, 09/20/43	2,742	2,659,619
3.00%, 11/20/43	95	92,339
3.00%, 12/20/43	27	26,552
3.00%, 01/20/44	8,247	7,998,928
3.00%, 02/20/44	2,239	2,171,327
3.00%, 03/20/44	2,674	2,593,560
3.00%, 04/20/44	48	46,564
3.00%, 06/20/44	465	451,157
3.00%, 07/20/44	1,880	1,819,458
3.00%, 08/20/44	57,609	55,760,937
3.00%, 09/20/44	2,261	2,188,348
3.00%, 10/15/44	2,325	2,249,693
3.00%, 12/20/44	72	70,112
3.00%, 03/20/45	67	64,597

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/15/45	$3,174	$3,068,924
3.00%, 05/20/45	22,000	21,262,511
3.00%, 07/15/45	76	73,723
3.00%, 07/20/45	1,813	1,752,646
3.00%, 08/15/45	7,225	6,984,942
3.00%, 08/20/45	96,891	93,644,842
3.00%, 10/20/45	19,125	18,484,635
3.00%, 02/20/46	40,242	38,893,398
3.00%, 04/20/46	9,266	8,935,207
3.00%, 05/20/46	33,627	32,426,642
3.00%, 06/20/46	39,793	38,372,156
3.00%, 07/15/46	898	866,809
3.00%, 07/20/46	57,853	55,786,740
3.00%, 08/20/46	70,977	68,442,061
3.00%, 09/20/46	65,218	62,889,501
3.00%, 10/20/46	25,669	24,752,558
3.00%, 12/15/46	8,658	8,370,784
3.00%, 12/20/46	104,757	101,016,095
3.00%, 01/20/47	16,923	16,319,038
3.00%, 02/15/47	13,815	13,337,901
3.00%, 02/20/47	20,551	19,817,598
3.00%, 03/20/47	338	325,710
3.00%, 06/20/47	261	251,248
3.00%, 07/20/47	2,336	2,248,610
3.00%, 09/20/47	18,498	17,807,467
3.00%, 10/20/47	7,417	7,139,885
3.00%, 11/20/47	24,866	23,938,062
3.00%, 01/20/48	4,757	4,579,657
3.00%, 02/20/48	6,005	5,732,667
3.50%, 08/15/24	793	799,481
3.50%, 02/20/31	93	92,743
3.50%, 01/15/41	47	46,275
3.50%, 09/15/41	522	518,595
3.50%, 12/15/41	5,178	5,146,876
3.50%, 02/15/42	206	205,299
3.50%, 03/15/42	148	147,459
3.50%, 04/15/42	1,190	1,185,844
3.50%, 05/15/42	1,150	1,146,953
3.50%, 07/15/42	544	542,079
3.50%, 09/15/42	2,217	2,210,056
3.50%, 10/15/42	2,349	2,341,973
3.50%, 11/15/42	1,864	1,857,337
3.50%, 01/15/43	292	290,553
3.50%, 02/15/43	203	201,935
3.50%, 03/15/43	14,146	14,092,700
3.50%, 04/20/43	1,763	1,757,019
3.50%, 05/15/43	1,913	1,900,632
3.50%, 06/15/43	13,862	13,811,400
3.50%, 10/20/43	3,823	3,809,991
3.50%, 02/20/44	637	632,849
3.50%, 06/20/44	10,643	10,574,943
3.50%, 09/15/44	621	615,199
3.50%, 10/20/44	3,532	3,509,359
3.50%, 04/20/45	36,039	35,765,459
3.50%, 10/20/45	750	744,779
3.50%, 11/20/45	33,036	32,784,794
3.50%, 12/20/45	12,659	12,563,123
3.50%, 01/20/46	1,546	1,534,152
3.50%, 03/20/46	65,265	64,651,990
3.50%, 04/20/46	39,556	39,184,222

341

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/46	$113,194	$112,130,641
3.50%, 09/15/46	6,817	6,754,090
3.50%, 10/20/46	52,196	51,706,022
3.50%, 11/20/46	900	891,543
3.50%, 12/20/46	32,688	32,380,534
3.50%, 01/20/47	93,828	92,946,699
3.50%, 02/20/47	199,882	198,003,320
3.50%, 03/20/47	95,803	94,747,678
3.50%, 04/20/47	34,558	34,179,118
3.50%, 07/20/47	2,325	2,299,416
3.50%, 08/20/47	47,698	47,176,516
3.50%, 09/20/47	64,971	64,255,690
3.50%, 10/20/47	12,987	12,873,282
3.50%, 11/20/47	36,169	35,770,752
3.50%, 12/15/47	27,190	26,940,086
3.50%, 12/20/47	11,664	11,554,474
3.50%, 01/20/48	63,357	62,659,388
3.50%, 02/20/48	18,421	18,222,479
3.50%, 03/20/48	38,554	38,123,353
3.50%, 04/20/48	27,237	26,946,901
3.50%, 12/01/48(b)	132	130,476
4.00%, 11/20/40	328	334,665
4.00%, 01/15/41	77	78,857
4.00%, 02/15/41	5,593	5,717,119
4.00%, 03/15/41	1,238	1,264,465
4.00%, 04/15/41	4,156	4,245,950
4.00%, 05/15/41	868	886,440
4.00%, 07/15/41	2,003	2,045,871
4.00%, 09/15/41	189	192,921
4.00%, 12/15/41	1,463	1,495,291
4.00%, 01/15/42	765	781,518
4.00%, 02/15/42	3,864	3,946,809
4.00%, 03/15/42	6,078	6,204,339
4.00%, 04/15/42	3,679	3,754,943
4.00%, 05/15/42	1,112	1,134,636
4.00%, 08/15/42	1,330	1,357,589
4.00%, 10/15/42	545	556,759
4.00%, 04/20/43	430	438,486
4.00%, 03/15/44	162	165,078
4.00%, 08/15/44	61	61,822
4.00%, 08/20/44	6,047	6,161,274
4.00%, 10/20/44	13,984	14,247,931
4.00%, 09/20/45	26,317	26,767,731
4.00%, 10/20/45	703	714,939
4.00%, 11/20/45	1,722	1,751,433
4.00%, 01/20/46	2,597	2,641,180
4.00%, 03/20/46	29,601	30,108,728
4.00%, 04/20/46	5,528	5,622,852
4.00%, 07/20/46	2,889	2,936,216
4.00%, 09/20/46	5,305	5,392,201
4.00%, 11/20/46	10,830	11,008,596
4.00%, 12/15/46	5,040	5,121,773
4.00%, 07/20/47	22,362	22,657,496
4.00%, 08/20/47	20,094	20,359,601
4.00%, 10/20/47	6,122	6,202,762
4.00%, 11/20/47	66,596	67,476,534
4.00%, 12/20/47	1,903	1,928,119
4.00%, 03/20/48	121,296	122,905,068
4.00%, 04/20/48	50,369	51,009,095

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/20/48	$37,255	$37,722,971
4.00%, 08/20/48	3,175	3,215,183
4.00%, 11/20/48	7,203	7,293,595
4.00%, 12/01/48(b)	274,550	277,880,496
4.50%, 04/15/39	511	532,832
4.50%, 07/15/39	1,334	1,390,332
4.50%, 08/15/39	3,459	3,604,954
4.50%, 11/20/39	1,223	1,276,511
4.50%, 01/20/40	1,347	1,406,055
4.50%, 06/15/40	6,465	6,738,057
4.50%, 07/15/40	3,192	3,326,622
4.50%, 08/15/40	9,858	10,273,829
4.50%, 08/20/40	2,178	2,273,902
4.50%, 10/20/40	5,646	5,893,103
4.50%, 04/20/41	11,468	11,971,562
4.50%, 06/20/41	7,153	7,466,103
4.50%, 09/20/41	3,540	3,695,210
4.50%, 11/20/41	3,492	3,645,206
4.50%, 11/20/45	9,260	9,622,484
4.50%, 02/15/46	703	731,131
4.50%, 09/20/46	1,456	1,512,678
4.50%, 10/20/46	5,371	5,580,012
4.50%, 11/20/46	1,641	1,705,178
4.50%, 02/20/47	1,013	1,050,053
4.50%, 04/20/47	1,466	1,519,078
4.50%, 06/20/47	3,273	3,392,112
4.50%, 10/20/47	7,775	8,033,432
4.50%, 02/20/48	7,255	7,495,562
4.50%, 03/20/48	4,681	4,836,236
4.50%, 04/20/48	23,326	24,100,492
4.50%, 06/20/48	9,138	9,429,848
4.50%, 07/20/48	65,190	67,273,395
4.50%, 08/20/48	22,054	22,758,598
4.50%, 12/01/48(b)	77,747	80,191,902
5.00%, 11/15/24	601	623,519
5.00%, 05/20/33	397	419,028
5.00%, 07/20/35	1,655	1,745,530
5.00%, 12/15/36	6,506	6,903,687
5.00%, 01/15/39	2,347	2,506,590
5.00%, 07/15/39	6,190	6,610,688
5.00%, 10/20/39	2,150	2,281,606
5.00%, 05/15/40	1,225	1,308,565
5.00%, 07/20/40	7,847	8,327,927
5.00%, 08/20/40	2,300	2,441,026
5.00%, 11/20/41	6,334	6,722,127
5.00%, 07/20/42	1,252	1,328,280
5.00%, 03/15/44	5,545	5,920,840
5.00%, 02/20/46	1,711	1,819,133
5.00%, 07/20/46	33	35,147
5.00%, 07/15/47	793	825,674
5.00%, 08/15/47	676	703,743
5.00%, 03/20/48	2,931	3,058,499
5.00%, 04/20/48	1,585	1,654,363
5.00%, 06/20/48	1,460	1,526,119
5.00%, 08/20/48	17,574	18,375,330
5.00%, 11/20/48	1,320	1,380,193
5.00%, 12/01/48(b)	48,334	50,418,404
5.50%, 11/20/34	1,989	2,150,064
5.50%, 03/15/36	1,470	1,599,710
5.50%, 03/20/36	413	446,271

342

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 07/20/36	$558	$602,068
5.50%, 06/20/38	2,201	2,371,866
5.50%, 10/15/38	1,449	1,563,676
5.50%, 03/20/39	1,493	1,609,531
5.50%, 12/15/39	372	402,085
5.50%, 01/15/40	3,259	3,526,302
5.50%, 07/20/40	3,244	3,494,865
5.50%, 04/20/48	458	482,783
6.00%, 03/15/37	2,959	3,261,683
6.00%, 09/20/38	3,493	3,832,344
6.00%, 12/15/38	1,327	1,462,571
6.00%, 09/20/39	273	294,936
6.00%, 11/15/39	514	563,911
6.00%, 04/20/40	482	523,173
6.00%, 07/20/45	365	396,023
6.00%, 01/20/46	1,091	1,182,853
6.00%, 12/01/48(b)	7,000	7,516,524
6.50%, 10/20/38	1,475	1,645,023

		11,587,188,626

Total U.S. Government Agency Obligations — 99.6% (Cost: $11,850,482,902)		11,587,188,626

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	911,356	$911,446,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	100	100,000

		911,546,945

Total Short-Term Investments — 7.8% (Cost: $911,468,344)		911,546,945

Total Investments in Securities — 107.4% (Cost: $12,761,951,246)		12,498,735,571

Other Assets, Less Liabilities — (7.4)%		(859,641,580)

Net Assets — 100.0%		$11,639,093,991

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,912,433	(3,001,077)	911,356	$911,446,945	$26,362,599	$191,994	$(175,202)
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	1,383	—	—

				$911,546,945	$26,363,982	$191,994	$(175,202)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$11,587,188,626	$—	$11,587,188,626
Money Market Funds	911,546,945	—	—	911,546,945

	$911,546,945	$11,587,188,626	$—	$12,498,735,571

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

343

Schedule of Investments (unaudited) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,098,980
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,760,450
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,252,140
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	3,979,220
Series A, 4.00%, 06/01/37 (Call 09/01/27)	4,290	4,443,625
Series A, 5.00%, 09/01/35 (Call 09/01/26)	1,000	1,137,210
Series A, 5.00%, 09/01/36 (Call 09/01/26)	5,000	5,663,900
Series B, 5.00%, 09/01/23	5,585	6,290,665
Series B, 5.00%, 09/01/24	1,600	1,834,768
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	1,120	1,134,403
Series B, 5.00%, 01/01/20	1,000	1,033,140
Series B, 5.00%, 01/01/22	6,875	7,469,893
Series B, 5.00%, 01/01/24	1,000	1,131,180
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,000	2,275,380
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	2,000	2,040,160
Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,000	2,236,920
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,205,687
Water Works Board of the City of Birmingham (The) RB,
5.00%, 01/01/41 (PR 01/01/21)	1,185	1,257,380

		50,245,101
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,005,100

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,143,230
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,245,220
Series A, 5.00%, 07/01/21	1,500	1,610,520
Series A, 5.00%, 07/01/22	6,650	7,317,993
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,000,974
Series A, 5.00%, 07/01/29 (Call 07/01/22)	715	778,320
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	312,597
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,202,063
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	981,663
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,460,511
Series A, 5.00%, 09/01/23	750	842,160
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,098,640
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,659,240
Arizona Transportation Board RB
5.00%, 07/01/23	2,515	2,822,182
5.00%, 07/01/24	2,000	2,286,460
5.00%, 07/01/24 (PR 07/01/19)	685	697,316
5.25%, 07/01/20 (PR 07/01/19)	480	489,451
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	962,037
Series A, 5.00%, 10/01/22 (ETM)	555	613,841
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,741,908
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,583,115

Security	Par (000)	Value

Arizona (continued)
City of Phoenix AZ GO
4.00%, 07/01/24	$1,040	$1,135,337
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,177,540
5.00%, 07/01/25	3,800	4,424,112
5.00%, 07/01/27 (Call 07/01/26)	5,000	5,858,650
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	1,000	1,017,920
5.00%, 07/01/20	4,800	5,026,704
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,181,620
Series A, 5.00%, 07/01/39 (PR 07/01/19)	800	814,616
Series A, 5.00%, 07/01/40 (PR 07/01/20)	1,700	1,780,291
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,233,960
Series B, 5.00%, 07/01/20	2,000	2,094,460
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,703,910
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,399,420
Series D, 5.00%, 07/01/35 (Call 07/01/27)	2,500	2,832,825
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,801,875
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,131,113
5.00%, 07/01/21	2,840	3,050,728
Pinal County Electric District No. 3 RB, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,079,590
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	1,000	1,194,180
5.00%, 01/01/31 (Call 01/01/28)	8,585	10,131,158
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,813,500
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,137,920
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,066,500
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,189,944
Series A, 5.00%, 01/01/27	1,000	1,184,140
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,235,999
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	434,156
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,707,350
Series A, 5.00%, 12/01/31 (Call 06/01/22)	2,100	2,269,071
Series A, 5.00%, 01/01/32 (PR 01/01/19)	3,045	3,052,338
Series A, 5.00%, 01/01/37 (Call 01/01/28)	8,395	9,641,238
Series A, 5.00%, 01/01/38 (Call 01/01/27)	8,350	9,441,679
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,530,250
Series B, 5.00%, 12/01/19	500	515,205
State of Arizona COP
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,022,940
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	364,415

		146,526,095
Arkansas — 0.0%
State of Arkansas GO, 4.00%, 06/15/20	2,000	2,061,220

California — 21.0%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	2,771,280
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,200,820
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,040,747
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,108,400
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,394,015
Alameda County Transportation Commission RB,
4.00%, 03/01/22	500	534,840
Allan Hancock Joint Community College District/CA GO,
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	3,588,180

344

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	$2,000	$964,480
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,302,857
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,236,791
5.00%, 10/01/34 (PR 10/01/21)	850	923,593
5.00%, 10/01/35 (Call 10/01/21)	795	853,862
5.00%, 10/01/35 (PR 10/01/21)	590	641,082
5.00%, 10/01/41 (Call 10/01/21)	920	983,682
5.00%, 10/01/41 (PR 10/01/21)	680	738,874
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	1,792,810
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	2,200	2,184,952
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	1,928,020
2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,076,880
2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,011,100
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,905,174
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,093,599
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,544,300
4.00%, 04/01/47 (Call 04/01/27)	13,500	13,665,105
5.00%, 04/01/28	1,600	1,950,656
Series C, 1.88%, 04/01/47 (Put 04/01/19)(b)(c)	9,115	9,115,182
Series D, 1.88%, 04/01/34 (Put 04/01/20)(b)(c)	2,200	2,199,252
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,049,106
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,094,550
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,742,585
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	25	25,281
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,175,640
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,428,287
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,225,840
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	825	834,611
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	2,500	2,530,125
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	1,295	1,312,172
Series F-2, 4.00%, 04/01/21	1,000	1,052,270
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,658,642
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,231,569
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,259,760
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,977,290
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,565,495
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	421,881
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,319,400
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	4,940,550
Beverly Hills Unified School District CA GO, 0.00%, 08/01/33(a)	1,000	603,940
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,209,630
5.00%, 10/01/49 (Call 04/01/26)	500	554,295
Series T-1, 5.00%, 03/15/39	1,015	1,250,033
Series U-2, 5.00%, 10/01/32	5,000	6,185,150
Series U-3, 5.00%, 06/01/43	4,000	5,005,520
Series U-6, 5.00%, 05/01/45	4,400	5,533,044
Series U-7, 5.00%, 06/01/46	5,000	6,260,400
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23 (ETM) (AGM)	2,845	3,231,010
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,418,120
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	604,530
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,697,475

Security	Par (000)	Value

California (continued)
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	$5,710	$6,860,565
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,535,970
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,139,411
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	2,110	2,371,703
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,135,480
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	3,000	657,870
California State Public Works Board RB
Series A, 5.00%, 12/01/19 (AMBAC)	10	10,146
Series A, 5.00%, 04/01/20	690	718,394
Series A, 5.00%, 04/01/22	1,810	1,979,307
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,473,301
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,943,200
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,953,585
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,719,307
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,836,284
Series A, 5.00%, 03/01/38 (Call 03/01/23)	3,155	3,419,421
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,102,180
Series A, 6.25%, 04/01/34 (PR 04/01/19)	1,725	1,751,358
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,053,090
Series B, 5.00%, 10/01/22	1,800	1,990,422
Series B, 5.00%, 10/01/25	1,910	2,216,937
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,035,147
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	209,124
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,628,160
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	810,675
Series F, 5.00%, 05/01/20	1,000	1,043,570
Series F, 5.00%, 05/01/23	3,420	3,823,560
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,990	2,298,947
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,917,035
Series G, 5.00%, 01/01/19	2,780	2,787,145
Series G, 5.00%, 01/01/21	4,505	4,786,247
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,450,018
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,127,668
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,139,410
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,486,704
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	625,722
California State University RB
5.00%, 11/01/48 (Call 11/01/28)	4,000	4,527,560
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,778,935
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,096,040
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,044,390
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,199,050
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,723,962
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,287,958
Series A, 4.00%, 11/01/45 (Call 05/01/26)	4,960	5,008,806
Series A, 5.00%, 11/01/23	1,000	1,143,870
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,357,838
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,040	2,331,434
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,594,376
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,299,835
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,474,060
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	576,610
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,750,140
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,000	1,149,830
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,722,660
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,321,552
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,836,785
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,564,445

345

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/38 (Call 05/01/27)	$2,500	$2,833,925
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	557,190
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,123,309
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,683,375
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,418,470
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	774,851
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,800	3,121,076
Series A, 5.00%, 11/01/47 (Call 05/01/27)	2,900	3,243,389
Series A, 5.25%, 11/01/34 (PR 05/01/19)	500	507,555
Series A, 5.25%, 11/01/38 (PR 05/01/19)	1,575	1,598,798
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,950,863
California Statewide Communities Development Authority
RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	542,995
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,027,420
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (CALL 08/01/22) (AGM)(a)	4,000	933,960
Cerritos Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,766,135
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,112,840
4.00%, 08/01/34 (Call 08/01/26)	2,845	2,989,241
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,335,792
Series A, 4.00%, 08/01/19	1,500	1,523,655
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,040,820
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	500	504,530
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/21	25	27,020
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,093,840
City of Long Beach CA Harbor Revenue RB, Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,119,150
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,229,844
Series B, 5.00%, 09/01/20	1,250	1,320,463
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/43 (Call 06/01/28)	1,500	1,713,135
5.00%, 06/01/48 (Call 06/01/28)	5,000	5,678,700
Series A, 5.00%, 06/01/19	4,425	4,500,358
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,125,790
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,107,210
Series A, 5.00%, 06/01/39 (PR 06/01/19)	500	508,340
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,568,604
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,730,970
Series B, 5.00%, 06/01/22	2,625	2,912,332
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,000	3,281,430
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	436,960
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,705,275
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,829,159
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,090,040
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,173,668
Series A, 5.00%, 05/15/34 (Call 05/15/19)	8,600	8,723,238
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,074,296
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,268,397
Series A, 5.25%, 05/15/39 (Call 05/15/19)	1,000	1,015,440
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	543,080
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,119,280
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,455,880

Security	Par (000)	Value

California (continued)
Series D, 5.25%, 05/15/33 (Call 05/15/20)	$700	$733,488
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	10,790,715
City of San Francisco CA Public Utilities Commission
Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	800	941,360
5.00%, 11/01/27 (Call 11/01/26)	6,500	7,787,130
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,541,740
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,277,340
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,273,540
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,046,680
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,998,080
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	436,224
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,310,340
Series A, 5.00%, 11/01/35 (Call 05/01/22)	2,645	2,877,892
Series A, 5.00%, 11/01/35 (PR 05/01/22)	1,355	1,497,695
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,086,680
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	2,960,512
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,080,870
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,030,520
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,327,800
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,025,360
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,074,880
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,316,900
Series A, 5.00%, 08/01/38 (Call 08/01/23)	5,580	6,159,595
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,054,968
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,076,340
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	10,155	11,233,359
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	772,973
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,192,598
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,880,240
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	2,250	2,282,422
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,136,535
Cucamonga Valley Water District RB Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	222,214
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	597,184
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,616,445
East Bay Municipal Utility District Water System
Revenue RB
Series 2014-B, 5.00%, 06/01/24	500	580,350
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,170,033
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	13,853,327
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,358,978
Series A, 5.00%, 06/01/45 (Call 06/01/27)	4,465	5,051,656
Series B, 5.00%, 06/01/22	2,000	2,218,220
Series B, 5.00%, 06/01/23	1,000	1,135,910
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,354,640
Series B, 5.00%, 06/01/34 (Call 06/01/27)	4,800	5,578,128
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,701,255
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,040,720
Series C, 0.00%, 08/01/32(a)	200	127,560
Series C, 0.00%, 08/01/34(a)	8,415	4,857,643

346

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	$500	$558,105
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	589,064
Series C, 0.00%, 08/01/51(a)	2,850	691,667
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,117,440
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,083,490
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,146,577
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	2,506,365
0.00%, 01/15/35 (AGM)(a)	1,700	900,864
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,328,578
Series A, 0.00%, 01/01/23 (ETM)(a)	500	457,905
Series A, 0.00%, 01/01/25 (ETM)(a)	200	172,912
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,254,690
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,463,746
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	720,650
Series A, 6.00%, 01/15/53 (Call 01/15/24)	4,500	5,108,040
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,715,490
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,046,940
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,683,429
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,174,824
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,185,180
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,667,475
Long Beach Unified School District GO, Series D-1,
0.00%, 08/01/39 (Call 02/01/25)(a)	800	337,784
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	6,015	6,244,532
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,506,353
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,053,470
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,098,114
Series A, 5.00%, 08/01/22	1,000	1,114,090
Series A, 5.00%, 08/01/29 (Call 08/01/24)	9,790	11,140,824
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,122,283
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,257,880
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,000	3,086,820
Series C, 5.00%, 06/01/26	1,000	1,202,570
Los Angeles County Facilities Inc. RB, Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,125,000
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/38 (Call 07/01/27)	5,000	5,733,350
Series A, 5.00%, 07/01/20	1,800	1,891,332
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,741,815
Series A, 5.00%, 06/01/36 (Call 06/01/26)	3,500	4,005,890
Series A, 5.00%, 07/01/36 (Call 07/01/27)	1,000	1,156,100
Series A, 5.00%, 07/01/40 (Call 07/01/27)	3,000	3,429,720
Series A, 5.00%, 07/01/41 (Call 07/01/27)	1,950	2,225,008
Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,585	4,075,966
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,081,200
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,087,030
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,848,621

Security	Par (000)	Value

California (continued)
Los Angeles County Sanitation Districts Financing
Authority RB, Series A, 5.00%, 10/01/20	$1,000	$1,059,590
Los Angeles Department of Water & Power System Revenue RB
5.00%, 01/01/24 (Call 12/01/23)	1,300	1,492,335
Series A, 5.00%, 07/01/20	2,545	2,678,205
Series A, 5.00%, 07/01/21	35	37,928
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,255	4,606,463
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,598
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,309,060
Series A, 5.00%, 07/01/37 (Call 01/01/28)	700	805,329
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,429,027
Series A, 5.00%, 07/01/46 (Call 01/01/26)	6,050	6,715,500
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,096,800
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,675,575
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,280,740
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,279,080
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,219,348
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,777,604
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,950,079
Series B, 5.25%, 07/01/24 (Call 07/01/19)	1,630	1,662,812
Series B, 5.25%, 07/01/24 (PR 07/01/19)	15	15,308
Series C, 5.00%, 07/01/26 (Call 07/01/24)	6,315	7,280,311
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,250	1,399,125
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,423,287
Series E, 5.00%, 07/01/44 (Call 07/01/24)	2,000	2,204,820
Los Angeles Department of Water RB
5.00%, 07/01/37 (Call 07/01/28)	2,000	2,318,820
5.00%, 07/01/48 (Call 07/01/28)	2,000	2,269,660
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,275,450
Series A, 5.00%, 07/01/41 (Call 01/01/27)	4,000	4,510,800
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,247,360
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,327,000
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,386,370
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,776,550
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,330,548
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,085,700
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,912,870
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,692,750
Los Angeles Unified School District/CA GO
5.00%, 07/01/24	1,360	1,567,114
5.00%, 07/01/27 (Call 07/01/26)	8,000	9,452,480
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,044,100
Series A, 5.00%, 07/01/19	3,000	3,057,930
Series A, 5.00%, 07/01/20	2,000	2,101,160
Series A, 5.00%, 07/01/22	5,295	5,853,940
Series A, 5.00%, 07/01/23	2,500	2,825,125
Series A, 5.00%, 07/01/24	3,000	3,456,870
Series A, 5.00%, 07/01/25	1,900	2,225,983
Series A, 5.00%, 07/01/27	3,460	4,163,072
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,073,420
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,614,760
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,305,333
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,408,550
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,925,576
Series A-2, 5.00%, 07/01/21	3,000	3,241,470
Series B, 5.00%, 07/01/21	1,455	1,572,113
Series B-1, 5.00%, 07/01/26	1,500	1,781,940
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,694,080
Series B-1, 5.00%, 07/01/34 (Call 01/01/28)	2,500	2,920,050

347

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	$7,000	$8,106,070
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,303,080
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,330,320
Series C, 5.00%, 07/01/22	9,335	10,320,403
Series C, 5.00%, 07/01/23	4,140	4,678,407
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,355,204
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	849,443
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,772,890
Series D, 5.00%, 01/01/34 (Call 07/01/19)	250	254,198
Series D, 5.20%, 07/01/29 (Call 07/01/19)	1,000	1,018,450
Series I, 5.00%, 07/01/27 (Call 07/01/19)	6,890	7,010,437
Series I, 5.00%, 07/01/29 (Call 07/01/19)	1,200	1,220,772
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	176,520
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	109,992
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	238,545
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,151,934
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,109,820
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	217,502
Series C, 5.00%, 10/01/27	1,000	1,222,020
Series E, 5.00%, 07/01/23	1,000	1,139,910
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	617,680
Modesto Irrigation District COP, Series A, 6.00%, 10/01/39 (PR 04/01/19)	500	507,151
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,448,913
Series E, 5.00%, 06/01/37 (Call 08/01/22)	4,355	4,732,404
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	970,210
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	9,442,740
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	835,912
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,320,120
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	864,570
0.00%, 08/01/36(a)	1,400	728,980
0.00%, 08/01/38(a)	1,500	715,665
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	585,774
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	570,600
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	410,333
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	874,150
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,107,610
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,940,147
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,023,580
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	508,470
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,148,880
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	500	511,210
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	1,205	450,730
Series D, 0.00%, 08/01/46(a)	2,500	753,325
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,717,493
Series C, 5.25%, 08/01/23 (Call 08/01/19)	1,000	1,022,620

Security	Par (000)	Value

California (continued)
Poway Unified School District GO
0.00%, 08/01/33(a)	$1,000	$585,950
0.00%, 08/01/36(a)	13,250	6,664,220
0.00%, 08/01/41(a)	1,500	587,490
0.00%, 08/01/46(a)	5,500	1,685,970
0.00%, 08/01/51(a)	1,250	304,413
Series B, 0.00%, 08/01/34(a)	4,630	2,579,836
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	560	575,669
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	7,500	7,825,200
Riverside CA Sewer Revenue RB, Series A, 5.00%,
08/01/40 (Call 08/01/25)	1,690	1,873,247
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,143,090
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,717,455
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,169,960
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,161,970
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,144,310
Sacramento Area Flood Control Agency SA, Series A,
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,231,280
Sacramento City Financing Authority RB
5.25%, 12/01/30 (AMBAC)	440	518,540
Series A, 5.40%, 11/01/20 (AMBAC)	185	193,268
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,217,780
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	16,935	18,532,987
Series E, 5.00%, 08/15/24	1,500	1,748,850
Series X, 5.00%, 08/15/20	550	580,223
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	805,069
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	275,543
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,188,190
5.00%, 08/01/29 (PR 08/01/21)	120	130,019
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,402,588
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,106,550
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,354,400
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,646,152
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,480,833
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,362,238
San Diego County Regional Transportation
Commission RB
Series A, 3.00%, 04/01/21	6,135	6,317,884
Series A, 4.00%, 04/01/21	5,000	5,262,550
Series A, 5.00%, 04/01/41 (Call 04/01/26)	3,000	3,373,710
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,149,680
Series A, 5.00%, 04/01/48 (Call 04/01/22)	5,860	6,286,960
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,533,615
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,925,468
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,104,230
5.00%, 05/01/35 (Call 05/01/26)	1,350	1,541,309
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,558,025
San Diego Public Facilities Financing Authority RB,
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,018,422

348

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	$1,025	$1,136,274
5.00%, 05/15/23	2,555	2,905,163
5.00%, 05/15/25	2,500	2,965,425
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,945,050
Series A, 5.25%, 05/15/34 (PR 05/15/19)	8,640	8,782,992
Series A, 5.25%, 05/15/39 (PR 05/15/19)	1,000	1,016,550
Series B, 5.00%, 05/15/22 (PR 05/15/19)	4,010	4,070,992
Series B, 5.50%, 05/15/23 (PR 05/15/19)	1,445	1,470,186
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,949,325
Series B, 5.50%, 08/01/39 (PR 08/01/19)	700	717,745
San Diego Regional Building Authority RB, 5.38%,
02/01/36 (PR 02/01/19)	1,500	1,509,195
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	1,300	884,988
0.00%, 07/01/35(a)	2,380	1,279,417
0.00%, 07/01/36(a)	1,500	767,400
0.00%, 07/01/37(a)	700	342,216
0.00%, 07/01/38(a)	3,000	1,397,730
0.00%, 07/01/43(a)	4,140	1,538,093
0.00%, 07/01/44(a)	2,165	768,705
0.00%, 07/01/45(a)	2,590	880,833
Series C, 0.00%, 07/01/45(a)	2,000	680,180
Series C, 0.00%, 07/01/46(a)	275	89,320
Series C, 0.00%, 07/01/47(a)	1,405	436,885
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,489,955
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,903,153
Series E, 0.00%, 07/01/42(a)	5,850	3,816,598
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,382,980
Series E, 0.00%, 07/01/49(a)	7,640	2,150,125
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,247,550
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,539,800
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,035,120
Series R-1, 0.00%, 07/01/31(a)	2,000	1,294,420
Series R-2, 0.00%, 07/01/40(a)	3,475	2,763,528
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,356,040
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,056,790
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,026,190
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	819,048
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	8,420	8,822,476
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,548,180
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,109,140
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	730	800,693
Series A, 5.00%, 07/01/36 (PR 07/01/22)	270	299,090
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,450	1,470,141
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,311,100
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,094,930
Series A, 4.90%, 05/01/29 (Call 11/01/19)	960	986,371
Series B, 4.90%, 05/01/29 (Call 11/01/19)	1,445	1,484,694
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,184,020
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,196,500

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 05/01/47 (Call 05/01/27)	$3,500	$3,899,140
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	961,943
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	715,530
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,685,625
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,809,125
Series E, 6.00%, 05/01/39 (Call 05/01/19)	3,690	3,750,627
Series E, 6.00%, 05/01/39 (PR 05/01/19)	310	315,561
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	518,745
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,547,460
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,186,250
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	3,879,540
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,025,820
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,968,966
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19 (ETM)(a)	980	978,804
0.00%, 01/01/20 (ETM)(a)	500	490,515
0.00%, 01/01/25 (ETM)(a)	2,100	1,831,998
0.00%, 01/01/27 (ETM)(a)	1,075	870,514
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,095,710
5.00%, 01/15/34 (Call 01/15/25)	2,000	2,160,340
5.00%, 01/15/50 (Call 01/15/25)	7,500	7,927,875
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,496,640
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,474,632
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,730	3,948,371
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	508,878
Series B, 0.00%, 08/01/51(a)	1,500	373,560
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	1,000	1,140,540
5.00%, 09/01/45 (Call 09/01/28)	2,000	2,291,400
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,226,682
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	2,979,098
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	2,625,450
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	403,085
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	2,986,949
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	2,869,298
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,203,125
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,119,900
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,022,600
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,006,940
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,526,070
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,212,136
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,145,440
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,743,810
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	997,680
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,321,790

349

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	$1,950	$2,039,427
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,525,230
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	579,130
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,243,620
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,065	2,159,742
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,888,030
Series L, 5.00%, 05/01/22 (Call 05/01/20)	3,185	3,329,312
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	747,890
Series M, 4.00%, 05/01/19	1,295	1,307,743
Series N, 5.00%, 05/01/21	1,540	1,658,888
Series O, 5.00%, 05/01/21	1,800	1,938,960
Series O, 5.00%, 05/01/22	11,395	12,599,565
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,148,914
Series AS, 5.00%, 12/01/24 (ETM)	10	11,619
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,191,503
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,809
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,159,245
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	5,809
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,156,200
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	5,809
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	6,000	7,066,020
Series AX, 5.00%, 12/01/27	1,000	1,229,280
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	1,365	1,372,439
4.00%, 11/01/19	10,000	10,216,400
4.00%, 09/01/20	500	519,205
4.00%, 11/01/25	6,340	7,030,997
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,352,625
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	3,500	3,643,255
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,118,180
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,177,930
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,053,780
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,100,649
4.00%, 09/01/35 (Call 09/01/26)	11,575	12,092,402
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,189,777
4.00%, 09/01/36 (Call 09/01/26)	7,560	7,858,015
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,283,120
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,517,265
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,580,210
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,772,225
4.00%, 11/01/47 (Call 11/01/27)	3,250	3,288,675
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,597,588
5.00%, 02/01/19	4,050	4,072,356
5.00%, 08/01/19	3,920	4,007,651
5.00%, 09/01/19	10,400	10,661,768
5.00%, 10/01/19	1,000	1,027,900
5.00%, 02/01/20	5,585	5,797,342
5.00%, 04/01/20	4,000	4,172,680
5.00%, 04/01/20 (Call 04/01/19)	1,460	1,475,987
5.00%, 08/01/20	8,550	9,002,039
5.00%, 09/01/20	6,900	7,282,812
5.00%, 10/01/20	1,810	1,914,835
5.00%, 11/01/20	4,200	4,454,226
5.00%, 02/01/21	3,935	4,198,330
5.00%, 08/01/21	10,230	11,058,016

Security	Par (000)	Value

California (continued)
5.00%, 09/01/21	$39,955	$43,280,055
5.00%, 10/01/21	2,000	2,170,980
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,923,638
5.00%, 02/01/22	2,290	2,501,962
5.00%, 04/01/22	1,450	1,590,534
5.00%, 08/01/22	1,500	1,658,220
5.00%, 09/01/22	11,795	13,063,906
5.00%, 11/01/22	2,560	2,846,106
5.00%, 12/01/22	1,000	1,113,850
5.00%, 08/01/23	1,500	1,693,020
5.00%, 09/01/23	14,670	16,585,462
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,553,150
5.00%, 10/01/23	1,230	1,392,926
5.00%, 10/01/23 (Call 12/31/18)	25	25,067
5.00%, 11/01/23	1,500	1,701,495
5.00%, 12/01/23	1,835	2,084,927
5.00%, 03/01/24	2,310	2,634,324
5.00%, 08/01/24	8,110	9,317,011
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,295,050
5.00%, 10/01/24	9,770	11,255,822
5.00%, 11/01/24	5,770	6,656,849
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,150,219
5.00%, 08/01/25	9,610	11,222,750
5.00%, 09/01/25	2,000	2,338,800
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,128,160
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,150,900
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,276,053
5.00%, 03/01/26 (Call 03/01/25)	3,400	3,919,418
5.00%, 08/01/26	2,485	2,932,623
5.00%, 10/01/26 (Call 10/01/24)	2,000	2,292,380
5.00%, 02/01/27 (AMBAC)	550	652,834
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,108,160
5.00%, 03/01/27 (Call 03/01/25)	1,145	1,312,765
5.00%, 08/01/27	8,650	10,328,705
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,714,785
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,109,740
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,281,840
5.00%, 11/01/27	11,350	13,591,057
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,587,247
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,502,650
5.00%, 08/01/28 (Call 08/01/27)	1,750	2,075,937
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,167,742
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,117,150
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,272,520
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,835,050
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,074,600
5.00%, 09/01/29 (Call 09/01/26)	5,000	5,820,000
5.00%, 10/01/29 (Call 10/01/19)	6,905	7,077,211
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,374,395
5.00%, 10/01/29 (Call 10/01/24)	4,300	4,868,460
5.00%, 10/01/29 (Call 04/01/26)	5,445	6,292,678
5.00%, 10/01/29 (Call 10/01/28)	13,000	15,605,330
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,793,750
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,264,580
5.00%, 08/01/30 (Call 02/01/25)	2,000	2,259,540
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,691,332
5.00%, 08/01/30 (Call 08/01/26)	2,940	3,405,108
5.00%, 08/01/30 (Call 08/01/27)	6,750	7,936,110
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,121,515
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,256,320

350

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/30 (Call 11/01/27)	$6,250	$7,367,687
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,164,660
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,644,735
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,463,650
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,681,650
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,858,211
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,669,680
5.00%, 02/01/32 (Call 02/01/22)	2,125	2,296,572
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,796,740
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,747,400
5.00%, 08/01/32 (Call 08/01/27)	1,775	2,068,017
5.00%, 09/01/32 (Call 09/01/26)	3,915	4,504,482
5.00%, 02/01/33 (Call 02/01/22)	3,000	3,238,410
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,804,750
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,234,400
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,241,460
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,908,243
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,095,330
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,680,180
5.00%, 09/01/34 (Call 09/01/26)	9,290	10,612,524
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,202,176
5.00%, 08/01/35 (Call 08/01/27)	11,805	13,597,707
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,707,000
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,067,871
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,541,092
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,153,630
5.00%, 11/01/36 (Call 11/01/27)	8,000	9,199,840
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,220,920
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,100,953
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,680,765
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,175,566
5.00%, 10/01/41 (Call 10/01/21)	7,425	7,934,800
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,371,904
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,597,450
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,657,120
5.00%, 11/01/43 (Call 11/01/23)	22,795	24,910,148
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,093,550
5.00%, 09/01/45 (Call 09/01/26)	11,610	12,970,808
5.00%, 08/01/46 (Call 08/01/26)	2,280	2,542,223
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,664,655
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,789,410
5.00%, 10/01/48 (Call 10/01/28)	13,500	15,329,925
5.25%, 02/01/20	1,105	1,150,172
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,194,533
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,079,810
5.25%, 09/01/22	8,640	9,646,992
5.25%, 02/01/23	250	281,733
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,602,112
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,174,140
5.25%, 09/01/25 (Call 09/01/21)	250	271,488
5.25%, 10/01/29 (Call 10/01/19)	3,800	3,904,082
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,094,070
5.25%, 03/01/30 (Call 03/01/20)	500	519,930
5.25%, 08/01/32 (AGM)	3,455	4,211,127
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,180,820
5.50%, 04/01/19	1,155	1,169,853
5.50%, 04/01/21 (Call 04/01/19)	315	318,796
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,023,500
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,031,010
5.50%, 11/01/39 (Call 11/01/19)	14,810	15,267,925

Security	Par (000)	Value

California (continued)
5.50%, 03/01/40 (Call 03/01/20)	$7,855	$8,176,269
5.60%, 03/01/36 (Call 03/01/20)	595	620,508
5.75%, 04/01/27 (Call 04/01/19)	1,630	1,650,147
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,720,893
5.75%, 04/01/31 (Call 04/01/19)	3,330	3,370,493
6.00%, 03/01/33 (Call 03/01/20)	2,500	2,626,975
6.00%, 04/01/35 (Call 04/01/19)	890	901,534
6.00%, 04/01/35 (PR 04/01/19)	640	649,261
6.00%, 11/01/35 (Call 11/01/19)	1,235	1,280,300
6.00%, 04/01/38 (Call 04/01/19)	10,790	10,931,673
6.00%, 04/01/38 (PR 04/01/19)	5,905	5,990,445
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,656,237
6.50%, 04/01/33 (Call 04/01/19)	4,585	4,652,445
6.50%, 04/01/33 (PR 04/01/19)	5,415	5,501,911
Series A, 4.60%, 07/01/19 (ETM)	2,000	2,034,880
Series A, 5.00%, 07/01/19 (ETM)	2,305	2,350,455
Series A, 5.00%, 07/01/20 (PR 07/01/19)	7,380	7,525,534
Series A, 5.00%, 09/01/22	4,170	4,618,609
Series A, 5.25%, 07/01/21 (PR 07/01/19)	4,910	5,013,798
Series B, 5.00%, 09/01/20	4,800	5,066,304
Series B, 5.00%, 09/01/21	1,075	1,164,462
Torrance Unified School District GO, 4.00%, 08/01/40
(Call 08/01/24)	1,000	1,026,050
Turlock Irrigation District RB, Series A, 5.00%, 01/01/40
(PR 01/01/20)	1,000	1,035,860
Ukiah Unified School District/CA GO, 0.00%, 08/01/28
(NPFGC)(a)	3,750	2,770,237
University of California RB
4.00%, 05/15/36 (Call 05/15/25)	1,000	1,031,400
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,571,200
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,025,404
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	697,053
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	1,965	2,159,162
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	606,380
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,004,815
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,175,540
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	25,637,187
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,923,128
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	415	456,189
Series AO, 5.00%, 05/15/22	1,475	1,634,595
Series AO, 5.00%, 05/15/23	1,500	1,700,070
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,844,950
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	11,260,328
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,474,125
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,338,152
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	5,465	6,433,234
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	4,000	4,680,200
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,345	2,675,387
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,012,480
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	7,000	7,936,110
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	3,000	3,382,410
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,270,480
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,355,585
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,110,244
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,487,502
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,513,466
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,497,620
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,785	1,795,853
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,606,930
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	1,938,633

351

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series O, 5.00%, 05/15/58 (Call 05/15/28)	$3,000	$3,333,270
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,333,040
Series Q, 5.00%, 05/15/21 (Call 12/31/18)	15	15,037
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	1,810	1,977,335
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,799,613
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	500	191,030
William S Hart Union High School District GO Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	2,672,037
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	645,675
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,647,425

		2,222,832,029
Colorado — 0.9%
Board of Governors of Colorado State University System RB Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,049,960
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	546,180
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,140,600
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,153,779
Board of Water Commissioners City & County of Denver Co. (The) RB, Series A, 5.00%, 09/15/47 (Call 09/15/27)	3,500	3,955,980
City & County of Denver CO Airport System Revenue RB Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,058,680
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	549,873
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,549,937
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	270,955
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,281,460
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,236,680
City & County of Denver Co. RB
5.00%, 08/01/41 (Call 08/01/26)	1,000	1,110,220
5.00%, 08/01/48 (Call 08/01/26)	1,580	1,738,585
Series A, 5.00%, 08/01/44 (Call 08/01/26)	5,560	6,136,794
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	3,070	3,412,090
City of Colorado Springs Co. Utilities System Revenue RB Series A-1, 5.00%, 11/15/24	3,000	3,452,490
Series A-1, 5.00%, 11/15/25	1,000	1,166,980
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	703,948
Denver City & County School District No. 1 GO Series A, 5.50%, 12/01/23 (NPFGC-FGIC, SAW)	540	623,230
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	989,250
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	5,000	5,357,950
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,215,300
E-470 Public Highway Authority RB Series A, 0.00%, 09/01/40(a)	2,745	1,093,141
Series A, 0.00%, 09/01/41(a)	1,000	379,180
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	427,966
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	637,496
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	144,551
Series B, 0.00%, 09/01/24 (NPFGC-FGIC)(a)	1,165	982,468
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,658,000
Jefferson County School District R-1 GO, 5.00%, 12/15/18 (SAW)	500	500,485
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	522,135

Security	Par (000)	Value

Colorado (continued)
Regional Transportation District RB Series A, 5.00%, 11/01/27	$1,500	$1,785,615
Series A, 5.00%, 11/01/28	1,500	1,798,710
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,084,345
Series A, 5.00%, 11/01/41 (Call 11/01/26)	1,005	1,122,153
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	11,361,612
State of Colorado COP
4.00%, 03/15/43 (Call 03/15/28)	3,500	3,517,360
Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,065,830
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,120,040
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,133,290
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,044,700

		93,079,998
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority RB Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,985,100
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	4,500	4,495,410
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,083,470
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	2,000	1,997,100
State of Connecticut GO 5.00%, 08/01/19	1,000	1,019,430
5.00%, 10/15/26 (Call 10/15/23)	1,160	1,255,955
5.00%, 04/15/33 (Call 04/15/27)	1,660	1,818,065
Series A, 5.00%, 04/15/19	5,000	5,054,500
Series A, 5.00%, 10/15/21	2,000	2,136,100
Series A, 5.00%, 03/15/22	1,000	1,074,300
Series A, 5.00%, 04/15/22	545	586,376
Series A, 5.00%, 10/15/23	2,000	2,198,580
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,937,732
Series A, 5.00%, 02/15/25 (Call 02/15/19)	3,660	3,678,593
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,268,740
Series B, 5.00%, 04/15/20	1,000	1,037,260
Series B, 5.00%, 05/15/21	2,000	2,118,600
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,016,788
Series B, 5.00%, 05/15/26	1,500	1,688,820
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,085,596
Series B, 5.25%, 06/01/20 (AMBAC)	690	720,401
Series C, 5.00%, 06/01/22	1,500	1,617,120
Series C, 5.00%, 06/15/22	1,000	1,079,160
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,075,310
Series C, 5.00%, 06/15/28	1,000	1,133,290
Series D, 5.00%, 11/01/19	2,000	2,052,240
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,084,140
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,096,640
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,427,678
Series E, 5.00%, 10/15/20	1,000	1,049,710
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,721,821
Series E, 5.00%, 10/15/25	3,000	3,361,170
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,069,700
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,334,680
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,217,640
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,637,865
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,176,100
State of Connecticut Special Tax Revenue RB 5.00%, 11/01/19	1,000	1,026,490
5.00%, 10/01/22	625	681,494
5.00%, 01/01/24	5,000	5,549,900
5.00%, 10/01/25	1,500	1,698,675

352

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
5.00%, 01/01/27	$2,000	$2,269,520
5.00%, 10/01/30 (Call 10/01/28)	1,000	1,134,450
5.00%, 10/01/33 (Call 10/01/28)	3,000	3,362,280
5.00%, 01/01/37 (Call 01/01/28)	2,000	2,194,040
5.00%, 10/01/38 (Call 10/01/28)	1,500	1,649,775
Series 1, 5.00%, 02/01/19	3,000	3,014,520
Series A, 5.00%, 09/01/24	2,000	2,241,260
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,368,239
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,125,030
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,114,780
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,099,410
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,148,080
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,463,080
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,086,800
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,315,020
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,165,980
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,090,870
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,097,420
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,370,675

		135,658,968
Delaware — 0.1%
Delaware Transportation Authority RB, 5.00%, 06/01/55 (Call 06/01/25)	2,000	2,162,000
State of Delaware GO
Series A, 5.00%, 01/01/26	4,090	4,798,429
Series A, 5.00%, 01/01/27	1,155	1,371,436
Series B, 5.00%, 07/01/23	1,960	2,205,764

		10,537,629
District of Columbia — 1.2%
District of Columbia GO Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,659,060
Series A, 5.00%, 06/01/20	2,375	2,482,421
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,324,840
Series A, 5.00%, 06/01/32 (Call 06/01/27)	4,000	4,611,960
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,208,548
Series A, 5.00%, 06/01/43 (Call 06/01/28)	4,950	5,596,470
Series C, 5.00%, 06/01/35 (Call 06/01/24)	2,215	2,447,198
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,196,880
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,707,180
Series D, 5.00%, 06/01/42 (Call 06/01/27)	11,890	13,320,129
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	7,000	7,745,080
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,303,900
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,043,120
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	521,335
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,563,105
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	519,460
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,506,156
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,927,502
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	411,724
Series B-1, 5.00%, 02/01/31 (Call 12/31/18) (NPFGC)	980	981,617
Series C, 4.00%, 12/01/37 (Call 12/01/22)	1,000	1,029,000
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,106,040
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,188,820
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,087,270
Series G, 5.00%, 12/01/36 (Call 12/01/21)	2,500	2,672,375
District of Columbia Water & Sewer Authority RB 5.50%, 10/01/23 (AGM)	240	261,946
Series A, 5.00%, 10/01/36 (Call 04/01/26)	3,000	3,350,010

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/01/44 (Call 10/01/23)	$1,165	$1,271,085
Series A, 5.00%, 10/01/48 (Call 10/01/23)	8,310	9,051,086
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,324,690
Series B, 5.00%, 10/01/49 (Call 04/01/28)	7,600	8,512,836
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,254,720
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,550	13,888,834
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	6,000	6,179,100
Series A, 0.00%, 10/01/37(a)	4,000	1,637,840
Series A, 5.25%, 10/01/44 (Call 10/01/19)	2,180	2,223,709
Metropolitan Washington Airports Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,046,450

		129,163,496
Florida — 2.8%
Central Florida Expressway Authority RB
4.00%, 07/01/41 (Call 07/01/27)	1,725	1,734,557
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,153,512
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,219,960
Series B, 5.00%, 07/01/26	4,000	4,670,040
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,046,035
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,019,100
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,079,400
City of Clearwater FL Water & Sewer Revenue RB, Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,033,150
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,138,700
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,197,834
City of Miami Beach FL, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,108,020
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,603,930
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,560,848
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	8,745	9,282,468
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	10,215	11,233,538
5.38%, 10/01/35 (Call 10/01/20)	420	441,147
5.38%, 10/01/35 (PR 10/01/20)	1,580	1,676,807
Series A, 5.38%, 10/01/41 (Call 10/01/20)	10,045	10,660,457
Series A, 5.50%, 10/01/36 (Call 10/01/19)	1,900	1,955,822
Series B, 5.00%, 10/01/37 (Call 10/01/24)	2,560	2,805,402
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,000	1,045,720
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,041,570
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,024,920
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,224,300
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,217,660
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,085,060
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,566,740
County of Miami-Dade FL Transit System RB 4.00%, 07/01/48 (Call 07/01/28)	3,000	3,008,790
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,081,060
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,104,946
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/24	4,000	4,568,360
5.00%, 10/01/25	2,500	2,900,025

353

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
5.00%, 10/01/27	$1,000	$1,182,430
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,664,665
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,239,852
Series A, 5.00%, 10/01/42 (Call 10/01/22)	7,835	8,433,359
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,825,796
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,577,210
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,268,880
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,250,380
Series B, 5.25%, 10/01/20 (AGM)	2,725	2,879,834
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,186,521
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/20	1,500	1,576,620
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,180,294
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,868,900
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	949,362
Series A, 5.25%, 10/01/19	1,000	1,026,930
Florida’s Turnpike Enterprise RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,008,600
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,249,953
Hillsborough County Aviation Authority RB
5.00%, 10/01/48 (Call 10/01/28)	2,000	2,239,120
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,078,750
Series B, 5.00%, 10/01/40 (Call 10/01/24)	1,500	1,628,835
Series B, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,083,690
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,709,775
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	101,281
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,053,533
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,599,850
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	797,763
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,301,557
Miami Beach Redevelopment Agency TA, Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,102,160
Miami-Dade County Educational Facilities Authority RB Series A, 5.00%, 04/01/40 (Call 04/01/25)	1,000	1,086,850
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,333,240
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,015,229
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,065,371
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,186,211
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,080,530
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,144,494
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,084,000
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,820,325
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	1,000	1,105,400
Series A, 5.00%, 10/01/25	1,500	1,744,110
Series B, 5.00%, 10/01/33 (Call 04/01/19)	285	287,750
Series B, 5.00%, 10/01/33 (PR 04/01/19)	215	217,240
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22	500	548,780
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,462,933
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,091,592
Series A, 5.00%, 07/01/40 (PR 07/01/20)	2,500	2,615,295

Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP, Series D, 5.00%, 08/01/31 (Call 08/01/25)	$2,000	$2,244,900
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,078,320
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,501,617
5.00%, 10/01/31 (PR 10/01/21)	45	48,509
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	226,556
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,570,062
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,029,170
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,115,550
Series A, 5.25%, 02/01/27 (PR 02/01/19) (AGC)	2,690	2,704,876
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,824,650
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,274,300
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,175,540
School District of Broward County/FL COP Series A, 5.00%, 07/01/20	3,000	3,136,890
Series A, 5.00%, 07/01/21	1,000	1,070,820
Series C, 5.00%, 07/01/26	2,000	2,326,060
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,122,640
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 12/31/18)	10,000	10,015,900
State of Florida GO
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,379,954
Series A, 5.00%, 06/01/22	2,685	2,949,231
Series A, 5.00%, 07/01/39 (Call 07/01/19)	1,000	1,026,150
Series B, 4.00%, 07/01/48 (Call 07/01/28)	3,000	3,035,070
Series C, 5.00%, 06/01/22 (Call 06/01/19)	1,500	1,522,830
Series D, 5.00%, 06/01/20	2,000	2,091,060
Series D, 5.00%, 06/01/21 (Call 06/01/19)	1,000	1,025,280
Series D, 5.00%, 06/01/25 (Call 06/01/21)	2,275	2,430,883
Series E, 5.00%, 06/01/37 (Call 06/01/20)	3,485	3,626,003
Series F, 4.00%, 06/01/19	100	101,092
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,067,020
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,560,465
State of Florida Lottery Revenue RB, Series E, 5.00%, 07/01/20	1,000	1,047,070
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	1,085	1,112,248
Tampa-Hillsborough County Expressway Authority RB 5.00%, 07/01/47 (Call 07/01/27)	6,210	6,813,612
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,525,280
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,478,478
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,345,331

		299,048,545
Georgia — 2.4%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,118,150
City of Atlanta Department of Aviation RB Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,117,030
Series A, 5.00%, 01/01/19	2,850	2,856,726
Series A, 5.00%, 01/01/21	1,000	1,059,690
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,031,150
Series B, 5.00%, 01/01/23 (Call 01/01/20)	5,180	5,337,990
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,432,519
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,063,860
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,940,347

354

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/33 (Call 05/01/25)	$10,800	$12,130,776
5.00%, 11/01/43 (Call 05/01/25)	10,175	11,222,109
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,190,740
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,037,190
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,406,281
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	3,929,045
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,175	10,576,200
Series B, 5.00%, 11/01/43 (Call 11/01/27)	6,780	7,640,857
Series B, 5.00%, 11/01/47 (Call 11/01/27)	3,335	3,744,771
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,564,600
Georgia State Road & Tollway Authority RB Series A, 5.00%, 06/01/19	1,360	1,380,794
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,131,740
Series B, 5.00%, 06/01/19	3,685	3,741,344
Series B, 5.00%, 06/01/21	3,300	3,536,973
Gwinnett County School District GO 5.00%, 08/01/21 (SAW)	3,580	3,855,624
5.00%, 02/01/22	4,990	5,439,449
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,832,723
Metropolitan Atlanta Rapid Transit Authority RB 5.00%, 07/01/33 (Call 07/01/26)	5,000	5,705,700
Series A, 5.00%, 07/01/39 (PR 07/01/19)	975	992,813
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	8,607,975
Series B, 5.00%, 07/01/34 (Call 07/01/26)	3,915	4,447,636
Municipal Electric Authority of Georgia RB 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,020,730
Series A, 5.00%, 01/01/20	1,000	1,030,000
Series A, 5.00%, 01/01/21	1,000	1,048,360
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,045,710
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,207,860
Series B, 5.00%, 01/01/20	3,000	3,090,000
Series D, 5.75%, 01/01/20 (Call 12/26/18)	130	130,293
Private Colleges & Universities Authority RB, Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,192,640
State of Georgia GO
4.00%, 02/01/36 (Call 02/01/27)	8,800	9,237,096
5.00%, 02/01/20	2,990	3,097,730
5.00%, 12/01/22	2,500	2,780,250
5.00%, 07/01/30 (Call 07/01/28)	1,500	1,799,160
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	7,434,840
Series A, 5.00%, 07/01/23	10,000	11,258,600
Series A, 5.00%, 02/01/27 (Call 02/01/26)	3,095	3,619,045
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,092,500
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,190,484
Series A-1, 5.00%, 02/01/19	2,030	2,040,495
Series A-1, 5.00%, 02/01/23	4,910	5,482,310
Series A-1, 5.00%, 02/01/24	1,500	1,707,630
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,269,520
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,820,950
Series B, 5.00%, 01/01/20 (PR 01/01/19)	2,500	2,506,125
Series B, 5.00%, 01/01/24 (PR 01/01/19)	1,000	1,002,450
Series C, 4.00%, 10/01/22	3,000	3,209,520
Series C, 5.00%, 07/01/19	11,000	11,200,970
Series C, 5.00%, 07/01/21	1,500	1,613,550
Series C, 5.00%, 10/01/21	2,960	3,203,490
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,074,650
Series E, 5.00%, 12/01/23	5,640	6,399,821
Series E, 5.00%, 12/01/24	4,555	5,264,532

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/25	$5,710	$6,704,454
Series E, 5.00%, 12/01/26	4,900	5,833,205
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,305,255
Series I, 5.00%, 07/01/19	6,450	6,567,842
Series I, 5.00%, 07/01/20	5,605	5,874,152
Series J-1, 4.00%, 07/01/21	265	278,234

		251,707,255
Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,070,246
Series A, 4.00%, 07/01/38 (Call 01/01/28)	1,295	1,327,362
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,100,450
Series A, 5.00%, 07/01/47 (Call 01/01/28)	2,000	2,241,680
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,063,346
City & County of Honolulu HI GO
Series B, 5.25%, 07/01/19 (AGM)	4,355	4,439,487
Series C, 5.00%, 10/01/30	5,000	6,028,000
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,852,662
State of Hawaii GO
5.00%, 11/01/20	5,900	6,235,356
5.00%, 05/01/26	7,430	8,711,155
Series DQ, 5.00%, 06/01/19	1,000	1,015,440
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	500	507,647
Series DQ, 5.00%, 06/01/29 (PR 06/01/19)	1,450	1,472,192
Series DY, 5.00%, 02/01/19	2,815	2,829,188
Series DY, 5.00%, 02/01/20	1,000	1,035,560
Series DZ, 5.00%, 12/01/20 (ETM)	305	322,717
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,079,733
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	957,968
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	952,556
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,083,601
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	812,701
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,625,417
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,756,462
Series DZ-2017, 5.00%, 12/01/20	430	455,409
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	15,871
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,207,704
Series EA, 5.00%, 12/01/20	500	529,545
Series EA, 5.00%, 12/01/21	1,500	1,628,160
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,824,687
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,618
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,822,414
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	432,600
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	979,202
Series EF, 5.00%, 11/01/21	2,000	2,166,620
Series EF, 5.00%, 11/01/22	5,000	5,536,950
Series EH, 5.00%, 08/01/23 (ETM)	980	1,100,373
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	132,077
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	426,675
Series EH-2017, 5.00%, 08/01/23	775	871,426
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	275,093
Series EO, 5.00%, 08/01/23	385	432,902
Series EO, 5.00%, 08/01/23 (ETM)	665	746,682
Series EO, 5.00%, 08/01/24	1,000	1,143,100
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	5,155	5,883,865
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,597,171
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	251,467
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,125,010

355

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EP, 5.00%, 08/01/22	$1,000	$1,101,390
Series EY, 5.00%, 10/01/23	1,000	1,128,050
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,310,500
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	5,000	5,199,300
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,543,710
Series FH, 5.00%, 10/01/25	2,000	2,328,220
Series FH, 5.00%, 10/01/26	1,350	1,591,421
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	2,200	2,584,186
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,064,820
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	4,340	4,955,065
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	4,500	5,210,280

		127,139,489
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,156,830

Illinois — 3.5%
Chicago Board of Education ST, 6.00%, 04/01/46 (Call 04/01/27)	1,730	1,957,132
Chicago Midway International Airport RB Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,170,480
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,402,951
Chicago O’Hare International Airport RB
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,472,150
5.00%, 01/01/47 (Call 01/01/27)	4,240	4,589,418
5.75%, 01/01/39 (PR 01/01/21)	14,260	15,347,468
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,110,260
Series 2015-B, 5.00%, 01/01/22	5,150	5,575,287
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,790,025
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	3,867,880
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	84,879
Series B, 5.00%, 01/01/20	8,575	8,848,971
Series B, 5.00%, 01/01/36 (Call 01/01/27)	9,110	10,026,557
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,307,626
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,618,470
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	16,219,650
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	511,906
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,606,890
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,702,288
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,808,426
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,073,340
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,350	11,171,272
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,105,440
Series E, 5.00%, 01/01/27	2,000	2,308,120
Series F, 5.00%, 01/01/35 (Call 01/01/20)	1,000	1,026,290
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	625,707
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,086,770
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,743,475
City of Chicago IL GO
Series A, 5.00%, 01/01/26 (CALL 01/01/20) (AGM)	1,000	1,027,200
Series A, 5.00%, 01/01/27 (CALL 01/01/20) (AGM)	1,020	1,046,642
Series A, 5.00%, 01/01/29 (Call 12/31/18) (NPFGC-FGIC)	860	861,935
City of Chicago IL Wastewater Transmission Revenue RB 5.00%, 01/01/39 (Call 01/01/24)	2,000	2,119,440
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,041,360
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,102,477

Security	Par (000)	Value

Illinois (continued)
County of Cook IL GO Series A, 5.00%, 11/15/19	$460	$471,827
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,052,330
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	530,190
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,332,312
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,315,716
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,228,860
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,202,320
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,090,940
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	4,280	4,404,163
Series A, 5.00%, 12/01/22	1,000	1,103,730
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,340,380
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,073,640
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,196,420
Series A, 5.00%, 01/01/42 (Call 01/01/28)	4,500	4,945,320
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,029,630
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	719,838
Series B, 5.00%, 12/01/18	1,415	1,415,000
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,096,200
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,730,250
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,636,995
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,125	9,921,339
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,930	5,363,643
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,193,480
Series D, 5.00%, 01/01/22	3,915	4,238,301
Metropolitan Pier & Exposition Authority RB
0.00%, 12/15/52 (AGM)(a)	7,000	1,347,850
5.50%, 06/15/29 (ETM) (NPFGC-FGIC)	95	111,302
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	294,107
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,496,340
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	712,700
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	624,740
Series B, 0.00%, 06/15/45 (AGM)(a)	770	217,063
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	428,864
Series B, 0.00%, 06/15/47 (AGM)(a)	330	84,087
Metropolitan Water Reclamation District of Greater Chicago GOL Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	755,759
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,062,380
Series C, 5.25%, 12/01/32	1,340	1,601,756
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	500	541,790
5.75%, 06/01/23 (AGM)	1,000	1,117,150
State of Illinois GO
5.00%, 02/01/19	1,000	1,003,780
5.00%, 07/01/19	1,000	1,013,470
5.00%, 08/01/19	2,075	2,106,685
5.00%, 01/01/20 (AGM)	975	1,000,048
5.00%, 02/01/20	1,000	1,023,370
5.00%, 05/01/20	3,000	3,083,730
5.00%, 02/01/21	2,500	2,577,200
5.00%, 08/01/21	2,000	2,073,360
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,526,040
5.00%, 02/01/22	3,140	3,264,281
5.00%, 08/01/22	580	605,752
5.00%, 02/01/23	4,250	4,454,255
5.00%, 02/01/24	2,500	2,633,225
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,679,291

356

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 02/01/26	$5,000	$5,298,750
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,079,980
5.00%, 02/01/28 (Call 02/01/27)	2,000	2,106,620
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,957,038
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,540,665
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,017,960
5.00%, 02/01/39 (Call 02/01/24)	6,285	6,375,818
5.00%, 05/01/39 (Call 05/01/24)	1,000	1,013,660
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,106,080
5.50%, 07/01/27 (Call 07/01/23)	660	707,263
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,049,740
Series A, 5.00%, 12/01/19	10,000	10,226,500
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,070,280
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,042,100
Series B, 5.00%, 10/01/21	1,000	1,038,600
Series B, 5.00%, 10/01/22	1,250	1,306,950
Series B, 5.00%, 10/01/28	2,000	2,114,400
Series B, 5.00%, 10/01/29 (Call 10/01/28)	1,000	1,053,100
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,132,420
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,070,540
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	11,531,190
Series D, 5.00%, 11/01/20	7,300	7,568,640
Series D, 5.00%, 11/01/21	9,700	10,082,374
Series D, 5.00%, 11/01/22	8,300	8,685,950
Series D, 5.00%, 11/01/23	8,300	8,734,256
Series D, 5.00%, 11/01/24	6,510	6,880,875
Series D, 5.00%, 11/01/25	10,445	11,069,715
Series D, 5.00%, 11/01/26	10,800	11,465,496
Series D, 5.00%, 11/01/27	10,280	10,885,595
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,326,040
State of Illinois RB
5.00%, 06/15/19	545	552,565
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,589,625
Series B, 5.25%, 06/15/34 (PR 06/15/19)	2,000	2,035,400

		367,147,566
Indiana — 0.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,150,370
Indiana Finance Authority RB
5.00%, 02/01/32 (Call 02/01/23)	1,000	1,100,640
5.00%, 10/01/40 (Call 10/01/24)	10,000	10,930,800
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,192,260
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,507,125
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,262,946
Series A, 5.00%, 02/01/20	1,000	1,035,680
Series A, 5.00%, 10/01/44 (Call 10/01/24)	2,000	2,166,280
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,145,260
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,807,072
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,061,060
Series C, 5.00%, 12/01/23	1,250	1,412,662
Series C, 5.00%, 06/01/27 (Call 12/01/26)	9,110	10,742,421
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,139,984
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/42 (Call 07/01/26)	3,265	3,605,344
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.75%, 01/01/38 (Call 01/01/19)	4,400	4,412,716
Series A, 5.75%, 01/01/38 (PR 01/01/19)	1,070	1,073,221

		52,745,841

Security	Par (000)	Value

Iowa — 0.1%
Iowa Finance Authority RB 5.00%, 08/01/20	$1,000	$1,049,170
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,349,760
5.00%, 08/01/31 (Call 08/01/27)	2,000	2,340,900
State of Iowa RB
Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,161,580
Series A, 5.00%, 06/01/27 (PR 06/01/19)	500	507,720

		7,409,130
Kansas — 0.4%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,098,754
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,802,950
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,465,600
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,145,180
5.00%, 09/01/30 (Call 09/01/25)	1,500	1,710,810
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,393,960
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,253,500
Series A, 5.00%, 09/01/21	1,200	1,293,180
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,277,760
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,133,140
Series A, 5.50%, 03/01/19 (AGM)	2,255	2,274,821
Series B, 5.00%, 09/01/22	5,000	5,513,200
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	9,516,475

		40,879,330
Kentucky — 0.1%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,125,160
Kentucky Public Transportation Infrastructure Authority RB, Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,070,310
Kentucky State Property & Building Commission RB Series A, 5.00%, 08/01/19	1,000	1,018,770
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,655,055
Louisville & Jefferson County Metropolitan Sewer District RB Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	536,505
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,070,360

		6,476,160
Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,064,880
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,067,760
East Baton Rouge Sewerage Commission RB Series A, 5.25%, 02/01/39 (PR 02/01/19)	1,000	1,005,530
Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,192,900
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,158,480
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,003,970
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,068,020
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,635,795
State of Louisiana Gasoline & Fuels Tax Revenue RB Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,045,680
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,105,730

357

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	$1,000	$1,030,730
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	818,355
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	273,722
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	828,218
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	262,774
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	1,994,894
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,113,560
Series B, 5.00%, 05/01/45 (PR 05/01/20)	3,250	3,385,590
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,239,040
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,208,853
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,037,480
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,082,720
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,117,420
Series B, 5.00%, 08/01/25	2,000	2,308,900
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,484,830
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,286,848
Series C, 5.00%, 07/15/21	1,000	1,073,350
Series C, 5.00%, 08/01/23	1,000	1,120,650
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,095,560
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,272,560

		46,384,799
Maryland — 2.3%
City of Baltimore MD RB 5.00%, 07/01/46 (Call 01/01/27)	5,000	5,530,900
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,096,440
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,318,540
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,263,300
County of Montgomery MD GO
Series A, 5.00%, 11/01/19	3,900	4,009,005
Series A, 5.00%, 11/01/24	2,085	2,404,255
Series B, 5.00%, 11/01/21	2,250	2,438,415
Series B, 5.00%, 11/01/23	2,500	2,828,925
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,478,526
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,145,960
Series C, 5.00%, 10/01/25	2,000	2,341,980
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,405,940
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,111,200
State of Maryland Department of Transportation RB 4.00%, 09/01/19	2,175	2,209,082
4.00%, 09/01/21	3,600	3,788,100
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,280,200
5.00%, 02/15/23	8,175	9,122,482
5.00%, 09/01/24	1,250	1,435,588
5.00%, 11/01/24	2,000	2,303,840
5.00%, 09/01/25	1,000	1,167,690
5.00%, 09/01/27	2,030	2,424,470
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,176,280
State of Maryland GO 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,308,760
5.00%, 03/01/19	1,500	1,511,655
5.00%, 03/15/19	2,650	2,673,903
5.00%, 03/01/20	1,500	1,557,315
5.00%, 08/01/22	1,300	1,433,497
5.00%, 08/01/25	1,035	1,208,663
5.00%, 08/01/31 (Call 08/01/28)	2,500	2,976,525
First Series, 5.00%, 06/01/19	12,290	12,482,216
First Series B, 5.00%, 03/01/19	2,525	2,544,619

Security	Par (000)	Value

Maryland (continued)
First Series B, 5.00%, 03/15/20	$9,660	$10,040,507
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,297,138
First Series C, 4.00%, 08/15/21	9,270	9,739,247
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,578,789
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,100,840
Series A, 3.13%, 03/15/33 (Call 03/15/28)	5,000	4,839,800
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,129,280
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,122,040
Series A, 5.00%, 03/01/21	1,000	1,065,870
Series A, 5.00%, 03/15/22	11,525	12,601,896
Series A, 5.00%, 03/15/23	4,290	4,796,649
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,064,730
Series A, 5.00%, 08/01/24	2,700	3,098,520
Series A, 5.00%, 03/15/25	1,000	1,160,830
Series A, 5.00%, 03/15/27	1,200	1,429,020
Series A, 5.00%, 08/01/27	1,000	1,196,100
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,946,150
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,280,434
Series B, 5.00%, 03/15/19	1,500	1,513,530
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,000	1,020,890
Series B, 5.00%, 08/01/23 (PR 08/01/19)	5,720	5,839,491
Series B, 5.00%, 08/01/24	1,965	2,255,034
Series B, 5.00%, 08/01/25	6,100	7,123,519
Series B, 5.00%, 08/01/26	10,245	12,121,577
Series C, 5.00%, 03/01/20 (PR 03/01/19)	1,120	1,128,814
Series C, 5.00%, 08/01/20	2,500	2,625,025
Series C, 5.00%, 08/01/21	2,300	2,477,077
Series C, 5.00%, 08/01/22	2,125	2,343,216
Series C, 5.00%, 08/01/23	8,900	10,022,557
Series C, 5.00%, 08/01/24	12,525	14,373,690
Series C, 5.25%, 08/01/20	4,585	4,832,911

		243,143,442
Massachusetts — 5.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB 5.00%, 06/15/27 (Call 06/15/26)	3,100	3,631,278
Series A, 5.00%, 06/15/25 (Call 06/15/24)	1,400	1,600,718
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,270,020
Commonwealth of Massachusetts GO Series C, 5.50%, 12/01/22 (AGM)	1,050	1,186,007
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	7,003,086
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,051,223
Commonwealth of Massachusetts GOL 4.00%, 05/01/35 (Call 05/01/23)	2,000	2,045,400
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,519,935
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,020,900
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,472,293
4.25%, 12/01/39 (Call 12/01/21)	4,180	4,285,043
5.00%, 04/01/26	10,230	12,029,150
5.00%, 10/01/27	1,250	1,493,875
5.00%, 01/01/42 (Call 01/01/28)	3,795	4,259,318
5.00%, 01/01/43 (Call 01/01/28)	2,000	2,243,040
5.00%, 11/01/44 (Call 11/01/27)	1,500	1,680,630
Series A, 4.00%, 04/01/42 (Call 04/01/21)	10,335	10,366,418
Series A, 4.50%, 12/01/43 (Call 12/01/21)	2,500	2,585,500
Series A, 5.00%, 04/01/19	3,800	3,839,710
Series A, 5.00%, 03/01/23	4,900	5,467,322
Series A, 5.00%, 07/01/25	1,000	1,164,530
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,301,605
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,204,090

358

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 03/01/34 (PR 03/01/19)	$460	$463,597
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,772,675
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	9,848,223
Series A, 5.00%, 03/01/39 (PR 03/01/19)	1,975	1,990,444
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,804,126
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,427,357
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,517,072
Series A, 5.25%, 08/01/21	3,000	3,249,480
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	7,992,192
Series B, 5.00%, 08/01/21	3,750	4,037,737
Series B, 5.00%, 08/01/22	2,250	2,480,220
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,880,874
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,259,604
Series B, 5.00%, 07/01/27	1,000	1,191,010
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,556,450
Series B, 5.25%, 08/01/20	745	785,156
Series B, 5.25%, 08/01/21	425	460,343
Series B, 5.25%, 08/01/21 (AGM)	1,585	1,716,809
Series B, 5.25%, 09/01/21	1,960	2,127,423
Series B, 5.25%, 08/01/22	1,100	1,222,188
Series B, 5.25%, 09/01/22 (AGM)	600	667,878
Series B, 5.25%, 08/01/23	1,075	1,220,910
Series B, 5.25%, 09/01/23 (AGM)	4,990	5,681,215
Series B, 5.25%, 09/01/24	1,820	2,112,492
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,499,084
Series C, 5.00%, 08/01/19	2,220	2,266,376
Series C, 5.00%, 04/01/20	9,085	9,458,848
Series C, 5.00%, 08/01/22	2,500	2,755,800
Series C, 5.00%, 10/01/22	11,300	12,498,026
Series C, 5.00%, 10/01/24	3,900	4,482,348
Series C, 5.00%, 08/01/25	1,350	1,573,790
Series C, 5.00%, 10/01/25	5,000	5,841,150
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,525,200
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,039,540
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,016,560
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,080,830
Series D, 5.00%, 07/01/25	2,500	2,911,325
Series D, 5.00%, 07/01/26	4,000	4,719,400
Series D, 5.00%, 07/01/27	4,900	5,835,949
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,231,601
Series D, 5.50%, 10/01/19 (AMBAC)	4,260	4,388,396
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,564,832
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,584,260
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	9,980,736
Series E, 4.50%, 08/01/43 (Call 08/01/21)	2,075	2,138,329
Series E, 5.00%, 11/01/23	1,600	1,807,328
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,473,366
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,858,392
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,758,471
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,654,400
Series E, 5.00%, 08/01/40 (Call 08/01/21)	2,165	2,296,978
Series F, 5.00%, 11/01/37 (Call 11/01/27)	3,950	4,484,119
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,807,175
Series H, 5.00%, 12/01/22	3,000	3,331,440
Series H, 5.00%, 12/01/24	1,150	1,325,640
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	9,946,556
Commonwealth of Massachusetts RB 5.50%, 01/01/30 (NPFGC-FGIC)	1,110	1,366,288
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,850,805
Series A, 5.50%, 06/01/21	4,545	4,933,234

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB 5.00%, 06/01/43 (Call 12/01/27)	$7,000	$7,884,520
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,528,525
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,125,926
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,389,902
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,277,992
Series A, 5.00%, 06/01/44 (Call 06/01/24)	3,000	3,282,630
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,298,024
Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,500	2,811,375
Massachusetts Bay Transportation Authority RB 5.00%, 07/01/23	2,500	2,806,500
Series A, 5.00%, 07/01/20	7,000	7,335,020
Series A, 5.00%, 07/01/21	6,000	6,452,640
Series A, 5.00%, 07/01/28	4,370	5,245,661
Series A, 5.00%, 07/01/31	2,870	3,484,323
Series A, 5.25%, 07/01/21	3,205	3,464,284
Series A, 5.25%, 07/01/28	1,450	1,771,059
Series A, 5.25%, 07/01/30	3,635	4,510,199
Series B, 5.25%, 07/01/19	1,395	1,422,384
Series B, 5.25%, 07/01/21	2,120	2,291,508
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/20	1,800	1,889,118
5.00%, 08/01/23	2,500	2,816,525
5.00%, 08/01/24	1,000	1,148,180
5.00%, 08/01/26	2,000	2,367,880
5.25%, 08/01/20	1,000	1,053,570
5.25%, 08/01/21	500	541,850
Series A, 5.25%, 08/01/19	1,000	1,022,050
Massachusetts Department of Transportation RB Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	753,710
Series A, 5.00%, 01/01/20 (ETM)	95	96,468
Massachusetts Development Finance Agency RB 5.00%, 01/01/41 (Call 01/01/25)	1,000	1,047,390
Series A, 4.00%, 07/15/36 (Call 07/15/26)	4,000	4,250,800
Series A, 5.00%, 07/15/22	1,000	1,103,980
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,349,000
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,458,190
Series A, 5.00%, 07/15/36	1,490	1,835,337
Series A, 5.00%, 07/15/40	4,000	4,962,120
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,583,520
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,929,498
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,536,262
Massachusetts School Building Authority RB 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,105,330
Series A, 4.00%, 02/15/43 (Call 02/15/28)	8,960	8,993,869
Series A, 5.00%, 08/15/22	1,300	1,434,862
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,651,665
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,178,877
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,412,353
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,523,678
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,013,960
Series B, 5.00%, 10/15/19	1,000	1,028,070
Series B, 5.00%, 10/15/21	1,035	1,119,777
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,092,910
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,743,166
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,128,213
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,068,080
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	2,924,652
Series B, 5.00%, 11/15/46 (Call 11/15/26)	8,025	8,930,220

359

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 4.00%, 08/15/36 (Call 08/15/25)	$1,000	$1,024,170
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,306,500
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,351,810
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (Call 05/01/22) (ST)	4,800	5,131,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB Series A, 5.00%, 01/01/29	3,985	4,788,695
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,241,185
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,026,120
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,689,915
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,644,719
Series B, 5.00%, 08/01/21 (Call 08/01/19)	325	331,510
Series B, 5.00%, 08/01/21 (PR 08/01/19)	85	86,708
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,074,030
Series B, 5.00%, 08/01/39 (PR 08/01/19)	2,445	2,495,758
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,800,280
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,137,640
Series B, 5.25%, 08/01/25 (AGM)	2,500	2,956,200
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,319,791
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,225,020
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,486,700
Series B, 5.25%, 08/01/31 (AGM)	800	999,896
Series B-1, 5.00%, 08/01/21 (PR 08/01/19)	90	91,868
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	7,447,569
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,690,500
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,072,940
Series J, 5.50%, 08/01/20 (AGM)	960	1,015,642
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,278
Series J, 5.50%, 08/01/21 (AGM)	4,155	4,528,410
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,133,720
University of Massachusetts Building Authority RB Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,164,176
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,522,475
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,778,500
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	2,960,269

		545,516,934
Michigan — 0.9%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,969,950
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/28	2,000	2,352,960
5.00%, 07/01/34 (Call 07/01/26)	2,000	2,234,380
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/36 (Call 07/01/26)	9,500	10,422,260
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,304,020
Michigan Finance Authority RB
5.00%, 07/01/20 (Call 07/01/19)	6,050	6,159,807
5.00%, 07/01/21 (Call 12/21/18)	2,000	2,014,240
Series A, 5.00%, 01/01/19	2,625	2,631,300
Series C-1, 5.00%, 07/01/44 (Call 07/01/22)	13,720	14,564,329
Series C-3, 5.00%, 07/01/24 (AGM)	1,000	1,132,030
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,100,810
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,092,510
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,118,640

Security	Par (000)	Value

Michigan (continued)
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	$6,020	$6,264,111
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,441,210
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,112,270
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,434,970
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,337,590
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,102,490
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,720,875
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,153,240
State of Michigan RB
5.00%, 03/15/20	3,670	3,808,873
5.00%, 03/15/23	1,000	1,112,960
5.00%, 03/15/24	4,000	4,534,880
5.00%, 03/15/26	2,500	2,913,225
5.00%, 03/15/27	300	353,178
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	2,820	2,901,160
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,339,090
5.00%, 04/01/47 (Call 04/01/27)	1,000	1,123,880
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,820,725

		97,571,963
Minnesota — 0.6%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/26	1,215	1,416,253
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,673,850
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,449,000
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	2,390	2,481,322
Series A, 5.00%, 03/01/23	1,000	1,116,400
Series B, 5.00%, 03/01/19	510	513,937
State of Minnesota GO
5.00%, 10/01/21	2,700	2,919,969
Series A, 5.00%, 08/01/19	5,320	5,430,071
Series A, 5.00%, 08/01/20	2,000	2,100,020
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,679,472
Series D, 5.00%, 08/01/19	4,000	4,082,760
Series D, 5.00%, 08/01/20	4,890	5,134,549
Series D, 5.00%, 08/01/20 (ETM)	20	20,977
Series D, 5.00%, 08/01/21	5,650	6,084,428
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,701,781
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	26,221
Series D, 5.00%, 08/01/23	4,205	4,734,157
Series D, 5.00%, 10/01/26	3,000	3,548,220
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,505,028
Series F, 5.00%, 10/01/22	3,000	3,319,680
Series H, 5.00%, 11/01/19	500	514,115
State of Minnesota RB
Series B, 5.00%, 03/01/19	500	503,870
Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,085,550
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,175,360

		60,216,990
Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	1,000	1,023,130
Series A, 5.00%, 10/01/27	1,520	1,807,280
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,808,300
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,080,830

360

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Series A, 5.00%, 10/01/32 (Call 10/01/27)	$2,350	$2,715,895
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,576,040
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,080,830
Series C, 5.00%, 10/01/19	1,715	1,758,269
Series C, 5.00%, 10/01/24	1,000	1,144,620
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	3,946,338

		29,941,532
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,186,120
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,021,720
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,114,660
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,414,600
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,121,020
Missouri Highway & Transportation Commission RB 5.00%, 02/01/19	1,425	1,432,410
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,697,250
Series A, 5.00%, 05/01/21	2,000	2,141,160
Series A, 5.00%, 05/01/23	5,795	6,486,575
Series A, 5.00%, 05/01/26	1,000	1,176,870
Series B, 5.00%, 05/01/19	4,210	4,265,151
Series B, 5.00%, 05/01/21	2,000	2,141,160
Series B, 5.00%, 05/01/22	1,985	2,178,240
University of Missouri RB, Series A, 5.00%, 11/01/19	3,855	3,963,480

		41,340,416
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,084,980
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	1,000	1,062,030
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,168,380
Omaha Public Power District RB
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,176,940
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,588,075
Series B, 5.00%, 02/01/21	1,565	1,663,548
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,118,860
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,063,470

		12,926,283
Nevada — 0.6%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,123,650
Series A, 5.00%, 06/15/19	4,700	4,777,033
Series A, 5.00%, 06/15/22	3,500	3,800,440
Series A, 5.00%, 06/15/23	1,000	1,103,430
Series A, 5.00%, 06/15/25	1,000	1,134,820
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,344,174
Series C, 5.00%, 06/15/27 (Call 12/15/25)	2,600	2,942,602
Clark County Water Reclamation District GOL, Series A, 5.25%, 07/01/38 (PR 07/01/19)	6,050	6,169,125
County of Clark Department of Aviation RB
5.00%, 07/01/30 (Call 01/01/20)	1,000	1,029,310
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,792,559
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,611,399
Series C, 5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	508,740

Security	Par (000)	Value

Nevada (continued)
Series C, 5.00%, 07/01/25 (Call 07/01/19) (AGM)	$2,500	$2,543,425
County of Clark NV GOL, Series B, 5.00%, 11/01/27
(Call 11/01/26)	2,000	2,343,860
Las Vegas Convention & Visitors Authority RB
4.00%, 07/01/49 (Call 07/01/28)	2,500	2,450,075
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,204,640
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,043,320
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,075,660
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,120,040
State of Nevada GOL
Series D, 5.00%, 04/01/25	3,260	3,754,835
Series D1, 5.00%, 03/01/22	1,000	1,088,170
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/28 (Call 06/01/26)	5,000	5,792,500

		63,753,807
New Jersey — 5.1%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,060,879
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,326
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,759,995
Series C, 5.25%, 11/01/20 (AGM)	700	738,731
New Jersey Economic Development Authority RB
5.00%, 06/15/19	3,555	3,605,125
5.00%, 06/15/22 (AGM)	1,500	1,616,100
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,068,590
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,063,410
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,056,570
5.00%, 03/01/26 (Call 03/01/23)	4,455	4,761,549
5.00%, 06/15/26 (Call 06/15/22)	500	529,985
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,480,150
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,105,440
5.00%, 06/15/43 (Call 12/15/28)	3,000	3,101,450
5.00%, 06/15/48 (Call 12/15/28)	2,000	2,055,280
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,699,500
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,052,730
Series A, 4.00%, 07/01/22	1,000	1,038,130
Series A, 4.00%, 11/01/27 (SAP)	480	490,018
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,403,745
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,551,420
Series AA, 5.50%, 12/15/29 (Call 06/15/19)	85	86,308
Series AA, 5.50%, 12/15/29 (PR 06/15/19)	165	168,181
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,049,450
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,571,570
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,535,070
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,188,200
Series B, 5.00%, 11/01/23 (SAP)	4,420	4,825,933
Series B, 5.00%, 11/01/26 (SAP)	2,000	2,217,580
Series BBB, 5.00%, 06/15/22	3,500	3,751,370
Series BBB, 5.00%, 06/15/23	1,000	1,083,380
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,347,670
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	4,634,415
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	6,178,032
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,938,948
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	262,133
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,918,367
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	614,344
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,127,340
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,812,415

361

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series K, 5.50%, 12/15/19 (AMBAC)	$3,345	$3,450,602
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,644,179
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,154,650
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	3,000	3,022,710
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,097,560
Series NN, 5.00%, 03/01/22	4,000	4,267,160
Series NN, 5.00%, 03/01/23	3,955	4,268,394
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,922,974
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,849,629
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,221,406
Series PP, 5.00%, 06/15/19	1,925	1,951,835
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	3,000	3,241,620
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,219,090
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,643,775
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	2,060	2,128,783
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,016,261
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,383,260
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,143,640
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,883,541
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,114,660
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	5,932,100
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,764,200
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	6,500	7,222,085
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,088,400
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,176,800
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,302,897
Series B, 5.00%, 01/01/19	5,930	5,944,173
Series B, 5.00%, 01/01/21	1,000	1,058,440
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,613,500
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,189,840
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,729,175
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,527,204
Series E, 5.25%, 01/01/40 (PR 01/01/19)	2,500	2,506,400
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,818,326
New Jersey Transportation Trust Fund Authority RB 4.00%, 12/15/31 (Call 12/15/28)	9,630	9,438,363
4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	990,610
4.25%, 12/15/38 (Call 12/15/28)	1,000	967,020
5.00%, 12/15/24	1,000	1,103,180
5.00%, 12/15/27	5,000	5,534,800
5.00%, 12/15/30 (Call 12/15/28)	1,000	1,095,600
5.00%, 12/15/32 (Call 12/15/28)	2,000	2,157,460
5.00%, 12/15/33 (Call 12/15/28)	2,500	2,680,175
5.00%, 12/15/34 (Call 12/15/28)	8,000	8,536,400
5.00%, 12/15/36 (Call 12/15/28)	2,000	2,113,380
5.25%, 12/15/19	3,860	3,972,094
5.25%, 12/15/21 (NPFGC)	695	746,778
Series A, 0.00%, 12/15/25(a)	2,085	1,589,187
Series A, 0.00%, 12/15/28(a)	4,140	2,709,878
Series A, 0.00%, 12/15/29(a)	3,290	2,037,826
Series A, 0.00%, 12/15/30(a)	3,000	1,754,280
Series A, 0.00%, 12/15/31(a)	5,025	2,785,307
Series A, 0.00%, 12/15/32(a)	710	374,064
Series A, 0.00%, 12/15/33(a)	930	463,986
Series A, 0.00%, 12/15/34(a)	16,055	7,576,355
Series A, 0.00%, 12/15/35(a)	11,710	5,229,335
Series A, 0.00%, 12/15/36(a)	3,750	1,580,438

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/37(a)	$7,700	$3,076,150
Series A, 0.00%, 12/15/38(a)	4,145	1,565,690
Series A, 0.00%, 12/15/39(a)	8,700	3,111,120
Series A, 0.00%, 12/15/40(a)	2,500	842,250
Series A, 5.00%, 06/15/23	1,000	1,091,790
Series A, 5.00%, 06/15/24	1,250	1,382,713
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,000	1,111,520
Series A, 5.00%, 06/15/29 (Call 06/15/26)	3,000	3,316,110
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,649,775
Series A, 5.00%, 06/15/31 (Call 06/15/26)	2,250	2,464,560
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,675	7,883,837
Series A, 5.25%, 12/15/20	3,080	3,247,922
Series A, 5.25%, 12/15/21	860	924,328
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,471
Series A, 5.25%, 12/15/22	700	765,485
Series A, 5.50%, 12/15/21	2,910	3,148,707
Series A, 5.50%, 12/15/22	8,075	8,906,886
Series A, 5.50%, 12/15/23	4,695	5,245,207
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	419,288
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,896,650
Series A, 5.88%, 12/15/38 (Call 12/15/18)	11,280	11,293,536
Series A-1, 5.00%, 06/15/19	4,350	4,412,944
Series A-1, 5.00%, 06/15/20	2,820	2,928,232
Series A-1, 5.00%, 06/15/21	1,950	2,063,705
Series A-1, 5.00%, 06/15/24	1,000	1,106,170
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	2,405	2,688,477
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	3,750	4,168,200
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,067,042
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,099,850
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,521,975
Series AA, 5.00%, 06/15/20	85	88,262
Series AA, 5.00%, 06/15/22	1,000	1,075,660
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,371,467
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,255,931
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,092,070
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,291,995
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,482,537
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,126,060
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,356,957
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	362,383
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,592,925
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,054,630
Series B, 5.00%, 06/15/20	1,075	1,116,259
Series B, 5.00%, 06/15/42 (Call 06/15/21)	8,975	9,251,430
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	594,457
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,073,204
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,760,604
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,090,160
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	5,000	5,296,150
Series B, 5.50%, 12/15/21 (NPFGC)	500	540,865
Series B, 5.50%, 06/15/31 (Call 06/15/21)	3,580	3,793,296
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,338,693
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,395	2,908,040
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,100,350
Series C, 0.00%, 12/15/31 (NPFGC-FGIC)(a)	2,000	1,138,660
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	2,786,750
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	1,817,764
Series D, 5.00%, 12/15/23	2,330	2,548,997
Series D, 5.00%, 12/15/24	2,145	2,366,321

362

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series D, 5.00%, 06/15/32 (Call 12/15/24)	$8,500	$9,059,810
Series D, 5.25%, 12/15/23	3,735	4,129,379
New Jersey Turnpike Authority RB
5.00%, 01/01/24 (Call 01/01/23)	2,790	3,083,285
5.00%, 01/01/24 (PR 07/01/22)	4,830	5,318,699
5.00%, 01/01/32 (Call 01/01/28)	8,150	9,365,002
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,214,850
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,629,787
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,305,440
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,263,460
Series A, 5.00%, 01/01/34 (Call 01/01/26)	2,000	2,227,920
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	5,987,438
Series A, 5.00%, 01/01/43 (PR 07/01/22)	12,535	13,803,291
Series B, 5.00%, 01/01/20	1,745	1,802,079
Series B, 5.00%, 01/01/23	3,045	3,368,866
Series B, 5.00%, 01/01/28	1,750	2,055,778
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,508,410
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,193,135
Series C, 5.00%, 01/01/20	1,780	1,838,224
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,923,702
Series E, 5.00%, 01/01/32 (Call 01/01/28)	2,500	2,872,700
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,203,920
Series E, 5.00%, 01/01/45 (Call 01/01/25)	12,045	12,996,435
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,080,280
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	4,649,580
Series G, 5.00%, 01/01/35 (Call 01/01/28)	1,000	1,133,450
Series G, 5.00%, 01/01/36 (Call 01/01/28)	1,000	1,128,570
Series H, 5.00%, 01/01/36 (PR 01/01/19)	1,500	1,503,675
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,970	2,035,286
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,265,980
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,665,570
Series L, 5.25%, 07/15/19 (AMBAC)	420	428,434
Series Q, 5.00%, 08/15/19	1,000	1,020,990
Series Q, 5.00%, 08/15/20	1,000	1,048,420
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	522,255
Series T, 5.00%, 06/01/22	2,000	2,171,480

		536,374,661
New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/28	5,000	5,972,550
Series B, 5.00%, 06/15/20	1,500	1,569,120
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,403,082
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,728,165
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,000	2,063,580
Series B, 4.00%, 07/01/23	2,895	3,116,641

		19,853,138
New York — 21.7%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	500	555,515
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,760,118
Brooklyn Arena Local Development Corp. RB, 6.38%, 07/15/43 (PR 01/15/20)	1,875	1,969,350
City of New York NY GO
5.00%, 04/01/21	1,850	1,974,116
5.00%, 08/01/26	5,000	5,866,150
Series 1, 5.00%, 08/01/24	1,600	1,824,288
Series 1, 5.00%, 08/01/25	5,000	5,795,400

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/19	$1,045	$1,066,558
Series A, 5.00%, 08/01/20	10,165	10,669,896
Series A, 5.00%, 08/01/21	14,330	15,414,064
Series A, 5.00%, 08/01/23	7,500	8,410,650
Series A, 5.00%, 08/01/24	3,500	3,990,630
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,016,752
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,805,350
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,121,020
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	533,670
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,905,165
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	756,867
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,064,680
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,037,364
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,340,380
Series B, 5.00%, 08/01/19	10,000	10,206,300
Series B, 5.00%, 08/01/20	1,600	1,679,472
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,160,440
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,045,898
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,817,664
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,387,570
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,273,107
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,676,730
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,051,592
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,043,640
Series C, 5.00%, 08/01/19	2,500	2,551,575
Series C, 5.00%, 08/01/20	2,885	3,028,298
Series C, 5.00%, 08/01/22	1,000	1,100,090
Series C, 5.00%, 08/01/23	2,400	2,691,408
Series C, 5.00%, 08/01/24	6,985	7,964,157
Series C, 5.00%, 08/01/24 (Call 08/01/19)	2,000	2,037,660
Series C, 5.00%, 08/01/25	2,760	3,199,061
Series C, 5.00%, 08/01/26	2,000	2,346,460
Series C, 5.00%, 08/01/26 (Call 02/01/26)	5,400	6,275,826
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,000	4,540,480
Series C, 5.00%, 08/01/28 (Call 02/01/25)	1,500	1,696,305
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,029,402
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,167,370
Series C, 5.00%, 08/01/29 (Call 02/01/28)	3,950	4,640,618
Series C, 5.00%, 08/01/32 (Call 02/01/28)	3,435	3,969,555
Series D, 5.00%, 08/01/19	4,000	4,082,520
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,216,280
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,763,000
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,074,260
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	4,090	4,392,578
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,801,063
Series E, 5.00%, 08/01/19	100	102,063
Series E, 5.00%, 08/01/21 (Call 08/01/19)	1,000	1,019,500
Series E, 5.00%, 08/01/22 (Call 08/01/19)	400	407,692
Series E, 5.00%, 08/01/23	3,000	3,364,260
Series E, 5.00%, 08/01/25	2,000	2,318,160
Series E, 5.00%, 08/01/25 (Call 08/01/19)	2,460	2,506,174
Series E, 5.00%, 08/01/27 (Call 08/01/19)	1,000	1,018,640
Series E, 5.00%, 08/01/27 (Call 08/01/26)	1,275	1,481,397
Series E, 5.00%, 08/01/27 (PR 08/01/19)	410	418,729
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,203,297
Series E, 5.00%, 03/01/39 (Call 03/01/28)	4,365	4,907,308
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,623,920
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,825,400
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,816,925
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,230,020

363

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series F, 5.00%, 08/01/29 (Call 02/01/22)	$30	$32,254
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,950,530
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,145,830
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,217,271
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	1,500	1,673,835
Series F-3, 5.00%, 12/01/25	2,000	2,327,280
Series G, 5.00%, 08/01/21	4,900	5,270,685
Series G, 5.00%, 08/01/22	1,500	1,650,135
Series G, 5.00%, 08/01/23	4,500	5,046,390
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,710,625
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,937,614
Series H-1, 5.13%, 03/01/26 (Call 03/01/19)	10,000	10,072,600
Series I, 5.00%, 08/01/20	2,365	2,482,470
Series I, 5.00%, 08/01/21	1,850	1,989,952
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,490,462
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,115,820
Series I-1, 5.38%, 04/01/36 (Call 04/01/19)	90	90,964
Series I-1, 5.38%, 04/01/36 (PR 04/01/19)	2,410	2,438,655
Series J, 5.00%, 08/01/20	1,025	1,075,912
Series J, 5.00%, 08/01/21	4,590	4,937,233
Series J, 5.00%, 08/01/22	1,500	1,650,135
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,279,220
Series J-1, 5.00%, 05/15/25 (Call 05/15/19)	275	278,515
Series J-1, 5.00%, 05/15/31 (Call 05/15/19)	935	946,650
Series J-1, 5.00%, 05/15/31 (PR 05/15/19)	565	573,289
Subseries I-1, 5.00%, 08/01/19	5,855	5,975,789
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,103
City of New York NY GOL
Series D, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,029,430
Series D, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,040,850
Series D, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,771,100
Series D, 5.00%, 12/01/35 (Call 12/01/28)	1,500	1,724,415
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,183,960
Series C, 5.00%, 10/01/27	2,500	2,893,450
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	837,998
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	1,000,888
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	47,947
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	1,195	1,266,103
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	55	58,896
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	1,335	1,429,224
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	2,165	2,341,534
Series A, 4.00%, 02/15/44 (Call 02/15/27)	7,200	7,254,792
Series A, 5.00%, 02/15/22	1,285	1,400,856
Series A, 5.00%, 02/15/23	1,000	1,115,040
Series A, 5.00%, 02/15/26	800	932,680
Series A, 5.00%, 02/15/27	1,000	1,177,730
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,322,305
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,690,550
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,806,144
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,354,390
Series A, 5.00%, 02/15/39 (Call 02/15/27)	800	892,680
Series A, 5.00%, 02/15/42 (Call 02/15/27)	6,800	7,546,640
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,755,436
Long Island Power Authority RB
5.00%, 09/01/38 (Call 09/01/28)	15,750	17,768,362
5.00%, 09/01/42 (Call 09/01/27)	5,000	5,524,700
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,407,120

Security	Par (000)	Value

New York (continued)
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	$1,000	$1,098,150
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,032,760
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,538,596
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,077,360
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	506,065
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,800	1,827,378
Series A, 5.75%, 04/01/39 (PR 04/01/19)	3,700	3,747,878
Series A, 6.00%, 05/01/33 (PR 05/01/19)	4,000	4,068,920
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,901,358
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,391,710
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	550,450
Series B, 5.75%, 04/01/25 (PR 04/01/19)	1,050	1,063,587
Series B, 5.75%, 04/01/33 (PR 04/01/19)	1,395	1,413,051
Metropolitan Transportation Authority RB
4.00%, 11/15/37 (Call 05/15/28)	7,500	7,600,125
5.00%, 11/15/29 (Call 11/15/25)	7,000	7,867,300
Series A, 0.00%, 11/15/30(a)	9,555	6,246,103
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,660,935
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,100,520
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,684,432
Series A, 5.00%, 11/15/29 (Call 11/15/22)	3,000	3,281,370
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,250,004
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,248,494
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	543,465
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,571,350
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,114,012
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,128,386
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,630,395
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,823,914
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,160,980
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,897,888
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,147,880
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,622,235
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,385,878
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,963,273
Series B, 5.00%, 11/15/22	5,140	5,644,440
Series B, 5.00%, 11/15/23	2,940	3,280,011
Series B, 5.00%, 11/15/24	14,455	16,346,437
Series B, 5.00%, 11/15/25	2,000	2,282,780
Series B, 5.00%, 11/15/26	3,000	3,455,760
Series B, 5.00%, 11/15/28	5,810	6,764,815
Series B, 5.00%, 11/15/34 (PR 11/15/19)	6,175	6,361,485
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	1,842,490
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,768,033
Series B, 5.25%, 11/15/23 (AMBAC)	210	236,401
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,139,900
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,132,600
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	7,975,032
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	3,745	4,184,026
Series C, 5.00%, 11/15/20	1,305	1,377,845
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	767,846
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	317,063
Series C, 5.00%, 11/15/41 (Call 11/15/22)	1,100	1,176,648
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,001,250
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	2,600	2,622,386
Series C-1, 5.00%, 11/15/23	2,000	2,231,300
Series C-1, 5.00%, 11/15/25	2,800	3,195,892
Series C-1, 5.00%, 11/15/27	4,000	4,630,440
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,274,805
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,367,532

364

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	$4,000	$4,492,720
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,704,960
Series C-2, 0.00%, 11/15/29(a)	1,195	818,193
Series C-2, 0.00%, 11/15/33(a)	1,040	590,335
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	1,000	1,029,460
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	1,750	1,808,590
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,009,360
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,005,320
Series D, 5.00%, 11/15/19	2,300	2,364,837
Series D, 5.00%, 11/15/20	2,155	2,275,292
Series D, 5.00%, 11/15/21	1,000	1,077,980
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,689,240
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,405,780
Series D, 5.00%, 11/15/33 (Call 05/15/28)	2,500	2,820,850
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,795,971
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	7,065,045
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,411,550
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,376,723
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	298,012
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,094,061
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,496,066
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,263,256
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	657,620
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,263,937
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	789,235
Series F, 5.00%, 11/15/19	6,285	6,462,174
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,182,578
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,897,988
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	10,828,200
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,248,892
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	5,000	5,095,900
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,214,720
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,578,000
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,114,520
New York City Educational Construction Fund RB,
Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	644,460
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 12/31/18) (FGIC)	290	291,978
5.00%, 03/01/46 (Call 12/31/18) (FGIC)	1,550	1,557,890
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	909,699
5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,134,630
Series S-1, 5.00%, 07/15/24 (SAW)	750	856,485
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	724,086
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,506,970
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,086,930
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,062,850
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,250,898
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,656,690
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	2,500	2,832,350
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	4,525	4,892,294
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,889,558
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,368,832
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,046,840
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	175	178,498
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,605,675
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,237,020

Security	Par (000)	Value

New York (continued)
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	$1,500	$1,669,200
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,446,430
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,438,420
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,543,900
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,677,453
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,730,700
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	5,550	5,574,031
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,910,275
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,188,872
Series S-5, 5.00%, 01/15/31 (Call 01/15/19) (SAW)	1,400	1,405,264
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/42 (Call 08/01/27)	4,750	4,801,822
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,643,585
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,469,208
5.00%, 05/01/32 (Call 05/01/23)	4,500	4,931,235
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,825,991
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,205,685
5.00%, 02/01/33 (Call 02/01/25)	1,710	1,907,043
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,111,060
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,366,180
5.00%, 08/01/34 (Call 08/01/24)	2,500	2,777,575
5.00%, 08/01/34 (Call 08/01/28)	3,000	3,453,570
5.00%, 02/01/35 (Call 02/01/25)	2,630	2,914,303
5.00%, 08/01/35 (Call 08/01/24)	2,000	2,217,640
5.00%, 02/01/37 (Call 02/01/26)	2,500	2,772,250
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,110,115
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,624,786
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,532,736
5.00%, 05/01/40 (Call 05/01/28)	3,760	4,231,166
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,773,369
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,022,320
Series A, 5.00%, 11/01/20	1,000	1,056,840
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,080,800
Series A, 5.00%, 11/01/23 (Call 11/01/21)	1,000	1,076,980
Series A, 5.00%, 05/01/28 (Call 05/01/19)	940	950,960
Series A, 5.00%, 05/01/28 (PR 05/01/19)	770	780,156
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,302,380
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,097,330
Series A, 5.00%, 08/01/37 (Call 08/01/28)	2,000	2,277,380
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,832,255
Series A-1, 5.00%, 08/01/23	1,000	1,122,830
Series A-1, 5.00%, 08/01/24	1,500	1,714,545
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,803,941
Series A-1, 5.00%, 05/01/36 (Call 05/01/19)	1,000	1,010,800
Series A-1, 5.00%, 05/01/38 (Call 05/01/19)	1,260	1,272,726
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	827,093
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,587,500
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,869,543
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,143
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,097,152
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,091,340
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,162,547
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	3,991,085
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,145,720
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,442,800
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,239,900
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,180,540
Series C, 5.00%, 11/01/20	3,960	4,185,086
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,150,427

365

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/01/29 (Call 05/01/27)	$10,235	$11,869,734
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,592,591
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	3,009,425
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	6,280	6,353,602
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	15,005	15,121,739
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	8,015	9,053,744
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	3,000	3,373,350
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,322,525
Series D, 5.00%, 02/01/31 (Call 02/01/21)	2,500	2,635,300
Series D, 5.00%, 02/01/35 (Call 02/01/21)	5,645	5,939,556
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,142,280
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,210,124
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,699,650
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,133,450
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,136,770
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	5,737,238
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,198,645
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,134,540
Series E-1, 5.00%, 02/01/36 (Call 02/01/27)	5,200	5,843,344
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	8,612,426
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	10,209,733
Series E-1, 5.00%, 02/01/39 (Call 02/01/27)	4,305	4,801,711
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	2,625	2,889,757
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	13,050	14,337,643
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,039,062
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,007,080
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,186,320
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,758,250
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,515,486
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,672,500
Series F-1, 5.00%, 05/01/42 (Call 05/01/27)	1,200	1,334,712
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,085,860
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,085,012
New York City Water & Sewer System RB
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,864,562
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,142,872
5.00%, 06/15/47 (Call 06/15/23)	7,925	8,511,688
5.00%, 06/15/47 (PR 06/15/23)	7,020	7,918,069
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,064,516
5.50%, 06/15/40 (Call 06/15/19)	10,000	10,166,600
5.50%, 06/15/43 (Call 12/15/20)	5,160	5,488,898
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,167,420
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,810,326
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	21,798,952
Series BB, 5.00%, 06/15/27 (Call 06/15/19)	1,000	1,015,960
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,174,989
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,923,236
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,569,365
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	11,260	12,287,700
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	7,500	7,985,175
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	5,700	6,309,330
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,303,200
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,061,868
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	12,884,026
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,171,260
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	1,420	1,547,630
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	4,000	4,417,720
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,094,810
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,814,975
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	7,645	8,464,238

Security	Par (000)	Value

New York (continued)
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	$3,040	$3,397,899
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,359,375
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	3,975,948
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	8,150	9,176,818
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,477,825
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,444,180
Series EE, 5.25%, 06/15/40 (Call 06/15/19)	9,675	9,814,804
Series FF, 5.00%, 06/15/21	1,000	1,075,460
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,137,160
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	7,735	8,544,777
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	1,500	1,700,490
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	1,000	1,131,050
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,080,450
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	710	718,953
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,015,176
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,385,108
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	10,024,432
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	6,160	6,245,501
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	3,000	3,049,410
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,937,941
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	516,147
Series-EE, 5.38%, 06/15/43 (Call 12/15/20)	9,140	9,671,948
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,659,090
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,102,800
Series A, 0.00%, 11/15/47(a)	2,500	711,250
Series A, 0.00%, 11/15/55(a)	2,500	488,175
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,657,080
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	6,540	6,988,579
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	108,160
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,911,122
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	1,000	1,114,110
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,075,610
New York State Dormitory Authority RB
4.00%, 05/15/20	1,350	1,390,460
5.00%, 03/15/23 (Call 03/15/22)	2,500	2,719,475
5.00%, 03/15/25	3,000	3,469,170
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,383,881
5.00%, 03/15/27	3,500	4,147,815
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,544,050
5.00%, 03/15/33 (Call 03/15/28)	10,950	12,644,950
5.00%, 02/15/35 (Call 02/15/20)	15	15,455
5.00%, 03/15/36 (Call 03/15/28)	5,000	5,708,850
5.00%, 03/15/40 (Call 09/15/28)	4,000	4,524,960
5.00%, 07/01/40 (Call 07/01/20)	3,500	3,637,550
5.00%, 03/15/44 (Call 03/15/27)	10,000	11,077,300
5.50%, 05/01/37 (PR 05/01/19)	850	863,107
5.75%, 05/01/37 (PR 05/01/19)	435	442,147
Series 1, 5.50%, 07/01/40 (AMBAC)	530	667,016
Series 2014, 5.00%, 02/15/20	3,920	4,065,432
Series 2015-B, 5.00%, 03/15/20	1,300	1,351,376
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	5,000	5,674,850
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,211,826
Series A, 4.00%, 03/15/47 (Call 03/15/28)	11,500	11,615,115
Series A, 5.00%, 03/15/19	1,000	1,009,110
Series A, 5.00%, 02/15/20	1,000	1,037,100
Series A, 5.00%, 03/15/20	1,000	1,039,520
Series A, 5.00%, 05/15/20	3,000	3,132,540

366

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/20	$1,200	$1,271,772
Series A, 5.00%, 02/15/21	11,305	12,025,128
Series A, 5.00%, 03/15/21	1,080	1,151,593
Series A, 5.00%, 03/15/22	3,940	4,300,274
Series A, 5.00%, 03/15/23	1,750	1,951,355
Series A, 5.00%, 02/15/24	3,000	3,402,420
Series A, 5.00%, 03/15/25	2,450	2,830,068
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,090,020
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,312,510
Series A, 5.00%, 02/15/26	2,600	3,038,672
Series A, 5.00%, 02/15/26 (Call 02/15/24)	2,000	2,255,720
Series A, 5.00%, 12/15/26 (Call 12/15/22)	16,565	18,256,949
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,683,210
Series A, 5.00%, 03/15/27 (Call 09/15/26)	5,400	6,336,468
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,250,040
Series A, 5.00%, 03/15/28 (PR 03/15/19)	7,900	7,973,470
Series A, 5.00%, 10/01/28	2,000	2,435,060
Series A, 5.00%, 03/15/29 (Call 03/15/24)	2,000	2,241,620
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	6,936,840
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,039,822
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,531,052
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,451,880
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,798,641
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,075,813
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,272,420
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,108,840
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,682,910
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	11,823,000
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,346,005
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,347,550
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,679,908
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,681,065
Series A, 5.00%, 02/15/39 (Call 02/15/19)	225	226,226
Series A, 5.00%, 02/15/39 (PR 02/15/19)	3,600	3,623,257
Series A, 5.00%, 07/01/39 (PR 07/01/19)	2,070	2,108,171
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,326,820
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,126,419
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	530,850
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,645,475
Series A, 5.00%, 03/15/42 (Call 03/15/27)	2,500	2,782,625
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,081,050
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,810,030
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,111,530
Series A, 5.00%, 03/15/44 (Call 03/15/24)	11,170	12,161,896
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,394,938
Series A, 5.00%, 10/01/48	500	637,040
Series A, 5.25%, 05/15/21	1,000	1,059,720
Series A, 5.75%, 07/01/27 (NPFGC)	500	586,325
Series A-2, 5.00%, 10/01/46	2,000	2,534,800
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,124,310
Series B, 5.00%, 03/15/19	1,020	1,029,292
Series B, 5.00%, 03/15/21	1,500	1,598,745
Series B, 5.00%, 02/15/23	4,900	5,453,308
Series B, 5.00%, 02/15/25	3,525	4,067,286
Series B, 5.00%, 02/15/26	2,940	3,436,037
Series B, 5.00%, 03/15/28 (PR 03/15/19)	780	787,036
Series B, 5.00%, 02/15/29 (Call 08/15/27)	5,000	5,873,200
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,040,438
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,317,400
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,380,492

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/34 (Call 02/15/25)	$6,120	$6,796,260
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,686,450
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,608,540
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,128,380
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	6,981,618
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,101,000
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,199,022
Series B, 5.00%, 10/01/38 (Call 04/01/28)	2,500	2,890,775
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,332,722
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,113,170
Series B, 5.00%, 03/15/42 (Call 03/15/22)	6,500	6,940,765
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,194,480
Series B, 5.50%, 03/15/26 (AMBAC)	770	924,562
Series B, 5.50%, 03/15/27 (AMBAC)	3,335	4,056,761
Series C, 5.00%, 03/15/26	5,000	5,863,500
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,115,050
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,110,890
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,453,513
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,970,880
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,206,240
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,102,090
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,695,945
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	7,925,153
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	10,964,400
Series D, 5.00%, 02/15/19	2,700	2,717,604
Series D, 5.00%, 02/15/22	1,535	1,671,907
Series D, 5.00%, 02/15/23	2,705	3,010,449
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,748,475
Series D, 5.00%, 02/15/37 (Call 02/15/22)	1,800	1,924,794
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,493,841
Series E, 5.00%, 02/15/23	1,000	1,112,920
Series E, 5.00%, 02/15/24	1,095	1,241,883
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	7,703,152
Series E, 5.00%, 02/15/35 (CALL 02/15/20)	985	1,020,953
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,336,080
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/46 (Call 06/15/26)	2,500	2,552,175
Series A, 5.00%, 06/15/19	2,000	2,035,240
Series A, 5.00%, 06/15/22	1,020	1,124,907
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,284,449
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	822,833
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,292,269
Series A, 5.00%, 06/15/42 (Call 06/15/27)	345	388,022
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,495,970
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,447,044
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,122,860
Series B, 5.00%, 06/15/43 (Call 06/15/28)	13,500	15,375,285
Series E, 5.00%, 06/15/47 (Call 06/15/27)	3,500	3,919,860
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	533,895
Series A, 5.00%, 04/01/22	1,610	1,760,777
Series A, 5.00%, 04/01/30 (Call 04/01/22)	500	542,290
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,124,780
New York State Thruway Authority RB
5.00%, 04/01/19	550	555,693
5.00%, 01/01/29 (Call 01/01/25)	2,000	2,247,760
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,000,590
Series A, 5.00%, 05/01/19	11,875	12,025,219
Series A, 5.00%, 05/01/19 (AGM)	1,230	1,245,560

367

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/21 (Call 09/15/20)	$1,000	$1,052,730
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,989,447
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,136,760
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,341,720
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,394,750
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,710,838
Series B, 5.50%, 04/01/20 (AMBAC)	620	649,301
Series C, 5.25%, 03/15/19	2,000	2,019,600
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	12,812,640
Series I, 5.00%, 01/01/37 (Call 01/01/22)	2,580	2,729,666
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,105,180
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,854,170
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,159,580
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,959,871
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,034,630
Series L, 5.00%, 01/01/21	2,185	2,317,083
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,000,810
New York State Urban Development Corp. RB
5.00%, 12/15/18	225	225,227
5.00%, 12/15/18 (ETM)	85	85,089
5.00%, 12/15/19	1,015	1,047,592
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,126,610
5.00%, 03/15/28 (Call 03/15/19)	30	30,251
5.00%, 03/15/28 (PR 03/15/19)	220	222,046
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,240,580
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,100,850
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,556,243
5.00%, 03/15/41 (Call 09/15/27)	1,000	1,118,920
5.00%, 03/15/42 (Call 09/15/27)	2,500	2,787,250
5.50%, 03/15/24 (NPFGC)	1,090	1,265,414
Series A, 5.00%, 03/15/19	2,000	2,018,220
Series A, 5.00%, 03/15/20	4,050	4,210,056
Series A, 5.00%, 03/15/22	2,000	2,182,880
Series A, 5.00%, 03/15/23	11,620	12,951,884
Series A, 5.00%, 03/15/25	5,000	5,775,650
Series A, 5.00%, 03/15/26	3,000	3,513,720
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	2,904,550
Series A, 5.00%, 03/15/30 (Call 03/15/27)	9,800	11,320,470
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,059,620
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,273,800
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	11,511,800
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,125,110
Series A, 5.00%, 03/15/32 (Call 03/15/27)	1,000	1,147,220
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,709,010
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,701,885
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,713,824
Series A-1, 5.00%, 03/15/22	2,015	2,199,252
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,113,443
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,230,646
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	4,000	4,339,040
Series A-2, 5.50%, 03/15/22 (NPFGC)	1,500	1,660,815
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	2,000	2,018,600
Series C, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,022,080
Series C, 5.00%, 12/15/18	40	40,040
Series C, 5.00%, 03/15/19	8,300	8,375,613
Series C, 5.00%, 03/15/20	1,500	1,559,280
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,063,180
Series C, 5.00%, 03/15/22	3,000	3,274,320
Series D, 5.00%, 03/15/21	4,900	5,222,567
Series D, 5.00%, 03/15/22	2,000	2,182,880

Security	Par (000)	Value

New York (continued)
Series D, 5.25%, 01/01/20 (Call 01/01/19)	$1,000	$1,002,500
Series D, 5.25%, 01/01/21 (Call 01/01/19)	500	501,270
Series D, 5.50%, 01/01/19	1,515	1,519,227
Series D, 5.63%, 01/01/28 (Call 01/01/19)	1,245	1,248,436
Series E, 5.00%, 03/15/21	7,120	7,588,710
Port Authority of New York & New Jersey RB
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,012,370
4.00%, 09/01/43 (Call 09/01/28)	5,000	5,080,550
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,368,395
5.00%, 07/15/35 (Call 07/15/20)	7,255	7,562,249
5.00%, 07/15/35 (Call 07/15/28)	3,000	3,449,130
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,285,446
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,113,413
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,021,900
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	760,740
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,550,475
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,602,432
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,330,233
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,067,840
Series 179, 5.00%, 12/01/18	2,035	2,035,000
Series 179, 5.00%, 12/01/22	1,500	1,667,550
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,109,690
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,291,781
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,743,550
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,381,200
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,197,300
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,010,140
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,308,060
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,590,134
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,381,480
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	6,645,000
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,116,900
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	5,190	5,744,915
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,627,444
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,303,150
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	2,982,468
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,217,360
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,472,134
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	17,755	18,486,861
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	583,805
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	2,000	2,055,800
Series A, 5.00%, 10/15/20	4,200	4,438,014
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,293,400
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	4,863,445
Series A, 5.00%, 10/15/28 (Call 10/15/24)	5,000	5,695,250
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	7,916,160
State of New York GO, Series A, 5.00%, 02/15/39
(Call 02/15/19)	1,045	1,051,155
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,062,840
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,069,060
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/47 (Call 05/15/28)	3,000	3,011,670
5.00%, 11/15/42 (Call 11/15/27)	1,545	1,736,827
5.00%, 11/15/44 (Call 05/15/28)	4,000	4,516,800
5.50%, 11/15/21 (NPFGC)	5,000	5,481,800
Series A, 0.00%, 11/15/30(a)	10,800	7,084,908
Series A, 0.00%, 11/15/31(a)	2,000	1,255,300
Series A, 0.00%, 11/15/32(a)	1,800	1,079,460

368

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/22	$3,360	$3,716,462
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	773,447
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,090,590
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	747,054
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,223,440
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,166,931
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,109,040
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,118,160
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,619,142
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,304,742
Series A, 5.00%, 11/15/47 (Call 05/15/27)	6,125	6,805,977
Series B, 0.00%, 11/15/32(a)	4,745	2,857,297
Series B, 5.00%, 11/15/20	6,315	6,684,932
Series B, 5.00%, 11/15/21	30	32,554
Series B, 5.00%, 11/15/22	5,000	5,552,450
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,106,090
Series B, 5.00%, 11/15/26 (Call 11/15/22)	1,355	1,495,514
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,765,280
Series B, 5.00%, 11/15/30	1,000	1,217,530
Series B, 5.00%, 11/15/31	1,000	1,220,480
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,161,200
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,274,100
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,462,731
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,263,000
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,531,346
Series C, 5.00%, 11/15/25	3,000	3,517,290
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,041,220
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,092,567
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,042,924
5.00%, 12/15/39 (Call 12/15/27)	7,525	8,567,288
5.00%, 12/15/40 (Call 12/15/27)	2,355	2,675,280
5.00%, 12/15/41 (Call 12/15/27)	3,000	3,402,960
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,327,840
Series A, 5.00%, 12/15/35 (Call 06/15/26)	4,500	5,099,355
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,714,176
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,780,096
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	513,189
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,244,120
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,321,030
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	11,195	12,222,253

		2,297,771,132
North Carolina — 1.6%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,273,840
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,044,360
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,088,954
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,330,828
County of Wake NC GO
5.00%, 03/01/19	1,000	1,007,740
Series 2010C, 5.00%, 03/01/22	8,225	8,990,089
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	2,892,845
Series C, 5.00%, 03/01/21	2,100	2,239,272
Series C, 5.00%, 03/01/25	6,600	7,663,722
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	1,000	1,114,070
5.00%, 10/01/55 (Call 10/01/25)	4,500	4,989,960
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,242,420

Security	Par (000)	Value

North Carolina (continued)
North Carolina Eastern Municipal Power Agency RB Series A, 4.50%, 01/01/24 (PR 01/01/22)	$500	$526,120
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,351,672
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,339,817
Series B, 5.00%, 01/01/26 (PR 01/01/19)	10,405	10,430,596
Series B, 6.00%, 01/01/22 (ETM)	390	435,302
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,495,000
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/19	1,670	1,673,991
5.00%, 01/01/19 (ETM)	625	626,538
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,146,510
North Carolina Turnpike Authority RB
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	1,988,360
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,172,800
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,596,405
Raleigh Durham Airport Authority RB, Series A, 5.00%, 05/01/32 (Call 05/01/20)	630	653,619
State of North Carolina GO
5.00%, 05/01/21	8,500	9,102,735
Series A, 5.00%, 03/01/19	4,000	4,031,160
Series A, 5.00%, 06/01/22	7,900	8,684,233
Series A, 5.00%, 06/01/23	3,410	3,831,749
Series A, 5.00%, 06/01/25	3,800	4,432,890
Series A, 5.00%, 06/01/26	1,420	1,679,249
Series A, 5.00%, 06/01/27 (Call 06/01/26)	6,940	8,170,462
Series B, 5.00%, 06/01/19	5,215	5,296,823
Series C, 4.00%, 05/01/21	1,000	1,047,260
Series C, 5.00%, 05/01/19	1,000	1,013,060
Series E, 5.00%, 05/01/19	8,000	8,104,480
Series E, 5.00%, 05/01/20	3,000	3,129,000
State of North Carolina RB
5.00%, 03/01/20	2,000	2,071,400
5.00%, 03/01/21	2,500	2,660,125
5.00%, 03/01/22	2,500	2,723,500
5.00%, 03/01/24	2,000	2,263,040
5.00%, 05/01/24	4,505	5,139,845
5.00%, 05/01/29 (Call 05/01/27)	1,000	1,172,770
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,247,840
5.25%, 03/01/20 (PR 03/01/19)	1,120	1,129,453
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,563,645
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	860,166
Series B, 5.00%, 05/01/25	5,000	5,800,000
Series B, 5.00%, 06/01/26	1,000	1,175,060
Series B, 5.00%, 05/01/27	2,000	2,372,000
Series B, 5.00%, 05/01/28 (Call 05/01/27)	5,000	5,892,700
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,694,235
Series C, 5.00%, 05/01/30 (PR 05/01/21)	1,000	1,070,180
Town of Cary NC Combined Utility Systems Revenue RB,
5.00%, 12/01/42 (PR 12/01/22)	1,000	1,110,080

		173,783,970
Ohio — 1.0%
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	23,649
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,240,030
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	1,000	1,047,540
Series 2017-1, 5.00%, 04/01/24	3,870	4,403,247
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	2,000	2,280,200
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,800,783

369

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 06/01/32 (Call 06/01/26)	$2,525	$2,887,060
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	8,456,888
County of Hamilton OH Sales Tax Revenue RB
4.00%, 12/01/32 (Call 12/01/26)	1,000	1,044,530
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,142,710
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	8,591,330
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	1,000	1,014,380
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,203,422
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,179,200
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,087,321
4.00%, 02/15/46 (Call 02/15/28)	6,795	6,825,917
5.00%, 02/15/48 (Call 02/15/23)	6,500	6,924,255
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,099,250
Series A, 5.00%, 02/15/31 (PR 02/15/20)	1,500	1,554,750
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,293,360
Series A-2, 0.00%, 02/15/37(a)	6,880	3,299,098
Series A-2, 0.00%, 02/15/40(a)	2,500	1,035,850
Series A-2, 0.00%, 02/15/41(a)	7,095	2,807,846
Ohio University RB, Series A, 5.00%, 12/01/44
(Call 06/01/27)	2,000	2,214,080
Ohio Water Development Authority RB, 5.00%, 06/01/28 (Call 03/01/28)	2,000	2,388,380
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/22	1,175	1,290,385
5.00%, 12/01/23	9,590	10,862,497
Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,030,710
State of Ohio GO
Series A, 5.00%, 09/15/22	2,055	2,268,083
Series A, 5.00%, 12/15/23	2,500	2,829,075
Series A, 5.00%, 09/15/24	2,500	2,867,700
Series A, 5.00%, 09/01/25	2,800	3,263,820
Series B, 5.00%, 09/15/26	4,500	5,311,710
Series C, 5.00%, 09/15/21	2,000	2,157,480
Series C, 5.00%, 08/01/25	2,625	3,056,629
Series C, 5.00%, 08/01/27	2,130	2,536,723
Series U, 5.00%, 05/01/27	2,000	2,377,000
State of Ohio RB, Series 1, 5.00%, 12/15/29
(Call 06/15/26)	1,000	1,149,890
Upper Arlington City School District GO, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,120,590

		111,967,368
Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,600	3,047,408
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,225,922
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,216,700
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	524,290
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,029,131
Oklahoma Turnpike Authority RB
4.00%, 01/01/48 (Call 01/01/27)	2,000	2,007,800
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,015,340
Series A, 5.00%, 01/01/19	1,000	1,002,390
Series A, 5.00%, 01/01/20	3,500	3,615,990
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,058,860

Security	Par (000)	Value

Oklahoma (continued)
Series A, 5.00%, 01/01/42 (Call 01/01/26)	$2,000	$2,204,220
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	530,540
Series C, 5.00%, 01/01/47 (Call 01/01/27)	1,955	2,157,558
Series D, 5.00%, 01/01/25	2,250	2,589,412
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,031,120

		33,256,681
Oregon — 0.6%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,608,075
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,033,190
Series B, 5.00%, 06/15/22	2,000	2,198,000
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 06/15/37
(Call 06/15/27) (GTD)	1,480	1,678,128
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	1,840	1,924,493
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,030,420
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	3,475	3,514,024
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,333,495
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,277,140
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,441,762
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,736,600
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,143,160
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,140,140
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/28 (Call 11/15/24)	2,500	2,845,750
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,134,160
Series A, 5.00%, 11/15/31 (Call 11/15/24)	1,500	1,695,930
Series A, 5.00%, 11/15/33 (PR 05/15/19)	1,070	1,085,312
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,295,107
Series L, 5.00%, 08/01/42 (Call 08/01/27)	5,790	6,542,063
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,857,825
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,848,400
Washington County School District No. 1 West Union GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,542,770

		59,905,944
Pennsylvania — 3.2%
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	517,495
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,097,970
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	1,500	1,708,245
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/48 (Call 10/01/28)	4,000	4,397,200
Series A, 5.00%, 01/01/41 (Call 01/01/21)	2,680	2,789,183
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,218,911
Series A, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,190,980
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,086,080
Series C, 5.00%, 08/01/40 (Call 08/01/20) (AGM)	1,000	1,038,180
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	2,000	2,043,400
5.00%, 03/15/20	3,000	3,114,300
5.00%, 03/15/31 (Call 03/15/25)	8,400	9,334,500

370

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 4.00%, 01/01/30 (Call 01/01/27)	$3,000	$3,130,410
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,709,700
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,029,500
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,197,058
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,034,560
First Series, 5.00%, 07/01/19	1,000	1,017,860
First Series, 5.00%, 06/01/20	1,000	1,043,870
First Series, 5.00%, 03/15/21	2,000	2,123,820
First Series, 5.00%, 07/01/21	1,765	1,887,120
First Series, 5.00%, 07/01/22	1,000	1,091,780
First Series, 5.00%, 08/15/22	2,500	2,736,000
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,819,024
First Series, 5.00%, 01/01/23	2,500	2,753,925
First Series, 5.00%, 03/15/23	2,000	2,211,980
First Series, 5.00%, 04/01/23	1,000	1,107,040
First Series, 5.00%, 08/15/23	2,930	3,263,639
First Series, 5.00%, 01/01/24	1,500	1,679,190
First Series, 5.00%, 06/15/24	2,000	2,256,760
First Series, 5.00%, 08/15/24	2,000	2,261,620
First Series, 5.00%, 09/15/24	4,000	4,528,080
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,168,480
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,591,950
First Series, 5.00%, 08/15/25	3,000	3,431,880
First Series, 5.00%, 01/01/26	2,000	2,283,340
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,769,671
First Series, 5.00%, 09/15/26	2,340	2,692,287
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,103,190
First Series, 5.00%, 01/01/27	2,000	2,300,400
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,197,120
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	13,691,040
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,168,480
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,527,440
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,210,350
Second Series, 5.00%, 05/01/19	780	789,961
Second Series, 5.00%, 07/01/19	1,475	1,501,343
Second Series, 5.00%, 05/01/20	755	786,393
Second Series, 5.00%, 07/01/20	1,255	1,312,868
Second Series, 5.00%, 01/15/21	1,000	1,057,710
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,563,645
Second Series, 5.00%, 07/01/21	500	534,595
Second Series, 5.00%, 09/15/21	3,500	3,758,895
Second Series, 5.00%, 01/15/22	2,300	2,486,254
Second Series, 5.00%, 10/15/23	1,200	1,340,052
Second Series, 5.00%, 01/15/25	1,365	1,549,043
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,566,200
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,087,872
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,096,020
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,774,714
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,731,725
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,074,310
Series T, 5.00%, 07/01/21	1,000	1,069,190
Series T, 5.00%, 07/01/22	1,700	1,856,026
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,660,770
County of Chester PA GO
5.00%, 07/15/28 (Call 07/15/19)	295	300,475
5.00%, 07/15/28 (PR 07/15/19)	1,115	1,136,386
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/47 (Call 07/01/27)	3,000	3,333,150

Security	Par (000)	Value

Pennsylvania (continued)
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	$2,000	$2,188,940
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,637,351
Series D, 5.00%, 01/01/35 (Call 01/01/20)	3,875	4,001,325
Series D, 5.00%, 01/01/40 (Call 01/01/20) (AGM)	500	516,300
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	610	724,076
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21 (Call 01/01/19)	5,185	5,197,133
Series B, 5.00%, 07/01/21 (Call 12/21/18)	180	181,492
Pennsylvania Higher Educational Facilities Authority RB 5.00%, 09/01/45 (Call 03/01/25)	3,525	3,838,936
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	42,156
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	705,514
Pennsylvania State University RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,253,570
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	1,869,140
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	1,884,650
5.00%, 06/01/20	2,000	2,087,140
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,285,450
5.00%, 12/01/38 (PR 12/01/19)	2,500	2,575,525
5.50%, 12/01/34 (PR 12/01/20)	500	533,900
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,616,265
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	3,795,155
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,022,757
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,186,360
Series A, 5.00%, 12/01/42 (Call 12/01/21)	825	862,249
Series A, 5.00%, 12/01/42 (PR 12/01/21)	175	189,695
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	6,923,475
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,107,760
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,127,860
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,606,425
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,550,200
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,722,700
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,083,857
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,635	16,869,383
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,385,520
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,364,680
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	514,605
Series B, 5.00%, 06/01/29 (PR 06/01/19)	2,000	2,030,792
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,165,280
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	4,783,985
Series B, 5.25%, 06/01/24 (PR 06/01/19)	575	584,579
Series B, 5.25%, 06/01/39 (PR 06/01/19)	2,780	2,826,315
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,250	5,350,275
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,127,980
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,787,025
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,734,975
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,620,660
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,352,500
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,197,910
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,166,003
Series D, 5.50%, 12/01/41 (PR 12/01/19)	10,000	10,351,000
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	863,651
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,536,950
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47
(Call 08/01/27)	1,500	1,625,910

371

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM)	$2,000	$2,217,860
5.50%, 06/01/28 (AGM)	470	554,511
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,123,800

		335,376,110
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,221,960
Series A, 5.25%, 06/15/19 (ETM) (AGC)	1,200	1,221,888
Series B, 5.00%, 06/15/26	2,500	2,880,250
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,820,400
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	2,000	2,367,940

		11,512,438
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,306,368
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,225,320
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	531,735
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	1,000	1,052,610
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,050,850
South Carolina Public Service Authority RB Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,183,800
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,212,580
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,458,980
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,077,740
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,770,270
Series A, 5.50%, 01/01/38 (PR 01/01/19)	2,600	2,607,158
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,260,720
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,160,974
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,114,620
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	5,960,901
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,451,835
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,187,522
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,512,616
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,548,300
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,567,020
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	2,011,464
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,579,489
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,242,240
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,029,050
Series A, 5.00%, 10/01/24	1,000	1,139,360
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	513,465
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	983,130
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	713,756
State of South Carolina GO
Series A, 4.00%, 04/01/22 (Call 04/01/20)	1,000	1,025,470
Series A, 5.00%, 06/01/19	5,400	5,483,646

		74,962,989
Tennessee — 0.7%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,309,760
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,308,238
Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,775	2,902,511

Security	Par (000)	Value

Tennessee (continued)
County of Shelby TN GO
Series A, 5.00%, 03/01/23	$7,000	$7,813,470
Series A, 5.00%, 03/01/24	1,000	1,137,340
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,087,956
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,423,460
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,160,650
5.00%, 07/01/19	750	763,485
5.00%, 07/01/20	2,000	2,094,460
5.00%, 07/01/22	6,725	7,398,105
5.00%, 07/01/23 (Call 07/01/22)	3,810	4,187,190
5.00%, 07/01/23 (PR 07/01/22)	190	208,742
5.00%, 07/01/27	1,000	1,191,010
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,447,470
State of Tennessee GO
Series A, 5.00%, 08/01/19	4,725	4,821,815
Series A, 5.00%, 08/01/21	1,000	1,077,530
Series A, 5.00%, 08/01/22	4,925	5,434,442
Tennessee State School Bond Authority RB
5.00%, 11/01/40 (Call 11/01/25) (ST)	2,000	2,222,100
5.00%, 11/01/42 (Call 11/01/27) (ST)	3,000	3,400,920
5.00%, 11/01/43 (Call 11/01/22) (ST)	2,595	2,805,740
5.00%, 11/01/47 (Call 11/01/27) (ST)	5,000	5,638,700

		69,835,094
Texas — 9.0%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,008,280
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,449,800
Alvin Independent School District/TX GO, Series B, 3.00%, 02/15/33 (Put 08/14/19) (PSF)(b)(c)	2,000	2,012,440
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,530,015
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,514,070
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	1,000	1,071,880
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,644,474
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,320,612
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,077,070
Series A, 5.00%, 01/01/40 (Call 07/01/25)	4,765	5,091,927
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,644,125
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,661,050
Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	519,255
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	385	360,718
0.00%, 08/15/21 (ETM) (AMBAC)(a)	115	108,352
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,208,356
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	449,050
Series B, 5.00%, 08/15/37 (Call 08/15/24)	1,500	1,636,905
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,148,300
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,606,425
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	4,802,410
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,793,660
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,084,600
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,220,260

372

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	$1,000	$1,087,730
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,640,744
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,069,770
5.00%, 11/15/42 (Call 11/15/27)	1,000	1,124,180
5.00%, 11/15/45 (Call 11/15/26)	1,000	1,108,660
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,029,240
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 12/31/18) (AMBAC)	5	5,011
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,194,640
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,794,506
5.00%, 02/15/24	1,800	2,027,430
5.00%, 02/15/26 (Call 02/15/24)	2,000	2,235,060
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,672,425
Series A, 5.00%, 02/15/20	605	626,641
Series A, 5.00%, 02/15/20 (ETM)	5	5,176
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/39 (Call 10/01/20)	700	733,026
5.00%, 10/01/39 (PR 10/01/20)	150	158,049
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,601,295
5.00%, 10/01/46 (Call 10/01/27)	2,500	2,790,275
Series A, 5.00%, 10/01/24	1,000	1,143,260
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,615,460
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,133,311
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,560,000
City of Houston TX Airport System Revenue RB
5.00%, 07/01/29 (Call 07/01/28)	3,680	4,327,349
5.00%, 07/01/39 (Call 07/01/28)	1,495	1,682,907
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,936,175
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,460,813
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,619,460
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,078,580
City of Houston TX Combined Utility System Revenue RB
6.00%, 11/15/36 (Call 05/15/19) (AGC)	55	56,026
6.00%, 11/15/36 (PR 05/15/19) (AGC)	945	962,416
Series A, 5.25%, 11/15/28 (Call 11/15/20)	2,035	2,160,661
Series A, 5.25%, 11/15/31 (Call 11/15/20)	1,000	1,061,750
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,041,200
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,498,800
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,467,280
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,083,280
Series C, 5.00%, 05/15/20	2,525	2,635,822
Series C, 5.00%, 05/15/22	2,500	2,733,625
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,382,890
Series C, 5.00%, 05/15/28 (Call 05/15/24)	1,300	1,461,681
Series D, 5.00%, 11/15/21	890	962,108
Series D, 5.00%, 11/15/33 (Call 11/15/21)	1,000	1,072,130
Series D, 5.00%, 11/15/36 (Call 11/15/21)	2,650	2,829,431
Series D, 5.00%, 11/15/43 (Call 11/15/28)	2,500	2,811,450
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,196,480
City of Houston TX GOL
Series 2009A, 5.00%, 03/01/27 (Call 03/01/19)	105	105,744
Series A, 5.00%, 03/01/19	1,030	1,037,972
Series A, 5.00%, 03/01/20	1,000	1,037,960
Series A, 5.00%, 03/01/24	2,000	2,259,620
Series A, 5.00%, 03/01/25	2,350	2,694,322

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 03/01/26 (Call 03/01/24)	$1,540	$1,723,768
Series A, 5.00%, 03/01/27 (PR 03/01/19)	895	901,838
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,977,627
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,011,990
5.00%, 02/01/19	2,300	2,311,546
5.00%, 02/01/20	5,000	5,177,200
5.00%, 02/01/21	2,500	2,655,250
5.00%, 02/01/22	5,400	5,873,850
5.00%, 02/01/23	1,040	1,155,981
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,777,281
5.00%, 02/01/47 (Call 08/01/27)	7,905	8,805,459
5.00%, 02/01/48 (Call 02/01/23)	7,500	8,042,775
5.25%, 02/01/24	2,620	2,998,616
5.25%, 02/01/25	1,370	1,597,530
Series D, 5.00%, 02/01/19	600	603,012
City of San Antonio Texas GOL, 5.00%, 02/01/19	1,765	1,774,143
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/21	1,500	1,593,150
5.00%, 02/01/27	3,000	3,536,610
5.00%, 02/01/47 (Call 02/01/27)	10,000	11,082,100
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,067,845
5.00%, 06/15/38 (Call 06/15/24)	7,670	8,538,167
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,316,110
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,552,607
Series A, 5.00%, 10/01/25	1,000	1,164,110
Series C, 5.25%, 08/15/19 (AGM)	1,500	1,534,695
County of Harris TX RB
5.00%, 08/15/38 (Call 08/15/19)	435	443,443
5.00%, 08/15/38 (PR 08/15/19)	565	576,938
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,278,380
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,887,746
Series C, 5.00%, 08/15/24 (PR 08/15/19)	500	510,920
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,266,760
Series C, 5.00%, 08/15/49 (Call 08/15/19)	1,000	1,018,570
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,021,160
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	4,775	5,558,004
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	1,000	1,013,130
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,111,860
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,250,253
Dallas Area Rapid Transit RB
5.00%, 12/01/33 (PR 12/01/18)	250	250,000
5.00%, 12/01/42 (Call 12/01/22)	3,330	3,603,926
5.25%, 12/01/29 (AMBAC)	1,050	1,287,899
5.25%, 12/01/43 (PR 12/01/18)	1,000	1,000,000
5.25%, 12/01/48 (PR 12/01/18)	1,170	1,170,000
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,437,854
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,289,221
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,053,220
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,091,510
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	544,830
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (Call 11/01/20)	1,000	1,038,670
Series A, 5.00%, 11/01/45 (Call 11/01/20)	500	519,055

373

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.25%, 11/01/38 (Call 11/01/20)	$500	$523,255
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,043,410
Series B, 5.00%, 11/01/38 (Call 11/01/22)	1,000	1,075,060
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,608,585
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,105,720
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,088,020
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,112,350
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,118,830
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,085,300
Denton Independent School District GO
4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,506,525
5.00%, 08/15/48 (Call 08/15/27) (PSF)	2,000	2,228,740
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,219,300
Fort Bend Grand Parkway Toll Road Authority RB, 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,070,320
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	7,500	7,548,450
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,978,625
Grand Parkway Transportation Corp. RB
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,406,560
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,256,600
Series A, 5.00%, 10/01/43 (Call 04/01/28)	9,500	10,614,065
Series A, 5.00%, 10/01/48 (Call 04/01/28)	9,965	11,071,713
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,638,315
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	1,861,220
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,112,530
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,388,320
Harris County Flood Control District GOL
5.00%, 10/01/26 (Call 10/01/24)	1,025	1,175,450
Series A, 5.25%, 10/01/21	1,115	1,210,890
Series A, 5.25%, 10/01/21 (ETM)	285	308,755
Harris County Flood Control District RB
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,601,563
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,053,660
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,323,940
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,474,240
Series A, 5.00%, 08/15/43 (Call 02/15/28)	2,000	2,228,820
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	425,000
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	445,540
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,545,652
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,006,700
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,173,620
5.00%, 02/15/36 (Call 02/15/20)	500	516,095
Houston Independent School District GOL
5.00%, 02/15/25 (PSF)	1,670	1,924,725
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,169,190
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,600,707
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,708,900
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	13,650	13,737,906
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,006,210
Leander Independent School District GO
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,654,965
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,715,338
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	201,482

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
Series A, 5.00%, 08/15/20 (PSF)	$1,135	$1,192,488
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,002,160
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,552,245
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,304,666
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,103,870
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,416,489
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,072,260
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,068,970
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,066,070
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	671,288
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	632,778
North Texas Municipal Water District Water System
Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	1,000	1,010,590
North Texas Tollway Authority RB
0.00%, 01/01/33 (AGC)(a)	3,450	2,082,179
0.00%, 01/01/37 (AGC)(a)	3,250	1,634,198
0.00%, 09/01/43 (PR 09/01/31)(a)	500	548,915
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,509,930
5.00%, 01/01/25 (Call 01/01/24)	1,500	1,678,575
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,089,520
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,079,190
6.00%, 01/01/38 (PR 01/01/19) (AGC-ICC)	500	501,590
6.00%, 01/01/43 (PR 01/01/21)	250	269,798
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,370,835
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	3,602,854
Series A, 5.00%, 01/01/20	2,120	2,187,967
Series A, 5.00%, 01/01/22	3,300	3,568,422
Series A, 5.00%, 01/01/23	6,375	7,029,457
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	549,900
Series A, 5.00%, 01/01/25 (Call 01/01/24)	1,000	1,119,050
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,458,969
Series A, 5.00%, 01/01/26 (Call 01/01/24)	3,000	3,346,530
Series A, 5.00%, 01/01/27 (Call 01/01/24)	5,000	5,552,400
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,451,606
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	7,734,090
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,202,760
Series A, 5.00%, 01/01/34	2,425	2,870,885
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,120,550
Series A, 5.00%, 01/01/35	1,000	1,183,610
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,109,500
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,070,080
Series A, 5.00%, 01/01/38 (Call 01/01/25)	3,455	3,759,420
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,742,550
Series A, 5.00%, 01/01/39 (Call 01/01/28)	3,500	3,887,065
Series A, 5.00%, 01/01/43 (Call 01/01/28)	4,050	4,465,165
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,680,354
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,744,910
Series A, 6.00%, 01/01/28 (Call 01/01/19)	190	190,540
Series A, 6.00%, 01/01/28 (PR 01/01/19)	820	822,608
Series A, 6.25%, 01/01/39 (Call 01/01/19)	190	190,566
Series A, 6.25%, 01/01/39 (PR 01/01/19)	810	812,730
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	699,095
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	687,600
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	549,495
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	164,115

374

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 01/01/29 (Call 01/01/25)	$150	$167,846
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,197,040
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	224,316
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,231,555
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,047,200
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	7,998,975
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,285,317
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,903,458
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,894,445
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	600,970
Series C, 1.95%, 01/01/38 (Put 01/01/19)(b)(c)	1,000	1,000,090
Series C, 5.25%, 01/01/44 (Call 01/01/19)	2,300	2,304,922
Series C, 6.00%, 01/01/25 (Call 01/01/19)	185	185,529
Series C, 6.00%, 01/01/25 (PR 01/01/19)	815	817,592
Series D, 0.00%, 01/01/31 (AGC)(a)	965	636,215
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,673,619
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	753,207
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,264,312
Series D, 5.00%, 09/01/32 (PR 09/01/21)	4,770	5,132,568
Series K-1, 5.75%, 01/01/38 (PR 01/01/19) (AGC)	500	501,495
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,255,738
Permanent University Fund - University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	4,030	4,429,937
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,144,360
Plano Independent School District GO
Series B, 5.00%, 02/15/20 (PSF)	3,000	3,109,860
Series B, 5.00%, 02/15/21 (PSF)	2,000	2,125,320
Richardson Independent School District GO, 5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,633,395
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	2,500	2,827,625
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,543,800
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,607,260
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,085,120
Series A, 5.00%, 05/15/48 (Call 05/15/28)	7,650	8,533,498
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,178,592
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,382,504
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,345,562
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	2,500	2,614,650
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,249,368
5.00%, 04/01/19	7,000	7,070,840
5.00%, 04/01/20	5,830	6,061,334
5.00%, 04/01/22	5,145	5,619,318
5.00%, 10/01/22	1,000	1,104,230
5.00%, 04/01/24	5,000	5,675,550
5.00%, 10/01/24 (Call 04/01/24)	2,600	2,948,504
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,803,793
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,254,180
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,499,840
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,245,680
5.00%, 10/01/33 (Call 10/01/27)	9,800	11,347,322
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,829,104
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,607,310
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,099,280
5.00%, 10/01/36 (Call 10/01/25)	1,995	2,247,467

Security	Par (000)	Value

Texas (continued)
5.00%, 04/01/42 (Call 04/01/22)	$3,000	$3,201,810
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,262,281
5.00%, 04/01/46 (Call 04/01/26)	2,780	3,065,645
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,099,600
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,016,580
Series A, 5.00%, 10/01/21	1,200	1,298,100
Series A, 5.00%, 10/01/22	1,000	1,104,230
Series A, 5.00%, 10/01/23	1,000	1,125,610
Series A, 5.00%, 10/01/24	3,610	4,131,392
Series A, 5.00%, 10/01/26 (Call 10/01/24)	1,000	1,140,340
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,655,250
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,340,200
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	14,943,337
Series B, 5.00%, 10/01/32 (Call 10/01/27)	2,500	2,907,050
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,013,700
Tarrant Regional Water District RB, 5.00%, 03/01/37 (Call 03/01/22)	3,000	3,220,620
Texas A&M University RB, Series E, 5.00%, 05/15/25	500	578,955
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,064,840
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	7,638,151
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,182,112
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/19	3,000	3,077,700
5.00%, 04/01/20	7,525	7,830,590
5.00%, 10/01/20	9,800	10,336,746
5.00%, 10/01/21	7,300	7,886,336
5.00%, 10/01/22	1,975	2,181,625
5.00%, 04/01/25 (Call 04/01/24)	1,150	1,307,849
5.00%, 10/01/26	2,905	3,410,964
Series A, 5.00%, 10/01/19	1,500	1,538,850
Series A, 5.00%, 04/01/21	1,050	1,120,770
Series A, 5.00%, 10/01/21	1,500	1,620,480
Series A, 5.00%, 04/01/22	4,550	4,971,011
Series A, 5.00%, 04/01/23	5,020	5,600,764
Series A, 5.00%, 10/01/24	4,525	5,181,215
Texas Water Development Board RB
4.00%, 08/01/19	100	101,392
4.00%, 10/15/34 (Call 10/15/28)	5,000	5,255,200
4.00%, 10/15/43 (Call 10/15/28)	7,000	7,105,840
5.00%, 04/15/31 (Call 10/15/28)	3,000	3,554,520
5.00%, 10/15/32 (Call 10/15/28)	7,000	8,260,980
5.00%, 10/15/43 (Call 04/15/28)	5,000	5,652,100
5.00%, 04/15/49 (Call 10/15/28)	3,700	4,164,831
Series A, 4.00%, 10/15/32 (Call 10/15/27)	1,450	1,541,423
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,108,940
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,136,080
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,046,600
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,103,950
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,372,038
Series A, 4.00%, 10/15/45 (Call 10/15/25)	2,000	2,019,680
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,793,939
Series A, 5.00%, 04/15/24	5,500	6,256,085
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,177,350
Series A, 5.00%, 10/15/31 (Call 10/15/25)	2,000	2,273,960
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,169,760
Series A, 5.00%, 10/15/40 (Call 10/15/25)	1,890	2,101,453
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,805,775
Trinity River Authority Central Regional Wastewater
System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,347,080

375

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	$1,600	$1,605,984
University of Texas System (The) RB
4.00%, 08/15/42 (Call 08/15/24)	1,205	1,219,303
Series A, 5.00%, 08/15/22	4,715	5,197,439
Series A, 5.00%, 08/15/23	10,000	11,243,100
Series B, 5.00%, 08/15/19	1,000	1,021,840
Series B, 5.00%, 08/15/21	2,445	2,635,441
Series B, 5.00%, 08/15/26	6,000	7,070,580
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,084,120
Series C, 5.00%, 08/15/20	1,355	1,424,091
Series D, 5.00%, 08/15/21	600	646,734
Series D, 5.00%, 08/15/24	2,200	2,517,658
Series D, 5.00%, 08/15/25	3,910	4,547,956
Series E, 5.00%, 08/15/26	1,500	1,767,645
Series E, 5.00%, 08/15/27	3,805	4,529,015
Series F, 5.00%, 08/15/47	2,000	2,507,020
Series I, 5.00%, 08/15/21	2,350	2,533,041
Series J, 5.00%, 08/15/25	1,600	1,861,056
Series J, 5.00%, 08/15/26	2,000	2,356,860
Ysleta Independent School District GO, 5.00%, 08/15/47
(Call 08/15/26) (PSF)	2,940	3,229,120

		953,961,766
Utah — 0.6%
Salt Lake City Corp. Airport Revenue RB
5.00%, 07/01/48 (Call 07/01/28)	2,000	2,224,580
Series B, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,211,440
State of Utah GO
5.00%, 07/01/23	1,500	1,688,775
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,307,840
5.00%, 07/01/26	5,140	6,074,760
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,373,250
Series A, 5.00%, 07/01/19	1,500	1,527,405
Series A, 5.00%, 07/01/20	4,380	4,591,028
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,117,636
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,966,610
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	3,000	3,375,570
Utah Transit Authority RB
5.00%, 06/15/42 (Call 06/15/22)	7,075	7,524,404
5.00%, 06/15/42 (PR 06/15/22)	600	659,766
Series A, 5.00%, 06/15/24	4,000	4,571,720
Series A, 5.00%, 06/15/25	3,520	4,092,845
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	3,977,225
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,109,455

		59,394,309
Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,108,070

Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 07/01/46 (Call 07/01/26)	2,000	2,152,540
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,336,510
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,180,660
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,301,366
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,309,900

Security	Par (000)	Value

Virginia (continued)
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	$3,000	$3,493,920
Series D, 5.00%, 06/01/19	1,000	1,015,590
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,075	1,184,790
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	8,785	9,602,708
Series B, 5.00%, 10/01/22 (SAW)	1,000	1,107,340
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,193,385
Series B, 5.00%, 10/01/24 (SAW)	1,500	1,728,120
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	4,500	4,627,440
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/42 (Call 01/01/28)	10,510	11,924,330
University of Virginia RB
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,087,670
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,343,470
Series B, 5.00%, 08/01/21	1,100	1,184,876
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	430	443,472
Virginia College Building Authority RB
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,143,850
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,424,834
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,281,583
Series E, 5.00%, 02/01/25	2,500	2,887,300
Series E, 5.00%, 02/01/26	2,500	2,926,375
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	8,309,630
Series E, 5.00%, 02/01/30 (Call 02/01/28)	3,695	4,368,192
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,206,179
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,046,550
4.00%, 05/15/34 (Call 11/15/27)	1,500	1,576,455
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,558,850
4.00%, 05/15/42 (Call 05/15/27)	8,920	9,098,400
5.00%, 09/15/23	1,000	1,128,040
5.00%, 03/15/24	10,000	11,390,500
5.00%, 09/15/24	3,000	3,444,840
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	535,150
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,098,040
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,434,932
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,210,900
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,046,320
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,197,461
Series A, 5.00%, 05/15/28 (Call 11/15/27)	2,000	2,381,460
Series A, 5.00%, 05/15/32 (Call 11/15/27)	550	641,201
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,640,934
Virginia Public Building Authority RB
5.00%, 08/01/27	5,000	5,948,900
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,980	3,509,725
Series B, 5.00%, 08/01/25	1,910	2,220,279
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,066,880
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,746,050
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,752,022
Series C, 5.00%, 08/01/19 (SAW)	770	785,985

		160,225,904
Washington — 2.8%
Central Puget Sound Regional Transit Authority RB Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,422,013
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,239,200

376

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	$13,840	$15,313,683
Series S-1-GREEN, 5.00%, 11/01/46	3,170	3,988,462
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,774,072
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,282,476
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	356,934
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	160,295
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	775,853
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	258,540
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	418,960
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	98,245
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,148,794
City of Tacoma WA Electric System Revenue RB Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,007,650
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,088,450
County of King WA Sewer Revenue RB
5.00%, 01/01/39 (PR 01/01/19)	8,205	8,225,102
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,199,280
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,045,438
5.00%, 01/01/50 (PR 07/01/20)	2,000	2,090,875
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,237,240
5.13%, 01/01/41 (PR 01/01/21)	500	530,734
5.25%, 01/01/42 (PR 01/01/19)	1,000	1,002,640
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,276,090
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,409,357
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,325,080
Energy Northwest RB
4.00%, 07/01/38 (Call 07/01/25)	2,000	2,049,560
5.00%, 07/01/31 (Call 07/01/28)	1,050	1,236,270
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,254,280
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,221,276
Series A, 5.00%, 07/01/19	13,405	13,645,218
Series A, 5.00%, 07/01/20	4,850	5,079,065
Series A, 5.00%, 07/01/21	2,000	2,147,360
Series A, 5.00%, 07/01/22	3,675	4,036,179
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	605,601
Series A, 5.00%, 07/01/23	1,000	1,120,750
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,249,268
Series A, 5.00%, 07/01/24	2,000	2,283,080
Series A, 5.00%, 07/01/27 (Call 07/01/20)	9,400	9,823,564
Series A, 5.00%, 07/01/27 (Call 07/01/26)	1,000	1,167,970
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,090,350
Series A, 5.00%, 07/01/28 (Call 07/01/27)	2,005	2,359,564
Series C, 5.00%, 07/01/25	2,000	2,320,540
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,268,520
Series C, 5.00%, 07/01/27	2,000	2,375,660
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,129,250
Series C, 5.00%, 07/01/30 (Call 07/01/28)	3,000	3,547,110
FYI Properties RB, 5.50%, 06/01/39 (Call 06/01/19)	1,000	1,014,690
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,227,820
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,630,545
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,157,932
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,104,670
Snohomish County School District No. 201 Snohomish
GO, 5.25%, 12/01/27 (PR 12/01/18) (GTD)	500	500,000

Security	Par (000)	Value

Washington (continued)
State of Washington GO
5.00%, 07/01/25 (Call 07/01/24)	$1,500	$1,711,470
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,190,973
5.00%, 07/01/31 (Call 01/01/25)	1,000	1,120,740
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,236,740
5.00%, 08/01/32 (Call 08/01/25)	2,500	2,822,250
5.00%, 08/01/42 (Call 08/01/27)	3,260	3,657,329
5.00%, 08/01/43 (Call 08/01/28)	5,065	5,713,421
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	3,000	3,062,280
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,647,525
Series 2017A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,510,301
Series A, 5.00%, 01/01/20	1,500	1,549,710
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,086,972
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	532,020
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,329,477
Series B, 5.00%, 07/01/28 (Call 01/01/26)	2,500	2,880,550
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,721,430
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,390,210
Series C, 5.00%, 02/01/39 (Call 02/01/28)	9,800	11,111,142
Series C, 5.00%, 02/01/41 (Call 02/01/28)	6,240	7,045,022
Series C, 5.00%, 06/01/41 (Call 06/01/21)	22,075	23,317,602
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,090,070
Series D, 5.00%, 02/01/38 (Call 02/01/24)	2,025	2,223,713
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	986,967
Series D, 5.00%, 02/01/41 (Call 02/01/27)	1,435	1,604,717
Series E, 5.00%, 02/01/31 (PR 02/01/19)	1,500	1,507,695
Series R, 5.00%, 07/01/19	1,500	1,527,135
Series R, 5.00%, 07/01/23	2,285	2,561,965
Series R-2011A, 5.00%, 01/01/21	1,000	1,060,740
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,105,012
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,093,230
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,637,685
Series R-2015, 5.00%, 07/01/19	1,500	1,527,135
Series R-2015, 5.00%, 07/01/21	1,625	1,745,152
Series R-2015, 5.00%, 07/01/23	2,800	3,139,388
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,699,920
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,385,440
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,118,370
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,699,920
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,362,220
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,178,947
Series R-2017A, 5.00%, 08/01/22	1,000	1,100,270
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,463,100
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,677,150
Series R-2018C, 5.00%, 08/01/28 (Call 08/01/27)	3,000	3,543,450
Series R-2018C, 5.00%, 08/01/29 (Call 08/01/27)	2,200	2,586,694
Series R-2018D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,475,260
State of Washington RB
5.00%, 09/01/19	2,250	2,300,378
5.00%, 09/01/21	3,000	3,228,780
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,229,540
Series F, 5.00%, 09/01/20	1,000	1,050,540
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,081,060
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/48 (Call 07/01/28)	5,000	5,497,650
Washington State University RB, 5.00%, 04/01/40
(Call 04/01/25)	2,055	2,276,550

		299,724,562

377

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 0.0%
State of West Virginia GO, Series B, 5.00%, 12/01/41 (Call 06/01/28)	$2,000	$2,260,480
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 06/15/20)	1,270	1,327,531
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,061,620

		4,649,631
Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	11,000	11,170,940
State of Wisconsin GO
5.00%, 05/01/27 (Call 11/01/24)	2,500	2,854,475
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,151,400
5.00%, 11/01/27 (Call 05/01/27)	2,500	2,958,325
5.00%, 11/01/28 (Call 05/01/27)	2,500	2,940,975
5.00%, 11/01/29 (Call 05/01/26)	2,000	2,312,500
5.00%, 11/01/31 (Call 05/01/27)	5,000	5,805,300
Series 1, 5.00%, 05/01/19	2,000	2,025,880
Series 1, 5.00%, 05/01/19 (AMBAC)	1,685	1,706,804
Series 1, 5.00%, 05/01/21	7,880	8,436,171
Series 1, 5.00%, 05/01/21 (ETM)	5	5,345
Series 1, 5.00%, 05/01/22	1,050	1,149,320
Series 1, 5.00%, 11/01/23	10,025	11,301,884
Series 1, 5.00%, 11/01/24	1,000	1,148,320
Series 2, 5.00%, 11/01/19	1,070	1,100,206
Series 2, 5.00%, 11/01/20	2,940	3,108,256
Series 2, 5.00%, 11/01/21	2,000	2,167,220
Series 2, 5.00%, 11/01/22	2,500	2,764,525
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,237,587
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,121,955
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	15	16,423
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	1,000	1,183,330
Series 3, 5.00%, 11/01/22	4,175	4,616,757
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	4,175	4,831,560
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	2,810	3,238,665
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	3,510	4,013,931
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,603,440
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,541,250
State of Wisconsin RB
Series A, 5.38%, 05/01/25 (Call 05/01/19) (SAP)	1,855	1,881,285
Series A, 5.38%, 05/01/25 (PR 05/01/19) (SAP)	195	197,843

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series A, 5.63%, 05/01/28 (Call 05/01/19) (SAP)	$1,330	$1,350,455
Series A, 5.63%, 05/01/28 (PR 05/01/19) (SAP)	140	142,183
Series A, 5.75%, 05/01/33 (PR 05/01/19) (SAP)	9,250	9,398,925
Series A, 6.00%, 05/01/36 (PR 05/01/19) (SAP)	5,015	5,100,807
Series A, 6.25%, 05/01/37 (PR 05/01/19) (SAP)	1,000	1,018,120
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,100,820
Series 1, 5.00%, 07/01/27	1,000	1,187,830
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,362,080
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,093,820
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	1,095	1,114,688
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,046,910
Wisconsin Health & Educational Facilities Authority RB,
5.00%, 12/01/41 (Call 11/01/26)	3,075	3,365,741

		123,874,251

Total Municipal Debt Obligations — 98.5% (Cost: $10,443,286,233)		10,414,153,966

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 1.55%(d)(e)	29,546	29,548,604

Total Short-Term Investments — 0.3% (Cost: $29,546,634)		29,548,604

Total Investments in Securities — 98.8% (Cost: $10,472,832,867)		10,443,702,570

Other Assets, Less Liabilities — 1.2%		121,804,390

Net Assets — 100.0%		$10,565,506,960

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	16,465	13,081	29,546	$29,548,604	$448,448	$3,929	$(1,381)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

378

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® National Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$10,414,153,966	$—	$10,414,153,966
Money Market Funds	29,548,604	—	—	29,548,604

	$29,548,604	$10,414,153,966	$—	$10,443,702,570

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

379

Schedule of Investments (unaudited) November 30, 2018	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.8%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	$1,115	$1,210,678
Series A, 5.00%, 11/01/22	365	405,526
Series A, 5.00%, 11/01/23	200	226,812
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,084,460
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	131,119
6.38%, 07/15/43 (PR 01/15/20)	700	735,224
City of New York NY GO
Series 2015-1, 5.00%, 08/01/23	250	280,355
Series A, 5.00%, 08/01/21	500	537,825
Series A, 5.00%, 08/01/22	500	550,045
Series A, 5.00%, 08/01/23	400	448,568
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	393,533
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	288,107
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,176,490
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	267,303
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	213,202
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	543,405
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	565,760
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	558,160
Series B, 5.00%, 08/01/20	100	104,967
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	642,185
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	277,418
Series C, 5.00%, 08/01/19	680	694,028
Series C, 5.00%, 08/01/20	500	524,835
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	305,850
Series C, 5.00%, 08/01/23	500	560,710
Series C, 5.00%, 08/01/26	1,000	1,173,230
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	575,085
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	752,954
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	277,470
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	535,855
Series E, 5.00%, 08/01/23	740	829,851
Series E, 5.00%, 08/01/24	470	535,885
Series E, 5.00%, 08/01/27 (Call 08/01/19)	355	361,617
Series E, 5.00%, 08/01/27 (PR 08/01/19)	145	148,087
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	403,680
Series E-1, 4.00%, 03/01/42 (Call 03/01/28)	1,010	1,017,726
Series F, 5.00%, 08/01/21	240	258,156
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	268,230
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	383,222
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	554,850
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	544,105
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	557,945
Series F-3, 5.00%, 12/01/25	500	581,820
Series G-1, 5.00%, 04/01/22	500	545,980
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,083,250
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	270,395
Series H-1, 5.00%, 03/01/23 (Call 03/01/19)	490	493,396
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,097,130
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	790,090
Series I-1, 5.00%, 04/01/23 (Call 04/01/19)	160	161,493
Series J, 5.00%, 08/01/19	250	255,158
Series J, 5.00%, 08/01/21	600	645,390
Series J, 5.00%, 08/01/23	1,000	1,121,420
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,253,571
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	588,535

Security	Par (000)	Value

New York (continued)
Series J-1, 5.00%, 05/15/33 (Call 05/15/19)	$240	$242,947
Series J-1, 5.00%, 05/15/33 (PR 05/15/19)	160	162,347
Series J-1, 5.00%, 05/15/36 (Call 05/15/19)	685	693,172
Series J-1, 5.00%, 05/15/36 (PR 05/15/19)	220	223,227
City of New York NY GOL
Series D, 4.00%, 12/01/41	1,000	1,009,810
Series D, 5.00%, 12/01/35	500	574,805
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	539,695
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	530,660
Series C, 5.00%, 10/01/21	500	537,415
Series C, 5.00%, 10/01/27	975	1,128,445
County of Westchester NY GOL
Series A, 5.00%, 01/01/22	600	654,354
Series A, 5.00%, 12/01/24	1,000	1,158,390
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	837,997
Erie County Industrial Development Agency (The) RB,
Series A, 5.00%, 05/01/31 (PR 05/01/20) (SAW)	100	101,339
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	508,560
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	21,417
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	412,173
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	665,147
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,209,132
Series A, 5.00%, 02/15/23	250	278,760
Series A, 5.00%, 02/15/26	200	233,170
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	465,952
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	114,983
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	569,055
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,580,376
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,170	1,311,781
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	559,065
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	223,170
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	221,960
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	717,951
Long Island Power Authority RB
5.00%, 09/01/31 (Call 09/01/27)	1,000	1,147,770
5.00%, 09/01/38 (Call 09/01/28)	250	282,038
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,673,955
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	823,612
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	275,903
Series A, 5.00%, 05/01/38 (PR 05/01/22)	1,000	1,071,150
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,605,266
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	506,065
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,760	1,786,770
Series A, 5.75%, 04/01/39 (PR 04/01/19)	380	384,917
Series A, 6.25%, 04/01/33 (PR 04/01/19)	250	253,638
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	271,623
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,097,408
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	550,450
Series B, 5.25%, 04/01/19 (ETM)	290	293,308
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	850	555,645
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	275,528
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	494,553
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	360,362
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	543,465
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,437,052
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	374,307

380

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	$1,000	$1,081,490
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	216,898
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	572,900
Series B, 5.00%, 11/15/22	600	658,884
Series B, 5.00%, 11/15/24	500	565,425
Series B, 5.00%, 11/15/25	250	285,347
Series B, 5.00%, 11/15/26	625	719,950
Series B, 5.00%, 11/15/34 (PR 11/15/20)	650	669,630
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,645,080
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	427,264
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,139,900
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	696,900
Series C, 5.00%, 11/15/22	260	285,516
Series C, 5.00%, 11/15/22 (ETM)	150	166,875
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	294,162
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	250,313
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,276,560
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,047,440
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	403,444
Series C-1, 5.00%, 11/15/25	200	228,278
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	385,521
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,347,816
Series C-2, 0.00%, 11/15/29(a)	1,000	684,680
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	150	154,419
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	250	258,370
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	255,773
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,255,850
Series D, 5.00%, 11/15/19	690	709,451
Series D, 5.00%, 11/15/25 (Call 11/15/22)	230	251,211
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	277,430
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	540,830
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	955,780
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	563,080
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,075,464
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	267,950
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	745,031
Series D-1, 5.00%, 11/01/22	250	274,303
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	969,894
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	105,685
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	96,237
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	584,062
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	268,478
Monroe County Industrial Development Corp./NY RB, Series C,
4.00%, 07/01/43 (Call 07/01/27)	1,550	1,563,423
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,057,800
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,285	1,432,158
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	477,974
New York City Industrial Development Agency RB 4.50%, 03/01/39 (Call 12/31/18) (FGIC)	270	270,165
5.00%, 03/01/31 (Call 12/31/18) (FGIC)	210	211,432
5.00%, 03/01/36 (Call 12/31/18) (NPFGC)	275	275,437
5.00%, 03/01/46 (Call 12/31/18) (FGIC)	455	457,316
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	369,189
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	446,397
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	463,216

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	$560	$613,581
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	549,805
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	508,780
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	382,706
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	582,055
Series S-3, 5.25%, 01/15/30 (Call 01/15/19) (SAW)	500	502,020
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	500	502,165
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	582,055
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	565,975
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,103,980
Series A, 5.00%, 11/01/21	500	541,135
Series A, 5.00%, 11/01/23 (Call 05/01/20)	250	260,075
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	430,208
Series A, 5.00%, 05/01/29 (PR 05/01/19)	150	151,979
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	383,225
Series A-1, 5.00%, 08/01/24	500	571,515
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	379,634
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	361,442
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,111,570
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,143,140
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	434,916
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,130,300
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	403,484
Series B, 5.00%, 11/01/19	400	411,256
Series B, 5.00%, 11/01/20	350	369,894
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	128,460
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	51,425
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	300,118
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,364,728
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	574,060
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	560,230
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,145,720
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,147,600
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	559,975
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,647,915
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	553,520
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,111,160
Series C, 5.00%, 11/01/21	500	541,135
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	578,065
Series C, 5.00%, 11/01/26	115	135,692
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	576,790
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,159,720
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	452,123
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	262,145
Series C-1, 5.00%, 05/01/23	500	558,950
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	579,210
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,093,441
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	163,961
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	264,125
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	316,236
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	526,090
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	122,372
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	857,895
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	559,185
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,697,055
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	224,136
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	552,100
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,538,138

381

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	$250	$265,570
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,127,040
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	716,230
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	350,668
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,175,620
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	578,845
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	577,445
New York City Water & Sewer System RB
5.00%, 06/15/47 (Call 06/15/23)	370	397,391
5.00%, 06/15/47 (PR 06/15/23)	330	372,217
Series AA, 5.00%, 06/15/24	200	230,360
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	451,261
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	161,165
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	400,440
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	634,998
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	533,395
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	209,863
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	548,335
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	501,984
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	693,619
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	576,800
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,171,159
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	260,640
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,082,130
Series DD, 5.00%, 06/15/21	500	537,730
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	558,435
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	223,698
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	550,389
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	552,215
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	547,405
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,660,740
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	543,750
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	565,525
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	337,797
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	500,645
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	500	522,650
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	1,360	1,502,378
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,350,562
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	253,153
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	260	277,293
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	555,145
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	300,840
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	1,675	1,698,249
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	750	762,352
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	116,662
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	799,882
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	170,275
Series-EE, 5.38%, 06/15/43 (Call 12/15/20)	125	132,275
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	250	276,515
Series A, 0.00%, 11/15/48(a)	500	135,805
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	552,360
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,357,109
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	800,384
5.75%, 11/15/51 (Call 11/15/21)	90	98,286
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/19	510	515,380
Series A, 5.00%, 04/01/20	1,500	1,562,325

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 04/01/21	$500	$535,075
Series A-5/6, 5.50%, 04/01/19	325	328,952
Series B, 5.00%, 04/01/19 (GOI)	305	308,218
New York Municipal Bond Bank Agency RB
5.00%, 12/01/19 (SAW)	50	51,576
5.00%, 12/01/21 (SAW)	1,000	1,085,180
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 12/31/18) (NPFGC)	355	355,710
Series A, 5.00%, 11/15/22	600	668,466
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	441,000
Series C, 5.00%, 11/15/20 (Call 12/31/18) (NPFGC)	1,090	1,092,812
Series C, 5.00%, 11/15/21 (Call 12/31/18) (NPFGC)	350	350,882
New York State Dormitory Authority RB
1.65%, 11/01/34 (Put 11/30/18)(b)(c)	400	400,000
5.00%, 03/15/44 (Call 03/15/27)	105	116,312
Series 1, 5.50%, 07/01/40 (AMBAC)	400	503,408
Series A, 1.76%, 07/01/31 (Put 11/30/18)(b)(c)	125	125,000
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	505,005
Series A, 5.00%, 03/15/20	800	831,616
Series A, 5.00%, 05/15/20	520	542,974
Series A, 5.00%, 12/15/20	150	158,972
Series A, 5.00%, 03/15/21	825	879,689
Series A, 5.00%, 07/01/22 (Call 07/01/19)	460	468,055
Series A, 5.00%, 02/15/24	1,000	1,134,140
Series A, 5.00%, 03/15/24	500	568,615
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	276,450
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,104,170
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	400,390
Series A, 5.00%, 07/01/26	1,000	1,172,290
Series A, 5.00%, 10/01/26	255	304,240
Series A, 5.00%, 10/01/27	500	603,260
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	386,145
Series A, 5.00%, 10/01/28	500	608,765
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	632,799
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	450,344
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	548,645
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,124,630
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	377,703
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	554,420
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	560,970
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	819,240
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	541,960
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	554,470
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	273,538
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	529,095
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	544,290
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,123,021
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	544,400
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	108,923
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	272,500
Series A, 5.00%, 10/01/47	300	381,264
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	557,975
Series A, 5.00%, 10/01/48	500	637,040
Series A-2, 1.67%, 07/01/32 (Put 11/30/18)(b)(c)	100	100,000
Series A-2, 5.00%, 10/01/46	225	285,165
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	809,503
Series B, 5.00%, 10/01/22	125	138,690
Series B, 5.00%, 02/15/26	1,000	1,168,720
Series B, 5.00%, 03/15/28 (PR 03/15/19)	200	201,804
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,123,720

382

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/31 (Call 08/15/27)	$750	$869,025
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,131,459
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	555,250
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,137,290
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	472,265
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	536,180
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	562,580
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	550,500
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	578,155
Series B, 5.00%, 03/15/42 (Call 03/15/22)	600	640,686
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,112,380
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	233,721
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	265,193
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	553,885
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,141,770
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	566,595
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	527,640
Series C, 5.50%, 07/01/23 (NPFGC)	200	223,336
Series D, 5.00%, 02/15/23	200	222,584
Series D, 5.00%, 02/15/25	400	461,536
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	233,130
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	320,322
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	266,540
Series E, 5.00%, 02/15/23	500	556,460
Series E, 5.00%, 02/15/24	1,000	1,134,140
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,133,650
Series E, 6.13%, 01/01/31 (Call 01/01/19)	250	250,817
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM)	400	437,780
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	675	686,893
5.00%, 06/15/46 (Call 06/15/27)	835	935,826
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	445,397
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,045	1,066,809
Series A, 5.00%, 06/15/19	600	610,572
Series A, 5.00%, 06/15/20	1,065	1,116,376
Series A, 5.00%, 06/15/22	375	413,569
Series A, 5.00%, 06/15/23	250	281,635
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	702,605
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	702,150
Series A, 5.00%, 06/15/34 (Call 06/15/19)	180	183,017
Series A, 5.00%, 06/15/35 (Call 06/15/27)	1,200	1,377,492
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,118,180
Series A, 5.13%, 06/15/38 (Call 06/15/19)	120	121,885
Series B, 5.00%, 06/15/20	350	366,884
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	531,605
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	95,529
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,138,910
Series D, 5.00%, 06/15/22	520	573,482
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,119,960
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	212,478
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	586,059
Series A, 5.00%, 05/01/19	2,700	2,734,155
Series A, 5.00%, 03/15/20	230	239,090
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	89,482
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	269,405
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	262,823
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	542,715
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	647,370

Security	Par (000)	Value

New York (continued)
Series A, 5.25%, 01/01/56 (Call 01/01/26)	$2,765	$3,022,366
Series B, 5.50%, 04/01/20 (AMBAC)	260	272,288
Series C, 5.25%, 03/15/19	250	252,450
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	317,403
Series I, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,052,590
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	520,670
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	279,045
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	377,699
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	517,315
Series L, 5.00%, 01/01/21	250	265,113
Series L, 5.00%, 01/01/25	200	229,594
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	918,572
New York State Urban Development Corp. RB
5.00%, 03/15/28 (Call 03/15/19)	30	30,251
5.00%, 03/15/28 (PR 03/15/19)	220	222,046
Series A, 5.00%, 03/15/19	725	731,605
Series A, 5.00%, 03/15/22	545	594,835
Series A, 5.00%, 03/15/23	1,570	1,749,953
Series A, 5.00%, 03/15/24	775	880,532
Series A, 5.00%, 03/15/25	350	404,295
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	180,082
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	853,215
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	264,905
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	454,760
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	679,194
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	573,610
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	390,596
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	223,896
Series A-1, 5.00%, 03/15/21	450	479,623
Series A-1, 5.00%, 03/15/22	400	436,576
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	574,226
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	260,342
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	250	252,325
Series B-1, 5.25%, 03/15/38 (PR 03/15/19)	120	121,200
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	505,520
Series C, 5.00%, 12/15/18	195	195,197
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	777,210
Series C, 5.00%, 03/15/27	285	336,816
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	562,285
Series D, 5.25%, 01/01/20 (Call 01/01/19)	650	651,625
Series D, 5.50%, 01/01/19	400	401,116
Series D, 5.63%, 01/01/28 (Call 01/01/19)	400	401,104
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	110,857
Onondaga County Trust for Cultural Resources RB, Series A, 1.64%, 12/01/29 (Put 11/30/18)(b)(c)	675	675,000
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	405,348
4.00%, 09/01/43 (Call 09/01/28)	750	762,082
4.00%, 06/15/44 (Call 06/15/24)	250	252,223
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	277,295
5.00%, 07/15/35 (Call 07/15/28)	500	574,855
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	443,224
Series 116, 4.00%, 09/15/31 (Call 09/15/19)	500	504,315
Series 116, 4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	481,802
Series 116, 5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	204,038
Series 116, 5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	262,098
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	286,913
Series 173, 4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	258,480
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	175,311
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	259,403

383

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	$1,000	$1,147,240
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	561,930
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	553,750
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,106,920
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	560,605
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	833,227
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	550,525
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	454,953
Series 5, 5.38%, 03/01/28 (GOI)	500	574,915
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	935	961,086
Series A, 5.00%, 10/15/20	1,535	1,621,988
Series A, 5.00%, 10/15/21	425	460,555
Series A, 5.00%, 10/15/22	475	526,974
Series A, 5.00%, 10/15/23	300	339,279
Series A, 5.00%, 10/15/24	1,750	2,021,267
Series A, 5.00%, 10/15/26 (Call 10/15/24)	750	858,255
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	1,993,337
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,561,449
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	205,890
Series A, 5.00%, 02/15/34 (Call 02/15/19)	475	477,855
Series A, 5.00%, 02/15/39 (Call 02/15/19)	450	452,650
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,062,840
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,565,225
Syracuse Industrial Development Agency RB, Series A-1, 1.69%, 07/01/37 (Put 11/30/18)(b)(c)	355	355,000
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	445	291,924
Series A, 0.00%, 11/15/32(a)	200	119,940
Series A, 5.00%, 11/15/22	150	165,914
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	81,708
Series A, 5.00%, 11/15/24	200	230,694
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	323,437
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	554,520
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	381,706
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	277,870
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	565,035
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,517,697
Series A, 5.00%, 11/15/47 (Call 05/15/27)	1,500	1,666,770
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	466,654

Security	Par (000)	Value

New York (continued)
Series B, 0.00%, 11/15/32(a)	$700	$421,519
Series B, 4.00%, 11/15/21	200	211,332
Series B, 5.00%, 11/15/19	675	694,994
Series B, 5.00%, 11/15/20	1,765	1,868,394
Series B, 5.00%, 11/15/21	400	434,056
Series B, 5.00%, 11/15/22	500	555,245
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	783,911
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	457,869
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,161,200
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	369,541
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	452,600
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	281,498
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,024,834
Series E, 5.50%, 11/15/19 (NPFGC)	255	263,624
Utility Debt Securitization Authority RB
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,138,820
5.00%, 12/15/35 (Call 12/15/25)	600	677,172
5.00%, 12/15/36 (Call 12/15/25)	150	168,686
5.00%, 12/15/37 (Call 12/15/25)	750	842,415
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,366,212
5.00%, 12/15/41 (Call 12/15/27)	255	289,252
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	424,946
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	534,376
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	642,816
Series B, 5.00%, 12/15/24 (Call 12/15/22)	200	221,484
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,396,225
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	835,860
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,107,010
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,178,061

		312,766,256

Total Municipal Debt Obligations — 98.8% (Cost: $314,675,152)		312,766,256

Total Investments in Securities — 98.8% (Cost: $314,675,152)		312,766,256

Other Assets, Less Liabilities — 1.2%		3,893,867

Net Assets — 100.0%		$316,660,123

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$312,766,256	$—	$312,766,256

384

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® New York Muni Bond ETF

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
RB	Revenue Bond
SAW	State Aid Withholding

385

Schedule of Investments (unaudited) November 30, 2018	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Bill
1.08%, 12/06/18 (a)	$160	$160,372
1.59%, 12/11/18 (a)	190	189,909
1.84%, 12/18/18 (a)	6,770	6,763,879
2.04%, 12/26/18 (a)	13,350	13,330,318
2.20%, 01/22/19 (a)	969,332	966,252,355
2.24%, 02/07/19 (a)	100,000	99,578,333
2.27%, 02/14/19 (a)	100,000	99,529,556
2.28%, 02/21/19 (a)	245,780	244,510,136
2.28%, 02/28/19 (a)(b)	1,507,565	1,499,121,686
2.30%, 03/07/19 (a)	76,000	75,537,872
U.S. Treasury Note/Bond
0.75%, 07/15/19	356,442	352,376,333
0.75%, 08/15/19	81,239	80,166,392
0.88%, 06/15/19	50,720	50,260,350
0.88%, 07/31/19	116,760	115,419,084
0.88%, 09/15/19	127,840	126,047,243
1.00%, 03/15/19	19,168	19,091,543
1.00%, 06/30/19	9,760	9,671,169
1.00%, 08/31/19	200,684	198,198,968
1.00%, 10/15/19	270,380	266,440,480
1.00%, 11/15/19	226,016	222,334,412
1.00%, 11/30/19	472,750	464,624,609
1.13%, 02/28/19	200,000	199,387,318
1.25%, 12/15/18 (b)	237,784	237,708,989
1.25%, 03/31/19	403,760	402,103,954
1.25%, 04/30/19	65,086	64,750,400
1.25%, 06/30/19	164,090	162,833,686
1.25%, 08/31/19	474,804	469,777,753
1.25%, 10/31/19	130,618	128,908,741
1.38%, 12/31/18	399,338	399,074,712
1.38%, 02/28/19	698,626	696,900,568
1.38%, 07/31/19	252,397	250,316,696
1.38%, 09/30/19	100,120	99,036,671
1.38%, 12/15/19	100,000	98,597,656
1.50%, 12/31/18	830,558	830,088,519
1.50%, 01/31/19	631,110	630,271,457
1.50%, 02/28/19	1,667,011	1,663,388,718

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.50%, 03/31/19	$47,420	$47,262,551
1.50%, 05/31/19	503,916	501,298,000
1.50%, 10/31/19	262,217	259,318,272
1.50%, 11/30/19	276,949	273,552,049
1.63%, 03/31/19	764,183	761,914,332
1.63%, 04/30/19	1,206,589	1,202,158,550
1.63%, 06/30/19	314,977	313,217,557
1.63%, 07/31/19	711,091	706,341,133
1.63%, 08/31/19	550,196	545,919,184
1.63%, 12/31/19	100,000	98,789,062
1.75%, 09/30/19	485,076	481,286,344
1.75%, 11/30/19	1,800	1,782,211
3.13%, 05/15/19	83,476	83,681,429
3.38%, 11/15/19	15,018	15,101,303
3.63%, 08/15/19	659,210	663,458,813
8.13%, 08/15/19	84,160	87,309,425
8.75%, 08/15/20	2,120	2,325,872

Total U.S. Government Obligations — 99.5% (Cost: $17,294,734,723)		17,287,466,924

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)(e)	706,530	706,530,224

Total Money Market Funds — 4.1% (Cost: $706,530,224)		706,530,224

Total Investments in Securities — 103.6% (Cost: $18,001,264,947)		17,993,997,148

Other Assets, Less Liabilities — (3.6)%		(622,082,444)

Net Assets — 100.0%		$17,371,914,704

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,819	(28,289)	706,530	$706,530,224	$3,944,961	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

386

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,287,466,924	$—	$17,287,466,924
Money Market Funds	706,530,224	—	—	706,530,224

	$706,530,224	$17,287,466,924	$—	$17,993,997,148

387

Schedule of Investments (unaudited) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$360	$359,101
3.75%, 10/01/21	220	220,103
3.75%, 02/15/23(a)	5,050	5,004,929
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,000	982,567
4.45%, 08/15/20(a)	10,660	10,847,470

		17,414,170
Aerospace & Defense — 2.0%
Airbus Finance BV, 2.70%, 04/17/23(b)	9,225	8,890,320
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	10,000	9,734,560
4.88%, 02/15/20(a)	8,489	8,663,890
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	100	96,028
2.88%, 05/11/20(a)	15,425	15,383,961
3.00%, 05/11/21(a)	13,255	13,178,388
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)	10,630	10,515,823
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	7,360	7,295,637
4.95%, 02/15/21 (Call 11/15/20)	50	51,137
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	13,230	13,003,293
4.25%, 11/15/19	150	151,428
Northrop Grumman Corp.
2.08%, 10/15/20	8,000	7,813,890
2.55%, 10/15/22 (Call 09/15/22)	10,000	9,559,313
3.25%, 08/01/23(a)	7,539	7,342,835
3.50%, 03/15/21	1,750	1,750,731
Raytheon Co.
3.13%, 10/15/20(a)	14,600	14,604,100
4.40%, 02/15/20(a)	5,470	5,554,380
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	10,000	9,686,146
3.70%, 12/15/23 (Call 09/15/23)	5,000	4,957,223
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	4,451	4,433,870
United Technologies Corp.
1.50%, 11/01/19	8,500	8,355,957
1.90%, 05/04/20(a)	7,800	7,630,183
3.10%, 06/01/22	10,035	9,784,721
3.65%, 08/16/23 (Call 07/16/23)	15,400	15,177,908
4.50%, 04/15/20(a)	14,500	14,704,255

		208,319,977
Agriculture — 1.1%
Altria Group Inc.
2.85%, 08/09/22	11,350	10,926,518
4.75%, 05/05/21(a)	5,975	6,095,108
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (Call 02/15/22)	6,555	6,548,240
4.48%, 03/01/21(a)	2,250	2,304,213
BAT Capital Corp.
2.30%, 08/14/20	16,500	16,048,951
2.76%, 08/15/22 (Call 07/15/22)	19,900	18,842,324
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	4,480	4,456,121
4.35%, 03/15/24 (Call 02/15/24)(a)	1,500	1,482,304
Imperial Brands Finance PLC, 3.50%, 02/11/23 (Call 11/11/22)(a)(b)	18,700	18,024,613

Security	Par (000)	Value

Agriculture (continued)
Philip Morris International Inc.
2.00%, 02/21/20(a)	$3,800	$3,746,567
2.13%, 05/10/23 (Call 03/10/23)	1,200	1,113,443
4.13%, 05/17/21	750	758,618
4.50%, 03/26/20(a)	6,054	6,145,157
Reynolds American Inc.
3.25%, 06/12/20	6,600	6,538,077
6.88%, 05/01/20	9,055	9,436,739

		112,466,993
Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	500	489,052
2.88%, 03/13/20	13,500	13,389,760
3.40%, 04/19/21	7,200	7,117,899
3.80%, 04/19/23 (Call 03/19/23)(a)	8,995	8,780,786
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	7,951	7,846,585

		37,624,082
Auto Manufacturers — 4.8%
American Honda Finance Corp.
1.65%, 07/12/21(a)	1,325	1,267,427
1.95%, 07/20/20	4,610	4,520,933
2.00%, 02/14/20	5,240	5,167,075
2.45%, 09/24/20	9,000	8,870,426
2.60%, 11/16/22	150	144,878
2.65%, 02/12/21	16,500	16,262,050
3.00%, 06/16/20(a)	400	398,391
3.38%, 12/10/21(a)	15,000	14,981,462
3.63%, 10/10/23(a)	5,000	4,990,644
3.80%, 09/20/21(b)	750	758,272
Series A, 2.15%, 03/13/20(a)	850	837,587
BMW U.S. Capital LLC
2.00%, 04/11/21 (Call 03/11/21)(b)	950	914,519
3.10%, 04/12/21(b)	80	78,921
3.40%, 08/13/21(a)(b)	7,225	7,173,187
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,750	13,447,897
Daimler Finance North America LLC
2.25%, 03/02/20(b)	1,200	1,181,772
3.10%, 05/04/20(b)	750	745,010
3.35%, 05/04/21(a)(b)	4,550	4,492,709
3.35%, 02/22/23(b)	9,515	9,306,413
3.70%, 05/04/23(a)(b)	9,900	9,745,767
3.75%, 11/05/21(b)	3,365	3,353,209
Ford Motor Credit Co. LLC
2.34%, 11/02/20(a)	12,060	11,568,358
2.43%, 06/12/20	12,150	11,759,817
2.46%, 03/27/20	10,400	10,145,777
2.68%, 01/09/20	9,400	9,263,405
3.10%, 05/04/23	10,000	9,035,620
3.16%, 08/04/20(a)	8,550	8,349,008
3.20%, 01/15/21	400	386,725
3.47%, 04/05/21(a)	15,000	14,518,948
3.81%, 10/12/21	3,240	3,138,248
4.14%, 02/15/23 (Call 01/15/23)	5,000	4,743,360
4.25%, 09/20/22(a)	10,000	9,605,936
5.88%, 08/02/21	20,000	20,366,256
8.13%, 01/15/20(a)	7,500	7,812,163
General Motors Financial Co. Inc.
2.45%, 11/06/20(a)	8,750	8,502,359
2.65%, 04/13/20(a)	8,050	7,945,953

388

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 01/15/20 (Call 12/15/19)	$6,750	$6,701,599
3.15%, 06/30/22 (Call 05/30/22)(a)	10,000	9,487,529
3.20%, 07/13/20 (Call 06/13/20)(a)	10,500	10,385,693
3.20%, 07/06/21 (Call 06/06/21)	10,050	9,753,930
3.55%, 04/09/21(a)	11,000	10,808,734
3.70%, 11/24/20 (Call 10/24/20)(a)	8,700	8,641,444
3.70%, 05/09/23 (Call 03/09/23)	10,050	9,566,149
4.15%, 06/19/23 (Call 05/19/23)(a)	10,500	10,198,429
4.20%, 03/01/21 (Call 02/01/21)(a)	6,900	6,894,853
4.20%, 11/06/21	3,465	3,443,589
Harley-Davidson Financial Services Inc., 3.35%, 02/15/23 (Call 01/15/23)(b)	8,160	7,927,694
Hyundai Capital America
3.00%, 10/30/20(b)	500	492,084
4.13%, 06/08/23(b)	14,100	13,940,604
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	1,000	972,562
2.80%, 01/13/22(a)(b)	10,000	9,653,411
3.65%, 09/21/21(a)(b)	6,145	6,084,799
3.88%, 09/21/23(b)	5,000	4,923,313
PACCAR Financial Corp.
1.95%, 02/27/20	1,175	1,157,587
2.80%, 03/01/21	7,900	7,825,903
3.10%, 05/10/21(a)	7,750	7,718,574
3.15%, 08/09/21	6,750	6,731,132
3.40%, 08/09/23	5,650	5,654,292
Toyota Motor Corp.
3.18%, 07/20/21(a)	5,000	4,981,057
3.42%, 07/20/23	10,400	10,333,721
Toyota Motor Credit Corp.
1.95%, 04/17/20(a)	13,050	12,863,000
2.15%, 03/12/20(a)	10,150	10,028,627
2.95%, 04/13/21(a)	20,300	20,104,570
3.45%, 09/20/23(a)	5,400	5,345,740
4.50%, 06/17/20	3,500	3,574,708
Volkswagen Group of America Finance LLC
2.40%, 05/22/20(b)	1,000	982,051
4.00%, 11/12/21(a)(b)	3,165	3,155,746
4.25%, 11/13/23(a)(b)	10,000	9,812,212

		485,925,818
Auto Parts & Equiptment — 0.1%
Aptiv PLC, 3.15%, 11/19/20 (Call 10/19/20)(a)	5,675	5,608,465
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	750	739,281
ZF North America Capital Inc., 4.50%, 04/29/22(b)	5,000	4,968,688

		11,316,434
Banks — 31.7%
ABN AMRO Bank NV
2.45%, 06/04/20(a)(b)	475	467,760
2.65%, 01/19/21(b)	400	392,422
3.40%, 08/27/21(a)(b)	10,200	10,118,257
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,000	4,906,650
AIB Group PLC, 4.75%, 10/12/23(a)(b)	5,000	4,913,856
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21(b)	1,200	1,178,441
2.75%, 02/03/21(b)	1,000	979,548
ASB Bank Ltd., 3.75%, 06/14/23(a)(b)	9,260	9,201,226
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)(a)	1,000	991,762

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	$9,825	$9,603,713
3.30%, 05/17/21	7,900	7,859,849
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	8,000	7,826,395
2.63%, 11/09/22	12,250	11,757,888
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	11,455	11,309,481
Banco Santander Chile, 2.50%, 12/15/20 (Call 11/15/20)(a)(b)	1,000	972,160
Banco Santander SA, 3.13%, 02/23/23	10,525	9,864,547
Bancolombia SA, 5.95%, 06/03/21	1,000	1,033,760
Bangkok Bank PCL/Hong Kong, 3.88%, 09/27/22(b)	5,000	4,982,408
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	7,000	6,836,347
2.37%, 07/21/21 (Call 07/21/20)(a)(c)(d)	19,900	19,487,027
2.63%, 10/19/20(a)	20,800	20,476,277
2.63%, 04/19/21(a)	34,850	34,121,902
2.74%, 01/23/22 (Call 01/23/21)(a)(c)(d)	5,025	4,922,764
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	20,250	19,431,551
3.30%, 01/11/23(a)	25,800	25,186,164
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	29,825	29,666,970
3.55%, 03/05/24 (Call 03/05/23)(a)(c)(d)	20,250	19,854,014
5.63%, 07/01/20(a)	11,940	12,329,408
Bank of Montreal
1.90%, 08/27/21(a)	135	129,557
2.10%, 12/12/19(a)	6,885	6,810,528
2.10%, 06/15/20(a)	7,906	7,766,892
2.35%, 09/11/22(a)	150	143,461
4.34%, 10/05/28 (Call 10/05/23)(a)(c)(d)	5,000	4,958,481
Series D, 3.10%, 04/13/21(a)	10,075	10,018,980
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	5,100	4,924,137
2.45%, 11/27/20 (Call 10/27/20)(a)	15,683	15,394,994
2.50%, 04/15/21 (Call 03/15/21)(a)	10,511	10,308,574
2.60%, 08/17/20 (Call 07/17/20)(a)	11,068	10,945,012
2.60%, 02/07/22 (Call 01/07/22)	150	145,624
2.66%, 05/16/23 (Call 05/16/22)(c)(d)	1,850	1,784,562
3.50%, 04/28/23(a)	10,000	9,935,785
3.55%, 09/23/21 (Call 08/23/21)(a)	7,101	7,097,807
4.60%, 01/15/20	300	304,665
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	4,739	4,676,303
Bank of Nova Scotia (The)
2.15%, 07/14/20(a)	8,350	8,211,075
2.35%, 10/21/20(a)	9,750	9,575,700
2.45%, 03/22/21	20,500	20,051,575
2.50%, 01/08/21	8,550	8,383,049
3.13%, 04/20/21(a)	7,510	7,457,725
4.38%, 01/13/21(a)	2,950	3,012,435
4.65%, (Call 10/12/22)(a)(c)(d)(e)	8,500	7,724,800
Banque Federative du Credit Mutuel SA
2.20%, 07/20/20(b)	2,000	1,956,519
3.75%, 07/20/23(a)(b)	14,290	14,110,813
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)(a)	15,000	14,596,486
5.14%, 10/14/20	10,249	10,417,929
Barclays PLC
2.88%, 06/08/20(a)	4,800	4,704,840
3.20%, 08/10/21(a)	18,200	17,649,304
3.25%, 01/12/21	8,192	7,993,393

389

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.34%, 05/16/24 (Call 05/16/23)(a)(c)(d)	$10,000	$9,697,095
4.61%, 02/15/23 (Call 02/15/22)(c)(d)	5,400	5,336,253
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)(a)	4,000	3,891,303
2.63%, 06/29/20 (Call 05/29/20)	13,426	13,273,618
3.75%, 12/06/23 (Call 11/06/23)	10,000	9,968,637
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(a)(b)	19,000	19,665,190
BNP Paribas SA
3.50%, 03/01/23(b)	10,000	9,668,399
5.00%, 01/15/21(a)	20,875	21,532,532
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	10,000	9,784,924
BPCE SA
2.25%, 01/27/20(a)	5,000	4,930,425
2.65%, 02/03/21(a)	2,500	2,448,210
2.75%, 01/11/23(a)(b)	10,000	9,520,634
3.00%, 05/22/22(a)(b)	10,700	10,277,307
4.00%, 09/12/23(a)(b)	3,000	2,940,186
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	300	296,324
2.25%, 06/01/20 (Call 05/01/20)	7,300	7,183,148
Canadian Imperial Bank of Commerce
2.10%, 10/05/20(a)	10,425	10,182,844
2.70%, 02/02/21(a)	15,000	14,735,986
3.50%, 09/13/23(a)	10,000	9,901,220
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	300	291,461
3.20%, 01/30/23 (Call 12/30/22)(a)	11,510	11,109,491
3.45%, 04/30/21 (Call 03/30/21)(a)	12,875	12,777,387
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	750	715,099
2.35%, 01/31/20 (Call 12/31/19)	250	246,911
2.65%, 08/08/22 (Call 07/08/22)	1,000	954,089
2.95%, 07/23/21 (Call 06/23/21)(a)	10,000	9,765,960
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)(a)	9,310	9,134,397
2.13%, 10/20/20 (Call 09/20/20)(a)	19,050	18,571,275
2.85%, 02/12/21 (Call 01/12/21)(a)	33,500	32,992,802
3.40%, 07/23/21 (Call 06/23/21)(a)	12,105	12,027,212
Citigroup Inc.
2.65%, 10/26/20	16,131	15,851,546
2.70%, 03/30/21(a)	23,750	23,229,605
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	20,000	19,522,415
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	18,500	18,372,483
5.38%, 08/09/20(a)	9,225	9,496,960
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	8,165	8,009,622
2.25%, 10/30/20 (Call 09/30/20)	12,475	12,138,819
3.70%, 03/29/23 (Call 02/28/23)	9,160	9,090,543
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	13,665	13,535,450
Commerzbank AG, 8.13%, 09/19/23(b)	5,000	5,512,561
Commonwealth Bank of Australia
2.05%, 09/18/20(b)	1,000	975,157
3.45%, 03/16/23(a)(b)	5,000	4,942,942
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	6,750	6,664,605
2.40%, 11/02/20(a)	11,231	11,018,634
2.55%, 03/15/21	750	734,675
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)(a)	10,000	9,858,747

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	$4,800	$4,830,756
3.88%, 09/26/23(a)(b)	5,000	4,967,129
3.95%, 11/09/22	400	395,381
11.00%, (Call 06/30/19)(b)(c)(d)(e)	5,600	5,824,000
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20(a)	1,300	1,284,752
2.50%, 01/19/21	12,335	12,065,311
2.75%, 01/10/23	20,250	19,394,890
3.13%, 04/26/21(a)	19,965	19,776,881
Credit Agricole SA/London, 3.38%, 01/10/22(b)	18,910	18,424,449
Credit Suisse AG/New York NY
3.00%, 10/29/21(a)	17,424	17,053,289
4.38%, 08/05/20(a)	6,780	6,879,107
5.40%, 01/14/20(a)	450	457,185
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(b)(c)(d)	10,000	9,489,300
4.21%, 06/12/24 (Call 06/12/23)(b)(c)(d)	500	493,736
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	14,360	14,156,232
3.45%, 04/16/21(a)	20,075	19,903,657
3.80%, 06/09/23(a)	10,250	9,982,502
Danske Bank A/S
2.00%, 09/08/21(b)	875	824,593
2.70%, 03/02/22(a)(b)	9,260	8,827,213
2.80%, 03/10/21(a)(b)	750	730,155
3.88%, 09/12/23(b)	5,200	4,967,664
Deutsche Bank AG
2.95%, 08/20/20	9,621	9,377,952
3.38%, 05/12/21(a)	5,200	5,027,895
Deutsche Bank AG/New York NY
2.70%, 07/13/20(a)	15,326	14,902,725
2.95%, 08/20/20(a)	650	633,580
3.15%, 01/22/21(a)	15,250	14,705,926
3.30%, 11/16/22	650	605,868
3.95%, 02/27/23	18,100	17,102,187
4.25%, 10/14/21(a)	150	146,325
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	8,425	8,342,246
3.20%, 08/09/21 (Call 07/09/21)	5,250	5,159,739
3.35%, 02/06/23 (Call 01/06/23)	10,600	10,221,940
DNB Bank ASA, 2.38%, 06/02/21(a)(b)	350	339,146
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	5,065	4,953,157
2.88%, 10/01/21 (Call 09/01/21)(a)	12,437	12,209,581
3.35%, 07/26/21 (Call 06/26/21)	15,000	14,959,983
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,450	1,442,215
Goldman Sachs Group Inc. (The)
2.60%, 12/27/20 (Call 12/27/19)	22,135	21,654,946
2.63%, 04/25/21 (Call 03/25/21)(a)	5,100	4,960,487
2.75%, 09/15/20 (Call 08/15/20)(a)	17,500	17,201,925
2.88%, 02/25/21 (Call 01/25/21)(a)	7,184	7,045,567
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	19,775	18,829,777
3.00%, 04/26/22 (Call 04/26/21)	20,000	19,355,694
3.63%, 01/22/23(a)	20,750	20,451,954
5.25%, 07/27/21	21,100	21,775,732
5.75%, 01/24/22(a)	20,000	20,958,509
Series D, 6.00%, 06/15/20(a)	11,600	12,000,058
HSBC Bank USA N.A., 4.88%, 08/24/20(a)	11,550	11,756,974

390

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
2.65%, 01/05/22	$5,200	$5,004,892
2.95%, 05/25/21	20,575	20,094,328
3.26%, 03/13/23 (Call 03/13/22)(a)(c)(d)	10,000	9,722,853
3.40%, 03/08/21	27,925	27,607,978
3.95%, 05/18/24 (Call 05/18/23)(a)(c)(d)	10,200	10,054,520
4.00%, 03/30/22(a)	1,205	1,211,897
5.10%, 04/05/21(a)	27,938	28,716,010
HSBC USA Inc.
2.35%, 03/05/20	1,340	1,322,549
2.75%, 08/07/20	955	945,063
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	5,000	4,774,240
3.15%, 03/14/21 (Call 02/14/21)	100	98,798
4.35%, 02/04/23	1,000	998,286
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)(a)	16,050	15,917,421
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21(a)	9,660	9,288,828
2.96%, 11/08/22(a)	8,750	8,465,590
ING Bank NV
2.70%, 08/17/20(b)	1,800	1,775,638
2.75%, 03/22/21(b)	1,000	982,423
5.00%, 06/09/21(a)(b)	750	773,561
ING Groep NV
3.15%, 03/29/22(a)	9,800	9,529,944
4.10%, 10/02/23	21,050	20,862,545
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)(b)	2,360	2,131,046
3.38%, 01/12/23(b)	17,500	15,720,628
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	2,075	2,049,981
2.30%, 08/15/21 (Call 08/15/20)(a)	14,625	14,177,649
2.40%, 06/07/21 (Call 05/07/21)(a)	4,855	4,715,478
2.55%, 10/29/20 (Call 09/29/20)(a)	27,815	27,316,105
2.75%, 06/23/20 (Call 05/23/20)(a)	23,464	23,243,250
2.78%, 04/25/23 (Call 04/25/22)(a)(c)(d)	1,150	1,108,423
3.20%, 01/25/23	20,050	19,599,865
3.25%, 09/23/22(a)	1,000	983,281
3.51%, 06/18/22 (Call 06/18/21)(a)(c)(d)	29,000	28,885,074
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	20,275	19,849,560
4.25%, 10/15/20(a)	24,642	24,950,965
4.35%, 08/15/21	12,215	12,426,758
4.40%, 07/22/20(a)	16,020	16,269,853
4.63%, 05/10/21(a)	5,400	5,528,048
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(c)(d)	24,124	23,881,915
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,575	1,501,948
2.50%, 11/22/21(a)	5,460	5,310,118
3.35%, 06/15/21	2,250	2,241,805
3.38%, 03/07/23	9,760	9,629,466
KeyCorp., 5.10%, 03/24/21	250	258,558
Lloyds Bank PLC
2.40%, 03/17/20	450	443,151
2.70%, 08/17/20(a)	14,430	14,228,706
3.30%, 05/07/21(a)	14,800	14,626,715
5.80%, 01/13/20(a)(b)	650	665,277

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(c)(d)	$14,800	$13,912,217
3.00%, 01/11/22(a)	500	481,131
4.05%, 08/16/23(a)	10,075	9,826,236
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	7,395	7,359,366
Macquarie Group Ltd., 3.19%, 11/28/23 (Call 11/28/22)(b)(c)(d)	12,750	12,130,082
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)(a)	5,545	5,426,561
2.63%, 01/25/21 (Call 12/25/20)	7,500	7,356,192
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	17,728	17,049,956
2.67%, 07/25/22(a)	19,910	19,202,583
2.95%, 03/01/21	20,200	19,931,213
3.00%, 02/22/22(a)	18,600	18,243,644
3.54%, 07/26/21	2,250	2,248,545
3.76%, 07/26/23(a)	14,050	14,025,132
Mizuho Bank Ltd., 2.70%, 10/20/20(b)	250	246,457
Mizuho Financial Group Inc.
2.27%, 09/13/21(a)	475	456,963
2.95%, 02/28/22	20,100	19,588,091
3.55%, 03/05/23(a)	10,000	9,905,368
3.92%, 09/11/24 (Call 09/11/23)(c)(d)	5,000	4,998,498
Morgan Stanley
2.50%, 04/21/21	21,600	21,003,677
2.80%, 06/16/20(a)	17,072	16,905,090
3.13%, 01/23/23(a)	23,550	22,777,256
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	20,500	20,159,626
4.10%, 05/22/23(a)	19,500	19,394,358
5.50%, 01/26/20	1,050	1,074,172
5.50%, 07/24/20(a)	1,675	1,723,853
5.50%, 07/28/21(a)	20,000	20,858,363
5.75%, 01/25/21(a)	9,125	9,498,344
National Australia Bank Ltd./New York
1.88%, 07/12/21	14,073	13,467,878
2.13%, 05/22/20	11,195	10,995,385
2.50%, 01/12/21	15,675	15,346,609
2.50%, 05/22/22	375	360,053
2.63%, 07/23/20(a)	5,130	5,061,340
2.63%, 01/14/21	2,750	2,700,882
3.63%, 06/20/23	10,000	9,923,100
National Australia Bank Ltd/New York, 3.70%, 11/04/21	4,970	4,974,344
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	8,950	8,790,205
2.20%, 11/02/20 (Call 10/02/20)(a)	14,250	13,915,183
NongHyup Bank, 2.88%, 07/17/22(b)	7,263	7,031,601
Nordea Bank AB
2.25%, 05/27/21(b)	19,490	18,857,199
2.50%, 09/17/20(a)(b)	200	196,311
3.75%, 08/30/23(a)(b)	19,805	19,378,600
Nordea Bank Abp, 4.25%, 09/21/22(b)	475	473,097
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)(a)	7,255	7,114,034
2.30%, 06/01/20 (Call 05/02/20)	21,796	21,464,882
2.45%, 11/05/20 (Call 10/06/20)	5,175	5,076,489
2.55%, 12/09/21 (Call 11/09/21)(a)	1,000	971,154
2.60%, 07/21/20 (Call 06/21/20)	5,250	5,185,620
3.50%, 06/08/23 (Call 05/09/23)	10,000	9,909,691

391

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(f)	$50	$48,424
4.38%, 08/11/20(a)	4,950	5,029,405
5.13%, 02/08/20(a)	2,500	2,554,886
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	6,750	6,600,432
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	850	840,308
3.80%, 08/14/23 (Call 07/14/23)(a)	5,250	5,200,485
Royal Bank of Canada
2.15%, 10/26/20(a)	4,400	4,304,088
2.35%, 10/30/20(a)	13,000	12,775,105
2.50%, 01/19/21	12,050	11,840,702
3.20%, 04/30/21	15,800	15,736,980
3.70%, 10/05/23(a)	9,735	9,691,689
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)(d)	10,000	9,523,300
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	16,900	16,451,791
6.10%, 06/10/23	1,300	1,320,930
6.13%, 12/15/22	1,500	1,521,512
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	10,050	9,519,051
4.45%, 12/03/21 (Call 11/03/21)	5,000	4,995,520
Santander UK Group Holdings PLC
2.88%, 10/16/20(a)	625	615,036
2.88%, 08/05/21	3,498	3,361,879
3.13%, 01/08/21	5,000	4,887,515
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	11,000	10,382,510
4.80%, 11/15/24 (Call 11/15/23)(c)(d)	5,000	4,949,250
Santander UK PLC
2.13%, 11/03/20	11,400	11,029,876
2.50%, 01/05/21(a)	7,350	7,141,047
3.40%, 06/01/21(a)	10,200	10,113,992
3.75%, 11/15/21	2,905	2,880,226
Skandinaviska Enskilda Banken AB
2.45%, 05/27/20(a)(b)	1,000	985,632
2.63%, 03/15/21(a)	15,473	15,146,853
3.25%, 05/17/21(a)(b)	500	496,715
Societe Generale SA
3.25%, 01/12/22(a)(b)	9,660	9,412,873
4.25%, 09/14/23(a)(b)	13,500	13,268,421
Standard Chartered PLC
3.05%, 01/15/21(a)(b)	10,000	9,840,620
3.89%, 03/15/24 (Call 03/15/23)(b)(c)(d)	10,250	9,880,437
3.95%, 01/11/23(b)	1,000	969,321
4.25%, 01/20/23 (Call 01/20/22)(b)(c)(d)	5,000	4,964,245
State Street Corp.
1.95%, 05/19/21	7,285	7,032,980
2.55%, 08/18/20(a)	13,204	13,017,092
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	500	494,686
2.51%, 01/17/20	500	495,486
2.65%, 07/23/20	2,795	2,759,869
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	11,277	10,870,739
2.44%, 10/19/21	14,514	14,076,428
2.78%, 10/18/22	500	481,889
2.85%, 01/11/22	1,000	973,710
2.93%, 03/09/21	23,119	22,825,723

Security	Par (000)	Value

Banks (continued)
3.75%, 07/19/23	$24,250	$24,226,909
3.94%, 10/16/23(a)	15,000	15,124,664
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	4,420	4,372,719
2.45%, 08/01/22 (Call 07/01/22)	500	479,456
2.59%, 01/29/21 (Call 01/29/20)(c)(d)	10,450	10,333,857
3.00%, 02/02/23 (Call 01/02/23)	250	242,323
3.50%, 08/02/22 (Call 08/02/21)(c)(d)	14,610	14,475,565
3.53%, 10/26/21 (Call 10/26/20)(a)(c)(d)	3,015	3,009,294
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	1,300	1,256,709
2.90%, 03/03/21 (Call 02/03/21)(a)	2,050	2,020,021
Svenska Handelsbanken AB
1.95%, 09/08/20(a)	6,240	6,080,956
2.40%, 10/01/20	13,211	12,954,881
2.45%, 03/30/21	500	487,596
3.35%, 05/24/21	8,505	8,454,191
3.90%, 11/20/23	5,000	4,998,934
5.13%, 03/30/20(a)(b)	100	102,223
Swedbank AB, 2.80%, 03/14/22(b)	900	875,566
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	6,700	6,261,611
3.65%, 05/24/21 (Call 04/24/21)	9,880	9,667,262
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	5,500	5,183,750
Toronto-Dominion Bank (The)
1.80%, 07/13/21	50	48,013
1.85%, 09/11/20(a)	5,000	4,883,622
2.13%, 04/07/21(a)	15,000	14,591,461
2.50%, 12/14/20(a)	9,400	9,260,949
2.55%, 01/25/21(a)	14,000	13,782,889
3.15%, 09/17/20(a)	5,000	4,992,908
3.25%, 06/11/21(a)	10,000	9,970,408
3.50%, 07/19/23(a)	17,900	17,828,015
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)(a)	10,150	9,935,597
2.95%, 07/15/22 (Call 06/15/22)	10,250	10,017,711
3.00%, 03/15/22 (Call 02/15/22)	50	49,277
4.13%, 05/24/21 (Call 04/23/21)(a)	965	981,812
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	875	853,708
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	1,700	1,679,462
3.05%, 07/24/20 (Call 06/24/20)	2,250	2,243,932
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	16,990	16,915,074
UBS AG/Stamford CT, 4.88%, 08/04/20(a)	4,040	4,139,235
UBS Group Funding Switzerland AG
2.65%, 02/01/22(b)	5,000	4,797,100
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(c)(d)	10,750	10,266,342
2.95%, 09/24/20(b)	800	790,756
3.49%, 05/23/23 (Call 05/23/22)(b)	10,250	9,947,500
UniCredit SpA, 3.75%, 04/12/22(b)	5,000	4,705,525
Wells Fargo & Co.
2.50%, 03/04/21(a)	30,750	29,977,402
2.55%, 12/07/20(a)	8,300	8,123,212
2.60%, 07/22/20	11,200	11,023,667
2.63%, 07/22/22(a)	5,950	5,704,665
3.00%, 01/22/21	25	24,698
3.07%, 01/24/23 (Call 01/24/22)	705	680,702
3.50%, 03/08/22(a)	1,460	1,442,688

392

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.60%, 04/01/21(a)	$24,250	$24,741,521
Series M, 3.45%, 02/13/23	20,785	20,268,842
Wells Fargo Bank N.A.
2.60%, 01/15/21	11,750	11,506,139
3.33%, 07/23/21 (Call 07/23/20)(c)(d)	24,700	24,567,666
3.55%, 08/14/23 (Call 07/14/23)(a)	15,000	14,736,786
3.63%, 10/22/21 (Call 09/21/21)(a)	15,000	14,977,572
Westpac Banking Corp.
2.10%, 05/13/21	5,500	5,314,883
2.30%, 05/26/20(a)	8,900	8,772,350
2.60%, 11/23/20(a)	17,552	17,297,810
2.65%, 01/25/21(a)	10,350	10,192,730
2.75%, 01/11/23(a)	700	672,986
3.65%, 05/15/23(a)	10,250	10,209,719
Zions Bancorp. N.A., 3.50%, 08/27/21(a)	1,875	1,866,642

		3,235,058,644
Beverages — 2.3%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	47,700	46,733,990
3.30%, 02/01/23 (Call 12/01/22)(a)	24,575	23,785,879
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22(a)	15,000	14,250,918
Coca-Cola Co. (The)
1.88%, 10/27/20	18,997	18,555,385
2.45%, 11/01/20(a)	8,804	8,697,712
3.15%, 11/15/20(a)	1,477	1,476,407
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	5,000	5,059,972
Constellation Brands Inc., 4.25%, 05/01/23(a)	10,235	10,286,542
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	10,250	9,848,301
3.00%, 05/18/20	2,825	2,818,163
4.83%, 07/15/20(a)	1,425	1,459,119
Heineken NV, 2.75%, 04/01/23(a)(b)	10,000	9,610,564
Keurig Dr Pepper Inc.
3.20%, 11/15/21 (Call 08/15/21)	250	245,894
3.55%, 05/25/21(b)	5,550	5,498,793
4.06%, 05/25/23 (Call 04/25/23)(b)	14,360	14,145,354
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	10,170	9,991,309
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	7,024	6,893,894
2.00%, 04/15/21 (Call 03/15/21)	400	389,635
2.15%, 10/14/20 (Call 09/14/20)(a)	10,675	10,492,105
2.75%, 03/05/22(a)	10,300	10,124,052
3.10%, 07/17/22 (Call 05/17/22)	250	247,567
3.13%, 11/01/20	10,000	9,998,334
Pernod Ricard SA
4.25%, 07/15/22(b)	16,190	16,351,030
5.75%, 04/07/21(b)	350	365,281
Suntory Holdings Ltd., 2.55%, 06/28/22 (Call 05/28/22)(b)	1,310	1,254,308

		238,580,508
Biotechnology — 1.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	2,745	2,629,634
2.13%, 05/01/20 (Call 04/01/20)	7,500	7,377,468
2.20%, 05/11/20(a)	4,812	4,734,517
2.65%, 05/11/22 (Call 04/11/22)	10,500	10,151,973
2.70%, 05/01/22 (Call 03/01/22)	950	918,728
3.45%, 10/01/20	9,700	9,696,646

Security	Par (000)	Value

Biotechnology (continued)
3.88%, 11/15/21 (Call 08/15/21)	$5,125	$5,163,819
4.10%, 06/15/21 (Call 03/15/21)	2,848	2,889,584
4.50%, 03/15/20	775	786,068
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	6,235	6,169,128
Biogen Inc., 2.90%, 09/15/20(a)	16,771	16,576,350
Celgene Corp.
2.88%, 08/15/20	9,250	9,133,397
2.88%, 02/19/21(a)	11,825	11,606,352
3.25%, 08/15/22(a)	10,000	9,717,479
3.25%, 02/20/23 (Call 01/20/23)(a)	5,000	4,830,427
3.95%, 10/15/20(a)	4,400	4,441,200
4.00%, 08/15/23	200	198,964
Gilead Sciences Inc.
2.35%, 02/01/20(a)	50	49,578
2.55%, 09/01/20	14,348	14,156,035
3.25%, 09/01/22 (Call 07/01/22)	10,325	10,200,773

		131,428,120
Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	5,000	4,966,558
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	3,000	2,825,609
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)(a)	3,850	3,816,656

		11,608,823
Chemicals — 1.3%
Airgas Inc., 2.90%, 11/15/22 (Call 08/15/22)	50	48,500
Braskem Finance Ltd., 5.75%, 04/15/21(b)	9,260	9,501,223
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	325	339,308
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	5,550	5,352,799
4.25%, 11/15/20 (Call 08/15/20)	450	454,828
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)	10,000	10,086,288
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)(a)	3,837	3,814,043
3.50%, 12/01/21	11,255	11,229,888
EI du Pont de Nemours & Co., 2.20%, 05/01/20(a)	17,900	17,737,805
International Flavors & Fragrances Inc., 3.40%, 09/25/20	2,500	2,495,941
LYB International Finance BV, 4.00%, 07/15/23	6,175	6,137,462
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	5,085	4,928,433
4.25%, 11/15/23 (Call 08/15/23)(a)	5,000	5,015,243
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	12,860	12,455,774
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	150	146,461
Praxair Inc.
2.25%, 09/24/20(a)	3,750	3,685,981
2.45%, 02/15/22 (Call 11/15/21)	100	97,130
3.00%, 09/01/21(a)	3,956	3,935,723
Sherwin-Williams Co. (The)
2.25%, 05/15/20	21,750	21,307,094
2.75%, 06/01/22 (Call 05/01/22)(a)	6,350	6,088,145
Syngenta Finance NV
3.13%, 03/28/22(a)	390	372,418
3.93%, 04/23/21(a)(b)	5,705	5,609,413
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	123	121,578

		130,961,478
Commercial Services — 0.5%
DP World Crescent Ltd., 3.91%, 05/31/23(b)	8,000	7,858,080

393

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ecolab Inc.
2.25%, 01/12/20	$7,650	$7,559,855
2.38%, 08/10/22 (Call 07/10/22)(a)	400	382,763
4.35%, 12/08/21(a)	150	153,604
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	10,000	9,515,621
5.50%, 09/01/20	3,320	3,425,007
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	5,000	4,996,968
4.00%, 06/01/23 (Call 05/01/23)	100	99,746
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	13,250	13,171,620

		47,163,264
Computers — 2.5%
Apple Inc.
1.55%, 02/07/20(a)	5,000	4,920,380
1.80%, 05/11/20(a)	5,200	5,114,802
1.90%, 02/07/20(a)	4,750	4,694,842
2.00%, 05/06/20(a)	9,550	9,420,588
2.00%, 11/13/20(a)	5,725	5,612,191
2.25%, 02/23/21 (Call 01/23/21)(a)	19,125	18,745,971
2.40%, 05/03/23(a)	19,500	18,590,480
2.50%, 02/09/22 (Call 01/09/22)	10,050	9,810,174
2.85%, 05/06/21(a)	29,750	29,538,487
2.85%, 02/23/23 (Call 12/23/22)(a)	14,800	14,424,159
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	14,955	14,962,397
5.45%, 06/15/23 (Call 04/15/23)(b)	20,260	20,677,072
DXC Technology Co.
2.88%, 03/27/20(a)	585	579,733
4.45%, 09/18/22	6,060	6,097,588
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)(a)	5,955	5,911,591
3.60%, 10/15/20 (Call 09/15/20)(a)	22,250	22,230,667
4.40%, 10/15/22 (Call 08/15/22)	5,550	5,637,349
IBM Credit LLC
2.65%, 02/05/21(a)	15,975	15,716,477
3.00%, 02/06/23	10,000	9,693,178
3.60%, 11/30/21	5,000	5,003,307
International Business Machines Corp.
1.63%, 05/15/20	11,842	11,558,318
1.90%, 01/27/20(a)	7,300	7,190,732
3.38%, 08/01/23	5,000	4,900,741
NetApp Inc., 3.25%, 12/15/22 (Call 09/15/22)	120	116,333
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	785	754,247
4.75%, 06/01/23(a)	8,695	8,261,655

		260,163,459
Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	5,000	4,807,671
1.80%, 02/07/20	9,165	9,030,928
Procter & Gamble Co. (The), 1.90%, 10/23/20(a)	7,700	7,537,326
Unilever Capital Corp.
1.80%, 05/05/20(a)	5,750	5,634,434
2.75%, 03/22/21	13,000	12,855,726
3.13%, 03/22/23 (Call 02/22/23)	9,500	9,328,741
4.25%, 02/10/21	5,000	5,098,706

		54,293,532

Security	Par (000)	Value

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)(a)	$1,000	$984,029
4.13%, 07/03/23 (Call 06/03/23)(a)	18,250	17,879,958
4.50%, 05/15/21	11,385	11,447,058
4.63%, 10/30/20	13,325	13,400,153
AIG Global Funding, 3.35%, 06/25/21(a)(b)	4,700	4,678,892
Air Lease Corp.
2.13%, 01/15/20	2,250	2,213,433
2.50%, 03/01/21	5,115	4,964,488
2.63%, 07/01/22 (Call 06/01/22)	2,400	2,290,826
3.38%, 06/01/21 (Call 05/01/21)(a)	4,875	4,788,765
3.50%, 01/15/22(a)	7,470	7,342,281
3.88%, 07/03/23 (Call 06/03/23)	10,780	10,523,869
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	11,900	11,738,963
5.00%, 04/01/23	5,050	5,078,487
5.13%, 03/15/21(a)	300	305,349
5.50%, 02/15/22	650	666,704
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)(a)	17,200	16,784,489
2.50%, 08/01/22 (Call 07/01/22)	10,150	9,680,142
2.65%, 12/02/22	10,000	9,562,871
3.38%, 05/17/21 (Call 04/17/21)(a)	15,325	15,226,407
3.70%, 11/05/21 (Call 10/05/21)(a)	5,000	4,999,543
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)(a)	875	862,541
2.25%, 05/05/21 (Call 04/04/21)(a)	5,895	5,716,480
2.38%, 05/26/20 (Call 04/25/20)(a)	3,299	3,251,131
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	13,826	13,634,564
Ameriprise Financial Inc., 5.30%, 03/15/20	6,250	6,406,877
BGC Partners Inc., 5.38%, 07/24/23(a)	7,435	7,435,141
BOC Aviation Ltd., 2.75%, 09/18/22 (Call 08/18/22)(b)	511	486,262
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	10,750	10,312,837
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	5,100	4,916,916
3.25%, 05/21/21 (Call 04/21/21)(a)	10,535	10,522,391
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(a)	49,300	46,884,432
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(a)	1,000	980,819
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(a)(b)	7,000	6,682,179
International Lease Finance Corp., 8.25%, 12/15/20	1,730	1,860,656
Mitsubishi UFJ Lease & Finance Co. Ltd., 3.96%, 09/19/23 (Call 08/19/23)(a)(b)	19,550	19,555,279
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	4,250	4,167,226
2.30%, 11/15/19 (Call 10/15/19)	400	397,185
2.30%, 11/01/20 (Call 10/01/20)	5,160	5,057,721
2.90%, 03/15/21(a)	9,310	9,210,936
3.05%, 02/15/22 (Call 11/15/21)	25	24,713
4.75%, 04/30/43 (Call 04/30/23)(c)(d)	30	29,250
Nomura Holdings Inc., 6.70%, 03/04/20(a)	5,100	5,303,992
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	5,000	4,959,750
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	300	294,709
USAA Capital Corp., 2.45%, 08/01/20(b)	500	492,887

394

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)(a)	$19,748	$19,389,323
2.80%, 12/14/22 (Call 10/14/22)	14,550	14,215,981

		357,608,885
Electric — 4.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	6,660	6,610,183
3.63%, 01/12/23(b)	7,000	6,817,300
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(a)(b)	8,220	8,136,632
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	5,885	5,764,793
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	50	48,633
American Electric Power Co. Inc.
2.15%, 11/13/20	9,000	8,763,193
Series I, 3.65%, 12/01/21	2,505	2,504,935
Berkshire Hathaway Energy Co.
2.38%, 01/15/21(a)	2,350	2,305,985
2.80%, 01/15/23 (Call 12/15/22)(a)	9,250	8,965,485
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	13,400	12,668,178
3.60%, 11/01/21(a)	6,440	6,412,187
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	5,250	5,245,502
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	100	96,534
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	9,900	9,561,692
Series A, 2.00%, 03/15/20	2,900	2,843,431
Dominion Energy Inc.
2.50%, 12/01/19 (Call 12/17/18)	4,250	4,207,991
2.58%, 07/01/20(a)	15,545	15,285,242
Series B, 2.75%, 01/15/22 (Call 12/15/21)	600	579,014
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	410	398,984
3.45%, 10/01/20 (Call 07/01/20)	4,550	4,555,870
DTE Energy Co., Series D, 3.70%, 08/01/23 (Call 07/01/23)	11,300	11,229,863
Duke Energy Carolinas LLC
3.35%, 05/15/22	5,350	5,327,371
3.90%, 06/15/21 (Call 03/15/21)(a)	6,006	6,090,320
4.30%, 06/15/20	2,911	2,956,281
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	11,800	11,221,446
3.05%, 08/15/22 (Call 05/15/22)	230	224,311
Duke Energy Indiana LLC, 3.75%, 07/15/20	3,360	3,386,268
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	4,475	4,439,295
Edison International
2.13%, 04/15/20	6,450	6,257,890
2.40%, 09/15/22 (Call 08/15/22)	280	259,059
2.95%, 03/15/23 (Call 01/15/23)	1,728	1,635,561
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	6,300	6,102,862
Enel Finance International NV
2.75%, 04/06/23(b)	5,275	4,778,065
2.88%, 05/25/22(b)	10,000	9,338,906
4.25%, 09/14/23(b)	18,525	17,732,630
Entergy Arkansas Inc., 3.75%, 02/15/21 (Call 11/15/20)	3,980	4,006,214
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	5,000	5,001,222
5.13%, 09/15/20 (Call 06/15/20)	2,463	2,504,324

Security	Par (000)	Value

Electric (continued)
Evergy Inc.
4.85%, 06/01/21 (Call 03/01/21)	$200	$204,027
5.29%, 06/15/22 (Call 03/15/22)(f)	50	51,971
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	2,700	2,640,488
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	10,800	10,667,733
3.50%, 06/01/22 (Call 05/01/22)	1,175	1,139,288
5.15%, 12/01/20 (Call 09/01/20)	8,685	8,874,313
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)(a)	10,400	10,333,799
4.25%, 06/15/22 (Call 03/15/22)	500	503,937
Georgia Power Co.
2.00%, 03/30/20	5,000	4,909,340
Series C, 2.00%, 09/08/20	4,363	4,243,734
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)(a)	50	49,696
Israel Electric Corp. Ltd., 6.88%, 06/21/23(b)	2,000	2,173,844
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	3,540	3,378,223
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	425	414,071
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	5,889	5,880,269
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,050	5,898,097
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)(a)	1,470	1,474,143
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	6,750	6,727,140
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	95	91,371
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	4,020	3,951,354
NV Energy Inc., 6.25%, 11/15/20	6,600	6,919,241
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	9,750	10,262,206
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22 (Call 03/01/22)	500	507,871
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	25	21,989
3.50%, 10/01/20 (Call 07/01/20)	11,140	10,625,941
4.25%, 05/15/21 (Call 02/15/21)	100	94,515
4.25%, 08/01/23 (Call 07/01/23)(b)	7,025	6,455,133
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	300	295,669
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(b)	5,000	5,150,000
Pinnacle West Capital Corp., 2.25%, 11/30/20	5,375	5,247,623
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)(a)	5,000	4,928,475
PPL Electric Utilities Corp., 2.50%, 09/01/22 (Call 06/01/22)	200	192,731
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	5,000	4,891,221
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	14,020	13,882,306
5.13%, 04/15/20	1,261	1,284,175
Public Service Co. of Oklahoma, 4.40%, 02/01/21	200	201,952
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	2,085	2,014,591
3.25%, 09/01/23 (Call 08/01/23)	2,000	1,980,027
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	450	426,658
Puget Energy Inc., 6.00%, 09/01/21(a)	785	824,364
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	5,000	4,856,250

395

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.40%, 02/01/20	$4,650	$4,567,575
2.40%, 03/15/20 (Call 02/15/20)(a)	8,500	8,351,279
2.85%, 11/15/20 (Call 10/15/20)	5,050	4,971,780
2.88%, 10/01/22 (Call 07/01/22)	5,000	4,771,455
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	149,875
Series A, 2.90%, 03/01/21	5,800	5,678,865
Series B, 2.40%, 02/01/22 (Call 12/01/21)	625	595,660
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	7,000	6,834,319
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	1,660	1,640,506
2.95%, 07/01/23 (Call 05/01/23)	5,100	4,879,357
Southern Power Co.
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	75	73,696
Series D, 1.95%, 12/15/19(a)	5,335	5,239,427
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	4,000	3,882,942
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	10,000	9,674,500
3.75%, 05/02/23(b)	8,200	8,168,922
TECO Finance Inc., 5.15%, 03/15/20(a)	3,421	3,488,756
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	290	280,052
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	542,140
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	5,000	4,824,253
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	6,104	6,016,835
3.38%, 06/15/21	6,290	6,247,046
Wisconsin Public Service Corp., 3.35%, 11/21/21	3,210	3,206,920
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	12,067	12,221,522

		475,241,110
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	10,910	10,671,943
4.25%, 11/15/20(a)	5,000	5,085,318

		15,757,261
Electronics — 0.7%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	4,960	4,857,565
3.88%, 07/15/23 (Call 04/15/23)	9,070	9,033,234
Amphenol Corp.
2.20%, 04/01/20	5,180	5,092,138
3.13%, 09/15/21 (Call 08/15/21)(a)	4,110	4,067,808
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	5,173	5,191,232
Avnet Inc., 4.88%, 12/01/22(a)	10,050	10,203,687
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	50	48,979
4.25%, 08/15/20(a)	5,000	5,084,756
Flex Ltd.
4.63%, 02/15/20	5,000	5,021,731
5.00%, 02/15/23	250	247,706
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	90	88,863
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,075	1,990,460
4.25%, 03/01/21	210	214,420

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
4.70%, 09/15/22	$850	$855,440
5.63%, 12/15/20	500	513,800
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	70	71,673
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	7,485	7,297,548
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	12,500	12,435,497

		72,316,537
Engineering & Construction — 0.0%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(a)(b)	5,000	5,048,386

Environmental Control — 0.4%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,410	10,344,206
4.75%, 05/15/23 (Call 02/15/23)(a)	4,079	4,235,125
5.00%, 03/01/20	5,170	5,272,101
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	5,050	4,785,225
2.90%, 09/15/22 (Call 06/15/22)(a)	2,597	2,524,119
4.75%, 06/30/20	8,883	9,073,843

		36,234,619
Food — 2.3%
Campbell Soup Co.
3.30%, 03/15/21	8,625	8,532,585
3.65%, 03/15/23 (Call 02/15/23)(a)	9,500	9,172,570
4.25%, 04/15/21	150	151,270
Cencosud SA, 4.88%, 01/20/23(b)	5,000	4,806,603
Conagra Brands Inc., 3.80%, 10/22/21(a)	8,965	8,944,456
Danone SA, 3.00%, 06/15/22(a)(b)	1,000	974,322
General Mills Inc.
3.20%, 04/16/21	7,240	7,161,454
3.70%, 10/17/23 (Call 09/17/23)	5,400	5,299,845
Hershey Co. (The)
2.90%, 05/15/20(a)	2,685	2,678,551
3.10%, 05/15/21	7,550	7,542,095
3.38%, 05/15/23 (Call 04/15/23)	9,300	9,251,722
JM Smucker Co. (The), 2.50%, 03/15/20(a)	7,225	7,131,655
Kellogg Co.
3.25%, 05/14/21	11,295	11,195,273
4.00%, 12/15/20(a)	6,050	6,120,806
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	5,000	4,792,843
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	12,500	12,370,598
3.38%, 06/15/21	5,300	5,277,902
3.50%, 06/06/22(a)	500	491,543
3.50%, 07/15/22 (Call 05/15/22)(a)	1,275	1,248,197
4.00%, 06/15/23 (Call 05/15/23)(a)	11,400	11,277,609
5.38%, 02/10/20(a)	8,000	8,167,361
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	4,712	4,548,509
3.30%, 01/15/21 (Call 12/15/20)	5,225	5,175,300
6.15%, 01/15/20	7,000	7,206,734
Mondelez International Inc.
3.00%, 05/07/20	6,650	6,609,236
3.63%, 05/07/23 (Call 04/07/23)	11,475	11,334,537
5.38%, 02/10/20(a)	4,750	4,862,684
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(a)(b)	9,000	8,986,557
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	5,000	4,964,121
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	2,515	2,513,325

396

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$7,050	$6,853,276
2.60%, 10/01/20 (Call 09/01/20)(a)	13,062	12,868,734
2.60%, 06/12/22(a)	1,050	1,011,085
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	5,075	4,876,024
3.90%, 09/28/23 (Call 08/23/23)	8,500	8,387,539
4.50%, 06/15/22 (Call 03/15/22)(a)	8,077	8,245,936

		231,032,857
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22 (Call 10/11/21)	150	150,901
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)(a)	8,870	9,169,965

		9,320,866
Gas — 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)(a)	1,500	1,489,427
4.50%, 01/15/21 (Call 10/15/20)	50	50,603
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)(a)	200	196,643
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)(b)	5,025	4,939,634

		6,676,307
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21
(Call 09/01/21)(a)	9,185	9,157,216

Health Care - Products — 1.5%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)(a)	4,875	4,811,889
2.90%, 11/30/21 (Call 10/30/21)	5,000	4,883,676
Becton Dickinson and Co.
2.40%, 06/05/20(a)	4,424	4,341,581
2.68%, 12/15/19	5,360	5,315,074
2.89%, 06/06/22 (Call 05/06/22)	15,100	14,549,327
3.13%, 11/08/21	820	807,513
3.25%, 11/12/20(a)	1,993	1,976,396
Boston Scientific Corp.
2.85%, 05/15/20	14,000	13,857,265
3.38%, 05/15/22(a)	1,275	1,252,398
6.00%, 01/15/20(a)	7,000	7,187,709
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)(a)	2,040	2,010,912
Life Technologies Corp., 6.00%, 03/01/20	200	205,644
Medtronic Inc.
2.50%, 03/15/20(a)	27,375	27,142,673
3.15%, 03/15/22	10,700	10,543,068
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	5,250	5,152,616
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)(a)	10,400	9,997,797
4.50%, 03/01/21(a)	5,500	5,593,361
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	21,000	20,717,023
3.70%, 03/19/23 (Call 02/19/23)(a)	9,300	9,171,064

		149,516,986
Health Care - Services — 1.7%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,300	1,241,147
2.80%, 06/15/23 (Call 04/15/23)(a)	9,490	8,973,042
4.13%, 06/01/21 (Call 03/01/21)	30	30,224

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc.
2.50%, 11/21/20(a)	$9,620	$9,434,305
3.13%, 05/15/22	100	97,950
3.30%, 01/15/23	14,385	14,070,590
4.35%, 08/15/20	2,400	2,432,573
Cigna Corp., 4.38%, 12/15/20 (Call 09/15/20)(a)	1,550	1,570,170
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	325	325,692
Halfmoon Parent Inc.
3.40%, 09/17/21(a)(b)	17,570	17,423,734
3.75%, 07/15/23 (Call 06/15/23)(b)	16,510	16,281,776
Humana Inc.
2.50%, 12/15/20	3,730	3,645,405
3.15%, 12/01/22 (Call 09/01/22)(a)	5,030	4,900,679
Laboratory Corp. of America Holdings
2.63%, 02/01/20(a)	2,080	2,063,589
3.75%, 08/23/22 (Call 05/23/22)	7,330	7,328,660
4.00%, 11/01/23 (Call 08/01/23)	3,375	3,386,851
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	2,800	2,765,704
4.70%, 04/01/21(a)	7,475	7,653,943
4.75%, 01/30/20	6,775	6,886,772
Roche Holdings Inc., 3.25%, 09/17/23 (Call 08/17/23)(a)(b)	10,000	9,908,239
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	5,550	5,414,659
2.30%, 12/15/19(a)	5,700	5,660,172
2.70%, 07/15/20(a)	12,135	12,050,358
3.15%, 06/15/21(a)	9,250	9,225,238
3.38%, 11/15/21 (Call 08/15/21)	1,040	1,044,265
3.50%, 06/15/23(a)	24,700	24,650,412

		178,466,149
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	5,000	4,750,932
3.63%, 01/19/22 (Call 12/19/21)(a)	2,250	2,197,018
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)(e)	10,000	9,315,310
FS Investment Corp., 4.75%, 05/15/22 (Call 04/15/22)	55	54,443
Prospect Capital Corp., 5.88%, 03/15/23	505	508,678

		16,826,381
Home Builders — 0.2%
DR Horton Inc.
2.55%, 12/01/20(a)	7,559	7,354,239
4.00%, 02/15/20	1,665	1,666,832
4.75%, 02/15/23 (Call 11/15/22)(a)	5,025	5,096,165
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(a)	7,500	7,452,626

		21,569,862
Home Furnishings — 0.0%
Whirlpool Corp., 4.85%, 06/15/21(a)	1,663	1,701,864

Household Products & Wares — 0.2%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	475	465,479
Kimberly-Clark Corp., 3.63%, 08/01/20	450	453,454
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(a)(b)	19,260	18,376,144

		19,295,077

397

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares — 0.1%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	$5,800	$5,646,130
4.70%, 08/15/20(a)	3,870	3,931,002

		9,577,132
Insurance — 1.8%
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)(d)	5,000	4,943,750
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	10,180	10,064,730
4.88%, 06/01/22(a)	1,050	1,077,165
6.40%, 12/15/20(a)	5,100	5,362,223
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	5,000	4,986,954
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(b)	5,100	4,998,221
AXIS Specialty Finance LLC, 5.88%, 06/01/20	5,000	5,135,909
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	1,250	1,248,819
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	3,750	3,675,181
2.75%, 03/15/23 (Call 01/15/23)	5,125	4,965,012
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(b)(c)(d)(e)	5,000	5,343,750
Hanwha Life Insurance Co. Ltd., 4.70%, 04/23/48 (Call 04/23/23)(b)(c)(d)	3,000	2,838,888
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	550	573,193
Jackson National Life Global Funding, 3.30%, 06/11/21(b)	13,960	13,864,872
Liberty Mutual Group Inc., 4.25%, 06/15/23(b)	12,660	12,745,935
Lincoln National Corp., 6.25%, 02/15/20	1,200	1,237,585
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	5,400	5,152,963
Markel Corp., 5.35%, 06/01/21	111	115,236
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,788,136
2.75%, 01/30/22 (Call 12/30/21)	1,550	1,505,720
3.30%, 03/14/23 (Call 01/14/23)	50	49,203
MetLife Inc., 4.75%, 02/08/21(a)	13,696	14,047,823
Metropolitan Life Global Funding I
2.40%, 01/08/21(a)(b)	5,250	5,139,891
2.65%, 04/08/22(b)	1,150	1,115,923
3.45%, 10/09/21(b)	8,460	8,440,791
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)(d)	1,500	1,605,000
New York Life Global Funding
2.00%, 04/09/20(b)	1,100	1,082,123
3.25%, 08/06/21(b)	5,000	4,977,601
Pricoa Global Funding I, 3.45%, 09/01/23(b)	5,400	5,325,574
Principal Life Global Funding II, 2.63%, 11/19/20(b)	1,300	1,282,353
Protective Life Global Funding, 2.26%, 04/08/20(b)	1,000	984,814
Prudential Financial Inc.
4.50%, 11/16/21(a)	150	153,700
5.38%, 06/21/20	7,040	7,243,533
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	18,560	19,012,493
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	14,750	14,654,285
Travelers Companies Inc. (The), 3.90%, 11/01/20	3,225	3,260,745
Trinity Acquisition PLC, 4.63%, 08/15/23	125	127,055

		183,127,149

Security	Par (000)	Value

Internet — 0.6%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	$400	$382,645
Amazon.com Inc.
1.90%, 08/21/20	12,000	11,772,819
2.40%, 02/22/23 (Call 01/22/23)(a)	10,050	9,614,734
2.50%, 11/29/22 (Call 08/29/22)(a)	525	505,725
Baidu Inc.
3.00%, 06/30/20	5,000	4,956,705
3.88%, 09/29/23 (Call 08/29/23)	5,000	4,931,100
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	2,575	2,458,808
eBay Inc.
2.15%, 06/05/20(a)	2,445	2,399,993
2.60%, 07/15/22 (Call 04/15/22)	50	47,809
2.75%, 01/30/23 (Call 12/30/22)(a)	13,200	12,542,072
2.88%, 08/01/21 (Call 06/01/21)(a)	1,772	1,734,796
Tencent Holdings Ltd., 2.99%, 01/19/23 (Call 12/19/22)(b)	9,760	9,391,819

		60,739,025
Iron & Steel — 0.2%
ArcelorMittal
5.25%, 08/05/20	1,300	1,323,814
5.50%, 03/01/21	2,174	2,232,393
6.25%, 02/25/22(a)	5,100	5,372,136
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)(a)	5,050	5,147,544
POSCO, 4.00%, 08/01/23(b)	5,000	4,984,100
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,000	1,004,743
Vale Overseas Ltd.
4.38%, 01/11/22	4,246	4,309,690
5.88%, 06/10/21	150	157,125

		24,531,545
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	2,600	2,543,407
5.25%, 11/15/22(a)	175	182,757

		2,726,164
Lodging — 0.1%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	8,450	8,068,792
3.25%, 09/15/22 (Call 06/15/22)(a)	250	242,864
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(b)	5,500	5,408,922

		13,720,578
Machinery — 1.3%
ABB Finance USA Inc.
2.80%, 04/03/20	6,275	6,234,286
2.88%, 05/08/22	5,000	4,886,335
Caterpillar Financial Services Corp.
1.85%, 09/04/20(a)	8,630	8,423,275
2.00%, 03/05/20(a)	510	502,702
2.10%, 01/10/20	500	494,359
2.25%, 12/01/19	5,250	5,204,533
2.40%, 06/06/22	500	481,039
2.75%, 08/20/21	150	147,312
2.85%, 06/01/22(a)	950	930,031
2.90%, 03/15/21	10,150	10,042,892
2.95%, 05/15/20(a)	7,430	7,397,784
3.45%, 05/15/23(a)	5,100	5,051,054
CNH Industrial Capital LLC
4.38%, 04/05/22(a)	875	879,646
4.88%, 04/01/21	2,925	2,939,625

398

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV, 4.50%, 08/15/23	$7,904	$7,904,000
John Deere Capital Corp.
1.70%, 01/15/20(a)	500	491,999
1.95%, 06/22/20	9,300	9,123,223
2.15%, 09/08/22(a)	1,100	1,050,710
2.20%, 03/13/20(a)	5,890	5,828,214
2.35%, 01/08/21(a)	7,040	6,891,744
2.38%, 07/14/20	8,650	8,521,478
2.80%, 03/06/23	5,100	4,941,946
2.88%, 03/12/21	5,075	5,028,789
3.45%, 06/07/23(a)	4,750	4,711,252
3.65%, 10/12/23	5,000	5,005,501
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	2,876	2,824,171
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)(a)	2,025	2,003,633
3.65%, 09/15/23 (Call 08/15/23)	9,488	9,345,303
Wabtec Corp., 4.15%, 03/15/24 (Call 02/15/24)	2,510	2,422,145

		129,708,981
Manufacturing — 0.9%
3M Co., 2.00%, 08/07/20(a)	10,000	9,815,277
Eaton Corp., 2.75%, 11/02/22	10,600	10,159,683
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,000	972,786
2.70%, 10/09/22	15,000	13,533,979
4.65%, 10/17/21	2,000	1,968,453
5.30%, 02/11/21(a)	10,700	10,596,274
5.50%, 01/08/20	10,500	10,581,520
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	16,000	15,812,290
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	4,975	4,918,309
Pall Corp., 5.00%, 06/15/20	3,000	3,076,423
Parker-Hannifin Corp., 3.50%, 09/15/22	165	164,700
Siemens Financieringsmaatschappij NV
2.00%, 09/15/23(b)	5,000	4,604,018
2.70%, 03/16/22(a)(b)	10,200	9,946,483

		96,150,195
Media — 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	5,720	5,836,434
8.88%, 04/26/23	365	435,505
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)(a)	5,576	5,506,263
4.30%, 02/15/21 (Call 11/15/20)	5,000	5,044,364
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	14,189	14,124,148
4.46%, 07/23/22 (Call 05/23/22)	16,810	16,830,262
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	15,000	14,472,079
3.45%, 10/01/21(a)	7,965	7,972,509
5.15%, 03/01/20(a)	8,750	8,944,721
Cox Communications Inc., 3.25%, 12/15/22(b)	5,000	4,856,800
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	10,000	9,496,687
4.38%, 06/15/21(a)	10,000	10,118,334
5.05%, 06/01/20(a)	4,180	4,266,885
NBCUniversal Media LLC
2.88%, 01/15/23	5,100	4,940,997
4.38%, 04/01/21(a)	18,650	19,022,319

Security	Par (000)	Value

Media (continued)
5.15%, 04/30/20	$13,198	$13,527,527
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	5,000	4,859,200
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,000	998,948
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	9,800	9,773,121
4.13%, 02/15/21 (Call 11/15/20)	240	240,324
5.00%, 02/01/20	7,625	7,723,431
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	6,000	6,867,920
Viacom Inc., 4.50%, 03/01/21(a)	5,000	5,074,096
Walt Disney Co. (The)
1.80%, 06/05/20	8,475	8,296,607
1.95%, 03/04/20	7,045	6,947,222
2.15%, 09/17/20	2,495	2,445,034
3.75%, 06/01/21	75	76,029
Warner Media LLC
4.00%, 01/15/22(a)	10,000	9,997,810
4.75%, 03/29/21(a)	7,738	7,921,486

		216,617,062
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	5,392	5,307,541
2.50%, 01/15/23 (Call 10/15/22)	1,430	1,376,366

		6,683,907
Mining — 0.4%
Anglo American Capital PLC, 4.13%, 09/27/22(b)	200	197,343
Barrick Gold Corp., 3.85%, 04/01/22	550	550,664
BHP Billiton Finance USA Ltd., 6.25%, 10/19/75 (Call 10/19/20)(b)(c)(d)	5,550	5,707,065
Corp. Nacional del Cobre de Chile, 3.00%, 07/17/22(b)	10,000	9,655,461
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	200	189,846
4.13%, 05/30/23(b)	10,050	9,899,940
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)(a)	5,000	4,881,058
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	200	200,488
MMC Norilsk Nickel OJSC Via MMC Finance DAC,
6.63%, 10/14/22(b)	10,000	10,427,760
Southern Copper Corp.
3.50%, 11/08/22	50	48,494
5.38%, 04/16/20	4,275	4,347,957

		46,106,076
Office & Business Equipment — 0.1%
Xerox Corp.
2.80%, 05/15/20	4,110	4,010,571
3.63%, 03/15/23 (Call 02/15/23)	4,490	4,060,262

		8,070,833
Oil & Gas — 5.8%
Apache Corp., 2.63%, 01/15/23 (Call 10/15/22)(a)	50	47,061
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,000	963,429
2.50%, 11/06/22(a)	5,050	4,829,862
2.52%, 09/19/22 (Call 08/19/22)	5,500	5,264,480
2.75%, 05/10/23(a)	5,000	4,788,621
3.25%, 05/06/22	5,000	4,933,638
3.56%, 11/01/21(a)	1,350	1,345,994
4.50%, 10/01/20(a)	20,749	21,124,085
4.74%, 03/11/21(a)	3,396	3,488,306
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	19,320	18,459,564

399

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	$1,000	$951,913
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	10,735	10,579,732
1.99%, 03/03/20(a)	8,948	8,835,170
2.10%, 05/16/21 (Call 04/15/21)(a)	705	685,374
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,777,900
2.42%, 11/17/20 (Call 10/17/20)(a)	12,750	12,585,683
2.43%, 06/24/20 (Call 05/24/20)(a)	10,914	10,782,014
2.57%, 05/16/23 (Call 03/16/23)(a)	200	191,625
3.19%, 06/24/23 (Call 03/24/23)(a)	10,250	10,068,258
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	11,750	11,750,587
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	14,800	14,175,558
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20(a)	10,275	10,134,705
CNOOC Finance 2015 USA LLC, 3.75%, 05/02/23(a)	750	741,881
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	8,000	7,820,858
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	2,267	2,260,256
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	10,000	9,742,843
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	9,750	9,620,898
4.10%, 02/01/21	5,775	5,831,494
4.40%, 06/01/20	9,750	9,880,192
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	11,550	10,966,148
4.88%, 11/15/21	500	505,246
Equinor ASA
2.75%, 11/10/21	500	491,245
2.90%, 11/08/20	9,610	9,537,437
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)(a)	15,090	14,879,521
2.22%, 03/01/21 (Call 02/01/21)	13,325	13,021,941
2.73%, 03/01/23 (Call 01/01/23)	5,000	4,860,556
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(b)	10,000	9,967,680
6.51%, 03/07/22(b)	7,000	7,262,500
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	5,000	5,071,964
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	150	149,882
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	9,310	8,810,981
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	6,607	6,566,114
4.75%, 12/15/23 (Call 10/15/23)(b)	10,000	10,218,867
5.13%, 03/01/21	7,526	7,724,085
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	870	869,214
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	205	198,213
3.13%, 02/15/22 (Call 11/15/21)(a)	10,000	9,893,959
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	5,895	5,976,077
Pertamina Persero PT
4.30%, 05/20/23(b)	9,760	9,516,381
4.88%, 05/03/22(b)	9,660	9,708,068
Petroleos Mexicanos
3.50%, 01/30/23	15,000	13,513,500
4.88%, 01/24/22	60	58,080
5.38%, 03/13/22	12,310	12,038,688
5.50%, 01/21/21	12,935	12,883,260
6.00%, 03/05/20	2,400	2,432,520
6.38%, 02/04/21	7,760	7,829,918
Petronas Capital Ltd., 3.13%, 03/18/22(a)(b)	11,000	10,820,546
Phillips 66, 4.30%, 04/01/22(a)	6,870	6,976,913

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	$900	$893,329
3.95%, 07/15/22 (Call 04/15/22)	5,571	5,542,211
Reliance Holding USA Inc., 5.40%, 02/14/22(b)	5,000	5,161,716
Shell International Finance BV
1.75%, 09/12/21(a)	2,300	2,202,671
1.88%, 05/10/21	15,950	15,393,582
2.13%, 05/11/20	12,141	11,959,195
2.25%, 11/10/20(a)	3,113	3,055,255
2.25%, 01/06/23	5,000	4,747,583
3.50%, 11/13/23 (Call 10/13/23)	10,000	9,961,692
4.38%, 03/25/20(a)	15,000	15,225,024
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	7,000	6,735,270
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	10,000	10,009,100
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20(b)	7,063	6,958,691
Sinopec Group Overseas Development 2016 Ltd. 2.00%, 09/29/21(b)	9,800	9,340,311
2.75%, 05/03/21(b)	5,500	5,375,205
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20(b)	1,000	984,463
2.50%, 09/13/22(b)	9,090	8,648,890
3.00%, 04/12/22(b)	6,000	5,838,780
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(b)	1,000	988,572
Total Capital Canada Ltd., 2.75%, 07/15/23	425	408,386
Total Capital International SA
2.70%, 01/25/23	400	386,418
2.75%, 06/19/21	5,400	5,325,625
Total Capital SA
4.13%, 01/28/21	8,817	8,954,318
4.45%, 06/24/20	18,504	18,831,129
Valero Energy Corp., 6.13%, 02/01/20	6,235	6,412,342

		588,751,243
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)(a)	10,000	9,450,925
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	3,015	2,904,835
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)(a)	5,000	4,894,215
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)(a)	10,000	9,416,146
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(b)	11,810	11,351,625
Schlumberger Holdings Corp., 3.00%, 12/21/20 (Call 11/21/20)(a)(b)	190	187,411

		38,205,157
Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	150	153,358
Packaging Corp. of America, 2.45%, 12/15/20	5,434	5,309,964
WestRock RKT Co., 3.50%, 03/01/20	10,200	10,174,540

		15,637,862
Pharmaceuticals — 4.9%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	21,300	20,593,616
2.50%, 05/14/20 (Call 04/14/20)(a)	24,500	24,120,985
2.90%, 11/06/22(a)	15,000	14,448,866
3.20%, 11/06/22 (Call 09/06/22)	5,000	4,865,776
3.38%, 11/14/21	4,875	4,827,083

400

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 11/14/23 (Call 10/14/23)(a)	$1,955	$1,922,508
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	9,500	9,186,816
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	16,850	16,740,070
3.45%, 03/15/22 (Call 01/15/22)	22,850	22,342,501
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	725	720,458
AstraZeneca PLC
2.38%, 11/16/20	15,950	15,617,828
2.38%, 06/12/22 (Call 05/12/22)	250	238,150
3.50%, 08/17/23 (Call 07/17/23)(a)	14,200	13,895,863
Bayer U.S. Finance II LLC
3.50%, 06/25/21 (Call 05/25/21)(b)	2,605	2,578,160
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	9,600	9,372,405
Bristol-Myers Squibb Co., 7.15%, 06/15/23	5,400	6,214,725
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	5,650	5,384,767
3.20%, 06/15/22(a)	10,125	9,828,830
4.63%, 12/15/20(a)	2,735	2,786,379
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,072	1,988,459
2.80%, 07/20/20 (Call 06/20/20)	33,998	33,541,067
3.13%, 03/09/20(a)	7,800	7,757,593
3.35%, 03/09/21(a)	10,100	10,009,948
3.70%, 03/09/23 (Call 02/09/23)(a)	29,850	29,387,800
4.13%, 05/15/21 (Call 02/15/21)	300	302,584
4.75%, 12/01/22 (Call 09/01/22)(a)	6,350	6,550,943
Eli Lilly & Co., 2.35%, 05/15/22	1,250	1,213,941
Express Scripts Holding Co.
2.60%, 11/30/20(a)	8,600	8,423,290
3.00%, 07/15/23 (Call 05/15/23)	1,450	1,380,502
3.05%, 11/30/22 (Call 10/31/22)(a)	400	388,613
3.30%, 02/25/21 (Call 01/25/21)	800	793,851
3.90%, 02/15/22	11,975	11,983,259
4.75%, 11/15/21(a)	1,225	1,255,704
GlaxoSmithKline Capital Inc., 3.38%, 05/15/23(a)	10,000	9,894,682
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	900	878,201
3.13%, 05/14/21	14,000	13,926,297
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	6,075	5,896,083
1.95%, 11/10/20	4,450	4,364,371
McKesson Corp., 3.65%, 11/30/20	10,000	9,989,903
Mead Johnson Nutrition Co., 4.90%, 11/01/19	11,000	11,157,805
Medco Health Solutions Inc., 4.13%, 09/15/20(a)	1,890	1,902,213
Merck & Co. Inc., 2.80%, 05/18/23(a)	5,000	4,865,952
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	16,396	15,991,018
3.75%, 12/15/20 (Call 11/15/20)	7,868	7,875,646
Novartis Capital Corp.
1.80%, 02/14/20	9,470	9,318,971
4.40%, 04/24/20(a)	4,667	4,745,174
Pfizer Inc.
2.20%, 12/15/21(a)	250	242,640
3.00%, 09/15/21(a)	1,035	1,032,818
3.00%, 06/15/23(a)	5,200	5,121,000
3.20%, 09/15/23 (Call 08/15/23)(a)	1,000	991,029
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	5,000	4,965,134
4.00%, 03/29/21(a)	10,500	10,663,354

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	$38,600	$36,997,868
2.88%, 09/23/23 (Call 07/23/23)	15,000	14,035,655
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20(b)	1,410	1,413,314
4.00%, 11/26/21 (Call 10/26/21)(b)	5,000	5,019,549
4.40%, 11/26/23 (Call 10/26/23)(b)	5,000	5,042,139
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	9,660	9,442,381

		496,436,537
Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	2,430	2,346,831
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	5,350	5,206,281
4.88%, 02/01/21 (Call 11/01/20)	700	709,591
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)(a)	5,266	5,240,995
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	1,830	2,060,922
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 03/15/20(b)	1,000	1,026,105
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	9,134	9,212,190
5.20%, 03/15/20	6,050	6,168,813
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	5,650	5,432,699
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	100	96,458
4.15%, 10/01/20 (Call 08/01/20)(a)	8,310	8,319,238
5.20%, 02/01/22 (Call 11/01/21)	8,475	8,672,148
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	10,200	9,990,591
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	4,775	4,897,692
Enterprise Products Operating LLC
2.80%, 02/15/21(a)	5,625	5,519,608
2.85%, 04/15/21 (Call 03/15/21)	4,225	4,147,198
3.35%, 03/15/23 (Call 12/15/22)	9,500	9,283,152
3.50%, 02/01/22(a)	10,000	9,925,041
5.20%, 09/01/20	13,000	13,343,668
5.25%, 01/31/20	8,500	8,657,805
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	6,800	6,740,179
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/15/22)	5,000	4,911,733
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	500	494,908
3.95%, 09/01/22 (Call 06/01/22)(a)	10,900	10,797,044
6.50%, 04/01/20	3,580	3,701,299
6.85%, 02/15/20	10,650	11,035,600
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	10,050	9,617,499
5.00%, 02/15/21 (Call 01/15/21)(b)	250	254,608
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	10,000	9,594,497
4.50%, 07/15/23 (Call 04/15/23)(a)	1,000	1,003,779
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)(a)	4,935	4,941,151
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,445	10,123,591
3.80%, 03/15/20 (Call 02/15/20)	1,000	1,001,376

401

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$1,000	$988,949
2.85%, 01/31/23 (Call 10/31/22)	900	837,643
5.75%, 01/15/20	1,400	1,428,618
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)(a)	7,355	7,568,853
5.63%, 04/15/23 (Call 01/15/23)(a)	14,660	15,281,221
6.25%, 03/15/22 (Call 12/15/21)	5,800	6,106,633
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	4,589	4,371,194
3.80%, 10/01/20	12,240	12,283,372
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	500	493,491
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	475	460,406
3.60%, 03/15/22 (Call 01/15/22)	5,025	4,932,255
3.70%, 01/15/23 (Call 10/15/22)	5,000	4,867,244
4.13%, 11/15/20 (Call 08/15/20)	150	150,482
5.25%, 03/15/20(a)	17,873	18,194,236
7.88%, 09/01/21	3,000	3,283,915

		275,722,802
Real Estate — 0.1%
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	495	508,643
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(b)	7,000	7,081,263

		7,589,906
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	5,400	5,405,632
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)(a)	150	149,124
American Tower Corp.
2.25%, 01/15/22	50	47,596
2.80%, 06/01/20 (Call 05/01/20)	9,055	8,948,822
3.00%, 06/15/23	10,125	9,692,712
3.50%, 01/31/23(a)	11,453	11,159,904
4.70%, 03/15/22	374	382,831
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	5,000	5,079,382
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	14,903	14,736,261
Camden Property Trust, 4.88%, 06/15/23 (Call 03/15/23)	5,000	5,215,890
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,950	10,760,284
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	954	912,183
3.15%, 07/15/23 (Call 06/15/23)	5,050	4,834,220
3.40%, 02/15/21 (Call 01/15/21)	3,750	3,716,172
5.25%, 01/15/23	5,000	5,174,227
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)(a)	3,000	2,965,153
5.25%, 03/15/21 (Call 12/15/20)	6,165	6,354,939
5.88%, 02/01/20 (Call 11/03/19)	6,395	6,531,975
Duke Realty LP, 3.63%, 04/15/23 (Call 01/15/23)	30	29,654
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	1,050	1,094,737
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	10,150	9,884,169
Federal Realty Investment Trust, 3.00%, 08/01/22 (Call 05/01/22)	200	195,620
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	195	194,123
4.88%, 11/01/20 (Call 08/01/20)	5,000	5,035,000

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.38%, 11/01/23 (Call 08/01/23)	$2,175	$2,204,210
Government Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)(a)	4,091	4,056,597
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	150	145,428
4.00%, 12/01/22 (Call 10/01/22)(a)	75	74,238
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	2,349	2,259,663
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)(a)	2,860	2,857,970
5.00%, 08/15/22 (Call 02/15/22)	300	305,724
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)	150	154,764
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	50	47,852
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	3,093	3,132,864
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	9,720	9,685,607
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	3,170	3,041,638
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	5,400	5,326,367
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	5,000	4,899,397
4.65%, 08/01/23 (Call 05/01/23)	50	51,806
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	50	48,165
2.75%, 06/01/23 (Call 03/01/23)(a)	15,180	14,588,118
4.13%, 12/01/21 (Call 09/01/21)	900	913,632
4.38%, 03/01/21 (Call 12/01/20)(a)	4,550	4,629,091
Ventas Realty LP, 3.13%, 06/15/23 (Call 03/15/23)(a)	9,230	8,911,121
Ventas Realty LP/Ventas Capital Corp., 2.70%, 04/01/20 (Call 01/01/20)	300	296,636
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)(a)	2,525	2,536,475
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	6,150	6,314,255
Welltower Inc.
3.95%, 09/01/23 (Call 08/01/23)	5,400	5,372,984
5.25%, 01/15/22 (Call 10/15/21)	300	311,257

		200,666,469
Retail — 2.0%
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(a)(b)	200	191,603
AutoNation Inc., 5.50%, 02/01/20	2,075	2,115,874
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)(a)	2,885	2,873,402
4.00%, 11/15/20 (Call 08/15/20)	4,500	4,535,484
Costco Wholesale Corp.
1.75%, 02/15/20(a)	4,334	4,260,918
2.15%, 05/18/21 (Call 04/18/21)(a)	2,850	2,780,066
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	9,560	9,302,258
Home Depot Inc. (The)
1.80%, 06/05/20(a)	9,900	9,706,705
2.00%, 04/01/21 (Call 03/01/21)(a)	10,550	10,248,579
3.25%, 03/01/22	2,095	2,091,641
4.40%, 04/01/21 (Call 01/01/21)(a)	11,075	11,352,150
Lowe’s Companies Inc., 3.80%, 11/15/21 (Call 08/15/21)	775	783,266
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	1,575	1,469,538
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)(a)	7,050	6,943,030
2.75%, 12/09/20 (Call 11/09/20)(a)	9,850	9,728,471

402

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.35%, 04/01/23 (Call 03/01/23)(a)	$10,250	$10,085,879
3.50%, 07/15/20(a)	8,550	8,620,014
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)(a)	1,300	1,265,558
2.20%, 11/22/20	5,655	5,529,129
3.10%, 03/01/23 (Call 02/01/23)	10,000	9,749,000
Target Corp., 3.88%, 07/15/20(a)	12,998	13,138,774
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	250	246,038
Walgreen Co., 3.10%, 09/15/22(a)	10,575	10,284,686
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)(a)	500	496,189
Walmart Inc.
1.90%, 12/15/20(a)	10,700	10,454,067
3.13%, 06/23/21(a)	14,150	14,137,745
3.40%, 06/26/23 (Call 05/26/23)	31,700	31,641,472
3.63%, 07/08/20(a)	11,250	11,344,226

		205,375,762
Savings & Loans — 0.1%
Nationwide Building Society, 3.77%, 03/08/24 (Call 03/08/23)(b)(c)(d)	9,840	9,421,130
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	900	891,595

		10,312,725
Semiconductors — 1.5%
Analog Devices Inc.
2.85%, 03/12/20	2,525	2,509,336
2.95%, 01/12/21(a)	13,195	13,048,212
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)(a)	5,050	4,979,448
4.30%, 06/15/21(a)	8,000	8,188,319
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,660	4,511,524
2.38%, 01/15/20	16,750	16,527,907
2.65%, 01/15/23 (Call 12/15/22)(a)	11,300	10,544,895
3.00%, 01/15/22 (Call 12/15/21)	2,175	2,091,855
Intel Corp.
1.85%, 05/11/20	3,325	3,273,686
2.45%, 07/29/20(a)	14,571	14,434,343
2.70%, 12/15/22(a)	5,000	4,867,365
3.30%, 10/01/21(a)	17,516	17,559,806
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	696	689,637
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	1,865	1,846,182
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	5,000	4,912,320
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)(a)(b)	9,210	8,962,333
NXP BV/NXP Funding LLC, 3.88%, 09/01/22(b)	5,000	4,843,750
QUALCOMM Inc.
2.25%, 05/20/20(a)	15,479	15,225,770
2.60%, 01/30/23 (Call 12/30/22)(a)	10,150	9,654,554
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)(a)	3,991	3,912,976

		152,584,218
Software — 1.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	5,395	5,216,675
2.60%, 06/15/22 (Call 05/15/22)	4,170	4,005,568

Security	Par (000)	Value

Software (continued)
Adobe Inc., 4.75%, 02/01/20	$1,400	$1,423,470
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	1,520	1,511,007
3.60%, 12/15/22 (Call 09/15/22)(a)	1,100	1,077,982
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	6,725	6,599,095
5.38%, 12/01/19	100	101,502
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	6,396	6,422,960
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	2,300	2,209,309
3.50%, 04/15/23 (Call 01/15/23)	5,337	5,242,514
3.63%, 10/15/20 (Call 09/15/20)(a)	15,226	15,213,363
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	8,790	8,668,595
3.80%, 10/01/23 (Call 09/01/23)	5,000	4,990,098
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)(a)	4,750	4,565,809
1.85%, 02/06/20(a)	5,100	5,038,930
1.85%, 02/12/20 (Call 01/12/20)(a)	4,400	4,347,574
2.00%, 11/03/20 (Call 10/03/20)(a)	12,655	12,432,561
2.38%, 05/01/23 (Call 02/01/23)	9,690	9,306,207
2.40%, 02/06/22 (Call 01/06/22)(a)	10,050	9,818,077
3.00%, 10/01/20(a)	13,042	13,045,903
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	25	24,033
2.40%, 09/15/23 (Call 07/15/23)	200	189,005
2.50%, 05/15/22 (Call 03/15/22)	20,000	19,373,729
2.50%, 10/15/22	775	745,093
2.63%, 02/15/23 (Call 01/15/23)	5,245	5,062,699
2.80%, 07/08/21(a)	1,175	1,160,435
3.63%, 07/15/23	5,000	5,000,585
3.88%, 07/15/20(a)	5,701	5,769,528
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	9,505	9,404,098
VMware Inc.
2.30%, 08/21/20	9,924	9,683,463
2.95%, 08/21/22 (Call 07/21/22)	10,490	9,931,488

		187,581,355
Telecommunications — 3.0%
America Movil SAB de CV, 5.00%, 03/30/20(a)	20,045	20,341,446
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	19,800	19,512,487
2.80%, 02/17/21 (Call 01/17/21)(a)	17,600	17,281,406
3.00%, 06/30/22 (Call 04/30/22)	15,100	14,635,793
3.60%, 02/17/23 (Call 12/17/22)(a)	15,000	14,761,912
3.88%, 08/15/21(a)	7,100	7,127,552
5.00%, 03/01/21(a)	14,600	14,999,497
5.20%, 03/15/20	10,540	10,777,363
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	7,500	7,503,737
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	10,000	9,608,713
2.20%, 02/28/21(a)	20,725	20,241,648
2.45%, 06/15/20(a)	8,550	8,461,547
4.45%, 01/15/20(a)	9,300	9,441,514
Deutsche Telekom International Finance BV, 2.82%, 01/19/22 (Call 12/19/21)(a)(b)	6,550	6,347,892
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	3,950	3,941,727
Ooredoo International Finance Ltd., 3.25%, 02/21/23(a)(b)	3,000	2,865,000

403

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SAU
5.13%, 04/27/20	$14,663	$14,962,814
5.46%, 02/16/21	17,350	17,950,278
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	9,250	8,847,815
2.63%, 02/21/20	9,450	9,379,076
3.13%, 03/16/22(a)	10,400	10,256,074
3.45%, 03/15/21(a)	5,808	5,816,426
3.50%, 11/01/21(a)	9,250	9,250,524
4.60%, 04/01/21	17,600	18,074,177
5.15%, 09/15/23(a)	10,000	10,573,443
Vodafone Group PLC
2.50%, 09/26/22(a)	9,010	8,534,598
2.95%, 02/19/23	9,595	9,152,573

		310,647,032
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	5,000	4,969,493

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)(a)	375	368,414
3.60%, 09/01/20 (Call 06/01/20)(a)	125	125,850
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	500	476,069
2.40%, 02/03/20	10,010	9,921,450
2.85%, 12/15/21 (Call 09/15/21)	4,360	4,296,978
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	5,000	5,021,405
FedEx Corp., 2.30%, 02/01/20	2,194	2,171,380
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	100	96,942
Norfolk Southern Railway Co., 9.75%, 06/15/20(a)	15,035	16,507,287
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)(a)	5,205	5,153,406
2.88%, 09/01/20 (Call 08/01/20)	4,161	4,125,709
3.45%, 11/15/21 (Call 10/15/21)	203	201,705
3.50%, 06/01/21(a)	1,125	1,119,008
3.75%, 06/09/23 (Call 05/09/23)(a)	3,645	3,607,649
3.88%, 12/01/23 (Call 11/01/23)	7,500	7,474,570
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	3,925	3,869,332
2.75%, 04/15/23 (Call 01/15/23)	3,850	3,728,871
3.20%, 06/08/21(a)	9,775	9,741,556
3.50%, 06/08/23 (Call 05/08/23)(a)	4,350	4,319,005
4.00%, 02/01/21 (Call 11/01/20)	1,000	1,010,782
United Parcel Service Inc., 3.13%, 01/15/21(a)	6,741	6,738,416
United Parcel Service of America Inc., 8.38%, 04/01/20	14,990	15,979,394

		106,055,178
Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	14,900	14,624,319
7.13%, 10/15/20(b)	750	788,911
GATX Corp.
3.90%, 03/30/23	105	103,827
4.75%, 06/15/22	360	370,547

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	$10,125	$9,534,829
3.30%, 04/01/21 (Call 03/01/21)(a)(b)	750	741,555
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(a)(b)	5,000	4,952,380

		31,116,368

Total Corporate Bonds & Notes — 98.0% (Cost: $10,157,130,286)		10,017,506,419

Foreign Government Obligations(g)

South Korea — 0.1%
Korea Gas Corp., 1.88%, 07/18/21(b)	1,400	1,338,161
Korea Hydro & Nuclear Power Co. Ltd., 4.75%, 07/13/21(b)	750	770,029
Korea National Oil Corp., 2.13%, 04/14/21(b)	1,000	966,020

		3,074,210

Total Foreign Government Obligations — 0.1% (Cost: $3,074,314)		3,074,210

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(h)(i)(j)	771,241	771,318,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(h)(i)	235,594	235,593,945

		1,006,912,491

Total Short-Term Investments — 9.8% (Cost: $1,006,873,888)		1,006,912,491

Total Investments in Securities — 107.9% (Cost: $11,167,078,488)		11,027,493,120

Other Assets, Less Liabilities — (7.9)%		(807,945,186)

Net Assets — 100.0%		$10,219,547,934

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

404

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term Corporate Bond ETF (Formerly iShares 1-3 Year Credit Bond ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 11/30/18 (000)	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	764,250	6,991	(a)	—	771,241	$771,318,546	$1,644,219	(b)	$(25,485)	$5,447
BlackRock Cash Funds: Treasury, SL Agency Shares	84,450	151,144	(a)	—	235,594	235,593,945	1,611,240		—	—
PNC Bank N.A.
1.45%, 07/29/19(c)	6,800	—		(6,800)	—	—	50,252		(59,137)	92,054
1.95%, 03/04/19(c)	9,900	—		(9,900)	—	—	7,404		(74,516)	62,146
2.00%, 05/19/20(c)	18,095	1,470		(12,310)	7,255	7,114,034	242,302		(235,266)	219,412
2.25%, 07/02/19(c)	11,500	—		(11,500)	—	—	52,208		(141,977)	188,669
2.30%, 06/01/20(c)	23,596	500		(2,300)	21,796	21,464,882	349,695		(34,693)	(7,123)
2.40%, 10/18/19(c)	13,250	—		(13,250)	—	—	93,254		(197,041)	234,926
2.45%, 11/05/20(c)	4,000	1,175		—	5,175	5,076,489	87,015		—	(27,477)
2.55%, 12/09/21(c)	—	1,000		—	1,000	971,154	8,597		—	(8,572)
2.60%, 07/21/20(c)	5,000	250		—	5,250	5,185,620	85,069		—	(10,363)
3.50%, 06/08/23(c)	—	10,000		—	10,000	9,909,691	49,985		—	(6,255)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(c)	—	50		—	50	48,424	488		—	(544)
4.38%, 08/11/20(c)	5,000	50		(100)	4,950	5,029,405	87,896		(1,751)	(10,374)
5.13%, 02/08/20(c)	5,025	—		(2,525)	2,500	2,554,886	52,642		(45,923)	54,189
6.70%, 06/10/19(c)	1,100	—		(1,100)	—	—	4,170		(15,286)	18,629
6.88%, 05/15/19(c)	500	—		(500)	—	—	2,202		(3,585)	4,994

						$1,064,267,076	$4,428,638		$(834,660)	$809,758

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,017,506,419	$—	$10,017,506,419
Foreign Government Obligations	—	3,074,210	—	3,074,210
Money Market Funds	1,006,912,491	—	—	1,006,912,491

	$1,006,912,491	$10,020,580,629	$—	$11,027,493,120

405

Schedule of Investments (unaudited) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$500	$510,975
5.00%, 09/01/20	500	524,745
Alabama Public School & College Authority RB Series A, 5.00%, 05/01/19	650	658,359
Series A, 5.00%, 05/01/29 (PR 05/01/19)	1,000	1,013,060
Series B, 5.00%, 01/01/19	4,000	4,009,760
Series B, 5.00%, 01/01/20	1,500	1,549,710
Series B, 5.00%, 01/01/21	1,500	1,591,935
Series B, 5.00%, 01/01/22	795	863,791
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,176,364

		18,898,699
Alaska — 0.1%
Borough of Matanuska-Susitna AK RB, 5.50%, 09/01/23 (PR 09/01/19) (AGC)	2,000	2,053,020

Arizona — 1.7%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	890	932,453
Series A, 5.00%, 07/01/22	1,450	1,595,652
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,173,386
Series A, 5.00%, 09/01/20	500	525,445
Series A, 5.00%, 09/01/21	1,000	1,076,810
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,719,024
5.00%, 07/01/22	5,000	5,507,700
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,047,230
City of Phoenix AZ GO, 4.00%, 07/01/22	400	426,184
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	2,290	2,331,037
Series B, 5.00%, 07/01/19	850	865,232
Series B, 5.00%, 07/01/20	500	523,615
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,754,110
5.00%, 07/01/21	4,000	4,296,800
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,200	2,446,686
Series A, 5.00%, 01/01/22	2,500	2,719,675
Series B, 5.00%, 12/01/19	1,350	1,391,054

		31,332,093
Arkansas — 0.5%
State of Arkansas GO
4.00%, 06/15/20	1,950	2,009,690
5.00%, 06/15/21	5,920	6,353,995

		8,363,685
California — 15.6%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	655,202
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 10/01/19)(b)(c)	3,000	2,979,480
2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,500	1,496,475
Series C, 1.88%, 04/01/47 (Put 04/01/19)(b)(c)	3,100	3,100,062
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,768,180
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	3,220	3,257,513

Security	Par (000)	Value

California (continued)
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	$1,000	$1,012,050
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	5,000	5,066,300
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	11,010,681
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	817,365
5.00%, 10/01/22	700	782,530
California State Public Works Board RB
Series A, 5.00%, 04/01/22	300	328,062
Series E, 5.00%, 09/01/20	1,000	1,053,190
Series F, 5.00%, 05/01/20	1,000	1,043,570
Series F, 5.00%, 05/01/21	725	776,881
Series G, 5.00%, 01/01/19	1,000	1,002,570
Series G, 5.00%, 01/01/20	1,000	1,033,800
Series G, 5.00%, 01/01/21	1,580	1,678,639
Series H, 5.00%, 12/01/19	1,500	1,547,865
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,560,945
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,171,480
California State University RB
Series B-1, 3.00%, 11/01/47 (Put 05/01/19)(b)(c)	500	501,955
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	500	520,230
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,297,425
City of Long Beach CA Harbor Revenue RB, 5.00%, 12/15/20	1,500	1,598,685
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	570,440
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/19	710	722,091
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,628,669
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	750,828
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,286,164
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	511,045
Series A, 5.00%, 08/01/20	775	816,625
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	663,666
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/19	320	326,179
Series A, 5.00%, 07/01/21	3,000	3,250,170
Los Angeles Department of Water & Power System Revenue RB
5.00%, 01/01/22 (Call 12/01/21)	500	548,215
Series A, 4.00%, 07/01/21	1,275	1,349,651
Series A, 5.00%, 07/01/19	2,110	2,151,735
Series A, 5.00%, 07/01/20	300	315,702
Series A, 5.00%, 07/01/21	1,000	1,083,650
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/19	1,000	1,019,310
Series A, 5.00%, 07/01/21	3,460	3,738,495
Series A, 5.00%, 07/01/22	2,000	2,211,120
Series A, 5.00%, 07/01/23	4,420	4,994,821
Series A-2, 5.00%, 07/01/21	1,000	1,080,490
Series B, 5.00%, 07/01/21	500	540,245
Series B-1, 5.00%, 07/01/23	500	565,025
Series C, 5.00%, 07/01/19	1,300	1,325,103
Series C, 5.00%, 07/01/20	2,235	2,348,046

406

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	$720	$757,915
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,109,820
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,111,780
Series C, 5.00%, 07/01/19	205	209,077
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	3,000	3,157,530
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A, 5.00%, 05/15/21	1,000	1,078,840
Series A, 5.25%, 05/15/34 (PR 05/15/19)	6,500	6,607,575
Series A, 5.25%, 05/15/39 (PR 05/15/19)	3,500	3,557,925
San Diego Unified School District/CA GO, Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	922,470
San Francisco City & County Airport Commission San Francisco International Airport RB, Second Series A, 5.00%, 05/01/21	1,000	1,075,970
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	997,550
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 04/01/20)(b)(c)	1,000	997,680
Series A, 2.25%, 07/01/40 (Put 11/01/20)(b)(c)	1,000	1,001,280
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	8,110	8,222,648
Series L, 5.00%, 05/01/20	3,660	3,826,786
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,000	1,045,310
Series M, 4.00%, 05/01/19	300	302,952
Series M, 5.00%, 05/01/19	350	354,862
Series N, 5.00%, 05/01/19	200	202,778
Series N, 5.00%, 05/01/20	3,130	3,272,634
Series O, 5.00%, 05/01/21	8,325	8,967,690
Series O, 5.00%, 05/01/22	2,725	3,013,060
State of California Department of Water Resources RB
Series AX, 5.00%, 12/01/21	875	958,038
Series AX, 5.00%, 12/01/22	400	449,300
State of California GO
3.00%, 12/01/32 (Put 06/01/19)(b)(c)	1,250	1,256,813
4.00%, 11/01/19	5,000	5,108,200
4.00%, 05/01/23	900	972,900
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	2,430	2,529,460
4.50%, 08/01/20	2,500	2,611,825
5.00%, 12/01/18	1,000	1,000,000
5.00%, 02/01/19	3,885	3,906,445
5.00%, 04/01/19	4,000	4,044,960
5.00%, 08/01/19	4,720	4,825,539
5.00%, 10/01/19	425	436,858
5.00%, 11/01/19	750	772,965
5.00%, 02/01/20	4,100	4,255,882
5.00%, 03/01/20	1,000	1,040,600
5.00%, 08/01/20	8,900	9,370,543
5.00%, 09/01/20	1,500	1,583,220
5.00%, 10/01/20	500	528,960
5.00%, 11/01/20	885	938,569
5.00%, 02/01/21	1,000	1,066,920
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,350,791
5.00%, 08/01/21	5,000	5,404,700

Security	Par (000)	Value

California (continued)
5.00%, 09/01/21	$12,395	$13,426,513
5.00%, 02/01/22	400	437,024
5.00%, 04/01/22	1,000	1,096,920
5.00%, 05/01/22	2,500	2,747,725
5.00%, 08/01/22	4,110	4,543,523
5.00%, 09/01/22	4,850	5,371,763
5.00%, 10/01/22	1,000	1,109,670
5.00%, 11/01/22	2,000	2,223,520
5.00%, 08/01/23	5,760	6,501,197
5.00%, 10/01/23	1,750	1,981,805
5.25%, 02/01/23	1,715	1,932,685
5.50%, 04/01/19	4,490	4,547,741
Series A, 5.00%, 07/01/19 (ETM)	6,780	6,913,702
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,578,921
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,386,513
Series B, 5.00%, 09/01/19	2,000	2,050,340
Series B, 5.00%, 09/01/20	1,830	1,931,528
Series B, 5.00%, 08/01/22	5,020	5,549,510
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,048,290
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,175	5,818,149
Series AT, 1.40%, 05/15/46 (Put 11/15/20)(b)(c)	900	884,475
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,711,240

		280,858,994
Colorado — 0.3%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,228,120
City & County of Denver Co. GO, Series A, 5.00%, 08/01/19	1,000	1,020,560
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,007,962
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,402,533
University of Colorado RB, 5.00%, 06/01/41 (PR 06/01/22)	420	461,395

		6,120,570
Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,985,100
Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	850	845,640
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,865,240
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	1,000	998,980
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,093,500
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,887,380
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	1,500	1,497,825
State of Connecticut GO
5.00%, 05/15/19	385	390,144
5.00%, 08/01/19	1,000	1,019,430
Series A, 5.00%, 04/15/20	2,000	2,074,520
Series A, 5.00%, 10/15/21	1,445	1,543,332
Series A, 5.00%, 04/15/22	545	586,376
Series A, 5.00%, 10/15/23	575	632,092
Series B, 5.00%, 04/15/20	500	518,630
Series B, 5.00%, 05/15/20	500	519,685
Series B, 5.00%, 05/15/21	500	529,650
Series B, 5.00%, 04/15/23	3,000	3,275,070
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,073,590
Series B, 5.25%, 06/01/19 (AMBAC)	500	507,935
Series C, 5.00%, 06/15/23	500	547,230

407

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series D, 5.00%, 10/01/22 (Call 10/01/20)	$1,000	$1,042,070
Series E, 4.00%, 10/15/19	1,000	1,016,770
Series E, 5.00%, 10/15/21	500	534,025
Series E, 5.00%, 10/15/22	3,000	3,253,890
Series F, 5.00%, 09/15/20	750	785,775
Series F, 5.00%, 11/15/20	1,000	1,051,900
Series G, 5.00%, 11/01/20	1,500	1,576,305
Series G, 5.00%, 11/01/21	1,000	1,068,970
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/22	625	681,494
Series A, 5.00%, 08/01/20	2,500	2,615,400
Series A, 5.00%, 09/01/21	2,040	2,179,801
Series A, 5.00%, 08/01/22	1,550	1,684,323
Series A, 5.00%, 10/01/23	1,680	1,860,986

		45,743,058
District of Columbia — 0.7%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,135	2,231,566
Series A, 5.00%, 06/01/21	675	723,472
Series A, 5.00%, 06/01/22	2,000	2,194,280
Series B, 5.00%, 06/01/23	2,000	2,240,980
District of Columbia RB
5.00%, 12/01/23 (Call 12/01/22)	3,000	3,319,320
Series A, 5.00%, 12/01/19	1,125	1,159,661

		11,869,279
Florida — 2.3%
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/41 (PR 10/01/19)	10,000	10,293,800
Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,235,040
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/22	2,000	2,201,500
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,046,642
Series A, 5.25%, 10/01/19	235	241,329
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,506,208
State of Florida GO
Series A, 5.00%, 06/01/19	2,300	2,336,317
Series A, 5.00%, 06/01/20	2,000	2,091,060
Series A, 5.00%, 06/01/23	2,300	2,580,922
Series C, 5.00%, 06/01/19	1,555	1,579,553
Series D, 5.00%, 06/01/22	1,000	1,098,410
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	2,500	2,544,650
Series A, 5.00%, 07/01/20	1,000	1,047,070
Tampa Bay Water RB, Series B, 5.00%, 10/01/19 (ETM)	150	153,764

		40,956,265
Georgia — 4.0%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/19	2,225	2,230,251
Series A, 5.00%, 01/01/21	1,000	1,059,690
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,031,150
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	3,515	3,645,723
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,111,570
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,118,290
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,791,772
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/19	580	588,868
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,038,090

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 03/01/21 (GTD)	$410	$437,007
Series B, 5.00%, 06/01/20	900	940,158
Series B, 5.00%, 06/01/21	500	535,905
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	4,110	4,314,842
5.00%, 08/01/21 (SAW)	2,000	2,153,980
5.00%, 02/01/22	800	872,056
5.00%, 08/01/22 (SAW)	1,250	1,378,363
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,048,360
Series B, 5.00%, 01/01/20	2,860	2,945,800
Series D, 5.75%, 01/01/19 (Call 12/26/18)	1,120	1,122,531
State of Georgia GO
5.00%, 12/01/22	2,430	2,702,403
Series A, 5.00%, 07/01/23	2,500	2,814,650
Series A-1, 5.00%, 02/01/19	2,610	2,623,494
Series A-1, 5.00%, 02/01/23	1,680	1,875,821
Series C, 4.00%, 09/01/22	200	213,750
Series C, 4.00%, 10/01/22	1,000	1,069,840
Series C, 5.00%, 07/01/19	1,500	1,527,405
Series C, 5.00%, 10/01/20	5,450	5,750,513
Series C, 5.00%, 07/01/21	2,535	2,726,899
Series E-2, 4.00%, 09/01/19	3,100	3,149,941
Series E-2, 5.00%, 09/01/20	2,500	2,632,075
Series I, 5.00%, 07/01/19	3,340	3,401,022
Series I, 5.00%, 07/01/20	4,000	4,192,080

		71,044,299
Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,080,900
City & County of Honolulu HI GO, Series B, 5.25%, 07/01/19 (AGM)	1,135	1,157,019
State of Hawaii GO
Series DY, 5.00%, 02/01/19	1,020	1,025,141
Series DZ, 5.00%, 12/01/19 (ETM)	590	607,529
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,342,238
Series DZ-2017, 5.00%, 12/01/19	530	546,223
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,604
Series EA, 5.00%, 12/01/18	2,000	2,000,000
Series EF, 5.00%, 11/01/19	2,000	2,056,080
Series EH, 5.00%, 08/01/21 (ETM)	675	725,882
Series EH-2017, 5.00%, 08/01/21	315	339,220
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,754
Series EP, 5.00%, 08/01/22	2,235	2,461,607
Series EY, 5.00%, 10/01/23	2,000	2,256,100

		15,629,297
Idaho — 0.1%
State of Idaho GO, 4.00%, 06/28/19	2,000	2,024,460

Illinois — 3.3%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,749,072
Series 2015-B, 5.00%, 01/01/20	4,500	4,643,775
Series 2015-B, 5.00%, 01/01/21	500	529,430
Series B, 5.00%, 01/01/19	500	501,155
Series B, 5.00%, 01/01/20	300	309,585
Series B, 5.00%, 01/01/23	500	552,150
Series B, 6.00%, 01/01/41 (PR 01/01/21)	2,000	2,162,620
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,182,420

408

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	$1,000	$1,029,010
Series A, 5.00%, 12/01/22	1,000	1,103,730
Series D, 5.00%, 01/01/21	600	634,686
State of Illinois GO
5.00%, 01/01/19	500	500,895
5.00%, 01/01/19 (AGM)	600	601,314
5.00%, 02/01/19	1,000	1,003,780
5.00%, 01/01/20 (AGM)	400	410,276
5.00%, 02/01/20	1,500	1,535,055
5.00%, 08/01/20	1,500	1,548,360
5.00%, 02/01/21	1,500	1,546,320
5.00%, 07/01/21	425	440,236
5.00%, 02/01/22	2,675	2,780,876
5.00%, 02/01/23	500	524,030
5.00%, 08/01/23	325	341,634
Series A, 5.00%, 12/01/19	5,000	5,113,250
Series A, 5.00%, 12/01/20	1,000	1,038,190
Series A, 5.00%, 12/01/22	1,500	1,571,175
Series A, 5.25%, 05/01/23	1,000	1,059,980
Series B, 5.00%, 10/01/21	1,800	1,869,480
Series B, 5.00%, 10/01/22	1,600	1,672,896
Series D, 5.00%, 11/01/20	3,900	4,043,520
Series D, 5.00%, 11/01/21	4,900	5,093,158
Series D, 5.00%, 11/01/22	4,000	4,186,000
Series D, 5.00%, 11/01/23	1,000	1,052,320

		59,330,378
Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	587,535
State of Iowa RB, Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,543,469

		2,131,004
Kansas — 0.7%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,054,313
Series A, 5.00%, 09/01/23	1,000	1,125,280
Series A, 5.50%, 03/01/19 (AGM)	3,205	3,233,172
Series B, 5.00%, 09/01/19	925	946,127
Series B, 5.00%, 09/01/20	1,520	1,598,432
Series B, 5.00%, 09/01/21	1,000	1,077,650
Series C, 5.00%, 09/01/20	920	967,472

		12,002,446
Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	716,856

Louisiana — 0.2%
East Baton Rouge Sewerage Commission RB, Series A, 5.25%, 02/01/34 (PR 02/01/19)	400	402,212
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	338,575
State of Louisiana GO
Series A, 5.00%, 11/15/19	1,100	1,131,845
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,042,430
Series C, 5.00%, 07/15/20	900	942,795

		3,857,857
Maryland — 5.3%
County of Montgomery MD GO
Series A, 5.00%, 11/01/19	3,630	3,731,458
Series A, 5.00%, 11/01/20	500	528,420

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/21	$2,190	$2,354,644
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,018,380
Series C, 5.00%, 10/01/22	5,170	5,722,156
Maryland State Transportation Authority RB, 5.25%, 03/01/19	2,020	2,036,443
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,209,000
5.00%, 02/15/19	5,000	5,031,500
5.00%, 05/01/19	750	759,608
5.00%, 10/01/21	2,000	2,162,220
5.00%, 09/01/22	2,000	2,208,360
5.00%, 10/01/22	2,000	2,212,040
5.00%, 02/15/23	2,705	3,018,509
5.00%, 10/01/23	2,250	2,540,138
State of Maryland GO
5.00%, 03/01/20	3,110	3,228,833
First Series, 5.00%, 06/01/21	4,000	4,291,280
First Series, 5.00%, 06/01/22	925	1,016,168
First Series B, 5.00%, 03/15/20	2,000	2,078,780
Second Series E, 4.50%, 08/01/20	1,835	1,911,868
Series A, 5.00%, 03/01/19	1,610	1,622,510
Series A, 5.00%, 03/01/21	2,000	2,131,740
Series A, 5.00%, 03/01/22	300	327,708
Series A, 5.00%, 03/15/22	2,500	2,733,600
Series A, 5.00%, 03/01/23	500	558,535
Series A, 5.00%, 03/15/23	3,780	4,226,418
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,752,869
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,364,200
Series B, 4.00%, 08/01/23	3,875	4,183,915
Series B, 4.50%, 08/01/21	1,000	1,063,580
Series B, 5.00%, 03/15/19	1,150	1,160,373
Series B, 5.00%, 08/01/19	2,900	2,959,827
Series B, 5.00%, 08/01/20	4,000	4,200,040
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,199,546
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,735,513
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,332,734
Series C, 5.00%, 08/01/19	2,400	2,449,512
Series C, 5.00%, 08/01/22	3,500	3,859,415
Series C, 5.00%, 08/01/23	2,000	2,252,260

		95,174,100
Massachusetts — 7.4%
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/19	1,000	1,010,450
Series A, 5.00%, 04/01/20	7,400	7,704,510
Series A, 5.00%, 03/01/23	2,925	3,263,656
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,602,045
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,204,090
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,340,150
Series A, 5.25%, 08/01/19	490	501,035
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,791,630
Series A, 5.25%, 08/01/21	1,000	1,083,160
Series B, 5.00%, 08/01/19	1,650	1,684,468
Series B, 5.00%, 08/01/21	1,000	1,076,730
Series B, 5.00%, 08/01/22	700	771,624
Series B, 5.00%, 07/01/23	1,285	1,443,145
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	522,465
Series B, 5.25%, 08/01/20	2,950	3,109,005
Series B, 5.25%, 08/01/21	675	731,133
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,083,160
Series B, 5.25%, 09/01/21	255	276,782

409

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 08/01/22	$110	$122,219
Series C, 5.00%, 08/01/19	2,000	2,041,780
Series C, 5.00%, 04/01/20	2,000	2,082,300
Series C, 5.00%, 08/01/20	4,895	5,138,967
Series C, 5.00%, 10/01/21	2,000	2,162,220
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,430	1,568,982
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,276,977
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,691,034
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	107,673
Series D, 5.50%, 10/01/19 (AMBAC)	2,000	2,060,280
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,467,030
Series E, 5.00%, 11/01/23	2,900	3,275,782
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,141,392
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,424,538
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,281,509
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	4,200	4,714,920
Series A, 5.00%, 07/01/20	1,000	1,047,860
Series A, 5.25%, 07/01/21	500	540,450
Series B, 5.25%, 07/01/20	1,500	1,577,580
Series C, 5.25%, 07/01/19	2,700	2,753,001
Series C, 5.25%, 07/01/21	2,020	2,183,418
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,000	2,206,120
5.25%, 08/01/20	475	500,446
Series 2014, 5.00%, 08/01/21	4,130	4,449,084
Series A, 5.25%, 08/01/19	1,100	1,124,255
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,078,120
Series B-1, 5.00%, 10/15/20	1,510	1,595,572
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	5,510	5,940,276
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,280	3,611,641
Series B, 5.00%, 08/15/19	2,050	2,096,637
Series B, 5.00%, 08/15/20	2,020	2,122,313
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,146,520
Series B, 5.00%, 08/01/19	2,235	2,281,242
Series B, 5.00%, 08/01/39 (PR 08/01/19)	3,300	3,368,508
Series J, 5.50%, 08/01/20 (AGM)	960	1,015,642
Series J, 5.50%, 08/01/20 (ETM) (AGM)	40	42,278
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,179,740

		132,617,544
Michigan — 1.3%
Michigan Finance Authority RB
5.00%, 01/01/20 (Call 07/01/19)	1,075	1,094,823
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,018,150
5.00%, 01/01/21 (Call 07/01/19)	1,000	1,017,770
5.00%, 07/01/21 (AGM)	1,500	1,599,615
Series A, 5.00%, 07/01/19	11,400	11,605,656
Michigan State Building Authority RB
Series I, 5.00%, 04/15/19	1,600	1,618,080
Series I, 5.00%, 04/15/20	1,000	1,040,550
Series I, 5.00%, 04/15/21	300	320,241
State of Michigan GO
Series A, 5.00%, 12/01/21	350	379,904
Series A, 5.00%, 12/01/22	1,000	1,110,600
State of Michigan RB
5.00%, 03/15/20	1,055	1,094,921
5.00%, 03/15/21	100	106,484

Security	Par (000)	Value

Michigan (continued)
5.00%, 03/15/22	$750	$817,320
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	1,000	1,028,780

		23,852,894
Minnesota — 1.5%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,306,699
Series A, 5.00%, 03/01/22	1,275	1,393,269
Series A, 5.00%, 03/01/23	3,075	3,432,930
State of Minnesota GO
Series A, 5.00%, 08/01/19	4,600	4,695,174
Series D, 5.00%, 08/01/19 (ETM)	15	15,306
Series D, 5.00%, 08/01/21	2,000	2,153,780
Series D, 5.00%, 08/01/22	2,000	2,205,740
Series F, 5.00%, 10/01/19	4,500	4,615,785
Series F, 5.00%, 10/01/20	995	1,049,496
Series F, 5.00%, 10/01/21	2,095	2,265,680
University of Minnesota RB, Series A, 5.00%, 12/01/18, (ETM)	1,500	1,500,000

		26,633,859
Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	2,785	3,010,112
Series C, 5.00%, 10/01/19	1,400	1,435,322

		4,445,434
Missouri — 0.8%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/19	4,720	4,744,544
Series A, 5.00%, 05/01/22	675	740,711
Series A, 5.00%, 05/01/23	1,025	1,147,323
Series B, 5.00%, 05/01/19	2,200	2,228,820
Series B, 5.00%, 05/01/20	3,325	3,467,975
Series B, 5.00%, 05/01/22	1,500	1,646,025
University of Missouri RB, Series A, 5.00%, 11/01/19	240	246,754

		14,222,152
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,067,729
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	500	517,545

		1,585,274
Nevada — 0.4%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,750	1,900,220
Series B, 5.00%, 06/15/19	1,865	1,895,567
Series B, 5.00%, 06/15/20	2,000	2,088,740
Series C, 5.00%, 06/15/22	500	542,920
County of Clark NV GOL, Series A, 5.00%, 11/01/20	770	813,028

		7,240,475
New Jersey — 5.6%
New Jersey Economic Development Authority RB
5.00%, 06/15/19	2,500	2,535,250
5.00%, 09/01/20	270	281,659
5.00%, 09/01/20 (ETM)	730	766,128
Series A, 4.00%, 07/01/22	1,875	1,946,494
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,023,380
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,047,050
Series B, 5.00%, 11/01/21	1,700	1,810,857

410

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series BBB, 5.00%, 06/15/22	$2,500	$2,679,550
Series DDD, 5.00%, 06/15/19	100	101,394
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,116,205
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	534,750
Series II, 5.00%, 03/01/22	325	346,707
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	499,925
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,085,939
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	6,500	6,549,205
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,368,658
Series NN, 5.00%, 03/01/22	755	805,426
Series NN, 5.00%, 03/01/23	2,000	2,158,480
Series PP, 5.00%, 06/15/19	2,500	2,534,850
Series XX, 5.00%, 06/15/19 (SAP)	750	760,455
Series XX, 5.00%, 06/15/20 (SAP)	250	259,595
Series XX, 5.00%, 06/15/21 (SAP)	2,590	2,731,259
Series XX, 5.00%, 06/15/23 (SAP)	1,040	1,126,715
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,105	1,202,682
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,725	11,810,155
Series B, 5.00%, 01/01/19	2,220	2,225,306
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	500	506,970
5.00%, 12/15/23	1,000	1,093,990
5.25%, 12/15/19	1,545	1,589,867
5.25%, 12/15/21 (NPFGC)	495	531,877
Series A, 5.00%, 06/15/20	5,540	5,752,625
Series A, 5.00%, 06/15/21	1,000	1,058,310
Series A, 5.00%, 06/15/22	1,000	1,076,360
Series A, 5.00%, 06/15/23	700	764,253
Series A, 5.25%, 12/15/19	1,000	1,029,040
Series A, 5.25%, 12/15/22	440	481,162
Series A, 5.50%, 12/15/21	2,720	2,943,122
Series A, 5.50%, 12/15/22	6,270	6,915,935
Series A-1, 5.00%, 06/15/19	2,200	2,231,834
Series A-1, 5.00%, 06/15/20	1,850	1,921,003
Series A-1, 5.00%, 06/15/21	200	211,662
Series AA, 5.00%, 06/15/22	110	118,323
Series AA, 5.00%, 06/15/22 (SAP)	810	871,285
Series B, 5.00%, 06/15/20	2,100	2,180,598
Series B, 5.00%, 06/15/21	3,715	3,930,693
Series B, 5.25%, 12/15/23 (AMBAC)	375	414,596
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	1,000	1,059,230
Series D, 5.00%, 12/15/18	665	665,592
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	3,960	4,360,673
Series B, 5.00%, 01/01/20	1,150	1,187,616
Series B, 5.00%, 01/01/23	1,500	1,659,540
Series C, 5.00%, 01/01/20	3,000	3,098,130
Series H, 5.00%, 01/01/21 (PR 01/01/19)	675	676,654
State of New Jersey GO
5.00%, 06/01/21	1,760	1,873,978
Series H, 5.25%, 07/01/19	405	412,622
Series Q, 5.00%, 08/15/19	305	311,402
Series Q, 5.00%, 08/15/20	410	429,852

		100,666,868
New Mexico — 0.6%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,128,860
5.00%, 06/15/21	1,205	1,293,339

Security	Par (000)	Value

New Mexico (continued)
5.00%, 06/15/22	$600	$658,974
Series A, 5.00%, 06/15/23	1,000	1,119,330
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,597,785
Series B, 5.00%, 03/01/22	500	545,560
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,805,632
Series B, 4.00%, 07/01/21	1,000	1,048,210
Series B, 4.00%, 07/01/22	845	898,810

		11,096,500
New York — 15.5%
City of New York NY GO
Series 1, 5.00%, 08/01/19	7,000	7,144,410
Series A, 5.00%, 08/01/19	8,600	8,777,417
Series A, 5.00%, 08/01/20	5,500	5,773,185
Series A, 5.00%, 08/01/21	3,400	3,657,210
Series A, 5.00%, 08/01/22	5,000	5,500,450
Series A, 5.00%, 08/01/23	2,000	2,242,840
Series B, 5.00%, 08/01/19	1,000	1,020,630
Series B, 5.00%, 08/01/20	520	545,828
Series B, 5.00%, 08/01/21	4,120	4,431,678
Series C, 5.00%, 08/01/20	7,780	8,166,433
Series C, 5.00%, 08/01/22	725	797,565
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,555,400
Series E, 5.00%, 08/01/21	1,205	1,296,158
Series E, 5.00%, 08/01/23 (Call 08/01/19)	300	305,670
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,086,550
Series G, 5.00%, 08/01/19	500	510,315
Series G, 5.00%, 08/01/23	2,000	2,242,840
Series G-1, 5.00%, 04/01/22	2,000	2,183,920
Series I, 5.00%, 08/01/22	2,025	2,227,682
Series J, 5.00%, 08/01/21	425	457,151
Series J, 5.00%, 08/01/22	1,105	1,215,599
Series J, 5.00%, 08/01/23	1,175	1,317,669
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	500	528,235
Series C, 5.00%, 10/01/21	400	429,932
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,090,160
Long Island Power Authority RB
Series A, 0.00%, 06/01/21(a)	1,000	941,820
Series A, 6.00%, 05/01/33 (PR 05/01/19)	2,000	2,034,460
Series B, 5.25%, 04/01/19 (ETM)	250	252,852
Metropolitan Transportation Authority RB
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,101,440
Series A2, 5.00%, 11/15/23	1,065	1,188,167
Series B, 5.00%, 11/15/22	900	988,326
Series B, 5.00%, 11/15/23	1,820	2,030,483
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,060,400
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,500	1,540,575
Series C, 5.00%, 11/15/19	1,000	1,028,190
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(b)(c)	500	514,730
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	516,740
Series D, 5.00%, 11/15/19	2,035	2,092,367
Series D, 5.00%, 11/15/20	1,860	1,963,825
Series D, 5.00%, 11/15/21	1,000	1,077,980
Series F, 5.00%, 11/15/19	3,450	3,547,255
Series F, 5.00%, 11/15/23 (Call 11/15/22)	760	833,986

411

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	$70	$73,397
5.00%, 07/15/20 (ETM) (SAW)	430	451,362
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	1,500	1,659,405
Series A, 5.00%, 08/01/21	1,000	1,075,920
Series A, 5.00%, 08/01/23	1,000	1,122,830
Series A-1, 5.00%, 11/01/19	500	514,070
Series A-1, 5.00%, 08/01/22	3,000	3,301,410
Series B, 4.50%, 11/01/19	580	593,717
Series C, 5.00%, 11/01/19	7,280	7,484,859
Series C, 5.00%, 11/01/20	2,000	2,113,680
Series C, 5.00%, 11/01/21	1,000	1,082,270
Series F-1, 5.00%, 05/01/22	305	333,835
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	750	845,603
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,306,964
Series DD, 5.00%, 06/15/22	135	148,739
Series GG, 5.00%, 06/15/20	500	523,580
New York Local Government Assistance Corp. RB, Series A-5/6, 5.50%, 04/01/19	500	506,080
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	775	841,015
New York State Dormitory Authority RB
5.50%, 05/15/21 (AMBAC)	200	216,434
Series 2015-B, 5.00%, 03/15/19	2,000	2,018,220
Series A, 5.00%, 02/15/19	1,000	1,006,520
Series A, 5.00%, 03/15/19	2,305	2,325,999
Series A, 5.00%, 12/15/19	5,200	5,366,972
Series A, 5.00%, 03/15/20	1,340	1,392,957
Series A, 5.00%, 12/15/20	1,850	1,960,648
Series A, 5.00%, 02/15/21	7,000	7,445,900
Series A, 5.00%, 03/15/21	2,100	2,239,209
Series A, 5.00%, 12/15/21	700	759,724
Series A, 5.00%, 02/15/22	4,000	4,356,760
Series A, 5.00%, 03/15/22	2,125	2,320,712
Series A, 5.00%, 03/15/23	1,050	1,170,813
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	327,945
Series B, 5.00%, 03/15/20	800	831,616
Series B, 5.00%, 02/15/23	5,750	6,399,290
Series C, 5.00%, 03/15/23	3,000	3,345,180
Series D, 5.00%, 02/15/20	7,065	7,327,111
Series D, 5.00%, 02/15/22	2,235	2,434,340
Series D, 5.00%, 02/15/23	5,840	6,499,453
Series E, 5.00%, 02/15/19 (ETM)	2,280	2,294,729
Series E, 5.00%, 03/15/20	3,100	3,222,512
Series E, 5.00%, 03/15/21	2,200	2,344,826
Series E, 5.00%, 03/15/22	405	442,033
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/19	2,000	2,035,240
Series A, 5.00%, 06/15/21	3,800	4,088,686
Series A, 5.00%, 06/15/23	3,000	3,379,620
New York State Thruway Authority RB
Series A, 5.00%, 05/01/19	14,085	14,263,175
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	894,821
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,445	2,634,781
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,393,122

Security	Par (000)	Value

New York (continued)
Series L, 5.00%, 01/01/21	$750	$795,338
Series L, 5.00%, 01/01/23	1,150	1,275,776
New York State Urban Development Corp. RB
5.00%, 03/15/20	2,000	2,079,040
5.50%, 03/15/19 (AMBAC)	400	404,200
5.50%, 03/15/20 (NPFGC)	700	732,074
Series A, 5.00%, 03/15/19	7,105	7,169,727
Series A, 5.00%, 03/15/20	1,000	1,039,520
Series A, 5.00%, 03/15/21	500	532,915
Series A, 5.00%, 03/15/22	5,445	5,942,891
Series A, 5.00%, 03/15/23	2,755	3,070,778
Series A-2, 5.00%, 01/01/20	1,500	1,549,545
Series C, 5.00%, 03/15/21	4,860	5,179,934
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,094,770
Series D, 5.00%, 03/15/21	340	362,382
Series D, 5.00%, 03/15/22	1,500	1,637,160
Series D, 5.50%, 01/01/19	770	772,148
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/18	675	675,000
Series 179, 5.00%, 12/01/21	1,840	1,999,528
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,233,480
Series A, 5.00%, 10/15/20	1,425	1,505,755
Series A, 5.00%, 10/15/21	2,835	3,072,176
Series A, 5.00%, 10/15/22	1,000	1,109,420
Series A, 5.00%, 10/15/23	3,360	3,799,925
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23 (Call 11/15/22)	3,000	3,327,870
5.50%, 11/15/21 (NPFGC)	1,000	1,096,360
Series A, 5.00%, 11/15/22	2,635	2,914,547
Series B, 5.00%, 11/15/19	2,350	2,419,607
Series B, 5.00%, 11/15/20	1,420	1,503,184
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,023,482
Utility Debt Securitization Authority RB, Series B, 5.00%, 12/15/20 (Call 12/15/18)	1,000	1,001,050

		279,256,189
North Carolina — 3.9%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,560	5,825,212
5.00%, 07/01/21	1,705	1,833,182
5.00%, 07/01/23	760	854,947
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	420	456,284
County of Wake NC GO
5.00%, 03/01/19	1,235	1,244,559
5.00%, 02/01/20	1,175	1,217,053
Series 2010C, 5.00%, 03/01/22	360	393,487
Series C, 5.00%, 03/01/20	2,895	3,005,618
Series C, 5.00%, 03/01/21	1,075	1,146,294
Series C, 5.00%, 03/01/23	2,865	3,204,101
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,488,603
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,835,804
Series B, 5.00%, 01/01/26 (PR 01/01/19)	5,000	5,012,300
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	1,825	1,828,011
4.00%, 01/01/19 (ETM)	855	856,471
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	1,000	1,030,740
Series A, 5.00%, 06/01/23	4,000	4,494,720
Series B, 5.00%, 06/01/19	7,735	7,856,362

412

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series C, 4.00%, 05/01/21	$600	$628,356
Series C, 5.00%, 05/01/19	1,105	1,119,431
Series C, 5.00%, 05/01/20	1,800	1,877,400
Series C, 5.00%, 05/01/22	2,590	2,842,033
Series D, 4.00%, 06/01/21	825	865,318
Series D, 4.00%, 06/01/22	2,250	2,396,340
Series E, 5.00%, 05/01/19	1,800	1,823,508
Series E, 5.00%, 05/01/20	2,100	2,190,300
State of North Carolina RB
5.00%, 03/01/20	1,000	1,035,700
5.00%, 03/01/21	500	532,025
5.00%, 03/01/22	2,400	2,614,560
5.00%, 03/01/23	1,370	1,523,317
5.00%, 05/01/29 (PR 05/01/21)	500	535,090
Series C, 5.00%, 05/01/21	2,000	2,139,860
Series C, 5.00%, 05/01/22	1,860	2,037,779

		70,744,765
Ohio — 1.0%
City of Columbus OH GO, Series 1, 5.00%, 07/01/23	1,205	1,352,733
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	1,370	1,487,108
5.00%, 06/01/23	3,925	4,405,067
State of Ohio GO
5.00%, 02/01/29 (PR 08/01/21)	500	538,365
Series A, 5.00%, 09/15/21	3,225	3,478,936
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	695,255
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,107,020
Series B, 5.00%, 12/15/18	3,850	3,853,734
Series B, 5.00%, 12/15/19	1,000	1,031,170

		17,949,388
Oregon — 1.2%
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/23	2,000	2,243,240
Series A, 5.00%, 06/01/19	1,235	1,254,068
Series A, 5.00%, 06/01/20	1,000	1,045,080
Series A, 5.00%, 06/01/21	1,000	1,072,050
Series B, 5.00%, 06/15/22	2,000	2,198,000
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/20 (GTD)	4,000	4,183,680
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	2,000	2,022,460
Series C, 5.00%, 04/01/23	2,000	2,234,000
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/33 (PR 05/15/19)	5,000	5,071,550
State of Oregon GO, 5.00%, 05/01/23	100	112,068

		21,436,196
Pennsylvania — 3.9%
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/20	400	412,952
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	1,000	1,038,100
5.00%, 07/01/22	350	382,123
5.00%, 09/15/23	1,500	1,672,950
5.00%, 06/01/25 (PR 06/01/22)	3,605	3,960,309
First Series, 5.00%, 06/01/19	1,000	1,015,340
First Series, 5.00%, 07/01/20	1,225	1,281,485
First Series, 5.00%, 03/15/21	1,000	1,061,910

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 04/01/22	$1,000	$1,085,920
First Series, 5.00%, 08/15/22	2,000	2,188,800
First Series, 5.00%, 01/01/23	2,675	2,946,700
Second Series, 5.00%, 07/01/19	3,100	3,155,366
Second Series, 5.00%, 09/15/20	2,135	2,244,888
Second Series, 5.00%, 01/15/21	3,500	3,701,985
Second Series, 5.00%, 09/15/21	3,000	3,221,910
Second Series, 5.00%, 01/15/22	3,000	3,242,940
Third Series, 5.38%, 07/01/19 (NPFGC)	1,000	1,020,000
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,141,179
5.00%, 01/01/21 (Call 01/04/19)	2,130	2,134,984
Series A, 5.00%, 07/01/19	4,065	4,139,715
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	733,615
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	521,785
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,266,940
Series B, 5.00%, 12/01/18	500	500,000
Series B, 5.25%, 06/01/22 (PR 06/01/19)	6,000	6,099,960
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,095,500
Series B-1, 5.00%, 12/01/37 (PR 12/01/19)	4,650	4,790,476
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,062,860
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,175,500

		70,296,192
Rhode Island — 0.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	500	508,275

South Carolina — 0.3%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,119,440
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	342,098
South Carolina Public Service Authority RB, Series B, 5.00%, 12/01/18, (ETM)	1,000	1,000,000
State of South Carolina GO, Series A, 5.00%, 06/01/19	3,000	3,046,470

		5,508,008
Tennessee — 0.8%
City of Memphis TN GO, Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,000	2,091,900
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,560,525
Series A, 5.00%, 03/01/23	500	558,105
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,000	1,123,070
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,750	5,281,288
State of Tennessee GO
Series A, 5.00%, 08/01/19	500	510,245
Series A, 5.00%, 08/01/20	375	393,626
Series A, 5.00%, 08/01/21	2,300	2,478,319
Series A, 5.00%, 08/01/22	400	441,376

		14,438,454
Texas — 6.7%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	519,255

413

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	$3,375	$3,162,139
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,502,113
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,697,424
Series A, 5.00%, 02/15/20	1,295	1,341,322
City of Houston TX Combined Utility System Revenue RB, Series C, 5.00%, 05/15/20	1,000	1,043,890
City of Houston TX GOL
Series A, 4.50%, 03/01/19	930	935,999
Series A, 4.50%, 03/01/19 (ETM)	95	95,613
Series A, 5.00%, 03/01/19	1,135	1,143,785
Series A, 5.00%, 03/01/20 (Call 03/01/19)	40	40,296
Series A, 5.00%, 03/01/20 (PR 03/01/19)	310	312,368
Series A, 5.00%, 03/01/23	1,500	1,666,230
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,517,985
5.00%, 02/01/19	1,100	1,105,522
5.00%, 02/01/20	6,660	6,896,030
5.00%, 02/01/21	3,000	3,186,300
5.00%, 02/01/22	3,075	3,344,831
Series B, 2.00%, 02/01/33 (Put 06/01/21)(b)(c)	500	492,960
City of San Antonio Texas GOL
5.00%, 02/01/19	1,800	1,809,324
5.00%, 02/01/20	1,500	1,553,160
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	1,500	1,593,150
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	1,000	1,023,130
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	820,619
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	500	506,565
Dallas Area Rapid Transit RB, 5.25%, 12/01/43 (PR 12/01/18)	1,760	1,760,000
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	1,510	1,519,755
5.00%, 02/15/21 (PSF)	1,000	1,063,550
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,308,500
Houston Independent School District GOL
5.00%, 02/15/19 (PSF)	1,000	1,006,460
5.00%, 02/15/22 (PSF)	1,780	1,941,339
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,863,173
Series A-2, 3.00%, 06/01/39 (Put 06/01/19) (PSF)(b)(c)	2,000	2,009,540
Lewisville Independent School District GO, 0.00%, 08/15/22 (PSF)(a)	1,350	1,236,020
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	105,065
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/19	520	521,201
Series A, 5.00%, 01/01/20	1,750	1,806,105
Series A, 5.00%, 01/01/21	500	528,695
Series A, 5.00%, 01/01/22	2,000	2,162,680
Series A, 5.00%, 01/01/23	1,200	1,323,192
Series D, 5.00%, 09/01/28 (PR 09/01/21)	2,500	2,690,025
Series D, 5.00%, 09/01/32 (PR 09/01/21)	2,820	3,034,348
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,540	1,667,250
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	989,200
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,011,960

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	$800	$785,728
State of Texas GO
5.00%, 10/01/19	4,160	4,264,624
5.00%, 10/01/21	3,000	3,245,250
5.00%, 10/01/22	4,020	4,439,005
5.00%, 04/01/23	1,000	1,114,810
Series A, 5.00%, 10/01/19	1,000	1,025,150
State of Texas RB, 4.00%, 08/29/19	3,000	3,045,060
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,039,270
Series A, 5.00%, 03/15/21	1,250	1,331,050
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	7,000	7,383,390
5.00%, 10/01/21	1,120	1,209,958
5.00%, 10/01/22	2,000	2,209,240
Series A, 5.00%, 04/01/19	2,000	2,020,780
Series A, 5.00%, 10/01/19	750	769,425
Series A, 5.00%, 04/01/21	2,615	2,791,251
Series A, 5.00%, 04/01/22	2,050	2,239,686
Series A, 5.00%, 04/01/23	2,215	2,471,253
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,102,320
Series A, 5.00%, 08/15/23	3,000	3,372,930
Series B, 5.00%, 08/15/19	525	536,466
Series B, 5.00%, 08/15/22	1,125	1,240,110
Series B, 5.38%, 08/15/23	605	690,281
Series D, 5.00%, 08/15/21	3,400	3,664,826

		119,849,931
Utah — 1.0%
Intermountain Power Agency RB, 5.00%, 07/01/22	2,000	2,196,560
State of Utah GO
5.00%, 07/01/22	2,000	2,203,820
5.00%, 07/01/23	380	427,823
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,460	2,643,639
Series A, 5.00%, 07/01/20	2,800	2,934,904
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,909,999

		17,316,745
Virginia — 2.0%
County of Fairfax VA GO
Series B, 4.00%, 04/01/19 (SAW)	860	866,218
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,480,320
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	2,036,074
Virginia College Building Authority RB
Series A, 5.00%, 02/01/19	7,000	7,036,190
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,225,895
Series E, 5.00%, 02/01/23	1,500	1,669,815
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,000	1,128,040
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,017,682
5.00%, 05/15/25 (PR 05/15/21)	3,000	3,210,900
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,351,500
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,129,166
Series A, 5.00%, 05/15/23	200	224,224
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	1,120	1,135,960
4.00%, 08/01/20 (SAW)	2,500	2,583,600
Series C, 5.00%, 08/01/22 (Call 08/01/19) (SAW)	1,240	1,264,378

		36,359,962

414

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 3.0%
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/19	$500	$502,520
Series B, 5.00%, 02/01/20	1,500	1,552,815
County of King WA Sewer Revenue RB, 5.00%, 01/01/39 (PR 01/01/19)	3,035	3,042,436
Energy Northwest RB
Series A, 5.00%, 07/01/19	2,735	2,784,011
Series A, 5.00%, 07/01/20	305	319,405
Series A, 5.00%, 07/01/21	4,375	4,697,350
Series A, 5.00%, 07/01/22	1,195	1,312,445
Series A, 5.00%, 07/01/22 (Call 07/01/21)	2,205	2,363,451
Series A, 5.00%, 07/01/23	1,000	1,120,750
State of Washington GO
5.00%, 07/01/19	3,650	3,716,028
5.00%, 02/01/20	1,000	1,035,560
5.00%, 07/01/23	380	426,060
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,531,140
Series 2010E, 5.00%, 02/01/20	2,500	2,588,900
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,198,680
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	215,346
Series B, 5.00%, 07/01/22	2,800	3,075,184
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,620,656
Series C, 5.50%, 07/01/23	715	796,460
Series R, 5.00%, 07/01/23	5,000	5,606,050
Series R-2011A, 5.00%, 01/01/21	1,000	1,060,740
Series R-2011B, 5.00%, 07/01/20	520	544,638
Series R-2012C, 5.00%, 07/01/20	1,000	1,047,380
Series R-2015, 5.00%, 07/01/21	1,000	1,073,940
Series R-2015-C, 5.00%, 07/01/20	1,000	1,047,380
Series R-2017A, 5.00%, 08/01/21	1,625	1,748,630
State of Washington RB
5.00%, 09/01/19	500	511,195
5.00%, 09/01/20	1,010	1,061,045
5.00%, 09/01/21	300	322,878
Series F, 5.00%, 09/01/20	1,045	1,097,814
Series F, 5.00%, 09/01/22	1,405	1,546,540

		54,567,427
Wisconsin — 1.8%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,195,160
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	5,900	5,991,686

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin GO
Series 1, 5.00%, 05/01/19	$1,200	$1,215,528
Series 1, 5.00%, 05/01/20	1,000	1,043,000
Series 1, 5.00%, 05/01/21	1,600	1,712,928
Series 1, 5.00%, 11/01/21	2,000	2,167,220
Series 1, 5.00%, 05/01/23	2,000	2,236,000
Series 1, 5.00%, 11/01/23	940	1,059,728
Series 2, 5.00%, 11/01/19	2,175	2,236,400
Series 2, 5.00%, 11/01/21	2,000	2,167,220
Series 2, 5.00%, 11/01/22	2,000	2,211,620
Series 4, 5.00%, 05/01/20	1,000	1,043,000
State of Wisconsin RB, Series A, 5.00%, 05/01/22 (Call 05/01/19) (SAP)	685	693,809
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,000	2,149,980
Series 1, 5.00%, 07/01/22	1,765	1,942,947
Series A, 5.00%, 07/01/20 (AGM)	560	586,270
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	290	295,214
Series I, 5.00%, 07/01/20 (NPFGC)	960	1,005,034

		32,952,744

Total Municipal Debt Obligations — 98.5% (Cost: $1,782,811,738)		1,771,651,636

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.55%(d)(e)	6,913	6,913,447

Total Short-Term Investments — 0.4% (Cost: $6,913,062)		6,913,447

Total Investments in Securities — 98.9% (Cost: $1,789,724,800)		1,778,565,083

Other Assets, Less Liabilities — 1.1%		18,966,516

Net Assets — 100.0%		$1,797,531,599

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 11/30/18 (000)	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	3,910	3,003	6,913	$6,913,447	$185,129	$546	$(17)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

415

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Short-Term National Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,771,651,636	$—	$1,771,651,636
Money Market Funds	6,913,447	—	—	6,913,447

	$6,913,447	$1,771,651,636	$—	$1,778,565,083

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding

416

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2019